JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares	Value ($)
JNL/American Funds Balanced Fund
INVESTMENT COMPANIES 100.0%
Global Balanced 100.0%
American Funds Insurance Series - Asset Allocation Fund - Class 1 (a)	131,465	3,588,993
Total Investment Companies (cost $3,226,578)		3,588,993
Total Investments 100.0% (cost $3,226,578)		3,588,993
Other Assets and Liabilities, Net (0.0)%		(1,115)
Total Net Assets 100.0%		3,587,878

(a)  Investment in affiliate.

JNL/American Funds Bond Fund of America Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 100.0%
American Funds Insurance Series - The Bond Fund of America - Class 1	49,512	483,234
Total Investment Companies (cost $474,518)		483,234
Total Investments 100.0% (cost $474,518)		483,234
Other Assets and Liabilities, Net (0.0)%		(144)
Total Net Assets 100.0%		483,090

JNL/American Funds Capital Income Builder Fund
INVESTMENT COMPANIES 100.0%
Global Balanced 100.0%
American Funds Insurance Series - Capital Income Builder Fund - Class 1 (a)	38,342	546,375
Total Investment Companies (cost $437,573)		546,375
Total Investments 100.0% (cost $437,573)		546,375
Other Assets and Liabilities, Net (0.0)%		(199)
Total Net Assets 100.0%		546,176

(a)  Investment in affiliate.

JNL/American Funds Capital World Bond Fund
INVESTMENT COMPANIES 100.0%
Global Fixed Income 100.0%
American Funds Insurance Series - Capital World Bond Fund - Class 1 (a)	30,214	316,946
Total Investment Companies (cost $352,129)		316,946
Total Investments 100.0% (cost $352,129)		316,946
Other Assets and Liabilities, Net (0.0)%		(112)
Total Net Assets 100.0%		316,834

(a)  Investment in affiliate.

JNL/American Funds Global Growth Fund
INVESTMENT COMPANIES 100.0%
Global Equity 100.0%
American Funds Insurance Series - Global Growth Fund - Class 1 (a)	29,198	1,113,910
Total Investment Companies (cost $1,022,592)		1,113,910
Total Investments 100.0% (cost $1,022,592)		1,113,910
Other Assets and Liabilities, Net (0.0)%		(382)
Total Net Assets 100.0%		1,113,528

(a)  Investment in affiliate.

JNL/American Funds Global Small Capitalization Fund
INVESTMENT COMPANIES 100.0%
Global Equity 100.0%
American Funds Insurance Series - Global Small Capitalization Fund - Class 1 (a)	30,514	607,220
Total Investment Companies (cost $649,263)		607,220
Total Investments 100.0% (cost $649,263)		607,220
Other Assets and Liabilities, Net (0.0)%		(202)
Total Net Assets 100.0%		607,018

(a)  Investment in affiliate.

	Shares	Value ($)
JNL/American Funds Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Growth Fund - Class 1 (a)	61,665	8,563,401
Total Investment Companies (cost $6,271,685)		8,563,401
Total Investments 100.0% (cost $6,271,685)		8,563,401
Other Assets and Liabilities, Net (0.0)%		(2,236)
Total Net Assets 100.0%		8,561,165

(a)  Investment in affiliate.

JNL/American Funds Growth-Income Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Growth-Income Fund - Class 1 (a)	188,888	12,606,371
Total Investment Companies (cost $9,858,026)		12,606,371
Total Investments 100.0% (cost $9,858,026)		12,606,371
Other Assets and Liabilities, Net (0.0)%		(4,247)
Total Net Assets 100.0%		12,602,124

(a)  Investment in affiliate.

JNL/American Funds International Fund
INVESTMENT COMPANIES 100.0%
International Equity 100.0%
American Funds Insurance Series - International Fund - Class 1 (a)	66,575	1,446,014
Total Investment Companies (cost $1,301,993)		1,446,014
Total Investments 100.0% (cost $1,301,993)		1,446,014
Other Assets and Liabilities, Net (0.0)%		(532)
Total Net Assets 100.0%		1,445,482

(a)  Investment in affiliate.

JNL/American Funds New World Fund
INVESTMENT COMPANIES 100.0%
Emerging Markets Equity 100.0%
American Funds Insurance Series - New World Fund - Class 1 (a)	47,217	1,487,802
Total Investment Companies (cost $1,178,025)		1,487,802
Total Investments 100.0% (cost $1,178,025)		1,487,802
Other Assets and Liabilities, Net (0.0)%		(597)
Total Net Assets 100.0%		1,487,205

(a)  Investment in affiliate.

JNL/American Funds Washington Mutual Investors Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Washington Mutual Investors Fund - Class 1 (a)	239,109	4,301,572
Total Investment Companies (cost $3,311,023)		4,301,572
Total Investments 100.0% (cost $3,311,023)		4,301,572
Other Assets and Liabilities, Net (0.0)%		(1,596)
Total Net Assets 100.0%		4,299,976

(a)  Investment in affiliate.

JNL/Mellon Bond Index Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 100.0%
JNL Bond Index Fund - Class I (98.0%) (a)	102,880	1,019,538
Total Investment Companies (cost $1,018,116)		1,019,538
Total Investments 100.0% (cost $1,018,116)		1,019,538
Other Assets and Liabilities, Net (0.0)%		(210)
Total Net Assets 100.0%		1,019,328

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

Shares	Value ($)

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2025 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon Emerging Markets Index Fund
INVESTMENT COMPANIES 100.0%
Emerging Markets Equity 100.0%
JNL Emerging Markets Index Fund - Class I (99.7%) (a)	79,191	875,065
Total Investment Companies (cost $771,468)		875,065
Total Investments 100.0% (cost $771,468)		875,065
Other Assets and Liabilities, Net (0.0)%		(238)
Total Net Assets 100.0%		874,827

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2025 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon International Index Fund
INVESTMENT COMPANIES 100.0%
International Equity 100.0%
JNL International Index Fund - Class I (99.5%) (a)	245,929	3,017,553
Total Investment Companies (cost $2,490,683)		3,017,553
Total Investments 100.0% (cost $2,490,683)		3,017,553
Other Assets and Liabilities, Net (0.0)%		(648)
Total Net Assets 100.0%		3,016,905

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2025 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon S&P 400 MidCap Index Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
JNL Mid Cap Index Fund - Class I (99.6%) (a)	260,814	3,309,724
Total Investment Companies (cost $2,610,471)		3,309,724
Total Investments 100.0% (cost $2,610,471)		3,309,724
Other Assets and Liabilities, Net (0.0)%		(594)
Total Net Assets 100.0%		3,309,130

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2025 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon Small Cap Index Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
JNL Small Cap Index Fund - Class I (99.6%) (a)	208,155	2,397,945
Total Investment Companies (cost $2,075,144)		2,397,945
Total Investments 100.0% (cost $2,075,144)		2,397,945
Other Assets and Liabilities, Net (0.0)%		(438)
Total Net Assets 100.0%		2,397,507

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2025 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Aggressive Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 58.4%
JNL Multi-Manager Mid Cap Fund - Class I (7.3%) (a)	4,231	89,193
JNL Multi-Manager Small Cap Growth Fund - Class I (1.8%) (a)	921	44,290
JNL Multi-Manager Small Cap Value Fund - Class I (2.4%) (a)	1,986	44,426
JNL Multi-Manager U.S. Select Equity Fund - Class I (13.7%) (a)	10,497	198,816
JNL/JPMorgan MidCap Growth Fund - Class I (0.7%) (a)	317	25,907
JNL/JPMorgan U.S. Value Fund - Class I (2.0%) (a)	1,441	30,023
JNL/Morningstar SMID Moat Focus Index Fund - Class I (31.8%) (a)	2,260	25,542
	Shares	Value ($)
JNL/Morningstar Wide Moat Index Fund - Class I (3.7%) (a)	2,167	29,920
JNL/Newton Equity Income Fund - Class I (2.7%) (a)	2,520	98,033
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I (9.6%) (a)	8,090	90,683
JNL/T. Rowe Price Growth Stock Fund - Class I (0.7%) (a)	705	78,298
JNL/T. Rowe Price Value Fund - Class I (2.0%) (a)	2,721	90,219
JNL/WMC Equity Income Fund - Class I (3.2%) (a)	1,331	29,484
		874,834
International Equity 21.5%
JNL Multi-Manager International Small Cap Fund - Class I (11.2%) (a)	5,763	81,603
JNL/Causeway International Value Select Fund - Class I (4.5%) (a)	4,838	120,900
JNL/WCM Focused International Equity Fund - Class I (5.3%) (a)	6,395	120,415
		322,918
Emerging Markets Equity 7.7%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (6.3%) (a)	7,669	81,901
JNL/GQG Emerging Markets Equity Fund - Class I (4.1%) (a)	2,080	33,590
		115,491
Global Equity 6.9%
JNL/Loomis Sayles Global Growth Fund - Class I (10.1%) (a)	4,488	103,543
Alternative 3.0%
Jackson Real Assets Fund - Class I (4.3%) (a)	1,425	15,476
JNL Multi-Manager Alternative Fund - Class I (3.1%) (a)	2,091	30,033
		45,509
Domestic Fixed Income 2.5%
JNL/DoubleLine Core Fixed Income Fund - Class I (1.3%) (a)	2,453	37,082
Total Investment Companies (cost $1,174,950)		1,499,377
Total Investments 100.0% (cost $1,174,950)		1,499,377
Other Assets and Liabilities, Net (0.0)%		(321)
Total Net Assets 100.0%		1,499,056

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2025 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Conservative Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 60.4%
JNL/DoubleLine Core Fixed Income Fund - Class I (2.1%) (a)	3,865	58,436
JNL/DoubleLine Total Return Fund - Class I (3.5%) (a)	5,479	64,156
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (3.9%) (a)	4,245	56,889
JNL/Lord Abbett Short Duration Income Fund - Class I (2.7%) (a)	1,894	19,911
JNL/PIMCO Income Fund - Class I (2.7%) (a)	3,485	45,449
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (1.4%) (a)	849	11,433
JNL/PIMCO Real Return Fund - Class I (1.3%) (a)	1,226	15,662
JNL/PPM America High Yield Bond Fund - Class I (0.2%) (a)	134	2,845
JNL/PPM America Investment Grade Credit Fund - Class I (1.8%) (a)	381	4,245
JNL/PPM America Total Return Fund - Class I (3.8%) (a)	3,875	53,936
JNL/T. Rowe Price U.S. High Yield Fund - Class I (2.7%) (a)	841	11,311
		344,273
Alternative 12.3%
Jackson Credit Opportunities Fund - Class I (5.0%) (a)	2,700	28,567
Jackson Real Assets Fund - Class I (3.6%) (a)	1,182	12,834
JNL Multi-Manager Alternative Fund - Class I (3.0%) (a)	1,984	28,491
		69,892

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares	Value ($)
Domestic Equity 10.2%
JNL Multi-Manager Mid Cap Fund - Class I (0.7%) (a)	403	8,498
JNL Multi-Manager Small Cap Value Fund - Class I (0.3%) (a)	254	5,682
JNL Multi-Manager U.S. Select Equity Fund - Class I (1.6%) (a)	1,235	23,395
JNL/Newton Equity Income Fund - Class I (0.2%) (a)	217	8,430
JNL/T. Rowe Price Growth Stock Fund - Class I (0.0%) (a)	40	4,474
JNL/T. Rowe Price Value Fund - Class I (0.2%) (a)	220	7,303
		57,782
Domestic Balanced 6.0%
JNL/T. Rowe Price Capital Appreciation Fund - Class I (0.2%) (a)	1,091	34,391
International Equity 5.1%
JNL/Causeway International Value Select Fund - Class I (0.5%) (a)	581	14,521
JNL/WCM Focused International Equity Fund - Class I (0.6%) (a)	769	14,474
		28,995
Emerging Markets Fixed Income 4.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (7.0%) (a)	1,714	22,773
Emerging Markets Equity 2.0%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (0.9%) (a)	1,087	11,604
Total Investment Companies (cost $513,782)		569,710
Total Investments 100.0% (cost $513,782)		569,710
Other Assets and Liabilities, Net (0.0)%		(132)
Total Net Assets 100.0%		569,578

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2025 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 49.3%
JNL Multi-Manager Mid Cap Fund - Class I (11.7%) (a)	6,772	142,750
JNL Multi-Manager Small Cap Growth Fund - Class I (2.8%) (a)	1,473	70,869
JNL Multi-Manager Small Cap Value Fund - Class I (3.9%) (a)	3,168	70,875
JNL Multi-Manager U.S. Select Equity Fund - Class I (22.8%) (a)	17,446	330,426
JNL/JPMorgan MidCap Growth Fund - Class I (1.1%) (a)	522	42,625
JNL/JPMorgan U.S. Value Fund - Class I (2.9%) (a)	2,075	43,217
JNL/Morningstar SMID Moat Focus Index Fund - Class I (52.3%) (a)	3,725	42,095
JNL/Morningstar Wide Moat Index Fund - Class I (6.2%) (a)	3,638	50,246
JNL/Newton Equity Income Fund - Class I (4.4%) (a)	4,065	158,142
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I (15.3%) (a)	12,950	145,170
JNL/T. Rowe Price Growth Stock Fund - Class I (1.2%) (a)	1,114	123,618
JNL/T. Rowe Price Value Fund - Class I (3.1%) (a)	4,332	143,634
JNL/WMC Equity Income Fund - Class I (6.1%) (a)	2,552	56,530
		1,420,197
International Equity 19.1%
JNL Multi-Manager International Small Cap Fund - Class I (15.6%) (a)	8,044	113,899
JNL/Causeway International Value Select Fund - Class I (8.2%) (a)	8,731	218,177
JNL/WCM Focused International Equity Fund - Class I (9.6%) (a)	11,663	219,611
		551,687
Domestic Fixed Income 10.9%
JNL/DoubleLine Core Fixed Income Fund - Class I (3.4%) (a)	6,131	92,707
JNL/DoubleLine Total Return Fund - Class I (5.1%) (a)	7,930	92,866
	Shares	Value ($)
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (4.4%) (a)	4,760	63,790
JNL/Lord Abbett Short Duration Income Fund - Class I (3.8%) (a)	2,661	27,964
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (1.7%) (a)	1,066	14,348
JNL/PPM America High Yield Bond Fund - Class I (0.4%) (a)	329	6,985
JNL/T. Rowe Price U.S. High Yield Fund - Class I (3.3%) (a)	1,049	14,114
		312,774
Alternative 8.1%
Jackson Credit Opportunities Fund - Class I (16.1%) (a)	8,680	91,830
Jackson Real Assets Fund - Class I (13.4%) (a)	4,400	47,784
JNL Multi-Manager Alternative Fund - Class I (9.8%) (a)	6,544	93,965
		233,579
Emerging Markets Equity 6.7%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (10.4%) (a)	12,720	135,848
JNL/GQG Emerging Markets Equity Fund - Class I (7.0%) (a)	3,551	57,348
		193,196
Global Equity 4.9%
JNL/Loomis Sayles Global Growth Fund - Class I (13.8%) (a)	6,125	141,305
Emerging Markets Fixed Income 1.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (8.8%) (a)	2,150	28,579
Total Investment Companies (cost $2,354,372)		2,881,317
COMMON STOCKS 0.0%
Russian Federation 0.0%
Public Joint Stock Company Inter RAO UES (b) (c) (d)	4,795	-
Public Joint Stock Company Mining And Metallurgical Company Norilsk Nickel (b) (c) (d)	175	-
Public Joint Stock Company Novolipetsk Metallurgical Plant (b) (c) (d)	193	-
Public Joint Stock Company Phosagro (b) (c) (d)	-	-
Public Joint Stock Company Phosagro (b) (c) (d)	18	-
Public Joint Stock Company Severstal (b) (c) (d)	27	-
Total Common Stocks (cost $2,242)		—
Total Investments 100.0% (cost $2,356,614)		2,881,317
Other Assets and Liabilities, Net (0.0)%		(675)
Total Net Assets 100.0%		2,880,642

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2025 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

(b)  Security acquired as part of a reorganization. Due to sanctions imposed, the security is unable to be traded. See Restricted Securities table following the Schedules of Investments.

(c)  Non-income producing security.

(d)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

JNL Moderate Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 42.3%
JNL/DoubleLine Core Fixed Income Fund - Class I (4.8%) (a)	8,786	132,850
JNL/DoubleLine Total Return Fund - Class I (7.7%) (a)	12,071	141,351
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (9.1%) (a)	9,895	132,594
JNL/Lord Abbett Short Duration Income Fund - Class I (8.4%) (a)	5,877	61,767
JNL/PIMCO Income Fund - Class I (6.3%) (a)	7,968	103,902
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (3.4%) (a)	2,114	28,456
JNL/PIMCO Real Return Fund - Class I (2.9%) (a)	2,601	33,244

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares	Value ($)
JNL/PPM America High Yield Bond Fund - Class I (0.6%) (a)	444	9,446
JNL/PPM America Investment Grade Credit Fund - Class I (4.1%) (a)	854	9,513
JNL/PPM America Total Return Fund - Class I (7.9%) (a)	8,134	113,232
JNL/T. Rowe Price U.S. High Yield Fund - Class I (8.9%) (a)	2,786	37,467
		803,822
Domestic Equity 21.6%
JNL Multi-Manager Mid Cap Fund - Class I (4.6%) (a)	2,685	56,600
JNL Multi-Manager Small Cap Growth Fund - Class I (1.0%) (a)	498	23,941
JNL Multi-Manager Small Cap Value Fund - Class I (1.3%) (a)	1,051	23,502
JNL Multi-Manager U.S. Select Equity Fund - Class I (9.7%) (a)	7,420	140,533
JNL/Morningstar Wide Moat Index Fund - Class I (2.3%) (a)	1,375	18,985
JNL/Newton Equity Income Fund - Class I (1.6%) (a)	1,476	57,419
JNL/T. Rowe Price Growth Stock Fund - Class I (0.1%) (a)	131	14,504
JNL/T. Rowe Price Value Fund - Class I (0.8%) (a)	1,151	38,154
JNL/WMC Equity Income Fund - Class I (4.1%) (a)	1,729	38,294
		411,932
Alternative 12.1%
Jackson Credit Opportunities Fund - Class I (16.7%) (a)	9,024	95,476
Jackson Real Assets Fund - Class I (12.1%) (a)	3,997	43,410
JNL Multi-Manager Alternative Fund - Class I (9.4%) (a)	6,305	90,534
		229,420
International Equity 8.8%
JNL Multi-Manager International Small Cap Fund - Class I (3.2%) (a)	1,668	23,617
JNL/Causeway International Value Select Fund - Class I (2.7%) (a)	2,893	72,307
JNL/WCM Focused International Equity Fund - Class I (3.1%) (a)	3,816	71,860
		167,784
Domestic Balanced 5.8%
JNL/T. Rowe Price Capital Appreciation Fund - Class I (0.7%) (a)	3,480	109,652
Emerging Markets Equity 3.5%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (3.6%) (a)	4,423	47,242
JNL/GQG Emerging Markets Equity Fund - Class I (2.3%) (a)	1,176	18,997
		66,239
Emerging Markets Fixed Income 3.2%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (19.1%) (a)	4,660	61,926
Global Equity 2.7%
JNL/Loomis Sayles Global Growth Fund - Class I (5.1%) (a)	2,255	52,019
Total Investment Companies (cost $1,628,687)		1,902,794
Total Investments 100.0% (cost $1,628,687)		1,902,794
Other Assets and Liabilities, Net (0.0)%		(551)
Total Net Assets 100.0%		1,902,243

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2025 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Moderate Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 37.9%
JNL Multi-Manager Mid Cap Fund - Class I (11.4%) (a)	6,607	139,267
JNL Multi-Manager Small Cap Growth Fund - Class I (2.4%) (a)	1,263	60,736
JNL Multi-Manager Small Cap Value Fund - Class I (3.3%) (a)	2,712	60,661
JNL Multi-Manager U.S. Select Equity Fund - Class I (22.2%) (a)	16,981	321,627
	Shares	Value ($)
JNL/JPMorgan MidCap Growth Fund - Class I (0.9%) (a)	424	34,584
JNL/JPMorgan U.S. Value Fund - Class I (2.3%) (a)	1,687	35,143
JNL/Morningstar Wide Moat Index Fund - Class I (6.4%) (a)	3,806	52,560
JNL/Newton Equity Income Fund - Class I (4.2%) (a)	3,856	149,997
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I (18.7%) (a)	15,792	177,025
JNL/T. Rowe Price Growth Stock Fund - Class I (1.1%) (a)	1,041	115,570
JNL/T. Rowe Price Value Fund - Class I (2.7%) (a)	3,717	123,252
JNL/WMC Equity Income Fund - Class I (6.6%) (a)	2,788	61,766
		1,332,188
Domestic Fixed Income 26.1%
JNL/DoubleLine Core Fixed Income Fund - Class I (6.3%) (a)	11,569	174,922
JNL/DoubleLine Total Return Fund - Class I (10.0%) (a)	15,681	183,624
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (11.9%) (a)	13,036	174,679
JNL/Lord Abbett Short Duration Income Fund - Class I (13.1%) (a)	9,173	96,406
JNL/PIMCO Income Fund - Class I (4.8%) (a)	6,031	78,640
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (2.1%) (a)	1,298	17,467
JNL/PIMCO Real Return Fund - Class I (3.8%) (a)	3,427	43,803
JNL/PPM America High Yield Bond Fund - Class I (0.5%) (a)	407	8,658
JNL/PPM America Total Return Fund - Class I (7.9%) (a)	8,136	113,256
JNL/T. Rowe Price U.S. High Yield Fund - Class I (6.2%) (a)	1,933	25,999
		917,454
International Equity 13.6%
JNL Multi-Manager International Small Cap Fund - Class I (9.5%) (a)	4,903	69,425
JNL/Causeway International Value Select Fund - Class I (7.6%) (a)	8,146	203,576
JNL/WCM Focused International Equity Fund - Class I (8.9%) (a)	10,779	202,975
		475,976
Alternative 11.0%
Jackson Credit Opportunities Fund - Class I (26.1%) (a)	14,064	148,799
Jackson Real Assets Fund - Class I (22.4%) (a)	7,380	80,145
JNL Multi-Manager Alternative Fund - Class I (16.5%) (a)	11,031	158,404
		387,348
Emerging Markets Equity 5.0%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (9.3%) (a)	11,433	122,102
JNL/GQG Emerging Markets Equity Fund - Class I (6.4%) (a)	3,245	52,415
		174,517
Global Equity 4.2%
JNL/Loomis Sayles Global Growth Fund - Class I (14.4%) (a)	6,374	147,044
Emerging Markets Fixed Income 2.2%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (24.4%) (a)	5,945	79,017
Total Investment Companies (cost $2,914,126)		3,513,544
Total Investments 100.0% (cost $2,914,126)		3,513,544
Other Assets and Liabilities, Net (0.0)%		(870)
Total Net Assets 100.0%		3,512,674

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2025 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/JPMorgan Managed Aggressive Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 63.2%
JNL Multi-Manager Mid Cap Fund - Class I (5.9%) (a)	3,429	72,288

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares	Value ($)
JNL Multi-Manager Small Cap Growth Fund - Class I (2.6%) (a)	1,344	64,633
JNL Multi-Manager Small Cap Value Fund - Class I (3.4%) (a)	2,797	62,578
JNL Multi-Manager U.S. Select Equity Fund - Class I (5.6%) (a)	4,283	81,114
JNL/BlackRock Large Cap Select Growth Fund - Class I (2.7%) (a)	1,202	132,976
JNL/ClearBridge Large Cap Growth Fund - Class I (10.2%) (a)	5,088	160,281
JNL/Invesco Diversified Dividend Fund - Class I (12.3%) (a)	5,501	103,478
JNL/JPMorgan MidCap Growth Fund - Class I (1.0%) (a)	467	38,113
JNL/JPMorgan U.S. Value Fund - Class I (5.0%) (a)	3,616	75,330
JNL/MFS Mid Cap Value Fund - Class I (1.3%) (a)	1,186	26,563
JNL/Newton Equity Income Fund - Class I (1.8%) (a)	1,673	65,063
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I (4.7%) (a)	3,937	44,128
JNL/T. Rowe Price Growth Stock Fund - Class I (1.5%) (a)	1,422	157,876
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (0.2%) (a)	119	10,424
JNL/T. Rowe Price Value Fund - Class I (4.7%) (a)	6,423	212,989
JNL/WMC Value Fund - Class I (5.5%) (a)	1,458	59,170
		1,367,004
International Equity 21.6%
JNL/Causeway International Value Select Fund - Class I (6.7%) (a)	7,145	178,561
JNL/Lazard International Quality Growth Fund - Class I (16.8%) (a)	4,581	78,618
JNL/WCM Focused International Equity Fund - Class I (5.2%) (a)	6,295	118,534
JNL/William Blair International Leaders Fund - Class I (8.8%) (a)	6,527	91,764
		467,477
Emerging Markets Equity 5.5%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (5.1%) (a)	6,230	66,531
JNL/GQG Emerging Markets Equity Fund - Class I (6.4%) (a)	3,243	52,374
		118,905
Domestic Fixed Income 5.0%
JNL/DoubleLine Total Return Fund - Class I (2.4%) (a)	3,785	44,319
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (1.2%) (a)	769	10,356
JNL/PPM America Investment Grade Credit Fund - Class I (4.5%) (a)	923	10,280
JNL/PPM America Total Return Fund - Class I (3.1%) (a)	3,191	44,423
		109,378
Alternative 4.7%
Jackson Credit Opportunities Fund - Class I (5.4%) (a)	2,917	30,864
Jackson Real Assets Fund - Class I (6.6%) (a)	2,188	23,762
JNL Multi-Manager Alternative Fund - Class I (4.9%) (a)	3,250	46,664
		101,290
Total Investment Companies (cost $1,553,975)		2,164,054
Total Investments 100.0% (cost $1,553,975)		2,164,054
Other Assets and Liabilities, Net (0.0)%		(477)
Total Net Assets 100.0%		2,163,577

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2025 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/JPMorgan Managed Conservative Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 68.9%
JNL/DoubleLine Core Fixed Income Fund - Class I (2.3%) (a)	4,155	62,825
JNL/DoubleLine Total Return Fund - Class I (3.5%) (a)	5,527	64,716
	Shares	Value ($)
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (2.7%) (a)	2,922	39,155
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (4.4%) (a)	3,863	57,598
JNL/PIMCO Income Fund - Class I (2.0%) (a)	2,571	33,522
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (3.9%) (a)	2,410	32,443
JNL/PIMCO Real Return Fund - Class I (2.9%) (a)	2,619	33,467
JNL/PPM America High Yield Bond Fund - Class I (1.8%) (a)	1,336	28,398
JNL/PPM America Investment Grade Credit Fund - Class I (11.6%) (a)	2,407	26,814
JNL/PPM America Total Return Fund - Class I (4.5%) (a)	4,592	63,928
JNL/T. Rowe Price U.S. High Yield Fund - Class I (4.7%) (a)	1,488	20,013
		462,879
Domestic Equity 14.4%
JNL Multi-Manager Mid Cap Fund - Class I (0.8%) (a)	460	9,700
JNL Multi-Manager Small Cap Growth Fund - Class I (0.2%) (a)	106	5,119
JNL Multi-Manager Small Cap Value Fund - Class I (0.3%) (a)	224	5,005
JNL Multi-Manager U.S. Select Equity Fund - Class I (0.8%) (a)	576	10,917
JNL/ClearBridge Large Cap Growth Fund - Class I (0.7%) (a)	332	10,458
JNL/Invesco Diversified Dividend Fund - Class I (1.0%) (a)	452	8,495
JNL/JPMorgan U.S. Value Fund - Class I (0.3%) (a)	242	5,037
JNL/Newton Equity Income Fund - Class I (0.2%) (a)	191	7,442
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I (1.3%) (a)	1,103	12,362
JNL/T. Rowe Price Growth Stock Fund - Class I (0.1%) (a)	98	10,875
JNL/T. Rowe Price Value Fund - Class I (0.3%) (a)	354	11,742
		97,152
Alternative 7.8%
Jackson Credit Opportunities Fund - Class I (2.4%) (a)	1,271	13,447
Jackson Real Assets Fund - Class I (2.8%) (a)	922	10,018
JNL Multi-Manager Alternative Fund - Class I (3.0%) (a)	2,025	29,082
		52,547
International Equity 4.6%
JNL/Causeway International Value Select Fund - Class I (0.5%) (a)	488	12,199
JNL/Lazard International Quality Growth Fund - Class I (1.1%) (a)	289	4,953
JNL/WCM Focused International Equity Fund - Class I (0.4%) (a)	447	8,425
JNL/William Blair International Leaders Fund - Class I (0.5%) (a)	360	5,062
		30,639
Global Fixed Income 3.1%
JNL/Neuberger Berman Strategic Income Fund - Class I (1.9%) (a)	1,466	20,741
Emerging Markets Equity 1.2%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (0.6%) (a)	777	8,294
Total Investment Companies (cost $596,699)		672,252
Total Investments 100.0% (cost $596,699)		672,252
Other Assets and Liabilities, Net (0.0)%		(218)
Total Net Assets 100.0%		672,034

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2025 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/JPMorgan Managed Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 56.5%
JNL Multi-Manager Mid Cap Fund - Class I (10.3%) (a)	5,960	125,634
JNL Multi-Manager Small Cap Growth Fund - Class I (4.3%) (a)	2,230	107,274

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares	Value ($)
JNL Multi-Manager Small Cap Value Fund - Class I (5.7%) (a)	4,669	104,453
JNL Multi-Manager U.S. Select Equity Fund - Class I (7.3%) (a)	5,613	106,301
JNL/BlackRock Large Cap Select Growth Fund - Class I (4.6%) (a)	2,075	229,450
JNL/ClearBridge Large Cap Growth Fund - Class I (16.8%) (a)	8,420	265,234
JNL/Invesco Diversified Dividend Fund - Class I (19.6%) (a)	8,736	164,326
JNL/JPMorgan MidCap Growth Fund - Class I (1.7%) (a)	756	61,716
JNL/JPMorgan U.S. Value Fund - Class I (9.5%) (a)	6,835	142,365
JNL/MFS Mid Cap Value Fund - Class I (2.0%) (a)	1,802	40,358
JNL/Newton Equity Income Fund - Class I (2.3%) (a)	2,107	81,970
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I (7.7%) (a)	6,483	72,679
JNL/T. Rowe Price Growth Stock Fund - Class I (2.8%) (a)	2,679	297,351
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (0.4%) (a)	248	21,739
JNL/T. Rowe Price Value Fund - Class I (7.8%) (a)	10,693	354,592
JNL/WMC Value Fund - Class I (11.3%) (a)	3,023	122,683
		2,298,125
International Equity 19.4%
JNL/Causeway International Value Select Fund - Class I (11.0%) (a)	11,803	294,949
JNL/Lazard International Quality Growth Fund - Class I (25.4%) (a)	6,942	119,121
JNL/WCM Focused International Equity Fund - Class I (8.4%) (a)	10,226	192,562
JNL/William Blair International Leaders Fund - Class I (17.6%) (a)	13,023	183,103
		789,735
Domestic Fixed Income 14.6%
JNL/DoubleLine Core Fixed Income Fund - Class I (4.4%) (a)	8,002	120,989
JNL/DoubleLine Total Return Fund - Class I (9.0%) (a)	14,093	165,034
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (6.3%) (a)	3,958	53,279
JNL/PPM America High Yield Bond Fund - Class I (2.5%) (a)	1,873	39,827
JNL/PPM America Investment Grade Credit Fund - Class I (19.3%) (a)	3,996	44,514
JNL/PPM America Total Return Fund - Class I (10.7%) (a)	10,990	152,982
JNL/T. Rowe Price U.S. High Yield Fund - Class I (4.7%) (a)	1,476	19,853
		596,478
Emerging Markets Equity 4.8%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (8.8%) (a)	10,731	114,608
JNL/GQG Emerging Markets Equity Fund - Class I (9.6%) (a)	4,912	79,323
		193,931
Alternative 4.7%
Jackson Credit Opportunities Fund - Class I (10.1%) (a)	5,468	57,852
Jackson Real Assets Fund - Class I (12.6%) (a)	4,146	45,029
JNL Multi-Manager Alternative Fund - Class I (9.4%) (a)	6,273	90,083
		192,964
Total Investment Companies (cost $2,944,984)		4,071,233
Total Investments 100.0% (cost $2,944,984)		4,071,233
Other Assets and Liabilities, Net (0.0)%		(954)
Total Net Assets 100.0%		4,070,279

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2025 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

	Shares	Value ($)
JNL/JPMorgan Managed Moderate Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 50.6%
JNL/DoubleLine Core Fixed Income Fund - Class I (3.9%) (a)	7,204	108,926
JNL/DoubleLine Total Return Fund - Class I (7.1%) (a)	11,058	129,491
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (4.7%) (a)	5,099	68,321
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (7.7%) (a)	6,812	101,571
JNL/PIMCO Income Fund - Class I (4.0%) (a)	5,123	66,800
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (8.6%) (a)	5,396	72,633
JNL/PIMCO Real Return Fund - Class I (4.2%) (a)	3,845	49,141
JNL/PPM America High Yield Bond Fund - Class I (3.3%) (a)	2,503	53,207
JNL/PPM America Investment Grade Credit Fund - Class I (15.8%) (a)	3,272	36,454
JNL/PPM America Total Return Fund - Class I (8.2%) (a)	8,438	117,451
JNL/T. Rowe Price U.S. High Yield Fund - Class I (7.7%) (a)	2,424	32,605
		836,600
Domestic Equity 28.3%
JNL Multi-Manager Mid Cap Fund - Class I (2.1%) (a)	1,210	25,495
JNL Multi-Manager Small Cap Growth Fund - Class I (0.9%) (a)	478	23,001
JNL Multi-Manager Small Cap Value Fund - Class I (1.2%) (a)	1,011	22,619
JNL Multi-Manager U.S. Select Equity Fund - Class I (3.0%) (a)	2,273	43,049
JNL/BlackRock Large Cap Select Growth Fund - Class I (0.6%) (a)	268	29,681
JNL/ClearBridge Large Cap Growth Fund - Class I (3.2%) (a)	1,581	49,790
JNL/Invesco Diversified Dividend Fund - Class I (4.5%) (a)	1,998	37,585
JNL/JPMorgan MidCap Growth Fund - Class I (0.3%) (a)	133	10,885
JNL/JPMorgan U.S. Value Fund - Class I (0.6%) (a)	398	8,290
JNL/MFS Mid Cap Value Fund - Class I (0.4%) (a)	369	8,259
JNL/Newton Equity Income Fund - Class I (0.6%) (a)	533	20,740
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I (3.1%) (a)	2,646	29,655
JNL/T. Rowe Price Growth Stock Fund - Class I (0.5%) (a)	506	56,185
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (0.1%) (a)	45	3,972
JNL/T. Rowe Price Value Fund - Class I (1.7%) (a)	2,359	78,220
JNL/WMC Value Fund - Class I (1.9%) (a)	511	20,756
		468,182
International Equity 9.6%
JNL/Causeway International Value Select Fund - Class I (2.3%) (a)	2,407	60,155
JNL/Lazard International Quality Growth Fund - Class I (6.9%) (a)	1,893	32,483
JNL/WCM Focused International Equity Fund - Class I (0.9%) (a)	1,084	20,418
JNL/William Blair International Leaders Fund - Class I (4.3%) (a)	3,220	45,267
		158,323
Alternative 6.8%
Jackson Credit Opportunities Fund - Class I (5.7%) (a)	3,101	32,802
Jackson Real Assets Fund - Class I (6.9%) (a)	2,261	24,556
JNL Multi-Manager Alternative Fund - Class I (5.8%) (a)	3,852	55,319
		112,677
Emerging Markets Equity 2.5%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (1.9%) (a)	2,378	25,401
JNL/GQG Emerging Markets Equity Fund - Class I (2.0%) (a)	999	16,139
		41,540

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares	Value ($)
Global Fixed Income 2.2%
JNL/Neuberger Berman Strategic Income Fund - Class I (3.4%) (a)	2,612	36,959
Total Investment Companies (cost $1,357,471)		1,654,281
Total Investments 100.0% (cost $1,357,471)		1,654,281
Other Assets and Liabilities, Net (0.0)%		(470)
Total Net Assets 100.0%		1,653,811

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2025 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/JPMorgan Managed Moderate Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 42.4%
JNL Multi-Manager Mid Cap Fund - Class I (7.3%) (a)	4,236	89,302
JNL Multi-Manager Small Cap Growth Fund - Class I (3.0%) (a)	1,557	74,882
JNL Multi-Manager Small Cap Value Fund - Class I (4.0%) (a)	3,254	72,786
JNL Multi-Manager U.S. Select Equity Fund - Class I (6.7%) (a)	5,095	96,495
JNL/BlackRock Large Cap Select Growth Fund - Class I (1.9%) (a)	859	95,045
JNL/ClearBridge Large Cap Growth Fund - Class I (12.4%) (a)	6,195	195,146
JNL/Invesco Diversified Dividend Fund - Class I (13.4%) (a)	5,974	112,376
JNL/JPMorgan MidCap Growth Fund - Class I (1.0%) (a)	460	37,538
JNL/JPMorgan U.S. Value Fund - Class I (7.4%) (a)	5,344	111,316
JNL/MFS Mid Cap Value Fund - Class I (1.4%) (a)	1,235	27,658
JNL/Newton Equity Income Fund - Class I (1.3%) (a)	1,195	46,477
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I (6.0%) (a)	5,078	56,924
JNL/T. Rowe Price Growth Stock Fund - Class I (2.2%) (a)	2,091	232,171
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (0.4%) (a)	207	18,153
JNL/T. Rowe Price Value Fund - Class I (5.0%) (a)	6,952	230,514
JNL/WMC Value Fund - Class I (6.9%) (a)	1,831	74,303
		1,571,086
Domestic Fixed Income 32.8%
JNL/DoubleLine Core Fixed Income Fund - Class I (5.8%) (a)	10,640	160,880
JNL/DoubleLine Total Return Fund - Class I (11.3%) (a)	17,650	206,681
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (6.6%) (a)	7,223	96,795
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (13.0%) (a)	11,465	170,948
JNL/PIMCO Income Fund - Class I (5.3%) (a)	6,689	87,223
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (12.5%) (a)	7,830	105,397
JNL/PPM America High Yield Bond Fund - Class I (3.8%) (a)	2,917	62,020
JNL/PPM America Investment Grade Credit Fund - Class I (36.8%) (a)	7,616	84,838
JNL/PPM America Total Return Fund - Class I (12.9%) (a)	13,248	184,413
JNL/T. Rowe Price U.S. High Yield Fund - Class I (12.6%) (a)	3,950	53,122
		1,212,317
International Equity 14.6%
JNL/Causeway International Value Select Fund - Class I (7.2%) (a)	7,683	192,004
JNL/Lazard International Quality Growth Fund - Class I (19.4%) (a)	5,284	90,678
JNL/WCM Focused International Equity Fund - Class I (6.0%) (a)	7,323	137,898
JNL/William Blair International Leaders Fund - Class I (11.5%) (a)	8,536	120,015
		540,595
Alternative 6.7%
Jackson Credit Opportunities Fund - Class I (12.5%) (a)	6,726	71,161
	Shares	Value ($)
Jackson Real Assets Fund - Class I (15.3%) (a)	5,042	54,753
JNL Multi-Manager Alternative Fund - Class I (12.9%) (a)	8,613	123,676
		249,590
Emerging Markets Equity 3.5%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (5.8%) (a)	7,112	75,955
JNL/GQG Emerging Markets Equity Fund - Class I (6.6%) (a)	3,337	53,888
		129,843
Total Investment Companies (cost $2,844,610)		3,703,431
Total Investments 100.0% (cost $2,844,610)		3,703,431
Other Assets and Liabilities, Net (0.0)%		(954)
Total Net Assets 100.0%		3,702,477

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2025 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/American Funds Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 46.8%
American Funds American Mutual Fund - Class R-6	5,560	346,560
American Funds Insurance Series - Growth Fund - Class 1	3,261	452,866
American Funds Insurance Series - Washington Mutual Investors Fund - Class 1	8,447	566,086
American Funds Investment Company of America Fund - Class R-6	9,594	640,903
		2,006,415
Domestic Fixed Income 16.1%
American Funds Inflation Linked Bond Fund - Class R-6	3,851	37,742
American Funds Insurance Series - American Funds Mortgage Fund - Class 1 (a)	1,757	16,985
American Funds Insurance Series - American High-Income Trust - Class 1 (a)	8,116	79,129
American Funds Insurance Series - The Bond Fund of America - Class 1	29,433	287,270
American Funds Mortgage Fund - Class R-6	14,979	133,616
American Funds Strategic Bond Fund - Class R-6	14,333	134,299
		689,041
International Equity 15.8%
American Funds EuroPacific Growth Fund - Class R-6	5,266	339,827
American Funds International Growth and Income Fund - Class R-6	7,460	335,105
		674,932
Global Equity 13.2%
American Funds Insurance Series - Global Growth Fund - Class 1	10,406	396,990
American Funds SMALLCAP World Fund - Class R-6	2,164	169,183
		566,173
Emerging Markets Equity 6.7%
American Funds New World Fund - Class R-6	3,021	286,810
Emerging Markets Fixed Income 1.4%
American Funds Emerging Markets Bond Fund - Class R-6	7,436	60,308
Total Investment Companies (cost $3,649,370)		4,283,679
Total Investments 100.0% (cost $3,649,370)		4,283,679
Other Assets and Liabilities, Net (0.0)%		(604)
Total Net Assets 100.0%		4,283,075

(a)  Investment in affiliate.

JNL/American Funds Moderate Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 54.1%
American Funds Inflation Linked Bond Fund - Class R-6	122	1,199
American Funds Insurance Series - American High-Income Trust - Class 1	247	2,408
American Funds Insurance Series - The Bond Fund of America - Class 1	1,008	9,834

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares	Value ($)
American Funds Mortgage Fund - Class R-6	473	4,218
American Funds Strategic Bond Fund - Class R-6	449	4,209
		21,868
Domestic Equity 23.7%
American Funds American Mutual Fund - Class R-6	28	1,719
American Funds Insurance Series - Growth Fund - Class 1	15	2,065
American Funds Insurance Series - Washington Mutual Investors Fund - Class 1	42	2,836
American Funds Investment Company of America Fund - Class R-6	44	2,955
		9,575
International Equity 7.6%
American Funds EuroPacific Growth Fund - Class R-6	24	1,546
American Funds International Growth and Income Fund - Class R-6	34	1,530
		3,076
Global Equity 6.8%
American Funds Insurance Series - Global Growth Fund - Class 1	51	1,954
American Funds SMALLCAP World Fund - Class R-6	10	802
		2,756
Emerging Markets Fixed Income 4.5%
American Funds Emerging Markets Bond Fund - Class R-6	224	1,813
Emerging Markets Equity 3.3%
American Funds New World Fund - Class R-6	14	1,343
Total Investment Companies (cost $38,348)		40,431
Total Investments 100.0% (cost $38,348)		40,431
Other Assets and Liabilities, Net 0.0%		11
Total Net Assets 100.0%		40,442

JNL/American Funds Moderate Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 36.4%
American Funds American Mutual Fund - Class R-6	2,562	159,667
American Funds Insurance Series - Growth Fund - Class 1	1,460	202,782
American Funds Insurance Series - Washington Mutual Investors Fund - Class 1	3,843	257,524
American Funds Investment Company of America Fund - Class R-6	4,356	290,976
		910,949
Domestic Fixed Income 33.3%
American Funds Inflation Linked Bond Fund - Class R-6	4,685	45,909
American Funds Insurance Series - American High-Income Trust - Class 1 (a)	9,928	96,802
American Funds Insurance Series - The Bond Fund of America - Class 1	37,763	368,562
American Funds Mortgage Fund - Class R-6	18,082	161,295
American Funds Strategic Bond Fund - Class R-6	17,220	161,356
		833,924
International Equity 11.9%
American Funds EuroPacific Growth Fund - Class R-6	2,333	150,550
American Funds International Growth and Income Fund - Class R-6	3,312	148,759
		299,309
Global Equity 10.2%
American Funds Insurance Series - Global Growth Fund - Class 1	4,673	178,262
American Funds SMALLCAP World Fund - Class R-6	977	76,404
		254,666
Emerging Markets Equity 5.3%
American Funds New World Fund - Class R-6	1,389	131,924
	Shares	Value ($)
Emerging Markets Fixed Income 2.9%
American Funds Emerging Markets Bond Fund - Class R-6	9,091	73,730
Total Investment Companies (cost $2,281,808)		2,504,502
Total Investments 100.0% (cost $2,281,808)		2,504,502
Other Assets and Liabilities, Net 0.0%		111
Total Net Assets 100.0%		2,504,613

(a)  Investment in affiliate.

JNL Growth ETF Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 55.9%
Capital Group Dividend Value ETF	649	27,263
iShares Core Dividend Growth ETF (a)	356	24,243
iShares Core S&P 500 ETF	54	35,794
iShares Core S&P Mid-Cap ETF	566	36,937
iShares Core S&P U.S. Growth ETF	76	12,458
iShares Select U.S. REIT ETF (a)	124	7,644
JPMorgan Active Growth ETF (a)	265	24,800
JPMorgan Small & Mid Cap Enhanced Equity ETF	192	12,199
T. Rowe Price Capital Appreciation Equity ETF (a)	861	32,442
VanEck Morningstar Wide Moat ETF	101	10,026
		223,806
International Equity 17.5%
iShares Core MSCI EAFE ETF	318	27,783
JPMorgan International Research Enhanced Equity ETF (a)	576	42,392
		70,175
Domestic Fixed Income 15.3%
ALPS Smith Core Plus Bond ETF (a)	587	15,369
DoubleLine Mortgage ETF	135	6,720
iShares 0-5 Year High Yield Corporate Bond ETF	264	11,427
iShares Core U.S. Aggregate Bond ETF	210	21,090
iShares MBS ETF	71	6,732
		61,338
Emerging Markets Equity 10.3%
Capital Group New Geography Equity ETF (a)	528	16,314
iShares Core MSCI Emerging Markets ETF	379	25,003
		41,317
Emerging Markets Fixed Income 1.0%
iShares J.P. Morgan USD Emerging Markets Bond ETF	41	3,878
Total Investment Companies (cost $339,971)		400,514
SHORT TERM INVESTMENTS 6.5%
Securities Lending Collateral 6.5%
JNL Government Money Market Fund - Class SL, 4.14% (b) (c)	26,098	26,098
Total Short Term Investments (cost $26,098)		26,098
Total Investments 106.5% (cost $366,069)		426,612
Other Assets and Liabilities, Net (6.5)%		(25,971)
Total Net Assets 100.0%		400,641

(a)  All or a portion of the security was on loan as of September 30, 2025.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL Moderate ETF Allocation Fund
INVESTMENT COMPANIES 99.9%
Domestic Fixed Income 53.2%
ALPS Smith Core Plus Bond ETF (a)	735	19,214
DoubleLine Mortgage ETF (a)	279	13,881
iShares 0-5 Year High Yield Corporate Bond ETF	269	11,644
iShares 0-5 Year TIPS Bond ETF	20	2,089
iShares 5-10 Year Investment Grade Corporate Bond ETF	356	19,270
iShares Core U.S. Aggregate Bond ETF	362	36,243
iShares MBS ETF	146	13,895
		116,236

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares	Value ($)
Domestic Equity 30.1%
Capital Group Dividend Value ETF	160	6,738
iShares Core Dividend Growth ETF (a)	99	6,741
iShares Core S&P 500 ETF	18	11,936
iShares Core S&P Mid-Cap ETF	153	9,983
iShares Core S&P U.S. Growth ETF	28	4,618
iShares Select U.S. REIT ETF	43	2,658
JPMorgan Active Growth ETF	67	6,321
JPMorgan Small & Mid Cap Enhanced Equity ETF	54	3,391
T. Rowe Price Capital Appreciation Equity ETF	284	10,705
VanEck Morningstar Wide Moat ETF	28	2,761
		65,852
International Equity 8.3%
iShares Core MSCI EAFE ETF	76	6,622
JPMorgan International Research Enhanced Equity ETF (a)	156	11,496
		18,118
Emerging Markets Equity 6.3%
Capital Group New Geography Equity ETF (a)	185	5,727
iShares Core MSCI Emerging Markets ETF	123	8,111
		13,838
Emerging Markets Fixed Income 2.0%
iShares J.P. Morgan USD Emerging Markets Bond ETF (a)	46	4,337
Total Investment Companies (cost $203,144)		218,381
SHORT TERM INVESTMENTS 0.7%
Securities Lending Collateral 0.6%
JNL Government Money Market Fund - Class SL, 4.14% (b) (c)	1,342	1,342
Investment Companies 0.1%
JNL Government Money Market Fund - Class I, 4.04% (b) (c)	89	89
Total Short Term Investments (cost $1,431)		1,431
Total Investments 100.6% (cost $204,575)		219,812
Other Assets and Liabilities, Net (0.6)%		(1,262)
Total Net Assets 100.0%		218,550

(a)  All or a portion of the security was on loan as of September 30, 2025.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL Moderate Growth ETF Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 43.6%
Capital Group Dividend Value ETF (a)	384	16,131
iShares Core Dividend Growth ETF (a)	263	17,931
iShares Core S&P 500 ETF	43	29,046
iShares Core S&P Mid-Cap ETF	367	23,923
iShares Core S&P U.S. Growth ETF	56	9,210
iShares Select U.S. REIT ETF (a)	83	5,095
JPMorgan Active Growth ETF (a)	157	14,675
JPMorgan Small & Mid Cap Enhanced Equity ETF	114	7,223
T. Rowe Price Capital Appreciation Equity ETF	644	24,294
VanEck Morningstar Wide Moat ETF	63	6,228
		153,756
Domestic Fixed Income 33.8%
ALPS Smith Core Plus Bond ETF	782	20,451
DoubleLine Mortgage ETF	292	14,492
iShares 0-5 Year High Yield Corporate Bond ETF	332	14,368
iShares 0-5 Year TIPS Bond ETF	24	2,495
iShares 5-10 Year Investment Grade Corporate Bond ETF	253	13,675
iShares Core U.S. Aggregate Bond ETF	390	39,143
iShares MBS ETF	152	14,507
		119,131
International Equity 13.0%
iShares Core MSCI EAFE ETF	212	18,494
JPMorgan International Research Enhanced Equity ETF (a)	369	27,125
		45,619
	Shares	Value ($)
Emerging Markets Equity 8.4%
Capital Group New Geography Equity ETF	353	10,896
iShares Core MSCI Emerging Markets ETF	281	18,493
		29,389
Emerging Markets Fixed Income 1.2%
iShares J.P. Morgan USD Emerging Markets Bond ETF	45	4,311
Total Investment Companies (cost $310,578)		352,206
SHORT TERM INVESTMENTS 2.6%
Securities Lending Collateral 2.6%
JNL Government Money Market Fund - Class SL, 4.14% (b) (c)	9,101	9,101
Investment Companies 0.0%
JNL Government Money Market Fund - Class I, 4.04% (b) (c)	90	90
Total Short Term Investments (cost $9,191)		9,191
Total Investments 102.6% (cost $319,769)		361,397
Other Assets and Liabilities, Net (2.6)%		(9,073)
Total Net Assets 100.0%		352,324

(a)  All or a portion of the security was on loan as of September 30, 2025.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL/Vanguard Growth ETF Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 58.1%
Vanguard Dividend Appreciation ETF	580	125,215
Vanguard Growth ETF	487	233,792
Vanguard Mid-Cap ETF	519	152,321
Vanguard Real Estate ETF (a)	432	39,475
Vanguard Small-Cap ETF	380	96,501
Vanguard Total Stock Market ETF (a)	1,146	376,116
Vanguard Value ETF	1,191	222,076
		1,245,496
International Equity 17.8%
Vanguard FTSE Developed Markets ETF	4,344	260,301
Vanguard International Dividend Appreciation ETF (a)	1,350	120,937
		381,238
Domestic Fixed Income 15.0%
Vanguard Intermediate-Term Corporate Bond ETF (a)	369	31,024
Vanguard Intermediate-Term Treasury ETF	512	30,741
Vanguard Mortgage-Backed Securities ETF	1,959	91,997
Vanguard Short-Term Corporate Bond ETF	444	35,462
Vanguard Short-Term Inflation-Protected Securities ETF	303	15,340
Vanguard Total Bond Market ETF	1,577	117,319
		321,883
Emerging Markets Equity 7.4%
Vanguard FTSE Emerging Markets ETF	2,915	157,931
Emerging Markets Fixed Income 1.7%
Vanguard Emerging Markets Government Bond ETF	541	36,215
Total Investment Companies (cost $1,771,092)		2,142,763
SHORT TERM INVESTMENTS 3.1%
Securities Lending Collateral 3.1%
JNL Government Money Market Fund - Class SL, 4.14% (b) (c)	66,777	66,777
Total Short Term Investments (cost $66,777)		66,777
Total Investments 103.1% (cost $1,837,869)		2,209,540
Other Assets and Liabilities, Net (3.1)%		(66,089)
Total Net Assets 100.0%		2,143,451

(a)  All or a portion of the security was on loan as of September 30, 2025.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares	Value ($)
JNL/Vanguard Moderate ETF Allocation Fund
INVESTMENT COMPANIES 100.3%
Domestic Fixed Income 51.4%
Vanguard Intermediate-Term Corporate Bond ETF (a)	253	21,315
Vanguard Intermediate-Term Treasury ETF	516	30,953
Vanguard Mortgage-Backed Securities ETF (a)	1,975	92,753
Vanguard Short-Term Corporate Bond ETF	435	34,790
Vanguard Short-Term Inflation-Protected Securities ETF	306	15,496
Vanguard Total Bond Market ETF	1,339	99,582
		294,889
Domestic Equity 33.4%
Vanguard Dividend Appreciation ETF (a)	93	20,084
Vanguard Growth ETF	70	33,667
Vanguard Mid-Cap ETF	74	21,673
Vanguard Real Estate ETF (a)	119	10,849
Vanguard Small-Cap ETF	55	13,954
Vanguard Total Stock Market ETF	180	59,097
Vanguard Value ETF (a)	175	32,655
		191,979
International Equity 7.6%
Vanguard FTSE Developed Markets ETF	531	31,804
Vanguard International Dividend Appreciation ETF (a)	129	11,577
		43,381
Emerging Markets Fixed Income 4.0%
Vanguard Emerging Markets Government Bond ETF	340	22,771
Emerging Markets Equity 3.9%
Vanguard FTSE Emerging Markets ETF (a)	416	22,528
Total Investment Companies (cost $527,159)		575,548
SHORT TERM INVESTMENTS 2.2%
Securities Lending Collateral 2.2%
JNL Government Money Market Fund - Class SL, 4.14% (b) (c)	12,914	12,914
Total Short Term Investments (cost $12,914)		12,914
Total Investments 102.5% (cost $540,073)		588,462
Other Assets and Liabilities, Net (2.5)%		(14,413)
Total Net Assets 100.0%		574,049

(a)  All or a portion of the security was on loan as of September 30, 2025.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL/Vanguard Moderate Growth ETF Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 46.7%
Vanguard Dividend Appreciation ETF (a)	226	48,690
Vanguard Growth ETF	179	85,648
Vanguard Mid-Cap ETF	184	53,904
Vanguard Real Estate ETF	201	18,391
Vanguard Small-Cap ETF	130	33,150
Vanguard Total Stock Market ETF	428	140,296
Vanguard Value ETF	439	81,870
		461,949
Domestic Fixed Income 31.8%
Vanguard Intermediate-Term Corporate Bond ETF (a)	315	26,502
Vanguard Intermediate-Term Treasury ETF	557	33,407
Vanguard Mortgage-Backed Securities ETF (a)	2,131	100,089
Vanguard Short-Term Corporate Bond ETF	413	33,038
Vanguard Short-Term Inflation-Protected Securities ETF	330	16,713
Vanguard Total Bond Market ETF	1,407	104,646
		314,395
International Equity 13.1%
Vanguard FTSE Developed Markets ETF	1,666	99,793
Vanguard International Dividend Appreciation ETF	328	29,408
		129,201
Emerging Markets Equity 5.5%
Vanguard FTSE Emerging Markets ETF (a)	1,007	54,573
Emerging Markets Fixed Income 2.9%
Vanguard Emerging Markets Government Bond ETF	432	28,925
Total Investment Companies (cost $855,662)		989,043
SHORT TERM INVESTMENTS 0.8%
Securities Lending Collateral 0.8%
JNL Government Money Market Fund - Class SL, 4.14% (b) (c)	7,411	7,411
Total Short Term Investments (cost $7,411)		7,411
Total Investments 100.8% (cost $863,073)		996,454
Other Assets and Liabilities, Net (0.8)%		(7,477)
Total Net Assets 100.0%		988,977

(a)  All or a portion of the security was on loan as of September 30, 2025.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

Long Term Investments in Affiliates

The Funds of Funds, except for JNL/American Funds Funds of Funds, JNL ETF Allocation Funds and JNL/Vanguard ETF Allocation Funds, invested solely in shares of other affiliated Funds advised by Jackson National Asset Management, LLC. The JNL/American Funds Funds of Funds may invest in underlying funds that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended (“1940 Act”), an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities. Based on each Fund’s relative ownership for all or some portion of the period ended September 30, 2025, certain Funds of Funds may be deemed an affiliated person thereof under the 1940 Act. JNL/American Funds Feeder Funds and JNL Mellon Feeder Funds invest primarily all of their investable assets in the respective Master Fund. Due to their ownership of more than 5% of the shares of the Master Fund, certain Feeder Funds may be deemed an affiliated person thereof under the 1940 Act. The following table details each Fund's long term investments in affiliates held during the period ended September 30, 2025.

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/American Funds Balanced Fund
American Funds Insurance Series - Asset Allocation Fund - Class 1	3,270,770	308,210	163,553	250,380	20,845	152,721	3,588,993	100.0
	3,270,770	308,210	163,553	250,380	20,845	152,721	3,588,993	100.0
JNL/American Funds Capital Income Builder Fund
American Funds Insurance Series - Capital Income Builder Fund - Class 1	434,944	61,309	18,199	8,862	4,259	64,062	546,375	100.0
	434,944	61,309	18,199	8,862	4,259	64,062	546,375	100.0
JNL/American Funds Capital World Bond Fund
American Funds Insurance Series - Capital World Bond Fund - Class 1	301,999	20,954	32,541	863	(5,417)	31,951	316,946	100.0
	301,999	20,954	32,541	863	(5,417)	31,951	316,946	100.0
JNL/American Funds Global Growth Fund
American Funds Insurance Series - Global Growth Fund - Class 1	1,029,704	145,568	109,061	131,148	25,079	22,620	1,113,910	100.0
	1,029,704	145,568	109,061	131,148	25,079	22,620	1,113,910	100.0
JNL/American Funds Global Small Capitalization Fund
American Funds Insurance Series - Global Small Capitalization Fund - Class 1	614,732	17,641	79,618	12,432	(14,704)	69,169	607,220	100.0
	614,732	17,641	79,618	12,432	(14,704)	69,169	607,220	100.0
JNL/American Funds Growth Fund
American Funds Insurance Series - Growth Fund - Class 1	6,868,698	1,248,139	256,735	595,310	100,819	602,480	8,563,401	100.0
	6,868,698	1,248,139	256,735	595,310	100,819	602,480	8,563,401	100.0
JNL/American Funds Growth-Income Fund
American Funds Insurance Series - Growth-Income Fund - Class 1	11,702,453	2,032,074	876,377	1,990,584	265,450	(517,229)	12,606,371	100.0
	11,702,453	2,032,074	876,377	1,990,584	265,450	(517,229)	12,606,371	100.0
JNL/American Funds International Fund
American Funds Insurance Series - International Fund - Class 1	1,306,267	11,130	138,887	877	12,617	254,887	1,446,014	100.0
	1,306,267	11,130	138,887	877	12,617	254,887	1,446,014	100.0
JNL/American Funds New World Fund
American Funds Insurance Series - New World Fund - Class 1	1,321,843	82,052	147,382	58,053	46,081	185,208	1,487,802	100.0
	1,321,843	82,052	147,382	58,053	46,081	185,208	1,487,802	100.0
JNL/American Funds Washington Mutual Investors Fund
American Funds Insurance Series - Washington Mutual Investors Fund - Class 1	4,000,794	324,330	304,082	288,416	84,059	196,471	4,301,572	100.0
	4,000,794	324,330	304,082	288,416	84,059	196,471	4,301,572	100.0
JNL/Mellon Bond Index Fund
JNL Bond Index Fund - Class I	1,018,592	25,718	84,594	—	(3,851)	63,673	1,019,538	100.0
	1,018,592	25,718	84,594	—	(3,851)	63,673	1,019,538	100.0
JNL/Mellon Emerging Markets Index Fund
JNL Emerging Markets Index Fund - Class I	778,459	21,348	115,000	—	(4,969)	195,227	875,065	100.0
	778,459	21,348	115,000	—	(4,969)	195,227	875,065	100.0
JNL/Mellon International Index Fund
JNL International Index Fund - Class I	2,069,729	692,506	341,020	—	34,946	561,392	3,017,553	100.0
	2,069,729	692,506	341,020	—	34,946	561,392	3,017,553	100.0
JNL/Mellon S&P 400 MidCap Index Fund
JNL Mid Cap Index Fund - Class I	3,434,158	19,639	322,823	—	55,474	123,276	3,309,724	100.0
	3,434,158	19,639	322,823	—	55,474	123,276	3,309,724	100.0

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/Mellon Small Cap Index Fund
JNL Small Cap Index Fund - Class I	2,524,728	11,567	231,141	—	16,650	76,141	2,397,945	100.0
	2,524,728	11,567	231,141	—	16,650	76,141	2,397,945	100.0
JNL Aggressive Growth Allocation Fund
Jackson Real Assets Fund - Class I	14,749	—	—	110	—	727	15,476	1.0
JNL Multi-Manager Alternative Fund - Class I	—	28,790	348	—	21	1,570	30,033	2.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	58,278	18,949	8,615	—	1,826	11,463	81,901	5.5
JNL Multi-Manager International Small Cap Fund - Class I	66,239	11,606	12,622	—	2,309	14,071	81,603	5.4
JNL Multi-Manager Mid Cap Fund - Class I	79,367	17,922	9,727	—	3,966	(2,335)	89,193	6.0
JNL Multi-Manager Small Cap Growth Fund - Class I	46,809	6,619	11,913	—	4,717	(1,942)	44,290	3.0
JNL Multi-Manager Small Cap Value Fund - Class I	46,729	5,931	9,140	—	3,432	(2,526)	44,426	3.0
JNL Multi-Manager U.S. Select Equity Fund - Class I	133,744	56,833	14,931	—	6,323	16,847	198,816	13.3
JNL/Causeway International Value Select Fund - Class I	100,477	10,714	21,214	—	5,534	25,389	120,900	8.1
JNL/DoubleLine Core Fixed Income Fund - Class I	39,556	6,519	11,371	—	815	1,563	37,082	2.5
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	32,510	8	34,311	—	15,991	(14,198)	—	—
JNL/GQG Emerging Markets Equity Fund - Class I	49,187	1,168	19,641	—	4,461	(1,585)	33,590	2.2
JNL/Harris Oakmark Global Equity Fund - Class I	28,865	25	31,145	—	3,488	(1,233)	—	—
JNL/JPMorgan MidCap Growth Fund - Class I	—	27,017	1,842	—	(45)	777	25,907	1.7
JNL/JPMorgan U.S. Value Fund - Class I	57,094	324	31,736	—	8,354	(4,013)	30,023	2.0
JNL/Loomis Sayles Global Growth Fund - Class I	77,952	22,196	12,653	—	5,528	10,520	103,543	6.9
JNL/Morningstar SMID Moat Focus Index Fund - Class I	38,961	2,560	17,902	—	1,838	85	25,542	1.7
JNL/Morningstar Wide Moat Index Fund - Class I	117,114	2,559	94,207	—	8,133	(3,679)	29,920	2.0
JNL/Newton Equity Income Fund - Class I	60,961	40,558	13,528	—	2,393	7,649	98,033	6.5
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I	43,714	46,379	8,905	—	317	9,178	90,683	6.0
JNL/T. Rowe Price Growth Stock Fund - Class I	88,132	5,830	27,059	—	14,571	(3,176)	78,298	5.2
JNL/T. Rowe Price Value Fund - Class I	96,640	3,500	19,389	—	8,755	713	90,219	6.0
JNL/WCM Focused International Equity Fund - Class I	101,644	9,434	17,750	—	3,350	23,737	120,415	8.0
JNL/WMC Equity Income Fund - Class I	58,023	11,316	45,761	—	12,836	(6,930)	29,484	2.0
	1,436,745	336,757	475,710	110	118,913	82,672	1,499,377	100.0
JNL Conservative Allocation Fund
Jackson Credit Opportunities Fund - Class I	25,660	2,230	—	1,199	—	677	28,567	5.0
Jackson Real Assets Fund - Class I	8,772	3,540	—	82	—	522	12,834	2.3
JNL Multi-Manager Alternative Fund - Class I	24,701	4,716	3,014	—	305	1,783	28,491	5.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	8,287	3,788	2,559	—	46	2,042	11,604	2.0
JNL Multi-Manager Mid Cap Fund - Class I	5,976	6,864	4,482	—	602	(462)	8,498	1.5
JNL Multi-Manager Small Cap Value Fund - Class I	5,403	1,021	887	—	165	(20)	5,682	1.0
JNL Multi-Manager U.S. Select Equity Fund - Class I	19,102	8,672	7,414	—	1,681	1,354	23,395	4.1
JNL/Causeway International Value Select Fund - Class I	7,181	7,642	3,142	—	554	2,286	14,521	2.5
JNL/DoubleLine Core Fixed Income Fund - Class I	58,748	3,223	7,162	—	337	3,290	58,436	10.3
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	19,576	3,962	2,596	—	235	1,596	22,773	4.0
JNL/DoubleLine Total Return Fund - Class I	64,337	3,729	8,027	—	(63)	4,180	64,156	11.3
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	61,459	2,614	10,930	—	908	2,838	56,889	10.0
JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class I	5,516	628	6,334	—	356	(166)	—	—
JNL/JPMorgan U.S. Value Fund - Class I	7,103	113	7,590	—	1,779	(1,405)	—	—
JNL/Lord Abbett Short Duration Income Fund - Class I	19,651	1,390	2,061	—	—	931	19,911	3.5
JNL/Morningstar Wide Moat Index Fund - Class I	14,265	794	14,984	—	964	(1,039)	—	—
JNL/Newton Equity Income Fund - Class I	—	12,067	4,272	—	156	479	8,430	1.5
JNL/PIMCO Income Fund - Class I	44,762	1,963	5,039	—	1,028	2,735	45,449	8.0
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	11,168	547	1,098	—	(38)	854	11,433	2.0
JNL/PIMCO Real Return Fund - Class I	8,403	7,621	1,165	—	115	688	15,662	2.7
JNL/PPM America High Yield Bond Fund - Class I	—	2,954	185	—	2	74	2,845	0.5
JNL/PPM America Investment Grade Credit Fund - Class I	11,166	553	8,117	—	715	(72)	4,245	0.7
JNL/PPM America Total Return Fund - Class I	53,062	2,765	5,180	—	60	3,229	53,936	9.5
JNL/T. Rowe Price Capital Appreciation Fund - Class I	33,785	2,257	5,059	—	1,857	1,551	34,391	6.0
JNL/T. Rowe Price Growth Stock Fund - Class I	—	4,356	8	—	—	126	4,474	0.8
JNL/T. Rowe Price U.S. High Yield Fund - Class I	15,414	2,143	7,142	—	939	(43)	11,311	2.0
JNL/T. Rowe Price Value Fund - Class I	9,607	959	4,244	—	485	496	7,303	1.3
JNL/WCM Focused International Equity Fund - Class I	7,002	7,969	2,795	—	69	2,229	14,474	2.5
JNL/WMC Equity Income Fund - Class I	7,189	101	7,670	—	1,797	(1,417)	—	—
	557,295	101,181	133,156	1,281	15,054	29,336	569,710	100.0
JNL Growth Allocation Fund
Jackson Credit Opportunities Fund - Class I	76,147	13,500	—	3,766	—	2,183	91,830	3.2

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
Jackson Real Assets Fund - Class I	45,540	—	—	339	—	2,244	47,784	1.6
JNL Multi-Manager Alternative Fund - Class I	45,398	43,731	1,139	—	178	5,797	93,965	3.3
JNL Multi-Manager Emerging Markets Equity Fund - Class I	79,090	56,040	19,921	—	4,157	16,482	135,848	4.7
JNL Multi-Manager International Small Cap Fund - Class I	102,754	20,771	32,006	—	6,738	15,642	113,899	3.9
JNL Multi-Manager Mid Cap Fund - Class I	147,902	7,278	15,365	—	5,882	(2,947)	142,750	4.9
JNL Multi-Manager Small Cap Growth Fund - Class I	64,906	14,703	12,088	—	4,930	(1,582)	70,869	2.5
JNL Multi-Manager Small Cap Value Fund - Class I	71,763	9,461	11,439	—	4,898	(3,808)	70,875	2.5
JNL Multi-Manager U.S. Select Equity Fund - Class I	250,392	67,162	27,156	—	11,664	28,364	330,426	11.5
JNL/Causeway International Value Select Fund - Class I	200,812	14,721	57,282	—	18,036	41,890	218,177	7.6
JNL/DoubleLine Core Fixed Income Fund - Class I	110,690	2,443	26,458	—	2,544	3,488	92,707	3.2
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	36,798	1,802	12,535	—	1,159	1,355	28,579	1.0
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	43,482	20	45,913	—	9,784	(7,373)	—	—
JNL/DoubleLine Total Return Fund - Class I	103,393	3,123	19,879	—	(130)	6,359	92,866	3.2
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	78,027	1,138	19,785	—	1,456	2,954	63,790	2.2
JNL/GQG Emerging Markets Equity Fund - Class I	71,179	3,450	21,588	—	6,844	(2,537)	57,348	2.0
JNL/Harris Oakmark Global Equity Fund - Class I	36,437	—	39,273	—	3,218	(382)	—	—
JNL/JPMorgan MidCap Growth Fund - Class I	—	43,905	1,677	—	1	396	42,625	1.5
JNL/JPMorgan U.S. Value Fund - Class I	104,676	280	69,357	—	17,989	(10,371)	43,217	1.5
JNL/Loomis Sayles Global Growth Fund - Class I	116,305	22,310	20,303	—	5,698	17,295	141,305	4.9
JNL/Lord Abbett Short Duration Income Fund - Class I	29,578	2,158	5,114	—	33	1,309	27,964	1.0
JNL/Morningstar SMID Moat Focus Index Fund - Class I	50,586	322	10,987	—	1,032	1,142	42,095	1.5
JNL/Morningstar Wide Moat Index Fund - Class I	161,500	27	118,603	—	6,185	1,137	50,246	1.7
JNL/Newton Equity Income Fund - Class I	115,524	54,408	29,153	—	4,999	12,364	158,142	5.5
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	22,049	1,271	10,511	—	914	625	14,348	0.5
JNL/PPM America High Yield Bond Fund - Class I	—	7,102	307	—	6	184	6,985	0.2
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I	87,949	67,574	26,549	—	1,337	14,859	145,170	5.0
JNL/T. Rowe Price Growth Stock Fund - Class I	146,445	6,764	46,980	—	18,372	(983)	123,618	4.3
JNL/T. Rowe Price U.S. High Yield Fund - Class I	22,212	7,750	17,027	—	2,346	(1,167)	14,114	0.5
JNL/T. Rowe Price Value Fund - Class I	172,792	427	45,847	—	22,989	(6,727)	143,634	5.0
JNL/WCM Focused International Equity Fund - Class I	204,775	13,383	50,867	—	2,165	50,155	219,611	7.6
JNL/WMC Equity Income Fund - Class I	106,721	14,860	75,437	—	20,384	(9,998)	56,530	2.0
	2,905,822	501,884	890,546	4,105	185,808	178,349	2,881,317	100.0
JNL Moderate Allocation Fund
Jackson Credit Opportunities Fund - Class I	86,388	6,825	—	4,015	—	2,263	95,476	5.0
Jackson Real Assets Fund - Class I	36,086	5,420	—	288	—	1,904	43,410	2.3
JNL Multi-Manager Alternative Fund - Class I	79,194	7,049	2,727	—	693	6,325	90,534	4.8
JNL Multi-Manager Emerging Markets Equity Fund - Class I	38,407	8,468	7,883	—	1,726	6,524	47,242	2.5
JNL Multi-Manager International Small Cap Fund - Class I	14,667	9,348	3,973	—	1,217	2,358	23,617	1.2
JNL Multi-Manager Mid Cap Fund - Class I	48,444	11,930	4,796	—	2,181	(1,159)	56,600	3.0
JNL Multi-Manager Small Cap Growth Fund - Class I	23,521	922	1,955	—	(10)	1,463	23,941	1.3
JNL Multi-Manager Small Cap Value Fund - Class I	32,954	457	10,492	—	3,473	(2,890)	23,502	1.2
JNL Multi-Manager U.S. Select Equity Fund - Class I	119,748	27,519	25,782	—	10,967	8,081	140,533	7.4
JNL/Causeway International Value Select Fund - Class I	47,397	23,679	14,183	—	6,148	9,266	72,307	3.8
JNL/DoubleLine Core Fixed Income Fund - Class I	137,862	7,513	20,986	—	976	7,485	132,850	7.0
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	58,932	5,087	7,189	—	1,072	4,024	61,926	3.2
JNL/DoubleLine Total Return Fund - Class I	137,888	12,811	18,386	—	191	8,847	141,351	7.4
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	157,356	229	33,924	—	2,126	6,807	132,594	7.0
JNL/GQG Emerging Markets Equity Fund - Class I	23,902	992	7,358	—	1,828	(367)	18,997	1.0
JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class I	19,465	173	20,498	—	1,445	(585)	—	—
JNL/JPMorgan U.S. Value Fund - Class I	47,330	200	50,246	—	13,201	(10,485)	—	—
JNL/Loomis Sayles Global Growth Fund - Class I	28,752	22,016	6,252	—	1,940	5,563	52,019	2.7
JNL/Lord Abbett Short Duration Income Fund - Class I	64,073	2,346	7,590	—	(224)	3,162	61,767	3.2
JNL/Morningstar Wide Moat Index Fund - Class I	78,055	635	62,116	—	4,526	(2,115)	18,985	1.0
JNL/Newton Equity Income Fund - Class I	—	59,353	5,437	—	102	3,401	57,419	3.0
JNL/PIMCO Income Fund - Class I	98,102	10,366	13,181	—	2,156	6,459	103,902	5.5
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	29,518	295	3,436	—	107	1,972	28,456	1.5
JNL/PIMCO Real Return Fund - Class I	29,556	10,117	8,341	—	760	1,152	33,244	1.7
JNL/PPM America High Yield Bond Fund - Class I	—	9,502	309	—	5	248	9,446	0.5
JNL/PPM America Investment Grade Credit Fund - Class I	29,511	145	21,703	—	1,840	(280)	9,513	0.5

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/PPM America Total Return Fund - Class I	117,892	1,664	13,365	—	283	6,758	113,232	5.9
JNL/T. Rowe Price Capital Appreciation Fund - Class I	116,985	1,969	20,540	—	9,286	1,952	109,652	5.8
JNL/T. Rowe Price Growth Stock Fund - Class I	43,433	15,006	46,811	—	12,289	(9,413)	14,504	0.8
JNL/T. Rowe Price U.S. High Yield Fund - Class I	49,340	96	14,710	—	3,603	(862)	37,467	2.0
JNL/T. Rowe Price Value Fund - Class I	56,996	375	24,598	—	2,704	2,677	38,154	2.0
JNL/WCM Focused International Equity Fund - Class I	49,345	24,521	15,148	—	1,762	11,380	71,860	3.8
JNL/WMC Equity Income Fund - Class I	48,511	19,651	35,046	—	9,786	(4,608)	38,294	2.0
	1,949,610	306,679	528,961	4,303	98,159	77,307	1,902,794	100.0
JNL Moderate Growth Allocation Fund
Jackson Credit Opportunities Fund - Class I	139,878	5,400	—	6,331	—	3,521	148,799	4.2
Jackson Real Assets Fund - Class I	72,989	3,500	—	543	—	3,656	80,145	2.3
JNL Multi-Manager Alternative Fund - Class I	127,481	20,267	1,288	—	102	11,842	158,404	4.5
JNL Multi-Manager Emerging Markets Equity Fund - Class I	79,241	40,195	17,065	—	3,728	16,003	122,102	3.5
JNL Multi-Manager International Small Cap Fund - Class I	62,847	8,033	16,055	—	4,863	9,737	69,425	2.0
JNL Multi-Manager Mid Cap Fund - Class I	123,111	45,776	31,890	—	15,459	(13,189)	139,267	4.0
JNL Multi-Manager Small Cap Growth Fund - Class I	69,829	7,692	19,990	—	8,312	(5,107)	60,736	1.7
JNL Multi-Manager Small Cap Value Fund - Class I	69,881	8,342	18,581	—	8,013	(6,994)	60,661	1.7
JNL Multi-Manager U.S. Select Equity Fund - Class I	256,761	55,136	30,562	—	13,255	27,037	321,627	9.2
JNL/Causeway International Value Select Fund - Class I	167,243	29,419	44,580	—	14,552	36,942	203,576	5.8
JNL/DoubleLine Core Fixed Income Fund - Class I	199,530	5,800	41,880	—	2,664	8,808	174,922	5.0
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	90,432	1,240	19,455	—	2,199	4,601	79,017	2.3
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	35,222	—	37,173	—	19,962	(18,011)	—	—
JNL/DoubleLine Total Return Fund - Class I	199,569	7,313	35,634	—	2,126	10,250	183,624	5.2
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	198,821	1,250	37,015	—	2,341	9,282	174,679	5.0
JNL/GQG Emerging Markets Equity Fund - Class I	61,309	2,948	15,571	—	6,492	(2,763)	52,415	1.5
JNL/JPMorgan MidCap Growth Fund - Class I	—	35,193	120	—	(2)	(487)	34,584	1.0
JNL/JPMorgan U.S. Value Fund - Class I	95,864	—	68,300	—	18,346	(10,767)	35,143	1.0
JNL/Loomis Sayles Global Growth Fund - Class I	70,518	72,180	14,531	—	4,571	14,306	147,044	4.2
JNL/Lord Abbett Short Duration Income Fund - Class I	100,228	4,952	13,354	—	99	4,481	96,406	2.7
JNL/Morningstar SMID Moat Focus Index Fund - Class I	35,225	169	36,766	—	3,942	(2,570)	—	—
JNL/Morningstar Wide Moat Index Fund - Class I	151,116	—	105,471	—	11,766	(4,851)	52,560	1.5
JNL/Newton Equity Income Fund - Class I	105,340	56,114	28,111	—	5,099	11,555	149,997	4.3
JNL/PIMCO Income Fund - Class I	81,742	1,678	11,417	—	1,797	4,840	78,640	2.2
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	18,053	500	2,359	—	75	1,198	17,467	0.5
JNL/PIMCO Real Return Fund - Class I	18,068	27,540	3,653	—	748	1,100	43,803	1.2
JNL/PPM America High Yield Bond Fund - Class I	—	9,540	1,116	—	6	228	8,658	0.2
JNL/PPM America Investment Grade Credit Fund - Class I	18,045	—	18,637	—	1,347	(755)	—	—
JNL/PPM America Total Return Fund - Class I	123,170	3,187	20,177	—	2,269	4,807	113,256	3.2
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I	107,161	73,021	22,436	—	949	18,330	177,025	5.0
JNL/T. Rowe Price Capital Appreciation Fund - Class I	111,406	—	114,191	—	47,076	(44,291)	—	—
JNL/T. Rowe Price Growth Stock Fund - Class I	124,280	17,044	41,502	—	24,836	(9,088)	115,570	3.3
JNL/T. Rowe Price U.S. High Yield Fund - Class I	45,616	8,950	30,854	—	5,028	(2,741)	25,999	0.7
JNL/T. Rowe Price Value Fund - Class I	140,217	17,914	49,046	—	25,721	(11,554)	123,252	3.5
JNL/WCM Focused International Equity Fund - Class I	173,275	27,710	43,019	—	8,258	36,751	202,975	5.8
JNL/WMC Equity Income Fund - Class I	98,028	1,192	47,739	—	13,446	(3,161)	61,766	1.8
	3,571,496	599,195	1,039,538	6,874	279,445	102,946	3,513,544	100.0
JNL/JPMorgan Managed Aggressive Growth Fund
Jackson Credit Opportunities Fund - Class I	28,846	1,295	—	1,290	—	723	30,864	1.4
Jackson Real Assets Fund - Class I	17,928	4,865	—	136	—	969	23,762	1.1
JNL Multi-Manager Alternative Fund - Class I	43,497	—	673	—	123	3,717	46,664	2.2
JNL Multi-Manager Emerging Markets Equity Fund - Class I	64,038	23	10,296	—	1,717	11,049	66,531	3.1
JNL Multi-Manager Mid Cap Fund - Class I	73,972	330	3,541	—	1,198	329	72,288	3.3
JNL Multi-Manager Small Cap Growth Fund - Class I	62,680	805	2,545	—	1,183	2,510	64,633	3.0
JNL Multi-Manager Small Cap Value Fund - Class I	62,842	726	2,247	—	1,272	(15)	62,578	2.9
JNL Multi-Manager U.S. Select Equity Fund - Class I	76,417	297	7,220	—	728	10,892	81,114	3.8
JNL/BlackRock Large Cap Select Growth Fund - Class I	128,542	1,087	13,422	—	8,644	8,125	132,976	6.1
JNL/Causeway International Value Select Fund - Class I	171,907	16	42,753	—	9,946	39,445	178,561	8.3
JNL/ClearBridge Large Cap Growth Fund - Class I	157,533	620	13,000	—	6,988	8,140	160,281	7.4
JNL/DoubleLine Total Return Fund - Class I	52,286	221	11,271	—	737	2,346	44,319	2.0
JNL/GQG Emerging Markets Equity Fund - Class I	53,341	96	4,375	—	137	3,175	52,374	2.4
JNL/Invesco Diversified Dividend Fund - Class I	101,182	25	9,118	—	3,548	7,841	103,478	4.8
JNL/JPMorgan MidCap Growth Fund - Class I	36,657	352	3,167	—	1,096	3,175	38,113	1.8
JNL/JPMorgan U.S. Value Fund - Class I	73,174	104	4,787	—	2,436	4,403	75,330	3.5

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/Lazard International Quality Growth Fund - Class I	80,073	62	11,537	—	2,212	7,808	78,618	3.6
JNL/MFS Mid Cap Value Fund - Class I	26,170	134	1,064	—	(6)	1,329	26,563	1.2
JNL/Newton Equity Income Fund - Class I	63,008	22	6,190	—	1,802	6,421	65,063	3.0
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	10,667	43	1,114	—	72	688	10,356	0.5
JNL/PPM America Investment Grade Credit Fund - Class I	10,681	45	1,123	—	78	599	10,280	0.5
JNL/PPM America Total Return Fund - Class I	52,233	205	10,973	—	365	2,593	44,423	2.1
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I	42,687	12	3,855	—	176	5,108	44,128	2.0
JNL/T. Rowe Price Growth Stock Fund - Class I	149,459	945	13,546	—	7,951	13,067	157,876	7.3
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	10,578	71	516	—	237	54	10,424	0.5
JNL/T. Rowe Price Value Fund - Class I	209,627	452	18,014	—	8,310	12,614	212,989	9.8
JNL/WCM Focused International Equity Fund - Class I	115,232	12	26,160	—	1,775	27,675	118,534	5.5
JNL/William Blair International Leaders Fund - Class I	89,982	20	14,555	—	(1,879)	18,196	91,764	4.2
JNL/WMC Value Fund - Class I	57,707	80	4,074	—	1,520	3,937	59,170	2.7
	2,122,946	12,965	241,136	1,426	62,366	206,913	2,164,054	100.0
JNL/JPMorgan Managed Conservative Fund
Jackson Credit Opportunities Fund - Class I	11,073	2,030	—	528	—	344	13,447	2.0
Jackson Real Assets Fund - Class I	1,990	7,695	—	61	—	333	10,018	1.5
JNL Multi-Manager Alternative Fund - Class I	27,529	1	857	—	181	2,228	29,082	4.3
JNL Multi-Manager Emerging Markets Equity Fund - Class I	8,161	77	1,564	—	(398)	2,018	8,294	1.2
JNL Multi-Manager Mid Cap Fund - Class I	9,966	824	1,328	—	682	(444)	9,700	1.4
JNL Multi-Manager Small Cap Growth Fund - Class I	4,919	701	832	—	164	167	5,119	0.8
JNL Multi-Manager Small Cap Value Fund - Class I	4,933	603	658	—	32	95	5,005	0.7
JNL Multi-Manager U.S. Select Equity Fund - Class I	10,396	1,092	2,217	—	196	1,450	10,917	1.6
JNL/Causeway International Value Select Fund - Class I	11,938	136	3,282	—	369	3,038	12,199	1.8
JNL/ClearBridge Large Cap Growth Fund - Class I	10,420	1,000	2,026	—	811	253	10,458	1.6
JNL/DoubleLine Core Fixed Income Fund - Class I	66,689	2,721	10,512	—	15	3,912	62,825	9.4
JNL/DoubleLine Total Return Fund - Class I	68,409	1,120	8,986	—	(77)	4,250	64,716	9.6
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	44,747	1,874	10,177	—	416	2,295	39,155	5.8
JNL/Invesco Diversified Dividend Fund - Class I	8,442	457	1,375	—	653	318	8,495	1.3
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	61,987	1,098	8,780	—	(322)	3,615	57,598	8.6
JNL/JPMorgan U.S. Value Fund - Class I	4,943	291	671	—	3	471	5,037	0.8
JNL/Lazard International Quality Growth Fund - Class I	5,074	66	832	—	94	551	4,953	0.7
JNL/Neuberger Berman Strategic Income Fund - Class I	22,402	290	3,612	—	562	1,099	20,741	3.1
JNL/Newton Equity Income Fund - Class I	7,321	381	1,232	—	43	929	7,442	1.1
JNL/PIMCO Income Fund - Class I	34,470	455	4,245	—	600	2,242	33,522	5.0
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	34,053	539	4,523	—	(126)	2,500	32,443	4.8
JNL/PIMCO Real Return Fund - Class I	34,506	579	4,188	—	805	1,765	33,467	5.0
JNL/PPM America High Yield Bond Fund - Class I	29,262	520	3,396	—	112	1,900	28,398	4.2
JNL/PPM America Investment Grade Credit Fund - Class I	27,546	441	2,929	—	203	1,553	26,814	4.0
JNL/PPM America Total Return Fund - Class I	66,647	1,017	7,714	—	983	2,995	63,928	9.5
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I	12,206	643	2,011	—	69	1,455	12,362	1.8
JNL/T. Rowe Price Growth Stock Fund - Class I	10,395	1,139	2,191	—	682	850	10,875	1.6
JNL/T. Rowe Price U.S. High Yield Fund - Class I	20,696	414	2,403	—	403	903	20,013	3.0
JNL/T. Rowe Price Value Fund - Class I	11,620	540	1,604	—	824	362	11,742	1.7
JNL/WCM Focused International Equity Fund - Class I	8,248	89	2,037	—	72	2,053	8,425	1.3
JNL/William Blair International Leaders Fund - Class I	5,035	52	942	—	54	863	5,062	0.8
	686,023	28,885	97,124	589	8,105	46,363	672,252	100.0
JNL/JPMorgan Managed Growth Fund
Jackson Credit Opportunities Fund - Class I	54,069	2,428	—	2,418	—	1,355	57,852	1.4
Jackson Real Assets Fund - Class I	31,399	11,816	—	264	—	1,814	45,029	1.1
JNL Multi-Manager Alternative Fund - Class I	84,050	—	1,380	—	332	7,081	90,083	2.2
JNL Multi-Manager Emerging Markets Equity Fund - Class I	114,159	—	21,853	—	(2,324)	24,626	114,608	2.8
JNL Multi-Manager Mid Cap Fund - Class I	130,574	145	7,756	—	1,255	1,416	125,634	3.1
JNL Multi-Manager Small Cap Growth Fund - Class I	104,943	275	3,934	—	1,840	4,150	107,274	2.6
JNL Multi-Manager Small Cap Value Fund - Class I	105,699	520	3,813	—	2,147	(100)	104,453	2.6
JNL Multi-Manager U.S. Select Equity Fund - Class I	102,412	37	11,518	—	1,179	14,191	106,301	2.6
JNL/BlackRock Large Cap Select Growth Fund - Class I	228,069	130	27,540	—	17,698	11,093	229,450	5.6
JNL/Causeway International Value Select Fund - Class I	292,004	—	79,776	—	19,155	63,566	294,949	7.3
JNL/ClearBridge Large Cap Growth Fund - Class I	268,068	104	28,067	—	14,901	10,228	265,234	6.5
JNL/DoubleLine Core Fixed Income Fund - Class I	131,182	458	18,306	—	565	7,090	120,989	3.0
JNL/DoubleLine Total Return Fund - Class I	197,173	677	44,155	—	877	10,462	165,034	4.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/GQG Emerging Markets Equity Fund - Class I	83,266	—	8,990	—	2,588	2,459	79,323	2.0
JNL/Invesco Diversified Dividend Fund - Class I	165,050	—	19,072	—	6,659	11,689	164,326	4.0
JNL/JPMorgan MidCap Growth Fund - Class I	60,599	42	5,826	—	3,234	3,667	61,716	1.5
JNL/JPMorgan U.S. Value Fund - Class I	141,162	4	11,889	—	6,062	7,026	142,365	3.5
JNL/Lazard International Quality Growth Fund - Class I	124,210	128	20,650	—	4,007	11,426	119,121	2.9
JNL/MFS Mid Cap Value Fund - Class I	40,549	29	2,239	—	(21)	2,040	40,358	1.0
JNL/Newton Equity Income Fund - Class I	81,117	—	9,639	—	2,816	7,676	81,970	2.0
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	56,691	167	7,535	—	475	3,481	53,279	1.3
JNL/PPM America High Yield Bond Fund - Class I	42,055	70	5,103	—	1,178	1,627	39,827	1.0
JNL/PPM America Investment Grade Credit Fund - Class I	56,560	176	15,479	—	1,099	2,158	44,514	1.1
JNL/PPM America Total Return Fund - Class I	167,997	535	25,327	—	1,313	8,464	152,982	3.8
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I	72,783	—	8,870	—	333	8,433	72,679	1.8
JNL/T. Rowe Price Growth Stock Fund - Class I	289,283	140	31,559	—	18,490	20,997	297,351	7.3
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	22,481	16	1,360	—	625	(23)	21,739	0.5
JNL/T. Rowe Price U.S. High Yield Fund - Class I	21,084	35	2,549	—	216	1,067	19,853	0.5
JNL/T. Rowe Price Value Fund - Class I	354,415	290	35,360	—	16,380	18,867	354,592	8.7
JNL/WCM Focused International Equity Fund - Class I	192,057	—	48,195	—	910	47,790	192,562	4.7
JNL/William Blair International Leaders Fund - Class I	184,991	—	34,964	—	(4,989)	38,065	183,103	4.5
JNL/WMC Value Fund - Class I	122,251	63	11,088	—	4,149	7,308	122,683	3.0
	4,122,402	18,285	553,792	2,682	123,149	361,189	4,071,233	100.0
JNL/JPMorgan Managed Moderate Fund
Jackson Credit Opportunities Fund - Class I	25,675	6,261	—	1,256	—	866	32,802	2.0
Jackson Real Assets Fund - Class I	5,250	18,485	—	151	—	821	24,556	1.5
JNL Multi-Manager Alternative Fund - Class I	52,087	—	1,338	—	332	4,238	55,319	3.4
JNL Multi-Manager Emerging Markets Equity Fund - Class I	25,635	31	5,280	—	(80)	5,095	25,401	1.5
JNL Multi-Manager Mid Cap Fund - Class I	26,822	212	2,091	—	336	216	25,495	1.5
JNL Multi-Manager Small Cap Growth Fund - Class I	22,675	229	1,194	—	526	765	23,001	1.4
JNL Multi-Manager Small Cap Value Fund - Class I	23,032	209	1,063	—	204	237	22,619	1.4
JNL Multi-Manager U.S. Select Equity Fund - Class I	42,395	177	5,830	—	597	5,710	43,049	2.6
JNL/BlackRock Large Cap Select Growth Fund - Class I	29,855	154	4,077	—	1,279	2,470	29,681	1.8
JNL/Causeway International Value Select Fund - Class I	60,297	76	17,255	—	3,578	13,459	60,155	3.6
JNL/ClearBridge Large Cap Growth Fund - Class I	50,983	185	6,137	—	3,385	1,374	49,790	3.0
JNL/DoubleLine Core Fixed Income Fund - Class I	124,842	22	22,969	—	187	6,844	108,926	6.6
JNL/DoubleLine Total Return Fund - Class I	150,216	15	29,414	—	1,273	7,401	129,491	7.8
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	69,285	97	5,489	—	240	4,188	68,321	4.1
JNL/GQG Emerging Markets Equity Fund - Class I	17,075	19	2,012	—	89	968	16,139	1.0
JNL/Invesco Diversified Dividend Fund - Class I	38,350	55	5,080	—	1,778	2,482	37,585	2.3
JNL/JPMorgan MidCap Growth Fund - Class I	10,800	86	1,229	—	197	1,031	10,885	0.7
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	108,308	11	12,625	—	97	5,780	101,571	6.1
JNL/JPMorgan U.S. Value Fund - Class I	8,401	35	920	—	7	767	8,290	0.5
JNL/Lazard International Quality Growth Fund - Class I	34,257	119	6,193	—	482	3,818	32,483	2.0
JNL/MFS Mid Cap Value Fund - Class I	8,405	54	614	—	(10)	424	8,259	0.5
JNL/Neuberger Berman Strategic Income Fund - Class I	38,998	4	4,947	—	875	2,029	36,959	2.2
JNL/Newton Equity Income Fund - Class I	21,017	71	3,043	—	114	2,581	20,740	1.3
JNL/PIMCO Income Fund - Class I	77,308	7	16,433	—	2,486	3,432	66,800	4.0
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	77,204	9	9,980	—	(204)	5,604	72,633	4.4
JNL/PIMCO Real Return Fund - Class I	52,004	5	6,703	—	1,272	2,563	49,141	3.0
JNL/PPM America High Yield Bond Fund - Class I	56,326	10	6,876	—	1,636	2,111	53,207	3.2
JNL/PPM America Investment Grade Credit Fund - Class I	38,946	5	4,937	—	352	2,088	36,454	2.2
JNL/PPM America Total Return Fund - Class I	132,400	12	22,527	—	2,501	5,065	117,451	7.1
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I	30,033	25	4,006	—	159	3,444	29,655	1.8
JNL/T. Rowe Price Growth Stock Fund - Class I	55,299	255	6,857	—	4,111	3,377	56,185	3.4
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	4,167	20	326	—	14	97	3,972	0.2
JNL/T. Rowe Price U.S. High Yield Fund - Class I	34,721	5	4,229	—	682	1,426	32,605	2.0
JNL/T. Rowe Price Value Fund - Class I	79,465	390	9,550	—	4,510	3,405	78,220	4.7
JNL/WCM Focused International Equity Fund - Class I	20,834	90	5,818	—	(1,914)	7,226	20,418	1.2
JNL/William Blair International Leaders Fund - Class I	46,679	136	9,920	—	351	8,021	45,267	2.7
JNL/WMC Value Fund - Class I	21,120	63	2,396	—	1,039	930	20,756	1.3
	1,721,166	27,639	249,358	1,407	32,481	122,353	1,654,281	100.0
JNL/JPMorgan Managed Moderate Growth Fund
Jackson Credit Opportunities Fund - Class I	56,543	12,756	—	2,745	—	1,862	71,161	1.9
Jackson Real Assets Fund - Class I	11,694	41,255	—	323	—	1,804	54,753	1.5

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Multi-Manager Alternative Fund - Class I	116,006	—	2,538	—	629	9,579	123,676	3.3
JNL Multi-Manager Emerging Markets Equity Fund - Class I	76,342	—	15,269	—	(2,502)	17,384	75,955	2.1
JNL Multi-Manager Mid Cap Fund - Class I	93,565	16	6,173	—	983	911	89,302	2.4
JNL Multi-Manager Small Cap Growth Fund - Class I	73,860	41	3,199	—	1,489	2,691	74,882	2.0
JNL Multi-Manager Small Cap Value Fund - Class I	73,999	53	2,675	—	1,167	242	72,786	2.0
JNL Multi-Manager U.S. Select Equity Fund - Class I	94,384	—	11,944	—	1,218	12,837	96,495	2.6
JNL/BlackRock Large Cap Select Growth Fund - Class I	95,339	—	12,238	—	3,846	8,098	95,045	2.6
JNL/Causeway International Value Select Fund - Class I	191,779	7	54,068	—	11,712	42,574	192,004	5.2
JNL/ClearBridge Large Cap Growth Fund - Class I	199,360	—	22,778	—	11,557	7,007	195,146	5.3
JNL/DoubleLine Core Fixed Income Fund - Class I	190,715	38	40,515	—	1,013	9,629	160,880	4.3
JNL/DoubleLine Total Return Fund - Class I	248,479	60	55,926	—	129	13,939	206,681	5.6
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	96,174	18	5,609	—	505	5,707	96,795	2.6
JNL/GQG Emerging Markets Equity Fund - Class I	57,490	—	7,073	—	2,291	1,180	53,888	1.5
JNL/Invesco Diversified Dividend Fund - Class I	113,646	1	13,907	—	4,886	7,750	112,376	3.0
JNL/JPMorgan MidCap Growth Fund - Class I	36,954	7	3,617	—	2,129	2,065	37,538	1.0
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	192,411	26	31,686	—	627	9,570	170,948	4.6
JNL/JPMorgan U.S. Value Fund - Class I	111,075	32	10,056	—	4,737	5,528	111,316	3.0
JNL/Lazard International Quality Growth Fund - Class I	95,358	6	16,567	—	2,083	9,798	90,678	2.5
JNL/MFS Mid Cap Value Fund - Class I	27,915	6	1,641	—	(24)	1,402	27,658	0.7
JNL/Newton Equity Income Fund - Class I	46,755	7	6,288	—	1,837	4,166	46,477	1.3
JNL/PIMCO Income Fund - Class I	94,413	2	14,689	—	2,249	5,248	87,223	2.4
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	113,306	8	15,742	—	494	7,331	105,397	2.8
JNL/PPM America High Yield Bond Fund - Class I	67,422	23	9,768	—	2,202	2,141	62,020	1.7
JNL/PPM America Investment Grade Credit Fund - Class I	101,880	6	22,747	—	1,311	4,388	84,838	2.3
JNL/PPM America Total Return Fund - Class I	200,867	14	28,057	—	2,173	9,416	184,413	5.0
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I	57,280	—	7,262	—	300	6,606	56,924	1.5
JNL/T. Rowe Price Growth Stock Fund - Class I	228,165	—	26,888	—	16,149	14,745	232,171	6.3
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	18,932	2	1,283	—	179	323	18,153	0.5
JNL/T. Rowe Price U.S. High Yield Fund - Class I	57,909	17	8,199	—	1,643	1,752	53,122	1.4
JNL/T. Rowe Price Value Fund - Class I	232,467	60	25,117	—	11,672	11,432	230,514	6.2
JNL/WCM Focused International Equity Fund - Class I	139,148	32	36,646	—	(257)	35,621	137,898	3.7
JNL/William Blair International Leaders Fund - Class I	122,834	14	24,785	—	(2,212)	24,164	120,015	3.2
JNL/WMC Value Fund - Class I	74,772	18	7,474	—	2,730	4,257	74,303	2.0
	3,809,238	54,525	552,424	3,068	88,945	303,147	3,703,431	100.0
JNL/American Funds Growth Allocation Fund
American Funds Insurance Series - American Funds Mortgage Fund - Class 1	15,819	133	—	133	—	1,033	16,985	0.4
American Funds Insurance Series - American High-Income Trust - Class 1	78,522	2,918	6,834	851	(788)	5,311	79,129	1.8
	94,341	3,051	6,834	984	(788)	6,344	96,114	2.2
JNL/American Funds Moderate Growth Allocation Fund
American Funds Insurance Series - American High-Income Trust - Class 1	73,631	22,717	5,647	1,075	(554)	6,655	96,802	3.9
	73,631	22,717	5,647	1,075	(554)	6,655	96,802	3.9

JNL Growth ETF Allocation Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.04% - Class I	10	31,397	31,407	8	—	—	—	—
JNL Government Money Market Fund, 4.14% - Class SL	21,112	498,416	493,430	401	—	—	26,098	6.5
	21,122	529,813	524,837	409	—	—	26,098	6.5

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL Moderate ETF Allocation Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.04% - Class I	127	36,121	36,159	11	—	—	89	0.1
JNL Government Money Market Fund, 4.14% - Class SL	1,626	245,747	246,031	189	—	—	1,342	0.6
	1,753	281,868	282,190	200	—	—	1,431	0.7

JNL Moderate Growth ETF Allocation Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.04% - Class I	166	37,610	37,686	12	—	—	90	—
JNL Government Money Market Fund, 4.14% - Class SL	1,001	382,510	374,410	434	—	—	9,101	2.6
	1,167	420,120	412,096	446	—	—	9,191	2.6

JNL/Vanguard Growth ETF Allocation Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.04% - Class I	—	43,865	43,865	11	—	—	—	—
JNL Government Money Market Fund, 4.14% - Class SL	170,988	1,352,012	1,456,223	1,420	—	—	66,777	3.1
	170,988	1,395,877	1,500,088	1,431	—	—	66,777	3.1

JNL/Vanguard Moderate ETF Allocation Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.04% - Class I	200	25,976	26,176	8	—	—	—	—
JNL Government Money Market Fund, 4.14% - Class SL	53,185	459,239	499,510	746	—	—	12,914	2.2
	53,385	485,215	525,686	754	—	—	12,914	2.2

JNL/Vanguard Moderate Growth ETF Allocation Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.04% - Class I	102	35,245	35,347	9	—	—	—	—
JNL Government Money Market Fund, 4.14% - Class SL	30,103	642,523	665,215	1,058	—	—	7,411	0.7
	30,205	677,768	700,562	1,067	—	—	7,411	0.7

JNL Growth Allocation Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Public Joint Stock Company Inter RAO UES	10/07/21	331	—	—
Public Joint Stock Company Mining And Metallurgical Company Norilsk Nickel	04/21/17	522	—	—
Public Joint Stock Company Novolipetsk Metallurgical Plant	06/19/17	658	—	—
Public Joint Stock Company Phosagro	06/30/21	2	—	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL Growth Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Public Joint Stock Company Phosagro	06/30/21	266	—	—
Public Joint Stock Company Severstal	06/25/21	463	—	—
		2,242	—	—

Topic 820, “Fair Value Measurement” establishes a single authoritative definition of fair value under U.S. GAAP, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund's investments under FASB ASC Topic 820 guidance and are summarized into three broad categories. Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for investments in mutual funds. Investments in the Underlying Funds and Master Funds are categorized as Level 1 within FASB ASC Topic 820 fair value hierarchy. The Level 1 valuation assets for the Funds can be referenced in the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL Bond Index Fund
GOVERNMENT AND AGENCY OBLIGATIONS 73.1%
U.S. Treasury Note 35.5%
Treasury, United States Department of
1.13%, 10/31/26 - 02/15/31	17,300	15,880
1.63%, 10/31/26 - 05/15/31	3,712	3,514
4.13%, 10/31/26 - 11/15/32	36,005	36,421
2.00%, 11/15/26	2,260	2,217
4.63%, 11/15/26 - 02/15/35	20,935	21,601
1.25%, 11/30/26 - 08/15/31	11,290	10,621
4.25%, 11/30/26 - 05/15/35	29,800	30,225
4.38%, 12/15/26 - 05/15/34	13,905	14,201
1.75%, 12/31/26 - 11/15/29	7,395	6,917
4.00%, 01/15/27 - 02/15/34	27,925	28,162
1.50%, 01/31/27 - 02/15/30	8,180	7,714
2.25%, 02/15/27 - 11/15/27	5,375	5,248
1.88%, 02/28/27 - 02/15/32	9,320	8,521
0.63%, 03/31/27 - 08/15/30	11,435	10,058
2.50%, 03/31/27	155	152
3.88%, 03/31/27 - 08/15/34	38,160	38,182
4.50%, 04/15/27 - 11/15/33	9,320	9,532
0.50%, 04/30/27 - 10/31/27	4,385	4,147
2.75%, 04/30/27 - 08/15/32	12,145	11,668
3.75%, 04/30/27 - 12/31/30	13,170	13,192
2.38%, 05/15/27 - 03/31/29	5,470	5,274
2.63%, 05/31/27 - 02/15/29	6,460	6,271
3.25%, 06/30/27 - 06/30/29	1,745	1,733
0.38%, 07/31/27 - 09/30/27	4,635	4,356
3.13%, 08/31/27 - 11/15/28	5,625	5,548
3.63%, 08/31/27 - 09/30/31	19,105	19,035
3.38%, 09/15/27 - 05/15/33	6,560	6,421
3.50%, 09/30/27 - 02/15/33	14,000	13,888
0.75%, 01/31/28	1,640	1,536
2.88%, 05/15/28 - 05/15/32	9,872	9,443
1.00%, 07/31/28	1,835	1,706
1.38%, 10/31/28 - 11/15/31	5,590	5,131
4.88%, 10/31/28 - 10/31/30	2,825	2,946
0.88%, 11/15/30	5,005	4,339
4.25%, 08/15/35 (a)	3,555	3,584
		369,384
Mortgage-Backed Securities 25.1%
Federal Home Loan Mortgage Corporation
3.50%, 10/01/25 - 05/01/52	4,872	4,573
5.00%, 03/01/26 - 02/01/55	4,158	4,153
4.00%, 05/01/26 - 04/01/53	4,559	4,380
3.00%, 01/01/27 - 04/01/52	6,616	6,026
2.50%, 08/01/27 - 05/01/52	14,138	12,183
6.50%, 07/01/28 - 12/01/53	866	899
5.50%, 11/01/28 - 06/01/55	6,095	6,171
2.00%, 01/01/29 - 03/01/52	22,692	18,863
6.00%, 02/01/29 - 01/01/55	2,265	2,324
4.50%, 08/01/30 - 07/01/53	2,859	2,812
1.50%, 02/01/36 - 03/01/52	5,529	4,545
Federal National Mortgage Association, Inc.
3.50%, 10/01/25 - 06/01/52	9,313	8,733
4.00%, 11/01/25 - 09/01/52	6,635	6,403
4.50%, 05/01/26 - 07/01/53	2,649	2,625
3.00%, 11/01/26 - 03/01/52	15,239	13,821
2.50%, 03/01/27 - 05/01/52	27,586	23,641
2.00%, 09/01/28 - 06/01/52	32,810	27,224
5.00%, 09/01/29 - 11/01/53	3,439	3,447
6.00%, 11/01/31 - 05/01/55	4,045	4,166
5.50%, 01/01/32 - 04/01/55	5,719	5,804
6.50%, 07/01/32 - 12/01/38	88	93
1.50%, 09/01/35 - 09/01/51	6,677	5,588
7.00%, 12/01/35 - 02/01/38	8	10
TBA, 3.50%, 10/15/40 - 11/15/40 (b)	225	218
TBA, 4.00%, 10/15/40 (b)	275	270
TBA, 4.50%, 10/15/40 - 10/15/55 (b)	3,050	2,970
TBA, 5.00%, 10/15/40 - 11/15/55 (b)	3,850	3,830
TBA, 5.50%, 10/15/40 - 11/15/55 (b)	4,325	4,366
TBA, 6.00%, 10/15/40 - 11/15/55 (b)	9,700	9,911
TBA, 6.50%, 10/15/55 - 11/15/55 (b)	6,050	6,252
TBA, 7.00%, 10/15/55 (b)	1,575	1,647
Government National Mortgage Association
4.50%, 04/20/26 - 12/20/54	2,406	2,372
3.50%, 05/15/26 - 09/20/52	6,621	6,192
3.00%, 01/20/27 - 06/20/52	9,268	8,379
2.50%, 08/20/27 - 07/20/52	12,112	10,455
8.50%, 06/15/30	—	—
6.00%, 05/15/32 - 12/20/40	28	29
5.00%, 03/15/33 - 01/20/55	1,505	1,509
5.50%, 08/15/33 - 05/20/54	1,851	1,872
6.50%, 07/15/38	3	3
4.00%, 06/15/39 - 09/20/52	3,263	3,148
2.00%, 11/20/50 - 05/20/52	8,720	7,220
TBA, 2.00%, 10/15/55 (b)	1,625	1,344
TBA, 4.00%, 10/15/55 (b)	1,025	964
TBA, 4.50%, 10/15/55 (b)	2,450	2,376
TBA, 5.00%, 10/15/55 (b)	4,700	4,675
TBA, 5.50%, 10/15/55 - 11/15/55 (b)	5,650	5,692
TBA, 6.00%, 10/15/55 - 11/15/55 (b)	4,775	4,856
TBA, 6.50%, 10/15/55 (b)	1,750	1,798
TBA, 7.00%, 10/15/55 (b)	400	411
		261,243
U.S. Treasury Bond 9.2%
Treasury, United States Department of
6.50%, 11/15/26	465	479
5.25%, 11/15/28	150	157
6.25%, 05/15/30	250	276
5.38%, 02/15/31	360	387
4.50%, 02/15/36 - 11/15/54	3,765	3,689
5.00%, 05/15/37 - 05/15/45	755	790
4.25%, 05/15/39 - 08/15/54	6,000	5,587
4.38%, 11/15/39 - 08/15/43	1,680	1,644
1.13%, 05/15/40 - 08/15/40	4,580	2,906
3.88%, 08/15/40 - 05/15/43	1,370	1,246
1.38%, 11/15/40 - 08/15/50	5,196	3,025
1.88%, 02/15/41 - 11/15/51	6,210	3,755
4.75%, 02/15/41 - 08/15/55	9,685	9,768
2.25%, 05/15/41 - 02/15/52	7,380	4,866
1.75%, 08/15/41	1,075	729
3.75%, 08/15/41 - 11/15/43	1,505	1,347
3.13%, 11/15/41 - 05/15/48	7,387	5,898
2.38%, 02/15/42 - 05/15/51	7,240	4,915
3.00%, 05/15/42 - 08/15/52	6,737	5,109
3.25%, 05/15/42	2,450	2,058
2.75%, 08/15/42 - 11/15/47	2,619	1,964
3.38%, 08/15/42 - 05/15/44	4,577	3,842
4.00%, 11/15/42 - 11/15/52	1,055	941
2.88%, 05/15/43 - 05/15/52	5,357	4,008
3.63%, 08/15/43 - 05/15/53	10,436	8,802
4.63%, 05/15/44 - 02/15/55	4,885	4,811
4.13%, 08/15/44 - 08/15/53	4,620	4,190
2.50%, 02/15/45 - 05/15/46	3,585	2,522
4.88%, 08/15/45	550	562
2.00%, 02/15/50 - 08/15/51	5,304	3,143
1.25%, 05/15/50	1,497	734
1.63%, 11/15/50	2,960	1,587
		95,737
Sovereign 1.2%
Aktiebolaget Svensk Exportkredit
4.13%, 06/14/28	300	303
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
6.55%, 03/14/37	250	278
5.88%, 08/08/54	200	201
Export Development Canada
4.75%, 06/05/34	400	418
Export-Import Bank of Korea, The
4.63%, 01/11/27	500	504
Gobierno De La Republica Oriental Del Uruguay
4.38%, 10/27/27	190	191
4.13%, 11/20/45	200	176
5.10%, 06/18/50	100	95
4.98%, 04/20/55	100	91

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Gobierno Federal de los Estados Unidos Mexicanos
3.75%, 01/11/28	400	396
5.00%, 05/07/29 - 04/27/51	500	451
8.30%, 08/15/31	300	361
4.75%, 04/27/32 - 03/08/44	856	757
5.63%, 09/22/35	200	199
4.60%, 01/23/46	250	201
6.40%, 05/07/54	200	196
5.75%, 10/12/10	100	86
Gouvernement de la Province de Quebec
3.63%, 04/13/28	300	299
Government of the Province of British Columbia
4.80%, 06/11/35	200	205
Government of the Republic of Panama
6.40%, 02/14/35	200	208
6.70%, 01/26/36	400	423
4.50%, 04/16/50	600	453
Korea Development Bank
4.63%, 02/15/27	250	252
Ministry of Defence State of Israel
2.75%, 07/03/30	400	368
3.38%, 01/15/50	200	132
4.50%, 04/03/20	300	217
Ontario, Government of
4.85%, 06/11/35	200	206
Presidencia de la Republica de Chile
3.24%, 02/06/28	400	393
3.25%, 09/21/71	600	374
Republic of Indonesia, The Government of, The
2.85%, 02/14/30	600	565
5.35%, 02/11/49 (a)	200	198
Sandor-Palota
7.63%, 03/29/41	250	295
Segretariato Generale Della Presidenza Della Repubblica
5.38%, 06/15/33	200	211
The Philippines, Government of
9.50%, 02/02/30	400	481
1.65%, 06/10/31	300	261
6.38%, 01/15/32	500	553
5.25%, 05/14/34	200	209
3.70%, 03/01/41	300	254
5.95%, 10/13/47	200	214
Urzad Rady Ministrow
5.50%, 11/16/27 - 03/18/54	435	440
4.88%, 02/12/30	200	205
5.75%, 11/16/32	300	320
5.13%, 09/18/34	115	117
		12,757
Commercial Mortgage-Backed Securities 0.8%
Federal Home Loan Mortgage Corporation
Series A2-K062, REMIC, 3.41%, 12/25/26	500	496
Series A2-K082, REMIC, 3.92%, 09/25/28 (c)	750	750
Series A2-K087, REMIC, 3.77%, 12/25/28	500	497
Series A2-K092, REMIC, 3.30%, 04/25/29	400	392
Series A1-K099, REMIC, 2.26%, 06/25/29	261	251
Series A1-K106, REMIC, 1.78%, 10/25/29	251	238
Series A2-K103, REMIC, 2.65%, 11/25/29	300	284
Series A2-K117, REMIC, 1.41%, 08/25/30	500	442
Series A2-K126, REMIC, 2.07%, 01/25/31	400	362
Series AM-K138, REMIC, 1.89%, 01/25/32	300	259
Series K-A2-157, REMIC, 4.20%, 05/25/33	150	149
Series K-A2-1516, REMIC, 1.72%, 05/25/35	750	583
Series K-A2-1521, REMIC, 2.18%, 08/25/36	750	585
Federal National Mortgage Association, Inc.
Series 2018-A2-M1, REMIC, 3.08%, 12/25/27 (c)	312	305
Series 2018-A2-M14, REMIC, 3.70%, 08/25/28 (c)	455	446
Series 2019-A2-M5, REMIC, 3.27%, 02/25/29	278	271
Series 2019-A2-M12, REMIC, 2.89%, 06/25/29	479	459
Series 2020-A2-M1, REMIC, 2.44%, 10/25/29	200	187
Series 2020-A2-M8, REMIC, 1.82%, 02/25/30	279	253
Series 2020-A2-M14, REMIC, 1.78%, 05/25/30	308	277
Series 2022-A2-M1, REMIC, 1.72%, 10/25/31 (c)	300	257
		7,743
U.S. Government Agency Obligations 0.7%
Federal Farm Credit Banks Funding Corporation
4.13%, 02/12/27 (d)	175	176
4.75%, 05/06/27 (d)	175	178
1.10%, 08/10/29 (d)	500	452
1.23%, 09/10/29 (d)	500	453
1.65%, 07/23/35 (d)	225	174
5.31%, 09/25/35 (d)	400	400
Federal Home Loan Bank of Topeka
4.75%, 04/09/27 (d)	800	813
Federal Home Loan Mortgage Corporation
0.80%, 10/27/26 (d)	200	194
6.75%, 09/15/29 - 03/15/31 (d)	930	1,037
6.25%, 07/15/32 (d)	205	233
Federal National Mortgage Association, Inc.
0.88%, 12/18/26 (d)	225	217
7.25%, 05/15/30 (d)	540	620
6.63%, 11/15/30 (d)	331	374
FHLBanks Office of Finance
3.25%, 11/16/28 (d)	550	543
5.50%, 07/15/36 (d)	400	437
Tennessee Valley Authority
5.25%, 09/15/39 (d)	200	212
5.38%, 04/01/56 (d)	300	305
		6,818
Municipal 0.6%
Atlanta, City of
2.26%, 11/01/35	400	335
Bay Area Toll Authority
6.26%, 04/01/49	200	211
California, State of
3.50%, 04/01/28	80	80
6.00%, 03/01/33	100	110
7.55%, 04/01/39	300	366
Chicago Transit Authority
6.90%, 12/01/40	183	204
Connecticut, State of
5.85%, 03/15/32	125	134
County of Cook
6.23%, 11/15/34	100	106
Dallas Convention Center Hotel Development Corporation
7.09%, 01/01/42	200	225
Dallas County Hospital District
5.62%, 08/15/44	300	302
Dallas Independent School District
6.45%, 02/15/35	300	304
Florida Department of Management Services
1.71%, 07/01/27	300	289
Illinois, State of
7.35%, 07/01/35	286	312
Maryland Economic Development Corporation
5.43%, 05/31/56	200	194
Massachusetts, Commonwealth of
4.91%, 05/01/29	300	307
Municipal Electric Authority of Georgia
7.06%, 04/01/57	184	207
New Jersey Economic Development Authority
7.43%, 02/15/29	200	210
New Jersey Turnpike Authority
7.10%, 01/01/41	250	290
New York City Municipal Water Finance Authority
6.01%, 06/15/42	235	247
New York, City of
5.83%, 10/01/53	200	209
Ohio State University, The
4.91%, 06/01/40	200	199
Pennsylvania Turnpike Commission
5.51%, 12/01/45	300	299
Port Authority of New York And New Jersey, The
6.04%, 12/01/29	200	216

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Rector & Visitors of The University of Virginia
2.26%, 09/01/50	300	177
San Diego County Water Authority
6.14%, 05/01/49	260	272
Texas A&M University
3.66%, 07/01/47	100	82
Texas, State of
5.52%, 04/01/39	200	208
Transportation, Texas Department of
5.18%, 04/01/30	400	408
University of Pittsburgh-Of The Commonwealth System of Higher Education
3.56%, 09/15/19	300	195
		6,698
Total Government And Agency Obligations (cost $799,663)		760,380
CORPORATE BONDS AND NOTES 25.8%
Financials 9.2%
AerCap Ireland Capital Designated Activity Company
3.88%, 01/23/28	300	298
African Development Bank
3.50%, 09/18/29	400	396
Ally Financial Inc.
6.99%, 06/13/29	200	211
6.85%, 01/03/30	200	212
American Express Company
3.30%, 05/03/27	300	297
5.10%, 02/16/28	250	253
4.73%, 04/25/29	300	305
4.35%, 07/20/29	400	402
4.05%, 12/03/42	200	173
American Honda Finance Corporation
4.55%, 07/09/27	400	403
5.65%, 11/15/28	50	52
5.05%, 07/10/31	400	410
American International Group, Inc.
4.75%, 04/01/48	60	54
4.38%, 06/30/50	350	297
Ameriprise Financial, Inc.
5.15%, 05/15/33	100	104
Aon Corporation
3.75%, 05/02/29	300	296
2.80%, 05/15/30	350	329
Apollo Global Management, Inc.
5.15%, 08/12/35	300	301
6.00%, 12/15/54	250	249
Arch Capital Group (U.S.) Inc.
5.14%, 11/01/43	150	143
Arthur J. Gallagher & Co.
4.60%, 12/15/27	200	202
3.50%, 05/20/51	45	32
Asian Development Bank
4.13%, 01/12/27	200	201
1.50%, 01/20/27	750	729
2.38%, 08/10/27	300	293
4.38%, 01/14/28	300	305
2.75%, 01/19/28	400	392
6.38%, 10/01/28	210	223
1.88%, 01/24/30	200	185
4.00%, 01/12/33	300	299
Asian Infrastructure Investment Bank
4.25%, 03/13/34	300	303
4.50%, 05/21/35	200	205
Assured Guaranty US Holdings Inc.
6.13%, 09/15/28	300	315
Athene Holding Ltd
3.95%, 05/25/51	300	218
Australia and New Zealand Banking Group Limited
4.62%, 12/16/29	400	409
Banco De Desarrollo Para America Latina
4.13%, 01/07/28	400	401
Banco Santander, S.A.
3.80%, 02/23/28	400	396
5.54%, 03/14/30	200	207
Bank of America Corporation
3.59%, 07/21/28	350	347
6.20%, 11/10/28	400	417
4.98%, 01/24/29	90	92
3.97%, 03/05/29	150	149
4.27%, 07/23/29	170	170
3.19%, 07/23/30	300	289
2.88%, 10/22/30 (a)	400	380
5.16%, 01/24/31	100	103
2.50%, 02/13/31	185	171
2.59%, 04/29/31	250	232
1.90%, 07/23/31	150	134
1.92%, 10/24/31	300	266
2.69%, 04/22/32	255	232
2.30%, 07/21/32	200	177
2.57%, 10/20/32	300	269
2.97%, 02/04/33 - 07/21/52	500	406
5.87%, 09/15/34	250	268
5.51%, 01/24/36	130	136
5.74%, 02/12/36	300	312
5.46%, 05/09/36	200	209
3.85%, 03/08/37	200	187
4.24%, 04/24/38	120	112
4.44%, 01/20/48	120	105
3.95%, 01/23/49	75	61
4.33%, 03/15/50	300	256
2.83%, 10/24/51	200	129
3.48%, 03/13/52	55	40
Bank of Montreal
4.70%, 09/14/27	100	101
4.06%, 09/22/28	200	200
Banque Developpt Conseil Europe 9
3.63%, 05/08/28	200	200
4.50%, 01/15/30	200	206
Barclays PLC
4.84%, 05/09/28	300	302
4.48%, 11/11/29	200	200
2.89%, 11/24/32 (e)	200	180
6.22%, 05/09/34	300	323
5.25%, 08/17/45	250	241
5.86%, 08/11/46	300	308
6.04%, 03/12/55 (e)	200	210
Barings BDC, Inc.
7.00%, 02/15/29	300	312
Berkshire Hathaway Finance Corporation
4.30%, 05/15/43	200	180
4.20%, 08/15/48	135	115
2.85%, 10/15/50	200	131
BlackRock Finance, Inc.
2.40%, 04/30/30	200	186
Blackstone Private Credit Fund
5.60%, 11/22/29	200	203
Blackstone Secured Lending Fund
5.88%, 11/15/27	300	307
5.35%, 04/13/28	300	304
Blue Owl Credit Income Corp.
7.95%, 06/13/28	200	214
6.60%, 09/15/29	300	313
Brookfield Capital Finance LLC
6.09%, 06/14/33	200	215
Brookfield Financial, Inc.
3.90%, 01/25/28	150	149
Brown & Brown, Inc.
4.70%, 06/23/28	300	303
Capital One Financial Corporation
6.38%, 06/08/34	400	432
5.20%, 09/11/36	200	198
Carlyle Secured Lending, Inc.
6.75%, 02/18/30	300	312
Caterpillar Financial Services Corporation
5.00%, 05/14/27	300	305
4.60%, 11/15/27	300	304
Charles Schwab Corporation, The
1.65%, 03/11/31	300	261
6.14%, 08/24/34	200	218

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Chubb Ina Holdings LLC
1.38%, 09/15/30	400	351
4.35%, 11/03/45	150	132
Cincinnati Financial Corporation
6.13%, 11/01/34	100	108
Citigroup Inc.
3.20%, 10/21/26	780	773
4.88%, 11/19/27	300	302
3.89%, 01/10/28	160	159
4.64%, 05/07/28	200	201
3.67%, 07/24/28	450	446
4.13%, 07/25/28	250	250
4.08%, 04/23/29	115	115
6.63%, 06/15/32	300	333
3.06%, 01/25/33	300	273
3.79%, 03/17/33	200	190
6.27%, 11/17/33	300	327
5.59%, 11/19/34	300	307
5.83%, 02/13/35	95	98
5.33%, 03/27/36	300	307
5.88%, 01/30/42	489	519
4.75%, 05/18/46	200	177
4.28%, 04/24/48	60	51
4.65%, 07/23/48	140	125
Citizens Financial Group, Inc.
2.64%, 09/30/32	300	256
Commonwealth Bank of Australia
4.42%, 03/14/28	250	253
Corebridge Financial, Inc.
3.65%, 04/05/27	200	198
3.90%, 04/05/32	200	191
4.40%, 04/05/52	200	166
Deutsche Bank Aktiengesellschaft
2.55%, 01/07/28	300	293
3.55%, 09/18/31	300	284
3.73%, 01/14/32 (e)	400	375
Diageo Investment Corporation
5.13%, 08/15/30	300	311
Discover Bank
2.70%, 02/06/30	250	234
Equitable Holdings, Inc.
4.35%, 04/20/28	29	29
5.59%, 01/11/33	300	316
5.00%, 04/20/48	68	63
European Bank for Reconstruction and Development
4.25%, 03/13/34	300	303
European Investment Bank
1.38%, 03/15/27	800	774
4.38%, 03/19/27 - 10/10/31	700	713
3.88%, 03/15/28	210	211
4.13%, 02/13/34	500	503
Fairfax Financial Holdings Limited
6.35%, 03/22/54	200	212
Fifth Third Bancorp
8.25%, 03/01/38	300	371
First Citizens BancShares, Inc.
5.23%, 03/12/31	200	203
Fiserv, Inc.
3.50%, 07/01/29	190	185
4.75%, 03/15/30	150	152
4.55%, 02/15/31	200	201
4.40%, 07/01/49	100	82
Ford Motor Credit Company LLC
5.85%, 05/17/27	300	304
7.35%, 11/04/27	300	313
4.00%, 11/13/30	300	280
FS KKR Capital Corp.
6.13%, 01/15/30	200	199
General Motors Financial Company, Inc.
5.40%, 05/08/27	250	254
2.40%, 04/10/28	300	286
5.80%, 01/07/29	300	312
2.35%, 01/08/31	400	354
2.70%, 06/10/31	400	358
5.45%, 09/06/34	300	302
Goldman Sachs Group, Inc., The
3.85%, 01/26/27	110	110
1.95%, 10/21/27	170	166
2.64%, 02/24/28	300	294
4.94%, 04/23/28	300	304
3.81%, 04/23/29	150	149
5.21%, 01/28/31	100	103
2.62%, 04/22/32	205	186
2.38%, 07/21/32	200	178
2.65%, 10/21/32 (a)	160	144
3.10%, 02/24/33	300	275
5.02%, 10/23/35	300	302
5.54%, 01/28/36	110	115
6.75%, 10/01/37	350	392
4.41%, 04/23/39	90	83
3.21%, 04/22/42	125	97
4.75%, 10/21/45	230	210
5.56%, 11/19/45	300	304
5.73%, 01/28/56	110	114
Golub Capital Private Credit Fund
5.45%, 08/15/28 (f)	400	402
HA Sustainable Infrastructure Capital, Inc.
6.15%, 01/15/31	200	205
Hartford Insurance Group, Inc., The
6.10%, 10/01/41	75	80
HSBC Holdings PLC
5.60%, 05/17/28	300	306
5.21%, 08/11/28	300	305
2.21%, 08/17/29 (e)	400	377
3.97%, 05/22/30	300	295
5.40%, 08/11/33	500	519
6.25%, 03/09/34	200	218
6.55%, 06/20/34 (e)	200	216
7.40%, 11/13/34	250	285
Huntington Bancshares Incorporated
6.21%, 08/21/29	300	316
Huntington National Bank, The
4.87%, 04/12/28	300	303
ING Groep N.V.
4.25%, 03/28/33	200	196
5.53%, 03/25/36 (e)	300	310
Inter-American Development Bank
1.50%, 01/13/27	750	729
4.00%, 01/12/28	300	302
4.50%, 02/15/30	200	206
3.75%, 06/14/30	200	200
1.13%, 01/13/31	300	262
3.50%, 04/12/33	95	90
4.38%, 07/16/35 - 01/24/44	600	602
Inter-American Investment Corporation
4.25%, 02/14/29	400	406
Intercontinental Exchange, Inc.
2.10%, 06/15/30	400	363
4.60%, 03/15/33	250	252
4.25%, 09/21/48	75	63
3.00%, 09/15/60	85	53
International Bank for Reconstruction and Development
3.13%, 06/15/27	400	396
2.50%, 11/22/27 - 03/29/32	1,300	1,252
1.38%, 04/20/28	300	283
4.50%, 06/26/28 - 04/10/31	500	511
3.50%, 07/12/28	205	204
3.88%, 02/14/30	210	211
4.00%, 01/10/31	500	504
1.25%, 02/10/31	195	171
4.63%, 01/15/32	220	229
4.75%, 11/14/33	200	209
Japan Bank For International Cooperation
2.25%, 11/04/26	400	393
2.00%, 10/17/29	400	371
Jefferies Group LLC
4.15%, 01/23/30	150	148

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
John Deere Capital Corporation
2.35%, 03/08/27	300	294
3.45%, 03/07/29	115	113
1.45%, 01/15/31	200	175
4.40%, 09/08/31	300	302
JPMorgan Chase & Co.
8.00%, 04/29/27	200	212
3.54%, 05/01/28	300	297
2.18%, 06/01/28	500	484
4.85%, 07/25/28	150	152
3.51%, 01/23/29	200	197
4.92%, 01/24/29	100	102
4.01%, 04/23/29	150	150
4.20%, 07/23/29	640	641
2.74%, 10/15/30	220	208
5.14%, 01/24/31	90	93
2.52%, 04/22/31	405	376
2.96%, 05/13/31	350	328
1.76%, 11/19/31	85	75
2.58%, 04/22/32	200	182
2.96%, 01/25/33	300	275
4.91%, 07/25/33	200	204
5.72%, 09/14/33	100	106
5.35%, 06/01/34	500	520
5.34%, 01/23/35	250	260
5.77%, 04/22/35	115	123
5.29%, 07/22/35	200	206
5.50%, 01/24/36	100	105
4.85%, 02/01/44	300	287
3.96%, 11/15/48	200	164
3.90%, 01/23/49	105	85
3.11%, 04/22/51	370	256
3.33%, 04/22/52	195	140
KeyCorp
2.25%, 04/06/27	250	243
KfW
4.38%, 03/01/27	300	303
3.75%, 02/15/28	300	301
4.13%, 07/15/33	700	704
0.00%, 06/29/37 (g)	374	227
Landwirtschaftliche Rentenbank
2.50%, 11/15/27	400	390
3.88%, 06/14/28	200	201
Lazard Group LLC
4.38%, 03/11/29	300	299
Lloyds Banking Group PLC
3.75%, 03/18/28 (e)	300	298
4.82%, 06/13/29	300	304
4.34%, 01/09/48	250	205
Manufacturers and Traders Trust Company
4.76%, 07/06/28	300	303
Marex Group PLC
5.83%, 05/08/28	300	304
Markel Group Inc.
4.15%, 09/17/50	300	236
6.00%, 05/16/54	200	205
Marsh & Mclennan Companies, Inc.
5.15%, 03/15/34	250	259
4.90%, 03/15/49	65	60
5.45%, 03/15/53	100	99
MasterCard Incorporated
4.85%, 03/09/33	100	103
3.85%, 03/26/50	300	241
MetLife, Inc.
5.70%, 06/15/35	100	107
6.40%, 12/15/36	100	105
5.25%, 01/15/54	300	292
Mitsubishi UFJ Financial Group, Inc.
5.02%, 07/20/28	300	305
5.35%, 09/13/28	300	307
4.32%, 04/19/33	300	295
5.41%, 04/19/34 (a)	200	210
5.19%, 09/12/36	200	203
Mizuho Financial Group, Inc.
4.02%, 03/05/28 (e)	500	500
2.20%, 07/10/31 (e)	200	180
5.42%, 05/13/36	200	207
Moody's Corporation
2.00%, 08/19/31 (a)	400	352
Morgan Stanley
3.63%, 01/20/27	600	598
5.12%, 02/01/29	300	306
2.70%, 01/22/31	435	406
2.24%, 07/21/32	200	177
2.51%, 10/20/32	130	116
2.94%, 01/21/33	600	546
4.89%, 07/20/33	500	508
6.34%, 10/18/33	130	143
5.47%, 01/18/35	250	260
5.66%, 04/17/36	300	317
5.94%, 02/07/39	250	262
3.22%, 04/22/42	110	86
4.38%, 01/22/47	200	175
Morgan Stanley Bank, N.A.
4.45%, 10/15/27	400	401
Nasdaq, Inc.
1.65%, 01/15/31 (h)	300	262
2.50%, 12/21/40 (h)	100	71
National Rural Utilities Cooperative Finance Corporation
4.75%, 02/07/28	200	203
5.15%, 06/15/29	200	207
NatWest Group PLC
5.81%, 09/13/29	200	209
Nomura Holdings, Inc.
5.59%, 07/02/27	300	307
5.78%, 07/03/34	300	318
ORIX Corporation
3.70%, 07/18/27	200	198
Owl Rock Capital Advisors LLC
8.45%, 11/15/26	50	52
PACCAR Financial Corp.
4.60%, 01/10/28	250	254
4.00%, 08/08/28	200	200
PayPal Holdings, Inc.
2.85%, 10/01/29	100	95
3.25%, 06/01/50	200	141
PepsiCo Singapore Financing I Pte. Ltd.
4.70%, 02/16/34	250	251
Principal Financial Group, Inc.
5.38%, 03/15/33	200	208
5.50%, 03/15/53	100	99
Progressive Corporation, The
4.35%, 04/25/44	200	175
4.13%, 04/15/47	50	42
Prudential Financial, Inc.
3.91%, 12/07/47	313	251
3.70%, 03/13/51	300	228
Royal Bank of Canada
3.63%, 05/04/27	300	299
4.51%, 10/18/27 (e)	500	502
4.52%, 10/18/28 (e)	400	403
3.88%, 05/04/32 (a)	300	291
5.00%, 02/01/33 (e)	150	155
S&P Global Inc.
2.45%, 03/01/27	200	196
4.75%, 08/01/28	100	102
2.90%, 03/01/32	200	183
Santander Holdings USA, Inc.
6.50%, 03/09/29	200	209
5.47%, 03/20/29	300	306
Southstate Corporation
7.00%, 06/13/35	200	208
State Street Corporation
4.53%, 02/20/29	200	202
4.68%, 10/22/32	500	506
5.16%, 05/18/34	300	311
3.03%, 11/01/34	230	216
Sumitomo Mitsui Financial Group, Inc.
3.45%, 01/11/27	150	149

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
5.52%, 01/13/28	300	309
3.54%, 01/17/28	200	198
3.04%, 07/16/29	300	287
5.56%, 07/09/34	300	317
5.80%, 07/08/46	400	408
Synchrony Bank
5.63%, 08/23/27 (i)	400	409
The PNC Financial Services Group, Inc.
3.45%, 04/23/29	200	196
4.81%, 10/21/32	400	406
5.94%, 08/18/34	400	429
5.68%, 01/22/35	250	264
5.37%, 07/21/36	300	308
Toronto-Dominion Bank, The
5.26%, 12/11/26	200	203
3.20%, 03/10/32 (e)	200	185
Toyota Motor Credit Corporation
4.05%, 09/05/28	200	200
2.15%, 02/13/30	500	461
1.65%, 01/10/31	100	88
4.70%, 01/12/33	100	101
Travelers Companies, Inc., The
6.38%, 03/15/33	200	225
4.00%, 05/30/47	100	82
Truist Financial Corporation
7.16%, 10/30/29	400	433
5.71%, 01/24/35	250	262
U.S. Bancorp
4.65%, 02/01/29	500	505
1.38%, 07/22/30 (a)	100	88
5.42%, 02/12/36	200	207
U.S. Bank National Association
4.51%, 10/22/27 (i)	500	501
UBS Group AG
4.88%, 05/15/45 (e)	350	329
Unum Group
4.50%, 12/15/49	300	246
Visa Inc.
1.10%, 02/15/31	300	259
2.70%, 04/15/40	200	153
3.65%, 09/15/47	45	36
Wells Fargo & Company
3.00%, 10/23/26	500	495
3.58%, 05/22/28	250	248
4.15%, 01/24/29	130	130
4.08%, 09/15/29	200	199
2.57%, 02/11/31	360	334
5.15%, 04/23/31	300	309
4.90%, 07/25/33	400	406
5.50%, 01/23/35	250	261
3.07%, 04/30/41	150	116
5.61%, 01/15/44	350	350
4.90%, 11/17/45	250	228
4.75%, 12/07/46	200	178
4.61%, 04/25/53	250	220
Wells Fargo Bank, National Association
5.25%, 12/11/26	250	254
Westpac Banking Corporation
5.54%, 11/17/28	200	209
4.11%, 07/24/34 (e)	500	490
5.62%, 11/20/35 (e)	300	309
3.02%, 11/18/36	85	76
4.42%, 07/24/39 (e)	50	46
Willis North America Inc.
3.88%, 09/15/49	300	228
		96,187
Health Care 2.7%
Abbott Laboratories
1.40%, 06/30/30	100	89
6.00%, 04/01/39	100	111
4.75%, 04/15/43	200	192
AbbVie Inc.
4.65%, 03/15/28	200	203
4.25%, 11/14/28	100	101
3.20%, 11/21/29	350	338
4.30%, 05/14/36	115	110
4.05%, 11/21/39	400	358
4.45%, 05/14/46	140	124
4.88%, 11/14/48	100	93
Aetna Inc.
6.63%, 06/15/36	150	165
Amgen Inc.
2.45%, 02/21/30	80	74
5.25%, 03/02/30	400	414
2.30%, 02/25/31	350	315
3.15%, 02/21/40	265	209
3.38%, 02/21/50	265	191
4.66%, 06/15/51	408	356
3.00%, 01/15/52	200	133
AstraZeneca Finance LLC
4.80%, 02/26/27	250	253
4.90%, 03/03/30	200	206
5.00%, 02/26/34	250	258
AstraZeneca PLC
1.38%, 08/06/30	80	70
6.45%, 09/15/37	250	285
4.38%, 11/16/45 - 08/17/48	130	116
Baxalta Incorporated
5.25%, 06/23/45	60	58
Baxter International Inc.
1.92%, 02/01/27	145	141
2.54%, 02/01/32	100	88
Becton, Dickinson and Company
3.70%, 06/06/27	300	298
Biogen Inc.
6.45%, 05/15/55	200	214
Bristol-Myers Squibb Company
4.90%, 02/22/27	250	253
3.90%, 02/20/28	200	200
3.40%, 07/26/29	75	73
1.45%, 11/13/30	90	79
2.95%, 03/15/32	85	78
4.13%, 06/15/39	100	91
3.55%, 03/15/42	60	49
4.35%, 11/15/47	70	60
4.55%, 02/20/48	70	61
4.25%, 10/26/49	190	157
2.55%, 11/13/50	85	51
5.55%, 02/22/54	135	135
Cardinal Health, Inc.
3.41%, 06/15/27	200	198
5.00%, 11/15/29	300	308
Cencora, Inc.
5.15%, 02/15/35	200	204
Centene Corporation
2.45%, 07/15/28	365	339
2.63%, 08/01/31	305	262
Cigna Group, The
4.38%, 10/15/28	210	211
4.88%, 09/15/32	500	505
4.80%, 08/15/38	320	306
3.88%, 10/15/47	60	46
4.90%, 12/15/48	160	144
CommonSpirit Health
5.32%, 12/01/34	200	203
Cottage Health
3.30%, 11/01/49	300	213
CVS Health Corporation
4.30%, 03/25/28	620	620
5.40%, 06/01/29 (a)	300	310
3.25%, 08/15/29	300	287
1.75%, 08/21/30	95	83
6.00%, 06/01/44	300	304
5.13%, 07/20/45	200	182
5.05%, 03/25/48	470	418
Elevance Health, Inc.
2.25%, 05/15/30	350	319
4.38%, 12/01/47	80	67
3.60%, 03/15/51	70	50

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Eli Lilly and Company
4.50%, 02/09/27	250	252
4.55%, 02/12/28	200	203
3.38%, 03/15/29	250	246
4.90%, 02/12/32	200	207
4.70%, 02/09/34	250	253
2.50%, 09/15/60	300	170
5.60%, 02/12/65	200	205
GE HealthCare Technologies Inc.
5.65%, 11/15/27	130	134
4.80%, 08/14/29	150	153
5.91%, 11/22/32	100	108
Gilead Sciences, Inc.
2.95%, 03/01/27	300	296
1.65%, 10/01/30	400	355
2.60%, 10/01/40	100	74
4.15%, 03/01/47	150	126
5.60%, 11/15/64	150	152
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28	120	120
HCA Inc.
4.13%, 06/15/29 (a)	100	99
5.45%, 09/15/34	200	205
5.13%, 06/15/39	50	48
5.50%, 06/15/47	300	286
5.25%, 06/15/49	100	92
5.90%, 06/01/53	200	197
6.20%, 03/01/55	200	207
Hoag Memorial Hospital Presbyterian
3.80%, 07/15/52	200	154
Humana Inc.
5.38%, 04/15/31	200	206
5.95%, 03/15/34	250	263
5.75%, 04/15/54	200	191
Johnson & Johnson
4.80%, 06/01/29	300	309
4.70%, 03/01/30	200	206
3.63%, 03/03/37	100	91
5.95%, 08/15/37	250	280
3.50%, 01/15/48	50	39
2.45%, 09/01/60	200	114
McKesson Corporation
5.10%, 07/15/33	200	207
MedStar Health, Inc.
3.63%, 08/15/49	200	147
Medtronic Global Holdings S.C.A.
4.50%, 03/30/33	100	100
Medtronic, Inc.
4.63%, 03/15/45	284	261
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	150	123
4.20%, 07/01/55	250	204
Merck & Co., Inc.
3.85%, 09/15/27	500	501
2.15%, 12/10/31	120	106
3.90%, 03/07/39	50	45
2.35%, 06/24/40	55	40
4.00%, 03/07/49	80	65
2.45%, 06/24/50	70	42
5.00%, 05/17/53	200	188
5.70%, 09/15/55	500	516
5.15%, 05/17/63	100	94
Mylan II B.V.
5.25%, 06/15/46	85	71
New York and Presbyterian Hospital, The
4.06%, 08/01/56	150	119
Northwell Health, Inc.
3.98%, 11/01/46	300	237
Novartis Capital Corporation
2.00%, 02/14/27	400	391
2.20%, 08/14/30	95	87
4.40%, 05/06/44	200	181
2.75%, 08/14/50	65	43
Pfizer Inc.
6.60%, 12/01/28 (j)	50	54
4.20%, 09/15/48	50	42
4.00%, 03/15/49	65	53
Pfizer Investment Enterprises Pte. Ltd
4.65%, 05/19/30	300	305
5.34%, 05/19/63	300	285
Providence St. Joseph Health
3.74%, 10/01/47	350	267
Smith & Nephew PLC
5.40%, 03/20/34	200	207
Stryker Corporation
4.85%, 12/08/28	200	205
4.10%, 04/01/43	200	170
Thermo Fisher Scientific Inc.
5.30%, 02/01/44	200	200
Trinity Health Group, Ltd.
4.13%, 12/01/45	250	212
UnitedHealth Group Incorporated
5.25%, 02/15/28	200	205
3.88%, 12/15/28 (a)	200	199
4.25%, 01/15/29 - 06/15/48	180	166
5.30%, 02/15/30	200	208
4.90%, 04/15/31	200	205
2.30%, 05/15/31	80	72
4.95%, 01/15/32	400	410
4.20%, 05/15/32 - 01/15/47	400	370
5.35%, 02/15/33	200	209
5.80%, 03/15/36	150	161
3.50%, 08/15/39	250	208
3.05%, 05/15/41	80	61
3.75%, 10/15/47	60	46
4.45%, 12/15/48	60	51
5.88%, 02/15/53	100	103
6.05%, 02/15/63	100	104
Viatris Inc.
2.70%, 06/22/30 (a)	90	81
3.85%, 06/22/40	80	61
4.00%, 06/22/50	110	75
Wyeth LLC
5.95%, 04/01/37 (a)	250	271
Zimmer Biomet Holdings, Inc.
4.70%, 02/19/27	200	202
Zoetis Inc.
2.00%, 05/15/30	200	182
5.60%, 11/16/32	200	213
		28,101
Utilities 2.4%
AEP Texas Inc.
3.45%, 01/15/50	10	7
AEP Transmission Company, LLC
5.40%, 03/15/53	100	99
Alabama Power Company
6.00%, 03/01/39	250	271
3.70%, 12/01/47	200	155
3.13%, 07/15/51	200	136
Ameren Corporation
5.00%, 01/15/29	200	205
American Water Capital Corp.
5.15%, 03/01/34	250	258
3.75%, 09/01/47	100	78
Appalachian Power Company
5.65%, 04/01/34	200	209
3.70%, 05/01/50	200	146
Arizona Public Service Company
4.50%, 04/01/42	100	88
Atmos Energy Corporation
1.50%, 01/15/31	300	260
5.90%, 11/15/33	100	108
6.20%, 11/15/53	200	220
Baltimore Gas and Electric Company
2.25%, 06/15/31	300	269
Berkshire Hathaway Energy Company
3.25%, 04/15/28	200	196
6.13%, 04/01/36	400	435
3.80%, 07/15/48	100	77

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
CenterPoint Energy Houston Electric, LLC
4.45%, 10/01/32	100	99
CenterPoint Energy, Inc.
2.95%, 03/01/30	200	189
CMS Energy Corporation
4.75%, 06/01/50	300	293
Commonwealth Edison Company
5.65%, 06/01/54	200	203
5.95%, 06/01/55	200	213
Consolidated Edison Company of New York, Inc.
5.50%, 03/15/34	100	105
5.38%, 05/15/34	300	313
5.13%, 03/15/35	150	154
5.70%, 06/15/40	100	104
3.88%, 06/15/47	300	237
Constellation Energy Generation, LLC
5.75%, 03/15/54	200	203
Consumers Energy Company
4.63%, 05/15/33	300	300
Dominion Energy, Inc.
4.60%, 05/15/28	300	303
3.38%, 04/01/30	250	240
5.00%, 06/15/30	200	205
6.88%, 02/01/55	300	314
6.20%, 02/15/56	200	202
DTE Electric Company
2.63%, 03/01/31	250	230
5.85%, 05/15/55	200	210
Duke Energy Corporation
2.45%, 02/01/30 - 06/01/30	550	509
5.30%, 02/15/40	300	304
3.20%, 08/15/49	250	175
Duke Energy Florida, LLC
3.40%, 10/01/46	60	44
Duke Energy Indiana, LLC
6.12%, 10/15/35	250	273
5.90%, 05/15/55	200	209
Duke Energy Progress NC Storm Funding LLC
2.39%, 07/01/37	100	86
Duke Energy Progress, LLC
5.05%, 03/15/35	200	203
4.20%, 08/15/45	250	212
5.35%, 03/15/53	100	97
Edison International
6.95%, 11/15/29	200	212
Entergy Utility Assets, LLC
5.35%, 03/15/34	200	207
5.15%, 09/15/34	150	153
Entergy Utility Enterprises, Inc.
5.00%, 09/01/33	400	408
Evergy Kansas Central, Inc.
4.70%, 03/13/28	200	202
Eversource Energy
3.30%, 01/15/28	200	196
Exelon Corporation
4.95%, 06/15/35	250	247
5.88%, 03/15/55	200	204
Florida Power & Light Company
5.05%, 04/01/28	100	103
3.70%, 12/01/47	40	31
4.13%, 06/01/48	300	249
5.70%, 03/15/55	200	207
Iberdrola International B.V.
6.75%, 07/15/36	150	170
Idaho Power Company
5.70%, 03/15/55	200	203
Jersey Central Power & Light Company
4.15%, 01/15/29 (f)	200	200
Kentucky Utilities Company
5.13%, 11/01/40	150	147
MidAmerican Energy Company
6.75%, 12/30/31	50	56
3.15%, 04/15/50	125	86
National Fuel Gas Company
3.95%, 09/15/27 (h)	301	299
NextEra Energy Capital Holdings, Inc.
4.90%, 02/28/28	200	204
5.00%, 02/28/30	200	206
2.25%, 06/01/30	400	365
5.05%, 02/28/33	200	204
5.25%, 02/28/53	200	189
NiSource Finance Corp.
3.49%, 05/15/27	200	198
NiSource Inc.
5.25%, 03/30/28	100	103
1.70%, 02/15/31	500	434
Northern States Power Company
4.13%, 05/15/44	250	215
5.10%, 05/15/53	200	190
NorthWestern Corporation
4.18%, 11/15/44	150	126
NSTAR Electric Company
3.20%, 05/15/27	200	197
4.95%, 09/15/52	100	92
Ohio Power Company
2.60%, 04/01/30	200	186
Oncor Electric Delivery Company LLC
5.75%, 03/15/29	150	157
5.25%, 09/30/40	200	200
3.80%, 09/30/47	200	156
One Gas, Inc.
5.10%, 04/01/29	200	206
PacifiCorp
6.25%, 10/15/37	200	214
5.50%, 05/15/54	200	189
PECO Energy Company
2.85%, 09/15/51	250	161
PG&E Corporation
4.55%, 07/01/30	235	234
6.95%, 03/15/34	200	222
6.00%, 08/15/35	200	209
4.50%, 07/01/40	240	209
4.95%, 07/01/50	275	237
3.50%, 08/01/50	105	72
PG&E Wildfire Recovery Funding LLC
4.26%, 06/01/36	200	193
5.21%, 12/01/47	100	97
5.10%, 06/01/52	225	211
PPL Capital Funding, Inc.
4.13%, 04/15/30	250	247
PPL Electric Utilities Corporation
3.00%, 10/01/49	250	168
Progress Energy, Inc.
7.75%, 03/01/31	300	346
Public Service Company of Colorado
5.85%, 05/15/55	200	206
Public Service Electric And Gas Company
3.00%, 05/15/27	200	197
2.05%, 08/01/50	300	163
5.30%, 08/01/54	200	196
Public Service Enterprise Group Incorporated
1.60%, 08/15/30	200	175
Puget Sound Energy, Inc.
5.76%, 10/01/39	200	209
3.25%, 09/15/49	170	118
San Diego Gas & Electric Company
1.70%, 10/01/30	200	177
5.55%, 04/15/54	200	197
Sempra
5.50%, 08/01/33	200	208
4.00%, 02/01/48	50	39
Southern California Edison Company
5.95%, 11/01/32 - 02/01/38	400	418
6.00%, 01/15/34	75	78
5.63%, 02/01/36	195	197
4.05%, 03/15/42	200	160
Southern Company Gas Capital Corporation
4.40%, 05/30/47	200	168
3.15%, 09/30/51	200	131

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Southern Power Company
4.25%, 10/01/30	250	249
Southwest Gas Corporation
5.45%, 03/23/28	100	103
System Energy Resources, Inc.
6.00%, 04/15/28	100	104
5.30%, 12/15/34	200	201
The Cleveland Electric Illuminating Company
5.95%, 12/15/36	250	266
The Southern Company
3.70%, 04/30/30 (e)	250	244
4.40%, 07/01/46	200	170
Union Electric Company
3.65%, 04/15/45	350	274
Virginia Electric and Power Company
6.00%, 05/15/37	200	215
4.45%, 02/15/44	100	88
4.00%, 11/15/46	300	242
Washington Gas Light Company
3.80%, 09/15/46	200	154
Wisconsin Electric Power Company
4.75%, 09/30/32	100	102
XCEL Energy Inc.
2.60%, 12/01/29	300	280
		25,392
Information Technology 1.9%
Accenture Capital Inc.
3.90%, 10/04/27	400	401
4.50%, 10/04/34	400	395
Adobe Inc.
4.75%, 01/17/28	500	510
2.30%, 02/01/30	200	186
Apple Inc.
3.20%, 05/11/27	150	149
3.00%, 11/13/27	620	612
4.00%, 05/10/28 - 05/12/28	500	503
2.20%, 09/11/29	300	281
4.20%, 05/12/30	200	202
3.35%, 08/08/32	75	72
4.30%, 05/10/33	200	203
4.75%, 05/12/35	200	205
2.38%, 02/08/41	90	65
4.25%, 02/09/47 (a)	60	53
3.75%, 09/12/47	60	48
2.95%, 09/11/49	300	205
2.65%, 05/11/50	250	160
4.85%, 05/10/53 (a)	100	97
2.80%, 02/08/61	240	145
Atlassian Corporation
5.50%, 05/15/34	300	309
Autodesk, Inc.
5.30%, 06/15/35	200	206
Broadcom Corporation
3.50%, 01/15/28	300	297
Broadcom Inc.
4.75%, 04/15/29	200	204
5.00%, 04/15/30	250	258
4.15%, 11/15/30	100	100
5.15%, 11/15/31	300	311
4.90%, 07/15/32	400	409
3.47%, 04/15/34 (f)	255	233
4.80%, 02/15/36	590	589
3.50%, 02/15/41 (f)	300	247
3.75%, 02/15/51 (f)	300	234
Cisco Systems, Inc.
4.80%, 02/26/27	250	253
5.05%, 02/26/34	250	259
Corning Incorporated
5.75%, 08/15/40	95	99
3.90%, 11/15/49	300	236
4.38%, 11/15/57	40	33
Dell International L.L.C.
6.20%, 07/15/30 (h)	250	268
8.10%, 07/15/36 (h)	79	96
8.35%, 07/15/46 (h)	13	17
3.45%, 12/15/51	22	15
DXC Technology Company
2.38%, 09/15/28	300	283
Hewlett Packard Enterprise Company
5.00%, 10/15/34	100	99
6.35%, 10/15/45 (j)	90	95
HP, Inc.
6.10%, 04/25/35	300	319
Intel Corporation
3.15%, 05/11/27	150	148
4.88%, 02/10/28	130	132
5.20%, 02/10/33	115	118
2.80%, 08/12/41	300	210
4.10%, 05/11/47	150	117
3.73%, 12/08/47	120	88
3.25%, 11/15/49	80	53
5.05%, 08/05/62	105	90
5.90%, 02/10/63	125	122
International Business Machines Corporation
3.50%, 05/15/29	210	206
5.88%, 11/29/32	100	108
4.00%, 06/20/42	200	170
4.25%, 05/15/49	150	124
5.70%, 02/10/55	200	203
Intuit Inc.
5.20%, 09/15/33	100	105
5.50%, 09/15/53	300	303
Keysight Technologies, Inc.
5.35%, 07/30/30	300	312
4.95%, 10/15/34	400	402
KLA Corporation
3.30%, 03/01/50	300	215
Micron Technology, Inc.
5.38%, 04/15/28	200	206
Microsoft Corporation
3.40%, 06/15/27	200	199
2.53%, 06/01/50	377	239
2.92%, 03/17/52	210	143
2.68%, 06/01/60	179	107
3.04%, 03/17/62	220	143
Motorola Solutions, Inc.
4.60%, 05/23/29	300	303
NVIDIA Corporation
1.55%, 06/15/28	300	283
3.50%, 04/01/40	300	257
Oracle Corporation
3.25%, 11/15/27	210	206
2.88%, 03/25/31 (a)	230	211
6.25%, 11/09/32	110	120
3.90%, 05/15/35	350	319
3.80%, 11/15/37	200	173
3.60%, 04/01/40	200	161
4.50%, 07/08/44	200	171
4.13%, 05/15/45	200	161
6.90%, 11/09/52	105	117
5.55%, 02/06/53	95	90
4.38%, 05/15/55	310	243
4.10%, 03/25/61	235	170
Qualcomm Incorporated
5.40%, 05/20/33	200	213
4.65%, 05/20/35	60	60
4.50%, 05/20/52	250	217
6.00%, 05/20/53	100	108
Roper Technologies, Inc.
1.40%, 09/15/27	300	285
4.25%, 09/15/28	200	201
5.10%, 09/15/35	300	302
TD SYNNEX Corporation
2.65%, 08/09/31 (h)	200	179
Texas Instruments Incorporated
4.90%, 03/14/33	100	103
4.85%, 02/08/34	250	257
4.15%, 05/15/48	75	63
5.00%, 03/14/53	200	188

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
VMware LLC
4.70%, 05/15/30 (h)	250	253
		19,638
Industrials 1.8%
3M Company
2.38%, 08/26/29	690	646
Air Lease Corporation
2.20%, 01/15/27	200	195
5.30%, 02/01/28	300	305
Allegion US Holding Company Inc.
3.55%, 10/01/27	300	296
Boeing Company, The
2.70%, 02/01/27	125	123
5.04%, 05/01/27 (h)	100	101
2.95%, 02/01/30	125	118
5.15%, 05/01/30 (h)	285	293
6.53%, 05/01/34 (h)	400	443
5.88%, 02/15/40	25	26
5.71%, 05/01/40 (h)	500	511
3.90%, 05/01/49	40	30
3.95%, 08/01/59	125	90
Burlington Northern Santa Fe, LLC
6.15%, 05/01/37	100	111
5.75%, 05/01/40	400	424
Canadian National Railway Company
3.65%, 02/03/48	300	233
Canadian Pacific Kansas City Limited
3.50%, 05/01/50	300	220
6.13%, 09/15/15	90	93
Carrier Global Corporation
2.72%, 02/15/30 (a)	125	117
5.90%, 03/15/34	208	223
3.58%, 04/05/50	104	78
Caterpillar Inc.
3.25%, 04/09/50	250	180
5.50%, 05/15/55	200	205
CSX Corporation
3.80%, 03/01/28	300	299
5.50%, 04/15/41	205	211
4.30%, 03/01/48	50	43
3.95%, 05/01/50	300	239
Cummins Inc.
1.50%, 09/01/30	300	265
2.60%, 09/01/50	200	123
Deere & Company
3.90%, 06/09/42	200	173
Delta Air Lines, Inc.
4.95%, 07/10/28	200	202
Dover Corporation
5.38%, 03/01/41	150	150
Eaton Corporation
4.15%, 11/02/42	100	88
Equifax Inc.
3.10%, 05/15/30	250	237
FedEx Corporation
4.25%, 05/15/30	300	300
0.00%, 08/01/42	200	157
5.25%, 05/15/50	100	92
Fortune Brands Innovations, Inc.
5.88%, 06/01/33 (a)	200	212
GATX Corporation
6.90%, 05/01/34	200	225
General Dynamics Corporation
3.75%, 05/15/28	300	299
General Electric Company
4.90%, 01/29/36	200	203
6.88%, 01/10/39	300	356
Honeywell International Inc.
1.10%, 03/01/27 (a)	300	288
1.75%, 09/01/31	250	217
3.81%, 11/21/47	300	236
Howmet Aerospace Inc.
3.00%, 01/15/29	300	290
Kennametal Inc.
4.63%, 06/15/28	100	101
L3Harris Technologies, Inc.
2.90%, 12/15/29	300	285
5.05%, 04/27/45	250	242
Lockheed Martin Corporation
4.40%, 08/15/30	300	303
4.50%, 05/15/36	105	103
4.07%, 12/15/42	243	210
4.09%, 09/15/52	107	87
Norfolk Southern Corporation
2.30%, 05/15/31	300	271
2.90%, 08/25/51	250	162
5.95%, 03/15/64	100	106
Northrop Grumman Corporation
3.25%, 01/15/28	150	148
3.85%, 04/15/45	250	203
Otis Worldwide Corporation
3.11%, 02/15/40	100	78
Owens Corning
3.50%, 02/15/30	200	193
Parker-Hannifin Corporation
4.00%, 06/14/49	40	33
Paychex, Inc.
5.60%, 04/15/35	300	314
Quanta Services, Inc.
4.75%, 08/09/27	200	202
4.30%, 08/09/28	200	201
Republic Services, Inc.
4.88%, 04/01/29	100	102
5.00%, 12/15/33 - 04/01/34	300	309
RTX Corporation
3.13%, 05/04/27	400	394
6.10%, 03/15/34	250	274
4.50%, 06/01/42	150	136
4.80%, 12/15/43	25	23
4.05%, 05/04/47	200	163
4.63%, 11/16/48	90	80
6.40%, 03/15/54	200	224
Snap-on Incorporated
3.25%, 03/01/27	250	247
Southwest Airlines Co.
5.13%, 06/15/27	200	202
2.63%, 02/10/30	300	277
Textron Inc.
6.10%, 11/15/33	200	216
Trane Technologies Financing Limited
4.50%, 03/21/49	200	173
Uber Technologies, Inc.
4.15%, 01/15/31	200	198
4.80%, 09/15/34	300	300
Union Pacific Corporation
3.95%, 09/10/28	300	300
4.50%, 01/20/33	100	101
3.84%, 03/20/60	445	330
3.80%, 04/06/71	50	35
3.85%, 02/14/72	80	57
United Parcel Service, Inc.
6.20%, 01/15/38	350	386
3.75%, 11/15/47	70	55
Veralto Corporation
5.35%, 09/18/28	300	310
Verisk Analytics, Inc.
5.75%, 04/01/33	200	212
W.W. Grainger, Inc.
4.60%, 06/15/45	200	182
Waste Connections, Inc.
5.00%, 03/01/34	250	255
Waste Management, Inc.
1.15%, 03/15/28	300	281
4.15%, 07/15/49	50	42
		19,072

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Energy 1.8%
Apa Corp.
4.25%, 01/15/30 (a)	200	195
Baker Hughes Holdings LLC
4.49%, 05/01/30	250	252
BP Capital Markets America Inc.
3.63%, 04/06/30	350	343
4.81%, 02/13/33	95	96
2.94%, 06/04/51	85	55
BP Capital Markets P.L.C.
3.28%, 09/19/27	90	89
Burlington Resources Finance Co
7.20%, 08/15/31	100	114
Canadian Natural Resources Limited
5.85%, 02/01/35	150	157
6.25%, 03/15/38	150	160
Cenovus Energy Inc.
6.75%, 11/15/39	87	96
Cheniere Energy Partners, L.P.
5.95%, 06/30/33	200	212
5.75%, 08/15/34	300	312
Chevron Corporation
2.24%, 05/11/30 (a)	180	166
Chevron U.S.A. Inc.
2.34%, 08/12/50	40	24
Columbia Pipeline Group, Inc.
5.80%, 06/01/45	100	100
ConocoPhillips Company
5.05%, 09/15/33	300	309
3.76%, 03/15/42	300	247
Diamondback Energy, Inc.
5.40%, 04/18/34	200	204
Enable Midstream Partners, LP
4.95%, 05/15/28	300	305
Enbridge Energy Partners, L.P.
7.50%, 04/15/38	200	236
Enbridge Inc.
5.55%, 06/20/35	300	309
6.70%, 11/15/53	50	56
Energy Transfer LP
4.95%, 06/15/28 (a)	300	305
3.75%, 05/15/30	250	243
6.55%, 12/01/33	75	82
7.50%, 07/01/38	200	233
6.50%, 02/01/42	150	159
5.00%, 05/15/50	200	171
Enterprise Products Operating LLC
2.80%, 01/31/30 (a)	250	236
6.88%, 03/01/33	25	28
5.20%, 01/15/36	200	203
6.45%, 09/01/40	100	111
4.45%, 02/15/43	150	133
4.95%, 10/15/54	300	270
5.55%, 02/16/55	150	148
3.95%, 01/31/60	100	75
EOG Resources, Inc.
5.65%, 12/01/54	200	200
5.95%, 07/15/55	200	209
EQT Corporation
4.75%, 01/15/31	300	300
Equinor ASA
3.13%, 04/06/30	300	287
3.95%, 05/15/43	300	256
Exxon Mobil Corporation
2.61%, 10/15/30 (a)	360	336
4.11%, 03/01/46	205	174
3.10%, 08/16/49	200	139
Halliburton Company
7.45%, 09/15/39	250	299
5.00%, 11/15/45 (a)	120	109
Hess Corporation
7.30%, 08/15/31	23	26
5.60%, 02/15/41	200	208
Kinder Morgan Energy Partners, L.P.
5.00%, 03/01/43	300	275
5.40%, 09/01/44	250	239
Kinder Morgan, Inc.
5.30%, 12/01/34	350	357
3.60%, 02/15/51	300	212
Marathon Petroleum Corporation
6.50%, 03/01/41	300	323
MPLX LP
5.00%, 01/15/33	200	199
4.50%, 04/15/38	105	95
5.50%, 02/15/49	80	75
6.20%, 09/15/55	300	303
4.90%, 04/15/58	110	92
ONEOK, Inc.
4.00%, 07/13/27	200	199
4.55%, 07/15/28	50	50
5.65%, 11/01/28	150	156
4.40%, 10/15/29	300	300
3.25%, 06/01/30	250	237
4.95%, 10/15/32	200	200
6.65%, 10/01/36	150	164
5.70%, 11/01/54	300	283
Ovintiv Canada ULC
7.20%, 11/01/31	130	143
Phillips 66
4.65%, 11/15/34	250	244
4.90%, 10/01/46	150	132
Plains All American Pipeline, L.P.
4.30%, 01/31/43	200	163
Sabine Pass Liquefaction, LLC
5.00%, 03/15/27	100	101
4.20%, 03/15/28	300	300
4.50%, 05/15/30	250	251
Shell Finance US Inc.
2.75%, 04/06/30	250	236
4.00%, 05/10/46	155	128
3.25%, 04/06/50	250	177
Shell International Finance B.V.
6.38%, 12/15/38	200	226
3.13%, 11/07/49 (a)	200	138
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27	200	202
5.03%, 10/01/29	200	202
5.58%, 10/01/34	200	201
Suncor Energy Inc.
4.00%, 11/15/47	340	259
Targa Resources Corp.
6.50%, 03/30/34	200	218
5.65%, 02/15/36	200	205
TotalEnergies Capital International
3.46%, 07/12/49	50	37
TransCanada PipeLines Limited
4.10%, 04/15/30	250	246
6.20%, 10/15/37	100	107
Transcontinental Gas Pipe Line Company, LLC
3.25%, 05/15/30	250	239
Valero Energy Corporation
2.80%, 12/01/31	750	682
Western Midstream Operating, LP
4.75%, 08/15/28	100	101
Williams Companies, Inc., The
3.50%, 11/15/30	250	239
5.80%, 11/15/54	200	201
Williams Partners L.P.
3.75%, 06/15/27	300	298
6.30%, 04/15/40	200	216
		18,628
Communication Services 1.7%
Alphabet Inc.
1.10%, 08/15/30	280	245
2.25%, 08/15/60	225	122
America Movil, S.A.B. De C.V.
5.00%, 01/20/33	200	203

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
6.38%, 03/01/35	100	110
4.38%, 07/16/42	200	175
AT&T Inc.
2.30%, 06/01/27	500	485
4.35%, 03/01/29 - 06/15/45	255	240
2.25%, 02/01/32	250	219
2.55%, 12/01/33	751	640
4.50%, 05/15/35 - 03/09/48	1,206	1,134
5.55%, 11/01/45	100	99
3.65%, 06/01/51 - 09/15/59	706	503
5.70%, 11/01/54	200	199
British Telecommunications Public Limited Company
9.63%, 12/15/30 (h) (j)	250	308
Charter Communications Operating, LLC
6.65%, 02/01/34	250	267
6.55%, 06/01/34	300	320
6.48%, 10/23/45	210	208
5.75%, 04/01/48	100	90
5.25%, 04/01/53	200	167
4.40%, 12/01/61	75	52
5.50%, 04/01/63	300	251
Comcast Corporation
4.15%, 10/15/28	650	652
4.55%, 01/15/29	100	101
6.50%, 11/15/35	100	112
6.95%, 08/15/37	250	289
3.90%, 03/01/38	70	62
4.00%, 08/15/47 - 03/01/48	410	321
4.70%, 10/15/48	365	318
2.45%, 08/15/52	450	249
6.05%, 05/15/55 (a)	200	206
5.50%, 05/15/64	120	113
Deutsche Telekom International Finance B.V.
8.75%, 06/15/30 (h) (j)	300	347
Electronic Arts Inc.
2.95%, 02/15/51	300	260
Fox Corporation
6.50%, 10/13/33	200	220
5.48%, 01/25/39	65	65
5.58%, 01/25/49	80	78
Meta Platforms, Inc.
4.80%, 05/15/30	100	103
4.55%, 08/15/31	200	204
4.95%, 05/15/33	85	88
5.60%, 05/15/53	200	203
5.75%, 05/15/63	365	375
Omnicom Group Inc.
2.60%, 08/01/31	375	338
Orange
5.38%, 01/13/42	100	100
5.50%, 02/06/44	300	300
Paramount Global
7.88%, 07/30/30	125	140
Rogers Communications Inc.
4.55%, 03/15/52	300	248
Telefonica Emisiones SA
5.52%, 03/01/49	300	279
Telefonica Europe B.V.
8.25%, 09/15/30	250	289
T-Mobile USA, Inc.
2.05%, 02/15/28 (a)	900	858
3.88%, 04/15/30	435	426
2.55%, 02/15/31	400	364
6.70%, 12/15/33	300	336
4.50%, 04/15/50	160	134
5.75%, 01/15/54	200	200
3.60%, 11/15/60	100	68
5.80%, 09/15/62	100	100
TWDC Enterprises 18 Corp.
7.00%, 03/01/32	50	57
Verizon Communications Inc.
4.13%, 03/16/27	300	300
4.33%, 09/21/28	400	403
1.75%, 01/20/31	130	114
2.36%, 03/15/32	250	219
3.40%, 03/22/41	215	170
3.70%, 03/22/61	405	286
Vodafone Group Public Limited Company
5.75%, 02/10/63	50	49
Walt Disney Company, The
2.00%, 09/01/29	625	580
6.20%, 12/15/34	50	56
2.75%, 09/01/49	225	146
3.80%, 05/13/60	350	263
		17,226
Consumer Staples 1.6%
Altria Group, Inc.
4.80%, 02/14/29	180	183
5.80%, 02/14/39	110	114
4.50%, 05/02/43	200	173
5.95%, 02/14/49	400	410
Anheuser-Busch Companies, LLC
4.70%, 02/01/36	482	476
4.90%, 02/01/46	300	281
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30	110	107
5.45%, 01/23/39	250	258
4.44%, 10/06/48	362	315
B.A.T Capital Corporation
2.73%, 03/25/31	300	274
4.39%, 08/15/37	150	137
4.54%, 08/15/47	100	84
Brown-Forman Corporation
4.75%, 04/15/33 (a)	100	101
California Institute of Technology
4.32%, 08/01/45	40	35
Campbell's Company, The
4.15%, 03/15/28	300	300
5.40%, 03/21/34	200	205
Church & Dwight Co., Inc.
3.15%, 08/01/27	200	197
3.95%, 08/01/47	200	160
Coca-Cola Company, The
2.13%, 09/06/29	250	234
2.25%, 01/05/32	300	268
3.00%, 03/05/51	300	205
5.30%, 05/13/54	300	299
Conagra Brands, Inc.
1.38%, 11/01/27	300	283
5.00%, 08/01/30	400	404
5.30%, 11/01/38	55	53
5.40%, 11/01/48 (a)	55	50
Constellation Brands, Inc.
3.15%, 08/01/29	400	384
Costco Wholesale Corporation
3.00%, 05/18/27	80	79
1.38%, 06/20/27	300	288
Dollar General Corporation
5.45%, 07/05/33	200	207
Dollar Tree, Inc.
4.20%, 05/15/28	90	90
Estee Lauder Companies Inc., The
5.00%, 02/14/34	250	254
3.13%, 12/01/49	225	150
General Mills, Inc.
4.20%, 04/17/28	105	105
Haleon US Capital LLC
4.00%, 03/24/52	250	199
Hershey Company, The
4.55%, 02/24/28	500	508
4.95%, 02/24/32	400	412
J. M. Smucker Company, The
3.38%, 12/15/27	250	247
Kenvue Inc.
5.00%, 03/22/30	200	205
4.90%, 03/22/33	100	102
5.20%, 03/22/63	100	93

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Keurig Dr Pepper Inc.
5.10%, 03/15/27	200	202
5.20%, 03/15/31	200	204
4.50%, 04/15/52 (a)	100	81
Kraft Heinz Foods Company
3.88%, 05/15/27	200	199
5.20%, 03/15/32	200	205
5.00%, 06/04/42	400	369
4.38%, 06/01/46 (a)	200	167
Kroger Co., The
4.50%, 01/15/29	300	305
7.50%, 04/01/31	150	172
4.45%, 02/01/47	300	256
McCormick & Company, Incorporated
1.85%, 02/15/31	300	263
Mead Johnson Nutrition Company
4.60%, 06/01/44	200	181
Mondelez International, Inc.
4.25%, 05/06/28	300	301
PepsiCo, Inc.
3.00%, 10/15/27	500	492
4.30%, 07/23/30	300	302
3.45%, 10/06/46	90	69
2.75%, 10/21/51	50	32
3.88%, 03/19/60	400	312
Philip Morris International Inc.
4.75%, 02/12/27	250	252
4.38%, 11/15/41	300	269
RELX Capital Inc.
4.00%, 03/18/29	300	299
Reynolds American Inc.
5.70%, 08/15/35	100	104
Sysco Corporation
5.95%, 04/01/30 (h)	266	282
6.00%, 01/17/34	200	217
6.60%, 04/01/50 (h)	300	334
Tyson Foods, Inc.
5.15%, 08/15/44	200	188
Unilever Capital Corporation
1.38%, 09/14/30	500	441
Walmart Inc.
3.90%, 04/15/28	200	201
3.70%, 06/26/28	185	185
3.63%, 12/15/47	300	238
4.50%, 09/09/52 - 04/15/53	300	269
		16,320
Consumer Discretionary 1.2%
Amazon.com, Inc.
3.30%, 04/13/27	165	164
3.15%, 08/22/27	740	732
1.65%, 05/12/28	400	379
1.50%, 06/03/30	130	117
3.60%, 04/13/32	135	131
3.88%, 08/22/37	170	156
2.50%, 06/03/50	200	124
2.70%, 06/03/60	55	33
3.25%, 05/12/61	240	161
4.10%, 04/13/62	160	129
Aptiv PLC
5.75%, 09/13/54	300	286
AutoZone, Inc.
3.75%, 06/01/27	200	199
5.13%, 06/15/30	200	207
Board of Trustees of the Leland Stanford Junior University, The
3.65%, 05/01/48	20	16
eBay Inc.
3.65%, 05/10/51	15	11
Expedia Group, Inc.
5.40%, 02/15/35	200	205
Ford Motor Company
7.40%, 11/01/46	300	325
General Motors Company
5.35%, 04/15/28	200	205
5.00%, 04/01/35	200	195
5.15%, 04/01/38	70	67
Hasbro, Inc.
6.35%, 03/15/40	300	314
Home Depot, Inc., The
3.75%, 09/15/28	200	199
1.38%, 03/15/31 (a)	300	258
4.50%, 09/15/32	200	203
4.65%, 09/15/35	200	198
5.88%, 12/16/36	600	652
3.13%, 12/15/49	200	139
4.95%, 09/15/52	150	140
3.50%, 09/15/56	200	142
Leggett & Platt, Incorporated
4.40%, 03/15/29	200	197
Lowe`s Companies, Inc.
1.70%, 09/15/28 - 10/15/30	700	632
4.00%, 10/15/28	550	549
3.65%, 04/05/29	75	74
3.00%, 10/15/50	300	194
5.80%, 09/15/62	105	105
Marriott International, Inc.
5.30%, 05/15/34	250	257
Massachusetts Institute of Technology
5.60%, 07/01/11	100	101
4.68%, 07/01/14	250	213
McDonald's Corporation
4.88%, 12/09/45 (a)	165	152
3.63%, 09/01/49	200	150
5.45%, 08/14/53	300	296
Nike, Inc.
2.85%, 03/27/30	400	380
O'Reilly Automotive, Inc.
5.75%, 11/20/26	100	102
1.75%, 03/15/31	300	261
Royal Caribbean Cruises Ltd.
5.38%, 01/15/36	200	201
Southern California, University of
3.03%, 10/01/39	450	374
5.25%, 10/01/11	20	19
Spectrum Management Holding Company, LLC
6.75%, 06/15/39	300	313
Starbucks Corporation
4.50%, 05/15/28 - 11/15/48	400	373
4.00%, 11/15/28	200	200
2.55%, 11/15/30	200	183
5.00%, 02/15/34	250	255
4.45%, 08/15/49	50	42
Toyota Motor Corporation
3.67%, 07/20/28	200	199
University of Notre Dame du Lac
3.44%, 02/15/45	250	196
University of Washington
3.52%, 04/15/54	100	73
		12,178
Real Estate 0.8%
Alexandria Real Estate Equities, Inc.
4.50%, 07/30/29	250	251
4.85%, 04/15/49	300	261
5.63%, 05/15/54	300	290
American Tower Corporation
1.50%, 01/31/28	500	471
3.80%, 08/15/29	90	88
2.70%, 04/15/31	375	342
5.65%, 03/15/33	200	211
AvalonBay Communities, Inc.
2.45%, 01/15/31	350	318
5.35%, 06/01/34	200	208
Boston Properties Limited Partnership
2.90%, 03/15/30	200	186
COPT Defense Properties
2.00%, 01/15/29	450	417
Crown Castle Inc.
3.65%, 09/01/27	80	79
5.80%, 03/01/34	300	316

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
3.25%, 01/15/51	50	34
Equinix, Inc.
3.40%, 02/15/52	300	210
ERP Operating Limited Partnership
2.50%, 02/15/30 (a)	200	187
GLP Financing, LLC
5.75%, 06/01/28	300	309
6.75%, 12/01/33	200	217
Healthpeak OP, LLC
5.25%, 12/15/32	150	154
6.75%, 02/01/41	200	222
Kimco Realty OP, LLC
2.70%, 10/01/30	200	185
Mid-America Apartments, L.P.
4.95%, 03/01/35 (a)	200	202
NNN REIT, Inc.
3.10%, 04/15/50	200	131
ProLogis, L.P.
2.13%, 04/15/27	100	97
2.25%, 04/15/30 (a)	175	161
4.63%, 01/15/33	100	101
4.75%, 06/15/33	100	101
3.00%, 04/15/50	35	23
Public Storage, Inc.
1.85%, 05/01/28	300	285
Realty Income Corporation
4.13%, 10/15/26	250	250
4.85%, 03/15/30	300	307
Rexford Industrial Realty, L.P.
2.15%, 09/01/31	300	260
Safehold GL Holdings LLC
5.65%, 01/15/35	200	204
Simon Property Group, L.P.
2.65%, 07/15/30	200	186
5.50%, 03/08/33	100	105
3.25%, 09/13/49	65	46
5.85%, 03/08/53	100	104
Store Capital LLC
4.50%, 03/15/28	200	200
Tanger Properties Limited Partnership
2.75%, 09/01/31	200	180
UDR, Inc.
2.10%, 08/01/32	200	170
Ventas Realty, Limited Partnership
3.00%, 01/15/30	200	189
Welltower Inc.
4.95%, 09/01/48	150	141
Weyerhaeuser Company
7.38%, 03/15/32	57	65
		8,464
Materials 0.7%
Air Products and Chemicals, Inc.
4.60%, 02/08/29	150	153
4.85%, 02/08/34 (a)	250	254
Albemarle Corporation
5.45%, 12/01/44	150	135
Avery Dennison Corporation
5.75%, 03/15/33	200	211
BHP Billiton Finance (USA) Limited
5.00%, 02/21/30	200	206
5.25%, 09/08/33	75	78
5.75%, 09/05/55	200	208
Dow Chemical Company, The
4.63%, 10/01/44	250	207
DuPont de Nemours, Inc.
4.73%, 11/15/28	200	201
5.32%, 11/15/38	54	56
5.42%, 11/15/48	115	114
Ecolab Inc.
1.30%, 01/30/31	300	258
2.13%, 08/15/50	200	112
2.75%, 08/18/55	75	46
EIDP, Inc.
2.30%, 07/15/30	300	276
FMC Corporation
4.50%, 10/01/49	150	115
6.38%, 05/18/53	200	198
Freeport-McMoRan Inc.
5.45%, 03/15/43	300	289
LYB International Finance B.V.
5.25%, 07/15/43	300	269
Martin Marietta Materials, Inc.
3.50%, 12/15/27	300	296
5.50%, 12/01/54	200	199
Mosaic Company, The
4.88%, 11/15/41	20	18
NewMarket Corporation
2.70%, 03/18/31	400	363
Newmont Corporation
5.88%, 04/01/35	200	217
Nucor Corporation
2.98%, 12/15/55	200	127
Nutrien Ltd.
4.90%, 03/27/28	100	102
2.95%, 05/13/30	300	283
3.95%, 05/13/50	150	116
5.80%, 03/27/53	100	102
PPG Industries, Inc.
2.80%, 08/15/29	200	190
2.55%, 06/15/30	300	278
Rio Tinto Alcan Inc.
5.75%, 06/01/35	250	268
Rio Tinto Finance (USA) plc
5.00%, 03/09/33	100	103
Sherwin-Williams Company, The
3.45%, 06/01/27	350	347
4.30%, 08/15/28	200	201
5.15%, 08/15/35	300	305
4.50%, 06/01/47	70	61
Sonoco Products Company
5.00%, 09/01/34	300	297
Southern Copper Corporation
7.50%, 07/27/35	150	178
Steel Dynamics, Inc.
3.25%, 10/15/50	115	79
Vale Overseas Ltd
3.75%, 07/08/30	100	96
Westlake Corporation
3.38%, 08/15/61	200	121
		7,733
Total Corporate Bonds And Notes (cost $292,260)		268,939
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 1.1%
American Express Credit Account Master Trust
Series 2023-A-2, 4.80%, 05/15/28	300	307
BA Credit Card Trust
Series 2023-A2-A2, 4.98%, 11/16/26	150	152
Bank 2017-BNK8
Series 2017-A3-BNK8, REMIC, 3.23%, 10/15/27	137	134
Bank 2019-BNK23
Series 2019-A3-BN23, REMIC, 2.92%, 11/16/29	500	470
BBCMS Mortgage Trust 2022-C15
Series 2022-A5-C15, REMIC, 3.66%, 03/17/32 (c)	200	186
BBCMS Mortgage Trust 2023-C21
Series 2023-A5-C21, REMIC, 6.00%, 06/17/33 (c)	200	215
Benchmark 2019-B10 Mortgage Trust
Series 2019-A4-B10, REMIC, 3.72%, 03/16/29	800	779
Benchmark 2021-B25 Mortgage Trust
Series 2021-A5-B25, REMIC, 2.58%, 04/17/31	300	268
Benchmark 2021-B29 Mortgage Trust
Series 2021-A5-B29, REMIC, 2.39%, 08/15/31	300	265
Benchmark 2022-B32 Mortgage Trust
Series 2022-A5-B32, REMIC, 3.00%, 01/16/32 (c)	400	356
BMO 2023-C5 Mortgage Trust
Series 2023-A5-C5, REMIC, 5.77%, 05/17/33	350	368

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
BMO 2025-5C9 Mortgage Trust
Series 2025-A3-5C9, REMIC, 5.78%, 03/15/30 (c)	500	524
BMW Vehicle Lease Trust 2025-1
Series 2025-A3-1, 4.43%, 10/25/27	250	252
Capital One Multi-Asset Execution Trust
Series 2021-A2-A2, 1.39%, 07/15/30	300	280
CD 2017-CD5 Mortgage Trust
Series 2017-AS-CD5, REMIC, 3.68%, 07/16/27 (c)	300	289
CFCRE 2017-C8 Mortgage Trust
Series 2017-A4-C8, REMIC, 3.57%, 05/17/27	750	739
Chase Issuance Trust
Series 2024-A-A2, 4.63%, 01/16/29	200	204
Citigroup Commercial Mortgage Trust 2019-C7
Series 2019-A4-C7, REMIC, 3.10%, 12/17/29	300	284
Citigroup Commercial Mortgage Trust 2020-GC46
Series 2020-AS-GC46, REMIC, 2.92%, 02/15/30 (c)	500	451
Ford Credit Auto Lease Trust 2024-B
Series 2024-A4-B, 4.99%, 01/15/27	200	203
GM Financial Consumer Automobile Receivables Trust 2025-1
Series 2025-A3-1, 4.62%, 06/16/28	200	202
GS Mortgage Securities Trust 2019-GC42
Series 2019-A4-GC42, REMIC, 3.00%, 09/12/29	200	188
GS Mortgage Securities Trust 2019-GSA1
Series 2019-A4-GSA1, REMIC, 3.05%, 10/15/29	100	95
GS Mortgage Securities Trust 2020-GC45
Series 2020-AS-GC45, REMIC, 3.17%, 12/14/29	300	277
Hyundai Auto Receivables Trust 2024-A
Series 2024-A3-A, 4.99%, 02/15/29	200	202
Hyundai Auto Receivables Trust 2024-B
Series 2024-A3-B, 4.84%, 11/15/27	200	202
Series 2024-A4-B, 4.74%, 04/17/28	200	203
Mercedes-Benz Auto Lease Trust 2025-A
Series 2025-A4-A, 4.69%, 05/15/28	200	203
Morgan Stanley Capital I Trust 2017-H1
Series 2017-A4-H1, REMIC, 3.26%, 03/17/27	500	493
Morgan Stanley Capital I Trust 2018-H4
Series 2018-A3-H4, REMIC, 4.04%, 10/17/28	265	263
Santander Drive Auto Receivables Trust 2025-3
Series 2025-A3-3, 4.38%, 08/15/28	200	201
Synchrony Card Issuance Trust
Series 2025-A-A2, 4.49%, 05/15/28	100	101
Toyota Auto Receivables 2024-A Owner Trust
Series 2024-A4-A, 4.77%, 04/16/29	300	303
Verizon Master Trust
Series 2024-A1A-6, 4.17%, 08/20/27	350	352
Volkswagen Auto Loan Enhanced Trust 2025-1
Series 2025-A4-1, 4.61%, 07/21/31	225	228
Wells Fargo Commercial Mortgage Trust 2018-C44
Series 2018-A5-C44, REMIC, 4.21%, 04/17/28	1,000	994
WF Card Issuance Trust
Series 2024-A-A1, 4.94%, 02/16/27	100	101
World Omni Auto Receivables Trust 2025-A
Series 2025-A4-A, 4.86%, 12/15/28	100	102
Total Non-U.S. Government Agency Asset-Backed Securities (cost $11,843)		11,436
SHORT TERM INVESTMENTS 4.7%
Investment Companies 4.4%
JNL Government Money Market Fund - Class I, 4.04% (k) (l)	46,251	46,251
Securities Lending Collateral 0.3%
JNL Government Money Market Fund - Class SL, 4.14% (k) (l)	2,645	2,645
Total Short Term Investments (cost $48,896)		48,896
Total Investments 104.7% (cost $1,152,662)		1,089,651
Total Forward Sales Commitments (0.8)% (proceeds $8,731)		(8,692)
Other Assets and Liabilities, Net (3.9)%		(40,328)
Total Net Assets 100.0%		1,040,631

(a) All or a portion of the security was on loan as of September 30, 2025.

(b) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2025, the total payable for investments purchased on a delayed delivery basis was $51,784.

(c) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(d) The security is a direct debt of the agency and not collateralized by mortgages.

(e) Convertible security.

(f) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2025, the value and the percentage of net assets of these securities was $1,316 and 0.1% of the Fund.

(g) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(h) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2025.

(i) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(j) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2025.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (0.8%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.8%)
Mortgage-Backed Securities (0.8%)
Federal National Mortgage Association, Inc.
TBA, 2.00%, 10/15/40 (a)	(50)	(46)
TBA, 2.50%, 10/15/40 (a)	(325)	(306)
TBA, 1.50%, 11/15/40 (a)	(75)	(67)
TBA, 2.00%, 11/15/40 (a)	(75)	(69)
TBA, 3.00%, 11/15/40 (a)	(25)	(24)
TBA, 1.50%, 10/15/55 (a)	(50)	(38)
TBA, 2.50%, 10/15/55 (a)	(4,275)	(3,604)
TBA, 3.00%, 10/15/55 (a)	(900)	(791)
TBA, 3.50%, 10/15/55 (a)	(375)	(343)
TBA, 1.50%, 11/15/55 (a)	(50)	(38)
TBA, 2.00%, 11/15/55 (a)	(50)	(40)
TBA, 2.50%, 11/15/55 (a)	(300)	(253)
TBA, 3.00%, 11/15/55 (a)	(150)	(132)
TBA, 3.50%, 11/15/55 (a)	(100)	(91)
TBA, 4.00%, 11/15/55 (a)	(75)	(71)
Government National Mortgage Association
TBA, 2.50%, 10/15/55 (a)	(1,250)	(1,077)
TBA, 3.00%, 10/15/55 (a)	(1,350)	(1,207)
TBA, 3.50%, 10/15/55 (a)	(350)	(319)
TBA, 2.50%, 11/15/55 (a)	(100)	(86)
TBA, 3.00%, 11/15/55 (a)	(75)	(67)
TBA, 3.50%, 11/15/55 (a)	(25)	(23)
Total Government And Agency Obligations (proceeds $8,731)		(8,692)
Total Forward Sales Commitments (0.8%) (proceeds $8,731)		(8,692)

(a) All or a portion of the security was sold on a delayed delivery basis. As of September 30, 2025, the total proceeds for investments sold on a delayed

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

delivery basis was $8,731.

JNL Bond Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Synchrony Bank, 5.63%, 08/23/27	08/12/24	402	409	—
U.S. Bank National Association, 4.51%, 10/22/27	10/28/24	499	501	0.1
		901	910	0.1

JNL Bond Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.04% - Class I	49,934	84,690	88,373	1,381	—	—	46,251	4.4
JNL Government Money Market Fund, 4.14% - Class SL	6,474	23,253	27,082	102	—	—	2,645	0.3
	56,408	107,943	115,455	1,483	—	—	48,896	4.7

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Bond Index Fund
Assets - Securities
Government And Agency Obligations	—	760,380	—	760,380
Corporate Bonds And Notes	—	268,939	—	268,939
Non-U.S. Government Agency Asset-Backed Securities	—	11,436	—	11,436
Short Term Investments	48,896	—	—	48,896
	48,896	1,040,755	—	1,089,651
Liabilities - Securities
Government And Agency Obligations	—	(8,692)	—	(8,692)
	—	(8,692)	—	(8,692)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL Emerging Markets Index Fund
COMMON STOCKS 98.5%
China 30.2%
360 Security Technology Inc. - Class A	50	80
37 Interactive Entertainment Network Technology Group Co., Ltd. - Class A	7	23
AAC Technologies Holdings Inc.	60	353
ACM Research (Shanghai), Inc. - Class A	2	57
AECC Aero-Engine Control Co., Ltd. - Class A	11	30
Agricultural Bank of China Limited - Class A	1,077	1,008
Agricultural Bank of China Limited - Class H	2,556	1,721
AIMA Technology Group Co., Ltd. - Class A	6	29
Akeso Inc. (a)	46	838
Alibaba Group Holding Limited (b)	1,593	35,820
Alibaba Health Information Technology Limited (a)	420	359
Aluminum Corporation of China Limited - Class A	64	74
Aluminum Corporation of China Limited - Class H	318	330
Amlogic (Shanghai) Co., Ltd. - Class A (a)	3	53
Andon Health Co., Ltd. - Class A	5	25
Angel Yeast Co., Ltd. - Class A	9	48
Anhui Conch Cement Company Limited - Class A	28	90
Anhui Conch Cement Company Limited - Class H	108	325
Anhui Gujing Distillery Company Limited - Class A	3	63
Anhui Gujing Distillery Company Limited - Class B	10	140
Anhui Jianghuai Automobile Group Co., Ltd. - Class A (a)	12	87
Anhui Kouzi Distillery Co., Ltd. - Class A	7	31
Anhui Yingjia Gongjiu Co. Ltd. - Class A	6	33
Anjing Food Group Co., Ltd. - Class A	3	26
Anta Sports Products Limited	117	1,407
Aojie Technology Co., Ltd. - Class A (a)	3	46
APT Medical Inc. - Class A	1	58
Asia-Potash International Investment (Guangzhou)Co., Ltd. - Class A (a)	10	55
Asymchem Laboratories (Tianjin) Co., Ltd. - Class A	—	6
Atour Lifestyle Holdings Limited - ADR	7	281
Autobio Diagnostics Co., Ltd. - Class A	5	30
Avary Holding (Shenzhen) Co., Ltd - Class A	12	93
AviChina Industry & Technology Company Limited - Class H (c)	183	103
Avicopter PLC - Class A	6	33
Baic Bluepark New Energy Technology Co., Ltd. - Class A (a)	27	31
Baidu, Inc. - Class A (a) (b)	189	3,148
Baiyin Nonferrous Group Co., Ltd. - Class A	45	27
Bank of Beijing Co., Ltd. - Class A	152	118
Bank of Changsha Co., Ltd. - Class A	34	42
Bank of Chengdu Co., Ltd. - Class A	23	55
Bank of China Limited - Class H	6,904	3,773
Bank of Communications Co., Ltd. - Class A	131	124
Bank of Communications Co., Ltd. - Class H	652	546
Bank of Jiangsu Co., Ltd. - Class A	121	171
Bank of Nanjing Co., Ltd. - Class A	74	114
Bank of Ningbo Co., Ltd. - Class A	40	148
Bank of Shanghai Co., Ltd. - Class A	89	112
Bank of Suzhou Co., Ltd. - Class A	29	34
Baoshan Iron & Steel Co., Ltd. - Class A	161	160
Baotou Iron&Steel (Group) Co., Ltd. - Class A	306	102
Beijing Dabeinong Technology Group Co., Ltd. - Class A	46	27
Beijing Enterprises Holdings Limited	34	146
Beijing Enterprises Water Group Limited	356	109
Beijing Huaer Company Limited - Class A	48	62
Beijing Jingneng Power Co., Ltd. - Class A	47	27
Beijing Kingsoft Office Software Co., Ltd - Class A	3	128
Beijing New Building Material (Group) Co., Ltd. - Class A	7	22
Beijing Oriental Yuhong Waterproof Technology Co., Ltd. - Class A	16	28
Beijing Roborock Technology Co., Ltd. - Class A	1	44
Beijing Shiji Information Technology Co., Ltd. - Class A	5	7
Beijing Shougang Co., Ltd. - Class A	34	20
Beijing Tiantan Biological Products Corporation Limited - Class A	12	32
Beijing Tongrentang Co., Ltd. - Class A	13	60
Beijing United Information Technology Co., Ltd. - Class A	6	24
Beijing Wantai Biological Pharmacy Enterprise Co., Ltd. - Class A (a)	6	48
Beijing Yanjing Brewery Co., Ltd. - Class A	1	1
Beijing Zhonggong Education Technology Co., Ltd. - Class A (a)	49	19
Beiqi Foton Motor Co., Ltd. - Class A (a)	65	25
Bestechnic (Shanghai) Co., Ltd. - Class A	1	47
Bethel Automotive Safety Systems Co., Ltd - Class A	5	38
Bicycle Club Joint Venture, L.P. - Class A (a)	23	51
Bilibili Inc (a)	21	597
Bloks Group Limited (a) (c)	7	84
Bloomage Biotechnology Corporation Limited - Class A	2	19
Bluestar Adisseo Company - Class A	24	32
BNP Paribas Emissions- und Handelsgesellschaft mbH - Class A	12	21
BOC International (China) Co., Ltd. - Class A	25	51
BOE Technology Group Co., Ltd. - Class A	193	113
Bosideng International Holdings Limited	402	240
BYD Company Limited - Class A	36	548
BYD Company Limited - Class H	321	4,549
BYD Electronic (International) Company Limited	64	344
Caida Securities Co., Ltd. - Class A	33	33
Caitong Securities Co., Ltd. - Class A	50	59
Cambricon Technologies Corporation Limited - Class A (a)	3	488
Cathay Biotech, Inc. - Class A	2	15
CGN Power Co., Ltd. - Class A	122	62
CGN Power Co., Ltd. - Class H (b)	845	314
Chagee Holdings Ltd. - ADR (a) (c)	2	28
Changchun High-Tech Industries (Group) Inc. - Class A	2	29
Changjiang Securities Co., Ltd. - Class A	59	69
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. - Class A	3	55
Chifeng Jilong Gold Mining Co., Ltd. - Class A	11	46
Chifeng Jilong Gold Mining Co., Ltd. - Class H (b)	16	61
China Aviation Power Co., Ltd. - Class A	18	105
China Baoan Group Co., Ltd. - Class A	31	55
China CITIC Bank Corporation Limited - Class H	723	622
China Coal Energy Company Limited - Class A	19	31
China Coal Energy Company Limited - Class H	195	233
China Construction Bank Corporation - Class A	68	82
China Construction Bank Corporation - Class H	8,569	8,224
China CSSC Holdings Limited - Class A	32	156
China Eastern Airlines Corporation Limited - Class A (a)	77	45
China Eastern Airlines Corporation Limited - Class H (a) (c)	162	69
China Energy Engineering Corporation Limited - Class A	139	47
China Energy Engineering Corporation Limited - Class H (c)	406	62
China Everbright Bank Company Limited - Class A	319	150
China Everbright Bank Company Limited - Class H	326	136
China Everbright Environment Group Limited	307	175
China Feihe Limited (b)	350	180
China Film Group Co., Ltd. - Class A	18	40
China First Heavy Industries - Class A (a)	53	22
China Galaxy Securities Co., Ltd. - Class A	36	90
China Galaxy Securities Co., Ltd. - Class H	307	466
China Gas Holdings Limited	229	225
China Hainan Rubber Industry Group Co., Ltd. - Class A	33	25
China Hongqiao Group Limited	243	826
China Huishan Dairy Holdings Company Limited (a) (d)	946	—
China International Capital Corporation Limited - Class A	17	89
China International Capital Corporation Limited - Class H (b)	145	399

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
China International Marine Containers (Group) Co., Ltd. - Class A	30	34
China International Marine Containers (Group) Co., Ltd. - Class H (c)	44	47
China Jushi Co., Ltd. - Class A	16	40
China Life Insurance Company Limited - Class H	658	1,865
China Literature Limited (a) (b) (c)	35	179
China Longyuan Power Group Corporation Limited - Class H	256	273
China Medical System Holdings Limited	108	194
China Mengniu Dairy Company Limited	253	488
China Merchants Bank Co., Ltd. - Class A	131	745
China Merchants Bank Co., Ltd. - Class H	332	1,989
China Merchants Energy Shipping Co., Ltd. - Class A	22	27
China Merchants Expressway Network & Technology Holdings Co., Ltd. - Class A	43	58
China Merchants Port Holdings Company Limited	108	203
China Merchants Securities Co., Ltd. - Class A	46	111
China Merchants Securities Co., Ltd. - Class H (b) (c)	27	61
China Merchants Shekou Industrial Zone Holdings Co., Ltd. - Class A	70	100
China Minsheng Banking Corp., Ltd. - Class A	226	126
China Minsheng Banking Corp., Ltd. - Class H	654	345
China National Medicines Corporation Ltd. - Class A	7	28
China National Nuclear Power Co Ltd - Class A	144	177
China National Software and Service Company Limited - Class A (a)	8	53
China Northern Rare Earth (Group) High-Tech Co., Ltd. - Class A	19	131
China Oilfield Services Limited - Class A	—	1
China Oilfield Services Limited - Class H	170	146
China Overseas Land & Investment Limited	316	581
China Pacific Insurance (Group) Co., Ltd. - Class A	44	216
China Pacific Insurance (Group) Co., Ltd. - Class H	227	902
China Petroleum & Chemical Corporation - Class A	245	182
China Petroleum & Chemical Corporation - Class H	2,046	1,064
China Petroleum Engineering Corporation - Class A	45	21
China Power International Development Limited	446	185
China Railway Construction Group Co., Ltd. - Class A	32	24
China Railway Group Limited - Class A	124	96
China Railway Group Limited - Class H	315	159
China Railway Signal & Communication Corporation Limited - Class A	45	34
China Railway Signal & Communication Corporation Limited - Class H	66	30
China Rare Earth Resources and Technology Co., Ltd. - Class A (a)	1	10
China Resources Beverage (Holdings) Company Limited (c)	39	55
China Resources Gas Group Limited	77	197
China Resources Land Limited	263	1,024
China Resources Microelectronics Limited - Class A	10	78
China Resources Mixc Lifestyle Services Limited (b)	51	273
China Resources Pharmaceutical Group Limited (b)	161	100
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. - Class A	6	23
China Securities Co., Ltd. - Class A	22	84
China Shandong Hi-Speed Financial Group Limited (a) (c)	71	40
China Shenhua Energy Company Limited - Class A	45	244
China Shenhua Energy Company Limited - Class H	292	1,394
China Southern Airlines Company Limited - Class A (a)	130	110
China Southern Airlines Company Limited - Class H (a) (c)	108	58
China Southern Power Grid Energy Storage Co., Ltd - Class A	11	19
China Suntien Green Energy Corporation Limited - Class A	8	9
China Suntien Green Energy Corporation Limited - Class H	123	67
China Taiping Insurance Holdings Company Limited	117	229
China Three Gorges New Energy (Group) Co., Ltd. - Class A	178	106
China Tourism Group Duty Free Corporation Limited - Class A	15	149
China Tourism Group Duty Free Corporation Limited - Class H	6	50
China Tower Corporation Limited - Class H	381	562
China Vanke Co., Ltd. - Class A (a)	75	72
China Vanke Co., Ltd. - Class H (a) (c)	159	114
China XD Electric Co., Ltd. - Class A	46	43
China Yangtze Power Co., Ltd. - Class A	167	640
China Zhenhua (Group) Science & Technology Co., Ltd. - Class A	—	3
China Zheshang Bank Co., Ltd. - Class A	151	63
China Zheshang Bank Co., Ltd. - Class H (b)	134	44
Chongqing Brewery Co., Ltd. - Class A	5	39
Chongqing Changan Automobile Company Limited - Class A	52	89
Chongqing Changan Automobile Company Limited - Class B	102	57
Chongqing Qianli Technology Co., Ltd. - Class A (a)	33	58
Chongqing Rural Commercial Bank Co., Ltd. - Class A	60	55
Chongqing Rural Commercial Bank Co., Ltd. - Class H	207	160
Chongqing Water Conservancy Investment (Group) Co., Ltd. - Class A	11	7
Chongqing Zongshen Power Machinery Co., Ltd. - Class A	6	21
CITIC Limited	442	647
CITIC Securities Company Limited - Class A	88	372
CITIC Securities Company Limited - Class H	131	519
CMOC Group Limited - Class A	116	255
CMOC Group Limited - Class H	305	617
CNOOC Energy Development Co., Ltd. - Class A	52	28
CNPC Capital Company Limited - Class A	44	65
COFCO Capital Holdings Co., Ltd. - Class A	9	17
COFCO Sugar Holding Co., Ltd - Class A	15	33
Copper Sub Corporation, Inc. - Class A	29	30
COSCO SHIPPING Development Co., Ltd. - Class A	121	43
COSCO SHIPPING Development Co., Ltd. - Class H	270	40
COSCO SHIPPING Energy Transportation Co., Ltd. - Class A	35	60
COSCO SHIPPING Energy Transportation Co., Ltd. - Class H (c)	106	123
COSCO Shipping Holdings Co., Ltd. - Class A	77	155
COSCO Shipping Holdings Co., Ltd. - Class H (c)	244	380
Country Garden Services Holdings Company Limited	191	162
CSPC Pharmaceutical Group Limited	681	804
Daqin Railway Co., Ltd. - Class A	114	94
DaShenLin Pharmaceutical Group Co., Ltd. - Class A	8	19
Datang International Power Generation Co., Ltd. - Class A	46	22
Datang International Power Generation Co., Ltd. - Class H	364	105
DHC Software Co., Ltd. - Class A	11	17
Dong'e Ejiao Co., Ltd. - Class A	6	37
Dongfang Electric Co., Ltd. - Class A	21	57
Dongfang Electric Co., Ltd. - Class H (c)	14	29
Dongxing Securities Co., Ltd. - Class A	31	50
Eastern Air Logistics Co., Ltd. - Class A	12	26
Eastroc Beverage(Group) Co., Ltd. - Class A	3	148
Easyhome New Retail Group Corporation Limited - Class A (a)	2	1
Ecovacs Robotics Co., Ltd. - Class A	1	8
ENN Energy Holdings Limited	65	537
ENN Natural Gas Co., Ltd. - Class A	14	36
Everbright Securities Company Limited - Class A	27	72
EverDisplay Optronics (Shanghai) Co., Ltd. - Class A (a)	104	42
Far East Horizon Limited	145	128
Faw Jiefang Group Co., Ltd - Class A	33	32
Flat Glass Group Co., Ltd. - Class A	12	30

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Flat Glass Group Co., Ltd. - Class H	24	35
Foshan Haitian Flavouring & Food Co., Ltd. - Class A	31	167
Fosun International Limited	172	122
Founder Securities Co., Ltd. - Class A	43	49
Foxconn Industrial Internet Co., Ltd. - Class A	69	646
Fujian Sunner Development Co., Ltd. - Class A	14	34
Full Truck Alliance Co. Ltd. - Class A - ADR	69	892
Fuyao Glass Industry Group Co., Ltd. - Class A	11	112
Fuyao Glass Industry Group Co., Ltd. - Class H (b)	52	523
Fuzhou Tianyu Electric Co., Ltd. - Class A (a)	45	30
Galaxycore Inc. - Class A	15	38
Gan & Lee Pharmaceuticals - Class A	4	42
Ganfeng Lithium Group Co., Ltd. - Class A	3	29
Ganfeng Lithium Group Co., Ltd. - Class H (b)	35	196
GCL Technology Holdings Limited (a)	1,925	324
GD Power Development Co., Ltd. - Class A	113	79
Geely Automobile Holdings Limited	497	1,247
GEM Co., Ltd. - Class A	46	54
Gemdale Corporation - Class A (a)	41	25
GenScript Biotech Corporation (a) (c)	106	228
GF Securities Co., Ltd. - Class A	40	125
GF Securities Co., Ltd. - Class H (c)	71	184
Giant Network Group Co., Ltd. - Class A	6	38
GigaDevice Semiconductor Inc. - Class A	3	102
Glodon Company Limited - Class A	8	17
Goertek Inc. - Class A	21	112
Goldwind Science & Technology Co., Ltd. - Class A	25	53
Goldwind Science & Technology Co., Ltd. - Class H	60	109
Gongniu Group Co., Ltd. - Class A	5	32
Great Wall Motor Company Limited - Class A	18	61
Great Wall Motor Company Limited - Class H	202	435
Greatwall Securities Co., Ltd. Beijing Haiying Road Stock Exchange - Class A	31	50
Gree Electric Appliances, Inc. of Zhuhai - Class A	33	186
Greenland Holding Group Co., Ltd. - Class A (a)	99	26
GRG Banking Equipment Co., Ltd. - Class A	25	50
Guangdong Electric Power Development Co., Ltd - Class A	34	22
Guangdong Haid Group Co., Ltd. - Class A	9	81
Guangdong Yangzhiguang Industrial Co., Ltd. - Class A (a)	9	30
Guangxi Guiguan Electric Power Co., Ltd. - Class A	17	15
Guangzhou Automobile Group Co., Ltd. - Class A	29	32
Guangzhou Automobile Group Co., Ltd. - Class H (c)	140	61
Guangzhou Baiyun International Airport Xianglong Restaurant - Class A	21	27
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. - Class A	5	19
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. - Class H (c)	20	47
Guangzhou Development Group Incorporated - Class A	24	23
Guangzhou Haige Communications Group Incorporated Company - Class A	29	53
Guangzhou Port Co., Ltd. - Class A	18	8
Guangzhou Shiyuan Electronic Technology Co., Ltd. - Class A	7	40
Guangzhou Tinci Materials Technology Co., Ltd. - Class A	5	26
Guangzhou Yuexiu Capital Holdings Group Co., Ltd. - Class A	40	44
Guming Holdings Limited (a) (c)	58	167
Guolian Minsheng Securities Company Limited - Class A	20	31
Guosen Securities Co., Ltd - Class A	65	124
Guotai Haitong Financial Holdings Limited - Class A	112	298
Guotai Haitong Financial Holdings Limited - Class H (b)	201	416
Guoxuan High-Tech Co., Ltd. - Class A	14	89
H World Group Limited	147	579
Haidilao International Holding Ltd. (b) (c)	130	224
Haier Smart Home Co., Ltd. - Class A	40	143
Haier Smart Home Co., Ltd. - Class H	209	678
Hainan Airlines Holding Co., Ltd. - Class A (a)	141	32
Hainan Airport Infrastructure Co., Ltd - Class A	28	16
Haisco Pharmaceutical Group Co., Ltd. - Class A	7	49
Haitian International Holdings Limited	93	257
Hangzhou Bank Co., Ltd. - Class A	40	85
Hangzhou Binjiang Real Estate Group Co., Ltd. - Class A	30	53
Hangzhou First Applied Material Co., Ltd. - Class A	12	27
Hangzhou Lion Microelectronics Co., Ltd. - Class A (a)	6	27
Hangzhou Oxygen Plant Group Co., Ltd. - Class A	8	27
Hangzhou Robam Appliances Co., Ltd. - Class A	10	26
Hangzhou Silan Microelectronics Co., Ltd. - Class A	14	60
Han's Laser Technology Industry Group Co., Ltd. - Class A	11	62
Hansoh Pharmaceutical Group Company Limited (b)	92	425
Haohua Chemical Science & Technology Corp., Ltd. - Class A	7	30
Harris County School District - Class A	334	241
Hebei Sinopack Electronic Technology Co., Ltd. - Class A	2	18
Hebei Yangyuan Zhihui Beverage Co., Ltd. - Class A	11	45
Hedy Holding Co., Ltd. - Class A	105	119
Heilan Home Co., Ltd. - Class A	35	32
Heilongjiang Agriculture Company Limited - Class A	1	1
Henan Shenhuo Coal & Power Co., Ltd. - Class A	21	58
Henan Shuanghui Investment & Development Co., Ltd. - Class A	21	73
Hengan International Group Company Limited	62	204
Hengdian Group DMEGC Magnetics Co., Ltd. - Class A	15	42
Hengli Petrochemical (Dalian) Co., Ltd. - Class A	27	64
Hengsheng Chemical Industry Co., Ltd. - Class A	11	43
Hengtong Optic-Electric Co., Ltd. - Class A	19	60
Hengyi Petrochemical Co. Ltd - Class A	39	36
Himile Mechanical Science and Technology (Shandong) Co., Ltd. - Class A	5	42
Hisense Home Appliances Group Co., Ltd. - Class A	1	3
Hisense Home Appliances Group Co., Ltd. - Class H (c)	33	103
Hisense Visual Technology Co., Ltd. - Class A	13	43
Hongta Securities Co., Ltd. - Class A	25	31
Horizon Robotics (a) (c)	678	836
Hoshizaki Corporation - Class A	6	40
Hua Hong Semiconductor Limited (a) (b) (c)	53	546
Hua Xia Bank Co., Limited - Class A	106	98
Huaan Securities Co., Ltd. - Class A	34	30
Huadian Power International Corporation Limited - Class A	86	61
Huadian Power International Corporation Limited - Class H	108	58
Huadong Medicine Co., Ltd - Class A	9	51
Huafon Chemical Co., Ltd. - Class A	27	35
Huagong Tech Company Limited - Class A	10	127
Huaibei Mining Co., Ltd. - Class A	21	36
Hualan Bioengineering Co., Ltd. - Class A	2	5
Huaneng Power International, Inc. - Class A	97	96
Huaneng Power International, Inc. - Class H	344	240
Huatai Securities Co., Ltd. - Class A	34	104
Huatai Securities Co., Ltd. - Class H (b)	107	284
Huaxi Securities Co., Ltd. - Class A	29	42
Huaxin Cement Co., Ltd. - Class A	—	—
Huayu Automotive Systems Co., Ltd. - Class A	14	40
Hubei Energy Group Co., Ltd. - Class A	52	33
Hubei Jumpcan Pharmaceutical Co., Ltd. - Class A	9	31
Hubei Xingfa Chemicals Group Co., Ltd. - Class A	13	51
Huizhou Desay SV Automotive Co., Ltd. - Class A	2	51
Humanwell Healthcare (Group) Co., Ltd - Class A	5	15
Hunan Valin Steel Co., Ltd. - Class A	59	54
Hundsun Technologies Inc. - Class A	9	42
Hytera Communications Corporation Limited - Class A (a)	9	14
iFlytek Co., Ltd. - Class A	17	137
Industrial and Commercial Bank of China Limited - Class A	773	793

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Industrial and Commercial Bank of China Limited - Class H	6,613	4,871
Industrial Bank Co., Ltd. - Class A	148	412
Industrial Securities Co., Ltd. - Class A	90	82
Inner Mongolia Dian Tou Energy Corporation Limited - Class A	10	32
Inner Mongolia Eerduosi Resources Co., Ltd. - Class A	14	20
Inner Mongolia Eerduosi Resources Co., Ltd. - Class B	12	12
Inner Mongolia Junzheng Energy & Chemical Group Co., Ltd. - Class A	40	30
Inner Mongolia Mengdian Huaneng Thermal Power Co., Ltd. - Class A	58	33
Inner Mongolia Yili Industrial Group Co., Ltd. - Class A	47	178
Inner Mongolia Yitai Coal Co., Ltd - Class B	81	154
Innovent Biologics, Inc. - Class B (a) (b)	129	1,602
Inspur Electronic Information Industry Co., Ltd. - Class A	6	66
iRay Technology Company Limited - Class A	2	30
J&T Global Express Limited (a)	552	694
JA Solar Technology Co., Ltd. - Class A (a)	22	40
Jason Furniture (Hangzhou) Co., Ltd. - Class A	7	30
JCET Group Co., Ltd. - Class A	17	106
JCHX Mining Management Co., Ltd. - Class A	6	55
JD Health International Inc. (a) (b)	91	778
JD Logistics, Inc. (a)	206	348
JD.com, Inc. - Class A	226	3,948
Jiangsu Eastern Shenghong Co., Ltd. - Class A (a)	46	61
Jiangsu Expressway Company Limited - Class A	2	4
Jiangsu Expressway Company Limited - Class H	129	150
Jiangsu Financial Leasing Co., Ltd. - Class A	32	25
Jiangsu Guoxin Corp. Ltd. - Class A	16	18
Jiangsu Hengli Hydraulic Technology Co., Ltd. - Class A	7	91
Jiangsu Hengrui Pharmaceuticals Co., Ltd. - Class A	44	446
Jiangsu King'S Luck Brewery Joint-Stock Co., Ltd. - Class A	8	46
Jiangsu NHWA Pharmaceutical Co., Ltd - Class A	10	36
Jiangsu Pacific Quartz Co., Ltd. - Class A	5	30
Jiangsu Phoenix Publishing & Media Corporation Limited - Class A	21	32
Jiangsu Xinquan Auto Trim Co., Ltd. - Class A	5	53
Jiangsu Yanghe Distillery Co., Ltd. - Class A	7	66
Jiangsu Yangnong Chemical Co., Ltd. - Class A	3	28
Jiangsu Yoke Technology Co., Ltd. - Class A	5	48
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. - Class A	2	12
Jiangsu Zhongtian Technology Co., Ltd. - Class A	13	35
Jiangxi Copper Company Limited - Class A	12	61
Jiangxi Copper Company Limited - Class H	82	322
Jinduicheng Molybdenum Group Co., Ltd. - Class A	27	59
Jinko Solar Co., Ltd. - Class A (a)	66	51
Jinneng Holding Shanxi Coal Industry Co., Ltd. - Class A	13	26
Jointown Pharmaceutical Group Co., Ltd. - Class A	53	36
Juneyao Airlines Co., Ltd. - Class A	20	38
Kangmei Pharmaceutical Co., Ltd. - Class A (a)	3	1
KE Holdings Inc.	202	1,358
Keboda Technology Co., Ltd. - Class A	1	21
Kingdee International Software Group Company Limited (a)	249	560
Kingfa Sci. & Tech. Co., Ltd. - Class A	18	53
Kingnet Network Co., Ltd. - Class A	21	82
Kingsoft Corp Ltd	88	389
Kuaishou Technology (a) (b)	252	2,732
Kuang-Chi Technologies Co., Ltd. - Class A	9	66
Kunlun Energy Company Limited	354	316
Kweichow Moutai Co., Ltd. - Class A	8	1,703
Laopu Gold Co., Ltd. - Class H (b)	3	284
Lenovo Group Limited	521	770
Levima Advanced Materials Corporation - Class A	9	27
Li Auto Inc. - Class A (a)	94	1,218
Li Ning Company Limited	207	468
Liaoning Port Co., Ltd. - Class A	185	45
Lingyi Itech (Guangdong) Company - Class A	34	79
Livzon Pharmaceutical Group Inc. - Class A	3	16
Livzon Pharmaceutical Group Inc. - Class H	11	47
Longbai Group Co., Ltd - Class A	21	59
Longfor Group Holdings Limited	181	277
LONGi Green Energy Technology Co., Ltd. - Class A (a)	59	148
Luxshare Precision Industry (Kunshan) Co., Ltd. - Class A	51	460
Luzhou Lao Jiao Vintage Co., Ltd. - Class A	11	196
Mao Geping Cosmetics Co., Ltd. - Class H (c)	12	156
Meinian Onehealth Healthcare Holdings Co., Ltd. - Class A	42	30
Meituan - Class B (a) (b)	467	6,233
Metallurgical Corporation of China Ltd. - Class A	127	69
Metallurgical Corporation of China Ltd. - Class H	215	75
Midea Group Co., Ltd. - Class A	47	480
Mingyang Smart Energy Group Co., Ltd. - Class A	23	52
Miniso Group Holding Ltd (e)	37	210
Minmetals Capital Company Limited - Class A	40	33
MIXUE Group - Class H (a) (c)	4	190
Montage Technology Co., Ltd. - Class A	10	214
Muyuan Foods Co., Ltd. - Class A	36	265
Nangfang Science City Development Co., Ltd. - Class A	14	44
Nanjing Iron and Steel Co., Ltd. - Class A	37	27
Nanjing Securities Co., Ltd. - Class A	23	28
NARI Technology Co., Ltd. - Class A	49	159
National Silicon Industry Group Co., Ltd. - Class A (a)	21	75
Naura Technology Group Co., Ltd. - Class A	4	262
Navinfo Co., Ltd. - Class A (a)	19	26
NetEase, Inc.	153	4,646
New China Life Insurance Company Ltd. - Class A	11	92
New China Life Insurance Company Ltd. - Class H	87	515
New Hope Liuhe Co., Ltd. - Class A	17	23
New Oriental Education & Technology Group Inc. (a) (b)	121	658
Ninestar Corporation - Class A (a)	12	39
Ningbo Deye Technology Co., Ltd. - Class A	3	38
Ningbo Joyson Electronics Co., Ltd. - Class A	10	49
Ningbo Orient Wires & Cables Co., Ltd - Class A	6	63
Ningbo Sanxing Medical Electric Co., Ltd. - Class A	9	31
Ningbo Tuopu Group Co., Ltd. - Class A	12	138
Ningbo Zhoushan Port Group - Class A	120	61
Ningxia Baofeng Energy Group Co., Ltd. - Class A	45	112
NIO, Inc. - Class A (a)	145	1,069
Nongfu Spring Co., Ltd. - Class H (b)	158	1,094
Offshore Oil Engineering Co., Ltd. - Class A	38	28
OFILM Group Co., Ltd. - Class A (a)	20	37
OmniVision Integrated Circuits Group, Inc. - Class A	8	177
Oppein Home Group Inc. - Class A	5	37
Orient Securities Company Limited - Class A	36	57
Orient Securities Company Limited - Class H (b) (c)	89	92
Oriental Pearl Group Co., Ltd. - Class A	33	48
Pangang Group Steel Vanadium & Titanium Co., Ltd. - Class A (a)	74	32
People.cn Co., Ltd. - Class A	9	24
People's Insurance Company (Group) of China Limited, The - Class H	714	624
Perfect World Co., Ltd. - Class A	2	5
PetroChina Company Limited - Class H	1,859	1,689
PICC Property and Casualty Company Limited - Class H	585	1,318
Pinduoduo (Shanghai) Network Technology Co., Ltd. - ADR (a)	66	8,772
Ping An Bank Co., Ltd. - Class A	114	182
Ping An Insurance (Group) Company of China, Ltd. - Class A	72	555
Ping An Insurance (Group) Company of China, Ltd. - Class H	544	3,702
Pingdingshan Tianan Coal Mining Co., Ltd. - Class A	15	16
Poly Developments and Holdings Group Co., Ltd. - Class A	96	106
POP MART International Group Limited (b)	58	1,976

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Postal Savings Bank of China Co., Ltd. - Class A	660	532
Postal Savings Bank of China Co., Ltd. - Class H (b)	753	528
Power Construction Corporation of China - Class A	116	91
Proya Cosmetics Co., Ltd. - Class A	4	40
Qi An Xin Technology Group Inc. - Class A (a)	6	33
Qingdao Port International Co., Ltd. - Class A	8	10
Qingdao Port International Co., Ltd. - Class H (b)	71	66
Qinghai Salt Lake Industry Co., Ltd - Class A (a)	24	69
Quzhou Xin'an Development Co., Ltd. - Class A (a)	64	41
Rockchip Electronics Co., Ltd. - Class A	2	54
Rongsheng Petrochemical Co., Ltd. - Class A	57	78
S.F. Holding Co., Ltd. - Class A	35	198
S.F. Holding Co., Ltd. - Class H	7	34
SAIC Motor Corporation Limited - Class A	58	140
Sailun Group Co., Ltd. - Class A	26	52
San'an Optoelectronics Co., Ltd - Class A	48	105
SANY Heavy Industry Co., Ltd. - Class A	57	185
Satellite Chemical Co., Ltd. - Class A	14	38
SDIC Capital Co., Ltd. - Class A	53	59
SDIC Power Holdings Co., Ltd. - Class A	51	93
Seazen Holdings Co., Ltd. - Class A (a)	1	2
Seres Co., Ltd. - Class A	10	236
Shaanxi Coal Industry Company Limited - Class A	58	164
Shandong Gold Group Co., Ltd. - Class A	20	113
Shandong Gold Group Co., Ltd. - Class H (b)	64	307
Shandong Hi-Speed Group Co., Ltd. - Class A	19	23
Shandong Linglong Tyre Co., Ltd. - Class A	14	30
Shandong Nanshan Aluminium Co., Ltd. - Class A	119	66
Shandong Sun Paper Co., Ltd. - Class A	22	45
Shandong Weigao Group Medical Polymer Company Limited - Class H	210	157
Shanghai Aiko Solar Energy Co., Ltd. - Class A (a)	13	29
Shanghai Allist Pharmaceuticals Co., Ltd. - Class A	3	46
Shanghai Bairun Investment Holding Group Co., Ltd. - Class A	10	34
Shanghai Baosight Software Co., Ltd - Class A	15	50
Shanghai Baosight Software Co., Ltd - Class B	58	65
Shanghai BOCHU Electronic Technology Corporation Limited. - Class A	2	47
Shanghai Electric Group Company Limited - Class A (a)	53	71
Shanghai Electric Group Company Limited - Class H (a) (c)	312	164
Shanghai Electric Power Co., Ltd. - Class A	13	40
Shanghai Fosun Pharmaceutical (Group) Co., Ltd. - Class A	10	40
Shanghai Fosun Pharmaceutical (Group) Co., Ltd. - Class H (c)	31	103
Shanghai Fudan Microelectronics Group Co., Ltd. - Class A	5	48
Shanghai Fudan Microelectronics Group Co., Ltd. - Class H	12	71
Shanghai International Airport Co., Ltd. - Class A	16	72
Shanghai International Port(Group) Co., Ltd - Class A	34	26
Shanghai Jiangong Tufang Construction Co., Ltd. - Class A	118	49
Shanghai Jin Jiang International Hotels Co., Ltd. - Class A	10	33
Shanghai Junshi Biosciences Co., Ltd. - Class A (a)	6	36
Shanghai Junshi Biosciences Co., Ltd. - Class H (a) (b) (c)	14	54
Shanghai Lingang Holdings Co., Ltd - Class A	18	29
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. - Class A	19	23
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. - Class B	28	13
Shanghai M&G Stationery Inc - Class A	10	38
Shanghai Moons' Electric Co., Ltd. - Class A	3	30
Shanghai Pharmaceuticals Holding Co., Ltd. - Class A	15	39
Shanghai Pharmaceuticals Holding Co., Ltd. - Class H	55	87
Shanghai Pu Tai Lai New Energy Technology Co., Ltd. - Class A	8	36
Shanghai Pudong Development Bank Co., Ltd. - Class A	197	329
Shanghai RAAS blood products co., Ltd. - Class A	67	63
Shanghai Rural Commercial Bank Co., Ltd. - Class A	55	63
Shanghai Wingtech Electronics Technology Co., Ltd. - Class A (a)	2	15
Shanghai Yto Express Co., Ltd. Dalian Branch - Class A	32	82
Shanghai Yuyuan Tourist Mart (Group) Co., Ltd. - Class A	41	33
Shanghai Zhangjiang Hi-Tech Park Development Co., Ltd. - Class A	12	93
Shanxi Coal International Energy Group Co., Ltd. - Class A	18	24
Shanxi Coking Coal Energy Group Co., Ltd. - Class A	44	43
Shanxi Lu'an Environmental Energy Dev.Co., Ltd - Class A	20	40
Shanxi Xinghuacun Fenjiu Group., Ltd - Class A	8	214
Shede Spirits Co., Ltd. - Class A	3	25
Shenergy Company Limited - Class A	43	47
Shengyi Technology Co., Ltd. - Class A	10	77
Shennan Circuits Co., Ltd. - Class A	5	138
Shenwan Hongyuan Group Co., Ltd. - Class A	154	116
Shenwan Hongyuan Group Co., Ltd. - Class H (b)	76	35
Shenzhen Energy Group Co., Ltd. - Class A	34	31
Shenzhen Goodix Technology Co., Ltd. - Class A	4	46
Shenzhen Huaqiang Information Industry Co., Ltd. - Class A	5	19
Shenzhen Kaifa Technology Co., Ltd. - Class A	15	60
Shenzhen Kedali Industry Co.Limited - Class A	2	60
Shenzhen Overseas Chinese Town Co., Ltd. - Class A (a)	81	30
Shenzhen Salubris Pharmaceuticals Co., Ltd. - Class A	9	74
Shenzhen SED Industry Co., Ltd. - Class A	12	35
Shenzhen Transsion Holdings Co., Ltd. - Class A	9	116
Shenzhou International Group Holdings Limited	72	572
Shijiazhuang Changshan Beiming Technology Co., Ltd. - Class A (a)	8	27
Shijiazhuang Yiling Pharmaceutical Co., Ltd. - Class A (a)	18	39
SICC Co., Ltd. - Class A (a)	3	35
Sichuan Changhong Electric Co., Ltd. - Class A	18	26
Sichuan Chuantou Energy Co,.Ltd. - Class A	27	53
Sichuan Kelun Pharmaceutical Co., Ltd. - Class A	7	33
Sichuan Kelun-Biotech Biopharmaceutical Co., Ltd. - Class H (a) (c)	3	192
Sichuan New Energy Power Company Limited - Class A	17	25
Sichuan Road & Bridge (Group) Co., LTD - Class A	44	50
Sichuan Swellfun Co., Ltd. - Class A	5	29
Sinolink Securities Co., Ltd. - Class A	23	33
Sinoma International Engineering Co., Ltd. - Class A	25	31
Sinoma Science & Technology Co., Ltd. - Class A	6	30
Sinomach Heavy Equipment Group Co., Ltd. - Class A (a)	48	22
Sinomine Resource Group Co., Ltd. - Class A	6	39
Sinopec Oilfield Service Corporation - Class A (a)	8	2
Sinopec Shanghai Petrochemical Company Limited - Class A	40	15
Sinopec Shanghai Petrochemical Company Limited - Class H	390	68
Sinopharm Group Co. Ltd. - Class H	106	248
Sinotrans Limited - Class A	51	46
Sinotrans Limited - Class H	106	66
Sinotruk (Hong Kong) Limited	55	162
SKSHU Paint Co., Ltd. - Class A	6	43
Smoore International Holdings Limited (b) (c)	154	349
Soochow Securities Co., Ltd. - Class A	55	76
Southwest Securities Co., Ltd. - Class A	13	9
SPIC Industry-Finance Holdings Co., Ltd - Class A	19	18
Spring Airlines Co., Ltd. - Class A	3	22
Starpower Semiconductor Ltd. - Class A	2	37
State Grid Xinyuan Company Ltd. - Class A	39	32

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Sunny Optical Technology (Group) Company Limited	58	669
Sunshine City Group Co., Ltd. - Class A	31	22
Suzhou Dongshan Precision Manufacturing Co., Ltd. - Class A	5	46
TAL Education Group - Class A - ADR (a)	39	441
Talkweb Information System Co., Ltd. - Class A (a)	10	50
Tasly Pharmaceutical Group Co., Ltd. - Class A	13	28
TBEA Co., Ltd. - Class A	25	63
TCL Technology Group Corporation - Class A	164	99
TCL Zhonghuan Renewable Energy Technology Co., Ltd - Class A (a)	3	3
Tencent Holdings Limited	532	45,291
Tencent Music Entertainment Group	99	1,173
The Pacific Securities Co., Ltd - Class A (a)	46	30
Tianfeng Securities Co., Ltd. - Class A (a)	58	43
Tianjin Zhongxin Pharmaceutical Group Co., Ltd.	19	57
Tianjin Zhongxin Pharmaceutical Group Co., Ltd. - Class A	6	37
Tianma Microelectronics Co., Ltd. - Class A (a)	28	40
Tianneng Battery Group Co., Ltd - Class A	4	16
Tianqi Lithium Industry Co., Ltd - Class A (a)	6	39
Tianshan Aluminum Group Co., Ltd. - Class A	37	60
Tianshan Material Co., Ltd. - Class A (a)	30	25
Tianshui Huatian Technology Co., Ltd. - Class A (d)	30	50
Tingyi (Cayman Islands) Holding Corp.	171	229
Tongce Medical Co., Ltd. - Class A	5	29
Tongcheng-Elong Holdings Limited (b)	109	322
Tongfu Microelectronics Co., Ltd. - Class A	12	68
Tongkun Group Co., Ltd. - Class A	16	34
Tongling Nonferrous Metals Group Co., Ltd. - Class A	85	64
Tongwei Co., Ltd - Class A (a)	32	99
Trina Solar Co., Ltd. - Class A (a)	15	36
Trip.com Group Limited	51	3,833
Tsinghua Tongfang Co., Ltd. - Class A (a)	32	37
Tsingtao Brewery Co., Ltd. - Class A	5	49
Tsingtao Brewery Co., Ltd. - Class H	50	340
Ubtech Robotics Corp. Ltd. - Class H (a)	20	406
Unigroup Guoxin Microelectronics Co., Ltd. - Class A	5	63
Uni-President China Holdings Ltd	105	111
Unisplendour Corporation Limited - Class A	14	59
Universal Scientific Industrial ( Shanghai ) Co., Ltd. - Class A	17	52
Venustech Group Inc. - Class A (a)	9	20
Verisilicon Microelectronics (Shanghai) Co., Ltd. - Class A (a)	2	63
Vipshop (China) Co., Ltd - ADR	30	582
Wanda Film Holding Co., Ltd. - Class A (a)	19	34
Wanhua Chemical Group Co., Ltd. - Class A	19	179
Want Want China Holdings Limited	393	267
Weichai Power Co., Ltd. - Class A	48	95
Weichai Power Co., Ltd. - Class H	160	286
Western Mining Co., Ltd. - Class A	23	71
Western Securities Co., Ltd. - Class A	16	20
Western Superconducting Technologies Co., Ltd. - Class A	6	59
Wintime Energy Co., Ltd. - Class A	143	33
Wuchan Zhongda Group Co., Ltd. - Class A	44	37
Wuhan Guide Infrared Co., Ltd. - Class A (a)	17	29
Wuliangye Yibin Co., Ltd. - Class A	27	453
WUS Printed Circuit (Kunshan) Co., Ltd. - Class A	11	113
WuXi AppTec Co., Ltd. - Class A	15	245
WuXi AppTec Co., Ltd. - Class H (b) (c)	30	460
Wuzhou Minovo Co., Ltd. - Class A	20	30
XCMG Construction Machinery Co., Ltd. - Class A	77	124
Xiamen Amoytop Biotech Co., Ltd. - Class A	3	36
Xiamen C&D Inc. - Class A	28	41
Xiamen Faratronic Co., Ltd. - Class A	2	32
Xiamen Tungsten Co., Ltd. - Class A	12	52
Xiaomi Corporation (a) (b)	1,478	10,250
Xinjiang Daqo New Energy Co. Ltd. - Class A (a)	15	61
Xinyi Solar Holdings Limited	384	170
XPeng Inc. - Class A (a)	108	1,281
XtalPi Holdings Limited (a)	204	376
Yadea Group Holdings Ltd (b)	108	193
Yangzijiang Shipbuilding (Holdings) Ltd.	243	636
Yankuang Energy Group Company Limited - Class A	28	52
Yankuang Energy Group Company Limited - Class H (c)	299	392
Yantai Jereh Oilfield Service Group Co., Ltd. - Class A	8	63
Yifeng Pharmacy Chain Co., Ltd. - Class A	1	3
Yongan Futures Co., Ltd. - Class A	5	11
Yonghui Superstores Co., Limited - Class A (a)	67	44
Youngor Group Co., Ltd. - Class A	12	12
Yuexiu Property Company Limited (c)	128	86
Yum China Holdings, Inc. (c)	32	1,355
YUNDA Holding Group Co., Ltd. - Class A	29	30
Yunnan Aluminium Co,Ltd. - Class A	12	34
Yunnan Baiyao Industrial Co., Ltd. - Class A	9	70
Yunnan Chihong Zinc And Germanium Co., Ltd. - Class A	44	39
Yunnan Energy New Material Co., Ltd. - Class A (a)	9	61
Yunnan Yuntianhua Co., Ltd. - Class A	16	61
Yutong Bus Co., Ltd. - Class A	19	73
Zangge Mining Company Limited - Class A	13	104
Zeekr Intelligent Technology Holding Limited - ADR (a)	4	128
Zhangzhou Pien Tze Huang Pharmaceutical Co., Ltd. - Class A	5	124
Zhaojin Mining Industry Co., Ltd. - Class H	137	555
Zhejiang China Commodities City Group Co., Ltd. - Class A	37	96
Zhejiang Chint Electric Co., Ltd. - Class A	8	34
Zhejiang Dahua Technology Co., Ltd. - Class A	11	30
Zhejiang Dingli Machinery Co., Ltd. - Class A	4	30
Zhejiang Grandwall Electric Science&Technology Co., Ltd. - Class A (a)	14	33
Zhejiang Huahai Pharmaceutical Co., Ltd. - Class A	16	46
Zhejiang Huayou Cobalt Co., Ltd. - Class A	12	107
Zhejiang Juhua Co., Ltd. - Class A	22	124
Zhejiang Longsheng Group Co., Ltd. - Class A	24	33
Zhejiang NHU Company Ltd. - Class A	31	105
Zhejiang Provincial New Energy Investment Group Co., Ltd. - Class A	5	5
Zhejiang Sanhua Intelligent Controls Co., Ltd - Class A	24	166
Zhejiang SUPCON Technology Co., Ltd. - Class A	7	58
Zhejiang Supor Co., Ltd. - Class A	6	37
Zhejiang Wanfeng Auto Wheel Co., Ltd. - Class A	4	11
Zhejiang Weiming Environment Protection Co., Ltd. - Class A	3	8
Zhejiang Weixing New Building Materials Co., Ltd. - Class A	13	19
Zhejiang Zheneng Electric Power Co., Ltd - Class A	59	41
Zheshang Securities Co., Ltd. - Class A	38	62
Zhongjin Gold Corporation Limited - Class A	22	70
Zhongsheng Group Holdings Limited (c)	44	83
Zhongtai Securities Co., Ltd. - Class A	23	23
Zhuzhou CRRC Times Electric Co., Ltd. - Class A	—	4
Zhuzhou CRRC Times Electric Co., Ltd. - Class H	42	230
Zijin Mining Group Co., Ltd. - Class A	137	568
Zijin Mining Group Co., Ltd. - Class H	496	2,084
ZJLD Group Inc (c)	49	56
Zoomlion Heavy Industry Science and Technology Co., Ltd. - Class A	42	48
Zoomlion Heavy Industry Science and Technology Co., Ltd. - Class H (c)	158	148
ZTE Corporation - Class A	24	154
ZTE Corporation - Class H (c)	67	304
ZTO Express (Cayman) Inc. (b)	36	684
		264,991
Taiwan 19.4%
Accton Technology Corporation	44	1,516
Acer Inc.	262	267
Advantech Co., Ltd.	45	478
Airtac International Group	12	295
Alchip Technologies, Limited	7	805
ASE Technology Holding Co., Ltd.	289	1,561

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Asia Cement Corporation	201	252
Asia Vital Components Co., Ltd.	30	971
ASUSTeK Computer Inc.	64	1,413
AUO Corporation	621	279
Catcher Technology Co., Ltd.	59	354
Cathay Financial Holding Co., Ltd.	818	1,762
Chailease Holding Company Limited	143	524
Chang Hwa Commercial Bank, Ltd.	540	349
Cheng Shin Rubber Ind. Co., Ltd.	189	234
Chicony Electronics Co., Ltd	56	255
China Airlines, Ltd.	240	165
China Steel Corporation	1,041	665
Chunghwa Telecom Co., Ltd.	339	1,487
Compal Electronics, Inc.	356	381
CTBC Financial Holding Co., Ltd.	1,643	2,318
Delta Electronics, Inc.	169	4,758
E Ink Holdings Inc.	76	605
E. Sun Financial Holding Company, Ltd.	1,386	1,519
Eclat Textile Corporation Ltd.	18	260
Elite Material Co., Ltd.	27	1,095
eMemory Technology Inc.	6	400
EVA Airways Corporation	247	310
Evergreen Marine Corporation (Taiwan) Ltd.	90	527
Far Eastern New Century Corporation	316	289
Far EasTone Telecommunications Co., Ltd.	160	464
Feng Tay Enterprises Co., Ltd.	64	259
First Financial Holding Co., Ltd.	1,011	991
Formosa Chemicals & Fibre Corporation	334	327
Formosa Petrochemical Corporation	111	148
Formosa Plastics Corporation	422	536
Fortune Electric Co., Ltd.	23	434
FOXCONN Technology Co., Ltd.	115	267
Fubon Financial Holding Co., Ltd.	795	2,303
Giga-Byte Technology Co., Ltd.	54	533
Global Unichip Corp.	7	311
GlobalWafers Co., Ltd.	20	309
Highwealth Construction Corp.	120	158
HIWIN Technologies Corp.	25	179
Hon Hai Precision Industry Co., Ltd.	1,061	7,543
Hotai Motor Co., Ltd.	43	836
Hua Nan Financial Holdings Co., Ltd.	907	882
Innolux Corporation	707	336
International Games System Co., Ltd.	22	570
Inventec Corporation	271	410
Jentech Precision Industrial Co., Ltd.	8	639
KGI Financial Holding Co., Ltd.	1,408	692
Largan Precision Co., Ltd.	8	619
Lite-On Technology Corporation	195	1,111
Lotes Co., Ltd	8	409
MediaTek Inc.	136	5,891
Mega Financial Holdings Co., Ltd.	1,028	1,434
Micro-Star International Co., Ltd.	60	230
Momo.Com Inc.	7	55
Nan Ya Plastics Corporation	481	625
Nan Ya Technology Corporation (a)	86	207
Nien Made Enterprise Co., Ltd.	15	210
Novatek Microelectronics Corporation	52	730
PEGATRON Corporation	181	422
PharmaEssentia Corp.	28	470
Phison Electronics Corporation	15	350
Pou Chen Corporation	246	234
Powertech Technology Inc.	64	309
President Chain Store Corporation	47	383
Quanta Computer Inc.	252	2,412
Realtek Semiconductor Corporation	42	761
Ruentex Development Co., Ltd.	175	170
Shanghai Commercial & Savings Bank, Ltd., The	367	506
Silergy Corp.	27	230
SinoPac Financial Holdings Company Limited	1,155	950
Synnex Technology International Corporation	116	241
Taiwan Business Bank, Ltd.	600	310
Taiwan Cooperative Bank, Ltd.	986	799
Taiwan High Speed Rail Corporation	142	131
Taiwan Mobile Co., Ltd.	125	447
Taiwan Semiconductor Manufacturing Company Limited	2,121	91,644
Tatung Co.	156	199
TCC Group Holdings Co., Ltd.	624	493
TECO Electric & Machinery Co., Ltd.	133	417
Tripod Technology Corporation	46	455
TS Financial Holding Co., Ltd.	2,081	1,231
Unimicron Technology Corp.	114	572
Uni-President Enterprises Corp.	425	1,095
United Microelectronics Corporation	1,058	1,584
Vanguard International Semiconductor Corporation	94	316
Voltronic Power Technology Corporation	6	184
Walsin Lihwa Corporation	273	234
Wan Hai Lines Ltd.	122	300
Wistron Corporation	255	1,181
Wiwynn Corporation	10	1,099
WPG Holdings Limited	138	300
WT Microelectronics Co., Ltd.	63	292
Yageo Corporation	172	965
Yang Ming Marine Transport Corporation	144	251
Yuanta Financial Holding Co., Ltd	1,114	1,277
Zhen Ding Technology Holding Limited	53	290
		170,246
India 16.8%
ABB India Limited	4	253
ACC Limited	7	141
Adani Energy Solutions Limited (a)	27	267
Adani Enterprises Limited	35	996
Adani Gas Limited	19	137
Adani Green Energy (UP) Limited (a)	35	401
Adani Ports and Special Economic Zone Limited	78	1,247
Adani Power Limited (a)	460	751
Aditya Birla Capital Limited (a)	70	232
Alkem Laboratories Limited	6	379
Ambuja Cements Limited	69	447
Apollo Hospitals Enterprise Limited	9	762
Ashok Leyland Limited	265	427
Asian Paints Limited	64	1,701
Astral Limited	11	171
AU Small Finance Bank Limited (b)	46	378
Aurobindo Pharma Ltd	27	326
Avenue Supermarts Limited (a) (b)	14	694
AWL Agri Business Limited (a)	26	78
Axis Bank Limited	201	2,561
Bajaj Auto Limited	6	599
Bajaj Finance Limited	247	2,776
Bajaj Finserv Limited	33	740
Bajaj Holdings & Investment Limited.	2	346
Bajaj Housing Finance Limited (a)	9	11
Balkrishna Industries Limited	7	177
Bandhan Bank Limited (b)	64	117
Bank of Baroda	85	249
Bank of India	89	124
Berger Paints India Limited	22	130
Bharat Electronics Limited	318	1,452
Bharat Forge Ltd	23	320
Bharat Heavy Electricals Limited	114	307
Bharat Petroleum Corporation Limited	171	658
Bharti Airtel Limited	251	5,315
Bharti Hexacom Limited	7	123
Biocon Limited	42	162
Bosch Limited	1	327
Britannia Industries Ltd	12	802
Canara Bank	167	233
CG Power and Industrial Solutions Limited	58	488
Cholamandalam Investment and Finance Company Limited	38	685
Cipla Limited	52	877
Coal India Ltd.Govt Of India Undertaking	203	895
Colgate-Palmolive (India) Limited	12	300
Container Corporation	30	178
Coromandel International Limited	11	284
CRISIL Limited	2	86
Cummins India Limited	12	544
Dabur India Limited	59	329

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Divis Laboratories Limited	12	752
Dixon Technologies (India) Limited	3	557
DLF Limited	76	610
Dr. Reddy's Laboratories Limited	53	734
Eicher Motors Limited	13	1,049
Eternal Limited (a)	393	1,444
FSN E-Commerce Ventures Private Limited (a)	108	283
GAIL (India) Limited	259	515
GE Vernova T&D India Limited	11	378
GMR Airports Limited (a)	249	246
Godrej Consumer Products Limited	35	457
Godrej Properties Limited (a)	12	271
Grasim Industries Ltd	33	1,023
Havells India Limited	21	348
HCL Technologies Limited	95	1,480
HDFC Asset Management Company Limited	9	558
HDFC Bank Limited	990	10,594
HDFC Life Insurance Company Limited (b)	87	745
Hero MotoCorp Limited	12	730
Hexaware Technologies Limited	10	78
Hindalco Industries Limited	129	1,111
Hindustan Aeronautics Limited	17	921
Hindustan Petroleum Corporation Limited	88	439
Hindustan Unilever Limited	78	2,218
Hitachi Energy India Limited	1	240
Hyundai Motor India Limited	13	377
ICICI Bank Limited	460	6,985
ICICI Lombard General Insurance Company Limited (b)	21	457
ICICI Prudential Life Insurance Company Limited (b)	34	230
IDFC First Bank Limited	490	385
Indian Bank	26	217
Indian Hotels Company Limited, The	82	666
Indian Oil Corporation Limited	351	594
Indian Railway Catering And Tourism Corporation Limited	26	202
Indian Railway Finance Corporation Limited	127	177
Indian Renewable Energy Development Agency Limited (a)	57	95
Indraprastha Gas Limited	63	148
Indus Towers Limited (a)	117	455
IndusInd Bank Ltd. (a)	47	391
Infosys Limited	360	5,831
Interglobe Aviation Limited (b)	15	957
ITC Hotels Limited (a)	87	223
ITC Limited	263	1,190
Jindal Stainless Limited	36	301
Jindal Steel Limited	32	383
Jio Financial Services Limited	268	889
JSW Energy Limited	56	337
JSW Infrastructure Limited	21	76
JSW Steel Limited	111	1,434
Jubilant Foodworks Limited	34	239
Kalyan Jewellers India Limited	40	204
Kotak Mahindra Bank Limited	96	2,165
L&T Technology Services Limited	3	116
Larsen and Toubro Limited	59	2,455
Linde India Limited	2	128
Lloyds Metals and Energy Limited	13	177
Lodha Developers Limited	24	303
LTIMindtree Limited (b)	9	505
Lupin Limited	22	485
Mahindra and Mahindra Limited	87	3,355
Mankind Pharma Limited	10	285
Marico Limited	56	438
Maruti Suzuki India Limited	12	2,094
Max Healthcare Institute Limited	59	741
Mazagon Dock Shipbuilders Limited	6	186
Motilal Oswal Financial Services Limited	17	169
Mphasis Limited	10	299
MRF Limited	—	467
Muthoot Finance Limited	9	306
Nestle India Limited	61	796
NHPC Limited	296	289
NMDC Limited	323	277
NTPC Green Energy Limited (a)	5	5
NTPC Limited	415	1,594
Oberoi Realty Limited	9	169
Oil and Natural Gas Corporation Limited	372	1,006
Oil India Limited	55	256
Oracle Financial Services Software Limited	2	186
Page Industries Limited	1	278
Patanjali Foods Limited	31	198
PB Fintech Limited (a)	32	607
Persistent Systems Limited	10	547
Petronet LNG Limited	67	212
Phoenix Mills Limited, The	18	317
PI Industries Limited	9	351
Pidilite Industries Limited	46	756
Polycab India Limited	6	460
Power Finance Corporation Limited	118	549
Power Grid Corporation of India Limited	393	1,242
Premier Energies Limited	8	95
Prestige Estates Projects Limited	16	279
Procter & Gamble Hygiene and Health Care Limited	1	152
Punjab National Bank	201	257
Rail Vikas Nigam Limited	51	196
REC Limited	103	433
Reliance Industries Limited	638	9,814
Samvardhana Motherson International Limited	425	508
SBI Cards and Payment Services Private Limited	25	244
SBI Life Insurance Company Limited (b)	36	734
Schaeffler India Limited	4	182
Shree Cement Limited	1	473
Shriram Finance Limited	109	754
Siemens Limited	8	291
Solar Industries Limited	2	341
Sona BLW Precision Forgings Limited	33	155
SRF Limited	11	348
State Bank of India	161	1,588
Steel Authority of India Limited	115	175
Sun Pharma Advanced Research Company Limited	100	1,797
Sundaram Finance Limited	8	418
Suzlon Energy Limited (a)	1,072	669
Swiggy Limited (a)	18	85
Tata Communications Limited	11	195
Tata Consultancy Services Limited	89	2,895
Tata Consumer Products Limited	59	751
Tata Elxsi Limited	3	176
Tata Motors Limited	189	1,451
Tata Power Company Limited, The	154	678
Tata Steel Limited	744	1,419
Tata Technologies Limited	13	95
Tech Mahindra Limited	56	889
The Supreme Industries Limited	6	285
Thermax Limited.	3	115
Titan Company Limited	35	1,334
Torrent Pharmaceuticals Ltd	9	369
Torrent Power Limited	18	243
Trent Limited	16	857
Tube Investments of India Limited	11	374
TVS Motor Company Limited	20	787
UltraTech Cement Limited	11	1,539
Union Bank of India	136	213
United Spirits Limited	28	420
UNO Minda Limited	20	295
UPL Limited	45	337
Varun Beverages Limited	124	621
Vedanta Limited	148	778
Vishal Mega Mart Limited (a)	96	161
Vodafone Idea Limited (a)	2,674	246
Voltas Limited	22	337
Waaree Energies Limited (a)	2	69
Wipro Limited	278	750
Yes Bank Limited (a)	1,848	444
Zydus Lifesciences Limited	21	230
		147,317

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
South Korea 10.3%
ALTEOGEN Inc. (a)	3	1,144
Amorepacific Corporation	3	224
Celltrion Inc.	14	1,734
CJ CheilJedang Corp.	1	89
CJ Corporation	1	161
Coway Co., Ltd.	5	325
DB Insurance Co., Ltd.	4	371
Doosan Bobcat Inc.	5	184
Doosan Enerbility Co., Ltd. (a)	38	1,723
EcoPro BM Co., Ltd. (a)	4	344
Ecopro Co., Ltd	8	272
EcoPro Materials Co., Ltd. (a)	2	70
GS Holdings Corp.	7	232
Hana Financial Group Inc.	25	1,533
Hanjin Kal Co., Ltd.	2	155
Hankook Tire & Technology Co., Ltd	6	177
Hanmi Science Co., Ltd.	1	175
HANMI Semiconductor Co., Ltd.	4	285
Hanwha Aerospace Co., Ltd.	3	2,424
Hanwha Ocean Co., Ltd. (a)	10	796
Hanwha Solutions Corporation	9	189
HD Hyundai Co., Ltd.	4	422
HD Hyundai Electric Co., Ltd.	2	839
HD Hyundai Heavy Industries Co., Ltd.	2	742
HD Hyundai Marine Solution Co., Ltd.	1	112
HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	4	1,165
HLB Co., Ltd (a)	11	294
HMM Co., Ltd.	26	367
HYBE Co., Ltd.	2	370
Hyundai Glovis Co., Ltd.	3	377
Hyundai Mobis Co., Ltd.	5	1,160
Hyundai Motor Company	13	1,961
Hyundai Rotem Company	6	1,012
Industrial Bank of Korea	21	288
Kakao Corp.	27	1,138
Kakao Pay Corp. (a)	2	75
KakaoBank Corp.	31	532
KB Financial Group Inc.	32	2,642
KIA Corporation	22	1,547
Korea Aerospace Industries, Ltd.	7	514
Korea Electric Power Corp	22	554
Korea Investment Holdings Co., Ltd.	4	391
Korea Zinc Co., Ltd.	1	584
Korean Air Lines Co., Ltd.	16	265
Krafton, Inc. (a)	3	554
KT&G Corporation	9	883
LG Chem, Ltd.	4	802
LG CNS Co., Ltd.	3	131
LG Corp.	8	434
LG Display Co., Ltd. (a)	23	237
LG Electronics Inc.	9	496
LG Energy Solution Ltd. (a)	4	915
LG H&H Co., Ltd.	1	154
LG Uplus Corp.	18	202
Meritz Financial Group Inc.	7	583
Mirae Asset Securities Co., Ltd.	17	255
NAVER Corporation	13	2,407
Netmarble Corp.	2	88
NH Investment & Securities Co., Ltd.	12	171
Orion Incorporation	2	140
POSCO Future M Co., Ltd. (a)	3	264
POSCO Holdings Inc.	6	1,224
POSCO ICT Company Ltd.	4	54
Posco International Corporation	4	145
Samsung Biologics Co., Ltd. (a)	2	1,133
Samsung C&T Corporation	7	925
Samsung Card Co., Ltd.	2	69
Samsung Electro-Mechanics Co., Ltd.	5	642
Samsung Electronics Co., Ltd.	419	25,187
Samsung Engineering Co., Ltd.	13	249
Samsung Fire & Marine Insurance Co., Ltd.	3	824
Samsung Heavy Industries Co., Ltd (a)	58	908
Samsung Life Insurance Co., Ltd.	9	982
Samsung SDI Co., Ltd.	5	766
Samsung SDS Co., Ltd.	3	400
Samsung Securities Co., Ltd.	5	262
Shinhan Financial Group Co., Ltd.	39	1,977
SK Biopharmaceuticals Co., Ltd. (a)	3	194
SK Hynix Inc.	48	11,830
SK Inc.	3	479
SK Innovation Co., Ltd.	6	410
SK Square Co., Ltd. (a)	7	1,020
SK Telecom Co., Ltd.	9	355
SKC Co., Ltd. (a)	1	103
S-Oil Corporation	4	162
Woori Financial Group Inc.	58	1,075
Yuhan Corporation	5	419
		90,468
Saudi Arabia 3.2%
Acwa Power Company	12	707
ADES Holding Company	38	167
Al Nahdi Medical Co	4	131
Al Rajhi Banking and Investment Corporation	171	4,888
Alinma Bank	106	756
Almarai Company	42	562
Arab National Bank	81	534
Arabian Internet and Communications Services Co.	2	164
Bank AlBilad	66	509
Bank Aljazira	65	221
Banque Saudi Fransi	111	530
BUPA Arabia for Cooperative Insurance Company	7	324
Dar AL-Arkan Real Estate Development Company (a)	45	241
Dr Sulaiman Al Habib For Medical Service Group Company (Closed Joint Stock)	9	660
Elm Company	2	530
Etihad Etisalat Company	34	614
Jabal Omar Development Company (a)	49	254
Jarir Marketing Company	43	160
Makkah Construction & Development Company	8	190
Mouwasat Medical Services Co.	10	188
Rabigh Refining and Petrochemical Company (a)	41	81
Riyad Bank	131	951
SAL Saudi Logistics Services Company	2	107
Santana Mining Inc. (a)	110	1,872
Saudi Arabian Fertilizer Company	21	662
Saudi Arabian Oil Company (b)	508	3,338
Saudi Aramco Base Oil Company Luberef	5	116
Saudi Basic Industries Corporation	79	1,305
Saudi British Bank	86	733
Saudi Electricity Company	62	251
Saudi Industrial Investment Group	32	162
Saudi International Petrochemical Company (Sipchem)	26	141
Saudi National Bank, The	257	2,691
Saudi Research & Marketing Group (a)	3	148
Saudi Tadawul Group Holding Company	5	270
Saudi Telecom Company	164	1,931
Savola Group (a)	9	58
The Company For Cooperative Insurance	5	197
The Saudi Investment Bank	48	185
Umm Al Qura For Development And Construction Company (a)	40	264
Yanbu National Petrochemical Company	19	182
		27,975
South Africa 3.0%
ABSA Group	71	746
Aspen Pharmacare Holdings Limited (c)	34	189
Bid Corporation	29	732
Bidvest Group, The	30	366
Capitec Bank Holdings	8	1,687
Clicks Group	21	429
Discovery	47	531
FirstRand Limited	484	2,177
Gold Fields Limited	78	3,283
Harmony Gold Mining Company	49	885
Impala Platinum Holdings Limited	76	967
Kumba Iron Ore Ltd (b)	6	106

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Mr Price Group	24	288
MTN Group	150	1,257
Naspers Limited - Class N	14	4,997
Nedbank Group Limited	41	502
Northam Platinum Limited	31	499
OM Residual UK Ltd	385	297
Pepkor Holdings (b)	170	240
Rand Merchant Investment Holdings Limited	71	293
Remgro	47	456
Sanlam	161	778
Shoprite Holdings (c)	41	656
Sibanye Stillwater (a) (c)	243	689
Standard Bank Group	113	1,544
Valterra Platinum	16	1,129
Vodacom Group	48	370
Woolworths Holdings Limited	76	221
		26,314
Brazil 2.4%
Alupar Investimento S.A.	18	109
Ambev S.A.	370	839
B3 S.A. - Brasil, Bolsa, Balcao	453	1,135
Banco Bradesco S/A.	138	393
Banco BTG Pactual S/A	127	1,150
Banco do Brasil S.A.	149	615
Banco Santander (Brasil) S.A.	20	112
BB Seguridade Participacoes S.A.	55	343
Caixa Seguridade Participacoes S/A	51	144
Centrais Eletricas Brasileiras S/A - Eletrobras	87	858
Cia De Saneamento Basico Do Estado De Sao Paulo SABESP	40	989
Companhia Energetica de Minas Gerais-CEMIG	35	97
Companhia Paranaense De Energia	75	170
CPFL Energia S/A	18	129
CSN Mineracao S.A.	64	67
Embraer S.A.	60	898
Energisa S.A.	25	238
ENGIE Brasil Energia S.A.	25	192
Equatorial Energia S.A.	113	784
Hapvida Participacoes E Investimentos S/A (b)	27	181
Itausa S.A.	99	217
Klabin S.A.	76	258
Localiza Rent A Car S/A	81	603
Motiva Infraestrutura De Mobilidade S.A.	94	263
Neoenergia S.A.	48	257
Petroleo Brasileiro S/A Petrobras.	324	2,047
Porto Seguro S/A	17	159
Prio S.A. (a)	72	518
Raia Drogasil S.A.	112	387
Rede D'or Sao Luiz S.A.	113	897
Rumo S.A.	86	257
Suzano S.A.	60	564
Telefonica Brasil S.A.	69	444
TIM S.A.	71	311
Vale S.A.	318	3,439
Vibra Energia S/A	95	440
WEG S.A.	137	939
		21,443
United Arab Emirates 2.3%
Abu Dhabi Commercial Bank PJSC	258	1,025
Abu Dhabi Islamic Bank	125	744
Abu Dhabi National Oil Company	236	245
Abu Dhabi Ports Company PJSC (a)	72	74
Adnoc Drilling Company PJSC	218	334
ADNOC Logistics & Services PLC	115	182
AFORTI Holding S.A. (a)	269	256
Aldar Properties - P J S C	339	877
Alpha Dhabi Holding	139	399
Dubai Electricity and Water Authority	764	564
Dubai Islamic Bank (P S C) Br.	249	651
Emaar Development LLC	79	289
Emaar Properties PJSC	544	1,937
Emirates Integrated Telecommunications Company PJSC	75	187
Emirates NBD Bank (P.J.S.C)	219	1,455
Emirates Telecommunications Group Company (Etisalat Group) PJSC	303	1,554
First Abu Dhabi Bank P.J.S.C.	386	1,645
International Holdings Limited (a)	65	7,040
Multipleplay Group PJSC (a)	260	206
Pure Health Holding L.L.C	296	230
Salik Company P.J.S.C. (b)	178	292
Talabat Holding PLC	407	124
		20,310
Mexico 1.9%
America Movil, S.A.B. De C.V.	1,551	1,628
Arca Continental S.A.B. de C.V.	40	419
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver	227	336
Becle, S.A.B. de C.V. (c)	35	37
CEMEX S.A.B. de C.V. - Series A	1,253	1,126
Coca-Cola FEMSA, S.A.B. de C.V.	43	359
El Puerto De Liverpool, S.A.B. De C.V.	12	59
Fomento Economico Mexicano, S.A. B. De C.V.	180	1,771
Gmexico Transportes, S.A.B. De C.V. (c)	43	83
GRUMA, S.A.B. de C.V. - Class B	15	285
Grupo Aeroportuario Del Pacifico, S.A.B. de C.V.	33	785
Grupo Aeroportuario del Sureste, S.A.B. de C.V. - Class B	15	495
Grupo Bimbo S.A.B. de C.V. - Class A (c)	114	405
Grupo Carso, S.A.B. De C.V. (c)	50	358
Grupo Comercial Chedraui, S.A.B. de C.V.	23	186
Grupo Financiero Banorte, S.A.B. de C.V.	245	2,456
Grupo Financiero Inbursa, S.A.B. de C.V.	212	586
Grupo Mexico, S.A.B. de C.V. - Class B	282	2,455
Industrias Penoles, S.A.B. de C.V. (a)	16	736
Kimberly - Clark De Mexico S.A.B. De C.V. - Class A (c)	124	260
Promotora y Operadora de Infraestructura, S.A.B. de C.V.	14	195
Wal-Mart de Mexico, S.A.B. de C.V.	434	1,340
		16,360
Malaysia 1.5%
99 Speed Mart Retail Holdings Berhad	143	94
Ammb Holdings Berhad	250	336
Axiata Group Berhad	162	103
Celcomdigi Berhad	340	298
CIMB Group Holdings Berhad	726	1,269
Gamuda Berhad	483	636
Genting Berhad	177	123
Hong Leong Bank Berhad	66	320
Hong Leong Financial Group Berhad	19	76
IHH Healthcare Berhad	204	366
IOI Corporation Berhad	256	240
KLCC Property Holdings Berhad	46	94
Kuala Lumpur Kepong Berhad	44	215
Kumpulan Sime Darby Berhad	234	127
Malayan Banking Berhad	650	1,532
Maxis Communications Berhad	289	249
MISC Berhad	174	303
Mr D.I.Y. Group (M) Berhad	318	124
Nestle (Malaysia) Berhad	6	130
Petronas Chemicals Group Berhad	233	235
PETRONAS Dagangan Berhad	30	165
PETRONAS Gas Berhad	83	365
PPB Group Berhad	70	169
Press Metal Berhad	347	488
Public Bank Berhad	1,345	1,384
QL Resources Berhad	176	182
RHB Bank Berhad	327	513
Sime Darby Plantation Berhad	198	246
Sunway City SDN. BHD.	233	313
Telekom Malaysia Berhad	214	361
Tenaga Nasional Berhad	395	1,241
Westports Holdings Berhad	96	122
YTL Corporation Berhad	452	299
YTL Power International Berhad	228	228
		12,946

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Indonesia 1.3%
Aneka Tambang (Persero), PT Tbk	654	125
PT Alamtri Resources Indonesia Tbk	767	78
PT Amman Mineral Internasional (a)	692	301
PT Astra International	1,665	578
PT Bank Central Asia Tbk	4,878	2,234
PT Bank Mandiri (Persero) Tbk	3,140	832
PT Bank Negara Indonesia (persero)	1,251	309
PT Bank Permata (d)	152	54
PT Bank Rakyat Indonesia (Persero) Tbk	5,731	1,343
PT Barito Pacific Tbk (a)	2,273	514
PT Barito Renewables Energy	1,398	791
PT Chandra Asri Petrochemical	805	375
PT Charoen Pokphand Indonesia Tbk	659	185
PT Dayamitra Telekomunikasi	1,118	39
PT Dian Swastatika Sentosa (a)	133	852
PT Golden Energy Mines	57	31
PT Goto Gojek Tokopedia (a)	72,656	236
PT Indofood Cbp Sukses Makmur	190	108
PT Indofood Sukses Makmur	398	173
PT Indosat	529	56
PT Kalbe Farma Tbk	1,693	115
PT Mayora Indah Tbk	280	34
PT Merdeka Copper Gold Tbk (a)	1,079	138
PT Multipolar Technology Tbk	11	95
PT Pantai Indah Kapuk Dua	125	106
PT Petrindo Jaya Kreasi	1,520	148
PT Sumber Alfaria Trijaya	1,308	152
PT Telekomunikasi Indonesia (Persero) Tbk	4,148	766
PT Tower Bersama Infrastructure Tbk	191	20
PT Trimegah Bangun Persada	864	62
PT Unilever Indonesia, Tbk	576	62
PT United Tractors	133	214
		11,126
Thailand 1.2%
Advanced Info Service PLC. - NVDR	18	164
Advanced Info Service PLC.	83	744
Airports of Thailand Public Company Limited	190	238
Airports of Thailand Public Company Limited - NVDR (c)	213	267
Bangkok Bank Public Company Limited - NVDR (c)	35	163
Bangkok Dusit Medical Services Public Company Limited.	433	274
Bangkok Expressway and Metro Public Company Limited	199	32
Bangkok Expressway and Metro Public Company Limited - NVDR	367	58
Berli Jucker Public Company Limited - NVDR	114	72
Berli Jucker Public Company Limited	8	5
BTS Group Holdings Public Company Limited (a)	171	16
BTS Group Holdings Public Company Limited - NVDR (a)	371	35
Bumrungrad Hospital Public Company Limited - NVDR	28	150
Bumrungrad Hospital Public Company Limited	9	50
Central Pattana Public Company Limited	62	107
Central Pattana Public Company Limited - NVDR	70	121
Central Retail Corporation Public Company Limited - NVDR (c)	70	47
Central Retail Corporation Public Company Limited	193	131
Charoen Pokphand Foods Public Company Limited (c)	234	161
CP ALL Public Company Limited - NVDR (c)	184	268
CP ALL Public Company Limited	245	358
CP Axtra Public Company Limited - NVDR (c)	142	99
Delta Electronics (Thailand) Public Company Ltd.	416	2,050
Global Power Synergy Public Company Limited	49	59
Gulf Energy Development Public Company Limited - NVDR (a)	252	339
Gulf Energy Development Public Company Limited (a)	397	535
Home Product Center Public Company Limited	426	98
Indorama Ventures Public Company Limited - NVDR (c)	188	130
Kasikornbank Public Company Limited	87	449
Krungthai Bank Public Company Limited	455	349
Krungthai Card Public Company Limited	12	11
Krungthai Card Public Company Limited - NVDR (c)	134	124
Minor International Public Company Limited - NVDR (c)	54	39
Minor International Public Company Limited	164	117
Muangthai Capital Public Company Limited	92	116
PTT Exploration And Production Public Company Limited	131	468
PTT Oil And Retail Business Public Company Limited - NVDR (c)	383	168
PTT Public Company Limited	420	431
PTT Public Company Limited - NVDR (c)	294	302
SCB X Public Company Limited - NVDR	68	269
SCB X Public Company Limited	16	64
Thai Life Insurance Public Company Limited - NVDR	270	88
The Siam Cement Public Company Limited	26	188
TMB Bank Thanachart Public Company Limited (c)	4,104	241
		10,195
Kuwait 0.8%
Boubyan Bank K.S.C.P	140	324
Gulf Bank K.S.C.P.	234	269
Kuwait Finance House KSCP	1,165	3,034
Mabanee Company (K.P.S.C)	63	205
Mobile Telecommunications Company. K.S.C.P	214	360
National Bank of Kuwait K.S.C.	762	2,648
		6,840
Qatar 0.8%
Dukhan Bank (Q.P.S.C)	245	239
Industries Qatar (Q.P.S.C)	259	889
Masraf Al Rayan	544	356
Mesaieed Petrochemical Holding Company (Q.P.S.C)	408	146
Ooredoo (Q.P.S.C)	99	371
Qatar Electricity & Water Company (Q.P.S.C)	52	226
Qatar Gas Transport Company Ltd.	318	401
Qatar International Islamic Bank (Q.P.S.C)	107	318
Qatar Islamic Bank (Q.P.S.C.)	157	1,033
Qatar National Bank (Q.P.S.C)	392	2,003
The Commercial Bank (Q.P.S.C)	267	337
WOQOD (Q.P.S.C)	71	293
		6,612
Hong Kong 0.6%
BOC Hong Kong (Holdings) Limited	324	1,523
C&D International Investment Group Limited	67	153
Central New Energy Holding Group Limited (a) (b)	118	131
China Resources Beer (Holdings) Company Limited	133	470
China Resources Power Holdings Company Limited (c)	179	411
Chow Tai Fook Jewellery Group Limited (c)	153	305
Giant Biogene Holding Co Ltd	37	272
Guangdong Investment Limited	220	200
Hanergy Thin Film Power Group Limited (a) (d)	3,098	—
Kingboard Holdings Limited	53	190
Kingboard Laminates Holdings Limited	46	73
Orient Overseas (International) Limited	11	179
Sino Biopharmaceutical Limited	827	866
Xinyi Glass Holdings Limited	133	154
Zhejiang Leapmotor Technology Co., Ltd. - Class H (a)	60	515
		5,442
Greece 0.6%
Alpha Bank S.A. (a)	185	785
Eurobank Ergasias Services And Holdings S.A. - Class R	219	845
Greek Organisation of Football Prognostics S.A. - Class R	15	360
Hellenic Duty Free Shops Single Member S.A. - Class R (a) (d)	9	—
Hellenic Telecommunications Organization S.A. - Class R	15	293
Jumbo S.A. - Class R	10	331
Metlen Energy & Metals PLC (a)	9	503
Motor Oil (Hellas) Corinth Refineries S.A. - Class R	6	187

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
National Bank of Greece S.A. - Class R	72	1,046
Piraeus Financial Holdings S.A. - Class R	68	577
Public Power Corporation S.A. - Class R	16	259
		5,186
Turkey 0.5%
Akbank Turk Anonim Sirketi - Class A	266	401
Aselsan Inc. - Class A	110	571
BIM Birlesik Magazalar Anonim Sirketi - Class A	39	508
Coca-Cola Icecek Anonim Sirketi - Class A	77	85
Enka Insaat Ve Sanayi Anonim Sirketi - Class A	74	125
Eregli Demir Ve Celik Fabrikalari Turk Anonim Sirketi - Class A	272	192
Ford Otomotiv Sanayi Anonim Sirketi - Class A	59	140
Haci Omer Sabanci Holding Anonim Sirketi - Class A	108	225
KOC Holding Anonim Sirketi - Class A	62	256
Petrokent Turizm A.S. (a)	13	70
SASA Polyester Sanayi A.S. - Class A (a)	967	87
Tofas Turk Otomobil Fabrikasi A.S. - Class A	9	58
Turk Hava Yollari Anonim Ortakligi - Class A	62	470
Turk Telekomunikasyon Anonim Sirketi - Class A (a)	31	38
Turkcell Iletisim Hizmetleri A.S. - Class A	113	267
Turkiye Garanti Bankasi Anonim Sirketi - Class A	59	198
Turkiye Is Bankasi Anonim Sirketi	—	28
Turkiye Is Bankasi Anonim Sirketi - Class C	694	236
Turkiye Petrol Rafinerileri Anonim Sirketi Tupras - Class A	73	326
Turkiye Sise Ve Cam Fabrikalari Anonim Sirketi - Class A	115	103
Turkiye Vakiflar Bankasi T.A.O. - Class A (a)	137	85
Yapi ve Kredi Bankasi A.S. - Class A (a)	263	215
		4,684
Chile 0.4%
Banco de Chile	3,882	590
Banco de Credito e Inversiones	9	405
Banco Santander Chile	5,002	332
Cencosud S.A.	114	323
Compania Sud Americana de Vapores S.A.	1,357	71
Empresas CMPC S.A.	97	144
Empresas Copec S.A.	39	282
Enel Americas S.A.	1,971	199
Enel Chile S.A.	2,183	169
Falabella S.A.	109	649
LATAM Airlines Group S.A.	19,340	440
Plaza S.A.	54	145
Quinenco S.A.	28	125
		3,874
Philippines 0.4%
Aboitiz Equity Ventures, Inc.	191	98
Aboitiz Power Corporation	86	61
Ayala Corporation	22	186
Ayala Land Inc.	491	206
Bank of The Philippine Islands	187	370
BDO Unibank, Inc.	182	415
Emperador Inc.	227	64
International Container Terminal Services, Inc.	72	585
Jollibee Foods Corporation	44	162
Manila Electric Company	26	240
Metropolitan Bank & Trust Company	128	149
Monde Nissin Corporation	405	47
PLDT Inc.	7	130
San Miguel Corporation	45	45
SM Investments Corporation	43	542
SM Prime Holdings, Inc.	966	374
Universal Robina Corporation	56	68
		3,742
Hungary 0.3%
MOL Magyar Olaj- es Gazipari Nyilvanosan Mukodo Reszvenytarsasag	31	253
OTP Bank Nyrt.	19	1,620
Richter Gedeon Vegyeszeti Gyar Nyilvanosan Mukodo Rt.	11	349
		2,222
United States of America 0.2%
BeOne Ltd. - Class A (a)	1	23
BeOne Medicines AG (a) (b)	65	1,730
		1,753
Peru 0.2%
Credicorp Ltd.	6	1,515
Inretail Peru Corp. (b)	2	59
		1,574
Czech Republic 0.1%
CEZ, a. s. (c)	14	883
Komercni banka, a.s.	6	324
		1,207
Colombia 0.1%
Ecopetrol S.A.	427	195
Grupo Cibest S.A.	22	343
Grupo Energia Bogota S.A. E.S.P.	277	207
Interconexion Electrica S.A. E.S.P.	44	263
		1,008
Egypt 0.0%
Commercial International Bank Egypt S.A.E	161	339
Luxembourg 0.0%
Reinet Investments S.C.A.	11	329
Singapore 0.0%
BOC Aviation Limited (b)	20	181
Australia 0.0%
Yancoal Australia Ltd (c)	32	111
Russian Federation 0.0%
Bank VTB (Publichnoe Aktsionernoe Obshchestvo) (a) (b) (d)	680,515	—
Joint Stock Company Alrosa (Public Joint Stock Company) (a) (b) (d)	346	—
Public Joint Stock Company Federal Hydrogenerating Company - Rushydro (a) (b) (d)	13,159	—
Public Joint Stock Company Gazprom (a) (b) (d)	1,618	—
Public Joint Stock Company Inter RAO UES (a) (b) (d)	4,398	—
Public Joint Stock Company Magnit (a) (b) (d)	10	—
Public Joint Stock Company Magnitogorsk Metallurgical Works (a) (b) (d)	241	—
Public Joint Stock Company Mining And Metallurgical Company Norilsk Nickel (a) (b) (d)	782	—
Public Joint Stock Company Mobile Telesystems (a) (b) (d)	115	—
Public Joint Stock Company Novatek (a) (b) (d)	131	—
Public Joint Stock Company Novolipetsk Metallurgical Plant (a) (b) (d)	167	—
Public Joint Stock Company Oil Company Lukoil (a) (b) (d)	49	—
Public Joint Stock Company Oil Company Rosneft (a) (b) (d)	301	—
Public Joint Stock Company Phosagro (a) (b) (d)	6	—
Public Joint Stock Company Phosagro (a) (b) (d)	—	—
Public Joint Stock Company PIK-Specialized Homebuilder (a) (b) (d)	15	—
Public Joint Stock Company Polyus (a) (b) (d)	4	—
Public Joint Stock Company Rostelecom (a) (b) (d)	157	—
Public Joint Stock Company Sberbank of Russia (a) (b) (d)	1,458	—
Public Joint Stock Company Severstal (a) (b) (d)	27	—
Public Joint Stock Company Surgutneftegaz (a) (b) (d)	1,157	—
Public Joint Stock Company Tatneft Named After V.D. Shashin (a) (b) (d)	220	—
Public Joint Stock Society Moscow Exchange MICEX-RTS (a) (b) (d)	189	—
United Company RUSAL PLC (a) (b) (d)	320	—
Total Common Stocks (cost $737,773)		864,795
PREFERRED STOCKS 1.7%
Brazil 1.1%
Banco Bradesco S/A. (f)	456	1,517
Centrais Eletricas Brasileiras S/A - Eletrobras - Series B	23	236
Companhia Energetica de Minas Gerais-CEMIG	168	349

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Companhia Paranaense De Energia - Series B	100	244
Gerdau S.A.	109	340
Itau Unibanco Holding S.A. (f)	461	3,378
Itausa S.A.	542	1,173
Petroleo Brasileiro S/A Petrobras. (f)	402	2,367
		9,604
South Korea 0.5%
Hyundai Motor Company, 1.00% (g)	2	193
Hyundai Motor Company, 2.00% (g)	3	335
LG Chem, Ltd., 1.00% (g)	1	65
LG Electronics Inc.	2	61
Mirae Asset Securities Co., Ltd., 2.70% (g)	15	103
Samsung Electronics Co., Ltd., 1.00% (g)	72	3,415
Samsung Fire & Marine Insurance Co., Ltd.	—	28
		4,200
Colombia 0.1%
Grupo Aval Acciones y Valores S.A.	403	67
Grupo Cibest S.A.	40	516
Grupo de Inversiones Suramericana S.A.	11	96
		679
Chile 0.0%
Sociedad Quimica Y Minera De Chile S.A. - Series B	13	541
India 0.0%
TVS Motor Company Limited (a) (h)	87	10
Russian Federation 0.0%
Public Joint Stock Company Sberbank of Russia (a) (b) (d)	126	—
Public Joint Stock Company Surgutneftegaz (a) (b) (d)	1,025	—
Public Joint Stock Company Tatneft Named After V.D. Shashin (a) (b) (d)	9	—
Total Preferred Stocks (cost $15,501)		15,034
SHORT TERM INVESTMENTS 1.1%
Investment Companies 0.6%
JNL Government Money Market Fund - Class I, 4.04% (i) (j)	5,007	5,007
Securities Lending Collateral 0.5%
JNL Government Money Market Fund - Class SL, 4.14% (i) (j)	4,362	4,362
Total Short Term Investments (cost $9,369)		9,369
Total Investments 101.3% (cost $762,643)		889,198
Other Derivative Instruments 0.0%		25
Other Assets and Liabilities, Net (1.3)%		(11,190)
Total Net Assets 100.0%		878,033

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of September 30, 2025.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2025, the value and the percentage of net assets of these securities was $210 and 0.0% of the Fund.

(f) Convertible security.

(g) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(h) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(i) Investment in affiliate.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL Emerging Markets Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.04% - Class I	8,915	83,829	87,737	181	—	—	5,007	0.6
JNL Government Money Market Fund, 4.14% - Class SL	1,109	24,613	21,360	97	—	—	4,362	0.5
	10,024	108,442	109,097	278	—	—	9,369	1.1

JNL Emerging Markets Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alibaba Group Holding Limited	04/26/21	30,612	35,820	4.1
AU Small Finance Bank Limited	04/28/21	269	378	—
Avenue Supermarts Limited	04/28/21	577	694	0.1
Baidu, Inc. - Class A	06/18/21	4,323	3,148	0.4
Bandhan Bank Limited	04/28/21	273	117	—
Bank VTB (Publichnoe Aktsionernoe Obshchestvo)	04/26/21	600	—	—
BeOne Medicines AG	04/26/21	1,478	1,730	0.2
BOC Aviation Limited	04/26/21	165	181	—
Central New Energy Holding Group Limited	06/20/25	125	131	—
CGN Power Co., Ltd. - Class H	04/26/21	257	314	—
Chifeng Jilong Gold Mining Co., Ltd. - Class H	06/20/25	59	61	—
China Feihe Limited	04/26/21	923	180	—
China International Capital Corporation Limited - Class H	04/26/21	309	399	0.1
China Literature Limited	04/26/21	319	179	—
China Merchants Securities Co., Ltd. - Class H	03/21/25	50	61	—
China Resources Mixc Lifestyle Services Limited	06/18/21	303	273	—
China Resources Pharmaceutical Group Limited	06/16/23	145	100	—
China Zheshang Bank Co., Ltd. - Class H	06/16/23	50	44	—
Fuyao Glass Industry Group Co., Ltd. - Class H	04/26/21	240	523	0.1
Ganfeng Lithium Group Co., Ltd. - Class H	04/26/21	448	196	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL Emerging Markets Index Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Guotai Haitong Financial Holdings Limited - Class H	04/26/21	380	416	0.1
Haidilao International Holding Ltd.	04/26/21	438	224	—
Hansoh Pharmaceutical Group Company Limited	04/26/21	453	425	0.1
Hapvida Participacoes E Investimentos S/A	02/14/22	863	181	—
HDFC Life Insurance Company Limited	04/28/21	801	745	0.1
Hua Hong Semiconductor Limited	09/15/23	154	546	0.1
Huatai Securities Co., Ltd. - Class H	04/26/21	202	284	—
ICICI Lombard General Insurance Company Limited	04/28/21	414	457	0.1
ICICI Prudential Life Insurance Company Limited	04/28/21	242	230	—
Innovent Biologics, Inc. - Class B	04/26/21	754	1,602	0.2
Inretail Peru Corp.	05/19/21	93	59	—
Interglobe Aviation Limited	04/28/21	457	957	0.1
JD Health International Inc.	08/25/21	937	778	0.1
Joint Stock Company Alrosa (Public Joint Stock Company)	04/26/21	532	—	—
Kuaishou Technology	06/18/21	2,492	2,732	0.3
Kumba Iron Ore Ltd	04/26/21	198	106	—
Laopu Gold Co., Ltd. - Class H	06/20/25	325	284	—
LTIMindtree Limited	04/28/21	490	505	0.1
Meituan - Class B	04/26/21	9,459	6,233	0.7
New Oriental Education & Technology Group Inc.	06/16/23	523	658	0.1
Nongfu Spring Co., Ltd. - Class H	04/26/21	845	1,094	0.1
Orient Securities Company Limited - Class H	05/20/21	57	92	—
Pepkor Holdings	05/19/21	204	240	—
POP MART International Group Limited	12/15/23	198	1,976	0.2
Postal Savings Bank of China Co., Ltd. - Class H	04/26/21	432	528	0.1
Public Joint Stock Company Federal Hydrogenerating Company - Rushydro	04/26/21	143	—	—
Public Joint Stock Company Gazprom	11/23/21	3,743	—	—
Public Joint Stock Company Inter RAO UES	10/07/21	271	—	—
Public Joint Stock Company Magnit	04/26/21	1,595	—	—
Public Joint Stock Company Magnitogorsk Metallurgical Works	04/26/21	225	—	—
Public Joint Stock Company Mining And Metallurgical Company Norilsk Nickel	04/26/21	1,209	—	—
Public Joint Stock Company Mobile Telesystems	04/26/21	568	—	—
Public Joint Stock Company Novatek	04/26/21	1,740	—	—
Public Joint Stock Company Novolipetsk Metallurgical Plant	04/26/21	361	—	—
Public Joint Stock Company Oil Company Lukoil	04/26/21	3,119	—	—
Public Joint Stock Company Oil Company Rosneft	04/26/21	1,923	—	—
Public Joint Stock Company Phosagro	07/01/21	1	—	—
Public Joint Stock Company Phosagro	05/19/21	322	—	—
Public Joint Stock Company PIK-Specialized Homebuilder	12/17/21	222	—	—
Public Joint Stock Company Polyus	04/26/21	454	—	—
Public Joint Stock Company Rostelecom	04/26/21	207	—	—
Public Joint Stock Company Sberbank of Russia	04/26/21	481	—	—
Public Joint Stock Company Sberbank of Russia	04/26/21	4,445	—	—
Public Joint Stock Company Severstal	06/25/21	411	—	—
Public Joint Stock Company Surgutneftegaz	04/26/21	561	—	—
Public Joint Stock Company Surgutneftegaz	04/26/21	563	—	—
Public Joint Stock Company Tatneft Named After V.D. Shashin	04/26/21	66	—	—
Public Joint Stock Company Tatneft Named After V.D. Shashin	04/26/21	1,466	—	—
Public Joint Stock Society Moscow Exchange MICEX-RTS	04/26/21	375	—	—
Qingdao Port International Co., Ltd. - Class H	04/26/21	45	66	—
Salik Company P.J.S.C.	12/16/22	120	292	—
Saudi Arabian Oil Company	04/26/21	4,194	3,338	0.4
SBI Life Insurance Company Limited	04/28/21	474	734	0.1
Shandong Gold Group Co., Ltd. - Class H	04/26/21	133	307	—
Shanghai Junshi Biosciences Co., Ltd. - Class H	06/20/25	35	54	—
Shenwan Hongyuan Group Co., Ltd. - Class H	05/20/21	22	35	—
Smoore International Holdings Limited	04/26/21	1,136	349	—
Tongcheng-Elong Holdings Limited	04/26/21	210	322	—
United Company RUSAL PLC	04/26/21	230	—	—
WuXi AppTec Co., Ltd. - Class H	04/26/21	343	460	0.1
Xiaomi Corporation	12/20/24	6,090	10,250	1.2
Yadea Group Holdings Ltd	12/16/22	181	193	—
ZTO Express (Cayman) Inc.	06/21/21	1,064	684	0.1
		102,216	82,965	9.4

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL Emerging Markets Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets Index	112	December 2025	7,567	25	48

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Emerging Markets Index Fund
Assets - Securities
Common Stocks	52,988	811,703	104	864,795
Preferred Stocks	10,283	4,751	—	15,034
Short Term Investments	9,369	—	—	9,369
	72,640	816,454	104	889,198
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	48	—	—	48
	48	—	—	48

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL International Index Fund
COMMON STOCKS 96.9%
Japan 23.8%
Advantest Corporation	116	11,525
AEON Co., Ltd. (a)	416	5,045
AGC Inc.	32	1,037
Aisin Corporation (a)	93	1,616
Ajinomoto Co., Inc.	154	4,389
ANA Holdings Inc.	25	491
Asahi Group Holdings, Ltd.	234	2,813
Asahi Kasei Corporation	214	1,684
ASICS Corporation	115	3,002
Astellas Pharma Inc. (a)	278	3,014
Bandai Namco Holdings Inc.	101	3,374
Bridgestone Corporation	86	3,995
Canon Inc.	142	4,164
Capcom Co., Ltd.	51	1,395
Central Japan Railway Company	155	4,436
Chubu Electric Power Co., Ltd.	117	1,628
Chugai Pharmaceutical Co., Ltd.	103	4,497
Concordia Financial Group, Ltd.	179	1,373
Dai Nippon Printing Co., Ltd.	75	1,274
Daifuku Co., Ltd.	54	1,757
Dai-ichi Life Holdings, Inc.	580	4,570
Daiichi Sankyo Company, Limited	295	6,623
Daikin Industries, Ltd.	46	5,362
Daito Trust Construction Co., Ltd.	50	1,114
Daiwa House Industry Co., Ltd.	97	3,499
Daiwa Securities Group Inc. (a)	217	1,762
DENSO Corporation	288	4,138
DISCO Corporation	14	4,450
East Japan Railway Company	169	4,138
Eisai Co., Ltd.	41	1,395
ENEOS Holdings, Inc.	413	2,621
FANUC Corporation	147	4,228
Fast Retailing Co., Ltd.	29	8,823
Fuji Electric Co., Ltd.	20	1,369
FUJIFILM Holdings Corporation	187	4,652
Fujikura Ltd.	40	3,906
Fujitsu Limited	280	6,574
Hankyu Hanshin Holdings, Inc.	38	1,122
Hikari Tsushin,Inc.	2	501
Hitachi Construction Machinery Co., Ltd.	14	445
Hitachi, Ltd.	714	18,903
Honda Motor Co., Ltd. (a)	635	6,555
Hoshizaki Corporation	17	653
HOYA Corporation	54	7,488
Hulic Co., Ltd.	90	986
Idemitsu Kosan Co., Ltd.	129	881
IHI Corporation	165	3,080
Inpex Corporation	137	2,468
Isuzu Motors Limited (a)	91	1,150
ITOCHU Corporation	223	12,676
Japan Airlines Co., Ltd.	24	476
Japan Exchange Group, Inc.	165	1,839
Japan Post Bank Co., Ltd.	285	3,493
Japan Post Holdings Co., Ltd.	273	2,710
Japan Post Insurance Co., Ltd.	28	784
Japan Real Estate Investment Corporation	1	955
Japan Tobacco Inc.	176	5,774
JFE Holdings, Inc.	97	1,185
Kajima Corporation	74	2,150
Kao Corporation	72	3,149
Kawasaki Heavy Industries, Ltd. (a)	25	1,667
Kawasaki Kisen Kaisha, Ltd. (a)	54	773
KDDI Corporation	457	7,272
Keyence Corporation	29	10,897
Kikkoman Corporation (a)	135	1,147
Kirin Holdings Company, Limited	127	1,855
Kobe Bussan Co., Ltd.	21	577
Komatsu Ltd.	143	4,996
Konami Group Corporation	14	1,948
Kubota Corporation	180	2,266
KYOCERA Corporation	221	2,969
Kyowa Kirin Co., Ltd.	36	556
Lasertec Co., Ltd. (a)	13	1,718
LINEYahoo! Corporation	438	1,410
M3, Inc.	73	1,183
Makita Corporation	40	1,305
Marubeni Corporation	260	6,488
MatsukiyoCocokara & Co.	60	1,227
McDonald's Holdings Company (Japan), Ltd.	12	504
Meiji Holdings Co., Ltd.	40	821
Minebeamitsumi Inc. (a)	56	1,060
Mitsubishi Chemical Group Corporation (a)	218	1,255
Mitsubishi Corporation	605	14,442
Mitsubishi Electric Corporation	324	8,357
Mitsubishi Estate Co., Ltd.	199	4,575
Mitsubishi HC Capital Inc. (a)	125	1,038
Mitsubishi Heavy Industries, Ltd.	525	13,751
Mitsubishi UFJ Financial Group, Inc.	1,785	28,771
Mitsui & Co., Ltd.	404	10,042
Mitsui Fudosan Co., Ltd.	433	4,727
Mitsui O.S.K. Lines, Ltd. (a)	54	1,645
Mizuho Bank, Ltd.	33	729
Mizuho Financial Group, Inc.	392	13,171
MonotaRO Co., Ltd.	36	530
MS&AD Insurance Group Holdings, Inc.	219	4,972
Murata Manufacturing Co., Ltd.	290	5,512
Nec Corporation	198	6,348
NEXON Co., Ltd.	64	1,396
Nidec Corporation	158	2,816
Nintendo Co., Ltd.	183	15,811
Nippon Building Fund Inc.	1	1,214
Nippon Paint Holdings Co., Ltd. (a)	147	1,004
Nippon Sanso Holdings Corporation (a)	32	1,138
Nippon Steel Corporation	816	3,357
Nippon Telegraph and Telephone Corporation	4,324	4,525
Nippon Yusen Kabushiki Kaisha (a)	68	2,328
Nissan Motor Co., Ltd. (b)	328	806
Nissin Food Holdings Co., Ltd. (a)	34	647
Niterra Co., Ltd.	30	1,173
Nitori Holdings Co., Ltd. (a)	64	1,229
Nitto Denko Corporation (a)	109	2,586
Nomura Holdings, Inc.	455	3,336
Nomura Research Institute, Ltd.	67	2,568
Obayashi Corporation	109	1,790
OBIC Co., Ltd.	51	1,774
Olympus Corporation	178	2,249
OMRON Corporation (a)	28	772
Ono Pharmaceutical Co., Ltd. (a)	72	827
Oracle Corporation Japan	5	480
Oriental Land Co., Ltd. (a)	174	4,194
ORIX Corporation	179	4,668
Osaka Gas Co., Ltd.	60	1,753
Otsuka Corporation	35	741
Otsuka Holdings Co., Ltd.	72	3,821
Pan Pacific International Holdings Corporation	409	2,692
Panasonic Holdings Corporation	348	3,767
Rakuten Group, Inc. (b)	226	1,464
Recruit Holdings Co., Ltd.	225	12,047
Renesas Electronics Corporation	250	2,883
Resona Holdings, Inc.	348	3,549
Ricoh Company, Ltd.	83	732
SBI Holdings, Inc.	47	2,051
SCREEN Holdings Co., Ltd.	15	1,367
SCSK Corporation	23	674
Secom Co., Ltd.	65	2,379
Sekisui Chemical Co., Ltd.	64	1,200
Sekisui House, Ltd.	99	2,247
Seven & I Holdings Co., Ltd.	343	4,600
SG Holdings Co., Ltd. (a)	62	637
Shimadzu Corporation	45	1,130
Shimano Inc.	13	1,433
Shimizu Corporation (a)	84	1,175
Shin-Etsu Chemical Co., Ltd.	295	9,682
Shionogi & Co., Ltd.	129	2,275
Shiseido Company, Limited	60	1,027
SMC Corporation	9	2,666

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
SoftBank Corp.	4,411	6,491
SoftBank Group Corp.	147	18,510
Sompo Holdings, Inc.	147	4,563
Sony Financial Group Inc.	949	1,053
Sony Group Corporation	949	27,304
Square Enix Holdings Co., Ltd.	38	819
Subaru Corporation. (a)	89	1,811
Sumitomo Corporation	191	5,541
Sumitomo Electric Industries, Ltd.	121	3,443
Sumitomo Metal Mining Co., Ltd.	43	1,390
Sumitomo Mitsui Financial Group, Inc.	605	17,013
Sumitomo Mitsui Trust Group, Inc.	112	3,241
Sumitomo Realty & Development Co., Ltd. (a)	73	3,243
Suntory Beverage & Food Limited	18	555
Suzuki Motor Corporation	288	4,200
Sysmex Corporation	85	1,045
T&D Holdings, Inc.	75	1,840
Taisei Corporation	27	1,869
Takeda Pharmaceutical Company Limited	244	7,178
TDK Corporation	299	4,339
Terumo Corporation	231	3,820
The Chiba Bank, Ltd. (a)	107	1,126
The Kansai Electric Power Company, Incorporated	161	2,310
TIS Inc.	38	1,267
Toho Co., Ltd. (a)	18	1,157
Tokio Marine Holdings, Inc.	299	12,668
Tokyo Century Corporation	27	349
Tokyo Electric Power Company Holdings, Inc. (b)	235	1,101
Tokyo Electron Limited	69	12,417
Tokyo Gas Co., Ltd.	56	2,006
Tokyu Corporation (a)	91	1,109
TOPPAN Holdings Inc.	43	1,096
Toray Industries, Inc.	230	1,466
Toyo Suisan Kaisha, Ltd.	15	1,095
Toyota Industries Corporation	28	3,137
Toyota Motor Corporation	1,792	34,238
Toyota Tsusho Corporation	109	3,013
Trend Micro Incorporated	20	1,088
Unicharm Corporation	179	1,160
West Japan Railway Company (a)	72	1,579
Yakult Honsha Co., Ltd. (a)	48	784
Yamaha Motor Co., Ltd.	149	1,118
Yaskawa Electric Corporation	41	883
Yokogawa Electric Corporation	39	1,129
Zensho Holdings Co., Ltd.	15	987
ZOZO, Inc. (a)	56	516
		722,407
United Kingdom 14.8%
3i Group PLC	152	8,366
Admiral Group PLC	36	1,630
Anglo American PLC	167	6,301
Associated British Foods PLC	46	1,269
AstraZeneca PLC	243	37,111
Auto Trader Group PLC	142	1,513
Aviva PLC	476	4,393
BAE Systems PLC	462	12,833
Barclays PLC	2,206	11,309
Barratt Redrow PLC	192	1,010
BP P.L.C.	2,423	13,904
British American Tobacco P.L.C.	306	16,268
BT Group PLC	978	2,512
Bunzl Public Limited Company	48	1,508
Centrica PLC	783	1,761
Coca-Cola Europacific Partners PLC	34	3,047
Compass Group PLC	266	9,077
Convatec Group PLC (c)	268	834
Croda International Public Limited Company	19	684
CVC Capital Partners PLC	122	2,136
Diageo PLC	346	8,264
Entain PLC	100	1,173
Experian PLC	144	7,229
Fiat Chrysler Automobiles N.V.	313	2,911
GSK PLC	636	13,639
Haleon PLC	1,411	6,303
Halma Public Limited Company	58	2,711
Hikma Pharmaceuticals Public Limited Company	21	481
Hiscox Ltd.	56	1,025
Howden Joinery Group PLC	87	984
HSBC Holdings PLC	2,724	38,440
ICG PLC	45	1,335
Imperial Brands PLC	128	5,438
Informa PLC	184	2,278
InterContinental Hotels Group PLC	24	2,878
International Consolidated Airlines Group S.A.	546	2,837
Intertek Group PLC	25	1,593
J Sainsbury PLC	267	1,202
JD Sports Fashion PLC	410	526
Kingfisher PLC	256	1,064
Land Securities Group PLC	115	904
Legal & General Group PLC	881	2,831
Lloyds Banking Group PLC	9,488	10,727
London Stock Exchange Group PLC	74	8,449
M&G PLC	347	1,180
Melrose Industries PLC	188	1,537
Mondi PLC	72	996
National Grid PLC	772	11,073
NatWest Group PLC	1,203	8,455
Next PLC	18	3,057
NMC Health PLC (d)	12	—
Pearson PLC	105	1,490
Persimmon Public Limited Company	48	743
Phoenix Group Holdings PLC	116	1,009
Prudential Public Limited Company	380	5,316
Reckitt Benckiser Group PLC	107	8,212
Relx PLC	288	13,740
Rentokil Initial PLC	379	1,918
Rightmove PLC	122	1,162
Rio Tinto PLC	166	10,965
Rolls-Royce Holdings PLC	1,307	20,993
Schroders PLC	133	673
SEGRO Public Limited Company	201	1,767
Severn Trent PLC	42	1,448
Shell PLC - Class A	915	32,732
Smith & Nephew PLC	137	2,486
Smiths Group PLC	51	1,623
Spirax Group PLC	11	1,008
SSE PLC	173	4,050
Standard Chartered PLC	292	5,654
Taylor Wimpey PLC	584	809
Tesco PLC	1,011	6,068
The Berkeley Group Holdings PLC	15	775
The Sage Group PLC.	148	2,193
Unilever PLC	384	22,673
United Utilities PLC	105	1,627
Vodafone Group Public Limited Company	3,213	3,731
Weir Group PLC(The)	39	1,427
Whitbread PLC	26	1,107
Wise PLC - Class A (b)	108	1,499
WPP 2012 Limited	165	821
		448,705
France 10.2%
Aeroports de Paris	5	718
Airbus SE	91	21,322
Amundi (c)	9	722
AXA	266	12,749
Biomerieux S.A.	7	941
BNP Paribas	160	14,670
Bollore SE	100	569
Bouygues	28	1,271
Bureau Veritas (a)	49	1,538
Capgemini	26	3,833
Compagnie de Saint-Gobain	72	7,781
Compagnie Generale des Etablissements Michelin	106	3,823
Credit Agricole S.A.	174	3,436
Danone	100	8,730
Dassault Aviation	3	894
Dassault Systemes	103	3,458
Engie	273	5,849

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
EssilorLuxottica	49	15,860
Hermes International	5	13,033
Kering (a)	11	3,624
L'Air Liquide, societe anonyme pour l'Etude et l'Exploitation des procedes Georges Claude	90	18,786
Legrand	41	6,722
L'Oreal	38	16,418
LVMH Moet Hennessy Louis Vuitton	40	24,592
Orange	288	4,679
Pernod Ricard	31	3,065
Publicis Groupe S.A.	36	3,427
Safran	54	19,180
Sanofi	174	16,381
Sartorius Stedim Biotech	4	851
Schneider Electric SE	85	23,837
Societe Generale	110	7,280
Thales	14	4,535
TotalEnergies SE	317	19,330
Veolia Environnement	101	3,438
VINCI	79	10,979
		308,321
Germany 9.0%
Adidas AG - Class N	28	5,917
Allianz SE	60	25,302
BASF SE - Class N	141	7,043
Bayer Aktiengesellschaft - Class N	143	4,759
Bayerische Motoren Werke Aktiengesellschaft	45	4,537
Beiersdorf Aktiengesellschaft	15	1,518
BioNTech SE - ADR (b)	14	1,421
COMMERZBANK Aktiengesellschaft	136	5,148
Continental Aktiengesellschaft	17	1,100
Daimler Truck Holding AG	73	3,014
Deutsche Bank Aktiengesellschaft - Class N	276	9,779
Deutsche Borse Aktiengesellschaft - Class N	29	7,744
Deutsche Post AG - Class N	149	6,677
Deutsche Telekom AG - Class N	520	17,744
E.ON SE - Class N	343	6,477
Elia Group	7	788
Fresenius SE & Co. KGaA	64	3,571
Hannover Ruck SE - Class N	9	2,824
Heidelberg Materials AG	20	4,547
Henkel AG & Co. KGaA	17	1,258
Infineon Technologies AG - Class N	198	7,765
Mercedes-Benz Group AG - Class N	109	6,851
MERCK Kommanditgesellschaft auf Aktien	21	2,656
MTU Aero Engines AG - Class N	8	3,591
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft in Munchen - Class N	20	13,081
Rheinmetall Aktiengesellschaft	7	16,326
RWE Aktiengesellschaft	107	4,746
SAP SE	161	43,044
Siemens Aktiengesellschaft - Class N	115	31,183
Siemens Energy AG (b)	105	12,371
Siemens Healthineers AG (c)	43	2,309
Symrise AG	20	1,726
Talanx Aktiengesellschaft	9	1,224
Vonovia SE	128	4,003
		272,044
Switzerland 7.5%
ABB Ltd - Class N	248	17,926
Alcon AG	77	5,718
Chocoladefabriken Lindt & Sprungli AG - Class N	—	2,402
Coca-Cola HBC AG	32	1,503
Compagnie Financiere Richemont S.A.	84	16,066
EMS-Chemie Holding AG	1	715
Galderma Group AG	19	3,373
Geberit AG - Class N	5	3,869
Givaudan S.A. - Class N	1	5,206
Glencore PLC	1,524	7,007
Holcim AG	78	6,612
Julius Bar Gruppe AG - Class N	31	2,161
Kuhne & Nagel International AG	7	1,346
Lonza Group AG	11	7,301
Nestle S.A. - Class N	402	36,913
Novartis AG - Class N	290	37,159
Partners Group Holding AG	3	4,369
Roche Holding AG	5	1,560
Sandoz Group AG	64	3,817
Schindler Holding AG - Class N	3	1,132
SGS S.A.	24	2,479
Sika AG	25	5,617
Sonova Holding AG	8	2,104
Straumann Holding AG - Class N	17	1,830
Swiss Life Holding AG - Class N	4	4,702
Swiss Re AG	46	8,508
Swisscom AG - Class N	4	2,850
UBS Group AG	445	18,394
Zurich Insurance Group AG - Class N	22	15,759
		228,398
Australia 6.8%
ANZ Group Holdings Limited	467	10,285
Aristocrat Leisure Limited	97	4,484
ASX Limited	30	1,175
Atlas Arteria Limited	154	502
Australian Pipeline Trust	210	1,236
BHP Group Limited	757	21,270
BlueScope Steel Limited	67	1,011
Brambles Limited	216	3,553
Cochlear Limited	10	1,810
Coles Group Limited	209	3,229
Commonwealth Bank of Australia	262	28,978
Computershare Limited	85	2,030
CSL Limited	76	9,944
DEXUS Funds Management Limited	158	752
Fortescue Ltd	251	3,103
Goodman Funding Pty Ltd	301	6,563
GPT Management Holdings Limited	288	1,027
Insurance Australia Group Limited	376	2,040
Macquarie Group Limited	57	8,269
Medibank Private Limited	425	1,357
Mirvac Limited	646	973
National Australia Bank Limited	480	14,036
Northern Star Resources Ltd	225	3,562
Orica Limited	79	1,109
Origin Energy Limited	270	2,241
Pro Medicus Limited	8	1,683
Qantas Airways Limited	110	798
QBE Insurance Group Limited	233	3,183
Ramsay Health Care Limited	30	629
REA Group Ltd (a)	8	1,196
Reece Limited	48	359
Rio Tinto Limited	59	4,732
Santos Limited	468	2,085
Scentre Group Limited	815	2,204
SEEK Limited	53	993
SGH Limited	31	1,024
Sigma Healthcare Ltd	871	1,716
Sonic Healthcare Limited	71	1,014
South32 Limited	699	1,271
Stockland Corporation Ltd	355	1,443
Suncorp Group Limited	171	2,300
Telstra Corporation Limited	607	1,939
The Lottery Corporation Limited	362	1,410
TPG Corporation Limited	49	163
Transurban Holdings Limited	487	4,454
Vicinity Centres RE Ltd	594	994
Wesfarmers Limited	178	10,867
Westpac Banking Corporation	541	13,959
Whsp Holdings Ltd	52	1,331
WiseTech Global Limited	27	1,618
Woodside Energy Group Ltd	293	4,467
Woolworths Group Limited	188	3,332
		205,703
Netherlands 4.4%
Adyen N.V. (b) (c)	5	7,306
Akzo Nobel N.V.	27	1,905
ASM International N.V.	7	4,183
ASML Holding N.V.	62	59,911

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
DSM-Firmenich AG	38	3,273
Exor Nederland N.V.	14	1,332
HAL Trust	5	870
Heineken Holding N.V.	21	1,412
Heineken N.V.	44	3,447
ING Groep N.V.	462	12,066
JDE Peet's N.V.	25	918
Koninklijke Ahold Delhaize N.V.	138	5,590
Koninklijke KPN N.V.	612	2,943
Koninklijke Philips N.V.	122	3,331
NN Group N.V.	41	2,888
Prosus N.V. - Class N	205	14,514
STMicroelectronics N.V.	100	2,827
Wolters Kluwer N.V. - Class C	36	4,924
		133,640
Spain 3.4%
ACS, Actividades de Construccion y Servicios, S.A.	32	2,552
AENA, S.M.E., S.A.	115	3,149
Amadeus IT Holding, S.A. (c)	68	5,420
Banco Bilbao Vizcaya Argentaria, S.A.	901	17,363
Banco Santander, S.A.	2,327	24,363
CaixaBank, S.A.	561	5,912
Cellnex Telecom, S.A. (c)	88	3,058
Endesa, S.A.	49	1,569
Ferrovial SE	70	4,033
Iberdrola, Sociedad Anonima	957	18,131
Industria de Diseno Textil, S.A.	173	9,570
Naturgy Energy Group S.A.	16	483
Redeia Corporacion S.A.	66	1,277
Repsol S.A.	178	3,159
Telefonica, S.A. (a)	705	3,633
		103,672
Sweden 3.3%
AB Sagax - Class B	35	735
AB Sagax - Class D	20	74
Aktiebolaget Industrivarden - Class A	18	711
Aktiebolaget Industrivarden - Class C (a)	25	1,007
Aktiebolaget SKF - Class B	55	1,379
Aktiebolaget Volvo - Class A	28	799
Aktiebolaget Volvo - Class B	242	6,954
Alfa Laval AB	43	1,947
ASSA ABLOY AB - Class B (a)	165	5,739
Atlas Copco Aktiebolag - Class A	404	6,846
Atlas Copco Aktiebolag - Class B	237	3,564
Axfood AB	15	459
Boliden AB (b)	45	1,829
Castellum Aktiebolag (a)	62	705
Epiroc Aktiebolag - Class A	98	2,077
Epiroc Aktiebolag - Class B	61	1,149
EQT AB (c)	110	3,832
Essity Aktiebolag (publ) - Class A	4	109
Essity Aktiebolag (publ) - Class B	93	2,434
Evolution AB (publ) (c)	28	2,341
Fastighets AB Balder - Class B (b)	109	781
G&L Beijer Ref AB - Class B	60	938
H & M Hennes & Mauritz AB - Class B (a)	76	1,420
Hexagon Aktiebolag - Class B	329	3,929
Holmen Aktiebolag - Class B	13	488
Indutrade Aktiebolag	44	1,006
Investmentaktiebolaget Latour - Class B	24	563
Investor Aktiebolag - Class A	90	2,802
Investor Aktiebolag - Class B	284	8,904
L E Lundbergforetagen Aktiebolag (publ) - Series B	12	637
Lifco AB (Publ) - Class B	35	1,198
NIBE Industrier AB - Class B	255	1,005
Nordnet AB	23	655
SAAB Aktiebolag - Class B	57	3,482
Sandvik Aktiebolag	153	4,281
Securitas AB - Class B	81	1,215
Skandinaviska Enskilda Banken AB - Class A	210	4,116
Skandinaviska Enskilda Banken AB - Class C	4	86
Skanska AB - Class B	52	1,345
SSAB AB - Class A	36	216
SSAB AB - Class B	93	540
Svenska Cellulosa Aktiebolaget SCA - Class B	72	955
Svenska Handelsbanken AB - Class A	216	2,817
Svenska Handelsbanken AB - Class B (a)	6	129
Swedbank AB - Class A	155	4,688
Swedish Orphan Biovitrum AB (Publ) (b)	26	804
Tele2 AB - Class B	85	1,452
Telefonaktiebolaget LM Ericsson - Class A	10	85
Telefonaktiebolaget LM Ericsson - Class B	400	3,321
Telia Company AB	370	1,412
Trelleborg AB - Class B	32	1,200
		101,160
Italy 3.2%
A2a S.P.A.	219	575
Assicurazioni Generali Societa' Per Azioni	141	5,540
Banca Mediolanum SpA	34	684
Banco BPM Societa' Per Azioni	208	3,117
Buzzi S.p.A.	12	661
Davide Campari-Milano N.V. (a)	93	590
DiaSorin S.p.A.	4	315
ENEL - SPA	1,214	11,526
Eni S.P.A. (a)	304	5,322
Ferrari N.V.	19	9,289
Finecobank Banca Fineco S.P.A.	93	2,024
Hera S.p.A.	148	667
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A. (c)	50	584
Intesa Sanpaolo S.p.A.	2,432	16,098
Leonardo S.p.A.	63	4,028
Mediobanca Banca di Credito Finanziario Societa' Per Azioni	89	1,799
Moncler S.p.A.	34	1,985
Nexi S.p.A.	74	421
Pirelli & C. S.p.A. (c)	55	374
Poste Italiane - Societa' Per Azioni (c)	67	1,602
Prysmian S.p.A.	44	4,410
Recordati Industria Chimica E Farmaceutica S.P.A. In Breve Recordati S.P.A.	16	969
Snam S.p.A.	337	2,028
Telecom Italia S.p.A.	1,855	973
Terna - Rete Elettrica Nazionale Societa Per Azioni	222	2,253
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A.	242	18,438
		96,272
Denmark 1.9%
A.P. Moller - Maersk A/S - Class A	—	841
A.P. Moller - Maersk A/S - Class B	1	1,161
Carlsberg A/S - Class B	14	1,659
Coloplast A/S - Class B	23	1,944
Danske Bank A/S	102	4,338
DSV A/S	30	5,947
Genmab A/S (b)	10	3,015
Novo Nordisk A/S - Class B	497	27,455
Novozymes A/S - Class B	54	3,285
Orsted A/S (a) (b) (c)	22	384
Pandora A/S	12	1,581
Tryg A/S	48	1,228
Vestas Wind Systems A/S	155	2,945
		55,783
Hong Kong 1.8%
AIA Group Limited	1,637	15,642
Budweiser Brewing Company APAC Limited (a) (c)	258	275
CK Asset Holdings Limited	307	1,489
CK Hutchison Holdings Limited	422	2,780
CK Infrastructure Holdings Limited	92	602
CLP Holdings Limited	286	2,367
Hang Seng Bank, Limited	107	1,629
Henderson Land Development Company Limited	201	705
HKT Trust	524	776
Hong Kong And China Gas Company Limited -The-	1,696	1,472
Hong Kong Exchanges and Clearing Limited	188	10,660
Jardine Matheson Holdings Limited	31	1,935
Link Real Estate Investment Trust	402	2,063
MTR Corporation Limited	232	789
Power Assets Holdings Limited	211	1,334

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Sino Land Company Limited	562	711
Sun Hung Kai Properties Limited	264	3,154
Swire Pacific Limited - Class A	46	385
Swire Pacific Limited - Class B	130	195
Swire Properties Limited	173	490
Techtronic Industries Company Limited	225	2,868
WH Group Limited (c)	1,194	1,294
Wharf (Holdings) Limited, The	155	444
Wharf Real Estate Investment Company Limited	220	651
		54,710
Singapore 1.3%
Capitaland Ascendas REIT	577	1,249
Capitaland Group Pte. Ltd.	801	1,423
Capitaland Investment Limited	349	730
DBS Group Holdings Ltd	320	12,674
Genting Singapore Limited	934	532
Jardine Cycle & Carriage Limited	9	198
Keppel Ltd.	223	1,543
Mapletree Commercial Trust Treasury Company Pte. Ltd. (c)	395	438
Oversea-Chinese Banking Corporation Limited	509	6,497
Singapore Airlines Limited	209	1,057
Singapore Exchange Limited	128	1,639
Singapore Technologies Engineering Ltd	243	1,625
Singapore Telecommunications Limited	1,275	4,087
United Overseas Bank Limited	209	5,621
Wilmar International Limited	296	654
		39,967
Belgium 1.1%
Ackermans	3	872
Ageas SA/NV	26	1,778
Anheuser-Busch InBev	153	9,148
Argenx SE (b)	9	6,771
Colruyt Group (a)	5	202
D'Ieteren Group	3	622
Groep Brussel Lambert	13	1,141
KBC Groep	39	4,660
Lotus Bakeries	—	623
Sofina (a)	2	684
Syensqo	11	881
UCB	19	5,235
Warehouses De Pauw	28	709
		33,326
Finland 1.1%
Elisa Oyj	22	1,151
Fortum Oyj	68	1,291
Kesko Oyj - Class A	15	322
Kesko Oyj - Class B	41	864
Kone Corporation - Class B	56	3,807
Metso Oyj	109	1,497
Neste Oyj	67	1,230
Nokia Oyj	790	3,791
Nordea Bank Abp	468	7,684
Orion Oyj - Class A	5	345
Orion Oyj - Class B	16	1,252
Sampo Oyj - Class A	392	4,501
Stora Enso Oyj - Class R	96	1,060
UPM-Kymmene Oyj	81	2,220
Wartsila Oyj Abp	76	2,270
		33,285
Israel 0.7%
Azrieli Group Ltd.	5	488
Bank Hapoalim B.M.	208	4,226
Bank Leumi Le-Israel B.M.	239	4,708
Elbit Systems Ltd.	4	1,914
ICL Group Ltd	118	737
Israel Discount Bank Limited	192	1,892
Mizrahi Tefahot Bank Ltd	22	1,423
Nice Ltd (b)	10	1,415
Teva Pharmaceutical Industries Ltd (b)	180	3,652
		20,455
Norway 0.6%
Aker BP ASA	47	1,185
DNB Bank ASA	116	3,173
Equinor ASA	105	2,562
Gjensidige Forsikring ASA	28	822
Kongsberg Gruppen ASA	69	2,219
Mowi ASA	70	1,476
Norsk Hydro ASA	200	1,363
Orkla ASA	105	1,094
SalMar ASA	10	558
Storebrand ASA	66	1,012
Telenor ASA	98	1,627
Var Energi ASA	133	446
Vend Marketplaces ASA - Class A	10	341
Vend Marketplaces ASA - Class B	16	520
Yara International ASA	25	916
		19,314
Poland 0.4%
Allegro.eu (b) (c)	106	1,036
Bank Polska Kasa Opieki - Spolka Akcyjna	33	1,574
Dino Polska Spolka Akcyjna (b) (c)	72	866
ING Bank Slaski Spolka Akcyjna	5	446
KGHM Polska Miedz Spolka Akcyjna (b)	20	893
LPP Spolka Akcyjna	—	1,002
Orlen S.A.	92	2,182
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna	136	2,638
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	84	1,255
Santander Bank Polska Spolka Akcyjna	5	715
		12,607
United States of America 0.4%
Ashtead Group Public Limited Company	67	4,503
James Hardie Industries Public Limited Company - CHESS	91	1,711
Universal Music Group N.V.	147	4,254
		10,468
Austria 0.3%
Andritz AG	10	695
BAWAG Group AG (c)	12	1,598
Erste Group Bank AG	47	4,563
OMV Aktiengesellschaft	22	1,160
Raiffeisen Bank International AG	21	728
Telekom Austria Aktiengesellschaft	17	184
Verbund AG	10	728
		9,656
Ireland 0.2%
DCC Public Limited Company (a)	15	952
Kerry Group Public Limited Company - Class A	23	2,097
Kingspan Group Public Limited Company	24	2,035
		5,084
Portugal 0.2%
EDP Renovaveis, S.A.	41	550
EDP, S.A.	444	2,112
Galp Energia, SGPS, S.A. - Class B	66	1,259
Jeronimo Martins, SGPS, S.A.	43	1,039
		4,960
New Zealand 0.1%
Auckland International Airport Limited	249	1,135
Fisher & Paykel Healthcare Corporation Limited	87	1,852
Meridian Energy Limited	201	651
		3,638
Luxembourg 0.1%
ArcelorMittal (a)	66	2,370
Tenaris S.A.	58	1,046
		3,416
China 0.1%
WuXi Biologics (Cayman) Inc. (b) (c)	549	2,896
Macau 0.1%
Galaxy Entertainment Group Limited	352	1,936
Sands China Ltd.	338	942
		2,878
Chile 0.1%
Antofagasta PLC	54	1,996

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Mexico 0.0%
Fresnillo PLC	28	892
Russian Federation 0.0%
Evraz PLC (b) (c) (d)	82	—
Total Common Stocks (cost $2,192,126)		2,935,653
PREFERRED STOCKS 1.6%
Switzerland 1.3%
Chocoladefabriken Lindt & Sprungli AG	—	2,398
Roche Holding AG	108	35,829
Schindler Holding AG	6	2,437
		40,664
Germany 0.3%
Bayerische Motoren Werke Aktiengesellschaft	8	739
Dr. Ing. h.c. F. Porsche Aktiengesellschaft	17	834
Henkel AG & Co. KGaA (e)	24	1,944
Sartorius Aktiengesellschaft	4	880
Volkswagen Aktiengesellschaft (e)	32	3,521
		7,918
Italy 0.0%
Telecom Italia S.p.A.	970	562
Total Preferred Stocks (cost $46,751)		49,144
RIGHTS 0.0%
Denmark 0.0%
Orsted A/S (a) (b)	329	327
Total Rights (cost $917)		327
SHORT TERM INVESTMENTS 0.4%
Investment Companies 0.2%
JNL Government Money Market Fund - Class I, 4.04% (f) (g)	7,350	7,350
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 4.14% (f) (g)	5,145	5,145
Total Short Term Investments (cost $12,495)		12,495
Total Investments 98.9% (cost $2,252,289)		2,997,619
Other Derivative Instruments (0.0)%		(50)
Other Assets and Liabilities, Net 1.1%		34,111
Total Net Assets 100.0%		3,031,680

(a) All or a portion of the security was on loan as of September 30, 2025.

(b) Non-income producing security.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(e) Convertible security.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL International Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.04% - Class I	12,805	897,127	902,582	674	—	—	7,350	0.2
JNL Government Money Market Fund, 4.14% - Class SL	2,432	114,682	111,969	246	—	—	5,145	0.2
	15,237	1,011,809	1,014,551	920	—	—	12,495	0.4

JNL International Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen N.V.	04/26/21	9,293	7,306	0.2
Allegro.eu	06/18/21	1,197	1,036	—
Amadeus IT Holding, S.A.	04/26/21	4,422	5,420	0.2
Amundi	04/26/21	765	722	—
BAWAG Group AG	04/26/21	864	1,598	0.1
Budweiser Brewing Company APAC Limited	04/26/21	795	275	—
Cellnex Telecom, S.A.	04/26/21	4,143	3,058	0.1
Convatec Group PLC	04/26/21	836	834	—
Dino Polska Spolka Akcyjna	06/18/21	675	866	—
EQT AB	04/26/21	3,133	3,832	0.1
Evolution AB (publ)	04/26/21	3,194	2,341	0.1
Evraz PLC	04/26/21	631	—	—
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A.	04/26/21	588	584	—
Mapletree Commercial Trust Treasury Company Pte. Ltd.	04/26/21	615	438	—
Orsted A/S	04/26/21	1,037	384	—
Pirelli & C. S.p.A.	04/26/21	326	374	—
Poste Italiane - Societa' Per Azioni	04/26/21	907	1,602	0.1
Siemens Healthineers AG	06/18/21	2,463	2,309	0.1
WH Group Limited	04/26/21	1,035	1,294	0.1
WuXi Biologics (Cayman) Inc.	12/17/21	4,345	2,896	0.1
		41,264	37,169	1.2

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL International Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro STOXX 50 Price Index	230	December 2025	EUR	12,626	16	139
FTSE 100 Index	54	December 2025	GBP	5,060	17	26
S&P/ASX 200 Index	25	December 2025	AUD	5,552	(6)	(4)
Topix Index	61	December 2025	JPY	1,911,865	4	28
					31	189

JNL International Index Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	HSB	12/17/25	AUD	3,132	2,074	(8)
EUR/USD	HSB	12/17/25	EUR	8,848	10,435	5
EUR/USD	SCB	12/17/25	EUR	7,749	9,138	(6)
GBP/USD	CIT	12/17/25	GBP	1,219	1,639	(14)
GBP/USD	SCB	12/17/25	GBP	3,164	4,257	(4)
JPY/USD	CIT	12/17/25	JPY	1,246,839	8,499	(22)
USD/EUR	HSB	12/17/25	EUR	(3,801)	(4,483)	(32)
USD/HKD	CIT	10/03/25	HKD	(4,195)	(539)	—
USD/JPY	RBC	12/17/25	JPY	(611,741)	(4,170)	—
					26,850	(81)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL International Index Fund
Assets - Securities
Common Stocks	4,468	2,931,185	—	2,935,653
Preferred Stocks	—	49,144	—	49,144
Rights	—	327	—	327
Short Term Investments	12,495	—	—	12,495
	16,963	2,980,656	—	2,997,619
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	193	—	—	193
Open Forward Foreign Currency Contracts	—	5	—	5
	193	5	—	198
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(4)	—	—	(4)
Open Forward Foreign Currency Contracts	—	(86)	—	(86)
	(4)	(86)	—	(90)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL Mid Cap Index Fund
COMMON STOCKS 99.0%
Industrials 22.8%
AAON, Inc. (a)	71	6,598
Acuity Brands, Inc.	32	11,019
Advanced Drainage Systems, Inc.	75	10,399
AECOM	140	18,220
AeroVironment, Inc. (b)	34	10,563
AGCO Corporation	65	6,983
Alaska Air Group, Inc. (b)	120	5,995
American Airlines Group Inc. (a) (b)	690	7,756
API Group Corporation (b)	390	13,391
Applied Industrial Technologies, Inc.	40	10,482
ATI Inc. (b)	145	11,808
Avis Budget Group, Inc. (a) (b)	18	2,918
Brink's Company, The	44	5,190
BWXT Government Group, Inc.	96	17,767
Caci International Inc. - Class A (b)	23	11,552
Carlisle Companies Incorporated	45	14,793
Chart Industries, Inc. (b)	46	9,285
Clean Harbors, Inc. (b)	53	12,315
CNH Industrial N.V.	939	10,185
Comfort Systems USA, Inc.	37	30,627
Concentrix Corporation	47	2,161
Core & Main, Inc. - Class A (b)	201	10,827
Crane Company	52	9,548
Curtiss-Wright Corporation	40	21,569
Donaldson Company, Inc.	123	10,105
EnerSys	40	4,493
ESAB Corporation	61	6,773
ExlService Holdings, Inc. (b)	169	7,428
Exponent, Inc.	54	3,722
Flowserve Corporation	139	7,381
Fluor Corporation (b)	169	7,109
Fortune Brands Innovations, Inc.	126	6,729
FTI Consulting, Inc. (b)	34	5,446
GATX Corporation	38	6,611
Genpact Limited	172	7,209
Graco Inc.	175	14,873
GXO Logistics Inc. (b)	120	6,329
Hexcel Corporation	85	5,314
Insperity, Inc.	37	1,830
ITT Inc.	82	14,657
KBR, Inc.	136	6,424
Kirby Corporation (b)	58	4,850
Knight-Swift Transportation Holdings Inc. - Class A	171	6,761
Kratos Defense & Security Solutions, Inc. (b)	178	16,254
Landstar System, Inc.	37	4,478
Lincoln Electric Holdings, Inc.	58	13,722
MasTec, Inc. (b)	65	13,756
Maximus, Inc.	59	5,420
Middleby Corporation, The (b)	49	6,464
Mine Safety Appliances Company, LLC	38	6,607
MSC Industrial Direct Co., Inc. - Class A	49	4,477
Mueller Industries, Inc.	116	11,779
Nextracker LLC - Class A (b)	156	11,534
Nvent Electric Public Limited Company	170	16,739
Oshkosh Corporation	67	8,692
Owens Corning	88	12,444
Parsons Corporation (b)	57	4,704
Paylocity Holding Corporation (b)	47	7,560
RB Global, Inc.	196	21,205
RBC Bearings Incorporated (b)	33	12,934
Regal Rexnord Corporation	70	9,989
Ryder System, Inc.	43	8,129
Saia, Inc. (b)	28	8,456
Science Applications International Corporation	50	4,956
Sensata Technologies Holding PLC	155	4,730
Simpson Manufacturing Co., Inc.	44	7,348
Terex Corporation	69	3,564
Tetra Tech, Inc.	276	9,208
Timken Company, The	67	5,027
Toro Company, The	103	7,878
TransUnion	206	17,250
Trex Company, Inc. (b)	112	5,808
UFP Industries, Inc.	62	5,798
Valmont Industries, Inc.	21	8,126
Watsco, Inc.	37	14,878
Watts Water Technologies, Inc. - Class A	29	8,115
WESCO International, Inc.	51	10,881
Woodward, Inc.	63	15,978
XPO, Inc. (b)	124	16,051
		756,934
Financials 16.8%
Affiliated Managers Group, Inc.	30	7,198
Ally Financial Inc.	297	11,640
American Financial Group, Inc.	73	10,619
Annaly Capital Management, Inc.	677	13,682
Associated Banc-Corp	174	4,471
Bank OZK	111	5,642
Brighthouse Financial, Inc. (b)	60	3,162
Cadence Bank	196	7,362
Carlyle Group Inc., The	275	17,216
CNO Financial Group, Inc.	102	4,042
Columbia Banking System, Inc.	314	8,089
Comerica Incorporated	135	9,247
Commerce Bancshares, Inc.	131	7,848
Cullen/Frost Bankers, Inc.	67	8,537
East West Bancorp, Inc.	145	15,469
Equitable Holdings, Inc.	316	16,037
Essent Group Ltd.	105	6,665
Euronet Worldwide, Inc. (a) (b)	41	3,593
Evercore Inc. - Class A	41	13,714
F.N.B. Corporation	380	6,125
Federated Hermes, Inc. - Class B	77	4,020
Fidelity National Financial, Inc. - Class A	269	16,290
First American Financial Corporation	106	6,837
First Financial Bankshares, Inc.	137	4,618
First Horizon Corporation	539	12,187
FirstCash, Inc.	41	6,504
Flagstar Financial, Inc.	319	3,683
Glacier Bancorp, Inc.	126	6,145
Hamilton Lane Incorporated - Class A	42	5,692
Hancock Whitney Corporation	90	5,614
Hanover Insurance Group Inc, The	37	6,791
Home BancShares, Inc.	194	5,492
Houlihan Lokey, Inc. - Class A	57	11,736
International Bancshares Corporation	56	3,859
Janus Henderson Group PLC	132	5,867
Jefferies Financial Group Inc.	174	11,379
Kinsale Capital Group, Inc.	23	9,870
MGIC Investment Corporation	241	6,836
Morningstar, Inc.	26	6,030
Old National Bancorp	369	8,096
Old Republic International Corporation	242	10,258
Pinnacle Financial Partners, Inc.	81	7,604
Primerica, Inc.	34	9,548
Prosperity Bancshares, Inc.	100	6,646
Reinsurance Group of America, Incorporated	70	13,389
RenaissanceRe Holdings Ltd	50	12,586
RLI Corp.	96	6,293
Ryan Specialty Group Holdings, Inc. - Class A	120	6,739
SEI Investments Company	100	8,454
Selective Insurance Group, Inc.	64	5,174
Shift4 Payments, LLC - Class A (a) (b)	71	5,466
SLM Corporation	219	6,056
Southstate Bank Corporation	107	10,542
Starwood Property Trust, Inc. (a)	365	7,077
Stifel Financial Corp.	107	12,184
Synovus Financial Corp.	148	7,246
Texas Capital Bancshares, Inc. (b)	49	4,122
The Western Union Company (a)	341	2,722
UMB Financial Corporation	75	8,919
United Bankshares, Inc.	150	5,577
Unum Group	165	12,843
Valley National Bancorp	509	5,394
Voya Financial, Inc.	102	7,604
Webster Financial Corporation	175	10,392

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Western Alliance Bancorporation	109	9,445
Wex, Inc. (b)	36	5,654
Wintrust Financial Corporation	71	9,349
Zions Bancorporation, National Association	156	8,840
Zurich American Corporation	66	3,424
		557,451
Information Technology 13.2%
Allegro Microsystems Inc. (b)	132	3,857
Amkor Technology, Inc.	118	3,349
AppFolio, Inc. - Class A (b)	24	6,701
Arrow Electronics, Inc. (b)	55	6,624
ASGN Incorporated (b)	47	2,217
Avnet, Inc.	88	4,590
Belden Inc.	42	5,063
Bill Holdings, Inc. (b)	98	5,179
Blackbaud, Inc. (b)	39	2,516
Ciena Corporation (b)	149	21,712
Cirrus Logic, Inc. (b)	54	6,710
Cognex Corporation	176	7,961
Coherent Corp. (b)	164	17,654
CommVault Systems, Inc. (b)	47	8,849
Crane Nxt, Co. (a)	52	3,494
DocuSign, Inc. (b)	213	15,359
Dolby Laboratories, Inc. - Class A	65	4,710
Dropbox, Inc. - Class A (b)	193	5,835
Dynatrace, Inc. (b)	318	15,402
Entegris, Inc.	160	14,779
Fabrinet (b)	38	13,775
Flex Ltd. (b)	396	22,940
Guidewire Software, Inc. (b)	89	20,405
IPG Photonics Corporation (b)	27	2,109
Kyndryl Holdings, Inc. (b)	242	7,265
Lattice Semiconductor Corporation (b)	144	10,559
Littelfuse, Inc.	26	6,721
Lumentum Holdings Inc. (b)	74	11,974
MACOM Technology Solutions Holdings, Inc. (b)	67	8,344
Manhattan Associates, Inc. (b)	64	13,069
MKS Inc.	70	8,716
Novanta Inc. (b)	38	3,828
Nutanix, Inc. - Class A (b)	283	21,026
Okta, Inc. - Class A (b)	176	16,162
Onto Innovation Inc. (b)	51	6,610
Pegasystems Inc.	98	5,657
Power Integrations, Inc.	60	2,404
Pure Storage, Inc. - Class A (b)	327	27,437
Qualys, Inc. (b)	38	5,091
Rambus Inc. (b)	113	11,816
Silicon Laboratories Inc. (b)	35	4,586
Synaptics Incorporated (b)	40	2,710
TD SYNNEX Corporation	81	13,239
Twilio Inc. - Class A (b)	162	16,192
Universal Display Corporation	47	6,749
Vontier Corporation	156	6,537
		438,482
Consumer Discretionary 12.2%
Abercrombie & Fitch Co. - Class A (b)	50	4,297
Aramark	277	10,642
Autoliv, Inc.	74	9,201
AutoNation, Inc. (b)	30	6,494
Bath & Body Works, Inc.	223	5,747
Boyd Gaming Corporation	63	5,457
Brunswick Corporation	70	4,421
Burlington Stores, Inc. (b)	66	16,720
Capri Holdings Limited (b)	127	2,528
CAVA Group, Inc. (b)	106	6,405
Chewy, Inc. - Class A (b)	234	9,456
Choice Hotels International, Inc. (a)	22	2,319
Churchill Downs Incorporated	70	6,756
Columbia Sportswear Company	27	1,405
Crocs, Inc. (a) (b)	58	4,811
Dick's Sporting Goods, Inc.	70	15,665
Duolingo, Inc. - Class A (b)	42	13,446
Five Below, Inc. (b)	58	8,937
Floor & Decor Holdings, Inc. - Class A (b)	113	8,312
GameStop Corp. - Class A (a) (b)	434	11,837
Gap, Inc., The	243	5,189
Gentex Corporation	233	6,598
Graham Holdings Co., Ltd. - Class B	4	4,230
Grand Canyon Education, Inc. (b)	30	6,486
H & R Block, Inc.	141	7,135
Harley-Davidson, Inc.	128	3,562
Hilton Grand Vacations Inc. (b)	66	2,749
Hyatt Hotels Corporation - Class A	44	6,297
KB Home	71	4,526
Lear Corporation	56	5,680
Light & Wonder, Inc. (a) (b)	88	7,370
Lithia Motors, Inc. - Class A	27	8,477
Macy's, Inc.	289	5,178
Marriott Vacations Worldwide Corporation	29	1,959
Mattel, Inc. (b)	338	5,695
Murphy USA Inc.	19	7,235
Ollie's Bargain Outlet Holdings, Inc. (b)	64	8,253
Penske Automotive Group, Inc.	19	3,374
Planet Fitness, Inc. - Class A (b)	88	9,151
Polaris Inc.	57	3,332
PVH Corp.	50	4,221
RH (a) (b)	16	3,341
Service Corporation International	147	12,243
Somnigroup International Inc.	221	18,662
Taylor Morrison Home II Corporation - Class A (b)	103	6,817
Texas Roadhouse, Inc. - Class A	70	11,591
The Goodyear Tire & Rubber Company (b)	309	2,308
Thor Industries, Inc.	56	5,827
Toll Brothers, Inc.	103	14,253
TopBuild Corp. (b)	29	11,509
Travel + Leisure Co.	69	4,104
Under Armour, Inc. - Class A (b)	197	985
Under Armour, Inc. - Class C (a) (b)	138	665
V.F. Corporation	349	5,036
Vail Resorts, Inc.	39	5,822
Valvoline, Inc. (b)	135	4,851
Visteon Corporation	29	3,441
Whirlpool Corporation (a)	59	4,666
Wingstop Inc. (a)	29	7,385
Wyndham Hotels & Resorts, Inc.	81	6,470
YETI Holdings, Inc. (b)	85	2,834
		404,363
Health Care 8.5%
Avantor, Inc. (b)	715	8,924
BioMarin Pharmaceutical Inc. (b)	202	10,935
Bio-Rad Laboratories, Inc. - Class A (b)	19	5,440
Bruker Corporation	117	3,806
Chemed Corporation	15	6,924
Cytokinetics, Incorporated (b)	127	6,969
Dentsply Sirona Inc.	212	2,692
Doximity, Inc. - Class A (b)	144	10,505
Elanco Animal Health Incorporated (a) (b)	524	10,550
Encompass Health Corporation	106	13,472
Ensign Group, Inc., The	60	10,410
Envista Holdings Corporation (b)	176	3,594
Exelixis, Inc. (b)	284	11,710
Globus Medical, Inc. - Class A (b)	119	6,817
Haemonetics Corporation (b)	51	2,497
Halozyme Therapeutics, Inc. (b)	123	9,021
HealthEquity, Inc. (b)	91	8,640
Hims & Hers Health, Inc. - Class A (a) (b)	218	12,361
Illumina, Inc. (b)	162	15,390
Jazz Pharmaceuticals Public Limited Company (b)	64	8,379
Lantheus Holdings, Inc. (b)	72	3,685
LivaNova PLC (b)	58	3,054
Masimo Corporation (b)	48	7,096
Medpace Holdings, Inc. (b)	23	12,026
Neurocrine Biosciences, Inc. (b)	105	14,680
Option Care Health, Inc. (b)	173	4,791
Penumbra, Inc. (b)	41	10,416
Perrigo Company Public Limited Company (a)	147	3,267
Repligen Corporation (b)	56	7,453
Roivant Sciences Ltd. (b)	450	6,801

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Sotera Health LLC (b)	187	2,941
Tenet Healthcare Corporation (b)	93	18,914
United Therapeutics Corporation (b)	48	19,990
		284,150
Real Estate 6.6%
Agree Realty Corporation	116	8,247
American Homes 4 Rent - Class A	346	11,492
Brixmor Property Group Inc.	322	8,922
COPT Defense Properties	120	3,491
Cousins Properties Incorporated	179	5,167
Cubesmart, L.P.	240	9,776
EastGroup Properties, Inc.	56	9,482
EPR Properties	81	4,701
Equity Lifestyle Properties, Inc.	204	12,372
First Industrial Realty Trust, Inc.	139	7,141
Gaming and Leisure Properties, Inc.	298	13,876
Healthcare Realty Trust Incorporated - Class A	374	6,749
Independence Realty Trust, Inc.	249	4,086
Jones Lang LaSalle Incorporated (b)	50	14,901
Kilroy Realty Corporation	116	4,882
Kite Realty Naperville, LLC	229	5,113
Lamar Advertising Company - Class A	91	11,203
National Storage Affiliates Trust	76	2,294
NNN REIT, Inc.	198	8,417
Omega Healthcare Investors, Inc.	311	13,127
Park Hotels & Resorts Inc. (a)	212	2,346
PotlatchDeltic Corporation	74	3,027
Rayonier Inc.	149	3,946
Rexford Industrial Realty, Inc.	249	10,235
Sabra Health Care REIT, Inc.	253	4,716
STAG Industrial, Inc.	197	6,960
Vornado Realty Trust	169	6,841
W.P. Carey Inc.	231	15,602
		219,112
Materials 5.3%
Alcoa Corporation	272	8,941
AptarGroup, Inc.	69	9,284
Ashland Inc.	49	2,370
Avient Corporation	95	3,117
Axalta Coating Systems Ltd. (b)	230	6,576
Cabot Corporation	56	4,296
Carpenter Technology Corporation	53	12,901
Cleveland-Cliffs Inc. (b)	527	6,428
Commercial Metals Company	118	6,760
Crown Holdings, Inc.	121	11,676
Eagle Materials Inc.	34	7,917
Graphic Packaging Holding Company	314	6,152
Greif, Inc. - Class A	29	1,704
KRC Materials, Inc. (b)	60	4,643
Louisiana-Pacific Corporation (W VA)	67	5,990
MP Materials Corp. - Class A (b)	142	9,499
NewMarket Corporation	8	6,863
Olin Corporation	120	3,006
Reliance, Inc.	55	15,560
Royal Gold, Inc.	69	13,922
RPM International Inc.	135	15,956
Scotts Miracle-Gro Company, The	47	2,673
Silgan Holdings Inc.	88	3,777
Sonoco Products Company	105	4,523
Westlake Corporation	34	2,643
		177,177
Consumer Staples 4.7%
Albertsons Companies, Inc. - Class A	425	7,442
Bellring Intermediate Holdings, Inc. (b)	133	4,828
BJ's Wholesale Club Holdings, Inc. (b)	139	12,956
Boston Beer Company, Inc., The - Class A (b)	9	1,801
Casey's General Stores, Inc.	39	22,162
Celsius Holdings, Inc. (b)	168	9,655
Coca-Cola Consolidated, Inc.	64	7,457
Coty Inc. - Class A (b)	386	1,560
Darling Ingredients Inc. (b)	168	5,198
e.l.f. Beauty, Inc. (b)	62	8,237
Flowers Foods, Inc.	220	2,877
Ingredion Incorporated	68	8,254
Maplebear Inc. (b)	196	7,209
Performance Food Group Company (b)	165	17,169
Pilgrim's Pride Corporation	45	1,843
Post Holdings, Inc. (b)	50	5,394
Sprouts Farmers Market, Inc. (b)	103	11,182
The Marzetti Company	22	3,721
US Foods Holding Corp. (b)	237	18,190
		157,135
Energy 4.0%
Antero Midstream Corporation	356	6,918
Antero Resources Corporation (b)	309	10,384
Chord Energy Corporation	60	6,009
Civitas Resources, Inc. (a)	89	2,878
CNX Resources Corporation (a) (b)	150	4,829
DT Midstream, Inc.	107	12,085
HF Sinclair Corporation	167	8,734
Matador Resources Company	123	5,539
Murphy Oil Corporation (a)	141	4,019
NOV Inc.	396	5,251
Ovintiv Canada ULC	271	10,932
PBF Energy Inc. - Class A	88	2,646
Permian Resources Corporation - Class A	733	9,383
Range Resources Corporation	252	9,497
TechnipFMC PLC	433	17,096
Valaris Limited (b)	69	3,362
Viper Energy, Inc. - Class A	177	6,781
Weatherford International Public Limited Company	76	5,179
		131,522
Utilities 3.5%
ALLETE, Inc.	61	4,028
Black Hills Corporation	78	4,774
Essential Utilities, Inc.	297	11,834
IDACORP, Inc.	57	7,529
National Fuel Gas Company	95	8,801
New Jersey Resources Corporation	106	5,100
NorthWestern Corporation	65	3,786
OGE Energy Corp.	212	9,792
One Gas, Inc.	63	5,072
Ormat Technologies, Inc.	64	6,197
Portland General Electric Company	115	5,070
Southwest Gas Holdings, Inc.	67	5,269
Spire Inc.	63	5,140
Talen Energy Corporation (b)	48	20,490
TXNM Energy, Inc.	101	5,725
UGI Corporation	225	7,485
		116,092
Communication Services 1.4%
EchoStar Corporation - Class A (a) (b)	142	10,811
Frontier Communications Parent, Inc. (b)	263	9,817
Iridium Communications Inc.	113	1,965
Nexstar Media Group, Inc. - Class A (a)	30	5,986
The New York Times Company - Class A	170	9,775
Warner Music Group Corp. - Class A	155	5,294
ZoomInfo Technologies Inc. - Class A (b)	298	3,248
		46,896
Total Common Stocks (cost $2,836,078)		3,289,314
SHORT TERM INVESTMENTS 1.1%
Investment Companies 0.9%
JNL Government Money Market Fund - Class I, 4.04% (c) (d)	28,404	28,404
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 4.14% (c) (d)	7,408	7,408
Total Short Term Investments (cost $35,812)		35,812
Total Investments 100.1% (cost $2,871,890)		3,325,126
Other Derivative Instruments 0.0%		31
Other Assets and Liabilities, Net (0.1)%		(2,858)
Total Net Assets 100.0%		3,322,299

(a) All or a portion of the security was on loan as of September 30, 2025.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

as of September 30, 2025.

JNL Mid Cap Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.04% - Class I	45,303	296,797	313,696	810	—	—	28,404	0.9
JNL Government Money Market Fund, 4.14% - Class SL	12,083	123,941	128,616	145	—	—	7,408	0.2
	57,386	420,738	442,312	955	—	—	35,812	1.1

JNL Mid Cap Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 Index	102	December 2025	33,569	31	(50)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Mid Cap Index Fund
Assets - Securities
Common Stocks	3,289,314	—	—	3,289,314
Short Term Investments	35,812	—	—	35,812
	3,325,126	—	—	3,325,126
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(50)	—	—	(50)
	(50)	—	—	(50)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL Small Cap Index Fund
COMMON STOCKS 99.1%
Financials 18.9%
Adamas Trust, Inc. (a)	135	940
Ameris Bancorp	104	7,642
Amerisafe, Inc.	32	1,403
Apollo Commercial Real Estate Finance, Inc.	213	2,162
Arbor Realty Trust, Inc. (a)	316	3,864
ARMOUR Residential REIT, Inc. (a)	179	2,671
Artisan Partners Asset Management Inc. - Class A	115	5,009
Assured Guaranty Ltd.	72	6,097
Atlantic Union Bank	231	8,138
Axos Financial, Inc. (b)	91	7,717
Banc of California, Inc.	212	3,510
BancFirst Corporation	33	4,184
Bancorp, Inc., The (b)	75	5,588
Bank of Hawaii Corporation	65	4,263
BankUnited, Inc.	120	4,589
Banner Corporation	56	3,647
Berkshire Hills Bancorp, Inc.	132	3,125
BGC Group, Inc. - Class A	591	5,595
Blackstone Mortgage Trust, Inc. - Class A	257	4,731
Bread Financial Payments, Inc.	75	4,195
Brightsphere Investment Group Inc.	43	2,065
Capitol Federal Financial	201	1,278
Cathay General Bancorp	111	5,345
Central Pacific Financial Corp.	46	1,384
City Holding Company	24	2,910
Cohen & Steers, Inc.	44	2,905
Community Financial System, Inc.	85	4,994
Customers Bancorp, Inc. (b)	48	3,161
CVB Financial Corp.	208	3,929
Dime Community Bancshares, Inc.	66	1,972
Donnelley Financial Solutions, Inc. (b)	44	2,275
Eagle Bancorp, Inc.	44	892
Ellington Financial Inc. (a)	158	2,052
Employers Holdings, Inc.	37	1,571
Enact Holdings, Inc.	49	1,874
Encore Capital Group, Inc. (b)	38	1,606
Enova International, Inc. (b)	40	4,657
EVERTEC, Inc.	105	3,540
EZCORP, Inc. - Class A (b)	90	1,710
FB Financial Corporation	67	3,756
First Bancorp	68	3,596
First BanCorp	257	5,673
First Commonwealth Financial Corporation	172	2,940
First Financial Bancorp.	156	3,943
First Hawaiian, Inc.	199	4,941
Franklin BSP Realty Trust, Inc.	133	1,449
Fulton Financial Corporation	293	5,451
Genworth Financial, Inc. - Class A (b)	663	5,900
Goosehead Insurance, Inc. - Class A	42	3,088
HA Sustainable Infrastructure Capital, Inc.	199	6,117
Hanmi Financial Corporation	49	1,214
HCI Group, Inc.	17	3,312
Heritage Financial Corporation	58	1,391
Hilltop Holdings Inc.	71	2,371
Hope Bancorp, Inc.	206	2,218
Horace Mann Educators Corporation	67	3,021
Independent Bank Corp.	80	5,543
Jackson Financial Inc. - Class A (c)	113	11,401
KKR Real Estate Finance Trust Inc.	90	812
Lakeland Financial Corporation	42	2,710
Lincoln National Corporation	273	11,020
MarketAxess Holdings Inc.	60	10,515
Mercury General Corporation	43	3,643
Moelis & Company - Class A	120	8,575
Mr. Cooper Group Inc.	104	21,857
National Bank Holdings Corporation - Class A	62	2,388
Navient Corporation	109	1,430
NBT Bancorp Inc.	85	3,534
NCR Atleos Corporation (b)	119	4,681
NMI Holdings, Inc. - Class A (b)	125	4,796
Northwest Bancshares, Inc.	240	2,970
OFG Bancorp	72	3,119
Palomar Holdings, Inc. (b)	43	5,057
Park National Corporation	23	3,773
Pathward Financial, Inc.	37	2,748
Payoneer Global Inc. (b)	469	2,838
PennyMac Mortgage Investment Trust (a)	145	1,774
Piper Sandler Companies	27	9,345
PJT Partners Inc. - Class A	40	7,028
PRA Group, Inc. (b)	65	997
Preferred Bank	19	1,694
ProAssurance Corporation (b)	85	2,046
PROG Holdings, Inc.	64	2,063
Provident Financial Services, Inc.	210	4,046
Radian Group Inc.	220	7,957
Ready Capital Corporation (a)	246	953
Redwood Trust, Inc.	209	1,208
Renasant Corporation	154	5,675
S & T Bancorp, Inc.	62	2,329
Safety Insurance Group, Inc.	25	1,756
Seacoast Banking Corporation of Florida	139	4,225
ServisFirst Bancshares, Inc.	81	6,557
Simmons First National Corporation - Class A	232	4,455
SiriusPoint Ltd. (b)	166	3,006
Southside Bancshares, Inc.	47	1,332
Stellar Bancorp, Inc.	76	2,321
StepStone Group Inc. - Class A	117	7,619
Stewart Information Services Corporation	45	3,309
StoneX Group Inc. (a) (b)	75	7,587
Tompkins Financial Corporation	21	1,419
Triumph Financial, Inc. (b)	37	1,842
Trupanion, Inc. (b)	56	2,413
Trustco Bank Corp N Y	31	1,139
Trustmark Corporation	97	3,845
Two Harbors Investment Corp. (a)	175	1,723
United Community Banks, Inc.	195	6,123
United Fire Group, Inc.	35	1,062
Veritex Holdings, Inc.	90	3,019
Victory Capital Holdings, Inc. - Class A	80	5,168
Virtu Financial, Inc. - Class A	129	4,581
Virtus Investment Partners, Inc.	10	1,929
WAFD, Inc.	127	3,842
Walker & Dunlop, Inc.	55	4,585
Westamerica Bancorporation	41	2,036
WisdomTree, Inc. (a)	193	2,684
World Acceptance Corporation (b)	5	913
WSFS Financial Corporation	90	4,875
		455,461
Industrials 17.6%
AAR Corp. (b)	57	5,143
ABM Industries Incorporated	102	4,704
Air Lease Corporation - Class A	170	10,828
Alamo Group Inc.	17	3,325
Albany International Corp. - Class A	47	2,529
Allegiant Travel Company (b)	22	1,312
Amentum Holdings, Inc. (b)	248	5,943
American Woodmark Corporation (b)	23	1,552
Apogee Enterprises, Inc.	36	1,580
Arcbest Corporation	38	2,621
Arcosa, Inc.	79	7,437
Armstrong World Industries, Inc.	70	13,746
Astec Industries, Inc.	38	1,837
AZZ Inc.	48	5,282
Boise Cascade Company	60	4,653
Brady Corporation - Class A	71	5,552
CoreCivic, Inc. (b)	173	3,524
CSG Systems International, Inc.	45	2,894
CSW Industrials, Inc.	27	6,599
Deluxe Corporation (a)	73	1,418
DNOW Inc. (b)	174	2,653
DXP Enterprises, Inc. (b)	21	2,450
Dycom Industries, Inc. (b)	47	13,669
Enerpac Tool Group Corp. - Class A	87	3,572
Enpro Inc.	34	7,698
Enviri Corporation (b)	130	1,649

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
ESCO Technologies Inc.	42	8,837
Everus Construction Group, Inc. (b)	83	7,083
Federal Signal Corporation	99	11,722
Forward Air Corporation (a) (b)	35	891
Franklin Electric Co., Inc.	62	5,901
Gates Industrial Corporation PLC (b)	416	10,328
GEO Group, Inc., The (b)	225	4,603
Gibraltar Industries, Inc. (b)	48	2,987
Granite Construction Incorporated (a)	71	7,772
Greenbrier Companies, Inc., The	50	2,290
Griffon Corporation	63	4,810
Hayward Holdings, Inc. (b)	319	4,817
Healthcare Services Group, Inc. (b)	120	2,020
Heartland Express, Inc.	70	588
Heidrick & Struggles International, Inc.	34	1,713
Hertz Global Holdings, Inc. (a) (b)	208	1,413
Hillenbrand, Inc.	114	3,070
HNI Corporation	74	3,462
Hub Group, Inc. - Class A	99	3,410
Insteel Industries, Inc.	33	1,252
Interface, Inc. - Class A	94	2,731
JBT Marel Corporation	84	11,812
JetBlue Airways Corporation (a) (b)	470	2,310
Kadant Inc.	19	5,666
Kennametal Inc.	122	2,549
Korn Ferry	85	5,978
Lindsay Corporation	18	2,471
Liquidity Services, Inc. (b)	38	1,053
ManpowerGroup Inc.	73	2,771
Marten Transport, Ltd.	92	981
Masterbrand, Inc. (b)	209	2,752
Matson Intermodal - Paragon, Inc.	51	5,061
Mercury Systems, Inc. (b)	85	6,545
Millerknoll, Inc.	112	1,988
MOOG Inc. - Class A	46	9,587
Mueller Water Products, Inc. - Class A	253	6,456
MYR Group Inc. (b)	25	5,222
National Presto Industries, Inc.	9	963
Openlane, Inc. (b)	172	4,945
Pitney Bowes Inc. (a)	260	2,970
Powell Industries, Inc. (a)	15	4,645
Proto Labs, Inc. (b)	38	1,923
Quanex Building Products Corporation	74	1,046
Resideo Technologies, Inc. (b)	222	9,575
Robert Half Inc.	161	5,471
Rush Enterprises, Inc. - Class A	99	5,273
RXO Inc (b)	264	4,055
Schneider National, Inc. - Class B	81	1,704
SkyWest, Inc. (b)	65	6,572
SPX Technologies, Inc. (b)	80	14,953
Standex International Corporation (a)	20	4,140
Sterling Infrastructure, Inc. (b)	49	16,741
Sun Country Airlines Holdings, Inc. (b)	84	995
Sunrun Inc. (b)	377	6,524
Tennant Company	30	2,471
Titan International, Inc. (b)	78	589
Trinity Industries, Inc.	130	3,646
Unifirst Corporation	24	4,054
Verra Mobility Corporation - Class A (b)	258	6,374
Vestis Corporation	180	815
Vicor Corporation (b)	37	1,839
Werner Enterprises, Inc.	96	2,517
Willscot Holdings Corporation - Class A	294	6,213
Worthington Industries, Inc.	51	2,843
Zurn Elkay Water Solutions Corporation	241	11,345
		424,273
Information Technology 14.8%
A10 Networks, Inc. (a)	120	2,172
ACI Worldwide, Inc. (b)	167	8,822
ACM Research, Inc. - Class A (b)	85	3,337
Adeia Inc.	179	3,004
Advanced Energy Industries, Inc.	61	10,375
Agilysys, Inc. (b)	41	4,315
Alarm.Com Holdings, Inc. (b)	81	4,319
Alpha and Omega Semiconductor Limited (b)	41	1,159
Arlo Technologies, Inc. (b)	169	2,870
Axcelis Technologies, Inc. (b)	51	4,941
Badger Meter, Inc.	48	8,524
Benchmark Electronics, Inc.	58	2,225
Blackline, Inc. (b)	85	4,516
Box, Inc. - Class A (b)	235	7,572
Calix, Inc. (b)	95	5,851
CEVA Inc. (b)	38	1,011
Cleanspark Inc. (a) (b)	455	6,596
Clear Secure, Inc. - Class A	141	4,691
Cohu, Inc. (b)	75	1,525
Corsair Gaming, Inc. (b)	77	686
CTS Corporation	47	1,878
Digi International Inc. (b)	61	2,223
DigitalOcean Holdings, Inc. (b)	110	3,765
Diodes Incorporated (b)	76	4,051
DXC Technology Company (b)	288	3,919
Enphase Energy, Inc. (b)	211	7,472
ePlus inc.	43	3,062
Extreme Networks, Inc. (b)	213	4,406
Formfactor, Inc. (b)	124	4,515
Grid Dynamics Holdings, Inc. - Class A (b)	107	828
Harmonic, Inc. (b)	184	1,877
Ichor Holdings, Ltd. (b)	56	978
Impinj, Inc. (b)	42	7,574
Insight Enterprises, Inc. (b)	51	5,752
InterDigital, Inc. (a)	42	14,436
Itron, Inc. (b)	74	9,222
Knowles Corporation (b)	138	3,215
Kulicke and Soffa Industries, Inc.	86	3,483
LiveRamp Holdings, Inc. (b)	106	2,874
Mara Holdings, Inc. (a) (b)	600	10,949
MaxLinear, Inc. (b)	129	2,071
Mirion Technologies (US), Inc. - Class A (a) (b)	397	9,237
N-Able, Inc. (b)	120	939
NCR Voyix Corporation (b)	226	2,840
NetScout Systems, Inc. (b)	110	2,838
OSI Systems, Inc. (b)	26	6,371
PC Connection, Inc.	18	1,116
PDF Solutions, Inc. (b)	53	1,375
Penguin Solutions, Inc. (a) (b)	76	2,009
Photronics, Inc. (b)	96	2,209
Plexus Corp. (b)	44	6,321
Progress Software Corporation (b)	70	3,061
Q2 Holdings, Inc. (b)	101	7,275
Qorvo, Inc. (b)	136	12,429
Ralliant Corporation	182	7,979
Rogers Corporation (b)	28	2,244
SanDisk LLC (b)	223	25,066
Sanmina Corporation (b)	86	9,940
ScanSource, Inc. (b)	35	1,536
Semtech Corporation (b)	140	10,021
Sitime Corporation (b)	35	10,650
SolarEdge Technologies Ltd. (a) (b)	96	3,549
Sprinklr, Inc. - Class A (b)	192	1,483
SPS Commerce, Inc. (b)	61	6,389
Teradata Corporation (b)	152	3,274
TTM Technologies, Inc. (b)	167	9,629
Ultra Clean Holdings, Inc. (b)	74	2,026
Veeco Instruments Inc. (b)	98	2,983
ViaSat, Inc. (b)	217	6,359
Viavi Solutions Inc. (b)	361	4,577
Vishay Intertechnology, Inc.	197	3,019
		355,805
Consumer Discretionary 13.4%
Academy Sports & Outdoors, Inc. (a)	107	5,363
Acushnet Holdings Corp.	44	3,483
Adient Public Limited Company (b)	131	3,156
Adtalem Global Education Inc. (b)	58	8,995
Advance Auto Parts, Inc. (a)	97	5,957
American Axle & Manufacturing Holdings, Inc. (a) (b)	194	1,169
American Eagle Outfitters, Inc. (a)	262	4,474
Asbury Automotive Group, Inc. (b)	32	7,763

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
BJ's Restaurants, Inc. (b)	37	1,133
Bloomin' Brands, Inc.	127	913
Boot Barn Holdings, Inc. (b)	49	8,195
BorgWarner Inc.	351	15,412
Brinker International, Inc. (b)	72	9,116
Caesars Entertainment, Inc. (b)	335	9,040
Caleres, Inc.	54	700
Carter's, Inc. (a)	61	1,716
Cavco Industries, Inc. (b)	13	7,447
Century Communities, Inc.	41	2,601
Cheesecake Factory Incorporated, The (a)	75	4,074
Cracker Barrel Old Country Store, Inc. (a)	37	1,638
Dana Incorporated	214	4,284
Dave & Buster's Entertainment, Inc. (a) (b)	45	826
Dorman Products, Inc. (b)	45	6,991
Dream Finders Homes, Inc. - Class A (a) (b)	48	1,249
Ethan Allen Interiors Inc.	36	1,072
ETSY, Inc. (b)	160	10,649
Fox Factory Holding Corp. (b)	67	1,633
Frontdoor, Inc. (b)	118	7,943
Gentherm Incorporated (b)	50	1,706
G-III Apparel Group, Ltd. (b)	64	1,695
Golden Entertainment, Inc.	33	786
Green Brick Partners, Inc. (b)	50	3,668
Group 1 Automotive, Inc.	21	8,972
Guess?, Inc. (a)	47	792
Hanesbrands Inc. (b)	571	3,764
Helen of Troy Limited (b)	37	938
Installed Building Products, Inc. (a)	37	9,115
Kohl's Corporation (a)	185	2,838
Kontoor Brands, Inc.	82	6,579
La-Z-Boy Incorporated	65	2,237
LCI Industries	39	3,643
Leggett & Platt, Incorporated	222	1,969
LGI Homes, Inc. (b)	34	1,741
M/I Homes, Inc. (b)	43	6,156
MarineMax, Inc. (b)	33	829
Matthews International Corporation - Class A (a)	49	1,198
Meritage Homes Corporation	115	8,296
Mister Car Wash, Inc. (b)	151	803
Monarch Casino & Resort, Inc.	20	2,141
Monro, Inc.	51	919
National Vision Holdings, Inc. (b)	128	3,727
Newell Brands Inc.	688	3,606
Oxford Industries, Inc.	23	939
Papa John's International, Inc. (a)	53	2,543
Patrick Industries, Inc. (a)	54	5,568
PENN Entertainment, Inc. (a) (b)	227	4,370
Perdoceo Education Corporation	99	3,724
Phinia Inc.	63	3,617
Pursuit Attractions And Hospitality, Inc. (b)	35	1,259
Sabre Corporation (b)	637	1,165
Sally Beauty Holdings, Inc. (b)	159	2,589
Shake Shack, Inc. - Class A (b)	65	6,091
Shoe Carnival, Inc.	28	588
Signet Jewelers Limited	67	6,380
Six Flags Entertainment Corporation (a) (b)	163	3,708
Skyline Champion Corporation (b)	91	6,977
Sonic Automotive, Inc. - Class A	24	1,818
Sonos, Inc. (b)	197	3,116
Standard Motor Products, Inc.	34	1,376
Steven Madden, Ltd. (a)	117	3,914
Strategic Education, Inc.	38	3,284
Stride, Inc. (b)	70	10,390
Sturm, Ruger & Company, Inc. (a)	26	1,114
The Buckle, Inc.	49	2,898
The Wendy's Company	249	2,278
Topgolf Callaway Brands Corp. (b)	225	2,137
TRI Pointe Homes Holdings, Inc. (b)	140	4,765
United Parks And Resorts Inc. (a) (b)	44	2,292
Upbound Group, Inc.	84	1,975
Urban Outfitters, Inc. (a) (b)	87	6,212
Victoria's Secret & Co. (b)	132	3,570
Winnebago Industries, Inc.	45	1,505
Wolverine World Wide, Inc. (a)	131	3,602
XPEL, Inc. (b)	40	1,337
		322,211
Health Care 10.5%
Acadia Healthcare Company, Inc. (b)	148	3,668
Acadia Pharmaceuticals Inc. (b)	202	4,310
AdaptHealth LLC - Class A (b)	173	1,551
Addus HomeCare Corporation (b)	29	3,471
ADMA Biologics, Inc. (b)	386	5,663
Alkermes Public Limited Company (b)	267	8,007
AMN Healthcare Services, Inc. (b)	62	1,209
Amphastar Pharmaceuticals, Inc. (b)	58	1,538
ANI Pharmaceuticals, Inc. (b)	28	2,605
Arcus Biosciences, Inc. (b)	115	1,565
Arrowhead Pharmaceuticals Inc (b)	224	7,710
Artivion, Inc. (b)	67	2,834
Astrana Health, Inc. (a) (b)	69	1,958
Avanos Medical, Inc. (b)	78	906
Azenta, Inc. (b)	65	1,876
BioLife Solutions, Inc. (b)	60	1,539
Catalyst Pharmaceuticals, Inc. (b)	186	3,661
Certara, Inc. (b)	194	2,376
Collegium Pharmaceutical, Inc. (b)	51	1,776
Concentra Group Holdings Parent, Inc.	192	4,012
CONMED Corporation	51	2,391
Corcept Therapeutics Incorporated (a) (b)	152	12,622
CorVel Corporation (b)	50	3,891
Cytek Biosciences, Inc. (b)	177	616
Dynavax Technologies Corporation (a) (b)	159	1,582
Embecta Corp.	97	1,371
Enovis Corporation (a) (b)	93	2,833
Fortrea Holdings Inc. (b)	150	1,263
Glaukos Corporation (b)	93	7,561
Harmony Biosciences Holdings, Inc. (b)	64	1,759
Healthstream, Inc.	40	1,139
ICU Medical, Inc. (b)	40	4,786
Innoviva, Inc. (b)	95	1,731
Inspire Medical Systems, Inc. (b)	44	3,230
Integer Holdings Corporation (b)	57	5,918
Integra LifeSciences Holdings Corporation (b)	111	1,584
Krystal Biotech, Inc. (b)	42	7,354
LeMaitre Vascular, Inc.	34	2,998
Ligand Pharmaceuticals Incorporated (b)	32	5,658
Merit Medical Systems, Inc. (b)	96	7,985
Myriad Genetics, Inc. (b)	150	1,082
National HealthCare Corporation	20	2,447
Neogen Corporation (b)	348	1,990
Neogenomics, Inc. (b)	215	1,658
OmniAb, Inc. (b) (d)	16	—
OmniAb, Inc. (b) (d)	16	—
Omnicell, Inc. (b)	74	2,257
Organon & Co.	420	4,481
Pacira Pharmaceuticals, Inc. (b)	73	1,868
Pediatrix Medical Group, Inc. (b)	138	2,319
Phibro Animal Health Corporation - Class A	34	1,375
Premier Healthcare Solutions, Inc. - Class A (a)	133	3,692
Prestige Consumer Healthcare Inc. (b)	80	4,960
Privia Health Group Inc. (b)	186	4,625
Progyny, Inc. (b)	129	2,776
Protagonist Therapeutics, Inc. (b)	95	6,290
QuidelOrtho Corporation (b)	110	3,236
RadNet, Inc. (b)	112	8,508
Sarepta Therapeutics, Inc. (b)	158	3,040
Schrodinger, Inc. (b)	93	1,873
Select Medical Holdings Corporation	178	2,285
STAAR Surgical Company (b)	80	2,151
Supernus Pharmaceuticals, Inc. (b)	91	4,329
Tandem Diabetes Care, Inc. (b)	113	1,376
Teleflex Incorporated	71	8,744
TG Therapeutics, Inc. (a) (b)	220	7,936
TransMedics Group, Inc. (a) (b)	55	6,191
U.S. Physical Therapy, Inc.	25	2,151
UFP Technologies, Inc. (b)	12	2,426
Veracyte, Inc. (b)	127	4,365
Vericel Corporation (b)	82	2,591

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
VIR Biotechnology, Inc. (a) (b)	152	868
Waystar Holding Corp. (b)	186	7,062
Xencor, Inc. (b)	120	1,406
		252,865
Real Estate 7.3%
Acadia Realty Trust	211	4,244
Alexander & Baldwin, Inc.	118	2,153
American Assets Trust, Inc.	76	1,546
Apple Hospitality REIT, Inc.	354	4,256
Armada Hoffler Properties, Inc.	134	938
Brandywine Realty Trust	287	1,198
Caretrust REIT, Inc.	357	12,394
Centerspace	28	1,653
Curbline Properties Corp.	155	3,452
Cushman & Wakefield PLC (b)	375	5,964
DiamondRock Alpharetta Tenant, LLC	340	2,710
Douglas Emmett, Inc.	270	4,200
Easterly Government Properties, Inc.	69	1,587
ELME Communities	141	2,382
Essential Properties Realty Trust, Inc.	323	9,602
eXp World Holdings, Inc. (a)	142	1,512
Four Corners Property Trust, Inc.	167	4,084
Getty Realty Corp.	86	2,308
Global Net Lease, Inc.	317	2,578
Highwoods Properties, Inc.	174	5,551
Innovative Industrial Properties, Inc.	45	2,420
JBG Smith Properties (a)	100	2,222
Kennedy-Wilson Holdings, Inc.	196	1,634
LTC Properties, Inc.	74	2,729
LXP Industrial Trust	476	4,267
Macerich Company, The	409	7,436
Marcus & Millichap Company	40	1,164
Medical Properties Trust, Inc. (a)	798	4,044
Millrose Properties, Inc. - Class A	195	6,559
NexPoint Residential Trust, Inc.	35	1,139
OUTFRONT Media Inc.	233	4,262
Pebblebrook Hotel Trust	190	2,163
Phillips Edison & Company, Inc.	204	6,991
Ryman Hospitality Properties, Inc.	102	9,141
Safehold Inc.	75	1,163
Saul Centers, Inc.	19	618
SITE Centers Corp.	80	723
SL Green Realty Corp.	115	6,863
St. Joe Company, The	64	3,174
Summit Hotel Properties, Inc.	177	972
Sunstone Hotel Investors, Inc.	306	2,870
Tanger Inc.	183	6,199
Terreno Realty Corporation	168	9,518
Uniti Group Inc. (a) (b)	288	1,762
Universal Health Realty Income Trust	22	877
Urban Edge Properties	206	4,213
Veris Residential, Inc.	132	2,002
Whitestone REIT	74	908
Xenia Hotels & Resorts, Inc.	153	2,106
		174,451
Materials 4.8%
AdvanSix Inc.	45	876
Alpha Metallurgical Resources, Inc. (b)	18	2,909
Balchem Corporation	53	7,895
Celanese Corporation - Class A	177	7,451
Century Aluminum Company (b)	89	2,601
Chemours Company, The	242	3,827
Element Solutions Inc.	369	9,276
FMC Corporation	202	6,793
H.B. Fuller Company	87	5,152
Hawkins, Inc.	34	6,157
Hecla Mining Company	1,069	12,930
Ingevity Corporation (b)	59	3,250
Innospec Inc.	40	3,063
Kaiser Aluminum Corporation	26	2,028
Koppers Holdings Inc.	33	931
Materion Corporation	33	4,038
Metallus Inc. (b)	62	1,025
Minerals Technologies Inc.	50	3,128
O-I Glass, Inc. (b)	248	3,217
Quaker Chemical Corporation	22	2,936
Sealed Air Corporation	238	8,400
Sensient Technologies Corporation	69	6,451
Stepan Company	35	1,680
SunCoke Energy, Inc.	142	1,156
Sylvamo Corporation	54	2,394
Warrior Met Coal, Inc.	85	5,416
Worthington Steel, Inc.	52	1,592
		116,572
Energy 4.4%
Archrock, Inc.	285	7,491
Atlas Energy Solutions Inc. (a)	124	1,412
Bristow Holdings U.S. Inc. (b)	42	1,506
Cactus, Inc. - Class A	112	4,408
California Resources Corporation	118	6,251
Comstock Resources, Inc. (a) (b)	128	2,539
Core Laboratories LP (a)	77	947
Core Natural Resources, Inc.	83	6,949
Crescent Energy Company - Class A	307	2,741
CVR Energy, Inc.	49	1,780
Dorian LPG Ltd.	61	1,815
Helix Energy Solutions Group, Inc. (b)	219	1,436
Helmerich & Payne, Inc. (a)	160	3,544
Innovex International, Inc. (b)	64	1,185
International Seaways, Inc.	65	3,014
Kinetik Holdings Inc. - Class A (a)	70	3,000
Kodiak Gas Services, LLC (a)	106	3,917
Liberty Energy Inc. - Class A	261	3,219
Magnolia Oil & Gas Corporation - Class A	300	7,159
Noble Corporation 2022 Limited (a)	201	5,690
Northern Oil and Gas Incorporated (a)	156	3,878
Oceaneering International, Inc. (b)	164	4,058
Par Pacific Holdings, Inc. (b)	82	2,914
Patterson-UTI Energy, Inc.	568	2,943
Peabody Energy Corporation	197	5,213
REX American Resources Corporation (b)	46	1,411
RPC, Inc.	146	695
SM Energy Company	187	4,672
Talos Energy Inc. (b)	203	1,947
Tidewater Inc. (b)	75	3,992
Vital Energy, Inc. (b)	46	770
World Kinect Corporation	90	2,325
		104,821
Communication Services 2.8%
Angi Inc. - Class A (b)	59	962
Cable One, Inc. (a)	8	1,331
CarGurus, Inc. - Class A (b)	139	5,171
Cars.com Inc. (a) (b)	97	1,180
Cinemark Holdings, Inc. (a)	166	4,664
Cogent Communications Holdings, Inc. (a)	76	2,933
DoubleVerify Holdings, Inc. (b)	225	2,694
Gogo, Inc. (b)	120	1,028
IAC Inc. (b)	109	3,698
John Wiley & Sons, Inc. - Class A	66	2,670
Lumen Technologies, Inc. (b)	1,529	9,355
QuinStreet, Inc. (b)	92	1,428
Scholastic Corporation	39	1,063
Shenandoah Telecommunications Company	78	1,045
Shutterstock, Inc.	41	845
Sphere Entertainment Co. - Class A (b)	29	6,558
TEGNA Inc.	260	5,280
Telephone and Data Systems, Inc.	159	6,229
Thryv Holdings, Inc. (b)	69	828
TripAdvisor, Inc. (b)	188	3,051
Yelp Inc. (b)	96	2,999
Ziff Davis, Inc. (b)	66	2,512
		67,524
Consumer Staples 2.5%
Andersons, Inc., The	55	2,172
Cal-Maine Foods, Inc.	74	6,942
Central Garden & Pet Company (b)	15	485
Central Garden & Pet Company - Class A (b)	83	2,460
Del Monte Fresh Produce Company	55	1,912

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Edgewell Personal Care Colombia S A S	74	1,500
Energizer Holdings, Inc.	98	2,441
Freshpet, Inc. (b)	80	4,408
Grocery Outlet Holding Corp. (b)	159	2,547
Interparfums, Inc.	30	2,909
J&J Snack Foods Corp.	25	2,399
John B. Sanfilippo & Son, Inc.	15	973
MGPI Processing, Inc.	22	521
National Beverage Corp. (b)	38	1,386
PriceSmart, Inc.	41	5,000
Reynolds Consumer Products Inc. (a)	89	2,167
Simply Good Foods Company, The (b)	151	3,737
The Chefs' Warehouse, Inc. (b)	59	3,414
Tootsie Roll Industries, Inc.	31	1,285
Treehouse Foods, Inc. (b)	76	1,526
United Natural Foods, Inc. (b)	98	3,682
Universal Corporation	40	2,254
USANA Health Sciences, Inc. (b)	17	480
WD-40 Company	22	4,394
		60,994
Utilities 2.1%
American States Water Company	62	4,567
Avista Corporation	133	5,010
California Water Service Group	96	4,422
Chesapeake Utilities Corporation	38	5,179
Clearway Energy, Inc. - Class A	57	1,526
Clearway Energy, Inc. - Class C	134	3,787
H2O America	52	2,550
MDU Resources Group, Inc.	330	5,873
MGE Energy, Inc.	59	4,993
Middlesex Water Company	29	1,592
Northwest Natural Holding Company	66	2,982
Otter Tail Corporation	68	5,569
Unitil Corporation	29	1,364
		49,414
Total Common Stocks (cost $2,207,392)		2,384,391
INVESTMENT COMPANIES 0.5%
iShares Core S&P Small Cap ETF	106	12,540
Total Investment Companies (cost $12,585)		12,540
SHORT TERM INVESTMENTS 1.5%
Securities Lending Collateral 1.2%
JNL Government Money Market Fund - Class SL, 4.14% (c) (e)	28,280	28,280
Investment Companies 0.3%
JNL Government Money Market Fund - Class I, 4.04% (c) (e)	8,141	8,141
Total Short Term Investments (cost $36,421)		36,421
Total Investments 101.1% (cost $2,256,398)		2,433,352
Other Derivative Instruments 0.0%		24
Other Assets and Liabilities, Net (1.1)%		(25,443)
Total Net Assets 100.0%		2,407,933

(a) All or a portion of the security was on loan as of September 30, 2025.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL Small Cap Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Jackson Financial Inc. - Class A	12,006	—	2,293	302	1,343	345	11,401	0.5
JNL Government Money Market Fund, 4.14% - Class SL	37,184	246,252	255,156	997	—	—	28,280	1.2
JNL Government Money Market Fund, 4.04% - Class I	9,925	137,052	138,836	249	—	—	8,141	0.3
	59,115	383,304	396,285	1,548	1,343	345	47,822	2.0

JNL Small Cap Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Index	101	December 2025	12,202	24	199

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Small Cap Index Fund
Assets - Securities
Common Stocks	2,384,391	—	—	2,384,391
Investment Companies	12,540	—	—	12,540
Short Term Investments	36,421	—	—	36,421
	2,433,352	—	—	2,433,352
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	199	—	—	199
	199	—	—	199

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL Multi-Manager Alternative Fund
COMMON STOCKS 46.2%
Communication Services 10.9%
Alphabet Inc. - Class A (a)	87	21,138
Alphabet Inc. - Class C (a)	27	6,579
Comcast Corporation - Class A (a)	61	1,912
EchoStar Corporation - Class A (b)	3	265
Electronic Arts Inc. (c)	6	1,254
Endeavor Group Holdings, Inc. - Class A (d)	288	7,932
Former Charter Communications Parent, Inc. - Class A (b)	3	929
Frontier Communications Parent, Inc. (b)	119	4,442
Liberty Broadband Corporation - Series A (b)	39	2,450
Meta Platforms, Inc. - Class A	42	30,890
Netflix, Inc. (a) (b)	15	17,642
NEXON Co., Ltd.	14	316
Nintendo Co., Ltd.	5	402
Oi S.A. - Em Recuperacao Judicial - ADR (e)	9	3
TEGNA Inc. (c)	60	1,210
The Interpublic Group of Companies, Inc.	122	3,399
Trade Desk, Inc., The - Class A (b)	53	2,619
Warner Bros. Discovery, Inc. - Series A (b) (c)	55	1,080
		104,462
Financials 10.6%
1RT Acquisition Corp. (b)	1	8
A Paradise Acquisition Corp. (b)	5	46
A Paradise Acquisition Corp. - Class A (b)	40	400
A SPAC III Acquisition Corp. - Class A (b)	10	105
AA Mission Acquisition Corp. - Class A (b)	23	246
Adyen N.V. (b) (f)	4	6,858
Agriculture & Natural Solutions Acquisition Corp. - Class A (b)	109	1,195
AI Transportation Acquisition Corp. (b) (e)	14	158
Aldel Financial II Inc. - Class A (b)	59	617
AmpliTech Group, Inc. - Class A (b)	8	89
Andretti Acquisition Corp. II - Class A (b)	54	562
AON Public Limited Company - Class A	4	1,545
Archimedes Tech Spac Partners II Co. (b)	43	440
Armada Acquisition Corp. II (b)	26	273
Armada Acquisition Corp. II - Class A (b)	29	303
Artius II Acquisition Inc. - Class A (b)	52	527
Axiom Intelligence Acquisition Corp 1 (b)	8	81
Axiom Intelligence Acquisition Corp 1 - Class A (b)	23	228
Bain Capital GSS Investment Corp. (b)	1	12
Berto Acquisition Corp. (b)	3	37
BEST SPAC I Acquisition Corp. (b)	2	23
Bleichroeder Acquisition Corp. I - Class A (b)	52	542
Block, Inc. - Class A (a) (b)	37	2,662
Blue Acquisition Corp (b)	9	93
Blue Acquisition Corp - Class A (b)	65	651
Blue Water Acquisition Corp. III (b)	23	231
Blue Water Acquisition Corp. III - Class A (b)	22	216
BTC Development Corp. (b)	2	23
Cal Redwood Acquisition Corp. (b)	7	70
Cal Redwood Acquisition Corp. - Class A (b)	23	229
Cantaloupe, Inc. (b)	79	836
Cantor Equity Partners I, Inc. - Class A (b)	6	61
Cantor Equity Partners III, Inc. - Class A (b)	2	24
Cantor Equity Partners IV Inc. - Class A (b)	9	93
Cartesian Growth Corp III (b)	36	367
Cartesian Growth Corp III - Class A (b)	31	314
Cartesian Growth Corporation II - Class A (b)	30	364
Cayson Acquisition Corp. (b)	16	165
Centurion Acquisition Corp. - Class A (b)	17	175
ChampionsGate Acquisition Corp. (b)	3	28
Charlton Aria Acquisition Corp. - Class A (b)	10	107
Chenghe Acquisition III Co. (b)	13	125
Churchill Capital Corp IX (b)	4	37
Citigroup Inc.	21	2,181
Cohen Circle Acquisition Corp. II (b)	10	99
Columbus Circle Capital Corp I - Class A (b)	7	70
Copley Acquisition Corp. (b)	43	438
Crane Harbor Acquisition Corp. - Class A (b)	54	542
CSLM Digital Asset Acquisition Corp III Ltd. (b)	18	184
D. Boral Arc Acquisition I Corp. - Class A (b)	69	683
Drugs Made In America Acquisition Corp. (b)	25	257
Drugs Made In America Acquisition II Corp. (b)	9	91
DT Cloud Star Acquisition Corporation (b)	13	135
Dune Acquisition Corp. II (b)	32	331
EGH Acquisition Corp. (b)	3	34
EGH Acquisition Corp. - Class A (b)	11	114
Emmis Acquisition Corp. (b)	8	80
EQV Ventures Acquisition Corp. (b)	23	226
Eureka Acquisition Corp - Class A (b)	2	24
FACT II Acquisition Corp. - Class A (b)	54	560
FG Merger II Corp. (b)	15	149
Fifth Era Acquisition Corp I - Class A (b)	4	40
FIGX Capital Acquisition Corp. (b)	4	39
FIGX Capital Acquisition Corp. - Class A (b)	6	56
Flagship Acquisition Corporation (b)	2	25
Future Vision II Acquisition Corp (b)	18	185
FutureCrest Acquisition Corp. (b)	—	5
Galata Acquisition Corp. II (b)	8	80
Gesher Acquisition Corp. II - Class A (b)	11	111
GigCapital7 Corp. - Class A (b)	31	331
Globa Terra Acquisition Corp - Class A (b)	62	623
Gores Holdings X, Inc. (b)	23	242
GP-Act III Acquisition Corp. - Class A (b)	10	110
Graf Global Corp. - Class A (b)	9	92
GSR III Acquisition Corp. (b)	58	604
GSR IV Acquisition Corp. (b)	31	313
Guild Holdings Company - Class A	29	575
Haymaker Acquisition Corp. IV - Class A (b)	46	524
HCM III Acquisition Corp. (b)	1	12
Horizon Space Acquisition I Corp. (b)	36	439
Horizon Space Acquisition II Corp. (b)	21	217
Integrated Wellness Acquisition Corp - Class A (b)	25	300
Jack Henry & Associates, Inc. (a)	13	1,872
Jackson Acquisition Co II - Class A (b)	58	606
Jefferies Financial Group Inc.	20	1,334
Jena Acquisition Corp II (b)	18	191
Jena Acquisition Corp II - Class A (b)	23	237
K&F Growth Acquisition Corp. II - Class A (b)	63	647
Kochav Defense Acquisition Corp. (b)	52	535
Kochav Defense Acquisition Corp. - Class A (b)	13	134
Lakeshore Acquisition III Corp. (b)	32	318
Launch Two Acquisition Corp. - Class A (b)	47	494
Legato Merger Corp. (b)	26	277
LightWave Acquisition Corp. (b)	23	227
Lionheart Holdings - Class A (b)	14	144
Live Oak Acquisition Corp V - Class A (b)	25	251
LPL Financial Holdings Inc.	11	3,479
M3-Brigade Acquisition VI Corp. (b)	2	23
Maywood Acquisition Corp. - Class A (b)	25	253
Mckinley Acquisition Corp. (b)	5	46
Melar Acquisition Corp. I - Class A (b)	22	231
Moody's Corporation	9	4,129
Mountain Lake Acquisition Corp. - Class A (b)	54	553
Mr. Cooper Group Inc.	38	7,961
MSCI Inc. - Class A	4	2,500
Nabors Energy Transition Corp. - Class A (b)	61	685
NCR Atleos Corporation (b)	14	561
New Providence Acquisition Corp. III (b)	59	605
Newbury Street Acquisition Corporation - Class A (b)	41	425
NewHold Investment Corp. III - Class A (b)	22	228
NMP Acquisition Corp. - Class A (b)	23	228
Origin Investment Corp I (b)	21	206
Otg Acquisition Corp. I (b)	6	57
Oxley Bridge Acquisition Ltd. (b)	9	92
Oxley Bridge Acquisition Ltd. - Class A (b)	20	199
Oyster Enterprises II Acquisition Corp (b)	43	429
Oyster Enterprises II Acquisition Corp - Class A (b)	19	191
Perimeter Acquisition Corp. I (b)	7	72
Pioneer Acquisition I Corp (b)	40	397
Plum Acquisition Corp. IV - Class A (b)	64	658
Primerica, Inc.	19	5,353
ProAssurance Corporation (b)	101	2,427
ProCap Acquisition Corp (b)	3	34

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
ProCap Acquisition Corp - Class A (b)	11	116
Quantumsphere Acquisition Corporation (b)	5	46
Quartzsea Acquisition Corporation (b)	16	161
Real Asset Acquisition Corp. - Class A (b)	11	115
Republic Digital Acquisition Co. (b)	3	36
Roman DBDR Acquisition Corp. II (b)	12	128
Ryan Specialty Group Holdings, Inc. - Class A	49	2,758
SEI Investments Company (a)	26	2,220
Siddhi Acquisition Corp. - Class A (b)	31	318
Silver Pegasus Acquisition Corp. (b)	6	58
Silver Pegasus Acquisition Corp. - Class A (b)	11	114
SilverBox Corp IV - Class A (b)	15	156
SIM Acquisition Corp. I - Class A (b)	77	807
Sizzle Acquisition Corp II - Class A (b)	76	771
Solarius Capital Acquisition Corp. - Class A (b)	14	137
Soulpower Acquisition Corp - Class A (b)	63	636
Spring Valley Acquisition Corp. III (b)	9	95
Stellar V Capital Corp. - Class A (b)	9	93
Stichting Administratiekantoor Unigel Creditors (b) (e)	1	—
Stichting Administratiekantoor Unigel Creditors (b) (e)	—	—
Tavia Acquisition Corp (b)	34	349
Texas Ventures Acquisition III Corp - Class A (b)	25	269
Thayer Ventures Acquisition Corporation II (b)	13	132
Thayer Ventures Acquisition Corporation II - Class A (b)	11	115
Titan Acquisition Corp - Class A (b)	68	683
Translational Development Acquisition Corp. (b)	9	93
Triumph Financial, Inc. (b)	69	3,469
UY Scuti Acquisition Corp. (b)	16	165
Vendome Acquisition Corp I - Class A (b)	24	234
Veritex Holdings, Inc.	26	883
Vine Hill Capital Investment Corp. - Class A (b)	25	264
Visa Inc. - Class A (a)	36	12,589
Voyager Acquisition Corp. - Class A (b)	58	606
Wells Fargo & Company	7	620
Wen Acquisition Corp. (b)	18	183
Wen Acquisition Corp. - Class A (b)	2	24
Wintergreen Acquisition Corp. (b)	—	2
Wintergreen Acquisition Corp. (b)	11	115
YHN Acquisition I Ltd (b)	19	199
		101,335
Information Technology 5.5%
Analog Devices, Inc.	12	2,965
Avaya Holdings Corp. (b)	7	69
Broadcom Inc.	1	225
CDW Corp. (a)	12	1,955
CyberArk Software Ltd. (a) (b)	12	5,611
Fair Isaac Corporation (b)	1	1,835
Hirose Electric Co., Ltd.	3	398
Intuit Inc. (a)	4	2,623
nCino OpCo, Inc. (b)	144	3,903
NCR Voyix Corporation (b)	24	296
NXP Semiconductors N.V.	4	963
Oracle Corporation (a)	73	20,513
Riverbed Holdings, Inc. (b) (e)	7	—
Salesforce, Inc. (a)	24	5,761
TE Connectivity Public Limited Company	13	2,800
Trimble Inc. (b)	34	2,747
		52,664
Consumer Discretionary 5.2%
Alibaba Group Holding Limited - ADR (a)	17	2,975
Amazon.com, Inc. (b)	83	18,313
CarMax, Inc. (b)	13	586
Compagnie Financiere Richemont S.A.	5	908
Delivery Hero SE (b) (f)	5	136
Hanesbrands Inc. (b)	21	139
Home Depot, Inc., The	7	2,797
Marriott International, Inc. - Class A	3	671
Pool Corporation	11	3,434
Prosus N.V. - Class N	25	1,749
Tesla Inc. (a) (b)	34	15,092
Under Armour, Inc. - Class A (a) (b)	209	1,044
Vail Resorts, Inc.	6	852
Vitamin Oldco Holdings, Inc. (b) (e)	3	—
Yum China Holdings, Inc.	28	1,215
		49,911
Industrials 4.8%
Air Lease Corporation - Class A (c)	7	461
Azelis Group	17	228
Boeing Company, The (a) (b)	56	12,100
Chart Industries, Inc. (b)	28	5,575
Expeditors International of Washington, Inc. - Class A (a)	6	757
Ferguson Enterprises Inc.	5	1,180
Fortune Brands Innovations, Inc.	17	882
Hoshizaki Corporation	7	269
Howmet Aerospace Inc.	2	368
Lennox International Inc.	5	2,854
LG Corp.	13	660
Norfolk Southern Corporation	7	2,074
Old Dominion Freight Line, Inc.	14	1,955
Safran	5	1,741
Samsung C&T Corporation	6	785
Spirit AeroSystems Holdings, Inc. - Class A (b)	24	914
Swire Pacific Limited - Class A	18	155
Taskus, Inc. - Class A (b)	19	335
TransUnion	38	3,219
Uber Technologies, Inc. (b)	5	533
UL Solutions Inc. - Class A	30	2,129
Verisk Analytics, Inc. (a)	11	2,763
Watts Water Technologies, Inc. - Class A	12	3,255
Westinghouse Air Brake Technologies Corporation	3	503
		45,695
Health Care 4.6%
Avantor, Inc. (b)	23	281
Becton, Dickinson and Company	5	976
Bio-Rad Laboratories, Inc. - Class A (b)	2	617
Cooper Companies, Inc., The (b)	25	1,739
Doximity, Inc. - Class A (a) (b)	77	5,615
Eurofins Scientific SE	14	1,053
Icon Public Limited Company (b)	5	918
MERCK Kommanditgesellschaft auf Aktien	4	543
Merus N.V. (b)	5	507
Novartis AG - ADR (a)	51	6,590
Novo Nordisk A/S - ADR (a)	68	3,759
Regeneron Pharmaceuticals, Inc. (a)	9	4,801
Thermo Fisher Scientific Inc.	1	590
Verona Pharma PLC. - ADR (b)	24	2,554
Vertex Pharmaceuticals Incorporated (a) (b)	22	8,484
West Pharmaceutical Services, Inc.	10	2,710
Zoetis Inc. - Class A	11	1,635
		43,372
Consumer Staples 3.3%
American Beverage Co Ambev - ADR (a)	1,025	2,287
Celsius Holdings, Inc. (b)	67	3,859
Heineken Holding N.V.	28	1,915
JDE Peet's N.V.	52	1,923
Kellanova (a)	89	7,296
Lamb Weston Holdings, Inc.	30	1,740
Meridan Management Ltd - GDR (b) (e) (f)	38	—
Monster Beverage 1990 Corporation (a) (b)	159	10,696
Orion Incorporation	5	353
Pernod Ricard	7	710
Rohto Pharmaceutical Co., Ltd.	9	153
Shiseido Company, Limited	8	135
		31,067
Materials 0.9%
Amrize AG (b)	22	1,062
Croda International Public Limited Company	4	141
Glencore PLC	244	1,121
Grupo Mexico, S.A.B. de C.V. - Class B (g)	47	410
Holcim AG	7	633
International Flavors & Fragrances Inc.	27	1,666
Nippon Paint Holdings Co., Ltd.	9	61

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Teck Resources Limited - Class B (c)	88	3,842
		8,936
Energy 0.3%
Aris Water Solutions, Inc. - Class A	17	413
Gulfport Energy Operating Corporation (b)	1	254
Kinder Morgan, Inc.	22	637
McDermott International, Ltd. (b)	30	601
McDermott International, Ltd. (b)	3	68
McDermott International, Ltd. (b)	—	8
NOV Inc.	46	604
		2,585
Real Estate 0.1%
Douglas Emmett, Inc.	35	551
Vornado Realty Trust	13	520
		1,071
Utilities 0.0%
ALLETE, Inc.	4	264
PG&E Corporation	6	93
		357
Total Common Stocks (cost $297,572)		441,455
CORPORATE BONDS AND NOTES 23.2%
Information Technology 9.2%
A10 Networks, Inc.
2.75%, 04/01/30 (a) (h) (i)	702	736
Adtran Holdings, Inc.
3.75%, 09/15/30 (a) (h) (i)	637	711
Advanced Energy Industries, Inc.
2.50%, 09/15/28 (a) (h)	468	646
Akamai Technologies, Inc.
0.38%, 09/01/27 (a) (h)	1,712	1,630
1.13%, 02/15/29 (a) (h)	1,344	1,267
0.25%, 05/15/33 (a) (h) (i)	1,097	1,103
Alkami Technology, Inc.
1.50%, 03/15/30 (a) (h) (i)	96	103
AMS-Osram AG
10.50%, 03/30/29, EUR (f)	210	263
Applied Digital Corporation
2.75%, 06/01/30 (a) (h) (i)	330	834
Applied Optoelectronics, Inc.
2.75%, 01/15/30 (a) (h)	564	564
Bentley Systems, Incorporated
0.13%, 01/15/26 (a) (h)	167	163
BigBear.ai Holdings, LLC
6.00%, 12/15/29 (a) (h) (i) (j)	408	817
Bill Holdings, Inc.
0.00%, 04/01/30 (a) (h) (i) (k)	1,919	1,698
Box, Inc.
0.00%, 01/15/26 (a) (h) (k)	899	1,125
Cipher Mining Inc.
1.75%, 05/15/30 (a) (h)	39	116
0.00%, 10/01/31 (a) (h) (i) (k)	19	21
Cleanspark Inc.
0.00%, 06/15/30 (a) (h) (i) (k)	187	232
Cloudflare, Inc.
0.00%, 08/15/26 (a) (h) (k)	1,003	1,241
0.00%, 06/15/30 (a) (h) (i) (k)	187	212
Core Scientific, Inc.
3.00%, 09/01/29 (a) (h) (i)	364	651
DigitalOcean Holdings, Inc.
0.00%, 12/01/26 (a) (h) (k)	206	193
0.00%, 08/15/30 (a) (h) (i) (k)	703	779
Dropbox, Inc.
0.00%, 03/01/26 - 03/01/28 (a) (h) (k)	2,940	2,934
Five9, Inc.
1.00%, 03/15/29 (a) (h)	1,263	1,116
Guidewire Software, Inc.
1.25%, 11/01/29 (a) (h) (i)	937	1,080
Impinj, Inc.
1.13%, 05/15/27 (a) (h)	183	305
Indie Semiconductor, Inc.
4.50%, 11/15/27 (a) (h) (i)	495	489
3.50%, 12/15/29 (a) (h) (i)	376	400
InterDigital, Inc.
3.50%, 06/01/27 (a) (h)	1,726	7,719
IREN Limited
3.50%, 12/15/29 (a) (h) (i)	1,197	4,288
3.25%, 06/15/30 (a) (h) (i)	797	2,302
Itron, Inc.
1.38%, 07/15/30 (a) (h)	75	86
Lenovo Group Limited
2.50%, 08/26/29 (f) (h)	261	374
Lumentum Holdings Inc.
0.50%, 12/15/26 (a) (h)	2,056	3,443
1.50%, 12/15/29 (a) (h)	386	929
MACOM Technology Solutions Holdings, Inc.
0.25%, 03/15/26 (a) (h)	685	1,041
Mara Holdings, Inc.
0.00%, 08/01/32 (a) (h) (i) (k)	694	740
Microchip Technology Incorporated
0.75%, 06/01/30 (a) (h)	1,839	1,778
Mitek Systems, Inc.
0.75%, 02/01/26 (a) (h)	1,522	1,477
MKS Inc.
1.25%, 06/01/30 (h)	93	102
Nebius Group N.V.
2.00%, 06/05/29 (a) (h) (i)	394	912
1.00%, 09/15/30 (a) (h) (i)	37	43
3.00%, 06/05/31 (a) (h) (i)	879	2,042
2.75%, 09/15/32 (a) (h) (i)	37	43
Nutanix, Inc.
0.25%, 10/01/27 (a) (h)	1,815	2,462
0.50%, 12/15/29 (a) (h) (i)	94	105
Okta, Inc.
0.38%, 06/15/26 (a) (h)	195	189
ON Semiconductor Corporation
0.00%, 05/01/27 (a) (h) (k)	1,990	2,257
0.50%, 03/01/29 (a) (h)	1,510	1,389
OSI Systems, Inc.
2.25%, 08/01/29 (a) (h)	886	1,282
Pagaya Us Holding Company LLC
6.13%, 10/01/29 (a) (h) (i)	587	1,398
PAR Technology Corporation
2.88%, 04/15/26 (a) (h)	94	100
1.50%, 10/15/27 (a) (h)	911	880
1.00%, 01/15/30 (a) (h) (i)	244	211
Penguin Solutions, Inc.
2.00%, 02/01/29 (a) (h) (i)	1,152	1,594
2.00%, 08/15/30 (a) (h)	968	1,153
Porch Group Inc
6.75%, 10/01/28 (a) (h) (i)	1,022	1,050
Progress Software Corporation
3.50%, 03/01/30 (a) (h)	90	90
PROS Holdings, Inc.
2.25%, 09/15/27 (a) (h)	275	276
2.50%, 07/01/30 (a) (f) (h)	1,159	1,493
Q2 Holdings, Inc.
0.75%, 06/01/26 (a) (h)	1,455	1,486
Rubrik, Inc.
0.00%, 06/15/30 (a) (h) (i) (k)	524	527
Semtech Corporation
1.63%, 11/01/27 (a) (h)	624	1,234
Snowflake Inc.
0.00%, 10/01/27 - 10/01/29 (a) (h) (k)	1,406	2,152
Strategy Inc
2.25%, 06/15/32 (a) (h)	519	921
Super Micro Computer, Inc.
2.25%, 07/15/28 (a) (h) (i)	1,467	1,660
3.50%, 03/01/29 (a) (h)	636	643
0.00%, 06/15/30 (a) (h) (i) (k)	1,272	1,393
TeraWulf Inc.
2.75%, 02/01/30 (a) (h) (i)	1,312	2,119
Unity Software Inc.
0.00%, 11/15/26 (a) (h) (k)	667	629
Veeco Instruments Inc.
2.88%, 06/01/29 (a) (h)	1,127	1,448
Vertex, Inc.
0.75%, 05/01/29 (a) (h)	62	63

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Vishay Intertechnology, Inc.
2.25%, 09/15/30 (a) (h)	561	505
Western Digital Corporation
3.00%, 11/15/28 (a) (h)	2,551	8,189
Zscaler, Inc.
0.00%, 07/15/28 (a) (h) (i) (k)	469	464
		88,110
Consumer Discretionary 4.0%
ABRA Global Finance
6.00%, 10/22/29 (a) (i) (j)	260	252
Alibaba Group Holding Limited
0.50%, 06/01/31 (a) (h)	1,762	3,225
Cheesecake Factory Incorporated, The
0.38%, 06/15/26 (a) (h)	510	505
2.00%, 03/15/30 (a) (h) (i)	1,192	1,211
Cracker Barrel Old Country Store, Inc.
1.75%, 09/15/30 (a) (h) (i)	187	173
Delivery Hero SE
1.00%, 01/23/27, EUR (f) (h)	1,300	1,465
1.50%, 01/15/28, EUR (f) (h)	100	109
3.25%, 02/21/30, EUR (f) (h)	400	464
DoorDash, Inc.
0.00%, 05/15/30 (a) (h) (i) (k)	469	534
ETSY, Inc.
0.13%, 09/01/27 (a) (h)	575	531
0.25%, 06/15/28 (a) (h)	1,306	1,160
Expedia Group, Inc.
0.00%, 02/15/26 (a) (h) (k)	1,194	1,203
Fisker Group Inc.
0.00%, 09/15/26 (a) (b) (h) (i) (l)	2,160	4
Flight Centre Travel Group Limited
2.50%, 11/17/27, AUD (f) (h)	200	129
Ford Motor Company
0.00%, 03/15/26 (a) (h) (k)	2,864	2,877
GameStop Corp.
0.00%, 04/01/30 - 06/15/32 (a) (h) (i) (k)	1,181	1,338
Gol Finance LLP
14.38%, 06/05/30 (a) (i)	357	367
H World Group Limited
3.00%, 05/01/26 (a) (h)	576	635
LCI Industries
3.00%, 03/01/30 (a) (h) (i)	171	175
Marriott Vacations Worldwide Corporation
0.00%, 01/15/26 (a) (h) (k)	3,602	3,524
NCL Corporation Ltd.
0.75%, 09/15/30 (a) (h) (i)	790	788
Peloton Interactive, Inc.
0.00%, 02/15/26 (a) (h) (k)	1,415	1,381
5.50%, 12/01/29 (a) (h)	573	1,284
Realreal, Inc., The
4.00%, 02/15/31 (a) (f) (h) (m)	599	735
Sea Limited
2.38%, 12/01/25 (a) (h)	1,906	3,745
Shift Technologies, Inc.
0.00%, 05/15/26 (a) (b) (h) (i) (l)	1,305	1
Stride, Inc.
1.13%, 09/01/27 (a) (h)	734	2,073
Trip.com Group Limited
0.75%, 06/15/29 (a) (h)	2,217	2,828
Wayfair Inc.
0.63%, 10/01/25 (h)	780	775
1.00%, 08/15/26 (h)	57	57
3.25%, 09/15/27 (a) (h)	3,005	4,555
Winnebago Industries, Inc.
3.25%, 01/15/30 (a) (h)	252	225
		38,328
Health Care 2.9%
Alphatec Holdings, Inc.
0.75%, 08/01/26 (a) (h)	643	673
0.75%, 03/15/30 (a) (h) (i)	760	906
Amphastar Pharmaceuticals, Inc.
2.00%, 03/15/29 (a) (h)	93	84
ANI Pharmaceuticals, Inc.
2.25%, 09/01/29 (a) (h)	337	472
Ascendis Pharma A/S
2.25%, 04/01/28 (a) (h)	94	128
BioMarin Pharmaceutical Inc.
1.25%, 05/15/27 (a) (h)	910	865
Bridgebio Pharma, Inc.
2.50%, 03/15/27 (a) (h)	759	1,060
2.25%, 02/01/29 (a) (h)	338	331
1.75%, 03/01/31 (a) (h) (i)	94	125
Collegium Pharmaceutical, Inc.
2.88%, 02/15/29 (a) (h)	1,402	1,653
CONMED Corporation
2.25%, 06/15/27 (a) (h)	2,374	2,261
DexCom, Inc.
0.25%, 11/15/25 (a) (h)	2,346	2,334
0.38%, 05/15/28 (a) (h)	1,129	1,029
Dynavax Technologies Corporation
2.00%, 03/15/30 (a) (f) (h)	1,062	983
Enovis Corporation
3.88%, 10/15/28 (a) (h)	87	86
Exact Sciences Corporation
0.38%, 03/15/27 - 03/01/28 (a) (h)	2,080	1,977
2.00%, 03/01/30 (a) (h) (i)	93	96
1.75%, 04/15/31 (a) (h) (i)	281	260
Guardant Health, Inc.
0.00%, 11/15/27 (a) (h) (k)	2,024	1,935
Hims & Hers Health, Inc.
0.00%, 05/15/30 (a) (h) (i) (k)	103	115
Inotiv, Inc.
3.25%, 10/15/27 (a) (h)	701	153
Jazz Investments I Limited
2.00%, 06/15/26 (a) (h)	1,235	1,302
KalVista Pharmaceuticals Inc.
3.25%, 10/01/31 (a) (h) (i)	75	81
LivaNova PLC
2.50%, 03/15/29 (a) (h)	706	757
Mirum Pharmaceuticals, Inc.
4.00%, 05/01/29 (a) (h)	192	462
Pacira Pharmaceuticals, Inc.
2.13%, 05/15/29 (a) (h)	817	822
Pharming Group N.V.
4.50%, 04/25/29, EUR (f) (h)	300	443
PTC Therapeutics, Inc.
1.50%, 09/15/26 (a) (h)	1,883	2,423
Repligen Corporation
1.00%, 12/15/28 (a) (h)	1,225	1,238
Teladoc Health, Inc.
1.25%, 06/01/27 (a) (h)	375	347
Tempus AI, Inc.
0.75%, 07/15/30 (a) (h) (i)	92	115
TransMedics Group, Inc.
1.50%, 06/01/28 (a) (h)	1,387	1,959
		27,475
Financials 2.4%
ABRA Global Finance
5.00%, 03/02/28 (a) (i) (j)	2,693	2,767
Affirm Holdings, Inc.
0.00%, 11/15/26 (a) (h) (k)	1,735	1,636
0.75%, 12/15/29 (a) (h) (i)	629	678
Alpha Holding, S.A. de C.V
0.00%, 12/31/25 (b) (i) (l)	236	1
Block, Inc.
0.25%, 11/01/27 (a) (h)	357	324
Charles Schwab Corporation, The
4.00%, (100, 06/01/26) (n)	242	239
5.00%, (100, 12/01/27) (n)	33	32
Coinbase Global, Inc.
0.50%, 06/01/26 (a) (h)	988	1,108
Encore Capital Group, Inc.
3.25%, 10/01/25 (h)	926	957
4.00%, 03/15/29 (a) (h)	1,107	1,101
EZCORP, Inc.
3.75%, 12/15/29 (a) (h) (i)	344	626
Galaxy Digital Holdings LP
3.00%, 12/15/26 (h) (i)	250	314

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
2.50%, 12/01/29 (a) (h) (i)	250	411
MoneyGram International, Inc.
9.00%, 06/01/30 (i)	268	226
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (i)	605	611
5.75%, 11/15/31 (i)	2,140	2,165
Operadora de Servicios Mega SA de CV SOFOM ER.
0.00%, 12/31/25 (b) (i) (l)	200	58
Ping An Insurance (Group) Company of China, Ltd.
0.88%, 07/22/29 (f) (h)	800	1,088
Shift4 Payments, LLC
0.50%, 08/01/27 (a) (h)	1,352	1,322
SoFi Technologies, Inc.
0.00%, 10/15/26 (a) (h) (i) (k)	489	637
1.25%, 03/15/29 (a) (h) (i)	884	2,531
Tangerine Pomelo Group, S.A.P.I. De C.V.
0.00%, 07/24/26 (b) (i) (l)	200	1
Unigel Netherlands Holding Corporation B.V.
0.00%, 12/31/44 (b) (f) (j) (l)	263	3
Upstart Holdings, Inc.
2.00%, 10/01/29 (a) (h) (i)	1,551	2,191
WisdomTree, Inc.
3.25%, 08/15/29 (a) (h)	1,831	2,375
		23,402
Industrials 1.9%
Astronics Corporation
0.00%, 01/15/31 (a) (h) (i) (k)	431	451
Bloom Energy Corporation
3.00%, 06/01/28 - 06/01/29 (a) (h)	2,060	8,683
Dayforce, Inc.
0.25%, 03/15/26 (a) (h)	2,890	2,830
Enovix Corporation
4.75%, 09/15/30 (a) (h) (i)	187	221
Foundation Building Materials, Inc.
6.00%, 03/01/29 (i)	893	906
Granite Construction Incorporated
3.75%, 05/15/28 (a) (h)	187	448
Greenbrier Companies, Inc., The
2.88%, 04/15/28 (a) (h)	751	801
JBT Marel Corporation
0.25%, 05/15/26 (a) (h)	373	377
Lyft, Inc.
0.63%, 03/01/29 (a) (h)	324	421
Pitney Bowes Inc.
1.50%, 08/15/30 (a) (h) (i)	346	358
Tetra Tech, Inc.
2.25%, 08/15/28 (a) (h)	624	671
Xometry, Inc.
1.00%, 02/01/27 (a) (h)	949	1,143
0.75%, 06/15/30 (a) (h) (i)	376	529
		17,839
Communication Services 1.6%
AST Spacemobile, Inc.
4.25%, 03/01/32 (a) (h) (i)	114	238
CommScope, LLC.
7.13%, 07/01/28 (i)	350	351
9.50%, 12/15/31 (i)	1,250	1,294
Consolidated Communications, Inc.
6.50%, 10/01/28 (i)	251	255
EchoStar Corporation
10.75%, 11/30/29	709	780
3.88%, 11/30/30 (h) (j)	299	726
Frontier Communications Holdings, LLC
5.88%, 11/01/29	986	997
6.00%, 01/15/30 (i)	1,331	1,347
Liberty Media Corporation
3.75%, 03/15/28 - 02/15/30 (a) (h)	3,674	1,483
4.00%, 11/15/29 (a) (h)	1,414	124
2.38%, 09/30/53 (a) (h) (i)	1,500	2,465
Live Nation Entertainment, Inc.
2.88%, 01/15/30 (a) (h) (i)	375	418
Match Group FinanceCo 2, Inc.
0.88%, 06/15/26 (a) (h) (i)	1,270	1,232
Match Group FinanceCo 3, Inc.
2.00%, 01/15/30 (a) (h) (i)	1,222	1,116
Oi S.A. – Em Recuperacao Judicial
10.00%, 06/30/27 (i) (j)	112	82
8.50%, 12/31/28 (i) (j)	242	5
Snap Inc.
0.13%, 03/01/28 (a) (h)	206	184
Ziff Davis, Inc.
1.75%, 11/01/26 (a) (h)	717	691
3.63%, 03/01/28 (a) (f) (h)	1,527	1,464
		15,252
Real Estate 0.7%
Kite Realty Group, L.P.
0.75%, 04/01/27 (a) (h) (i)	103	105
Open Doors Technology Inc.
7.00%, 05/15/30 (a) (h) (i)	677	3,539
Pebblebrook Hotel Trust
1.75%, 12/15/26 (a) (h)	373	363
1.63%, 01/15/30 (a) (h) (i)	429	422
StorageVault Canada Inc.
5.00%, 03/31/28, CAD (h)	754	543
Summit Hotel Properties, Inc.
1.50%, 02/15/26 (a) (h)	1,689	1,646
Vornado Realty L.P.
2.15%, 06/01/26	112	110
		6,728
Energy 0.2%
Canacol Energy Ltd.
5.75%, 11/24/28 (f)	400	138
Earthstone Energy Holdings, LLC
8.00%, 04/15/27 (i)	214	218
Shelf Drilling Management Services DMCC
9.63%, 04/15/29 (i)	1,248	1,308
Solaris Energy Infrastructure, Inc.
4.75%, 05/01/30 (a) (h)	338	607
		2,271
Materials 0.2%
Fortuna Mining Corp.
3.75%, 06/30/29 (a) (h)	364	559
Silvercorp Metals Inc.
4.75%, 12/15/29 (a) (h) (i)	287	465
SSR Mining Inc.
2.50%, 04/01/39 (a) (h)	231	324
Unigel Luxembourg S.A.
13.50%, 12/31/27 (i) (j)	44	33
13.50%, 12/31/27 (f) (j)	62	47
11.00%, 12/31/28 (i) (j)	50	8
11.00%, 12/31/28 (f) (j)	216	36
		1,472
Consumer Staples 0.1%
MGPI Processing, Inc.
1.88%, 11/15/41 (a) (h)	1,234	1,173
Total Corporate Bonds And Notes (cost $204,159)		222,050
PRIVATE INVESTMENT FUNDS 11.5%
WCM Partners Fund (f) (o)	81,497	109,832
Total Private Investment Funds (cost $82,500)		109,832
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 6.9%
1345 Trust 2025-AOA
Series 2025-D-AOA, REMIC, 7.15%, (1 Month Term SOFR + 3.00%), 06/15/27 (p)	80	80
AASET 2024-2 Ltd
Series 2024-B-2A, 6.61%, 09/16/31 (m)	233	238
ACE Securities Corp. Home Equity Loan Trust, Series 2006-CW1
Series 2006-A2C-CW1, REMIC, 3.23%, (1 Month Term SOFR + 0.39%), 07/25/36 (m) (p) (q)	1,651	1,386
AG Trust 2024-NLP
Series 2024-B-NLP, REMIC, 6.91%, (1 Month Term SOFR + 2.76%), 08/17/26 (p)	112	113
AMSR 2020-SFR5 Trust
Series 2020-G-SFR5, REMIC, 4.11%, 11/19/25	5,000	4,983

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Apidos CLO XXIV
Series 2016-DR-24A, 10.39%, (3 Month Term SOFR + 6.06%), 10/21/30 (p)	500	502
Arbor Multifamily Mortgage Securities Trust 2021-MF3
Series 2021-E-MF3, REMIC, 2.00%, 10/16/54	273	207
Arbor Realty Commercial Real Estate Notes 2022-FL1
Series 2022-C-FL1, 6.67%, (SOFR 30-Day Average + 2.30%), 01/15/37 (p)	350	351
Argentina, Republic of
Series 2022-E-CRE6, 7.78%, (SOFR 30-Day Average + 3.40%), 01/21/37 (p)	330	319
Avant Credit Card Master Trust
Series 2025-D-1A, 5.72%, 04/15/31	250	250
Bain Capital Credit CLO 2022-3, Limited
Series 2022-E-3A, 11.67%, (3 Month Term SOFR + 7.35%), 07/17/35 (p)	500	498
Bank 2019-BNK17
Interest Only, Series 2019-XG-BN17, REMIC, 1.50%, 04/17/52	1,978	82
Bank5 2024-5YR9
Series 2024-D-5YR9, REMIC, 4.00%, 09/17/29	325	292
Bank5 2025-5YR17
Series 2025-C-5YR17, REMIC, 0.00%, 10/18/30 (p)	277	276
Interest Only, Series 2025-XD-5YR17, REMIC, 0.00%, 11/18/58 (d) (p)	5,000	415
BBCMS Mortgage Trust 2024-5C27
Interest Only, Series 2024-XD-5C27, REMIC, 2.74%, 07/17/57 (p)	3,110	280
BBCMS Trust 2018-CBM
Series 2018-E-CBM, REMIC, 7.75%, (1 Month Term SOFR + 3.60%), 07/15/37 (m) (p)	110	89
BDS 2025-FL15 LLC
Series 2025-D-FL15, 6.53%, (1 Month Term SOFR + 2.60%), 09/19/30 (m) (p)	230	230
Benchmark 2018-B4 Mortgage Trust
Series 2018-D-B4, REMIC, 2.76%, 07/17/28 (p)	377	300
Benchmark 2019-B14 Mortgage Trust
Interest Only, Series 2019-XA-B14, REMIC, 0.76%, 12/15/62 (p)	15,236	313
Benchmark 2021-B31 Mortgage Trust
Series 2021-E-B31, REMIC, 2.25%, 12/17/54	617	342
Benchmark 2025-V16 Mortgage Trust
Series 2025-D-V16, REMIC, 4.50%, 08/16/58	160	141
BMO 2025-5C12 Mortgage Trust
Interest Only, Series 2025-XD-5C12, REMIC, 0.00%, 10/15/58 (p)	2,643	248
BRSP Ltd
Series 2024-C-FL2, 7.68%, (1 Month Term SOFR + 3.54%), 02/19/30 (p)	317	316
BSPRT 2021-FL7 Issuer, Ltd.
Series 2021-E-FL7, 7.65%, (1 Month Term SOFR + 3.51%), 12/15/38 (p)	300	292
BSPRT 2025-FL12 Issuer, LLC
Series 2025-D-FL12, 0.00%, (1 Month Term SOFR + 0.00%), 04/17/43 (p)	250	250
Business Jet Securities 2024-2, LLC
Series 2024-C-2A, 7.97%, 09/15/30	414	413
BX Commercial Mortgage Trust 2025-BCAT
Series 2025-D-BCAT, REMIC, 6.80%, (1 Month Term SOFR + 2.65%), 08/16/27 (p)	115	115
BX Trust 2019-OC11
Series 2019-E-OC11, REMIC, 4.08%, 12/11/29 (p)	170	156
BX Trust 2021-MFM1
Series 2021-D-VIEW, REMIC, 7.16%, (1 Month Term SOFR + 3.01%), 06/16/36 (p)	220	220
BX Trust 2022-LBA6
Series 2022-E-LBA6, REMIC, 6.85%, (1 Month Term SOFR + 2.70%), 01/18/39 (p)	120	120
BX Trust 2025-ROIC
Series 2025-E-ROIC, REMIC, 7.09%, (1 Month Term SOFR + 2.94%), 03/15/27 (p)	199	199
Canyon CLO 2020-1 Ltd
Series 2020-DR2-1A, 7.42%, (3 Month Term SOFR + 3.10%), 07/15/34 (p)	500	500
Carlyle Global Market Strategies CLO 2014-2-R, Ltd.
Series 2014-D-2RA, 9.82%, (3 Month Term SOFR + 5.61%), 05/15/31 (p)	1,000	1,005
Carlyle US CLO 2019-1 LTD
Series 2019-DR2-1A, 10.53%, (3 Month Term SOFR + 6.25%), 04/21/31 (p)	500	500
Cascade MH Asset Trust 2019-MH1
Series 2019-M-MH1, REMIC, 5.99%, 11/25/44	4,100	3,797
Castlelake Aircraft Securitization Trust 2018-1
Series 2018-C-1, 6.63%, 06/15/43 (m)	1,026	622
CF 2019-CF2 Mortgage Trust
Interest Only, Series 2019-XG-CF2, REMIC, 0.93%, 11/18/52 (p)	3,080	93
Chenango Park CLO, Ltd.
Series 2018-D-1A, 10.38%, (3 Month Term SOFR + 6.06%), 04/15/30 (p)	1,000	997
CHL Mortgage Pass-Through Trust 2007-HY3
Series 2007-A1-13, REMIC, 6.00%, 08/25/37	945	449
CIFC Funding 2021-V Ltd
Series 2021-D1R-5A, 7.01%, (3 Month Term SOFR + 2.75%), 01/15/38 (p)	500	505
Citigroup Commercial Mortgage Trust 2018-B2
Interest Only, Series 2018-XF-B2, REMIC, 1.39%, 03/10/51 (p)	2,522	76
Clas 2019-1 Limited
Series 2019-E-1A, 0.00%, 04/15/39 (e) (p)	1,000	51
Clover CLO 2021-3 LLC
Series 2021-DR-3A, 6.87%, (3 Month Term SOFR + 2.55%), 01/25/35 (p)	500	500
Cologix Data Centers US Issuer LLC
Series 2021-C-1A, 5.99%, 12/28/26	1,300	1,283
COMM 2018-HCLV Mortgage Trust
Series 2018-D-HCLV, REMIC, 6.62%, (1 Month Term SOFR + 2.47%), 09/15/33 (p)	1,000	303
CSAIL 2016-C5 Commercial Mortgage Trust
Series 2016-C-C5, REMIC, 4.56%, 11/18/25 (p)	344	338
CSAIL 2019-C16 Commercial Mortgage Trust
Series 2019-C-C16, REMIC, 4.24%, 06/15/29 (p)	350	324
CSMC 2021-B33
Series 2021-C-B33, REMIC, 3.64%, 10/10/31 (p)	338	282
DOLP Trust 2021-NYC
Series 2021-F-NYC, REMIC, 3.70%, 05/12/31	375	282
Dryden 40 Senior Loan Fund
Series 2015-ER-40A, 10.22%, (3 Month Term SOFR + 6.01%), 08/15/31 (i) (p)	500	466
Eleven Madison Trust 2015-11MD Mortgage Trust
Series 2015-A-11MD, REMIC, 3.55%, 09/12/35 (p)	143	142
FIVE 2023-V1 Mortgage Trust
Series 2023-E-V1, REMIC, 6.30%, 02/11/28 (p)	417	385
FS Rialto 2021-FL3 Issuer, Ltd.
Series 2021-D-FL3, 6.75%, (1 Month Term SOFR + 2.61%), 11/18/36 (p)	330	329
FS Rialto 2024-FL9 Issuer, LLC
Series 2024-D-FL9, 8.08%, (1 Month Term SOFR + 3.94%), 10/19/39 (p)	300	293
GS Mortgage Securities Trust 2014-GC26
Series 2014-D-GC26, REMIC, 4.40%, 11/13/47 (p)	170	89
GS Mortgage Securities Trust 2015-GC28
Series 2015-D-GC28, REMIC, 4.42%, 02/12/48 (p)	337	333
GS Mortgage Securities Trust 2018-GS9
Series 2018-D-GS9, REMIC, 3.00%, 03/10/28	1,000	817
GS Mortgage Securities Trust 2021-GSA3
Interest Only, Series 2021-XF-GSA3, REMIC, 1.40%, 12/17/54 (p)	3,608	265
GSAA Home Equity Trust 2007-9
Series 2007-A2A-9, REMIC, 6.50%, 10/25/37	1,548	893

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
H.I.G. RCP 2023-FL1, LLC
Series 2023-B-FL1, 7.75%, (1 Month Term SOFR + 3.50%), 09/21/38 (p)	339	339
HGI CRE CLO 2021-FL1, Ltd.
Series 2021-D-FL1, 6.61%, (1 Month Term SOFR + 2.46%), 06/19/36 (p)	350	349
HGI CRE CLO 2021-FL2, Ltd.
Series 2021-E-FL2, 6.70%, (1 Month Term SOFR + 2.56%), 09/19/36 (m) (p)	250	250
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2019-G-UES, REMIC, 4.45%, 05/06/32 (p)	114	108
J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-MFP
Interest Only, Series 2019-XG-MFP, REMIC, 0.50%, 07/15/36 (p)	347	4
Series 2019-G-MFP, REMIC, 8.25%, (1 Month Term SOFR + 4.10%), 07/15/36 (p)	347	9
Jol Air Limited
Series 2019-B-1, 4.95%, 04/15/26	266	265
JPMBB Commercial Mortgage Securities Trust 2014-C24
Interest Only, Series 2014-XA-C24, REMIC, 0.70%, 11/18/47 (p)	1,391	7
JPMBB Commercial Mortgage Securities Trust 2015-C31
Interest Only, Series 2015-XA-C32, REMIC, 1.03%, 11/18/48 (p)	10,795	30
LCM XVII Limited Partnership
Series ER-17A, 10.58%, (3 Month Term SOFR + 6.26%), 10/15/31 (p)	500	355
Lehman Mortgage Trust 2006-5
Series 2006-1A6-5, REMIC, 4.77%, (1 Month Term SOFR + 0.61%), 09/25/36 (p)	662	219
Lehman Mortgage Trust 2007-2
Interest Only, Series 2007-2A13-2, REMIC, 2.42%, (6.58% - (1 Month Term SOFR * 1)), 03/25/37 (p)	10,871	830
Series 2007-2A1-2, REMIC, 4.58%, (1 Month Term SOFR + 0.42%), 03/25/37 (p)	10,788	1,903
LMRK Issuer Co. 2 LLC
Series 2025-C-1A, 8.12%, 09/16/30	350	351
MAD Commercial Mortgage Trust 2025-11MD
Series 2025-E-11MD, REMIC, 7.33%, 10/11/42	80	80
Madison Park Funding XLVIII Ltd
Series 2021-E-48A, 10.84%, (3 Month Term SOFR + 6.51%), 04/19/33 (p)	1,000	1,000
MAPS 2021-1 Trust
Series 2021-C-1A, 5.44%, 06/15/28 (m)	3	3
Mariner Finance Issuance Trust 2024-B
Series 2024-A-BA, 4.91%, 10/21/30	250	254
MetroNet Infrastructure Issuer LLC
Series 2025-C-2A, 7.83%, 08/20/30	275	278
MF1 2024-FL14 LLC
Series 2024-D-FL14, REMIC, 8.99%, (1 Month Term SOFR + 4.84%), 03/19/39 (p)	300	300
Series 2024-E-FL14, REMIC, 10.44%, (1 Month Term SOFR + 6.29%), 03/19/39 (p)	400	401
MF1 2024-FL15 LLC
Series 2024-D-FL15, 8.19%, (1 Month Term SOFR + 4.04%), 08/18/41 (p)	350	350
Milos CLO, Ltd.
Series 2017-ER-1A, 10.74%, (3 Month Term SOFR + 6.41%), 10/21/30 (p)	500	494
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31
Series 2012-A2-CKSV, REMIC, 3.28%, 10/15/30	163	156
Morgan Stanley Capital I Trust 2016-UBS11
Interest Only, Series 2016-XA-UB11, REMIC, 1.43%, 08/17/49 (p)	14,026	92
Morgan Stanley Mortgage Loan Trust 2006-13ARX
Series 2006-A1-13AX, REMIC, 0.54%, (1 Month Term SOFR + 0.29%), 10/25/36 (m) (p) (q)	4,021	1,146
Nomura Asset Acceptance Corporation, Alternative Loan Trust, Series 2005-AR4
Series 2006-5A1-AR1, REMIC, 0.59%, (1 Month Term SOFR + 0.65%), 02/25/36 (m) (p) (q)	6,614	693
Octagon 57 Ltd
Series 2021-E-1A, 11.18%, (3 Month Term SOFR + 6.86%), 10/16/34 (p)	1,500	1,477
Octagon Investment Partners 40 Ltd.
Series 2019-ER-1A, 11.59%, (3 Month Term SOFR + 7.26%), 01/20/35 (p)	1,000	959
Octagon Investment Partners XVI, Ltd.
Series 2013-ER-1A, 10.33%, (3 Month Term SOFR + 6.01%), 07/17/30 (p)	500	473
Series 2013-SUB-1A, REMIC, 0.00%, 07/17/30 (i) (p)	1,500	—
PFP 2024-11 Ltd
Series 2024-C-11, 7.13%, (1 Month Term SOFR + 2.99%), 09/19/39 (p)	293	291
PRKCM 2022-AFC2 Trust
Series 2022-M1-AFC2, REMIC, 6.12%, 08/25/26 (p)	2,000	2,000
Ready Capital Mortgage Financing 2021-FL7, LLC
Series 2021-E-FL7, 7.67%, (1 Month Term SOFR + 3.51%), 11/25/36 (p)	300	297
SG Residential Mortgage Trust 2021-2
Series 2021-B2-2, REMIC, 3.94%, 12/25/61 (p) (q)	4,191	3,008
SMB Private Education Loan Trust 2021-A
Series 2021-R-A, 0.00%, 01/15/53	—	811
SoFi Professional Loan Program 2018-C Trust
Series 2018-R1-C, REMIC, 0.00%, 01/25/48 (e)	50	292
Sound Point CLO 37, Ltd.
Series 2019-ER-2A, 11.05%, (3 Month Term SOFR + 6.73%), 07/17/34 (p)	500	451
Sound Point CLO XXXII Ltd
Series 2021-E-4A, 11.28%, (3 Month Term SOFR + 6.96%), 10/25/34 (p)	500	453
Spruce Hill Mortgage Loan Trust 2020-SH1
Series 2020-B2-SH1, REMIC, 4.68%, 01/28/50 (p)	1,200	1,154
Starwood Mortgage Residential Trust 2021-4
Series 2021-B2-4, REMIC, 4.14%, 08/25/56 (p) (q)	3,767	3,104
Structured Adjustable Rate Mortgage Loan Trust 2005-3XS
Series 2004-2A2-19, REMIC, 5.08%, 01/25/35 (p)	947	862
STWD 2021-FL2, Ltd.
Series 2021-B-FL2, 6.05%, (1 Month Term SOFR + 1.91%), 04/16/38 (m) (p)	100	99
Series 2021-C-FL2, 6.35%, (1 Month Term SOFR + 2.21%), 04/16/38 (m) (p)	300	299
Sunbird Engine Finance Limited
Series 2020-C-1A, 6.78%, 02/15/27 (m)	6	6
THL Credit Wind River 2014-3 CLO Ltd
Series 2014-ER2-3A, 10.81%, (3 Month Term SOFR + 6.48%), 10/22/31 (p)	500	479
Tricon American Homes 2020-SFR1 Trust
Series 2020-F-SFR1, REMIC, 4.88%, 07/17/26	5,000	4,986
Upstart Securitization Trust 2021-4
Series 2021-C-4, 3.19%, 09/20/31	166	165
Velocity Commercial Capital Loan Trust 2018-2
Series 2018-M4-2, REMIC, 5.32%, 03/25/26	162	143
Series 2018-M5-2, REMIC, 6.36%, 06/25/26	92	82
Series 2018-M6-2, REMIC, 7.05%, 08/25/27	213	182
Velocity Commercial Capital Loan Trust 2019-1
Series 2019-M4-1, REMIC, 4.61%, 03/25/27 (p)	307	263
Series 2019-M5-1, REMIC, 5.70%, 08/25/27 (p)	178	158
Series 2019-M6-1, REMIC, 6.79%, 08/25/28 (p)	261	213
Verus Securitization Trust 2025-6
Series 2025-B2-6, 7.36%, 07/25/70 (p)	600	590
Voya CLO Ltd
Series 2019-E-2A, 11.19%, (3 Month Term SOFR + 6.86%), 07/20/32 (p)	500	500
Wells Fargo & Company
Series 2016-D-C33, REMIC, 3.12%, 03/17/26	470	437

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Wells Fargo Commercial Mortgage Trust 2015-NXS4
Series 2015-D-NXS4, REMIC, 3.76%, 11/18/25 (p)	293	287
Wells Fargo Commercial Mortgage Trust 2018-C46
Series 2018-C-C46, REMIC, 4.95%, 08/17/28 (p)	280	263
Wells Fargo Commercial Mortgage Trust 2024-C63
Interest Only, Series 2024-XD-C63, REMIC, 2.30%, 08/17/57 (p)	1,840	291
Wells Fargo Commercial Mortgage Trust 2025-5C6
Series 2025-D-5C6, REMIC, 4.25%, 10/18/30	275	240
WFRBS Commercial Mortgage Trust 2013-C14
Series 2013-AS-C14, REMIC, 3.49%, 06/15/46	42	41
Willis Engine Structured Trust IV
Series 2018-A-A, 4.75%, 09/15/26 (i) (m)	111	111
Total Non-U.S. Government Agency Asset-Backed Securities (cost $78,585)		65,668
GOVERNMENT AND AGENCY OBLIGATIONS 5.3%
Collateralized Mortgage Obligations 4.6%
Connecticut Avenue Securities Trust 2021-R01
Series 2022-1B2-R01, REMIC, 10.36%, (SOFR 30-Day Average + 6.00%), 12/26/41 (p)	1,250	1,305
Connecticut Avenue Securities Trust 2022-R03
Series 2022-1B2-R03, REMIC, 14.21%, (SOFR 30-Day Average + 9.85%), 03/25/42 (p)	1,000	1,107
Federal Home Loan Mortgage Corporation
Series SW-4170, REMIC, 0.00%, (3.94% - (SOFR 30-Day Average * 1)), 01/15/33 (p)	277	254
Interest Only, Series SG-3972, REMIC, 1.41%, (5.79% - (SOFR 30-Day Average * 1)), 12/15/41 (p)	2,447	259
Series MS-4096, REMIC, 0.02%, (2.51% - (SOFR 30-Day Average * 0.57)), 08/15/42 (p)	129	70
Series SB-4118, REMIC, 0.06%, (2.56% - (SOFR 30-Day Average * 0.57)), 10/15/42 (p)	77	41
Interest Only, Series IO-5343, REMIC, 3.50%, 10/15/42	4,988	539
Series SJ-4141, REMIC, 0.00%, (4.63% - (SOFR 30-Day Average * 1.5)), 12/15/42 (p)	92	47
Series ST-4666, REMIC, 0.00%, (6.80% - (SOFR 30-Day Average * 1.75)), 12/15/42 (p)	119	73
Interest Only, Series CI-5156, REMIC, 3.00%, 02/25/50	3,256	582
Interest Only, Series HI-5023, REMIC, 3.00%, 10/25/50	2,265	376
Interest Only, Series TI-5057, REMIC, 3.00%, 11/25/50	2,973	481
Interest Only, Series CI-5293, REMIC, 2.50%, 04/25/51	5,401	861
Interest Only, Series QI-5547, REMIC, 3.00%, 04/25/51	2,799	515
Interest Only, Series AI-5127, REMIC, 3.00%, 06/25/51	3,608	622
Interest Only, Series IN-5180, REMIC, 3.00%, 07/25/51	1,987	407
Interest Only, Series GI-5132, REMIC, 3.00%, 08/25/51	5,748	978
Interest Only, Series PI-5133, REMIC, 3.00%, 08/25/51	3,378	525
Interest Only, Series IA-5353, REMIC, 2.50%, 10/25/51	5,256	594
Federal National Mortgage Association, Inc.
Interest Only, Series C7-427, 2.50%, 08/25/35	6,614	505
Interest Only, Series C1-437, 1.50%, 05/25/37	14,539	777
Interest Only, Series C34-431, 1.50%, 06/25/37	10,308	537
Interest Only, Series C22-425, 4.00%, 09/25/47	3,677	607
Interest Only, Series C34-436, 3.00%, 07/25/52	2,216	384
Series 2012-GS-125, REMIC, 0.07%, (2.56% - (SOFR 30-Day Average * 0.57)), 11/25/42 (p)	811	485
Interest Only, Series 2018-SA-54, REMIC, 1.78%, (6.14% - (SOFR 30-Day Average * 1)), 08/25/48 (p)	1,922	187
Interest Only, Series 2021-IN-85, REMIC, 2.50%, 02/25/50	4,005	647
Interest Only, Series 2020-AS-54, REMIC, 1.68%, (6.04% - (SOFR 30-Day Average * 1)), 08/25/50 (p)	1,903	238
Interest Only, Series 2020-SA-74, REMIC, 0.00%, (4.10% - (SOFR 30-Day Average * 1)), 10/25/50 (p)	5,010	228
Interest Only, Series 2020-SA-77, REMIC, 0.00%, (4.10% - (SOFR 30-Day Average * 1)), 11/25/50 (p)	6,619	267
Interest Only, Series 2020-SB-77, REMIC, 0.00%, (4.10% - (SOFR 30-Day Average * 1)), 11/25/50 (p)	4,738	199
Interest Only, Series 2020-IB-80, REMIC, 2.50%, 11/25/50	3,939	632
Interest Only, Series 2020-WI-75, REMIC, 2.50%, 11/25/50	3,198	514
Interest Only, Series 2024-IE-22, REMIC, 2.50%, 11/25/50	3,948	642
Interest Only, Series 2021-S-82, REMIC, 0.00%, (3.75% - (SOFR 30-Day Average * 1)), 01/25/51 (p)	6,677	218
Interest Only, Series 2020-HI-96, REMIC, 3.00%, 01/25/51	2,236	384
Interest Only, Series 2021-MI-3, REMIC, 3.50%, 02/25/51	3,224	612
Interest Only, Series 2021-PI-20, REMIC, 2.50%, 04/25/51	3,802	610
Interest Only, Series 2024-IO-32, REMIC, 2.50%, 04/25/51	656	100
Interest Only, Series 2021-IO-43, REMIC, 2.50%, 06/25/51	4,015	633
Interest Only, Series 2021-WI-56, REMIC, 2.50%, 09/25/51	3,891	495
Interest Only, Series 2021-LI-66, REMIC, 2.50%, 10/25/51	3,403	569
Interest Only, Series 2021-MI-74, REMIC, 2.50%, 11/25/51	3,305	372
Interest Only, Series 2023-IO-59, REMIC, 2.50%, 12/25/51	4,953	536
Government National Mortgage Association
Interest Only, Series 2013-SA-195, REMIC, 0.14%, 01/20/42 (p)	3,018	118
Interest Only, Series 2018-HS-97, REMIC, 1.95%, (6.09% - (1 Month Term SOFR * 1)), 07/20/48 (p)	163	20
Interest Only, Series 2018-SD-91, REMIC, 1.95%, (6.09% - (1 Month Term SOFR * 1)), 07/20/48 (p)	1,298	142
Interest Only, Series 2018-SA-111, REMIC, 0.30%, (4.44% - (1 Month Term SOFR * 1)), 08/20/48 (p)	1,937	83
Interest Only, Series 2018-SH-105, REMIC, 2.00%, (6.14% - (1 Month Term SOFR * 1)), 08/20/48 (p)	1,249	141
Interest Only, Series 2018-SK-124, REMIC, 1.95%, (6.09% - (1 Month Term SOFR * 1)), 09/20/48 (p)	1,488	168
Interest Only, Series 2018-SA-166, REMIC, 1.90%, (6.04% - (1 Month Term SOFR * 1)), 12/20/48 (p)	1,401	151
Interest Only, Series 2019-SH-92, REMIC, 1.85%, (5.99% - (1 Month Term SOFR * 1)), 07/20/49 (p)	1,316	152
Interest Only, Series 2022-IB-218, REMIC, 3.00%, 07/20/50	582	97
Interest Only, Series 2020-SC-115, REMIC, 0.00%, (4.09% - (1 Month Term SOFR * 1)), 08/20/50 (p)	3,505	136
Interest Only, Series 2020-BS-112, REMIC, 2.00%, (6.14% - (1 Month Term SOFR * 1)), 08/20/50 (p)	2,795	369
Interest Only, Series 2020-SD-142, REMIC, 2.05%, (6.19% - (1 Month Term SOFR * 1)), 09/20/50 (p)	2,326	341
Interest Only, Series 2020-SH-146, REMIC, 2.05%, (6.19% - (1 Month Term SOFR * 1)), 10/20/50 (p)	2,166	321
Interest Only, Series 2020-TI-151, REMIC, 2.50%, 10/20/50	3,884	592
Interest Only, Series 2022-AI-112, REMIC, 2.50%, 10/20/50	1,296	205
Interest Only, Series 2020-MI-154, REMIC, 3.00%, 10/20/50	3,413	571

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Interest Only, Series 2020-SD-167, REMIC, 2.05%, (6.19% - (1 Month Term SOFR * 1)), 11/20/50 (p)	2,268	342
Interest Only, Series 2020-AI-173, REMIC, 2.50%, 11/20/50	3,994	625
Interest Only, Series 2020-DI-167, REMIC, 2.50%, 11/20/50	4,274	624
Interest Only, Series 2020-HI-173, REMIC, 2.50%, 11/20/50	4,104	613
Interest Only, Series 2020-KI-175, REMIC, 2.50%, 11/20/50	4,864	721
Interest Only, Series 2020-YI-165, REMIC, 2.50%, 11/20/50	4,140	630
Interest Only, Series 2020-SU-189, REMIC, 2.05%, (6.19% - (1 Month Term SOFR * 1)), 12/20/50 (p)	2,099	307
Interest Only, Series 2020-BI-188, REMIC, 2.50%, 12/20/50	4,222	660
Interest Only, Series 2020-UH-191, REMIC, 3.50%, 12/20/50	3,119	603
Interest Only, Series 2021-GI-15, REMIC, 3.50%, 01/20/51	2,679	508
Interest Only, Series 2021-YI-24, REMIC, 3.50%, 02/20/51	3,271	637
Interest Only, Series 2021-SA-97, REMIC, 0.00%, (2.60% - (SOFR 30-Day Average * 1)), 06/20/51 (p)	8,009	66
Interest Only, Series 2021-SB-107, REMIC, 0.00%, (3.10% - (SOFR 30-Day Average * 1)), 06/20/51 (p)	5,424	84
Interest Only, Series 2021-SB-97, REMIC, 0.00%, (3.64% - (1 Month Term SOFR * 1)), 06/20/51 (p)	3,113	81
Interest Only, Series 2021-IP-160, REMIC, 2.50%, 06/20/51	3,464	415
Interest Only, Series 2021-BI-149, REMIC, 3.00%, 08/20/51	3,448	546
Interest Only, Series 2021-SA-158, REMIC, 0.00%, (3.70% - (SOFR 30-Day Average * 1)), 09/20/51 (p)	4,667	134
Interest Only, Series 2021-BI-160, REMIC, 3.00%, 09/20/51	3,530	582
Interest Only, Series 2021-IA-159, REMIC, 3.00%, 09/20/51	3,476	549
Interest Only, Series 2021-VI-161, REMIC, 3.00%, 09/20/51	4,578	610
Interest Only, Series 2024-KI-48, REMIC, 2.50%, 10/20/51	3,889	563
Interest Only, Series 2025-JI-62, REMIC, 2.50%, 10/20/51	4,878	605
Interest Only, Series 2021-SL-196, REMIC, 0.00%, (2.65% - (SOFR 30-Day Average * 1)), 11/20/51 (p)	12,929	114
Interest Only, Series 2022-IO-83, REMIC, 2.50%, 11/20/51	4,209	621
Interest Only, Series 2023-GI-19, REMIC, 3.00%, 11/20/51	3,614	541
Interest Only, Series 2021-IB-197, REMIC, 3.50%, 11/20/51	3,552	666
Interest Only, Series 2021-SC-221, REMIC, 0.00%, (3.80% - (SOFR 30-Day Average * 1)), 12/20/51 (p)	7,634	232
Interest Only, Series 2021-SN-213, REMIC, 0.00%, (3.20% - (SOFR 30-Day Average * 1)), 12/20/51 (p)	7,339	110
Interest Only, Series 2024-BI-6, REMIC, 3.00%, 12/20/51	3,595	579
Interest Only, Series 2022-IO-137, REMIC, 3.00%, 01/20/52	3,835	553
Interest Only, Series 2024-CI-79, REMIC, 3.50%, 02/20/52	3,400	564
Interest Only, Series 2020-HI-H11, REMIC, 1.41%, 06/19/70 (p)	5,249	390
Interest Only, Series 2020-AI-H18, REMIC, 1.71%, 09/20/70 (p)	5,185	344
Interest Only, Series 2020-BI-H19, REMIC, 1.79%, 11/20/70 (p)	4,263	382
Interest Only, Series 2021-QI-H08, REMIC, 0.07%, 05/20/71 (p)	20,989	607
Government National Mortgage Association Guaranteed REMIC Pass-Through Securities, The
Interest Only, Series 2025-MI-48, REMIC, 2.50%, 06/20/51	6,196	918
Interest Only, Series 2022-IO-207, REMIC, 3.00%, 08/20/51	5,068	834
Government National Mortgage Association REMIC Trust 2019-085
Interest Only, Series 2019-IH-90, REMIC, 3.00%, 05/20/48	3,559	528
Government National Mortgage Association REMIC Trust 2024-025
Interest Only, Series 2024-DI-24, REMIC, 3.50%, 11/20/51	3,050	576
		43,685
Commercial Mortgage-Backed Securities 0.5%
Federal National Mortgage Association, Inc.
Interest Only, Series 2020-X9-M10, REMIC, 0.87%, 12/25/27 (p)	8,828	84
Interest Only, Series 2019-X-M5, REMIC, 0.61%, 02/25/29 (p)	11,757	154
Interest Only, Series 2019-X-M7, REMIC, 0.44%, 05/25/29 (p)	8,846	89
Interest Only, Series 2019-X-M12, REMIC, 0.68%, 06/25/29 (p)	7,742	134
Interest Only, Series 2019-X-M25, REMIC, 0.20%, 11/25/29 (p)	24,658	109
Interest Only, Series 2022-X2-M4, REMIC, 0.26%, 05/25/30 (p)	34,805	267
Interest Only, Series 2020-X2-M13, REMIC, 1.33%, 09/25/30 (p)	3,337	116
Interest Only, Series 2019-X2-M21, REMIC, 1.40%, 02/25/31 (p)	3,381	172
Interest Only, Series 2019-2XA-M24, REMIC, 1.28%, 03/25/31 (p)	3,386	150
Interest Only, Series 2021-X1-M23, REMIC, 0.60%, 11/25/31 (p)	11,996	177
Interest Only, Series 2020-X4-M10, REMIC, 0.99%, 07/25/32 (p)	11,702	458
Freddie Mac Multifamily Securities 2018-KF56 Mortgage Trust
Series 2018-C-KF56, REMIC, 10.32%, (SOFR 30-Day Average + 5.91%), 11/25/28 (p) (q)	246	237
Government National Mortgage Association
Interest Only, Series 2021-IO-94, REMIC, 0.83%, 02/16/63 (p)	6,707	397
Interest Only, Series 2021-IO-52, REMIC, 0.72%, 04/16/63 (p)	4,467	230
Interest Only, Series 2023-IO-179, REMIC, 0.61%, 09/16/63 (p)	9,629	405
Interest Only, Series 2022-IO-48, REMIC, 0.71%, 01/16/64 (p)	7,351	413
Interest Only, Series 2025-IO-21, REMIC, 0.95%, 04/16/65 (p)	1,453	98
Interest Only, Series 2024-AI-170, REMIC, 0.76%, 10/16/65 (p)	1,974	125
Interest Only, Series 2024-IO-158, REMIC, 1.09%, 12/16/65 (p)	7,798	617
Interest Only, Series 2024-IO-170, REMIC, 1.00%, 03/16/66 (p)	1,670	128
		4,560
U.S. Treasury Note 0.2%
Treasury, United States Department of
4.00%, 03/31/30 (a)	1,231	1,245
3.63%, 08/31/30 (a)	1,220	1,214
		2,459
Total Government And Agency Obligations (cost $57,992)		50,704
SENIOR FLOATING RATE INSTRUMENTS 1.0%
Communication Services 0.5%
Altice France S.A.
2023 USD Term Loan B14, 9.82%, (3 Month Term SOFR + 5.50%), 08/31/28 (p)	75	72
Avaya, Inc.
2023 Exit Term Loan, 11.78%, (1 Month Term SOFR + 7.50%), 08/01/28 (p)	305	267

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
CommScope Holding Company, Inc.
2024 Term Loan, 0.00%, (1 Month Term SOFR + 4.75%), 12/15/29 (p) (r)	459	464
2024 Term Loan, 9.07%, (1 Month Term SOFR + 4.75%), 12/15/29 (p)	65	66
Crown Finance US, Inc.
2025 Term Loan B, 8.78%, (1 Month Term SOFR + 4.50%), 12/02/31 (p)	30	30
CSC Holdings, LLC
2022 Term Loan B6, 0.00%, (1 Month Term SOFR + 4.50%), 01/17/28 (p) (r)	65	65
DirecTV Financing, LLC
2024 Term Loan, 9.82%, (3 Month Term SOFR + 5.25%), 08/02/29 (p)	50	50
Flutter Financing B.V.
2025 Term Loan B, 6.30%, (3 Month Term SOFR + 2.00%), 05/22/32 (p)	15	15
Lumen Technologies, Inc.
2024 Extended Term Loan B1, 6.78%, (1 Month Term SOFR + 2.35%), 04/15/29 (p)	995	988
2024 Extended Term Loan B2, 6.78%, (1 Month Term SOFR + 2.35%), 04/15/30 (p)	2,308	2,291
NEP Group, Inc.
2023 Term Loan B, 7.71%, (3 Month Term SOFR + 3.25%), 08/19/26 (p)	60	60
Nexstar Broadcasting, Inc.
2025 Term Loan B5, 0.00%, (1 Month Term SOFR + 2.50%), 06/23/32 (p) (r)	40	40
TKO Worldwide Holdings, LLC
2025 Term Loan, 6.04%, (3 Month Term SOFR + 2.00%), 11/21/31 (p)	15	15
Univision Communications Inc.
2022 First Lien Term Loan B, 8.55%, (3 Month Term SOFR + 4.25%), 06/10/29 (p)	50	49
Virgin Media Bristol LLC
2023 USD Term Loan Y, 7.37%, (6 Month Term SOFR + 3.17%), 03/06/31 (p)	45	44
Voyager Parent, LLC
Term Loan B, 9.04%, (SOFR + 4.75%), 05/08/32 (p)	65	65
Ziggo Financing Partnership
USD Term Loan I, 0.00%, (1 Month Term SOFR + 2.50%), 04/17/28 (p) (r)	90	90
		4,671
Industrials 0.2%
Air Comm Corporation, LLC
2025 Delayed Draw Term Loan, 0.00%, (3 Month Term SOFR + 2.75%), 11/21/31 (p) (r)	1	1
2025 Delayed Draw Term Loan, 7.06%, (3 Month Term SOFR + 2.75%), 12/11/31 (p)	1	1
2025 Term Loan, 7.06%, (3 Month Term SOFR + 2.75%), 12/11/31 (p)	51	51
American Airlines, Inc.
2025 Term Loan B, 7.58%, (3 Month Term SOFR + 3.25%), 05/09/32 (p)	45	45
Brown Group Holding, LLC
Term Loan B, 6.82%, (1 Month Term SOFR + 2.50%), 07/01/31 (p)	60	60
Colossus Acquireco LLC
Term Loan B, 6.05%, (3 Month Term SOFR + 1.75%), 06/12/32 (p)	110	109
Constant Contact Inc
Second Lien Term Loan, 12.08%, (3 Month Term SOFR + 7.50%), 02/10/29 (p)	360	308
Cube Industrials Buyer Inc
2024 Term Loan, 7.58%, (3 Month Term SOFR + 3.25%), 10/09/31 (p)	100	100
Deep Blue Operating I LLC
Term Loan, 0.00%, (SOFR + 2.75%), 09/17/32 (p) (r)	35	35
DG Investment Intermediate Holdings 2, Inc.
2025 Term Loan, 7.97%, (1 Month Term SOFR + 3.75%), 07/01/32 (p)	95	95
Edelman Financial Center, LLC
2024 Term Loan, 7.32%, (1 Month Term SOFR + 3.00%), 04/07/28 (p)	50	50
2024 2nd Lien Term Loan, 9.57%, (1 Month Term SOFR + 5.25%), 10/23/28 (p)	50	50
Fertitta Entertainment, LLC
2022 Term Loan B, 7.41%, (1 Month Term SOFR + 3.25%), 01/13/29 (j) (p)	64	64
Focus Financial Partners, LLC
2025 Incremental Term Loan B, 7.07%, (1 Month Term SOFR + 2.75%), 09/15/31 (p)	94	94
Grant Thornton Advisors LLC
2025 Incremental Term Loan, 7.32%, (1 Month Term SOFR + 3.00%), 05/30/31 (p)	40	40
Green Infrastructure Partners Inc
USD Term Loan B, 6.75%, (3 Month Term SOFR + 2.75%), 09/18/32 (p)	90	90
HighTower Holdings LLC
2025 1st Lien Term Loan B, 7.07%, (3 Month Term SOFR + 2.75%), 02/03/32 (p)	75	75
Kenan Advantage Group, Inc.
2024 Term Loan B4, 7.57%, (1 Month Term SOFR + 3.25%), 01/25/29 (p)	25	25
Lavender Dutch BorrowerCo BV
Term Loan, 0.00%, (SOFR + 3.25%), 09/27/32 (p) (r)	25	25
LBM Acquisition LLC
2024 Incremental Term Loan B, 7.99%, (1 Month Term SOFR + 3.75%), 06/06/31 (p)	64	62
LC AHAB US Bidco LLC
Term Loan B, 7.32%, (1 Month Term SOFR + 3.00%), 04/14/31 (p)	50	50
Madison IAQ LLC
2025 Term Loan B, 7.45%, (6 Month Term SOFR + 3.25%), 03/26/32 (p)	55	55
Pinnacle Buyer, LLC
Term Loan, 0.00%, (SOFR + 2.50%), 09/11/32 (p) (r)	13	13
PUG LLC
2024 Extended Term Loan B, 0.00%, (1 Month Term SOFR + 4.75%), 03/12/30 (p) (r)	20	20
2024 Extended Term Loan B, 9.07%, (1 Month Term SOFR + 4.75%), 03/12/30 (p)	27	27
Resideo Funding Inc.
2025 Incremental Term Loan, 6.04%, (3 Month Term SOFR + 2.00%), 08/08/32 (p)	50	50
Spectris PLC
Term Loan, 0.00%, 09/26/32 (p) (r)	20	20
Tecta America Corp.
2025 Term Loan B, 7.32%, (1 Month Term SOFR + 3.00%), 02/12/32 (p)	40	40
Tiger Acquisition, LLC
2025 Term Loan B, 6.64%, (1 Month Term SOFR + 2.50%), 08/14/32 (p)	93	93
Titan Acquisition Limited
2024 Term Loan B, 7.59%, (3 Month Term SOFR + 4.50%), 02/01/29 (p)	27	27
2024 Term Loan B, 8.67%, (3 Month Term SOFR + 4.50%), 02/01/29 (p)	27	27
TransDigm, Inc.
2025 Term Loan M, 6.85%, (1 Month Term SOFR + 2.50%), 08/13/32 (p)	125	125
Veritiv Corporation
Term Loan B, 8.30%, (3 Month Term SOFR + 4.00%), 11/30/30 (p)	20	20
Victory Capital Holdings Inc.
Term Loan, 0.00%, (SOFR + 2.00%), 09/10/32 (p) (r)	10	10
White Cap Buyer LLC
2024 Term Loan B, 7.41%, (1 Month Term SOFR + 3.25%), 10/19/29 (p)	104	104
		2,061
Information Technology 0.1%
Ascend Learning, LLC
2025 Repriced Term Loan B, 7.32%, (1 Month Term SOFR + 3.00%), 12/11/28 (p)	109	109
Astra Acquisition Corp.
2021 2nd Lien Term Loan, 0.00%, (3 Month Term SOFR + 8.88%), 10/22/29 (p) (r)	405	—
Camelot U.S. Acquisition LLC
2025 Incremental Term Loan B, 7.57%, (1 Month Term SOFR + 3.25%), 01/31/31 (p)	40	40

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Clearwater Analytics, LLC
2025 Term Loan B, 6.46%, (6 Month Term SOFR + 2.25%), 02/10/32 (p)	5	5
Cornerstone OnDemand, Inc.
2021 Term Loan, 8.18%, (1 Month Term SOFR + 3.75%), 09/08/26 (p)	32	31
Cyxtera DC Holdings, Inc.
Term Loan B, 0.00%, (LIBOR + 3.00%), 05/01/26 (b) (e) (l) (p)	43	—
Finastra USA, Inc.
2025 1st Lien Term Loan, 8.04%, (3 Month Term SOFR + 4.00%), 07/30/32 (p)	20	20
Gainwell Acquisition Corp.
Term Loan B, 8.40%, (3 Month Term SOFR + 4.00%), 08/17/27 (p)	109	107
ION Platform Finance US, Inc.
Term Loan, 0.00%, (SOFR + 3.75%), 09/30/32 (e) (p) (r)	65	64
LSF9 Atlantis Holdings, LLC
2025 Repriced Term Loan B, 0.00%, (3 Month Term SOFR + 4.25%), 03/29/29 (p) (r)	15	15
2025 Term Loan B, 0.00%, (1 Month Term SOFR + 3.75%), 03/29/29 (p) (r)	5	5
2025 Term Loan B, 7.89%, (1 Month Term SOFR + 3.75%), 03/29/29 (p)	24	24
MH Sub I, LLC
2024 Term Loan B4, 8.57%, (1 Month Term SOFR + 4.25%), 12/11/31 (p)	60	55
Mitchell International, Inc.
2024 1st Lien Term Loan, 7.57%, (1 Month Term SOFR + 3.25%), 06/05/31 (p)	50	49
2024 2nd Lien Term Loan, 9.57%, (1 Month Term SOFR + 5.25%), 06/07/32 (p)	10	10
Polaris Newco LLC
USD Term Loan B, 8.32%, (3 Month Term SOFR + 3.75%), 06/03/28 (p)	44	43
Qnity Electronics Inc.
Term Loan, 0.00%, (SOFR + 2.00%), 08/11/32 (p) (r)	75	75
Vision Solutions, Inc.
2021 Incremental Term Loan, 8.57%, (3 Month Term SOFR + 4.00%), 04/24/28 (p)	32	31
X Corp.
Term Loan, 0.00%, (3 Month Term SOFR + 6.50%), 10/27/29 (p) (r)	55	54
Zayo Group Holdings, Inc.
2022 USD Incremental Term Loan B, 0.00%, (1 Month Term SOFR + 4.17%), 03/09/27 (p) (r)	30	30
2022 USD Incremental Term Loan B, 8.49%, (1 Month Term SOFR + 4.17%), 03/09/27 (p)	26	25
Zelis Payments Buyer, Inc.
5th Amendment Term Loan, 0.00%, (1 Month Term SOFR + 3.25%), 10/24/31 (p) (r)	50	50
		842
Energy 0.1%
Freeport LNG Investments, LLLP
2025 Term Loan B, 7.57%, (3 Month Term SOFR + 3.25%), 12/21/28 (p)	48	48
Lealand Finance Company B.V.
2020 Make Whole Term Loan, 7.43%, (1 Month Term SOFR + 3.00%), 06/30/27 (p)	5	4
2020 Letter Of Credit, 8.57%, (LIBOR + 4.75%), 06/30/27 (e) (p)	351	291
2020 Take Back Term Loan, 8.43%, (1 Month Term SOFR + 4.00%), 12/31/27 (j) (p)	425	283
Lealand Reficar Term Loan
Term Loan, 12.09%, 06/30/27 (d) (p)	4	4
Meade Pipeline CO LLC
Term Loan B, 6.00%, (3 Month Term SOFR + 2.00%), 09/18/32 (p)	35	35
Whitewater Matterhorn Holdings LLC
2025 Term Loan B, 6.57%, (3 Month Term SOFR + 2.25%), 05/12/32 (p)	15	15
		680
Consumer Discretionary 0.1%
American Axle & Manufacturing, Inc.
Term Loan, 0.00%, (SOFR + 3.25%), 02/24/32 (p) (r)	30	30
DexKo Global Inc.
2021 USD Term Loan B, 8.03%, (1 Month Term SOFR + 3.75%), 09/24/28 (j) (p)	25	24
EG America LLC
2025 USD Repriced Term Loan, 7.70%, (3 Month Term SOFR + 3.50%), 02/07/28 (p)	58	59
Great Outdoors Group, LLC
2025 Term Loan B, 7.57%, (1 Month Term SOFR + 3.25%), 01/20/32 (p)	34	34
Michaels Companies, Inc.
2021 Term Loan B, 8.81%, (3 Month Term SOFR + 4.25%), 04/08/28 (p)	15	14
Mister Car Wash Holdings, Inc.
2024 Term Loan B, 6.82%, (1 Month Term SOFR + 2.50%), 03/21/31 (p)	86	86
PetSmart, Inc.
2025 USD Term Loan B, 8.14%, (1 Month Term SOFR + 4.00%), 08/09/32 (p)	30	30
Sabre GLBL Inc.
2022 1st Lien Term Loan B, 9.42%, (1 Month Term SOFR + 5.00%), 06/09/28 (p)	12	11
2024 Term Loan B1, 10.42%, (1 Month Term SOFR + 6.00%), 11/15/29 (p)	11	10
Staples, Inc.
2024 Term Loan B, 10.05%, (3 Month Term SOFR + 5.75%), 08/22/29 (p)	25	23
Wand NewCo 3, Inc.
2025 Repriced Term Loan B, 6.82%, (1 Month Term SOFR + 2.50%), 01/30/31 (p)	91	90
		411
Health Care 0.0%
ADMI Corp.
2021 Incremental Term Loan B3, 8.18%, (1 Month Term SOFR + 3.75%), 12/23/27 (p)	64	60
Aveanna Healthcare, LLC
Term Loan, 0.00%, (SOFR + 3.75%), 09/11/32 (p) (r)	40	40
Bausch & Lomb Corporation
2025 Term Loan B, 8.57%, (1 Month Term SOFR + 4.25%), 12/17/30 (p)	95	95
LifePoint Health, Inc.
2024 1st Lien Term Loan B, 8.07%, (3 Month Term SOFR + 3.75%), 05/16/31 (p)	99	99
Radiology Partners Inc
2025 Term Loan, 8.80%, (3 Month Term SOFR + 4.50%), 06/26/32 (p)	65	65
Team Health Holdings, Inc.
2025 Term Loan B, 8.80%, (3 Month Term SOFR + 4.50%), 06/30/28 (p)	35	35
		394
Financials 0.0%
Alera Group, Inc.
2025 Term Loan, 7.57%, (1 Month Term SOFR + 3.25%), 05/21/32 (p)	45	45
Ardonagh Midco 3 PLC
2024 USD Term Loan B, 6.93%, (6 Month Term SOFR + 2.75%), 02/28/31 (p)	27	27
2024 USD Term Loan B, 7.05%, (6 Month Term SOFR + 2.75%), 02/28/31 (p)	32	32
Boots Group Bidco Ltd
USD Term Loan, 7.70%, (3 Month Term SOFR + 3.50%), 07/22/32 (p)	35	35
Cotiviti Corporation
2024 Term Loan, 7.03%, (1 Month Term SOFR + 2.75%), 02/21/31 (p)	94	92
2025 2nd Amendment Term Loan, 7.03%, (1 Month Term SOFR + 2.75%), 02/16/32 (p)	5	5
OneDigital Borrower LLC
2025 Repriced Term Loan, 7.32%, (1 Month Term SOFR + 3.00%), 07/02/31 (p)	69	69

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Trucordia Insurance Holdings LLC
Term Loan B, 7.57%, (1 Month Term SOFR + 3.25%), 06/12/32 (p)	50	50
		355
Consumer Staples 0.0%
Allied Universal Holdco LLC
2025 USD Term Loan B, 7.69%, (1 Month Term SOFR + 3.25%), 08/06/32 (p)	40	40
Aspire Bakeries Holdings LLC
2025 Term Loan B, 7.83%, (1 Month Term SOFR + 3.50%), 12/23/30 (p)	5	5
Eagle Parent Corp.
2022 Term Loan B, 8.55%, (3 Month Term SOFR + 4.25%), 03/17/29 (p)	109	109
Froneri International Ltd.
Term Loan, 0.00%, (SOFR + 2.50%), 07/17/32 (p) (r)	65	65
Golden State Food LLC
Term Loan B, 0.00%, (1 Month Term SOFR + 4.00%), 10/07/31 (p) (r)	5	5
Term Loan B, 8.23%, (1 Month Term SOFR + 4.00%), 10/07/31 (p)	5	5
Savor Acquisition, Inc.
Term Loan B, 7.32%, (1 Month Term SOFR + 3.00%), 02/04/32 (p)	27	28
		257
Materials 0.0%
Hexion Holdings Corporation
2024 Term Loan B, 8.14%, (1 Month Term SOFR + 4.00%), 03/15/29 (p)	109	109
INEOS Quattro Holdings UK Ltd
2023 USD 1st Lien Term Loan B, 8.67%, (1 Month Term SOFR + 4.25%), 03/09/29 (p)	54	49
INEOS US Finance LLC
2023 USD Term Loan B, 7.57%, (1 Month Term SOFR + 3.25%), 02/09/30 (p)	60	54
		212
Real Estate 0.0%
Vestis Corporation
Term Loan, 6.45%, (3 Month Term SOFR + 2.25%), 02/18/31 (p)	40	38
Utilities 0.0%
Waterbridge Midstream Operating LLC
2024 1st Lien Term Loan B, 9.03%, (3 Month Term SOFR + 4.75%), 06/22/29 (p)	24	24
Total Senior Floating Rate Instruments (cost $10,650)		9,945
OTHER EQUITY INTERESTS 0.3%
Acropolis Infrastructure Acquisition Corp. (b) (e) (s)	17	—
Altaba Inc. (b) (e) (s)	2,007	2,559
Amyris, Inc. (b) (e) (h) (s)	2,856	—
Danimer Scientific, Inc. (b) (e) (h) (s)	672	—
Pershing Square Tontine Holdings, Ltd. (b) (e) (s)	31	—
Zalatoris Acquisition Escrow (b) (e) (s)	13	—
Total Other Equity Interests (cost $30,339)		2,559
PREFERRED STOCKS 0.1%
Real Estate 0.1%
City Office REIT, Inc., 6.63%, (25, 11/08/25) (n)	54	1,360
Total Preferred Stocks (cost $1,333)		1,360
RIGHTS 0.0%
ABIOMED, Inc. (b) (e)	2	4
Aimei Health Technology Co., Ltd. (b)	15	5
Akouos, Inc. (b) (e)	14	7
AmpliTech Group, Inc. (b)	13	2
Bristol-Myers Squibb Company (b) (e)	25	13
Cayson Acquisition Corp. (b)	7	1
Crane Harbor Acquisition Corp. (b)	54	17
Drugs Made In America Acquisition Corp. (b)	25	5
DT Cloud Acquisition Corp. (b)	3	—
ESH Acquisition Corp. (b)	16	3
Inhibrx, Inc. (b) (e)	11	8
Iron Horse Acquisitions Corp. (b)	11	8
Jackson Acquisition Co II (b)	42	10
K&F Growth Acquisition Corp. II (b)	11	1
Lakeshore Acquisition III Corp. (b)	20	4
Mountain Lake Acquisition Corp. (b)	38	8
Pershing Square SPARC Holdings, Ltd. (b) (e)	7	2
Sizzle Acquisition Corp II (b)	50	9
Soulpower Acquisition Corp (b)	62	12
Spring Valley Acquisition Corp. II (b)	1	—
Tavia Acquisition Corp (b)	19	4
UY Scuti Acquisition Corp. (b)	16	3
Total Rights (cost $153)		126
WARRANTS 0.0%
Agriculture & Natural Solutions Acquisition Corp. (b)	7	1
Alchemy Investments Acquisition Corp 1 (b)	9	1
Aldel Financial II Inc. (b)	14	7
Altenergy Acquisition Corp. (b) (e)	3	—
Andretti Acquisition Corp. II (b)	10	2
Archimedes Tech Spac Partners II Co. (b)	9	3
Capri Listco (b) (e)	31	—
Cartesian Growth Corporation II (b)	3	—
Cero Therapeutics Holdings, Inc. (b)	3	—
Copley Acquisition Corp. (b)	19	4
Electriq Power Holdings, Inc. (b) (e)	4	—
EVe Mobility Acquisition Corp (b) (e)	4	—
FACT II Acquisition Corp. (b)	11	3
Gesher Acquisition Corp. II (b)	5	2
Getaround Operating, Inc. (b) (e)	1	—
GIBO Holdings Ltd. (b)	3	—
Goal Acquisitions Corp. (b) (e)	45	—
Graf Global Corp. (b)	4	1
Grove Collaborative Holdings, Inc. (b)	4	—
iLearningEngines, Inc. (b) (e)	14	—
Iron Horse Acquisitions Corp. (b)	11	1
Israel Acquisitions Corp. (b)	5	1
Jaws Mustang Acquisition Corp. (b)	12	—
Keen Vision Acquisition Corporation (b)	27	2
Launch Two Acquisition Corp. (b)	6	2
Live Oak Acquisition Corp V (b)	5	2
Maxeon Solar Technologies, Ltd. (b) (e)	81	—
Newbury Street Acquisition Corporation (b)	10	2
NewHold Investment Corp. III (b)	5	2
Psyence Biomedical Ltd. (b)	4	—
Roman DBDR Acquisition Corp. II (b)	7	3
Ross Acquisition Corp. II (b) (e)	1	—
SIM Acquisition Corp. I (b)	23	9
Slam Corp. (b)	3	—
Spark I Acquisition Corp. (b)	10	5
Stellar V Capital Corp. (b)	5	2
Target Global Acquisition I Corp. (b) (e)	6	—
Tevogen Bio Holdings Inc. (b)	4	—
Texas Ventures Acquisition III Corp (b)	19	20
Titan Acquisition Corp (b)	34	10
Volato Group, Inc. (b)	8	—
Voyager Acquisition Corp. (b)	8	1
Zapp Electric Vehicles Group Limited (b)	7	—
Zeo Energy Corp. (b)	3	—
Total Warrants (cost $162)		86
SHORT TERM INVESTMENTS 31.3%
Investment Companies 27.6%
JNL Government Money Market Fund - Class I, 4.04% (t) (u)	263,461	263,461
U.S. Treasury Bill 3.7%
Treasury, United States Department of
4.11%, 10/02/25	18,100	18,098
4.10%, 01/22/26	17,700	17,489
		35,587
Total Short Term Investments (cost $299,036)		299,048
Total Investments 125.8% (cost $1,062,481)		1,202,833
Total Securities Sold Short (30.5)% (proceeds $229,540)		(291,201)
Total Purchased Options 0.0% (cost $119)		51
Other Derivative Instruments (0.2)%		(1,530)
Other Assets and Liabilities, Net 4.9%		45,672
Total Net Assets 100.0%		955,825

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

(a) All or a portion of the security is pledged or segregated as collateral.

(b) Non-income producing security.

(c) All or a portion of the security is subject to a written call option.

(d) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(f) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(g) All or a portion of the security was on loan as of September 30, 2025.

(h) Convertible security.

(i) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2025, the value and the percentage of net assets of these securities was $68,458 and 7.2% of the Fund.

(j) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(k) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(l) As of September 30, 2025, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(m) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2025.

(n) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(o) Security fair valued using the NAV per share practical expedient in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(p) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(q) The coupon rate represents the weighted average coupon and may differ from the stated coupon rate.

(r) This senior floating rate interest will settle after September 30, 2025. If a reference rate and spread is presented, it will go into effect upon settlement.

(s) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(t) Investment in affiliate.

(u) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (30.5%)
COMMON STOCKS (20.2%)
Information Technology (10.0%)
A10 Networks, Inc.	(19)	(341)
Adeia Inc.	(108)	(1,810)
Adtran Holdings, Inc.	(41)	(383)
Advanced Energy Industries, Inc.	(3)	(452)
Akamai Technologies, Inc.	(16)	(1,202)
Alkami Technology, Inc.	(2)	(49)
Applied Digital Corporation	(32)	(725)
Applied Optoelectronics, Inc.	(10)	(247)
ASML Holding N.V. - ADR	(4)	(3,632)
BigBear.ai Holdings, LLC	(101)	(660)
Bill Holdings, Inc.	(7)	(389)
Box, Inc. - Class A	(34)	(1,094)
Cipher Mining Inc.	(9)	(116)
Cleanspark Inc.	(10)	(148)
Cloudflare, Inc. - Class A	(4)	(910)
Core Scientific, Inc.	(27)	(491)
DigitalOcean Holdings, Inc.	(13)	(442)
Dropbox, Inc. - Class A	(21)	(642)
Five9, Inc.	(4)	(99)
Guidewire Software, Inc.	(3)	(599)
Impinj, Inc.	(1)	(273)
Indie Semiconductor, Inc. - Class A	(79)	(321)
InterDigital, Inc.	(22)	(7,712)
IREN Limited	(128)	(6,005)
Itron, Inc.	—	(52)
KLA Corporation	(5)	(5,858)
Lenovo Group Limited	(190)	(281)
Lumentum Holdings Inc.	(24)	(3,939)
MACOM Technology Solutions Holdings, Inc.	(8)	(1,033)
Mara Holdings, Inc.	(30)	(546)
MeridianLink, Inc.	(45)	(902)
Microchip Technology Incorporated	(4)	(272)
MKS Inc.	—	(48)
Nebius Group N.V. - Class A (a)	(23)	(2,542)
NetApp, Inc.	(62)	(7,310)
Nutanix, Inc. - Class A	(25)	(1,894)
ON Semiconductor Corporation	(27)	(1,354)
OSI Systems, Inc.	(4)	(944)
Pagaya Technologies, Ltd. - Class A	(39)	(1,159)
Palo Alto Networks, Inc.	(25)	(5,065)
PAR Technology Corporation	(5)	(186)
Penguin Solutions, Inc.	(70)	(1,850)
Porch Group Inc - Class A	(13)	(219)
Progress Software Corporation	(1)	(26)
PROS Holdings, Inc.	(39)	(889)
Q2 Holdings, Inc.	(6)	(416)
Rubrik, Inc. - Class A	(3)	(233)
Seagate Technology Holdings Public Limited Company	(58)	(13,797)
Semtech Corporation	(16)	(1,109)
Snowflake Inc. - Class A	(8)	(1,696)
Strategy Inc - Class A	(2)	(734)
Super Micro Computer, Inc.	(39)	(1,870)
TeraWulf Inc.	(132)	(1,512)
Veeco Instruments Inc.	(27)	(822)
Vertex, Inc. - Class A	(1)	(24)
Vishay Intertechnology, Inc.	(9)	(131)
Western Digital Corporation	(66)	(7,979)
Zscaler, Inc.	—	(153)
		(95,587)
Consumer Discretionary (4.6%)
Alibaba Group Holding Limited - ADR	(16)	(2,792)
AutoZone, Inc.	(1)	(4,140)
Best Buy Co., Inc.	(52)	(3,954)
Cheesecake Factory Incorporated, The	(11)	(619)
Cracker Barrel Old Country Store, Inc.	(1)	(66)
Cricut, Inc. - Class A	(195)	(1,225)
D.R. Horton, Inc.	(9)	(1,461)
DoorDash, Inc. - Class A	(1)	(307)
Expedia Group, Inc.	(1)	(238)
Flight Centre Travel Group Limited	(3)	(23)
Ford Motor Company	(71)	(851)
GameStop Corp. - Class A	(31)	(838)
H World Group Limited - ADR	(10)	(392)
Home Depot, Inc., The	(14)	(5,513)
LCI Industries	(1)	(80)
Lennar Corporation - Class A	(8)	(999)
Les Vetements de Sport Gildan Inc. - Class A	(2)	(125)
Mister Car Wash, Inc.	(107)	(569)
Norwegian Cruise Line Holdings Ltd.	(14)	(349)
ODP Corporation, The	(36)	(1,001)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Peloton Interactive, Inc. - Class A	(111)	(1,003)
Pool Corporation	(11)	(3,521)
Realreal, Inc., The	(47)	(497)
Sea Limited - Class A-ADR	(21)	(3,764)
Stride, Inc.	(14)	(2,047)
Toll Brothers, Inc.	(14)	(1,970)
Trip.com Group Limited - ADR	(26)	(1,955)
Wayfair Inc. - Class A	(38)	(3,390)
Winnebago Industries, Inc.	(1)	(30)
		(43,719)
Financials (1.9%)
Affirm Holdings, Inc. - Class A	(4)	(315)
American Coastal Insurance Corporation	(54)	(614)
Baldwin Insurance Group, Inc., The - Class A	(23)	(662)
Coinbase Global, Inc. - Class A	(1)	(452)
Encore Capital Group, Inc.	(9)	(362)
EZCORP, Inc. - Class A	(29)	(548)
Galaxy Digital Inc. - Class A	(13)	(438)
Huntington Bancshares Incorporated	(1)	(9)
Ping An Insurance (Group) Company of China, Ltd. - Class H	(130)	(882)
Rocket Companies, Inc. - Class A	(406)	(7,870)
Shift4 Payments, LLC - Class A	(4)	(297)
SoFi Technologies, Inc.	(104)	(2,748)
Upstart Holdings, Inc.	(27)	(1,391)
WisdomTree, Inc.	(122)	(1,697)
		(18,285)
Industrials (1.7%)
ACCO Brands Corporation	(200)	(797)
Astronics Corporation	(6)	(268)
Bloom Energy Corporation - Class A	(99)	(8,331)
Deluxe Corporation	(71)	(1,378)
Enovix Corporation	(12)	(121)
Granite Construction Incorporated	(4)	(431)
Greenbrier Companies, Inc., The	(7)	(319)
JBT Marel Corporation	(1)	(88)
Lyft, Inc. - Class A	(11)	(243)
Masco Corporation	(22)	(1,584)
Millerknoll, Inc.	(30)	(539)
Pitney Bowes Inc.	(16)	(179)
Tetra Tech, Inc.	(9)	(305)
Union Pacific Corporation	—	(107)
Werner Enterprises, Inc.	(22)	(569)
Xometry, Inc. - Class A	(16)	(896)
		(16,155)
Health Care (0.9%)
Alphatec Holdings, Inc.	(53)	(772)
Amphastar Pharmaceuticals, Inc.	—	(13)
ANI Pharmaceuticals, Inc.	(4)	(339)
Ascendis Pharma A/S - ADR	—	(83)
Bridgebio Pharma, Inc.	(17)	(869)
Collegium Pharmaceutical, Inc.	(27)	(935)
DexCom, Inc.	(1)	(90)
Dynavax Technologies Corporation	(27)	(267)
Enovis Corporation	(1)	(17)
Exact Sciences Corporation	(6)	(324)
Guardant Health, Inc.	(4)	(277)
Hims & Hers Health, Inc. - Class A	(1)	(68)
Inotiv, Inc.	(53)	(77)
Jazz Pharmaceuticals Public Limited Company	(3)	(380)
LivaNova PLC	(6)	(312)
Mirum Pharmaceuticals, Inc.	(6)	(421)
Pacira Pharmaceuticals, Inc.	(12)	(306)
Pharming Group N.V.	(162)	(237)
PTC Therapeutics, Inc.	(24)	(1,484)
Repligen Corporation	(3)	(418)
Tempus AI, Inc. - Class A	(1)	(71)
TransMedics Group, Inc.	(11)	(1,291)
		(9,051)
Communication Services (0.4%)
AST Spacemobile, Inc. - Class A	(4)	(187)
Former Charter Communications Parent, Inc. - Class A	(3)	(852)
Live Nation Entertainment, Inc.	(14)	(2,315)
Match Group, Inc.	(5)	(169)
Sirius XM Holdings Inc.	(17)	(405)
Ziff Davis, Inc.	(2)	(90)
		(4,018)
Real Estate (0.4%)
Kite Realty Naperville, LLC	(2)	(50)
Open Doors Technology Inc. - Class A	(418)	(3,332)
Pebblebrook Hotel Trust	(16)	(186)
StorageVault Canada Inc.	(16)	(59)
		(3,627)
Materials (0.2%)
Fortuna Mining Corp.	(47)	(417)
Sherwin-Williams Company, The	(3)	(967)
Silvercorp Metals Inc.	(54)	(339)
SSR Mining Inc.	(11)	(275)
		(1,998)
Energy (0.1%)
Energy Fuels Inc.	(14)	(211)
Solaris Energy Infrastructure, Inc. - Class A	(11)	(449)
Western Midstream Partners, LP	(4)	(152)
		(812)
Total Common Stocks (proceeds $147,261)		(193,252)
INVESTMENT COMPANIES (6.0%)
iShares iBoxx $ High Yield Corporate Bond ETF	(31)	(2,527)
iShares S&P 500 Growth ETF	(1)	(112)
SPDR Portfolio S&P 500 Growth ETF	(1)	(56)
SPDR S&P 500 ETF Trust	(64)	(42,610)
VanEck Semiconductor ETF	(35)	(11,416)
Total Investment Companies (proceeds $41,117)		(56,721)
GOVERNMENT AND AGENCY OBLIGATIONS (1.3%)
U.S. Treasury Note (1.3%)
Treasury, United States Department of
3.88%, 03/31/27	(1,075)	(1,078)
3.75%, 04/30/27	(1,407)	(1,409)
3.75%, 06/30/27	(2,006)	(2,010)
3.88%, 07/31/27	(2,006)	(2,015)
3.63%, 08/31/27	(1,906)	(1,907)
3.88%, 04/30/30	(2,814)	(2,833)
3.88%, 06/30/30	(996)	(1,002)
Total Government And Agency Obligations (proceeds $12,189)		(12,254)
SHORT TERM INVESTMENTS (3.0%)
Treasury Securities (3.0%)
Treasury, United States Department of
4.23%, 10/09/25	(29,000)	(28,974)
Total Short Term Investments (proceeds $28,973)		(28,974)
Total Securities Sold Short (30.5%) (proceeds $229,540)		(291,201)

(a) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

JNL Multi-Manager Alternative Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.04% - Class I	133,011	652,665	522,215	6,276	—	—	263,461	27.6

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL Multi-Manager Alternative Fund — Investments in Affiliates (continued)
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.14% - Class SL	535	29,138	29,673	29	—	—	—	—
	133,546	681,803	551,888	6,305	—	—	263,461	27.6

JNL Multi-Manager Alternative Fund — Private Fund Investments
	Lockup Period	Redemption Notice	Termination Date
WCM Partners Fund

An evergreen hybrid fund seeking to invest in high quality businesses with growing moats and strong corporate cultures across both public equities and pre-IPO private companies. The fund will target roughly 40-50 investments domiciled within and outside the U.S.

	2 Years	90 Days	N/A

JNL Multi-Manager Alternative Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen N.V.	06/17/19	3,578	6,858	0.7
AMS-Osram AG, 10.50%, 03/30/29	07/17/25	259	263	—
Canacol Energy Ltd., 5.75%, 11/24/28	10/31/23	317	138	—
Delivery Hero SE	01/21/22	309	136	—
Delivery Hero SE, 1.00%, 01/23/27	03/10/22	1,292	1,465	0.2
Delivery Hero SE, 1.50%, 01/15/28	02/05/24	88	109	—
Delivery Hero SE, 3.25%, 02/21/30	06/28/24	381	464	0.1
Dynavax Technologies Corporation, 2.00%, 03/15/30	03/06/25	998	983	0.1
Flight Centre Travel Group Limited, 2.50%, 11/17/27	12/06/24	135	129	—
Lenovo Group Limited, 2.50%, 08/26/29	03/26/25	364	374	—
Meridan Management Ltd	03/05/21	317	—	—
Nebius Group N.V. - Class A	09/25/25	(2,458)	(2,542)	(0.3)
Pharming Group N.V., 4.50%, 04/25/29	09/24/24	338	443	—
Ping An Insurance (Group) Company of China, Ltd., 0.88%, 07/22/29	12/06/24	931	1,088	0.1
PROS Holdings, Inc., 2.50%, 07/01/30	06/27/25	1,228	1,493	0.2
Realreal, Inc., The, 4.00%, 02/15/31	08/26/25	669	735	0.1
Unigel Luxembourg S.A., 13.50%, 12/31/27	02/11/25	62	47	—
Unigel Luxembourg S.A., 11.00%, 12/31/28	02/11/25	119	36	—
Unigel Netherlands Holding Corporation B.V., 0.00%, 12/31/44	02/11/25	26	3	—
WCM Partners Fund	02/27/25	82,500	109,832	11.5
Ziff Davis, Inc., 3.63%, 03/01/28	03/28/25	1,449	1,464	0.2
		92,902	123,518	12.9

JNL Multi-Manager Alternative Fund —Unfunded Commitments
	Unfunded Commitment ($)	Unrealized Appreciation / (Depreciation)($)
Air Comm Corporation, LLC, 2025 Delayed Draw Term Loan, 3 Month Term SOFR + 2.75%	2	—
Lealand Finance Company B.V., 2020 Senior Letter Of Credit, LIBOR + 3.00%	180	52
Savor Acquisition, Inc., Delayed Draw Term Loan, SOFR + 3.25%	3	—
	185	52

JNL Multi-Manager Alternative Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	60	January 2026	12,496	7	8
United States 5 Year Note	30	January 2026	3,271	1	4
United States Long Bond	55	December 2025	6,282	(14)	130
				(6)	142
Short Contracts
United States Ultra Bond	(27)	December 2025	(3,157)	15	(84)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL Multi-Manager Alternative Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Options on Securities
BigBear.ai Holdings, LLC	Put	6.00	10/17/25	37	22	1
BigBear.ai Holdings, LLC	Put	6.50	10/17/25	37	24	2
Bill Holdings, Inc.	Call	54.00	10/03/25	11	59	1
Bill Holdings, Inc.	Call	55.00	10/17/25	11	61	1
Bloom Energy Corporation	Put	19.00	01/16/26	8	15	—
Boeing Company, The	Put	150.00	10/17/25	22	330	—
iShares Russell 2000 ETF	Put	232.00	10/17/25	95	2,204	12
Open Doors Technology Inc.	Put	1.50	01/16/26	76	11	—
Pagaya Technologies, Ltd.	Put	29.00	10/17/25	9	26	2
PAR Technology Corporation	Call	50.00	10/17/25	19	95	—
Planet Labs Inc.	Put	11.00	10/17/25	19	21	—
Plug Power Inc.	Put	2.00	10/17/25	75	15	1
Porch Group Inc	Call	12.50	12/19/25	4	5	2
Porch Group Inc	Call	15.00	01/16/26	10	15	4
Sarepta Therapeutics, Inc.	Call	30.00	11/21/25	5	15	—
Sarepta Therapeutics, Inc.	Call	30.00	01/16/26	10	30	2
SPDR S&P 500 ETF Trust	Put	645.00	10/17/25	95	6,128	22
Teck Resources Limited	Put	35.00	10/17/25	750	2,625	—
Wayfair Inc.	Put	77.00	10/03/25	15	116	—
Western Digital Corporation	Put	106.00	10/17/25	4	42	—
Xometry, Inc.	Put	50.00	10/17/25	11	55	1
						51

JNL Multi-Manager Alternative Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Options on Securities
Air Lease Corporation	Call	65.00	02/20/26	47	306	(2)
Bill Holdings, Inc.	Put	50.00	10/17/25	11	55	(1)
Boeing Company, The	Call	205.00	10/17/25	16	328	(21)
Electronic Arts Inc.	Call	200.00	10/17/25	17	340	(5)
Electronic Arts Inc.	Call	210.00	11/21/25	13	273	—
Electronic Arts Inc.	Call	210.00	03/20/26	13	273	(1)
iShares Russell 2000 ETF	Put	222.00	10/17/25	95	2,109	(3)
Porch Group Inc	Put	10.00	01/16/26	71	71	(1)
SPDR S&P 500 ETF Trust	Put	625.00	10/17/25	95	5,938	(9)
Teck Resources Limited	Call	39.00	10/17/25	162	632	(83)
Teck Resources Limited	Call	38.00	10/17/25	588	2,234	(357)
TEGNA Inc.	Call	22.00	12/19/25	83	183	(2)
Warner Bros. Discovery, Inc.	Call	17.00	12/19/25	184	313	(67)
Warner Bros. Discovery, Inc.	Call	14.00	12/19/25	369	517	(221)
Western Midstream Partners, LP	Call	40.00	10/17/25	3	12	—
Western Midstream Partners, LP	Call	40.00	11/21/25	14	56	—
						(773)

JNL Multi-Manager Alternative Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
JPY/USD	GSC	10/15/25	JPY	80,418	545	(1)
JPY/USD	GSC	10/15/25	JPY	36,300	246	—
USD/AUD	SSB	12/29/25	AUD	(159)	(105)	—
USD/CAD	SSB	12/29/25	CAD	(277)	(200)	2
USD/EUR	GSC	11/05/25	EUR	(1,741)	(2,052)	(60)
USD/EUR	GSC	11/05/25	EUR	(754)	(887)	4
USD/EUR	GSC	12/16/25	EUR	(1,800)	(2,123)	(27)
USD/EUR	GSC	12/16/25	EUR	(76)	(89)	—
USD/EUR	JPM	12/18/25	EUR	(120)	(142)	(1)
USD/EUR	JPM	12/18/25	EUR	(110)	(129)	—
USD/EUR	SSB	12/29/25	EUR	(274)	(323)	1
USD/GBP	GSC	12/17/25	GBP	(647)	(871)	(10)
USD/GBP	GSC	12/17/25	GBP	(311)	(417)	—
USD/GBP	GSC	12/18/25	GBP	(263)	(354)	(2)
USD/GBP	GSC	12/18/25	GBP	(1,922)	(2,583)	22
USD/JPY	GSC	10/15/25	JPY	(116,718)	(790)	8
					(10,274)	(64)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL Multi-Manager Alternative Fund — OTC Contracts for Difference
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]	Value/ Unrealized Appreciation (Depreciation) ($)
Headhunter Group PLC‡ (MT)	MSC	Federal Funds Effective Rate +0.55% (MT)	TBD	13,705	206	(206)
Ozon Holdings PLC‡ (MT)	GSC	Federal Funds Effective Rate -0.25% (MT)	TBD	(48,131)	(558)	(17)
Public Joint Stock Company Children's World‡ (MT)	GSC	Federal Funds Effective Rate +0.96% (MT)	TBD	560,770	284	(284)
Public Joint Stock Company Sberbank of Russia‡ (MT)	GSC	Federal Funds Effective Rate +0.96% (MT)	TBD	41,476	—	—
VK Company Limited‡ (MT)	MSC	Federal Funds Effective Rate -6.50% (MT)	TBD	(137,620)	(249)	13
						(494)

‡Contract for Difference fair valued in good faith in accordance with the procedures approved by the JNL Series Trust’s Board of Trustees and classified as Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See “Fair Value Measurements” in the Notes to Schedules of Investments.

JNL Multi-Manager Alternative Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
Equity
Bristol-Myers Squibb Company‡ (MT)	1M LIBOR +0.00% (Q)	BOA	12/27/25	—	—	11
Covestro AG (MT)	OBFR +0.61% (Q)	GSC	07/29/26	2,077	—	(11)
Frontier Communications Parent, Inc. (MT)	OBFR +0.61% (Q)	GSC	09/10/26	1,333	—	(2)
Just Eat Takeaway.Com N.V. (MT)	OBFR +0.61% (Q)	GSC	04/04/26	2,725	—	187
Just Group PLC (MT)	OBFR +0.85% (Q)	GSC	08/01/26	1,226	—	16
Spectris PLC (MT)	OBFR +0.61% (Q)	GSC	07/01/26	2,881	—	6
CyberArk Software Ltd. (MT)	OBFR +0.38% (Q)	JPM	09/19/26	1,881	—	(14)
					—	193
Total return swap agreements - paying return
Equity
Anglo American PLC (MT)	OBFR -0.35% (Q)	BOA	09/25/26	(155)	—	(9)
Boeing Company, The (MT)	OBFR -0.35% (Q)	GSC	07/29/26	(543)	—	25
Huntington Bancshares Incorporated (MT)	OBFR -0.35% (Q)	GSC	07/29/26	(683)	—	(27)
Omnicom Group Inc. (MT)	OBFR -0.35% (Q)	GSC	01/03/26	(3,370)	—	(163)
Western Midstream Partners, LP (MT)	OBFR -2.24% (Q)	GSC	08/21/26	(134)	—	(4)
Anglo American PLC (MT)	OBFR -0.35% (Q)	JPM	09/26/26	(437)	—	(24)
Former Charter Communications Parent, Inc. (MT)	OBFR -0.25% (Q)	JPM	09/15/26	(1,588)	—	(67)
Huntington Bancshares Incorporated (MT)	OBFR -0.25% (Q)	JPM	09/15/26	(176)	—	4
Palo Alto Networks, Inc. (MT)	OBFR -0.25% (Q)	JPM	08/19/26	(1,873)	—	5
Rocket Companies, Inc. (MT)	OBFR -9.88% (Q)	JPM	07/29/26	(139)	—	(41)
Union Pacific Corporation (MT)	OBFR -0.25% (Q)	JPM	08/22/26	(1,433)	—	(99)
Western Midstream Partners, LP (MT)	OBFR -3.84% (Q)	JPM	08/13/26	(44)	—	(1)
					—	(401)

‡Total Return Swap fair valued in good faith in accordance with the procedures approved by the JNL Series Trust’s Board of Trustees and classified as Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See “Fair Value Measurements” in the Notes to Schedules of Investments.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	Other ($)[1]	. Total ($) .
JNL Multi-Manager Alternative Fund
Assets - Securities
Common Stocks	408,954	32,340	161	—	441,455
Corporate Bonds And Notes	—	222,050	—	—	222,050
Private Investment Funds	—	—	—	109,832	109,832
Non-U.S. Government Agency Asset-Backed Securities	—	65,325	343	—	65,668
Government And Agency Obligations	—	50,704	—	—	50,704
Senior Floating Rate Instruments[2]	—	9,642	355	—	9,997
Other Equity Interests	—	—	2,559	—	2,559
Preferred Stocks	1,360	—	—	—	1,360
Rights	92	—	34	—	126
Warrants	86	—	—	—	86
Short Term Investments	263,461	35,587	—	—	299,048
	673,953	415,648	3,452	109,832	1,202,885

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	Other ($)[1]	. Total ($) .
JNL Multi-Manager Alternative Fund (continued)
Liabilities - Securities
Common Stocks	(191,829)	(1,423)	—	—	(193,252)
Investment Companies	(56,721)	—	—	—	(56,721)
Government And Agency Obligations	—	(12,254)	—	—	(12,254)
Short Term Investments	—	(28,974)	—	—	(28,974)
	(248,550)	(42,651)	—	—	(291,201)
Assets - Investments in Other Financial Instruments[3]
Futures Contracts	142	—	—	—	142
Exchange Traded Purchased Options	51	—	—	—	51
Open Forward Foreign Currency Contracts	—	37	—	—	37
OTC Contracts for Difference	—	—	13	—	13
OTC Total Return Swap Agreements	—	243	11	—	254
	193	280	24	—	497
Liabilities - Investments in Other Financial Instruments[3]
Futures Contracts	(84)	—	—	—	(84)
Exchange Traded Written Options	(773)	—	—	—	(773)
Open Forward Foreign Currency Contracts	—	(101)	—	—	(101)
OTC Contracts for Difference	—	—	(507)	—	(507)
OTC Total Return Swap Agreements	—	(462)	—	—	(462)
	(857)	(563)	(507)	—	(1,927)

1 Certain investments that are measured at fair value using the NAV per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments. Although there can be no assurance, in general, the fair value of the investment using the NAV per share practical expedient is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

2 Unfunded commitments are not reflected in total investments in the Schedule of Investments. Net unrealized appreciation is reflected as an asset and net unrealized depreciation is reflected as a liability in the table. See Unfunded Commitments table following the Schedule of Investments.

3 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL Multi-Manager Emerging Markets Equity Fund
COMMON STOCKS 95.6%
China 17.8%
Alibaba Group Holding Limited (a)	1,314	29,539
Anhui Conch Cement Company Limited - Class A	1,181	3,803
Anhui Gujing Distillery Company Limited - Class B	493	6,855
Bank of Ningbo Co., Ltd. - Class A	1,226	4,549
Bilibili Inc (b)	150	4,268
BYD Company Limited - Class A	266	4,084
China Construction Bank Corporation - Class H	7,768	7,455
China Pacific Insurance (Group) Co., Ltd. - Class H	832	3,310
China Resources Land Limited	1,071	4,175
Chongqing Baiya Sanitary Products Co., Ltd. - Class A	839	3,106
Chongqing Brewery Co., Ltd. - Class A	305	2,293
Contemporary Amperex Technology Co., Limited - Class A	175	9,873
DiDi Global Inc. - Class A - ADR (b)	1,762	10,960
Fuyao Glass Industry Group Co., Ltd. - Class A	613	6,310
Haitian International Holdings Limited	2,741	7,562
Hosa International Limited (b) (c)	7,408	—
iQIYI, Inc. - Class A - ADR (b) (d)	1,018	2,607
J&T Global Express Limited (b)	3,007	3,779
Kanzhun Limited - ADR	399	9,317
KE Holdings Inc.	700	4,710
Meituan - Class B (a) (b)	157	2,097
NetEase, Inc.	306	9,301
PICC Property and Casualty Company Limited - Class H	694	1,565
Pinduoduo (Shanghai) Network Technology Co., Ltd. - ADR (b)	79	10,439
Ping An Insurance (Group) Company of China, Ltd. - Class H	505	3,434
SANY Heavy Industry Co., Ltd. - Class A	1,475	4,817
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	102	3,505
Sunny Optical Technology (Group) Company Limited	531	6,164
Tencent Holdings Limited	423	36,020
Tongcheng-Elong Holdings Limited (a)	2,427	7,156
Trip.com Group Limited	52	3,924
Wanhua Chemical Group Co., Ltd. - Class A	196	1,835
WuXi Biologics (Cayman) Inc. (a) (b)	46	245
Xiamen Meitu Technology Co., Ltd.	10,001	12,015
Zijin Mining Group Co., Ltd. - Class H	460	1,933
		233,005
India 14.4%
Adani Energy Solutions Limited (b)	311	3,073
Adani Enterprises Limited	264	7,494
Adani Green Energy (UP) Limited (b)	429	4,986
Adani Ports and Special Economic Zone Limited	308	4,901
Adani Power Limited (b)	3,918	6,395
Ashok Leyland Limited	3,231	5,200
Bajaj Finserv Limited	35	785
Bharti Airtel Limited	382	8,095
Computer Age Management Services Limited	84	3,584
GMR Airports Limited (b)	2,726	2,686
HDFC Bank Limited - ADR	149	5,084
Hindalco Industries Limited	735	6,329
ICICI Bank Limited	1,606	24,385
ICICI Bank Limited - ADR	57	1,722
Indian Hotels Company Limited, The	19	154
Indraprastha Gas Limited	2,419	5,690
Infosys Limited - ADR (d)	173	2,816
ITC Hotels Limited (b)	532	1,368
ITC Limited	3,349	15,166
JSW Energy Limited	429	2,570
JSW Steel Limited	277	3,577
KEC International Limited	464	4,582
KFIN Technologies Limited	190	2,259
Lodha Developers Limited	157	2,015
NHPC Limited	3,368	3,287
Oracle Financial Services Software Limited	22	2,100
Patanjali Foods Limited	686	4,439
PB Fintech Limited (b)	273	5,249
Phoenix Mills Limited, The	238	4,175
Power Finance Corporation Limited	472	2,192
Reliance Industries Limited	778	11,970
Shree Cement Limited	17	5,507
Shriram Finance Limited	776	5,381
State Bank of India	311	3,064
Sun Pharma Advanced Research Company Limited	244	4,386
Tata Consultancy Services Limited	14	453
Tech Mahindra Limited	153	2,412
The Federal Bank Ltd	4,009	8,729
		188,260
Taiwan 11.4%
ADDCN Technology Co., Ltd.	599	3,562
ASE Technology Holding Co., Ltd.	1,169	6,316
BizLink Holding Inc.	221	7,537
Chroma ATE Inc.	306	5,840
Eclat Textile Corporation Ltd.	269	3,883
Kerry TJ Logistics Company Limited	1,256	1,416
Lite-On Technology Corporation	1,826	10,408
MediaTek Inc.	272	11,803
Silergy Corp.	315	2,686
Sporton International Inc.	549	3,241
Taiwan Semiconductor Manufacturing Company Limited	2,129	91,989
		148,681
Brazil 10.5%
American Beverage Co Ambev - ADR (d)	1,184	2,640
B3 S.A. - Brasil, Bolsa, Balcao	565	1,418
Banco BTG Pactual S/A	1,274	11,566
BRBI BR Partners S.A.	1,040	3,545
Caixa Seguridade Participacoes S/A	3,966	11,230
Centrais Eletricas Brasileiras S/A - Eletrobras	469	4,630
Cia De Saneamento Basico Do Estado De Sao Paulo SABESP	527	13,079
Companhia Paranaense De Energia	582	1,324
Embraer S.A.	386	5,801
Embraer S.A. - ADR	59	3,580
Eneva S.A. (b)	755	2,357
Equatorial Energia S.A.	332	2,303
Gps Participacoes E Empreendimentos S.A.	1,937	6,870
Inter & Co, Inc. - Class A	1,209	11,160
Klabin S.A.	1,062	3,585
NU Holdings Ltd. - Class A (b)	236	3,778
Petroleo Brasileiro S/A Petrobras. - ADR	779	9,852
Rede D'or Sao Luiz S.A.	777	6,162
Tegma Gestao Logistica S.A.	1,259	8,159
TOTVS S.A.	1,921	16,473
Vale S.A. - ADR	309	3,360
Vivara Participacoes S.A.	775	4,189
		137,061
South Korea 8.9%
APR Co., Ltd.	28	4,969
Coupang, Inc. - Class A (b)	217	6,987
Coway Co., Ltd.	51	3,615
d'Alba Global Co., Ltd. (b)	22	2,541
Duzon Bizon Co., Ltd.	94	5,980
Hanwha Aerospace Co., Ltd.	5	3,824
HD Hyundai Marine Solution Co., Ltd.	52	7,876
Hyundai Motor Company	29	4,395
Hyundai Rotem Company	25	3,854
Leeno Industrial Inc.	187	6,895
Nice Information Service Co., Ltd.	685	6,815
S-1 Corporation	112	6,704
Samsung Electronics Co., Ltd.	325	19,497
Samsung Fire & Marine Insurance Co., Ltd.	3	853
Samsung Life Insurance Co., Ltd.	56	6,303
Saramin Co., Ltd.	31	320
Shinhan Financial Group Co., Ltd.	118	5,981
SK Hynix Inc.	75	18,774
		116,183
Mexico 3.6%
BBB Foods Inc. - Class A (b)	97	2,623
CEMEX S.A.B. de C.V. - ADR	1,255	11,278

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Corporacion Moctezuma S.A.B. de C.V.	1,513	6,775
Grupo Aeroportuario Del Pacifico, S.A.B. de C.V.	210	4,950
Grupo Aeroportuario Del Pacifico, S.A.B. de C.V. - Series B - ADR	16	3,854
Grupo Financiero Banorte, S.A.B. de C.V.	238	2,394
Grupo Mexico, S.A.B. de C.V. - Class B (d)	670	5,826
Qualitas Controladora, S.A.B. de C.V. (d)	1,076	9,804
		47,504
Singapore 3.6%
DBS Group Holdings Ltd	48	1,892
Haw Par Corporation Limited	692	7,610
Riverstone Holdings Limited (d)	7,989	4,429
Sea Limited - Class A - ADR (b)	119	21,187
Seatrium Limited	2,789	5,147
Singapore Telecommunications Limited	1,969	6,312
		46,577
Poland 2.5%
Allegro.eu (a) (b)	845	8,289
Grupa Pracuj Spolka Akcyjna	973	17,728
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna	76	1,472
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	308	4,611
		32,100
Indonesia 2.0%
PT Avia Avian	66,023	1,621
PT Bank Central Asia Tbk	15,051	6,893
PT Bank Mandiri (Persero) Tbk	18,469	4,896
PT Bank Rakyat Indonesia (Persero) Tbk	19,171	4,491
PT Dayamitra Telekomunikasi	54,826	1,915
PT Sarana Menara Nusantara	140,916	4,953
PT Semen Indonesia (Persero) Tbk	6,373	1,089
		25,858
United Arab Emirates 1.8%
Adnoc Drilling Company PJSC	2,883	4,424
Adnoc Gas	3,068	2,960
Aldar Properties - P J S C	1,097	2,838
Alpha Dhabi Holding	1,243	3,565
First Abu Dhabi Bank P.J.S.C.	630	2,687
International Holdings Limited (b)	60	6,496
		22,970
Hong Kong 1.7%
AIA Group Limited	491	4,694
Futu Holdings Limited - ADR	17	2,989
Giant Biogene Holding Co Ltd (d)	581	4,216
Melco Resorts & Entertainment Limited - ADR (b)	536	4,914
Wasion Holdings Limited	956	1,559
Xinyi Glass Holdings Limited (d)	3,427	3,973
Zijin Gold International Company Limited (b)	9	144
		22,489
Thailand 1.6%
Bangkok Bank Public Company Limited	506	2,330
Humanica Public Company Limited	11,807	2,241
Kasikornbank Public Company Limited	301	1,558
Krungthai Bank Public Company Limited	2,134	1,636
SCB X Public Company Limited	854	3,392
True Corporation Public Company Limited - NVDR (b)	17,671	5,680
Union Auction Public Company Limited	24,952	4,779
		21,616
Lithuania 1.6%
Baltic Classifieds Group PLC	5,013	20,883
Greece 1.6%
Eurobank Ergasias Services And Holdings S.A. - Class R	173	670
National Bank of Greece S.A. - Class R	130	1,894
Optima Bank S.A.	775	7,697
Piraeus Financial Holdings S.A. - Class R	1,229	10,439
		20,700
South Africa 1.5%
Capitec Bank Holdings	24	4,907
Clicks Group	199	4,071
FirstRand Limited	1,460	6,565
Rand Merchant Investment Holdings Limited	1,028	4,271
		19,814
Saudi Arabia 1.5%
Al Rajhi Banking and Investment Corporation	112	3,202
BUPA Arabia for Cooperative Insurance Company	113	4,968
Saudi Arabian Oil Company (a)	353	2,318
Saudi National Bank, The	751	7,854
The Company For Cooperative Insurance	24	887
		19,229
Malaysia 1.3%
Carlsberg Brewery Malaysia Berhad	962	3,763
CIMB Group Holdings Berhad	3,666	6,406
Heineken Malaysia Berhad	1,477	7,476
		17,645
United States of America 1.2%
Coca-Cola Company, The	74	4,888
Cognizant Technology Solutions Corporation - Class A	59	3,972
Philip Morris International Inc.	44	7,196
		16,056
United Kingdom 1.0%
NMC Health PLC (c)	119	—
Rightmove PLC	1,062	10,132
Unilever PLC - ADR	58	3,416
		13,548
Peru 0.9%
Credicorp Ltd.	42	11,241
Netherlands 0.9%
Prosus N.V. - Class N (d)	159	11,227
Argentina 0.6%
Grupo Financiero Galicia S.A. - Class B - ADR (d)	64	1,753
MercadoLibre, Inc. (b)	2	5,583
		7,336
Hungary 0.6%
OTP Bank Nyrt.	85	7,294
Kazakhstan 0.6%
Joint Stock Company Kaspi.Kz - ADR (a)	36	2,939
Joint Stock Company Kaspi.Kz - GDR (c) (e)	50	4,332
		7,271
Japan 0.5%
MARUWA Co., Ltd.	24	6,167
Switzerland 0.4%
Coca-Cola HBC AG	20	946
VAT Group AG (a)	12	4,679
		5,625
France 0.4%
TotalEnergies SE	89	5,445
Luxembourg 0.3%
Tenaris S.A.	227	4,070
Chile 0.3%
Banco de Chile	25,883	3,936
Canada 0.3%
Celestica Inc. (b)	15	3,676
Turkey 0.1%
TAV Havalimanlari Holding Anonim Sirketi - Class A (b)	310	1,793
Austria 0.1%
Erste Group Bank AG	15	1,480
Philippines 0.1%
International Container Terminal Services, Inc.	142	1,150
Russian Federation 0.0%
Public Joint Stock Company Gazprom - ADR (a) (b) (c)	627	—
Public Joint Stock Company Mining And Metallurgical Company Norilsk Nickel (a) (b) (c)	200	—
Public Joint Stock Company Mobile Telesystems - ADR (a) (b) (c)	101	—
Public Joint Stock Company Novatek (a) (b) (c)	150	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Public Joint Stock Company Novatek - GDR (a) (b) (c)	1	—
Public Joint Stock Company Oil Company Lukoil - ADR (a) (b) (c)	47	—
Public Joint Stock Company Sberbank of Russia (a) (b) (c)	544	—
Public Joint Stock Society Moscow Exchange MICEX-RTS (a) (b) (c)	2,990	—
Total Common Stocks (cost $1,046,845)		1,247,890
PREFERRED STOCKS 1.6%
Brazil 1.6%
Banco Bradesco S/A. (f)	1,060	3,529
Itau Unibanco Holding S.A. (f)	1,347	9,880
Petroleo Brasileiro S/A Petrobras. (f)	1,196	7,046
Total Preferred Stocks (cost $18,568)		20,455
SHORT TERM INVESTMENTS 3.8%
Investment Companies 2.6%
JNL Government Money Market Fund - Class I, 4.04% (g) (h)	22,219	22,219
T. Rowe Price Government Reserve Fund - Class I, 4.09% (g) (h)	11,267	11,267
		33,486
Securities Lending Collateral 1.2%
JNL Government Money Market Fund - Class SL, 4.14% (g) (h)	16,173	16,173
Total Short Term Investments (cost $49,659)		49,659
Total Investments 101.0% (cost $1,115,072)		1,318,004
Other Assets and Liabilities, Net (1.0)%		(13,171)
Total Net Assets 100.0%		1,304,833

(a) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(b) Non-income producing security.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(d) All or a portion of the security was on loan as of September 30, 2025.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2025, the value and the percentage of net assets of these securities was $4,332 and 0.3% of the Fund.

(f) Convertible security.

(g) Investment in affiliate.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL Multi-Manager Emerging Markets Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.04% - Class I	35,978	336,088	349,847	672	—	—	22,219	1.7
JNL Government Money Market Fund, 4.14% - Class SL	1,723	44,081	29,631	128	—	—	16,173	1.2
T. Rowe Price Government Reserve Fund, 4.09% - Class I	3,144	66,147	58,024	107	—	—	11,267	0.9
	40,845	446,316	437,502	907	—	—	49,659	3.8

JNL Multi-Manager Emerging Markets Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alibaba Group Holding Limited	02/12/25	16,812	29,539	2.3
Allegro.eu	09/01/22	5,100	8,289	0.6
Joint Stock Company Kaspi.Kz	04/22/24	3,512	2,939	0.2
Meituan - Class B	07/22/24	3,467	2,097	0.2
Public Joint Stock Company Gazprom	06/24/21	5,367	—	—
Public Joint Stock Company Mining And Metallurgical Company Norilsk Nickel	05/03/24	541	—	—
Public Joint Stock Company Mobile Telesystems	11/16/20	876	—	—
Public Joint Stock Company Novatek	11/13/20	2,678	—	—
Public Joint Stock Company Novatek	09/24/21	159	—	—
Public Joint Stock Company Oil Company Lukoil	01/15/21	3,890	—	—
Public Joint Stock Company Sberbank of Russia	03/09/21	2,176	—	—
Public Joint Stock Society Moscow Exchange MICEX-RTS	04/16/20	4,462	—	—
Saudi Arabian Oil Company	10/22/24	2,547	2,318	0.2
Tongcheng-Elong Holdings Limited	05/31/23	5,377	7,156	0.5
VAT Group AG	04/14/25	4,218	4,679	0.4
WuXi Biologics (Cayman) Inc.	09/01/25	213	245	—
		61,395	57,262	4.4

JNL Multi-Manager Emerging Markets Equity Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
HKD/USD	BBH	10/02/25	HKD	615	79	—
HKD/USD	BBH	10/03/25	HKD	644	83	—
USD/HKD	SSB	10/03/25	HKD	(1,245)	(160)	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL Multi-Manager Emerging Markets Equity Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/ZAR	SSB	10/03/25	ZAR	(2,501)	(145)	—
					(143)	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Emerging Markets Equity Fund
Assets - Securities
Common Stocks	308,395	935,163	4,332	1,247,890
Preferred Stocks	20,455	—	—	20,455
Short Term Investments	49,659	—	—	49,659
	378,509	935,163	4,332	1,318,004
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL Multi-Manager Floating Rate Income Fund
SENIOR FLOATING RATE INSTRUMENTS 89.9%
Industrials 25.6%
Accelya Lux Finco S.a r.l.
Term Loan, 0.00%, (SOFR + 5.25%), 09/05/32 (a) (b) (c)	635	622
Acosta, Inc.
2024 Term Loan B, 9.60%, (3 Month Term SOFR + 5.50%), 08/21/31 (a)	115	114
Advantage Sales & Marketing, Inc.
2024 Term Loan, 8.80%, (3 Month Term SOFR + 4.25%), 10/28/27 (a)	540	481
Advisor Group, Inc.
2025 Term Loan, 7.32%, (3 Month Term SOFR + 3.00%), 07/17/32 (a)	4,339	4,336
AI Aqua Merger Sub, Inc.
2024 1st Lien Term Loan B, 7.28%, (1 Month Term SOFR + 3.00%), 07/31/28 (a)	6,260	6,271
Air Comm Corporation, LLC
2024 Delayed Draw Term Loan, 0.00%, (3 Month Term SOFR + 2.75%), 11/21/31 (a) (c)	34	34
2024 Delayed Draw Term Loan, 7.06%, (3 Month Term SOFR + 2.75%), 11/21/31 (a)	10	10
2025 Term Loan, 7.06%, (3 Month Term SOFR + 2.75%), 12/11/31 (a)	530	530
AlixPartners, LLP
2025 USD Term Loan, 0.00%, (1 Month Term SOFR + 2.00%), 07/29/32 (a) (c)	175	174
2025 USD Term Loan, 6.32%, (1 Month Term SOFR + 2.00%), 07/29/32 (a)	2,760	2,740
Amentum Government Services Holdings LLC
2024 Term Loan B, 6.57%, (1 Month Term SOFR + 2.25%), 07/31/31 (a)	2,156	2,153
American Airlines, Inc.
2025 Term Loan, 6.58%, (3 Month Term SOFR + 2.25%), 04/20/28 (a)	4,342	4,332
2023 1st Lien Term Loan, 6.26%, (6 Month Term SOFR + 2.25%), 05/29/29 (a)	401	400
2025 Term Loan B, 7.58%, (3 Month Term SOFR + 3.25%), 05/09/32 (a)	960	964
Amynta Agency Borrower Inc.
2025 Term Loan B, 7.07%, (1 Month Term SOFR + 2.75%), 12/29/31 (a)	576	574
Anticimex International AB
2021 USD Term Loan B1, 7.76%, (3 Month Term SOFR + 3.40%), 07/21/28 (a)	334	334
2024 Term Loan B6, 7.76%, (3 Month Term SOFR + 3.40%), 11/16/28 (a)	647	648
APi Group DE, Inc.
2025 Term Loan, 6.07%, (1 Month Term SOFR + 1.75%), 01/03/29 (a)	669	668
Archkey Solutions LLC
2024 Delayed Draw Term Loan B, 0.00%, (SOFR + 4.75%), 10/10/31 (a) (c)	49	49
2024 Term Loan B, 9.05%, (3 Month Term SOFR + 4.25%), 10/10/31 (a)	424	426
Arsenal AIC Parent LLC
2025 Term Loan B, 7.07%, (1 Month Term SOFR + 2.75%), 08/19/30 (a)	3,524	3,519
Artera Services, LLC
2024 Term Loan, 0.00%, (3 Month Term SOFR + 4.50%), 02/07/31 (a) (c)	175	156
2024 Term Loan, 8.80%, (3 Month Term SOFR + 4.50%), 02/07/31 (a)	735	654
Arthur US Finco Inc
Term Loan B, 0.00%, (3 Month Term SOFR + 5.25%), 11/08/30 (a) (c)	175	156
Term Loan B, 9.55%, (3 Month Term SOFR + 5.25%), 11/08/30 (a)	548	487
Astro Acquisition, LLC
2025 Term Loan B, 7.57%, (1 Month Term SOFR + 3.25%), 08/14/32 (a)	908	911
Azuria Water Solutions, Inc.
2025 Term Loan B, 7.32%, (1 Month Term SOFR + 3.00%), 05/17/28 (a)	2,145	2,146
Barnes Group Inc
2025 Term Loan B, 7.07%, (1 Month Term SOFR + 2.75%), 12/11/31 (a)	1,779	1,780
BCPE Empire Holdings, Inc.
2025 Term Loan B, 7.57%, (1 Month Term SOFR + 3.25%), 12/26/30 (a)	1,311	1,308
Beach Acquisition Bidco LLC
USD Term Loan B, 7.31%, (3 Month Term SOFR + 3.25%), 06/25/32 (a)	2,930	2,942
Bleriot US Bidco Inc.
2023 Term Loan B, 6.81%, (3 Month Term SOFR + 2.50%), 10/31/28 (a)	267	267
BrightView Landscapes, LLC
2025 Term Loan B, 6.31%, (3 Month Term SOFR + 2.00%), 04/20/29 (a)	2,469	2,459
Brock Holdings III, Inc.
2024 Term Loan B, 10.05%, (3 Month Term SOFR + 5.75%), 05/01/30 (a) (b)	218	214
Calpine Construction Finance Company, L.P.
2023 Refinancing Term Loan B, 6.32%, (1 Month Term SOFR + 2.00%), 07/20/30 (a)	1,949	1,949
Cast and Crew Payroll, LLC
2021 Incremental Term Loan, 0.00%, (1 Month Term SOFR + 3.75%), 12/30/28 (a) (c)	175	158
2021 Incremental Term Loan, 8.07%, (1 Month Term SOFR + 3.75%), 12/30/28 (a)	964	868
Chart Industries, Inc.
2024 Term Loan B, 6.79%, (3 Month Term SOFR + 2.50%), 03/15/30 (a)	614	617
CHG Healthcare Services Inc.
2025 Term Loan B1, 7.05%, (3 Month Term SOFR + 2.75%), 09/29/28 (a)	755	755
2025 Term Loan B1, 7.07%, (1 Month Term SOFR + 2.75%), 09/29/28 (a)	—	—
Chromalloy Corporation
2024 Term Loan B, 7.54%, (3 Month Term SOFR + 3.25%), 03/21/31 (a)	375	376
Clear Channel Outdoor Holdings, Inc.
2024 Term Loan, 8.43%, (1 Month Term SOFR + 4.00%), 08/20/28 (a)	2,888	2,890
Clydesdale Acquisition Holdings Inc
Term Loan B, 0.00%, (1 Month Term SOFR + 3.17%), 03/30/29 (a) (c)	350	349
Term Loan B, 7.49%, (1 Month Term SOFR + 3.17%), 03/30/29 (a)	3,971	3,964
2025 Delayed Draw Term Loan, 7.57%, (1 Month Term SOFR + 3.25%), 03/27/32 (a)	2	2
2025 Term Loan B, 7.57%, (1 Month Term SOFR + 3.25%), 03/27/32 (a)	3,802	3,795
Colossus Acquireco LLC
Term Loan B, 6.05%, (3 Month Term SOFR + 1.75%), 06/12/32 (a)	3,000	2,981
Conair Holdings, LLC
Term Loan B, 8.18%, (1 Month Term SOFR + 3.75%), 05/13/28 (a)	2,178	1,358
Congruex Group LLC
Term Loan, 5.96%, (3 Month Term SOFR + 1.50%), 04/26/29 (a)	110	92
Constant Contact Inc
Term Loan, 0.00%, (3 Month Term SOFR + 4.00%), 02/10/28 (a) (c)	175	162
Term Loan, 8.58%, (3 Month Term SOFR + 4.00%), 02/10/28 (a)	975	902
Construction Partners Inc
Term Loan B, 6.82%, (1 Month Term SOFR + 2.50%), 10/30/31 (a)	352	353
Core & Main LP
2024 Term Loan E, 6.17%, (1 Month Term SOFR + 2.00%), 02/09/31 (a)	212	211
Cornerstone Building Brands, Inc.
2021 Term Loan B, 0.00%, (1 Month Term SOFR + 3.25%), 04/12/28 (a) (c)	420	398
2021 Term Loan B, 7.50%, (1 Month Term SOFR + 3.25%), 04/12/28 (a)	603	572
2022 Term Loan, 9.78%, (1 Month Term SOFR + 5.63%), 08/01/28 (a)	44	42
2024 Term Loan B, 8.65%, (1 Month Term SOFR + 4.50%), 05/05/31 (a)	159	145

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Corporation Service Company
Term Loan B, 6.32%, (1 Month Term SOFR + 2.00%), 08/10/29 (a)	579	573
CPI Holdco B LLC
2024 Term Loan, 6.32%, (1 Month Term SOFR + 2.00%), 05/10/31 (a)	2,046	2,043
CPM Holdings, Inc.
2023 Term Loan, 8.78%, (1 Month Term SOFR + 4.50%), 09/18/28 (a)	157	157
CQP Holdco LP
2024 1st Lien Term Loan B, 6.30%, (3 Month Term SOFR + 2.00%), 12/31/30 (a)	7,318	7,317
Crown Equipment Corporation
2025 Term Loan B, 6.53%, (1 Month Term SOFR + 2.25%), 10/10/31 (a)	299	299
Crown Subsea Communications Holding,Inc.
2025 Term Loan B, 7.82%, (3 Month Term SOFR + 3.50%), 01/30/31 (a)	2,711	2,726
Darktrace PLC
1st Lien Term Loan, 7.57%, (3 Month Term SOFR + 3.25%), 07/02/31 (a)	806	805
2nd Lien Term Loan, 9.57%, (3 Month Term SOFR + 5.25%), 07/02/32 (a)	250	250
Deep Blue Operating I LLC
Term Loan, 0.00%, (SOFR + 2.75%), 09/17/32 (a) (c)	2,213	2,213
DG Investment Intermediate Holdings 2, Inc.
2024 Delayed Draw Term Loan, 0.00%, (SOFR + 3.75%), 03/31/28 (a) (c)	39	39
2025 Term Loan, 7.97%, (1 Month Term SOFR + 3.75%), 07/01/32 (a)	761	762
2025 2nd Lien Term Loan, 9.82%, (1 Month Term SOFR + 5.50%), 07/24/33 (a)	140	139
Disco Parent, Inc.
2025 Term Loan B, 7.48%, (3 Month Term SOFR + 3.25%), 08/01/32 (a)	195	195
Dynasty Acquisition Co., Inc.
2024 1st Lien Term Loan B1, 0.00%, (1 Month Term SOFR + 2.00%), 10/24/31 (a) (c)	—	—
2024 1st Lien Term Loan B2, 0.00%, (1 Month Term SOFR + 2.00%), 10/24/31 (a) (c)	—	—
2024 1st Lien Term Loan B1, 6.32%, (1 Month Term SOFR + 2.00%), 10/24/31 (a)	536	536
2024 1st Lien Term Loan B2, 6.32%, (1 Month Term SOFR + 2.00%), 10/24/31 (a)	204	204
Echo Global Logistics, Inc.
Term Loan, 0.00%, (1 Month Term SOFR + 3.75%), 11/09/28 (a) (c)	475	461
Term Loan, 8.17%, (1 Month Term SOFR + 3.75%), 11/09/28 (a)	450	437
Edelman Financial Center, LLC
2024 Term Loan, 7.32%, (1 Month Term SOFR + 3.00%), 04/07/28 (a)	1,492	1,493
EMG Utica, LLC
2025 Term Loan B, 8.30%, (3 Month Term SOFR + 4.00%), 10/24/29 (a)	343	344
Employbridge Holding Company
2025 Second Out Term Loan, 9.31%, (3 Month Term SOFR + 4.75%), 01/19/30 (a)	4,675	748
2025 First Out Term Loan, 9.80%, (3 Month Term SOFR + 5.50%), 01/19/30 (a)	1,327	851
Emrld Borrower LP
Term Loan B, 6.45%, (3 Month Term SOFR + 2.25%), 05/04/30 (a)	100	99
EMRLD Borrower LP
2024 Term Loan B, 0.00%, (1 Month Term SOFR + 2.25%), 06/18/31 (a) (c)	175	174
2024 Term Loan B, 6.57%, (1 Month Term SOFR + 2.25%), 06/18/31 (a)	461	459
Ensemble RCM, LLC
2024 Term Loan B, 7.31%, (3 Month Term SOFR + 3.00%), 08/01/29 (a)	4,307	4,316
EOC Borrower, LLC
Term Loan B, 7.32%, (1 Month Term SOFR + 3.00%), 01/28/32 (a)	1,477	1,477
Esdec Solar Group B.V.
Term Loan B, 9.56%, (3 Month Term SOFR + 5.00%), 08/23/28 (a)	423	220
Fertitta Entertainment, LLC
2022 Term Loan B, 7.41%, (1 Month Term SOFR + 3.25%), 01/13/29 (a) (d)	5,441	5,431
Focus Financial Partners, LLC
2025 Incremental Term Loan B, 7.07%, (1 Month Term SOFR + 2.75%), 09/15/31 (a)	4,837	4,838
Fortress Intermediate 3, Inc
2025 Term Loan B, 7.25%, (1 Month Term SOFR + 3.00%), 06/27/31 (a)	4,892	4,904
Fusion Buyer LLC
Term Loan, 12.40%, (3 Month Term SOFR + 8.00%), 06/06/30 (a)	378	386
Genesee & Wyoming Inc. (New)
2024 Term Loan, 6.05%, (3 Month Term SOFR + 1.75%), 03/27/31 (a)	604	601
Gloves Buyer, Inc.
2025 Term Loan, 0.00%, (1 Month Term SOFR + 4.00%), 01/16/32 (a) (c)	175	170
2025 Term Loan, 8.32%, (1 Month Term SOFR + 4.00%), 01/16/32 (a)	3,170	3,072
Green Infrastructure Partners Inc
USD Term Loan B, 6.75%, (3 Month Term SOFR + 2.75%), 09/18/32 (a)	1,158	1,158
Griffon Corporation
2024 Term Loan B, 6.30%, (3 Month Term SOFR + 2.00%), 01/24/29 (a)	446	447
Groupe Solmax Inc.
Term Loan, 9.18%, (1 Month Term SOFR + 4.75%), 06/28/28 (a)	672	507
Term Loan, 9.31%, (3 Month Term SOFR + 4.75%), 06/28/28 (a)	782	589
GTCR Everest Borrower, LLC
Add on Term Loan B, 7.06%, (3 Month Term SOFR + 2.75%), 09/05/31 (a)	4,749	4,748
Harbourvest Partners, LLC
2024 1st Lien Term Loan B, 6.55%, (3 Month Term SOFR + 2.25%), 04/22/30 (a)	891	891
HighTower Holdings LLC
2025 1st Lien Term Loan B, 7.07%, (3 Month Term SOFR + 2.75%), 02/03/32 (a)	802	800
Hilcorp Energy I L.P.
Term Loan B, 6.15%, (1 Month Term SOFR + 2.00%), 02/05/30 (a)	1,909	1,909
Horizon US Finco LP
Term Loan B, 9.06%, (3 Month Term SOFR + 4.75%), 12/16/31 (a)	580	568
ICON Luxembourg S.a r.l.
2024 LUX Term Loan B, 6.30%, (3 Month Term SOFR + 2.00%), 07/03/28 (a)	201	201
IVC Acquisition Ltd
2025 USD Repriced Term Loan B, 8.05%, (3 Month Term SOFR + 3.75%), 12/06/28 (a)	766	769
Janus International Group, LLC
2024 Term Loan B, 6.70%, (3 Month Term SOFR + 2.50%), 08/02/30 (a)	164	164
John Bean Technologies Corp
Term Loan, 6.07%, (1 Month Term SOFR + 1.75%), 01/02/32 (a)	189	189
Johnstone Supply LLC
Term Loan B, 6.64%, (1 Month Term SOFR + 2.50%), 06/09/31 (a)	481	480
Kaman Corporation
2025 Delayed Draw Term Loan, 0.00%, (3 Month Term SOFR + 2.50%), 01/30/32 (a) (c)	108	107
2025 Delayed Draw Term Loan, 6.83%, (3 Month Term SOFR + 2.50%), 01/30/32 (a)	11	11
2025 Term Loan B, 6.95%, (3 Month Term SOFR + 2.75%), 01/30/32 (a)	1,262	1,256
Kenan Advantage Group, Inc.
2024 Term Loan B4, 7.57%, (1 Month Term SOFR + 3.25%), 01/25/29 (a)	2,290	2,257
KNS Acquisition Corp.
2024 Term Loan A, 9.43%, (1 Month Term SOFR + 5.00%), 04/19/30 (a)	340	338
2024 Term Loan B, 10.68%, (1 Month Term SOFR + 6.25%), 10/19/30 (a)	326	292

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Kohler Energy Co LLC
USD Term Loan B, 8.05%, (3 Month Term SOFR + 3.75%), 01/30/31 (a)	3,451	3,455
KUEHG Corp.
2025 Term Loan, 7.04%, (Prime + 1.75%), 06/12/30 (a)	613	612
LaserShip, Inc.
2024 New Money Term Loan A, 10.55%, (3 Month Term SOFR + 6.25%), 01/02/29 (a)	122	123
2024 Term Loan B, 6.06%, (3 Month Term SOFR + 1.50%), 08/10/29 (a)	350	250
LBM Acquisition LLC
2025 Incremental Term Loan, 0.00%, (1 Month Term SOFR + 5.00%), 06/06/31 (a) (c)	360	358
2024 Incremental Term Loan B, 7.99%, (1 Month Term SOFR + 3.75%), 06/06/31 (a)	1,053	1,025
LC AHAB US Bidco LLC
Term Loan B, 7.32%, (1 Month Term SOFR + 3.00%), 04/14/31 (a)	377	376
Madison IAQ LLC
Term Loan, 6.70%, (6 Month Term SOFR + 2.50%), 06/15/28 (a)	848	848
2025 Term Loan B, 7.45%, (6 Month Term SOFR + 3.25%), 03/26/32 (a)	3,478	3,492
Madison Safety & Flow LLC
2025 Term Loan B, 7.07%, (1 Month Term SOFR + 2.75%), 09/26/31 (a)	2,996	2,998
MajorDrive Holdings IV LLC
Term Loan B, 8.56%, (3 Month Term SOFR + 4.00%), 05/12/28 (a)	1,371	1,335
Maximus, Inc.
2024 Term Loan B, 6.32%, (1 Month Term SOFR + 2.00%), 05/21/31 (a)	193	193
Modena Buyer LLC
Term Loan, 8.81%, (3 Month Term SOFR + 4.50%), 04/03/31 (a)	1,972	1,945
MRP Buyer LLC
Delayed Draw Term Loan, 0.00%, (1 Month Term SOFR + 3.25%), 05/22/32 (a) (c)	42	41
Term Loan, 0.00%, (1 Month Term SOFR + 3.25%), 05/22/32 (a) (c)	155	152
Delayed Draw Term Loan, 7.57%, (1 Month Term SOFR + 3.25%), 05/22/32 (a)	9	9
Term Loan, 7.57%, (1 Month Term SOFR + 3.25%), 05/22/32 (a)	240	235
MV Holding GmbH
2025 USD Term Loan B, 6.57%, (1 Month Term SOFR + 2.25%), 02/19/32 (a)	817	817
Neptune Bidco US Inc
2022 USD Term Loan A, 9.18%, (3 Month Term SOFR + 4.75%), 10/11/28 (a)	435	413
2022 USD Term Loan B, 9.43%, (3 Month Term SOFR + 5.00%), 04/11/29 (a)	2,501	2,378
Nielsen Consumer Inc.
2025 USD 1st Lien Term Loan, 6.82%, (1 Month Term SOFR + 2.50%), 10/04/30 (a)	349	347
Nourish Buyer I Inc
2025 Term Loan B, 8.82%, (3 Month Term SOFR + 4.50%), 07/08/32 (a) (b)	630	629
Nuvei Technologies Corp.
2025 Repriced Term Loan B, 7.07%, (1 Month Term SOFR + 2.75%), 11/17/31 (a)	2,977	2,976
OMNIA Partners LLC
2024 Term Loan B, 6.81%, (3 Month Term SOFR + 2.50%), 07/25/30 (a)	874	874
Optiv Security, Inc.
2023 Term Loan, 9.56%, (3 Month Term SOFR + 5.25%), 08/17/26 (a)	598	467
Oscar AcquisitionCo, LLC
Term Loan B, 8.55%, (3 Month Term SOFR + 4.25%), 04/29/29 (a)	338	315
Osmose Utilities Services, Inc.
Term Loan, 7.68%, (1 Month Term SOFR + 3.25%), 06/18/28 (a)	967	915
Outfront Media Capital LLC
Term Loan, 0.00%, (SOFR + 2.00%), 09/16/32 (a) (c)	475	475
Parexel International Corporation
2025 Term Loan B, 6.82%, (1 Month Term SOFR + 2.50%), 11/15/28 (a)	873	873
Park River Holdings, Inc.
Term Loan, 0.00%, (SOFR + 4.50%), 09/24/32 (a) (c)	375	375
Petco Health and Wellness Company, Inc.
2021 Term Loan B, 0.00%, (3 Month Term SOFR + 3.25%), 02/25/28 (a) (c)	859	836
2021 Term Loan B, 7.81%, (3 Month Term SOFR + 3.25%), 02/25/28 (a)	791	769
PHRG Intermediate LLC
2025 Term Loan B, 0.00%, (1 Month Term SOFR + 4.00%), 02/13/32 (a) (c)	120	120
2025 Term Loan B, 8.32%, (1 Month Term SOFR + 4.00%), 02/13/32 (a)	555	553
Pike Corporation
2021 Incremental Term Loan B, 7.43%, (1 Month Term SOFR + 3.00%), 01/15/28 (a)	996	1,001
Pinnacle Buyer, LLC
Term Loan, 0.00%, (SOFR + 2.50%), 09/11/32 (a) (c)	2,314	2,317
Pitney Bowes Inc.
2025 Term Loan B, 8.07%, (1 Month Term SOFR + 3.75%), 01/31/32 (a)	2,367	2,364
PRA Health Sciences, Inc.
2024 US Term Loan B, 6.30%, (3 Month Term SOFR + 2.00%), 07/03/28 (a)	50	50
PUG LLC
2024 Extended Term Loan B, 9.07%, (1 Month Term SOFR + 4.75%), 03/12/30 (a)	2,776	2,747
QuidelOrtho Corp
Term Loan, 0.00%, (3 Month Term SOFR + 4.00%), 08/13/32 (a) (c)	925	920
Term Loan, 8.34%, (3 Month Term SOFR + 4.00%), 08/13/32 (a)	2,823	2,806
Quikrete Holdings, Inc.
2024 Term Loan B1, 6.57%, (1 Month Term SOFR + 2.25%), 03/18/29 (a)	2,987	2,988
2025 Term Loan B, 0.00%, (1 Month Term SOFR + 2.25%), 01/30/32 (a) (c)	350	350
2025 Term Loan B, 6.57%, (1 Month Term SOFR + 2.25%), 01/30/32 (a)	1,453	1,452
Rand Parent, LLC
2025 Term Loan B, 7.30%, (3 Month Term SOFR + 3.00%), 03/18/30 (a)	3,158	3,142
Roper Industrial Products Investment Company LLC
2024 USD 1st Lien Term Loan B, 7.05%, (3 Month Term SOFR + 2.75%), 11/23/29 (a)	3,395	3,398
SGH2 LLC
2025 USD Term Loan B, 10.05%, (3 Month Term SOFR + 4.50%), 07/16/32 (a)	285	285
Shift4 Payments, LLC
2025 Term Loan, 7.08%, (3 Month Term SOFR + 2.75%), 05/12/32 (a)	95	96
Smyrna Ready Mix Concrete, LLC
2025 Term Loan B, 7.32%, (1 Month Term SOFR + 3.00%), 04/02/29 (a)	3,411	3,412
Southern Veterinary Partners, LLC
2025 Term Loan B, 6.82%, (3 Month Term SOFR + 2.50%), 12/04/31 (a)	1,247	1,244
Spectris PLC
Term Loan, 0.00%, 09/26/32 (a) (c)	608	608
Spin Holdco Inc.
2021 Term Loan, 0.00%, (3 Month Term SOFR + 4.00%), 02/26/28 (a) (c)	350	292
2021 Term Loan, 8.39%, (3 Month Term SOFR + 4.00%), 02/26/28 (a)	2,804	2,339
Star Parent, Inc.
Term Loan B, 8.30%, (3 Month Term SOFR + 4.00%), 09/19/30 (a)	1,938	1,937
Stonepeak Bayou Holdings LP
Term Loan, 0.00%, (SOFR + 2.75%), 09/24/32 (a) (c)	1,543	1,539
Stonepeak Nile Parent LLC
Term Loan B, 7.08%, (3 Month Term SOFR + 2.75%), 02/03/32 (a)	3,094	3,091

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Student Transportation of America Holdings, Inc
Term Loan B, 7.27%, (3 Month Term SOFR + 3.25%), 06/10/32 (a)	2,746	2,752
Tiger Acquisition, LLC
2025 Term Loan B, 6.64%, (1 Month Term SOFR + 2.50%), 08/14/32 (a)	455	453
Titan Acquisition Limited
2024 Term Loan B, 7.59%, (3 Month Term SOFR + 4.50%), 02/01/29 (a)	1,630	1,633
2024 Term Loan B, 8.67%, (3 Month Term SOFR + 4.50%), 02/01/29 (a)	1,626	1,629
TK Elevator Midco GmbH
2025 USD Term Loan B, 7.20%, (3 Month Term SOFR + 3.00%), 04/30/30 (a)	4,161	4,170
TKC Holdings, Inc.
2024 Term Loan, 9.32%, (1 Month Term SOFR + 5.00%), 05/15/28 (a)	2,499	2,500
TransDigm, Inc.
2023 Term Loan J, 6.80%, (3 Month Term SOFR + 2.50%), 02/28/31 (a)	8,681	8,675
2025 Term Loan M, 0.00%, (1 Month Term SOFR + 2.50%), 08/13/32 (a) (c)	1,065	1,064
2025 Term Loan M, 6.85%, (1 Month Term SOFR + 2.50%), 08/13/32 (a)	2,995	2,991
2024 Term Loan L, 6.80%, (3 Month Term SOFR + 2.50%), 09/05/32 (a)	490	490
Turquoise Topco Ltd.
Term Loan, 0.00%, (SOFR + 3.25%), 08/13/32 (a) (c)	2,775	2,777
United Airlines, Inc.
2024 1st Lien Term Loan B, 6.20%, (3 Month Term SOFR + 2.00%), 02/22/31 (a)	3,013	3,018
US Fertility Enterprises LLC
2024 Delayed Draw Term Loan, 0.00%, (3 Month Term SOFR + 4.50%), 10/03/31 (a) (c)	8	8
2024 Term Loan, 8.80%, (3 Month Term SOFR + 4.50%), 10/03/31 (a)	247	247
2024 Delayed Draw Term Loan, 8.81%, (3 Month Term SOFR + 4.50%), 10/03/31 (a)	8	8
2024 Delayed Draw Term Loan, 8.82%, (3 Month Term SOFR + 4.50%), 10/03/31 (a)	4	4
Van Pool Transportation LLC
2025 Delayed Draw Term Loan, 0.00%, (3 Month Term SOFR + 3.25%), 06/18/30 (a) (c)	16	16
2025 Delayed Draw Term Loan, 7.46%, (3 Month Term SOFR + 3.25%), 06/18/30 (a)	7	7
2025 Delayed Draw Term Loan, 7.48%, (3 Month Term SOFR + 3.25%), 06/18/30 (a)	8	8
2025 Term Loan, 7.50%, (3 Month Term SOFR + 3.25%), 06/18/30 (a)	229	229
Vista Management Holding, Inc.
2025 Term Loan B, 8.04%, (3 Month Term SOFR + 3.75%), 03/27/31 (a)	3,849	3,869
Wash Multifamily Parent Inc
Term Loan B, 7.44%, (1 Month Term SOFR + 3.25%), 08/07/32 (a)	330	331
Waterbridge Midstream Operating LLC
2024 Term Loan B, 0.00%, (1 Month Term SOFR + 4.00%), 05/07/29 (a) (c)	120	120
2024 Term Loan B, 8.17%, (1 Month Term SOFR + 4.00%), 05/07/29 (a)	2,543	2,544
WEC US Holdings Ltd.
2024 Term Loan, 6.53%, (1 Month Term SOFR + 2.25%), 01/20/31 (a)	1,888	1,889
WestJet Loyalty LP
Term Loan B, 7.55%, (3 Month Term SOFR + 3.25%), 02/01/31 (a)	1,733	1,734
White Cap Buyer LLC
2024 Term Loan B, 7.41%, (1 Month Term SOFR + 3.25%), 10/19/29 (a)	923	922
WIN Waste Innovations Holdings, Inc.
2025 Incremental Term Loan, 8.18%, (1 Month Term SOFR + 3.75%), 03/27/28 (a)	359	361
2021 Term Loan B, 7.18%, (1 Month Term SOFR + 2.75%), 03/31/28 (a)	354	353
WOOF Holdings, Inc
2025 First Out Exchange Term Loan, 8.28%, (3 Month Term SOFR + 3.95%), 12/31/29 (a)	477	378
2025 Second Out Exchange Term Loan, 8.34%, (3 Month Term SOFR + 3.75%), 12/31/29 (a)	359	154
		247,509
Information Technology 14.7%
Ahead DB Holdings, LLC
2024 Term Loan B4, 7.05%, (3 Month Term SOFR + 2.75%), 01/24/31 (a)	5,575	5,579
Applied Systems, Inc.
2024 1st Lien Term Loan, 0.00%, (3 Month Term SOFR + 2.25%), 02/07/31 (a) (c)	1,333	1,334
2024 1st Lien Term Loan, 6.45%, (3 Month Term SOFR + 2.25%), 02/07/31 (a)	4,134	4,136
Arches Buyer Inc.
2021 Term Loan B, 7.67%, (1 Month Term SOFR + 3.25%), 12/06/27 (a)	2,487	2,488
Ascend Learning, LLC
2025 Repriced Term Loan B, 7.32%, (1 Month Term SOFR + 3.00%), 12/11/28 (a)	1,605	1,603
Athenahealth Group, Inc.
2022 Term Loan B, 7.07%, (1 Month Term SOFR + 2.75%), 01/27/29 (a)	5,770	5,755
AZZ Inc.
Term Loan B, 6.07%, (1 Month Term SOFR + 1.75%), 05/06/29 (a)	175	175
BCPE Pequod Buyer Inc
USD Term Loan B, 7.32%, (1 Month Term SOFR + 3.00%), 09/19/31 (a)	2,796	2,799
Boost Newco Borrower, LLC
2025 USD Term Loan B2, 6.30%, (3 Month Term SOFR + 2.00%), 01/31/31 (a)	765	766
Boxer Parent Company Inc.
2025 USD Term Loan B, 7.20%, (3 Month Term SOFR + 3.00%), 07/30/31 (a)	3,564	3,556
Camelot U.S. Acquisition LLC
2025 Incremental Term Loan B, 7.57%, (1 Month Term SOFR + 3.25%), 01/31/31 (a)	2,073	2,068
CD&R Hydra Buyer Inc.
2024 Term Loan B, 8.42%, (1 Month Term SOFR + 4.00%), 03/15/31 (a)	1,176	1,168
Central Parent Inc.
2024 Term Loan B, 0.00%, (3 Month Term SOFR + 3.25%), 07/06/29 (a) (c)	150	129
2024 Term Loan B, 7.55%, (3 Month Term SOFR + 3.25%), 07/06/29 (a)	2,607	2,249
Chamberlain Group Inc
2025 Term Loan B, 7.22%, (1 Month Term SOFR + 3.00%), 07/22/32 (a)	340	340
Cloud Software Group, Inc.
2024 1st Lien Term Loan B, 0.00%, (3 Month Term SOFR + 3.50%), 03/30/29 (a) (c)	400	401
2025 Term Loan B (2031), 7.48%, (3 Month Term SOFR + 3.25%), 03/24/31 (a)	3,519	3,531
2025 Term Loan B (2032), 7.48%, (3 Month Term SOFR + 3.25%), 08/07/32 (a)	2,777	2,785
ConnectWise, LLC
2021 Term Loan B, 8.06%, (3 Month Term SOFR + 3.50%), 09/23/28 (a)	355	355
Dayforce, Inc.
2025 Term Loan B, 6.31%, (3 Month Term SOFR + 2.00%), 03/01/31 (a)	311	311
DCert Buyer, Inc.
2019 Term Loan B, 0.00%, (1 Month Term SOFR + 4.00%), 07/31/26 (a) (c)	400	400
2021 2nd Lien Term Loan, 11.32%, (1 Month Term SOFR + 7.00%), 02/16/29 (a)	250	227
Delta TopCo, Inc.
2025 Term Loan B, 7.02%, (1 Month Term SOFR + 2.75%), 11/30/29 (a)	3,825	3,778
Dragon Buyer, Inc
Term Loan B, 7.05%, (3 Month Term SOFR + 2.75%), 09/24/31 (a)	352	352
ECL Entertainment, LLC
2025 Term Loan B, 7.32%, (1 Month Term SOFR + 3.00%), 08/30/30 (a)	292	291
Ellucian Holdings, Inc.
2024 1st Lien Term Loan B, 7.07%, (1 Month Term SOFR + 2.75%), 10/29/29 (a)	1,304	1,303

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
EP Purchaser, LLC
2021 Term Loan B, 8.06%, (SOFR + 3.50%), 11/06/28 (a)	69	65
Epicor Software Corporation
2024 Term Loan F, 6.82%, (1 Month Term SOFR + 2.50%), 05/23/31 (a)	5,094	5,097
Gainwell Acquisition Corp.
Term Loan B, 8.40%, (3 Month Term SOFR + 4.00%), 08/17/27 (a)	2,533	2,489
Galaxy US Opco Inc.
Term Loan, 6.31%, (3 Month Term SOFR + 2.00%), 04/19/29 (a)	—	—
Gen Digital Inc.
2024 Term Loan B, 6.07%, (1 Month Term SOFR + 1.75%), 01/28/29 (a)	1,563	1,558
Genesys Cloud Services Holdings II LLC
2025 USD Term Loan B, 6.82%, (1 Month Term SOFR + 2.50%), 01/23/32 (a)	4,895	4,860
Go Daddy Operating Company, LLC
2024 Term Loan B7, 6.07%, (1 Month Term SOFR + 1.75%), 05/21/31 (a)	970	968
Iron Mountain, Inc.
2023 Term Loan B, 6.32%, (1 Month Term SOFR + 2.00%), 01/31/31 (a)	982	982
Kaseya Inc.
2025 1st Lien Term Loan B, 7.57%, (1 Month Term SOFR + 3.25%), 03/05/32 (a)	4,074	4,078
2025 2nd Lien Term Loan B, 9.32%, (1 Month Term SOFR + 5.00%), 03/07/33 (a)	355	355
KnowBe4, Inc.
2025 Term Loan, 8.06%, (3 Month Term SOFR + 3.75%), 07/21/32 (a)	400	400
McAfee, LLC
2024 USD 1st Lien Term Loan B, 7.22%, (1 Month Term SOFR + 3.00%), 03/01/29 (a)	4,084	3,894
MH Sub I, LLC
2023 Term Loan, 8.57%, (1 Month Term SOFR + 4.25%), 04/13/28 (a)	46	44
2024 Term Loan B4, 0.00%, (1 Month Term SOFR + 4.25%), 12/11/31 (a) (c)	415	381
2024 Term Loan B4, 8.57%, (1 Month Term SOFR + 4.25%), 12/11/31 (a)	8,080	7,423
Mitchell International, Inc.
2024 1st Lien Term Loan, 7.57%, (1 Month Term SOFR + 3.25%), 06/05/31 (a)	986	985
MKS Instruments, Inc.
2025 USD Repriced Term Loan, 6.17%, (1 Month Term SOFR + 2.00%), 08/17/29 (a)	578	578
NCR Atleos Corp.
Term Loan, 7.03%, (SOFR + 3.00%), 04/16/29 (a)	324	324
Nord Security Inc.
Term Loan, 0.00%, (SOFR + 4.00%), 09/22/32 (a) (c)	155	155
Open Text Corporation
2023 Term Loan B, 6.07%, (1 Month Term SOFR + 1.75%), 01/31/30 (a)	3,907	3,902
Peraton Corp.
Term Loan B, 8.17%, (1 Month Term SOFR + 3.75%), 02/22/28 (a)	4,014	3,379
PointClickCare Technologies, Inc.
2025 Term Loan B, 7.08%, (3 Month Term SOFR + 2.75%), 11/03/31 (a)	2,785	2,786
Polaris Newco LLC
USD Term Loan B, 8.32%, (3 Month Term SOFR + 3.75%), 06/03/28 (a)	4,001	3,851
Priority Holdings, LLC
2025 Term Loan B, 8.07%, (Prime + 2.75%), 07/22/32 (a)	231	231
Project Alpha Intermediate Holding, Inc.
2024 1st Lien Term Loan B, 7.55%, (3 Month Term SOFR + 3.25%), 10/28/30 (a)	541	542
2025 2nd Lien Incremental Term Loan, 9.30%, (3 Month Term SOFR + 5.00%), 11/22/32 (a)	430	427
Project Boost Purchaser LLC
2025 Refinancing Term Loan, 7.07%, (3 Month Term SOFR + 2.75%), 07/02/31 (a)	806	804
Proofpoint, Inc.
2024 Term Loan, 0.00%, (1 Month Term SOFR + 3.00%), 08/31/28 (a) (c)	667	668
2024 Term Loan, 7.32%, (1 Month Term SOFR + 3.00%), 08/31/28 (a)	2,907	2,915
Qnity Electronics Inc.
Term Loan, 0.00%, (SOFR + 2.00%), 08/11/32 (a) (c)	3,290	3,286
Rackspace Finance, LLC
2024 First Lien Second Out Term Loan, 7.04%, (1 Month Term SOFR + 2.75%), 03/15/28 (a)	810	359
2024 First Lien First Out Term Loan, 10.54%, (1 Month Term SOFR + 6.25%), 05/15/28 (a)	188	190
RealPage, Inc
1st Lien Term Loan, 7.56%, (3 Month Term SOFR + 3.00%), 02/18/28 (a)	887	884
2024 Incremental Term Loan, 8.05%, (3 Month Term SOFR + 3.75%), 04/24/28 (a)	2,134	2,138
Red Planet Borrower, LLC
2025 Term Loan B, 8.22%, (1 Month Term SOFR + 4.00%), 08/07/32 (a)	1,000	972
Renaissance Holding Corp.
2024 1st Lien Term Loan, 8.32%, (1 Month Term SOFR + 4.00%), 04/05/30 (a)	1,105	954
Rocket Software, Inc.
2023 USD Term Loan B, 8.07%, (1 Month Term SOFR + 3.75%), 11/28/28 (a)	4,925	4,933
Sandisk Corp
Term Loan B, 7.14%, (1 Month Term SOFR + 3.00%), 12/12/31 (a)	1,674	1,676
SolarWinds Holdings, Inc.
2025 Term Loan, 8.03%, (3 Month Term SOFR + 4.00%), 03/12/32 (a)	2,000	1,960
Sovos Compliance, LLC
2025 Repriced Term Loan B, 7.48%, (3 Month Term SOFR + 3.25%), 08/13/29 (a)	489	489
SS&C Technologies Inc.
2024 Term Loan B8, 6.32%, (1 Month Term SOFR + 2.00%), 05/09/31 (a)	2,599	2,605
TCP Sunbelt Acquisition Co.
2024 Term Loan B, 8.45%, (3 Month Term SOFR + 4.25%), 10/11/31 (a)	407	407
UKG Inc.
2024 Term Loan B, 6.81%, (3 Month Term SOFR + 2.50%), 01/30/31 (a)	7,580	7,569
Vertiv Group Corporation
2025 Term Loan, 6.03%, (1 Month Term SOFR + 1.75%), 08/07/32 (a)	1,955	1,957
VS Buyer, LLC
2025 Term Loan B, 6.56%, (3 Month Term SOFR + 2.25%), 04/12/31 (a)	452	451
World Wide Technology Holding Co. LLC
2025 Repriced Term Loan B, 6.16%, (1 Month Term SOFR + 2.00%), 03/01/30 (a)	3,150	3,154
X Corp.
Term Loan, 10.96%, (3 Month Term SOFR + 6.50%), 10/27/29 (a)	2,085	2,043
2025 Fixed Term Loan, 9.50%, 12/31/99	1,730	1,734
X.AI Corp.
Term Loan, 11.54%, (3 Month Term SOFR + 7.25%), 06/17/30 (a)	309	299
Term Loan, 12.50%, 06/28/30	65	67
Zayo Group Holdings, Inc.
USD Term Loan, 7.43%, (1 Month Term SOFR + 3.00%), 02/18/27 (a)	362	357
Zelis Payments Buyer, Inc.
5th Amendment Term Loan, 7.57%, (1 Month Term SOFR + 3.25%), 10/24/31 (a)	1,503	1,503
		142,007
Consumer Discretionary 10.6%
1011778 B.C. Unlimited Liability Company
2024 Term Loan B6, 6.07%, (1 Month Term SOFR + 1.75%), 09/23/30 (a)	3,930	3,914
ABG Intermediate Holdings 2 LLC
2024 1st Lien Term Loan B, 6.57%, (1 Month Term SOFR + 2.25%), 12/21/28 (a)	4,115	4,104

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Adient US LLC
2024 Term Loan B2, 6.57%, (1 Month Term SOFR + 2.25%), 01/31/31 (a)	3,071	3,071
American Axle & Manufacturing, Inc.
Term Loan, 0.00%, (SOFR + 3.25%), 02/24/32 (a) (c)	365	363
American Trailer World Corp.
Term Loan B, 0.00%, (1 Month Term SOFR + 3.75%), 02/17/28 (a) (c)	15	13
Term Loan B, 8.17%, (1 Month Term SOFR + 3.75%), 02/17/28 (a)	686	616
Apro, LLC
2024 Term Loan B, 7.94%, (1 Month Term SOFR + 3.75%), 06/26/31 (a)	674	673
Asplundh Tree Expert, LLC
2024 Incremental Term Loan B, 6.07%, (1 Month Term SOFR + 1.75%), 05/09/31 (a)	444	444
Autokiniton US Holdings, Inc.
2024 Term Loan B, 0.00%, (1 Month Term SOFR + 4.00%), 04/06/28 (a) (c)	298	295
2024 Term Loan B, 8.43%, (1 Month Term SOFR + 4.00%), 04/06/28 (a)	1,441	1,425
Avis Budget Car Rental, LLC
2025 Term Loan B, 6.82%, (1 Month Term SOFR + 2.50%), 07/10/32 (a)	329	326
Belron Finance 2019 LLC
2025 Repriced Term Loan B, 6.74%, (3 Month Term SOFR + 2.50%), 10/16/31 (a)	957	961
Bombardier Recreational Products, Inc.
2023 Term Loan B3, 7.07%, (1 Month Term SOFR + 2.75%), 12/13/29 (a)	540	540
Caesars Entertainment Inc.
Term Loan B, 6.57%, (1 Month Term SOFR + 2.25%), 01/25/30 (a)	9,479	9,447
2024 Term Loan B1, 6.57%, (1 Month Term SOFR + 2.25%), 01/24/31 (a)	1,646	1,641
Clarios Global LP
2024 USD Term Loan B, 6.82%, (1 Month Term SOFR + 2.50%), 05/06/30 (a)	3,997	3,993
2025 USD Term Loan B, 7.07%, (1 Month Term SOFR + 2.75%), 01/14/32 (a)	1,180	1,180
Crocs, Inc.
2024 Term Loan, 6.57%, (1 Month Term SOFR + 2.25%), 02/20/29 (a)	275	276
CWGS Group, LLC
2021 Term Loan B, 0.00%, (1 Month Term SOFR + 2.50%), 05/25/28 (a) (c)	175	171
2021 Term Loan B, 6.93%, (1 Month Term SOFR + 2.50%), 05/25/28 (a)	467	455
EG America LLC
2025 USD Repriced Term Loan, 7.70%, (3 Month Term SOFR + 3.50%), 02/07/28 (a)	2,945	2,958
First Brands Group, LLC
2021 Term Loan, 9.57%, (3 Month Term SOFR + 5.00%), 03/22/27 (a)	219	77
2022 Incremental Term Loan, 9.57%, (3 Month Term SOFR + 5.00%), 03/30/27 (a)	3,939	1,387
2021 2nd Lien Term Loan, 13.07%, (3 Month Term SOFR + 8.50%), 03/30/28 (a)	2,558	142
Flynn Restaurant Group LP
2025 Incremental Term Loan, 8.07%, (1 Month Term SOFR + 3.75%), 01/17/32 (a)	772	773
Foundation Building Materials Holding Company LLC
2024 Term Loan B2, 8.31%, (3 Month Term SOFR + 4.00%), 01/25/31 (a)	1,353	1,355
Four Seasons Hotels Ltd
Term Loan, 5.89%, (SOFR + 1.75%), 09/22/32 (a)	88	88
Fugue Finance B.V.
2025 Repriced Term Loan, 6.95%, (3 Month Term SOFR + 2.75%), 01/09/32 (a)	538	539
GEN II Fund Services LLC
2024 Term Loan B, 6.97%, (6 Month Term SOFR + 2.75%), 11/19/31 (a)	418	418
Golden Entertainment, Inc.
2023 Term Loan B, 6.57%, (1 Month Term SOFR + 2.25%), 05/18/30 (a)	645	645
Great Outdoors Group, LLC
2025 Term Loan B, 7.57%, (1 Month Term SOFR + 3.25%), 01/20/32 (a)	13,841	13,824
GVC Holdings (Gibraltar) Limited
2025 Term Loan B6 (2029), 6.61%, (SOFR + 2.25%), 10/31/29 (a)	2,817	2,813
2025 Term Loan B5 (2032), 0.00%, (SOFR + 2.25%), 07/30/32 (a) (c)	500	499
Hanesbrands, Inc.
2025 Term Loan B, 7.07%, (1 Month Term SOFR + 2.75%), 02/20/32 (a)	1,679	1,683
Harbor Freight Tools USA, Inc.
2024 Term Loan B, 6.57%, (1 Month Term SOFR + 2.25%), 06/05/31 (a)	995	976
Hilton Grand Vacations Borrower LLC
2021 Term Loan B, 6.32%, (1 Month Term SOFR + 2.00%), 05/20/28 (a)	617	616
2024 Incremental Term Loan B, 6.32%, (1 Month Term SOFR + 2.00%), 01/10/31 (a)	2,120	2,116
Hunter Douglas Inc.
2025 USD Term Loan B, 7.55%, (3 Month Term SOFR + 3.25%), 01/14/32 (a)	4,551	4,551
J&J Ventures Gaming, LLC
2025 Repriced Term Loan B, 7.82%, (1 Month Term SOFR + 3.50%), 04/26/30 (a)	3,419	3,381
Lippert Colipper
Term Loan B, 6.82%, (1 Month Term SOFR + 2.50%), 03/18/32 (a)	314	315
P.F. Chang's China Bistro Inc.
2019 Term Loan B, 10.56%, (1 Month Term SOFR + 6.25%), 03/01/26 (a)	331	255
PCI Gaming Authority
Term Loan, 6.32%, (1 Month Term SOFR + 2.00%), 05/15/26 (a)	114	113
Peer Holding III B.V.
Term Loan, 0.00%, (SOFR + 2.25%), 12/31/49 (a) (c)	1,608	1,608
PetSmart, Inc.
2025 USD Term Loan B, 8.14%, (1 Month Term SOFR + 4.00%), 08/09/32 (a)	3,000	2,953
Raising Cane's Restaurants, LLC
2024 Term Loan B, 6.32%, (1 Month Term SOFR + 2.00%), 09/10/31 (a)	109	109
Restoration Hardware, Inc.
Term Loan B, 0.00%, (1 Month Term SOFR + 2.50%), 10/15/28 (a) (c)	175	170
Term Loan B, 6.93%, (1 Month Term SOFR + 2.50%), 10/15/28 (a)	782	760
RVR Dealership Holdings, LLC
Term Loan B, 0.00%, (1 Month Term SOFR + 3.75%), 02/08/28 (a) (c)	250	235
Term Loan B, 8.17%, (1 Month Term SOFR + 3.75%), 02/08/28 (a)	653	615
Sabre GLBL Inc.
2021 Term Loan B1, 7.93%, (1 Month Term SOFR + 3.50%), 12/17/27 (a)	588	556
2021 Term Loan B2, 7.93%, (1 Month Term SOFR + 3.50%), 12/17/27 (a)	394	372
2022 1st Lien Term Loan B, 9.42%, (1 Month Term SOFR + 5.00%), 06/09/28 (a)	758	709
Service Logic Acquisition, Inc
2025 Repriced Term Loan B, 7.31%, (3 Month Term SOFR + 3.00%), 10/29/27 (a)	1,871	1,872
Somnigroup International Inc
Term Loan B, 0.00%, (3 Month Term SOFR + 2.25%), 10/24/31 (a) (c)	150	151
Term Loan B, 6.61%, (1 Month Term SOFR + 2.25%), 10/24/31 (a)	783	787
Splat Super Holdco, LLC
2025 Delayed Draw Term Loan, 0.00%, (SOFR + 5.00%), 06/24/32 (a) (c)	41	40
2025 Term Loan, 9.32%, (1 Month Term SOFR + 5.00%), 06/24/32 (a)	219	215
Staples, Inc.
2024 Term Loan B, 0.00%, (3 Month Term SOFR + 5.75%), 08/22/29 (a) (c)	65	62
2024 Term Loan B, 10.05%, (3 Month Term SOFR + 5.75%), 08/22/29 (a)	5,468	5,173

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Station Casinos LLC
2024 Term Loan B, 6.32%, (1 Month Term SOFR + 2.00%), 03/07/31 (a)	1,347	1,347
Sweetwater Borrower, LLC
Term Loan B, 8.68%, (1 Month Term SOFR + 4.25%), 08/03/28 (a)	1,002	1,004
Tenneco, Inc.
2022 Term Loan B, 9.30%, (3 Month Term SOFR + 5.00%), 11/17/28 (a)	3,041	2,972
2022 Term Loan B, 9.40%, (3 Month Term SOFR + 5.00%), 11/17/28 (a)	9	8
Tory Burch LLC
Term Loan B, 7.68%, (1 Month Term SOFR + 3.25%), 04/14/28 (a)	918	903
Varsity Brands, Inc.
Term Loan, 7.03%, (SOFR + 3.00%), 08/26/31 (a)	878	877
Wand NewCo 3, Inc.
2025 Repriced Term Loan B, 6.82%, (1 Month Term SOFR + 2.50%), 01/30/31 (a)	481	479
Weber-Stephen Products LLC
Term Loan B, 7.68%, (1 Month Term SOFR + 3.25%), 10/20/27 (a)	966	955
Weber-Stephen Products, LLC
Term Loan, 0.00%, (SOFR + 3.75%), 12/31/49 (a) (c)	675	667
WH Borrower, LLC
2025 Term Loan B, 8.95%, (3 Month Term SOFR + 4.75%), 02/12/32 (a)	2,165	2,165
Whatabrands LLC
2024 1st Lien Term Loan B, 6.82%, (1 Month Term SOFR + 2.50%), 08/03/28 (a)	1,123	1,123
		102,319
Communication Services 10.5%
19th Holdings Golf, LLC
2022 Term Loan B, 7.57%, (1 Month Term SOFR + 3.25%), 01/27/29 (a)	969	965
888 Acquisitions Limited
USD Term Loan B, 0.00%, (3 Month Term SOFR + 5.25%), 07/01/28 (a) (c)	1,500	1,436
USD Term Loan B, 9.66%, (3 Month Term SOFR + 5.25%), 07/01/28 (a)	1,499	1,434
Academy, Ltd.
2021 Term Loan, 8.14%, (1 Month Term SOFR + 3.75%), 11/05/27 (a)	159	159
AIT Worldwide Logistics, Inc
2025 Repriced Term Loan, 8.25%, (3 Month Term SOFR + 4.00%), 04/08/30 (a)	546	547
Allen Media, LLC
2021 Term Loan B, 9.65%, (3 Month Term SOFR + 5.50%), 02/10/27 (a) (d)	5,298	3,735
Altice Financing S.A.
2022 USD Term Loan, 9.32%, (3 Month Term SOFR + 5.00%), 10/31/27 (a)	5,493	4,600
Altice France S.A.
2018 Term Loan B13, 10.50%, (Prime + 3.00%), 07/13/26 (a)	977	909
2023 USD Term Loan B14, 0.00%, (3 Month Term SOFR + 5.50%), 08/31/28 (a) (c)	700	676
2023 USD Term Loan B14, 9.82%, (3 Month Term SOFR + 5.50%), 08/31/28 (a)	7,844	7,569
AMC Entertainment Holdings, Inc.
2024 Term Loan, 11.13%, (1 Month Term SOFR + 7.00%), 01/04/29 (a)	3,651	3,658
AP Core Holdings II, LLC
Amortization Term Loan B1, 9.93%, (1 Month Term SOFR + 5.50%), 07/21/27 (a)	1,053	1,024
High-Yield Term Loan B2, 9.93%, (1 Month Term SOFR + 5.50%), 07/21/27 (a)	625	607
Arcis Golf LLC
2025 Term Loan B, 7.07%, (1 Month Term SOFR + 2.75%), 11/24/28 (a)	473	473
Aventiv Technologies, LLC
2024 Bridge Term Loan, 14.26%, (3 Month Term SOFR + 10.00%), 12/24/25 (a)	198	207
2024 PIK Third Out Term Loan, 4.09%, (3 Month Term SOFR + 5.09%), 03/25/26 (a)	1,061	738
2024 Incremental Second Out Term Loan, 12.06%, (3 Month Term SOFR + 7.50%), 03/25/26 (a)	220	220
2025 5th Amendment Incremental Bridge Loan, 14.58%, (3 Month Term SOFR + 10.00%), 03/25/26 (a)	494	517
Charter Communications Operating, LLC
2024 Term Loan B5, 0.00%, (3 Month Term SOFR + 2.25%), 11/21/31 (a) (c)	1,000	1,000
2024 Term Loan B5, 6.54%, (3 Month Term SOFR + 2.25%), 11/21/31 (a)	1,990	1,989
Ciena Corporation
2025 Repriced Term Loan B, 5.89%, (1 Month Term SOFR + 1.75%), 10/24/30 (a)	132	132
Cimpress Public Limited Company
2024 Term Loan B, 6.82%, (1 Month Term SOFR + 2.50%), 05/17/28 (a)	2,248	2,252
City Football Group Limited
2024 Term Loan, 7.93%, (1 Month Term SOFR + 3.50%), 07/21/30 (a)	1,491	1,490
CMG Media Corporation
2024 Term Loan, 0.00%, (3 Month Term SOFR + 3.50%), 06/18/29 (a) (c)	350	334
2024 Term Loan, 7.90%, (3 Month Term SOFR + 3.50%), 06/18/29 (a)	4,801	4,582
Coherent Corp
2025 1st Lien Term Loan B2, 6.32%, (1 Month Term SOFR + 2.00%), 07/02/29 (a)	284	284
CommScope Holding Company, Inc.
2024 Term Loan, 9.07%, (1 Month Term SOFR + 4.75%), 12/15/29 (a)	2,020	2,043
Coral-US Co-Borrower, LLC
2025 Term Loan B7, 7.57%, (3 Month Term SOFR + 3.25%), 01/24/32 (a)	1,100	1,088
Crown Finance US, Inc.
2025 Term Loan B, 8.78%, (1 Month Term SOFR + 4.50%), 12/02/31 (a)	2,018	2,012
CSC Holdings, LLC
2022 Term Loan B6, 8.65%, (1 Month Term SOFR + 4.50%), 01/17/28 (a)	4,952	4,917
Dave & Buster's, Inc.
2024 Term Loan B, 7.56%, (3 Month Term SOFR + 3.25%), 06/29/29 (a)	447	417
2024 1st Lien Term Loan B, 7.56%, (3 Month Term SOFR + 3.25%), 09/26/31 (a)	586	540
DirecTV Financing, LLC
Term Loan, 9.57%, (3 Month Term SOFR + 5.00%), 07/22/27 (a)	271	271
Dotdash Meredith Inc
2025 Term Loan B, 7.78%, (1 Month Term SOFR + 3.50%), 06/05/32 (a)	475	473
Flutter Financing B.V.
2024 Term Loan B, 6.05%, (3 Month Term SOFR + 1.75%), 11/30/30 (a)	2,205	2,196
2025 Term Loan B, 6.30%, (3 Month Term SOFR + 2.00%), 05/22/32 (a)	2,464	2,459
Frontier Communications Corp.
2025 Term Loan B, 6.65%, (1 Month Term SOFR + 2.50%), 07/01/31 (a)	5,091	5,083
Gray Television, Inc.
2021 Term Loan D, 7.39%, (1 Month Term SOFR + 3.00%), 10/27/28 (a)	162	162
2024 Term Loan B, 9.53%, (1 Month Term SOFR + 5.25%), 05/22/29 (a)	62	62
Herschend Entertainment Company, LLC
2025 Term Loan B, 7.57%, (1 Month Term SOFR + 3.25%), 05/17/32 (a)	224	225
Iridium Communications Inc.
Term Loan, 0.00%, (SOFR + 2.25%), 09/20/30 (a) (c)	1,835	1,735
Kingpin Intermediate Holdings LLC
2025 Term Loan B, 7.39%, (3 Month Term SOFR + 3.39%), 09/16/32 (a)	565	548
Level 3 Financing, Inc.
Term Loan, 0.00%, (SOFR + 3.25%), 03/29/32 (a) (c)	70	70

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Life Time Fitness Inc
2025 Term Loan, 6.25%, (1 Month Term SOFR + 2.00%), 11/05/31 (a)	612	611
Lumen Technologies, Inc.
2024 Term Loan A, 10.32%, (1 Month Term SOFR + 6.00%), 06/01/28 (a)	362	368
2024 Extended Term Loan B1, 6.78%, (1 Month Term SOFR + 2.35%), 04/15/29 (a)	3,125	3,103
2024 Extended Term Loan B2, 6.78%, (1 Month Term SOFR + 2.35%), 04/15/30 (a)	3,092	3,069
Nexstar Broadcasting, Inc.
2025 Term Loan B5, 6.82%, (1 Month Term SOFR + 2.50%), 06/23/32 (a)	579	578
Ontario Gaming GTA LP
Term Loan B, 8.55%, (3 Month Term SOFR + 4.25%), 07/11/30 (a)	378	368
Recess Holdings, Inc.
2025 Repriced Term Loan, 8.07%, (3 Month Term SOFR + 3.75%), 02/21/30 (a)	470	472
SBA Senior Finance II LLC
2024 Term Loan B, 6.07%, (1 Month Term SOFR + 1.75%), 01/20/31 (a)	350	351
Securus Technologies Holdings, Inc.
2023 2nd Lien Term Loan, 13.61%, (3 Month Term SOFR + 9.05%), 11/01/25 (a)	480	6
Telesat Canada
Term Loan B5, 7.21%, (3 Month Term SOFR + 2.75%), 11/22/26 (a)	3,000	2,385
TKO Worldwide Holdings, LLC
2024 Term Loan B4, 0.00%, (3 Month Term SOFR + 2.25%), 11/13/31 (a) (c)	1,477	1,479
2025 Term Loan, 6.04%, (3 Month Term SOFR + 2.00%), 11/21/31 (a)	4,074	4,079
Topgolf Callaway Brands Corp.
Term Loan B, 7.32%, (1 Month Term SOFR + 3.00%), 03/14/30 (a)	213	211
Townsquare Media, Inc.
2025 Term Loan, 9.19%, (3 Month Term SOFR + 5.00%), 01/17/31 (a)	159	139
TripAdvisor Inc
Term Loan, 7.07%, (1 Month Term SOFR + 2.75%), 07/01/31 (a)	213	208
Univision Communications Inc.
2022 Term Loan B, 7.68%, (1 Month Term SOFR + 3.25%), 05/06/28 (a)	2,018	2,003
2024 Term Loan B, 7.93%, (1 Month Term SOFR + 3.50%), 01/31/29 (a)	2,144	2,134
2022 First Lien Term Loan B, 8.55%, (3 Month Term SOFR + 4.25%), 06/10/29 (a)	1,270	1,270
ViaSat, Inc.
Term Loan, 8.93%, (1 Month Term SOFR + 4.50%), 02/23/29 (a)	5,051	4,978
2023 Term Loan, 8.75%, (1 Month Term SOFR + 4.50%), 05/30/30 (a)	1,648	1,620
Virgin Media Bristol LLC
2023 USD Term Loan Y, 7.37%, (6 Month Term SOFR + 3.17%), 03/06/31 (a)	1,290	1,271
Voyager Parent, LLC
Term Loan B, 9.04%, (SOFR + 4.75%), 05/08/32 (a)	3,456	3,461
Windstream Services LLC
Term Loan, 0.00%, (SOFR + 4.00%), 09/24/32 (a) (c)	760	752
Ziggo Financing Partnership
USD Term Loan I, 0.00%, (1 Month Term SOFR + 2.50%), 04/17/28 (a) (c)	1,500	1,495
		102,249
Financials 9.7%
Acrisure, LLC
2024 1st Lien Term Loan B6, 7.32%, (1 Month Term SOFR + 3.00%), 11/06/30 (a)	11,207	11,175
2025 Term Loan B, 7.57%, (1 Month Term SOFR + 3.25%), 06/07/32 (a)	966	964
Albion Financing 3 S.a r.l
2025 USD Term Loan, 7.21%, (3 Month Term SOFR + 3.00%), 05/21/31 (a)	2,569	2,574
Alera Group, Inc.
2025 Term Loan, 0.00%, (1 Month Term SOFR + 3.25%), 05/21/32 (a) (c)	1,000	1,003
2025 Term Loan, 7.57%, (1 Month Term SOFR + 3.25%), 05/21/32 (a)	2,430	2,439
2025 2nd Lien Term Loan, 9.82%, (1 Month Term SOFR + 5.50%), 05/15/33 (a)	240	246
Alliant Holdings Intermediate, LLC
2025 Term Loan B, 6.82%, (1 Month Term SOFR + 2.50%), 09/19/31 (a)	3,525	3,514
AmWINS Group, Inc.
2025 Term Loan B, 0.00%, (1 Month Term SOFR + 2.25%), 01/23/32 (a) (c)	700	700
Aretec Group, Inc.
2024 1st Lien Term Loan B, 7.82%, (1 Month Term SOFR + 3.50%), 08/09/30 (a)	2,135	2,134
Asurion LLC
2021 2nd Lien Term Loan B3, 9.68%, (1 Month Term SOFR + 5.25%), 02/05/28 (a)	340	331
2022 Term Loan B10, 8.42%, (1 Month Term SOFR + 4.00%), 08/16/28 (a)	1,746	1,749
2023 Term Loan B11, 8.67%, (1 Month Term SOFR + 4.25%), 08/19/28 (a)	1,424	1,428
2021 Second Lien Term Loan B4, 9.68%, (1 Month Term SOFR + 5.25%), 01/15/29 (a)	3,265	3,119
2024 Term Loan B12, 0.00%, (1 Month Term SOFR + 4.25%), 09/12/30 (a) (c)	1,625	1,618
2024 Term Loan B12, 8.57%, (1 Month Term SOFR + 4.25%), 09/12/30 (a)	3,389	3,374
2025 Term Loan B13, 8.57%, (1 Month Term SOFR + 4.25%), 09/19/30 (a)	752	747
Azorra Soar TLB Finance Ltd
2025 Term Loan B, 6.79%, (3 Month Term SOFR + 2.75%), 10/18/29 (a)	362	362
Boots Group Bidco Ltd
USD Term Loan, 7.70%, (3 Month Term SOFR + 3.50%), 07/22/32 (a)	335	336
Broadstreet Partners, Inc.
2024 Term Loan B4, 7.07%, (1 Month Term SOFR + 2.75%), 05/10/31 (a)	768	769
CFC Bidco 2022 Ltd
Term Loan B, 8.04%, (3 Month Term SOFR + 3.75%), 05/30/32 (a)	495	471
Charlotte Buyer, Inc.
2025 Repriced Term Loan B, 8.43%, (1 Month Term SOFR + 4.25%), 02/11/28 (a)	975	973
Citadel Securities LP
2024 First Lien Term Loan, 6.32%, (1 Month Term SOFR + 2.00%), 10/31/31 (a)	2,081	2,084
Cotiviti Corporation
2024 Term Loan, 7.03%, (1 Month Term SOFR + 2.75%), 02/21/31 (a)	5,163	5,066
2024 Fixed Term Loan B, 7.63%, 02/21/31	230	231
Herc Holdings Inc
Term Loan B, 6.25%, (1 Month Term SOFR + 2.00%), 05/17/32 (a)	2,000	2,008
HUB International Limited
2025 Term Loan B, 6.58%, (3 Month Term SOFR + 2.50%), 06/20/30 (a)	4,545	4,550
Hudson River Trading LLC
2024 Term Loan B, 7.15%, (1 Month Term SOFR + 3.00%), 03/18/30 (a)	4,832	4,839
IMC Financing LLC
Term Loan B, 7.64%, (1 Month Term SOFR + 3.50%), 06/02/32 (a)	2,020	2,033
Jane Street Group, LLC
2024 Term Loan B1, 6.20%, (3 Month Term SOFR + 2.00%), 12/10/31 (a)	7,275	7,214
Jones DesLauriers Insurance Management Inc.
2025 Term Loan B, 7.06%, (3 Month Term SOFR + 2.75%), 03/15/30 (a)	216	215
Jump Financial, LLC
2025 1st Lien Term Loan B, 7.72%, (3 Month Term SOFR + 3.50%), 02/26/32 (a)	703	707
Kronos Acquisition Holdings Inc.
2024 Term Loan, 8.30%, (3 Month Term SOFR + 4.00%), 06/27/31 (a)	203	149

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Moneygram International, Inc
2024 Term Loan B, 8.81%, (3 Month Term SOFR + 4.75%), 06/01/30 (a)	1,940	1,734
NEXUS Buyer LLC
2025 Term Loan B, 7.82%, (1 Month Term SOFR + 3.50%), 07/31/31 (a)	1,668	1,663
2025 Incremental Term Loan, 8.32%, (1 Month Term SOFR + 4.00%), 07/31/31 (a)	225	225
2025 2nd Lien Term Loan B, 10.07%, (1 Month Term SOFR + 5.75%), 01/30/32 (a)	290	289
Novae LLC
1st Lien Term Loan, 9.15%, (3 Month Term SOFR + 5.00%), 01/19/29 (a) (d)	349	325
Opal Bidco SAS
USD Term Loan B, 7.44%, (3 Month Term SOFR + 3.25%), 03/01/32 (a)	3,250	3,257
Osttra Group Ltd
Term Loan, 0.00%, (SOFR + 3.50%), 05/21/32 (a) (c)	280	281
Ryan Specialty Group, LLC
2024 USD Term Loan B, 6.32%, (1 Month Term SOFR + 2.00%), 09/11/31 (a)	2,459	2,458
Sedgwick Claims Management Services, Inc.
2023 Term Loan B, 6.82%, (1 Month Term SOFR + 2.50%), 02/16/28 (a)	5,713	5,704
St. George Warehousing & Trucking Co. of CA, Inc.
2024 Second Out Term Loan, 11.82%, (1 Month Term SOFR + 7.50%), 10/03/29 (a) (b)	1,024	82
2024 UnSub FLFO, 0.00%, (1 Month Term SOFR + 8.35%), 10/07/29 (a) (b) (c)	3	2
2024 UnSub FLFO, 12.57%, (1 Month Term SOFR + 8.35%), 10/07/29 (a) (b)	427	380
Superannuation and Investments US LLC
2025 Repriced Term Loan, 7.32%, (1 Month Term SOFR + 3.00%), 12/01/28 (a)	2,232	2,239
Trans Union, LLC
2024 Term Loan B8, 6.07%, (1 Month Term SOFR + 1.75%), 06/06/31 (a)	967	966
Truist Insurance Holdings LLC
2024 Term Loan B, 0.00%, (3 Month Term SOFR + 2.75%), 05/06/31 (a) (c)	255	255
2024 Term Loan B, 7.05%, (3 Month Term SOFR + 2.75%), 05/06/31 (a)	3,951	3,945
USI, Inc.
2024 Term Loan C, 6.55%, (3 Month Term SOFR + 2.25%), 09/27/30 (a)	108	108
Virtu Financial LLC
2025 Term Loan B, 6.82%, (1 Month Term SOFR + 2.50%), 06/21/31 (a)	545	545
		93,580
Health Care 6.4%
Accelerated Health Systems, LLC
2022 Term Loan B, 8.70%, (3 Month Term SOFR + 4.25%), 02/01/29 (a)	949	701
ADMI Corp.
2021 Incremental Term Loan B3, 8.18%, (1 Month Term SOFR + 3.75%), 12/23/27 (a)	1,600	1,511
2023 Term Loan B5, 10.07%, (1 Month Term SOFR + 5.75%), 12/23/27 (a)	675	653
Amneal Pharmaceuticals LLC
2025 Term Loan B, 7.82%, (1 Month Term SOFR + 3.50%), 07/24/32 (a)	3,449	3,443
Avantor Funding, Inc.
2024 Term Loan B6, 6.42%, (1 Month Term SOFR + 2.00%), 11/08/27 (a)	31	31
Aveanna Healthcare, LLC
Term Loan, 0.00%, (SOFR + 3.75%), 09/11/32 (a) (c)	205	205
Bausch & Lomb Corporation
2025 Term Loan B, 8.57%, (1 Month Term SOFR + 4.25%), 12/17/30 (a)	4,089	4,087
Bausch Health Companies Inc.
2025 Term Loan B, 10.57%, (1 Month Term SOFR + 6.25%), 09/25/30 (a)	2,110	2,076
CNT Holdings I Corp
2025 Term Loan, 6.56%, (3 Month Term SOFR + 2.25%), 11/08/32 (a)	1,031	1,030
DaVita, Inc.
2025 Term Loan B, 6.07%, (1 Month Term SOFR + 1.75%), 05/09/31 (a)	613	614
Embecta Corp
Term Loan B, 7.32%, (1 Month Term SOFR + 3.00%), 01/27/29 (a)	397	397
Endo Luxembourg Finance Company I S.a r.l.
2024 1st Lien Term Loan, 8.32%, (1 Month Term SOFR + 4.00%), 04/23/31 (a)	544	545
Fitness International, LLC
2024 Term Loan B, 8.82%, (1 Month Term SOFR + 4.50%), 01/30/29 (a)	310	312
Global Medical Response, Inc.
2025 Term Loan B, 7.63%, (1 Month Term SOFR + 3.50%), 10/02/28 (a)	4,885	4,885
Grifols Worldwide Operations USA, Inc.
2019 USD Term Loan B, 6.42%, (1 Month Term SOFR + 2.00%), 11/15/27 (a)	3,000	2,990
Hanger, Inc.
2024 Delayed Draw Term Loan, 0.00%, (1 Month Term SOFR + 3.50%), 10/16/31 (a) (c)	30	30
2024 Delayed Draw Term Loan, 7.82%, (1 Month Term SOFR + 3.50%), 10/16/31 (a)	5	5
2024 Term Loan B, 7.82%, (1 Month Term SOFR + 3.50%), 10/16/31 (a)	270	270
Heartland Dental, LLC
2025 Term Loan, 8.07%, (1 Month Term SOFR + 3.75%), 07/31/32 (a)	195	194
Help At Home, Inc.
2024 Term Loan B, 9.32%, (1 Month Term SOFR + 5.00%), 09/20/31 (a)	998	896
Insulet Corporation
2025 Term Loan, 6.32%, (1 Month Term SOFR + 2.00%), 08/04/31 (a)	1,298	1,305
Jazz Financing Lux S.a r.l.
2024 1st Lien Term Loan B2, 6.57%, (1 Month Term SOFR + 2.25%), 05/05/28 (a)	4,368	4,369
LifePoint Health, Inc.
2024 1st Lien Term Loan B, 8.07%, (3 Month Term SOFR + 3.75%), 05/16/31 (a)	4,184	4,173
Loire Finco Luxembourg S.a. r.l.
2025 USD Term Loan B, 8.31%, (3 Month Term SOFR + 4.00%), 01/31/30 (a)	204	204
MED ParentCo LP
2025 Term Loan B, 7.57%, (1 Month Term SOFR + 3.25%), 04/15/31 (a)	1,079	1,080
Medline Borrower, LP
2025 Term Loan B, 6.32%, (1 Month Term SOFR + 2.00%), 10/23/28 (a)	6,262	6,261
2025 Incremental Term Loan B, 6.32%, (1 Month Term SOFR + 2.00%), 10/23/30 (a)	374	374
National Mentor Holdings, Inc.
2021 Term Loan, 0.00%, (1 Month Term SOFR + 3.75%), 02/18/28 (a) (c)	97	97
2021 Term Loan C, 0.00%, (3 Month Term SOFR + 3.75%), 02/18/28 (a) (c)	3	3
2021 Term Loan, 8.15%, (1 Month Term SOFR + 3.75%), 02/18/28 (a)	132	131
2021 Term Loan C, 8.15%, (3 Month Term SOFR + 3.75%), 02/18/28 (a)	21	21
2021 Term Loan, 8.17%, (1 Month Term SOFR + 3.75%), 02/18/28 (a)	590	587
Organon & Co
2024 USD Term Loan, 0.00%, (1 Month Term SOFR + 2.25%), 05/19/31 (a) (c)	1,750	1,704
2024 USD Term Loan, 6.41%, (1 Month Term SOFR + 2.25%), 05/19/31 (a)	707	688
Padagis LLC
Term Loan B, 9.29%, (3 Month Term SOFR + 4.75%), 06/30/28 (a)	4,053	3,587
Phoenix Guarantor Inc
2024 Term Loan B, 6.82%, (1 Month Term SOFR + 2.50%), 02/21/31 (a)	2,697	2,697
Radiology Partners Inc
2025 Term Loan, 8.80%, (3 Month Term SOFR + 4.50%), 06/26/32 (a)	2,500	2,492

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Raven Acquisition Holdings LLC
Term Loan B, 7.32%, (1 Month Term SOFR + 3.00%), 10/25/31 (a)	3,903	3,900
Sotera Health Holdings, LLC
2025 Term Loan B, 6.64%, (1 Month Term SOFR + 2.50%), 05/30/31 (a)	454	454
U.S. Anesthesia Partners, Inc.
2021 Term Loan, 0.00%, (1 Month Term SOFR + 4.25%), 09/22/28 (a) (c)	1,000	998
2021 Term Loan, 8.64%, (1 Month Term SOFR + 4.25%), 09/22/28 (a)	1,372	1,369
United FP Holdings, LLC
2019 1st Lien Term Loan, 8.57%, (3 Month Term SOFR + 4.00%), 12/30/26 (a)	967	927
United PF Holdings LLC
Term Loan, 0.00%, (LIBOR + 8.50%), 12/30/27 (a) (c)	155	124
		62,420
Consumer Staples 3.6%
Allied Universal Holdco LLC
2025 USD Term Loan B, 7.69%, (1 Month Term SOFR + 3.25%), 08/06/32 (a)	6,546	6,566
Aspire Bakeries Holdings LLC
2025 Term Loan B, 7.83%, (1 Month Term SOFR + 3.50%), 12/23/30 (a)	392	393
BW Gas & Convenience Holdings, LLC
2021 Term Loan B, 7.93%, (1 Month Term SOFR + 3.50%), 03/17/28 (a)	489	486
C&S Wholesale Grocers LLC
Term Loan, 0.00%, (SOFR + 5.00%), 08/05/30 (a) (c)	495	483
Cardenas Markets, Inc.
2022 Term Loan, 0.00%, (3 Month Term SOFR + 6.75%), 07/20/29 (a) (c)	175	148
2022 Term Loan, 11.15%, (3 Month Term SOFR + 6.75%), 07/20/29 (a)	779	659
Celsius Holdings, Inc
Term Loan, 7.54%, (3 Month Term SOFR + 3.25%), 03/21/32 (a)	389	389
Chobani, LLC
2025 Repriced Term Loan B, 6.82%, (1 Month Term SOFR + 2.50%), 10/25/27 (a)	1,174	1,176
Del Monte Foods, Inc.
2025 DIP Term Loan, 5.33%, (1 Month Term SOFR + 9.50%), 04/02/26 (a)	651	621
2025 PIK Roll-Up Term Loan, 13.75%, (1 Month Term SOFR + 9.60%), 04/02/26 (a)	518	414
2025 PIK Roll-Up Term Loan, 13.77%, (1 Month Term SOFR + 9.50%), 04/02/26 (a)	331	265
2024 First Out Term Loan, 0.00%, (3 Month Term SOFR + 8.00%), 08/31/28 (a) (e) (f)	179	85
2025 PIK Term Loan, 0.00%, (1 Month Term SOFR + 8.00%), 11/02/28 (a) (e) (f)	165	79
2024 Second Out Term Loan, 0.00%, (3 Month Term SOFR + 4.25%), 02/15/29 (a) (e) (f)	1,118	44
Eagle Parent Corp.
2022 Term Loan B, 8.55%, (3 Month Term SOFR + 4.25%), 03/17/29 (a)	939	938
2025 Incremental Term Loan, 8.55%, (3 Month Term SOFR + 4.25%), 03/17/29 (a) (b)	784	783
Fiesta Purchaser, Inc.
2025 Repriced Term Loan, 7.07%, (1 Month Term SOFR + 2.75%), 02/12/31 (a)	727	725
Froneri Lux Finco S.a r.l.
2024 USD Term Loan B4, 0.00%, (6 Month Term SOFR + 2.00%), 09/16/31 (a) (c)	350	347
Golden State Food LLC
Term Loan B, 0.00%, (1 Month Term SOFR + 4.00%), 10/07/31 (a) (c)	1,418	1,420
Term Loan B, 8.23%, (1 Month Term SOFR + 4.00%), 10/07/31 (a)	1,906	1,908
Naked Juice LLC
2025 FLSO Term Loan, 7.65%, (3 Month Term SOFR + 3.25%), 01/24/29 (a)	823	618
2025 FLFO Term Loan, 9.80%, (3 Month Term SOFR + 5.50%), 01/24/29 (a)	988	993
2025 FLTO Term Loan, 10.40%, (3 Month Term SOFR + 6.00%), 01/24/30 (a)	853	347
Newly Weds Foods Inc
Term Loan B, 6.39%, (1 Month Term SOFR + 2.25%), 03/05/32 (a)	903	901
Olaplex, Inc
2022 Term Loan, 7.80%, (3 Month Term SOFR + 3.50%), 02/17/29 (a)	140	136
Pegasus BidCo BV
2025 USD Repriced Term Loan B, 6.76%, (3 Month Term SOFR + 2.75%), 07/12/29 (a)	3,023	3,031
Primary Products Finance LLC
2024 1st Lien Term Loan B, 7.54%, (3 Month Term SOFR + 3.25%), 04/01/29 (a)	435	423
Primo Brands Corporation
2025 Term Loan B, 6.55%, (3 Month Term SOFR + 2.25%), 03/31/28 (a)	6,465	6,462
Upfield B.V.
2025 USD Term Loan B12, 0.00%, (6 Month Term SOFR + 3.75%), 01/03/28 (a) (c)	600	577
2025 USD Term Loan B12, 8.30%, (6 Month Term SOFR + 3.75%), 01/03/28 (a)	3,562	3,423
		34,840
Materials 3.5%
Aruba Investments Holdings, LLC
2020 USD Term Loan, 8.42%, (1 Month Term SOFR + 4.00%), 10/28/27 (a)	633	614
2022 USD Incremental Term Loan, 9.07%, (1 Month Term SOFR + 4.75%), 11/04/27 (a) (b)	336	322
Avient Corporation
2025 Term Loan B, 6.07%, (3 Month Term SOFR + 1.75%), 08/29/29 (a)	378	379
Berlin Packaging LLC
2025 Term Loan B7, 7.53%, (3 Month Term SOFR + 3.25%), 06/07/31 (a)	780	782
2025 Term Loan B7, 7.56%, (3 Month Term SOFR + 3.25%), 06/07/31 (a)	111	111
2025 Term Loan B7, 7.58%, (3 Month Term SOFR + 3.25%), 06/07/31 (a)	116	117
Charter NEX US, Inc.
2024 Term Loan B1, 6.93%, (1 Month Term SOFR + 2.75%), 12/01/30 (a)	673	675
Chemours Company (The)
2023 USD Term Loan B, 7.32%, (1 Month Term SOFR + 3.00%), 08/10/28 (a)	758	756
Consolidated Energy Finance, S.A.
2024 Term Loan B, 8.82%, (1 Month Term SOFR + 4.50%), 11/07/30 (a)	973	907
Discovery Purchaser Corporation
Term Loan, 8.08%, (3 Month Term SOFR + 3.75%), 08/04/29 (a)	1,510	1,501
Domtar Corporation
2021 Term Loan B, 9.93%, (1 Month Term SOFR + 5.50%), 11/30/28 (a)	1,478	1,355
Hexion Holdings Corporation
2024 Term Loan B, 8.14%, (1 Month Term SOFR + 4.00%), 03/15/29 (a)	1,512	1,509
2022 USD 2nd Lien Term Loan, 11.85%, (1 Month Term SOFR + 7.44%), 02/09/30 (a)	353	348
INEOS Quattro Holdings UK Ltd
2023 USD Term Loan, 8.17%, (1 Month Term SOFR + 3.75%), 03/01/30 (a)	171	150
INEOS US Finance LLC
2023 USD Term Loan B, 7.57%, (1 Month Term SOFR + 3.25%), 02/09/30 (a)	3,527	3,183
Klockner-Pentaplast of America, Inc.
2021 Term Loan B, 9.02%, (6 Month Term SOFR + 4.72%), 02/04/26 (a)	5,808	2,791
2025 USD Bridge Facility, 14.14%, (1 Month Term SOFR + 10.00%), 10/27/26 (a) (b)	406	406
Kodiak Building Partners Inc.
2024 Term Loan B, 8.04%, (3 Month Term SOFR + 3.75%), 11/26/31 (a)	1,882	1,870
Lonza Group AG
USD Term Loan B, 8.32%, (3 Month Term SOFR + 3.92%), 04/29/28 (a)	2,420	2,178
M2S Group Holdings Inc
Term Loan B, 9.06%, (3 Month Term SOFR + 4.75%), 08/21/31 (a)	930	920

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Natgasoline LLC
2025 Term Loan B, 9.82%, (1 Month Term SOFR + 5.50%), 03/25/30 (a)	415	419
New Arclin U.S. Holding Corp.
2021 Term Loan, 7.92%, (1 Month Term SOFR + 3.50%), 09/22/28 (a)	1,011	1,011
Nouryon Finance B.V.
2024 USD Term Loan B2, 7.42%, (1 Month Term SOFR + 3.25%), 04/03/28 (a)	653	653
2024 USD Term Loan B1, 7.50%, (1 Month Term SOFR + 3.25%), 04/03/28 (a)	373	374
Pretium Packaging, LLC
Second Out Term Loan A1, 8.22%, (3 Month Term SOFR + 3.90%), 10/01/28 (a)	3,272	1,443
Pretium PKG Holdings, Inc.
2021 2nd Lien Term Loan, 11.24%, (3 Month Term SOFR + 6.75%), 09/22/29 (a)	2,000	170
SCIH Salt Holdings Inc.
2021 Incremental Term Loan B, 7.20%, (6 Month Term SOFR + 3.00%), 03/16/27 (a)	468	468
Solstice Advanced Materials, Inc.
Term Loan, 0.00%, (SOFR + 1.75%), 09/16/32 (a) (c)	360	360
Spa Holdings 3 Oy
USD Term Loan B, 8.56%, (3 Month Term SOFR + 4.00%), 03/18/28 (a)	293	292
SupplyOne, Inc
2024 Term Loan B, 7.82%, (1 Month Term SOFR + 3.50%), 03/27/31 (a)	167	168
TricorBraun Holdings, Inc.
2021 Term Loan, 7.57%, (1 Month Term SOFR + 3.25%), 01/29/28 (a)	1,017	1,011
W.R. Grace & Co.-Conn.
2025 Term Loan B, 7.35%, (1 Month Term SOFR + 3.00%), 08/11/32 (a)	425	426
Wilsonart LLC
2024 Term Loan B, 8.55%, (3 Month Term SOFR + 4.25%), 07/25/31 (a)	2,220	2,142
Windsor Holdings III, LLC
2025 USD Term Loan B, 6.92%, (1 Month Term SOFR + 2.75%), 08/01/30 (a)	3,864	3,864
		33,675
Energy 2.6%
AL NGPL Holdings, LLC
Term Loan B, 6.78%, (3 Month Term SOFR + 2.25%), 04/16/28 (a)	2,792	2,789
BCP Renaissance Parent LLC
2024 Term Loan B3, 6.80%, (3 Month Term SOFR + 2.50%), 10/31/28 (a)	4,177	4,182
Delek US Holdings, Inc.
2022 Term Loan B, 7.92%, (1 Month Term SOFR + 3.50%), 11/10/29 (a)	562	560
Epic Crude Services, LP
2025 Term Loan B, 6.83%, (3 Month Term SOFR + 2.50%), 10/15/31 (a)	414	414
Freeport LNG Investments, LLLP
2025 Term Loan B, 7.57%, (3 Month Term SOFR + 3.25%), 12/21/28 (a)	4,023	4,020
GIP Pilot Acquisition Partners LP
2025 Term Loan B, 6.29%, (3 Month Term SOFR + 2.00%), 10/04/30 (a)	3,567	3,559
Par Petroleum, LLC
2024 Term Loan B, 8.03%, (3 Month Term SOFR + 3.75%), 02/28/30 (a)	333	332
Prairie ECI Acquiror LP
2025 Repriced Term Loan B, 8.07%, (1 Month Term SOFR + 3.75%), 08/01/29 (a)	251	252
Rockpoint Gas Storage Partners LP
2025 Term Loan B, 7.30%, (3 Month Term SOFR + 3.00%), 09/18/31 (a)	680	682
Traverse Midstream Partners LLC
2017 Term Loan, 6.81%, (3 Month Term SOFR + 2.50%), 02/16/28 (a)	5,343	5,345
Whitewater Matterhorn Holdings LLC
2025 Term Loan B, 6.57%, (3 Month Term SOFR + 2.25%), 05/12/32 (a)	2,833	2,830
		24,965
Utilities 2.3%
Alpha Generation LLC
Term Loan B, 6.32%, (1 Month Term SOFR + 2.00%), 09/19/31 (a)	298	298
BIP PipeCo Holdings LLC
Term Loan B, 6.54%, (3 Month Term SOFR + 2.25%), 12/05/30 (a)	1,029	1,027
Calpine Corporation
2024 Term Loan B5, 6.07%, (1 Month Term SOFR + 1.75%), 12/02/27 (a)	2,000	1,998
Cogentrix Finance Holdco I LLC
Repriced Term Loan B, 6.57%, (1 Month Term SOFR + 2.25%), 02/26/32 (a)	459	460
Goodnight Water Solutions, LLC
2024 Term Loan B, 8.32%, (1 Month Term SOFR + 4.00%), 05/22/29 (a)	968	953
Hamilton Projects Acquiror, LLC
2025 Repriced Term Loan B, 6.82%, (1 Month Term SOFR + 2.50%), 05/30/31 (a)	205	206
Lightning Power LLC
Term Loan B, 6.55%, (3 Month Term SOFR + 2.25%), 08/08/31 (a)	3,658	3,653
New Fortress Energy Inc
2025 Incremental Term Loan B, 9.57%, (3 Month Term SOFR + 5.50%), 10/30/28 (a)	2,240	1,077
NRG Energy, Inc.
2024 Term Loan, 6.06%, (3 Month Term SOFR + 1.75%), 03/27/31 (a)	489	489
Talen Energy Supply, LLC
2023 Term Loan B, 6.73%, (3 Month Term SOFR + 2.50%), 05/27/30 (a)	1,624	1,624
2024-1 Incremental Term Loan, 6.73%, (3 Month Term SOFR + 2.50%), 12/10/31 (a)	2,032	2,032
Venture Global Plaquemines LNG, LLC
2024 Contingency Reserve Delayed Draw Term Loan, 0.00%, (1 Month Term SOFR + 2.23%), 05/25/29 (a) (c)	19	19
Base Term Loan, 0.00%, (1 Month Term SOFR + 2.23%), 05/25/29 (a) (c)	156	156
2024 Contingency Reserve Delayed Draw Term Loan, 6.38%, (1 Month Term SOFR + 2.23%), 05/25/29 (a)	23	23
2024 Contingency Reserve Delayed Draw Term Loan, 6.54%, (1 Month Term SOFR + 2.23%), 05/25/29 (a)	118	118
Base Term Loan, 6.54%, (1 Month Term SOFR + 2.23%), 05/25/29 (a)	1,129	1,129
Vistra Zero Operating Company, LLC
Term Loan B, 6.32%, (1 Month Term SOFR + 2.00%), 03/20/31 (a)	4,888	4,825
Waterbridge Midstream Operating LLC
2024 1st Lien Term Loan B, 9.03%, (3 Month Term SOFR + 4.75%), 06/22/29 (a)	2,549	2,549
		22,636
Real Estate 0.4%
Brand Industrial Services Inc
2024 Term Loan B, 8.80%, (3 Month Term SOFR + 4.50%), 08/01/30 (a)	1,740	1,573
Cushman & Wakefield U.S. Borrower, LLC
2025 Term Loan B1, 7.07%, (1 Month Term SOFR + 2.75%), 01/31/30 (a)	129	129
Greystar Real Estate Partners, LLC
2025 Term Loan B, 6.81%, (3 Month Term SOFR + 2.50%), 08/21/30 (a)	2,240	2,240
		3,942
Total Senior Floating Rate Instruments (cost $892,245)		870,142
CORPORATE BONDS AND NOTES 4.1%
Energy 1.2%
Citgo Petroleum Corporation
8.38%, 01/15/29 (g)	1,750	1,826
Crescent Energy Finance LLC
8.38%, 01/15/34 (g)	1,685	1,712
Hilcorp Energy I, L.P.
5.75%, 02/01/29 (g)	1,885	1,861
NFE Financing LLC
12.00%, 11/15/29 (g)	286	84

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
NGL Energy Operating LLC
8.38%, 02/15/32 (g)	2,500	2,566
Plains All American Pipeline, L.P.
8.58%(3 Month Term SOFR + 4.37%), (a) (h)	565	565
Venture Global LNG, Inc.
9.00%, (100, 09/30/29) (g) (h)	2,195	2,173
9.50%, 02/01/29 (g)	1,000	1,103
		11,890
Financials 0.7%
Ally Financial Inc.
4.70%, (100, 05/15/26) (h)	1,250	1,217
Freedom Mortgage Holdings LLC
9.13%, 05/15/31 (g)	1,213	1,292
7.88%, 04/01/33 (g)	1,146	1,181
OneMain Finance Corporation
4.00%, 09/15/30	980	911
PennyMac Financial Services, Inc.
6.88%, 05/15/32 (g)	1,146	1,188
VistaJet Group Holding S.A.
9.50%, 06/01/28 (g)	1,000	1,041
		6,830
Communication Services 0.6%
CCO Holdings, LLC
5.38%, 06/01/29 (g)	1,408	1,399
CMG Media Corporation
8.88%, 06/18/29 (g)	1,132	1,044
DIRECTV Financing, LLC
8.88%, 02/01/30 (g)	1,727	1,706
Dotdash Meredith, Inc.
7.63%, 06/15/32 (g)	250	247
EchoStar Corporation
10.75%, 11/30/29	603	663
Level 3 Financing, Inc.
4.88%, 06/15/29 (g)	5	5
4.50%, 04/01/30 (g)	325	298
Liberty Media Corporation
8.25%, 02/01/30	1,500	204
		5,566
Information Technology 0.4%
Central Parent Inc.
8.00%, 06/15/29 (g)	4,000	3,531
X.Ai Corp.
12.50%, 06/30/30 (i)	120	126
		3,657
Consumer Discretionary 0.3%
Carnival Corporation
4.00%, 08/01/28 (g)	1,500	1,477
Ontario Gaming GTA Limited Partnership
8.00%, 08/01/30 (g)	15	15
Rivian Holdings LLC
10.00%, 01/15/31 (i)	300	280
Sabre GLBL Inc.
11.13%, 07/15/30 (g)	896	870
Univision Communications Inc.
9.38%, 08/01/32 (g)	285	302
		2,944
Industrials 0.3%
Cornerstone Building Brands, Inc.
8.75%, 08/01/28 (g)	65	63
Icahn Enterprises L.P.
4.38%, 02/01/29	390	336
9.00%, 06/15/30	325	313
Smyrna Ready Mix Concrete, LLC
8.88%, 11/15/31 (g)	1,000	1,056
United Airlines Pass Through Certificates, Series 2015-1
4.63%, 04/15/29 (g)	856	843
		2,611
Real Estate 0.2%
MPT Operating Partnership, L.P.
5.00%, 10/15/27	615	596
Service Properties Trust
0.00%, 09/30/27 (g) (j)	1,949	1,718
		2,314
Materials 0.2%
First Quantum Minerals Ltd
8.63%, 06/01/31 (g)	1,000	1,051
Mineral Resources Limited
7.00%, 04/01/31 (g)	745	754
		1,805
Health Care 0.1%
1261229 B.C. Ltd.
10.00%, 04/15/32 (g)	1,133	1,164
Consumer Staples 0.1%
Marb Bondco PLC
3.95%, 01/29/31 (g)	846	776
OT MidCo Inc.
10.00%, 02/15/30 (g)	125	85
		861
Total Corporate Bonds And Notes (cost $39,706)		39,642
INVESTMENT COMPANIES 1.7%
Invesco Senior Loan ETF	764	15,995
Total Investment Companies (cost $16,071)		15,995
COMMON STOCKS 0.1%
Industrials 0.1%
Fusion Parent, LLC (b) (e)	8	392
Communication Services 0.0%
Clear Channel Outdoor Holdings, Inc. (e)	112	178
iHeartMedia, Inc. - Class A (e)	48	137
		315
Consumer Discretionary 0.0%
Constellis Holdings, Inc. (e)	21	—
Elevate Textiles Inc (e)	62	171
		171
Energy 0.0%
New Fortress Energy Inc. (e) (k)	9	19
Vantage Drilling International (b) (e)	—	6
		25
Health Care 0.0%
Inotiv, Inc. (e)	3	5
Financials 0.0%
AFGlobal Corporation (b) (i)	39	—
Total Common Stocks (cost $5,409)		908
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.1%
BBAM US CLO I Ltd
Series 2022-D1R-1A, REMIC, 7.32%, (3 Month Term SOFR + 3.00%), 03/30/38 (a)	125	126
Birch Grove CLO 12 Ltd
Series 2025-D1-12A, 5.43%, (3 Month Term SOFR + 2.75%), 04/22/38 (a)	150	151
Brant Point CLO 2025-8 Ltd
Series 2025-D1-8A, 6.85%, (3 Month Term SOFR + 2.85%), 03/31/38 (a)	100	100
CIFC Funding 2018-IV Ltd
Series 2018-D2R-4A, 8.07%, (3 Month Term SOFR + 3.75%), 01/17/38 (a)	100	101
Flatiron RR CLO 30 Ltd
Series 2025-E-30A, REMIC, 9.55%, (3 Month Term SOFR + 5.25%), 04/15/38 (a)	200	202
Palmer Square CLO 2021-2 Ltd
Series 2021-DR2-2A, 8.46%, (3 Month Term SOFR + 4.14%), 04/15/38 (a)	100	101
Total Non-U.S. Government Agency Asset-Backed Securities (cost $775)		781
OTHER EQUITY INTERESTS 0.0%
Paragon Offshore Ltd. (b) (e) (l)	8	—
Total Other Equity Interests (cost $0)		—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 4.1%
Investment Companies 4.1%
JNL Government Money Market Fund - Class I, 4.04% (m) (n)	40,074	40,074
Total Short Term Investments (cost $40,074)		40,074
Total Investments 100.0% (cost $994,280)		967,542
Other Assets and Liabilities, Net 0.0%		431
Total Net Assets 100.0%		967,973

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(c) This senior floating rate interest will settle after September 30, 2025. If a reference rate and spread is presented, it will go into effect upon settlement.

(d) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(e) Non-income producing security.

(f) As of September 30, 2025, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(g) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2025, the value and the percentage of net assets of these securities was $34,431 and 3.6% of the Fund.

(h) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(i) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(j) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(k) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(l) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(m) Investment in affiliate.

(n) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL Multi-Manager Floating Rate Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.04% - Class I	18,702	379,594	358,222	1,082	—	—	40,074	4.1

JNL Multi-Manager Floating Rate Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
AFGlobal Corporation	07/13/17	2,907	—	—
Rivian Holdings LLC, 10.00%, 01/15/31	06/04/25	300	280	—
X.Ai Corp., 12.50%, 06/30/30	06/20/25	120	126	—
		3,327	406	—

JNL Multi-Manager Floating Rate Income Fund —Unfunded Commitments
	Unfunded Commitment ($)	Unrealized Appreciation / (Depreciation)($)
Clydesdale Acquisition Holdings Inc, 2025 Delayed Draw Term Loan, 1 Month Term SOFR + 3.25%	65	—
Employbridge Holding Company, 2025 First Out Term Loan, 3 Month Term SOFR + 5.50%	557	(179)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL Multi-Manager Floating Rate Income Fund —Unfunded Commitments (continued)
	Unfunded Commitment ($)	Unrealized Appreciation / (Depreciation)($)
Pinnacle Buyer, LLC, Term Loan, SOFR + 2.50%	242	—
Raven Acquisition Holdings LLC, Delayed Draw Term Loan, 3 Month Term SOFR + 3.25%	280	1
Student Transportation of America Holdings, Inc, Delayed Draw Term Loan, 3 Month Term SOFR + 3.25%	196	—
	1,340	(178)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Floating Rate Income Fund
Assets - Securities
Senior Floating Rate Instruments[1]	—	866,703	3,440	870,143
Corporate Bonds And Notes	—	39,642	—	39,642
Investment Companies	15,995	—	—	15,995
Common Stocks	491	19	398	908
Non-U.S. Government Agency Asset-Backed Securities	—	781	—	781
Other Equity Interests	—	—	—	—
Short Term Investments	40,074	—	—	40,074
	56,560	907,145	3,838	967,543
Liabilities - Securities
Senior Floating Rate Instruments[1]	—	(179)	—	(179)
	—	(179)	—	(179)

1 Unfunded commitments are not reflected in total investments in the Schedule of Investments. Net unrealized appreciation is reflected as an asset and net unrealized depreciation is reflected as a liability in the table. See Unfunded Commitments table following the Schedule of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL Multi-Manager International Small Cap Fund
COMMON STOCKS 97.4%
Japan 17.5%
Adastria Co., Ltd.	64	1,302
Alfresa Holdings Corporation	167	2,388
Alps Alpine Co., Ltd. (a)	321	4,064
Biprogy Inc.	32	1,298
Brother Industries, Ltd.	114	1,907
COMSYS Holdings Corporation	49	1,220
Credit Saison Co., Ltd.	232	6,175
Daiichikosho Co., Ltd.	87	985
Electric Power Development Co., Ltd. - Class D	75	1,404
Furukawa Electric Co., Ltd.	60	3,672
GLP J-REIT	2	1,645
Hanwa Co., Ltd. (a)	48	2,037
Integral Corporation (a)	171	4,335
Kaga Electronics Co., Ltd.	43	1,030
Kobe Steel, Ltd. (a)	184	2,173
Kyushu Electric Power Co., Inc. (a)	436	4,364
Lifedrink Company, Inc. (a)	206	3,181
MARUWA Co., Ltd.	19	5,048
Mebuki Financial Group Inc.	239	1,530
Medipal Holdings Corporation	134	2,307
mixi, Inc.	101	2,173
Money Forward, Inc. (b)	92	3,700
Nippon Electric Glass Co., Ltd.	43	1,423
Nippon Shinyaku Co., Ltd.	49	1,100
Nitto Boseki Co., Ltd.	79	3,513
Nomura Real Estate Holdings, Inc.	180	1,145
NS United Kaiun Kaisha, Ltd.	57	1,963
OBIC Business Consultants Co., Ltd.	56	3,450
Persol Holdings Co., Ltd.	987	1,801
Rakus Co., Ltd.	522	4,778
Rakuten Bank, Ltd. (b)	105	5,888
Sankyo Co., Ltd.	343	5,967
Santen Pharmaceutical Co., Ltd.	160	1,774
SHIFT, Inc. (b)	324	2,749
Ship Healthcare Holdings, Inc.	106	1,628
Sinfonia Technology Co., Ltd.	6	369
Sugi Holdings Co., Ltd.	58	1,405
Suzuken Co., Ltd.	74	2,931
Taiheiyo Cement Corporation	56	1,457
The Chugoku Electric Power Co., Inc. (a)	297	1,693
Timee, Inc. (a) (b)	390	3,903
Tohoku-Electric Power Co., Inc.	346	2,516
Tokyo Tatemono Co., Ltd.	78	1,555
Tokyu Fudosan Holdings Corporation	425	3,516
Toyota Boshoku Corporation	174	2,891
transcosmos inc.	54	1,347
Valor Holdings Co., Ltd.	105	2,068
Yamada Holdings Co., Ltd.	539	1,769
Yonex Co., Ltd.	122	3,141
Zeon Corporation	111	1,239
		126,917
United Kingdom 10.6%
Ashtead Technology Holdings PLC (a)	529	2,483
Babcock International Group PLC	528	9,482
Balfour Beatty PLC	188	1,642
Burberry Group PLC (b)	290	4,563
Computacenter PLC	49	1,778
Cranswick PLC	94	6,332
Currys PLC	1,359	2,559
Drax Group PLC	480	4,513
easyJet PLC	1,021	6,370
FirstGroup PLC	556	1,689
Games Workshop Group PLC	7	1,390
Genus PLC	104	3,294
Inchcape PLC	211	1,970
Jet2 PLC	274	5,228
Keller Group PLC	130	2,642
Klarna Group PLC (b)	72	2,639
Melrose Industries PLC	700	5,734
St. James's Place PLC	347	5,926
Trustpilot Group PLC (b)	1,475	4,493
Zigup PLC	470	2,061
		76,788
Canada 8.2%
5N Plus Inc. (b)	321	3,920
AGF Management Limited - Class B	617	6,444
Air Canada (b)	356	4,494
Canadian Apartment Properties Real Estate Investment Trust	28	825
Celestica Inc. (b)	32	7,791
Centerra Gold Inc.	269	2,887
Definity Financial Corporation	104	5,347
Finning International Inc.	145	6,742
Linamar Corporation	17	932
MDA Space Ltd. (b)	162	4,031
OceanaGold Corporation	214	4,564
Prairiesky Royalty Ltd. (a)	235	4,354
RioCan Real Estate Investment Trust	86	1,166
Russel Metals Inc.	90	2,688
Superior Plus Corp. (a)	275	1,562
Tamarack Valley Energy Ltd.	404	1,754
		59,501
Taiwan 6.4%
Arcadyan Technology Corporation	308	2,228
Asrock Inc.	170	1,560
BizLink Holding Inc.	130	4,442
E Ink Holdings Inc.	530	4,216
Jentech Precision Industrial Co., Ltd.	59	4,712
Lite-On Technology Corporation	738	4,206
Primax Electronics Ltd	758	1,964
SerComm Corporation	314	1,048
Simplo Technology Co., Ltd.	510	6,229
Supreme Electronics Co., Ltd.	1,491	2,182
T3EX Global Holdings Corp.	469	1,081
Tripod Technology Corporation	410	4,058
United Integrated Services Co., Ltd.	125	3,697
Wah Lee Industrial Corp.	286	899
WNC Corporation	601	2,313
WT Microelectronics Co., Ltd.	329	1,524
		46,359
China 6.1%
FinVolution Group - Class A - ADR	668	4,923
Fufeng Group Limited	1,825	2,051
Hello Group Inc. - ADR	393	2,916
Joyy Inc. - Class A - ADR	127	7,461
Legend Holdings Corporation - Class H (b) (c)	596	878
NetEase Cloud Music Inc. (b)	104	3,460
TCL Electronics Holdings Limited	3,981	5,376
Weibo Corporation - Class A - ADR (a)	314	3,894
XD Inc. (c)	321	3,351
Xiamen Meitu Technology Co., Ltd. (a)	3,213	3,860
Yangzijiang Shipbuilding (Holdings) Ltd.	2,194	5,745
		43,915
South Korea 5.9%
APR Co., Ltd.	25	4,419
Binggrae Co., Ltd.	15	810
GS Holdings Corp.	52	1,690
Hanwha Corporation	125	7,519
HD Hyundai Marine Solution Co., Ltd.	20	2,945
Hyosung Corporation	22	1,314
Hyundai Department Store Co., Ltd.	21	1,353
IM Financial Group Co., Ltd.	90	886
KCC Corporation	3	954
Korean Reinsurance Company	129	1,004
LG Innotek Co., Ltd.	11	1,535
LS Corp.	11	1,350
LX International Corp.	127	2,902
Samsung Engineering Co., Ltd.	309	5,904
Samsung Securities Co., Ltd.	29	1,495
Samyang Holdings Corporation	3	3,654
SM Entertainment Co., Ltd.	15	1,407
Youngone Corporation	40	1,826
		42,967

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Italy 5.1%
Avio S.P.A. (a)	99	6,223
Banca Monte dei Paschi di Siena S.p.A. (a)	547	4,870
Buzzi S.p.A.	91	5,048
Fincantieri S.P.A. (b)	207	5,460
Hera S.p.A.	209	944
Lottomatica Group S.P.A.	279	7,529
Unipol Assicurazioni S.P.A.	323	6,951
		37,025
Germany 4.6%
Aroundtown SA (b)	257	988
AUTO1 Group SE (b)	127	4,363
HOCHTIEF Aktiengesellschaft	10	2,713
Nordex SE (b)	144	3,695
RENK Group AG	62	6,422
Scout24 SE (c)	69	8,688
TUI AG (b) (c)	710	6,483
		33,352
India 4.3%
Cartrade Tech Limited (b)	105	2,901
Dr. Lal Pathlabs Limited	41	1,435
Godfrey Phillips India Limited	82	3,129
Lic Housing Finance Limited	257	1,638
National Aluminium Co Ltd	1,648	3,990
Poly Medicure Limited	93	2,038
Power Finance Corporation Limited	1,114	5,167
PTC India Limited	411	775
Redington Limited	1,586	5,086
The Federal Bank Ltd	1,340	2,917
Triveni Turbine Limited	383	2,245
		31,321
Australia 3.7%
AGL Energy Limited	335	1,968
Generation Development Group Limited (a)	771	3,568
GrainCorp Limited - Class A	382	2,281
HUB24 Limited	60	4,033
JB Hi-Fi Limited	85	6,555
Metcash Limited	425	1,071
Perenti Limited	1,513	2,816
PEXA Group Limited (b)	338	3,515
Yancoal Australia Ltd (a)	293	1,030
		26,837
Sweden 2.9%
Ambea AB ( publ ) (c)	69	992
Apotea AB (publ) (a) (b)	402	3,829
Bonesupport Holding AB (b)	107	3,325
Hemnet AB	112	2,826
MIPS AB	67	2,438
RaySearch Laboratories AB (publ) - Class B	150	4,027
SSAB AB - Class B (a)	229	1,330
Truecaller AB - Class B	565	2,497
		21,264
Brazil 2.1%
Embraer S.A.	369	5,539
Inter & Co, Inc. - Class A	492	4,542
OdontoPrev S.A. (b)	608	1,510
TOTVS S.A.	436	3,742
		15,333
Israel 2.0%
Bezeq Israel Communications Company Ltd	600	1,147
Tower Semiconductor Ltd. (b)	38	2,762
Wix.Com Ltd. (b)	25	4,422
ZIM Integrated Shipping Services Ltd	434	5,881
		14,212
Norway 1.7%
Aker Solutions ASA (c)	383	1,152
Hoegh Autoliners ASA	83	887
MPC Container Ships ASA	897	1,485
Norwegian Air Shuttle ASA (b)	560	895
Protector Forsikring ASA	76	3,755
Vend Marketplaces ASA - Class A	116	4,126
		12,300
Indonesia 1.6%
Aneka Tambang (Persero), PT Tbk	37,114	7,070
PT Bank Syariah Indonesia Tbk	21,104	3,295
PT Indo Tambangraya Megah Tbk	971	1,335
		11,700
France 1.6%
Air France - KLM (b)	54	724
Exosens	68	3,440
Groupe Gorge (a) (b)	37	4,418
Icade	37	933
SCOR SE	52	1,833
		11,348
Switzerland 1.4%
Kuros Biosciences AG (b)	101	3,263
SMG Swiss Marketplace Group Holding AG (b)	94	5,370
Vifor Pharma AG (c)	12	1,329
		9,962
Denmark 1.1%
ALK-Abello A/S - Class B (b)	127	4,185
Dampskibsselskabet NORDEN A/S	35	1,288
ISS A/S	72	2,270
		7,743
South Africa 1.0%
Growthpoint Properties Limited	2,256	1,931
Rand Merchant Investment Holdings Limited	755	3,138
Telkom SA Ltd	812	2,408
		7,477
Hong Kong 1.0%
VSTECS Holdings Limited	5,382	7,460
Greece 0.9%
Piraeus Financial Holdings S.A. - Class R	783	6,651
Lithuania 0.9%
Baltic Classifieds Group PLC	1,530	6,375
Mexico 0.8%
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. - Class B	238	3,071
Vista Energy, S.A.B. De C.V. - Series A - ADR (a) (b)	74	2,542
		5,613
Netherlands 0.7%
BE Semiconductor Industries N.V.	35	5,241
United States of America 0.7%
Life360, Inc. - CHESS (b)	145	5,137
Austria 0.7%
BAWAG Group AG (c)	37	4,874
Spain 0.7%
Indra Sistemas SA (a)	65	2,932
Unicaja Banco SA (c)	682	1,873
		4,805
Ireland 0.7%
Icon Public Limited Company (b)	27	4,775
Thailand 0.6%
Regional Container Lines Public Co Ltd	3,573	2,929
Sansiri Public Company Limited	36,867	1,664
		4,593
Poland 0.5%
InPost S.A. (b)	294	3,620
Malaysia 0.4%
Kumpulan Sime Darby Berhad	5,619	3,048
Belgium 0.3%
Proximus	238	2,082
Singapore 0.2%
Mapletree Commercial Trust Treasury Company Pte. Ltd. (a) (c)	1,458	1,616
Portugal 0.2%
NOS, SGPS, SA.	329	1,503

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Turkey 0.2%
Torunlar Gayrimenkul Yatirim Ortakligi Anonim Sirketi	634	1,139
United Arab Emirates 0.1%
Dubai Residential REIT (b)	2,958	999
Total Common Stocks (cost $595,324)		705,852
INVESTMENT COMPANIES 0.6%
United States of America 0.6%
Vanguard FTSE All-World ex-US Small-Cap Index ETF	30	4,321
Total Investment Companies (cost $4,350)		4,321
PREFERRED STOCKS 0.3%
Brazil 0.3%
Metalurgica Gerdau S.A.	1,064	1,896
Total Preferred Stocks (cost $2,499)		1,896
SHORT TERM INVESTMENTS 1.3%
Investment Companies 1.3%
JNL Government Money Market Fund - Class I, 4.04% (d) (e)	9,527	9,527
Total Short Term Investments (cost $9,527)		9,527
Total Investments 99.6% (cost $611,700)		721,596
Other Assets and Liabilities, Net 0.4%		3,048
Total Net Assets 100.0%		724,644

(a) All or a portion of the security was on loan as of September 30, 2025.

(b) Non-income producing security.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL Multi-Manager International Small Cap Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.04% - Class I	8,668	390,024	389,165	359	—	—	9,527	1.3
JNL Government Money Market Fund, 4.14% - Class SL	211	6,682	6,893	26	—	—	—	—
	8,879	396,706	396,058	385	—	—	9,527	1.3

JNL Multi-Manager International Small Cap Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Aker Solutions ASA	04/23/25	1,171	1,152	0.2
Ambea AB ( publ )	09/25/25	957	992	0.1
BAWAG Group AG	04/14/25	4,000	4,874	0.7
Legend Holdings Corporation - Class H	08/22/25	912	878	0.1
Mapletree Commercial Trust Treasury Company Pte. Ltd.	06/21/24	1,334	1,616	0.2
Scout24 SE	11/28/22	6,717	8,688	1.2
TUI AG	12/22/23	5,916	6,483	0.9
Unicaja Banco SA	01/24/25	1,035	1,873	0.2
Vifor Pharma AG	03/01/24	1,076	1,329	0.2
XD Inc.	07/22/25	2,460	3,351	0.5
		25,578	31,236	4.3

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager International Small Cap Fund
Assets - Securities
Common Stocks	121,119	584,733	—	705,852
Investment Companies	4,321	—	—	4,321
Preferred Stocks	1,896	—	—	1,896
Short Term Investments	9,527	—	—	9,527
	136,863	584,733	—	721,596

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL Multi-Manager Mid Cap Fund
COMMON STOCKS 97.8%
Industrials 22.7%
AAON, Inc.	55	5,139
AerCap Holdings N.V.	19	2,247
AGCO Corporation	29	3,118
Alamo Group Inc.	21	4,036
AMETEK, Inc.	34	6,298
API Group Corporation (a)	174	5,967
Axon Enterprise, Inc. (a)	5	3,588
Booz Allen Hamilton Holding Corporation - Class A	61	6,143
Builders FirstSource, Inc. (a)	18	2,167
Caci International Inc. - Class A (a)	21	10,545
Carlisle Companies Incorporated	29	9,443
Carrier Global Corporation	40	2,413
CNH Industrial N.V.	511	5,547
Comfort Systems USA, Inc.	10	7,933
Copart, Inc. (a)	141	6,342
CSX Corporation	142	5,057
Delta Air Lines, Inc.	133	7,562
Equifax Inc.	33	8,413
ESAB Corporation	41	4,637
Expeditors International of Washington, Inc. - Class A	75	9,189
Fastenal Company	83	4,070
Fortive Corporation	61	3,013
FTI Consulting, Inc. (a)	15	2,396
Genpact Limited	69	2,903
Graco Inc.	39	3,271
Hubbell Incorporated	9	3,991
IDEX Corporation	36	5,859
Knight-Swift Transportation Holdings Inc. - Class A	103	4,088
L3Harris Technologies, Inc.	14	4,367
Landstar System, Inc.	21	2,586
Lincoln Electric Holdings, Inc.	45	10,400
McGrath RentCorp	61	7,139
Middleby Corporation, The (a)	18	2,340
Mine Safety Appliances Company, LLC	32	5,506
Nordson Corporation	24	5,333
Nvent Electric Public Limited Company	67	6,609
Oshkosh Corporation	55	7,146
Paycom Software, Inc.	26	5,461
Regal Rexnord Corporation	22	3,127
Republic Services, Inc.	14	3,310
Rockwell Automation, Inc.	14	4,719
Rollins, Inc.	101	5,930
Simpson Manufacturing Co., Inc.	33	5,470
SS&C Technologies Holdings, Inc.	118	10,463
StandardAero, Inc. (a)	25	680
Textron Inc.	37	3,111
TransUnion	42	3,535
UFP Industries, Inc.	44	4,073
Valmont Industries, Inc.	12	4,719
Veralto Corporation	57	6,130
W.W. Grainger, Inc.	5	4,955
Xylem Inc.	82	12,154
		274,638
Information Technology 16.0%
Akamai Technologies, Inc. (a)	57	4,349
Amphenol Corporation - Class A	167	20,724
Autodesk, Inc. (a)	12	3,653
Check Point Software Technologies Ltd (a)	18	3,688
Cloudflare, Inc. - Class A (a)	97	20,883
Confluent, Inc. - Class A (a)	266	5,267
Datadog, Inc. - Class A (a)	80	11,377
Fair Isaac Corporation (a)	6	8,565
Gartner, Inc. (a)	29	7,559
GitLab Inc. - Class A (a)	109	4,914
Keysight Technologies, Inc. (a)	32	5,562
Microchip Technology Incorporated	72	4,648
MKS Inc.	44	5,409
MongoDB, Inc. - Class A (a)	21	6,363
Monolithic Power Systems, Inc.	9	7,906
Nutanix, Inc. - Class A (a)	84	6,249
Okta, Inc. - Class A (a)	63	5,823
Palo Alto Networks, Inc. (a)	20	3,971
Procore Technologies, Inc. (a)	73	5,360
PTC Inc. (a)	35	7,107
Pure Storage, Inc. - Class A (a)	96	8,088
Synopsys, Inc. (a)	10	4,687
Trimble Inc. (a)	154	12,580
Vertex, Inc. - Class A (a)	253	6,268
Workday, Inc. - Class A (a)	21	5,055
Zebra Technologies Corporation - Class A (a)	10	2,897
Zscaler, Inc. (a)	15	4,495
		193,447
Financials 14.4%
American Financial Group, Inc.	38	5,494
Arch Capital Group Ltd.	49	4,446
Baldwin Insurance Group, Inc., The - Class A (a)	55	1,566
Carlyle Group Inc., The	73	4,578
Corpay Inc (a)	23	6,643
Cullen/Frost Bankers, Inc.	40	5,134
Everest Group, Ltd.	15	5,078
FactSet Research Systems Inc.	11	3,151
Fairfax Financial Holdings Limited	3	4,481
Fidelity National Financial, Inc. - Class A	90	5,473
First American Financial Corporation	48	3,086
First Citizens BancShares, Inc. - Class A	4	6,878
Goosehead Insurance, Inc. - Class A	99	7,354
Hamilton Lane Incorporated - Class A	33	4,448
Hartford Insurance Group, Inc., The	39	5,229
Houlihan Lokey, Inc. - Class A	65	13,261
Huntington Bancshares Incorporated	296	5,104
Kinsale Capital Group, Inc.	11	4,678
MSCI Inc. - Class A	11	5,958
Old Republic International Corporation	105	4,454
Principal Financial Group, Inc.	48	4,013
Raymond James Financial, Inc.	30	5,169
Ryan Specialty Group Holdings, Inc. - Class A	114	6,425
ServisFirst Bancshares, Inc.	51	4,147
Toast, Inc. - Class A (a)	248	9,067
TPG Inc. - Class A	112	6,441
Tradeweb Markets Inc. - Class A	37	4,051
Truist Financial Corporation	110	5,034
Voya Financial, Inc.	60	4,456
Willis Towers Watson Public Limited Company	55	19,016
		174,313
Consumer Discretionary 12.0%
AutoZone, Inc. (a)	1	2,403
Bath & Body Works, Inc.	94	2,419
BorgWarner Inc.	96	4,241
Carnival Corporation (a)	165	4,760
CAVA Group, Inc. (a)	56	3,383
Chewy, Inc. - Class A (a)	82	3,337
Domino's Pizza, Inc.	24	10,359
Expedia Group, Inc.	46	9,926
Global-E Online Ltd. (a)	196	7,005
Hilton Worldwide Holdings Inc.	8	2,101
Lennar Corporation - Class A	52	6,540
Lithia Motors, Inc. - Class A	33	10,324
Lowe`s Companies, Inc.	18	4,618
MercadoLibre, Inc. (a)	5	12,837
Murphy USA Inc.	22	8,451
On Holding AG - Class A (a)	176	7,439
Penske Automotive Group, Inc.	19	3,230
Planet Fitness, Inc. - Class A (a)	15	1,557
Pool Corporation	19	5,740
Ralph Lauren Corporation - Class A	2	776
Restaurant Brands International Limited Partnership (b)	104	6,698
SharkNinja, Inc. (a)	28	2,841
Texas Roadhouse, Inc. - Class A	13	2,077
TopBuild Corp. (a)	18	6,840
Tractor Supply Company	53	3,031
Ulta Beauty, Inc. (a)	5	2,734
Williams-Sonoma, Inc.	6	1,192

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Wingstop Inc.	18	4,530
Wyndham Hotels & Resorts, Inc.	49	3,915
		145,304
Health Care 12.0%
Agilent Technologies, Inc.	34	4,300
Bio-Techne Corporation	64	3,560
Cooper Companies, Inc., The (a)	207	14,211
DexCom, Inc. (a)	40	2,725
Edwards Lifesciences Corporation (a)	79	6,144
Exact Sciences Corporation (a)	90	4,924
GE HealthCare Technologies Inc.	146	10,969
HealthEquity, Inc. (a)	73	6,912
Hologic, Inc. (a)	71	4,817
IDEXX Laboratories, Inc. (a)	13	8,451
Insulet Corporation (a)	30	9,180
Labcorp Holdings Inc.	43	12,436
Mettler-Toledo International Inc. (a)	9	11,551
Molina Healthcare, Inc. (a)	13	2,445
Penumbra, Inc. (a)	18	4,433
Quest Diagnostics Incorporated	29	5,532
Repligen Corporation (a)	26	3,475
Smith & Nephew PLC - ADR (b)	106	3,855
Steris Public Limited Company	15	3,712
Veeva Systems Inc. - Class A (a)	15	4,469
Waters Corporation (a)	14	4,197
West Pharmaceutical Services, Inc.	48	12,695
		144,993
Consumer Staples 7.8%
BJ's Wholesale Club Holdings, Inc. (a)	99	9,258
Casey's General Stores, Inc.	15	8,419
Celsius Holdings, Inc. (a)	173	9,964
Clorox Company, The	20	2,466
Coca-Cola Consolidated, Inc.	66	7,726
Constellation Brands, Inc. - Class A	27	3,624
e.l.f. Beauty, Inc. (a)	50	6,624
Estee Lauder Companies Inc., The - Class A	84	7,387
Freshpet, Inc. (a)	109	6,013
Hormel Foods Corporation	113	2,796
Kroger Co., The	93	6,302
Maplebear Inc. (a)	103	3,795
McCormick & Company, Incorporated	70	4,717
Monster Beverage 1990 Corporation (a)	54	3,635
Performance Food Group Company (a)	60	6,227
US Foods Holding Corp. (a)	60	4,620
		93,573
Materials 4.4%
Amrize AG (a) (b)	149	7,212
AptarGroup, Inc.	29	3,886
Axalta Coating Systems Ltd. (a)	71	2,035
CF Industries Holdings, Inc.	55	4,936
Crown Holdings, Inc.	48	4,602
Franco-Nevada Corporation	21	4,754
Graphic Packaging Holding Company	36	713
Packaging Corporation of America	22	4,756
RPM International Inc.	39	4,633
Steel Dynamics, Inc.	25	3,426
Titan America	336	5,015
Warrior Met Coal, Inc.	67	4,240
Westlake Corporation	37	2,888
		53,096
Real Estate 3.2%
Camden Property Trust	37	3,919
CoStar Group, Inc. (a)	71	6,004
Equity Lifestyle Properties, Inc.	84	5,115
Lamar Advertising Company - Class A	42	5,108
Mid-America Apartment Communities, Inc.	47	6,624
NNN REIT, Inc.	128	5,466
SBA Communications Corporation - Class A	11	2,190
St. Joe Company, The	86	4,248
		38,674
Utilities 2.0%
Alliant Energy Corporation	114	7,670
American Water Works Company, Inc.	35	4,861
CMS Energy Corporation	78	5,683
Talen Energy Corporation (a)	15	6,268
		24,482
Communication Services 1.9%
Atlanta Braves Holdings, Inc. - Series C (a)	101	4,183
Reddit, Inc. - Class A (a)	22	4,985
Trade Desk, Inc., The - Class A (a)	190	9,324
Warner Music Group Corp. - Class A	139	4,734
		23,226
Energy 1.4%
Baker Hughes Company - Class A	94	4,592
Chord Energy Corporation	40	3,992
Coterra Energy Inc.	183	4,331
Devon Energy Corporation	93	3,261
		16,176
Total Common Stocks (cost $1,081,890)		1,181,922
SHORT TERM INVESTMENTS 3.0%
Investment Companies 2.2%
JNL Government Money Market Fund - Class I, 4.04% (c) (d)	26,812	26,812
Securities Lending Collateral 0.8%
JNL Government Money Market Fund - Class SL, 4.14% (c) (d)	9,407	9,407
Total Short Term Investments (cost $36,219)		36,219
Total Investments 100.8% (cost $1,118,109)		1,218,141
Other Assets and Liabilities, Net (0.8)%		(9,318)
Total Net Assets 100.0%		1,208,823

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2025.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL Multi-Manager Mid Cap Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.04% - Class I	38,159	672,381	683,728	1,409	—	—	26,812	2.2
JNL Government Money Market Fund, 4.14% - Class SL	645	55,506	46,744	36	—	—	9,407	0.8
	38,804	727,887	730,472	1,445	—	—	36,219	3.0

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Mid Cap Fund
Assets - Securities
Common Stocks	1,181,922	—	—	1,181,922
Short Term Investments	36,219	—	—	36,219
	1,218,141	—	—	1,218,141

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL Multi-Manager Small Cap Growth Fund
COMMON STOCKS 95.9%
Information Technology 23.8%
ACI Worldwide, Inc. (a)	174	9,203
Advanced Energy Industries, Inc.	63	10,780
Alkami Technology, Inc. (a)	418	10,396
Ambarella Inc. (a)	18	1,500
AppFolio, Inc. - Class A (a)	25	6,958
Arlo Technologies, Inc. (a)	66	1,125
Astera Labs, Inc. (a)	24	4,618
Badger Meter, Inc.	31	5,510
Bentley Systems, Incorporated - Class B	329	16,948
Box, Inc. - Class A (a)	146	4,720
Camtek Ltd. (a) (b)	11	1,156
Celestica Inc. (a)	10	2,468
Cellebrite Di Ltd (a)	371	6,874
Clearwater Analytics Holdings, Inc. - Class A (a)	799	14,394
Coherent Corp. (a)	14	1,554
CommVault Systems, Inc. (a)	85	16,079
Confluent, Inc. - Class A (a)	65	1,287
Core Scientific, Inc. (a) (b)	112	2,012
Credo Technology Group Holding Ltd (a)	114	16,701
CyberArk Software Ltd. (a)	18	8,755
Descartes Systems Group Inc., The (a)	177	16,773
Digital Turbine USA, Inc. (a)	2,073	13,268
D-Wave Quantum Inc. (a) (b)	93	2,301
Dynatrace, Inc. (a)	206	9,979
Endava PLC - Class A - ADR (a) (b)	259	2,358
Fabrinet (a)	13	4,878
Fair Isaac Corporation (a)	8	12,067
GitLab Inc. - Class A (a)	171	7,719
Guidewire Software, Inc. (a)	48	10,944
HubSpot, Inc. (a)	2	1,153
Hut 8 Corp. (a)	38	1,329
Impinj, Inc. (a)	17	3,092
Indie Semiconductor, Inc. - Class A (a) (b)	4,668	18,997
InterDigital, Inc.	15	4,963
Itron, Inc. (a)	24	2,965
JFROG Ltd (a)	99	4,687
Klaviyo, Inc. - Series A (a)	202	5,615
Lattice Semiconductor Corporation (a)	60	4,379
Lumentum Holdings Inc. (a)	20	3,285
MACOM Technology Solutions Holdings, Inc. (a)	46	5,808
Mirion Technologies (US), Inc. - Class A (a)	402	9,354
Monday.Com Ltd. (a)	38	7,316
nCino OpCo, Inc. (a)	818	22,171
Netskope, Inc. - Class A (a)	269	6,107
Novanta Inc. (a)	161	16,133
NVE Corporation	8	542
OneStream, Inc. - Class A (a) (b)	279	5,141
Onto Innovation Inc. (a)	30	3,829
OSI Systems, Inc. (a)	7	1,744
Ouster, Inc. - Class A (a)	26	712
PAR Technology Corporation (a) (b)	69	2,729
Porch Group Inc - Class A (a)	1,412	23,688
Power Integrations, Inc.	130	5,239
Procore Technologies, Inc. (a)	163	11,887
Rambus Inc. (a)	157	16,303
Rubrik, Inc. - Class A (a)	15	1,228
SailPoint, Inc. (a) (b)	233	5,155
Semtech Corporation (a)	329	23,535
SentinelOne, Inc. - Class A (a)	425	7,484
ServiceTitan, Inc. - Class A (a)	218	21,972
Silicon Motion, Inc. - ADR	53	5,025
Sitime Corporation (a)	52	15,843
SPS Commerce, Inc. (a)	58	6,005
Teledyne Technologies Incorporated (a)	32	18,897
TeraWulf Inc. (a) (b)	157	1,790
Tower Semiconductor Ltd. (a)	21	1,497
Tyler Technologies, Inc. (a)	34	17,573
Varonis Systems, Inc. (a)	310	17,853
Veeco Instruments Inc. (a) (b)	65	1,988
Weave Communications, Inc. (a)	97	650
Zeta Global Holdings Corp. - Class A (a)	106	2,103
		561,091
Industrials 23.4%
AAON, Inc.	347	32,467
ACV Auctions Inc. - Class A (a)	78	769
Advanced Drainage Systems, Inc.	88	12,247
AeroVironment, Inc. (a)	12	3,730
Ameresco, Inc. - Class A (a) (b)	175	5,886
American Superconductor Corporation (a)	24	1,428
Applied Industrial Technologies, Inc.	63	16,355
Archer Aviation Inc. - Class A (a) (b)	233	2,235
Argan, Inc.	30	8,057
Axon Enterprise, Inc. (a)	13	8,806
Bloom Energy Corporation - Class A (a)	43	3,604
Booz Allen Hamilton Holding Corporation - Class A	91	9,069
Casella Waste Systems, Inc. - Class A (a)	148	14,066
CECO Environmental Corp. (a)	94	4,851
Comfort Systems USA, Inc.	12	10,033
Construction Partners, Inc. - Class A (a)	63	7,991
Crane Company	17	3,039
CSW Industrials, Inc.	12	2,979
Curtiss-Wright Corporation	9	4,728
Dycom Industries, Inc. (a)	32	9,223
Embraer S.A. - ADR	25	1,535
Enerpac Tool Group Corp. - Class A	452	18,552
Enovix Corporation (a) (b)	138	1,380
Enpro Inc.	24	5,482
ESCO Technologies Inc.	11	2,357
Everus Construction Group, Inc. (a)	84	7,239
Exponent, Inc.	52	3,593
Federal Signal Corporation	17	2,017
Flowserve Corporation	36	1,898
FTAI Aviation Ltd.	98	16,166
Gates Industrial Corporation PLC (a)	76	1,879
Griffon Corporation	37	2,847
HEICO Corporation - Class A	83	21,177
IES Holdings, Inc. (a) (b)	4	1,521
JBT Marel Corporation	16	2,308
Karman Holdings Inc. (a)	399	28,787
Kornit Digital Ltd. (a)	172	2,328
Kratos Defense & Security Solutions, Inc. (a)	163	14,862
Limbach Holdings, Inc. (a) (b)	29	2,775
Loar Holdings Inc. (a) (b)	174	13,898
McGrath RentCorp	21	2,414
Mercury Systems, Inc. (a)	374	28,979
Montrose Environmental Group, Inc. (a)	468	12,850
MYR Group Inc. (a)	7	1,451
Newpark Resources, Inc. (a)	183	2,072
Nextracker LLC - Class A (a)	120	8,880
NuScale Power, LLC - Class A (a) (b)	31	1,120
Omega Flex, Inc.	37	1,155
Parsons Corporation (a) (b)	47	3,865
Planet Labs Inc. - Class A (a) (b)	454	5,891
Powell Industries, Inc. (b)	37	11,244
Qxo, Inc. (a)	77	1,460
RBC Bearings Incorporated (a)	12	4,502
Regal Rexnord Corporation	69	9,915
Resideo Technologies, Inc. (a)	25	1,067
Rocket Lab Corporation (a) (b)	49	2,348
Saia, Inc. (a)	91	27,247
Simpson Manufacturing Co., Inc.	93	15,540
SiteOne Landscape Supply, Inc. (a)	163	20,902
SPX Technologies, Inc. (a)	13	2,458
Sterling Infrastructure, Inc. (a)	59	20,004
Tecogen Inc. (a) (b)	42	367
Tetra Tech, Inc.	61	2,026
Transcat, Inc. (a)	18	1,300
TransUnion	122	10,206
UL Solutions Inc. - Class A	155	10,955
Verisk Analytics, Inc.	54	13,499
Voyager Technologies, Inc. - Class A (a)	120	3,574
VSE Corporation	47	7,744
Xometry, Inc. - Class A (a) (b)	36	1,980
		551,179

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Health Care 14.7%
Alkermes Public Limited Company (a)	167	4,988
Apogee Therapeutics, Inc. (a) (b)	51	2,025
Arcellx Inc. (a)	37	3,075
Arrowhead Pharmaceuticals Inc (a)	65	2,242
AtriCure, Inc. (a)	154	5,419
Axsome Therapeutics, Inc. (a)	69	8,320
Biohaven Ltd. (a)	132	1,989
Bio-Techne Corporation	97	5,404
Bridgebio Pharma, Inc. (a)	191	9,951
Canticle Pharmaceuticals, Inc. (a)	21	9,752
Caredx, Inc. (a)	451	6,552
Certara, Inc. (a)	737	9,008
Corcept Therapeutics Incorporated (a)	15	1,253
Crinetics Pharmaceuticals, Inc. (a)	179	7,471
Cytokinetics, Incorporated (a)	51	2,777
Denali Therapeutics Inc. (a)	142	2,069
Edgewise Therapeutics, Inc. (a)	55	897
Ensign Group, Inc., The	32	5,455
Establishment Labs Holdings Inc. (a) (b)	170	6,960
Exact Sciences Corporation (a)	278	15,228
Genedx Holdings Corp. - Class A (a)	13	1,424
Glaukos Corporation (a)	83	6,762
Globus Medical, Inc. - Class A (a)	36	2,044
Guardant Health, Inc. (a)	153	9,529
HealthEquity, Inc. (a)	345	32,756
Heartflow, Inc. (a) (b)	95	3,182
IDEAYA Biosciences, Inc. (a)	124	3,387
Inspire Medical Systems, Inc. (a)	49	3,644
Irhythm Technologies, Inc. (a)	50	8,627
Kiniksa Pharmaceuticals International, PLC - Class A (a)	38	1,458
Kymera Therapeutics, Inc. (a) (b)	40	2,284
LeMaitre Vascular, Inc.	182	15,951
LENZ Therapeutics, Inc. (a) (b)	22	1,011
Masimo Corporation (a)	54	7,953
Natera, Inc. (a)	17	2,801
National Research Corporation	69	882
Nuvalent, Inc. - Class A (a)	10	895
OptimizeRX Corporation (a)	26	539
Option Care Health, Inc. (a)	96	2,678
Orthopediatrics Corp. (a)	186	3,447
Owlet, Inc. - Class A (a)	170	1,444
Penumbra, Inc. (a)	19	4,836
Phreesia, Inc. (a)	144	3,393
Procept Biorobotics Corporation (a)	58	2,078
Protagonist Therapeutics, Inc. (a)	68	4,512
PTC Therapeutics, Inc. (a)	106	6,465
RadNet, Inc. (a)	241	18,381
Repligen Corporation (a)	88	11,687
Revolution Medicines, Inc. (a)	124	5,770
Rhythm Pharmaceuticals, Inc. (a)	66	6,620
Scholar Rock Holding Corporation (a)	60	2,247
Septerna, Inc (a) (b)	97	1,824
SI-BONE, Inc. (a)	279	4,114
Spyre Therapeutics, Inc. (a) (b)	45	761
Stevanato Group Societa' Per Azioni (b)	318	8,191
Tarsus Pharmaceuticals, Inc. (a)	28	1,693
TransMedics Group, Inc. (a) (b)	18	2,020
Travere Therapeutics, Inc. (a)	34	807
U.S. Physical Therapy, Inc.	59	5,014
Ultragenyx Pharmaceutical Inc. (a)	167	5,036
Vaxcyte, Inc. (a)	52	1,868
Veracyte, Inc. (a)	90	3,106
Viking Therapeutics, Inc. (a) (b)	23	597
Wave Life Sciences Ltd. (a)	149	1,088
West Pharmaceutical Services, Inc.	72	18,780
Xenon Pharmaceuticals Inc. (a)	74	2,977
		347,398
Consumer Discretionary 13.0%
Adtalem Global Education Inc. (a)	20	3,038
Birkenstock Holding PLC (a) (b)	149	6,722
Black Rock Coffee Bar, Inc. - Class A (a)	158	3,780
Boot Barn Holdings, Inc. (a)	113	18,730
Bright Horizons Family Solutions, Inc. (a)	25	2,747
Brunello Cucinelli S.p.A.	64	7,044
Carvana Co. - Class A (a)	7	2,715
Cavco Industries, Inc. (a)	5	2,943
Churchill Downs Incorporated	94	9,147
DK Crown Holdings Inc. - Class A (a)	290	10,846
Dream Finders Homes, Inc. - Class A (a) (b)	210	5,436
Dutch Bros Inc. - Class A (a)	25	1,288
First Watch Restaurant Group, Inc. (a)	479	7,494
Fox Factory Holding Corp. (a)	216	5,247
Genius Sports Limited (a)	822	10,179
Global-E Online Ltd. (a)	106	3,780
Grand Canyon Education, Inc. (a)	12	2,688
Green Brick Partners, Inc. (a)	67	4,965
Installed Building Products, Inc. (b)	75	18,363
Kura Sushi USA, Inc. - Class A (a)	87	5,158
Life Time Group Holdings, Inc. (a)	222	6,117
Lindblad Expeditions, LLC (a)	70	894
Meritage Homes Corporation	17	1,250
Modine Manufacturing Company (a)	108	15,344
National Vision Holdings, Inc. (a)	53	1,537
Norwegian Cruise Line Holdings Ltd. (a)	148	3,653
Ollie's Bargain Outlet Holdings, Inc. (a)	201	25,812
Planet Fitness, Inc. - Class A (a)	11	1,126
Pool Corporation	55	16,960
Revolve Group Inc. - Class A (a)	276	5,872
RH (a) (b)	48	9,702
Rush Street Interactive, Inc. - Class A (a)	90	1,842
SharkNinja, Inc. (a)	153	15,736
Smith Douglas Homes Corp. - Class A (a) (b)	58	1,030
Sportradar Group AG - Class A (a)	239	6,437
Stride, Inc. (a)	52	7,632
Sweetgreen, Inc. - Class A (a) (b)	75	602
Texas Roadhouse, Inc. - Class A	79	13,114
Thor Industries, Inc.	14	1,470
TopBuild Corp. (a)	20	7,921
Travel + Leisure Co.	27	1,582
Visteon Corporation	15	1,753
Wingstop Inc. (b)	68	16,974
Wynn Resorts, Limited	73	9,300
		305,970
Financials 9.4%
Accelerant Holdings - Class A (a)	47	705
Bancorp, Inc., The (a)	78	5,876
Customers Bancorp, Inc. (a)	20	1,331
Dave Inc. - Class A (a)	12	2,312
Evercore Inc. - Class A	47	15,903
FactSet Research Systems Inc.	34	9,619
Figure Technology Solutions, Inc. - Class A (a)	42	1,540
Goosehead Insurance, Inc. - Class A	91	6,786
Hamilton Lane Incorporated - Class A	30	4,046
HCI Group, Inc.	16	3,020
Houlihan Lokey, Inc. - Class A	24	4,827
Jack Henry & Associates, Inc.	70	10,444
Kinsale Capital Group, Inc.	33	13,906
LendingClub Corporation (a)	112	1,703
LPL Financial Holdings Inc.	22	7,166
Marex Group PLC	94	3,165
Moelis & Company - Class A	218	15,527
Morningstar, Inc.	31	7,230
Paymentus Holdings, Inc. - Class A (a)	78	2,396
Piper Sandler Companies	4	1,351
Primerica, Inc.	27	7,610
Ryan Specialty Group Holdings, Inc. - Class A (b)	411	23,174
ServisFirst Bancshares, Inc.	86	6,962
Shift4 Payments, LLC - Class A (a) (b)	73	5,624
Skyward Specialty Insurance Group, Inc. (a)	133	6,361
StepStone Group Inc. - Class A	240	15,591
StoneX Group Inc. (a) (b)	12	1,247
Toast, Inc. - Class A (a)	90	3,279
Triumph Financial, Inc. (a)	89	4,459
UMB Financial Corporation	84	9,995
Victory Capital Holdings, Inc. - Class A	123	7,984

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Western Alliance Bancorporation	119	10,347
		221,486
Communication Services 3.6%
AST Spacemobile, Inc. - Class A (a) (b)	34	1,669
Auto Trader Group PLC	802	8,514
Auto Trader Group PLC - ADR	2,998	7,794
Liberty Media Corporation - Series A (a)	95	9,042
Liberty Media Corporation - Series C (a)	128	12,407
Magnite, Inc. (a)	760	16,538
Nexxen International Ltd (a) (b)	110	1,018
Rightmove PLC	1,744	16,635
Rightmove PLC - ADR	648	12,291
		85,908
Consumer Staples 3.6%
Celsius Holdings, Inc. (a)	330	18,985
e.l.f. Beauty, Inc. (a)	32	4,209
Freshpet, Inc. (a)	61	3,320
Oddity Tech Ltd - Class A (a)	170	10,551
Performance Food Group Company (a)	88	9,159
PriceSmart, Inc. (b)	14	1,715
Primo Brands Corporation - Class A	387	8,543
Sprouts Farmers Market, Inc. (a)	13	1,443
SunOpta Inc. (a)	993	5,818
The Chefs' Warehouse, Inc. (a)	208	12,153
Turning Point Brands, Inc.	25	2,473
Vita Coco Company, Inc., The (a)	69	2,909
Vital Farms, Inc. (a)	87	3,580
		84,858
Materials 2.0%
Avient Corporation	212	6,979
Carpenter Technology Corporation	55	13,626
Hawkins, Inc.	32	5,875
Hudbay Minerals Inc.	98	1,488
KRC Materials, Inc. (a)	23	1,787
Materion Corporation	41	4,920
MP Materials Corp. - Class A (a)	27	1,800
Pan American Silver Corp. (b)	97	3,748
Ramaco Resources, Inc. - Class A (b)	88	2,921
United States Lime & Minerals, Inc.	17	2,217
USA Rare Earth, Inc. - Class A (a) (b)	53	906
		46,267
Energy 1.6%
Cameco Corporation (b)	31	2,573
Centrus Energy Corp. - Class A (a) (b)	42	12,866
Gulfport Energy Operating Corporation (a)	7	1,335
Matador Resources Company	64	2,893
Range Resources Corporation	107	4,041
Solaris Energy Infrastructure, Inc. - Class A	30	1,191
TechnipFMC PLC	189	7,467
Uranium Energy Corp. (a)	312	4,165
Weatherford International Public Limited Company	34	2,301
		38,832
Real Estate 0.8%
Compass, Inc. - Class A (a)	335	2,689
CoStar Group, Inc. (a)	27	2,306
EastGroup Properties, Inc.	54	9,190
Terreno Realty Corporation	62	3,538
		17,723
Total Common Stocks (cost $1,918,468)		2,260,712
RIGHTS 0.0%
Flexion Therapeutics, Inc. (a) (b) (c)	491	5
Total Rights (cost $0)		5
SHORT TERM INVESTMENTS 5.3%
Investment Companies 3.9%
JNL Government Money Market Fund - Class I, 4.04% (d) (e)	92,602	92,602
Securities Lending Collateral 1.4%
JNL Government Money Market Fund - Class SL, 4.14% (d) (e)	33,301	33,301
Total Short Term Investments (cost $125,903)		125,903
Total Investments 101.2% (cost $2,044,371)		2,386,620
Other Assets and Liabilities, Net (1.2)%		(28,900)
Total Net Assets 100.0%		2,357,720

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2025.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL Multi-Manager Small Cap Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.04% - Class I	85,183	707,185	699,766	2,080	—	—	92,602	3.9
JNL Government Money Market Fund, 4.14% - Class SL	23,978	404,955	395,632	1,107	—	—	33,301	1.4
	109,161	1,112,140	1,095,398	3,187	—	—	125,903	5.3

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Small Cap Growth Fund
Assets - Securities
Common Stocks	2,228,519	32,193	—	2,260,712
Rights	—	—	5	5
Short Term Investments	125,903	—	—	125,903
	2,354,422	32,193	5	2,386,620

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL Multi-Manager Small Cap Value Fund
COMMON STOCKS 96.7%
Industrials 24.3%
ACV Auctions Inc. - Class A (a)	271	2,689
Air Lease Corporation - Class A	229	14,561
Alight, Inc. - Class A	606	1,976
American Woodmark Corporation (a)	244	16,311
Armstrong World Industries, Inc.	57	11,153
Blue Bird Global Corporation (a)	81	4,676
BrightView Holdings, Inc. (a)	590	7,911
Caci International Inc. - Class A (a)	21	10,662
Cadre Holdings, Inc. (b)	557	20,340
CBIZ, Inc. (a)	122	6,435
CNH Industrial N.V.	357	3,870
CoreCivic, Inc. (a)	574	11,676
CSW Industrials, Inc.	25	6,166
Enerpac Tool Group Corp. - Class A	246	10,080
ESAB Corporation	65	7,261
Gorman- Rupp Company, The	60	2,784
GXO Logistics Inc. (a)	233	12,309
Hayward Holdings, Inc. (a)	737	11,140
Helios Technologies, Inc.	45	2,357
Hillman Solutions Corp. - Class A (a)	2,708	24,866
HNI Corporation	97	4,543
Hub Group, Inc. - Class A	105	3,606
Huntington Ingalls Industries, Inc.	19	5,531
Huron Consulting Group Inc. (a)	55	8,088
ICF International, Inc.	100	9,317
IES Holdings, Inc. (a) (b)	25	9,830
Insperity, Inc.	344	16,940
Janus International Group, Inc. (a)	1,219	12,031
Korn Ferry	29	2,060
Landstar System, Inc.	141	17,257
Maximus, Inc.	120	10,969
McGrath RentCorp	111	12,999
Mine Safety Appliances Company, LLC	55	9,535
MOOG Inc. - Class A	24	4,901
MYR Group Inc. (a)	53	11,006
Openlane, Inc. (a)	65	1,874
Owens Corning	33	4,678
Powell Industries, Inc. (b)	9	2,694
Rentokil Initial PLC - ADR (b)	264	6,656
Rush Enterprises, Inc. - Class A	64	3,438
Science Applications International Corporation	33	3,241
Simpson Manufacturing Co., Inc.	14	2,388
Steelcase Inc. - Class A	101	1,743
Tecnoglass Inc.	75	5,044
Timken Company, The	107	8,022
UFP Industries, Inc.	48	4,449
U-Haul Holding Company - Series N	218	11,102
Unifirst Corporation	57	9,606
V2X, Inc. (a)	129	7,494
Verra Mobility Corporation - Class A (a)	742	18,320
Werner Enterprises, Inc.	104	2,724
WESCO International, Inc.	49	10,305
Willscot Holdings Corporation - Class A	162	3,428
		435,042
Financials 20.8%
Amalgamated Financial Corp.	120	3,250
Assured Guaranty Ltd.	262	22,144
Atlantic Union Bank	116	4,099
AXIS Capital Holdings Limited	78	7,440
Bancorp, Inc., The (a)	162	12,119
Bank of Hawaii Corporation (b)	89	5,845
Bank OZK	64	3,256
BankUnited, Inc.	145	5,525
Berkshire Hills Bancorp, Inc.	86	2,044
Burford Capital Limited - Class C (b)	656	7,845
Cannae Holdings, Inc.	265	4,847
CNA Financial Corporation	93	4,339
CNO Financial Group, Inc.	110	4,348
Columbia Banking System, Inc.	431	11,091
Commerce Bancshares, Inc.	188	11,242
Essent Group Ltd.	140	8,926
Euronet Worldwide, Inc. (a)	149	13,084
EVERTEC, Inc.	130	4,374
F.N.B. Corporation	338	5,445
Federated Hermes, Inc. - Class B	53	2,735
First American Financial Corporation	214	13,740
First Citizens BancShares, Inc. - Class A	9	16,725
First Hawaiian, Inc.	305	7,575
Genworth Financial, Inc. - Class A (a)	1,110	9,877
Glacier Bancorp, Inc. (b)	205	9,974
Hanover Insurance Group Inc, The	33	5,955
Independent Bank Corp.	75	5,188
International Bancshares Corporation	89	6,092
LendingTree, Inc. (a)	20	1,310
Marqeta, Inc. - Class A (a)	783	4,134
P10, Inc. - Class A (b)	326	3,548
Radian Group Inc.	29	1,035
Skyward Specialty Insurance Group, Inc. (a)	425	20,208
Stewart Information Services Corporation	107	7,818
Texas Capital Bancshares, Inc. (a)	46	3,904
UMB Financial Corporation	85	10,092
Virtu Financial, Inc. - Class A	239	8,470
Virtus Investment Partners, Inc.	53	10,053
WAFD, Inc.	158	4,786
Wex, Inc. (a)	58	9,083
White Mountains Insurance Group Ltd	23	38,966
Wintrust Financial Corporation	150	19,914
WSFS Financial Corporation	200	10,801
		373,246
Consumer Discretionary 12.1%
America's Car Mart, Inc. (a) (b)	123	3,590
Dorman Products, Inc. (a)	59	9,259
Dream Finders Homes, Inc. - Class A (a) (b)	370	9,587
Frontdoor, Inc. (a)	173	11,617
Grand Canyon Education, Inc. (a)	29	6,311
Group 1 Automotive, Inc.	19	8,388
Hasbro, Inc.	100	7,592
LCI Industries	40	3,755
Les Vetements de Sport Gildan Inc. - Class A	258	14,889
LGI Homes, Inc. (a)	52	2,689
Lithia Motors, Inc. - Class A	33	10,406
LKQ Corporation	180	5,495
M/I Homes, Inc. (a)	36	5,239
Malibu Boats, Inc. - Class A (a)	261	8,484
Meritage Homes Corporation	20	1,460
Modine Manufacturing Company (a)	156	22,137
Murphy USA Inc.	27	10,466
Patrick Industries, Inc.	94	9,772
Pursuit Attractions And Hospitality, Inc. (a)	78	2,807
United Parks And Resorts Inc. (a) (b)	139	7,169
Vail Resorts, Inc. (b)	35	5,199
Valvoline, Inc. (a)	249	8,928
Winmark Corporation	11	5,451
Winnebago Industries, Inc.	207	6,922
Wyndham Hotels & Resorts, Inc.	109	8,733
YETI Holdings, Inc. (a)	608	20,175
		216,520
Information Technology 11.1%
ACI Worldwide, Inc. (a)	142	7,486
ACM Research, Inc. - Class A (a)	210	8,214
Alkami Technology, Inc. (a) (b)	235	5,838
Arrow Electronics, Inc. (a)	32	3,914
ASGN Incorporated (a)	219	10,388
Axcelis Technologies, Inc. (a)	216	21,073
Cleanspark Inc. (a) (b)	262	3,795
Cognex Corporation	215	9,735
DigitalOcean Holdings, Inc. (a)	98	3,354
ePlus inc.	281	19,914
Formfactor, Inc. (a)	333	12,128
Insight Enterprises, Inc. (a)	65	7,326
InterDigital, Inc. (b)	55	18,988
MKS Inc.	85	10,475
Napco Security Technologies, Inc.	129	5,520
NCR Voyix Corporation (a)	183	2,293

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Open Text Corporation	121	4,510
PAR Technology Corporation (a) (b)	122	4,820
Plexus Corp. (a)	12	1,780
Silicon Motion, Inc. - ADR	203	19,246
SPS Commerce, Inc. (a)	43	4,520
TD SYNNEX Corporation	30	4,925
Vontier Corporation	208	8,713
		198,955
Health Care 10.1%
Acadia Healthcare Company, Inc. (a)	94	2,338
AdaptHealth LLC - Class A (a)	1,027	9,192
Addus HomeCare Corporation (a)	196	23,173
Alphatec Holdings, Inc. (a)	287	4,175
Arcellx Inc. (a)	19	1,588
Charles River Laboratories International, Inc. (a)	37	5,764
CONMED Corporation	141	6,639
Cooper Companies, Inc., The (a)	87	5,982
CRISPR Therapeutics AG (a) (b)	52	3,355
Dentsply Sirona Inc.	419	5,312
Dynavax Technologies Corporation (a) (b)	174	1,724
Embecta Corp.	198	2,787
Encompass Health Corporation	38	4,876
Enovis Corporation (a) (b)	72	2,195
Ensign Group, Inc., The	73	12,681
Evolent Health, Inc. - Class A (a)	137	1,157
Haemonetics Corporation (a)	97	4,746
Icon Public Limited Company (a)	30	5,234
ICU Medical, Inc. (a)	137	16,382
Inspire Medical Systems, Inc. (a)	10	755
Integer Holdings Corporation (a)	65	6,756
Janux Therapeutics, Inc. (a)	41	1,011
Lantheus Holdings, Inc. (a)	182	9,336
MoonLake Immunotherapeutics AG - Class A (a) (b)	56	399
Pennant Group, Inc., The (a)	326	8,219
Perrigo Company Public Limited Company (b)	312	6,937
Praxis Precision Medicines, Inc. (a)	23	1,201
Relay Therapeutics, Inc. (a)	304	1,589
Smith & Nephew PLC - ADR (b)	176	6,402
Tango Therapeutics, Inc. (a) (b)	173	1,456
Teleflex Incorporated	60	7,381
UFP Technologies, Inc. (a) (b)	16	3,117
Varex Imaging Corporation (a)	311	3,856
Vericel Corporation (a)	96	3,028
		180,743
Real Estate 4.2%
Apple Hospitality REIT, Inc.	346	4,160
Brandywine Realty Trust	618	2,578
Cushman & Wakefield PLC (a)	1,019	16,221
Getty Realty Corp.	161	4,326
Highwoods Properties, Inc.	95	3,033
Howard Hughes Holdings Inc. (a)	39	3,236
Independence Realty Trust, Inc.	103	1,692
Marcus & Millichap Company	308	9,053
PotlatchDeltic Corporation	114	4,658
Ryman Hospitality Properties, Inc.	173	15,469
STAG Industrial, Inc.	152	5,348
Terreno Realty Corporation	86	4,855
		74,629
Materials 3.7%
Ashland Inc.	95	4,571
Century Aluminum Company (a)	150	4,408
Commercial Metals Company	52	2,970
Element Solutions Inc.	890	22,399
H.B. Fuller Company	158	9,337
Hecla Mining Company (b)	597	7,219
KRC Materials, Inc. (a)	53	4,044
Quaker Chemical Corporation (b)	62	8,195
Warrior Met Coal, Inc.	56	3,567
		66,710
Energy 3.5%
Atlas Energy Solutions Inc. (b)	586	6,660
CNX Resources Corporation (a)	191	6,138
CVR Energy, Inc.	65	2,360
Delek US Holdings, Inc.	185	5,954
DHT Holdings, Inc.	321	3,838
DMC Global Inc. (a)	402	3,400
Gulfport Energy Operating Corporation (a)	26	4,701
HF Sinclair Corporation	89	4,669
Matador Resources Company	46	2,084
Ovintiv Canada ULC	33	1,339
Permian Resources Corporation - Class A	474	6,072
RPC, Inc.	933	4,441
SM Energy Company	183	4,574
Talos Energy Inc. (a)	292	2,804
Weatherford International Public Limited Company	59	4,037
		63,071
Consumer Staples 3.2%
BJ's Wholesale Club Holdings, Inc. (a)	141	13,144
Cal-Maine Foods, Inc.	65	6,071
Dole Public Limited Company	175	2,351
Flowers Foods, Inc.	460	6,009
Ingles Markets, Incorporated - Class A	55	3,802
Ingredion Incorporated	46	5,622
Interparfums, Inc.	84	8,293
Molson Coors Beverage Company - Class B	33	1,475
Nomad Foods Limited	507	6,663
PriceSmart, Inc. (b)	37	4,454
		57,884
Utilities 2.9%
Avista Corporation	65	2,459
Black Hills Corporation	70	4,297
Hawaiian Electric Industries, Inc. (a)	572	6,316
IDACORP, Inc.	15	2,011
MDU Resources Group, Inc.	355	6,314
NorthWestern Corporation	122	7,174
Portland General Electric Company	94	4,157
Southwest Gas Holdings, Inc.	77	6,041
Spire Inc.	45	3,664
Talen Energy Corporation (a)	9	3,768
TXNM Energy, Inc.	90	5,074
		51,275
Communication Services 0.8%
Lumen Technologies, Inc. (a)	326	1,993
Telephone and Data Systems, Inc.	158	6,179
TripAdvisor, Inc. (a)	228	3,700
Yelp Inc. (a)	65	2,040
		13,912
Total Common Stocks (cost $1,568,048)		1,731,987
SHORT TERM INVESTMENTS 3.5%
Investment Companies 2.4%
JNL Government Money Market Fund - Class I, 4.04% (c) (d)	42,449	42,449
Securities Lending Collateral 1.1%
JNL Government Money Market Fund - Class SL, 4.14% (c) (d)	20,703	20,703
Total Short Term Investments (cost $63,152)		63,152
Total Investments 100.2% (cost $1,631,200)		1,795,139
Other Assets and Liabilities, Net (0.2)%		(3,652)
Total Net Assets 100.0%		1,791,487

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2025.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL Multi-Manager Small Cap Value Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.04% - Class I	54,416	322,669	334,636	1,486	—	—	42,449	2.4
JNL Government Money Market Fund, 4.14% - Class SL	19,164	203,647	202,108	449	—	—	20,703	1.1
	73,580	526,316	536,744	1,935	—	—	63,152	3.5

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Small Cap Value Fund
Assets - Securities
Common Stocks	1,731,987	—	—	1,731,987
Short Term Investments	63,152	—	—	63,152
	1,795,139	—	—	1,795,139

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL Multi-Manager U.S. Select Equity Fund
COMMON STOCKS 98.7%
Information Technology 18.1%
AppLovin Corporation - Class A (a)	137	98,440
GoDaddy Inc. - Class A (a)	76	10,426
Microsoft Corporation	75	38,721
Monday.Com Ltd. (a)	58	11,176
NVIDIA Corporation	259	48,380
Taiwan Semiconductor Manufacturing Company Limited - ADR	79	22,120
Western Digital Corporation	276	33,161
		262,424
Financials 16.2%
Allstate Corporation, The	63	13,509
American International Group, Inc.	274	21,519
Arthur J. Gallagher & Co.	32	9,881
Berkshire Hathaway Inc. - Class B (a)	29	14,508
Brookfield Corporation - Class A	116	7,927
Cincinnati Financial Corporation	80	12,642
CME Group Inc. - Class A	45	12,246
Fairfax Financial Holdings Limited	2	3,327
Fidelity National Information Services, Inc.	95	6,294
Intercontinental Exchange, Inc.	30	4,982
KKR & Co. Inc. - Class A	42	5,439
LPL Financial Holdings Inc.	42	13,973
Progressive Corporation, The	123	30,342
Reinsurance Group of America, Incorporated	121	23,267
Robinhood Markets, Inc. - Class A (a)	218	31,271
Slide Insurance Holdings, Inc. (a)	140	2,215
Visa Inc. - Class A	31	10,410
Willis Towers Watson Public Limited Company	29	9,969
		233,721
Industrials 10.9%
AerCap Holdings N.V.	17	2,110
BAE Systems PLC - ADR	294	32,846
Caci International Inc. - Class A (a)	14	6,959
Carlisle Companies Incorporated	18	6,050
CSX Corporation	180	6,373
Deere & Company	10	4,785
GE Vernova Inc.	33	20,046
General Electric Company	69	20,847
Rolls-Royce Holdings PLC - ADR (b)	1,407	22,793
Siemens Energy AG (a)	301	35,388
		158,197
Health Care 10.4%
Becton, Dickinson and Company	30	5,579
Cigna Group, The	84	24,257
Eli Lilly and Company	16	12,361
GE HealthCare Technologies Inc.	111	8,311
Illumina, Inc. (a)	70	6,619
Johnson & Johnson	90	16,678
Labcorp Holdings Inc.	24	6,918
McKesson Corporation	22	16,919
Novartis AG - ADR	87	11,212
Tenet Healthcare Corporation (a)	141	28,527
UnitedHealth Group Incorporated	39	13,294
		150,675
Consumer Staples 9.5%
Altria Group, Inc.	376	24,850
BJ's Wholesale Club Holdings, Inc. (a)	109	10,177
Casey's General Stores, Inc.	6	3,227
Coca-Cola Company, The	205	13,592
Diageo PLC - ADR	59	5,663
Kroger Co., The	249	16,815
Philip Morris International Inc.	390	63,133
		137,457
Consumer Discretionary 8.9%
Amazon.com, Inc. (a)	182	39,962
Lennar Corporation - Class A	28	3,477
Lithia Motors, Inc. - Class A	13	4,208
LVMH Moet Hennessy Louis Vuitton - ADR	45	5,508
Restaurant Brands International Limited Partnership	99	6,325
Sea Limited - Class A - ADR (a)	220	39,392
Starbucks Corporation	77	6,492
Tapestry, Inc.	208	23,572
		128,936
Utilities 8.4%
American Electric Power Company, Inc.	213	24,010
American Water Works Company, Inc.	71	9,901
Atmos Energy Corporation	32	5,477
CenterPoint Energy, Inc.	277	10,742
DTE Energy Company	58	8,167
Duke Energy Corporation	127	15,669
Exelon Corporation	321	14,440
NextEra Energy, Inc.	161	12,138
PPL Corporation	210	7,815
Talen Energy Corporation (a)	5	2,293
XCEL Energy Inc.	142	11,419
		122,071
Communication Services 8.2%
AT&T Inc.	1,220	34,461
Meta Platforms, Inc. - Class A	46	33,243
Spotify Technology S.A. (a)	33	23,174
Verizon Communications Inc.	633	27,819
		118,697
Energy 3.7%
Canadian Natural Resources Limited	302	9,652
Chevron Corporation	65	10,141
Enbridge Inc. (b)	248	12,533
Exxon Mobil Corporation	193	21,792
		54,118
Materials 2.2%
Amrize AG (a)	128	6,233
Corteva, Inc.	174	11,747
CRH Public Limited Company	112	13,385
		31,365
Real Estate 2.2%
Mid-America Apartment Communities, Inc.	44	6,159
Welltower Inc.	140	24,975
		31,134
Total Common Stocks (cost $1,150,253)		1,428,795
RIGHTS 0.0%
ABIOMED, Inc. (a) (c)	8	13
Total Rights (cost $0)		13
SHORT TERM INVESTMENTS 2.3%
Investment Companies 1.3%
JNL Government Money Market Fund - Class I, 4.04% (d) (e)	19,579	19,579
Securities Lending Collateral 1.0%
JNL Government Money Market Fund - Class SL, 4.14% (d) (e)	13,849	13,849
Total Short Term Investments (cost $33,428)		33,428
Total Investments 101.0% (cost $1,183,681)		1,462,236
Other Assets and Liabilities, Net (1.0)%		(14,224)
Total Net Assets 100.0%		1,448,012

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2025.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL Multi-Manager U.S. Select Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.04% - Class I	9,713	674,529	664,663	1,390	—	—	19,579	1.3
JNL Government Money Market Fund, 4.14% - Class SL	—	91,429	77,580	199	—	—	13,849	1.0
	9,713	765,958	742,243	1,589	—	—	33,428	2.3

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager U.S. Select Equity Fund
Assets - Securities
Common Stocks	1,393,407	35,388	—	1,428,795
Rights	—	—	13	13
Short Term Investments	33,428	—	—	33,428
	1,426,835	35,388	13	1,462,236

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL S&P 500 Index Fund
COMMON STOCKS 99.0%
Information Technology 34.5%
Accenture Public Limited Company - Class A	6	1,519
Adobe Inc. (a)	4	1,479
Advanced Micro Devices, Inc. (a)	16	2,552
Akamai Technologies, Inc. (a)	1	102
Amphenol Corporation - Class A	12	1,470
Analog Devices, Inc.	5	1,208
Apple Inc.	145	36,949
Applied Materials, Inc.	8	1,588
AppLovin Corporation - Class A (a)	3	1,906
Arista Networks, Inc. (a)	10	1,469
Autodesk, Inc. (a)	2	676
Broadcom Inc.	46	15,185
Cadence Design Systems, Inc. (a)	3	944
CDW Corp.	1	208
Cisco Systems, Inc.	39	2,638
Cognizant Technology Solutions Corporation - Class A	5	330
Corning Incorporated	8	629
CrowdStrike Holdings, Inc. - Class A (a)	2	1,198
Datadog, Inc. - Class A (a)	3	434
Dell Technologies Inc. - Class C	3	416
EPAM Systems, Inc. (a)	1	87
F5, Inc. (a)	1	187
Fair Isaac Corporation (a)	—	362
First Solar, Inc. (a)	1	234
Fortinet, Inc. (a)	6	530
Gartner, Inc. (a)	1	201
Gen Digital Inc.	5	156
GoDaddy Inc. - Class A (a)	1	198
Hewlett Packard Enterprise Company	13	321
HP, Inc.	9	244
Intel Corporation (a)	43	1,433
International Business Machines Corporation	9	2,580
Intuit Inc.	3	1,879
Jabil Inc.	1	234
Keysight Technologies, Inc. (a)	2	301
KLA Corporation	1	1,400
Lam Research Corporation	12	1,652
Microchip Technology Incorporated	5	341
Micron Technology, Inc.	11	1,838
Microsoft Corporation	73	37,664
Monolithic Power Systems, Inc.	—	437
Motorola Solutions, Inc.	2	752
NetApp, Inc.	2	240
NVIDIA Corporation	239	44,530
NXP Semiconductors N.V.	2	559
ON Semiconductor Corporation (a)	4	203
Oracle Corporation	16	4,563
Palantir Technologies Inc. - Class A (a)	22	4,062
Palo Alto Networks, Inc. (a) (b)	7	1,335
PTC Inc. (a)	1	238
Qualcomm Incorporated	10	1,739
Roper Technologies, Inc.	1	523
Salesforce, Inc.	9	2,200
Seagate Technology Holdings Public Limited Company	2	499
ServiceNow, Inc. (a)	2	1,875
Skyworks Solutions, Inc.	1	106
Super Micro Computer, Inc. (a)	5	242
Synopsys, Inc. (a)	2	893
TE Connectivity Public Limited Company	3	634
Teledyne Technologies Incorporated (a)	—	275
Teradyne, Inc.	2	225
Texas Instruments Incorporated	9	1,642
Trimble Inc. (a)	2	198
Tyler Technologies, Inc. (a)	—	225
VeriSign, Inc.	1	221
Western Digital Corporation	3	416
Workday, Inc. - Class A (a)	2	523
Zebra Technologies Corporation - Class A (a)	—	141
		194,238
Financials 13.4%
AFLAC Incorporated	5	509
Allstate Corporation, The	3	567
American Express Company	5	1,755
American International Group, Inc.	6	441
Ameriprise Financial, Inc.	1	462
AON Public Limited Company - Class A	2	736
Apollo Global Management, Inc.	4	587
Arch Capital Group Ltd.	4	335
Arthur J. Gallagher & Co.	3	781
Assurant, Inc.	1	108
Bank of America Corporation	66	3,423
Bank of New York Mellon Corporation, The (c)	7	767
Berkshire Hathaway Inc. - Class B (a)	18	9,013
BlackRock, Inc.	1	1,625
Blackstone Inc. - Class A	7	1,224
Block, Inc. - Class A (a)	5	385
Brown & Brown, Inc.	3	259
Capital One Financial Corporation	6	1,335
CBOE Global Markets, Inc.	1	259
Charles Schwab Corporation, The	17	1,576
Chubb Limited	4	1,007
Cincinnati Financial Corporation	2	249
Citigroup Inc.	18	1,811
Citizens Financial Group, Inc.	4	219
CME Group Inc. - Class A	4	953
Coinbase Global, Inc. - Class A (a)	2	742
Corpay Inc (a)	1	204
Erie Indemnity Company - Class A	—	78
Everest Group, Ltd.	—	153
FactSet Research Systems Inc.	—	107
Fidelity National Information Services, Inc.	5	345
Fifth Third Bancorp	7	297
Fiserv, Inc. (a)	5	699
Franklin Resources, Inc.	3	67
Global Payments Inc.	2	194
Globe Life Inc.	1	118
Goldman Sachs Group, Inc., The	3	2,348
Hartford Insurance Group, Inc., The	3	350
Huntington Bancshares Incorporated	14	241
Interactive Brokers Group, Inc. - Class A	4	293
Intercontinental Exchange, Inc.	6	957
Invesco Ltd.	4	101
Jack Henry & Associates, Inc.	1	113
JPMorgan Chase & Co.	27	8,499
KeyCorp	9	176
KKR & Co. Inc. - Class A	7	865
Loews Corporation	2	169
M&T Bank Corporation	1	286
Marsh & Mclennan Companies, Inc.	5	973
MasterCard Incorporated - Class A	8	4,578
MetLife, Inc.	6	467
Moody's Corporation	2	725
Morgan Stanley	12	1,870
MSCI Inc. - Class A	1	428
Nasdaq, Inc.	4	378
Northern Trust Corporation	2	256
PayPal Holdings, Inc. (a)	9	611
Principal Financial Group, Inc.	2	163
Progressive Corporation, The	6	1,399
Prudential Financial, Inc.	4	368
Raymond James Financial, Inc.	2	304
Regions Financial Corporation	9	230
Robinhood Markets, Inc. - Class A (a)	8	1,084
S&P Global Inc.	3	1,473
State Street Corporation	3	334
Synchrony Financial	4	261
T. Rowe Price Group, Inc.	2	217
The PNC Financial Services Group, Inc.	4	774
Travelers Companies, Inc., The	2	623
Truist Financial Corporation	12	560
U.S. Bancorp	15	720
Visa Inc. - Class A	17	5,657
W. R. Berkley Corporation	3	220

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Wells Fargo & Company	31	2,610
Willis Towers Watson Public Limited Company	1	335
		75,406
Consumer Discretionary 10.4%
Airbnb, Inc. - Class A (a)	4	520
Amazon.com, Inc. (a)	95	20,830
Aptiv PLC (a)	2	177
AutoZone, Inc. (a)	—	704
Best Buy Co., Inc.	2	142
Booking Holdings Inc.	—	1,728
CarMax, Inc. (a)	2	73
Carnival Corporation (a)	10	297
Chipotle Mexican Grill, Inc. (a)	13	498
D.R. Horton, Inc.	3	470
Darden Restaurants, Inc.	1	211
Deckers Outdoor Corporation (a)	2	155
Domino's Pizza, Inc.	—	146
DoorDash, Inc. - Class A (a)	4	976
eBay Inc.	5	411
Expedia Group, Inc.	1	255
Ford Motor Company	39	466
Garmin Ltd.	2	388
General Motors Company	9	574
Genuine Parts Company	1	183
Hasbro, Inc.	1	93
Hilton Worldwide Holdings Inc.	2	603
Home Depot, Inc., The	10	3,927
Las Vegas Sands Corp.	3	173
Lennar Corporation - Class A	2	265
LKQ Corporation	2	76
Lowe`s Companies, Inc.	6	1,381
Lululemon Athletica Inc. (a)	1	192
Marriott International, Inc. - Class A	2	582
McDonald's Corporation	7	2,138
MGM Resorts International (a)	2	68
Mohawk Industries, Inc. (a)	1	72
Nike, Inc. - Class B	12	803
Norwegian Cruise Line Holdings Ltd. (a)	4	109
NVR, Inc. (a)	—	217
O'Reilly Automotive, Inc. (a)	8	904
Pool Corporation	—	84
PulteGroup, Inc.	2	256
Ralph Lauren Corporation - Class A	—	117
Ross Stores, Inc.	3	488
Royal Caribbean Cruises Ltd.	2	797
Starbucks Corporation	11	942
Tapestry, Inc.	2	228
Tesla Inc. (a)	27	12,204
TJX Companies, Inc., The	11	1,560
Tractor Supply Company	5	297
Ulta Beauty, Inc. (a)	—	250
Williams-Sonoma, Inc.	1	236
Wynn Resorts, Limited	1	119
Yum! Brands, Inc.	3	417
		58,802
Communication Services 10.0%
Alphabet Inc. - Class A	57	13,821
Alphabet Inc. - Class C	46	11,142
AT&T Inc.	70	1,969
Comcast Corporation - Class A	36	1,116
Electronic Arts Inc.	2	436
Former Charter Communications Parent, Inc. - Class A (a)	1	238
Fox Corporation - Class A	2	141
Fox Corporation - Class B	1	66
Live Nation Entertainment, Inc. (a)	2	251
Match Group, Inc.	2	77
Meta Platforms, Inc. - Class A	21	15,570
Netflix, Inc. (a)	4	4,979
News Corporation - Class A	4	113
News Corporation - Class B	1	31
Omnicom Group Inc.	2	156
Paramount Skydance Corporation - Class B (b)	2	45
Take-Two Interactive Software, Inc. (a)	2	436
The Interpublic Group of Companies, Inc.	4	100
TKO Group Holdings Inc. - Class A	1	130
T-Mobile US, Inc.	5	1,131
Trade Desk, Inc., The - Class A (a)	4	202
Verizon Communications Inc.	41	1,796
Walt Disney Company, The	18	2,025
Warner Bros. Discovery, Inc. - Series A (a)	24	471
		56,442
Health Care 8.8%
Abbott Laboratories	17	2,264
AbbVie Inc.	17	3,992
Agilent Technologies, Inc.	3	355
Align Technology, Inc. (a)	1	79
Amgen Inc.	5	1,493
Baxter International Inc.	5	111
Becton, Dickinson and Company	3	523
Biogen Inc. (a)	1	196
Bio-Techne Corporation	2	93
Boston Scientific Corporation (a)	14	1,399
Bristol-Myers Squibb Company	20	898
Cardinal Health, Inc.	2	361
Cencora, Inc.	2	575
Centene Corporation (a)	5	178
Charles River Laboratories International, Inc. (a)	1	79
Cigna Group, The	3	759
Cooper Companies, Inc., The (a)	2	141
CVS Health Corporation	12	929
Danaher Corporation	6	1,240
Davita Inc. (a)	—	49
DexCom, Inc. (a)	4	266
Edwards Lifesciences Corporation (a)	6	445
Elevance Health, Inc.	2	721
Eli Lilly and Company	8	5,927
GE HealthCare Technologies Inc.	4	335
Gilead Sciences, Inc.	12	1,359
HCA Healthcare, Inc.	2	665
Henry Schein, Inc. (a)	1	51
Hologic, Inc. (a)	2	147
Humana Inc.	1	306
IDEXX Laboratories, Inc. (a)	1	507
Incyte Corporation (a)	2	133
Insulet Corporation (a)	1	221
Intuitive Surgical, Inc. (a)	4	1,577
IQVIA Holdings Inc (a)	2	304
Johnson & Johnson	23	4,351
Labcorp Holdings Inc.	1	244
McKesson Corporation	1	932
Medtronic, Inc.	12	1,177
Merck & Co., Inc.	24	2,034
Mettler-Toledo International Inc. (a)	—	242
Moderna, Inc. (a)	3	87
Molina Healthcare, Inc. (a)	1	104
Pfizer Inc.	56	1,425
Quest Diagnostics Incorporated	1	214
Regeneron Pharmaceuticals, Inc.	1	571
ResMed Inc. (b)	1	396
Revvity, Inc.	1	108
Solventum Corporation (a)	1	94
Steris Public Limited Company	1	242
Stryker Corporation	3	1,250
Thermo Fisher Scientific Inc.	4	1,801
UnitedHealth Group Incorporated	9	3,042
Universal Health Services, Inc. - Class B	1	110
Vertex Pharmaceuticals Incorporated (a)	3	996
Viatris Inc.	11	108
Waters Corporation (a)	1	176
West Pharmaceutical Services, Inc.	1	192
Zimmer Biomet Holdings, Inc.	2	197
Zoetis Inc. - Class A	4	644
		49,415
Industrials 8.2%
3M Company	5	815
A. O. Smith Corporation	1	85
Allegion Public Limited Company	1	153

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
AMETEK, Inc.	2	408
Automatic Data Processing, Inc.	4	1,146
Axon Enterprise, Inc. (a)	1	550
Boeing Company, The (a)	7	1,601
Broadridge Financial Solutions, Inc.	1	270
Builders FirstSource, Inc. (a) (b)	1	136
C.H. Robinson Worldwide, Inc.	1	163
Carrier Global Corporation	8	463
Caterpillar Inc.	5	2,169
Cintas Corporation	3	694
Copart, Inc. (a)	9	398
CSX Corporation	18	655
Cummins Inc.	1	578
Dayforce, Inc. (a)	1	99
Deere & Company	2	1,134
Delta Air Lines, Inc.	6	367
Dover Corporation	1	227
Eaton Corporation Public Limited Company	4	1,441
EMCOR Group, Inc.	—	267
Emerson Electric Co.	6	724
Equifax Inc.	1	317
Expeditors International of Washington, Inc. - Class A (b)	1	167
Fastenal Company	11	553
FedEx Corporation	2	515
Fortive Corporation	3	161
GE Vernova Inc.	3	1,650
Generac Holdings Inc. (a)	1	94
General Dynamics Corporation	2	825
General Electric Company	10	3,131
Honeywell International Inc.	6	1,291
Howmet Aerospace Inc.	4	777
Hubbell Incorporated	1	229
Huntington Ingalls Industries, Inc.	—	111
IDEX Corporation	1	114
Illinois Tool Works Inc.	3	684
Ingersoll Rand Inc.	3	275
J.B. Hunt Transport Services, Inc.	1	106
Jacobs Solutions Inc.	1	182
Johnson Controls International Public Limited Company	6	687
L3Harris Technologies, Inc.	2	559
Leidos Holdings, Inc.	1	233
Lennox International Inc.	—	165
Lockheed Martin Corporation	2	986
Masco Corporation	2	128
Nordson Corporation	1	123
Norfolk Southern Corporation	2	670
Northrop Grumman Corporation	1	801
Old Dominion Freight Line, Inc.	2	260
Otis Worldwide Corporation	4	352
PACCAR Inc	5	502
Parker-Hannifin Corporation	1	959
Paychex, Inc.	3	395
Paycom Software, Inc.	1	103
Pentair Public Limited Company	2	181
Quanta Services, Inc.	1	608
Republic Services, Inc.	2	465
Rockwell Automation, Inc.	1	393
Rollins, Inc.	3	170
RTX Corporation	13	2,179
Snap-on Incorporated	1	185
Southwest Airlines Co.	5	175
Stanley Black & Decker, Inc.	2	117
Textron Inc.	2	156
Trane Technologies Public Limited Company	2	921
TransDigm Group Incorporated	1	729
Uber Technologies, Inc. (a)	21	2,016
Union Pacific Corporation	6	1,353
United Airlines Holdings, Inc. (a)	3	297
United Parcel Service, Inc. - Class B	7	598
United Rentals, Inc.	1	613
Veralto Corporation	2	259
Verisk Analytics, Inc.	1	345
W.W. Grainger, Inc.	—	414
Waste Management, Inc.	4	796
Westinghouse Air Brake Technologies Corporation	2	332
Xylem Inc.	2	355
		46,305
Consumer Staples 4.9%
Altria Group, Inc.	17	1,095
Archer-Daniels-Midland Company	5	287
Brown-Forman Corporation - Class B (b)	2	45
Bunge Global SA	1	109
Campbell's Company, The (b)	2	57
Church & Dwight Co., Inc.	3	220
Clorox Company, The	1	151
Coca-Cola Company, The	38	2,528
Colgate-Palmolive Company	8	616
Conagra Brands, Inc.	5	90
Constellation Brands, Inc. - Class A	2	204
Costco Wholesale Corporation	4	4,000
Dollar General Corporation	2	223
Dollar Tree, Inc. (a)	2	187
Estee Lauder Companies Inc., The - Class A	2	197
General Mills, Inc.	5	264
Hershey Company, The	1	268
Hormel Foods Corporation	3	70
J. M. Smucker Company, The	1	120
Kellanova	3	213
Kenvue Inc.	19	315
Keurig Dr Pepper Inc.	13	341
Kimberly-Clark Corporation	3	402
Kraft Heinz Company, The	9	226
Kroger Co., The	6	405
Lamb Weston Holdings, Inc.	1	81
McCormick & Company, Incorporated	2	163
Molson Coors Beverage Company - Class B	2	82
Mondelez International, Inc. - Class A	13	804
Monster Beverage 1990 Corporation (a)	7	462
PepsiCo, Inc.	14	1,895
Philip Morris International Inc.	15	2,484
Procter & Gamble Company, The	23	3,505
Sysco Corporation	5	392
Target Corporation	4	399
Tyson Foods, Inc. - Class A	3	157
Walmart Inc.	43	4,429
		27,486
Energy 2.9%
Apa Corp. (b)	3	84
Baker Hughes Company - Class A	10	468
Chevron Corporation	19	2,914
ConocoPhillips	12	1,172
Coterra Energy Inc.	7	175
Devon Energy Corporation	7	229
Diamondback Energy, Inc.	2	268
EOG Resources, Inc.	5	608
EQT Corporation	6	318
Expand Energy Corporation	2	242
Exxon Mobil Corporation	42	4,686
Halliburton Company	8	204
Kinder Morgan, Inc.	19	542
Marathon Petroleum Corporation	3	576
Occidental Petroleum Corporation	7	331
ONEOK, Inc.	6	448
Phillips 66	4	548
Schlumberger Limited	15	513
Targa Resources Corp.	2	361
Texas Pacific Land Corporation	—	168
Valero Energy Corporation	3	524
Williams Companies, Inc., The	12	758
		16,137
Utilities 2.3%
AES Corporation, The	7	94
Alliant Energy Corporation	3	177
Ameren Corporation	3	281
American Electric Power Company, Inc.	5	590
American Water Works Company, Inc.	2	262
Atmos Energy Corporation	2	273

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
CenterPoint Energy, Inc.	7	252
CMS Energy Corporation	3	209
Consolidated Edison, Inc.	4	363
Constellation Energy Group, Inc.	3	1,015
Dominion Energy, Inc.	8	519
DTE Energy Company	2	283
Duke Energy Corporation	8	941
Edison International	4	211
Entergy Corporation	4	409
Evergy, Inc.	2	164
Eversource Energy	4	260
Exelon Corporation	10	446
FirstEnergy Corp.	5	231
NextEra Energy, Inc.	20	1,529
NiSource Inc.	4	192
NRG Energy, Inc.	2	312
PG&E Corporation	21	318
Pinnacle West Capital Corporation	1	107
PPL Corporation	7	265
Public Service Enterprise Group Incorporated	5	406
Sempra	6	584
The Southern Company	11	1,034
Vistra Corp.	3	609
WEC Energy Group Inc.	3	363
XCEL Energy Inc.	6	454
		13,153
Real Estate 1.9%
Alexandria Real Estate Equities, Inc.	2	130
American Tower Corporation	5	886
AvalonBay Communities, Inc.	1	267
BXP, Inc. (b)	2	112
Camden Property Trust	1	106
CBRE Group, Inc. - Class A (a)	3	448
CoStar Group, Inc. (a)	4	351
Crown Castle Inc.	4	409
Digital Realty Trust, Inc.	3	539
Equinix, Inc.	1	758
Equity Residential	3	220
Essex Property Trust, Inc.	1	165
Extra Space Storage Inc.	2	289
Federal Realty Investment Trust	1	85
Healthpeak OP, LLC	7	125
Host Hotels & Resorts, Inc.	7	114
Invitation Homes Inc.	6	168
Iron Mountain Incorporated	3	297
Kimco Realty OP, LLC	7	150
Mid-America Apartment Communities, Inc.	1	160
ProLogis Inc.	9	1,041
Public Storage Operating Company	2	445
Realty Income Corporation	9	535
Regency Centers Corporation	2	109
SBA Communications Corporation - Class A	1	200
Simon Property Group, Inc.	3	582
UDR, Inc.	3	115
Ventas, Inc.	4	305
VICI Properties Inc.	10	336
Welltower Inc.	6	1,152
Weyerhaeuser Company	7	185
		10,784
Materials 1.7%
Air Products and Chemicals, Inc.	2	600
Albemarle Corporation	1	89
Amcor Pty Ltd	23	185
Avery Dennison Corporation	1	118
Ball Corporation	3	140
CF Industries Holdings, Inc.	2	148
Corteva, Inc.	7	458
Dow Inc.	7	158
DuPont de Nemours, Inc.	4	325
Eastman Chemical Company	1	70
Ecolab Inc.	2	677
Freeport-McMoRan Inc.	14	561
International Flavors & Fragrances Inc.	3	157
International Paper Company	5	237
Linde Public Limited Company	5	2,163
LyondellBasell Industries N.V. - Class A	2	121
Martin Marietta Materials, Inc.	1	381
Mosaic Company, The	3	104
Newmont Corporation	11	897
Nucor Corporation	2	288
Packaging Corporation of America	1	190
PPG Industries, Inc.	2	227
Sherwin-Williams Company, The	2	794
Smurfit Westrock Public Limited Company	5	213
Steel Dynamics, Inc.	1	183
Vulcan Materials Company	1	393
		9,877
Total Common Stocks (cost $328,424)		558,045
INVESTMENT COMPANIES 0.6%
iShares Core S&P 500 ETF	5	3,201
Total Investment Companies (cost $3,125)		3,201
SHORT TERM INVESTMENTS 0.3%
Investment Companies 0.3%
JNL Government Money Market Fund - Class I, 4.04% (c) (d)	1,804	1,804
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 4.14% (c) (d)	96	96
Total Short Term Investments (cost $1,900)		1,900
Total Investments 99.9% (cost $333,449)		563,146
Other Derivative Instruments 0.0%		9
Other Assets and Liabilities, Net 0.1%		631
Total Net Assets 100.0%		563,786

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2025.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL S&P 500 Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Bank of New York Mellon Corporation, The	553	—	17	10	8	223	767	0.2
JNL Government Money Market Fund, 4.04% - Class I	738	65,008	63,942	38	—	—	1,804	0.3
JNL Government Money Market Fund, 4.14% - Class SL	671	4,365	4,940	4	—	—	96	—
	1,962	69,373	68,899	52	8	223	2,667	0.5

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL S&P 500 Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	7	December 2025	2,326	9	33

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL S&P 500 Index Fund
Assets - Securities
Common Stocks	558,045	—	—	558,045
Investment Companies	3,201	—	—	3,201
Short Term Investments	1,900	—	—	1,900
	563,146	—	—	563,146
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	33	—	—	33
	33	—	—	33

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL/AB Sustainable Global Thematic Fund
COMMON STOCKS 98.0%
United States of America 55.2%
AbbVie Inc.	3	622
AECOM	4	581
Apple Inc.	3	744
Becton, Dickinson and Company	1	193
Broadcom Inc.	2	647
Cadence Design Systems, Inc. (a)	1	286
Emerson Electric Co.	4	510
Flex Ltd. (a)	14	797
GE HealthCare Technologies Inc.	5	404
Hologic, Inc. (a)	4	295
Jefferies Financial Group Inc.	8	495
LPL Financial Holdings Inc.	1	372
Medtronic, Inc.	4	402
Microsoft Corporation	2	1,093
Monolithic Power Systems, Inc.	—	332
NextEra Energy, Inc.	8	590
NVIDIA Corporation	5	1,014
Palo Alto Networks, Inc. (a)	2	448
Primo Brands Corporation - Class A	12	274
Rockwell Automation, Inc.	2	647
Salesforce, Inc.	2	447
ServiceNow, Inc. (a)	—	458
Stryker Corporation	1	349
Tetra Tech, Inc.	15	485
Veralto Corporation	6	618
Visa Inc. - Class A	2	690
Zebra Technologies Corporation - Class A (a)	2	617
		14,410
United Kingdom 7.0%
Experian PLC	8	394
Halma Public Limited Company	11	534
London Stock Exchange Group PLC	4	499
Relx PLC	8	404
		1,831
Canada 4.5%
Cameco Corporation	6	542
Groupe WSP Global Inc.	2	409
TMX Group Limited	6	220
		1,171
Brazil 3.6%
Cia De Saneamento Basico Do Estado De Sao Paulo SABESP	29	711
NU Holdings Ltd. - Class A (a)	13	216
		927
Taiwan 3.0%
Taiwan Semiconductor Manufacturing Company Limited - ADR	3	792
Japan 2.8%
Nissan Chemical Corporation	9	322
Terumo Corporation	26	422
		744
Italy 2.6%
Prysmian S.p.A.	7	670
China 2.5%
Lenovo Group Limited	150	222
Xiaomi Corporation (a) (b)	64	441
		663
Jersey 2.5%
Aptiv PLC (a)	8	657
Switzerland 2.4%
Alcon AG	5	369
Partners Group Holding AG	—	266
		635
Hong Kong 2.4%
AIA Group Limited	65	618
Sweden 2.0%
Spotify Technology S.A. (a)	1	528
Argentina 1.9%
MercadoLibre, Inc. (a)	—	507
France 1.8%
Danone	5	458
Germany 1.6%
SAP SE	2	423
Singapore 1.2%
Sea Limited - Class A - ADR (a)	2	304
India 1.0%
Apollo Hospitals Enterprise Limited	3	266
Total Common Stocks (cost $21,508)		25,604
SHORT TERM INVESTMENTS 1.9%
Investment Companies 1.9%
JNL Government Money Market Fund - Class I, 4.04% (c) (d)	498	498
Total Short Term Investments (cost $498)		498
Total Investments 99.9% (cost $22,006)		26,102
Other Derivative Instruments 0.0%		7
Other Assets and Liabilities, Net 0.1%		11
Total Net Assets 100.0%		26,120

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL/AB Sustainable Global Thematic Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.04% - Class I	328	7,318	7,148	23	—	—	498	1.9

JNL/AB Sustainable Global Thematic Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Xiaomi Corporation	05/09/25	422	441	1.7

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)
September 30, 2025

JNL/AB Sustainable Global Thematic Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	MSC	11/07/25	AUD	552	365	7
BRL/USD	BOA	10/02/25	BRL	4,045	760	4
CHF/USD	MSC	11/21/25	CHF	77	98	(2)
CNY/USD	MSC	10/16/25	CNY	1,266	178	1
EUR/USD	MSC	11/21/25	EUR	565	666	—
INR/USD	CIT	11/21/25	INR	16,804	189	(2)
JPY/USD	MSC	10/30/25	JPY	86,969	590	(4)
KRW/USD	CIT	10/14/25	KRW	349,836	249	(6)
KRW/USD	SCB	01/09/26	KRW	94,567	68	—
MXN/USD	MSC	10/22/25	MXN	867	47	1
SEK/USD	MSC	11/20/25	SEK	1,710	182	1
USD/BRL	CIT	10/02/25	BRL	(346)	(65)	—
USD/BRL	SCB	10/02/25	BRL	(3,699)	(695)	(21)
USD/BRL	BOA	11/04/25	BRL	(4,045)	(754)	(3)
USD/CAD	MSC	11/14/25	CAD	(554)	(399)	3
USD/CHF	MSC	11/21/25	CHF	(195)	(246)	1
USD/GBP	MSC	12/05/25	GBP	(723)	(972)	15
USD/HKD	MSC	10/14/25	HKD	(3,280)	(422)	(1)
USD/HKD	MSC	10/14/25	HKD	(545)	(70)	—
USD/JPY	MSC	10/30/25	JPY	(9,867)	(67)	—
USD/TWD	BOA	11/21/25	TWD	(12,244)	(403)	10
USD/TWD	MSC	11/21/25	TWD	(2,012)	(66)	—
USD/TWD	UBS	11/21/25	TWD	(2,151)	(71)	—
ZAR/USD	MSC	10/14/25	ZAR	991	57	3
					(781)	7

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/AB Sustainable Global Thematic Fund
Assets - Securities
Common Stocks	19,296	6,308	—	25,604
Short Term Investments	498	—	—	498
	19,794	6,308	—	26,102
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	46	—	46
	—	46	—	46
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(39)	—	(39)
	—	(39)	—	(39)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL/AQR Large Cap Defensive Style Fund
COMMON STOCKS 99.1%
Information Technology 18.6%
Accenture Public Limited Company - Class A	11	2,624
Adobe Inc. (a)	1	352
Advanced Micro Devices, Inc. (a)	27	4,384
Apple Inc.	12	3,148
Applied Materials, Inc.	3	623
AppLovin Corporation - Class A (a)	3	2,331
Arista Networks, Inc. (a)	57	8,283
Broadcom Inc.	5	1,618
Cisco Systems, Inc.	91	6,247
CrowdStrike Holdings, Inc. - Class A (a)	5	2,423
Datadog, Inc. - Class A (a)	22	3,145
Dell Technologies Inc. - Class C	40	5,727
Dolby Laboratories, Inc. - Class A	6	419
Fortinet, Inc. (a)	19	1,588
International Business Machines Corporation	14	3,830
Intuit Inc.	2	1,297
Lam Research Corporation	14	1,937
Lattice Semiconductor Corporation (a)	9	629
Microsoft Corporation	7	3,865
Motorola Solutions, Inc.	5	2,419
Nutanix, Inc. - Class A (a)	5	362
NVIDIA Corporation	37	6,933
Palantir Technologies Inc. - Class A (a)	19	3,407
Palo Alto Networks, Inc. (a)	2	348
Roper Technologies, Inc.	7	3,471
Salesforce, Inc.	3	666
ServiceNow, Inc. (a)	3	2,851
Teledyne Technologies Incorporated (a)	1	563
Ubiquiti Inc.	1	937
Zoom Communications, Inc. - Class A (a)	57	4,688
Zscaler, Inc. (a)	1	430
		81,545
Industrials 14.7%
AAON, Inc.	7	620
Automatic Data Processing, Inc.	19	5,615
Caci International Inc. - Class A (a)	7	3,548
Caterpillar Inc.	3	1,200
Cintas Corporation	10	2,084
Copart, Inc. (a)	52	2,322
Cummins Inc.	—	173
Deere & Company	9	3,951
FTI Consulting, Inc. (a)	16	2,521
General Dynamics Corporation	8	2,704
General Electric Company	24	7,222
Illinois Tool Works Inc.	6	1,434
Leidos Holdings, Inc.	7	1,246
Lockheed Martin Corporation	11	5,254
Northrop Grumman Corporation	6	3,433
Parsons Corporation (a) (b)	10	862
Republic Services, Inc.	24	5,568
Rollins, Inc.	8	490
RTX Corporation	15	2,518
Trane Technologies Public Limited Company	9	3,608
Uber Technologies, Inc. (a)	6	635
Verisk Analytics, Inc.	5	1,357
Waste Management, Inc.	26	5,660
Westinghouse Air Brake Technologies Corporation	1	152
		64,177
Consumer Staples 14.0%
Altria Group, Inc.	30	2,003
Casey's General Stores, Inc.	2	1,218
Church & Dwight Co., Inc.	30	2,658
Coca-Cola Company, The	80	5,319
Colgate-Palmolive Company	58	4,621
Costco Wholesale Corporation	6	5,531
General Mills, Inc.	30	1,496
Hershey Company, The	11	2,071
Hormel Foods Corporation	47	1,164
Kimberly-Clark Corporation	1	175
Kroger Co., The	78	5,276
Mondelez International, Inc. - Class A	32	1,971
Monster Beverage 1990 Corporation (a)	81	5,424
PepsiCo, Inc.	31	4,320
Philip Morris International Inc.	35	5,640
Pilgrim's Pride Corporation	15	607
Procter & Gamble Company, The	34	5,265
Seaboard Corporation	—	376
Walmart Inc.	58	6,005
		61,140
Health Care 12.7%
Abbott Laboratories	43	5,816
Becton, Dickinson and Company	4	755
Boston Scientific Corporation (a)	31	3,054
Cardinal Health, Inc.	16	2,523
Cencora, Inc.	14	4,457
Cigna Group, The	3	969
Danaher Corporation	7	1,409
Edwards Lifesciences Corporation (a)	8	592
Elevance Health, Inc.	4	1,420
Eli Lilly and Company	2	1,539
Humana Inc.	5	1,241
Johnson & Johnson	37	6,818
McKesson Corporation	8	6,566
Medtronic, Inc.	13	1,191
Merck & Co., Inc.	47	3,908
Neurocrine Biosciences, Inc. (a)	6	797
Regeneron Pharmaceuticals, Inc.	3	1,502
Stryker Corporation	2	569
Summit Therapeutics Inc. (a) (b)	9	176
Thermo Fisher Scientific Inc.	2	1,100
United Therapeutics Corporation (a)	8	3,426
UnitedHealth Group Incorporated	10	3,447
Veeva Systems Inc. - Class A (a)	3	1,006
Vertex Pharmaceuticals Incorporated (a)	3	1,041
Viking Therapeutics, Inc. (a) (b)	13	336
		55,658
Financials 12.1%
Allstate Corporation, The	7	1,561
Arch Capital Group Ltd.	38	3,488
CBOE Global Markets, Inc.	26	6,406
Chubb Limited	21	5,793
Cincinnati Financial Corporation	2	328
Citigroup Inc.	7	689
CME Group Inc. - Class A	23	6,084
Fiserv, Inc. (a)	8	1,087
Hartford Insurance Group, Inc., The	6	759
Intercontinental Exchange, Inc.	7	1,206
JPMorgan Chase & Co.	6	1,854
Marsh & Mclennan Companies, Inc.	2	376
MasterCard Incorporated - Class A	11	6,123
Progressive Corporation, The	22	5,441
Travelers Companies, Inc., The	15	4,298
Visa Inc. - Class A	17	5,935
W. R. Berkley Corporation	12	941
White Mountains Insurance Group Ltd	—	552
		52,921
Communication Services 10.8%
Alphabet Inc. - Class A	33	7,930
AT&T Inc.	216	6,103
DoubleVerify Holdings, Inc. (a)	51	611
Electronic Arts Inc.	27	5,404
Fox Corporation - Class A	12	771
Liberty Global Ltd. - Class A (a)	12	140
Meta Platforms, Inc. - Class A	9	6,490
Netflix, Inc. (a)	3	3,211
Roblox Corporation - Class A (a)	17	2,387
Spotify Technology S.A. (a)	8	5,571
The New York Times Company - Class A	8	467
T-Mobile US, Inc.	10	2,483
Verizon Communications Inc.	135	5,919
		47,487
Consumer Discretionary 10.5%
Airbnb, Inc. - Class A (a)	11	1,328

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Amazon.com, Inc. (a)	27	6,017
AutoZone, Inc. (a)	1	6,186
Booking Holdings Inc.	1	4,870
Chipotle Mexican Grill, Inc. (a)	15	607
Deckers Outdoor Corporation (a)	20	1,984
Dillard's, Inc. - Class A	5	2,846
DoorDash, Inc. - Class A (a)	2	603
Garmin Ltd.	10	2,415
General Motors Company	29	1,742
McDonald's Corporation	18	5,588
O'Reilly Automotive, Inc. (a)	63	6,800
TJX Companies, Inc., The	22	3,232
Williams-Sonoma, Inc.	9	1,787
		46,005
Energy 4.2%
Chevron Corporation	17	2,710
Civitas Resources, Inc. (b)	60	1,958
ConocoPhillips	25	2,368
Coterra Energy Inc.	27	634
DT Midstream, Inc.	18	2,014
EOG Resources, Inc.	35	3,906
Exxon Mobil Corporation	24	2,721
Texas Pacific Land Corporation	2	1,863
		18,174
Materials 1.0%
Linde Public Limited Company	8	3,710
Packaging Corporation of America	4	800
		4,510
Utilities 0.5%
Duke Energy Corporation	16	2,038
Total Common Stocks (cost $325,360)		433,655
SHORT TERM INVESTMENTS 1.1%
Investment Companies 1.0%
JNL Government Money Market Fund - Class I, 4.04% (c) (d)	4,490	4,490
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 4.14% (c) (d)	185	185
Total Short Term Investments (cost $4,675)		4,675
Total Investments 100.2% (cost $330,035)		438,330
Other Derivative Instruments 0.0%		11
Other Assets and Liabilities, Net (0.2)%		(732)
Total Net Assets 100.0%		437,609

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2025.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL/AQR Large Cap Defensive Style Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.04% - Class I	6,626	74,553	76,689	521	—	—	4,490	1.0
JNL Government Money Market Fund, 4.14% - Class SL	—	10,382	10,197	8	—	—	185	0.1
	6,626	84,935	86,886	529	—	—	4,675	1.1

JNL/AQR Large Cap Defensive Style Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	2	December 2025	666	11	8

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/AQR Large Cap Defensive Style Fund
Assets - Securities
Common Stocks	433,655	—	—	433,655
Short Term Investments	4,675	—	—	4,675
	438,330	—	—	438,330
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	8	—	—	8
	8	—	—	8

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL/BlackRock Global Allocation Fund
COMMON STOCKS 61.7%
Information Technology 17.1%
Accenture Public Limited Company - Class A	10	2,489
Accton Technology Corporation	20	689
Adobe Inc. (a) (b)	12	4,275
Advanced Micro Devices, Inc. (a)	27	4,398
Advantest Corporation	12	1,145
Amphenol Corporation - Class A	18	2,225
Analog Devices, Inc.	10	2,447
Apple Inc. (b) (c)	237	60,473
Applied Materials, Inc.	7	1,428
ASMedia Technology Inc.	6	294
ASML Holding N.V.	16	15,883
ASPEED Technology Inc.	6	999
Autodesk, Inc. (a) (c)	19	6,179
Avaya Holdings Corp. (a)	—	2
Broadcom Inc. (c)	99	32,799
Cadence Design Systems, Inc. (a)	11	3,810
Canon Inc.	40	1,175
Cisco Systems, Inc.	141	9,629
Cognizant Technology Solutions Corporation - Class A	13	900
Confluent, Inc. - Class A (a)	168	3,321
Core Scientific, Inc. (a) (d)	58	1,037
CrowdStrike Holdings, Inc. - Class A (a)	5	2,408
Dassault Systemes	39	1,319
Datadog, Inc. - Class A (a)	33	4,726
Dell Technologies Inc. - Class C	19	2,713
Elm Company	—	102
eMemory Technology Inc.	5	334
EPAM Systems, Inc. (a)	1	119
Fair Isaac Corporation (a)	1	980
Figma, Inc. - Class A (a) (d)	4	194
FUJIFILM Holdings Corporation	26	648
Gen Digital Inc.	24	689
Genius Electronic Optical Co., Ltd.	34	473
Global Unichip Corp.	5	222
Hewlett Packard Enterprise Company	55	1,342
HP, Inc.	19	517
HubSpot, Inc. (a)	—	112
Infosys Limited	26	419
Intel Corporation (a) (c)	48	1,610
Intuit Inc. (c)	11	7,274
Jabil Inc.	11	2,491
Keyence Corporation	6	2,124
King Slide Works Co., Ltd.	6	654
Lam Research Corporation	31	4,097
Lenovo Group Limited	510	754
Logitech International S.A. - Class N	2	207
MediaTek Inc.	16	683
Microchip Technology Incorporated	16	998
Micron Technology, Inc. (c)	74	12,464
Microsoft Corporation (c)	146	75,826
MongoDB, Inc. - Class A (a)	5	1,497
Murata Manufacturing Co., Ltd.	147	2,802
Northern Data AG (a)	7	150
NVIDIA Corporation (b) (c)	435	81,249
NXP Semiconductors N.V.	11	2,613
Oracle Corporation (c)	36	10,241
Palantir Technologies Inc. - Class A (a) (c)	34	6,277
Pure Storage, Inc. - Class A (a)	1	102
Qualcomm Incorporated	9	1,561
Rakus Co., Ltd.	41	374
Realtek Semiconductor Corporation	61	1,099
Salesforce, Inc. (c)	47	11,168
Samsung Electronics Co., Ltd.	32	1,951
SAP SE	14	3,667
ServiceNow, Inc. (a)	5	4,409
ServiceTitan, Inc. - Class A (a)	49	4,959
SK Hynix Inc.	4	1,054
Skyworks Solutions, Inc.	21	1,610
Snowflake Inc. - Class A (a)	7	1,667
Socionext Inc. (d)	22	414
STMicroelectronics N.V.	24	675
Taiwan Semiconductor Manufacturing Company Limited - ADR (c)	3	967
Taiwan Semiconductor Manufacturing Company Limited	571	24,672
TD SYNNEX Corporation	3	568
TE Connectivity Public Limited Company	6	1,366
Trend Micro Incorporated	13	718
VeriSign, Inc.	3	754
Veritas NewCo. (a) (e)	4	92
Veritas NewCo. (a) (e)	6	133
Western Digital Corporation	10	1,182
WOM Mobile SPA (a) (e)	1	13
Workday, Inc. - Class A (a)	7	1,596
Xiaomi Corporation (a) (f)	75	521
Zoom Communications, Inc. - Class A (a)	1	112
		454,329
Financials 9.2%
Abu Dhabi Commercial Bank PJSC	28	112
Accelerant Holdings - Class A (a) (d)	7	106
Admiral Group PLC	22	1,005
AIA Group Limited	—	2
Akbank Turk Anonim Sirketi - Class A	164	248
Aktsionernoe Obshchestvo Narodny Bank Kazakhstana - GDR (f)	4	113
Al Rajhi Banking and Investment Corporation	13	379
Allianz SE	4	1,771
AXA	9	412
Axis Bank Limited	4	45
B3 S.A. - Brasil, Bolsa, Balcao	469	1,177
Bajaj Finance Limited	4	41
Banca Monte dei Paschi di Siena S.p.A.	208	1,853
Banco Bilbao Vizcaya Argentaria, S.A.	189	3,645
Banco de Sabadell, S.A. (d)	226	881
Banco do Brasil S.A.	93	383
Bank of America Corporation (c)	364	18,803
Bankinter Sociedad Anonima (d)	74	1,172
BB Seguridade Participacoes S.A.	115	715
Bullish (a)	23	1,477
CaixaBank, S.A.	271	2,853
Capital One Financial Corporation (c)	59	12,531
CIMB Group Holdings Berhad	40	70
Citigroup Inc. (c)	204	20,661
Coinbase Global, Inc. - Class A (a)	1	419
Comerica Incorporated	2	129
Dai-ichi Life Holdings, Inc.	129	1,017
Daiwa Securities Group Inc. (d)	82	669
Deutsche Bank Aktiengesellschaft - Class N	22	777
DNB Bank ASA	12	318
EQT AB (f)	7	233
FactSet Research Systems Inc.	1	389
Fidelity National Information Services, Inc.	8	555
Finecobank Banca Fineco S.P.A.	26	573
First Citizens BancShares, Inc. - Class A	—	601
First Horizon Corporation	11	238
FirstRand Limited	193	869
Fiserv, Inc. (a)	18	2,257
Flagstar Financial, Inc.	90	1,035
GMO Payment Gateway, Inc. (d)	5	281
Goldman Sachs Group, Inc., The	3	2,467
Grupo Cibest S.A. - ADR	3	130
Grupo Financiero Banorte, S.A.B. de C.V.	132	1,322
ICICI Bank Limited	3	51
Independence Holdings, LLC	8	438
ING Groep N.V.	175	4,559
Interactive Brokers Group, Inc. - Class A	4	302
Intesa Sanpaolo S.p.A.	2,107	13,942
Invesco Ltd.	53	1,215
Investor Aktiebolag - Class B	22	686
Japan Exchange Group, Inc.	71	788
Japan Post Bank Co., Ltd.	184	2,255
Japan Post Holdings Co., Ltd.	75	747
Joint Stock Company Kaspi.Kz - ADR (f)	2	170
JPMorgan Chase & Co. (c)	74	23,489
KB Financial Group Inc.	3	242

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
KKR & Co. Inc. - Class A	54	7,005
Komercni banka, a.s.	2	123
Krungthai Card Public Company Limited	154	143
Lion Finance Group PLC	1	110
Lloyds Banking Group PLC	619	700
Macquarie Group Limited	8	1,136
MarketAxess Holdings Inc.	1	153
Marsh & Mclennan Companies, Inc.	46	9,319
MasterCard Incorporated - Class A (c)	25	13,977
Mediobanca Banca di Credito Finanziario Societa' Per Azioni	31	628
Metropolitan Bank & Trust Company	61	71
Mitsubishi UFJ Financial Group, Inc.	40	642
MONETA Money Bank, a.s. (f)	7	60
MSCI Inc. - Class A	3	1,445
National Bank of Greece S.A. - Class R	9	127
NatWest Group PLC	211	1,483
Nomura Holdings, Inc.	104	764
OTP Bank Nyrt.	4	309
Partners Group Holding AG	2	2,841
PayPal Holdings, Inc. (a)	30	1,985
Power Corporation of Canada (d)	4	155
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna	8	161
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	67	1,008
Principal Financial Group, Inc.	26	2,180
Progressive Corporation, The	57	14,184
PT Bank Mandiri (Persero) Tbk	1,200	318
PT Bank Syariah Indonesia Tbk	451	70
Raiffeisen Bank International AG	1	37
Rasan Information Technology Company (a)	5	140
Raymond James Financial, Inc.	1	130
Robinhood Markets, Inc. - Class A (a)	5	648
S&P Global Inc.	2	1,006
Sampo Oyj - Class A	51	585
Saudi National Bank, The	6	66
Schroders PLC	59	297
SLM Corporation (d)	9	259
Societe Generale	20	1,319
St. James's Place PLC	22	376
State Street Corporation	6	712
Sumitomo Mitsui Financial Group, Inc.	20	562
Sun Life Financial Inc.	42	2,504
Synchrony Financial	19	1,372
T. Rowe Price Group, Inc.	18	1,886
TBC Bank Group PLC	1	83
The PNC Financial Services Group, Inc.	4	788
TS Financial Holding Co., Ltd.	298	176
Turkiye Is Bankasi Anonim Sirketi - Class C	713	243
UBS Group AG	9	372
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A.	184	14,002
Visa Inc. - Class A	8	2,645
Wells Fargo & Company (c)	201	16,815
XP Inc. - Class A	4	74
Zurich Insurance Group AG - Class N	2	1,270
		243,082
Consumer Discretionary 7.3%
Airbnb, Inc. - Class A (a)	14	1,728
Alibaba Group Holding Limited - ADR	12	2,103
Amazon.com, Inc. (a) (b) (c)	232	50,889
Aptiv PLC (a)	11	949
AutoNation, Inc. (a)	1	272
B&M European Value Retail S.A.	107	375
Best Buy Co., Inc.	7	532
Bloomberry Resorts Corporation	448	32
Booking Holdings Inc.	1	4,346
Bridgestone Corporation	6	268
BYD Company Limited - Class H	326	4,626
Caesars Entertainment, Inc. (a)	13	364
CarMax, Inc. (a)	37	1,652
Century Communities, Inc.	9	561
Chipotle Mexican Grill, Inc. (a)	22	846
Compass Group PLC	231	7,871
D.R. Horton, Inc. (c)	45	7,630
Deckers Outdoor Corporation (a)	3	317
DigiPlus Interactive Corp.	84	37
Dillard's, Inc. - Class A (d)	—	263
DK Crown Holdings Inc. - Class A (a)	56	2,111
eBay Inc.	14	1,266
Eicher Motors Limited	2	128
Evolution AB (publ) (f)	10	827
Fast Retailing Co., Ltd.	1	273
Flutter Entertainment Public Limited Company (a)	11	2,793
Ford Motor Company	127	1,517
Geely Automobile Holdings Limited	211	530
Genius Sports Limited (a)	80	996
Great Wall Motor Company Limited - Class A	450	1,555
Greek Organisation of Football Prognostics S.A. - Class R	5	112
Hermes International	3	7,992
Hilton Worldwide Holdings Inc. (c)	20	5,248
Home Depot, Inc., The	32	12,835
Industria de Diseno Textil, S.A.	18	973
Isetan Mitsukoshi Holdings Ltd. (d)	21	380
Jawbone Inc. (e) (f)	—	—
JD.com, Inc. - Class A	76	1,329
Las Vegas Sands Corp.	68	3,643
Les Vetements de Sport Gildan Inc. - Class A	8	475
Lojas Renner S/A.	265	744
LPP Spolka Akcyjna	—	263
LVMH Moet Hennessy Louis Vuitton	6	3,687
M/I Homes, Inc. (a)	2	324
Mazda Motor Corporation (d)	55	398
McDonald's Corporation	12	3,567
MercadoLibre, Inc. (a)	—	1,080
Meritage Homes Corporation	7	509
MGM Resorts International (a)	54	1,867
Misto Holdings Corporation	3	92
Mr Price Group	30	354
Nikon Corporation (d)	27	319
Nissan Motor Co., Ltd. (a)	159	390
Pandora A/S	4	458
POP MART International Group Limited (f)	57	1,955
Prosus N.V. - Class N	30	2,135
PT Mitra Adiperkasa	1,102	75
Rakuten Group, Inc. (a)	83	539
Renault	12	477
SAIC Motor Corporation Limited - Class A	454	1,090
Seres Co., Ltd. - Class A	3	82
Shenzhou International Group Holdings Limited	58	459
Six Flags Entertainment Corporation (a) (d)	24	546
Societe d'exploitation Hoteliere	7	470
Suzuki Motor Corporation	95	1,390
Tapestry, Inc.	16	1,800
Tesla Inc. (a) (c)	46	20,449
TJX Companies, Inc., The (c)	71	10,297
Toll Brothers, Inc.	12	1,722
Toyota Motor Corporation	112	2,150
TRI Pointe Homes Holdings, Inc. (a)	15	522
Trip.com Group Limited	7	495
Wynn Macau, Limited	805	746
Wynn Resorts, Limited	2	252
Yum China Holdings, Inc.	31	1,358
Yum China Holdings, Inc. (d)	1	28
		193,733
Industrials 7.1%
ABB Ltd - Class N	9	634
Air Arabia PJSC	111	113
Airbus SE	17	4,025
Airtac International Group	19	473
Aktiebolaget Volvo - Class B	31	887
Amentum Holdings, Inc. (a)	17	414
ASSA ABLOY AB - Class B	7	231
Athens International Airport S.A.	17	203
Atlas Copco Aktiebolag - Class A	62	1,045
BAE Systems PLC	524	14,556
BELIMO Holding AG - Class N	1	849
Boeing Company, The (a) (c)	67	14,473
Bouygues	17	754

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Bunzl Public Limited Company	25	788
CAE Inc. (a)	9	270
Canadian National Railway Company	16	1,549
Carrier Global Corporation	19	1,120
Compagnie de Saint-Gobain	66	7,122
Daikin Industries, Ltd.	—	3
Dayforce, Inc. (a)	6	437
Delta Air Lines, Inc. (c)	89	5,045
DSV A/S	24	4,851
Eaton Corporation Public Limited Company	3	1,159
EBARA Corporation	8	182
Eiffage	8	1,057
EMCOR Group, Inc.	1	633
Experian PLC	14	705
Fortive Corporation	14	686
Frontken Corporation Berhad	151	150
Furukawa Electric Co., Ltd. (d)	8	469
GE Vernova Inc.	4	2,412
Geberit AG - Class N	2	1,169
General Dynamics Corporation	3	1,053
General Electric Company	31	9,184
GFL Environmental Inc.	9	433
Graco Inc.	6	510
Grupo Aeroportuario del Sureste, S.A.B. de C.V. - Class B	8	255
GS Engineering & Construction Corp.	14	182
HD Hyundai Heavy Industries Co., Ltd.	1	524
HD Hyundai Marine Solution Co., Ltd.	2	326
HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	2	532
Hindustan Aeronautics Limited	7	354
Honeywell International Inc.	5	1,070
Howmet Aerospace Inc.	16	3,075
Huntington Ingalls Industries, Inc.	4	1,279
Hyundai Mipo Dockyard Co., Ltd.	4	607
International Container Terminal Services, Inc.	10	83
Kawasaki Kisen Kaisha, Ltd. (d)	53	757
Komatsu Ltd.	26	922
Kone Corporation - Class B	10	657
Kongsberg Gruppen ASA	24	782
Leonardo S.p.A.	38	2,402
Localiza Rent A Car S/A	6	46
Lockheed Martin Corporation	5	2,246
MISUMI Group Inc.	29	445
Mitsubishi Corporation	14	329
Nidec Corporation	32	571
Nippon Yusen Kabushiki Kaisha (d)	13	454
Obayashi Corporation	34	565
Otis Worldwide Corporation	19	1,720
Palladyne AI Corp. (a) (d)	1	11
Promotora y Operadora de Infraestructura, S.A.B. de C.V.	7	99
PT Astra International	595	207
RB Global, Inc.	7	810
Relx PLC	182	8,688
Rolls-Royce Holdings PLC	373	5,990
RTX Corporation	3	420
Rumo S.A.	27	82
Safran	3	934
Schneider Electric SE	2	680
SGS S.A.	3	331
Shimizu Corporation	69	965
Siemens Energy AG (a)	16	1,911
Sungrow Power Supply Co., Ltd. - Class A	13	291
Techtronic Industries Company Limited	84	1,073
Textron Inc.	30	2,514
Thales	4	1,359
Thomson Reuters Corporation	3	532
TOTO Ltd. (d)	24	626
Toyota Tsusho Corporation	32	880
Trane Technologies Public Limited Company (c)	36	15,015
TransDigm Group Incorporated	7	8,843
Transurban Holdings Limited	145	1,329
Uber Technologies, Inc. (a) (c)	72	7,005
Union Pacific Corporation	22	5,309
United Airlines Holdings, Inc. (a) (c)	37	3,527
Vertiv Holdings Co - Class A	98	14,816
Vestas Wind Systems A/S	33	618
Waste Management, Inc.	5	1,036
Weichai Power Co., Ltd. - Class H	331	593
Wizz Air Holdings PLC (a) (d) (f)	8	124
Wolters Kluwer N.V. - Class C	10	1,419
Worley Limited	35	328
XPO, Inc. (a)	5	584
Yaskawa Electric Corporation	17	352
		189,128
Communication Services 6.6%
Alphabet Inc. - Class C (c)	193	46,889
AMC Networks, Inc. - Class A (a)	15	120
AT&T Inc.	84	2,375
Cellnex Telecom, S.A. (f)	144	4,990
Deutsche Telekom AG - Class N	18	627
EchoStar Corporation - Class A (a) (c) (d)	31	2,393
Elisa Oyj	9	468
Emirates Integrated Telecommunications Company PJSC	12	30
Etihad Etisalat Company	16	294
Former Charter Communications Parent, Inc. - Class A (a)	3	932
Fox Corporation - Class A	44	2,803
Hellenic Telecommunications Organization S.A. - Class R	7	126
International Games System Co., Ltd.	12	311
Kakaku.com, Inc.	24	406
KDDI Corporation	38	611
Krafton, Inc. (a)	3	698
LINEYahoo! Corporation	301	968
Lionsgate Studios Corp. (a)	116	800
Live Nation Entertainment, Inc. (a) (c)	49	8,038
Lumen Technologies, Inc. (a)	175	1,070
Match Group, Inc.	89	3,145
Meta Platforms, Inc. - Class A (c)	60	44,191
NAVER Corporation	9	1,808
NetEase, Inc.	31	926
Netflix, Inc. (a) (c)	12	14,065
NEXON Co., Ltd.	43	949
Nintendo Co., Ltd.	6	536
Omnicom Group Inc.	18	1,459
Orange	78	1,268
Paramount Skydance Corporation - Class B (d)	6	107
PT Telekomunikasi Indonesia (Persero) Tbk	290	54
Roblox Corporation - Class A (a)	6	821
SoftBank Group Corp.	10	1,238
Spotify Technology S.A. (a)	2	1,111
Starz Entertainment (a)	5	70
Take-Two Interactive Software, Inc. (a)	3	889
Telenor ASA	40	662
Tencent Holdings Limited	131	11,197
The Interpublic Group of Companies, Inc.	31	860
T-Mobile US, Inc.	4	915
True Corporation Public Company Limited (a)	316	102
Verizon Communications Inc.	95	4,163
Vodacom Group	8	61
Walt Disney Company, The (c)	71	8,121
Warner Bros. Discovery, Inc. - Series A (a) (c)	46	890
		174,557
Health Care 5.7%
Abbott Laboratories	5	675
AbbVie Inc.	4	886
Alcon AG	11	804
Amgen Inc.	3	912
argenx SE - ADR (a)	1	488
Argenx SE (a)	2	1,502
Asahi Intecc Co., Ltd.	23	376
AstraZeneca PLC	2	347
Bayer Aktiengesellschaft - Class N	30	1,005
Boston Scientific Corporation (a)	145	14,193
Bristol-Myers Squibb Company	47	2,104
Centene Corporation (a)	18	629

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Charles River Laboratories International, Inc. (a)	3	466
Coloplast A/S - Class B	6	496
CSL Limited	4	520
CVS Health Corporation	9	676
Daiichi Sankyo Company, Limited	23	526
Danaher Corporation	13	2,663
Davita Inc. (a)	2	281
DexCom, Inc. (a)	7	455
Edwards Lifesciences Corporation (a)	10	789
Eli Lilly and Company (c)	29	22,199
EssilorLuxottica	37	11,923
Fresenius Medical Care AG	9	495
GE HealthCare Technologies Inc.	6	416
Genmab A/S (a)	2	611
Gilead Sciences, Inc.	8	862
Grand Round, Inc. (e) (f)	644	567
GSK PLC	74	1,578
Incyte Corporation (a)	8	698
Insmed Incorporated (a)	3	495
Intuitive Surgical, Inc. (a) (c)	20	8,857
Masimo Corporation (a)	15	2,217
McKesson Corporation (c)	17	13,409
Medtronic, Inc.	110	10,493
MERCK Kommanditgesellschaft auf Aktien	1	103
NMC Health PLC (e)	162	—
Novartis AG - Class N	39	4,960
Novo Nordisk A/S - Class B	54	2,990
Olympus Corporation	91	1,152
Pfizer Inc.	91	2,324
Rede D'or Sao Luiz S.A.	13	107
Regeneron Pharmaceuticals, Inc.	1	378
Royalty Pharma PLC - Class A	5	194
Sanofi	78	7,327
Santen Pharmaceutical Co., Ltd. (d)	31	348
Stryker Corporation	32	11,656
Telix Pharmaceuticals Limited (a) (d)	35	340
Teva Pharmaceutical Industries Ltd - ADR (a)	46	925
Thermo Fisher Scientific Inc.	6	2,727
UCB	1	171
UnitedHealth Group Incorporated	4	1,479
Universal Health Services, Inc. - Class B	3	689
Vertex Pharmaceuticals Incorporated (a)	9	3,576
Viatris Inc.	103	1,025
Waters Corporation (a)	5	1,382
West Pharmaceutical Services, Inc.	—	96
Zimmer Biomet Holdings, Inc.	15	1,450
Zoetis Inc. - Class A	8	1,142
		152,154
Consumer Staples 2.8%
Alimentation Couche-Tard Inc.	37	1,957
Altria Group, Inc.	40	2,661
Archer-Daniels-Midland Company	23	1,392
British American Tobacco P.L.C.	17	884
Carrefour	40	606
Coca-Cola Company, The	38	2,498
Costco Wholesale Corporation	21	19,376
CP ALL Public Company Limited	158	230
Dollar General Corporation	25	2,620
Eastroc Beverage(Group) Co., Ltd. - Class A	6	251
Fomento Economico Mexicano, S.A. B. De C.V.	8	75
General Mills, Inc.	14	707
ITC Limited	95	431
J Sainsbury PLC	287	1,291
Japan Tobacco Inc.	85	2,784
Jeronimo Martins, SGPS, S.A.	7	162
Keurig Dr Pepper Inc.	39	992
Koninklijke Ahold Delhaize N.V.	6	238
KT&G Corporation	7	657
L'Oreal	1	332
Marks and Spencer Group P.L.C.	148	726
Nestle S.A. - Class N	24	2,205
Nongfu Spring Co., Ltd. - Class H (f)	—	1
Philip Morris International Inc.	56	9,040
Walmart Inc.	218	22,491
Woolworths Group Limited	47	828
		75,435
Energy 2.6%
BP P.L.C.	115	662
Cameco Corporation (c)	93	7,786
Canadian Natural Resources Limited	45	1,449
Cenovus Energy Inc.	50	844
Cheniere Energy, Inc.	5	1,075
Chevron Corporation	55	8,616
Devon Energy Corporation	4	132
ENEOS Holdings, Inc.	290	1,840
EOG Resources, Inc.	32	3,627
EQT Corporation (c)	97	5,289
Flowco Holdings Inc. - Class A	28	420
Idemitsu Kosan Co., Ltd.	95	649
Koninklijke Vopak N.V.	5	218
Phillips 66	8	1,054
Repsol S.A.	52	921
Santos Limited	15	66
Shell PLC - Class A	302	10,839
Solaris Energy Infrastructure, Inc. - Class A	48	1,930
Suncor Energy Inc.	122	5,121
Targa Resources Corp.	2	271
TC Energy Corporation (d)	20	1,067
Valero Energy Corporation (c)	35	6,006
Williams Companies, Inc., The (c)	126	8,010
		67,892
Materials 1.7%
Air Products and Chemicals, Inc.	16	4,268
Algoma Steel Group Inc.	88	313
Asahi Kasei Corporation	74	586
Ball Corporation	14	691
Barrick Mining Corporation	37	1,203
BHP Group Limited	98	2,746
Borouge PLC	167	115
CEMEX S.A.B. de C.V. - Series A	240	215
CF Industries Holdings, Inc.	10	939
CRH Public Limited Company (c)	77	9,287
DuPont de Nemours, Inc.	10	812
Eldorado Gold Corporation (a)	12	344
Fortescue Ltd	21	265
Freeport-McMoRan Inc.	206	8,085
Fresnillo PLC	44	1,386
Grupo Mexico, S.A.B. de C.V. - Class B	21	183
Harmony Gold Mining Company	63	1,145
Holcim AG	16	1,372
Kansai Paint Co., Ltd. (d)	22	352
Kinross Gold Corporation	62	1,544
Kumba Iron Ore Ltd (f)	9	177
Kuraray Co., Ltd. (d)	35	402
L'Air Liquide, societe anonyme pour l'Etude et l'Exploitation des procedes Georges Claude	1	174
Louisiana-Pacific Corporation (W VA)	6	499
Mosaic Company, The	31	1,066
Nippon Paint Holdings Co., Ltd. (d)	—	1
Nippon Steel Corporation (d)	25	101
Nissan Chemical Corporation (d)	14	516
Nucor Corporation	3	468
Nutrien Ltd. (d)	6	339
Quintis Limited (e) (f) (g)	3,771	—
Rio Tinto Limited	1	77
Saudi Basic Industries Corporation	5	79
SSAB AB - Class A	32	192
SSAB AB - Class B	50	290
Symrise AG	10	842
Teck Resources Limited - Class B	28	1,236
Vale S.A.	8	85
Valterra Platinum	19	1,338
Yanbu National Petrochemical Company	11	106
		43,839
Utilities 1.5%
Ameren Corporation	2	231
Duke Energy Corporation	18	2,203
E.ON SE - Class N	51	955

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Elia Group	4	411
Eneva S.A. (a)	93	290
Engie	71	1,521
Eversource Energy	9	644
Fortis Inc.	5	255
GAIL (India) Limited	33	66
National Grid PLC	757	10,853
NextEra Energy, Inc.	122	9,204
NRG Energy, Inc.	15	2,388
Vistra Corp.	61	11,937
		40,958
Real Estate 0.1%
Aldar Properties - P J S C	53	137
Ayala Land Inc.	198	83
Digital Realty Trust, Inc.	2	424
Emaar Development LLC	22	81
Emaar Properties PJSC	108	385
FirstService Corporation	2	399
PT Ciputra Development	2,757	154
UOL Group Limited	29	173
VICI Properties Inc.	40	1,297
Welltower Inc.	1	260
		3,393
Total Common Stocks (cost $1,407,892)		1,638,500
CORPORATE BONDS AND NOTES 10.4%
Financials 1.8%
Acrisure, LLC
4.25%, 02/15/29 (h)	280	270
AIA Group Limited
5.40%, 09/30/54 (f)	300	295
AIB Group Public Limited Company
6.00%, (100, 07/14/31), EUR (f) (i)	250	299
Alexandrite Lake Lux Holdings S.a r.l.
6.75%, 07/30/30, EUR (f)	531	636
Alliant Holdings Intermediate, LLC
6.75%, 04/15/28 (h)	200	203
7.00%, 01/15/31 (h)	50	52
6.50%, 10/01/31 (h)	98	100
AmWINS Group, Inc.
6.38%, 02/15/29 (h)	100	102
4.88%, 06/30/29 (h)	127	123
Ardonagh Finco Limited
6.88%, 02/15/31, EUR (h)	1,475	1,785
7.75%, 02/15/31 (d) (h)	200	209
Aretec Escrow Issuer 2 Inc.
10.00%, 08/15/30 (h)	269	293
Axis Bank Limited
4.10%, (100, 09/08/26) (f) (i) (j)	300	296
Banco Bilbao Vizcaya Argentaria, S.A.
6.88%, (100, 12/13/30), EUR (f) (i)	400	507
8.38%, (100, 06/21/28), EUR (f) (i)	200	260
Bank of America Corporation
6.25%, (100, 07/26/30) (i)	73	74
1.95%, 10/27/26, EUR (f)	556	653
Bank of New York Mellon Corporation, The
5.95%, (100, 12/20/30) (i)	200	202
6.30%, (100, 03/20/30) (i)	73	75
Bankinter Sociedad Anonima
7.38%, (100, 08/15/28), EUR (f) (i)	200	254
Barclays PLC
4.38%, (100, 03/15/28) (i) (j)	214	202
7.63%, (100, 03/15/35) (d) (i) (j)	200	212
BNP Paribas
4.63%, (100, 01/12/27) (h) (i)	214	211
Bper Banca S.P.A.
6.50%, (100, 03/20/30), EUR (f) (i)	200	245
Bracken Midco1 PLC
6.75%, 11/01/27, GBP (f) (k)	183	245
CaixaBank, S.A.
5.88%, (100, 10/09/27), EUR (f) (i) (j)	400	486
6.25%, (100, 07/24/32), EUR (f) (i)	200	245
Citigroup Inc.
6.88%, (100, 08/15/30) (i)	73	75
6.95%, (100, 02/15/30) (i)	76	78
COMMERZBANK Aktiengesellschaft
4.25%, (100, 10/09/27), EUR (f) (i)	200	232
6.50%, (100, 10/09/29), EUR (f) (i) (j)	200	251
7.88%, (100, 07/02/29), EUR (f) (i)	200	265
Deutsche Bank Aktiengesellschaft
4.50%, (100, 11/30/26), EUR (f) (i)	200	233
4.63%, (100, 10/30/27), EUR (f) (i)	1,000	1,155
7.13%, EUR (f) (i)	200	247
Dongyang Life Insurance Co., Ltd.
6.25%, 05/07/35 (f)	300	313
Dynamo NewCo II GmbH
6.25%, 10/15/31, EUR (f)	185	225
Endo Finance Holdings, Inc.
8.50%, 04/15/31 (h)	229	246
Eurobank Ergasias Services And Holdings S.A.
4.00%, 02/07/36, EUR (f)	421	496
First Citizens BancShares, Inc.
6.25%, 03/12/40	2,373	2,403
Flourishing Trade And Investment Ltd
11.04%, 04/02/28 (e) (h) (k)	3,813	3,952
Focus Financial Partners, LLC
6.75%, 09/15/31 (h)	200	205
Ford Motor Credit Company LLC
6.95%, 03/06/26 - 06/10/26	793	802
4.54%, 08/01/26	225	225
5.13%, 11/05/26	458	459
4.27%, 01/09/27	449	445
Freedom Mortgage Corporation
12.25%, 10/01/30 (h)	100	112
Freedom Mortgage Holdings LLC
9.13%, 05/15/31 (h)	200	213
8.38%, 04/01/32 (h)	39	41
FWD Group Holdings Limited
5.25%, 09/22/30 (h)	345	346
Garfunkelux Holdco 3 S.A.
9.00%, 09/01/28, EUR (f)	336	403
General Motors Financial Company, Inc.
4.30%, 02/15/29, EUR (f)	374	456
Global Payments Inc.
4.88%, 03/17/31, EUR	269	331
Goldman Sachs Group, Inc., The
0.25%, 01/26/28, EUR (f)	634	707
0.88%, 05/09/29, EUR (f)	588	645
GS Finance Corp.
8.75%, (10 Year Treasury + 0.00%), 02/14/30 (l)	4,390	4,434
Howden UK Refinance PLC
7.25%, 02/15/31 (h)	400	412
HSBC Holdings PLC
6.95%, (100, 08/27/31) (i) (j)	68	71
HUB International Limited
7.25%, 06/15/30 (h)	420	438
ING Groep N.V.
3.88%, (100, 05/16/27) (i) (j)	400	384
7.25%, (100, 11/16/34) (f) (i)	250	265
Intrum Investments and Financing AB
7.75%, 09/11/27 - 09/11/28, EUR (f)	352	370
8.00%, 09/11/27, EUR (f)	266	318
8.50%, 09/11/29 - 09/11/30, EUR (f)	293	299
Jefferies Finance LLC
5.00%, 08/15/28 (h)	400	387
JPMorgan Chase & Co.
6.50%, (100, 04/01/30) (i)	69	71
1.09%, 03/11/27, EUR (f)	578	674
3.67%, 06/06/28, EUR (f)	493	590
Kodit Global 2025-1 Co Ltd
4.80%, (SOFR + 0.65%), 10/02/28 (f) (l)	390	390
Liberty Costa Rica Senior Secured Finance
10.88%, 01/15/31 (h)	291	310
Lloyds Banking Group PLC
7.50%, (100, 06/27/30), GBP (i)	200	275
Minejesa Capital B.V.
5.63%, 08/10/37 (h)	200	199
Morgan Stanley
1.34%, 10/23/26, EUR	705	827

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
4.66%, 03/02/29, EUR	471	577
Muangthai Capital Public Company Limited
6.88%, 09/30/28 (f)	300	304
7.55%, 07/21/30	250	259
Muthoot Finance Limited
6.38%, 03/02/30 (f)	495	502
Nasdaq, Inc.
4.50%, 02/15/32, EUR	390	490
National Bank of Greece S.A.
5.88%, 06/28/35, EUR (f)	200	253
Nationstar Mortgage Holdings Inc.
6.00%, 01/15/27 (h)	79	79
5.50%, 08/15/28 (h)	100	100
6.50%, 08/01/29 (h)	74	76
5.13%, 12/15/30 (h)	2	2
5.75%, 11/15/31 (h)	81	82
7.13%, 02/01/32 (h)	263	274
Nationwide Building Society
5.75%, (100, 06/20/27), GBP (f) (i) (j)	215	287
7.50%, (100, 12/20/30), GBP (f) (i)	567	780
NatWest Group PLC
7.50%, GBP (i) (j)	225	308
NCR Atleos Escrow Corporation
9.50%, 04/01/29 (h)	937	1,015
Nexi Spa
0.00%, 02/24/28, EUR (f) (j) (m)	400	430
NN Group N.V.
5.75%, (100, 09/11/34), EUR (f) (i)	275	327
Nomura Holdings, Inc.
7.00%, (100, 07/15/30) (i)	200	207
OneMain Finance Corporation
7.13%, 11/15/31	75	78
Panther Escrow Issuer LLC
7.13%, 06/01/31 (h)	291	303
Progroup AG
5.13%, 04/15/29, EUR (h)	224	267
5.38%, 04/15/31, EUR (h)	188	222
PT Bank Negara Indonesia (persero)
4.30%, (100, 03/24/27) (f) (i)	300	291
Ruvercap Issuances S.A.
12.05%, 11/06/25, EUR (l)	74	79
Shift4 Payments, LLC
5.50%, 05/15/33, EUR (f)	359	438
Stena International S.A.
7.25%, 01/15/31 (f)	1,217	1,237
Sumitomo Mitsui Financial Group, Inc.
6.45%, (100, 06/05/35) (i)	107	109
Texas Capital Bancshares, Inc.
4.00%, 05/06/31	1,202	1,180
UBS Group AG
6.60%, (100, 08/05/30) (h) (i) (j)	200	201
6.85%, (100, 09/10/29) (h) (i) (j)	725	746
UnipolSai Assicurazioni S.p.A.
4.90%, 05/23/34, EUR (f)	200	247
United Wholesale Mortgage, LLC
5.50%, 04/15/29 (h)	75	74
UWM Holdings, LLC
6.63%, 02/01/30 (h)	402	409
6.25%, 03/15/31 (h)	101	101
VistaJet Group Holding S.A.
9.50%, 06/01/28 (h)	100	104
VistaJet Malta Finance P.L.C.
7.88%, 05/01/27 (h)	100	102
6.38%, 02/01/30 (d) (h)	100	98
Volkswagen International Finance N.V.
5.49%, (100, 11/15/30), EUR (f) (i)	100	121
5.99%, (100, 11/15/33), EUR (f) (i)	200	244
Wells Fargo & Company
0.63%, 03/25/30, EUR (f)	581	616
WOM Chile Holdco SpA
5.00%, 04/01/32 (h) (j) (k)	292	262
WOM Mobile S.A.
12.50%, 04/01/31 (h) (k)	12	11
Worldline
5.25%, 11/27/29, EUR (d) (f)	100	90
5.50%, 06/10/30, EUR (f)	100	90
		48,881
Consumer Discretionary 1.8%
AAG FH UK Limited
8.38%, 01/15/29 (h)	200	196
Adient Global Holdings Ltd
7.50%, 02/15/33 (h)	336	348
Adler Pelzer Holding GmbH
9.50%, 04/01/27, EUR (h)	276	308
Afflelou
6.00%, 07/25/29, EUR (f)	430	526
Alibaba Group Holding Limited
0.50%, 06/01/31 (j)	697	1,276
Allwyn Entertainment Financing (UK) PLC
7.25%, 04/30/30, EUR (f)	576	709
American Axle & Manufacturing, Inc.
6.88%, 07/01/28	100	100
5.00%, 10/01/29 (d)	351	334
Aramark Services, Inc.
5.00%, 02/01/28 (h)	266	265
Ashton Woods USA L.L.C.
6.88%, 08/01/33 (h)	201	203
Aston Martin Capital Holdings Limited
10.00%, 03/31/29 (h)	654	640
10.38%, 03/31/29, GBP (f)	411	536
Avianca MidCo 2 PLC
9.00%, 12/01/28 (f)	65	65
BCPE Flavor Debt Merger Sub LLC
9.50%, 07/01/32 (h)	252	264
Beach Acquisition Bidco, LLC
5.25%, 07/15/32, EUR (f)	256	308
Bertrand Franchise Finance
5.77%, (3 Month EURIBOR + 3.75%), 07/18/30, EUR (f) (l)	464	519
Boyd Gaming Corporation
4.75%, 06/15/31 (h)	303	292
Bracelet Holdings Inc.
9.25%, 07/02/28 (h)	1,635	1,573
Brookfield Residential Properties Inc.
4.88%, 02/15/30 (h)	266	250
Bubbles BidCo S.p.A.
6.23%, (3 Month EURIBOR + 4.25%), 09/30/31, EUR (f) (l)	355	419
6.50%, 09/30/31, EUR (f)	259	311
Caesars Entertainment, Inc.
4.63%, 10/15/29 (d) (h)	155	148
6.00%, 10/15/32 (h)	160	158
CD&R Firefly Bidco PLC
8.63%, 04/30/29, GBP (f)	122	172
CDI Escrow Issuer, Inc.
5.75%, 04/01/30 (h)	361	361
Churchill Downs Incorporated
5.50%, 04/01/27 (h)	30	30
Cinemark USA, Inc.
5.25%, 07/15/28 (h)	228	227
7.00%, 08/01/32 (h)	133	139
Cirsa Finance International S.a r.l.
7.88%, 07/31/28, EUR (f)	637	778
Ck Hutchison International 25 Ltd.
4.25%, 09/26/30 (f)	270	269
Clarios Global LP
6.75%, 05/15/28 - 09/15/32 (h)	601	619
4.75%, 06/15/31, EUR (f)	430	515
Dana Financing Luxembourg S.a r.l.
8.50%, 07/15/31, EUR (f)	476	601
Deuce Finco PLC
5.50%, 06/15/27, GBP (f)	840	1,127
5.50%, 06/15/27, GBP (h)	971	1,303
Duomo Bidco S.P.A.
6.15%, (3 Month EURIBOR + 4.13%), 07/15/31, EUR (f) (l)	441	521
EG Global Finance PLC
12.00%, 11/30/28 (h)	654	720
Fertitta Entertainment LLC
4.63%, 01/15/29 (h)	185	176

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Flutter Treasury Designated Activity Company
4.00%, 06/04/31, EUR (f)	392	460
6.13%, 06/04/31, GBP (f)	186	251
Forvia
2.75%, 02/15/27, EUR (f) (n)	179	209
6.75%, 09/15/33 (h)	300	304
Fressnapf Holding SE
5.25%, 10/31/31, EUR (f)	209	248
Full House Resorts, Inc.
8.25%, 02/15/28 (h)	46	43
Global Auto Holdings PLC
11.50%, 08/15/29 (h)	211	223
Goldstory
6.02%, (3 Month EURIBOR + 4.00%), 02/01/30, EUR (h) (l)	502	595
6.75%, 02/01/30, EUR (h)	669	815
GTECH S.p.A.
4.88%, 01/31/31, EUR (f)	275	332
Hilton Grand Vacations Borrower LLC
4.88%, 07/01/31 (h)	246	229
Hyundai Capital America
5.51%, (SOFR + 1.35%), 03/27/30 (f) (l)	300	303
IHO Verwaltungs GmbH
8.75%, 05/15/28, EUR (f) (k)	654	802
7.00%, 11/15/31, EUR (f) (k)	394	500
LCM Investments Holdings II, LLC
8.25%, 08/01/31 (h)	401	424
LGI Homes, Inc.
7.00%, 11/15/32 (h)	592	578
Light and Wonder International, Inc.
7.25%, 11/15/29 (h)	200	205
7.50%, 09/01/31 (h)	82	85
Lions Gate Capital Holdings 1, Inc.
5.50%, 04/15/29 (h)	2,662	2,525
Lions Gate Capital Holdings LLC
5.50%, 04/15/29 (h)	177	145
Lottomatica S.p.A.
5.38%, 06/01/30, EUR (f)	137	166
5.30%, (3 Month EURIBOR + 3.25%), 06/01/31, EUR (f) (l)	207	244
Magnum Management Corporation
5.25%, 07/15/29	186	180
MAHLE GmbH
6.50%, 05/02/31, EUR (h)	767	930
MGM Resorts International
6.50%, 04/15/32	56	57
Mohegan Escrow Issuer, LLC
11.88%, 04/15/31 (h)	326	342
Motion Finco S.a r.l.
7.38%, 06/15/30, EUR (f)	294	310
NCL Corporation Ltd.
6.75%, 02/01/32 (h)	239	246
NCL Finance, Ltd.
6.13%, 03/15/28 (h)	100	102
Newell Brands Inc.
6.63%, 09/15/29	100	101
6.38%, 05/15/30	76	75
6.63%, 05/15/32 (d)	70	69
Nissan Motor Acceptance Company LLC
5.63%, 09/29/28 (h)	222	222
Nissan Motor Co., Ltd.
5.25%, 07/17/29, EUR (f)	436	520
PetSmart, LLC
10.00%, 09/15/33 (h)	300	303
Pinewood Finco PLC
6.00%, 03/27/30, GBP (h)	828	1,118
Pinnacle Bidco PLC
10.00%, 10/11/28, GBP (f)	273	387
PrestigeBidCo GmbH
5.78%, (3 Month EURIBOR + 3.75%), 07/01/29, EUR (f) (l)	358	422
Prosus N.V.
4.03%, 08/03/50 (f)	312	219
Rakuten Group, Inc.
8.13%, (100, 12/15/29) (h) (i)	500	519
RCI Banque
6.13%, (100, 09/24/30), EUR (f) (i)	200	235
5.50%, 10/09/34, EUR (f)	600	741
4.75%, 03/24/37, EUR (f)	200	239
Restaurant Brands International Limited Partnership
4.38%, 01/15/28 (h)	101	99
4.00%, 10/15/30 (h)	473	446
Sabre GLBL Inc.
10.75%, 11/15/29 (h)	1,433	1,388
11.13%, 07/15/30 (h)	450	437
Schaeffler AG
4.25%, 04/01/28, EUR (f)	200	238
5.38%, 04/01/31, EUR (f)	100	123
Shiba Bidco S.P.A.
4.50%, 10/31/28, EUR (h)	1,589	1,871
Six Flags Operations Inc.
5.50%, 04/15/27 (h)	154	154
Station Casinos LLC
6.63%, 03/15/32 (h)	200	205
STL Holding Company LLC
8.75%, 02/15/29 (h)	212	223
Stonegate Pub Company Financing 2019 PLC
8.66%, (3 Month EURIBOR + 6.63%), 07/31/29, EUR (f) (l)	183	211
10.75%, 07/31/29, GBP (f)	369	496
Studio City Finance Limited
5.00%, 01/15/29 (f)	300	289
Tenneco Inc.
8.00%, 11/17/28 (h)	1,192	1,194
The Goodyear Tire & Rubber Company
5.00%, 07/15/29 (d)	200	193
5.63%, 04/30/33 (d)	215	200
The Unique Pub Finance Company PLC
6.46%, 03/30/32, GBP (f)	470	657
TKC Holdings, Inc.
6.88%, 05/15/28 (h)	95	96
TUI Cruises GmbH
6.25%, 04/15/29, EUR (h)	521	638
5.00%, 05/15/30, EUR (f)	160	193
Univision Communications Inc.
4.50%, 05/01/29 (h)	28	26
8.50%, 07/31/31 (h)	279	288
9.38%, 08/01/32 (h)	25	27
Viking Cruises Limited
7.00%, 02/15/29 (h)	100	101
9.13%, 07/15/31 (h)	277	297
Voyager Parent, LLC
9.25%, 07/01/32 (h)	155	164
Warnermedia Holdings, Inc.
3.76%, 03/15/27	1,452	1,431
Wynn Macau, Limited
5.63%, 08/26/28 (f)	300	299
ZF Friedrichshafen AG
7.00%, 06/12/30, EUR (f)	300	365
		46,678
Communication Services 1.5%
A + N Real Estate & Business Management Corporation
5.63%, 08/15/29 (h)	242	235
Altice France
4.13%, 01/15/29, EUR (f)	118	119
4.25%, 10/15/29, EUR (f)	117	119
AMC Networks, Inc.
10.25%, 01/15/29 (h)	804	848
4.25%, 02/15/29 (d)	804	702
4.25%, 02/15/29 (j)	417	389
10.50%, 07/15/32 (h)	208	220
Arches Buyer Inc.
4.25%, 06/01/28 (h)	124	122
British Telecommunications Public Limited Company
4.88%, 11/23/81 (h)	463	444
CCO Holdings, LLC
4.25%, 02/01/31 (h)	400	369
4.75%, 02/01/32 (h)	188	174

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Cellnex Telecom, S.A.
0.75%, 11/20/31, EUR (f) (j)	200	211
Clear Channel Outdoor Holdings, Inc.
7.88%, 04/01/30 (h)	100	105
7.13%, 02/15/31 (h)	193	200
Cogent Communications Group, LLC
7.00%, 06/15/27 (h)	500	500
Comcast Corporation
0.25%, 09/14/29, EUR	326	346
CommScope, LLC.
9.50%, 12/15/31 (h)	185	192
Connect Finco S.a r.l.
9.00%, 09/15/29 (d) (h)	628	660
CSC Holdings, LLC
5.50%, 04/15/27 (h)	856	813
11.25%, 05/15/28 (h)	200	185
11.75%, 01/31/29 (h)	491	414
DIRECTV Financing, LLC
8.88%, 02/01/30 (h)	98	97
10.00%, 02/15/31 (h)	500	500
DISH Network Corporation
0.00%, 12/15/25 (j) (m)	917	917
3.38%, 08/15/26 (j)	258	251
Eircom Limited
5.00%, 04/30/31, EUR (f)	442	531
Engineering - Ingegneria Informatica - S.P.A.
8.63%, 02/15/30, EUR (f)	215	271
Equipmentshare.Com Inc
9.00%, 05/15/28 (h)	135	143
Fibercop S.P.A.
4.75%, 06/30/30, EUR (f)	132	157
5.13%, 06/30/32, EUR (f)	127	151
Frontier Communications Holdings, LLC
6.00%, 01/15/30 (h)	60	61
8.75%, 05/15/30 (h)	1,462	1,528
8.63%, 03/15/31 (h)	1,100	1,162
Frontier Communications Parent, Inc.
5.88%, 10/15/27 (h)	1,055	1,055
5.00%, 05/01/28 (h)	100	100
6.75%, 05/01/29 (d) (h)	610	616
Frontier Florida LLC
6.86%, 02/01/28	1,259	1,313
Frontier North Inc.
6.73%, 02/15/28	175	180
Global Switch Finance B.V.
1.38%, 10/07/30, EUR (f)	242	268
Gray Media, Inc.
10.50%, 07/15/29 (h)	100	108
7.25%, 08/15/33 (h)	185	184
Iliad Holding
5.63%, 10/15/28, EUR (f)	1,693	2,013
7.00%, 10/15/28 - 04/15/32 (h)	800	815
4.25%, 01/09/32, EUR (f)	500	589
Ion Trading Technologies S.a r.l.
5.75%, 05/15/28 (h)	635	622
Kaixo Bondco Telecom S.A.
5.13%, 09/30/29, EUR (f)	273	324
Level 3 Financing, Inc.
6.88%, 06/30/33 (h)	195	199
7.00%, 03/31/34 (h)	166	169
Live Nation Entertainment, Inc.
4.75%, 10/15/27 (h)	447	444
Matterhorn Telecom S.A.
3.13%, 09/15/26, EUR (f)	917	1,076
McGraw-Hill Education, Inc.
7.38%, 09/01/31 (h)	175	182
Nexstar Escrow Inc.
5.63%, 07/15/27 (h)	229	229
Outfront Media Capital Corporation
5.00%, 08/15/27 (h)	122	121
4.25%, 01/15/29 (h)	2	2
4.63%, 03/15/30 (h)	119	114
SES
4.88%, 06/24/33, EUR (f)	175	213
Snap Inc.
6.88%, 03/01/33 (h)	122	125
SoftBank Group Corp.
5.38%, 01/08/29, EUR (f)	677	822
5.25%, 10/10/29, EUR (f)	186	225
5.88%, 07/10/31, EUR (f)	225	277
5.75%, 07/08/32, EUR (f)	671	822
6.38%, 07/10/33, EUR (f)	130	162
Summer (BC) Holdco B S.a r.l.
5.88%, 02/15/30, EUR (f)	353	404
6.29%, (3 Month EURIBOR + 4.25%), 02/15/30, EUR (f) (l)	199	229
Sunrise FinCo I B.V.
4.88%, 07/15/31 (h)	750	715
Tele Columbus AG
10.00%, 03/19/29, EUR (a) (f) (k) (o)	566	443
Telecom Argentina S.A.
9.25%, 05/28/33 (h)	37	37
Telecom Italia Capital
7.72%, 06/04/38	148	164
Telenet Finance Luxembourg Notes S.a r.l.
5.50%, 03/01/28 (h)	1,000	981
United Group B.V.
6.29%, (3 Month EURIBOR + 4.25%), 02/15/31, EUR (h) (l)	642	755
6.50%, 10/31/31, EUR (f)	155	184
Uniti Group Inc.
4.75%, 04/15/28 (h)	284	278
Verizon Communications Inc.
4.25%, 10/31/30, EUR	506	625
VFU Funding PLC
9.62%, 02/11/27 (f) (l) (n)	161	153
Virgin Media Finance PLC
5.00%, 07/15/30 (h)	200	186
Virgin Media O2 Vendor Financing Notes V Designated Activity Company
7.88%, 03/15/32, GBP (f)	240	333
Virgin Media Secured Finance PLC
4.25%, 01/15/30, GBP (f)	525	653
4.13%, 08/15/30, GBP (f)	761	931
Virgin Media Vendor Financing Notes III Designated Activity Company
4.88%, 07/15/28, GBP (f)	1,382	1,808
Virgin Media Vendor Financing Notes IV Designated Activity Company
5.00%, 07/15/28 (h)	559	547
VMED O2 UK Financing I PLC
4.50%, 07/15/31, GBP (f)	325	399
4.75%, 07/15/31 (h)	263	247
Vodafone Group Public Limited Company
4.13%, 06/04/81	88	82
8.00%, 08/30/86, GBP (f)	228	334
VZ Secured Financing B.V.
5.00%, 01/15/32 (h)	322	291
5.25%, 01/15/33, EUR (f)	487	570
VZ Vendor Financing II B.V.
2.88%, 01/15/29, EUR (f)	950	1,049
Windstream Services, LLC
7.50%, 10/15/33 (h)	143	143
Zayo Group Holdings, Inc.
9.25%, 03/09/30 (d) (h) (k)	105	100
Zegona Finance PLC
6.75%, 07/15/29, EUR (f)	590	732
Ziggo B.V.
4.88%, 01/15/30 (h)	200	189
		40,067
Industrials 1.1%
Air France - KLM
5.75%, (100, 05/21/30), EUR (f) (i)	200	240
Allegiant Travel Company
7.25%, 08/15/27 (h)	372	377
Arcosa, Inc.
4.38%, 04/15/29 (h)	238	232
6.88%, 08/15/32 (h)	137	143

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Ardagh Metal Packaging Finance Public Limited Company
3.25%, 09/01/28 (h)	400	380
Ardagh Packaging Finance Public Limited Company
2.13%, 08/15/26, EUR (f)	1,363	1,555
4.13%, 08/15/26 (h)	2,899	2,794
ATI Inc.
7.25%, 08/15/30	340	357
Bombardier Inc.
7.25%, 07/01/31 (h)	11	12
6.75%, 06/15/33 (h)	217	226
Clydesdale Acquisition Holdings, Inc.
8.75%, 04/15/30 (h)	481	494
6.75%, 04/15/32 (h)	154	158
Cornerstone Building Brands, Inc.
9.50%, 08/15/29 (h)	306	297
Corporation De Securite Garda World
4.63%, 02/15/27 (h)	139	138
Czechoslovak Group a.s.
5.25%, 01/10/31, EUR (f)	425	518
Deutsche Lufthansa Aktiengesellschaft
5.25%, 01/15/55, EUR (f)	600	726
Edge Finco PLC
8.13%, 08/15/31, GBP (f)	599	859
Equipmentshare.Com Inc
8.00%, 03/15/33 (h)	197	210
Fedrigoni S.P.A.
6.13%, 06/15/31, EUR (f)	575	670
Fiber Midco S.p.A.
10.00%, 06/15/29, EUR (f) (k)	287	310
Gategroup Finance (Luxembourg) S.A.
3.00%, 02/28/27, CHF (f)	505	622
Gatwick Airport Finance PLC
4.38%, 04/07/26, GBP (f)	299	400
Heathrow Finance PLC
6.63%, 03/01/31, GBP (f)	877	1,183
Husky Injection Molding Systems Ltd.
9.00%, 02/15/29 (h)	269	281
I.M.A. Industria Macchine Automatiche S.P.A. In Sigla Ima S.P.A.
5.78%, (3 Month EURIBOR + 3.75%), 04/15/29, EUR (h) (l)	516	611
JetBlue Airways Corporation
9.88%, 09/20/31 (h)	354	359
Kleopatra Finco S.a r.l.
4.25%, 03/01/26, EUR (f)	626	415
Luna 1.5 S.a r.l.
10.50%, 07/01/32, EUR (f) (k)	234	284
Luna 2.5 S.a r.l.
5.50%, 07/01/32, EUR (f)	143	170
Mauser Packaging Solutions Holding Company
7.88%, 04/15/27 (h)	735	743
9.25%, 04/15/27 (h)	546	547
Maxam Prill S.a r.l.
6.00%, 07/15/30, EUR (f)	620	738
Mobico Group PLC
4.25%, (100, 11/26/25), GBP (f) (i)	100	82
4.88%, 09/26/31, EUR (d) (f)	366	338
Pacific National Finance Pty Ltd
7.75%, 12/11/54, AUD (n)	290	197
PCF GmbH
4.75%, 04/15/29, EUR (f)	158	142
6.78%, (3 Month EURIBOR + 4.75%), 04/15/29, EUR (f) (l)	215	193
Pike Corporation
5.50%, 09/01/28 (h)	186	185
Pitney Bowes Inc.
6.88%, 03/15/27 (h)	934	939
Prysmian S.p.A.
5.25%, (100, 05/21/30), EUR (f) (i)	525	643
Quikrete Holdings, Inc.
6.75%, 03/01/33 (h)	338	351
R. R. Donnelley & Sons Company
10.88%, 08/01/29 (h)	322	321
Schneider Electric SE
1.25%, 09/23/33, EUR (f) (j)	800	950
Seche Environnement
4.50%, 03/25/30, EUR (f)	100	119
SGL Group ApS
6.28%, (3 Month EURIBOR + 4.25%), 02/24/31, EUR (l)	125	144
Spirit AeroSystems, Inc.
9.38%, 11/30/29 (h)	798	841
9.75%, 11/15/30 (h)	2,298	2,527
Stem, Inc.
0.50%, 12/01/28 (h) (j)	115	28
TK Elevator U.S. Newco, Inc.
5.25%, 07/15/27 (h)	600	599
Toucan Finco Ltd.
9.50%, 05/15/30 (h) (k)	1,022	1,002
TransDigm Inc.
4.63%, 01/15/29	551	540
4.88%, 05/01/29	354	349
Vertical Midco GmbH
4.38%, 07/15/27, EUR (f)	1,621	1,904
Weekley Homes, LLC
4.88%, 09/15/28 (h)	10	10
		29,453
Consumer Staples 0.9%
AA Bond Co Limited
6.50%, 01/31/26, GBP (f) (n)	414	554
Albion Financing 1 S.a r.l.
5.38%, 05/21/30, EUR (f)	345	419
Allied Universal Holdco LLC
4.88%, 06/01/28, GBP (f)	1,713	2,245
6.00%, 06/01/29 (h)	400	393
7.88%, 02/15/31 (h)	379	398
Amber FinCo PLC
6.63%, 07/15/29, EUR (f)	782	963
APCOA Group GmbH
6.15%, (3 Month EURIBOR + 4.13%), 04/15/31, EUR (f) (l)	263	310
Arena Luxembourg Finance S.a r.l.
4.52%, (3 Month EURIBOR + 2.50%), 05/01/30, EUR (f) (l)	306	361
Avis Budget Car Rental, LLC
5.38%, 03/01/29 (h)	45	44
8.00%, 02/15/31 (h)	100	103
8.38%, 06/15/32 (d) (h)	300	314
BCP V Modular Services Finance II PLC
6.13%, 11/30/28, GBP (f)	161	202
6.13%, 11/30/28, GBP (h)	1,389	1,741
BCP V Modular Services Finance PLC
6.75%, 11/30/29, EUR (h)	1,195	1,050
Bellis Acquisition Company PLC
8.00%, 07/01/31, EUR (f)	677	804
Boels Topholding B.V.
6.25%, 02/15/29, EUR (f)	949	1,149
5.75%, 05/15/30, EUR (h)	178	216
Currenta Group Holdings S.a r.l.
5.50%, 05/15/30, EUR (f)	297	357
6.04%, (3 Month EURIBOR + 4.00%), 05/17/32, EUR (f) (l)	304	359
Darling Global Finance B.V.
4.50%, 07/15/32, EUR (f)	393	465
DP World Salaam
6.00%, (100, 10/01/25) (f) (i)	260	260
Elo
2.88%, 01/29/26, EUR (f)	200	234
Energizer Holdings, Inc.
4.38%, 03/31/29 (h)	196	188
Fomento Economico Mexicano, S.A. B. De C.V.
2.63%, 02/24/26, EUR (f) (j)	1,000	1,172
Froneri Lux Topco S.a r.l.
4.75%, 08/01/32, EUR (f)	302	359
ION Platform Finance S.a r.l.
6.50%, 09/30/30, EUR (f)	241	283
6.88%, 09/30/32, EUR (f)	186	218

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Irca S.P.A.
5.76%, (3 Month EURIBOR + 3.75%), 12/15/29, EUR (f) (l)	191	226
KeHE Distributors, LLC
9.00%, 02/15/29 (h)	269	283
Lion/Polaris Lux 4 S.A.
5.56%, (3 Month EURIBOR + 3.63%), 07/01/29, EUR (f) (l)	459	544
Loxama
6.38%, 05/31/29, EUR (f)	854	1,037
New Immo Holding
4.88%, 12/08/28, EUR (f)	500	592
Ocado Group PLC
11.00%, 06/15/30, GBP (f)	270	363
OT MidCo Inc.
10.00%, 02/15/30 (h)	709	481
Performance Food Group, Inc.
4.25%, 08/01/29 (h)	237	230
6.13%, 09/15/32 (h)	100	102
Perrigo Finance Unlimited Company
5.38%, 09/30/32, EUR	161	195
Port of Newcastle Investments (Financing) Pty Limited
6.10%, 07/18/33, AUD	180	122
Post Holdings, Inc.
5.50%, 12/15/29 (h)	200	200
4.50%, 09/15/31 (h)	114	107
6.38%, 03/01/33 (h)	100	101
6.25%, 10/15/34 (d) (h)	137	139
Prestige Brands, Inc.
3.75%, 04/01/31 (h)	305	281
PT Indofood Cbp Sukses Makmur
4.75%, 06/09/51 (f)	300	259
Q-Park Holding I B.V.
5.13%, 02/15/30, EUR (f)	674	816
REI Agro Limited
0.00%, 11/13/14 (a) (e) (f) (j) (o)	628	—
0.00%, 11/16/16 (a) (e) (h) (j) (o)	185	—
Verisure Holding AB
3.25%, 02/15/27, EUR (f)	485	568
9.25%, 10/15/27, EUR (h)	544	653
Verisure Midholding AB
5.25%, 02/15/29, EUR (f)	853	1,006
Wand NewCo 3, Inc.
7.63%, 01/30/32 (h)	189	199
		23,665
Energy 0.8%
Aethon United BR LP
7.50%, 10/01/29 (h)	359	374
Blue Racer Midstream, LLC
7.25%, 07/15/32 (h)	384	404
California Resources Corporation
8.25%, 06/15/29 (h)	353	368
7.00%, 01/15/34 (h)	396	393
Civitas Resources, Inc.
5.00%, 10/15/26 (h)	448	446
8.38%, 07/01/28 (h)	394	409
8.63%, 11/01/30 (h)	367	380
Comstock Resources, Inc.
6.75%, 03/01/29 (h)	421	420
Crescent Energy Finance LLC
7.38%, 01/15/33 (h)	367	357
CVR Energy, Inc.
5.75%, 02/15/28 (h)	78	77
8.50%, 01/15/29 (h)	126	129
Deep Ocean AS
6.00%, 04/08/31, EUR (f)	143	169
Delek Logistics Partners, LP
8.63%, 03/15/29 (d) (h)	134	140
7.38%, 06/30/33 (h)	252	257
Earthstone Energy Holdings, LLC
8.00%, 04/15/27 (h)	331	337
Ecopetrol S.A.
8.88%, 01/13/33	149	161
Eni S.P.A.
4.88%, (100, 01/21/34), EUR (f) (i)	325	387
EQT Corporation
7.50%, 06/01/30	135	149
Genesis Energy, L.P.
7.75%, 02/01/28	169	170
8.00%, 05/15/33	253	265
Global Partners LP
8.25%, 01/15/32 (h)	100	106
7.13%, 07/01/33 (h)	100	103
Howard Midstream Energy Partners, LLC
7.38%, 07/15/32 (h)	100	104
India Cleantech Energy
4.70%, 08/10/26 (f)	228	225
Ithaca Energy (North Sea) PLC
8.13%, 10/15/29 (h)	300	314
ITT Holdings LLC
6.50%, 08/01/29 (h)	313	308
Kondor Finance PLC
7.13%, 07/19/26, EUR (f)	124	126
Medco Maple Tree Pte. Ltd.
8.96%, 04/27/29 (f)	300	313
Northern Oil and Gas Incorporated
8.13%, 03/01/28 (h)	122	124
8.75%, 06/15/31 (h)	165	170
7.88%, 10/15/33 (h)	223	222
Occidental Petroleum Corporation
5.20%, 08/01/29	270	275
OEG Finance PLC
7.25%, 09/27/29, EUR (f)	643	790
Petrobras Global Finance B.V.
6.75%, 01/27/41	108	109
Petroleos Mexicanos
7.50%, 03/20/26 (h)	3,919	3,895
8.75%, 06/02/29	53	57
5.95%, 01/28/31	104	101
Pluspetrol Camisea S.A.
6.24%, 07/03/36 (h)	95	102
Preem Holding AB (publ)
12.00%, 06/30/27, EUR (f)	230	280
Puma International Financing S.A.
7.75%, 04/25/29 (d) (f)	300	310
Raizen Fuels Finance S.A.
6.45%, 03/05/34 (h)	287	278
6.95%, 03/05/54 (h)	200	185
SM Energy Company
6.75%, 08/01/29 (h)	100	101
Solaris Energy Infrastructure, Inc.
4.75%, 05/01/30 (j)	1,239	2,227
Sunoco LP
7.88%, (100, 09/18/30) (h) (i)	400	407
Tallgrass Energy Partners, LP
5.50%, 01/15/28 (h)	102	102
6.00%, 12/31/30 - 09/01/31 (h)	420	412
Transocean Inc
8.25%, 05/15/29 (h)	488	482
Transocean Titan Financing Limited
8.38%, 02/01/28 (d) (h)	174	178
USA Compression Finance Corp.
6.88%, 09/01/27	200	200
7.13%, 03/15/29 (h)	194	200
6.25%, 10/01/33 (h)	34	34
Valaris Limited
8.38%, 04/30/30 (h)	194	201
Venture Global LNG, Inc.
9.00%, (100, 09/30/29) (h) (i)	489	484
7.00%, 01/15/30 (d) (h)	258	267
Vista Energy Argentina S.A.U.
8.50%, 06/10/33 (h)	67	68
Vital Energy, Inc.
7.88%, 04/15/32 (d) (h)	212	206
Wintershall Dea GmbH
6.12%, (100, 05/08/30), EUR (f) (i)	460	563
		20,421

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Real Estate 0.6%
ADLER Financing S.a r.l.
8.25%, 12/31/28, EUR (k)	1,261	1,574
alstria office AG
5.50%, 03/20/31, EUR (f)	300	365
American Tower Corporation
0.45%, 01/15/27, EUR	1,371	1,568
Aroundtown S.A.
7.13%, (100, 01/16/30), EUR (f) (i)	402	496
8.63%, (100, 05/07/29), GBP (f) (i)	512	708
Branicks Group AG
2.25%, 09/22/26, EUR (f)	200	186
DEMIRE Deutsche Mittelstand Real Estate AG
5.00%, 12/31/27, EUR (f) (n)	793	875
Five Point Operating Company, LP
8.00%, 10/01/30 (h)	80	81
Heimstaden Bostad AB
1.38%, 03/03/27, EUR (f)	219	252
I&M Holdings Limited
5.00%, 03/11/30, EUR (f)	100	118
5.38%, 07/08/31, EUR (f)	125	148
Iron Mountain Incorporated
4.75%, 01/15/34, EUR (f)	487	572
Lendlease Asia Treasury Pte Ltd.
3.90%, (100, 09/30/30), SGD (f) (i)	500	388
Majid Al Futtaim Holding LLC
6.38%, (100, 12/20/25) (f) (i)	200	200
MPT Operating Partnership, L.P.
7.00%, 02/15/32, EUR (f)	339	415
New Immo Holding
5.88%, 04/17/28, EUR (f)	200	242
Park Intermediate Holdings LLC
5.88%, 10/01/28 (d) (h)	448	447
4.88%, 05/15/29 (h)	183	178
Scentre Group Trust 1
5.35%, 09/18/35, AUD	690	451
Service Properties Trust
0.00%, 09/30/27 (h) (m)	656	578
8.38%, 06/15/29	1,878	1,907
8.63%, 11/15/31 (h)	270	287
8.88%, 06/15/32	1,547	1,563
TAG Immobilien AG
0.63%, 03/11/31, EUR (j)	200	245
Unibail-Rodamco-Westfield SE
4.75%, (100, 06/11/31), EUR (f) (i)	400	477
Uniti Group LP
10.50%, 02/15/28 (h)	1,404	1,478
Vivion Investments S.a r.l.
8.25%, 08/31/28, EUR (f) (k) (n)	728	851
Vonovia SE
0.88%, 05/20/32, EUR (f) (j)	300	351
		17,001
Information Technology 0.6%
Almaviva - The Italian Innovation Company S.P.A. In Breve Almaviva S.P.A.
5.00%, 10/30/30, EUR (f)	619	738
Amentum Escrow Corp.
7.25%, 08/01/32 (h)	283	294
Amkor Technology, Inc.
6.63%, 09/15/27 (h)	210	210
AMS-Osram AG
2.13%, 11/03/27, EUR (f) (j)	700	784
Atos SE
5.00%, 12/18/30, EUR (f) (n)	548	606
1.00%, 12/18/32, EUR (f) (n)	399	241
Cedacri Mergeco S.P.A.
6.66%, (3 Month EURIBOR + 4.63%), 05/15/28, EUR (f) (l)	150	177
Central Parent Inc.
7.25%, 06/15/29 (h)	137	119
8.00%, 06/15/29 (h)	293	259
Cloud Software Group, Inc.
6.50%, 03/31/29 (h)	1,310	1,322
9.00%, 09/30/29 (h)	554	574
8.25%, 06/30/32 (h)	311	330
Core Scientific, Inc.
0.00%, 06/15/31 (h) (j) (m)	145	162
Coreweave, Inc.
9.25%, 06/01/30 (h)	264	273
9.00%, 02/01/31 (h)	121	124
GoTo Group, Inc.
5.50%, 05/01/28 (h)	483	249
Helios Software Holdings, Inc.
7.88%, 05/01/29, EUR (h)	831	1,019
IPD 3 B.V.
5.50%, 06/15/31, EUR (f)	508	604
NCR Voyix Corporation
5.00%, 10/01/28 (h)	247	243
5.13%, 04/15/29 (h)	309	305
RingCentral, Inc.
8.50%, 08/15/30 (h)	1,337	1,424
Seagate Data Storage Technology Pte. Ltd.
8.25%, 12/15/29 (h)	933	988
8.50%, 07/15/31 (d) (h)	501	531
9.63%, 12/01/32 (h)	795	901
SS&C Technologies, Inc.
6.50%, 06/01/32 (h)	404	418
TeamSystem S.p.A.
5.00%, 07/01/31, EUR (f)	161	191
5.53%, (3 Month EURIBOR + 3.50%), 07/31/31, EUR (f) (l)	320	376
5.19%, (3 Month EURIBOR + 3.25%), 07/01/32, EUR (f) (l)	273	320
UKG Inc.
6.88%, 02/01/31 (h)	332	343
Wolfspeed, Inc.
0.00%, 05/01/26 (a) (j) (o)	210	91
Xerox Corporation
10.25%, 10/15/30 (h)	705	716
13.50%, 04/15/31 (d) (h)	599	580
Xerox Holdings Corporation
8.88%, 11/30/29 (d) (h)	68	37
		15,549
Health Care 0.5%
Acadia Healthcare Company, Inc.
5.50%, 07/01/28 (h)	232	230
7.38%, 03/15/33 (d) (h)	100	104
Bausch + Lomb Corporation
8.38%, 10/01/28 (h)	460	480
Bausch+Lomb Netherlands B.V.
5.87%, (3 Month EURIBOR + 3.88%), 01/15/31, EUR (f) (l)	181	215
Bayer Aktiengesellschaft
5.38%, 03/25/82, EUR (f)	600	723
Becton Dickinson Euro Finance S.a r.l.
3.55%, 09/13/29, EUR	926	1,112
Centene Corporation
4.25%, 12/15/27	1,100	1,082
Community Health Systems, Inc.
6.00%, 01/15/29 (h)	157	152
5.25%, 05/15/30 (h)	238	215
4.75%, 02/15/31 (h)	388	335
10.88%, 01/15/32 (h)	100	106
Dolcetto HoldCo S.p.A.
5.63%, 07/14/32, EUR (f)	311	374
5.64%, (3 Month EURIBOR + 3.63%), 07/14/32, EUR (f) (l)	110	130
Grifols, S.A.
7.13%, 05/01/30, EUR (f)	344	425
Marcolin S.p.A.
6.13%, 11/15/26, EUR (h)	926	1,087
Mehilainen Yhtiot Oy
5.13%, 06/30/32, EUR (f)	301	360
5.41%, (3 Month EURIBOR + 3.38%), 06/30/32, EUR (f) (l)	100	118
Mozart Debt Merger Sub Inc.
5.25%, 10/01/29 (h)	645	640
Organon & Co.
5.13%, 04/30/31 (h)	200	175

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
7.88%, 05/15/34 (h)	400	371
Rossini S.a r.l.
5.86%, (3 Month EURIBOR + 3.88%), 12/31/29, EUR (f) (l)	129	154
6.75%, 12/31/29, EUR (f)	214	265
Select Medical Corporation
6.25%, 12/01/32 (d) (h)	231	231
Star Parent, Inc.
9.00%, 10/01/30 (h)	235	249
Teva Pharmaceutical Finance Netherlands II B.V.
1.88%, 03/31/27, EUR (f)	328	378
3.75%, 05/09/27, EUR (f)	648	766
7.88%, 09/15/31, EUR	677	951
Thermo Fisher Scientific Inc.
1.38%, 09/12/28, EUR	582	661
		12,089
Utilities 0.4%
A2a S.P.A.
5.00%, (100, 06/11/29), EUR (f) (i)	171	209
AC Energy, Inc.
4.00% (f) (i)	300	198
AES Andes S.A.
6.30%, 03/15/29 (h)	200	209
AGL Energy Limited
5.77%, 09/30/35, AUD	200	132
Alexander Funding Trust II
7.47%, 07/31/28 (h)	295	316
Alpha Generation LLC
6.75%, 10/15/32 (h)	246	254
AmeriGas Partners, L.P.
9.38%, 06/01/28 (h)	100	103
9.50%, 06/01/30 (h)	198	207
Atlantica Infraestructura Sostenible Sociedad Limitada
5.63%, 02/15/32, EUR (f)	303	371
Calpine Corporation
5.00%, 02/01/31 (h)	305	304
Centrica PLC
6.50%, 05/21/55, GBP (f)	513	706
Clean Renewable Power (Mauritius) Pte. Ltd
4.25%, 03/25/27 (f)	231	226
Continuum Energy Aura Pte. Ltd.
9.50%, 02/24/27 (f)	300	309
Contourglobal Power Holdings S.A.
5.00%, 02/28/30, EUR (f)	257	308
Diamond II Limited
7.95%, 07/28/26 (f)	300	302
EDP, S.A.
4.63%, 09/16/54, EUR (f)	400	482
Electricite de France
4.38%, EUR (f) (i)	300	349
5.13%, (100, 09/17/29), EUR (f) (i)	200	242
5.63%, (100, 06/17/32), EUR (f) (i)	200	246
7.38%, (100, 06/17/35), GBP (f) (i)	200	274
Iberdrola Finance Ireland Designated Activity Company
1.50%, 03/27/30, EUR (f) (j)	300	362
Mong Duong Finance Holdings B.V.
5.13%, 05/07/29 (f)	203	201
National Grid PLC
0.16%, 01/20/28, EUR (f)	785	872
Suburban Propane Partners, L.P.
5.00%, 06/01/31 (h)	164	156
Talen Energy Supply, LLC
8.63%, 06/01/30 (h)	475	505
Thames Water Utilities Finance PLC
4.00%, 06/19/27, GBP (f)	832	778
9.75%, 10/10/27, GBP (f)	9	14
9.75%, 10/10/27, GBP (h)	33	49
Thames Water Utilities Limited
0.00%, 03/22/27, GBP (h) (m)	6	7
Veolia Environnement
4.32%, (100, 10/24/32), EUR (f) (i)	200	235
Vistra Operations Company LLC
5.63%, 02/15/27 (h)	1,615	1,616
		10,542
Materials 0.4%
A.C.N. 092 200 854 Ltd
7.50%, 10/01/26 (e) (h) (k)	506	58
12.00%, 10/01/28 (e) (h) (k) (n)	7,017	—
AngloGold Ashanti Holdings PLC
3.75%, 10/01/30	292	278
Arsenal AIC Parent LLC
11.50%, 10/01/31 (h)	317	352
Ball Corporation
4.25%, 07/01/32, EUR	336	403
Chemours Company, The
4.63%, 11/15/29 (h)	159	144
8.00%, 01/15/33 (h)	211	210
Compass Minerals International, Inc.
8.00%, 07/01/30 (h)	210	220
Diamond Escrow Issuer, LLC
9.75%, 11/15/28 (h)	335	352
EQUATE Petrochemical
4.25%, 11/03/26 (f)	200	200
F.I.S. - Fabbrica Italiana Sintetici S.p.A.
5.63%, 08/01/27, EUR (f)	376	444
GC Treasury Center Company Limited
6.50%, (100, 09/10/30) (f) (i)	300	305
Herens Holdco S.a r.l.
5.25%, 05/15/29, EUR (h)	944	633
INEOS Finance PLC
7.25%, 03/31/31, EUR (f)	380	445
INEOS Quattro Finance 2 plc
8.50%, 03/15/29, EUR (f)	336	393
6.75%, 04/15/30, EUR (f)	266	291
Inversion Escrow Issuer, LLC
6.75%, 08/01/32 (d) (h)	400	394
Itelyum Regeneration S.p.A.
5.75%, 04/15/30, EUR (f)	111	132
Kronos International, Inc.
9.50%, 03/15/29, EUR (f)	261	322
Lune Holdings S.a r.l.
5.63%, 11/15/28, EUR (f)	379	136
Magnera Corporation
7.25%, 11/15/31 (d) (h)	250	235
Mineral Resources Limited
9.25%, 10/01/28 (h)	128	134
8.50%, 05/01/30 (h)	366	380
Novelis Corporation
4.75%, 01/30/30 (h)	51	49
3.88%, 08/15/31 (h)	342	312
Olympus Water US Holding Corporation
7.25%, 06/15/31 - 02/15/33 (h)	542	545
6.13%, 02/15/33, EUR (f)	448	526
PT Freeport Indonesia
4.76%, 04/14/27 (f)	347	348
6.20%, 04/14/52 (f)	300	308
Samarco Mineracao S.A.
9.00%, 06/30/31 (f) (k) (n)	17	17
9.00%, 06/30/31 (h) (k) (n)	22	22
Sappi Papier Holding GmbH
4.50%, 03/15/32, EUR (f)	232	268
Sasol Financing USA LLC
6.50%, 09/27/28	200	199
Scih Salt Holdings Inc.
4.88%, 05/01/28 (h)	313	306
Scotts Miracle-Gro Company, The
4.00%, 04/01/31	227	209
Tronox Incorporated
4.63%, 03/15/29 (h)	297	194
Vale Overseas Ltd
6.40%, 06/28/54	25	26
Vedanta Resources Finance II PLC
10.88%, 09/17/29 (h)	243	255
Vedanta Resources Limited
10.88%, 09/17/29 (f)	300	314

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Volcan Compania Minera S.A.A.
8.75%, 01/24/30 (h)	99	103
W. R. Grace Holdings LLC
4.88%, 06/15/27 (h)	80	80
		10,542
Total Corporate Bonds And Notes (cost $271,281)		274,888
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 6.5%
1211 Avenue of The Americas
Series 2015-D-1211, REMIC, 4.14%, 08/10/35 (l)	665	604
1301 Trust 2025-AOA
Series 2025-A-1301, 5.23%, 08/11/30 (l)	510	517
720 East CLO VII Ltd
Series 2025-A1-7A, 5.36%, (3 Month Term SOFR + 1.06%), 04/20/37 (l)	420	419
AB Carval Euro CLO II-C Designated Activity Company
Series D-2X, 5.79%, (3 Month EURIBOR + 3.75%), 02/15/37, EUR (f) (l)	380	448
AGL CLO 32 Ltd
Series 2024-A1-32A, 5.71%, (3 Month Term SOFR + 1.38%), 07/21/37 (l)	250	251
AGL Core CLO 31 Ltd
Series 2024-A-31A, 5.73%, (3 Month Term SOFR + 1.40%), 07/20/37 (l)	1,000	1,004
Air Canada
Series 2020-C-1, 10.50%, 07/15/26	931	971
Ajax Mortgage Loan Trust 2021-E
Series 2021-A1-E, REMIC, 1.74%, 12/25/60 (n)	2,749	2,438
Series 2021-A2-E, REMIC, 2.69%, 12/25/60 (n)	502	387
Series 2021-M1-E, REMIC, 2.94%, 12/25/60 (n)	203	150
Series 2021-B1-E, REMIC, 3.73%, 12/25/60 (n)	332	225
Anchorage Capital CLO 17, Ltd.
Series 2021-A1R-17A, 5.55%, (3 Month Term SOFR + 1.23%), 02/16/38 (l)	250	250
Arbor Multifamily Mortgage Securities Trust 2020-MF1
Series 2020-E-MF1, REMIC, 1.75%, 04/15/30	257	208
Arbour CLO VI Designated Activity Company
Series DR-6X, 5.24%, (3 Month EURIBOR + 3.20%), 11/16/37, EUR (f) (l)	440	517
Arcano Euro CLO I Designated Activity Company
Series D-1X, 5.59%, (3 Month EURIBOR + 3.40%), 04/25/39, EUR (f) (l)	520	614
Arcano Euro CLO II Designated Activity Company
Series D-2X, 5.30%, 07/25/39, EUR (f) (l)	230	270
AREIT 2025-CRE10 LTD
Series 2025-A-CRE10, 5.53%, (1 Month Term SOFR + 1.38%), 07/19/38 (l)	1,020	1,022
Arini European CLO IV Designated Activity Company
Series D-4X, 5.53%, (3 Month EURIBOR + 3.50%), 01/15/38, EUR (f) (l)	630	742
Arini European CLO V Designated Activity Company
Series D-5X, 5.15%, (3 Month EURIBOR + 2.80%), 01/17/39, EUR (f) (l)	340	399
Atrium Hotel Portfolio Trust 2025-ATRM
Series 2025-A-ATRM, REMIC, 5.80%, (1 Month Term SOFR + 1.65%), 08/15/42 (l)	255	255
Aurium CLO Vii Designated Activity Company
Series DR-7X, 5.16%, (3 Month EURIBOR + 3.15%), 10/15/38, EUR (f) (l)	150	177
Aurium CLO XIII Designated Activity Company
Series D-13X, 5.17%, (3 Month EURIBOR + 2.80%), 04/15/38, EUR (f) (l)	230	270
Avoca CLO XVIII Designated Activity Company
Series DR-18X, 5.08%, (3 Month EURIBOR + 3.05%), 04/15/38, EUR (f) (l)	250	296
Avoca Static CLO I Designated Activity Company
Series DR-1X, 4.93%, (3 Month EURIBOR + 2.90%), 01/15/35, EUR (f) (l)	220	259
BAHA Trust 2024-MAR
Series 2024-C-MAR, REMIC, 7.77%, 12/13/29 (l)	830	863
Ballyrock CLO 14 Ltd.
Series 2020-A1AR-14A, 5.71%, (3 Month Term SOFR + 1.38%), 07/20/37 (l)	3,500	3,509
BAMLL Commercial Mortgage Securities Trust 2025-ASHF
Series 2025-E-ASHF, REMIC, 9.40%, (1 Month Term SOFR + 5.25%), 02/16/27 (l)	1,232	1,237
Bankers Healthcare Group Securitization Trust 2020-A
Series 2020-C-A, 5.17%, 09/17/31	110	110
Battalion CLO X Ltd.
Series 2016-A2R2-10A, 6.13%, (3 Month Term SOFR + 1.81%), 01/25/35 (l)	250	250
BAY 2025-LIVN Mortgage Trust
Series 2025-A-LIVN, REMIC, 5.95%, (1 Month Term SOFR + 1.18%), 05/17/27 (l)	250	251
Bayview Commercial Asset Trust 2006-3
Series 2006-M1-3A, REMIC, 4.78%, (1 Month Term SOFR + 0.62%), 10/27/36 (l) (n)	33	32
BBCMS 2018-TALL Mortgage Trust
Series 2018-C-TALL, REMIC, 5.47%, (1 Month Term SOFR + 1.32%), 03/16/37 (l) (n)	744	681
Benchmark 2021-B23 Mortgage Trust
Interest Only, Series 2021-XA-B23, REMIC, 1.25%, 02/18/54 (l)	8,258	404
Benefit Street Partners CLO Ltd
Series 2015-A1R-6BR, 5.51%, (3 Month Term SOFR + 1.18%), 04/20/38 (l)	500	500
BFLD Commercial Mortgage Trust 2025-5MW
Series 2025-E-5MW, REMIC, 7.91%, 10/10/30 (l)	1,132	1,126
BHMS Commercial Mortgage Trust 2025-ATLS
Series 2025-A-ATLS, REMIC, 5.89%, (1 Month Term SOFR + 1.85%), 08/16/27 (l) (n)	570	571
Birch Grove CLO 12 Ltd
Series 2025-A1-12A, 5.51%, (3 Month Term SOFR + 1.17%), 04/22/38 (l)	4,600	4,604
BlueMountain CLO XXII Ltd
Series 2018-B-22A, 6.08%, (3 Month Term SOFR + 1.76%), 07/15/31 (l)	252	252
BMP 2024-MF23
Series 2024-E-MF23, 7.54%, (1 Month Term SOFR + 3.39%), 06/15/26 (l)	376	376
BWAY Corporation
Series 2013-D-1515, REMIC, 3.63%, 03/10/33	581	530
BX Commercial Mortgage Trust 2020-VIV4
Series 2020-A-VIV4, REMIC, 2.84%, 03/11/30	237	219
BX Commercial Mortgage Trust 2021-SOAR
Series 2021-G-SOAR, REMIC, 7.06%, (1 Month Term SOFR + 2.91%), 06/15/38 (l)	1,231	1,232
BX Commercial Mortgage Trust 2021-XL2
Series 2021-A-XL2, REMIC, 4.95%, (1 Month Term SOFR + 0.80%), 10/15/38 (l)	129	129
Series 2021-F-XL2, REMIC, 6.51%, (1 Month Term SOFR + 2.36%), 10/15/38 (l)	1,757	1,755
BX Commercial Mortgage Trust 2024-GPA3
Series 2024-B-GPA3, REMIC, 5.79%, (1 Month Term SOFR + 1.64%), 12/15/26 (l)	1,407	1,411
BX Commercial Mortgage Trust 2024-KING
Series 2024-A-KING, REMIC, 5.69%, (1 Month Term SOFR + 1.54%), 05/15/26 (l)	484	484
BX Commercial Mortgage Trust 2024-MDHS
Series 2024-A-MDHS, REMIC, 5.79%, (1 Month Term SOFR + 1.64%), 05/15/29 (l)	309	310
BX Commercial Mortgage Trust 2024-XL5
Series 2024-A-XL5, REMIC, 5.54%, (1 Month Term SOFR + 1.39%), 03/15/26 (l)	670	670
BX Trust 2019-OC11
Series 2019-D-OC11, REMIC, 4.08%, 12/11/29 (l)	1,238	1,170
Series 2019-E-OC11, REMIC, 4.08%, 12/11/29 (l)	1,735	1,588
BX Trust 2024-CNYN
Series 2024-A-CNYN, REMIC, 5.59%, (1 Month Term SOFR + 1.44%), 04/15/29 (l)	786	787
BX Trust 2024-VLT4
Series 2024-E-VLT4, REMIC, 7.04%, (1 Month Term SOFR + 2.89%), 06/15/26 (l)	410	411

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Series 2024-F-VLT4, REMIC, 8.09%, (1 Month Term SOFR + 3.94%), 06/15/26 (l)	1,025	1,029
BX Trust 2025-LIFE
Series 2025-A-LIFE, REMIC, 5.88%, 06/14/35 (l)	360	371
BX Trust 2025-ROIC
Series 2025-E-ROIC, REMIC, 7.09%, (1 Month Term SOFR + 2.94%), 03/15/27 (l)	727	725
BX Trust 2025-VLT6
Series 2025-A-VLT6, REMIC, 5.59%, (1 Month Term SOFR + 1.44%), 03/15/27 (l)	307	307
Capital Four CLO VIII Designated Activity Company
Series D-8X, 5.19%, (3 Month EURIBOR + 3.25%), 10/25/37, EUR (f) (l)	520	612
CD 2017-CD6 Mortgage Trust
Series 2017-B-CD6, REMIC, 3.91%, 11/15/27 (l)	132	126
CFSP 2024-AHP1 A
Series 2024-A-AHP1, REMIC, 6.50%, 04/17/37	805	781
CIFC European Funding CLO II Designated Activity Company
Series B1-2X, 3.63%, (3 Month EURIBOR + 1.60%), 04/15/33, EUR (f) (l)	100	117
CIFC Funding 2014-III, Ltd.
Series 2014-A1R-3A, 5.50%, (3 Month Term SOFR + 1.18%), 03/31/38 (l)	1,800	1,799
CIFC Funding 2019-IV Ltd
Series 2019-A1R2-4A, 5.65%, (3 Month Term SOFR + 1.30%), 07/15/38 (l)	3,000	3,012
Series 2019-BR2-4A, 6.20%, (3 Month Term SOFR + 1.85%), 07/15/38 (l)	1,300	1,305
CIFC Funding 2021-V Ltd
Series 2021-A1R-5A, 5.52%, (3 Month Term SOFR + 1.26%), 01/15/38 (l)	1,300	1,303
CIFC Funding 2024-III Ltd
Series 2024-A1-3A, REMIC, 5.81%, (3 Month Term SOFR + 1.48%), 07/21/37 (l)	300	302
CIFC Funding 2025-II Ltd
Series 2025-A-2A, 5.43%, (3 Month Term SOFR + 1.13%), 04/15/38 (l)	250	250
COMM 2024-WCL1 MORTGAGE TRUST
Series 2024-E-WCL1, REMIC, 8.64%, (1 Month Term SOFR + 4.49%), 06/15/26 (l)	490	487
Community Loan Servicing, LLC
Series 2005-M6-3A, REMIC, 5.32%, (1 Month Term SOFR + 1.16%), 11/25/35 (l) (n)	36	39
Concord Music Royalties LLC
Series 2024-A-1A, 5.64%, 10/20/29	441	445
CONE Trust 2024-DFW1
Series 2024-E-DFW1, REMIC, 8.04%, (1 Month Term SOFR + 3.95%), 08/15/41 (l)	480	481
Contego CLO V Designated Activity Company
Series DR-5X, 5.13%, (3 Month EURIBOR + 3.10%), 10/15/37, EUR (f) (l)	340	400
Contego CLO VII Designated Activity Company
Series DR-7X, 5.42%, (3 Month EURIBOR + 3.45%), 01/23/38, EUR (f) (l)	430	507
Contego CLO XI Designated Activity Company
Series DR-11X, 5.93%, (3 Month EURIBOR + 3.20%), 11/22/38, EUR (f) (l)	320	376
Cook Park CLO, Ltd.
Series 2018-B-1A, 5.98%, (3 Month Term SOFR + 1.66%), 04/17/30 (l)	258	258
CSAIL 2016-C5 Commercial Mortgage Trust
Series 2016-C-C5, REMIC, 4.56%, 11/18/25 (l)	96	94
CSMC 2020-FACT
Series 2020-E-FACT, REMIC, 9.63%, (1 Month Term SOFR + 5.48%), 10/15/37 (l)	200	186
CVC Cordatus Opportunity Loan Fund-R Designated Activity Company
Series DR-1X, 4.84%, (3 Month EURIBOR + 2.80%), 09/18/33, EUR (f) (l)	1,030	1,204
DBGS 2024-SBL
Series 2024-A-SBL, REMIC, 6.03%, (1 Month Term SOFR + 1.88%), 08/17/26 (l)	110	110
DGWD Trust 2025-INFL
Series 2025-A-INFL, REMIC, 5.75%, (1 Month Term SOFR + 1.60%), 08/15/27 (l)	824	826
Diameter Capital CLO 9 Ltd
Series 2025-A-9A, 5.50%, (3 Month Term SOFR + 1.17%), 04/20/38 (l)	250	250
DK Trust 2025-LXP
Series 2025-A-LXP, REMIC, 5.74%, (1 Month Term SOFR + 1.59%), 08/15/27 (l)	171	171
ELM Trust 2024-ELM
Series 2024-E10-ELM, REMIC, 7.79%, 06/11/27 (l)	918	932
Elmwood CLO II Ltd
Series 2019-BRR-2A, 6.03%, (3 Month Term SOFR + 1.70%), 10/20/37 (l)	350	351
ELP Commercial Mortgage Trust 2021-ELP
Series 2021-F-ELP, REMIC, 6.93%, (1 Month Term SOFR + 2.78%), 11/15/38 (l)	1,002	1,000
Extended Stay America Trust 2021-ESH
Series 2021-D-ESH, REMIC, 6.51%, (1 Month Term SOFR + 2.36%), 07/15/38 (l)	1,836	1,836
Series 2021-E-ESH, REMIC, 7.11%, (1 Month Term SOFR + 2.96%), 07/15/38 (l)	1,170	1,170
Fidelity Grand Harbour CLO 2023-1 Designated Activity Company
Series 2023-DR-1X, 4.84%, (3 Month EURIBOR + 2.70%), 02/15/38, EUR (f) (l)	440	517
Flatiron CLO 28 Ltd
Series 2024-A1R-1A, 5.24%, (3 Month Term SOFR + 1.08%), 07/15/36 (l)	250	250
FNA 8, LLC
Series 2025-A-1, 5.62%, 03/15/45 (l)	973	981
FS Rialto 2025-FL10 Issuer, LLC
Series 2025-A-FL10, 5.52%, (1 Month Term SOFR + 1.39%), 08/19/42 (l)	810	811
Golub Capital Partners CLO 77 B Ltd
Series 2024-A1-77A, 5.57%, (3 Month Term SOFR + 1.25%), 01/25/38 (l)	250	250
GoodLeap Home Improvement Solutions Trust 2024-1
Series 2024-A-1A, REMIC, 5.35%, 04/20/33	1,590	1,612
Goodleap Sustainable Home Solutions Trust 2021-3
Series 2021-A-3CS, REMIC, 2.10%, 03/20/36	433	332
GreenSky Home Improvement Trust 2024-1
Series 2024-A4-1, 5.67%, 06/25/59	925	942
Series 2024-B-1, 5.87%, 06/25/59	148	151
Greystone CRE Notes 2021-FL3, Ltd.
Series 2021-A-FL3, 5.28%, (1 Month Term SOFR + 1.13%), 07/15/39 (l)	53	53
GS Mortgage Securities Corporation Trust 2021-DM
Series 2021-E-DM, REMIC, 7.20%, (1 Month Term SOFR + 3.05%), 11/15/36 (l)	1,303	1,296
GS Mortgage Securities Corporation Trust 2021-IP
Series 2021-A-IP, REMIC, 5.21%, (1 Month Term SOFR + 1.06%), 10/15/26 (l)	239	238
GS Mortgage Securities Corporation Trust 2021-ROSS
Series 2021-A-ROSS, REMIC, 5.41%, (1 Month Term SOFR + 1.26%), 06/16/36 (l)	230	218
GS Mortgage Securities Corporation Trust 2025-800D
Series 2025-A-800D, REMIC, 6.80%, (1 Month Term SOFR + 2.65%), 11/18/27 (l)	1,439	1,443
GS Mortgage Securities Trust 2020-GC47
Series 2020-AS-GC47, REMIC, 2.73%, 04/12/30	676	613
GS Mortgage Securities Trust 2020-GSA2
Interest Only, Series 2020-XA-GSA2, REMIC, 1.66%, 12/12/53 (l)	933	60
Hambridge Euro CLO 1 Designated Activity Company
Series D-1X, 0.00%, (3 Month EURIBOR + 3.30%), 10/20/38, EUR (f) (l)	310	364
Harvest CLO XXXII Designated Activity Company
Series D-32X, 5.54%, (3 Month EURIBOR + 3.60%), 07/27/37, EUR (f) (l)	322	380
Henley CLO XI Designated Activity Company
Series D-11X, 4.97%, (3 Month EURIBOR + 2.60%), 04/25/39, EUR (f) (l)	490	574

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Henley CLO XII Designated Activity Company
Series D-12X, 5.88%, (3 Month EURIBOR + 3.10%), 01/15/38, EUR (f) (l)	320	377
HILT Commercial Mortgage Trust 2024-ORL
Series 2024-A-ORL, REMIC, 5.69%, (1 Month Term SOFR + 1.54%), 05/15/26 (l)	821	822
Series 2024-D-ORL, REMIC, 7.34%, (1 Month Term SOFR + 3.19%), 05/15/26 (l)	867	866
Holland Park CLO Designated Activity Company
Series A1RR-1X, 2.95%, (3 Month EURIBOR + 0.92%), 11/14/32, EUR (f) (l)	49	58
Hudson Yards 2016-10HY Mortgage Trust
Series 2016-E-10HY, REMIC, 2.98%, 08/12/26 (l)	138	132
Huntington National Bank, The
Series 2024-B2-1, 5.79%, (SOFR 30-Day Average + 1.40%), 02/20/28 (h) (l)	544	545
Series 2025-B2-2, 5.59%, (1 Month Term SOFR + 1.20%), 09/20/33 (l)	393	393
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series 2018-DFL-WPT, REMIC, 6.96%, (1 Month Term SOFR + 2.74%), 07/08/33 (l) (n)	192	96
J.P. Morgan Chase Commercial Mortgage Securities Trust 2021-MHC
Series 2021-E-MHC, REMIC, 6.71%, (1 Month Term SOFR + 2.56%), 04/15/26 (l)	1,108	1,109
Series 2021-F-MHC, REMIC, 7.21%, (1 Month Term SOFR + 3.06%), 04/15/26 (l)	520	521
J.P. Morgan Chase Commercial Mortgage Securities Trust 2022-OPO
Series 2022-C-OPO, REMIC, 3.45%, 01/08/27 (l)	481	399
J.P. Morgan Mortgage Trust 2021-INV5
Series 2021-A2A-INV5, REMIC, 2.50%, 07/25/43 (l)	2,316	1,920
J.P. Morgan Mortgage Trust 2021-INV7
Series 2021-A3A-INV7, REMIC, 2.50%, 02/25/28 (l)	3,243	2,917
Series 2021-A4A-INV7, REMIC, 2.50%, 07/25/43 (l)	1,620	1,112
JetBlue Airways Corporation
Series 2019-AA-1, 2.75%, 05/15/32	179	158
Jubilee CLO 2024-XXIX Designated Activity Company
Series 2024-D-29X, 5.23%, (3 Month EURIBOR + 3.20%), 01/17/39, EUR (f) (l)	540	635
JW Commercial Mortgage Trust 2024-MRCO
Series 2024-D-MRCO, REMIC, 7.34%, (1 Month Term SOFR + 3.19%), 06/15/26 (l)	340	342
KSL Commercial Mortgage Trust 2024-HT2
Series 2024-A-HT2, REMIC, 5.69%, (1 Month Term SOFR + 1.54%), 12/15/26 (l)	573	573
LBA Trust 2024-BOLT
Series 2024-A-BOLT, REMIC, 5.74%, (1 Month Term SOFR + 1.59%), 06/15/26 (l)	650	651
Series 2024-F-BOLT, REMIC, 8.59%, (1 Month Term SOFR + 4.44%), 06/15/26 (l)	149	147
LoanCore 2025-CRE8 Issuer LLC
Series 2025-A-CRE8, 5.60%, (1 Month Term SOFR + 1.45%), 11/01/29 (l)	830	832
Lyra Music Assets Delaware LP
Series 2024-A2-2A, 5.76%, 12/20/29 (h)	1,168	1,186
Mariner Finance Issuance Trust 2024- A
Series 2024-A-AA, 5.13%, 09/22/36	837	846
Series 2024-D-AA, 6.77%, 09/22/36	139	141
MCR 2024-TWA Mortgage Trust
Series 2024-E-TWA, REMIC, 8.73%, 06/12/27	314	319
MF1 2021-FL6 Ltd.
Series 2021-A-FL6, 5.35%, (1 Month Term SOFR + 1.21%), 07/18/36 (l)	24	24
MF1 2025-FL20 LLC
Series 2025-A-FL20, 5.59%, (1 Month Term SOFR + 1.45%), 08/18/29 (l)	970	974
MF1 Multifamily Housing Mortgage Loan Trust
Series 2021-F-W10, REMIC, 7.52%, (1 Month Term SOFR + 3.37%), 12/16/26 (l)	695	693
MHC Commercial Mortgage Trust 2021-MHC
Series 2021-E-MHC, REMIC, 6.37%, (1 Month Term SOFR + 2.22%), 04/15/26 (l)	1,222	1,223
Series 2021-F-MHC, REMIC, 6.87%, (1 Month Term SOFR + 2.72%), 04/15/26 (l)	137	137
MHP Commercial Mortgage Trust 2021-STOR
Series 2021-G-STOR, REMIC, 7.02%, (1 Month Term SOFR + 2.86%), 07/15/38 (l)	602	602
MidOcean Credit CLO XVIII LLC
Series 2025-A1-18A, 5.42%, (3 Month Term SOFR + 0.00%), 10/18/35 (l)	2,000	2,001
Morgan Stanley Capital I Trust 2018-MP
Series 2018-A-MP, REMIC, 4.42%, 07/13/28 (l)	338	318
Navient Private Education Loan Trust 2021-D
Series 2021-B-DA, 2.61%, 04/15/60	219	209
Series 2021-C-DA, 3.48%, 04/15/60	585	551
Series 2021-A-DA, 5.51%, (Prime + -1.99%), 04/15/60 (l)	765	760
Navient Private Education Refi Loan Trust 2023-A
Series 2024-A-A, 5.66%, 12/15/34	1,787	1,836
Navient Refinance Loan Trust 2025-B
Series 2025-A-B, 4.72%, 12/15/34	1,080	1,079
Nelnet Student Loan Trust 2021-A
Series 2021-B1-A, 2.85%, 04/20/62	981	885
Series 2021-D-A, 4.93%, 04/20/62	930	861
Nelnet Student Loan Trust 2021-B
Series 2021-C-BA, 3.57%, 04/20/62	980	895
Nelnet Student Loan Trust 2021-C
Series 2021-C-CA, 3.36%, 04/20/62	130	113
Nelnet Student Loan Trust 2025-A
Series 2025-A1B-AA, 5.47%, (SOFR 30-Day Average + 1.10%), 03/15/57 (l)	1,781	1,776
Nelnet Student Loan Trust 2025-C
Series 2025-A1B-CA, REMIC, 5.69%, (SOFR 30-Day Average + 1.35%), 08/15/36 (l)	1,162	1,162
Series 2025-D-CA, REMIC, 5.82%, 08/15/36	660	659
Neuberger Berman CLO XXI Ltd.
Series 2016-A1R3-21A, 5.65%, (3 Month Term SOFR + 1.32%), 01/20/39 (l)	6,600	6,612
Neuberger Berman Loan Advisers CLO 26 Ltd
Series 2017-BR2-26A, 6.08%, (3 Month Term SOFR + 1.75%), 10/18/38 (l)	500	502
NYC Commercial Mortgage Trust 2025-3BP
Series 2025-A-3BP, REMIC, 5.36%, (1 Month Term SOFR + 1.27%), 02/16/27 (l)	406	404
OCP CLO 2014-5, Ltd.
Series 2014-A2R-5A, 5.98%, (3 Month Term SOFR + 1.66%), 04/28/31 (l)	200	200
OCP CLO 2017-13 Ltd
Series 2017-AR2-13A, 5.67%, (3 Month Term SOFR + 1.34%), 11/26/37 (l)	700	702
Octagon Investment Partners XVI, Ltd.
Series 2013-BR-1A, 6.18%, (3 Month Term SOFR + 1.86%), 07/17/30 (l)	2,000	2,002
OHA Credit Partners Ltd
Series 2023-A-15RA, 5.60%, (3 Month Term SOFR + 1.29%), 07/20/38 (l)	1,300	1,304
Oha Credit Partners X Ltd
Series 2014-AR2-10RA, 5.46%, (3 Month Term SOFR + 1.13%), 04/20/38 (l)	250	250
ONNI Commercial Mortgage Trust 2024-APT
Series 2024-A-APT, REMIC, 5.75%, 07/17/29 (l)	420	429
P11 Commercial Mortgage Trust 2025-P11
Series 2025-A-P11, REMIC, 5.52%, 08/12/30 (l)	427	433
Pagaya AI Debt Selection Trust
Series 2021-NOTE-2, 3.00%, 01/25/29	24	24
Palmer Square European Loan Funding 2024-2 Designated Activity Company
Series 2024-D-2X, 5.19%, (3 Month EURIBOR + 3.15%), 05/15/34, EUR (f) (l)	380	446
Palmer Square European Loan Funding 2024-3 Designated Activity Company
Series 2024-D-3X, 5.09%, (3 Month EURIBOR + 3.05%), 05/15/34, EUR (f) (l)	320	374

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Penta CLO 17 Designated Activity Company
Series 2024-D-17X, 5.29%, (3 Month EURIBOR + 3.25%), 08/15/38, EUR (f) (l)	350	414
Pikes Peak CLO 4
Series 2019-ARR-4A, 5.47%, (3 Month Term SOFR + 1.21%), 07/15/34 (l)	250	250
PKHL Commercial Mortgage Trust 2021-MF
Series 2021-F-MF, REMIC, 7.61%, (1 Month Term SOFR + 3.46%), 07/15/38 (l)	141	66
PRM5 Trust 2025-PRM5
Series 2025-D-PRM5, REMIC, 5.62%, 03/10/28 (l)	900	896
Prodigy Finance CM2021-1 Designated Activity Company
Series 2021-B-1A, 6.77%, (1 Month Term SOFR + 2.61%), 07/25/51 (l)	49	49
Series 2021-C-1A, 8.02%, (1 Month Term SOFR + 3.86%), 07/25/51 (l)	43	43
Progress Residential 2021-SFR3 Trust
Series 2021-F-SFR3, REMIC, 3.44%, 05/19/26	419	415
Providus CLO II Designated Activity Company
Series DRR-2X, 5.23%, (3 Month EURIBOR + 3.20%), 10/15/38, EUR (f) (l)	346	407
QTS Issuer ABS II LLC
Series 2025-A2-1A, 5.04%, 10/05/55	1,171	1,167
Recette CLO, Ltd.
Series 2015-BRR-1A, 5.99%, (3 Month Term SOFR + 1.66%), 04/20/34 (l)	250	250
Regatta 31 Funding Ltd
Series 2025-A1-1A, 5.43%, (3 Month Term SOFR + 1.17%), 03/25/38 (l)	1,600	1,601
Regatta XVIII Funding Ltd
Series 2021-A1R-1A, 5.48%, (3 Month Term SOFR + 1.16%), 04/15/38 (l)	250	250
Republic Finance Issuance Trust 2024-A
Series 2024-A-A, 5.91%, 06/21/27	1,284	1,300
Republic Finance Issuance Trust 2025-A
Series 2025-A-A, 4.59%, 11/20/29	1,359	1,359
Retained Vantage Data Centers Issuer LLC
Series 2025-A2A-1A, 5.09%, 08/15/30	982	984
Rockford Tower Europe CLO 2025-1 Designated Activity Company
Series 2025-D-1X, 5.21%, (3 Month EURIBOR + 3.00%), 10/25/37, EUR (f) (l)	430	505
RR 28 Ltd
Series 2024-A1R-28RA, 5.87%, (3 Month Term SOFR + 1.55%), 04/15/37 (l)	762	763
SCG Commercial Mortgage Trust 2025-DLFN
Series 2025-E-DLFN, REMIC, 7.10%, 03/15/27 (l)	520	520
Signal Harmonic CLO I Designated Activity Company
Series DR-1X, 5.42%, (3 Month EURIBOR + 3.50%), 07/15/38, EUR (f) (l)	180	213
Silver Point CLO 7 LTD
Series 2024-A1-7A, 5.68%, (3 Month Term SOFR + 1.36%), 01/15/38 (l)	250	251
Silver Point CLO 8 Ltd
Series 2025-A1-8A, 5.43%, (3 Month Term SOFR + 1.21%), 04/15/38 (l)	150	150
Sixth Street CLO XX Ltd
Series 2021-A1R-20A, 5.63%, (3 Month Term SOFR + 1.32%), 07/19/38 (l)	3,000	3,010
Series 2021-A2R-20A, 5.88%, (3 Month Term SOFR + 1.57%), 07/19/38 (l)	3,000	3,004
SLM Private Education Loan Trust 2010-C
Series 2010-A5-C, 9.01%, (1 Month Term SOFR + 4.86%), 10/15/41 (l)	1,335	1,399
SMB Private Education Loan Trust 2021-A
Series 2021-B-A, 2.31%, 01/15/53	209	204
Series 2021-C-A, 2.99%, 01/15/53	1,715	1,508
SMB Private Education Loan Trust 2021-C
Series 2021-B-C, REMIC, 2.30%, 01/15/53	142	138
Series 2021-C-C, REMIC, 3.00%, 01/15/53	108	97
Series 2021-D-C, REMIC, 3.93%, 01/15/53	33	30
SMB Private Education Loan Trust 2024-D
Series 2024-A1B-D, 5.62%, (SOFR 30-Day Average + 1.25%), 07/05/53 (l)	1,093	1,093
SoFi Personal Loan Trust 2023-1
Series 2023-A-1, 6.00%, 09/13/27 (l)	604	612
Series 2023-R1-1, 0.00%, 11/12/30 (l)	27	913
Sona Fios CLO III DAC
Series D-3X, 5.27%, (3 Month EURIBOR + 3.25%), 04/20/37, EUR (f) (l)	690	815
Sona Fios CLO V Designated Activity Company
Series D-5X, 5.33%, (3 Month EURIBOR + 3.30%), 08/25/38, EUR (f) (l)	260	306
Spirit Airlines, LLC
Series 2015-A-1, 0.00%, 04/01/28 (a) (o)	24	23
Series 2017-A-1, 0.00%, 02/15/30 (a) (o)	714	651
Series 2017-AA-1, 0.00%, 02/15/30 (a) (o)	271	254
SPLT_24-1: A ABS
Series 2024-A-1, 6.06%, 02/12/31	583	587
SPLT_24-1: R1 ABS
Series 2024-R1-1, 0.00%, 02/12/31 (l)	24	377
SREIT Commercial Mortgage Trust 2021-MFP
Series 2021-A-MFP, REMIC, 5.00%, (1 Month Term SOFR + 0.85%), 11/15/38 (l)	216	216
Series 2021-F-MFP, REMIC, 6.89%, (1 Month Term SOFR + 2.74%), 11/15/38 (l)	1,261	1,260
SREIT Commercial Mortgage Trust 2021-MFP2
Series 2021-F-MFP2, REMIC, 6.88%, (1 Month Term SOFR + 2.73%), 11/16/26 (l)	360	360
Subway Funding LLC
Series 2024-A2II-1A, 6.27%, 07/30/31	827	847
Symphony CLO XXI Ltd
Series 2019-AR2-21A, 5.22%, (3 Month Term SOFR + 0.90%), 07/15/32 (l)	237	237
Taco Bell Funding, LLC
Series 2025-A2I-1A, 4.82%, 08/25/55	1,239	1,245
TCW CLO 2023-1 Ltd
Series 2023-A1R-1A, 5.72%, (3 Month Term SOFR + 1.38%), 03/31/38 (l)	2,000	2,007
Texas Debt Capital CLO 2023-I Ltd
Series 2023-D1R-1A, 7.05%, (3 Month Term SOFR + 2.75%), 07/20/38 (l)	1,300	1,309
Texas Debt Capital Euro CLO 2025-I Designated Activity Company
Series 2025-D-1X, 5.20%, (3 Month EURIBOR + 3.00%), 04/16/39, EUR (f) (l)	520	611
TICP CLO VI 2016-2, Ltd.
Series 2016-AR2-6A, 5.70%, (3 Month Term SOFR + 1.38%), 01/17/34 (l)	250	250
TICP CLO XII, Ltd.
Series 2018-BR-12A, 6.23%, (3 Month Term SOFR + 1.91%), 07/17/34 (l)	250	250
Tikehau CLO XII Designated Activity Company
Series D-12X, 5.27%, (3 Month EURIBOR + 3.25%), 10/20/38, EUR (f) (l)	570	673
TRESTLES CLO III LTD
Series 2020-A1R-3A, 5.72%, (3 Month Term SOFR + 1.39%), 10/20/37 (l)	1,250	1,253
Truist Bank
Series 2025-B-1, 4.73%, 12/15/28	1,330	1,331
UBS Commercial Mortgage Trust 2019-C17
Series 2019-A4-C17, REMIC, 2.92%, 09/17/29	180	169
United Airlines Pass Through Trust 2019-2AA
Series 2019-A-2, REMIC, 2.90%, 05/01/28	115	108
Upgrade Master Pass-Thru Trust Series 2025-ST6
Series 2025-A-ST6, 4.61%, 10/15/32	399	399
UPX HIL 2025-1 Issuer Trust
Series 2025-A-1, 5.16%, 06/25/32	1,343	1,348
Usaa Ultra Short-Term Bond Fund
Series 2019-AR2-75A, 5.62%, (3 Month Term SOFR + 1.30%), 04/17/34 (l)	3,000	3,001
Victory Street CLO I Designated Activity Company
Series D-1X, 5.48%, (3 Month EURIBOR + 3.45%), 01/15/38, EUR (f) (l)	480	565
VNDO Trust 2016-350P
Series 2016-D-350P, REMIC, 3.90%, 01/12/27 (l)	325	318

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Voya CLO 2017-2, Ltd.
Series 2017-A2AR-2A, 6.23%, (3 Month Term SOFR + 1.91%), 06/07/30 (l)	1,300	1,304
Voya CLO 2018-2 Ltd
Series 2018-C1-2A, 6.43%, (3 Month Term SOFR + 2.11%), 07/15/31 (l)	700	701
Wells Fargo Commercial Mortgage Trust 2018-1745
Series 2018-A-1745, REMIC, 3.75%, 06/15/28 (l)	211	194
Wells Fargo Commercial Mortgage Trust 2020-C58
Interest Only, Series 2020-XA-C58, REMIC, 1.79%, 07/17/53 (l)	4,783	324
Wells Fargo Commercial Mortgage Trust 2021-C59
Interest Only, Series 2021-XA-C59, REMIC, 1.49%, 04/17/54 (l)	2,804	160
Wells Fargo Commercial Mortgage Trust 2022-ONL
Series 2024-A-1CHI, REMIC, 5.31%, 07/15/27 (l)	417	422
Whitebox CLO I Ltd
Series 2019-BRR-1A, 6.07%, (3 Month Term SOFR + 1.75%), 07/24/36 (l)	250	250
Whitebox CLO V Ltd
Series 2025-A1-5A, 5.64%, (3 Month Term SOFR + 1.36%), 07/20/38 (l)	3,000	3,016
Series 2025-B-5A, 5.98%, (3 Month Term SOFR + 1.70%), 07/20/38 (l)	700	703
Total Non-U.S. Government Agency Asset-Backed Securities (cost $174,737)		171,644
GOVERNMENT AND AGENCY OBLIGATIONS 5.2%
Sovereign 3.6%
Arab Republic of Egypt
24.46%, 10/01/27, EGP	6,389	135
24.14%, 12/03/27, EGP	794	17
21.38%, 02/04/28, EGP	8,581	173
23.44%, 07/01/28, EGP	6,970	146
5.63%, 04/16/30, EUR (f)	106	118
8.50%, 01/31/47 (h)	200	176
7.50%, 02/16/61 (h)	200	157
Cabinet of Ministers of Ukraine
4.50%, 02/01/29 - 02/01/34 (h) (n)	93	60
0.00%, 02/01/30 - 02/01/36 (h) (n)	53	26
CBB International Sukuk Company S.P.C
5.45%, 09/16/32 (f)	219	215
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
1.86%, 12/01/32	82	68
6.85%, 08/12/35, PEN (h)	2,325	702
Departamento Administrativo De La Presidencia De La Republica
8.00%, 04/20/33	329	358
Estado Espanol
2.70%, 01/31/30, EUR	4,676	5,532
3.15%, 04/30/35, EUR (h)	1,139	1,331
Gobierno de la Republica de Guatemala
7.05%, 10/04/32 (h)	260	286
6.60%, 06/13/36 (h)	200	212
Gobierno de la Republica del Ecuador
6.90%, 07/31/30 (h) (n)	16	15
Gobierno De La Republica Oriental Del Uruguay
9.75%, 07/20/33, UYU	5,901	163
5.25%, 09/10/60	135	127
Gobierno Federal de los Estados Unidos Mexicanos
7.00%, 09/03/26, MXN	44,544	2,422
8.50%, 03/01/29, MXN	16,602	918
7.50%, 05/26/33, MXN	54,945	2,833
8.00%, 02/21/36, MXN	9,800	505
7.75%, 11/13/42, MXN	5,928	282
7.38%, 05/13/55	594	655
Gouvernement De France
3.20%, 05/25/35, EUR (h)	1,272	1,460
Government of Barbados, The
8.00%, 06/26/35 (h)	85	88
Government of Canada
2.75%, 03/01/30, CAD	7,049	5,067
Government of Ireland
2.60%, 10/18/34, EUR (f)	15,365	17,525
Government of Saudi Arabia
4.50%, 04/17/30 (f)	399	403
5.00%, 01/18/53 (h)	316	284
HM Treasury
4.38%, 03/07/30, GBP	8,024	10,895
Latvia, Republic of
5.13%, 07/30/34 (h)	200	205
Magyar Export-Import Bank Zartkoruen Mukodo Reszvenytarsasag
6.00%, 05/16/29, EUR (f)	240	304
Malaysia, Government of
4.64%, 11/07/33, MYR	6,312	1,620
3.83%, 07/05/34, MYR	1,497	364
4.46%, 03/31/53, MYR	688	177
Ministerio De Hacienda Y Credito Publico
5.75%, 11/03/27, COP	8,298,900	1,979
7.75%, 09/18/30, COP	5,531,900	1,249
Ministry of Finance People's Republic of China
2.11%, 08/25/34, CNY	4,110	591
Morocco, Kingdom of
5.95%, 03/08/28 (h)	200	208
4.75%, 04/02/35, EUR (h)	135	163
Presidence de la Republique de Cote d'Ivoire
8.08%, 04/01/36 (h)	200	208
Presidencia da Republica
10.00%, 01/01/27, BRL	15,160	2,729
Presidencia de la Republica de Chile
3.75%, 01/14/32, EUR	404	484
4.34%, 03/07/42	354	314
Presidencia de la Republica Dominicana
4.50%, 01/30/30 (h)	370	363
7.05%, 02/03/31 (h)	150	162
10.75%, 06/01/36, DOP (h)	30,250	520
Republic of Indonesia, The Government of, The
7.00%, 05/15/27, IDR	19,263,000	1,191
6.75%, 07/15/35, IDR	16,615,000	1,021
8.25%, 05/15/36, IDR	9,178,000	625
7.13%, 06/15/38, IDR (f)	13,785,000	854
Romania, Government of
2.12%, 07/16/31, EUR (f)	56	56
5.88%, 07/11/32, EUR (h)	60	72
6.25%, 09/10/34, EUR (h)	148	179
6.75%, 07/11/39, EUR (h)	51	61
Sandor-Palota
5.25%, 06/16/29 (h)	344	351
5.38%, 09/12/33, EUR (f)	45	57
7.00%, 10/24/35, HUF	203,300	619
Segretariato Generale Della Presidenza Della Repubblica
2.95%, 07/01/30, EUR	4,209	4,987
South Africa, Parliament of
8.00%, 01/31/30, ZAR	51,469	2,991
7.00%, 02/28/31, ZAR	41,875	2,301
8.50%, 01/31/37, ZAR	21,211	1,130
5.00%, 10/12/46	200	150
5.75%, 09/30/49	353	283
Thailand, Kingdom of
2.50%, 11/17/29, THB	80,127	2,602
4.00%, 06/17/55, THB	588	26
The Philippines, Government of
6.25%, 02/28/29, PHP	31,410	547
6.38%, 04/28/35, PHP	51,720	910
The Republic of Uzbekistan
5.38%, 05/29/27, EUR (h)	108	131
Turkiye Cumhuriyeti Basbakanlik
31.08%, 11/08/28, TRY	7,148	161
30.00%, 09/12/29, TRY	4,100	91
Urad Vlady Ceske Republiky
5.00%, 09/30/30, CZK	34,890	1,751
4.50%, 11/11/32, CZK	18,690	910
Urzad Rady Ministrow
5.75%, 04/25/29, PLN	9,724	2,776
4.75%, 07/25/29, PLN	5,478	1,512

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
4.88%, 10/04/33	38	38
5.00%, 10/25/34 - 10/25/35, PLN	5,831	1,550
5.50%, 04/04/53	58	56
Vlada Crne Gore
2.88%, 12/16/27, EUR (f)	106	122
Vlada NA Republika Severna Makedonija
6.96%, 03/13/27, EUR (f)	115	140
		95,245
U.S. Treasury Note 0.8%
Treasury, United States Department of
4.00%, 12/15/25 (b)	20,893	20,893
4.13%, 02/28/27 (b)	1,380	1,388
		22,281
Mortgage-Backed Securities 0.7%
Federal National Mortgage Association, Inc.
TBA, 3.50%, 10/15/55 (p)	20,495	18,727
Municipal 0.1%
Grand Canyon University
7.38%, 10/01/29	555	582
Port of Beaumont Industrial Development Authority
10.00%, 07/01/26	785	789
		1,371
Collateralized Mortgage Obligations 0.0%
Federal Home Loan Mortgage Corporation
Interest Only, Series XFX-KL06, REMIC, 1.46%, 12/25/29 (l)	1,332	53
Interest Only, Series X1-K105, REMIC, 1.64%, 01/25/30 (l)	1,700	92
Interest Only, Series X1-K109, REMIC, 1.69%, 04/25/30 (l)	2,337	135
Interest Only, Series X1-K110, REMIC, 1.76%, 04/25/30 (l)	1,301	78
Interest Only, Series X1-K116, REMIC, 1.52%, 07/25/30 (l)	1,192	65
Interest Only, Series 2020-X1-K120, REMIC, 1.12%, 10/25/30 (l)	7,606	314
Series 2022-B1-DNA1, REMIC, 7.76%, (SOFR 30-Day Average + 3.40%), 01/25/32 (l)	331	340
		1,077
Commercial Mortgage-Backed Securities 0.0%
Federal Home Loan Mortgage Corporation
Interest Only, Series X1-KW09, REMIC, 0.92%, 05/25/29 (l)	8,664	177
Federal National Mortgage Association, Inc.
Series 2018-A2-M13, REMIC, 3.88%, 09/25/30 (l)	235	231
		408
Treasury Inflation Indexed Securities 0.0%
Urzad Rady Ministrow
2.00%, 08/25/36, PLN (q)	1,024	252
Total Government And Agency Obligations (cost $135,500)		139,361
SENIOR FLOATING RATE INSTRUMENTS 5.1%
Information Technology 1.2%
Altar Bidco, Inc.
Term Loan, 9.58%, (3 Month Term SOFR + 5.60%), 11/09/28 (l)	2,318	2,195
Atos SE
Term Loan, 0.00%, (3 Month EURIBOR + 2.60%), 12/17/29, EUR (l) (r)	1,000	1,246
Aviv Group GmbH
Term Loan, 6.10%, (EURIBOR + 4.00%), 01/29/32, EUR (l)	1,434	1,693
Bock Capital Bidco B.V.
Term Loan, 5.48%, (3 Month EURIBOR + 4.00%), 06/29/28, EUR (l)	912	1,073
Boost Newco Borrower, LLC
2025 USD Term Loan B2, 6.30%, (3 Month Term SOFR + 2.00%), 01/31/31 (l)	866	867
Boxer Parent Co Inc
Term Loan B, 5.53%, (EURIBOR + 3.50%), 07/30/31, EUR (l)	1,488	1,752
Cegid SAS
Term Loan, 4.78%, (3 Month EURIBOR + 3.25%), 01/16/30, EUR (l)	1,500	1,764
Cloud Software Group, Inc.
2025 Term Loan B (2032), 7.48%, (3 Month Term SOFR + 3.25%), 08/07/32 (l)	504	505
ConnectWise, LLC
2021 Term Loan B, 8.06%, (3 Month Term SOFR + 3.50%), 09/23/28 (l)	606	606
DRI Holdings, Inc
Term Loan, 9.67%, (1 Month Term SOFR + 5.25%), 12/15/28 (l)	542	531
ECL Entertainment, LLC
2025 Term Loan B, 7.32%, (1 Month Term SOFR + 3.00%), 08/30/30 (l)	1,733	1,730
GoTo Group Inc
Term Loan, 9.22%, (3 Month Term SOFR + 4.75%), 04/28/28 (l)	348	213
IGT Holding IV AB
Term Loan, 5.23%, (3 Month EURIBOR + 3.50%), 07/31/31, EUR (l)	1,333	1,573
Instructure Holdings, Inc.
2025 Repriced Term Loan, 6.75%, (3 Month Term SOFR + 2.75%), 11/13/31 (l)	1,992	1,989
ION Platform Finance S.a r.l.
Term Loan, 0.00%, (EURIBOR + 4.00%), 09/20/30, EUR (l) (r)	2,824	3,282
ION Trading Finance Limited
Term Loan, 5.75%, (EURIBOR + 3.75%), 04/03/28, EUR (l)	1,000	1,170
ITG Communications, LLC
Term Loan B, 8.95%, (3 Month Term SOFR + 4.75%), 07/01/31 (l)	1,399	1,381
Lorca Telecom BidCo S.A.
Term Loan, 4.56%, (3 Month EURIBOR + 2.75%), 03/25/31, EUR (l)	1,774	2,081
McAfee, LLC
2024 USD 1st Lien Term Loan B, 7.22%, (1 Month Term SOFR + 3.00%), 03/01/29 (l)	1,162	1,108
Mosel Bidco Se
Term Loan, 5.73%, (EURIBOR + 3.75%), 09/16/30, EUR (l)	1,239	1,460
Polaris Newco LLC
Term Loan, 5.78%, (3 Month EURIBOR + 4.00%), 06/02/28, EUR (l)	1,984	2,166
Redstone Holdco 2 L.P.
Term Loan, 9.32%, (3 Month Term SOFR + 4.75%), 04/27/28 (l)	1,348	684
Verifone Sys Inc
Term Loan, 0.00%, (3 Month Term SOFR + 5.50%), 08/18/28 (l) (r)	63	61
Term Loan, 10.07%, (3 Month Term SOFR + 5.50%), 08/18/28 (l)	1,419	1,370
X Corp.
Term Loan, 10.96%, (3 Month Term SOFR + 6.50%), 10/27/29 (l)	138	135
2025 Fixed Term Loan, 9.50%, 12/31/99	279	280
Xerox Corp
Term Loan, 8.22%, (1 Month Term SOFR + 4.00%), 11/14/29 (l)	39	36
2023 Term Loan B, 8.30%, (1 Month Term SOFR + 4.00%), 11/14/29 (l)	96	89
		33,040
Industrials 1.1%
AERNNOVA Aerospace SAU
Term Loan B, 5.98%, (EURIBOR + 4.00%), 02/27/30, EUR (l)	1,303	1,520
Amentum Government Services Holdings LLC
2024 Term Loan B, 6.57%, (1 Month Term SOFR + 2.25%), 07/31/31 (l)	724	723
Apleona
Term Loan B, 5.48%, (3 Month EURIBOR + 3.75%), 12/31/29, EUR (l)	1,200	1,418
Applegreen Ireland Investments Finance Ltd.
Term Loan, 7.03%, (3 Month EURIBOR + 5.00%), 01/24/32, EUR (l)	854	1,012
Arctera US Holdings LLC
Term Loan, 12.30%, (3 Month Term SOFR + 8.00%), 12/10/29 (l)	306	309

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Arsenal AIC Parent LLC
2025 Term Loan B, 7.07%, (1 Month Term SOFR + 2.75%), 08/19/30 (l)	57	57
Artemis Bidco Ltd
Term Loan, 5.77%, (EURIBOR + 3.75%), 05/28/32, EUR (l)	1,654	1,946
Beach Acquisition Bidco LLC
Term Loan, 0.00%, (EURIBOR + 3.50%), 06/25/32, EUR (l) (r)	1,821	2,143
Clydesdale Acquisition Holdings Inc
Term Loan B, 7.49%, (1 Month Term SOFR + 3.17%), 03/30/29 (l)	857	856
Edge Finco PLC
Term Loan, 5.53%, (EURIBOR + 3.50%), 09/01/31, EUR (l)	1,162	1,372
Emerald Technologies (U.S.) AcquisitionCo Inc.
Term Loan, 10.60%, (3 Month Term SOFR + 6.25%), 02/03/29 (e) (l)	621	429
Fertitta Entertainment, LLC
2022 Term Loan B, 7.41%, (1 Month Term SOFR + 3.25%), 01/13/29 (k) (l)	968	966
FNZ Group Entities Ltd
Term Loan, 9.97%, (SONIA + 6.00%), 10/30/31, GBP (l)	1,500	1,614
Garda World Security Corporation
2025 Term Loan B, 7.17%, (1 Month Term SOFR + 3.00%), 02/01/29 (l)	282	282
Gategroup Finance International S.a r.l
Term Loan, 6.24%, (EURIBOR + 4.25%), 05/28/32, EUR (l)	1,416	1,679
Inspired Finco Holdings Ltd
Term Loan, 5.12%, (EURIBOR + 3.25%), 02/05/31, EUR (l)	1,079	1,271
Modulaire Group Holdings Ltd.
Term Loan, 0.00%, (EURIBOR + 4.42%), 07/02/31, EUR (l) (r)	2,000	2,222
Nielsen Consumer Inc.
Term Loan, 4.89%, (EURIBOR + 3.25%), 10/31/30, EUR (l)	1,326	1,557
Pitney Bowes Inc.
2025 Term Loan B, 8.07%, (1 Month Term SOFR + 3.75%), 01/31/32 (l)	851	849
Platea BC Bidco AB
Term Loan, 0.00%, (3 Month EURIBOR + 4.00%), 04/02/31, EUR (l) (r)	101	120
Term Loan, 5.48%, (3 Month EURIBOR + 4.00%), 04/02/31, EUR (l)	898	1,061
Sector Alarm Holding AS
Term Loan, 5.53%, (EURIBOR + 3.50%), 06/14/29, EUR (l)	814	960
Speed Midco 3 S.a r.l.
Term Loan, 0.00%, (EURIBOR + 2.75%), 09/19/32, EUR (l) (r)	1,500	1,761
Tackle Group S.a r.l.
Term Loan, 5.37%, (EURIBOR + 3.25%), 05/18/28, EUR (l)	891	1,047
Tackle S.a r.l.
Term Loan B2, 5.37%, (EURIBOR + 3.25%), 05/22/28, EUR (l)	984	1,159
TransDigm, Inc.
2023 Term Loan J, 6.80%, (3 Month Term SOFR + 2.50%), 02/28/31 (l)	494	493
Vaco Holdings, LLC
2022 Term Loan, 9.45%, (3 Month Term SOFR + 5.00%), 01/07/29 (l)	650	557
		29,383
Consumer Discretionary 0.7%
Accell Group N.V.
Term Loan, 0.00%, 12/31/49, EUR (e) (l) (r)	1,000	787
Belron Finance US LLC
Term Loan, 4.97%, (3 Month EURIBOR + 3.00%), 10/16/31, EUR (l)	1,325	1,561
Caesars Entertainment Inc.
2024 Term Loan B1, 6.57%, (1 Month Term SOFR + 2.25%), 01/24/31 (l)	1,340	1,336
CDR Firefly Bidco PLC
Term Loan, 8.97%, (EURIBOR + 4.75%), 04/29/29, GBP (l)	1,642	2,210
Clarios
Term Loan, 5.12%, (3 Month EURIBOR + 3.25%), 01/28/32, EUR (l)	1,500	1,768
HBX Group
Term Loan, 4.87%, (3 Month EURIBOR + 2.75%), 02/14/32, EUR (l)	1,685	1,980
Hestiafloor 2
Term Loan, 5.48%, (EURIBOR + 3.50%), 02/27/30, EUR (l)	588	695
Hydrofarm Holdings Group, Inc.
Term Loan, 10.07%, (LIBOR + 5.50%), 10/21/28 (e) (l)	377	309
J&J Ventures Gaming, LLC
2025 Repriced Term Loan B, 7.82%, (1 Month Term SOFR + 3.50%), 04/26/30 (l)	626	619
Jack Ohio Finance LLC
2025 Term Loan B, 8.32%, (1 Month Term SOFR + 4.00%), 01/28/32 (l)	253	250
Maverick Gaming LLC
Term Loan, 15.75%, (SOFR + 7.50%), 06/03/28 (e) (l)	297	267
Term Loan, 15.75%, (SOFR + 7.50%), 06/03/28 (l)	521	287
Parts Europe
Term Loan, 5.27%, (EURIBOR + 3.25%), 02/03/31, EUR (l)	1,132	1,332
PAX Holdco Spain SLU
Term Loan, 6.04%, (EURIBOR + 4.00%), 12/31/29, EUR (l)	1,632	1,927
Peer Holdings III BV
Term Loan, 4.73%, (EURIBOR + 2.75%), 07/01/31, EUR (l)	1,600	1,881
Peninsula Pacific Entertainment LLC
Term Loan, 0.00%, (SOFR + 4.75%), 08/14/32 (e) (l) (r)	1,242	1,239
Speedster Bidco GmbH
Term Loan, 5.88%, (3 Month EURIBOR + 3.75%), 10/17/31, EUR (l)	1,110	1,310
		19,758
Communication Services 0.7%
Avaya, Inc.
2023 Exit Term Loan, 11.78%, (1 Month Term SOFR + 7.50%), 08/01/28 (l)	6	6
Bally's Corporation
2021 Term Loan B, 7.84%, (3 Month Term SOFR + 3.25%), 08/05/28 (l)	658	638
Charter Communications Operating, LLC
2024 Term Loan B5, 6.54%, (3 Month Term SOFR + 2.25%), 11/21/31 (l)	142	142
CSC Holdings, LLC
2019 Term Loan B5, 8.75%, (Prime + 1.50%), 04/15/27 (l)	294	284
DirectTV Financing, LLC
Term Loan, 9.81%, (3 Month Term SOFR + 5.50%), 02/15/31 (l)	1,067	1,041
DirecTV Financing, LLC
Term Loan, 9.57%, (3 Month Term SOFR + 5.00%), 07/22/27 (l)	39	39
Entain PLC
EUR Term Loan B3, 5.29%, (EURIBOR + 3.50%), 06/30/28, EUR (l)	967	1,142
International Entertainment JJCO 3 Ltd
Term Loan, 8.97%, (SONIA + 4.75%), 04/02/32, GBP (l)	2,294	3,096
Matterhorn Telecom S.A.
Term Loan, 4.53%, (3 Month EURIBOR + 2.75%), 01/16/32, EUR (l)	1,000	1,177
RunItOneTime LLC
Term Loan, 5.32%, (SOFR + 11.50%), 04/21/26 (e) (l)	107	103
Term Loan, 16.85%, (SOFR + 12.50%), 07/07/26 (e) (l)	41	40

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Runitonetime LLC.
Term Loan, 16.82%, (SOFR + 2.00%), 08/21/26 (e) (l)	34	33
Stage Entertainment
Term Loan, 6.03%, (EURIBOR + 4.00%), 06/29/29, EUR (l)	1,000	1,182
Tele Columbus AG
Term Loan B, 10.00%, (EURIBOR + 4.00%), 01/01/29, EUR (l)	1,099	849
Zegona HoldCo Ltd
Term Loan, 4.83%, (EURIBOR + 3.00%), 07/09/29, EUR (l)	516	608
Ziggo BV
Term Loan, 4.88%, (3 Month EURIBOR + 3.00%), 01/16/29, EUR (l)	6,053	7,001
		17,381
Consumer Staples 0.5%
Allied Universal Holdco LLC
2025 USD Term Loan B, 7.69%, (1 Month Term SOFR + 3.25%), 08/06/32 (l)	425	426
Bellis Acquisition Company PLC
Term Loan B, 6.31%, (3 Month EURIBOR + 4.00%), 04/02/31, EUR (l)	1,654	1,874
Froneri International Limited
Term Loan, 4.58%, (3 Month EURIBOR + 2.50%), 09/30/31, EUR (l)	1,000	1,173
Froneri International Ltd.
Term Loan, 0.00%, (EURIBOR + 3.00%), 12/31/49, EUR (l) (r)	2,035	2,391
Market Bidco Ltd
Term Loan, 6.53%, (3 Month EURIBOR + 4.50%), 11/04/30, EUR (l)	430	505
Obol France 25
Term Loan, 7.19%, (EURIBOR + 5.00%), 12/31/28, EUR (l)	1,000	1,151
Pegasus BidCo B.V.
Term Loan B, 5.54%, (3 Month EURIBOR + 3.50%), 07/12/29, EUR (l)	1,333	1,571
United Petfood
Term Loan, 4.58%, (3 Month EURIBOR + 2.75%), 02/26/32, EUR (l)	1,135	1,331
Upfield B.V.
Term Loan, 9.51%, (SONIA + 5.25%), 01/03/28, GBP (l)	1,150	1,511
		11,933
Health Care 0.3%
AI Sirona Luxembourg Acquisition Sarl
Term Loan, 5.87%, (EURIBOR + 4.00%), 09/30/28, EUR (l)	1,000	1,177
Bausch & Lomb Corporation
2025 Term Loan B, 8.57%, (1 Month Term SOFR + 4.25%), 12/17/30 (l)	673	672
HomeVi
Term Loan, 6.78%, (3 Month EURIBOR + 5.00%), 12/31/29, EUR (l)	1,500	1,765
Median BV
Term Loan B - B1, 6.91%, (3 Month EURIBOR + 5.00%), 10/14/27, EUR (l)	1,637	1,921
Nidda Healthcare Holding GmbH
Term Loan, 5.53%, (EURIBOR + 3.50%), 02/21/30, EUR (l)	1,399	1,645
Ramsay Sante
Term Loan, 5.24%, (EURIBOR + 3.25%), 08/13/31, EUR (l)	900	1,058
		8,238
Materials 0.3%
IFCO Management GmbH
Term Loan, 5.38%, (EURIBOR + 3.50%), 11/24/29, EUR (l)	1,000	1,178
INEOS Finance PLC
Term Loan, 5.12%, (EURIBOR + 3.25%), 02/07/31, EUR (l)	1,000	1,094
Term Loan, 5.37%, (EURIBOR + 3.50%), 06/23/31, EUR (l)	1,000	1,097
INEOS Quattro Holdings UK Limited
Term Loan, 6.37%, (EURIBOR + 4.50%), 03/31/29, EUR (l)	1,210	1,304
Nobian Finance BV
Term Loan B, 5.53%, (3 Month EURIBOR + 3.50%), 07/04/30, EUR (l)	1,895	2,199
		6,872
Energy 0.2%
CVR Energy, Inc.
Term Loan B, 8.30%, (3 Month Term SOFR + 4.00%), 12/30/27 (l)	739	739
Solaris Energy Infrastructure
Term Loan, 10.30%, (3 Month Term SOFR + 6.00%), 08/31/29 (e) (l)	2,971	2,994
Stakeholder Midstream LLC
Term Loan, 8.04%, (SOFR + 4.00%), 08/19/32 (l)	1,371	1,372
		5,105
Financials 0.1%
Boots Group Finco LP
Term Loan, 8.72%, (SONIA + 4.75%), 07/22/32, GBP (l)	1,449	1,963
Cervantes Bidco SL
Term Loan, 5.29%, (3 Month EURIBOR + 3.75%), 12/31/29, EUR (l)	742	875
		2,838
Utilities 0.0%
West Deptford Energy Holdings LLC
Term Loan, 8.32%, (SOFR + 4.00%), 07/19/32 (l)	558	553
Total Senior Floating Rate Instruments (cost $130,156)		135,101
INVESTMENT COMPANIES 3.0%
iShares Broad USD High Yield Corporate Bond ETF (g)	81	3,078
iShares China Large-Cap ETF (c) (d) (g)	167	6,857
iShares Core S&P Small Cap ETF (g)	12	1,468
iShares MSCI Brazil ETF (d) (g)	41	1,258
iShares MSCI China ETF (d) (g)	84	5,551
KraneShares CSI China Internet ETF	81	3,396
SPDR Blackstone Senior Loan ETF (d)	33	1,363
SPDR Gold Shares (c)	130	46,080
SPDR S&P Homebuilders ETF (d)	12	1,362
SPDR S&P Regional Banking ETF	66	4,185
VanEck J. P. Morgan EM Local Currency Bond ETF	85	2,159
VanEck Semiconductor ETF (d)	6	2,012
Total Investment Companies (cost $69,924)		78,769
PREFERRED STOCKS 0.2%
Financials 0.2%
Banco Bradesco S/A. (j)	588	1,956
Citigroup Capital XIII, 10.94%, 10/30/40	70	2,115
Wells Fargo & Company - Series A, 7.50% (i) (j)	1	1,102
		5,173
Health Care 0.0%
Roche Holding AG	2	715
Materials 0.0%
Gerdau S.A.	150	468
Total Preferred Stocks (cost $5,692)		6,356
WARRANTS 0.0%
Evgo Inc. (a)	23	4
Hippo Holdings Inc. (a)	20	—
Latch, Inc. (a) (e)	53	—
Offerpad Solutions Inc. (a)	35	2
Palladyne AI Corp. (a)	121	24
Total Warrants (cost $441)		30
RIGHTS 0.0%
Walgreens Boots Alliance, Inc. (a) (e)	38	20
Total Rights (cost $0)		20
SHORT TERM INVESTMENTS 7.9%
Investment Companies 6.8%
JNL Government Money Market Fund - Class I, 4.04% (g) (s)	180,546	180,546

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Securities Lending Collateral 1.0%
JNL Government Money Market Fund - Class SL, 4.14% (g) (s)	27,167	27,167
Treasury Securities 0.1%
Arab Republic of Egypt
22.03%, 11/18/25, EGP	6,325	128
23.50%, 11/25/25, EGP	2,850	57
22.11%, 12/16/25, EGP	20,825	412
Presidencia da Republica
13.12%, 01/01/26, BRL	3,579	649
		1,246
Total Short Term Investments (cost $208,866)		208,959
Total Investments 100.0% (cost $2,404,489)		2,653,628
Total Purchased Options 0.5% (cost $10,846)		12,129
Other Derivative Instruments (0.5)%		(12,432)
Other Assets and Liabilities, Net (0.0)%		(28)
Total Net Assets 100.0%		2,653,297

(a) Non-income producing security.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) All or a portion of the security is subject to a written call option.

(d) All or a portion of the security was on loan as of September 30, 2025.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(f) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(g) Investment in affiliate.

(h) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2025, the value and the percentage of net assets of these securities was $131,362 and 5.0% of the Fund.

(i) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(j) Convertible security.

(k) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(l) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(m) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(n) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2025.

(o) As of September 30, 2025, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(p) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2025, the total payable for investments purchased on a delayed delivery basis was $18,823.

(q) Treasury inflation indexed note, par amount is adjusted for inflation.

(r) This senior floating rate interest will settle after September 30, 2025. If a reference rate and spread is presented, it will go into effect upon settlement.

(s) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL/BlackRock Global Allocation Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
iShares 0-5 Year TIPS Bond ETF	3,079	—	3,126	43	107	(60)	—	—
iShares Biotechnology ETF	2,644	—	2,656	3	(206)	218	—	—
iShares Broad USD High Yield Corporate Bond ETF	2,998	—	—	137	—	80	3,078	0.1
iShares China Large-Cap ETF	—	14,781	8,838	40	404	510	6,857	0.3
iShares Core S&P Small Cap ETF	1,423	—	—	14	—	45	1,468	0.1
iShares iBoxx $ High Yield Corporate Bond ETF	3,392	8,671	12,201	16	119	19	—	—
iShares Latin America 40 ETF	730	—	844	—	(68)	182	—	—
iShares MSCI Brazil ETF	914	—	—	21	—	344	1,258	—
iShares MSCI China ETF	3,950	—	—	45	—	1,601	5,551	0.2
iShares MSCI Emerging Markets ETF	354	—	378	—	1	23	—	—
iShares Russell 2000 ETF	—	19,385	19,360	—	(25)	—	—	—
iShares Russell Mid-Cap Growth ETF	495	—	469	—	97	(123)	—	—
JNL Government Money Market Fund, 4.04% - Class I	251,956	665,493	736,903	6,985	—	—	180,546	6.8
JNL Government Money Market Fund, 4.14% - Class SL	37,793	799,994	810,620	1,512	—	—	27,167	1.0
Quintis Limited	—	—	—	—	—	—	—	—
	309,728	1,508,324	1,595,395	8,816	429	2,839	225,925	8.5

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL/BlackRock Global Allocation Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
A2a S.P.A., 5.00% (callable at 100, 06/11/29)	06/04/24	185	209	—
AA Bond Co Limited, 6.50%, 01/31/26	04/23/24	514	554	—
AB Carval Euro CLO II-C Designated Activity Company, Series D-2X, 5.79%, 02/15/37	07/05/24	412	448	—
AC Energy, Inc., 4.00%	02/13/25	200	198	—
Afflelou, 6.00%, 07/25/29	07/17/24	470	526	—
AIA Group Limited, 5.40%, 09/30/54	02/12/25	282	295	—
AIB Group Public Limited Company, 6.00% (callable at 100, 07/14/31)	01/07/25	259	299	—
Air France - KLM, 5.75% (callable at 100, 05/21/30)	05/15/25	223	240	—
Aktsionernoe Obshchestvo Narodny Bank Kazakhstana	10/22/24	82	113	—
Albion Financing 1 S.a r.l., 5.38%, 05/21/30	05/14/25	385	419	—
Alexandrite Lake Lux Holdings S.a r.l., 6.75%, 07/30/30	07/24/25	625	636	—
Allied Universal Holdco LLC, 4.88%, 06/01/28	02/08/24	1,997	2,245	0.1
Allwyn Entertainment Financing (UK) PLC, 7.25%, 04/30/30	03/19/24	649	709	0.1
Almaviva - The Italian Innovation Company S.P.A. In Breve Almaviva S.P.A., 5.00%, 10/30/30	06/26/25	725	738	0.1
alstria office AG, 5.50%, 03/20/31	03/14/25	324	365	—
Altice France, 4.13%, 01/15/29	10/21/24	101	119	—
Altice France, 4.25%, 10/15/29	10/22/24	100	119	—
Amber FinCo PLC, 6.63%, 07/15/29	07/04/24	850	963	0.1
AMS-Osram AG, 2.13%, 11/03/27	11/15/23	652	784	0.1
APCOA Group GmbH, 6.15%, 04/15/31	09/25/24	293	310	—
Arab Republic of Egypt, 5.63%, 04/16/30	05/03/24	97	118	—
Arbour CLO VI Designated Activity Company, Series DR-6X, 5.24%, 11/16/37	09/20/24	491	517	—
Arcano Euro CLO I Designated Activity Company, Series D-1X, 5.59%, 04/25/39	03/12/25	566	614	—
Arcano Euro CLO II Designated Activity Company, Series D-2X, 5.30%, 07/25/39	06/27/25	269	270	—
Ardagh Packaging Finance Public Limited Company, 2.13%, 08/15/26	12/10/24	931	978	0.1
Ardagh Packaging Finance Public Limited Company, 2.13%, 08/15/26	07/28/25	588	577	—
Arena Luxembourg Finance S.a r.l., 4.52%, 05/01/30	03/25/25	330	361	—
Arini European CLO IV Designated Activity Company, Series D-4X, 5.53%, 01/15/38	10/24/24	682	742	0.1
Arini European CLO V Designated Activity Company, Series D-5X, 5.15%, 01/17/39	02/21/25	356	399	—
Aroundtown S.A., 7.13% (callable at 100, 01/16/30)	07/24/24	349	496	—
Aroundtown S.A., 8.63% (callable at 100, 05/07/29)	01/24/25	619	708	0.1
Aston Martin Capital Holdings Limited, 10.38%, 03/31/29	07/09/24	541	536	—
Atlantica Infraestructura Sostenible Sociedad Limitada, 5.63%, 02/15/32	10/23/24	327	371	—
Atos SE, 5.00%, 12/18/30	01/10/25	361	606	—
Atos SE, 1.00%, 12/18/32	02/05/25	144	241	—
Aurium CLO Vii Designated Activity Company, Series DR-7X, 5.16%, 10/15/38	08/14/25	175	177	—
Aurium CLO XIII Designated Activity Company, Series D-13X, 5.17%, 04/15/38	01/30/25	239	270	—
Avianca MidCo 2 PLC, 9.00%, 12/01/28	08/06/25	63	65	—
Avoca CLO XVIII Designated Activity Company, Series DR-18X, 5.08%, 04/15/38	12/13/24	262	296	—
Avoca Static CLO I Designated Activity Company, Series DR-1X, 4.93%, 01/15/35	11/04/24	239	259	—
Axis Bank Limited, 4.10% (callable at 100, 09/08/26)	02/10/25	289	296	—
Banco Bilbao Vizcaya Argentaria, S.A., 6.88% (callable at 100, 12/13/30)	06/04/24	435	507	—
Banco Bilbao Vizcaya Argentaria, S.A., 8.38% (callable at 100, 06/21/28)	07/25/24	228	260	—
Bank of America Corporation, 1.95%, 10/27/26	04/20/23	599	653	—
Bankinter Sociedad Anonima, 7.38% (callable at 100, 08/15/28)	01/28/25	220	254	—
Bausch+Lomb Netherlands B.V., 5.87%, 01/15/31	06/18/25	207	215	—
Bayer Aktiengesellschaft, 5.38%, 03/25/82	09/11/25	732	723	0.1
BCP V Modular Services Finance II PLC, 6.13%, 11/30/28	01/18/24	192	202	—
Beach Acquisition Bidco, LLC, 5.25%, 07/15/32	06/26/25	300	308	—
Bellis Acquisition Company PLC, 8.00%, 07/01/31	06/18/25	798	804	0.1
Bertrand Franchise Finance, 5.77%, 07/18/30	05/30/24	506	519	—
Boels Topholding B.V., 6.25%, 02/15/29	03/12/24	1,060	1,149	0.1
Bper Banca S.P.A., 6.50% (callable at 100, 03/20/30)	11/13/24	211	245	—
Bracken Midco1 PLC, 6.75%, 11/01/27	12/03/24	229	245	—
Branicks Group AG, 2.25%, 09/22/26	09/19/25	191	186	—
Bubbles BidCo S.p.A., 6.23%, 09/30/31	09/18/24	393	419	—
Bubbles BidCo S.p.A., 6.50%, 09/30/31	09/18/24	288	311	—
CaixaBank, S.A., 5.88% (callable at 100, 10/09/27)	07/24/24	430	486	—
CaixaBank, S.A., 6.25% (callable at 100, 07/24/32)	01/16/25	206	245	—
Capital Four CLO VIII Designated Activity Company, Series D-8X, 5.19%, 10/25/37	09/20/24	580	612	—
CBB International Sukuk Company S.P.C, 5.45%, 09/16/32	12/09/22	203	215	—
CD&R Firefly Bidco PLC, 8.63%, 04/30/29	12/11/24	160	172	—
Cedacri Mergeco S.P.A., 6.66%, 05/15/28	09/29/25	178	177	—
Cellnex Telecom, S.A.	03/18/22	5,126	4,990	0.2
Cellnex Telecom, S.A., 0.75%, 11/20/31	04/03/24	192	211	—
Centrica PLC, 6.50%, 05/21/55	05/14/24	647	706	0.1
CIFC European Funding CLO II Designated Activity Company, Series B1-2X, 3.63%, 04/15/33	07/07/20	112	117	—
Cirsa Finance International S.a r.l., 7.88%, 07/31/28	03/14/24	718	778	0.1
Ck Hutchison International 25 Ltd., 4.25%, 09/26/30	09/23/25	269	269	—
Clarios Global LP, 4.75%, 06/15/31	06/04/25	491	515	—
Clean Renewable Power (Mauritius) Pte. Ltd, 4.25%, 03/25/27	02/12/25	226	226	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL/BlackRock Global Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
COMMERZBANK Aktiengesellschaft, 4.25% (callable at 100, 10/09/27)	07/23/24	194	232	—
COMMERZBANK Aktiengesellschaft, 6.50% (callable at 100, 10/09/29)	07/29/24	216	251	—
COMMERZBANK Aktiengesellschaft, 7.88% (callable at 100, 07/02/29)	06/25/24	214	265	—
Contego CLO V Designated Activity Company, Series DR-5X, 5.13%, 10/15/37	03/03/25	356	400	—
Contego CLO VII Designated Activity Company, Series DR-7X, 5.42%, 01/23/38	12/11/24	451	507	—
Contego CLO XI Designated Activity Company, Series DR-11X, 5.93%, 11/22/38	10/29/24	346	376	—
Continuum Energy Aura Pte. Ltd., 9.50%, 02/24/27	03/14/25	309	309	—
Contourglobal Power Holdings S.A., 5.00%, 02/28/30	01/23/25	268	308	—
Currenta Group Holdings S.a r.l., 5.50%, 05/15/30	05/08/25	333	357	—
Currenta Group Holdings S.a r.l., 6.04%, 05/17/32	05/08/25	341	359	—
CVC Cordatus Opportunity Loan Fund-R Designated Activity Company, Series DR-1X, 4.84%, 09/18/33	03/13/25	1,117	1,204	0.1
Czechoslovak Group a.s., 5.25%, 01/10/31	06/25/25	495	518	—
Dana Financing Luxembourg S.a r.l., 8.50%, 07/15/31	03/12/24	553	601	—
Darling Global Finance B.V., 4.50%, 07/15/32	06/18/25	451	465	—
Deep Ocean AS, 6.00%, 04/08/31	09/24/25	168	169	—
DEMIRE Deutsche Mittelstand Real Estate AG, 5.00%, 12/31/27	06/20/25	878	875	0.1
Deuce Finco PLC, 5.50%, 06/15/27	11/28/23	1,020	1,127	0.1
Deutsche Bank Aktiengesellschaft, 4.50% (callable at 100, 11/30/26)	05/17/24	195	233	—
Deutsche Bank Aktiengesellschaft, 4.63% (callable at 100, 10/30/27)	01/24/25	1,000	1,155	0.1
Deutsche Bank Aktiengesellschaft, 7.13%	03/24/25	216	247	—
Deutsche Lufthansa Aktiengesellschaft, 5.25%, 01/15/55	01/08/25	621	726	0.1
Diamond II Limited, 7.95%, 07/28/26	03/17/25	302	302	—
Dolcetto HoldCo S.p.A., 5.63%, 07/14/32	06/25/25	363	374	—
Dolcetto HoldCo S.p.A., 5.64%, 07/14/32	06/25/25	128	130	—
Dongyang Life Insurance Co., Ltd., 6.25%, 05/07/35	04/28/25	299	313	—
DP World Salaam, 6.00% (callable at 100, 10/01/25)	12/15/22	259	260	—
Duomo Bidco S.P.A., 6.15%, 07/15/31	07/03/24	476	521	—
Dynamo NewCo II GmbH, 6.25%, 10/15/31	09/25/24	206	225	—
Edge Finco PLC, 8.13%, 08/15/31	10/03/24	786	859	0.1
EDP, S.A., 4.63%, 09/16/54	09/09/24	439	482	—
Eircom Limited, 5.00%, 04/30/31	06/20/25	510	531	—
Electricite de France, 4.38%	09/29/25	350	349	—
Electricite de France, 5.13% (callable at 100, 09/17/29)	09/10/24	219	242	—
Electricite de France, 5.63% (callable at 100, 06/17/32)	09/10/24	221	246	—
Electricite de France, 7.38% (callable at 100, 06/17/35)	09/10/24	262	274	—
Elo, 2.88%, 01/29/26	01/20/25	204	234	—
Engineering - Ingegneria Informatica - S.P.A., 8.63%, 02/15/30	01/29/25	224	271	—
Eni S.P.A., 4.88% (callable at 100, 01/21/34)	01/14/25	332	387	—
EQT AB	07/29/25	232	233	—
EQUATE Petrochemical, 4.25%, 11/03/26	12/09/22	198	200	—
Eurobank Ergasias Services And Holdings S.A., 4.00%, 02/07/36	02/04/25	435	496	—
Evolution AB (publ)	01/22/25	739	827	0.1
F.I.S. - Fabbrica Italiana Sintetici S.p.A., 5.63%, 08/01/27	07/09/24	404	444	—
Fedrigoni S.P.A., 6.13%, 06/15/31	07/24/24	611	670	—
Fiber Midco S.p.A., 10.00%, 06/15/29	05/09/24	309	310	—
Fibercop S.P.A., 4.75%, 06/30/30	06/18/25	151	157	—
Fibercop S.P.A., 5.13%, 06/30/32	06/18/25	146	151	—
Fidelity Grand Harbour CLO 2023-1 Designated Activity Company, Series 2023-DR-1X, 4.84%, 02/15/38	02/07/25	454	517	—
Flutter Treasury Designated Activity Company, 4.00%, 06/04/31	05/22/25	442	460	—
Flutter Treasury Designated Activity Company, 6.13%, 06/04/31	05/22/25	250	251	—
Fomento Economico Mexicano, S.A. B. De C.V., 2.63%, 02/24/26	09/26/25	1,170	1,172	0.1
Forvia, 2.75%, 02/15/27	05/18/23	186	209	—
Fressnapf Holding SE, 5.25%, 10/31/31	10/23/24	225	248	—
Froneri Lux Topco S.a r.l., 4.75%, 08/01/32	07/16/25	351	359	—
Garfunkelux Holdco 3 S.A., 9.00%, 09/01/28	09/11/25	409	403	—
Gategroup Finance (Luxembourg) S.A., 3.00%, 02/28/27	06/18/25	607	622	—
Gatwick Airport Finance PLC, 4.38%, 04/07/26	01/27/25	371	400	—
GC Treasury Center Company Limited, 6.50% (callable at 100, 09/10/30)	09/03/25	300	305	—
General Motors Financial Company, Inc., 4.30%, 02/15/29	04/23/24	407	456	—
Global Switch Finance B.V., 1.38%, 10/07/30	07/24/24	242	268	—
Goldman Sachs Group, Inc., The, 0.25%, 01/26/28	04/21/23	637	707	0.1
Goldman Sachs Group, Inc., The, 0.88%, 05/09/29	01/18/24	576	645	—
Government of Ireland, 2.60%, 10/18/34	06/28/24	16,263	17,525	0.7
Government of Saudi Arabia, 4.50%, 04/17/30	12/09/22	401	403	—
Grand Round, Inc.	03/31/15	1,774	567	—
Grifols, S.A., 7.13%, 05/01/30	12/11/24	361	425	—
GTECH S.p.A., 4.88%, 01/31/31	04/24/25	313	332	—
Hambridge Euro CLO 1 Designated Activity Company, Series D-1X, 0.00%, 10/20/38	09/17/25	367	364	—
Harvest CLO XXXII Designated Activity Company, Series D-32X, 5.54%, 07/27/37	05/31/24	349	380	—
Heathrow Finance PLC, 6.63%, 03/01/31	10/03/24	1,125	1,183	0.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL/BlackRock Global Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Heimstaden Bostad AB, 1.38%, 03/03/27	03/13/24	224	252	—
Henley CLO XI Designated Activity Company, Series D-11X, 4.97%, 04/25/39	02/10/25	505	574	—
Henley CLO XII Designated Activity Company, Series D-12X, 5.88%, 01/15/38	10/22/24	345	377	—
Holland Park CLO Designated Activity Company, Series A1RR-1X, 2.95%, 11/14/32	07/10/20	55	58	—
Hyundai Capital America, 5.51%, 03/27/30	03/24/25	300	303	—
I&M Holdings Limited, 5.00%, 03/11/30	12/04/24	105	118	—
I&M Holdings Limited, 5.38%, 07/08/31	04/01/25	134	148	—
Iberdrola Finance Ireland Designated Activity Company, 1.50%, 03/27/30	03/20/25	326	362	—
IHO Verwaltungs GmbH, 8.75%, 05/15/28	11/21/23	733	802	0.1
IHO Verwaltungs GmbH, 7.00%, 11/15/31	03/18/25	433	500	—
Iliad Holding, 5.63%, 10/15/28	12/06/23	1,832	2,013	0.1
Iliad Holding, 4.25%, 01/09/32	09/02/25	582	589	—
India Cleantech Energy, 4.70%, 08/10/26	02/12/25	225	225	—
INEOS Finance PLC, 7.25%, 03/31/31	09/23/25	449	445	—
INEOS Quattro Finance 2 plc, 8.50%, 03/15/29	03/05/24	378	393	—
INEOS Quattro Finance 2 plc, 6.75%, 04/15/30	10/02/24	294	291	—
ING Groep N.V., 7.25% (callable at 100, 11/16/34)	09/05/24	250	265	—
Intrum Investments and Financing AB, 7.75%, 09/11/27	07/29/25	144	139	—
Intrum Investments and Financing AB, 8.00%, 09/11/27	07/17/25	286	318	—
Intrum Investments and Financing AB, 7.75%, 09/11/28	07/29/25	241	231	—
Intrum Investments and Financing AB, 8.50%, 09/11/29	07/29/25	174	165	—
Intrum Investments and Financing AB, 8.50%, 09/11/30	07/29/25	139	134	—
ION Platform Finance S.a r.l., 6.50%, 09/30/30	09/30/25	283	283	—
ION Platform Finance S.a r.l., 6.88%, 09/30/32	09/30/25	218	218	—
IPD 3 B.V., 5.50%, 06/15/31	04/29/25	585	604	—
Irca S.P.A., 5.76%, 12/15/29	11/27/24	202	226	—
Iron Mountain Incorporated, 4.75%, 01/15/34	09/05/25	570	572	—
Itelyum Regeneration S.p.A., 5.75%, 04/15/30	03/26/25	119	132	—
Jawbone Inc.	01/25/17	—	—	—
Joint Stock Company Kaspi.Kz	06/26/24	256	170	—
JPMorgan Chase & Co., 1.09%, 03/11/27	05/18/23	604	674	0.1
JPMorgan Chase & Co., 3.67%, 06/06/28	11/13/24	528	590	—
Jubilee CLO 2024-XXIX Designated Activity Company, Series 2024-D-29X, 5.23%, 01/17/39	09/27/24	603	635	—
Kaixo Bondco Telecom S.A., 5.13%, 09/30/29	06/12/24	289	324	—
Kleopatra Finco S.a r.l., 4.25%, 03/01/26	07/31/24	657	415	—
Kodit Global 2025-1 Co Ltd, 4.80%, 10/02/28	09/23/25	390	390	—
Kondor Finance PLC, 7.13%, 07/19/26	05/21/24	125	126	—
Kronos International, Inc., 9.50%, 03/15/29	07/23/24	153	164	—
Kronos International, Inc., 9.50%, 03/15/29	09/03/25	157	158	—
Kumba Iron Ore Ltd	04/05/22	258	177	—
Lendlease Asia Treasury Pte Ltd., 3.90% (callable at 100, 09/30/30)	09/22/25	390	388	—
Lion/Polaris Lux 4 S.A., 5.56%, 07/01/29	06/26/24	492	544	—
Lottomatica S.p.A., 5.38%, 06/01/30	05/14/24	148	166	—
Lottomatica S.p.A., 5.30%, 06/01/31	05/14/24	224	244	—
Loxama, 6.38%, 05/31/29	03/12/24	957	1,037	0.1
Luna 1.5 S.a r.l., 10.50%, 07/01/32	08/08/25	272	284	—
Luna 2.5 S.a r.l., 5.50%, 07/01/32	06/18/25	164	170	—
Lune Holdings S.a r.l., 5.63%, 11/15/28	08/08/24	296	136	—
Magyar Export-Import Bank Zartkoruen Mukodo Reszvenytarsasag, 6.00%, 05/16/29	11/08/23	256	304	—
Majid Al Futtaim Holding LLC, 6.38% (callable at 100, 12/20/25)	12/09/22	194	200	—
Matterhorn Telecom S.A., 3.13%, 09/15/26	09/05/23	970	1,076	0.1
Maxam Prill S.a r.l., 6.00%, 07/15/30	06/26/25	726	738	0.1
Medco Maple Tree Pte. Ltd., 8.96%, 04/27/29	02/13/25	315	313	—
Mehilainen Yhtiot Oy, 5.13%, 06/30/32	06/11/25	346	360	—
Mehilainen Yhtiot Oy, 5.41%, 06/30/32	06/11/25	115	118	—
Mobico Group PLC, 4.25% (callable at 100, 11/26/25)	10/14/24	120	82	—
Mobico Group PLC, 4.88%, 09/26/31	05/09/25	390	338	—
MONETA Money Bank, a.s.	05/22/24	35	60	—
Mong Duong Finance Holdings B.V., 5.13%, 05/07/29	02/13/25	198	201	—
Motion Finco S.a r.l., 7.38%, 06/15/30	07/09/24	326	310	—
MPT Operating Partnership, L.P., 7.00%, 02/15/32	01/30/25	349	415	—
Muangthai Capital Public Company Limited, 6.88%, 09/30/28	03/24/25	303	304	—
Muthoot Finance Limited, 6.38%, 03/02/30	08/26/25	495	502	—
National Bank of Greece S.A., 5.88%, 06/28/35	07/25/24	226	253	—
National Grid PLC, 0.16%, 01/20/28	05/24/23	779	872	0.1
Nationwide Building Society, 5.75% (callable at 100, 06/20/27)	07/25/24	264	287	—
Nationwide Building Society, 7.50% (callable at 100, 12/20/30)	09/09/24	726	780	0.1
New Immo Holding, 5.88%, 04/17/28	09/11/25	239	242	—
New Immo Holding, 4.88%, 12/08/28	06/05/25	568	592	—
Nexi Spa, 0.00%, 02/24/28	07/25/24	386	430	—
Nissan Motor Co., Ltd., 5.25%, 07/17/29	07/10/25	510	520	—
NN Group N.V., 5.75% (callable at 100, 09/11/34)	03/04/25	292	327	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL/BlackRock Global Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Nongfu Spring Co., Ltd. - Class H	09/26/24	—	1	—
Ocado Group PLC, 11.00%, 06/15/30	05/01/25	359	363	—
OEG Finance PLC, 7.25%, 09/27/29	06/30/25	779	790	0.1
Olympus Water US Holding Corporation, 6.13%, 02/15/33	09/25/25	522	526	—
Palmer Square European Loan Funding 2024-2 Designated Activity Company, Series 2024-D-2X, 5.19%, 05/15/34	07/16/24	414	446	—
Palmer Square European Loan Funding 2024-3 Designated Activity Company, Series 2024-D-3X, 5.09%, 05/15/34	10/17/24	347	374	—
PCF GmbH, 4.75%, 04/15/29	10/23/24	146	142	—
PCF GmbH, 6.78%, 04/15/29	07/24/24	205	193	—
Penta CLO 17 Designated Activity Company, Series 2024-D-17X, 5.29%, 08/15/38	06/14/24	375	414	—
Pinnacle Bidco PLC, 10.00%, 10/11/28	10/03/24	375	387	—
POP MART International Group Limited	07/08/25	1,858	1,955	0.1
Preem Holding AB (publ), 12.00%, 06/30/27	04/02/25	255	280	—
PrestigeBidCo GmbH, 5.78%, 07/01/29	06/19/24	382	422	—
Prosus N.V., 4.03%, 08/03/50	07/25/25	209	219	—
Providus CLO II Designated Activity Company, Series DRR-2X, 5.23%, 10/15/38	09/19/24	386	407	—
Prysmian S.p.A., 5.25% (callable at 100, 05/21/30)	05/14/25	583	643	—
PT Bank Negara Indonesia (persero), 4.30% (callable at 100, 03/24/27)	02/12/25	287	291	—
PT Freeport Indonesia, 4.76%, 04/14/27	12/09/22	344	348	—
PT Freeport Indonesia, 6.20%, 04/14/52	02/20/25	298	308	—
PT Indofood Cbp Sukses Makmur, 4.75%, 06/09/51	03/10/25	249	259	—
Puma International Financing S.A., 7.75%, 04/25/29	02/13/25	305	310	—
Q-Park Holding I B.V., 5.13%, 02/15/30	06/20/24	727	816	0.1
Quintis Limited	11/03/17	1,905	—	—
RCI Banque, 6.13% (callable at 100, 09/24/30)	09/17/25	236	235	—
RCI Banque, 5.50%, 10/09/34	06/25/24	654	741	0.1
RCI Banque, 4.75%, 03/24/37	03/10/25	216	239	—
REI Agro Limited, 0.00%, 11/13/14	08/26/11	499	—	—
Republic of Indonesia, The Government of, The, 7.13%, 06/15/38	09/23/24	885	854	0.1
Rockford Tower Europe CLO 2025-1 Designated Activity Company, Series 2025-D-1X, 5.21%, 10/25/37	03/07/25	466	505	—
Romania, Government of, 2.12%, 07/16/31	12/13/22	48	56	—
Rossini S.a r.l., 5.86%, 12/31/29	07/11/24	141	154	—
Rossini S.a r.l., 6.75%, 12/31/29	07/11/24	233	265	—
Samarco Mineracao S.A., 9.00%, 06/30/31	02/13/24	17	17	—
Sandor-Palota, 5.38%, 09/12/33	01/25/24	50	57	—
Sappi Papier Holding GmbH, 4.50%, 03/15/32	03/05/25	250	268	—
Schaeffler AG, 4.25%, 04/01/28	03/25/25	216	238	—
Schaeffler AG, 5.38%, 04/01/31	03/25/25	108	123	—
Schneider Electric SE, 1.25%, 09/23/33	09/16/25	949	950	0.1
Seche Environnement, 4.50%, 03/25/30	03/18/25	109	119	—
SES, 4.88%, 06/24/33	06/17/25	200	213	—
Shift4 Payments, LLC, 5.50%, 05/15/33	05/08/25	411	438	—
Signal Harmonic CLO I Designated Activity Company, Series DR-1X, 5.42%, 07/15/38	08/14/25	210	213	—
SoftBank Group Corp., 5.38%, 01/08/29	06/27/24	726	822	0.1
SoftBank Group Corp., 5.25%, 10/10/29	07/02/25	220	225	—
SoftBank Group Corp., 5.88%, 07/10/31	07/02/25	266	277	—
SoftBank Group Corp., 5.75%, 07/08/32	06/27/24	718	822	0.1
SoftBank Group Corp., 6.38%, 07/10/33	07/02/25	153	162	—
Sona Fios CLO III DAC, Series D-3X, 5.27%, 04/20/37	08/02/24	753	815	0.1
Sona Fios CLO V Designated Activity Company, Series D-5X, 5.33%, 08/25/38	07/08/25	305	306	—
Stena International S.A., 7.25%, 01/15/31	03/10/25	1,228	1,237	0.1
Stonegate Pub Company Financing 2019 PLC, 8.66%, 07/31/29	07/31/24	198	211	—
Stonegate Pub Company Financing 2019 PLC, 10.75%, 07/31/29	07/31/24	476	496	—
Studio City Finance Limited, 5.00%, 01/15/29	02/13/25	278	289	—
Summer (BC) Holdco B S.a r.l., 5.88%, 02/15/30	02/07/25	392	404	—
Summer (BC) Holdco B S.a r.l., 6.29%, 02/15/30	02/07/25	206	229	—
TeamSystem S.p.A., 5.00%, 07/01/31	06/18/25	185	191	—
TeamSystem S.p.A., 5.53%, 07/31/31	07/17/24	350	376	—
TeamSystem S.p.A., 5.19%, 07/01/32	06/18/25	313	320	—
Tele Columbus AG, 10.00%, 03/19/29	03/21/24	489	443	—
Teva Pharmaceutical Finance Netherlands II B.V., 1.88%, 03/31/27	08/02/23	336	378	—
Teva Pharmaceutical Finance Netherlands II B.V., 3.75%, 05/09/27	07/27/23	681	766	0.1
Texas Debt Capital Euro CLO 2025-I Designated Activity Company, Series 2025-D-1X, 5.20%, 04/16/39	03/13/25	564	611	—
Thames Water Utilities Finance PLC, 4.00%, 06/19/27	04/16/24	961	778	0.1
Thames Water Utilities Finance PLC, 9.75%, 10/10/27	07/24/25	9	14	—
The Unique Pub Finance Company PLC, 6.46%, 03/30/32	02/12/24	618	657	—
Tikehau CLO XII Designated Activity Company, Series D-12X, 5.27%, 10/20/38	06/27/24	610	673	0.1
TUI Cruises GmbH, 5.00%, 05/15/30	11/19/24	170	193	—
Unibail-Rodamco-Westfield SE, 4.75% (callable at 100, 06/11/31)	09/02/25	463	477	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL/BlackRock Global Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
UnipolSai Assicurazioni S.p.A., 4.90%, 05/23/34	05/16/24	217	247	—
United Group B.V., 6.50%, 10/31/31	10/09/24	170	184	—
Vedanta Resources Limited, 10.88%, 09/17/29	02/13/25	312	314	—
Veolia Environnement, 4.32% (callable at 100, 10/24/32)	09/17/25	236	235	—
Verisure Holding AB, 3.25%, 02/15/27	01/23/23	507	568	—
Verisure Midholding AB, 5.25%, 02/15/29	01/25/23	866	1,006	0.1
Vertical Midco GmbH, 4.38%, 07/15/27	02/13/23	1,715	1,904	0.1
VFU Funding PLC, 9.62%, 02/11/27	06/21/23	143	153	—
Victory Street CLO I Designated Activity Company, Series D-1X, 5.48%, 01/15/38	11/04/24	522	565	—
Virgin Media O2 Vendor Financing Notes V Designated Activity Company, 7.88%, 03/15/32	07/31/25	328	333	—
Virgin Media Secured Finance PLC, 4.25%, 01/15/30	10/03/23	545	653	—
Virgin Media Secured Finance PLC, 4.13%, 08/15/30	01/16/24	859	931	0.1
Virgin Media Vendor Financing Notes III Designated Activity Company, 4.88%, 07/15/28	10/04/23	1,658	1,808	0.1
Vivion Investments S.a r.l., 8.25%, 08/31/28	12/13/24	745	851	0.1
Vlada Crne Gore, 2.88%, 12/16/27	03/15/24	109	122	—
Vlada NA Republika Severna Makedonija, 6.96%, 03/13/27	11/03/23	125	140	—
VMED O2 UK Financing I PLC, 4.50%, 07/15/31	01/27/25	351	399	—
Vodafone Group Public Limited Company, 8.00%, 08/30/86	03/15/24	309	334	—
Volkswagen International Finance N.V., 5.49% (callable at 100, 11/15/30)	05/12/25	111	121	—
Volkswagen International Finance N.V., 5.99% (callable at 100, 11/15/33)	05/12/25	222	244	—
Vonovia SE, 0.88%, 05/20/32	05/13/25	336	351	—
VZ Secured Financing B.V., 5.25%, 01/15/33	09/08/25	573	570	—
VZ Vendor Financing II B.V., 2.88%, 01/15/29	03/12/24	952	1,049	0.1
Wells Fargo & Company, 0.63%, 03/25/30	11/13/24	549	616	—
Wintershall Dea GmbH, 6.12% (callable at 100, 05/08/30)	04/29/25	524	563	—
Wizz Air Holdings PLC	04/03/24	202	124	—
Worldline, 5.25%, 11/27/29	09/10/25	98	90	—
Worldline, 5.50%, 06/10/30	06/03/25	113	90	—
Wynn Macau, Limited, 5.63%, 08/26/28	02/13/25	293	299	—
Xiaomi Corporation	03/26/25	507	521	—
Zegona Finance PLC, 6.75%, 07/15/29	10/23/24	171	190	—
Zegona Finance PLC, 6.75%, 07/15/29	07/30/25	526	542	—
ZF Friedrichshafen AG, 7.00%, 06/12/30	06/04/25	342	365	—
		149,834	155,664	5.9

JNL/BlackRock Global Allocation Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
3 Month SOFR Index	58	March 2026		13,965	4	1
Australia 10 Year Bond	437	December 2025	AUD	49,581	88	(27)
Chicago Board Options Exchange Volatility Index	2	December 2025		43	—	(3)
Chicago Board Options Exchange Volatility Index	2	April 2026		44	—	(1)
Chicago Board Options Exchange Volatility Index	2	May 2026		43	—	—
Euro BOBL	539	December 2025	EUR	63,484	13	18
Euro Bund	336	December 2025	EUR	42,983	(12)	253
Euro OAT	110	December 2025	EUR	13,203	1	169
Euro Schatz	72	December 2025	EUR	7,711	—	(9)
Euro STOXX 50 Price Index	73	December 2025	EUR	3,939	9	124
FTSE 100 Index	2	December 2025	GBP	185	1	4
Italy Government BTP Bond	95	December 2025	EUR	11,259	6	147
Japan 10 Year Bond	18	December 2025	JPY	2,468,166	(13)	(162)
KOSPI 200 Index	122	December 2025	KRW	13,475,755	—	751
Long Gilt	108	December 2025	GBP	9,772	(7)	53
NIFTY 50 Index	132	October 2025		6,552	(12)	(15)
Nikkei 225 Index	142	December 2025	JPY	6,165,888	(134)	1,514
Russell 2000 Index	116	December 2025		14,308	(34)	(66)
S&P 500 Index	280	December 2025		93,676	341	667
S&P/TSX 60 Index	6	December 2025	CAD	2,089	4	28
STOXX Banks Index	551	December 2025	EUR	6,300	16	123
United States 5 Year Note	895	January 2026		97,927	35	(197)
United States Long Bond	163	December 2025		18,557	(41)	448
United States Ultra Bond	1,045	December 2025		122,520	(588)	2,946
					(323)	6,766
Short Contracts
Chicago Board Options Exchange Volatility Index	(1)	October 2025		(21)	—	4
Chicago Board Options Exchange Volatility Index	(4)	November 2025		(85)	—	8

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL/BlackRock Global Allocation Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Chicago Board Options Exchange Volatility Index	(1)	January 2026		(22)	—	1
Euro Buxl 30 Year Bond	(15)	December 2025	EUR	(1,668)	4	(58)
NASDAQ 100 Stock Index	(270)	December 2025		(132,808)	(346)	(1,662)
United States 10 Year Note	(1,234)	December 2025		(138,125)	21	(700)
United States 10 Year Ultra Bond	(2,162)	December 2025		(245,498)	135	(3,301)
United States 2 Year Note	(790)	January 2026		(164,551)	(63)	(84)
					(249)	(5,792)

JNL/BlackRock Global Allocation Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
28-Day MEXIBOR (M)	Receiving	9.31	(M)	01/09/26	MXN	43,904	—	(11)
28-Day MEXIBOR (M)	Receiving	7.73	(M)	06/19/26	MXN	46,101	—	(11)
28-Day MEXIBOR (M)	Receiving	8.97	(M)	12/14/29	MXN	9,218	—	(29)
28-Day MEXIBOR (M)	Receiving	8.65	(M)	02/07/30	MXN	9,850	—	(26)
28-Day MEXIBOR (M)	Receiving	7.73	(M)	05/06/30	MXN	4,433	—	(4)
28-Day MEXIBOR (M)	Paying	8.47	(M)	02/25/26	MXN	76,642	—	18
28-Day MEXIBOR (M)	Paying	7.73	(M)	05/11/26	MXN	23,608	—	4
28-Day MEXIBOR (M)	Paying	9.26	(M)	11/18/26	MXN	368,829	8	445
28-Day MEXIBOR (M)	Paying	9.04	(M)	11/14/29	MXN	135,897	6	444
28-Day MEXIBOR (M)	Paying	7.82	(M)	06/07/30	MXN	8,813	—	10
28-Day MEXIBOR (M)	Paying	7.72	(M)	06/24/30	MXN	5,735	—	5
28-Day MEXIBOR (M)	Paying	7.69	(M)	07/30/30	MXN	32,764	2	29
3M JIBAR (Q)	Receiving	8.02	(Q)	03/26/26	ZAR	30,810	—	(9)
3M JIBAR (Q)	Receiving	8.15	(Q)	05/07/26	ZAR	44,841	(1)	(17)
3M JIBAR (Q)	Receiving	6.94	(Q)	09/17/26	ZAR	37,265	(1)	(2)
3M JIBAR (Q)	Receiving	6.92	(Q)	09/23/26	ZAR	7,160	—	—
3M JIBAR (Q)	Receiving	7.25	(Q)	03/19/27	ZAR	17,380	—	(7)
3M JIBAR (Q)	Receiving	6.99	(Q)	09/17/27	ZAR	7,821	—	(2)
3M JIBAR (Q)	Receiving	7.94	(Q)	03/19/30	ZAR	32,421	(2)	(70)
3M JIBAR (Q)	Receiving	7.60	(Q)	09/17/30	ZAR	14,589	(1)	(20)
3M JIBAR (Q)	Paying	9.90	(Q)	09/20/33	ZAR	44,674	10	355
3M JIBAR (Q)	Paying	9.90	(Q)	09/20/33	ZAR	22,337	5	177
3M JIBAR (Q)	Paying	9.92	(Q)	09/20/33	ZAR	22,337	5	179
6M BUBOR (S)	Paying	6.50	(A)	03/19/27	HUF	194,072	—	1
6M BUBOR (S)	Paying	5.68	(A)	09/17/27	HUF	270,932	—	(8)
6M BUBOR (S)	Paying	5.76	(A)	09/17/27	HUF	408,000	—	(10)
6M BUBOR (S)	Paying	6.55	(A)	03/19/30	HUF	77,570	—	2
6M BUBOR (S)	Paying	5.96	(A)	09/17/30	HUF	34,906	—	(1)
6M EURIBOR (S)	Receiving	0.02	(A)	08/26/31	EUR	15,925	(35)	2,255
6M EURIBOR (S)	Paying	3.00	(S)	03/05/29	EUR	23,857	51	636
6M EURIBOR (S)	Paying	2.90	(A)	04/30/29	EUR	26,623	25	607
6M EURIBOR (S)	Paying	2.87	(A)	06/11/29	EUR	19,266	19	426
6M EURIBOR (S)	Paying	2.42	(A)	01/31/30	EUR	346	—	1
6M EURIBOR (S)	Paying	2.63	(A)	01/31/30	EUR	468	1	(4)
6M EURIBOR (S)	Paying	2.43	(A)	02/03/30	EUR	695	1	3
6M EURIBOR (S)	Paying	2.20	(A)	06/04/30	EUR	4,886	8	(40)
6M PRIBOR (S)	Paying	3.46	(A)	03/19/30	CZK	18,218	—	(16)
6M PRIBOR (S)	Paying	3.56	(A)	06/18/30	CZK	4,572	—	(3)
6M PRIBOR (S)	Paying	3.66	(A)	06/18/30	CZK	7,410	—	(4)
6M PRIBOR (S)	Paying	3.41	(A)	09/17/30	CZK	13,590	—	(15)
6M PRIBOR (S)	Paying	3.55	(A)	09/17/30	CZK	17,667	1	(14)
6M WIBOR (S)	Receiving	4.21	(A)	09/17/26	PLN	3,178	—	1
6M WIBOR (S)	Receiving	5.24	(S)	09/19/26	PLN	7,062	(2)	(17)
6M WIBOR (S)	Receiving	5.13	(A)	03/19/27	PLN	3,523	—	(12)
6M WIBOR (S)	Receiving	5.14	(A)	03/19/27	PLN	5,872	—	(21)
6M WIBOR (S)	Receiving	3.97	(A)	09/17/27	PLN	4,228	(1)	2
6M WIBOR (S)	Receiving	4.08	(A)	12/17/30	PLN	1,504	(1)	1
6M WIBOR (S)	Receiving	4.10	(A)	12/17/30	PLN	1,527	(1)	1
6M WIBOR (S)	Receiving	4.08	(A)	12/17/30	PLN	1,527	(1)	1
6M WIBOR (S)	Paying	4.94	(A)	03/19/30	PLN	2,299	1	20
6M WIBOR (S)	Paying	4.04	(A)	09/17/30	PLN	2,358	2	(3)
7-Day China Fixing Repo Rate (Q)	Paying	1.45	(Q)	09/17/30	CNY	10,526	3	(14)
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.28	(A)	03/09/26	JPY	4,330,863	2	39
Bank of Japan Overnight Call Rate TONAR (A)	Paying	1.45	(A)	03/06/54	JPY	440,458	2	(612)
Bank of Japan Overnight Call Rate TONAR (A)	Paying	1.45	(A)	03/11/54	JPY	440,457	2	(612)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL/BlackRock Global Allocation Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
BRAZIBOR (A)	Paying	13.14	(A)	01/02/29	BRL	2,906	—	(1)
BRAZIBOR (A)	Paying	13.01	(A)	01/02/29	BRL	5,889	—	(3)
ESTR Volume Weighted Trimmed Mean Rate (A)	Paying	2.34	(A)	01/19/33	EUR	11,820	29	(89)
HICP (A)	Paying	2.69	(A)	08/15/32	EUR	2,335	8	88
Korean Won 3M Certificate of Deposit (Q)	Paying	2.40	(Q)	09/17/28	KRW	2,630,770	(1)	(7)
Korean Won 3M Certificate of Deposit (Q)	Paying	2.40	(Q)	09/17/28	KRW	3,315,128	(1)	(9)
MIBOR (S)	Paying	6.34	(S)	03/20/27	INR	304,464	—	46
MIBOR (S)	Paying	5.54	(S)	09/17/28	INR	220,662	—	—
MIBOR (S)	Paying	6.26	(S)	03/20/29	INR	94,215	—	23
MIBOR (S)	Paying	6.30	(S)	03/20/29	INR	115,151	—	30
MIBOR (S)	Paying	6.34	(S)	03/20/34	INR	38,724	—	13
MIBOR (S)	Paying	6.35	(S)	03/20/34	INR	38,724	—	13
Sterling Overnight Index Average Rate (A)	Paying	3.18	(A)	02/10/28	GBP	134,798	40	(794)
Sterling Overnight Index Average Rate (A)	Paying	4.86	(A)	06/20/28	GBP	10,155	8	354
Sterling Overnight Index Average Rate (A)	Paying	4.12	(A)	11/17/28	GBP	9,358	11	121
Sterling Overnight Index Average Rate (A)	Paying	4.12	(A)	11/21/28	GBP	9,372	11	122
Sterling Overnight Index Average Rate (A)	Paying	4.00	(A)	01/16/30	GBP	20,893	31	201
Sterling Overnight Index Average Rate (A)	Paying	4.10	(A)	11/07/54	GBP	7,500	63	(837)
Thai Overnight Repurchase Rate (Q)	Paying	1.35	(Q)	09/17/35	THB	9,669	(3)	(3)
Thai Overnight Repurchase Rate (Q)	Paying	1.38	(Q)	09/17/35	THB	9,669	(2)	(2)
Thai Overnight Repurchase Rate (Q)	Paying	1.61	(Q)	09/17/35	THB	4,956	2	2
U.S. SOFR (A)	Receiving	3.88	(A)	03/20/27		1,380	—	(8)
U.S. SOFR (A)	Receiving	3.45	(A)	01/26/28		36,886	(16)	(127)
U.S. SOFR (A)	Receiving	3.27	(A)	02/05/28		37,186	(16)	(9)
U.S. SOFR (A)	Receiving	3.46	(A)	12/15/36		7,381	6	173
U.S. SOFR (A)	Receiving	4.25	(A)	09/29/43		2,537	5	(100)
U.S. SOFR (A)	Receiving	3.65	(A)	11/03/53		8,127	25	421
U.S. SOFR (A)	Receiving	3.65	(A)	11/02/54		74,211	239	3,782
U.S. SOFR (A)	Paying	4.93	(A)	04/26/26		172,694	20	991
U.S. SOFR (A)	Paying	4.50	(A)	05/08/26		38,002	5	144
U.S. SOFR (A)	Paying	4.35	(A)	07/22/26		16,524	3	79
U.S. SOFR (A)	Paying	4.00	(A)	10/28/26		59,862	13	239
U.S. SOFR (A)	Paying	4.07	(A)	01/14/27		55,300	14	358
U.S. SOFR (A)	Paying	4.73	(A)	04/26/27		206,451	64	3,798
U.S. SOFR (A)	Paying	4.10	(A)	05/30/27		45,464	15	464
U.S. SOFR (A)	Paying	4.15	(A)	05/30/27		45,464	15	500
U.S. SOFR (A)	Paying	4.20	(A)	10/23/27		15,436	7	248
U.S. SOFR (A)	Paying	4.00	(A)	01/26/28		36,886	16	514
U.S. SOFR (A)	Paying	3.50	(A)	08/20/28		37,166	21	154
U.S. SOFR (A)	Paying	4.50	(A)	04/26/29		265,430	169	9,935
U.S. SOFR (A)	Paying	4.00	(A)	05/06/29		37,974	23	830
U.S. SOFR (A)	Paying	3.66	(A)	10/10/29		18,554	10	211
U.S. SOFR (A)	Paying	4.00	(A)	01/23/30		20,893	10	527
U.S. SOFR (A)	Paying	3.23	(A)	02/19/30		20,761	9	(125)
U.S. SOFR (A)	Paying	3.90	(A)	02/24/30		18,047	8	387
U.S. SOFR (A)	Paying	4.35	(A)	04/26/34		203,666	12	11,136
U.S. SOFR (A)	Paying	3.66	(A)	10/10/34		12,495	(1)	46
U.S. SOFR (A)	Paying	3.67	(A)	12/26/34		21,606	(2)	76
U.S. SOFR (A)	Paying	3.70	(A)	01/06/35		16,913	(2)	97
U.S. SOFR (A)	Paying	3.75	(A)	03/27/35		16,742	(2)	149
U.S. SOFR (A)	Paying	3.75	(A)	07/09/35		8,525	(2)	67
U.S. SOFR (A)	Paying	4.07	(A)	04/26/54		8,103	(26)	133
							946	38,406

JNL/BlackRock Global Allocation Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
Avis Budget Car Rental, LLC (Q)	N/A	5.00	12/20/26	1,885	(88)	—	190
CDX.NA.HY.41.V2 (Q)	N/A	5.00	12/20/28	936	(73)	(1)	(68)
CDX.NA.HY.44 (Q)	N/A	5.00	06/20/30	7,865	(628)	(2)	(78)
CDX.NA.IG.44 (Q)	N/A	1.00	06/20/30	14,603	(332)	(1)	(8)
					(1,121)	(4)	36
Credit default swap agreements - sell protection
CDX.NA.HY.39.V4 (Q)	1.88	5.00	12/20/27	(3,189)	208	4	206

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL/BlackRock Global Allocation Fund — Centrally Cleared Credit Default Swap Agreements (continued)
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
CDX.NA.HY.41.V2 (Q)	2.32	5.00	12/20/28	(6,116)	479	6	255
CDX.NA.IG.39 (Q)	0.25	1.00	12/20/27	(2,318)	38	—	34
ITRAXX.EUR.XO.42.V3 (Q)	2.32	5.00	12/20/29	(15,439)	1,836	27	246
ITRAXX.EUR.XO.43.V2 (Q)	2.41	5.00	06/20/30	(246)	31	1	6
					2,592	38	747

JNL/BlackRock Global Allocation Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Index Options
Chicago Board Options Exchange Volatility Index	Call	40.00	10/22/25	134	536	2

Options on Securities
Alphabet Inc.	Call	240.00	10/17/25	248	5,952	217
Alphabet Inc.	Call	225.00	10/17/25	306	6,885	620
Alphabet Inc.	Call	250.00	11/21/25	85	2,125	92
Alphabet Inc.	Call	240.00	11/21/25	201	4,824	318
Alphabet Inc.	Put	245.00	11/21/25	85	2,083	111
Amazon.com, Inc.	Call	240.00	11/21/25	224	5,376	106
American Airlines Group Inc.	Put	11.00	10/17/25	149	164	5
Apple Inc.	Call	245.00	10/17/25	105	2,573	124
Apple Inc.	Call	240.00	10/17/25	322	7,728	522
Apple Inc.	Call	250.00	11/21/25	149	3,725	195
Apple Inc.	Call	235.00	11/21/25	161	3,784	384
ASML Holding N.V.	Call	840.00	10/17/25	32	2,688	435
Booking Holdings Inc.	Call	5,900.00	12/19/25	8	4,720	90
Broadcom Inc.	Call	390.00	10/17/25	24	936	2
Broadcom Inc.	Call	350.00	12/19/25	137	4,795	292
Citigroup Inc.	Call	105.00	11/21/25	426	4,473	138
D.R. Horton, Inc.	Call	185.00	11/21/25	106	1,961	43
D.R. Horton, Inc.	Call	175.00	11/21/25	107	1,873	80
Delta Air Lines, Inc.	Call	62.50	12/19/25	902	5,638	229
Freeport-McMoRan Inc.	Call	48.00	10/17/25	330	1,584	2
Informatica Inc.	Call	35.00	11/21/25	47	165	—
Intuit Inc.	Call	700.00	11/21/25	51	3,570	127
iShares China Large-Cap ETF	Call	42.00	10/17/25	5,805	24,381	296
iShares iBoxx $ High Yield Corporate Bond ETF	Put	80.00	10/17/25	260	2,080	3
iShares iBoxx $ High Yield Corporate Bond ETF	Put	79.00	10/17/25	387	3,057	3
iShares Russell 2000 ETF	Put	235.00	10/17/25	68	1,598	13
iShares Russell 2000 ETF	Put	230.00	10/17/25	73	1,679	6
McDonald's Corporation	Call	330.00	11/21/25	88	2,904	14
Meta Platforms, Inc.	Call	820.00	10/17/25	32	2,624	4
Meta Platforms, Inc.	Call	830.00	11/21/25	32	2,656	39
Microsoft Corporation	Call	560.00	10/17/25	57	3,192	2
MongoDB, Inc.	Call	360.00	11/21/25	96	3,456	55
NVIDIA Corporation	Call	185.00	11/21/25	73	1,351	98
NVIDIA Corporation	Call	185.00	12/19/25	320	5,920	513
Paramount Skydance Corporation	Call	22.00	10/17/25	179	394	4
Sabre Corporation	Call	4.00	10/17/25	120	48	—
Sabre Corporation	Call	2.50	10/17/25	149	37	—
SPDR Gold Shares	Call	360.00	11/21/25	2,566	92,376	2,123
SPDR Gold Shares	Call	345.00	12/19/25	1,203	41,504	2,262
SPDR S&P 500 ETF Trust	Call	670.00	10/03/25	1,934	129,578	162
SPDR S&P 500 ETF Trust	Call	672.00	10/03/25	973	65,386	41
SPDR S&P 500 ETF Trust	Call	667.00	10/10/25	385	25,680	172
SPDR S&P 500 ETF Trust	Put	655.00	10/10/25	579	37,925	115
SPDR S&P 500 ETF Trust	Put	645.00	10/17/25	30	1,935	7
SPDR S&P 500 ETF Trust	Put	642.00	10/17/25	30	1,926	6
SPDR S&P Regional Banking ETF	Call	67.00	10/17/25	884	5,923	23
Tesla Inc.	Call	360.00	10/17/25	64	2,304	559
Uber Technologies, Inc.	Call	100.00	12/19/25	305	3,050	200
United Airlines Holdings, Inc.	Call	105.00	12/19/25	370	3,885	211
Valero Energy Corporation	Call	170.00	12/19/25	236	4,012	251
Walt Disney Company, The	Call	120.00	11/21/25	212	2,544	69
Warner Bros. Discovery, Inc.	Call	22.00	10/17/25	104	229	3
Warner Bros. Discovery, Inc.	Call	17.00	10/17/25	120	204	35
Wells Fargo & Company	Call	85.00	10/17/25	355	3,018	70
						11,491

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL/BlackRock Global Allocation Fund — OTC Purchased Barrier Options
Reference Entity	Counterparty	Put/Call	Option Type	Barrier Price ($)		Exercise Price ($)		Expiration	Notional/ Contracts[1]		Value ($)
Foreign Currency Options
EUR/CZK Spot Rate	BCL	Put	One-touch	CZK	24.00	CZK	24.00	12/22/25	EUR	49,000	8
EUR/USD Spot Rate	MSC	Call	Up-and-out		1.21		1.19	10/16/25	EUR	3,115,313	2
USD/CAD Spot Rate	RBC	Call	Up-and-out	CAD	1.42	CAD	1.40	11/28/25		4,031,000	8
USD/INR Spot Rate	BCL	Put	One-touch	INR	86.00	INR	86.00	11/03/25		64,000	—
USD/INR Spot Rate	BOA	Put	Down-and-out	INR	85.05	INR	87.00	11/10/25		771,000	—
USD/THB Spot Rate	BOA	Call	One-touch	THB	33.50	THB	33.50	12/03/25		56,000	6
											24

JNL/BlackRock Global Allocation Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Contracts[1]	Notional[1]		Value ($)
Credit Default Swaptions
CDX.NA.HY.44, 06/20/30	BOA	Put		107.00	10/15/25	2,675,000		2,675	2
CDX.NA.HY.44, 06/20/30	RBC	Put		105.50	10/15/25	3,865,000		3,865	1
									3
Foreign Currency Options
EUR/USD Spot Rate	BNP	Call		1.17	10/29/25	967,000	EUR	967	12
EUR/USD Spot Rate	BOA	Call		1.20	10/08/25	20,655,000	EUR	20,655	8
EUR/USD Spot Rate	GSC	Call		1.17	10/02/25	776,000	EUR	776	4
EUR/USD Spot Rate	JPM	Call		1.19	10/29/25	725,500	EUR	726	3
USD/MXN Spot Rate	BCL	Call	MXN	19.20	10/29/25	838,000		838	1
USD/MXN Spot Rate	MSC	Call	MXN	19.00	10/16/25	646,000		646	—
EUR/USD Spot Rate	BNP	Put		1.17	10/07/25	953,000	EUR	953	1
EUR/USD Spot Rate	JPM	Put		1.18	10/01/25	27,213,500	EUR	27,214	55
EUR/USD Spot Rate	JPM	Put		1.18	10/10/25	577,000	EUR	577	3
GBP/JPY Spot Rate	CIT	Put	JPY	196.00	12/04/25	2,418,750	GBP	2,419	36
USD/JPY Spot Rate	DUB	Put	JPY	142.00	10/08/25	23,834,000		23,834	2
USD/SGD Spot Rate	MSC	Put	SGD	1.27	10/16/25	904,000		904	—
USD/TWD Spot Rate	MSC	Put	TWD	29.70	10/16/25	616,000		616	—
									125
Index Options
Euro STOXX 600 Banks Price Index	BOA	Call	EUR	240.00	11/21/25	642	EUR	7,704	185
Euro STOXX 600 Banks Price Index	BOA	Put	EUR	210.00	10/17/25	149	EUR	1,565	3
Euro STOXX 600 Banks Price Index	BOA	Put	EUR	180.00	10/17/25	60	EUR	540	—
									188
Interest Rate Swaptions
U.S. SOFR, 12/01/55	GSC	Call		3.65	11/26/25	18,845,000		18,845	104
U.S. SOFR, 11/03/55	JPM	Call		3.80	10/30/25	12,677,000		12,677	84
U.S. SOFR, 01/16/56	MSC	Call		3.80	01/14/26	5,536,000		5,536	104
									292
Options on Securities
Rheinmetall Aktiengesellschaft	BOA	Put	EUR	1,600.00	10/17/25	20	EUR	3,200	4

JNL/BlackRock Global Allocation Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Options on Securities
Alphabet Inc.	Call	260.00	10/17/25	35	910	(5)
Alphabet Inc.	Call	280.00	11/21/25	85	2,380	(25)
Alphabet Inc.	Call	210.00	12/19/25	82	1,722	(322)
Alphabet Inc.	Call	220.00	12/19/25	178	3,916	(554)
Alphabet Inc.	Call	250.00	01/16/26	90	2,250	(140)
Alphabet Inc.	Put	210.00	11/21/25	85	1,785	(22)
Alphabet Inc.	Put	200.00	12/19/25	160	3,200	(39)
Amazon.com, Inc.	Call	260.00	12/19/25	104	2,704	(28)
Amazon.com, Inc.	Call	270.00	01/16/26	98	2,646	(26)
Amazon.com, Inc.	Put	200.00	11/21/25	224	4,480	(86)
Amazon.com, Inc.	Put	180.00	01/16/26	98	1,764	(26)
Apple Inc.	Call	255.00	10/17/25	37	944	(18)
Apple Inc.	Call	255.00	11/21/25	161	4,106	(162)
Apple Inc.	Call	250.00	12/19/25	86	2,150	(132)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL/BlackRock Global Allocation Fund — Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Apple Inc.	Call	240.00	12/19/25	321	7,704	(712)
Apple Inc.	Call	270.00	01/16/26	81	2,187	(65)
Apple Inc.	Put	230.00	11/21/25	149	3,427	(33)
Autodesk, Inc.	Call	330.00	10/17/25	11	363	(3)
Autodesk, Inc.	Call	350.00	01/16/26	10	350	(8)
Bank of America Corporation	Call	55.00	10/17/25	72	396	(2)
Bank of America Corporation	Call	52.50	10/17/25	206	1,082	(20)
Bank of America Corporation	Call	52.50	12/19/25	95	499	(21)
Bank of America Corporation	Call	60.00	01/16/26	205	1,230	(11)
Boeing Company, The	Call	265.00	12/19/25	22	583	(5)
Boeing Company, The	Call	260.00	12/19/25	22	572	(6)
Boeing Company, The	Call	270.00	01/16/26	31	837	(9)
Boeing Company, The	Put	200.00	10/17/25	31	620	(4)
Boeing Company, The	Put	180.00	01/16/26	31	558	(10)
Booking Holdings Inc.	Put	4,900.00	12/19/25	8	3,920	(91)
Boston Scientific Corporation	Put	90.00	01/16/26	69	621	(15)
Broadcom Inc.	Call	410.00	10/17/25	48	1,968	(2)
Broadcom Inc.	Call	410.00	12/19/25	160	6,560	(110)
Broadcom Inc.	Call	380.00	12/19/25	96	3,648	(117)
Broadcom Inc.	Call	370.00	12/19/25	23	851	(34)
Broadcom Inc.	Call	380.00	01/16/26	44	1,672	(67)
Broadcom Inc.	Put	300.00	12/19/25	160	4,800	(234)
Cameco Corporation	Call	90.00	10/17/25	19	171	(3)
Cameco Corporation	Call	100.00	12/19/25	31	310	(9)
Cameco Corporation	Call	95.00	01/16/26	49	466	(25)
Capital One Financial Corporation	Call	240.00	10/17/25	14	336	(1)
Capital One Financial Corporation	Call	250.00	12/19/25	50	1,250	(12)
Capital One Financial Corporation	Call	260.00	01/16/26	39	1,014	(9)
Circle Internet Group, Inc.	Put	110.00	10/17/25	105	1,155	(16)
Citigroup Inc.	Call	110.00	10/17/25	129	1,419	(7)
Citigroup Inc.	Call	100.00	12/19/25	82	820	(56)
Citigroup Inc.	Put	90.00	11/21/25	426	3,834	(52)
Costco Wholesale Corporation	Put	850.00	10/17/25	9	765	(1)
Costco Wholesale Corporation	Put	840.00	01/16/26	9	756	(11)
CRH Public Limited Company	Call	110.00	12/19/25	54	594	(74)
CRH Public Limited Company	Call	135.00	01/16/26	41	554	(12)
CRH Public Limited Company	Put	90.00	01/16/26	41	369	(3)
D.R. Horton, Inc.	Call	210.00	01/16/26	12	252	(3)
D.R. Horton, Inc.	Put	155.00	11/21/25	106	1,643	(40)
D.R. Horton, Inc.	Put	145.00	11/21/25	107	1,552	(20)
Delta Air Lines, Inc.	Call	72.50	12/19/25	1,804	13,079	(144)
Delta Air Lines, Inc.	Call	70.00	12/19/25	10	70	(1)
EchoStar Corporation	Call	80.00	10/17/25	74	592	(17)
Eli Lilly and Company	Call	900.00	01/16/26	14	1,260	(25)
EQT Corporation	Call	60.00	10/17/25	52	312	(1)
EQT Corporation	Call	65.00	01/16/26	52	338	(7)
EQT Corporation	Put	42.00	12/19/25	806	3,385	(30)
EQT Corporation	Put	45.00	12/19/25	806	3,627	(58)
EQT Corporation	Put	40.00	01/16/26	52	208	(2)
Freeport-McMoRan Inc.	Put	40.00	10/17/25	330	1,320	(65)
Hilton Worldwide Holdings Inc.	Call	300.00	10/17/25	17	510	—
Hilton Worldwide Holdings Inc.	Put	230.00	10/17/25	12	276	(1)
Intel Corporation	Call	35.00	10/17/25	480	1,680	(63)
Intel Corporation	Put	25.00	11/21/25	1,199	2,998	(35)
Intuit Inc.	Call	730.00	10/17/25	2	146	—
Intuit Inc.	Put	630.00	11/21/25	51	3,213	(60)
Intuit Inc.	Put	560.00	01/16/26	4	224	(3)
Intuitive Surgical, Inc.	Call	575.00	01/16/26	7	403	(3)
Intuitive Surgical, Inc.	Put	410.00	10/17/25	7	287	(1)
Intuitive Surgical, Inc.	Put	380.00	01/16/26	7	266	(7)
iShares China Large-Cap ETF	Call	45.00	10/17/25	5,805	26,123	(58)
iShares iBoxx $ High Yield Corporate Bond ETF	Call	82.00	01/16/26	1,083	8,881	(22)
iShares Russell 2000 ETF	Put	210.00	10/17/25	68	1,428	(1)
iShares Russell 2000 ETF	Put	200.00	10/17/25	73	1,460	(1)
JPMorgan Chase & Co.	Call	325.00	10/17/25	51	1,658	(19)
JPMorgan Chase & Co.	Call	315.00	10/17/25	129	4,064	(102)
JPMorgan Chase & Co.	Call	325.00	12/19/25	28	910	(30)
JPMorgan Chase & Co.	Call	350.00	01/16/26	37	1,295	(19)
Live Nation Entertainment, Inc.	Call	185.00	10/17/25	39	722	—
Live Nation Entertainment, Inc.	Call	195.00	01/16/26	29	566	(6)
Live Nation Entertainment, Inc.	Put	135.00	10/17/25	29	392	(4)
Live Nation Entertainment, Inc.	Put	130.00	01/16/26	29	377	(5)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL/BlackRock Global Allocation Fund — Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
MasterCard Incorporated	Call	650.00	12/19/25	26	1,690	(9)
McDonald's Corporation	Put	285.00	11/21/25	88	2,508	(22)
McKesson Corporation	Call	780.00	10/17/25	9	702	(11)
McKesson Corporation	Call	840.00	01/16/26	9	756	(15)
McKesson Corporation	Put	590.00	10/17/25	9	531	—
McKesson Corporation	Put	580.00	01/16/26	9	522	(3)
Meta Platforms, Inc.	Call	900.00	11/21/25	64	5,760	(27)
Meta Platforms, Inc.	Call	860.00	12/19/25	18	1,548	(22)
Meta Platforms, Inc.	Call	920.00	01/16/26	22	2,024	(18)
Meta Platforms, Inc.	Put	700.00	10/17/25	64	4,480	(38)
Meta Platforms, Inc.	Put	600.00	01/16/26	22	1,320	(22)
Micron Technology, Inc.	Call	160.00	10/17/25	9	144	(10)
Micron Technology, Inc.	Call	150.00	12/19/25	23	345	(62)
Micron Technology, Inc.	Call	155.00	01/16/26	28	434	(73)
Microsoft Corporation	Call	580.00	12/19/25	172	9,976	(86)
Microsoft Corporation	Call	605.00	01/16/26	56	3,388	(21)
Microsoft Corporation	Put	420.00	01/16/26	56	2,352	(15)
MongoDB, Inc.	Put	260.00	11/21/25	96	2,496	(36)
Netflix, Inc.	Call	1,500.00	01/16/26	2	300	(3)
Netflix, Inc.	Put	970.00	01/16/26	2	194	(3)
NextEra Energy, Inc.	Put	60.00	01/16/26	82	492	(4)
NVIDIA Corporation	Call	210.00	11/21/25	73	1,533	(31)
NVIDIA Corporation	Call	200.00	11/21/25	132	2,640	(92)
NVIDIA Corporation	Call	220.00	12/19/25	405	8,910	(165)
NVIDIA Corporation	Call	210.00	12/19/25	320	6,720	(201)
NVIDIA Corporation	Call	230.00	01/16/26	169	3,887	(67)
NVIDIA Corporation	Put	160.00	11/21/25	54	864	(17)
NVIDIA Corporation	Put	160.00	12/19/25	320	5,120	(143)
NVIDIA Corporation	Put	140.00	01/16/26	169	2,366	(41)
Oracle Corporation	Call	330.00	12/19/25	323	10,659	(403)
Oracle Corporation	Call	280.00	12/19/25	20	560	(59)
Palantir Technologies Inc.	Call	200.00	12/19/25	2	40	(3)
Salesforce, Inc.	Call	310.00	01/16/26	21	651	(6)
Salesforce, Inc.	Put	195.00	01/16/26	21	410	(9)
SPDR Gold Shares	Call	380.00	11/21/25	3,849	146,262	(1,055)
SPDR Gold Shares	Put	335.00	11/21/25	2,566	85,961	(568)
SPDR Gold Shares	Put	310.00	12/19/25	802	24,862	(59)
SPDR S&P 500 ETF Trust	Put	645.00	10/10/25	868	55,986	(89)
SPDR S&P 500 ETF Trust	Put	600.00	10/17/25	60	3,600	(2)
SPDR S&P Regional Banking ETF	Put	59.00	10/17/25	884	5,216	(33)
Taiwan Semiconductor Manufacturing Company Limited	Call	270.00	12/19/25	38	1,026	(97)
Tesla Inc.	Call	420.00	10/17/25	40	1,680	(143)
Tesla Inc.	Call	500.00	12/19/25	4	200	(12)
Tesla Inc.	Call	460.00	12/19/25	9	414	(40)
Tesla Inc.	Call	480.00	01/16/26	16	768	(72)
TJX Companies, Inc., The	Call	150.00	10/17/25	46	690	(2)
Trane Technologies Public Limited Company	Call	450.00	10/17/25	6	270	(1)
Uber Technologies, Inc.	Call	110.00	12/19/25	610	6,710	(192)
United Airlines Holdings, Inc.	Call	125.00	12/19/25	740	9,250	(113)
United Airlines Holdings, Inc.	Call	115.00	12/19/25	12	138	(4)
Valero Energy Corporation	Call	170.00	01/16/26	15	255	(19)
Valero Energy Corporation	Put	135.00	12/19/25	236	3,186	(29)
Walt Disney Company, The	Call	140.00	01/16/26	32	448	(3)
Walt Disney Company, The	Put	105.00	10/17/25	32	336	(1)
Walt Disney Company, The	Put	100.00	11/21/25	212	2,120	(22)
Walt Disney Company, The	Put	95.00	01/16/26	32	304	(3)
Warner Bros. Discovery, Inc.	Call	25.00	10/17/25	104	260	(1)
Warner Bros. Discovery, Inc.	Call	20.00	10/17/25	120	240	(10)
Wells Fargo & Company	Call	90.00	10/17/25	128	1,152	(7)
Williams Companies, Inc., The	Call	65.00	10/17/25	67	436	(5)
						(8,627)

JNL/BlackRock Global Allocation Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Credit Default Swaptions
CDX.NA.HY.44, 06/20/30	BOA	Put	104.50	10/15/25	2,675,000	2,675	—
CDX.NA.HY.44, 06/20/30	RBC	Put	100.00	10/15/25	3,865,000	3,865	—
							—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL/BlackRock Global Allocation Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Contracts[1]	Notional[1]		Value ($)
Foreign Currency Options
EUR/USD Spot Rate	BNP	Call		1.19	10/29/25	1,451,000	EUR	1,451	(6)
EUR/USD Spot Rate	BOA	Put		1.14	10/08/25	20,655,000	EUR	20,655	(1)
EUR/USD Spot Rate	JPM	Put		1.17	10/01/25	27,213,500	EUR	27,214	—
GBP/JPY Spot Rate	CIT	Put	JPY	192.00	12/04/25	3,628,125	GBP	3,628	(27)
USD/BRL Spot Rate	CIT	Put	BRL	5.25	12/12/25	7,745,000		7,745	(55)
USD/IDR Spot Rate	BOA	Put	IDR	16,000.00	12/12/25	7,745,000		7,745	(10)
USD/JPY Spot Rate	DUB	Call	JPY	151.00	10/08/25	23,834,000		23,834	(13)
USD/JPY Spot Rate	HSB	Put	JPY	146.50	10/01/25	6,063,609		6,064	—
USD/MXN Spot Rate	CIT	Put	MXN	18.00	12/15/25	7,745,000		7,745	(42)
USD/TWD Spot Rate	MSC	Call	TWD	30.50	10/16/25	616,000		616	(3)
USD/ZAR Spot Rate	HSB	Put	ZAR	16.80	12/12/25	7,655,000		7,655	(39)
									(196)
Index Options
Euro STOXX 600 Banks Price Index	BOA	Put	EUR	205.00	11/21/25	321	EUR	3,290	(28)

Interest Rate Swaptions
6M PRIBOR, 10/30/30	JPM	Call		3.70	10/27/25	16,117,792	CZK	16,118	—
6M PRIBOR, 10/30/30	MSC	Call		3.70	10/27/25	10,745,195	CZK	10,745	—
U.S. SOFR, 11/18/30	GSC	Call		3.10	11/14/25	31,440,000		31,440	(45)
U.S. SOFR, 11/25/30	GSC	Call		3.07	11/21/25	39,722,000		39,722	(59)
U.S. SOFR, 12/01/55	GSC	Call		3.15	11/26/25	18,845,000		18,845	(7)
U.S. SOFR, 11/03/55	JPM	Call		3.50	10/30/25	12,677,000		12,677	(8)
U.S. SOFR, 11/20/30	JPM	Call		3.10	11/18/25	39,875,000		39,875	(63)
U.S. SOFR, 12/11/27	JPM	Call		2.75	12/09/25	6,076,205		6,076	(2)
U.S. SOFR, 01/02/36	JPM	Call		3.30	12/30/25	15,110,000		15,110	(54)
U.S. SOFR, 11/24/30	MSC	Call		3.05	11/20/25	39,377,000		39,377	(52)
U.S. SOFR, 12/24/27	MSC	Call		2.85	12/22/25	181,053,000		181,053	(122)
U.S. SOFR, 01/16/56	MSC	Call		3.50	01/14/26	5,536,000		5,536	(34)
U.S. SOFR, 01/16/56	MSC	Call		3.25	01/14/26	2,768,000		2,768	(6)
U.S. SOFR, 10/17/30	BCL	Put		3.90	10/15/25	6,925,000		6,925	—
U.S. SOFR, 12/30/27	DUB	Put		3.55	12/26/25	17,479,000		17,479	(15)
U.S. SOFR, 12/16/30	GSC	Put		3.55	12/12/25	42,223,000		42,223	(123)
U.S. SOFR, 09/22/29	GSC	Put		4.30	09/20/27	120,519,000		120,519	(355)
U.S. SOFR, 12/19/27	JPM	Put		3.45	12/17/25	9,188,653		9,189	(12)
U.S. SOFR, 01/02/36	JPM	Put		4.00	12/30/25	15,110,000		15,110	(55)
									(1,012)
Options on Securities
Rheinmetall Aktiengesellschaft	BOA	Put	EUR	1,400.00	10/17/25	20	EUR	2,800	(2)

JNL/BlackRock Global Allocation Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
ARS/USD	GSC	12/11/25	ARS	381,582	237	(21)
ARS/USD	CIT	01/26/26	ARS	245,701	146	(21)
ARS/USD	JPM	01/26/26	ARS	167,229	99	(13)
AUD/USD	CBA	12/17/25	AUD	63,611	42,129	(18)
BRL/EUR	HSB	12/17/25	EUR	(9,009)	(10,624)	190
BRL/USD	BCL	10/02/25	BRL	16,774	3,152	77
BRL/USD	GSC	10/02/25	BRL	2,410	453	1
BRL/USD	JPM	10/02/25	BRL	18,070	3,395	(3)
BRL/USD	JPM	11/04/25	BRL	14,690	2,737	(4)
BRL/USD	MSC	11/04/25	BRL	2,388	445	(1)
BRL/USD	BCL	12/17/25	BRL	2,386	440	9
CAD/USD	RBC	12/17/25	CAD	7,385	5,326	(12)
CAD/USD	RBS	12/17/25	CAD	62,521	45,088	(207)
CHF/USD	UBS	12/17/25	CHF	53,015	67,216	128
CLP/USD	CIT	10/30/25	CLP	215,152	224	(2)
CNY/USD	DUB	10/30/25	CNY	24,722	3,479	(5)
CNY/USD	BOA	12/17/25	CNY	29,249	4,128	10
CNY/USD	HSB	12/17/25	CNY	305,529	43,122	(74)
CNY/USD	JPM	12/17/25	CNY	4,783	675	1
COP/USD	CIT	10/30/25	COP	5,768,376	1,466	(22)
CZK/USD	JPM	10/30/25	CZK	51,021	2,462	(26)
DKK/USD	MSC	12/17/25	DKK	81,035	12,812	30

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL/BlackRock Global Allocation Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
EGP/USD	CIT	10/02/25	EGP	7,036	147	1
EGP/USD	CIT	11/20/25	EGP	16,796	343	33
EUR/CHF	BCL	12/17/25	CHF	(11,836)	(15,006)	11
EUR/USD	MSC	10/16/25	EUR	439	516	—
EUR/USD	GSC	10/30/25	EUR	290	341	2
EUR/USD	JPM	10/30/25	EUR	197	232	(1)
EUR/USD	JPM	12/17/25	EUR	405	478	(4)
EUR/USD	MSC	12/17/25	EUR	4,714	5,559	(3)
EUR/USD	MSC	12/17/25	EUR	1,731	2,041	15
EUR/USD	UBS	12/17/25	EUR	9,535	11,246	(37)
EUR/USD	UBS	12/17/25	EUR	46,800	55,191	130
GBP/EUR	CIB	12/17/25	EUR	(5,396)	(6,364)	(53)
GBP/USD	CIB	12/17/25	GBP	20,882	28,087	(174)
GBP/USD	MSC	12/17/25	GBP	2,335	3,140	23
GBP/USD	SGS	12/17/25	GBP	2,625	3,530	—
GBP/USD	TDB	12/17/25	GBP	983	1,322	(9)
HKD/USD	HSB	12/17/25	HKD	52,094	6,705	(1)
HUF/USD	UBS	10/30/25	HUF	459,802	1,382	(8)
HUF/USD	GSC	12/17/25	HUF	1,060,639	3,178	41
IDR/USD	CIT	10/30/25	IDR	64,175,554	3,850	(11)
INR/USD	CIT	10/30/25	INR	379,650	4,269	(21)
JPY/EUR	DUB	12/17/25	EUR	(17,178)	(20,258)	(154)
JPY/USD	CIB	10/30/25	JPY	81,757	555	(1)
JPY/USD	CBA	12/17/25	JPY	926,965	6,318	(35)
JPY/USD	JPM	12/17/25	JPY	21,268,691	144,971	(745)
KRW/USD	HSB	10/30/25	KRW	469,817	335	(3)
KRW/USD	CIT	12/17/25	KRW	17,501,203	12,522	(135)
MXN/EUR	MSC	12/17/25	EUR	(8,976)	(10,585)	159
MXN/USD	JPM	10/30/25	MXN	59,444	3,236	8
MYR/USD	BCL	10/30/25	MYR	16,905	4,022	(14)
NGN/USD	MSC	11/04/25	NGN	279,966	186	7
NGN/USD	CIT	12/05/25	NGN	284,403	186	8
NOK/CHF	GSC	12/17/25	CHF	(11,599)	(14,706)	(101)
NZD/USD	CBA	12/17/25	NZD	2,414	1,404	(36)
PEN/USD	CIT	10/30/25	PEN	2,365	681	5
PEN/USD	JPM	11/25/25	PEN	564	162	1
PLN/USD	CIB	10/30/25	PLN	8,116	2,232	(17)
PLN/USD	GSC	12/17/25	PLN	18,191	4,998	16
SEK/USD	RBC	12/17/25	SEK	96,249	10,273	(67)
SGD/USD	BOA	12/17/25	SGD	7,160	5,583	(41)
THB/USD	MSC	10/30/25	THB	119,626	3,700	(60)
TRY/USD	SGS	10/24/25	TRY	84,543	1,995	63
TRY/USD	UBS	12/17/25	TRY	114,216	2,579	38
TWD/USD	BCL	12/17/25	TWD	393,030	12,969	(165)
USD/ARS	CIT	12/11/25	ARS	(101,418)	(63)	5
USD/ARS	GSC	12/11/25	ARS	(92,082)	(57)	4
USD/ARS	CIT	01/26/26	ARS	(217,620)	(129)	11
USD/BRL	BCL	10/02/25	BRL	(19,869)	(3,733)	(80)
USD/BRL	HSB	10/02/25	BRL	(2,412)	(453)	(2)
USD/BRL	JPM	10/02/25	BRL	(14,575)	(2,739)	2
USD/BRL	JPM	11/04/25	BRL	(18,070)	(3,366)	5
USD/CAD	SCB	10/30/25	CAD	(464)	(334)	2
USD/CAD	TDB	12/17/25	CAD	(6,818)	(4,917)	23
USD/CHF	SGS	10/30/25	CHF	(134)	(169)	1
USD/CNY	SCB	11/25/25	CNY	(4,246)	(599)	3
USD/COP	CIT	11/25/25	COP	(13,490,807)	(3,416)	44
USD/CZK	RBS	11/25/25	CZK	(57,948)	(2,798)	26
USD/EGP	CIT	10/02/25	EGP	(7,036)	(147)	(10)
USD/EGP	CIT	01/05/26	EGP	(7,036)	(142)	(2)
USD/EUR	DUB	10/16/25	EUR	(1,238)	(1,453)	—
USD/EUR	CIT	10/30/25	EUR	(290)	(341)	—
USD/EUR	UBS	11/25/25	EUR	(309)	(364)	3
USD/EUR	DUB	12/17/25	EUR	(54,567)	(64,352)	(148)
USD/EUR	DUB	12/17/25	EUR	(3,342)	(3,941)	17
USD/EUR	JPM	12/17/25	EUR	(1,547)	(1,825)	(1)
USD/EUR	JPM	12/17/25	EUR	(2,296)	(2,708)	18
USD/EUR	MSC	12/17/25	EUR	(1,739)	(2,051)	4
USD/GBP	BCL	12/17/25	GBP	(28,924)	(38,904)	241
USD/GBP	HSB	12/17/25	GBP	(1,201)	(1,616)	11
USD/HKD	SCB	12/17/25	HKD	(201,957)	(25,994)	2
USD/HUF	RBS	11/25/25	HUF	(208,179)	(625)	5

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL/BlackRock Global Allocation Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/IDR	BOA	11/25/25	IDR	(60,413,089)	(3,623)	41
USD/IDR	RBC	12/17/25	IDR	(591,996)	(35)	—
USD/INR	SGS	12/17/25	INR	(44,525)	(499)	4
USD/JPY	BCL	10/30/25	JPY	(50,428)	(342)	(1)
USD/JPY	MSC	12/17/25	JPY	(626,085)	(4,267)	24
USD/MXN	HSB	11/25/25	MXN	(117,396)	(6,373)	(1)
USD/MXN	SCB	11/25/25	MXN	(9,371)	(509)	(1)
USD/MXN	TDB	12/17/25	MXN	(37,219)	(2,016)	(34)
USD/MYR	MSC	11/25/25	MYR	(7,459)	(1,776)	12
USD/NOK	MSC	12/17/25	NOK	(120,087)	(12,036)	63
USD/PEN	GSC	10/30/25	PEN	(1,296)	(373)	(4)
USD/PEN	SGS	10/30/25	PEN	(1,186)	(341)	(3)
USD/PEN	CIT	11/25/25	PEN	(560)	(161)	(1)
USD/PEN	JPM	11/25/25	PEN	(2,247)	(646)	(2)
USD/PHP	CIT	11/25/25	PHP	(84,699)	(1,453)	35
USD/PLN	GSC	11/25/25	PLN	(909)	(250)	—
USD/PLN	UBS	11/25/25	PLN	(22,810)	(6,270)	66
USD/THB	MSC	11/25/25	THB	(83,108)	(2,575)	53
USD/TRY	BCL	10/24/25	TRY	(30,583)	(722)	(39)
USD/TRY	BCL	12/26/25	TRY	(14,645)	(328)	—
USD/UYU	CIT	11/25/25	UYU	(8,834)	(221)	(1)
USD/ZAR	RBS	11/25/25	ZAR	(165,082)	(9,522)	(68)
ZAR/EUR	HSB	12/17/25	EUR	(6,088)	(7,179)	82
ZAR/USD	TDB	10/30/25	ZAR	40,262	2,327	(2)
ZAR/USD	GSC	11/25/25	ZAR	45,870	2,646	12
ZAR/USD	UBS	11/25/25	ZAR	10,292	594	2
ZAR/USD	GSC	12/17/25	ZAR	54,024	3,111	42
					292,077	(855)

JNL/BlackRock Global Allocation Fund — OTC Interest Rate Swap Agreements
Floating Rate Index[2]	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate[2] (%)		Expiration	Notional[1]		Premiums Paid (Received) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
BRAZIBOR (A)	Receiving	BCL	14.18	(A)	01/02/26	BRL	5,496	—	(1)
BRAZIBOR (A)	Receiving	BCL	14.79	(A)	01/02/26	BRL	2,473	—	—
BRAZIBOR (A)	Paying	BCL	13.33	(A)	01/02/29	BRL	1,021	—	—
BRAZIBOR (A)	Paying	BCL	14.03	(A)	01/02/29	BRL	2,269	—	7
BRAZIBOR (A)	Paying	BCL	13.34	(A)	01/02/29	BRL	4,562	—	1
BRAZIBOR (A)	Paying	BCL	13.00	(A)	01/02/29	BRL	18,531	—	(21)
BRAZIBOR (A)	Paying	BCL	13.04	(A)	01/02/31	BRL	2,959	—	(4)
BRAZIBOR (A)	Paying	BNP	10.12	(A)	01/04/27	BRL	150	—	(2)
BRAZIBOR (A)	Paying	BNP	9.79	(A)	01/04/27	BRL	4,784	—	(68)
BRAZIBOR (A)	Paying	BNP	10.03	(A)	01/04/27	BRL	19,707	—	(297)
BRAZIBOR (A)	Paying	BNP	10.12	(A)	01/04/27	BRL	26,802	—	(392)
BRAZIBOR (A)	Paying	BOA	9.97	(A)	01/04/27	BRL	22,621	—	(342)
BRAZIBOR (A)	Paying	BOA	10.12	(A)	01/04/27	BRL	27,934	—	(409)
BRAZIBOR (A)	Paying	BOA	12.95	(A)	01/02/29	BRL	10,350	—	(14)
BRAZIBOR (A)	Paying	BOA	13.00	(A)	01/02/29	BRL	12,045	—	(14)
BRAZIBOR (A)	Paying	BOA	13.12	(A)	01/02/29	BRL	48,379	—	(33)
Colombian Interbank Rate (A)	Receiving	BCL	8.07	(A)	09/17/26	COP	115,948	—	—
Colombian Interbank Rate (Q)	Receiving	BCL	7.25	(Q)	09/25/26	COP	257,662	—	1
Colombian Interbank Rate (Q)	Receiving	BCL	8.23	(Q)	09/17/30	COP	3,391,133	—	17
Colombian Interbank Rate (Q)	Receiving	MSC	8.64	(Q)	04/04/30	COP	3,817,872	—	1
								—	(1,570)

JNL/BlackRock Global Allocation Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
Ally Financial Inc. (Q)	GSC	N/A	5.00	06/20/30	380	(61)	(58)	(3)
Boeing Company, The (Q)	DUB	N/A	1.00	12/20/28	1,300	(22)	(7)	(15)
Boeing Company, The (Q)	JPM	N/A	1.00	06/20/29	1,300	(23)	16	(39)
BorgWarner Inc. (Q)	BNP	N/A	1.00	12/20/27	210	(4)	3	(7)
Community Health Systems, Inc. (Q)	GSC	N/A	5.00	06/20/26	80	—	8	(8)
Community Health Systems, Inc. (Q)	GSC	N/A	5.00	06/20/26	50	—	4	(4)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL/BlackRock Global Allocation Fund — OTC Credit Default Swap Agreements (continued)
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Deutsche Bank Aktiengesellschaft (Q)	BNP	N/A	1.00	12/20/29	752	(10)	(4)	(6)
DXC Technology Company (Q)	JPM	N/A	5.00	06/20/29	225	(33)	(29)	(4)
DXC Technology Company (Q)	JPM	N/A	5.00	06/20/29	112	(17)	(13)	(4)
Hertz Vehicle Financing II LP (Q)	JPM	N/A	5.00	12/20/25	60	—	2	(2)
Intesa Sanpaolo SPA (Q)	JPM	N/A	1.00	12/20/29	722	(7)	(1)	(6)
Intesa Sanpaolo SPA (Q)	BNP	N/A	1.00	06/20/30	802	(24)	(15)	(9)
Southwest Airlines Co. (Q)	GSC	N/A	1.00	12/20/30	905	4	4	—
Occidental Petroleum Corporation (Q)	DUB	N/A	1.00	06/20/30	230	(3)	(1)	(2)
Government of the Republic of Panama (Q)	JPM	N/A	1.00	12/20/30	90	2	2	—
Pitney Bowes Inc. (Q)	BCL	N/A	1.00	12/20/27	80	—	20	(20)
Pitney Bowes Inc. (Q)	BOA	N/A	1.00	12/20/27	115	—	24	(24)
Pitney Bowes Inc. (Q)	CIT	N/A	1.00	12/20/27	60	1	17	(16)
Pitney Bowes Inc. (Q)	CIT	N/A	1.00	12/20/27	40	—	11	(11)
Pitney Bowes Inc. (Q)	GSC	N/A	1.00	12/20/27	70	—	18	(18)
Simon Property Group, Inc. (Q)	JPM	N/A	1.00	06/20/28	645	(11)	16	(27)
Simon Property Group, L.P. (Q)	BNP	N/A	1.00	06/20/30	185	(4)	(1)	(3)
Telecom Italia S.p.A. (Q)	GSC	N/A	1.00	12/20/29	323	—	14	(14)
UBS Group AG (Q)	JPM	N/A	1.00	06/20/28	1,318	(26)	37	(63)
Xerox Corporation (Q)	JPM	N/A	1.00	12/20/27	120	41	14	27
					10,174	(197)	81	(278)
Credit default swap agreements - sell protection
ITRAXX.EUR.XO.42.V3 (Q)	BNP	2.32	5.00	12/20/29	(688)	71	38	33
ITRAXX.EUR.XO.42.V3 (Q)	BNP	2.32	5.00	12/20/29	(688)	70	37	33
ITRAXX.EUR.XO.42.V3 (Q)	BNP	2.32	5.00	12/20/29	(1,339)	137	142	(5)
AXA (Q)	BNP	0.41	1.00	06/20/30	(802)	22	15	7
Forvia (Q)	GSC	2.28	5.00	12/20/29	(189)	20	12	8
Eutelsat SA (Q)	BNP	2.54	5.00	12/20/30	(344)	39	39	—
Eutelsat SA (Q)	DUB	2.09	5.00	12/20/29	(187)	21	(16)	37
Eutelsat SA (Q)	JPM	2.34	5.00	06/20/30	(210)	24	6	18
Hannover Ruck SE (Q)	BNP	0.65	1.00	12/20/29	(376)	5	2	3
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft in Munchen (Q)	BNP	0.64	1.00	12/20/29	(376)	6	2	4
Swedbank AB (Q)	JPM	0.82	1.00	12/20/29	(722)	5	(2)	7
Vistra Operations Company LLC (Q)	JPM	0.98	5.00	12/20/30	(120)	23	23	—
Vistra Operations Company LLC (Q)	JPM	0.98	5.00	12/20/30	(65)	12	12	—
Vistra Operations Company LLC (Q)	JPM	0.40	5.00	12/20/25	(337)	4	18	(14)
ZF Friedrichshafen AG (Q)	DUB	2.98	5.00	12/20/28	(347)	20	23	(3)
					(6,790)	479	351	128

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]	Value/ Unrealized Appreciation (Depreciation) ($)
ABN AMRO Bank N.V. (MT)	BOA	OBFR -0.26% (M)	TBD	(12,756)	(400)	(9)
Accelerant Holdings (MT)	BOA	OBFR -0.15% (M)	TBD	(7,147)	(115)	8
Adyen N.V. (MT)	JPM	OBFR +0.00% (M)	TBD	1,395	2,278	(41)
Alexandria Real Estate Equities, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(11,225)	(964)	15
ALFA, S.A.B. de C.V. (MT)	BOA	OBFR -0.85% (M)	TBD	(92,044)	(73)	(1)
ALFA, S.A.B. de C.V. (MT)	JPM	OBFR -0.50% (M)	TBD	(235,243)	(178)	(10)
Align Technology, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(4,456)	(580)	22
Alstom (MT)	BOA	OBFR -0.26% (M)	TBD	(24,945)	(630)	(21)
AMC Networks, Inc. (MT)	JPM	OBFR +0.20% (M)	TBD	28,632	226	9
Amcor Pty Ltd (MT)	BOA	OBFR -0.15% (M)	TBD	(147,339)	(1,207)	(3)
Atlantic Union Bank (MT)	JPM	OBFR -0.15% (M)	TBD	(2,320)	(82)	1
Axon Enterprise, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(1,102)	(849)	58
Bachem Holding AG (MT)	JPM	OBFR -0.26% (M)	TBD	(1,279)	(100)	6
Bank of Montreal (MT)	BOA	OBFR -0.20% (M)	TBD	(17,634)	(2,287)	(9)
Barratt Redrow PLC (MT)	BOA	OBFR -0.25% (M)	TBD	(194,262)	(972)	(48)
Barry Callebaut AG (MT)	JPM	OBFR -0.47% (M)	TBD	(620)	(883)	34
BASF SE (MT)	BOA	OBFR -0.26% (M)	TBD	(30,759)	(1,528)	(8)
Baxter International Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(60,625)	(1,379)	(8)
BE Semiconductor Industries N.V. (MT)	BOA	OBFR -0.26% (M)	TBD	(6,177)	(893)	(31)
BeOne Medicines AG (MT)	BOA	OBFR -0.05% (M)	TBD	(27,100)	(703)	(16)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Value/ Unrealized Appreciation (Depreciation) ($)
Block, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(25,636)		(1,979)	128
Brandywine Realty Trust (MT)	JPM	OBFR -0.15% (M)	TBD	(813)		(4)	—
Brookfield Asset Management Ltd. (MT)	BOA	OBFR -0.20% (M)	TBD	(28,658)		(1,763)	116
Brown-Forman Corporation (MT)	BOA	OBFR -0.15% (M)	TBD	(23,163)		(622)	(10)
Builders FirstSource, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(5,019)		(611)	3
Bullish (MT)	BCL	OBFR -3.62% (M)	TBD	(8,012)		(554)	44
C.H. Robinson Worldwide, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(17,142)		(2,297)	19
Chailease Holding Company Limited (MT)	BOA	OBFR -0.35% (M)	TBD	(119,025)		(468)	32
China Construction Bank Corporation (MT)	BOA	OBFR -0.05% (M)	TBD	(991,000)		(950)	—
China Railway Group Limited (MT)	BOA	OBFR -0.17% (M)	TBD	(698,000)		(339)	(14)
China Resources Power Holdings Company Limited (MT)	JPM	OBFR -0.30% (M)	TBD	(1,866)		(5)	—
China Resources Power Holdings Company Limited (MT)	BOA	OBFR -0.30% (M)	TBD	(426,511)		(983)	(14)
Cirsa Enterprises SA (MT)	JPM	ESTR +0.26% (M)	TBD	14,252	EUR	214	9
Clariant AG (MT)	BOA	OBFR -0.26% (M)	TBD	(20,931)		(196)	1
Community Financial System, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(2,206)		(133)	3
Continental Aktiengesellschaft (MT)	BOA	OBFR -0.26% (M)	TBD	(5,449)		(359)	(2)
Convatec Group PLC (MT)	BOA	OBFR -0.25% (M)	TBD	(132,355)		(414)	—
Cosan S.A. (MT)	JPM	OBFR -0.40% (M)	TBD	(68,828)		(95)	15
Cosan S.A. (MT)	BOA	OBFR -1.60% (M)	TBD	(58,985)		(68)	—
CoStar Group, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(9,447)		(815)	19
CRRC Corporation Limited (MT)	BOA	OBFR -0.30% (M)	TBD	(520,000)		(406)	(3)
CVB Financial Corp. (MT)	JPM	OBFR -0.15% (M)	TBD	(5,610)		(113)	8
Davide Campari-Milano N.V. (MT)	BOA	OBFR -0.29% (M)	TBD	(104,876)		(690)	28
Derayah Financial (MT)	JPM	OBFR +0.75% (M)	TBD	14,191		96	24
DiaSorin S.p.A. (MT)	BOA	OBFR -0.26% (M)	TBD	(2,945)		(271)	10
DISCO Corporation (MT)	BOA	OBFR -0.10% (M)	TBD	(2,100)		(676)	17
DMG Mori Co., Ltd. (MT)	BOA	OBFR -0.25% (M)	TBD	(34,281)		(688)	(7)
Dollar Tree, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(1,157)		(109)	—
Dow Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(11,393)		(264)	3
Eagle Bancorp, Inc. (MT)	JPM	OBFR +0.20% (M)	TBD	5,166		102	2
Elevance Health, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(2,383)		(758)	(20)
Emirates Integrated Telecommunications Company PJSC (MT)	JPM	OBFR +0.75% (M)	TBD	148,124		372	(1)
Enphase Energy, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(249)		(10)	1
Entain PLC (MT)	BOA	OBFR -0.25% (M)	TBD	(15,906)		(185)	(4)
Expand Energy Corporation (MT)	BOA	OBFR -0.15% (M)	TBD	(28,825)		(2,836)	(224)
FedEx Corporation (MT)	BOA	OBFR +0.00% (M)	TBD	(4,602)		(1,059)	(33)
First Solar, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(4,295)		(941)	(5)
Flagstar Financial, Inc. (MT)	JPM	OBFR +0.20% (M)	TBD	91,333		1,176	(124)
Flynas Company (MT)	JPM	OBFR +0.75% (M)	TBD	10,451		209	4
Formosa Chemicals & Fibre Corporation (MT)	JPM	OBFR -0.35% (M)	TBD	(3,000)		(3)	—
Formosa Chemicals & Fibre Corporation (MT)	BOA	OBFR -0.10% (M)	TBD	(264,000)		(254)	(4)
Formosa Plastics Corporation (MT)	BOA	OBFR -0.10% (M)	TBD	(308,000)		(394)	3
Fujitsu Limited (MT)	BOA	OBFR -0.11% (M)	TBD	(59,800)		(1,487)	76
G&L Beijer Ref AB (MT)	JPM	OBFR -0.28% (M)	TBD	(13,109)		(231)	27
G&L Beijer Ref AB (MT)	BOA	OBFR -0.26% (M)	TBD	(3,467)		(57)	3
Genuine Parts Company (MT)	BOA	OBFR -0.15% (M)	TBD	(7,012)		(968)	(3)
Georg Fischer AG (MT)	JPM	OBFR -0.26% (M)	TBD	(1,968)		(162)	8
Georg Fischer AG (MT)	BOA	OBFR -0.26% (M)	TBD	(3,802)		(296)	(2)
Grifols, S.A. (MT)	BOA	OBFR -0.26% (M)	TBD	(40,719)		(571)	(21)
Halliburton Company (MT)	BOA	OBFR -0.15% (M)	TBD	(20,223)		(457)	(44)
Hapvida Participacoes E Investimentos S/A (MT)	BOA	OBFR -0.30% (M)	TBD	(30,707)		(215)	9
Harmonic Drive Systems Inc. (MT)	BOA	OBFR -0.13% (M)	TBD	(21,500)		(446)	60
HUTCHMED (China) Limited (MT)	BOA	OBFR -0.65% (M)	TBD	(18,000)		(61)	3
HUTCHMED (China) Limited (MT)	JPM	OBFR -0.30% (M)	TBD	(18,000)		(59)	1
Iberdrola, Sociedad Anonima (MT)	JPM	OBFR +0.00% (M)	TBD	29,700		547	14
IBIDEN Co., Ltd. (MT)	BOA	OBFR -0.10% (M)	TBD	(2,800)		(171)	—
IHI Corporation (MT)	BOA	OBFR -0.10% (M)	TBD	(30,800)		(480)	(96)
Iluka Resources Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(91,934)		(383)	(4)
IMCD N.V. (MT)	BOA	OBFR -0.26% (M)	TBD	(3,901)		(420)	16

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]	Value/ Unrealized Appreciation (Depreciation) ($)
Informatica Inc. (MT)	JPM	OBFR +0.20% (M)	TBD	5,264	130	—
Innolux Corporation (MT)	BOA	OBFR -0.35% (M)	TBD	(1,366,000)	(635)	(15)
International Paper Company (MT)	BOA	OBFR -0.15% (M)	TBD	(29,607)	(1,367)	11
International Paper Company (MT)	JPM	OBFR -0.25% (M)	TBD	(14,838)	(697)	12
International Paper Company (MT)	BOA	OBFR -0.15% (M)	TBD	(44,748)	(2,066)	(9)
iShares iBoxx $ High Yield Corporate Bond ETF (MT)	BOA	OBFR -1.30% (M)	TBD	(30,826)	(2,507)	6
iShares iBoxx $ Investment Grade Corporate Bond ETF (MT)	JPM	OBFR -0.81% (M)	TBD	(32,765)	(3,655)	(2)
Japan Steel Works, Ltd., The (MT)	BOA	OBFR -0.15% (M)	TBD	(12,200)	(702)	(41)
JD Health International Inc. (MT)	BOA	OBFR -0.30% (M)	TBD	(91,950)	(799)	17
JD Sports Fashion PLC (MT)	BOA	OBFR -0.25% (M)	TBD	(507,996)	(598)	(54)
JD Sports Fashion PLC (MT)	JPM	OBFR -0.25% (M)	TBD	(56,619)	(73)	1
JFE Holdings, Inc. (MT)	BOA	OBFR -0.10% (M)	TBD	(18,700)	(238)	3
KADOKAWA Future Publishing Co., Ltd. (MT)	BOA	OBFR -0.14% (M)	TBD	(19,800)	(476)	(6)
Kering (MT)	BOA	OBFR +0.00% (M)	TBD	(7,558)	(2,358)	(167)
KeyCorp (MT)	BOA	OBFR -0.15% (M)	TBD	(57,748)	(1,081)	3
Kobayashi Pharmaceutical Co., Ltd. (MT)	BOA	OBFR -0.10% (M)	TBD	(6,500)	(238)	(1)
Kuaishou Technology (MT)	BOA	OBFR -0.26% (M)	TBD	(79,200)	(754)	(111)
Lamb Weston Holdings, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(1,196)	(69)	—
Lamb Weston Holdings, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(3,491)	(193)	(9)
LG Energy Solution Ltd. (MT)	BOA	OBFR -0.35% (M)	TBD	(1,359)	(341)	2
Li Auto Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(122,600)	(1,572)	(7)
Lululemon Athletica Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(4,428)	(772)	(16)
Lynas Rare Earths Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(30,114)	(285)	(51)
M3, Inc. (MT)	BOA	OBFR -0.10% (M)	TBD	(38,000)	(599)	(19)
Marfrig Global Foods S.A (MT)	JPM	OBFR -12.00% (M)	TBD	(17,182)	(72)	9
Marfrig Global Foods S.A (MT)	BOA	OBFR -0.41% (M)	TBD	(19,886)	(78)	6
Marvell Technology, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(7,483)	(594)	(35)
MatsukiyoCocokara & Co. (MT)	BOA	OBFR -0.25% (M)	TBD	(26,700)	(545)	(1)
Meituan (MT)	BOA	OBFR -0.15% (M)	TBD	(24,400)	(319)	(7)
Mercari, Inc. (MT)	BOA	OBFR -0.25% (M)	TBD	(41,598)	(640)	1
Mercari, Inc. (MT)	JPM	OBFR -0.25% (M)	TBD	(34)	(1)	—
Mineral Resources Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(47,436)	(1,176)	(118)
Mizuho Bank, Ltd. (MT)	BOA	OBFR -0.10% (M)	TBD	(29,800)	(669)	12
MMG Limited (MT)	BOA	OBFR -0.30% (M)	TBD	(932,000)	(705)	(104)
Molina Healthcare, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(5,528)	(1,005)	(52)
Molson Coors Beverage Company (MT)	BOA	OBFR -0.15% (M)	TBD	(41,947)	(1,890)	(6)
Natura Cosmeticos S.A. (MT)	BOA	OBFR -0.40% (M)	TBD	(45,201)	(79)	—
Natura Cosmeticos S.A. (MT)	JPM	OBFR -5.05% (M)	TBD	(2,390)	(4)	—
Nec Corporation (MT)	BOA	OBFR -0.10% (M)	TBD	(35,100)	(1,108)	(20)
Neste Oyj (MT)	BOA	OBFR -0.26% (M)	TBD	(30,935)	(585)	17
NEXTDC Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(14,518)	(158)	(5)
NIKE, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(6,593)	(469)	8
Nippon Express Co., Ltd. (MT)	BOA	OBFR -0.25% (M)	TBD	(1,000)	(23)	(9)
Norfolk Southern Corporation (MT)	BOA	OBFR -0.15% (M)	TBD	(4,034)	(1,174)	(37)
Northern Star Resources Ltd (MT)	JPM	OBFR -0.25% (M)	TBD	(90,756)	(1,218)	(233)
Norwegian Cruise Line Holdings Ltd. (MT)	BOA	OBFR -0.15% (M)	TBD	(72,209)	(1,833)	56
Novozymes A/S (MT)	BOA	OBFR -0.26% (M)	TBD	(16,943)	(1,020)	(19)
NU Holdings Ltd. (MT)	BOA	OBFR -0.15% (M)	TBD	(57,601)	(938)	17
Occidental Petroleum Corporation (MT)	BOA	OBFR -0.15% (M)	TBD	(11,823)	(541)	(20)
Oji Holdings Corporation (MT)	BOA	OBFR -0.15% (M)	TBD	(50,600)	(283)	—
Ono Pharmaceutical Co., Ltd. (MT)	BOA	OBFR -0.13% (M)	TBD	(56,500)	(656)	(10)
Orlen S A (MT)	BOA	OBFR -0.50% (M)	TBD	(22,530)	(512)	(24)
Packaging Corporation of America (MT)	BOA	OBFR -0.15% (M)	TBD	(5,931)	(1,263)	(35)
Paramount Skydance Corporation (MT)	JPM	OBFR +0.00% (M)	TBD	5,333	87	14
Pernod Ricard (MT)	BOA	OBFR -0.26% (M)	TBD	(11,915)	(1,218)	46
Pool Corporation (MT)	BOA	OBFR -0.15% (M)	TBD	(3,031)	(946)	7
POSCO Future M Co., Ltd. (MT)	BOA	OBFR -11.00% (M)	TBD	(1,803)	(183)	(3)
POSCO Future M Co., Ltd. (MT)	JPM	OBFR -18.00% (M)	TBD	(2,324)	(222)	(19)
Postal Savings Bank of China Co., Ltd. (MT)	BOA	OBFR -0.30% (M)	TBD	(1,506,000)	(1,070)	15
Power Corporation of Canada (MT)	JPM	OBFR -0.25% (M)	TBD	(3,584)	(150)	(6)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]	Value/ Unrealized Appreciation (Depreciation) ($)
Prio S.A. (MT)	BOA	OBFR -0.30% (M)	TBD	(66,720)	(476)	(1)
Provident Financial Services, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(7,913)	(157)	5
Puma SE (MT)	BOA	OBFR -0.26% (M)	TBD	(15,723)	(398)	7
Quanta Services, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(1,389)	(552)	(24)
Rakuten Group, Inc. (MT)	JPM	OBFR -0.25% (M)	TBD	(99)	(1)	—
Rasan Information Technology Company (MT)	JPM	OBFR +0.75% (M)	TBD	16,522	417	34
Restaurant Brands International Limited Partnership (MT)	BOA	OBFR -0.20% (M)	TBD	(37,799)	(2,445)	3
Revvity, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(8,106)	(697)	(13)
Ryohin Keikaku Co., Ltd. (MT)	BOA	OBFR -0.11% (M)	TBD	(34,800)	(701)	9
Sandoz Group AG (MT)	BOA	OBFR -0.26% (M)	TBD	(14,271)	(866)	17
Sapporo Holdings Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(6,800)	(341)	2
Sartorius Stedim Biotech (MT)	JPM	OBFR -0.26% (M)	TBD	(1,635)	(334)	3
Sasol (MT)	JPM	OBFR -0.40% (M)	TBD	(91,196)	(652)	83
SATS Ltd. (MT)	JPM	OBFR -0.30% (M)	TBD	(87,200)	(223)	(6)
SBI Holdings, Inc. (MT)	BOA	OBFR -1.00% (M)	TBD	(10,800)	(475)	4
Seatrium Limited (MT)	BOA	OBFR -1.50% (M)	TBD	(272,700)	(497)	(6)
Seatrium Limited (MT)	JPM	OBFR -1.25% (M)	TBD	(153,800)	(282)	(1)
Sembcorp Industries Ltd (MT)	BOA	OBFR -0.30% (M)	TBD	(42,800)	(201)	1
Sembcorp Industries Ltd (MT)	JPM	OBFR -0.30% (M)	TBD	(36,700)	(175)	4
ServisFirst Bancshares, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(1,904)	(165)	12
SGH Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(13,998)	(455)	(13)
Sharp Corporation (MT)	JPM	OBFR -0.47% (M)	TBD	(45,400)	(269)	15
Sharp Corporation (MT)	BOA	OBFR -1.34% (M)	TBD	(9,200)	(53)	2
Sigma Healthcare Ltd (MT)	JPM	OBFR -0.25% (M)	TBD	(133,966)	(265)	1
SMG Swiss Marketplace Group Holding AG (MT)	JPM	OBFR +0.26% (M)	TBD	455	26	—
Smurfit Westrock Public Limited Company (MT)	BOA	OBFR -0.15% (M)	TBD	(37,638)	(1,634)	33
Solventum Corporation (MT)	BOA	OBFR -0.15% (M)	TBD	(3,928)	(290)	3
Starbucks Corporation (MT)	BOA	OBFR -0.15% (M)	TBD	(5,323)	(454)	4
SUMCO Corporation (MT)	BOA	OBFR -0.25% (M)	TBD	(49,200)	(525)	(3)
Super Micro Computer, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(28,202)	(1,322)	(29)
Swatch Group AG, The (MT)	JPM	OBFR -0.30% (M)	TBD	(667)	(124)	(2)
Swatch Group AG, The (MT)	BOA	OBFR -0.30% (M)	TBD	(3,132)	(600)	8
Synopsys, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(4,151)	(2,124)	77
Talabat Holding PLC (MT)	JPM	OBFR +0.75% (M)	TBD	820,142	272	(23)
Target Corporation (MT)	BOA	OBFR -0.15% (M)	TBD	(17,223)	(1,494)	(50)
Teledyne Technologies Incorporated (MT)	BOA	OBFR -0.15% (M)	TBD	(2,365)	(1,344)	(41)
Teleperformance SE (MT)	BOA	OBFR -0.26% (M)	TBD	(4,524)	(334)	(4)
Temenos AG (MT)	BOA	OBFR -0.26% (M)	TBD	(9,282)	(753)	4
Toyota Industries Corporation (MT)	BOA	OBFR -0.10% (M)	TBD	(4,300)	(484)	1
Treasury Wine Estates Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(13,768)	(69)	(9)
Truist Financial Corporation (MT)	BOA	OBFR -0.15% (M)	TBD	(6,571)	(298)	(2)
UNIZO Holdings Company, Limited (MT)	BOA	OBFR -0.15% (M)	TBD	(21,100)	(1,165)	56
Vanguard Intermediate-Term Corporate Bond ETF (MT)	JPM	OBFR -0.15% (M)	TBD	(30,290)	(2,549)	(3)
Warner Bros. Discovery, Inc. (MT)	JPM	OBFR +0.20% (M)	TBD	2,245	43	1
Wise PLC (MT)	BOA	OBFR -0.25% (M)	TBD	(17,390)	(250)	9
Xinyi Glass Holdings Limited (MT)	BOA	OBFR -0.30% (M)	TBD	(245,292)	(271)	(18)
Xinyi Glass Holdings Limited (MT)	JPM	OBFR -0.75% (M)	TBD	(39,746)	(44)	(2)
Yakult Honsha Co., Ltd. (MT)	BOA	OBFR -0.10% (M)	TBD	(31,400)	(523)	4
Zealand Pharma A/S (MT)	BOA	OBFR -0.26% (M)	TBD	(4,947)	(348)	(13)
Zensho Holdings Co., Ltd. (MT)	BOA	OBFR -0.11% (M)	TBD	(5,800)	(384)	4
						(846)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL/BlackRock Global Allocation Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
Equity
iShares Broad USD High Yield Corporate Bond ETF (A)	SOFR +0.25% (A)	BNP	12/19/25	970	—	(1)
iShares iBoxx $ High Yield Corporate Bond ETF (A)	SOFR -0.25% (A)	BNP	12/19/25	7,167	—	(12)
iShares iBoxx $ High Yield Corporate Bond ETF (A)	SOFR -0.10% (A)	GSC	12/19/25	3,505	—	(6)
iShares Broad USD High Yield Corporate Bond ETF (A)	SOFR +0.20% (A)	JPM	12/19/25	3,986	—	(5)
iShares iBoxx $ High Yield Corporate Bond ETF (Q)	SOFR -0.15% (Q)	JPM	12/19/25	8,781	—	12
iShares iBoxx $ High Yield Corporate Bond ETF (A)	SOFR -0.20% (A)	JPM	12/19/25	5,956	—	(11)
					—	(23)
Index
Citi EQ US 1W Volatility Carry Index‡ (Q)	OBFR +0.00% (Q)	BOA	12/19/25	205	—	(15)
Deutsche Bank Variable Notional Long-Short Credit Index (Q)	Fixed Rate of +0.00% (Q)	DUB	12/19/25	130	—	2
Goldman Sachs Rate Volatility Index‡ (Q)	Fixed Rate of +0.00% (Q)	GSC	12/19/25	117	—	(6)
Goldman Sachs Systematic Equity Skew Index‡ (Q)	Fixed Rate of +0.00% (Q)	GSC	12/19/25	87	—	(7)
J.P. Morgan Emerging Market FX Volatility Index‡ (Q)	Fixed Rate of +0.00% (Q)	JPM	12/19/25	133	—	2
					—	(24)
Total return swap agreements - paying return
Equity
iShares iBoxx $ Investment Grade Corporate Bond ETF (Q)	SOFR -0.69% (A)	GSC	12/19/25	(11,372)	—	36
iShares iBoxx $ Investment Grade Corporate Bond ETF (Q)	SOFR -0.50% (A)	JPM	12/19/25	(7,850)	—	25
					—	61

‡Total Return Swap fair valued in good faith in accordance with the procedures approved by the JNL Series Trust’s Board of Trustees and classified as Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See “Fair Value Measurements” in the Notes to Schedules of Investments.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/BlackRock Global Allocation Fund
Assets - Securities
Common Stocks	1,252,691	385,004	805	1,638,500
Corporate Bonds And Notes	—	270,878	4,010	274,888
Non-U.S. Government Agency Asset-Backed Securities	—	171,644	—	171,644
Government And Agency Obligations	—	139,361	—	139,361
Senior Floating Rate Instruments	—	128,900	6,201	135,101
Investment Companies	78,769	—	—	78,769
Preferred Stocks	5,641	715	—	6,356
Warrants	30	—	—	30
Rights	—	—	20	20
Short Term Investments	207,713	1,246	—	208,959
	1,544,844	1,097,748	11,036	2,653,628
Assets - Investments in Other Financial Instruments[1]
OTC Purchased Barrier Options	—	10	—	10
Futures Contracts	6,508	751	—	7,259
Centrally Cleared Interest Rate Swap Agreements	—	42,134	—	42,134
Centrally Cleared Credit Default Swap Agreements	—	937	—	937
Exchange Traded Purchased Options	11,493	—	—	11,493
OTC Purchased Options	—	626	—	626
Open Forward Foreign Currency Contracts	—	1,870	—	1,870
OTC Interest Rate Swap Agreements	—	27	—	27
OTC Credit Default Swap Agreements	—	177	—	177
OTC Contracts for Difference	—	1,528	—	1,528
OTC Total Return Swap Agreements	—	75	2	77
	18,001	48,135	2	66,138

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/BlackRock Global Allocation Fund (continued)
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(6,285)	—	—	(6,285)
Centrally Cleared Interest Rate Swap Agreements	—	(3,728)	—	(3,728)
Centrally Cleared Credit Default Swap Agreements	—	(154)	—	(154)
Exchange Traded Written Options	(8,627)	—	—	(8,627)
OTC Written Options	—	(1,238)	—	(1,238)
Open Forward Foreign Currency Contracts	—	(2,725)	—	(2,725)
OTC Interest Rate Swap Agreements	—	(1,597)	—	(1,597)
OTC Credit Default Swap Agreements	—	(327)	—	(327)
OTC Contracts for Difference	—	(2,374)	—	(2,374)
OTC Total Return Swap Agreements	—	(35)	(28)	(63)
	(14,912)	(12,178)	(28)	(27,118)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL/BlackRock Global Natural Resources Fund
COMMON STOCKS 98.3%
United States of America 39.4%
Bunge Global SA	175	14,218
Chevron Corporation	238	36,978
Corteva, Inc.	492	33,287
Deere & Company	21	9,832
EOG Resources, Inc.	115	12,885
EQT Corporation	148	8,061
Exxon Mobil Corporation	431	48,610
Freeport-McMoRan Inc.	379	14,862
Graphic Packaging Holding Company	275	5,380
HF Sinclair Corporation	142	7,427
Mosaic Company, The	695	24,095
Newmont Corporation	430	36,248
Packaging Corporation of America	103	22,382
Permian Resources Corporation - Class A	379	4,854
TechnipFMC PLC	146	5,751
Williams Companies, Inc., The	123	7,786
		292,656
Canada 21.6%
Barrick Mining Corporation	760	24,889
Kinross Gold Corporation	555	13,801
Nutrien Ltd.	556	32,625
Red Lake Madsen Mine Ltd. (a) (b)	427	—
Suncor Energy Inc.	584	24,448
Teck Resources Limited - Class B	306	13,428
Wheaton Precious Metals Corp.	456	50,991
		160,182
United Kingdom 15.2%
Anglo American PLC	900	33,871
Mondi PLC	553	7,618
Rio Tinto PLC	226	14,887
Shell PLC - Class A	1,569	56,127
		112,503
Ireland 5.1%
CRH Public Limited Company	96	11,544
Smurfit Westrock Public Limited Company	613	26,080
		37,624
Brazil 3.7%
Vale S.A. - ADR	2,543	27,614
Switzerland 2.8%
Glencore PLC	4,459	20,500
South Africa 2.1%
AngloGold Ashanti PLC	108	7,577
Valterra Platinum	113	8,075
		15,652
Norway 1.8%
Norsk Hydro ASA	1,996	13,594
Luxembourg 1.7%
ArcelorMittal - ADR (c)	350	12,642
Zambia 1.3%
First Quantum Minerals Ltd (a)	430	9,727
Finland 1.1%
UPM-Kymmene Oyj	311	8,518
Denmark 1.1%
Novozymes A/S - Class B	128	7,877
Germany 0.9%
Heidelberg Materials AG	29	6,671
Democratic Republic of the Congo 0.5%
Ivanhoe Mines Ltd - Class A (a)	360	3,819
Russian Federation 0.0%
Public Joint Stock Company Gazprom (a) (b) (d)	5,692	—
Public Joint Stock Company Polyus (a) (b) (d)	106	—
Total Common Stocks (cost $658,797)		729,579
SHORT TERM INVESTMENTS 1.7%
Investment Companies 1.7%
JNL Government Money Market Fund - Class I, 4.04% (e) (f)	12,914	12,914
Total Short Term Investments (cost $12,914)		12,914
Total Investments 100.0% (cost $671,711)		742,493
Other Assets and Liabilities, Net 0.0%		92
Total Net Assets 100.0%		742,585

(a) Non-income producing security.

(b) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(c) All or a portion of the security was on loan as of September 30, 2025.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL/BlackRock Global Natural Resources Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.04% - Class I	22,076	343,270	352,432	386	—	—	12,914	1.7
JNL Government Money Market Fund, 4.14% - Class SL	71	211,265	211,336	147	—	—	—	—
	22,147	554,535	563,768	533	—	—	12,914	1.7

JNL/BlackRock Global Natural Resources Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Public Joint Stock Company Gazprom	11/23/21	25,117	—	—
Public Joint Stock Company Polyus	06/10/20	15,311	—	—
		40,428	—	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/BlackRock Global Natural Resources Fund
Assets - Securities
Common Stocks	551,841	177,738	—	729,579
Short Term Investments	12,914	—	—	12,914
	564,755	177,738	—	742,493

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL/BlackRock Large Cap Select Growth Fund
COMMON STOCKS 100.3%
Information Technology 53.0%
Amphenol Corporation - Class A	297	36,781
Apple Inc.	1,238	315,311
AppLovin Corporation - Class A (a)	180	129,227
ASM International N.V.	62	37,292
ASML Holding N.V. - ADR	28	27,196
Broadcom Inc.	954	314,780
Cadence Design Systems, Inc. (a)	265	93,099
Corning Incorporated	365	29,952
Fair Isaac Corporation (a)	12	18,517
Intuit Inc.	202	138,133
Microsoft Corporation	949	491,629
NVIDIA Corporation	3,503	653,592
Oracle Corporation	231	64,966
Shopify Inc. - Class A (a)	212	31,436
Snowflake Inc. - Class A (a)	88	19,750
Taiwan Semiconductor Manufacturing Company Limited - ADR	391	109,284
		2,510,945
Consumer Discretionary 15.3%
Amazon.com, Inc. (a)	1,754	385,193
Carvana Co. - Class A (a)	200	75,588
Ferrari N.V.	185	89,752
Hilton Worldwide Holdings Inc.	193	50,155
Tesla Inc. (a)	279	124,273
		724,961
Communication Services 12.0%
Former Charter Communications Parent, Inc. - Class A (a)	11	3,004
Meta Platforms, Inc. - Class A	414	304,212
Netflix, Inc. (a)	127	151,593
Spotify Technology S.A. (a)	155	108,069
		566,878
Financials 8.8%
Adyen N.V. (a) (b)	36	57,155
Blue Owl Capital Inc. - Class A	1,972	33,391
KKR & Co. Inc. - Class A	725	94,221
S&P Global Inc.	103	49,951
Visa Inc. - Class A	533	181,952
		416,670
Health Care 5.9%
Boston Scientific Corporation (a)	505	49,251
Danaher Corporation	170	33,635
Eli Lilly and Company	160	122,406
Intuitive Surgical, Inc. (a)	160	71,416
		276,708
Industrials 4.3%
Axon Enterprise, Inc. (a)	95	67,911
Howmet Aerospace Inc.	289	56,765
Trane Technologies Public Limited Company	64	27,105
TransDigm Group Incorporated	21	27,677
Vertiv Holdings Co - Class A	159	24,002
		203,460
Real Estate 0.6%
CoStar Group, Inc. (a)	353	29,743
Materials 0.4%
Sherwin-Williams Company, The	50	17,273
Total Common Stocks (cost $2,582,824)		4,746,638
SHORT TERM INVESTMENTS 0.1%
Investment Companies 0.1%
JNL Government Money Market Fund - Class I, 4.04% (c) (d)	6,666	6,666
Total Short Term Investments (cost $6,666)		6,666
Total Investments 100.4% (cost $2,589,490)		4,753,304
Other Assets and Liabilities, Net (0.4)%		(18,535)
Total Net Assets 100.0%		4,734,769

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL/BlackRock Large Cap Select Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.04% - Class I	19,634	439,420	452,388	288	—	—	6,666	0.1
JNL Government Money Market Fund, 4.14% - Class SL	—	115,209	115,209	38	—	—	—	—
	19,634	554,629	567,597	326	—	—	6,666	0.1

JNL/BlackRock Large Cap Select Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen N.V.	07/17/25	63,339	57,155	1.2

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/BlackRock Large Cap Select Growth Fund
Assets - Securities
Common Stocks	4,652,191	94,447	—	4,746,638
Short Term Investments	6,666	—	—	6,666
	4,658,857	94,447	—	4,753,304

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL/Causeway International Value Select Fund
COMMON STOCKS 96.3%
United Kingdom 28.8%
AstraZeneca PLC	537	82,211
Barclays PLC	15,926	81,654
BP P.L.C.	8,979	51,522
British American Tobacco P.L.C.	480	25,476
Diageo PLC	2,019	48,276
GSK PLC	2,236	47,927
National Grid PLC	3,248	46,568
NatWest Group PLC	2,642	18,568
Prudential Public Limited Company	2,843	39,740
Reckitt Benckiser Group PLC	1,156	89,004
Relx PLC	792	37,942
Rolls-Royce Holdings PLC	5,396	86,657
SEGRO Public Limited Company	3,100	27,298
Smith & Nephew PLC	1,087	19,708
Smiths Group PLC	215	6,819
Standard Chartered PLC	1,271	24,620
The Berkeley Group Holdings PLC	408	21,052
		755,042
France 18.9%
Alstom (a)	3,708	96,864
BNP Paribas	591	54,121
Capgemini	284	41,285
Compagnie de Saint-Gobain	534	57,880
Kering	442	147,891
LVMH Moet Hennessy Louis Vuitton	25	15,154
Sanofi	513	48,372
Societe Generale	503	33,425
		494,992
Japan 10.9%
FANUC Corporation	1,942	56,014
Murata Manufacturing Co., Ltd.	2,502	47,548
Nintendo Co., Ltd.	148	12,791
Renesas Electronics Corporation	6,256	72,040
SMC Corporation	171	52,305
Sompo Holdings, Inc.	1,032	31,939
Sumitomo Mitsui Financial Group, Inc.	485	13,621
		286,258
Germany 7.7%
Deutsche Bank Aktiengesellschaft - Class N	900	31,883
Deutsche Telekom AG - Class N	1,421	48,478
E.ON SE - Class N	795	15,001
Infineon Technologies AG - Class N	1,347	52,752
SAP SE	198	53,059
		201,173
Netherlands 7.2%
Akzo Nobel N.V.	833	59,619
Heineken N.V.	567	44,413
ING Groep N.V.	1,361	35,509
Koninklijke Philips N.V.	1,847	50,344
		189,885
South Korea 5.1%
Samsung Electronics Co., Ltd.	1,581	94,936
Samsung Fire & Marine Insurance Co., Ltd.	47	14,966
Shinhan Financial Group Co., Ltd.	484	24,428
		134,330
Canada 3.0%
Barrick Mining Corporation	863	28,335
Canadian Pacific Kansas City Limited (b)	692	51,553
		79,888
Italy 2.9%
ENEL - SPA	3,108	29,506
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A.	614	46,740
		76,246
Belgium 2.4%
Anheuser-Busch InBev	674	40,277
Syensqo	289	23,334
		63,611
United States of America 2.0%
Carnival Corporation (a)	1,839	53,176
China 1.5%
Tencent Holdings Limited	457	38,882
Denmark 1.5%
Novo Nordisk A/S - Class B	692	38,240
Sweden 1.0%
Hexagon Aktiebolag - Class B	2,166	25,860
Singapore 1.0%
United Overseas Bank Limited	953	25,595
Switzerland 0.8%
Glencore PLC	4,649	21,369
Ireland 0.7%
Smurfit Westrock Public Limited Company	429	18,246
Luxembourg 0.7%
ArcelorMittal	485	17,528
Greece 0.2%
Eurobank Ergasias Services And Holdings S.A. - Class R	1,744	6,742
Total Common Stocks (cost $2,089,447)		2,527,063
PREFERRED STOCKS 2.6%
Switzerland 2.6%
Roche Holding AG	203	67,442
Total Preferred Stocks (cost $60,320)		67,442
SHORT TERM INVESTMENTS 1.6%
Securities Lending Collateral 1.2%
JNL Government Money Market Fund - Class SL, 4.14% (c) (d)	31,009	31,009
Investment Companies 0.4%
JNL Government Money Market Fund - Class I, 4.04% (c) (d)	10,442	10,442
Total Short Term Investments (cost $41,451)		41,451
Total Investments 100.5% (cost $2,191,218)		2,635,956
Other Assets and Liabilities, Net (0.5)%		(12,651)
Total Net Assets 100.0%		2,623,305

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2025.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL/Causeway International Value Select Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.04% - Class I	9,333	450,239	449,130	1,167	—	—	10,442	0.4
JNL Government Money Market Fund, 4.14% - Class SL	10,658	120,855	100,504	224	—	—	31,009	1.2
	19,991	571,094	549,634	1,391	—	—	41,451	1.6

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL/Causeway International Value Select Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/HKD	SSB	10/03/25	HKD	(11,043)	(1,419)	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Causeway International Value Select Fund
Assets - Securities
Common Stocks	151,310	2,375,753	—	2,527,063
Preferred Stocks	—	67,442	—	67,442
Short Term Investments	41,451	—	—	41,451
	192,761	2,443,195	—	2,635,956
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL/ClearBridge Large Cap Growth Fund
COMMON STOCKS 99.0%
Information Technology 44.7%
Apple Inc.	379	96,456
ASML Holding N.V. - ADR	28	26,894
Broadcom Inc.	86	28,225
Datadog, Inc. - Class A (a)	59	8,387
Fair Isaac Corporation (a)	5	6,884
Intuit Inc.	51	34,875
Marvell Technology, Inc.	159	13,367
Microsoft Corporation	253	130,849
NVIDIA Corporation	1,089	203,141
Oracle Corporation	105	29,586
Palo Alto Networks, Inc. (a)	199	40,580
Salesforce, Inc.	58	13,785
ServiceNow, Inc. (a)	11	10,307
Synopsys, Inc. (a)	53	25,953
Taiwan Semiconductor Manufacturing Company Limited - ADR	96	26,764
		696,053
Communication Services 13.3%
Alphabet Inc. - Class A	173	41,982
Meta Platforms, Inc. - Class A	142	104,430
Netflix, Inc. (a)	51	61,463
		207,875
Consumer Discretionary 13.0%
Airbnb, Inc. - Class A (a)	175	21,243
Amazon.com, Inc. (a)	549	120,459
Chipotle Mexican Grill, Inc. (a)	78	3,065
Starbucks Corporation	205	17,372
Tesla Inc. (a)	89	39,679
		201,818
Industrials 8.8%
Airbus SE - ADR	370	21,548
Eaton Corporation Public Limited Company	94	34,980
Parker-Hannifin Corporation	8	6,369
RTX Corporation	130	21,812
Uber Technologies, Inc. (a)	270	26,480
W.W. Grainger, Inc.	26	25,111
		136,300
Financials 8.0%
Marsh & Mclennan Companies, Inc.	86	17,347
PayPal Holdings, Inc. (a)	312	20,891
S&P Global Inc.	41	19,936
Visa Inc. - Class A	197	67,144
		125,318
Health Care 6.3%
Intuitive Surgical, Inc. (a)	71	31,499
Stryker Corporation	62	23,042
Thermo Fisher Scientific Inc.	48	23,462
Vertex Pharmaceuticals Incorporated (a)	50	19,660
		97,663
Materials 2.5%
Linde Public Limited Company	32	15,295
Sherwin-Williams Company, The	68	23,563
		38,858
Real Estate 1.2%
Equinix, Inc.	25	19,408
Consumer Staples 1.2%
Monster Beverage 1990 Corporation (a)	275	18,537
Total Common Stocks (cost $815,864)		1,541,830
SHORT TERM INVESTMENTS 0.5%
Investment Companies 0.5%
JNL Government Money Market Fund - Class I, 4.04% (b) (c)	8,589	8,589
Total Short Term Investments (cost $8,589)		8,589
Total Investments 99.5% (cost $824,453)		1,550,419
Other Assets and Liabilities, Net 0.5%		7,400
Total Net Assets 100.0%		1,557,819

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL/ClearBridge Large Cap Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.04% - Class I	8,912	234,403	234,726	473	—	—	8,589	0.6
JNL Government Money Market Fund, 4.14% - Class SL	—	27,946	27,946	11	—	—	—	—
	8,912	262,349	262,672	484	—	—	8,589	0.6

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/ClearBridge Large Cap Growth Fund
Assets - Securities
Common Stocks	1,541,830	—	—	1,541,830
Short Term Investments	8,589	—	—	8,589
	1,550,419	—	—	1,550,419

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL/Cohen & Steers U.S. Realty Fund
COMMON STOCKS 98.8%
Real Estate 96.7%
Agree Realty Corporation	21	1,459
American Homes 4 Rent - Class A	38	1,275
American Tower Corporation	31	5,986
Americold Realty Trust, Inc.	18	224
BXP, Inc.	22	1,653
Caretrust REIT, Inc.	33	1,132
Crown Castle Inc.	64	6,134
Digital Realty Trust, Inc.	39	6,647
Equinix, Inc.	3	2,647
Equity Lifestyle Properties, Inc.	11	639
Equity Residential	9	607
Essex Property Trust, Inc.	10	2,627
Extra Space Storage Inc.	23	3,272
Healthcare Realty Trust Incorporated - Class A	94	1,700
Highwoods Properties, Inc.	37	1,176
Host Hotels & Resorts, Inc.	136	2,322
Hudson Pacific Properties, Inc. (a)	87	239
Invitation Homes Inc.	97	2,848
Iron Mountain Incorporated	27	2,764
Kilroy Realty Corporation (b)	18	749
Kimco Realty OP, LLC	76	1,666
Kite Realty Naperville, LLC	36	812
Lamar Advertising Company - Class A	3	393
Omega Healthcare Investors, Inc.	30	1,275
OUTFRONT Media Inc.	25	450
ProLogis Inc.	46	5,242
Public Storage Operating Company	6	1,719
Realty Income Corporation	22	1,332
SBA Communications Corporation - Class A	9	1,763
Simon Property Group, Inc.	14	2,688
Sun Communities, Inc.	18	2,333
UDR, Inc.	44	1,649
VICI Properties Inc.	29	954
Welltower Inc.	56	9,911
Weyerhaeuser Company	83	2,057
		80,344
Consumer Discretionary 1.8%
Boyd Gaming Corporation	6	535
Caesars Entertainment, Inc. (a)	36	959
		1,494
Health Care 0.3%
PACS Group, Inc. (a)	16	218
Total Common Stocks (cost $84,018)		82,056
WARRANTS 0.5%
Hudson Pacific Properties, Inc. (a) (c)	153	419
Total Warrants (cost $339)		419
SHORT TERM INVESTMENTS 0.1%
Investment Companies 0.1%
JNL Government Money Market Fund - Class I, 4.04% (d) (e)	75	75
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 4.14% (d) (e)	26	26
Total Short Term Investments (cost $101)		101
Total Investments 99.4% (cost $84,458)		82,576
Other Assets and Liabilities, Net 0.6%		487
Total Net Assets 100.0%		83,063

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2025.

(c) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL/Cohen & Steers U.S. Realty Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.04% - Class I	978	23,944	24,847	17	—	—	75	0.1
JNL Government Money Market Fund, 4.14% - Class SL	—	26	—	—	—	—	26	—
	978	23,970	24,847	17	—	—	101	0.1

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Cohen & Steers U.S. Realty Fund
Assets - Securities
Common Stocks	82,056	—	—	82,056
Warrants	—	419	—	419
Short Term Investments	101	—	—	101
	82,157	419	—	82,576

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL/DFA International Core Equity Fund
COMMON STOCKS 97.8%
Japan 21.7%
Advantest Corporation	11	1,115
AEON Co., Ltd.	29	348
Ain Holdings Inc.	3	137
Ajinomoto Co., Inc.	10	296
Aozora Bank, Ltd. (a)	35	543
Asahi Group Holdings, Ltd.	40	475
ASICS Corporation	19	508
Astellas Pharma Inc. (a)	82	888
Bandai Namco Holdings Inc.	8	276
Baycurrent Inc.	4	235
Bridgestone Corporation	14	629
Canon Inc.	19	564
Capcom Co., Ltd.	11	289
Central Japan Railway Company	6	158
Chubu Electric Power Co., Ltd.	13	174
Chugai Pharmaceutical Co., Ltd.	7	302
Concordia Financial Group, Ltd.	70	534
Cosmo Energy Holdings Co., Ltd.	23	554
Daifuku Co., Ltd.	8	266
Dai-ichi Life Holdings, Inc.	85	669
Daiichi Sankyo Company, Limited	10	222
Daikin Industries, Ltd.	3	370
Daito Trust Construction Co., Ltd.	9	188
Daiwa House Industry Co., Ltd.	12	431
Daiwa Securities Group Inc. (a)	30	241
Daiwabo Holdings Co., Ltd.	46	926
DENSO Corporation	24	342
DIC Corporation	35	858
DISCO Corporation	2	470
DOWA Holdings Co., Ltd.	56	2,058
East Japan Railway Company	7	159
EBARA Corporation	22	502
Eisai Co., Ltd.	7	236
ENEOS Holdings, Inc.	163	1,032
EXEO Group, Inc.	85	1,236
FANUC Corporation	2	69
Fast Retailing Co., Ltd.	2	455
Fuji Corporation Co., Ltd.	29	520
Fuji Electric Co., Ltd.	4	248
FUJIFILM Holdings Corporation	9	226
Fujikura Ltd.	8	744
Fujitsu Limited	17	400
Hamamatsu Photonics K.K.	53	568
Hankyu Hanshin Holdings, Inc.	8	221
HASEKO Corporation	37	624
Hitachi, Ltd.	62	1,640
Honda Motor Co., Ltd. - ADR (a)	1	23
Honda Motor Co., Ltd. (a)	51	525
HOYA Corporation	4	499
Idemitsu Kosan Co., Ltd.	48	329
IHI Corporation	32	587
Inpex Corporation	91	1,653
Isuzu Motors Limited	47	594
ITOCHU Corporation	8	467
J.Front Retailing Co., Ltd.	22	360
Japan Airlines Co., Ltd.	6	119
Japan Airport Terminal Co., Ltd.	21	653
Japan Exchange Group, Inc.	30	335
Japan Post Bank Co., Ltd.	17	210
Japan Post Holdings Co., Ltd.	16	163
Japan Tobacco Inc.	12	382
JEOL Ltd.	21	726
Kaga Electronics Co., Ltd.	3	72
Kajima Corporation	5	134
Kanematsu Corporation	28	579
Kao Corporation	10	414
Kawasaki Heavy Industries, Ltd.	6	423
KDDI Corporation	42	666
Keio Corporation (a)	2	39
Keyence Corporation	1	224
Kikkoman Corporation (a)	28	235
Kintetsu Group Holdings Co., Ltd (a)	21	440
Kirin Holdings Company, Limited	12	182
Koei Tecmo Holdings Co., Ltd.	8	100
Komatsu Ltd.	10	349
Konami Group Corporation	2	289
Konica Minolta, Inc.	250	891
Kubota Corporation	31	391
Kurita Water Industries Ltd.	7	249
KYOCERA Corporation	35	463
Kyushu Electric Power Co., Inc.	22	216
Lasertec Co., Ltd.	2	330
LINEYahoo! Corporation	35	114
Lion Corporation	27	284
LIXIL Corporation	63	779
Mabuchi Motor Co., Ltd.	68	1,187
Makita Corporation	5	165
Marubeni Corporation	14	337
MARUWA Co., Ltd.	1	286
MatsukiyoCocokara & Co.	4	73
Mebuki Financial Group Inc.	147	937
Meiji Holdings Co., Ltd.	6	129
Mercari, Inc. (b)	74	1,136
Minebeamitsumi Inc.	59	1,119
MIRAIT ONE Corporation	14	269
Mitsubishi Chemical Group Corporation	110	634
Mitsubishi Corporation	29	700
Mitsubishi Electric Corporation	9	232
Mitsubishi Estate Co., Ltd.	10	223
Mitsubishi Heavy Industries, Ltd.	22	579
Mitsubishi Logistics Corporation	31	251
Mitsubishi Materials Corporation	87	1,638
Mitsubishi UFJ Financial Group, Inc.	76	1,222
Mitsui & Co., Ltd.	17	413
Mitsui E&S Co., Ltd.	8	230
Mitsui Fudosan Co., Ltd.	17	183
Mitsui Mining & Smelting Co., Ltd.	21	1,615
Mitsui O.S.K. Lines, Ltd.	8	240
Mizuho Financial Group, Inc.	22	725
MonotaRO Co., Ltd.	4	57
MS&AD Insurance Group Holdings, Inc.	28	632
Murata Manufacturing Co., Ltd.	12	236
Nagase & Co., Ltd.	57	1,235
Nagoya Railroad Co., Ltd.	13	160
Nec Corporation	9	276
Nidec Corporation	14	240
Nifco Inc.	37	1,116
Nihon M&A Center Holdings Inc.	10	51
Nintendo Co., Ltd.	2	164
Nippon Express Co., Ltd.	34	763
Nippon Gas Co., Ltd.	73	1,370
Nippon Paint Holdings Co., Ltd.	21	143
Nippon Sanso Holdings Corporation	2	57
Nippon Steel Corporation	79	327
Nippon Telegraph and Telephone Corporation	213	223
Nippon Yusen Kabushiki Kaisha	18	601
Nipro Corporation	12	119
Nissan Chemical Corporation	16	567
Nissan Motor Co., Ltd. (a) (b)	64	158
Nissin Food Holdings Co., Ltd. (a)	2	38
Niterra Co., Ltd.	3	116
Nitori Holdings Co., Ltd.	18	339
Nitto Denko Corporation	24	569
Nomura Holdings, Inc.	52	378
Nomura Holdings, Inc. - ADR (a)	4	28
Nomura Research Institute, Ltd.	6	242
OBIC Business Consultants Co., Ltd.	1	31
OBIC Co., Ltd.	4	139
Olympus Corporation	45	564
OMRON Corporation	2	50
Ono Pharmaceutical Co., Ltd.	4	44
Oriental Land Co., Ltd.	7	171
ORIX Corporation	18	478
Otsuka Holdings Co., Ltd.	7	346
Pan Pacific International Holdings Corporation	37	240
Panasonic Holdings Corporation	41	443

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Pigeon Corporation	46	553
Rakuten Bank, Ltd. (b)	1	78
Rakuten Group, Inc. (b)	40	259
Recruit Holdings Co., Ltd.	13	681
Renesas Electronics Corporation	29	329
Resona Holdings, Inc.	34	351
Resonac Graphite America Inc.	59	2,006
Ryohin Keikaku Co., Ltd.	4	76
Sankyu Co., Ltd.	6	312
Santen Pharmaceutical Co., Ltd.	159	1,765
Sapporo Holdings Limited	12	599
Sawai Group Holdings Co., Ltd.	19	263
SBI Holdings, Inc.	6	248
SCREEN Holdings Co., Ltd. (a)	2	137
SCSK Corporation	4	123
Secom Co., Ltd.	2	88
Sekisui Chemical Co., Ltd.	30	563
Sekisui House, Ltd.	24	546
Seven & I Holdings Co., Ltd.	48	649
Shimadzu Corporation	6	144
Shimano Inc.	2	168
Shin-Etsu Chemical Co., Ltd.	23	755
Shionogi & Co., Ltd.	18	313
Ship Healthcare Holdings, Inc.	62	963
Shiseido Company, Limited	7	116
Sinfonia Technology Co., Ltd.	10	621
SKYLARK Holdings Co., Ltd.	53	1,096
SMC Corporation	1	214
Socionext Inc.	35	657
SoftBank Corp.	230	339
SoftBank Group Corp.	29	3,625
Sojitz Corporation	36	944
Sompo Holdings, Inc.	18	564
Sony Financial Group Inc.	89	98
Sony Group Corporation	89	2,554
Sotetsu Holdings Inc.	18	328
Subaru Corporation.	51	1,044
SUMCO Corporation	120	1,273
Sumitomo Bakelite Co., Ltd.	17	579
Sumitomo Chemical Company, Limited	346	1,092
Sumitomo Corporation	11	307
Sumitomo Electric Industries, Ltd.	31	883
Sumitomo Forestry Co., Ltd.	48	572
Sumitomo Heavy Industries, Ltd.	18	421
Sumitomo Mitsui Financial Group, Inc. - ADR (a)	3	50
Sumitomo Mitsui Financial Group, Inc.	32	888
Sumitomo Mitsui Trust Group, Inc.	14	395
Sumitomo Realty & Development Co., Ltd.	12	521
Suzuki Motor Corporation	37	546
Sysmex Corporation	14	174
T&D Holdings, Inc.	13	311
Taisei Corporation	3	172
Takeda Pharmaceutical Company Limited	24	699
TDK Corporation	42	607
TechnoPro Holdings, Inc.	48	1,566
Teijin Limited	26	225
Terumo Corporation	16	264
The Hachijuni Bank, Ltd.	107	1,116
The Kansai Electric Power Company, Incorporated	15	210
TIS Inc.	4	115
Toho Co., Ltd.	1	58
TOHO GAS Co., Ltd. (a)	6	173
Tokai Carbon Co., Ltd.	152	1,058
Tokio Marine Holdings, Inc.	26	1,085
Tokyo Electric Power Company Holdings, Inc. (b)	36	168
Tokyo Electron Limited	4	773
Tokyo Gas Co., Ltd.	6	217
Tokyu Fudosan Holdings Corporation	217	1,793
Toray Industries, Inc.	28	181
Tosoh Corporation	59	876
TOTO Ltd.	19	492
Toyo Suisan Kaisha, Ltd.	3	200
Toyo Tire Corporation	27	704
Toyota Industries Corporation	1	112
Toyota Motor Corporation	185	3,530
Toyota Tsusho Corporation	17	483
Trend Micro Incorporated	4	213
Tsumura & Co.	40	986
UBE Corporation (a)	45	697
Unicharm Corporation	46	300
United Supermarkets Holdings Inc.	40	261
West Japan Railway Company	11	248
Yakult Honsha Co., Ltd. (a)	16	253
Yamaha Corporation (a)	14	93
Yamaha Motor Co., Ltd.	49	370
Yamato Holdings Co., Ltd.	42	667
Yaskawa Electric Corporation	16	348
Yoshinoya Holdings Co., Ltd.	34	686
		120,848
United Kingdom 11.6%
3i Group PLC	24	1,343
Anglo American PLC	31	1,178
AstraZeneca PLC - ADR	9	695
AstraZeneca PLC	17	2,593
Auto Trader Group PLC	118	1,251
BAE Systems PLC	25	687
Barclays PLC	188	966
Barclays PLC - ADR	6	116
Barratt Redrow PLC	159	834
Beazley Ireland Holdings PLC	87	1,061
Bellway p.l.c.	14	470
BP P.L.C. - ADR	8	279
BP P.L.C.	335	1,921
British American Tobacco P.L.C.	16	872
BT Group PLC	397	1,018
Bunzl Public Limited Company	8	239
Burberry Group PLC (b)	62	970
Centrica PLC	418	939
Compass Group PLC	19	635
Croda International Public Limited Company	3	109
Diageo PLC - ADR	1	119
Diageo PLC	21	512
Diploma PLC	1	102
Drax Group PLC	31	290
Experian PLC	24	1,225
Fiat Chrysler Automobiles N.V.	45	418
Frasers Group PLC (b)	14	140
Games Workshop Group PLC	2	435
GSK PLC	56	1,205
GSK PLC - ADR (a)	1	35
Haleon PLC	226	1,009
Haleon PLC - ADR	1	9
Halma Public Limited Company	3	126
Howden Joinery Group PLC	102	1,159
HSBC Holdings PLC - ADR (a)	8	576
HSBC Holdings PLC	199	2,809
Imperial Brands PLC	5	232
Inchcape PLC	23	215
Informa PLC	101	1,246
InterContinental Hotels Group PLC	1	148
InterContinental Hotels Group PLC - ADR	1	94
Intertek Group PLC	12	769
Ithaca Energy PLC	35	93
J Sainsbury PLC	62	280
JD Sports Fashion PLC	28	37
Jet2 PLC	4	70
Kingfisher PLC	586	2,438
Legal & General Group PLC	166	534
Lion Finance Group PLC	5	546
Lloyds Banking Group PLC - ADR (a)	17	75
Lloyds Banking Group PLC	704	795
London Stock Exchange Group PLC	1	171
Man Group PLC	119	285
Marks and Spencer Group P.L.C.	243	1,194
Melrose Industries PLC	23	191
Mondi PLC	28	380
National Grid PLC	24	338
National Grid PLC - ADR (a)	2	138
NatWest Group PLC	261	1,831

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Next PLC	3	429
NMC Health PLC (c)	1	—
Paragon Banking Group PLC	23	267
Pennon Group PLC	47	298
Reckitt Benckiser Group PLC	22	1,688
Relx PLC	25	1,191
Relx PLC - ADR	5	249
Rio Tinto PLC - ADR	1	66
Rio Tinto PLC	24	1,596
Rolls-Royce Holdings PLC	143	2,303
RS Group PLC	80	609
Serco Group PLC	91	290
Severn Trent PLC	6	223
Shell PLC - Class A	115	4,117
Shell PLC - Class A - ADR	13	898
Smith & Nephew PLC - ADR (a)	5	199
Smith & Nephew PLC	36	655
Smiths Group PLC	9	299
Softcat PLC	58	1,226
Spirax Group PLC	3	243
SSE PLC	37	868
St. James's Place PLC	42	711
Standard Chartered PLC	9	179
Subsea 7 S.A.	6	119
Tate & Lyle Public Limited Company	18	108
Tesco PLC	239	1,437
The Sage Group PLC.	19	283
Unilever PLC	18	1,087
Unilever PLC - ADR	8	499
United Utilities PLC	30	461
Vistry Group PLC	11	94
Vodafone Group Public Limited Company	987	1,146
Wise PLC - Class A (b)	10	134
WPP 2012 Limited	30	147
		64,564
Canada 11.1%
Agnico Eagle Mines Limited	12	2,038
Alamos Gold Inc - Class A	33	1,144
Algonquin Power & Utilities Corp. (a)	91	488
Alimentation Couche-Tard Inc.	9	504
ARC Resources Ltd.	63	1,140
Aritzia, Inc. (b)	3	155
ATCO Ltd. - Class I	5	175
ATS Corporation (a) (b)	6	145
Bank of Montreal	11	1,405
Bank of Nova Scotia, The	16	1,008
Banque Nationale Du Canada (a)	7	750
Barrick Mining Corporation	52	1,701
Bombardier Inc. - Class B (b)	5	663
Boyd Group Services Inc. (a)	2	376
Brookfield Corporation - Class A	8	552
Brookfield Infrastructure Corporation - Class A	3	140
Brookfield Wealth Solutions Ltd. - Class A	6	377
CAE Inc. (b)	4	107
Cameco Corporation (a)	3	227
Canadian Imperial Bank of Commerce	16	1,302
Canadian National Railway Company	7	698
Canadian Natural Resources Limited	55	1,762
Canadian Pacific Kansas City Limited (a)	7	503
Capital Power Corporation (a)	9	432
Celestica Inc. (b)	6	1,378
Cenovus Energy Inc.	82	1,393
CGI Inc. - Class A	6	506
CGI Inc. - Class A	—	34
Colliers International Group Inc.	2	281
Constellation Software Inc.	—	543
Descartes Systems Group Inc., The (b)	1	113
Dollarama Inc.	7	910
Eldorado Gold Corporation (b)	62	1,798
Element Fleet Management Corp.	17	445
Emera Incorporated (d)	6	283
Empire Company Limited - Class A	2	72
Enbridge Inc.	13	676
EQB Inc.	4	288
Fairfax Financial Holdings Limited	—	175
Finning International Inc.	31	1,420
FirstService Corporation	3	629
Fortis Inc.	1	54
Fortis Inc.	8	415
Franco-Nevada Corporation	1	292
GFL Environmental Inc.	1	62
Great-West Lifeco Inc.	4	174
Groupe Atkinsrealis Inc.	4	296
Groupe WSP Global Inc.	4	755
Hydro One Limited	1	39
iA Societe Financiere Inc.	9	1,001
IGM Financial Inc.	4	162
Imperial Oil Limited	6	570
Intact Financial Corporation	5	912
International Petroleum Corporation (b)	6	106
Kinross Gold Corporation	90	2,239
Les Vetements de Sport Gildan Inc. - Class A	15	894
Loblaw Companies Limited	11	421
Magna International Inc.	17	824
Manulife Financial Corporation	19	577
MDA Space Ltd. (b)	5	127
MEG Energy Corp.	55	1,113
Methanex Corporation	6	250
Metro Inc. - Class A	7	497
Nutrien Ltd.	17	1,024
ONEX Corporation	13	1,148
Open Text Corporation	20	766
Orogen Royalties Inc.	4	160
Pan American Silver Corp.	32	1,233
Pembina Pipeline Corporation	22	873
Prairiesky Royalty Ltd. (a)	14	262
Premium Brands Holdings Corporation	3	199
Quebecor Inc. - Class B	2	74
Restaurant Brands International Limited Partnership	11	693
Rogers Communications Inc. - Class B (a)	11	374
Royal Bank of Canada	—	54
Royal Bank of Canada	31	4,567
Saputo Inc.	3	65
Shopify Inc. - Class A (b)	2	223
Shopify Inc. - Class A (b)	—	55
South Bow Corporation (a)	5	145
Spin Master Corp. (e)	1	15
Stantec Inc.	2	259
Sun Life Financial Inc.	25	1,486
Suncor Energy Inc.	37	1,563
TC Energy Corporation (a)	6	336
Teck Resources Limited - Class B	8	346
TFI International Inc. (a)	2	204
Thomson Reuters Corporation	1	169
TMX Group Limited	6	245
Toromont Industries Ltd.	9	973
Toronto-Dominion Bank, The	3	250
Toronto-Dominion Bank, The	13	1,048
Tourmaline Oil Corp (a)	8	363
Triple Flag Precious Metals Corp.	2	53
Wheaton Precious Metals Corp.	1	137
Whitecap Resources Inc. (a)	210	1,606
Winpak Ltd. (a)	5	144
		61,628
Germany 7.9%
Adidas AG - Class N	4	885
Allianz SE	3	1,401
Aumovio SE (b)	3	135
Aurubis AG	4	490
BASF SE - Class N	44	2,213
Bayer Aktiengesellschaft - Class N	5	159
Bayerische Motoren Werke Aktiengesellschaft	6	653
Beiersdorf Aktiengesellschaft	1	128
Brenntag SE - Class N	13	767
Continental Aktiengesellschaft	7	435
Covestro AG (b)	9	623
CTS Eventim AG & Co. KGaA	9	899
Daimler Truck Holding AG	24	1,004

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Deutsche Bank Aktiengesellschaft - Class N	25	878
Deutsche Borse Aktiengesellschaft - Class N	4	975
Deutsche Lufthansa Aktiengesellschaft	35	295
Deutsche Post AG - Class N	36	1,629
Deutsche Telekom AG - Class N	93	3,159
DW Property Invest GmbH	3	68
E.ON SE - Class N	117	2,205
Elia Group	2	223
Fraport AG Frankfurt Airport Services Worldwide (b)	2	147
freenet AG - Class N	15	484
Fresenius Medical Care AG	14	759
Fresenius SE & Co. KGaA	12	671
GEA Group Aktiengesellschaft	24	1,803
Hannover Ruck SE - Class N	3	826
Hapag-Lloyd Aktiengesellschaft (d)	1	113
Heidelberg Materials AG	1	154
Henkel AG & Co. KGaA	—	7
Hensoldt AG	9	1,154
Infineon Technologies AG - Class N	30	1,158
Kion Group AG	9	640
Knorr - Bremse Aktiengesellschaft (d)	6	580
LEG Immobilien SE	5	372
Mercedes-Benz Group AG - Class N	14	879
MERCK Kommanditgesellschaft auf Aktien	1	165
MTU Aero Engines AG - Class N	2	713
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft in Munchen - Class N	2	1,320
Nemetschek SE	1	113
Puma SE	9	220
Qiagen N.V. (a)	—	22
Qiagen N.V.	12	550
Rheinmetall Aktiengesellschaft	2	4,419
RTL Group S.A.	3	113
RWE Aktiengesellschaft	22	974
SAP SE	5	1,285
Scout24 SE (d)	5	611
Siemens Aktiengesellschaft - Class N	3	868
Siemens Energy AG (b)	8	956
Siemens Healthineers AG (d)	4	202
Sixt SE	1	122
Stroer SE & Co. KGaA	4	198
Symrise AG	4	339
Talanx Aktiengesellschaft	3	448
Volkswagen Aktiengesellschaft	1	163
Vonovia SE	9	284
Zalando SE (b) (d)	22	659
		43,715
France 7.7%
Aeroports de Paris	1	165
Airbus SE	6	1,378
Alstom (b)	19	505
Amundi (d)	4	343
AXA	16	769
Biomerieux S.A.	1	182
BNP Paribas	8	713
Bouygues	11	514
Bureau Veritas	14	450
Capgemini	4	620
Carrefour	82	1,237
Compagnie de Saint-Gobain	9	978
Compagnie Generale des Etablissements Michelin	28	1,028
Credit Agricole S.A.	15	296
Danone	11	948
Dassault Aviation	1	189
Dassault Systemes	5	161
Edenred	7	161
Eiffage	7	961
Elis Services	8	218
Engie	95	2,039
EssilorLuxottica	1	398
Eurazeo	3	230
Eurofins Scientific SE	12	895
Gaztransport Et Technigaz	4	781
Getlink S.E.	6	104
Hermes International	—	809
IPSEN	2	328
JCDecaux SE	22	401
Kering	1	257
L'Air Liquide, societe anonyme pour l'Etude et l'Exploitation des procedes Georges Claude	4	912
Legrand	4	582
L'Oreal	2	763
LVMH Moet Hennessy Louis Vuitton	3	1,987
Nexans	2	292
Orange	121	1,967
Pernod Ricard	2	189
Publicis Groupe S.A.	4	400
Renault	37	1,499
Rexel	54	1,780
Safran	3	1,048
Sanofi	10	920
Sartorius Stedim Biotech	—	31
Schneider Electric SE	2	542
Societe d'exploitation Hoteliere	22	1,386
Societe Generale	28	1,859
Spie S.A.	13	708
Technip Energies N.V.	15	687
Teleperformance SE	4	289
Thales	3	926
Tikehau Capital	5	108
TotalEnergies SE	58	3,564
Veolia Environnement	9	318
VINCI	11	1,563
Vivendi SE	63	224
VusionGroup	—	132
		42,734
Switzerland 7.3%
ABB Ltd - Class N	11	767
Alcon AG	6	463
Alcon AG	8	624
ALSO Holding AG - Class N	1	213
Amrize AG (b)	15	712
Avolta AG - Class N	9	512
BELIMO Holding AG - Class N	1	568
BKW Energie AG	1	171
Bucher Industries AG	4	1,813
Compagnie Financiere Richemont S.A.	4	816
Datwyler Holding AG	1	154
EMS-Chemie Holding AG	—	285
Geberit AG - Class N	3	1,958
Georg Fischer AG - Class N	15	1,213
Givaudan S.A. - Class N	—	317
Glencore PLC	153	704
Helvetia Holding AG	4	1,091
Holcim AG	16	1,369
INFICON Holding AG	1	112
International Workplace Group PLC	21	62
Julius Bar Gruppe AG - Class N	27	1,888
Lonza Group AG	2	1,027
Nestle S.A. - Class N	45	4,178
Novartis AG - ADR	11	1,442
Novartis AG - Class N	34	4,303
Partners Group Holding AG	—	533
PSP Swiss Property AG - Class N	3	454
Roche Holding AG	—	136
Schindler Holding AG - Class N	1	236
SGS S.A.	3	273
Siegfried Holding AG	6	626
Sika AG	2	512
SoftwareONE Holding AG	2	18
Sonova Holding AG	3	701
Sulzer AG - Class N	1	146
Swiss Life Holding AG - Class N	1	819
Swiss Prime Site AG - Class N	39	5,492
Swiss Re AG	1	126
Swisscom AG - Class N	1	800
Swissquote Group Holding SA - Class N	1	821
UBS Group AG	—	17
UBS Group AG	29	1,216
VAT Group AG (d)	—	64

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Zurich Insurance Group AG - Class N	1	974
		40,726
Australia 5.8%
AGL Energy Limited	19	111
ALS Limited	36	469
Ampol Limited	18	353
Ansell Limited	32	676
ANZ Group Holdings Limited	29	640
Aristocrat Leisure Limited	5	246
ASX Limited	2	78
Atlas Arteria Limited	39	127
AUB Group Limited	11	231
Australian Pipeline Trust	20	120
BHP Group Limited - ADR	8	462
BHP Group Limited	119	3,347
BHP Group Limited	6	163
BlueScope Steel Limited	22	338
Brambles Limited	57	932
Breville Group Limited (a)	23	452
Car Group Limited	2	52
Cleanaway Waste Management Limited	237	435
Coles Group Limited	46	706
Commonwealth Bank of Australia	10	1,057
Computershare Limited	23	537
CSL Limited	5	607
Dalrymple Bay Infrastructure Limited	19	56
Downer EDI Limited	59	289
Dyno Nobel Limited	607	1,249
EBOS Group Limited	5	90
Endeavour Group Limited	4	10
Evolution Mining Limited	131	951
Flight Centre Travel Group Limited	5	39
Fortescue Ltd	40	493
Genesis Minerals Limited (b)	62	242
Harvey Norman Holdings Ltd	17	84
HUB24 Limited	3	211
IDP Education Limited	5	22
Insurance Australia Group Limited	104	566
JB Hi-Fi Limited	8	603
Lendlease Corporation Limited	44	162
Lynas Rare Earths Limited (b)	22	251
Macquarie Group Limited	2	334
Medibank Private Limited	135	432
Metcash Limited	261	658
National Australia Bank Limited	40	1,171
Netwealth Group Limited	7	141
New Hope Corporation Limited (a)	371	963
NEXTDC Limited (b)	9	102
Nine Entertainment Co. Holdings Limited	197	158
Northern Star Resources Ltd	62	984
Orica Limited	34	478
Origin Energy Limited	13	110
Orora Limited	81	112
Pilbara Minerals Limited (a) (b)	44	74
Premier Investments Limited	18	234
Qantas Airways Limited	15	109
QBE Insurance Group Limited	58	792
Regis Healthcare Limited	10	41
Rio Tinto Limited	10	818
Santos Limited	190	848
SEEK Limited	13	255
Sonic Healthcare Limited	15	217
Steadfast Group Ltd	37	144
Suncorp Group Limited	46	624
Super Retail Group Limited	22	236
Technology One Limited	14	366
Telstra Corporation Limited	66	210
Transurban Holdings Limited	20	186
Treasury Wine Estates Limited	63	296
Ventia Services Group Limited (d)	106	359
Wesfarmers Limited	11	668
Westpac Banking Corporation	39	1,005
WiseTech Global Limited	4	233
Woodside Energy Group Ltd	54	828
Woodside Energy Group Ltd - ADR (a)	3	45
Woolworths Group Limited	28	500
Zip Co Limited (b)	54	157
		32,345
Netherlands 3.6%
Aalberts N.V.	27	886
ABN AMRO Bank N.V. - DUTCHCERT (d)	54	1,724
Adyen N.V. (b) (d)	—	244
Arcadis N.V.	5	251
ASM International N.V.	1	843
ASML Holding N.V. - ADR	1	1,071
ASML Holding N.V.	3	2,793
ASR Nederland N.V.	11	745
BE Semiconductor Industries N.V.	3	417
CTP N.V.	6	135
Euronext N.V. (d)	6	857
Heineken N.V.	7	535
IMCD N.V.	6	649
ING Groep N.V.	27	711
Just Eat Takeaway.Com N.V. (b) (d)	16	388
Koninklijke Ahold Delhaize N.V.	38	1,550
Koninklijke KPN N.V.	255	1,224
Koninklijke Philips N.V. - ADR (a) (d)	2	55
Koninklijke Philips N.V.	18	487
Koninklijke Vopak N.V.	22	1,020
NN Group N.V.	17	1,223
Prosus N.V. - Class N	11	746
Randstad N.V.	3	112
STMicroelectronics N.V.	14	391
Wolters Kluwer N.V. - Class C	7	1,024
		20,081
Italy 3.6%
Acea S.p.A.	3	65
Assicurazioni Generali Societa' Per Azioni	5	206
Azimut Holding S.p.A.	9	354
Banca Mediolanum SpA	8	168
Banca Monte dei Paschi di Siena S.p.A.	158	1,409
Banco BPM Societa' Per Azioni	126	1,898
Bper Banca S.P.A.	53	590
Brunello Cucinelli S.p.A. (a)	10	1,135
Buzzi S.p.A.	9	519
Credito Emiliano S.P.A.	17	272
De' Longhi S.p.A.	1	50
ENEL - SPA	106	1,008
Eni S.P.A.	81	1,424
Ferrari N.V.	1	345
Ferrari N.V.	—	214
Finecobank Banca Fineco S.P.A.	27	579
Hera S.p.A.	199	897
Intesa Sanpaolo S.p.A.	159	1,055
Iren S.p.A.	34	106
Italgas S.p.A.	64	592
Iveco Group N.V.	33	719
Leonardo S.p.A.	8	497
Moncler S.p.A.	7	386
Poste Italiane - Societa' Per Azioni (d)	10	236
Prada S.p.A.	13	78
Prysmian S.p.A.	2	175
Recordati Industria Chimica E Farmaceutica S.P.A. In Breve Recordati S.P.A.	7	449
Reply S.p.A.	2	319
Snam S.p.A.	39	233
Sol S.P.A.	2	139
Telecom Italia S.p.A.	1,756	921
Terna - Rete Elettrica Nazionale Societa Per Azioni	30	306
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A.	28	2,142
Unipol Assicurazioni S.P.A.	14	295
		19,781
Spain 2.8%
Acciona,S.A.	2	347
ACS, Actividades de Construccion y Servicios, S.A.	12	944
AENA, S.M.E., S.A.	11	302
Amadeus IT Holding, S.A. (d)	18	1,422

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Banco Bilbao Vizcaya Argentaria, S.A.	108	2,073
Banco Bilbao Vizcaya Argentaria, S.A. - ADR	14	272
Banco de Sabadell, S.A.	381	1,486
Banco Santander, S.A.	197	2,063
Bankinter Sociedad Anonima	67	1,057
CaixaBank, S.A.	86	903
Cellnex Telecom, S.A. (d)	4	136
Corporacion Acciona Energias Renovables, S.A. (a)	3	65
Enagas S.A.	12	191
Endesa, S.A.	10	334
Fluidra S.A.	2	47
Grifols, S.A. - Class A	24	353
Iberdrola, Sociedad Anonima	24	450
Industria de Diseno Textil, S.A.	10	535
Logista Integral SA.	6	212
Mapfre SA	70	332
Naturgy Energy Group S.A.	5	166
Redeia Corporacion S.A.	18	343
Repsol S.A.	41	723
Telefonica, S.A. (a)	162	837
Viscofan, S.A.	3	219
		15,812
Sweden 2.8%
AAK AB (publ)	2	63
AB Sagax - Class B	3	57
Addlife AB - Class B	19	350
Addnode Group Aktiebolag (publ) - Class B	10	108
Addtech AB - Class B	8	248
Aktiebolaget Electrolux - Class B (b)	15	82
Aktiebolaget SKF - Class B	14	358
Aktiebolaget Volvo - Class A	5	138
Aktiebolaget Volvo - Class B	43	1,239
Alfa Laval AB	3	159
ASSA ABLOY AB - Class B	6	197
Atlas Copco Aktiebolag - Class A	26	436
Atlas Copco Aktiebolag - Class B	15	220
Avanza Bank Holding AB	15	564
Axfood AB	5	158
Betsson AB - Class B	13	217
Bilia AB - Class A	4	47
Billerud Aktiebolag (publ)	42	378
Boliden AB (b)	10	417
Bonesupport Holding AB (b)	1	21
Bravida Holding AB (d)	22	212
Bure Equity AB	13	392
Camurus AB (b)	—	29
Castellum Aktiebolag (a)	24	273
Dometic Group AB (publ) (d)	39	203
Electrolux Professional AB (publ) - Class B	20	129
Elekta AB (publ) - Class B	42	214
Epiroc Aktiebolag - Class A	8	162
Epiroc Aktiebolag - Class B	5	101
EQT AB (d)	1	25
Essity Aktiebolag (publ) - Class A	—	12
Essity Aktiebolag (publ) - Class B	13	336
Evolution AB (publ) (d)	2	130
G&L Beijer Ref AB - Class B	3	52
Getinge AB - Class B	19	405
H & M Hennes & Mauritz AB - Class B (a)	10	188
Hexagon Aktiebolag - Class B	13	152
Hexpol AB - Class B	9	77
HMS Networks AB (b)	1	45
Husqvarna Aktiebolag - Class B	12	67
Indutrade Aktiebolag	1	22
Lifco AB (Publ) - Class B	2	67
Lindab International AB	7	149
Loomis AB - Class B	9	371
Medicover AB - Class B	12	341
Mycronic AB (publ)	10	236
NCC Aktiebolag - Class B	10	227
NIBE Industrier AB - Class B	22	86
Nordnet AB	9	255
Nyfosa AB	15	130
Peab AB - Class B	23	185
SAAB Aktiebolag - Class B	1	72
Sandvik Aktiebolag	19	541
Scandic Hotels Group AB	37	350
Skandinaviska Enskilda Banken AB - Class A	18	355
Skanska AB - Class B	9	222
Skistar Aktiebolag - Class B	6	106
SSAB AB - Class B	25	143
Svenska Cellulosa Aktiebolaget SCA - Class A	1	14
Svenska Cellulosa Aktiebolaget SCA - Class B	16	218
Svenska Handelsbanken AB - Class A	14	187
Svenska Handelsbanken AB - Class B (a)	1	13
SWECO Civil AB - Class B	11	185
Swedbank AB - Class A	12	376
Swedish Orphan Biovitrum AB (Publ) (b)	1	28
Tele2 AB - Class B	18	307
Telefonaktiebolaget LM Ericsson - Class A	1	7
Telefonaktiebolaget LM Ericsson - Class B (a)	59	491
Telia Company AB	128	490
Thule Group AB (d)	2	58
Trelleborg AB - Class B	4	131
Truecaller AB - Class B	73	324
Vitrolife AB	3	35
Volvo Cars AB - Class B (a) (b)	10	20
Wihlborgs Fastigheter AB	27	263
		15,666
Denmark 1.9%
A.P. Moller - Maersk A/S - Class A	—	80
A.P. Moller - Maersk A/S - Class B	—	139
Ambu A/S - Class B	9	125
Cadeler A/S (b) (e)	24	122
Carlsberg A/S - Class B	3	301
Coloplast A/S - Class B	3	250
Danske Bank A/S	24	1,043
Demant A/S (b)	12	401
DSV A/S	2	487
Genmab A/S (b)	2	463
H. Lundbeck A/S - Class B	38	273
NKT A/S (b)	8	796
Novo Nordisk A/S - Class B	40	2,231
Novozymes A/S - Class B	8	466
Orsted A/S (b) (d)	2	40
Pandora A/S	7	905
Ringkjobing Landbobank. Aktieselskab	6	1,507
Rockwool A/S - Class A	1	19
Rockwool A/S - Class B	14	510
Tryg A/S	8	203
Vestas Wind Systems A/S	23	434
		10,795
Hong Kong 1.4%
AIA Group Limited	115	1,103
Bank of East Asia, Limited, The	146	228
BOC Hong Kong (Holdings) Limited	42	197
Budweiser Brewing Company APAC Limited (d)	46	49
Cathay Pacific Airways Limited	83	112
CK Asset Holdings Limited	48	234
CK Hutchison Holdings Limited	40	263
CK Infrastructure Holdings Limited	15	99
CLP Holdings Limited	22	178
Dfi Retail Group Holdings Limited	17	56
First Pacific Company Limited	252	211
Guotai Junan International Holdings Limited (a)	32	19
Hang Lung Properties Limited (a)	528	592
Hang Seng Bank, Limited	5	78
HK Electric Investments Limited	72	55
HKT Trust	203	301
Hong Kong And China Gas Company Limited -The-	235	204
Hong Kong Exchanges and Clearing Limited	13	748
Johnson Electric Holdings Limited (a)	6	31
MH Development Limited (b) (c)	12	—
MTR Corporation Limited (a)	34	115
New World Development Company Limited (a) (b)	104	104
PCCW Limited	80	55
Sino Land Company Limited	237	299
SITC International Holdings Company Limited	107	412

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Sun Hung Kai Properties Limited	15	179
SUNeVision Holdings Ltd. (a)	46	41
Swire Pacific Limited - Class A	13	106
Swire Properties Limited	48	136
Techtronic Industries Company Limited	24	300
United Laboratories International Holdings Ltd (a)	128	247
VTech Holdings Limited	13	101
WH Group Limited (d)	400	434
Wharf Real Estate Investment Company Limited	43	127
Xinyi Glass Holdings Limited (a)	161	187
Yue Yuen Industrial (Holdings) Limited	99	170
		7,771
Finland 1.4%
Elisa Oyj	19	986
Fortum Oyj	25	470
Hiab Oyj - Class B	8	472
Huhtamaki Oyj	7	240
Kesko Oyj - Class B	6	138
Kone Corporation - Class B	4	303
Konecranes Abp	8	682
Metso Oyj (a)	35	483
Neste Oyj	6	105
Nokia Oyj	84	402
Nokia Oyj - Series A - ADR (a)	17	82
Nordea Bank Abp	58	951
Orion Oyj - Class B	3	222
Sampo Oyj - Class A	46	526
Sampo Oyj - Class A	31	352
Stora Enso Oyj - Class R (a)	24	258
UPM-Kymmene Oyj	12	316
Valmet Oy (a)	8	260
Wartsila Oyj Abp	13	379
		7,627
Israel 1.3%
Africa Israel Residences Ltd.	1	56
Alrov Properties & Lodgings Ltd.	—	8
Azrieli Group Ltd.	—	35
Bank Hapoalim B.M.	23	470
Bank Leumi Le-Israel B.M.	33	652
Bezeq Israel Communications Company Ltd	73	140
Big Shopping Centers Ltd	—	50
Blue Square Real Estate Ltd	—	47
Camtek Ltd. (b)	—	20
Carasso Motors Ltd.	4	52
Cellcom Israel Ltd. (b)	17	167
CLAL Insurance Enterprises Holdings Ltd	7	367
Delek Group Ltd.	1	124
Delta Galil Industries Ltd.	1	64
EL AL Israel Airlines Ltd. (b)	64	293
Elbit Systems Ltd.	—	33
Electra Ltd	—	118
Enlight Renewable Energy Ltd. (b)	3	84
Equital Ltd. (b)	2	104
Fattal Holdings (1998) Ltd. (b)	1	136
First International Bank of Israel Ltd.	2	132
Formula Systems (1985) Ltd.	1	129
Fox - Wizel Ltd	1	77
Harel Insurance Investments & Financial Services Ltd.	5	165
I.D.I. Insurance Company Ltd	2	95
ICL Group Ltd	8	50
Industrial Buildings Corporation Ltd	35	138
Inrom Construction Industries Ltd	8	52
Isracard Ltd.	56	226
Israel Canada (T. R) Ltd	26	116
Israel Discount Bank Limited	31	307
Magic Software Enterprises Ltd.	1	22
Matrix I.T. Ltd	3	110
Mega OR Holdings Ltd.	1	64
Melisron Limited	—	39
Menora Mivtachim Insurance Ltd.	1	68
Migdal Insurance and Financial Holdings Ltd.	21	72
Mizrahi Tefahot Bank Ltd	3	212
Nayax Ltd (b)	—	21
Nice Ltd (b)	—	26
Nova Ltd. (a) (b)	—	37
Oil Refineries Ltd	484	130
OPC Energy Ltd	1	22
Partner Communications Ltd	13	128
Paz Retail And Energy Ltd	1	231
Phoenix Financial Ltd	10	380
Shufersal Ltd.	8	90
Strauss Group Ltd	2	51
Tamar Petroleum Ltd.	2	32
Tel Aviv Stock Exchange Ltd., The	11	261
Teva Pharmaceutical Industries Ltd - ADR (b)	4	83
Teva Pharmaceutical Industries Ltd (b)	11	228
Tower Semiconductor Ltd. (b)	—	36
Tower Semiconductor Ltd. (b)	1	87
Veridis Environment Ltd. (b)	5	38
		6,975
Singapore 1.2%
ASMPT Limited	21	220
Capitaland Investment Limited	38	80
ComfortDelGro Corporation Limited	80	90
DBS Group Holdings Ltd	27	1,059
Genting Singapore Limited	198	113
Golden Agri-Resources Ltd.	640	146
Hafnia Limited	13	79
Jardine Cycle & Carriage Limited	26	585
Keppel Ltd.	91	632
NetLink NBN Trust	182	134
Olam Group Limited	51	39
Oversea-Chinese Banking Corporation Limited	33	426
SATS Ltd.	49	129
Seatrium Limited	292	539
Sembcorp Industries Ltd	63	295
Singapore Airlines Limited	70	354
Singapore Exchange Limited	30	379
Singapore Technologies Engineering Ltd	30	202
Singapore Telecommunications Limited	16	53
United Overseas Bank Limited	23	612
UOL Group Limited	10	60
Venture Corporation Limited	25	273
Wilmar International Limited	108	238
		6,737
Belgium 1.0%
Ackermans	3	783
Ageas SA/NV	7	474
Anheuser-Busch InBev	24	1,426
Argenx SE (b)	—	106
Azelis Group	7	98
CMB.TECH	2	15
CMB.TECH	1	13
Colruyt Group	3	107
D'Ieteren Group	2	384
KBC Groep	7	817
Lotus Bakeries	—	264
Solvay	6	203
UCB	3	785
Umicore	11	203
		5,678
Norway 0.7%
Aker BP ASA	10	243
Aker Solutions ASA (d)	16	49
Atea ASA	10	142
Bluenord ASA	2	77
Borregaard ASA	4	82
Bw Lpg Limited	5	78
DNB Bank ASA	8	226
DOF Group ASA	8	76
Elkem ASA (d)	42	112
Entra ASA (b) (d)	1	12
Equinor ASA	22	530
Eurizon Opportunita	19	198
Frontline PLC	4	86
Gjensidige Forsikring ASA	3	87
Hoegh Autoliners ASA	11	118

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Kongsberg Gruppen ASA	4	131
Leroy Seafood Group ASA	5	27
Link Mobility Group Holding ASA (b) (e)	7	20
Mowi ASA	3	69
Nordic Semiconductor ASA (b)	4	58
Norsk Hydro ASA	28	190
Odfjell Drilling Ltd.	10	75
Orkla ASA	3	32
Protector Forsikring ASA	2	105
SalMar ASA	—	14
Scatec ASA (b) (d)	12	122
Sparebank 1 Ostlandet	3	63
Sparebank 1 Sor-Norge ASA	7	121
Storebrand ASA	15	231
Telenor ASA	7	121
TGS-NOPEC Geophysical Company	8	60
TOMRA Systems ASA	3	45
Var Energi ASA	7	25
Veidekke ASA	9	140
Vend Marketplaces ASA - Class B	3	112
Wallenius Wilhelmsen ASA	6	52
Yara International ASA	2	78
		4,007
United States of America 0.7%
Ashtead Group Public Limited Company	22	1,456
Brookfield Infrastructure Corporation - Class A	1	24
Flutter Entertainment Public Limited Company (b)	—	28
International Paper Company	16	737
James Hardie Industries Public Limited Company - CHESS	7	139
Reliance Worldwide Corporation Limited	88	239
Samsonite Group S.A. (d)	88	188
Universal Music Group N.V.	13	373
Waste Connections, Inc.	4	637
		3,821
Austria 0.6%
Andritz AG	5	321
BAWAG Group AG (d)	5	650
Erste Group Bank AG	6	610
OMV Aktiengesellschaft	8	440
Raiffeisen Bank International AG	1	40
Strabag SE	1	83
Telekom Austria Aktiengesellschaft	7	70
UNIQA Insurance Group AG	4	65
Verbund AG	1	91
voestalpine AG	15	523
Wienerberger AG	6	184
		3,077
Ireland 0.5%
AIB Group Public Limited Company	149	1,359
Bank of Ireland Group Public Limited Company	50	826
Kerry Group Public Limited Company - Class A	3	237
Kingspan Group Public Limited Company	4	353
		2,775
New Zealand 0.3%
Air New Zealand Limited	113	39
Auckland International Airport Limited	15	68
Chorus Limited	20	110
Contact Energy Limited	13	67
Fisher & Paykel Healthcare Corporation Limited	5	96
Fletcher Building Limited (b)	55	106
Freightways Group Limited	15	121
Genesis Energy Limited	24	33
Infratil Limited	9	62
Mainfreight Limited	3	122
Mercury NZ Limited	10	40
Meridian Energy Limited	15	48
Port of Tauranga Limited (a)	2	11
Ryman Healthcare Limited (b)	21	32
Summerset Group Holdings Limited (a)	14	87
The a2 Milk Company Limited	17	96
Xero Limited (b)	3	362
		1,500
Cote D'Ivoire 0.3%
Endeavour Mining Corporation	34	1,419
Portugal 0.2%
Banco Comercial Portugues S.A.	607	538
EDP Renovaveis, S.A.	6	83
EDP, S.A.	46	218
Galp Energia, SGPS, S.A. - Class B	22	426
Jeronimo Martins, SGPS, S.A.	6	136
		1,401
Zambia 0.2%
First Quantum Minerals Ltd (b)	60	1,357
Macau 0.1%
Galaxy Entertainment Group Limited	49	270
MGM China Holdings Limited	15	32
Sands China Ltd.	32	88
Wynn Macau, Limited	83	77
		467
Luxembourg 0.1%
Tenaris S.A.	20	367
Poland 0.0%
InPost S.A. (b)	18	222
China 0.0%
China Shandong Hi-Speed Financial Group Limited (b)	11	6
Cowell E Holdings Inc. (b)	12	60
		66
Chile 0.0%
Antofagasta PLC	2	60
Faroe Islands 0.0%
P/F Bakkafrost Sales	1	35
Total Common Stocks (cost $431,086)		544,057
PREFERRED STOCKS 1.0%
Switzerland 0.5%
Roche Holding AG	8	2,749
Germany 0.5%
Bayerische Motoren Werke Aktiengesellschaft	1	114
Dr. Ing. h.c. F. Porsche Aktiengesellschaft	2	74
Henkel AG & Co. KGaA (f)	11	880
Jungheinrich Aktiengesellschaft	4	141
Porsche Automobil Holding SE (f)	9	353
Volkswagen Aktiengesellschaft (f)	10	1,106
		2,668
Total Preferred Stocks (cost $5,724)		5,417
RIGHTS 0.0%
Denmark 0.0%
Orsted A/S (b)	34	34
Total Rights (cost $82)		34
WARRANTS 0.0%
Italy 0.0%
Webuild S.p.A. (b) (g)	—	1
Canada 0.0%
Constellation Software Inc. (b) (c)	—	—
Total Warrants (cost $0)		1
SHORT TERM INVESTMENTS 2.8%
Investment Companies 1.7%
JNL Government Money Market Fund - Class I, 4.04% (h) (i)	9,475	9,475
Securities Lending Collateral 1.1%
JNL Government Money Market Fund - Class SL, 4.14% (h) (i)	6,235	6,235
Total Short Term Investments (cost $15,710)		15,710
Total Investments 101.6% (cost $452,602)		565,219
Other Assets and Liabilities, Net (1.6)%		(8,879)
Total Net Assets 100.0%		556,340

(a) All or a portion of the security was on loan as of September 30, 2025.

(b) Non-income producing security.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2025, the value and the percentage of net assets of these securities was $157 and 0.0% of the Fund.

(f) Convertible security.

(g) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL/DFA International Core Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.04% - Class I	2,166	147,542	140,233	130	—	—	9,475	1.7
JNL Government Money Market Fund, 4.14% - Class SL	3,131	35,950	32,846	113	—	—	6,235	1.1
	5,297	183,492	173,079	243	—	—	15,710	2.8

JNL/DFA International Core Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
ABN AMRO Bank N.V.	02/24/23	907	1,724	0.3
Adyen N.V.	11/24/21	269	244	0.1
Aker Solutions ASA	08/15/25	48	49	—
Amadeus IT Holding, S.A.	07/17/20	1,318	1,422	0.3
Amundi	08/21/25	333	343	0.1
BAWAG Group AG	05/29/20	350	650	0.1
Bravida Holding AB	01/13/25	201	212	—
Budweiser Brewing Company APAC Limited	05/03/24	59	49	—
Cellnex Telecom, S.A.	06/25/19	163	136	—
Dometic Group AB (publ)	05/22/23	256	203	—
Elkem ASA	04/11/23	99	112	—
Emera Incorporated	01/05/21	256	283	0.1
Entra ASA	01/10/24	11	12	—
EQT AB	06/13/25	21	25	—
Euronext N.V.	11/18/20	628	857	0.2
Evolution AB (publ)	05/06/22	154	130	—
Hapag-Lloyd Aktiengesellschaft	10/25/21	171	113	—
Just Eat Takeaway.Com N.V.	12/06/23	259	388	0.1
Knorr - Bremse Aktiengesellschaft	10/17/23	361	580	0.1
Koninklijke Philips N.V.	08/06/21	72	55	—
Orsted A/S	12/23/20	93	40	—
Poste Italiane - Societa' Per Azioni	08/23/22	139	236	0.1
Samsonite Group S.A.	08/25/23	270	188	—
Scatec ASA	05/12/22	98	122	—
Scout24 SE	09/09/25	604	611	0.1
Siemens Healthineers AG	03/04/21	214	202	—
Thule Group AB	05/10/23	60	58	—
VAT Group AG	10/18/23	60	64	—
Ventia Services Group Limited	02/06/25	288	359	0.1
WH Group Limited	03/02/21	291	434	0.1
Zalando SE	08/13/25	606	659	0.1
		8,659	10,560	1.9

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DFA International Core Equity Fund
Assets - Securities
Common Stocks	73,720	470,337	—	544,057
Preferred Stocks	—	5,417	—	5,417
Rights	—	34	—	34
Warrants	—	1	—	1
Short Term Investments	15,710	—	—	15,710
	89,430	475,789	—	565,219

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL/DFA U.S. Core Equity Fund
COMMON STOCKS 99.9%
Information Technology 28.0%
8X8, Inc. (a)	8	18
A10 Networks, Inc.	3	52
Accenture Public Limited Company - Class A	12	2,895
ACI Worldwide, Inc. (a)	5	262
Adeia Inc.	9	143
Adobe Inc. (a)	6	1,976
Advanced Energy Industries, Inc.	2	337
Advanced Micro Devices, Inc. (a)	18	2,913
Akamai Technologies, Inc. (a)	6	428
Alarm.Com Holdings, Inc. (a)	2	122
Allegro Microsystems Inc. (a)	4	118
Alpha and Omega Semiconductor Limited (a)	2	70
Amdocs Limited	5	408
Amkor Technology, Inc.	8	224
Amphenol Corporation - Class A	20	2,433
Amtech Systems, Inc. (a)	1	8
Analog Devices, Inc.	6	1,487
AppFolio, Inc. - Class A (a)	—	138
Apple Inc.	281	71,513
Applied Materials, Inc.	11	2,162
Applied Optoelectronics, Inc. (a)	1	27
AppLovin Corporation - Class A (a)	8	5,730
Arista Networks, Inc. (a)	11	1,631
Arrow Electronics, Inc. (a)	3	382
ASGN Incorporated (a)	2	96
Astera Labs, Inc. (a)	1	259
Atlassian Corporation - Class A (a)	1	154
Aurora Innovations Inc. - Class A (a)	15	79
Autodesk, Inc. (a)	4	1,199
AvePoint, Inc. - Class A (a)	3	42
Aviat Networks, Inc. (a)	1	26
Avnet, Inc.	5	282
Axcelis Technologies, Inc. (a)	2	149
Badger Meter, Inc.	1	202
Bel Fuse Inc. - Class B	1	81
Belden Inc.	2	271
Benchmark Electronics, Inc.	3	111
Bentley Systems, Incorporated - Class B	8	403
Bill Holdings, Inc. (a)	4	194
Blackbaud, Inc. (a)	2	103
Blackline, Inc. (a)	2	89
Box, Inc. - Class A (a)	5	161
Broadcom Inc.	58	19,243
C3.ai, Inc. - Class A (a) (b)	3	50
Cadence Design Systems, Inc. (a)	3	991
Calix, Inc. (a)	2	117
CCC Intelligent Solutions Holdings Inc. (a)	9	78
CDW Corp.	3	529
Cerence Inc. (a)	2	30
CEVA Inc. (a)	1	21
Ciena Corporation (a)	6	862
Cirrus Logic, Inc. (a)	2	284
Cisco Systems, Inc.	67	4,595
Clear Secure, Inc. - Class A	2	69
Clearfield, Inc. (a)	1	21
Cloudflare, Inc. - Class A (a)	3	545
Cognex Corporation	4	198
Cognizant Technology Solutions Corporation - Class A	14	949
Coherent Corp. (a)	7	772
Cohu, Inc. (a)	2	37
CommVault Systems, Inc. (a)	1	150
Comtech Telecommunications Corp. (a)	1	3
Consensus Cloud Solutions, Inc. (a)	1	42
Corning Incorporated	24	1,959
Corsair Gaming, Inc. (a)	3	27
Crane Nxt, Co.	3	194
Credo Technology Group Holding Ltd (a)	2	357
CrowdStrike Holdings, Inc. - Class A (a)	1	645
CTS Corporation	2	81
Daily Journal Corporation (a)	—	38
Daktronics, Inc. (a)	4	79
Datadog, Inc. - Class A (a)	2	335
Dell Technologies Inc. - Class C	4	589
Digi International Inc. (a)	3	107
Digital Turbine USA, Inc. (a)	5	33
DigitalOcean Holdings, Inc. (a)	3	106
Diodes Incorporated (a)	2	116
DocuSign, Inc. (a)	5	327
Dolby Laboratories, Inc. - Class A	2	159
Dropbox, Inc. - Class A (a)	9	280
DXC Technology Company (a)	14	184
Dynatrace, Inc. (a)	6	279
Enphase Energy, Inc. (a)	3	100
Entegris, Inc.	3	301
EPAM Systems, Inc. (a)	1	201
ePlus inc.	1	78
F5, Inc. (a)	3	870
Fabrinet (a)	2	668
Fair Isaac Corporation (a)	—	584
Fastly, Inc. - Class A (a)	7	62
First Solar, Inc. (a)	3	711
Flex Ltd. (a)	19	1,130
Formfactor, Inc. (a)	2	82
Fortinet, Inc. (a)	14	1,139
Frequency Electronics, Inc. (a)	1	34
Freshworks, Inc. - Class A (a)	6	67
Gartner, Inc. (a)	2	409
Gen Digital Inc.	25	699
Globalfoundries Inc. (a)	4	127
Globant S.A. (a)	1	62
GoDaddy Inc. - Class A (a)	3	457
Grid Dynamics Holdings, Inc. - Class A (a)	4	34
GSI Technology, Inc. (a)	1	3
Guidewire Software, Inc. (a)	2	477
Hackett Group, Inc., The	2	36
Harmonic, Inc. (a)	7	72
Hewlett Packard Enterprise Company	44	1,083
HP, Inc.	17	453
HubSpot, Inc. (a)	1	241
I3 Verticals, Inc. - Class A (a)	2	55
Ichor Holdings, Ltd. (a)	2	43
Informatica Inc. - Class A (a)	3	85
Information Services Group, Inc.	4	22
Insight Enterprises, Inc. (a)	1	103
Intapp US, Inc. (a)	1	37
Intel Corporation (a)	71	2,388
InterDigital, Inc. (b)	1	487
International Business Machines Corporation	18	5,128
Intuit Inc.	3	2,194
ionQ, Inc. (a) (b)	2	95
IPG Photonics Corporation (a)	2	147
Itron, Inc. (a)	3	322
Jabil Inc.	6	1,252
JAMF Holding Corp. (a)	2	24
JFROG Ltd (a)	4	179
Key Tronic Corporation (a)	—	1
Keysight Technologies, Inc. (a)	5	815
KLA Corporation	3	2,997
Klaviyo, Inc. - Series A (a)	1	14
Knowles Corporation (a)	6	146
Kulicke and Soffa Industries, Inc.	3	104
KVH Industries, Inc. (a)	2	8
Kyndryl Holdings, Inc. (a)	16	471
Lam Research Corporation	21	2,875
Lattice Semiconductor Corporation (a)	1	65
Littelfuse, Inc.	1	242
LiveRamp Holdings, Inc. (a)	2	53
Lumentum Holdings Inc. (a)	2	384
MACOM Technology Solutions Holdings, Inc. (a)	2	281
Magnachip Semiconductor Corporation (a)	4	13
Manhattan Associates, Inc. (a)	1	135
Marvell Technology, Inc.	11	898
MaxLinear, Inc. (a)	4	67
MeridianLink, Inc. (a)	2	34
Methode Electronics, Inc.	2	15

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Microchip Technology Incorporated	11	714
Micron Technology, Inc.	17	2,897
Microsoft Corporation	123	63,799
Mirion Technologies (US), Inc. - Class A (a)	9	217
Mitek Systems, Inc. (a)	1	9
MKS Inc.	2	238
MongoDB, Inc. - Class A (a)	1	425
Monolithic Power Systems, Inc.	1	623
Motorola Solutions, Inc.	3	1,515
N-Able, Inc. (a)	6	44
Napco Security Technologies, Inc.	2	84
nCino OpCo, Inc. (a)	2	62
NCR Voyix Corporation (a)	6	80
NetApp, Inc.	6	671
NETGEAR, Inc. (a)	2	72
NetScout Systems, Inc. (a)	5	140
Nlight, Inc. (a)	2	60
Novanta Inc. (a)	1	120
Nutanix, Inc. - Class A (a)	3	260
NVE Corporation	—	30
NVIDIA Corporation	445	83,016
NXP Semiconductors N.V.	9	1,958
Okta, Inc. - Class A (a)	4	362
ON Semiconductor Corporation (a)	12	573
ON24, Inc. (a)	6	36
OneSpan Inc.	3	54
Onto Innovation Inc. (a)	2	238
Oracle Corporation	34	9,555
OSI Systems, Inc. (a)	1	216
Palantir Technologies Inc. - Class A (a)	13	2,386
Palo Alto Networks, Inc. (a)	6	1,231
PAR Technology Corporation (a)	2	85
PC Connection, Inc.	2	110
PDF Solutions, Inc. (a)	2	61
Pegasystems Inc.	5	271
Penguin Solutions, Inc. (a)	3	86
Photronics, Inc. (a)	3	73
Plexus Corp. (a)	1	212
Power Integrations, Inc.	2	71
Progress Software Corporation (a)	2	107
PTC Inc. (a)	2	459
Pure Storage, Inc. - Class A (a)	4	356
Q2 Holdings, Inc. (a)	2	152
Qorvo, Inc. (a)	4	335
Qualcomm Incorporated	19	3,176
Qualys, Inc. (a)	1	175
Ralliant Corporation	3	145
Rambus Inc. (a)	3	340
Ribbon Communications Inc. (a)	7	26
Richardson Electronics, Ltd.	1	6
RingCentral, Inc. - Class A (a)	4	105
Rogers Corporation (a)	1	76
Roper Technologies, Inc.	1	681
Salesforce, Inc.	12	2,955
Samsara Inc. - Class A (a)	3	96
SanDisk LLC (a)	4	398
Sanmina Corporation (a)	3	368
Sapiens International Corporation N.V.	3	119
ScanSource, Inc. (a)	2	70
Seagate Technology Holdings Public Limited Company	4	1,025
Semrush Holdings, Inc. - Class A (a)	2	16
SentinelOne, Inc. - Class A (a)	5	83
ServiceNow, Inc. (a)	2	1,685
Silicon Laboratories Inc. (a)	2	205
Sitime Corporation (a)	1	254
Skyworks Solutions, Inc.	5	376
Snowflake Inc. - Class A (a)	1	336
SolarEdge Technologies Ltd. (a)	1	37
SPS Commerce, Inc. (a)	—	41
Super Micro Computer, Inc. (a)	4	215
Synaptics Incorporated (a)	1	101
Synchronoss Technologies, Inc. (a)	—	3
Synopsys, Inc. (a)	2	1,026
TD SYNNEX Corporation	4	650
TE Connectivity Public Limited Company	7	1,592
Teledyne Technologies Incorporated (a)	1	786
Telos Corporation (a)	5	36
Teradata Corporation (a)	3	66
Teradyne, Inc.	4	571
Texas Instruments Incorporated	15	2,716
TransAct Technologies Incorporated (a)	—	1
Trimble Inc. (a)	7	594
TTM Technologies, Inc. (a)	7	429
Twilio Inc. - Class A (a)	5	485
Tyler Technologies, Inc. (a)	1	441
Uipath, Inc. - Class A (a)	10	133
Ultra Clean Holdings, Inc. (a)	3	81
Unisys Corporation (a)	4	15
Unity Software Inc. (a)	7	275
Universal Display Corporation	1	163
Veeco Instruments Inc. (a)	3	93
Verint Systems Inc. (a)	3	67
VeriSign, Inc.	2	545
Vertex, Inc. - Class A (a)	2	48
ViaSat, Inc. (a)	1	25
Viavi Solutions Inc. (a)	12	157
Vishay Intertechnology, Inc.	5	78
Vishay Precision Group, Inc. (a)	1	22
Vontier Corporation	10	412
Western Digital Corporation	11	1,276
Workday, Inc. - Class A (a)	2	399
Xerox Holdings Corporation (b)	13	48
Yext, Inc. (a)	10	83
Zebra Technologies Corporation - Class A (a)	2	467
Zeta Global Holdings Corp. - Class A (a)	4	88
Zoom Communications, Inc. - Class A (a)	7	563
Zscaler, Inc. (a)	1	385
		369,210
Financials 16.4%
1st Security Bank of Washington	1	20
1st Source Corporation	2	122
Acacia Research Corporation (a)	2	6
ACNB Corporation	1	37
Affiliated Managers Group, Inc.	2	428
Affirm Holdings, Inc. - Class A (a)	6	448
AFLAC Incorporated	11	1,274
Allstate Corporation, The	7	1,476
Ally Financial Inc.	15	596
Amalgamated Financial Corp.	2	60
Ambac Financial Group, Inc. (a)	2	20
Amerant Bancorp Inc. - Class A	2	32
American Coastal Insurance Corporation	1	17
American Express Company	10	3,159
American Financial Group, Inc.	5	719
American International Group, Inc.	16	1,219
Ameriprise Financial, Inc.	4	1,846
Ameris Bancorp	5	348
Amerisafe, Inc.	1	61
AON Public Limited Company - Class A	4	1,364
Apollo Global Management, Inc.	6	845
Arch Capital Group Ltd.	10	951
Ares Management Corporation - Class A	2	327
Arrow Financial Corporation	2	61
Arthur J. Gallagher & Co.	3	953
Artisan Partners Asset Management Inc. - Class A	4	160
Associated Banc-Corp	11	281
Assurant, Inc.	3	600
Assured Guaranty Ltd.	3	285
Atlantic Union Bank	9	320
Atlanticus Holdings Corporation (a)	1	58
Avidxchange Holdings, Inc. (a)	3	31
AXIS Capital Holdings Limited	4	395
Axos Financial, Inc. (a)	4	335
B. Riley & Co., LLC (a) (b)	2	9
Baldwin Insurance Group, Inc., The - Class A (a)	1	33
Banc of California, Inc.	2	29
BancFirst Corporation	2	269
Bancorp, Inc., The (a)	3	228

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Bank of America Corporation	120	6,205
Bank of Hawaii Corporation	3	178
Bank of Marin Bancorp	2	42
Bank of N.T. Butterfield & Son Limited, The	3	141
Bank of New York Mellon Corporation, The	17	1,889
Bank OZK	8	389
BankFinancial Corporation (b)	2	26
BankUnited, Inc.	5	200
Banner Corporation	3	167
Bar Harbor Bankshares	1	40
Baycom Corp	1	26
BCB Bancorp, Inc.	1	12
Berkshire Hathaway Inc. - Class B (a)	30	15,242
Berkshire Hills Bancorp, Inc.	7	170
BGC Group, Inc. - Class A	20	188
BlackRock, Inc.	2	2,086
Blackstone Inc. - Class A	7	1,126
Block, Inc. - Class A (a)	7	500
Blue Foundry Bancorp (a)	2	14
BOK Financial Corporation	4	492
Bread Financial Payments, Inc.	3	193
Bridgewater Bancshares, Inc. (a) (c)	1	19
Brighthouse Financial, Inc. (a)	5	241
Brightsphere Investment Group Inc.	2	86
Brown & Brown, Inc.	8	767
Burke & Herbert Financial Services Corp.	—	26
Business First Bancshares, Inc.	1	33
Byline Bancorp, Inc.	3	96
C&F Financial Corporation	—	3
Cadence Bank	12	443
Camden National Corporation	2	62
Cantaloupe, Inc. (a)	2	26
Capital Bancorp, Inc.	—	14
Capital City Bank Group, Inc.	1	42
Capital One Financial Corporation	11	2,382
Capitol Federal Financial	13	85
Carlyle Group Inc., The	11	721
Carter Bankshares, Inc. (a)	2	47
Cass Information Systems, Inc.	1	49
Cathay General Bancorp	5	222
CBOE Global Markets, Inc.	3	689
Central Pacific Financial Corp.	3	87
Charles Schwab Corporation, The	28	2,708
Chubb Limited	6	1,811
Cincinnati Financial Corporation	5	736
Citigroup Inc.	32	3,258
Citizens & Northern Corporation	1	15
Citizens Financial Group, Inc.	13	695
Citizens, Inc. - Class A (a)	4	19
City Holding Company	1	122
Civista Bancshares, Inc.	2	45
CME Group Inc. - Class A	4	1,160
CNB Financial Corporation	2	52
CNO Financial Group, Inc.	1	57
Coastal Financial Corporation (a)	—	27
Cohen & Steers, Inc.	2	164
Coinbase Global, Inc. - Class A (a)	3	1,006
Columbia Banking System, Inc.	12	305
Columbia Financial, Inc. (a)	6	84
Comerica Incorporated	7	481
Commerce Bancshares, Inc.	8	476
Community Financial System, Inc.	4	214
Community Trust Bancorp, Inc.	1	79
Community West Bancshares	—	5
ConnectOne Bancorp, Inc.	5	112
Consumer Portfolio Services, Inc. (a)	2	16
Corebridge Financial, Inc.	28	890
Corpay Inc (a)	3	839
Crawford & Company - Class A	2	19
Crawford & Company - Class B	1	14
Credit Acceptance Corporation (a) (b)	1	262
Cullen/Frost Bankers, Inc.	3	426
Customers Bancorp, Inc. (a)	2	152
CVB Financial Corp.	9	175
Diamond Hill Investment Group, Inc. - Class A	—	58
Dime Community Bancshares, Inc.	3	93
Donegal Group Inc. - Class A	2	31
Donnelley Financial Solutions, Inc. (a)	2	78
Eagle Bancorp, Inc.	3	52
East West Bancorp, Inc.	8	844
Eastern Bankshares, Inc.	3	61
eHealth, Inc. (a)	2	7
Employers Holdings, Inc.	2	74
Enact Holdings, Inc.	1	26
Encore Capital Group, Inc. (a)	2	69
Enova International, Inc. (a)	2	222
Enterprise Financial Services Corp.	3	171
Equitable Holdings, Inc.	11	547
Equity Bancshares, Inc. - Class A	1	43
Erie Indemnity Company - Class A	1	214
Esquire Financial Holdings, Inc.	—	30
Essent Group Ltd.	6	394
Euronet Worldwide, Inc. (a)	2	194
Evercore Inc. - Class A	2	578
Everest Group, Ltd.	2	527
EVERTEC, Inc.	1	40
EZCORP, Inc. - Class A (a)	3	65
F&G Annuities & Life, Inc.	2	49
F.N.B. Corporation	25	408
FactSet Research Systems Inc.	1	290
Farmers National Banc Corp.	1	12
FB Financial Corporation	4	206
Federal Agricultural Mortgage Corporation - Class C	1	132
Federated Hermes, Inc. - Class B	5	252
Fidelity National Financial, Inc. - Class A	13	758
Fidelity National Information Services, Inc.	15	978
Fifth Third Bancorp	20	898
Financial Institutions, Inc.	2	52
First American Financial Corporation	7	455
First Bancorp (b)	3	164
First BanCorp	10	227
First Bancorp, Inc., The	1	30
First Bank of New Jersey	1	18
First Busey Corporation	5	124
First Business Financial Services, Inc.	1	48
First Citizens BancShares, Inc. - Class A	—	726
First Commonwealth Financial Corporation	6	106
First Community Bancshares, Inc.	2	61
First Financial Bancorp.	7	180
First Financial Bankshares, Inc.	6	218
First Financial Corporation	1	54
First Foundation Inc. (a)	4	23
First Hawaiian, Inc.	9	211
First Horizon Corporation	25	562
First Internet Bancorp	1	19
First Interstate BancSystem, Inc. - Class A	7	215
First Merchants Corporation	4	159
First Mid Bancshares, Inc.	2	62
First Western Financial, Inc. (a)	1	12
FirstCash, Inc.	3	453
Fiserv, Inc. (a)	11	1,379
Flagstar Financial, Inc.	12	133
Flushing Financial Corporation	3	48
Flywire Corporation (a)	—	5
Franklin Resources, Inc.	17	388
Fulton Financial Corporation	13	246
FVCBankcorp, Inc.	2	21
Genworth Financial, Inc. - Class A (a)	30	267
German American Bancorp, Inc.	3	107
Glacier Bancorp, Inc.	6	308
Global Payments Inc.	7	558
Globe Life Inc.	5	654
Goldman Sachs Group, Inc., The	6	4,408
Goosehead Insurance, Inc. - Class A	1	70
Great Southern Bancorp, Inc.	1	72
Green Dot Corporation - Class A (a)	3	47
Greenlight Capital Re, Ltd. - Class A (a)	3	41
Guaranty Bancshares, Inc.	—	20
Hamilton Lane Incorporated - Class A	1	199
Hancock Whitney Corporation	6	355

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Hanmi Financial Corporation	3	66
Hanover Insurance Group Inc, The	2	406
HarborOne Bancorp, Inc.	6	86
Hartford Insurance Group, Inc., The	13	1,789
HBT Financial, Inc.	1	17
HCI Group, Inc.	1	162
Hennessy Advisors, Inc. (b)	—	4
Heritage Commerce Corp	5	45
Heritage Financial Corporation	3	82
Heritage Insurance Holdings, Inc. (a)	3	67
Hilltop Holdings Inc.	5	162
Hingham Institution For Savings, The	—	56
Home BancShares, Inc.	11	324
HomeStreet, Inc. - Class A (a)	3	38
Hometrust Bancshares, Inc.	1	59
Hope Bancorp, Inc.	10	113
Horace Mann Educators Corporation	3	143
Horizon Bancorp, Inc.	5	73
Houlihan Lokey, Inc. - Class A	3	550
Huntington Bancshares Incorporated	42	725
Independence Holdings, LLC	8	430
Independent Bank Corp.	3	215
Independent Bank Corporation	2	65
Interactive Brokers Group, Inc. - Class A	4	296
Intercontinental Exchange, Inc.	8	1,305
International Bancshares Corporation	4	309
International Money Express Inc. (a)	3	40
Invesco Ltd.	23	525
Investors Title Company	—	27
Jack Henry & Associates, Inc.	3	431
James River Group, Inc.	2	9
Janus Henderson Group PLC	10	446
Jefferies Financial Group Inc.	10	649
JPMorgan Chase & Co.	59	18,734
Kearny Financial Corp	5	30
Kestrel Group Ltd (a)	—	13
KeyCorp	30	553
Kinsale Capital Group, Inc.	1	456
KKR & Co. Inc. - Class A	8	981
Lakeland Financial Corporation	2	113
Lazard, Inc.	4	190
LendingClub Corporation (a)	9	138
LendingTree, Inc. (a)	—	29
Lincoln National Corporation	7	284
Live Oak Bancshares, Inc.	3	95
Loews Corporation	7	699
LPL Financial Holdings Inc.	3	1,007
M&T Bank Corporation	4	889
Markel Group Inc. (a)	—	776
MarketAxess Holdings Inc.	1	193
Marqeta, Inc. - Class A (a)	7	35
Marsh & Mclennan Companies, Inc.	9	1,828
MasterCard Incorporated - Class A	16	9,207
Mercantile Bank Corporation	2	74
Merchants Bancorp, Inc.	2	75
Mercury General Corporation	4	338
MetLife, Inc.	19	1,557
Metrocity Bankshares, Inc.	1	24
Metropolitan Bank Holding Corp.	1	73
MGIC Investment Corporation	15	438
Mid Penn Bancorp, Inc.	1	16
Midland States Bancorp, Inc.	2	26
MidWestOne Financial Group, Inc.	1	21
Moelis & Company - Class A	1	74
Moody's Corporation	3	1,388
Morgan Stanley	29	4,539
Morningstar, Inc.	2	495
Mr. Cooper Group Inc.	4	948
MSCI Inc. - Class A	2	904
MVB Financial Corp.	1	15
Nasdaq, Inc.	15	1,309
National Bank Holdings Corporation - Class A	3	118
National Bankshares, Inc.	—	2
Navient Corporation	6	74
NBT Bancorp Inc.	4	148
NCR Atleos Corporation (a)	5	197
Nelnet, Inc. - Class A	2	235
NI Holdings Inc. (a)	1	12
Nicolet Bankshares, Inc.	1	143
NMI Holdings, Inc. - Class A (a)	6	222
Northeast Bank	—	50
Northern Trust Corporation	6	784
Northfield Bancorp Inc.	5	62
Northrim Bancorp, Inc.	2	35
Northwest Bancshares, Inc.	10	124
Norwood Financial Corp. (b)	—	8
OceanFirst Financial Corp.	5	85
OFG Bancorp	3	148
Old National Bancorp	22	488
Old Republic International Corporation	13	545
Old Second Bancorp, Inc.	1	12
Onity Group Inc. (a)	—	9
Open Lending Corporation - Class A (a)	3	6
Oppenheimer Holdings Inc. - Class A	1	81
Origin Bancorp, Inc.	1	28
Orrstown Financial Services, Inc.	1	32
Oscar Health, Inc. - Class A (a)	5	103
P.C.B. Bancorp, Inc.	1	11
Palomar Holdings, Inc. (a)	1	94
Park National Corporation	1	193
Parke Bancorp, Inc.	1	15
Pathward Financial, Inc.	2	115
Paymentus Holdings, Inc. - Class A (a)	1	28
Payoneer Global Inc. (a)	22	133
PayPal Holdings, Inc. (a)	18	1,227
Paysafe Limited (a)	5	60
Peapack-Gladstone Financial Corporation	1	36
PennyMac Financial Services, Inc.	1	129
Peoples Bancorp Inc.	2	63
Peoples Financial Services Corp.	—	10
Pinnacle Financial Partners, Inc.	4	382
Pioneer Bancorp, Inc. (a)	1	15
Piper Sandler Companies	1	284
PJT Partners Inc. - Class A	1	123
Popular, Inc.	4	562
PRA Group, Inc. (a)	4	55
Preferred Bank	1	98
Primerica, Inc.	2	652
Primis Financial Corp.	3	32
Principal Financial Group, Inc.	6	535
ProAssurance Corporation (a)	4	107
PROG Holdings, Inc.	2	67
Progressive Corporation, The	10	2,430
Prosperity Bancshares, Inc.	6	416
Provident Bancorp Inc. (a)	1	15
Provident Financial Holdings, Inc.	—	6
Provident Financial Services, Inc.	8	154
Prudential Financial, Inc.	10	1,004
QCR Holdings, Inc.	1	74
Radian Group Inc.	9	309
Raymond James Financial, Inc.	6	1,058
Red River Bancshares, Inc.	—	12
Regional Management Corp.	2	70
Regions Financial Corporation	27	714
Reinsurance Group of America, Incorporated	3	525
Remitly Global, Inc. (a)	4	60
RenaissanceRe Holdings Ltd	3	649
Renasant Corporation	5	184
Repay Holdings Corporation - Class A (a)	2	10
Republic Bancorp, Inc. - Class A	2	109
RLI Corp.	5	328
Robinhood Markets, Inc. - Class A (a)	20	2,869
Root LLC - Class A (a)	—	13
S & T Bancorp, Inc.	3	100
S&P Global Inc.	4	1,906
Safety Insurance Group, Inc.	1	81
Seacoast Banking Corporation of Florida	4	115
SEI Investments Company	7	570
Selective Insurance Group, Inc.	4	286
ServisFirst Bancshares, Inc.	3	238

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Shift4 Payments, LLC - Class A (a) (b)	2	145
Shore Bancshares, Inc.	1	24
Sierra BanCorp	1	42
Simmons First National Corporation - Class A	9	169
SiriusPoint Ltd. (a)	9	160
Skyward Specialty Insurance Group, Inc. (a)	3	123
SLM Corporation	12	338
Smartfinancial, Inc.	1	31
SoFi Technologies, Inc. (a)	19	489
South Plains Financial, Inc.	1	30
Southern First Bancshares, Inc. (a)	1	53
Southern Missouri Bancorp, Inc.	1	30
Southside Bancshares, Inc.	3	74
Southstate Bank Corporation	7	675
State Street Corporation	8	900
Stellar Bancorp, Inc.	1	39
Stewart Information Services Corporation	1	109
Stifel Financial Corp.	5	560
Stock Yards Bancorp, Inc.	2	135
StoneX Group Inc. (a)	4	378
Synchrony Financial	12	850
Synovus Financial Corp.	9	427
T. Rowe Price Group, Inc.	7	700
Texas Capital Bancshares, Inc. (a)	3	280
TFS Financial Corporation	11	140
The PNC Financial Services Group, Inc.	7	1,358
The Western Union Company	20	163
Tiptree Inc.	3	57
Toast, Inc. - Class A (a)	7	260
Tompkins Financial Corporation	1	78
TowneBank	5	176
TPG Inc. - Class A	1	43
Tradeweb Markets Inc. - Class A	3	343
Travelers Companies, Inc., The	11	3,094
TriCo Bancshares	3	114
Triumph Financial, Inc. (a)	1	50
Truist Financial Corporation	24	1,087
Trupanion, Inc. (a)	1	43
Trustco Bank Corp N Y	2	69
Trustmark Corporation	4	176
U.S. Bancorp	27	1,292
UMB Financial Corporation	5	592
United Bankshares, Inc.	9	327
United Community Banks, Inc.	8	248
United Fire Group, Inc.	2	70
Unity Bancorp, Inc.	—	19
Universal Insurance Holdings, Inc.	2	44
Univest Financial Corporation	2	70
Unum Group	8	651
Valley National Bancorp	32	337
Velocity Financial Inc. (a)	1	16
Veritex Holdings, Inc.	4	125
Victory Capital Holdings, Inc. - Class A	3	170
Virtu Financial, Inc. - Class A	6	228
Virtus Investment Partners, Inc.	—	85
Visa Inc. - Class A	31	10,511
Voya Financial, Inc.	5	389
W. R. Berkley Corporation	10	781
WAFD, Inc.	6	181
Walker & Dunlop, Inc.	2	140
Washington Trust Bancorp, Inc.	2	59
Waterstone Financial, Inc.	3	51
Webster Financial Corporation	8	492
Wells Fargo & Company	79	6,587
WesBanco, Inc.	7	231
West Bancorporation, Inc.	2	37
Westamerica Bancorporation	2	102
Western Alliance Bancorporation	6	503
Westwood Holdings Group, Inc.	1	13
Wex, Inc. (a)	2	301
White Mountains Insurance Group Ltd	—	288
Willis Towers Watson Public Limited Company	3	1,188
Wintrust Financial Corporation	3	460
WisdomTree, Inc. (b)	9	130
World Acceptance Corporation (a)	—	79
WSFS Financial Corporation	4	216
Zions Bancorporation, National Association	9	537
Zurich American Corporation	4	210
		216,350
Industrials 12.1%
3D Systems Corporation (a)	9	25
3M Company	11	1,663
A. O. Smith Corporation	6	463
AAON, Inc.	2	152
AAR Corp. (a)	2	187
ABM Industries Incorporated	4	191
ACCO Brands Corporation	8	33
Acuity Brands, Inc.	2	568
Acuren Corporation (a)	4	58
ACV Auctions Inc. - Class A (a)	6	61
Advanced Drainage Systems, Inc.	4	549
Aebi Schmidt Holding AG	3	37
AECOM	5	710
AeroVironment, Inc. (a)	1	326
AGCO Corporation	5	488
Air Lease Corporation - Class A	7	458
Alamo Group Inc.	1	155
Alaska Air Group, Inc. (a)	8	391
Albany International Corp. - Class A	1	61
Alight, Inc. - Class A	12	40
Allegiant Travel Company (a)	1	35
Allegion Public Limited Company	5	845
Allison Systems, Inc.	7	553
Alta Equipment Group Inc. - Class A	2	15
Amentum Holdings, Inc. (a)	2	45
Ameresco, Inc. - Class A (a)	1	38
American Airlines Group Inc. (a)	18	204
American Woodmark Corporation (a)	1	80
AMETEK, Inc.	6	1,191
API Group Corporation (a)	21	723
Apogee Enterprises, Inc.	1	58
Applied Industrial Technologies, Inc.	2	549
Arcbest Corporation	1	81
Arcosa, Inc.	4	330
Argan, Inc.	1	298
Armstrong World Industries, Inc.	3	491
Astec Industries, Inc.	2	81
Astronics Corporation (a)	2	101
Astronics Corporation - Class B (a)	1	65
ATI Inc. (a)	7	597
Atkore Inc.	1	91
ATMUS Filtration Technologies Inc.	1	30
Automatic Data Processing, Inc.	7	2,150
Avis Budget Group, Inc. (a) (b)	—	52
Axon Enterprise, Inc. (a)	1	826
AZZ Inc.	2	180
Barrett Business Services, Inc.	1	67
Blue Bird Global Corporation (a)	1	51
BlueLinx Holdings Inc. (a)	1	55
Boeing Company, The (a)	11	2,291
Boise Cascade Company	2	136
Booz Allen Hamilton Holding Corporation - Class A	3	283
Bowman Consulting Group Ltd. (a)	1	56
Brady Corporation - Class A	3	196
BrightView Holdings, Inc. (a)	7	92
Brink's Company, The	2	267
Broadridge Financial Solutions, Inc.	3	749
Builders FirstSource, Inc. (a)	7	809
BWXT Government Group, Inc.	4	748
C.H. Robinson Worldwide, Inc.	6	818
Caci International Inc. - Class A (a)	1	589
Cadeler A/S - ADR (a)	1	17
Cadre Holdings, Inc.	1	22
Carlisle Companies Incorporated	2	608
Carrier Global Corporation	10	590
Casella Waste Systems, Inc. - Class A (a)	3	275
Caterpillar Inc.	8	4,055
CBIZ, Inc. (a)	3	179
CECO Environmental Corp. (a)	2	92

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Chart Industries, Inc. (a)	1	132
Cimpress Public Limited Company (a)	1	89
Cintas Corporation	7	1,347
Civeo Corporation	1	15
Clarivate PLC (a)	24	92
Clean Harbors, Inc. (a)	3	809
CNH Industrial N.V.	62	669
Columbus McKinnon Corporation	2	26
Comfort Systems USA, Inc.	2	1,396
Commercial Vehicle Group, Inc. (a)	5	8
Concrete Pumping Holdings, Inc.	1	9
Conduent Incorporated (a)	15	41
Construction Partners, Inc. - Class A (a)	2	301
Copa Holdings, S.A. - Class A	3	302
Copart, Inc. (a)	14	650
Core & Main, Inc. - Class A (a)	8	443
Costamare Bulkers Holdings Limited (a)	2	23
Costamare Inc.	8	95
Covenant Logistics Group, Inc. - Class A	2	41
CRA International, Inc.	1	107
Crane Company	3	514
CSG Systems International, Inc.	2	139
CSW Industrials, Inc.	1	196
CSX Corporation	54	1,904
Cummins Inc.	4	1,762
Curtiss-Wright Corporation	2	905
Dayforce, Inc. (a)	4	304
Deere & Company	5	2,494
Delta Air Lines, Inc.	31	1,749
Deluxe Corporation	5	90
Distribution Solutions Group, Inc. (a)	1	30
DNOW Inc. (a)	9	132
Donaldson Company, Inc.	7	564
Douglas Dynamics, Inc.	2	67
Dover Corporation	4	655
Driven Brands Holdings Inc. (a)	2	38
Ducommun Incorporated (a)	1	124
DXP Enterprises, Inc. (a)	1	122
Dycom Industries, Inc. (a)	2	542
Eaton Corporation Public Limited Company	4	1,647
Elance, Inc. (a)	2	46
EMCOR Group, Inc.	2	1,067
Emerson Electric Co.	7	941
Energy Recovery, Inc. (a)	3	41
Enerpac Tool Group Corp. - Class A	3	107
EnerSys	2	282
Ennis, Inc.	2	46
Enpro Inc.	1	244
Enviri Corporation (a)	7	86
Equifax Inc.	3	728
ESAB Corporation	3	372
ESCO Technologies Inc.	1	306
Everus Construction Group, Inc. (a)	3	238
ExlService Holdings, Inc. (a)	7	330
Expeditors International of Washington, Inc. - Class A	6	713
Exponent, Inc.	1	54
Fastenal Company	25	1,202
Federal Signal Corporation	3	357
FedEx Corporation	8	1,847
Ferguson Enterprises Inc.	6	1,394
First Advantage Corporation (a)	5	70
Flowserve Corporation	7	369
Fluence Energy, Inc. - Class A (a) (b)	4	44
Fluor Corporation (a)	8	325
Forrester Research, Inc. (a)	2	18
Fortive Corporation	10	487
Fortune Brands Innovations, Inc.	5	275
Franklin Covey Co. (a)	1	21
Franklin Electric Co., Inc.	2	197
Frontier Group Holdings, Inc. (a) (b)	2	11
FTAI Aviation Ltd.	—	34
FTAI Infrastructure Inc.	4	19
FTI Consulting, Inc. (a)	2	246
FuelCell Energy, Inc. (a)	—	3
Gates Industrial Corporation PLC (a)	5	130
GATX Corporation	2	390
GE Vernova Inc.	3	1,731
Genco Shipping & Trading Limited	1	14
Gencor Industries, Inc. (a)	1	8
Generac Holdings Inc. (a)	2	294
General Dynamics Corporation	4	1,343
General Electric Company	12	3,509
Genpact Limited	10	402
Gibraltar Industries, Inc. (a)	2	95
Global Industrial Company	2	86
Gorman- Rupp Company, The	2	94
Graco Inc.	7	630
Graham Corporation (a)	—	22
Granite Construction Incorporated	2	262
Great Lakes Dredge & Dock Corporation (a)	7	88
Greenbrier Companies, Inc., The	2	107
Griffon Corporation	2	143
GXO Logistics Inc. (a)	5	258
Hayward Holdings, Inc. (a)	3	48
Healthcare Services Group, Inc. (a)	5	85
Heartland Express, Inc.	5	40
HEICO Corporation	1	358
HEICO Corporation - Class A	2	432
Heidrick & Struggles International, Inc.	1	73
Helios Technologies, Inc.	2	113
Herc Holdings Inc.	3	348
Hertz Global Holdings, Inc. (a)	17	115
Hexcel Corporation	2	140
Hillenbrand, Inc.	3	92
Hillman Solutions Corp. - Class A (a)	7	68
HNI Corporation	3	141
Honeywell International Inc.	11	2,346
Howmet Aerospace Inc.	10	1,984
Hub Group, Inc. - Class A	3	104
Hubbell Incorporated	2	725
Hudson Global, Inc. (a)	—	1
Hudson Technologies, Inc. (a)	3	26
Huntington Ingalls Industries, Inc.	2	453
Hurco Companies, Inc. (a)	—	5
Huron Consulting Group Inc. (a)	1	164
Hyster-Yale, Inc. - Class A	1	27
IBEX Limited (a)	1	34
ICF International, Inc.	1	70
IDEX Corporation	2	354
IES Holdings, Inc. (a)	2	712
Illinois Tool Works Inc.	7	1,894
Ingersoll Rand Inc.	8	674
Insperity, Inc.	1	53
Insteel Industries, Inc.	1	40
Interface, Inc. - Class A	4	125
ITT Inc.	4	689
J.B. Hunt Transport Services, Inc.	5	686
Jacobs Solutions Inc.	4	650
Janus International Group, Inc. (a)	2	20
JELD-WEN Holding, Inc. (a)	6	29
JetBlue Airways Corporation (a) (b)	14	68
Johnson Controls International Public Limited Company	11	1,234
Kadant Inc.	1	203
KBR, Inc.	8	369
Kennametal Inc.	5	102
Kforce Inc.	1	31
Kirby Corporation (a)	3	254
Knight-Swift Transportation Holdings Inc. - Class A	8	324
Korn Ferry	4	258
Kratos Defense & Security Solutions, Inc. (a)	8	688
L. B. Foster Company (a)	1	27
L3Harris Technologies, Inc.	5	1,589
Landstar System, Inc.	1	174
Leidos Holdings, Inc.	5	886
Lennox International Inc.	1	527
Leonardo DRS, Inc.	1	38
Limbach Holdings, Inc. (a)	—	39
Lincoln Electric Holdings, Inc.	3	604

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Lindsay Corporation	—	65
Liquidity Services, Inc. (a)	2	46
Loar Holdings Inc. (a)	1	50
Lockheed Martin Corporation	4	2,021
LSI Industries Inc.	1	27
Luxfer Holdings PLC	2	21
Lyft, Inc. - Class A (a)	6	124
Manitowoc Company, Inc., The (a)	1	13
ManpowerGroup Inc.	2	84
Marten Transport, Ltd.	2	22
Masco Corporation	7	525
MasTec, Inc. (a)	4	858
Masterbrand, Inc. (a)	7	97
Matrix Service Company (a)	3	42
Matson Intermodal - Paragon, Inc.	2	186
Maximus, Inc.	3	241
Mayville Engineering Company, Inc. (a)	1	13
McGrath RentCorp	1	176
Mercury Systems, Inc. (a)	3	235
Middleby Corporation, The (a)	3	438
Miller Industries, Inc.	1	39
Millerknoll, Inc.	4	66
Mine Safety Appliances Company, LLC	2	341
Mistras Group, Inc. (a)	3	25
Monocle Acquisition Corporation (a)	2	19
Montrose Environmental Group, Inc. (a)	2	42
MOOG Inc. - Class A	2	330
MRC Global Inc. (a)	6	92
MSC Industrial Direct Co., Inc. - Class A	3	267
Mueller Industries, Inc.	6	590
Mueller Water Products, Inc. - Class A	9	217
MYR Group Inc. (a)	1	139
N L Industries, Inc.	1	6
National Presto Industries, Inc.	1	70
Newpark Resources, Inc. (a)	7	83
Nextracker LLC - Class A (a)	2	141
NN, Inc. (a)	3	6
Nordson Corporation	1	335
Norfolk Southern Corporation	5	1,565
Northrop Grumman Corporation	2	1,400
Nvent Electric Public Limited Company	6	587
NWPX Infrastructure, Inc. (a)	1	53
Old Dominion Freight Line, Inc.	5	673
Omega Flex, Inc.	—	3
Openlane, Inc. (a)	8	225
Orion Group Holdings, Inc. (a)	2	13
Oshkosh Corporation	4	477
Otis Worldwide Corporation	7	675
Owens Corning	6	832
P.A.M. Transportation Services, Inc. (a)	1	14
PACCAR Inc	14	1,356
Pangaea Logistics Solutions Ltd.	3	17
Park Aerospace Technologies Corp.	2	43
Parker-Hannifin Corporation	2	1,161
Park-Ohio Holdings Corp.	1	27
Parsons Corporation (a)	4	344
Paychex, Inc.	8	956
Paycom Software, Inc.	2	356
Paylocity Holding Corporation (a)	1	236
Pentair Public Limited Company	8	929
Planet Labs Inc. - Class A (a)	5	60
Plug Power Inc. (a)	24	55
Powell Industries, Inc. (b)	1	217
Preformed Line Products Company	—	37
Primoris Services Corporation	3	379
Proto Labs, Inc. (a)	2	88
Quad/Graphics, Inc. - Class A	4	28
Quanex Building Products Corporation	4	51
Quanta Services, Inc.	3	1,317
Radiant Logistics, Inc. (a)	3	20
RBC Bearings Incorporated (a)	1	560
Regal Rexnord Corporation	3	410
Republic Services, Inc.	5	1,153
Resideo Technologies, Inc. (a)	9	372
Resources Connection, Inc.	4	22
REV Group, Inc.	3	158
Robert Half Inc.	3	92
Rocket Lab Corporation (a) (b)	5	261
Rockwell Automation, Inc.	2	839
Rollins, Inc.	11	641
RTX Corporation	23	3,771
Rush Enterprises, Inc. - Class A	4	230
Rush Enterprises, Inc. - Class B	1	39
RXO Inc (a)	5	78
Ryder System, Inc.	3	633
Saia, Inc. (a)	1	238
Schneider National, Inc. - Class B	3	73
Science Applications International Corporation	3	275
Sensata Technologies Holding PLC	6	174
Shoals Technologies Group, Inc. - Class A (a)	2	17
SIFCO Industries, Inc. (a)	—	1
Simpson Manufacturing Co., Inc.	2	337
SiteOne Landscape Supply, Inc. (a)	2	216
SkyWest, Inc. (a)	3	276
Snap-on Incorporated	2	740
Southwest Airlines Co.	17	541
SPX Technologies, Inc. (a)	3	472
SS&C Technologies Holdings, Inc.	8	669
Standex International Corporation	1	155
Stanley Black & Decker, Inc.	6	469
Steelcase Inc. - Class A	7	114
Sterling Infrastructure, Inc. (a)	2	597
Stratasys, Inc. (a)	1	13
Sunrun Inc. (a)	11	191
Symbotic Inc. - Class A (a) (b)	1	51
Taskus, Inc. - Class A (a)	—	9
Tecnoglass Inc.	3	168
Tennant Company	1	60
Terex Corporation	2	128
Tetra Tech, Inc.	10	348
Textron Inc.	8	654
Thermon Group Holdings, Inc. (a)	2	53
Timken Company, The	3	247
Titan Machinery Inc. (a)	1	21
Toro Company, The	5	377
Trane Technologies Public Limited Company	4	1,665
Transcat, Inc. (a)	—	34
TransDigm Group Incorporated	1	1,186
TransUnion	5	427
Trex Company, Inc. (a)	3	146
Trinet Group, Inc.	1	85
Trinity Industries, Inc.	6	176
TrueBlue, Inc. (a)	6	36
TTEC Holdings, Inc. (a) (b)	5	15
Tutor Perini Corporation (a)	5	297
Twin Disc, Incorporated	1	17
Uber Technologies, Inc. (a)	18	1,736
UFP Industries, Inc.	4	334
U-Haul Holding Company (a)	1	64
U-Haul Holding Company - Series N	8	427
UL Solutions Inc. - Class A	1	54
Ultralife Corporation (a)	—	1
Unifirst Corporation	1	165
Union Pacific Corporation	12	2,722
United Airlines Holdings, Inc. (a)	20	1,934
United Parcel Service, Inc. - Class B	17	1,386
United Rentals, Inc.	3	2,745
Universal Logistics Holdings, Inc.	2	53
V2X, Inc. (a)	1	74
Valmont Industries, Inc.	1	381
Veralto Corporation	4	418
Verisk Analytics, Inc.	4	933
Verra Mobility Corporation - Class A (a)	8	186
Vertiv Holdings Co - Class A	6	970
Vestis Corporation	5	21
Vicor Corporation (a)	1	70
VSE Corporation	1	199
W.W. Grainger, Inc.	1	1,205
Wabash National Corporation	1	15
Waste Management, Inc.	8	1,750

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Watsco, Inc.	1	313
Watts Water Technologies, Inc. - Class A	2	422
Werner Enterprises, Inc.	3	71
WESCO International, Inc.	3	645
Westinghouse Air Brake Technologies Corporation	5	907
Willdan Group, Inc. (a)	1	94
Willis Lease Finance Corporation	—	32
Willscot Holdings Corporation - Class A	8	173
Woodward, Inc.	3	705
Worthington Industries, Inc.	2	110
XPO, Inc. (a)	6	769
Xylem Inc.	6	866
Zurn Elkay Water Solutions Corporation	3	130
		159,795
Consumer Discretionary 10.5%
1-800-Flowers.com, Inc. - Class A (a)	4	16
Abercrombie & Fitch Co. - Class A (a)	3	233
Academy Sports & Outdoors, Inc.	4	197
Acushnet Holdings Corp.	4	322
Adient Public Limited Company (a)	3	76
ADT, Inc.	36	316
Adtalem Global Education Inc. (a)	2	344
Advance Auto Parts, Inc.	3	163
Airbnb, Inc. - Class A (a)	5	567
A-Mark Precious Metals, Inc.	1	20
Amazon.com, Inc. (a)	152	33,290
American Axle & Manufacturing Holdings, Inc. (a)	9	54
American Eagle Outfitters, Inc.	6	97
American Outdoor Brands, Inc. (a)	2	14
American Public Education, Inc. (a)	2	75
America's Car Mart, Inc. (a)	—	12
Aptiv PLC (a)	8	673
Aramark	13	518
Arhaus, Inc. - Class A (a)	3	33
ARKO Corp. - Class A	3	14
Asbury Automotive Group, Inc. (a)	1	324
Autoliv, Inc.	5	663
AutoNation, Inc. (a)	3	599
AutoZone, Inc. (a)	—	1,227
Bassett Furniture Industries, Incorporated	—	8
Bath & Body Works, Inc.	6	146
Beazer Homes USA, Inc. (a)	3	70
Best Buy Co., Inc.	12	913
Beyond, Inc. (a)	2	15
Biglari Holdings Inc. - Class A (a) (b)	—	17
Biglari Holdings Inc. - Class B (a)	—	36
Birkenstock Holding PLC (a)	—	17
BJ's Restaurants, Inc. (a)	2	58
Bloomin' Brands, Inc.	5	35
Booking Holdings Inc.	—	2,689
Boot Barn Holdings, Inc. (a)	2	267
BorgWarner Inc.	13	587
Boyd Gaming Corporation	3	272
Bright Horizons Family Solutions, Inc. (a)	3	284
Brinker International, Inc. (a)	2	237
Brunswick Corporation	3	183
Build-A-Bear Workshop, Inc.	1	66
Burlington Stores, Inc. (a)	2	613
Caesars Entertainment, Inc. (a)	7	190
Caleres, Inc.	2	23
Camping World Holdings, Inc. - Class A	3	43
Capri Holdings Limited (a)	7	139
CarMax, Inc. (a)	6	257
Carnival Corporation (a)	39	1,116
Carriage Services, Inc.	2	70
Carter's, Inc.	1	33
Carvana Co. - Class A (a)	3	1,086
Cato Corporation, The - Class A	2	10
CAVA Group, Inc. (a)	1	84
Cavco Industries, Inc. (a)	—	242
Century Communities, Inc.	1	81
Cheesecake Factory Incorporated, The	3	167
Chegg, Inc. (a)	4	7
Chewy, Inc. - Class A (a)	3	102
Chipotle Mexican Grill, Inc. (a)	23	907
Choice Hotels International, Inc.	2	200
Churchill Downs Incorporated	3	245
Citi Trends, Inc. (a)	2	57
Columbia Sportswear Company	2	116
Cooper-Standard Holdings Inc. (a)	3	112
Coupang, Inc. - Class A (a)	23	730
Coursera, Inc. (a)	4	45
Cracker Barrel Old Country Store, Inc.	1	45
Crocs, Inc. (a)	3	229
Culp, Inc. (a)	2	7
D.R. Horton, Inc.	8	1,338
Dana Incorporated	6	121
Darden Restaurants, Inc.	3	617
Dave & Buster's Entertainment, Inc. (a)	1	13
Deckers Outdoor Corporation (a)	4	436
Denny's Corporation (a)	4	21
Destination XL Group, Inc. (a)	4	6
Dick's Sporting Goods, Inc.	4	840
Dillard's, Inc. - Class A (b)	1	570
DK Crown Holdings Inc. - Class A (a)	6	240
Domino's Pizza, Inc.	1	365
DoorDash, Inc. - Class A (a)	3	908
Dorman Products, Inc. (a)	2	256
Dream Finders Homes, Inc. - Class A (a) (b)	2	63
Duluth Holdings Inc. - Class B (a)	3	11
Duolingo, Inc. - Class A (a)	1	218
Dutch Bros Inc. - Class A (a)	3	138
eBay Inc.	15	1,362
El Pollo Loco Holdings, Inc. (a)	2	17
Escalade, Incorporated (b)	1	11
Ethan Allen Interiors Inc.	3	75
ETSY, Inc. (a)	2	144
Expedia Group, Inc.	3	630
FIGS, Inc. - Class A (a)	9	58
First Watch Restaurant Group, Inc. (a)	3	49
Five Below, Inc. (a)	2	252
Flexsteel Industries, Inc.	1	34
Floor & Decor Holdings, Inc. - Class A (a)	3	211
Flutter Entertainment Public Limited Company (a)	1	201
Ford Motor Company	129	1,542
Fossil Group, Inc. (a)	5	12
Fox Factory Holding Corp. (a)	2	60
Frontdoor, Inc. (a)	4	263
Gap, Inc., The	26	554
Garmin Ltd.	5	1,332
Garrett Motion Inc.	3	40
General Motors Company	41	2,470
Gentex Corporation	7	203
Gentherm Incorporated (a)	1	46
Genuine Parts Company	6	856
G-III Apparel Group, Ltd. (a)	2	48
Global Business Travel Group, Inc. - Class A (a)	3	22
Gopro Inc. - Class A (a) (b)	8	17
Graham Holdings Co., Ltd. - Class B	—	266
Grand Canyon Education, Inc. (a)	1	319
Green Brick Partners, Inc. (a)	3	194
Group 1 Automotive, Inc.	1	398
Guess?, Inc.	4	64
H & R Block, Inc.	5	232
Hamilton Beach Brands Holding Company - Class A	1	14
Hanesbrands Inc. (a)	11	70
Harley-Davidson, Inc.	4	114
Hasbro, Inc.	6	437
Haverty Furniture Companies, Inc.	2	34
Helen of Troy Limited (a)	1	31
Hilton Grand Vacations Inc. (a)	3	140
Hilton Worldwide Holdings Inc.	4	1,080
Home Depot, Inc., The	19	7,888
Hooker Furnishings Corporation	1	14
Hovnanian Enterprises, Inc. - Class A (a)	—	38
Hyatt Hotels Corporation - Class A	2	266
Installed Building Products, Inc.	1	359
Johnson Outdoors Inc. - Class A	1	39

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
KB Home	3	201
Kohl's Corporation	4	66
Kontoor Brands, Inc.	3	227
Lakeland Industries, Inc. (b)	—	2
Lands' End, Inc. (a)	1	21
Las Vegas Sands Corp.	10	520
Latham Group, Inc. (a)	3	24
Laureate Education, Inc. - Class A (a)	10	304
La-Z-Boy Incorporated	3	90
LCI Industries	1	134
Lear Corporation	2	215
Leggett & Platt, Incorporated	4	39
Lennar Corporation - Class A	5	656
Lennar Corporation - Class B	1	63
Leslie's, Inc. (a)	—	1
Levi Strauss & Co. - Class A	4	91
LGI Homes, Inc. (a)	1	41
Life Time Group Holdings, Inc. (a)	6	163
Lifetime Brands, Inc.	1	4
Light & Wonder, Inc. (a)	4	321
Lithia Motors, Inc. - Class A	2	491
LKQ Corporation	10	294
Lovesac Company, The (a)	1	22
Lowe`s Companies, Inc.	8	2,093
Lucid Group, Inc. (a)	1	30
Lululemon Athletica Inc. (a)	2	430
M/I Homes, Inc. (a)	1	189
Macy's, Inc.	17	312
Malibu Boats, Inc. - Class A (a)	1	36
Marine Products Corporation	2	15
MarineMax, Inc. (a)	2	39
Marriott International, Inc. - Class A	4	951
Marriott Vacations Worldwide Corporation	2	104
MasterCraft Boat Holdings, Inc. (a)	1	17
Mattel, Inc. (a)	23	386
Matthews International Corporation - Class A	2	43
McDonald's Corporation	11	3,377
Meritage Homes Corporation	4	261
MGM Resorts International (a)	9	311
Mister Car Wash, Inc. (a)	14	75
Mobileye Global Inc. - Class A (a)	3	38
Modine Manufacturing Company (a)	3	360
Mohawk Industries, Inc. (a)	3	343
Monarch Casino & Resort, Inc.	1	74
Motorcar Parts of America, Inc. (a)	2	32
Movado Group, Inc.	1	21
Murphy USA Inc.	1	337
Nathan's Famous, Inc.	1	66
National Vision Holdings, Inc. (a)	5	141
Newell Brands Inc.	19	102
Nike, Inc. - Class B	13	880
Nishka, Inc. - Class A (a)	3	11
Norwegian Cruise Line Holdings Ltd. (a)	13	332
NVR, Inc. (a)	—	1,077
ODP Corporation, The (a)	2	45
Ollie's Bargain Outlet Holdings, Inc. (a)	3	368
OneSpaWorld Holdings Limited	6	125
O'Reilly Automotive, Inc. (a)	13	1,437
Oxford Industries, Inc.	1	38
Papa John's International, Inc.	—	11
Patrick Industries, Inc.	2	253
PENN Entertainment, Inc. (a)	6	124
Penske Automotive Group, Inc.	3	440
Perdoceo Education Corporation	5	190
PetMed Express, Inc. (a) (b)	2	6
Phinia Inc.	3	175
Planet Fitness, Inc. - Class A (a)	4	410
Polaris Inc.	2	116
Pool Corporation	1	429
Potbelly Corporation (a)	2	35
PulteGroup, Inc.	6	825
Pursuit Attractions And Hospitality, Inc. (a)	2	59
PVH Corp.	2	163
Quantumscape Battery, Inc. - Class A (a)	3	37
Ralph Lauren Corporation - Class A	2	642
Red Rock Resorts, Inc. - Class A	1	91
Revolve Group Inc. - Class A (a)	1	24
RH (a)	—	78
Rivian Automotive, Inc. - Class A (a)	26	387
Rocky Brands, Inc.	1	18
Ross Stores, Inc.	10	1,552
Royal Caribbean Cruises Ltd.	6	1,960
Sally Beauty Holdings, Inc. (a)	6	94
Service Corporation International	8	636
Shake Shack, Inc. - Class A (a)	2	169
SharkNinja, Inc. (a)	6	611
Shoe Carnival, Inc.	2	32
Signet Jewelers Limited	2	163
Skyline Champion Corporation (a)	2	189
Sleep Number Corporation (a)	1	10
Smith & Wesson Brands, Inc.	2	15
Somnigroup International Inc.	7	595
Sonic Automotive, Inc. - Class A	2	146
Sonos, Inc. (a)	3	46
Sportsman's Warehouse Holdings, Inc. (a)	3	9
Standard Motor Products, Inc.	2	79
Starbucks Corporation	18	1,484
Steven Madden, Ltd.	2	73
Stitch Fix, Inc. - Class A (a)	1	4
Stoneridge, Inc. (a)	3	24
Strategic Education, Inc.	1	69
Strattec Security Corporation (a)	—	15
Stride, Inc. (a)	3	412
Superior Group of Companies, Inc.	1	11
Sweetgreen, Inc. - Class A (a)	3	27
Tapestry, Inc.	14	1,546
Taylor Morrison Home II Corporation - Class A (a)	7	451
Tesla Inc. (a)	25	10,973
Texas Roadhouse, Inc. - Class A	4	607
The Buckle, Inc.	5	265
The Goodyear Tire & Rubber Company (a)	10	75
The Wendy's Company	6	53
Thor Industries, Inc.	2	239
Tile Shop Holdings, Inc. (a)	7	42
Tilly's, Inc. - Class A (a) (b)	1	2
TJX Companies, Inc., The	20	2,947
Toll Brothers, Inc.	6	769
TopBuild Corp. (a)	2	611
Topgolf Callaway Brands Corp. (a)	9	81
Tractor Supply Company	14	808
Travel + Leisure Co.	3	196
TRI Pointe Homes Holdings, Inc. (a)	4	141
Ulta Beauty, Inc. (a)	2	1,010
Under Armour, Inc. - Class A (a) (b)	11	56
Under Armour, Inc. - Class C (a)	14	67
Unifi, Inc. (a)	2	10
United Parks And Resorts Inc. (a)	2	110
Universal Electronics Inc. (a)	1	4
Universal Technical Institute, Inc. (a)	2	54
Upbound Group, Inc.	4	101
Urban Outfitters, Inc. (a)	6	440
V.F. Corporation	17	241
Vail Resorts, Inc.	2	226
Valvoline, Inc. (a)	5	187
Vera Bradley, Inc. (a)	3	6
Victoria's Secret & Co. (a)	5	133
Visteon Corporation	1	143
Vitamin Oldco Holdings, Inc. (a) (d)	7	—
Warby Parker Inc. - Class A (a)	2	64
Weyco Group, Inc.	1	28
Whirlpool Corporation	3	244
Williams-Sonoma, Inc.	4	686
Wingstop Inc.	1	143
Winmark Corporation	—	85
Winnebago Industries, Inc.	1	43
Wyndham Hotels & Resorts, Inc.	4	313
Wynn Resorts, Limited	3	400
XPEL, Inc. (a)	1	20
YETI Holdings, Inc. (a)	5	157
Yum! Brands, Inc.	6	870

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Zumiez Inc. (a)	2	31
		138,472
Communication Services 9.2%
Advantage Solutions, Inc. - Class A (a)	11	17
Alphabet Inc. - Class A	97	23,547
Alphabet Inc. - Class C	81	19,711
Altice USA, Inc. - Class A (a)	13	32
Angi Inc. - Class A (a)	1	12
Array Digital Infrastructure, Inc. (b)	2	118
AST Spacemobile, Inc. - Class A (a) (b)	2	122
AT&T Inc.	176	4,960
Atlanta Braves Holdings, Inc. - Series A (a)	—	16
Atlanta Braves Holdings, Inc. - Series C (a)	3	128
ATN International, Inc.	3	39
Bandwidth Inc. - Class A (a)	1	13
Boston Omaha Corporation - Class A (a)	1	18
Bumble Inc. - Class A (a)	2	11
Cable One, Inc.	—	69
CarGurus, Inc. - Class A (a)	3	114
Cars.com Inc. (a)	2	30
Cinemark Holdings, Inc.	7	206
Comcast Corporation - Class A	125	3,925
CommScope Holding Company, Inc. (a)	2	37
DHI Group, Inc. (a)	—	1
DoubleVerify Holdings, Inc. (a)	2	22
E.W. Scripps Company, The - Class A (a)	8	19
Electronic Arts Inc.	7	1,330
Entravision Communications Corporation - Class A	6	13
Former Charter Communications Parent, Inc. - Class A (a)	5	1,334
Fox Corporation - Class A	6	394
Fox Corporation - Class B	7	420
Frontier Communications Parent, Inc. (a)	11	415
Gannett Co., Inc. (a)	13	53
Gogo, Inc. (a)	3	27
Gray Media, Inc.	5	31
Grizzly Merger Sub 1, LLC - Series A (a)	—	9
Grizzly Merger Sub 1, LLC - Series C (a)	1	37
IDT Corporation - Class B	2	88
IMAX Corporation (a)	3	83
Integral Ad Science Holding Corp. (a)	4	40
Iridium Communications Inc.	4	72
John Wiley & Sons, Inc. - Class A	4	143
Liberty Broadband Corporation - Series A (a)	1	77
Liberty Broadband Corporation - Series C (a)	5	312
Liberty Global Ltd. - Class A (a)	6	69
Liberty Global Ltd. - Class C (a)	12	138
Liberty Latin America Ltd. - Class A (a)	2	18
Liberty Latin America Ltd. - Class C (a)	8	70
Liberty Media Corporation - Series A (a)	1	63
Liberty Media Corporation - Series A (a)	1	131
Liberty Media Corporation - Series C (a)	3	267
Liberty Media Corporation - Series C (a)	5	538
Lionsgate Studios Corp. (a)	20	140
Live Nation Entertainment, Inc. (a)	6	910
Lumen Technologies, Inc. (a)	34	210
Magnite, Inc. (a)	7	157
Marchex, Inc. - Class B (a)	—	—
Marcus Corporation, The	2	26
Match Group, Inc.	7	256
Meta Platforms, Inc. - Class A	40	29,114
Netflix, Inc. (a)	6	7,557
News Corporation - Class A	17	521
News Corporation - Class B	8	260
Nexstar Media Group, Inc. - Class A	2	490
Omnicom Group Inc.	9	702
Paramount Skydance Corporation - Class B	10	184
Pinterest, Inc. - Class A (a)	10	334
PubMatic, Inc. - Class A (a)	2	14
QuinStreet, Inc. (a)	2	36
Reddit, Inc. - Class A (a)	1	195
Roblox Corporation - Class A (a)	4	564
Roku, Inc. - Class A (a)	5	475
Scholastic Corporation	2	41
Shenandoah Telecommunications Company	3	37
Shutterstock, Inc.	2	33
Sinclair, Inc. - Class A	2	23
Snap Inc. - Class A (a)	27	209
Sphere Entertainment Co. - Class A (a) (b)	2	137
Sphere Entertainment Co. - Class A (a)	1	121
Sphere Entertainment Co. - Class A (a)	2	100
Spok Holdings, Inc.	2	36
Spotify Technology S.A. (a)	1	834
Stagwell, Inc. - Class A (a)	3	16
Starz Entertainment (a)	1	20
Sunrise Communications AG - Class A - ADR	4	209
Take-Two Interactive Software, Inc. (a)	3	693
TechTarget, Inc. (a)	1	8
TEGNA Inc.	10	212
Telephone and Data Systems, Inc.	8	310
The Interpublic Group of Companies, Inc.	25	692
The New York Times Company - Class A	8	470
Thryv Holdings, Inc. (a)	1	17
TKO Group Holdings Inc. - Class A	2	327
T-Mobile US, Inc.	11	2,738
Townsquare Media, Inc. - Class A	—	2
Trade Desk, Inc., The - Class A (a)	4	202
Travelzoo (a)	1	10
TripAdvisor, Inc. (a)	6	91
Truecar, Inc. (a)	12	23
Verizon Communications Inc.	155	6,810
Vimeo, Inc. (a)	12	96
Walt Disney Company, The	31	3,513
Warner Bros. Discovery, Inc. - Series A (a)	69	1,340
Warner Music Group Corp. - Class A	3	106
WideOpenWest, Inc. (a)	3	15
Yelp Inc. (a)	2	73
Zedge, Inc. - Class B (a)	1	2
Ziff Davis, Inc. (a)	2	74
ZoomInfo Technologies Inc. - Class A (a)	4	49
		121,173
Health Care 8.3%
10X Genomics, Inc. - Class A (a)	1	17
Abbott Laboratories	29	3,930
AbbVie Inc.	28	6,475
Acadia Healthcare Company, Inc. (a)	3	78
Acadia Pharmaceuticals Inc. (a)	3	54
Accuray Incorporated (a)	6	9
AdaptHealth LLC - Class A (a)	9	82
Adaptive Biotechnologies Corporation (a)	4	53
Addus HomeCare Corporation (a)	1	131
ADMA Biologics, Inc. (a)	7	107
Adverum Biotechnologies, Inc. (a)	1	4
Agilent Technologies, Inc.	7	870
Agilon Health, Inc. (a)	8	8
Agios Pharmaceuticals, Inc. (a)	1	36
Akero Therapeutics Inc. (a)	1	44
Aldeyra Therapeutics, Inc. (a)	4	22
Alector, Inc. (a)	5	16
Align Technology, Inc. (a)	2	255
Alkermes Public Limited Company (a)	8	253
Allogene Therapeutics, Inc. (a) (b)	13	16
Alnylam Pharmaceuticals, Inc. (a)	1	498
American Well Corporation - Class A (a)	—	2
Amgen Inc.	11	3,220
AMN Healthcare Services, Inc. (a)	3	54
Amneal Pharmaceuticals, Inc. - Class A (a)	5	49
AngioDynamics, Inc. (a)	4	50
ANI Pharmaceuticals, Inc. (a)	1	72
Anika Therapeutics, Inc. (a)	1	14
Arcellx Inc. (a)	1	55
Arcturus Therapeutics Holdings Inc. (a)	1	22
Arcus Biosciences, Inc. (a)	6	75
Artivion, Inc. (a)	3	118
Assertio Holdings, Inc. (a)	—	—
Astrana Health, Inc. (a)	2	56
AtriCure, Inc. (a)	2	61
Avanos Medical, Inc. (a)	1	17
Avantor, Inc. (a)	20	254

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Avidity Biosciences, Inc. (a)	1	44
AxoGen, Inc. (a)	4	67
Azenta, Inc. (a)	2	45
Baxter International Inc.	12	268
Beam Therapeutics Inc. (a) (b)	2	57
Becton, Dickinson and Company	5	913
Biogen Inc. (a)	4	496
BioLife Solutions, Inc. (a)	2	52
BioMarin Pharmaceutical Inc. (a)	6	305
Bio-Rad Laboratories, Inc. - Class A (a)	1	263
Bio-Techne Corporation	4	214
Boston Scientific Corporation (a)	18	1,722
Bristol-Myers Squibb Company	65	2,923
Brookdale Senior Living Inc. (a)	16	138
Bruker Corporation	4	140
C4 Therapeutics, Inc. (a)	7	16
Cardinal Health, Inc.	5	788
Castle Biosciences, Inc. (a)	1	17
Catalyst Pharmaceuticals, Inc. (a)	7	148
Cencora, Inc.	4	1,378
Centene Corporation (a)	13	454
Certara, Inc. (a)	4	52
Charles River Laboratories International, Inc. (a)	2	248
Chemed Corporation	1	261
Cigna Group, The	6	1,738
Collegium Pharmaceutical, Inc. (a)	2	59
Concentra Group Holdings Parent, Inc.	7	149
CONMED Corporation	2	72
Cooper Companies, Inc., The (a)	5	354
Corcept Therapeutics Incorporated (a)	3	246
CorVel Corporation (a)	3	201
Cross Country Healthcare, Inc. (a)	2	34
Cryoport, Inc. (a)	2	20
Cumberland Pharmaceuticals, Inc. (a)	1	3
CVS Health Corporation	21	1,565
Cytek Biosciences, Inc. (a)	6	20
Danaher Corporation	8	1,507
Davita Inc. (a)	3	357
Day One Biopharmaceuticals, Inc. (a)	1	9
Denali Therapeutics Inc. (a)	5	78
Dentsply Sirona Inc.	8	106
DexCom, Inc. (a)	5	363
Doximity, Inc. - Class A (a)	3	219
Dynavax Technologies Corporation (a)	4	44
Edgewise Therapeutics, Inc. (a)	1	19
Editas Medicine, Inc. (a)	2	6
Edwards Lifesciences Corporation (a)	12	907
Elanco Animal Health Incorporated (a) (b)	19	386
Elevance Health, Inc.	4	1,386
Eli Lilly and Company	12	9,245
Embecta Corp.	1	13
Emergent BioSolutions Inc. (a)	4	36
Enanta Pharmaceuticals, Inc. (a) (b)	2	19
Encompass Health Corporation	7	832
Enhabit Inc. (a)	4	32
Enovis Corporation (a)	2	71
Ensign Group, Inc., The	3	535
Envista Holdings Corporation (a)	8	157
Evolent Health, Inc. - Class A (a)	6	51
Exact Sciences Corporation (a)	7	363
Exelixis, Inc. (a)	14	588
Fate Therapeutics, Inc. (a)	2	2
Fortrea Holdings Inc. (a)	4	35
Fulcrum Therapeutics, Inc. (a)	2	21
Fulgent Genetics, Inc. (a)	1	32
GE HealthCare Technologies Inc.	11	813
Gilead Sciences, Inc.	24	2,705
Glaukos Corporation (a)	1	73
Globus Medical, Inc. - Class A (a)	2	103
GoodRx Holdings, Inc. - Class A (a)	3	14
Grail, Inc. (a)	1	39
Haemonetics Corporation (a)	1	68
Halozyme Therapeutics, Inc. (a)	5	400
Harmony Biosciences Holdings, Inc. (a)	2	48
HCA Healthcare, Inc.	2	999
Health Catalyst, Inc. (a)	1	4
HealthEquity, Inc. (a)	4	418
Healthstream, Inc.	2	60
Henry Schein, Inc. (a)	6	371
Hologic, Inc. (a)	7	474
Humana Inc.	3	730
Icon Public Limited Company (a)	2	274
ICU Medical, Inc. (a)	—	36
IDEXX Laboratories, Inc. (a)	2	1,039
Illumina, Inc. (a)	2	235
Immunovant, Inc. (a)	—	5
Incyte Corporation (a)	6	527
Innoviva, Inc. (a)	5	89
Inogen, Inc. (a)	1	10
Insmed Incorporated (a)	2	349
Inspire Medical Systems, Inc. (a)	—	33
Insulet Corporation (a)	2	689
Integer Holdings Corporation (a)	2	197
Integra LifeSciences Holdings Corporation (a)	3	44
Intellia Therapeutics, Inc. (a) (b)	3	50
Intuitive Surgical, Inc. (a)	3	1,480
Iovance Biotherapeutics, Inc. (a)	10	21
IQVIA Holdings Inc (a)	7	1,269
Iradimed Corporation	—	31
Jazz Pharmaceuticals Public Limited Company (a)	3	439
Johnson & Johnson	38	6,970
Kiniksa Pharmaceuticals International, PLC - Class A (a)	1	40
Kodiak Sciences Inc. (a)	3	43
Krystal Biotech, Inc. (a)	1	107
Kymera Therapeutics, Inc. (a)	1	52
Labcorp Holdings Inc.	2	661
Lantheus Holdings, Inc. (a)	3	151
LeMaitre Vascular, Inc.	1	114
Lensar, Inc. (a)	—	5
Lifestance Health Group, Inc. (a)	7	41
Ligand Pharmaceuticals Incorporated (a)	1	222
LivaNova PLC (a)	2	127
MacroGenics, Inc. (a)	3	5
MannKind Corporation (a)	14	73
Maravai LifeSciences Holdings, Inc. - Class A (a)	5	14
Masimo Corporation (a)	2	251
McKesson Corporation	2	1,477
Medpace Holdings, Inc. (a)	1	370
Medtronic, Inc.	22	2,100
Merck & Co., Inc.	55	4,609
Merit Medical Systems, Inc. (a)	3	259
Mesa Laboratories, Inc.	—	18
Mettler-Toledo International Inc. (a)	—	476
MiMedx Group, Inc. (a)	2	17
Moderna, Inc. (a)	6	152
Molina Healthcare, Inc. (a)	2	467
Myriad Genetics, Inc. (a)	6	41
Natera, Inc. (a)	2	397
National HealthCare Corporation	1	103
National Research Corporation	1	9
Neogenomics, Inc. (a)	7	52
Neurocrine Biosciences, Inc. (a)	4	492
Nurix Therapeutics, Inc. (a)	1	12
Nuvation Bio Operating Company LLC - Class A (a)	26	96
OmniAb, Inc. (a) (d)	—	—
OmniAb, Inc. (a) (d)	—	—
OmniAb, Inc. (a)	6	10
Omnicell, Inc. (a)	2	74
OptimizeRX Corporation (a)	2	51
Option Care Health, Inc. (a)	5	126
Orasure Technologies, Inc. (a)	4	13
Organogenesis Holdings Inc. - Class A (a)	8	35
Organon & Co.	13	137
Orthofix Medical Inc. (a)	3	51
Orthopediatrics Corp. (a)	1	25
Owens & Minor, Inc. (a)	7	33
Pacific Biosciences of California, Inc. (a) (b)	5	7
Pacira Pharmaceuticals, Inc. (a)	3	77
PDL BioPharma, Inc. (a) (b) (d)	6	2

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Pediatrix Medical Group, Inc. (a)	7	114
Pennant Group, Inc., The (a)	3	68
Penumbra, Inc. (a)	1	316
Perrigo Company Public Limited Company	7	164
Pfizer Inc.	101	2,573
Phibro Animal Health Corporation - Class A	2	64
Phreesia, Inc. (a)	2	38
Premier Healthcare Solutions, Inc. - Class A	5	145
Prestige Consumer Healthcare Inc. (a)	3	201
Progyny, Inc. (a)	2	42
Protagonist Therapeutics, Inc. (a)	1	46
Prothena Corporation Public Limited Company (a)	3	28
PTC Therapeutics, Inc. (a)	1	40
Quest Diagnostics Incorporated	3	650
QuidelOrtho Corporation (a)	1	22
RadNet, Inc. (a)	3	225
Rafael Holdings, Inc. - Class B (a)	1	2
RAPT Therapeutics, Inc. (a) (b)	—	5
Regeneron Pharmaceuticals, Inc.	1	662
Regenxbio Inc. (a)	3	33
Relay Therapeutics, Inc. (a)	2	11
Repligen Corporation (a)	2	285
Replimune Group, Inc. (a)	3	14
ResMed Inc.	3	875
Revolution Medicines, Inc. (a)	3	145
Revvity, Inc.	4	342
Roivant Sciences Ltd. (a)	6	91
Sarepta Therapeutics, Inc. (a)	1	28
Schrodinger, Inc. (a)	1	19
Seer, Inc. - Class A (a) (b)	8	17
Select Medical Holdings Corporation	9	113
SI-BONE, Inc. (a)	2	36
SIGA Technologies, Inc.	6	51
Sight Sciences, Inc. (a)	3	9
Solventum Corporation (a)	3	196
Sotera Health LLC (a)	13	199
STAAR Surgical Company (a)	3	88
Steris Public Limited Company	2	583
Stoke Therapeutics, Inc. (a)	2	53
Stryker Corporation	4	1,508
Supernus Pharmaceuticals, Inc. (a)	3	162
Surgery Partners, Inc. (a)	3	73
Surmodics, Inc. (a)	1	25
Sutro Biopharma, Inc. (a)	6	5
Teladoc Health, Inc. (a)	5	42
Teleflex Incorporated	2	225
Tenet Healthcare Corporation (a)	6	1,154
Thermo Fisher Scientific Inc.	4	2,027
TruBridge, Inc. (a)	1	15
U.S. Physical Therapy, Inc.	1	75
UFP Technologies, Inc. (a)	—	60
United Therapeutics Corporation (a)	2	916
UnitedHealth Group Incorporated	12	4,030
Universal Health Services, Inc. - Class B	3	676
Utah Medical Products, Inc.	—	13
Vanda Pharmaceuticals Inc. (a)	5	24
Varex Imaging Corporation (a)	3	38
Veeva Systems Inc. - Class A (a)	2	637
Veracyte, Inc. (a)	3	118
Vericel Corporation (a)	2	55
Vertex Pharmaceuticals Incorporated (a)	2	932
Viatris Inc.	44	438
Waters Corporation (a)	2	595
Waystar Holding Corp. (a)	2	86
West Pharmaceutical Services, Inc.	1	379
Xencor, Inc. (a)	4	51
Zentalis Pharmaceuticals, Inc. (a)	3	5
Zimmer Biomet Holdings, Inc.	5	528
ZimVie Inc. (a)	1	11
Zoetis Inc. - Class A	8	1,210
Zymeworks Inc. (a)	4	64
		109,536
Consumer Staples 5.1%
Albertsons Companies, Inc. - Class A	25	440
Alico, Inc.	1	29
Altria Group, Inc.	26	1,717
Andersons, Inc., The	1	38
Archer-Daniels-Midland Company	6	382
B&G Foods, Inc. (b)	3	11
Bellring Intermediate Holdings, Inc. (a)	5	177
BJ's Wholesale Club Holdings, Inc. (a)	7	695
Boston Beer Company, Inc., The - Class A (a)	—	82
Brown-Forman Corporation - Class A	3	85
Brown-Forman Corporation - Class B	6	170
Bunge Global SA	5	409
Calavo Growers, Inc.	2	43
Cal-Maine Foods, Inc.	3	254
Campbell's Company, The	15	464
Casey's General Stores, Inc.	2	1,046
Celsius Holdings, Inc. (a)	4	249
Central Garden & Pet Company (a)	1	37
Central Garden & Pet Company - Class A (a)	4	114
Church & Dwight Co., Inc.	6	540
Clorox Company, The	2	247
Coca-Cola Company, The	74	4,913
Coca-Cola Consolidated, Inc.	4	465
Colgate-Palmolive Company	16	1,270
Conagra Brands, Inc.	18	323
Constellation Brands, Inc. - Class A	5	664
Costco Wholesale Corporation	7	6,568
Coty Inc. - Class A (a)	28	115
Darling Ingredients Inc. (a)	6	182
Del Monte Fresh Produce Company	4	135
Dole Public Limited Company	2	24
Dollar General Corporation	9	936
Dollar Tree, Inc. (a)	7	681
e.l.f. Beauty, Inc. (a)	1	110
Edgewell Personal Care Colombia S A S	2	50
Energizer Holdings, Inc.	4	93
Estee Lauder Companies Inc., The - Class A	3	282
Farmer Bros. Co. (a)	2	3
Flowers Foods, Inc.	9	118
Freshpet, Inc. (a)	1	52
General Mills, Inc.	16	791
Grocery Outlet Holding Corp. (a)	4	66
Hain Celestial Group, Inc., The (a)	6	10
Herbalife Nutrition Ltd. (a)	4	32
Hershey Company, The	4	788
Hormel Foods Corporation	16	389
Ingles Markets, Incorporated - Class A	1	57
Ingredion Incorporated	4	478
Interparfums, Inc.	2	164
J&J Snack Foods Corp.	1	63
J. M. Smucker Company, The	4	444
John B. Sanfilippo & Son, Inc.	1	56
Kenvue Inc.	55	888
Keurig Dr Pepper Inc.	25	634
Kimberly-Clark Corporation	9	1,084
Kraft Heinz Company, The	23	602
Kroger Co., The	36	2,438
Lamb Weston Holdings, Inc.	5	317
Limoneira Company	1	16
Maplebear Inc. (a)	4	163
McCormick & Company, Incorporated	8	509
McCormick & Company, Incorporated	1	41
Medifast, Inc. (a)	—	7
MGPI Processing, Inc.	1	20
Mission Produce, Inc. (a)	3	40
Molson Coors Beverage Company - Class B	8	354
Mondelez International, Inc. - Class A	19	1,199
Monster Beverage 1990 Corporation (a)	14	948
National Beverage Corp. (a)	4	134
Natural Grocers By Vitamin Cottage, Inc.	2	85
Natural Health Trends Corp. (b)	—	1
Nature's Sunshine Products, Inc. (a)	1	12
Nu Skin Enterprises, Inc. - Class A	5	58
Oil-Dri Corporation of America	1	49
PepsiCo, Inc.	23	3,298
Performance Food Group Company (a)	8	827

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Philip Morris International Inc.	24	3,921
Pilgrim's Pride Corporation	7	266
Post Holdings, Inc. (a)	4	386
PriceSmart, Inc.	2	242
Primo Brands Corporation - Class A	1	20
Procter & Gamble Company, The	40	6,105
Reynolds Consumer Products Inc.	10	233
Seaboard Corporation	—	131
Seneca Foods Corporation - Class A (a)	1	74
Simply Good Foods Company, The (a)	5	134
Spectrum Brands Holdings, Inc.	1	66
Sprouts Farmers Market, Inc. (a)	5	519
Sysco Corporation	15	1,197
Target Corporation	14	1,234
The Chefs' Warehouse, Inc. (a)	3	148
The Honest Company, Inc. (a)	5	18
The Marzetti Company	1	237
Tootsie Roll Industries, Inc. (b)	2	103
Treehouse Foods, Inc. (a)	2	51
Turning Point Brands, Inc.	2	188
Tyson Foods, Inc. - Class A	9	482
United Natural Foods, Inc. (a)	4	149
Universal Corporation	2	112
US Foods Holding Corp. (a)	13	1,020
USANA Health Sciences, Inc. (a)	1	36
UTZ Brands, Inc. - Class A	2	29
Village Super Market, Inc. - Class A	1	37
Vita Coco Company, Inc., The (a)	1	42
Vital Farms, Inc. (a)	1	62
Walmart Inc.	75	7,751
WD-40 Company	1	131
Weis Markets, Inc.	2	145
		66,544
Energy 4.5%
Antero Midstream Corporation	26	500
Antero Resources Corporation (a)	15	505
Apa Corp.	16	395
Archrock, Inc.	9	235
Atlas Energy Solutions Inc. (b)	1	9
Baker Hughes Company - Class A	29	1,408
Berry Corporation (Bry)	5	20
Bristow Holdings U.S. Inc. (a)	1	53
Cactus, Inc. - Class A	3	124
California Resources Corporation	4	211
Centrus Energy Corp. - Class A (a)	1	341
Cheniere Energy, Inc.	6	1,453
Chevron Corporation	52	8,037
Chord Energy Corporation	—	47
Clean Energy Fuels Corp. (a)	5	14
CNX Resources Corporation (a)	9	304
Comstock Resources, Inc. (a) (b)	17	335
ConocoPhillips	45	4,246
Core Laboratories LP (b)	3	36
Core Natural Resources, Inc.	2	157
Coterra Energy Inc.	36	847
Crescent Energy Company - Class A	10	86
CVR Energy, Inc.	3	97
Delek US Holdings, Inc.	7	238
Devon Energy Corporation	42	1,464
DHT Holdings, Inc.	12	148
Diamondback Energy, Inc.	8	1,131
DMC Global Inc. (a)	2	19
Dorian LPG Ltd.	3	87
DT Midstream, Inc.	5	531
EOG Resources, Inc.	19	2,075
EQT Corporation	17	944
Evolution Petroleum Corporation	3	13
Expand Energy Corporation	10	1,104
Expro Group Holdings N.V. (a)	4	43
Exxon Mobil Corporation	104	11,724
Forum Energy Technologies, Inc. (a)	1	15
FutureFuel Corp.	4	14
Geospace Technologies Corporation (a)	1	13
Green Plains Inc. (a)	4	35
Gulf Island Fabrication, Inc. (a)	1	6
Gulfport Energy Operating Corporation (a)	1	163
Halliburton Company	36	889
Helix Energy Solutions Group, Inc. (a)	9	61
Helmerich & Payne, Inc.	4	78
HF Sinclair Corporation	6	331
Innovex International, Inc. (a)	4	76
International Seaways, Inc.	2	92
Kinder Morgan, Inc.	37	1,046
Kinetik Holdings Inc. - Class A (b)	2	80
Kodiak Gas Services, LLC	2	70
Kosmos Energy Ltd. (a)	15	25
Liberty Energy Inc. - Class A	13	163
Magnolia Oil & Gas Corporation - Class A	15	368
Mammoth Energy Services, Inc. (a)	2	5
Marathon Petroleum Corporation	9	1,643
Matador Resources Company	6	252
Murphy Oil Corporation	6	163
Nabors Industries Ltd. (a)	—	18
NACCO Industries, Inc. - Class A	—	21
Natural Gas Services Group, Inc.	2	47
New Fortress Energy Inc. - Class A (a) (b)	7	16
Noble Corporation 2022 Limited	2	60
Nordic American Tankers Limited	13	40
Northern Oil and Gas Incorporated	3	75
NOV Inc.	12	165
Occidental Petroleum Corporation	27	1,279
Oceaneering International, Inc. (a)	8	188
Oil States International, Inc. (a)	6	36
ONEOK, Inc.	16	1,140
Ovintiv Canada ULC	15	591
Par Pacific Holdings, Inc. (a)	3	116
PBF Energy Inc. - Class A	4	135
Peabody Energy Corporation	5	127
Permian Resources Corporation - Class A	31	397
Phillips 66	11	1,539
Propetro Holding Corp. (a)	6	32
Range Resources Corporation	12	462
REX American Resources Corporation (a)	1	31
RPC, Inc.	13	60
Schlumberger Limited	44	1,496
Scorpio Tankers Inc.	2	113
SEACOR Marine Holdings Inc. (a)	2	12
Seadrill Limited (a)	—	14
Select Water Solutions, Inc. - Class A	8	88
SFL Corporation Ltd.	9	71
SM Energy Company	6	156
Solaris Energy Infrastructure, Inc. - Class A	2	78
Talos Energy Inc. (a)	7	71
Targa Resources Corp.	7	1,117
TechnipFMC PLC	26	1,028
Teekay Corporation	7	60
Teekay Tankers Ltd. - Class A	1	53
TETRA Technologies, Inc. (a)	8	46
Texas Pacific Land Corporation	1	644
Tidewater Inc. (a)	2	107
Transocean Ltd. (a) (c)	35	110
Uranium Energy Corp. (a)	12	156
Valaris Limited (a)	2	87
Valero Energy Corporation	9	1,492
Viper Energy, Inc. - Class A	1	48
Vital Energy, Inc. (a)	1	22
Vitesse Energy, Inc.	2	49
W&T Offshore, Inc. (b)	16	28
Weatherford International Public Limited Company	4	243
Williams Companies, Inc., The	19	1,221
World Kinect Corporation	4	104
		59,858
Materials 3.0%
AdvanSix Inc.	2	43
Air Products and Chemicals, Inc.	4	1,081
Albemarle Corporation	4	303
Alcoa Corporation	9	307
Alpha Metallurgical Resources, Inc. (a)	1	85

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Alto Ingredients, Inc. (a)	10	11
Amcor Pty Ltd	104	847
American Vanguard Corporation (a)	4	20
Ampco-Pittsburgh Corporation (a)	1	2
AptarGroup, Inc.	3	428
Ardagh Metal Packaging S.A.	7	28
Ashland Inc.	2	103
Aspen Aerogels, Inc. (a)	2	14
Avery Dennison Corporation	4	589
Avient Corporation	5	159
Axalta Coating Systems Ltd. (a)	16	470
Balchem Corporation	2	261
Ball Corporation	8	402
Cabot Corporation	3	241
Carpenter Technology Corporation	3	813
Celanese Corporation - Class A	4	160
Century Aluminum Company (a)	4	125
CF Industries Holdings, Inc.	10	880
Chemours Company, The	3	53
Clearwater Paper Corporation (a)	—	3
Cleveland-Cliffs Inc. (a)	18	220
Coeur Mining, Inc. (a)	17	325
Commercial Metals Company	7	386
Compass Minerals International, Inc. (a)	3	64
Core Molding Technologies, Inc. (a)	1	16
Corteva, Inc.	17	1,144
CRH Public Limited Company	3	365
Crown Holdings, Inc.	7	722
Dow Inc.	17	389
DuPont de Nemours, Inc.	11	838
Eagle Materials Inc.	2	514
Eastman Chemical Company	7	416
Ecolab Inc.	4	1,084
Ecovyst Inc. (a)	4	36
Element Solutions Inc.	13	317
Ferroglobe PLC	13	60
FMC Corporation	4	133
Fortitude Gold Corporation	1	5
Freeport-McMoRan Inc.	39	1,523
Graphic Packaging Holding Company	19	376
Greif, Inc. - Class A	2	121
Greif, Inc. - Class B	1	64
H.B. Fuller Company	2	130
Hawkins, Inc.	1	217
Hecla Mining Company	37	442
Huntsman Corporation	8	70
Ingevity Corporation (a)	2	97
Innospec Inc.	1	95
International Flavors & Fragrances Inc.	6	382
International Paper Company	12	549
Intrepid Potash, Inc. (a)	2	63
Kaiser Aluminum Corporation	1	85
Koppers Holdings Inc.	2	46
KRC Materials, Inc. (a)	3	251
Kronos Worldwide, Inc.	8	44
Linde Public Limited Company	8	3,762
Louisiana-Pacific Corporation (W VA)	5	415
LSB Industries, Inc. (a)	4	28
LyondellBasell Industries N.V. - Class A	9	458
Martin Marietta Materials, Inc.	2	962
Materion Corporation	1	115
MATIV Holdings, Inc.	5	57
Mercer International Inc.	8	23
Metallus Inc. (a)	3	51
Minerals Technologies Inc.	2	95
Mosaic Company, The	15	533
MP Materials Corp. - Class A (a) (b)	6	394
Myers Industries, Inc.	2	36
NewMarket Corporation	1	482
Newmont Corporation	22	1,828
Nucor Corporation	6	858
O-I Glass, Inc. (a)	7	93
Olin Corporation	4	88
Olympic Steel, Inc.	1	32
Orion Engineered Carbons Finance & Co. S.C.A.	4	34
Packaging Corporation of America	4	959
PPG Industries, Inc.	7	766
Quaker Chemical Corporation	1	99
Ramaco Resources, Inc. - Class A	4	131
Ramaco Resources, Inc. - Class B	1	20
Ranpak Holdings Corp - Class A (a)	3	16
Reliance, Inc.	3	708
Royal Gold, Inc.	2	482
RPM International Inc.	5	588
Ryerson Holding Corporation	2	35
Scotts Miracle-Gro Company, The	—	19
Sealed Air Corporation	7	252
Sensient Technologies Corporation	2	204
Sherwin-Williams Company, The	4	1,505
Silgan Holdings Inc.	4	183
Smurfit Westrock Public Limited Company	11	473
Sonoco Products Company	6	271
Southern Copper Corporation	1	156
Steel Dynamics, Inc.	5	665
Stepan Company	1	61
SunCoke Energy, Inc.	8	65
Sylvamo Corporation	3	116
Tredegar Corporation (a)	3	22
TriMas Corporation	3	129
Tronox Holdings PLC	10	40
United States Lime & Minerals, Inc.	2	207
Vulcan Materials Company	4	1,112
Warrior Met Coal, Inc.	2	126
Westlake Corporation	2	190
Worthington Steel, Inc.	2	69
		39,030
Utilities 2.4%
AES Corporation, The	16	207
ALLETE, Inc.	3	226
Alliant Energy Corporation	7	496
Ameren Corporation	6	607
American Electric Power Company, Inc.	9	1,066
American States Water Company	2	133
American Water Works Company, Inc.	3	466
Artesian Resources Corporation - Class A	1	30
Atmos Energy Corporation	3	585
Avista Corporation	3	123
Black Hills Corporation	3	206
California Water Service Group	3	121
CenterPoint Energy, Inc.	14	541
Chesapeake Utilities Corporation	1	118
Clearway Energy, Inc. - Class A	2	54
Clearway Energy, Inc. - Class C	4	113
CMS Energy Corporation	6	462
Consolidated Edison, Inc.	8	771
Constellation Energy Group, Inc.	5	1,589
Dominion Energy, Inc.	15	922
DTE Energy Company	4	601
Duke Energy Corporation	12	1,488
Edison International	8	416
Entergy Corporation	9	865
Essential Utilities, Inc.	10	403
Evergy, Inc.	7	529
Eversource Energy	8	563
Exelon Corporation	20	898
FirstEnergy Corp.	12	537
Genie Energy Ltd. - Class B	2	30
H2O America	1	43
Hallador Energy Company (a)	3	61
Hawaiian Electric Industries, Inc. (a)	6	66
IDACORP, Inc.	2	323
MDU Resources Group, Inc.	14	254
MGE Energy, Inc.	2	153
Middlesex Water Company	1	39
National Fuel Gas Company	4	348
New Jersey Resources Corporation	7	338
NextEra Energy, Inc.	27	2,060
NiSource Inc.	13	573
Northwest Natural Holding Company	2	94

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
NorthWestern Corporation	3	166
NRG Energy, Inc.	7	1,103
OGE Energy Corp.	9	422
One Gas, Inc.	3	236
Ormat Technologies, Inc.	3	293
Otter Tail Corporation	2	132
PG&E Corporation	35	523
Pinnacle West Capital Corporation	5	471
Portland General Electric Company	5	206
PPL Corporation	16	577
Public Service Enterprise Group Incorporated	10	859
Sempra	12	1,100
Southwest Gas Holdings, Inc.	3	259
Spire Inc.	3	224
Talen Energy Corporation (a)	—	70
The Southern Company	17	1,594
The York Water Company	1	23
TXNM Energy, Inc.	4	244
UGI Corporation	9	312
Unitil Corporation	1	48
Vistra Corp.	10	2,040
WEC Energy Group Inc.	7	782
XCEL Energy Inc.	13	1,013
		32,215
Real Estate 0.4%
Anywhere Real Estate Inc. (a)	4	38
CBRE Group, Inc. - Class A (a)	8	1,303
Compass, Inc. - Class A (a)	9	69
CoStar Group, Inc. (a)	8	678
Cushman & Wakefield PLC (a)	13	211
Douglas Elliman Inc. (a)	6	17
Dwight A. Walker Real Estate, Inc. - Class A (a)	3	28
eXp World Holdings, Inc.	2	23
Florida Rock Properties, Inc. (a)	1	26
Forestar Group Inc. (a)	2	54
Howard Hughes Holdings Inc. (a)	3	264
Jones Lang LaSalle Incorporated (a)	2	683
Kennedy-Wilson Holdings, Inc.	11	93
Marcus & Millichap Company	2	70
Newmark Group, Inc. - Class A	9	171
Seaport Entertainment Group Inc. (a) (b)	1	19
St. Joe Company, The	2	94
Stratus Properties Inc. (a)	—	9
Tejon Ranch Co. (a)	3	50
The Rmr Group Inc. - Class A	2	30
Zillow Group, Inc. - Class A (a)	2	169
Zillow Group, Inc. - Class C (a)	7	518
		4,617
Total Common Stocks (cost $682,817)		1,316,800
RIGHTS 0.0%
ABIOMED, Inc. (a) (d)	1	1
Albireo Pharma, Inc. (a) (d)	2	15
Bristol-Myers Squibb Company (a)	2	—
Chinook Therapeutics, Inc. (a) (d)	5	—
Poseida Therapeutics, Inc. (a) (d)	5	2
Progenics Pharmaceuticals, Inc. (a) (b) (d)	—	—
Resolute Forest Products Inc. (a) (d)	8	2
Sage Therapeutics Inc. (a) (d)	1	—
Spectrum Pharmaceuticals, Inc. (a) (d)	3	—
Total Rights (cost $0)		20
SHORT TERM INVESTMENTS 0.1%
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 4.14% (e) (f)	1,670	1,670
Investment Companies 0.0%
JNL Government Money Market Fund - Class I, 4.04% (e) (f)	199	199
Total Short Term Investments (cost $1,869)		1,869
Total Investments 100.0% (cost $684,686)		1,318,689
Other Assets and Liabilities, Net (0.0)%		(296)
Total Net Assets 100.0%		1,318,393

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2025.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL/DFA U.S. Core Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.04% - Class I	2,670	78,110	80,581	80	—	—	199	—
JNL Government Money Market Fund, 4.14% - Class SL	577	14,246	13,153	23	—	—	1,670	0.1
	3,247	92,356	93,734	103	—	—	1,869	0.1

JNL/DFA U.S. Core Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Bridgewater Bancshares, Inc.	08/23/22	19	19	—
Transocean Ltd.	07/07/15	415	110	—
		434	129	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DFA U.S. Core Equity Fund
Assets - Securities
Common Stocks	1,316,798	—	2	1,316,800
Rights	—	—	20	20
Short Term Investments	1,869	—	—	1,869
	1,318,667	—	22	1,318,689

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL/DFA U.S. Small Cap Fund
COMMON STOCKS 99.9%
Industrials 20.6%
3D Systems Corporation (a)	16	48
A. O. Smith Corporation	13	978
AAON, Inc.	12	1,097
AAR Corp. (a)	7	588
ABM Industries Incorporated	12	539
ACCO Brands Corporation	22	87
Acme United Corporation	1	29
Acuity Brands, Inc.	5	1,627
Acuren Corporation (a)	13	173
ACV Auctions Inc. - Class A (a)	21	210
Advanced Drainage Systems, Inc.	9	1,204
Aebi Schmidt Holding AG	8	100
AGCO Corporation	9	985
Air Lease Corporation - Class A	18	1,173
Alamo Group Inc.	2	423
Alaska Air Group, Inc. (a)	20	993
Albany International Corp. - Class A	5	281
Alight, Inc. - Class A	79	259
Allegiant Travel Company (a)	3	204
Allient Inc.	3	148
Allison Systems, Inc.	13	1,120
Alta Equipment Group Inc. - Class A	8	55
Ameresco, Inc. - Class A (a)	6	185
American Airlines Group Inc. (a)	72	813
American Superconductor Corporation (a)	5	305
American Woodmark Corporation (a)	3	185
API Group Corporation (a)	28	961
Apogee Enterprises, Inc.	4	185
Applied Industrial Technologies, Inc.	6	1,625
Arcbest Corporation	4	291
Archer Aviation Inc. - Class A (a)	—	4
Arcosa, Inc.	8	765
Argan, Inc.	3	869
Armstrong World Industries, Inc.	7	1,402
Astec Industries, Inc.	4	193
Astronics Corporation (a)	6	260
Astronics Corporation - Class B (a)	—	6
Asure Software, Inc. (a)	6	52
ATI Inc. (a)	15	1,214
Atkore Inc.	6	352
ATMUS Filtration Technologies Inc.	10	469
Avis Budget Group, Inc. (a) (b)	4	650
AZZ Inc.	5	548
Barrett Business Services, Inc.	5	205
BGSF, Inc. (a) (b)	2	11
Blade Urban Air Mobility, Inc. - Class A (a)	17	89
Bloom Energy Corporation - Class A (a)	22	1,830
Blue Bird Global Corporation (a)	5	305
BlueLinx Holdings Inc. (a)	1	104
Boise Cascade Company	7	518
Bowman Consulting Group Ltd. (a)	3	118
Brady Corporation - Class A	7	578
BrightView Holdings, Inc. (a)	16	220
Brink's Company, The	7	803
Broadwind Inc. (a)	2	4
Byrna Technologies Inc. (a)	4	82
Caci International Inc. - Class A (a)	3	1,360
Cadeler A/S - ADR (a)	1	14
Cadre Holdings, Inc.	7	263
Casella Waste Systems, Inc. - Class A (a)	10	968
CBIZ, Inc. (a)	4	202
CECO Environmental Corp. (a)	6	320
Centuri Holdings, Inc. (a)	2	33
Chart Industries, Inc. (a)	6	1,278
Cimpress Public Limited Company (a)	4	281
Civeo Corporation	3	65
Clarivate PLC (a)	96	367
Columbus McKinnon Corporation	5	78
Commercial Vehicle Group, Inc. (a)	1	1
Concentrix Corporation	3	146
Concrete Pumping Holdings, Inc.	9	63
Conduent Incorporated (a)	35	98
Construction Partners, Inc. - Class A (a)	3	404
Copa Holdings, S.A. - Class A	5	598
Core & Main, Inc. - Class A (a)	13	676
Costamare Bulkers Holdings Limited (a)	4	57
Costamare Inc.	20	237
Covenant Logistics Group, Inc. - Class A	4	85
CRA International, Inc.	1	260
Crane Company	7	1,308
CSG Systems International, Inc.	5	312
CSW Industrials, Inc.	3	666
Custom Truck One Source, Inc. (a)	19	122
Dayforce, Inc. (a)	15	1,010
Deluxe Corporation	9	173
Distribution Solutions Group, Inc. (a)	6	173
DLH Holdings Corp. (a) (b)	1	4
DNOW Inc. (a)	18	276
Donaldson Company, Inc.	13	1,094
Douglas Dynamics, Inc.	5	154
Driven Brands Holdings Inc. (a)	20	314
Ducommun Incorporated (a)	3	262
DXP Enterprises, Inc. (a)	3	406
Dycom Industries, Inc. (a)	5	1,382
Eastern Company The	1	29
Elance, Inc. (a)	23	418
Energy Recovery, Inc. (a)	9	146
Enerpac Tool Group Corp. - Class A	9	387
EnerSys	7	749
Ennis, Inc.	5	100
Enpro Inc.	4	798
Enviri Corporation (a)	16	200
ESAB Corporation	9	1,018
ESCO Technologies Inc.	4	888
Everus Construction Group, Inc. (a)	8	691
EVI Industries, Inc.	3	93
ExlService Holdings, Inc. (a)	27	1,176
Exponent, Inc.	8	582
Federal Signal Corporation	10	1,174
First Advantage Corporation (a)	12	188
Flowserve Corporation	21	1,110
Fluence Energy, Inc. - Class A (a) (b)	18	194
Fluor Corporation (a)	26	1,092
Forrester Research, Inc. (a)	5	51
Fortune Brands Innovations, Inc.	15	817
Forward Air Corporation (a)	1	32
Franklin Covey Co. (a)	3	54
Franklin Electric Co., Inc.	8	755
FreightCar America, Inc. (a)	2	24
Frontier Group Holdings, Inc. (a) (b)	30	133
FTAI Infrastructure Inc.	15	67
FTI Consulting, Inc. (a)	6	918
FuelCell Energy, Inc. (a)	2	16
Gates Industrial Corporation PLC (a)	43	1,056
GATX Corporation	6	1,071
Genco Shipping & Trading Limited	8	150
Gencor Industries, Inc. (a)	2	29
Generac Holdings Inc. (a)	7	1,144
Genpact Limited	21	893
Gibraltar Industries, Inc. (a)	5	329
Global Industrial Company	6	223
Gorman- Rupp Company, The	5	247
Graham Corporation (a)	2	126
Granite Construction Incorporated	7	805
Great Lakes Dredge & Dock Corporation (a)	12	146
Greenbrier Companies, Inc., The	6	261
Griffon Corporation	8	606
GXO Logistics Inc. (a)	18	955
Hayward Holdings, Inc. (a)	34	511
Healthcare Services Group, Inc. (a)	13	213
Heartland Express, Inc.	12	103
Heidrick & Struggles International, Inc.	4	207
Helios Technologies, Inc.	5	282
Herc Holdings Inc.	6	648
Hertz Global Holdings, Inc. (a) (b)	52	355
Hexcel Corporation	12	730

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Hillenbrand, Inc.	12	313
Hillman Solutions Corp. - Class A (a)	32	298
HireQuest, Inc. (b)	1	6
HNI Corporation	8	373
Hub Group, Inc. - Class A	11	373
Hudson Global, Inc. (a)	—	5
Hudson Technologies, Inc. (a)	10	102
Huntington Ingalls Industries, Inc.	4	1,283
Hurco Companies, Inc. (a)	2	27
Huron Consulting Group Inc. (a)	3	441
Hyliion Holdings Corp. - Class A (a) (b)	12	24
Hyster-Yale, Inc. - Class A	3	108
IBEX Limited (a)	3	125
ICF International, Inc.	3	290
IES Holdings, Inc. (a)	4	1,455
Innodata Inc. (a)	6	447
Innovative Solutions and Support, Inc. (a)	4	50
Insperity, Inc.	6	302
Insteel Industries, Inc.	4	147
Interface, Inc. - Class A	12	334
ITT Inc.	—	81
Janus International Group, Inc. (a)	24	236
JELD-WEN Holding, Inc. (a)	15	74
JetBlue Airways Corporation (a) (b)	61	302
Kadant Inc.	2	576
Karat Packaging Inc.	4	94
KBR, Inc.	15	700
Kelly Services, Inc. - Class A	7	89
Kennametal Inc.	13	271
Kforce Inc.	3	99
Kirby Corporation (a)	9	759
Knight-Swift Transportation Holdings Inc. - Class A	22	870
Korn Ferry	9	609
Kratos Defense & Security Solutions, Inc. (a)	22	2,030
L. B. Foster Company (a)	2	63
Landstar System, Inc.	4	542
LegalZoom.com, Inc. (a)	29	304
Leonardo DRS, Inc.	16	734
Limbach Holdings, Inc. (a)	2	237
Lincoln Electric Holdings, Inc.	—	68
Lindsay Corporation	2	263
Liquidity Services, Inc. (a)	6	160
Loar Holdings Inc. (a)	7	530
LSI Industries Inc.	6	148
Luxfer Holdings PLC	5	66
Lyft, Inc. - Class A (a)	47	1,044
Manitowoc Company, Inc., The (a)	8	79
ManpowerGroup Inc.	8	289
Marten Transport, Ltd.	15	155
MasTec, Inc. (a)	1	142
Mastech Digital, Inc. (a)	3	20
Masterbrand, Inc. (a)	21	275
Matrix Service Company (a)	4	59
Matson Intermodal - Paragon, Inc.	5	542
Maximus, Inc.	9	863
Mayville Engineering Company, Inc. (a)	4	53
McGrath RentCorp	4	485
Mercury Systems, Inc. (a)	10	781
Middleby Corporation, The (a)	7	972
Miller Industries, Inc.	2	99
Millerknoll, Inc.	12	208
Mine Safety Appliances Company, LLC	6	1,098
Mistras Group, Inc. (a)	7	71
Monocle Acquisition Corporation (a)	11	88
Montrose Environmental Group, Inc. (a)	6	163
MOOG Inc. - Class A	5	983
MRC Global Inc. (a)	16	233
MSC Industrial Direct Co., Inc. - Class A	8	710
Mueller Industries, Inc.	18	1,834
Mueller Water Products, Inc. - Class A	25	649
MYR Group Inc. (a)	3	551
National Presto Industries, Inc.	1	159
NET Power Inc. - Class A (a) (b)	6	19
Newpark Resources, Inc. (a)	17	195
Nextracker LLC - Class A (a)	19	1,422
NN, Inc. (a)	11	23
Nvent Electric Public Limited Company	7	719
NWPX Infrastructure, Inc. (a)	2	106
Omega Flex, Inc.	2	58
Openlane, Inc. (a)	18	530
Orion Group Holdings, Inc. (a)	8	65
Oshkosh Corporation	11	1,365
P.A.M. Transportation Services, Inc. (a)	4	49
Pangaea Logistics Solutions Ltd.	8	41
Park Aerospace Technologies Corp.	5	98
Park-Ohio Holdings Corp.	3	67
Parsons Corporation (a)	14	1,161
Paylocity Holding Corporation (a)	5	847
Perma-Fix Environmental Services, Inc. (a) (b)	3	33
Perma-Pipe International Holdings, Inc. (a)	1	19
Pitney Bowes Inc.	19	220
Planet Labs Inc. - Class A (a)	30	393
Plug Power Inc. (a)	3	7
Powell Industries, Inc. (b)	2	641
Preformed Line Products Company	1	188
Primoris Services Corporation	9	1,245
Proto Labs, Inc. (a)	5	233
Quad/Graphics, Inc. - Class A	8	53
Quanex Building Products Corporation	5	64
Quest Resource Holding Corporation (a)	2	2
Radiant Logistics, Inc. (a)	8	48
RBC Bearings Incorporated (a)	2	802
RCM Technologies, Inc. (a)	2	57
Regal Rexnord Corporation	6	904
Resideo Technologies, Inc. (a)	25	1,065
Resources Connection, Inc.	7	33
REV Group, Inc.	9	513
Robert Half Inc.	12	412
Rush Enterprises, Inc. - Class A	10	536
Rush Enterprises, Inc. - Class B	3	178
RXO Inc (a)	16	246
Ryder System, Inc.	7	1,292
Saia, Inc. (a)	3	799
Schneider National, Inc. - Class B	15	315
Science Applications International Corporation	8	777
Sensata Technologies Holding PLC	19	569
Shoals Technologies Group, Inc. - Class A (a)	20	148
Simpson Manufacturing Co., Inc.	7	1,149
SiteOne Landscape Supply, Inc. (a)	5	697
Skillsoft (US) LLC - Class A (a)	1	9
SkyWest, Inc. (a)	7	728
SPX Technologies, Inc. (a)	8	1,424
Standex International Corporation	2	413
Stanley Black & Decker, Inc.	7	528
Steelcase Inc. - Class A	17	290
Sterling Infrastructure, Inc. (a)	5	1,797
Stratasys, Inc. (a)	1	13
Sun Country Airlines Holdings, Inc. (a)	10	113
Sunrun Inc. (a)	36	616
Taskus, Inc. - Class A (a) (b)	3	59
Taylor Devices, Inc. (a) (b)	—	12
Tecnoglass Inc.	8	519
Tennant Company	3	265
Terex Corporation	11	550
Tetra Tech, Inc.	26	860
Thermon Group Holdings, Inc. (a)	6	173
Timken Company, The	12	868
Titan International, Inc. (a)	12	91
Titan Machinery Inc. (a)	5	79
Toro Company, The	11	852
Transcat, Inc. (a)	2	120
Trex Company, Inc. (a)	12	635
Trinet Group, Inc.	8	536
Trinity Industries, Inc.	14	396
TrueBlue, Inc. (a)	6	39
TTEC Holdings, Inc. (a) (b)	8	27
Tutor Perini Corporation (a)	10	659
Twin Disc, Incorporated	3	41
UFP Industries, Inc.	10	943
U-Haul Holding Company (a) (b)	3	148

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
U-Haul Holding Company - Series N	9	442
Ultralife Corporation (a)	3	18
Unifirst Corporation	2	416
Universal Logistics Holdings, Inc.	5	114
V2X, Inc. (a)	5	306
Valmont Industries, Inc.	3	1,284
Verra Mobility Corporation - Class A (a)	23	567
Vestis Corporation	22	97
Vicor Corporation (a)	5	270
Virco Mfg. Corporation	4	30
VirTra, Inc. (a) (b)	1	8
VSE Corporation	3	577
Wabash National Corporation	9	86
Watts Water Technologies, Inc. - Class A	5	1,262
Werner Enterprises, Inc.	11	286
WESCO International, Inc.	6	1,337
Willdan Group, Inc. (a)	3	252
Willis Lease Finance Corporation	1	139
Willscot Holdings Corporation - Class A	22	466
Worthington Industries, Inc.	8	471
Xometry, Inc. - Class A (a) (b)	5	268
Zurn Elkay Water Solutions Corporation	22	1,029
		141,966
Financials 20.4%
1st Security Bank of Washington	2	75
1st Source Corporation	4	263
Acacia Research Corporation (a)	12	39
ACNB Corporation	2	84
Affiliated Managers Group, Inc.	5	1,165
Alerus Financial Corporation	5	113
Amalgamated Financial Corp.	6	151
Ambac Financial Group, Inc. (a)	10	87
Amerant Bancorp Inc. - Class A	8	147
American Coastal Insurance Corporation	4	40
American Financial Group, Inc.	3	465
Ameris Bancorp	12	900
Amerisafe, Inc.	4	161
Ames National Corporation	2	49
Arrow Financial Corporation	4	100
Artisan Partners Asset Management Inc. - Class A	12	517
Associated Banc-Corp	27	699
Associated Capital Group Inc. - Class A	1	21
Assurant, Inc.	4	956
Assured Guaranty Ltd.	9	804
Atlantic Union Bank	24	840
Atlanticus Holdings Corporation (a)	4	207
Avidxchange Holdings, Inc. (a)	2	23
AXIS Capital Holdings Limited	13	1,237
Axos Financial, Inc. (a)	10	876
B. Riley & Co., LLC (a) (b)	4	25
Baldwin Insurance Group, Inc., The - Class A (a)	11	317
Banc of California, Inc.	13	219
BancFirst Corporation	6	712
Bancorp, Inc., The (a)	9	667
Bank First Corporation	1	90
Bank of Hawaii Corporation	7	444
Bank of Marin Bancorp	3	83
Bank of N.T. Butterfield & Son Limited, The	8	327
Bank OZK	20	997
Bank7 Corp.	1	42
BankFinancial Corporation (b)	3	32
BankUnited, Inc.	13	488
Bankwell Financial Group, Inc.	2	85
Banner Corporation	6	400
Bar Harbor Bankshares	3	90
Baycom Corp	3	77
BCB Bancorp, Inc.	5	43
Berkshire Hills Bancorp, Inc.	15	363
BGC Group, Inc. - Class A	64	602
Blue Foundry Bancorp (a)	6	55
Blue Ridge Bankshares, Inc. (a)	3	15
BOK Financial Corporation	10	1,134
Bowhead Specialty Holdings Inc. (a)	2	54
Bread Financial Payments, Inc.	8	465
Bridgewater Bancshares, Inc. (a) (c)	5	83
Brighthouse Financial, Inc. (a)	10	546
Brightsphere Investment Group Inc.	6	312
Burke & Herbert Financial Services Corp.	1	79
Business First Bancshares, Inc.	6	134
BV Financial, Inc. (a)	1	15
Byline Bancorp, Inc.	8	232
C&F Financial Corporation	1	47
Cadence Bank	30	1,141
California BanCorp (a)	1	12
Camden National Corporation	3	130
Cantaloupe, Inc. (a)	8	90
Capital Bancorp, Inc.	3	106
Capital City Bank Group, Inc.	3	144
Capitol Federal Financial	23	147
Carter Bankshares, Inc. (a)	5	103
Cass Information Systems, Inc.	3	108
Cathay General Bancorp	13	601
Central Pacific Financial Corp.	5	157
Chemung Financial Corporation	1	59
ChoiceOne Financial Services, Inc.	1	26
Citizens & Northern Corporation	4	76
City Holding Company	2	302
Civista Bancshares, Inc.	4	73
CNB Financial Corporation	4	104
CNO Financial Group, Inc.	16	623
Coastal Financial Corporation (a)	3	321
Cohen & Steers, Inc.	8	539
Colony Bankcorp, Inc.	4	66
Columbia Banking System, Inc.	34	871
Columbia Financial, Inc. (a)	16	242
Comerica Incorporated	17	1,144
Commerce Bancshares, Inc.	21	1,270
Community Financial System, Inc.	9	552
Community Trust Bancorp, Inc.	4	203
Community West Bancshares	4	81
ConnectOne Bancorp, Inc.	9	220
Consumer Portfolio Services, Inc. (a)	6	44
Crawford & Company - Class A	6	68
Crawford & Company - Class B	5	45
Credit Acceptance Corporation (a) (b)	2	897
Cullen/Frost Bankers, Inc.	10	1,242
Customers Bancorp, Inc. (a)	6	380
CVB Financial Corp.	24	447
Dave Inc. - Class A (a)	2	404
Diamond Hill Investment Group, Inc. - Class A	1	79
DigitalBridge Group, Inc. - Class A	30	357
Dime Community Bancshares, Inc.	8	231
Donegal Group Inc. - Class A	6	122
Donnelley Financial Solutions, Inc. (a)	5	251
Eagle Bancorp Montana, Inc.	1	25
Eagle Bancorp, Inc.	6	116
Eastern Bankshares, Inc.	35	638
eHealth, Inc. (a)	7	28
Employers Holdings, Inc.	5	200
Enact Holdings, Inc.	8	311
Encore Capital Group, Inc. (a)	4	179
Enova International, Inc. (a)	5	547
Enterprise Financial Services Corp.	7	381
Equity Bancshares, Inc. - Class A	3	142
Esquire Financial Holdings, Inc.	2	180
Essent Group Ltd.	17	1,066
Euronet Worldwide, Inc. (a)	7	631
Evercore Inc. - Class A	3	1,133
EVERTEC, Inc.	10	354
EZCORP, Inc. - Class A (a)	10	192
F&G Annuities & Life, Inc.	2	49
F.N.B. Corporation	61	975
FactSet Research Systems Inc.	2	596
Farmers & Merchants Bancorp, Inc.	2	53
Farmers National Banc Corp.	7	106
FB Financial Corporation	9	509
Federal Agricultural Mortgage Corporation - Class C	2	292
Federated Hermes, Inc. - Class B	14	720
Fidelis Insurance Holdings Limited	9	171

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Fidelity D&D Bancorp, Inc.	—	9
Finance of America Companies Inc. - Class A (a) (b)	1	13
Financial Institutions, Inc.	4	105
First American Financial Corporation	16	1,015
First Bancorp	7	374
First BanCorp	30	672
First Bancorp, Inc., The	3	70
First Bank of New Jersey	4	58
First Busey Corporation	16	362
First Business Financial Services, Inc.	2	89
First Commonwealth Financial Corporation	17	298
First Community Bancshares, Inc.	4	130
First Community Corporation	1	30
First Financial Bancorp.	16	416
First Financial Bankshares, Inc.	23	785
First Financial Corporation	2	137
First Foundation Inc. (a)	15	85
First Hawaiian, Inc.	21	528
First Horizon Corporation	55	1,242
First Internet Bancorp	2	50
First Interstate BancSystem, Inc. - Class A	18	568
First Merchants Corporation	10	381
First Mid Bancshares, Inc.	4	157
First Savings Financial Group, Inc.	1	24
First United Corporation	—	18
First Western Financial, Inc. (a)	3	58
FirstCash, Inc.	8	1,208
Firstsun Capital Bancorp (a)	1	48
Five Star Bancorp	3	94
Flagstar Financial, Inc.	48	558
Flushing Financial Corporation	7	102
Flywire Corporation (a)	19	256
Fulton Financial Corporation	29	544
FVCBankcorp, Inc.	1	9
GCM Grosvenor Inc. - Class A (b)	5	57
Genworth Financial, Inc. - Class A (a)	71	628
German American Bancorp, Inc.	7	260
Glacier Bancorp, Inc.	19	920
Globe Life Inc.	9	1,216
GoHealth, Inc. - Class A (a)	1	5
Goosehead Insurance, Inc. - Class A	4	295
Great Southern Bancorp, Inc.	2	140
Green Dot Corporation - Class A (a)	11	149
Greene County Bancorp, MHC	2	54
Greenlight Capital Re, Ltd. - Class A (a)	7	95
Guaranty Bancshares, Inc.	2	115
Hagerty, Inc. - Class A (a)	7	80
Hamilton Insurance Group, Ltd. - Class B (a)	3	71
Hamilton Lane Incorporated - Class A	6	828
Hancock Whitney Corporation	14	893
Hanmi Financial Corporation	6	148
Hanover Insurance Group Inc, The	6	1,072
HarborOne Bancorp, Inc.	8	115
HBT Financial, Inc.	6	143
HCI Group, Inc.	2	391
Hennessy Advisors, Inc. (b)	1	8
Heritage Commerce Corp	13	124
Heritage Financial Corporation	7	160
Heritage Global Solutions, Inc. (a)	6	9
Heritage Insurance Holdings, Inc. (a)	6	164
Hingham Institution For Savings, The	—	125
Hippo Holdings Inc. (a)	2	57
Home Bancorp, Inc.	2	91
Home BancShares, Inc.	33	926
HomeStreet, Inc. - Class A (a)	11	144
Hometrust Bancshares, Inc.	2	91
Hope Bancorp, Inc.	23	248
Horace Mann Educators Corporation	7	325
Horizon Bancorp, Inc.	9	143
Houlihan Lokey, Inc. - Class A	1	302
Independence Holdings, LLC	19	1,094
Independent Bank Corp.	9	602
Independent Bank Corporation	4	128
International Bancshares Corporation	10	717
International Money Express Inc. (a)	7	91
Invesco Ltd.	53	1,220
Investar Holding Corporation	2	51
Investors Title Company	—	106
Jack Henry & Associates, Inc.	5	794
James River Group, Inc.	9	47
Janus Henderson Group PLC	25	1,128
Jefferies Financial Group Inc.	6	365
Kearny Financial Corp	14	91
Kestrel Group Ltd (a)	1	29
Kingstone Companies, Inc.	1	21
Kinsale Capital Group, Inc.	3	1,181
Lakeland Financial Corporation	4	288
Lazard, Inc.	14	755
LCNB Corp.	3	40
LendingClub Corporation (a)	18	271
LendingTree, Inc. (a)	3	189
Lincoln National Corporation	22	894
Live Oak Bancshares, Inc.	8	270
Loandepot, Inc. - Class A (a)	15	45
Mainstreet Bancshares, Inc. (b)	1	29
MarketAxess Holdings Inc.	5	830
Marqeta, Inc. - Class A (a)	75	394
Mercantile Bank Corporation	3	146
Merchants Bancorp, Inc.	7	238
Mercury General Corporation	9	792
Meridian Bank	3	44
Metrocity Bankshares, Inc.	5	127
Metropolitan Bank Holding Corp.	2	150
MGIC Investment Corporation	39	1,112
Mid Penn Bancorp, Inc.	3	92
Middlefield Banc Corp.	1	15
Midland States Bancorp, Inc.	5	82
MidWestOne Financial Group, Inc.	4	120
Moelis & Company - Class A	9	659
Morningstar, Inc.	4	1,000
Mr. Cooper Group Inc.	10	2,176
MVB Financial Corp.	3	74
National Bank Holdings Corporation - Class A	6	245
National Bankshares, Inc.	1	28
Navient Corporation	18	243
NBT Bancorp Inc.	9	383
NCR Atleos Corporation (a)	12	456
Nelnet, Inc. - Class A	5	566
Nerdwallet, Inc. - Class A (a)	7	78
NI Holdings Inc. (a)	3	43
Nicholas Financial, Inc. (a) (b)	2	10
Nicolet Bankshares, Inc.	3	368
NMI Holdings, Inc. - Class A (a)	14	535
Northeast Bank	2	165
Northeast Community Bancorp, Inc.	3	53
Northfield Bancorp Inc.	8	95
Northrim Bancorp, Inc.	5	98
Northwest Bancshares, Inc.	27	329
Norwood Financial Corp.	2	41
Oak Valley Bancorp.	1	16
OceanFirst Financial Corp.	11	199
OFG Bancorp	8	358
Old National Bancorp	53	1,167
Old Republic International Corporation	31	1,318
Old Second Bancorp, Inc.	9	150
Onity Group Inc. (a)	2	70
OP Bancorp	2	35
Open Lending Corporation - Class A (a)	19	40
Oportun Financial Corporation (a)	8	52
Oppenheimer Holdings Inc. - Class A	2	150
OppFi Inc. - Class A	3	32
Orange County Bancorp, Inc.	1	20
Origin Bancorp, Inc.	5	167
Orrstown Financial Services, Inc.	4	126
Oscar Health, Inc. - Class A (a) (b)	32	602
P.C.B. Bancorp, Inc.	3	73
Palomar Holdings, Inc. (a)	4	514
Park National Corporation	3	497
Parke Bancorp, Inc.	3	63

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Pathward Financial, Inc.	5	336
Paymentus Holdings, Inc. - Class A (a)	4	126
Payoneer Global Inc. (a)	59	355
Paysafe Limited (a)	10	135
Paysign, Inc. (a)	8	51
Peapack-Gladstone Financial Corporation	3	95
PennyMac Financial Services, Inc.	9	1,064
Peoples Bancorp Inc.	7	199
Peoples Bancorp of North Carolina, Inc.	—	14
Peoples Financial Services Corp.	2	75
Perella Weinberg Partners - Class A	7	143
Pinnacle Financial Partners, Inc.	12	1,164
Piper Sandler Companies	3	1,028
PJT Partners Inc. - Class A	4	674
Plumas Bancorp	1	23
Ponce Financial Group, Inc. (a)	5	75
Popular, Inc.	11	1,432
PRA Group, Inc. (a)	7	109
Preferred Bank	2	221
Primerica, Inc.	4	1,167
Primis Financial Corp.	6	58
Princeton Bancorp, Inc.	1	46
Priority Technology Holdings, Inc. (a)	6	43
ProAssurance Corporation (a)	12	281
PROG Holdings, Inc.	8	255
Prosperity Bancshares, Inc.	13	887
Provident Bancorp Inc. (a)	2	30
Provident Financial Services, Inc.	24	457
QCR Holdings, Inc.	3	247
Radian Group Inc.	22	811
RBB Bancorp	5	85
Red River Bancshares, Inc.	1	97
Regional Management Corp.	2	85
Remitly Global, Inc. (a)	27	438
RenaissanceRe Holdings Ltd	—	39
Renasant Corporation	16	592
Repay Holdings Corporation - Class A (a)	17	91
Republic Bancorp, Inc. - Class A	3	240
Richmond Mutual Bancorporation, Inc.	3	41
Riverview Bancorp, Inc.	3	14
RLI Corp.	15	979
Root LLC - Class A (a)	1	102
S & T Bancorp, Inc.	7	247
Safety Insurance Group, Inc.	3	178
Seacoast Banking Corporation of Florida	14	422
Security National Financial Corporation - Class A (a)	4	32
SEI Investments Company	15	1,250
Selective Insurance Group, Inc.	10	805
SelectQuote, Inc. (a)	19	37
ServisFirst Bancshares, Inc.	9	737
Sezzle Inc. (a) (b)	4	325
Shift4 Payments, LLC - Class A (a) (b)	9	716
Shore Bancshares, Inc.	7	107
Sierra BanCorp	3	87
Silvercrest Asset Management Group Inc. - Class A	2	36
Simmons First National Corporation - Class A	22	427
SiriusPoint Ltd. (a)	22	398
Skyward Specialty Insurance Group, Inc. (a)	6	281
SLM Corporation	35	957
Smartfinancial, Inc.	3	123
South Plains Financial, Inc.	3	124
Southern First Bancshares, Inc. (a)	2	81
Southern Missouri Bancorp, Inc.	2	110
Southside Bancshares, Inc.	6	161
Southstate Bank Corporation	17	1,639
Stellar Bancorp, Inc.	8	255
Stewart Information Services Corporation	5	346
Stifel Financial Corp.	10	1,095
Stock Yards Bancorp, Inc.	5	362
StoneX Group Inc. (a)	8	818
Synovus Financial Corp.	23	1,124
Texas Capital Bancshares, Inc. (a)	8	666
TFS Financial Corporation	28	368
The Western Union Company	55	441
Third Coast Bancshares, Inc. (a)	2	66
Timberland Bancorp, Inc.	2	75
Tiptree Inc.	8	147
Tompkins Financial Corporation	3	184
TowneBank	13	445
TriCo Bancshares	6	256
Triumph Financial, Inc. (a)	4	210
Trupanion, Inc. (a)	6	260
Trustco Bank Corp N Y	4	135
Trustmark Corporation	11	428
UMB Financial Corporation	12	1,475
United Bankshares, Inc.	24	878
United Community Banks, Inc.	20	621
United Fire Group, Inc.	5	158
Unity Bancorp, Inc.	2	94
Universal Insurance Holdings, Inc.	6	145
Univest Financial Corporation	6	168
USCB Financial Holdings, Inc. - Class A	1	10
Usio, Inc. (a)	5	7
Valley National Bancorp	92	971
Value Line, Inc. (b)	—	19
Velocity Financial Inc. (a)	2	30
Veritex Holdings, Inc.	8	283
Victory Capital Holdings, Inc. - Class A	9	608
Virginia National Bankshares Corporation	—	13
Virtu Financial, Inc. - Class A	15	543
Virtus Investment Partners, Inc.	1	219
Voya Financial, Inc.	12	876
WAFD, Inc.	14	432
Walker & Dunlop, Inc.	6	498
Washington Trust Bancorp, Inc.	4	102
Waterstone Financial, Inc.	4	69
Webster Financial Corporation	18	1,069
WesBanco, Inc.	16	520
West Bancorporation, Inc.	4	87
Westamerica Bancorporation	5	226
Western Alliance Bancorporation	13	1,168
Western New England Bancorp, Inc.	6	73
Westwood Holdings Group, Inc.	2	34
Wex, Inc. (a)	5	725
White Mountains Insurance Group Ltd	—	717
Wintrust Financial Corporation	11	1,443
WisdomTree, Inc. (b)	27	369
World Acceptance Corporation (a)	1	188
WSFS Financial Corporation	11	574
Zions Bancorporation, National Association	23	1,322
Zurich American Corporation	10	536
		140,567
Consumer Discretionary 14.8%
1-800-Flowers.com, Inc. - Class A (a)	5	25
1stdibs.com, Inc. (a)	7	17
Abercrombie & Fitch Co. - Class A (a)	7	569
Academy Sports & Outdoors, Inc.	13	631
Accel Entertainment, Inc. (a)	14	158
Acushnet Holdings Corp.	11	881
Adient Public Limited Company (a)	15	356
ADT, Inc.	104	907
Adtalem Global Education Inc. (a)	7	1,063
Advance Auto Parts, Inc.	7	438
Allbirds, Inc. - Class A (a) (b)	—	2
A-Mark Precious Metals, Inc.	5	124
American Axle & Manufacturing Holdings, Inc. (a)	22	132
American Eagle Outfitters, Inc.	31	522
American Outdoor Brands, Inc. (a)	3	29
American Public Education, Inc. (a)	4	150
America's Car Mart, Inc. (a)	2	49
Ammo, Inc. (a)	16	23
Aramark	29	1,124
Arhaus, Inc. - Class A (a)	9	94
Ark Restaurants Corp. (a)	1	4
ARKO Corp. - Class A	23	105
Asbury Automotive Group, Inc. (a)	3	832
Autoliv, Inc.	9	1,158
AutoNation, Inc. (a)	6	1,358

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Bassett Furniture Industries, Incorporated	2	36
Bath & Body Works, Inc.	26	670
Beazer Homes USA, Inc. (a)	5	130
Beyond, Inc. (a)	5	53
Biglari Holdings Inc. - Class A (a) (b)	—	14
Biglari Holdings Inc. - Class B (a)	—	142
Birkenstock Holding PLC (a)	17	781
BJ's Restaurants, Inc. (a)	4	128
Bloomin' Brands, Inc.	15	106
Boot Barn Holdings, Inc. (a)	5	838
BorgWarner Inc.	31	1,368
Bowlero Corp. - Class A	5	53
Boyd Gaming Corporation	1	115
Bright Horizons Family Solutions, Inc. (a)	9	1,016
Brightstar Lottery PLC (b)	28	478
Brinker International, Inc. (a)	9	1,093
Brunswick Corporation	11	688
Build-A-Bear Workshop, Inc.	3	201
Caesars Entertainment, Inc. (a)	26	716
Caleres, Inc.	7	92
Camping World Holdings, Inc. - Class A	10	165
Capri Holdings Limited (a)	15	308
CarMax, Inc. (a)	13	590
Carriage Services, Inc.	3	136
Carter's, Inc.	6	182
Cato Corporation, The - Class A	5	19
CAVA Group, Inc. (a)	11	694
Cavco Industries, Inc. (a)	1	856
Century Communities, Inc.	5	334
Cheesecake Factory Incorporated, The	8	458
Chegg, Inc. (a)	22	33
Choice Hotels International, Inc.	7	719
Churchill Downs Incorporated	8	780
Citi Trends, Inc. (a)	2	60
CLARUS Corporation	9	33
Columbia Sportswear Company	9	482
Contextlogic Holdings Inc. - Class A (a) (b)	4	28
Cooper-Standard Holdings Inc. (a)	4	137
Coursera, Inc. (a)	27	315
Cracker Barrel Old Country Store, Inc. (b)	4	161
Cricut, Inc. - Class A	2	13
Crocs, Inc. (a)	8	710
Culp, Inc. (a)	2	9
Dana Incorporated	25	500
Dave & Buster's Entertainment, Inc. (a)	7	124
Denny's Corporation (a)	12	65
Designer Brands Inc. - Class A (b)	10	35
Destination XL Group, Inc. (a)	16	20
Dillard's, Inc. - Class A (b)	2	1,075
Dine Brands Global, Inc.	3	74
Dorman Products, Inc. (a)	5	825
Dream Finders Homes, Inc. - Class A (a) (b)	5	117
Duluth Holdings Inc. - Class B (a)	6	25
Dutch Bros Inc. - Class A (a)	14	756
Educational Development Corporation (a)	1	1
El Pollo Loco Holdings, Inc. (a)	7	67
Escalade, Incorporated (b)	3	38
Ethan Allen Interiors Inc.	5	153
ETSY, Inc. (a)	13	835
European Wax Center, Inc. - Class A (a)	8	32
FIGS, Inc. - Class A (a)	29	194
First Watch Restaurant Group, Inc. (a)	10	154
Five Below, Inc. (a)	7	1,010
Flexsteel Industries, Inc.	1	53
Floor & Decor Holdings, Inc. - Class A (a)	11	812
Fossil Group, Inc. (a)	1	2
Fox Factory Holding Corp. (a)	7	176
Frontdoor, Inc. (a)	6	407
Full House Resorts, Inc. (a)	8	26
Gap, Inc., The	62	1,320
Garrett Motion Inc.	36	485
Genesco Inc. (a)	3	73
Gentex Corporation	29	816
Gentherm Incorporated (a)	5	184
G-III Apparel Group, Ltd. (a)	8	212
Global Business Travel Group, Inc. - Class A (a)	11	90
Golden Entertainment, Inc.	4	83
Gopro Inc. - Class A (a) (b)	13	28
Graham Holdings Co., Ltd. - Class B	1	750
Grand Canyon Education, Inc. (a)	5	1,079
Green Brick Partners, Inc. (a)	7	546
Group 1 Automotive, Inc.	2	1,080
Groupon, Inc. (a)	4	94
GrowGeneration Corp. (a)	4	7
Guess?, Inc.	10	165
H & R Block, Inc.	22	1,107
Hamilton Beach Brands Holding Company - Class A	1	12
Hanesbrands Inc. (a)	60	395
Harley-Davidson, Inc.	20	549
Hasbro, Inc.	19	1,457
Haverty Furniture Companies, Inc.	3	77
Helen of Troy Limited (a)	4	105
Hilton Grand Vacations Inc. (a)	15	646
Holley Inc. (a)	17	54
Hooker Furnishings Corporation	3	31
Hovnanian Enterprises, Inc. - Class A (a)	1	128
Inspired Entertainment, Inc. (a)	4	37
Installed Building Products, Inc.	5	1,137
J.jill, Inc.	2	42
JAKKS Pacific, Inc.	2	41
Johnson Outdoors Inc. - Class A	2	88
KB Home	12	767
Kohl's Corporation	15	225
Kontoor Brands, Inc.	10	762
Krispy Kreme, Inc. (b)	29	112
Kura Sushi USA, Inc. - Class A (a)	2	126
Lakeland Industries, Inc. (b)	2	24
Lands' End, Inc. (a)	7	93
Latham Group, Inc. (a)	19	148
Laureate Education, Inc. - Class A (a)	26	809
La-Z-Boy Incorporated	8	258
LCI Industries	4	407
Lear Corporation	7	710
Legacy Housing Corporation (a)	4	122
Leggett & Platt, Incorporated	22	195
Leslie's, Inc. (a)	1	8
Levi Strauss & Co. - Class A	15	350
LGI Homes, Inc. (a)	4	211
Life Time Group Holdings, Inc. (a)	28	769
Lifetime Brands, Inc.	5	20
Light & Wonder, Inc. (a)	10	798
Lincoln Educational Services Corporation (a)	7	154
Lindblad Expeditions, LLC (a)	11	136
Lithia Motors, Inc. - Class A	3	1,063
LKQ Corporation	28	857
Lovesac Company, The (a)	4	62
Lucid Group, Inc. (a)	7	178
M/I Homes, Inc. (a)	2	300
Macy's, Inc.	45	802
Malibu Boats, Inc. - Class A (a)	4	114
Marine Products Corporation	6	49
MarineMax, Inc. (a)	4	108
Marriott Vacations Worldwide Corporation	6	413
MasterCraft Boat Holdings, Inc. (a)	4	78
Mattel, Inc. (a)	46	778
Matthews International Corporation - Class A	6	141
Meritage Homes Corporation	5	339
MGM Resorts International (a)	3	91
Mister Car Wash, Inc. (a)	46	245
Mobileye Global Inc. - Class A (a)	24	333
Modine Manufacturing Company (a)	9	1,290
Mohawk Industries, Inc. (a)	8	1,085
Monarch Casino & Resort, Inc.	2	219
Monro, Inc.	5	91
Motorcar Parts of America, Inc. (a)	5	79
Movado Group, Inc.	4	72
Murphy USA Inc.	2	853
Nathan's Famous, Inc.	1	96
National Vision Holdings, Inc. (a)	14	409

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Newell Brands Inc.	57	299
Nishka, Inc. - Class A (a)	8	26
Norwegian Cruise Line Holdings Ltd. (a)	50	1,236
ODP Corporation, The (a)	6	178
Ollie's Bargain Outlet Holdings, Inc. (a)	10	1,299
OneSpaWorld Holdings Limited	17	369
Onewater Marine Inc. - Class A (a) (b)	2	36
Oxford Industries, Inc.	3	112
Papa John's International, Inc. (b)	6	278
Patrick Industries, Inc.	6	615
PENN Entertainment, Inc. (a)	24	464
Penske Automotive Group, Inc.	1	219
Perdoceo Education Corporation	11	428
Petco Health And Wellness Company, Inc. - Class A (a)	22	85
PetMed Express, Inc. (a) (b)	5	12
Phinia Inc.	7	378
Planet Fitness, Inc. - Class A (a)	12	1,253
Polaris Inc.	7	386
Portillo's Inc. - Class A (a) (b)	10	65
Potbelly Corporation (a)	7	119
Pursuit Attractions And Hospitality, Inc. (a)	4	160
PVH Corp.	8	673
Quantumscape Battery, Inc. - Class A (a)	77	943
RCI Hospitality Holdings, Inc. (b)	2	56
Red Rock Resorts, Inc. - Class A	8	506
Revolve Group Inc. - Class A (a)	7	153
RH (a)	3	599
Rocky Brands, Inc.	1	29
Rush Street Interactive, Inc. - Class A (a)	8	160
Sabre Corporation (a)	63	116
Sally Beauty Holdings, Inc. (a)	18	296
Savers Value Village, Inc. (a)	4	59
Service Corporation International	12	1,027
Shake Shack, Inc. - Class A (a)	7	626
Shoe Carnival, Inc.	5	108
Signet Jewelers Limited	7	678
Skyline Champion Corporation (a)	9	723
Sleep Number Corporation (a) (b)	5	34
Smith & Wesson Brands, Inc.	9	88
Soho House & Co Inc. - Class A (a)	3	25
Solo Brands, Inc. - Class A (a) (b)	—	—
Sonic Automotive, Inc. - Class A	4	299
Sonos, Inc. (a)	21	337
Sportsman's Warehouse Holdings, Inc. (a)	11	30
Standard Motor Products, Inc.	4	155
Steven Madden, Ltd.	13	422
Stitch Fix, Inc. - Class A (a)	19	85
Stoneridge, Inc. (a)	6	49
Strategic Education, Inc.	4	342
Strattec Security Corporation (a)	1	58
Stride, Inc. (a)	8	1,171
Sturm, Ruger & Company, Inc.	2	92
Superior Group of Companies, Inc.	3	37
Sweetgreen, Inc. - Class A (a)	17	136
Sypris Solutions, Inc. (a)	3	6
Target Hospitality Corp. (a)	1	12
Taylor Morrison Home II Corporation - Class A (a)	17	1,097
Texas Roadhouse, Inc. - Class A	6	1,079
The Buckle, Inc.	9	504
The Goodyear Tire & Rubber Company (a)	48	358
The Wendy's Company	32	292
Thor Industries, Inc.	8	881
Tile Shop Holdings, Inc. (a)	10	59
Tilly's, Inc. - Class A (a) (b)	4	9
Toll Brothers, Inc.	3	435
TopBuild Corp. (a)	3	1,107
Topgolf Callaway Brands Corp. (a)	32	305
Travel + Leisure Co.	11	669
TRI Pointe Homes Holdings, Inc. (a)	17	572
Udemy, Inc. (a)	5	33
Under Armour, Inc. - Class A (a) (b)	32	161
Under Armour, Inc. - Class C (a)	35	170
Unifi, Inc. (a)	4	21
United Parks And Resorts Inc. (a)	10	505
Universal Electronics Inc. (a)	3	16
Universal Technical Institute, Inc. (a)	10	337
Upbound Group, Inc.	10	235
Urban Outfitters, Inc. (a)	15	1,091
V.F. Corporation	49	704
Vail Resorts, Inc.	6	835
Valvoline, Inc. (a)	22	807
Vera Bradley, Inc. (a)	8	15
Victoria's Secret & Co. (a)	13	353
Vince Holding Corp. (a)	1	3
Visteon Corporation	5	576
Warby Parker Inc. - Class A (a)	17	473
Wayfair Inc. - Class A (a)	9	841
Weyco Group, Inc.	3	77
Whirlpool Corporation (b)	7	548
Wingstop Inc.	3	648
Winmark Corporation	1	308
Winnebago Industries, Inc.	5	173
Wolverine World Wide, Inc.	11	307
Wyndham Hotels & Resorts, Inc.	12	969
Wynn Resorts, Limited	10	1,267
XPEL, Inc. (a)	4	138
YETI Holdings, Inc. (a)	14	452
Zumiez Inc. (a)	4	78
		102,189
Information Technology 11.2%
8X8, Inc. (a)	16	34
908 Devices Inc. (a)	5	48
A10 Networks, Inc.	13	240
Access Newswire Inc. (a)	1	9
ACI Worldwide, Inc. (a)	19	978
Adeia Inc.	19	316
Adtran Holdings, Inc. (a)	5	43
Advanced Energy Industries, Inc.	6	1,070
Aehr Test Systems (a)	6	172
Agilysys, Inc. (a)	4	424
Airgain, Inc. (a)	2	10
Akamai Technologies, Inc. (a)	15	1,133
Alarm.Com Holdings, Inc. (a)	9	455
Alkami Technology, Inc. (a)	2	40
Allegro Microsystems Inc. (a)	22	650
Alpha and Omega Semiconductor Limited (a)	6	160
Ambarella Inc. (a)	6	493
Amdocs Limited	12	1,012
Amkor Technology, Inc.	40	1,146
Amplitude Inc. - Class A (a)	2	23
Amtech Systems, Inc. (a)	3	29
AppFolio, Inc. - Class A (a)	3	780
Applied Optoelectronics, Inc. (a)	6	161
Arrow Electronics, Inc. (a)	9	1,049
ASGN Incorporated (a)	8	368
AstroNova, Inc. (a)	1	5
AvePoint, Inc. - Class A (a)	27	409
Aviat Networks, Inc. (a)	3	66
Avnet, Inc.	14	733
Aware Inc. (a)	5	12
Axcelis Technologies, Inc. (a)	5	530
Backblaze Inc. - Class A (a)	3	26
Badger Meter, Inc.	5	869
Bel Fuse Inc. - Class B	2	345
Belden Inc.	7	811
Benchmark Electronics, Inc.	7	267
Bill Holdings, Inc. (a)	13	711
Bit Digital, Inc. (a) (b)	9	28
Bk Technologies, Inc. (a)	—	17
Blackbaud, Inc. (a)	9	548
Blackline, Inc. (a)	8	440
Box, Inc. - Class A (a)	24	759
C3.ai, Inc. - Class A (a) (b)	17	297
Calix, Inc. (a)	11	645
CCC Intelligent Solutions Holdings Inc. (a)	76	691
Cerence Inc. (a)	7	82
CEVA Inc. (a)	5	122
Cipher Mining Inc. (a) (b)	16	205

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Cirrus Logic, Inc. (a)	9	1,155
Cleanspark Inc. (a) (b)	21	306
Clear Secure, Inc. - Class A	13	431
Clearfield, Inc. (a)	1	44
Climb Global Solutions, Inc.	1	144
Coda Octopus Group, Inc. (a)	1	9
Cognex Corporation	21	942
Cohu, Inc. (a)	8	162
CommVault Systems, Inc. (a)	7	1,346
Comtech Telecommunications Corp. (a)	8	20
Consensus Cloud Solutions, Inc. (a)	4	119
CoreCard Corporation (a)	1	39
Corsair Gaming, Inc. (a)	12	109
CPI Card Group Inc. (a)	2	33
Crane Nxt, Co.	8	565
Crexendo, Inc. (a)	2	14
CS Disco, Inc. (a)	13	84
CSP, Inc. (b)	1	8
CTS Corporation	5	214
Daily Journal Corporation (a)	—	118
Daktronics, Inc. (a)	10	206
Diebold Nixdorf, Incorporated (a)	4	237
Digi International Inc. (a)	7	239
Digital Turbine USA, Inc. (a)	14	92
DigitalOcean Holdings, Inc. (a)	13	433
Diodes Incorporated (a)	8	415
Dolby Laboratories, Inc. - Class A	7	523
Dropbox, Inc. - Class A (a)	29	883
DXC Technology Company (a)	29	402
Eastman Kodak Company (a)	14	89
Egain Corporation (a)	9	79
Enphase Energy, Inc. (a)	15	538
Entegris, Inc.	1	93
EPAM Systems, Inc. (a)	6	876
ePlus inc.	5	327
Everspin Technologies, Inc. (a)	5	48
Fabrinet (a)	5	1,730
Fastly, Inc. - Class A (a)	24	205
Five9, Inc. (a)	7	164
Formfactor, Inc. (a)	13	462
Frequency Electronics, Inc. (a)	1	40
Freshworks, Inc. - Class A (a)	30	358
Globant S.A. (a)	5	306
Grid Dynamics Holdings, Inc. - Class A (a)	15	114
GSI Technology, Inc. (a)	3	13
Hackett Group, Inc., The	6	107
Harmonic, Inc. (a)	20	203
I3 Verticals, Inc. - Class A (a)	5	154
Ichor Holdings, Ltd. (a)	6	111
Identiv, Inc. (a)	6	19
Indie Semiconductor, Inc. - Class A (a)	27	110
Informatica Inc. - Class A (a)	5	123
Information Services Group, Inc.	11	65
Inseego Corp. (a) (b)	1	19
Insight Enterprises, Inc. (a)	6	667
Intapp US, Inc. (a)	3	127
InterDigital, Inc. (b)	5	1,726
inTEST Corporation (a)	3	20
IPG Photonics Corporation (a)	7	564
Itron, Inc. (a)	8	943
JAMF Holding Corp. (a)	21	222
JFROG Ltd (a)	14	671
Kimball Electronics Group, LLC (a)	5	160
Knowles Corporation (a)	16	365
Kulicke and Soffa Industries, Inc.	9	354
KVH Industries, Inc. (a)	5	26
Kyndryl Holdings, Inc. (a)	38	1,141
Lantronix, Inc. (a)	11	48
Lattice Semiconductor Corporation (a)	17	1,219
Life360, Inc. (a)	1	76
Littelfuse, Inc.	4	929
LiveRamp Holdings, Inc. (a)	12	323
MACOM Technology Solutions Holdings, Inc. (a)	11	1,364
Magnachip Semiconductor Corporation (a)	12	37
MaxLinear, Inc. (a)	16	252
MeridianLink, Inc. (a)	8	151
Methode Electronics, Inc.	6	47
Mirion Technologies (US), Inc. - Class A (a)	34	787
Mitek Systems, Inc. (a)	10	95
MKS Inc.	8	1,010
N-Able, Inc. (a)	30	233
Napco Security Technologies, Inc.	6	260
Navitas Semiconductor USA, Inc. (a)	16	112
nCino OpCo, Inc. (a)	13	354
NCR Voyix Corporation (a)	23	292
NETGEAR, Inc. (a)	7	212
NetScout Systems, Inc. (a)	12	319
Network-1 Technologies, Inc.	3	4
Nlight, Inc. (a)	9	279
Novanta Inc. (a)	6	601
NVE Corporation	1	57
ON24, Inc. (a)	10	59
One Stop Systems, Inc. (a)	1	8
OneSpan Inc.	8	125
Onto Innovation Inc. (a)	6	829
Ooma, Inc. (a)	6	73
OSI Systems, Inc. (a)	3	755
Ouster, Inc. - Class A (a)	1	22
PAR Technology Corporation (a)	6	239
PC Connection, Inc.	5	296
PDF Solutions, Inc. (a)	8	205
Pegasystems Inc.	22	1,243
Penguin Solutions, Inc. (a)	9	237
Photronics, Inc. (a)	12	267
Plexus Corp. (a)	5	696
Porch Group Inc - Class A (a)	12	204
Power Integrations, Inc.	10	384
Powerfleet Inc. (a)	18	93
Progress Software Corporation (a)	7	324
Q2 Holdings, Inc. (a)	8	558
Qorvo, Inc. (a)	15	1,356
Qualys, Inc. (a)	6	798
Rambus Inc. (a)	18	1,848
Rapid7, Inc. (a)	6	111
Red Violet, Inc.	3	140
Research Solutions, Inc. (a)	3	11
Ribbon Communications Inc. (a)	35	133
Richardson Electronics, Ltd.	2	22
Rimini Street, Inc. (a)	2	10
RingCentral, Inc. - Class A (a)	11	318
Riot Platforms, Inc. (a)	41	782
Rogers Corporation (a)	3	243
Sanmina Corporation (a)	9	1,027
Sapiens International Corporation N.V.	8	336
ScanSource, Inc. (a)	4	193
Semrush Holdings, Inc. - Class A (a)	17	120
Semtech Corporation (a)	4	294
SentinelOne, Inc. - Class A (a)	36	635
Silicon Laboratories Inc. (a)	5	642
Sitime Corporation (a)	2	618
Skywater Technology, Inc. (a)	6	105
Skyworks Solutions, Inc.	12	906
SmartRent, Inc. - Class A (a) (b)	12	17
Soundthinking, Inc. (a)	3	39
Sprinklr, Inc. - Class A (a)	23	176
SPS Commerce, Inc. (a)	6	649
Synaptics Incorporated (a)	7	453
Synchronoss Technologies, Inc. (a)	1	4
TD SYNNEX Corporation	3	477
Telos Corporation (a)	17	115
Teradata Corporation (a)	15	329
TransAct Technologies Incorporated (a)	—	1
TTM Technologies, Inc. (a)	17	994
Turtle Beach Corporation (a)	2	28
Uipath, Inc. - Class A (a)	50	674
Ultra Clean Holdings, Inc. (a)	8	227
Unisys Corporation (a)	15	57
Universal Display Corporation	6	815
Veeco Instruments Inc. (a)	10	301
Verint Systems Inc. (a)	11	223

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Vertex, Inc. - Class A (a)	10	249
Viant Technology Inc. - Class A (a)	3	23
ViaSat, Inc. (a)	15	432
Viavi Solutions Inc. (a)	39	493
Vishay Intertechnology, Inc.	21	327
Vishay Precision Group, Inc. (a)	3	86
Vontier Corporation	24	1,009
Xerox Holdings Corporation (b)	22	82
Xperi Inc. (a)	9	55
Yext, Inc. (a)	21	175
Zeta Global Holdings Corp. - Class A (a)	13	256
		77,184
Health Care 11.1%
10X Genomics, Inc. - Class A (a)	13	149
4D Molecular Therapeutics, Inc. (a)	2	18
89Bio, Inc. (a)	11	161
Aadi Bioscience, Inc. (a)	6	11
AbSci, LLC (a) (b)	18	56
AC Immune SA (a)	2	5
Acadia Healthcare Company, Inc. (a)	15	380
Acadia Pharmaceuticals Inc. (a)	19	400
Accuray Incorporated (a)	25	41
Aclaris Therapeutics, Inc. (a)	9	17
Actinium Pharmaceuticals, Inc. (a)	5	7
Acumen Pharmaceuticals, Inc. (a)	2	3
AdaptHealth LLC - Class A (a)	18	158
Adaptive Biotechnologies Corporation (a)	24	366
Addus HomeCare Corporation (a)	3	361
ADMA Biologics, Inc. (a)	45	661
Adverum Biotechnologies, Inc. (a)	2	10
Agilon Health, Inc. (a)	10	10
Agios Pharmaceuticals, Inc. (a)	6	254
Akebia Therapeutics, Inc. (a)	29	79
Akero Therapeutics Inc. (a)	6	289
Aldeyra Therapeutics, Inc. (a)	17	89
Alector, Inc. (a)	17	51
Align Technology, Inc. (a)	6	751
Alkermes Public Limited Company (a)	27	822
Allogene Therapeutics, Inc. (a)	40	50
Altimmune, Inc. (a)	6	24
Alumis Inc. (a)	4	14
American Well Corporation - Class A (a)	2	11
AMN Healthcare Services, Inc. (a)	7	139
Amneal Pharmaceuticals, Inc. - Class A (a)	53	531
Amphastar Pharmaceuticals, Inc. (a)	8	213
AngioDynamics, Inc. (a)	8	92
ANI Pharmaceuticals, Inc. (a)	4	343
Anika Therapeutics, Inc. (a)	4	35
Annexon, Inc. (a)	13	41
Aravas Inc. (a) (b)	2	8
Arcellx Inc. (a)	—	37
Arcturus Therapeutics Holdings Inc. (a)	6	115
Arcus Biosciences, Inc. (a)	15	208
ARS Pharmaceuticals, Inc. (a) (b)	3	27
Artivion, Inc. (a)	8	330
Arvinas Operations, Inc. (a)	8	70
Assertio Holdings, Inc. (a)	5	5
Astrana Health, Inc. (a)	9	247
Atea Pharmaceuticals, Inc. (a)	12	35
AtriCure, Inc. (a)	8	279
Atyr Pharma, Inc. (a) (b)	4	3
Aura Biosciences, Inc. (a)	8	50
Avanos Medical, Inc. (a)	9	102
Avantor, Inc. (a)	45	563
Aveanna Healthcare Holdings Inc. (a)	9	81
Avidity Biosciences, Inc. (a)	7	292
AxoGen, Inc. (a)	9	162
Azenta, Inc. (a)	8	217
Beam Therapeutics Inc. (a) (b)	14	346
BFLY Operations, Inc. - Class A (a) (b)	10	20
BioLife Solutions, Inc. (a)	8	214
BioMarin Pharmaceutical Inc. (a)	17	904
Biomea Fusion, Inc. (a)	3	7
Bio-Rad Laboratories, Inc. - Class A (a)	3	760
Biote Corp. - Class A (a)	6	18
Bio-Techne Corporation	15	844
Bioventus Inc. - Class A (a)	10	67
Black Diamond Therapeutics, Inc. (a) (b)	11	42
Brightspring Health Services, Inc. (a)	19	575
Brookdale Senior Living Inc. (a)	39	333
Bruker Corporation	17	564
C4 Therapeutics, Inc. (a)	13	29
Caredx, Inc. (a)	10	149
Caribou Biosciences, Inc. (a)	18	42
Castle Biosciences, Inc. (a)	6	134
Catalyst Pharmaceuticals, Inc. (a)	14	274
Celldex Therapeutics, Inc. (a)	3	66
Certara, Inc. (a)	26	317
CG Oncology, Inc. (a)	3	113
Champions Oncology, Inc. (a)	1	6
Charles River Laboratories International, Inc. (a)	7	1,056
Chemed Corporation	2	753
Chinook Therapeutics, Inc. (a) (d)	3	1
Codexis, Inc. (a)	10	23
Collegium Pharmaceutical, Inc. (a)	6	223
Community Health Systems, Inc. (a)	30	95
Compass Therapeutics, Inc. (a) (b)	5	18
Concentra Group Holdings Parent, Inc.	18	372
CONMED Corporation	5	246
Corcept Therapeutics Incorporated (a)	17	1,424
CorVel Corporation (a)	9	714
Crinetics Pharmaceuticals, Inc. (a)	2	63
CRISPR Therapeutics AG (a)	13	872
Cross Country Healthcare, Inc. (a)	8	112
Cryoport, Inc. (a)	9	86
Cullinan Oncology, LLC (a)	9	52
Cumberland Pharmaceuticals, Inc. (a)	3	9
CVRx, Inc. (a) (b)	1	10
Cytek Biosciences, Inc. (a)	22	77
Davita Inc. (a)	8	1,047
Day One Biopharmaceuticals, Inc. (a)	13	94
Definitive Healthcare Corp. - Class A (a)	15	61
Denali Therapeutics Inc. (a)	20	293
Dentsply Sirona Inc.	31	399
Design Therapeutics, Inc. (a)	3	23
Disc Medicine, Inc. (a)	1	95
Doximity, Inc. - Class A (a)	11	823
Dynavax Technologies Corporation (a)	22	218
Edgewise Therapeutics, Inc. (a)	9	144
Editas Medicine, Inc. (a)	7	23
Elanco Animal Health Incorporated (a) (b)	74	1,488
Electromed, Inc. (a)	2	38
Embecta Corp.	10	148
Emergent BioSolutions Inc. (a)	8	73
Enanta Pharmaceuticals, Inc. (a) (b)	5	58
Encompass Health Corporation	8	1,023
Enhabit Inc. (a)	10	78
Enliven Therapeutics, Inc. (a) (b)	3	56
Enovis Corporation (a)	10	298
Ensign Group, Inc., The	9	1,629
Entrada Therapeutics, Inc. (a)	2	10
Envista Holdings Corporation (a)	22	452
Erasca, Inc. (a)	24	53
Evolent Health, Inc. - Class A (a)	20	169
Exact Sciences Corporation (a)	20	1,107
Exagen Inc. (a)	1	9
Exelixis, Inc. (a)	33	1,364
Eyepoint Pharmaceuticals, Inc. (a)	5	74
Fate Therapeutics, Inc. (a)	14	17
Fonar Corporation (a) (b)	1	18
Fulcrum Therapeutics, Inc. (a)	12	114
Fulgent Genetics, Inc. (a)	6	137
Genedx Holdings Corp. - Class A (a)	1	122
Glaukos Corporation (a)	5	417
Globus Medical, Inc. - Class A (a)	12	665
GoodRx Holdings, Inc. - Class A (a) (b)	18	76
Haemonetics Corporation (a)	8	393
Halozyme Therapeutics, Inc. (a)	20	1,478
Harmony Biosciences Holdings, Inc. (a)	10	263

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Harrow, Inc. (a)	2	113
Health Catalyst, Inc. (a)	13	38
HealthEquity, Inc. (a)	14	1,318
Healthstream, Inc.	6	158
Henry Schein, Inc. (a)	19	1,265
Hims & Hers Health, Inc. - Class A (a) (b)	25	1,422
ICU Medical, Inc. (a)	3	372
IDEAYA Biosciences, Inc. (a)	7	182
Immunome, Inc. (a)	8	99
Immunovant, Inc. (a)	3	48
InfuSystem Holdings, Inc. (a)	5	54
Innoviva, Inc. (a)	12	210
Inogen, Inc. (a)	6	46
Inovio Pharmaceuticals, Inc. (a)	5	11
Inspire Medical Systems, Inc. (a)	4	293
Integer Holdings Corporation (a)	6	603
Integra LifeSciences Holdings Corporation (a)	13	182
Intellia Therapeutics, Inc. (a)	14	237
Iovance Biotherapeutics, Inc. (a)	27	58
Iradimed Corporation	2	173
Janux Therapeutics, Inc. (a)	2	56
Jasper Therapeutics, Inc. (a)	3	6
Jazz Pharmaceuticals Public Limited Company (a)	9	1,136
Joint Corp, The (a)	—	4
Kalaris Therapeutics, Inc. (a)	—	—
Keros Therapeutics, Inc. (a)	3	42
Kewaunee Scientific Corporation (a)	—	19
Kiniksa Pharmaceuticals International, PLC - Class A (a)	8	293
Kodiak Sciences Inc. (a)	11	174
Krystal Biotech, Inc. (a)	5	831
Kura Oncology, Inc. (a)	17	153
Kymera Therapeutics, Inc. (a) (b)	5	274
Lantheus Holdings, Inc. (a)	11	544
Larimar Therapeutics, Inc. (a)	6	20
LeMaitre Vascular, Inc.	4	334
Lensar, Inc. (a)	1	13
LENZ Therapeutics, Inc. (a) (b)	2	81
Lifestance Health Group, Inc. (a)	41	226
Ligand Pharmaceuticals Incorporated (a)	3	573
Lineage Cell Therapeutics, Inc. (a)	4	7
LivaNova PLC (a)	9	477
Lyell Immunopharma Inc. (a)	—	1
MacroGenics, Inc. (a)	15	26
MannKind Corporation (a)	49	261
Maravai LifeSciences Holdings, Inc. - Class A (a)	25	72
Masimo Corporation (a)	2	244
MaxCyte, Inc. (a)	19	29
MediciNova, Inc. (a)	3	4
Medpace Holdings, Inc. (a)	3	1,307
Merit Medical Systems, Inc. (a)	10	815
Merrimack Pharmaceuticals, Inc. (a) (d)	4	—
Mesa Laboratories, Inc.	1	75
MiMedx Group, Inc. (a)	25	174
Molina Healthcare, Inc. (a)	1	171
Monte Rosa Therapeutics, Inc. (a) (b)	3	19
Myriad Genetics, Inc. (a)	17	121
National HealthCare Corporation	3	353
National Research Corporation	5	65
Neogen Corporation (a)	20	113
Neogenomics, Inc. (a)	23	178
Neurocrine Biosciences, Inc. (a)	—	62
Niagen Bioscience, Inc. (a)	7	67
Nkarta, Inc. (a)	7	15
Novocure Limited (a)	8	108
Nurix Therapeutics, Inc. (a)	7	62
Nutex Health Inc. (a) (b)	—	22
Nuvation Bio Operating Company LLC - Class A (a)	24	89
Olema Pharmaceuticals Inc. (a)	13	129
OmniAb, Inc. (a) (d)	1	—
OmniAb, Inc. (a) (d)	1	—
OmniAb, Inc. (a)	23	37
Omnicell, Inc. (a)	8	247
OPKO Health, Inc. (a)	22	34
OptimizeRX Corporation (a)	4	80
Option Care Health, Inc. (a)	27	754
Orasure Technologies, Inc. (a)	14	46
Organogenesis Holdings Inc. - Class A (a)	22	95
Organon & Co.	35	379
Oric Pharmaceuticals, Inc. (a)	11	131
Orthofix Medical Inc. (a)	7	103
Orthopediatrics Corp. (a)	5	95
Owens & Minor, Inc. (a)	15	72
Pacific Biosciences of California, Inc. (a) (b)	12	15
Pacira Pharmaceuticals, Inc. (a)	8	210
PDL BioPharma, Inc. (a) (b) (d)	14	5
Pediatrix Medical Group, Inc. (a)	17	278
Pennant Group, Inc., The (a)	7	169
Penumbra, Inc. (a)	4	921
Performant Healthcare, Inc. (a) (b)	9	69
Perrigo Company Public Limited Company	23	502
Personalis, Inc. (a) (b)	5	35
Phibro Animal Health Corporation - Class A	4	172
Phreesia, Inc. (a)	1	31
Pliant Therapeutics, Inc. (a) (b)	10	14
Praxis Precision Medicines, Inc. (a)	—	14
Premier Healthcare Solutions, Inc. - Class A	14	402
Prestige Consumer Healthcare Inc. (a)	9	537
Privia Health Group Inc. (a)	18	441
Progyny, Inc. (a)	15	320
Protagonist Therapeutics, Inc. (a)	7	459
Prothena Corporation Public Limited Company (a)	9	83
PTC Therapeutics, Inc. (a)	9	578
Pulmonx Corporation (a)	9	14
Puma Biotechnology, Inc. (a)	10	55
Pyxis Oncology, Inc. (a)	4	9
Quanterix Corporation (a)	9	48
QuidelOrtho Corporation (a)	11	318
Quipt Home Medical Corp. (a)	6	15
RadNet, Inc. (a)	14	1,039
Rafael Holdings, Inc. - Class B (a)	4	6
RAPT Therapeutics, Inc. (a) (b)	1	22
Regenxbio Inc. (a)	10	99
Relay Therapeutics, Inc. (a)	21	111
Repligen Corporation (a)	6	836
Replimune Group, Inc. (a) (b)	13	54
Revolution Medicines, Inc. (a)	16	740
Revvity, Inc.	10	855
Rigel Pharmaceuticals, Inc. (a)	1	30
Rocket Pharmaceuticals, Inc. (a)	12	38
Roivant Sciences Ltd. (a)	94	1,428
RxSight, Inc. (a)	7	63
Sana Biotechnology, Inc. (a) (b)	13	48
Sanara Medtech Inc. (a)	1	27
Sarepta Therapeutics, Inc. (a)	6	116
Schrodinger, Inc. (a)	7	142
Seer, Inc. - Class A (a) (b)	6	14
Select Medical Holdings Corporation	22	286
Sensus Healthcare, Inc. (a)	2	8
Sera Prognostics, Inc. - Class A (a) (b)	3	10
SI-BONE, Inc. (a)	8	114
SIGA Technologies, Inc.	14	127
Sight Sciences, Inc. (a)	8	27
Simulations Plus, Inc. (a)	4	57
Solid Biosciences Inc. (a)	2	11
Sotera Health LLC (a)	44	686
Spyre Therapeutics, Inc. (a) (b)	2	41
STAAR Surgical Company (a)	7	190
Stoke Therapeutics, Inc. (a) (b)	9	210
Supernus Pharmaceuticals, Inc. (a)	10	462
Surgery Partners, Inc. (a)	22	468
Surmodics, Inc. (a)	3	93
Sutro Biopharma, Inc. (a)	2	1
Tactile Systems Technology, Inc. (a)	6	82
Talkspace, Inc. (a)	25	69
Tango Therapeutics, Inc. (a) (b)	13	111
Tarsus Pharmaceuticals, Inc. (a)	1	57
Taysha Gene Therapies, Inc. (a)	12	38
Teladoc Health, Inc. (a)	28	214
Teleflex Incorporated	6	688

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Terns Pharmaceuticals, Inc. (a)	13	95
Theravance Biopharma, Inc. (a)	8	123
TransMedics Group, Inc. (a)	5	572
Treace Medical Concepts, Inc. (a)	5	32
TruBridge, Inc. (a)	4	72
TScan Therapeutics, Inc. (a)	3	6
Twist Bioscience Corporation (a)	8	220
Tyra Biosciences, Inc. (a) (b)	3	36
U.S. Physical Therapy, Inc.	3	216
UFP Technologies, Inc. (a)	1	294
Universal Health Services, Inc. - Class B	1	162
Utah Medical Products, Inc.	1	60
Vanda Pharmaceuticals Inc. (a) (b)	14	69
Varex Imaging Corporation (a)	9	112
Ventyx Biosciences, Inc. (a)	—	1
Vera Therapeutics, Inc. - Class A (a)	2	71
Veracyte, Inc. (a)	13	445
Vericel Corporation (a)	8	252
Viatris Inc.	120	1,190
Viking Therapeutics, Inc. (a) (b)	10	259
VIR Biotechnology, Inc. (a)	16	90
Viridian Therapeutics, Inc. (a)	1	23
Voyager Therapeutics, Inc. (a)	8	35
Waystar Holding Corp. (a)	14	530
Xbiotech Inc (a)	6	16
Xencor, Inc. (a)	12	146
Xenon Pharmaceuticals Inc. (a)	4	145
Zentalis Pharmaceuticals, Inc. (a)	2	3
ZimVie Inc. (a)	3	66
Zura Bio Limited - Class A (a)	7	31
Zymeworks Inc. (a)	11	186
		76,340
Materials 5.9%
AdvanSix Inc.	5	97
Albemarle Corporation	15	1,205
Alcoa Corporation	34	1,103
Alpha Metallurgical Resources, Inc. (a)	2	282
Alto Ingredients, Inc. (a)	20	21
American Vanguard Corporation (a)	6	35
Ampco-Pittsburgh Corporation (a)	3	6
AptarGroup, Inc.	7	896
Ardagh Metal Packaging S.A.	52	207
ARQ, Inc. (a)	6	42
Ascent Industries Co. (a)	2	23
Ashland Inc.	7	359
Aspen Aerogels, Inc. (a)	13	94
Avient Corporation	15	506
Axalta Coating Systems Ltd. (a)	31	884
Balchem Corporation	6	827
Bioceres Crop Solutions Corp. (a)	4	5
Cabot Corporation	9	718
Caledonia Mining Corporation PLC	3	98
Carpenter Technology Corporation	8	1,855
Celanese Corporation - Class A	8	331
Century Aluminum Company (a)	17	492
Chemours Company, The	24	386
Clearwater Paper Corporation (a)	3	71
Cleveland-Cliffs Inc. (a)	63	773
Coeur Mining, Inc. (a)	76	1,418
Commercial Metals Company	20	1,156
Compass Minerals International, Inc. (a)	7	133
Core Molding Technologies, Inc. (a)	—	4
Crown Holdings, Inc.	12	1,126
Dakota Gold Corp. (a)	13	58
Eagle Materials Inc.	4	935
Eastman Chemical Company	13	809
Ecovyst Inc. (a)	20	176
Element Solutions Inc.	44	1,104
Ferroglobe PLC	29	130
Flotek Industries, Inc. (a) (b)	3	47
FMC Corporation	15	501
Fortitude Gold Corporation	2	10
Friedman Industries, Incorporated	2	33
Graphic Packaging Holding Company	39	761
Greif, Inc. - Class A	4	267
Greif, Inc. - Class B	3	160
H.B. Fuller Company	9	546
Hawkins, Inc.	4	698
Hecla Mining Company	107	1,295
Huntsman Corporation	28	253
Idaho Strategic Resources, Inc. (a) (b)	1	32
Ingevity Corporation (a)	6	357
Innospec Inc.	4	319
Intrepid Potash, Inc. (a)	3	87
Ivanhoe Electric Inc. (a)	9	111
Kaiser Aluminum Corporation	3	223
Koppers Holdings Inc.	4	117
KRC Materials, Inc. (a)	9	699
Kronos Worldwide, Inc.	12	71
Louisiana-Pacific Corporation (W VA)	11	1,021
LSB Industries, Inc. (a)	13	99
Materion Corporation	3	416
MATIV Holdings, Inc.	12	136
Mercer International Inc.	13	38
Metallus Inc. (a)	8	138
Minera Andes Inc. (a)	7	114
Minerals Technologies Inc.	6	353
Mosaic Company, The	39	1,345
MP Materials Corp. - Class A (a) (b)	21	1,383
Myers Industries, Inc.	5	87
NewMarket Corporation	2	1,281
Nexa Resources S.A.	9	43
O-I Glass, Inc. (a)	26	337
Olin Corporation	15	378
Olympic Steel, Inc.	2	66
Orion Engineered Carbons Finance & Co. S.C.A.	11	82
Perimeter Solutions, Inc. (a)	17	380
Quaker Chemical Corporation	3	385
Ramaco Resources, Inc. - Class A (b)	8	261
Ramaco Resources, Inc. - Class B	2	35
Ranpak Holdings Corp - Class A (a)	14	77
Rayonier Advanced Materials Inc. (a)	13	94
Royal Gold, Inc.	5	1,073
Ryerson Holding Corporation	6	133
Scotts Miracle-Gro Company, The	7	395
Sealed Air Corporation	22	768
Sensient Technologies Corporation	7	668
Silgan Holdings Inc.	18	761
Smith-Midland Corporation (a)	1	44
Sonoco Products Company	14	590
Stepan Company	4	183
SunCoke Energy, Inc.	15	122
Sylvamo Corporation	7	289
Tredegar Corporation (a)	8	66
TriMas Corporation	8	290
Trinseo Public Limited Company (b)	5	13
Tronox Holdings PLC	28	114
United States Lime & Minerals, Inc.	5	631
Warrior Met Coal, Inc.	8	534
Westlake Corporation	5	363
Worthington Steel, Inc.	9	274
		40,812
Energy 5.1%
Amplify Energy Corp. (a)	9	49
Antero Midstream Corporation	78	1,516
Antero Resources Corporation (a)	35	1,172
Apa Corp.	46	1,113
Archrock, Inc.	29	760
Ardmore Shipping Services (Ireland) Limited	8	101
Aris Water Solutions, Inc. - Class A	5	130
Atlas Energy Solutions Inc. (b)	1	17
Berry Corporation (Bry)	14	52
Bristow Holdings U.S. Inc. (a)	5	191
Cactus, Inc. - Class A	11	428
California Resources Corporation	10	546
Centrus Energy Corp. - Class A (a)	3	796
Chord Energy Corporation	5	507
Civitas Resources, Inc.	9	300

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Clean Energy Fuels Corp. (a)	46	118
CNX Resources Corporation (a)	24	775
Comstock Resources, Inc. (a) (b)	46	904
Core Laboratories LP (b)	9	108
Core Natural Resources, Inc.	3	250
Crescent Energy Company - Class A	32	282
CVR Energy, Inc.	17	623
Delek US Holdings, Inc.	3	82
DHT Holdings, Inc.	28	338
DMC Global Inc. (a)	5	45
Dorian LPG Ltd.	8	240
DT Midstream, Inc.	12	1,344
enCore Energy Corp. (a)	6	21
Energy Services of America Corporation (b)	1	13
Epsilon Energy Ltd.	5	25
Evolution Petroleum Corporation	9	42
Excelerate Energy, Inc. - Class A	4	99
Expro Group Holdings N.V. (a)	19	227
Forum Energy Technologies, Inc. (a)	2	59
FutureFuel Corp.	10	41
Geospace Technologies Corporation (a)	3	66
Gevo, Inc. (a)	5	10
Granite Ridge Resources, Inc.	11	60
Green Plains Inc. (a)	11	95
Gulf Island Fabrication, Inc. (a)	2	11
Gulfport Energy Operating Corporation (a)	3	525
Helix Energy Solutions Group, Inc. (a)	27	175
Helmerich & Payne, Inc.	16	364
HF Sinclair Corporation	28	1,443
Innovex International, Inc. (a)	8	144
International Seaways, Inc.	8	390
Kinetik Holdings Inc. - Class A (b)	9	365
KLX Energy Services Holdings, Inc. (a) (b)	1	2
Kodiak Gas Services, LLC	11	393
Kosmos Energy Ltd. (a)	47	79
Liberty Energy Inc. - Class A	27	338
Lightbridge Corporation (a)	—	1
Magnolia Oil & Gas Corporation - Class A	30	728
Mammoth Energy Services, Inc. (a)	11	25
Matador Resources Company	17	762
Murphy Oil Corporation	23	650
Nabors Industries Ltd. (a)	2	89
NACCO Industries, Inc. - Class A	2	74
National Energy Services Reunited Corporation (a)	9	87
Natural Gas Services Group, Inc.	2	58
New Fortress Energy Inc. - Class A (a) (b)	18	39
Noble Corporation 2022 Limited	19	547
Nordic American Tankers Limited (b)	40	127
Northern Oil and Gas Incorporated	14	345
NOV Inc.	50	665
Oceaneering International, Inc. (a)	17	428
Oil States International, Inc. (a)	13	79
Opal Fuels Inc. - Class A (a) (b)	2	4
Ovintiv Canada ULC	30	1,195
Par Pacific Holdings, Inc. (a)	8	299
Patterson-UTI Energy, Inc.	45	231
PBF Energy Inc. - Class A	19	581
Peabody Energy Corporation	21	549
Permian Resources Corporation - Class A	86	1,097
Primeenergy Resources Corporation (a) (b)	—	44
Propetro Holding Corp. (a)	19	101
Range Resources Corporation	39	1,472
Ranger Energy Services, Inc. - Class A	4	60
REX American Resources Corporation (a)	7	209
Riley Exploration - Permian, LLC	2	45
Ring Energy Inc. (a)	2	2
RPC, Inc.	38	179
SandRidge Energy, Inc.	6	70
Scorpio Tankers Inc.	9	489
SEACOR Marine Holdings Inc. (a)	7	47
Seadrill Limited (a)	11	326
Select Water Solutions, Inc. - Class A	19	203
SFL Corporation Ltd.	24	182
SM Energy Company	15	381
Smart Sand, Inc.	10	21
Solaris Energy Infrastructure, Inc. - Class A	8	329
Talos Energy Inc. (a)	30	287
Teekay Corporation	17	140
Teekay Tankers Ltd. - Class A	5	271
TETRA Technologies, Inc. (a)	28	162
Tidewater Inc. (a)	8	445
Transocean Ltd. (a) (c)	120	375
Uranium Energy Corp. (a)	66	884
VAALCO Energy, Inc.	16	64
Valaris Limited (a)	11	559
Viper Energy, Inc. - Class A	5	202
Vital Energy, Inc. (a)	5	79
Vitesse Energy, Inc. (b)	5	120
W&T Offshore, Inc. (b)	13	23
Weatherford International Public Limited Company	10	664
World Kinect Corporation	11	273
		35,142
Consumer Staples 4.1%
Albertsons Companies, Inc. - Class A	58	1,017
Alico, Inc.	2	53
Andersons, Inc., The	6	241
B&G Foods, Inc. (b)	10	43
Beauty Health Company, The - Class A (a) (b)	14	28
Bellring Intermediate Holdings, Inc. (a)	20	739
Boston Beer Company, Inc., The - Class A (a)	2	321
Calavo Growers, Inc.	3	84
Cal-Maine Foods, Inc.	8	710
Campbell's Company, The	34	1,076
Central Garden & Pet Company (a)	1	49
Central Garden & Pet Company - Class A (a)	9	259
Coca-Cola Consolidated, Inc.	9	1,078
Conagra Brands, Inc.	55	1,003
Coty Inc. - Class A (a)	73	295
Darling Ingredients Inc. (a)	21	661
Del Monte Fresh Produce Company	8	287
Dole Public Limited Company	9	119
e.l.f. Beauty, Inc. (a)	7	914
Edgewell Personal Care Colombia S A S	8	172
Energizer Holdings, Inc.	12	307
Farmer Bros. Co. (a)	4	7
Flowers Foods, Inc.	34	440
Freshpet, Inc. (a)	8	431
Grocery Outlet Holding Corp. (a)	16	258
Hain Celestial Group, Inc., The (a)	17	27
Herbalife Nutrition Ltd. (a)	16	135
Ingles Markets, Incorporated - Class A	3	189
Ingredion Incorporated	11	1,304
Interparfums, Inc.	5	518
J&J Snack Foods Corp.	3	306
J. M. Smucker Company, The	2	212
John B. Sanfilippo & Son, Inc.	2	120
Lamb Weston Holdings, Inc.	17	996
LifeVantage Corporation (b)	2	18
Lifeway Foods, Inc. (a)	3	72
Limoneira Company	4	66
Mama's Creations, Inc. (a)	8	84
Maplebear Inc. (a)	31	1,149
Medifast, Inc. (a)	2	30
MGPI Processing, Inc.	3	67
Mission Produce, Inc. (a)	13	156
Molson Coors Beverage Company - Class B	22	983
National Beverage Corp. (a)	11	414
Natural Alternatives International, Inc. (a)	1	2
Natural Grocers By Vitamin Cottage, Inc.	6	248
Natural Health Trends Corp. (b)	1	4
Nature's Sunshine Products, Inc. (a)	5	74
Nu Skin Enterprises, Inc. - Class A	9	111
Oil-Dri Corporation of America	2	133
Olaplex Holdings, Inc. (a)	6	8
Pilgrim's Pride Corporation	18	731
Post Holdings, Inc. (a)	10	1,049
PriceSmart, Inc.	5	630
Reynolds Consumer Products Inc.	25	605
Rocky Mountain Chocolate Factory, Inc. (a)	2	2

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Seaboard Corporation	—	525
Seneca Foods Corporation - Class A (a)	1	119
Simply Good Foods Company, The (a)	17	410
Spectrum Brands Holdings, Inc.	5	246
Sprouts Farmers Market, Inc. (a)	10	1,058
The Chefs' Warehouse, Inc. (a)	7	407
The Honest Company, Inc. (a)	16	60
The Marzetti Company	5	796
Tootsie Roll Industries, Inc. (b)	7	305
Treehouse Foods, Inc. (a)	9	192
Turning Point Brands, Inc.	4	373
United Natural Foods, Inc. (a)	12	436
United-Guardian, Inc.	—	1
Universal Corporation	4	243
USANA Health Sciences, Inc. (a)	3	94
UTZ Brands, Inc. - Class A	14	164
Village Super Market, Inc. - Class A	2	89
Vita Coco Company, Inc., The (a)	10	416
Vital Farms, Inc. (a)	8	331
WD-40 Company	2	443
Weis Markets, Inc.	5	336
ZEVIA PBC - Class A (a)	6	15
		28,094
Utilities 3.1%
AES Corporation, The	87	1,148
ALLETE, Inc.	10	664
American States Water Company	6	453
Artesian Resources Corporation - Class A	2	56
Avista Corporation	13	489
Black Hills Corporation	12	721
California Water Service Group	9	432
Chesapeake Utilities Corporation	4	516
Clearway Energy, Inc. - Class A	6	162
Clearway Energy, Inc. - Class C	13	379
Consolidated Water Co. Ltd.	3	105
Essential Utilities, Inc.	23	912
Genie Energy Ltd. - Class B	5	74
Global Water Resources, Inc.	1	9
H2O America	6	281
Hallador Energy Company (a)	8	154
Hawaiian Electric Industries, Inc. (a)	26	292
IDACORP, Inc.	8	1,062
MDU Resources Group, Inc.	32	574
MGE Energy, Inc.	6	505
Middlesex Water Company	3	160
Montauk Renewables, Inc. (a)	25	50
National Fuel Gas Company	15	1,343
New Jersey Resources Corporation	17	806
Northwest Natural Holding Company	7	293
NorthWestern Corporation	10	587
OGE Energy Corp.	30	1,407
One Gas, Inc.	9	736
Ormat Technologies, Inc.	10	932
Otter Tail Corporation	7	561
Pinnacle West Capital Corporation	12	1,093
Portland General Electric Company	16	721
Pure Cycle Corporation (a)	6	65
RGC Resources, Inc.	2	42
Southwest Gas Holdings, Inc.	11	881
Spire Inc.	10	778
The York Water Company	3	92
TXNM Energy, Inc.	15	863
UGI Corporation	32	1,060
Unitil Corporation	3	150
		21,608
Communication Services 3.0%
Advantage Solutions, Inc. - Class A (a) (b)	31	48
Altice USA, Inc. - Class A (a)	42	101
AMC Networks, Inc. - Class A (a)	8	64
Angi Inc. - Class A (a)	4	63
Anterix Inc. (a) (b)	4	87
Array Digital Infrastructure, Inc. (b)	9	442
Atlanta Braves Holdings, Inc. - Series A (a) (b)	2	82
Atlanta Braves Holdings, Inc. - Series C (a)	8	334
ATN International, Inc.	4	53
Bandwidth Inc. - Class A (a)	6	92
Boston Omaha Corporation - Class A (a)	6	76
Bumble Inc. - Class A (a)	20	124
Cable One, Inc.	1	135
Cardlytics, Inc. (a) (b)	10	25
CarGurus, Inc. - Class A (a)	14	537
Cars.com Inc. (a)	11	140
Cinemark Holdings, Inc.	20	564
CommScope Holding Company, Inc. (a)	20	315
DHI Group, Inc. (a)	12	34
DoubleVerify Holdings, Inc. (a)	25	295
E.W. Scripps Company, The - Class A (a)	20	48
Entravision Communications Corporation - Class A	19	45
Eventbrite, Inc. - Class A (a)	15	38
EverQuote, Inc. - Class A (a)	5	105
Frontier Communications Parent, Inc. (a)	35	1,306
fuboTV Inc. (a)	29	120
Gaia, Inc. - Class A (a)	3	21
Gambling.Com Group Limited (a)	7	56
Gannett Co., Inc. (a)	30	125
Globalstar, Inc. (a)	3	99
Gogo, Inc. (a)	19	165
Gray Media, Inc.	17	97
Grizzly Merger Sub 1, LLC - Series A (a)	—	8
Grizzly Merger Sub 1, LLC - Series C (a)	1	29
Harte Hanks, Inc. (a)	1	4
Ibotta, Inc. - Class A (a) (b)	1	22
IDT Corporation - Class B	4	235
IMAX Corporation (a)	10	316
Integral Ad Science Holding Corp. (a)	26	262
Iridium Communications Inc.	17	304
John Wiley & Sons, Inc. - Class A	8	330
Liberty Broadband Corporation - Series A (a)	2	143
Liberty Broadband Corporation - Series C (a)	15	980
Liberty Global Ltd. - Class A (a)	25	286
Liberty Global Ltd. - Class C (a)	20	239
Liberty Latin America Ltd. - Class A (a)	5	39
Liberty Latin America Ltd. - Class C (a)	28	234
Lionsgate Studios Corp. (a)	11	79
Lumen Technologies, Inc. (a)	155	951
Magnite, Inc. (a)	24	516
Marchex, Inc. - Class B (a)	—	—
Marcus Corporation, The	4	69
Match Group, Inc.	33	1,149
Mediaalpha, Inc. - Class A (a)	2	28
National CineMedia, Inc.	4	20
Nexstar Media Group, Inc. - Class A	5	1,009
Nextdoor Holdings, Inc. - Class A (a)	34	71
Paramount Skydance Corporation - Class B	3	66
Playstudios, Inc. - Class A (a)	5	5
Podcastone, Inc. (a)	—	—
PubMatic, Inc. - Class A (a)	8	65
QuinStreet, Inc. (a)	10	157
Reservoir Media Management, Inc. (a)	4	36
Saga Communications, Inc. - Class A	1	11
Scholastic Corporation	5	142
Shenandoah Telecommunications Company	10	131
Shutterstock, Inc.	6	132
Sinclair, Inc. - Class A	8	119
Skillz Inc. - Class A (a) (b)	4	34
Sphere Entertainment Co. - Class A (a) (b)	5	332
Sphere Entertainment Co. - Class A (a)	3	710
Sphere Entertainment Co. - Class A (a)	7	317
Spok Holdings, Inc.	2	36
Stagwell, Inc. - Class A (a)	31	173
Starz Entertainment (a)	1	11
Sunrise Communications AG - Class A - ADR	7	383
Teads Holding Co. (a)	9	14
TechTarget, Inc. (a)	6	36
TEGNA Inc.	27	559
Telephone and Data Systems, Inc.	21	809
The New York Times Company - Class A	24	1,353
Thryv Holdings, Inc. (a)	8	95
Travelzoo (a)	2	20

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
TripAdvisor, Inc. (a)	21	340
Truecar, Inc. (a)	24	44
Urban One, Inc. - Class A (a)	2	3
Urban One, Inc. - Class D (a)	7	5
Vimeo, Inc. (a)	29	228
Vivid Seats Inc. - Class A (a) (b)	1	19
WideOpenWest, Inc. (a)	13	66
Yelp Inc. (a)	11	340
Zedge, Inc. - Class B (a)	1	3
Ziff Davis, Inc. (a)	8	291
ZoomInfo Technologies Inc. - Class A (a)	47	513
		20,757
Real Estate 0.6%
Anywhere Real Estate Inc. (a)	21	219
Compass, Inc. - Class A (a)	59	472
Cushman & Wakefield PLC (a)	37	589
Douglas Elliman Inc. (a)	22	63
Dwight A. Walker Real Estate, Inc. - Class A (a)	4	37
eXp World Holdings, Inc.	13	134
Five Point Holdings, LLC - Class A (a)	16	100
Florida Rock Properties, Inc. (a)	4	85
Forestar Group Inc. (a)	9	235
Howard Hughes Holdings Inc. (a)	8	669
Jones Lang LaSalle Incorporated (a)	—	14
Kennedy-Wilson Holdings, Inc.	24	197
Marcus & Millichap Company	7	193
Maui Land & Pineapple Company, Inc. (a)	3	53
Newmark Group, Inc. - Class A	26	477
Seaport Entertainment Group Inc. (a) (b)	2	47
St. Joe Company, The	10	494
Stratus Properties Inc. (a)	2	42
Tejon Ranch Co. (a)	5	85
The Rmr Group Inc. - Class A	4	63
		4,268
Total Common Stocks (cost $622,458)		688,927
RIGHTS 0.0%
Albireo Pharma, Inc. (a) (d)	5	33
Bristol-Myers Squibb Company (a)	8	—
Chinook Therapeutics, Inc. (a) (d)	11	—
HilleVax, Inc. (a) (d)	8	1
Iteos Therapeutics, LLC (a) (d)	7	1
Kinnate Biopharma Inc. (a) (d)	1	—
Opiant Pharmaceuticals, Inc. (a) (b) (d)	1	—
Poseida Therapeutics, Inc. (a) (d)	21	11
Resolute Forest Products Inc. (a) (d)	16	4
Sage Therapeutics Inc. (a) (d)	8	1
Spectrum Pharmaceuticals, Inc. (a) (d)	30	—
Verve Therapeutics, Inc. (a) (d)	1	1
Total Rights (cost $0)		52
SHORT TERM INVESTMENTS 1.1%
Securities Lending Collateral 0.9%
JNL Government Money Market Fund - Class SL, 4.14% (e) (f)	6,435	6,435
Investment Companies 0.2%
JNL Government Money Market Fund - Class I, 4.04% (e) (f)	1,305	1,305
Total Short Term Investments (cost $7,740)		7,740
Total Investments 101.0% (cost $630,198)		696,719
Other Assets and Liabilities, Net (1.0)%		(6,648)
Total Net Assets 100.0%		690,071

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2025.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL/DFA U.S. Small Cap Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.04% - Class I	2,030	79,420	80,145	53	—	—	1,305	0.2
JNL Government Money Market Fund, 4.14% - Class SL	2,224	39,107	34,896	89	—	—	6,435	0.9
	4,254	118,527	115,041	142	—	—	7,740	1.1

JNL/DFA U.S. Small Cap Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Bridgewater Bancshares, Inc.	03/10/21	76	83	—
Transocean Ltd.	03/02/21	523	375	0.1
		599	458	0.1

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DFA U.S. Small Cap Fund
Assets - Securities
Common Stocks	688,921	—	6	688,927
Rights	—	—	52	52
Short Term Investments	7,740	—	—	7,740
	696,661	—	58	696,719

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL/DoubleLine Core Fixed Income Fund
GOVERNMENT AND AGENCY OBLIGATIONS 51.5%
Mortgage-Backed Securities 20.8%
Federal Home Loan Mortgage Corporation
6.36%, (1 Year Treasury + 2.36%), 07/01/27 (a)	—	—
3.00%, 08/01/46 - 07/01/52	65,902	59,098
3.50%, 10/01/47	8,160	7,605
4.00%, 10/01/48	1,609	1,543
2.00%, 11/01/50 - 05/01/51	24,359	20,037
5.50%, 04/01/53 - 05/01/54	34,321	35,063
5.00%, 06/01/53 - 07/01/53	22,864	22,996
6.00%, 11/01/53 - 12/01/54	50,841	52,523
Series 2023-A-GSP, REMIC, 6.48%, 01/12/29 (a)	2,350	2,462
Federal National Mortgage Association, Inc.
4.00%, 10/01/25 - 01/01/46	106	106
0.00%, 12/01/25 (a) (b) (c)	1,930	1,919
4.50%, 12/01/25 - 07/01/42	1,537	1,540
5.10%, 03/01/30	3,682	3,792
5.09%, 05/01/30	4,289	4,454
4.48%, 06/01/30	12,431	12,752
4.97%, 07/01/31	7,014	7,172
2.46%, 04/01/32	11,428	10,215
6.15%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.45%), 01/01/35 (a)	92	94
6.40%, (1 Year Treasury + 2.24%), 01/01/36 (a)	942	963
5.00%, 12/01/38 - 08/01/53	25,129	25,219
5.53%, 06/01/40	8,448	8,693
5.48%, 04/01/41	5,454	5,535
5.42%, (12 Month Treasury Average + 1.20%), 06/01/43 (a)	26	25
3.00%, 04/01/47	3,717	3,354
3.50%, 06/01/47 - 04/01/52	19,288	17,910
2.50%, 10/01/50 - 05/01/52	83,607	71,700
2.00%, 11/01/50 - 02/01/51	26,424	21,689
6.00%, 08/01/53 - 06/01/54	31,781	32,840
5.50%, 06/01/54 - 08/01/54	15,729	16,069
5.50%, 10/01/54 (c)	23,726	24,303
Government National Mortgage Association
5.63%, (1 Year Treasury + 1.50%), 05/20/26 - 02/20/32 (a)	9	9
5.00%, 02/15/38 - 07/15/39	2,661	2,703
3.50%, 09/15/42 - 07/20/51	32,715	30,386
3.00%, 11/15/44 - 04/20/52	25,535	22,709
2.50%, 10/20/51 - 11/20/51	15,631	13,395
		540,873
U.S. Treasury Note 14.0%
Treasury, United States Department of
0.75%, 03/31/26 - 01/31/28	97,790	93,459
0.63%, 03/31/27 - 08/15/30	156,460	135,753
0.50%, 10/31/27	920	863
0.88%, 11/15/30	154,960	134,343
		364,418
U.S. Treasury Bond 8.7%
Treasury, United States Department of
1.13%, 05/15/40 - 08/15/40	188,810	119,018
1.38%, 11/15/40	2,790	1,819
1.88%, 02/15/41	106,400	74,742
1.75%, 08/15/41	45,000	30,516
		226,095
Collateralized Mortgage Obligations 4.2%
Connecticut Avenue Securities Trust 2022-R04
Series 2022-1M2-R04, REMIC, 7.46%, (SOFR 30-Day Average + 3.10%), 03/25/42 (a)	6,000	6,163
Connecticut Avenue Securities Trust 2024-R03
Series 2024-2M1-R03, REMIC, 5.51%, (SOFR 30-Day Average + 1.15%), 03/25/27 (a)	6,145	6,149
Federal Home Loan Mortgage Corporation
Series LZ-2764, REMIC, 4.50%, 03/15/34	868	858
Series QD-4076, REMIC, 2.50%, 11/15/41	115	113
Series 2022-M1B-DNA3, REMIC, 7.26%, (SOFR 30-Day Average + 2.90%), 04/25/42 (a)	10,000	10,285
Series 2024-M2-HQA2, REMIC, 6.16%, (SOFR 30-Day Average + 1.80%), 08/25/44 (a)	4,000	4,019
Series 2025-A1-DNA1, REMIC, 5.31%, (SOFR 30-Day Average + 0.95%), 01/25/45 (a)	1,623	1,626
Series FK-5092, REMIC, 4.00%, (SOFR 30-Day Average + 0.70%), 03/25/51 (a)	3,909	3,199
Series FD-5527, REMIC, 5.56%, (SOFR 30-Day Average + 1.20%), 09/25/54 (a)	14,603	14,590
Series FB-5524, REMIC, 5.56%, (SOFR 30-Day Average + 1.20%), 04/25/55 (a)	14,747	14,756
Series FA-5570, REMIC, 5.76%, (SOFR 30-Day Average + 1.40%), 05/25/55 (a)	11,724	11,768
Federal National Mortgage Association, Inc.
Series 2006-3A2-5, REMIC, 6.37%, 05/25/35 (a)	4	4
Series 2018-PO-21, REMIC, 0.00%, 04/25/48	4,789	3,512
Interest Only, Series 2021-NS-48, REMIC, 0.00%, (3.65% - (SOFR 30-Day Average * 1)), 08/25/51 (a)	10,696	321
Series 2024-FC-96, REMIC, 5.56%, (SOFR 30-Day Average + 1.20%), 12/25/54 (a)	11,512	11,518
Series 2024-FA-90, REMIC, 5.86%, (SOFR 30-Day Average + 1.50%), 12/25/54 (a)	4,640	4,660
Government National Mortgage Association
Interest Only, Series 2020-IO-188, REMIC, 2.00%, 12/20/50	8,163	967
Interest Only, Series 2021-IU-159, REMIC, 3.00%, 09/20/51	9,900	1,701
Government National Mortgage Association Guaranteed REMIC Pass-Through Securities, The
Series 2025-FA-42, REMIC, 5.86%, (SOFR 30-Day Average + 1.50%), 06/25/55 (a)	6,162	6,194
Government National Mortgage Association REMIC Trust 2019-052
Series 2019-FA-56, REMIC, 4.60%, (1 Month Term SOFR + 0.46%), 05/20/49 (a)	6,380	6,270
		108,673
Sovereign 2.8%
Assembleia da Republica
0.48%, 10/18/30, EUR (d)	1,210	1,290
Bundesrepublik Deutschland
0.00%, 08/15/30, EUR (e)	1,350	1,421
0.00%, 02/15/31, EUR (d) (e)	1,750	1,818
1.70%, 08/15/32, EUR	1,790	2,002
Cabinet Office, Government of Japan
0.10%, 12/20/26 - 12/20/27, JPY	279,800	1,861
1.90%, 03/20/31, JPY	133,000	928
0.50%, 03/20/38, JPY	284,500	1,614
0.30%, 09/20/39, JPY	130,000	686
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
6.15%, 08/12/32, PEN	3,900	1,196
5.40%, 08/12/34, PEN	2,700	757
7.60%, 08/12/39, PEN	1,500	475
Commonwealth of Australia
1.50%, 06/21/31, AUD (d)	2,100	1,223
2.75%, 06/21/35, AUD (d)	1,270	736
Departamento Administrativo De La Presidencia De La Republica
7.50%, 08/26/26, COP	1,200,000	302
5.00%, 06/15/45	1,300	977
4.13%, 05/15/51	2,700	1,758
Estado Espanol
0.60%, 10/31/29, EUR	1,000	1,090
0.50%, 04/30/30, EUR (d)	1,700	1,823
French Republic Government Bond OAT
0.50%, 05/25/29, EUR (d)	830	907
1.50%, 05/25/31, EUR (d)	1,570	1,715
Gobierno de la Republica de Guatemala
4.50%, 05/03/26 (d)	800	797
4.38%, 06/05/27 (d)	200	199
4.88%, 02/13/28 (d)	300	301
5.25%, 08/10/29 (d)	700	707

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Gobierno de La Republica del Paraguay
4.70%, 03/27/27 (d)	686	692
Gobierno Federal de los Estados Unidos Mexicanos
5.75%, 03/05/26, MXN	17,500	948
8.50%, 02/28/30, MXN	32,000	1,765
7.75%, 05/29/31, MXN	31,600	1,683
7.50%, 05/26/33, MXN	19,600	1,011
8.00%, 02/21/36, MXN	19,000	978
4.40%, 02/12/52	500	374
6.34%, 05/04/53	2,800	2,724
Government of Canada
1.50%, 06/01/31, CAD	850	568
3.25%, 12/01/34 - 06/01/35, CAD	780	565
Government of Ireland
1.10%, 05/15/29, EUR (d)	1,030	1,160
HM Treasury
4.38%, 03/07/30, GBP	1,150	1,561
4.25%, 03/07/36, GBP (d)	1,400	1,801
Malaysia, Government of
3.58%, 07/15/32, MYR	3,000	720
3.83%, 07/05/34, MYR	2,200	536
Ministerio De Hacienda Y Credito Publico
7.25%, 10/18/34, COP	2,300,000	453
Morocco, Kingdom of
2.38%, 12/15/27 (d)	200	192
5.95%, 03/08/28 (d)	300	311
3.00%, 12/15/32 (d)	300	266
New Zealand Parliament
1.50%, 05/15/31, NZD	2,000	1,035
4.50%, 05/15/35, NZD	690	409
Presidencia da Republica
10.00%, 01/01/27 - 01/01/31, BRL	17,000	2,940
Presidencia de la Republica de Chile
5.80%, 10/01/29, CLP	400,000	421
Presidencia de la Republica Dominicana
5.95%, 01/25/27 (d)	700	713
5.50%, 02/22/29 (d)	550	562
4.50%, 01/30/30 (d)	200	196
Prime Minister's Office Singapore
2.75%, 03/01/35, SGD	700	582
2.38%, 07/01/39, SGD	600	487
Republic of Indonesia, The Government of, The
8.25%, 05/15/29, IDR	8,400,000	551
7.00%, 02/15/33, IDR	11,100,000	696
8.38%, 03/15/34, IDR	8,400,000	568
7.50%, 06/15/35, IDR	12,000,000	774
Romania, Government of
6.30%, 04/26/28, RON	2,500	562
Sandor-Palota
3.00%, 10/27/27, HUF	165,000	466
4.75%, 11/24/32, HUF	420,000	1,127
7.00%, 10/24/35, HUF	686,100	2,089
Service Public Federal Chancellerie Du Premier Ministre
0.90%, 06/22/29, EUR (d)	290	322
2.85%, 10/22/34, EUR (f)	1,170	1,338
South Africa, Parliament of
8.88%, 02/28/35, ZAR	63,700	3,623
8.50%, 01/31/37, ZAR	17,300	922
10.88%, 03/31/38, ZAR	28,300	1,773
Thailand, Kingdom of
3.85%, 12/12/25, THB	8,400	261
3.35%, 06/17/33, THB	11,000	389
1.59%, 12/17/35, THB (d)	18,700	586
Urad Vlady Ceske Republiky
2.75%, 07/23/29, CZK	20,100	930
6.20%, 06/16/31, CZK	29,500	1,571
3.00%, 03/03/33, CZK	13,300	586
Urzad Rady Ministrow
4.50%, 07/25/30, PLN	1,900	515
1.75%, 04/25/32, PLN	1,500	337
5.00%, 10/25/34, PLN	1,100	293
		72,515
U.S. Treasury Inflation Indexed Securities 1.0%
Treasury, United States Department of
0.38%, 07/15/27 (g)	8,016	7,960
1.63%, 10/15/27 (g)	10,393	10,557
0.50%, 01/15/28 (g)	8,068	7,971
		26,488
Treasury Inflation Indexed Securities 0.0%
French Republic Government Bond OAT
0.70%, 07/25/30, EUR (d) (g)	694	809
Total Government And Agency Obligations (cost $1,346,699)		1,339,871
CORPORATE BONDS AND NOTES 24.9%
Financials 5.3%
200 Park Funding Trust
5.74%, 02/15/55 (f)	2,249	2,286
Acrisure, LLC
6.00%, 08/01/29 (f)	170	168
6.75%, 07/01/32 (f)	415	428
AerCap Ireland Capital Designated Activity Company
5.10%, 01/19/29	1,327	1,359
6.95%, 03/10/55	1,897	1,988
Alliant Holdings Intermediate, LLC
6.50%, 10/01/31 (f)	300	307
American Express Company
5.02%, 04/25/31	4,054	4,167
American International Group, Inc.
5.45%, 05/07/35	763	795
American National Group Inc.
5.75%, 10/01/29	787	814
6.00%, 07/15/35	2,542	2,599
APH Somerset Inv 2 LLC
7.88%, 11/01/29 (f)	465	485
Ardonagh Finco Limited
7.75%, 02/15/31 (f)	520	544
Arthur J. Gallagher & Co.
4.85%, 12/15/29	1,115	1,138
Asian Development Bank
6.20%, 10/06/26 (d)	50,000	562
Aspen Insurance Holdings Limited
5.75%, 07/01/30	1,636	1,712
Athene Global Funding
5.35%, 07/09/27 (f)	1,544	1,573
4.72%, 10/08/29 (f)	982	990
5.03%, 07/17/30 (f)	1,079	1,096
Athene Holding Ltd
6.63%, 10/15/54	1,453	1,470
Aviation Capital Group LLC
5.38%, 07/15/29 (f)	1,401	1,437
Avolon Holdings Funding Limited
5.75%, 03/01/29 - 11/15/29 (f)	3,756	3,895
Azorra Finance Limited
7.75%, 04/15/30 (f)	275	289
7.25%, 01/15/31 (f)	385	401
Banco Continental S.A.E.C.A.
2.75%, 12/10/25 (d)	1,000	991
Banco Davivienda S.A.
6.65%, (100, 04/22/31) (f) (h)	400	371
8.13%, 07/02/35 (f) (i)	900	937
Banco de Bogota
6.25%, 05/12/26 (d)	1,000	1,007
Banco de Credito del Peru
3.25%, 09/30/31 (d)	1,600	1,571
Banco do Brasil S.A.
8.75%, (10 Year Treasury + 4.40%), (100, 10/15/25) (a) (d) (h)	2,400	2,401
Banco Espirito Santo S.A.
0.00%, 01/21/29, EUR (d) (j) (k)	6,400	1,653
Banco GNB Sudameris S.A.
7.50%, 04/16/31 (d)	150	150
Banco Industrial S.A.
4.88%, 01/29/31 (d)	1,800	1,792
Banco Internacional Del Peru S.A.A. – Interbank
6.40%, 04/30/35 (f)	450	465

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Banco Mercantil Del Norte, S.A., Institucion De Banca Multiple, Grupo Financiero Banorte
7.50%, (100, 06/27/29) (d) (h)	200	204
7.63%, (100, 01/10/28) (d) (h)	400	410
8.38%, (100, 05/20/31) (f) (h)	1,100	1,159
Banco Nacional De Comercio Exterior, S.N.C.
2.72%, 08/11/31 (d)	300	292
Banco Santander Mexico, S.A., I.B.M., Grupo Financiero Santander Mexico
8.13%, 01/08/39 (d) (i)	1,300	1,416
Bancolombia S.A.
8.63%, 12/24/34	300	324
Bank of America Corporation
6.63%, (100, 05/01/30) (h)	985	1,023
2.57%, 10/20/32	1,561	1,398
5.47%, 01/23/35	1,502	1,569
5.74%, 02/12/36	1,645	1,709
Bank of New York Mellon Corporation, The
5.06%, 07/22/32	1,680	1,733
Barclays PLC
5.86%, 08/11/46	1,962	2,016
BBVA Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Mexico
5.88%, 09/13/34 (d)	300	300
Brookfield Asset Management Ltd.
6.08%, 09/15/55	1,599	1,660
Brown & Brown, Inc.
6.25%, 06/23/55	796	838
CaixaBank, S.A.
6.04%, 06/15/35 (f)	1,951	2,075
Canadian Imperial Bank Of Commerce
5.25%, 01/13/31 (l)	1,923	1,984
Citigroup Inc.
6.88%, (100, 08/15/30) (h)	982	1,013
3.07%, 02/24/28	780	768
4.95%, 05/07/31	1,628	1,658
4.50%, 09/11/31	1,148	1,148
6.17%, 05/25/34	930	990
County of Nassau
7.88%, 07/15/30 (f)	280	286
Credit Agricole S.A.
4.82%, 09/25/33 (f)	1,994	1,982
DBS Group Holdings Ltd
1.82%, 03/10/31 (d)	2,100	2,076
Diageo Investment Corporation
5.13%, 08/15/30	1,597	1,655
Enel Finance International N.V.
4.13%, 09/30/28 (f)	920	918
5.13%, 06/26/29 (f)	782	801
Fiserv, Inc.
5.45%, 03/15/34	1,787	1,848
Freedom Mortgage Holdings LLC
8.38%, 04/01/32 (f)	200	210
GGAM Finance Ltd.
6.88%, 04/15/29 (f)	525	545
Global Aviation Leasing Co., Ltd.
8.75%, 09/01/27 (f)	860	885
Global Payments Inc.
4.95%, 08/15/27	1,916	1,939
Goldman Sachs Group, Inc., The
6.85%, (100, 02/10/30) (h)	904	940
5.33%, 07/23/35	1,816	1,870
Guardian Life Insurance Co.
4.80%, 04/28/30 (f)	1,631	1,667
Hightower Holdings LLC
6.75%, 04/15/29 (f)	315	310
HUB International Limited
7.25%, 06/15/30 (f)	260	271
Huntington Bancshares Incorporated
5.71%, 02/02/35	937	976
Inter-American Development Bank
7.00%, 01/25/29 (d)	60,000	681
Intergroup Financial Services Corp.
4.13%, 10/19/27 (d)	1,000	992
International Bank for Reconstruction and Development
6.85%, 04/24/28	50,000	566
Itau Unibanco Holding S.A.
3.88%, 04/15/31 (d)	400	397
JPMorgan Chase & Co.
5.14%, 01/24/31	1,637	1,691
5.10%, 04/22/31	1,833	1,893
5.29%, 07/22/35	3,632	3,750
5.58%, 07/23/36	1,233	1,278
LFS Topco LLC
8.75%, 07/15/30 (f)	245	246
Lloyds Banking Group PLC
6.07%, 06/13/36	2,392	2,512
Macquarie AirFinance Holdings Limited
5.20%, 03/27/28 (f)	987	1,004
6.40%, 03/26/29 (f)	916	963
5.15%, 03/17/30 (f)	244	247
6.50%, 03/26/31 (f)	194	208
MetLife, Inc.
6.35%, 03/15/55	1,637	1,740
Morgan Stanley
5.95%, 01/19/38 (a)	951	996
5.94%, 02/07/39	1,834	1,920
Nationwide Building Society
5.54%, 07/14/36 (f)	2,309	2,373
NatWest Group PLC
5.12%, 05/23/31 (l)	2,416	2,473
Navient Corporation
5.00%, 03/15/27	150	149
7.88%, 06/15/32 (i)	150	158
OneMain Finance Corporation
7.50%, 05/15/31	235	246
7.13%, 09/15/32	175	181
6.50%, 03/15/33	355	356
Oversea-Chinese Banking Corporation Limited
4.60%, 06/15/32 (d)	1,100	1,104
Panther Escrow Issuer LLC
7.13%, 06/01/31 (f)	425	442
PennyMac Financial Services, Inc.
4.25%, 02/15/29 (f)	280	271
7.88%, 12/15/29 (f)	310	329
6.88%, 05/15/32 (f)	185	192
PT Bank Negara Indonesia (persero)
3.75%, 03/30/26 (d)	900	892
Rocket Companies, Inc.
6.38%, 08/01/33 (f)	250	258
Santander Holdings USA, Inc.
5.47%, 03/20/29	1,237	1,262
Scotiabank Peru S.A.A.
6.10%, 10/01/35 (f)	200	208
Societe Generale
5.44%, 10/03/36 (f)	1,994	1,992
Starwood Property Trust, Inc.
5.25%, 10/15/28 (f)	420	420
7.25%, 04/01/29 (f)	350	368
6.00%, 04/15/30 (f)	165	167
Tangerine Pomelo Group, S.A.P.I. De C.V.
0.00%, 07/24/26 (f) (j) (k)	700	4
The PNC Financial Services Group, Inc.
5.37%, 07/21/36	641	659
Transocean Poseidon Limited
6.88%, 02/01/27 (f)	189	189
Travelers Companies, Inc., The
5.70%, 07/24/55	781	809
Truist Financial Corporation
7.16%, 10/30/29	815	883
5.15%, 08/05/32	1,846	1,900
UBS Group AG
5.01%, 03/23/37 (f)	1,998	1,988
Unigel Netherlands Holding Corporation B.V.
0.00%, 12/31/44 (d) (j) (k) (m)	263	3
United Overseas Bank Limited
1.75%, 03/16/31 (d)	1,200	1,185
2.00%, 10/14/31 (d) (l)	1,100	1,072

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Walker & Dunlop, Inc.
6.63%, 04/01/33 (f)	325	334
Wells Fargo & Company
5.15%, 04/23/31	3,807	3,926
6.49%, 10/23/34	2,769	3,077
4.89%, 09/15/36	824	822
		138,483
Utilities 3.9%
Adani Electricity Mumbai Limited
3.95%, 02/12/30 (d)	400	376
3.87%, 07/22/31 (d)	400	368
Adani Energy Solutions Limited
4.00%, 08/03/26 (d)	800	793
4.25%, 05/21/36 (d)	765	693
AEP Texas Inc.
5.45%, 05/15/29	1,108	1,149
AES Andres B.V.
5.70%, 05/04/28 (f)	800	781
Alliant Energy Corporation
5.75%, 04/01/56	821	823
Ameren Corporation
3.65%, 02/15/26	5,000	4,991
Ameren Illinois Company
4.95%, 06/01/33	1,500	1,538
Arizona Public Service Company
5.90%, 08/15/55	3,930	4,022
Black Hills Corporation
6.00%, 01/15/35	1,778	1,894
Boston Gas Company
3.15%, 08/01/27 (f)	5,000	4,908
Buffalo Energy Mexico Holdings, S.A. de C.V.
7.88%, 02/15/39 (f)	199	215
Chile Electricity Lux MPC II S.a r.l.
5.67%, 10/20/35 (f)	600	621
Chile Electricity Lux MPC S.a r.l.
6.01%, 01/20/33 (d)	291	306
Chile Electricity PEC SpA
0.00%, 01/25/28 (e) (f)	1,582	1,427
CMS Energy Corporation
6.50%, 06/01/55	948	979
Cometa Energia, S.A. de C.V.
6.38%, 04/24/35 (d)	531	554
Comision Federal De Electricidad, E.P.E.
3.35%, 02/09/31 (d)	200	181
6.45%, 01/24/35 (f)	400	408
Commonwealth Edison Company
5.95%, 06/01/55	1,852	1,970
Consumers Energy Company
4.50%, 01/15/31	1,113	1,124
Dominion Energy, Inc.
3.38%, 04/01/30	4,500	4,318
DTE Energy Company
5.85%, 06/01/34	2,886	3,067
Duke Energy Corporation
3.15%, 08/15/27	5,000	4,920
3.95%, 08/15/47	2,444	1,903
5.00%, 08/15/52	651	586
5.80%, 06/15/54	1,380	1,394
Emirates Sembcorp Water & Power Company P.J.S.C.
4.45%, 08/01/35 (f)	1,000	958
Empresa Electrica Angamos S.p.A.
4.88%, 05/25/29 (d)	452	408
Empresas Publicas de Medellin E.S.P.
4.38%, 02/15/31 (d) (i)	400	371
Entergy Arkansas, LLC
5.75%, 06/01/54	958	982
Entergy Corporation
7.13%, 12/01/54 (i)	1,840	1,925
Evergy Kansas Central, Inc.
5.70%, 03/15/53	1,941	1,961
Exelon Corporation
5.45%, 03/15/34	3,925	4,079
FEL Energy VI S.a r.l.
5.75%, 12/01/40 (d)	507	497
Fenix Power Peru S.A.
4.32%, 09/20/27 (d)	328	326
Fermaca Enterprises S. de R.L. de C.V.
6.38%, 03/30/38 (d)	3,661	3,632
GNL Quintero S.A.
4.63%, 07/31/29 (d)	1,412	1,418
Interstate Power and Light Company
5.60%, 10/01/55	988	974
ITC Holdings Corp.
2.95%, 05/14/30 (f)	1,250	1,171
5.40%, 06/01/33 (f)	750	776
JSW Energy Limited
4.13%, 05/18/31 (d)	1,491	1,410
JSW Hydro Energy Limited
4.13%, 05/18/31 (f)	355	336
Kentucky Utilities Company
5.85%, 08/15/55	794	815
Mexico Generadora De Energia, S. De R.L. De C.V.
5.50%, 12/06/32 (d)	549	560
Mong Duong Finance Holdings B.V.
5.13%, 05/07/29 (d)	847	837
National Fuel Gas Company
5.95%, 03/15/35	794	828
Niagara Mohawk Power Corporation
4.65%, 10/03/30 (f)	959	964
NiSource Inc.
5.35%, 04/01/34	1,886	1,941
6.95%, 11/30/54	937	976
5.85%, 04/01/55	1,630	1,654
NRG Energy, Inc.
6.00%, 02/01/33 (f)	300	305
5.75%, 01/15/34 (f)	110	110
NSTAR Electric Company
3.20%, 05/15/27	5,000	4,936
PSEG Power LLC
5.20%, 05/15/30 (f)	639	656
PT Perusahaan Listrik Negara
4.13%, 05/15/27 (d)	1,200	1,195
Saavi Energia S.a r.l.
8.88%, 02/10/35 (f)	300	323
Sempra
5.50%, 08/01/33 (i)	4,000	4,168
Southern Power Company
4.90%, 10/01/35	1,086	1,071
Suburban Propane Partners, L.P.
5.00%, 06/01/31 (f)	290	276
The Cleveland Electric Illuminating Company
3.50%, 04/01/28 (f)	1,500	1,472
The Southern Company
3.70%, 04/30/30 (l)	2,500	2,436
6.38%, 03/15/55	1,308	1,394
Trans-Allegheny Interstate Line Company
5.00%, 01/15/31 (f)	3,620	3,711
Transelec S.A.
3.88%, 01/12/29 (f)	2,500	2,452
Venture Global Plaquemines LNG, LLC
7.50%, 05/01/33 (f)	90	99
Virginia Electric and Power Company
5.55%, 08/15/54	680	674
Vistra Operations Company LLC
7.75%, 10/15/31 (f)	305	323
6.88%, 04/15/32 (f)	315	330
		102,039
Industrials 3.2%
AAR Escrow Issuer, LLC
6.75%, 03/15/29 (f)	310	320
Adani Ports and Special Economic Zone Limited
4.00%, 07/30/27 (d)	400	393
4.38%, 07/03/29 (d)	800	782
3.10%, 02/02/31 (d)	300	267
Advanced Drainage Systems, Inc.
6.38%, 06/15/30 (f)	508	518
Aircastle Limited
5.25%, 03/15/30 (f)	1,941	1,980

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
American Airlines, Inc.
8.50%, 05/15/29 (f)	285	297
Amrize Finance US LLC
4.95%, 04/07/30 (f)	838	856
Artera Services, LLC
8.50%, 02/15/31 (f) (i)	60	53
Bioceanico Sovereign Certificate Limited
0.00%, 06/05/34 (d) (e)	1,406	1,151
Builders FirstSource, Inc.
6.38%, 03/01/34 (f)	315	325
6.75%, 05/15/35 (f)	270	282
Burlington Northern Santa Fe, LLC
5.20%, 04/15/54	1,344	1,292
Caci International Inc.
6.38%, 06/15/33 (f)	175	181
Carlisle Companies Incorporated
5.55%, 09/15/40	788	797
Clydesdale Acquisition Holdings, Inc.
6.75%, 04/15/32 (f)	490	503
Cornerstone Building Brands, Inc.
6.13%, 01/15/29 (f)	65	53
9.50%, 08/15/29 (f)	265	257
Corporation De Securite Garda World
4.63%, 02/15/27 (f)	625	620
8.25%, 08/01/32 (f)	480	498
CRH SMW Finance Designated Activity Company
5.13%, 01/09/30	2,330	2,398
CSX Corporation
3.80%, 11/01/46	4,751	3,783
Element Fleet Management Corp.
6.32%, 12/04/28 (f)	1,809	1,915
5.04%, 03/25/30 (f)	1,854	1,891
Empresa de Transporte de Pasajeros Metro S.A.
5.00%, 01/25/47 (f)	1,095	997
EMRLD Borrower LP
6.63%, 12/15/30 (f)	525	540
Fideicomiso Patrimonio Autonomo Panamericana
8.25%, 01/15/35 (d)	402	424
Fortress Transportation And Infrastructure Investors LLC
5.88%, 04/15/33 (f)	255	257
GATX Corporation
5.50%, 06/15/35	1,115	1,151
5.20%, 03/15/44	825	785
General Electric Company
4.90%, 01/29/36	787	798
Genesee & Wyoming Inc.
6.25%, 04/15/32 (f)	1,055	1,073
Goat Holdco, LLC
6.75%, 02/01/32 (f)	290	298
GrafTech Finance Inc.
4.63%, 12/23/29 (f) (i)	150	106
Griffon Corporation
5.75%, 03/01/28	490	490
Herc Holdings Inc.
7.00%, 06/15/30 (f)	270	280
Hexcel Corporation
5.88%, 02/26/35 (n)	1,108	1,148
Husky Injection Molding Systems Ltd.
9.00%, 02/15/29 (f)	750	783
Icahn Enterprises L.P.
5.25%, 05/15/27	260	256
Jacobs Engineering Group Inc.
5.90%, 03/01/33	1,323	1,400
JetBlue Airways Corporation
9.88%, 09/20/31 (f)	160	162
JSW Infrastructure Limited
4.95%, 01/21/29 (d)	700	702
Lima Metro Line 2 Finance Limited
5.88%, 07/05/34 (d)	2,571	2,657
4.35%, 04/05/36 (d)	818	789
Lockheed Martin Corporation
5.00%, 08/15/35	1,900	1,929
Madison IAQ LLC
5.88%, 06/30/29 (f)	785	776
MasTec, Inc.
5.90%, 06/15/29 (n)	1,887	1,973
Miter Brands Acquisition Holdco, Inc.
6.75%, 04/01/32 (f)	525	539
Molex Electronic Technologies, LLC
5.25%, 04/30/32 (f)	2,065	2,102
MV24 Capital B.V.
6.75%, 06/01/34 (d)	1,758	1,745
Northrop Grumman Corporation
4.03%, 10/15/47	1,177	960
5.20%, 06/01/54	1,955	1,859
Owens Corning
5.70%, 06/15/34	894	942
Paychex, Inc.
5.35%, 04/15/32	3,631	3,767
Penske Truck Leasing Co., L.P.
5.25%, 02/01/30 (f)	1,923	1,983
Pike Corporation
8.63%, 01/31/31 (f)	255	274
Quanta Services, Inc.
5.25%, 08/09/34	1,628	1,668
Queen Mergerco, Inc.
6.75%, 04/30/32 (f)	190	197
Quikrete Holdings, Inc.
6.75%, 03/01/33 (f)	475	494
Regal Rexnord Corporation
6.05%, 02/15/26 - 04/15/28 (n)	1,852	1,893
Republic Services, Inc.
5.15%, 03/15/35	1,852	1,913
Rollins, Inc.
5.25%, 02/24/35	815	830
San Miguel Industrias Pet S.A.
3.75%, 08/02/28 (a) (d) (o)	200	189
Seaspan Corporation
5.50%, 08/01/29 (f)	510	492
Simpar Europe
5.20%, 01/26/31 (d)	400	333
Smurfit Kappa Treasury Unlimited Company
5.20%, 01/15/30	1,960	2,019
Standard Building Solutions Inc.
6.50%, 08/15/32 (f)	260	267
Star Leasing Company, LLC
7.63%, 02/15/30 (f)	150	146
TK Elevator U.S. Newco, Inc.
5.25%, 07/15/27 (f)	325	324
TransDigm Inc.
6.88%, 12/15/30 (f)	515	534
6.38%, 05/31/33 (f)	490	497
6.25%, 01/31/34 (f)	35	36
6.75%, 01/31/34 (f)	55	57
Trident TPI Holdings, Inc.
12.75%, 12/31/28 (f)	280	299
Triton Container International Limited
3.25%, 03/15/32	726	650
Trivium Packaging Finance B.V.
8.25%, 07/15/30 (f)	340	363
Uber Technologies, Inc.
4.50%, 08/15/29 (f)	2,127	2,118
4.80%, 09/15/34	1,909	1,911
Veralto Corporation
5.35%, 09/18/28	661	682
5.45%, 09/18/33	953	997
Verisk Analytics, Inc.
5.25%, 06/05/34	1,850	1,908
Vertiv Group Corporation
4.13%, 11/15/28 (f)	975	953
Waste Connections, Inc.
5.25%, 09/01/35	1,555	1,600
Watco Companies, L.L.C.
7.13%, 08/01/32 (f)	520	538
Wesco Distribution, Inc.
6.38%, 03/15/33 (f)	170	176
Westinghouse Air Brake Technologies Corporation
4.90%, 05/29/30	1,840	1,882

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
XPO, Inc.
7.13%, 06/01/31 (f)	650	678
Yinson Bergenia Production B.V.
8.50%, 01/31/45 (f)	300	322
		82,323
Energy 2.2%
Acu Petroleo Luxembourg S.a r.l.
7.50%, 07/13/35 (d)	928	945
Adani Renewable Energy (RJ) Limited
4.63%, 10/15/39 (d)	585	501
Aethon United BR LP
7.50%, 10/01/29 (f)	490	511
AI Candelaria (Spain), S.L.U
7.50%, 12/15/28 (d)	487	493
5.75%, 06/15/33 (f)	1,000	905
5.75%, 06/15/33 (d)	1,500	1,357
Archrock Partners, L.P.
6.63%, 09/01/32 (f)	510	524
Bip-V Chinook
5.50%, 06/15/31 (f)	540	535
BPRL International Singapore PTE. Ltd.
4.38%, 01/18/27 (d)	1,400	1,397
Buckeye Partners, L.P.
6.88%, 07/01/29 (f)	730	756
Canacol Energy Ltd.
5.75%, 11/24/28 (d)	1,400	484
Cheniere Energy Partners, L.P.
4.00%, 03/01/31	2,007	1,933
Cheniere Energy, Inc.
4.63%, 10/15/28	1,906	1,900
5.65%, 04/15/34	1,000	1,031
Chord Energy Corporation
6.00%, 10/01/30 (f)	185	184
6.75%, 03/15/33 (f)	530	537
Civitas Resources, Inc.
8.38%, 07/01/28 (f)	205	213
CNX Midstream Partners LP
4.75%, 04/15/30 (f)	470	451
CNX Resources Corporation
6.00%, 01/15/29 (f)	330	331
Colonial Enterprises, Inc.
5.63%, 11/15/35 (f)	1,143	1,152
Cosan Limited
5.50%, 09/20/29 (d)	200	197
DT Midstream, Inc.
4.13%, 06/15/29 (f)	1,008	984
Eastern Energy Gas Holdings, LLC
5.65%, 10/15/54	1,994	1,965
Ecopetrol S.A.
5.88%, 05/28/45 - 11/02/51	3,150	2,336
Empresa Electrica Cochrane S.p.A.
5.50%, 05/14/27 (d)	279	277
Enterprise Products Operating LLC
5.55%, 02/16/55	1,895	1,873
Florida Gas Transmission Company, LLC
5.75%, 07/15/35 (f)	810	840
Galaxy Pipeline Assets Bidco Limited
2.94%, 09/30/40 (d)	618	526
Gran Tierra Energy Inc.
9.50%, 10/15/29 (f)	200	169
Gulfport Energy Operating Corporation
6.75%, 09/01/29 (f)	505	519
Gulfstream Natural Gas System, L.L.C.
5.60%, 07/23/35 (f)	1,157	1,185
Harvest Midstream I, L.P.
7.50%, 05/15/32 (f)	495	508
Hess Infrastructure Partners LP
5.88%, 03/01/28 (f)	980	998
5.50%, 10/15/30 (f)	1,338	1,344
Hilcorp Energy I, L.P.
7.25%, 02/15/35 (f)	210	205
Kinder Morgan Energy Partners, L.P.
6.95%, 01/15/38	853	961
Kinetik Holdings LP
5.88%, 06/15/30 (f)	951	957
Kodiak Gas Services, LLC
7.25%, 02/15/29 (f)	520	539
6.50%, 10/01/33 (f)	145	148
6.75%, 10/01/35 (f)	145	149
Matador Resources Company
6.50%, 04/15/32 (f)	420	425
Medco Laurel Tree Pte. Ltd.
6.95%, 11/12/28 (d)	400	403
Nabors Industries, Inc.
9.13%, 01/31/30 (f)	250	260
NGL Energy Operating LLC
8.13%, 02/15/29 (f)	150	154
NGPL PipeCo LLC
3.25%, 07/15/31 (f)	2,202	1,995
ONEOK, Inc.
6.63%, 09/01/53	5,000	5,316
Ongc Videsh Vankorneft Pte. Ltd.
3.75%, 07/27/26 (d)	600	597
PBF Holding Company LLC
6.00%, 02/15/28	110	109
Permian Resources Operating, LLC
6.25%, 02/01/33 (f)	1,206	1,229
PERU LNG
5.38%, 03/22/30 (d)	675	648
Petrobras Global Finance B.V.
5.13%, 09/10/30	300	296
Petroleos Mexicanos
6.75%, 09/21/47	300	247
PT Pertamina (Persero)
1.40%, 02/09/26 (d)	1,000	988
Raizen Fuels Finance S.A.
5.70%, 01/17/35 (d)	1,200	1,101
Reliance Industries Limited
3.67%, 11/30/27 (d)	500	494
SM Energy Company
7.00%, 08/01/32 (f)	315	315
Southern Natural Gas Company, L.L.C.
5.45%, 08/01/35 (f)	496	506
Southwestern Energy Company
4.75%, 02/01/32	971	954
Sunoco LP
6.00%, 04/15/27	225	225
Tallgrass Energy Partners, LP
7.38%, 02/15/29 (f)	265	273
6.75%, 03/15/34 (f)	140	139
Targa Resources Corp.
5.50%, 02/15/35	422	430
TransCanada PipeLines Limited
4.63%, 03/01/34	3,000	2,929
Transocean Inc
8.00%, 02/01/27 (f)	154	154
Vallourec
7.50%, 04/15/32 (f)	481	512
Venture Global LNG, Inc.
8.13%, 06/01/28 (f)	365	378
8.38%, 06/01/31 (f)	340	357
9.88%, 02/01/32 (f)	140	152
Venture Global Plaquemines LNG, LLC
6.50%, 01/15/34 (f)	285	300
Vine Energy Holdings LLC
6.75%, 04/15/29 (f)	565	571
Viper Energy Partners LLC
4.90%, 08/01/30	683	687
Vital Energy, Inc.
7.88%, 04/15/32 (f) (i)	230	223
WBI Operations LLC
6.50%, 10/15/33 (f)	405	404
Weatherford International Ltd
8.63%, 04/30/30 (f)	145	148
6.75%, 10/15/33 (f)	485	485
		57,224

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Information Technology 1.9%
Amentum Escrow Corp.
7.25%, 08/01/32 (f)	205	213
AppLovin Corporation
5.38%, 12/01/31	944	976
Arrow Electronics, Inc.
5.15%, 08/21/29	1,873	1,918
Athenahealth Group Inc.
6.50%, 02/15/30 (f)	415	412
Atlassian Corporation
5.25%, 05/15/29	1,544	1,588
Broadcom Inc.
3.50%, 02/15/41 (f)	4,781	3,932
Castle US Holding Corporation
10.00%, 06/30/31 (f)	82	13
Clarivate Science Holdings Corporation
4.88%, 07/01/29 (f)	230	217
Cloud Software Group, Inc.
6.50%, 03/31/29 (f)	325	328
9.00%, 09/30/29 (f)	210	218
6.63%, 08/15/33 (f)	180	183
Coreweave, Inc.
9.25%, 06/01/30 (f)	290	300
Dell Inc.
6.50%, 04/15/38	873	948
Diebold Nixdorf, Incorporated
7.75%, 03/31/30 (f)	160	169
Ellucian Holdings Inc.
6.50%, 12/01/29 (f)	500	509
Foundry JV Holdco LLC
6.15%, 01/25/32 (f)	1,500	1,604
5.88%, 01/25/34 (f)	1,000	1,043
Helios Software Holdings, Inc.
4.63%, 05/01/28 (f)	450	435
Hewlett Packard Enterprise Company
5.00%, 10/15/34	3,867	3,837
Intuit Inc.
5.50%, 09/15/53	1,623	1,638
Kyndryl Holdings, Inc.
4.10%, 10/15/41	3,560	2,882
Marvell Technology, Inc.
5.95%, 09/15/33	3,560	3,821
McAfee Corp.
7.38%, 02/15/30 (f)	115	107
Motorola Solutions, Inc.
5.20%, 08/15/32	1,550	1,615
NetApp, Inc.
5.50%, 03/17/32	916	953
NXP B.V.
4.85%, 08/19/32	1,545	1,548
Oracle Corporation
5.88%, 09/26/45	1,553	1,558
Qorvo, Inc.
3.38%, 04/01/31 (f)	1,115	1,025
Renesas Electronics Corporation
2.17%, 11/25/26 (f) (n)	3,813	3,715
Roper Technologies, Inc.
4.25%, 09/15/28	579	581
SK Hynix Inc.
4.25%, 09/11/28 (f)	5,325	5,322
Solstice Advanced Materials US, Inc.
5.63%, 09/30/33 (f)	485	486
UKG Inc.
6.88%, 02/01/31 (f)	255	263
VeriSign, Inc.
5.25%, 06/01/32	2,388	2,455
Wipro IT Services, LLC
1.50%, 06/23/26 (d)	200	196
Workday, Inc.
3.70%, 04/01/29 (i)	1,787	1,760
3.80%, 04/01/32	1,037	990
		49,758
Consumer Discretionary 1.7%
Academy, Ltd.
6.00%, 11/15/27 (f)	420	420
Advance Auto Parts, Inc.
7.38%, 08/01/33 (f)	145	150
American Axle & Manufacturing, Inc.
5.00%, 10/01/29 (i)	210	200
6.38%, 10/15/32 (f)	210	210
7.75%, 10/15/33 (f)	100	101
Ashton Woods USA L.L.C.
4.63%, 04/01/30 (f)	285	270
AutoZone, Inc.
5.13%, 06/15/30	1,812	1,871
Beach Acquisition Bidco, LLC
10.00%, 07/15/33 (f) (m)	200	216
Caesars Entertainment, Inc.
6.00%, 10/15/32 (f) (i)	790	778
Carnival Corporation
5.13%, 05/01/29 (f)	652	653
5.75%, 08/01/32 (f)	245	249
6.13%, 02/15/33 (f)	651	667
Clarios Global LP
6.75%, 05/15/28 - 09/15/32 (f)	1,565	1,605
Cougar JV Subsidiary, LLC
8.00%, 05/15/32 (f)	260	277
Dana Incorporated
5.38%, 11/15/27	120	120
5.63%, 06/15/28	310	310
DCLI Bidco LLC
7.75%, 11/15/29 (f)	335	348
Dealer Tire, LLC
8.00%, 02/01/28 (f)	260	258
DexKo Global Inc.
6.63%, 10/15/29 (f) (i)	210	181
Expedia Group, Inc.
3.80%, 02/15/28	1,943	1,925
Fertitta Entertainment LLC
6.75%, 01/15/30 (f)	205	193
Full House Resorts, Inc.
8.25%, 02/15/28 (f) (i)	205	190
Gates Corporation
6.88%, 07/01/29 (f)	345	358
Genting New York LLC
7.25%, 10/01/29 (f)	365	377
Genuine Parts Company
4.95%, 08/15/29	1,495	1,523
Group 1 Automotive, Inc.
4.00%, 08/15/28 (f)	275	267
6.38%, 01/15/30 (f)	340	348
Hyundai Capital America
5.30%, 01/08/29 (f)	3,700	3,790
Installed Building Products, Inc.
5.75%, 02/01/28 (f)	425	425
K. Hovnanian Enterprises, Inc.
8.00%, 04/01/31 (f)	220	226
LBM Acquisition, LLC
6.25%, 01/15/29 (f)	105	97
9.50%, 06/15/31 (f)	150	158
Life Time, Inc.
6.00%, 11/15/31 (f)	525	533
Light and Wonder International, Inc.
7.25%, 11/15/29 (f)	245	252
6.25%, 10/01/33 (f)	320	321
Lindblad Expeditions, LLC
7.00%, 09/15/30 (f)	225	229
Lions Gate Capital Holdings LLC
5.50%, 04/15/29 (f)	65	53
Lowe`s Companies, Inc.
5.63%, 04/15/53 (i)	1,115	1,107
Magic Mergeco, Inc.
5.25%, 05/01/28 (f)	205	189
Marriott International, Inc.
4.50%, 10/15/31	1,942	1,934
5.30%, 05/15/34	1,874	1,923

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Mattamy Homes Limited
4.63%, 03/01/30 (f)	415	401
McDonald's Corporation
4.45%, 03/01/47	2,151	1,864
Merlin Entertainments Group U.S. Holdings Inc.
7.38%, 02/15/31 (f)	570	489
Midwest Gaming Borrower, LLC
4.88%, 05/01/29 (f)	405	394
NCL Corporation Ltd.
5.88%, 01/15/31 (f)	140	140
6.25%, 09/15/33 (f)	140	141
Newell Brands Inc.
6.38%, 05/15/30	300	297
Nissan Motor Acceptance Company LLC
5.63%, 09/29/28 (f)	245	245
Nissan Motor Co., Ltd.
4.35%, 09/17/27 (f)	210	206
4.81%, 09/17/30 (f)	215	203
7.75%, 07/17/32 (f)	200	212
Ontario Gaming GTA Limited Partnership
8.00%, 08/01/30 (f)	300	298
O'Reilly Automotive, Inc.
5.00%, 08/19/34	973	982
Patrimonio en Fideicomiso D.S. N 093-2002-EF-InRetail Consumer
3.25%, 03/22/28 (d)	2,050	1,996
PENN Entertainment, Inc.
4.13%, 07/01/29 (f)	200	188
PetSmart, LLC
7.50%, 09/15/32 (f)	250	251
10.00%, 09/15/33 (f)	250	253
Premier Entertainment Sub, LLC
5.63%, 09/01/29 (f) (i)	145	77
Qnity Electronics, Inc.
6.25%, 08/15/33 (f)	195	199
Rivers Enterprise Borrower, LLC
6.25%, 10/15/30 (f)	255	257
6.63%, 02/01/33 (f)	755	769
Royal Caribbean Cruises Ltd.
5.38%, 07/15/27 (f)	1,814	1,830
5.38%, 01/15/36	838	843
Sabre GLBL Inc.
8.63%, 06/01/27 (f)	62	63
10.75%, 11/15/29 (f)	201	195
Six Flags Operations Inc.
7.25%, 05/15/31 (f) (i)	245	245
Staples, Inc.
10.75%, 09/01/29 (f)	315	312
Station Casinos LLC
6.63%, 03/15/32 (f)	260	267
Swf Holdings I Corp.
6.50%, 10/01/29 (f)	95	37
The Goodyear Tire & Rubber Company
5.25%, 07/15/31	235	221
Univision Communications Inc.
8.50%, 07/31/31 (f)	490	506
Upbound Group, Inc.
6.38%, 02/15/29 (f)	170	168
Vamos Europe S.A.
9.20%, 01/26/31 (f)	600	592
Verde Purchaser, LLC
10.50%, 11/30/30 (f)	210	225
Victra Holdings LLC
8.75%, 09/15/29 (f) (i)	670	705
Viking Cruises Limited
5.88%, 10/15/33 (f)	930	929
Voyager Parent, LLC
9.25%, 07/01/32 (f)	260	275
Warnermedia Holdings, Inc.
4.05%, 03/15/29	410	396
4.28%, 03/15/32 (i)	175	160
5.05%, 03/15/42	300	239
Whirlpool Corporation
6.50%, 06/15/33	250	250
Wyndham Hotels & Resorts, Inc.
4.38%, 08/15/28 (f)	585	571
		44,193
Health Care 1.6%
1261229 B.C. Ltd.
10.00%, 04/15/32 (f)	400	411
AbbVie Inc.
4.70%, 05/14/45	2,003	1,839
5.50%, 03/15/64	1,108	1,108
AdaptHealth LLC
5.13%, 03/01/30 (f)	165	157
Agilent Technologies, Inc.
4.75%, 09/09/34	1,948	1,941
Amgen Inc.
5.75%, 03/02/63	2,697	2,691
Bausch + Lomb Corporation
8.38%, 10/01/28 (f)	650	678
Bausch Health Companies Inc.
8.50%, 01/31/27 (f)	105	104
4.88%, 06/01/28 (f)	290	260
5.25%, 01/30/30 (f)	185	131
14.00%, 10/15/30 (f) (i)	30	30
Biogen Inc.
5.05%, 01/15/31	1,826	1,877
Cardinal Health, Inc.
4.60%, 03/15/43	1,883	1,661
4.50%, 11/15/44	265	228
Community Health Systems, Inc.
6.00%, 01/15/29 (f)	360	349
6.88%, 04/15/29 (f)	180	143
4.75%, 02/15/31 (f)	225	194
Elevance Health, Inc.
4.55%, 05/15/52	537	450
GE HealthCare Technologies Inc.
4.80%, 01/15/31	1,906	1,936
Gilead Sciences, Inc.
5.55%, 10/15/53	1,004	1,014
Grifols Escrow Issuer S.A.
4.75%, 10/15/28 (f)	635	617
IQVIA Inc.
6.25%, 02/01/29	1,294	1,362
6.25%, 06/01/32 (f)	340	351
Labcorp Holdings Inc.
4.80%, 10/01/34	4,615	4,578
Lifepoint Health, Inc.
10.00%, 06/01/32 (f) (i)	325	342
Mars, Incorporated
5.70%, 05/01/55 (f)	1,980	2,006
Merck & Co., Inc.
5.70%, 09/15/55	2,403	2,478
Mozart Debt Merger Sub Inc.
5.25%, 10/01/29 (f)	540	536
Quest Diagnostics Incorporated
5.00%, 12/15/34	1,874	1,896
Radiology Partners, Inc.
9.78%, 02/15/30 (a) (f) (m) (o)	155	152
8.50%, 07/15/32 (f)	455	473
Royalty Pharma PLC
5.95%, 09/25/55	1,182	1,189
Select Medical Corporation
6.25%, 12/01/32 (f)	385	385
Sotera Health Holdings, LLC
7.38%, 06/01/31 (f)	285	299
Takeda U.S. Financing, Inc.
5.90%, 07/07/55	2,005	2,063
Tenet Healthcare Corporation
6.25%, 02/01/27	335	335
6.13%, 06/15/30	530	537
Zimmer Biomet Holdings, Inc.
5.20%, 09/15/34	1,862	1,906
Zoetis Inc.
4.15%, 08/17/28	1,910	1,916
4.70%, 02/01/43	772	713
		41,336

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Communication Services 1.5%
Acuris Finance US, Inc.
5.00%, 05/01/28 (f)	475	461
Altice Financing S.A.
5.00%, 01/15/28 (f)	245	191
Altice France Holding S.A.
5.50%, 10/15/29 (f)	470	406
AMC Entertainment Holdings, Inc.
7.50%, 02/15/29 (f) (i)	135	117
AT&T Inc.
2.75%, 06/01/31	4,000	3,666
3.50%, 09/15/53	5,465	3,778
Bell Canada inc.
6.88%, 09/15/55	1,137	1,179
CCO Holdings, LLC
5.13%, 05/01/27 (f)	550	547
4.75%, 03/01/30 (f)	745	715
4.75%, 02/01/32 (f)	385	356
4.25%, 01/15/34 (f)	215	186
Clear Channel Outdoor Holdings, Inc.
7.50%, 06/01/29 (f) (i)	205	199
7.13%, 02/15/31 (f)	345	357
CommScope Technologies LLC
5.00%, 03/15/27 (f)	185	184
CommScope, LLC.
4.75%, 09/01/29 (f)	122	121
9.50%, 12/15/31 (f)	175	181
Consolidated Communications, Inc.
5.00%, 10/01/28 (f)	430	435
CSC Holdings, LLC
6.50%, 02/01/29 (f)	590	436
DIRECTV Financing, LLC
5.88%, 08/15/27 (f)	185	185
8.88%, 02/01/30 (f)	290	286
DISH DBS Corporation
5.75%, 12/01/28 (f)	520	499
5.13%, 06/01/29	350	299
EchoStar Corporation
10.75%, 11/30/29	435	479
Frontier Communications Parent, Inc.
5.88%, 10/15/27 (f)	130	130
GCI, LLC
4.75%, 10/15/28 (f)	380	369
Gray Media, Inc.
9.63%, 07/15/32 (f)	240	245
7.25%, 08/15/33 (f)	240	238
Lamar Media Corp.
5.38%, 11/01/33 (f)	485	481
Level 3 Financing, Inc.
4.25%, 07/01/28 (f)	180	168
4.50%, 04/01/30 (f)	350	320
6.88%, 06/30/33 (f)	485	494
Lumen Technologies, Inc.
8.00%, 06/01/36	115	57
Match Group Holdings II, LLC
5.00%, 12/15/27 (f)	570	568
McGraw-Hill Education, Inc.
7.38%, 09/01/31 (f)	100	104
Meta Platforms, Inc.
4.45%, 08/15/52	2,119	1,815
Millicom International Cellular S.A.
5.13%, 01/15/28 (d)	540	538
6.25%, 03/25/29 (d)	630	636
4.50%, 04/27/31 (d)	200	189
MVC Acquisition Corp.
5.75%, 08/01/28 (f)	280	280
Netflix, Inc.
5.40%, 08/15/54	1,394	1,405
Outfront Media Capital Corporation
7.38%, 02/15/31 (f)	200	211
Radiate HoldCo, LLC
4.50%, 09/15/26 (f) (i)	85	77
Sirius XM Radio Inc.
5.50%, 07/01/29 (f)	885	885
Telefonica Celular del Paraguay S.A.E.
5.88%, 04/15/27 (d)	200	199
TELUS Corporation
7.00%, 10/15/55	1,905	2,003
T-Mobile USA, Inc.
3.40%, 10/15/52	2,123	1,459
5.50%, 01/15/55	5,000	4,839
5.25%, 06/15/55	1,223	1,139
5.88%, 11/15/55	1,180	1,205
Videotron Ltee
5.70%, 01/15/35 (f)	1,874	1,910
Wayfair LLC
7.25%, 10/31/29 (f)	250	258
Windstream Services, LLC
8.25%, 10/01/31 (f)	315	327
7.50%, 10/15/33 (f)	220	220
Ziggo B.V.
4.88%, 01/15/30 (f)	200	189
		38,221
Consumer Staples 1.4%
Adani International Container Terminal Private Limited
3.00%, 02/16/31 (d)	689	633
3.00%, 02/16/31 (f)	459	422
Allied Universal Holdco LLC
6.00%, 06/01/29 (f)	235	231
7.88%, 02/15/31 (f)	670	703
Ashtead Capital, Inc.
5.55%, 05/30/33 (f)	1,680	1,734
B.A.T Capital Corporation
5.63%, 08/15/35	1,878	1,951
4.54%, 08/15/47	1,701	1,426
Belron UK Finance PLC
5.75%, 10/15/29 (f)	680	689
Block Financial LLC
5.38%, 09/15/32	2,069	2,086
Bunge Limited Finance Corp.
4.65%, 09/17/34	2,308	2,264
Campbell's Company, The
5.40%, 03/21/34	951	974
Cencosud S.A.
4.38%, 07/17/27 (d)	400	400
Cosan Overseas Limited
8.25% (d) (h)	1,400	1,413
Flowers Foods, Inc.
5.75%, 03/15/35	1,916	1,952
Frigorifico Concepcion S.A.
7.70%, 07/21/28 (d) (i)	400	301
Froneri Lux Topco S.a r.l.
6.00%, 08/01/32 (f)	485	485
ION Platform Finance S.a r.l.
7.88%, 09/30/32 (f)	200	200
JBS USA Food Company
3.75%, 12/01/31	1,502	1,419
Keurig Dr Pepper Inc.
5.20%, 03/15/31	1,842	1,883
Kroger Co., The
5.65%, 09/15/64	1,994	1,950
Mavis Tire Express Services TopCo, Corp.
6.50%, 05/15/29 (f) (i)	160	159
Minerva Luxembourg S.A.
5.88%, 01/19/28 (d)	200	200
8.88%, 09/13/33 (f)	200	220
Movida Europe S.A.
7.85%, 04/11/29 (f)	300	286
NBM US Holdings, Inc.
6.63%, 08/06/29 (d)	600	608
Opal Bidco SAS
6.50%, 03/31/32 (f)	540	553
Philip Morris International Inc.
5.38%, 02/15/33	1,824	1,904
5.25%, 02/13/34	1,687	1,741
Post Holdings, Inc.
6.38%, 03/01/33 (f)	405	409

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Prime Security Services Borrower, LLC
6.25%, 01/15/28 (f)	225	225
Primo Water Holdings Inc.
6.25%, 04/01/29 (f)	315	315
Prumo Participacoes E Investimentos S.A.
7.50%, 12/31/31 (d)	1,824	1,859
Rentokil Terminix Funding, LLC
5.00%, 04/28/30 (f)	1,991	2,029
Rutas 2 And 7 Finance Ltd
0.00%, 09/30/36 (d) (e)	1,540	1,165
U.S. Foods Inc.
5.75%, 04/15/33 (f)	700	705
United Natural Foods, Inc.
6.75%, 10/15/28 (f)	830	829
Vortex Opco LLC
11.26%, 04/30/30 (a) (f)	12	12
VT Topco, Inc.
8.50%, 08/15/30 (f)	210	215
Wand NewCo 3, Inc.
7.63%, 01/30/32 (f)	315	332
		36,882
Real Estate 1.2%
American Homes 4 Rent, L.P.
5.50%, 02/01/34	2,721	2,813
American Tower Corporation
5.55%, 07/15/33	930	974
3.70%, 10/15/49	683	511
Anywhere Real Estate Group LLC
5.25%, 04/15/30 (f)	80	75
7.00%, 04/15/30 (f)	235	238
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver
7.25%, 01/31/41 (d)	693	739
7.25%, 01/31/41 (f)	495	528
Crown Castle Inc.
3.65%, 09/01/27	5,000	4,948
Essential Properties, L.P.
5.40%, 12/01/35	1,065	1,068
Extra Space Storage LP
5.40%, 02/01/34	1,879	1,934
First Industrial, L.P.
5.25%, 01/15/31	2,382	2,440
Iron Mountain Incorporated
7.00%, 02/15/29 (f)	405	417
6.25%, 01/15/33 (f)	100	102
Lineage OP, LP
5.25%, 07/15/30 (f)	1,881	1,906
Omega Healthcare Investors, Inc.
4.75%, 01/15/28	987	995
3.25%, 04/15/33	1,130	997
Park Intermediate Holdings LLC
7.00%, 02/01/30 (f)	730	752
Patrimonio en Fideicomiso D.S. 093-2002 - EF Inretail Shopping Malls
5.75%, 04/03/28 (d)	1,000	1,000
Phillips Edison Grocery Center Operating Partnership I, L.P.
5.75%, 07/15/34	1,451	1,511
RHP Hotel Properties, LP
6.50%, 06/15/33 (f)	420	433
Sabra Health Care Limited Partnership
3.20%, 12/01/31	930	845
Service Properties Trust
0.00%, 09/30/27 (e) (f)	325	287
5.50%, 12/15/27	115	113
8.88%, 06/15/32	220	222
Sun Communities Operating Limited Partnership
2.70%, 07/15/31	2,240	2,026
Uniti Group LP
10.50%, 02/15/28 (f)	196	206
8.63%, 06/15/32 (f) (i)	200	191
VICI Properties Inc.
4.63%, 12/01/29 (f)	1,955	1,937
XHR LP
6.63%, 05/15/30 (f)	2,075	2,132
		32,340
Materials 1.0%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28	700	679
ArcelorMittal
6.00%, 06/17/34 (i)	1,015	1,083
Aris Mining Corporation
8.00%, 10/31/29 (f)	600	623
Arsenal AIC Parent LLC
8.00%, 10/01/30 (f)	150	159
Avery Dennison Corporation
5.75%, 03/15/33	908	960
Avient Corporation
6.25%, 11/01/31 (f)	100	102
Braskem Idesa, S.A.P.I.
6.99%, 02/20/32 (d)	600	355
Braskem Netherlands Finance B.V.
4.50%, 01/31/30 (d) (i)	500	188
Cap S.A.
3.90%, 04/27/31 (d)	1,400	1,145
3.90%, 04/27/31 (f)	600	491
CCL Industries Inc.
3.05%, 06/01/30 (f)	2,024	1,903
Celanese US Holdings LLC
6.50%, 04/15/30	245	247
6.75%, 04/15/33 (i)	245	244
CEMEX S.A.B. de C.V.
5.13%, (100, 06/08/26) (d) (h)	1,600	1,595
7.20%, (100, 06/10/30) (f) (h)	200	208
Cleveland-Cliffs Inc.
6.88%, 11/01/29 (f)	325	331
CSN Resources S.A.
5.88%, 04/08/32 (d)	1,400	1,191
EQUATE Petrochemical
4.25%, 11/03/26 (d)	200	200
Freeport-McMoRan Inc.
4.38%, 08/01/28	200	200
5.25%, 09/01/29	300	304
Gold Fields Orogen Holding (BVI) Limited
6.13%, 05/15/29 (d)	1,000	1,050
Inversiones CMPC S.A.
6.70%, 12/09/57 (f)	200	205
MATIV Holdings, Inc.
8.00%, 10/01/29 (f)	120	119
Minsur S.A.
4.50%, 10/28/31 (d)	1,100	1,053
Newmont Corporation
5.35%, 03/15/34	1,812	1,889
Nexa Resources S.A.
6.50%, 01/18/28 (d)	200	205
Novelis Corporation
4.75%, 01/30/30 (f)	435	420
6.88%, 01/30/30 (f)	190	197
OCP S.A.
6.75%, 05/02/34 (d)	1,500	1,630
Office Cherifien Des Phosphates S.A.
4.50%, 10/22/25 (d)	400	400
Olin Corporation
6.63%, 04/01/33 (f)	185	186
Olympus Water US Holding Corporation
7.25%, 02/15/33 (f)	290	290
Periama Holdings, LLC
5.95%, 04/19/26 (d)	500	502
PT Freeport Indonesia
4.76%, 04/14/27 (d)	200	200
Rio Tinto Finance (USA) plc
5.75%, 03/14/55	1,130	1,163
Sasol Financing USA LLC
4.38%, 09/18/26	200	199
Sealed Air Corporation
7.25%, 02/15/31 (f)	515	541

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Sonoco Products Company
4.60%, 09/01/29	987	992
SunCoke Energy, Inc.
4.88%, 06/30/29 (f)	475	444
Suzano Netherlands B.V.
5.50%, 01/15/36	1,119	1,120
Tronox Incorporated
9.13%, 09/30/30 (f)	35	34
Unigel Luxembourg S.A.
13.50%, 12/31/27 (f) (m)	44	33
13.50%, 12/31/27 (d) (m)	62	47
11.00%, 12/31/28 (f) (m)	50	8
11.00%, 12/31/28 (d) (m)	216	36
Vale Overseas Ltd
6.40%, 06/28/54	737	758
W. R. Grace Holdings LLC
5.63%, 08/15/29 (f)	270	251
		26,180
Total Corporate Bonds And Notes (cost $650,298)		648,979
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 20.7%
AASET 2021-2 Trust
Series 2021-B-2A, 3.54%, 12/15/28 (o)	998	940
AASET 2024-1
Series 2024-A2-1A, 6.26%, 05/16/31 (o)	2,095	2,149
Series 2024-B-1A, 6.90%, 05/16/31 (o)	4,427	4,553
AASET 2024-2 Ltd
Series 2024-A-2A, 5.93%, 09/16/31 (o)	1,307	1,333
ABFC 2006-HE1 Trust
Series 2006-A2B-HE1, REMIC, 1.13%, (1 Month Term SOFR + 0.33%), 01/25/37 (a) (o) (p)	2,447	1,335
ABFC 2007-WMC1 Trust
Series 2007-A1A-WMC1, REMIC, 2.49%, (1 Month Term SOFR + 1.36%), 06/25/37 (a) (o) (p)	2,274	1,649
Affirm Asset Securitization Trust 2025-X1
Series 2025-B-X1, 5.19%, 07/15/26	2,600	2,611
AIMCO CLO 10 Ltd
Series 2019-D1RR-10A, 7.33%, (3 Month Term SOFR + 3.00%), 07/22/37 (a)	2,000	2,008
Alternative Loan Trust 2004-24CB
Series 2005-1A7-6CB, REMIC, 5.50%, 04/25/35	2,818	2,432
Alternative Loan Trust 2005-43
Series 2005-1A2-27, REMIC, 4.70%, (12 Month Treasury Average + 1.40%), 08/25/35 (a) (p)	155	148
Series 2005-A3-32T1, REMIC, 5.27%, (1 Month Term SOFR + 1.11%), 08/25/35 (a)	4,422	2,236
Alternative Loan Trust 2005-45
Series 2005-1A1-59, REMIC, 3.78%, (1 Month Term SOFR + 0.77%), 11/20/35 (a) (o) (p)	2,475	2,335
Series 2005-2A1-J12, REMIC, 2.17%, (1 Month Term SOFR + 0.65%), 11/25/35 (a) (o) (p)	5,434	2,697
Series 2005-1A10-64CB, REMIC, 5.75%, 12/25/35	2,255	2,053
Alternative Loan Trust 2006-19CB
Series 2006-A5-19CB, REMIC, 6.00%, 08/25/36	3,134	1,689
Alternative Loan Trust 2006-25CB
Series 2006-A4-25CB, REMIC, 6.00%, 10/25/36	3,302	1,677
Alternative Loan Trust 2006-9T1
Series 2006-2A4-6CB, REMIC, 5.75%, 05/25/36	5,108	1,812
Alternative Loan Trust 2006-OA12
Series 2006-A1B-OA12, REMIC, 3.88%, (1 Month Term SOFR + 0.30%), 09/20/46 (a) (o) (p)	469	514
Alternative Loan Trust 2006-OA17
Series 2006-1A1A-OA17, REMIC, 3.85%, (1 Month Term SOFR + 0.31%), 12/20/46 (a) (o)	2,880	2,636
Alternative Loan Trust 2006-OA21
Series 2006-A1-OA21, REMIC, 3.86%, (1 Month Term SOFR + 0.30%), 03/20/47 (a) (o) (p)	1,874	1,691
Alternative Loan Trust 2006-OC3
Series 2006-2A3-OC3, REMIC, 4.80%, (1 Month Term SOFR + 0.69%), 03/25/36 (a) (o) (p)	4,704	4,088
Alternative Loan Trust 2007-16CB
Series 2007-1A4-16CB, REMIC, 6.00%, 08/25/37	2,913	2,169
Alternative Loan Trust 2007-9T1
Series 2007-2A3-9T1, REMIC, 6.00%, 05/25/37	5,933	2,502
Alternative Loan Trust 2007-Oa7
Series 2007-A1A-OA7, REMIC, 4.84%, (1 Month Term SOFR + 0.47%), 05/25/47 (a) (o) (p)	121	112
AMSR 2020-SFR5 Trust
Series 2020-E1-SFR5, REMIC, 2.68%, 11/19/25	8,000	7,967
Series 2020-E2-SFR5, REMIC, 2.93%, 11/19/25	10,000	9,959
AMSR Trust
Series 2021-E1-SFR2, REMIC, 2.48%, 08/19/26	3,000	2,932
Series 2021-E2-SFR2, REMIC, 2.58%, 08/19/26	2,500	2,441
Series 2021-F1-SFR2, REMIC, 3.28%, 08/19/26	3,000	2,943
Series 2021-F2-SFR2, REMIC, 3.67%, 08/19/26	2,000	1,966
Anthelion CLO 2025-1 Ltd
Series 2025-A1-1A, REMIC, 5.81%, (3 Month Term SOFR + 1.50%), 07/21/36 (a)	1,000	1,002
AREIT 2024-CRE9 Ltd
Series 2024-B-CRE9, 6.68%, (1 Month Term SOFR + 2.54%), 02/20/29 (a) (o)	1,820	1,815
AREIT 2025-CRE10 LTD
Series 2025-A-CRE10, 5.53%, (1 Month Term SOFR + 1.38%), 07/19/38 (a)	2,290	2,294
Argent Securities Inc.
Series 2006-A2C-W2, REMIC, 1.48%, (1 Month Term SOFR + 0.69%), 03/25/36 (a) (o) (p)	10,339	5,626
Argent Securities Trust 2006-M1
Series 2006-A2C-M1, REMIC, 0.74%, (1 Month Term SOFR + 0.41%), 07/25/36 (a) (o) (p)	12,925	3,452
Avant Credit Card Master Trust
Series 2025-C-1A, 5.28%, 04/15/31	1,700	1,697
Bain Capital Credit CLO 2023-2, Limited
Series 2023-A1R-2A, 5.55%, (3 Month Term SOFR + 1.32%), 07/18/38 (a)	2,000	2,007
Bain Capital Credit CLO 2023-4 Ltd
Series 2023-D-4A, 9.33%, (3 Month Term SOFR + 5.00%), 10/21/36 (a)	500	501
Bain Capital Credit CLO 2024-4 Ltd
Series 2024-D1-4A, 7.42%, (3 Month Term SOFR + 3.10%), 10/23/37 (a)	500	504
BAMLL Commercial Mortgage Securities Trust 2016-ISQR
Series 2016-C-ISQ, REMIC, 3.61%, 08/14/26 (a)	3,125	1,768
Banc of America Funding Corp
Series 2005-4A1-A, REMIC, 4.99%, 02/20/35 (a)	177	167
Bank 2018-BNK14
Series 2018-A3-BN14, REMIC, 3.97%, 07/17/28	2,591	2,565
Bank 2019-BNK23
Series 2019-A3-BN23, REMIC, 2.92%, 11/16/29	2,331	2,193
Bank 2020-BNK26
Series 2020-A3-BN26, REMIC, 2.16%, 01/17/30	2,000	1,841
Bank 2021-BNK37
Series 2021-C-BN37, REMIC, 3.11%, 11/18/31 (a)	2,121	1,670
Bank 2021-BNK38
Series 2021-A5-BN38, REMIC, 2.52%, 12/15/31	3,800	3,346
Bank 2022-BNK39
Series 2022-E-BNK39, REMIC, 2.50%, 01/16/32	900	595

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Series 2022-AS-BNK39, REMIC, 3.18%, 01/16/32	2,280	2,030
Bank of America Corporation
Series 2005-A1-D, REMIC, 5.34%, 05/25/35 (a)	1,554	1,480
Bank5 2024-5YR10
Series 2024-AS-5YR10, REMIC, 5.64%, 10/17/29	2,368	2,419
Bank5 2024-5YR9
Series 2024-A3-5YR9, REMIC, 5.61%, 08/15/29	2,363	2,456
Bank5 Trust 2024-5YR6
Series 2024-A3-5YR6, REMIC, 6.23%, 04/15/29	1,969	2,078
BBCMS Mortgage Trust 2019-C3
Series 2019-C-C3, REMIC, 4.18%, 05/17/29	2,600	2,300
BBCMS Mortgage Trust 2020-C8
Series 2020-A5-C8, REMIC, 2.04%, 10/18/30	1,275	1,124
BBCMS Mortgage Trust 2021-C12
Series 2021-A5-C12, REMIC, 2.69%, 11/18/31	3,157	2,808
BBCMS Mortgage Trust 2021-C9
Series 2021-A5-C9, REMIC, 2.30%, 02/18/31	2,916	2,602
BBCMS Mortgage Trust 2022-C17
Series 2022-A5-C17, REMIC, 4.44%, 08/17/32	3,037	2,985
BBCMS Mortgage Trust 2024-5C29
Series 2024-A3-5C29, REMIC, 5.21%, 09/17/29	2,369	2,430
BBCMS Mortgage Trust 2025-5C34
Series 2025-A3-5C34, REMIC, 5.66%, 04/15/30	1,593	1,668
BCAP LLC 2010-RR11-II Trust
Series 2010-5A3-RR11, REMIC, 5.05%, 03/27/47 (a)	3,582	3,022
BCAP LLC 2011-RR4-II Trust
Series 2011-8A1-RR4, REMIC, 5.25%, 02/26/36 (a)	458	177
BCAP LLC Trust 2007-AA2
Series 2007-11A-AA2, REMIC, 4.57%, (1 Month Term SOFR + 0.49%), 05/25/47 (a) (o) (p)	1,092	1,190
BCAP LLC Trust 2011-RR5
Series 2011-12A1-RR5, REMIC, 4.48%, 03/26/37 (a)	32	31
Series 2011-9A1-RR5, REMIC, 5.25%, 05/25/37	2,978	1,344
BDS 2022-FL11 LLC
Series 2022-B-FL11, 6.48%, (1 Month Term SOFR + 2.35%), 03/19/39 (a)	2,230	2,234
Bear Stearns ALT-A Trust 2006-3
Series 2005-23A1-4, REMIC, 5.41%, 05/25/35 (a)	50	49
Series 2005-22A1-7, REMIC, 4.85%, 09/25/35 (a)	59	32
Bear Stearns ARM Trust 2004-1
Series 2000-A1-2, REMIC, 4.82%, 11/25/30 (a)	—	—
Series 2002-1A1-11, REMIC, 6.25%, 02/25/33 (a)	—	—
Series 2003-6A1-1, REMIC, 6.57%, 04/25/33 (a)	2	2
Series 2003-4A1-8, REMIC, 6.37%, 01/25/34 (a)	26	26
Series 2004-2A1-8, REMIC, 5.29%, 11/25/34 (a)	91	81
Bear Stearns Structured Products Inc. Trust 2007-R6
Series 2007-1A1-R6, REMIC, 4.95%, 01/26/36 (a)	126	88
Series 2007-2A1-R6, REMIC, 4.66%, 12/26/46 (a)	107	85
Benchmark 2019-B13 Mortgage Trust
Series 2019-A3-B13, REMIC, 2.70%, 08/17/29	1,000	942
Benchmark 2021-B30 Mortgage Trust
Series 2021-A5-B30, REMIC, 2.58%, 11/18/31	1,654	1,475
Benchmark 2021-B31 Mortgage Trust
Series 2021-A5-B31, REMIC, 2.67%, 12/17/31	1,450	1,290
Benchmark 2022-B32 Mortgage Trust
Series 2022-AS-B32, REMIC, 3.41%, 01/16/32 (a)	2,300	2,042
Benchmark 2023-B38 Mortgage Trust
Series 2023-A4-B38, REMIC, 5.52%, 02/17/33	1,650	1,729
Benchmark 2024-V10 Mortgage Trust
Series 2024-A3-V10, REMIC, 5.28%, 09/17/29	2,400	2,466
Benchmark 2024-V11 Mortgage Trust
Series 2024-A3-V11, REMIC, 5.91%, 10/17/29 (a)	1,964	2,064
Benchmark 2024-V8 Mortgage Trust
Series 2024-A2-V8, REMIC, 5.71%, 05/17/29 (a)	2,386	2,461
Series 2024-A3-V8, REMIC, 6.19%, 06/15/29 (a)	1,963	2,073
Benchmark 2024-V9 Mortgage Trust
Series 2024-A3-V9, REMIC, 5.60%, 08/17/29	2,361	2,449
Benchmark 2025-V15 Mortgage Trust
Series 2025-AS-V15, REMIC, 6.17%, 05/15/30	1,306	1,371
Benefit Street Partners CLO 42 Ltd
Series 2025-D1-42A, 6.77%, (3 Month Term SOFR + 2.70%), 10/25/38 (a)	500	500
Bluemountain CLO XXIII LLC
Series 2018-D1R-23A, 8.18%, (3 Month Term SOFR + 3.85%), 07/20/37 (a)	2,000	2,008
BMO 2024-5C6 Mortgage Trust
Series 2024-A3-5C6, REMIC, 5.32%, 09/17/29	2,367	2,433
BMO 2024-5C7 Mortgage Trust
Series 2024-AS-5C7, REMIC, 5.89%, 11/19/57 (a)	1,563	1,608
BRAVO Residential Funding Trust 2023-NQM5
Series 2023-A1-NQM5, REMIC, 6.51%, 06/25/63 (o)	6,382	6,428
BSPRT 2023-FL10 Issuer LLC
Series 2023-B-FL10, 7.42%, (1 Month Term SOFR + 3.27%), 08/15/28 (a) (o)	2,500	2,500
Campbellsville Independent School District
Series 2018-DR-27A, 8.41%, (3 Month Term SOFR + 4.09%), 01/25/35 (a)	2,500	2,501
Canyon Capital CLO 2019-2 Ltd
Series 2019-DR2-2A, 7.11%, (3 Month Term SOFR + 2.85%), 10/15/34 (a)	1,000	1,000
Canyon CLO 2021-3, Ltd.
Series 2021-DR-3A, 7.05%, (3 Month Term SOFR + 0.00%), 07/15/34 (a)	1,000	1,000
Carlyle US CLO 2018-4 LTD
Series 2018-D1R-4A, 7.42%, (3 Month Term SOFR + 3.10%), 10/19/37 (a)	500	503
Carlyle US CLO 2019-4 LTD
Series 2019-A2R-4A, 6.07%, (3 Month Term SOFR + 1.75%), 04/15/35 (a)	1,000	1,003
Carlyle US CLO 2021-8 LTD
Series 2021-A1R-8A, 5.25%, (3 Month Term SOFR + 0.00%), 10/15/38 (a)	3,000	3,009
Carvana Auto Receivables Trust 2024-P3
Series 2024-A4-P3, 4.31%, 05/10/29	1,500	1,499
Castlelake Aircraft Structured Trust 2021-1
Series 2021-A-1A, 3.47%, 01/15/28 (o)	514	502
Cathedral Lake VIII, Ltd.
Series 2021-C-8A, 7.21%, (3 Month Term SOFR + 2.88%), 01/22/35 (a)	1,000	1,002
Series 2021-D1-8A, 8.01%, (3 Month Term SOFR + 3.68%), 01/22/35 (a)	1,000	1,001
C-BASS 2007-CB1 Trust
Series 2007-AF2-CB1, REMIC, 1.09%, 01/25/37 (a) (o) (p)	2,472	684
CF 2019-CF1 Mortgage Trust
Series 2019-65C-CF1, REMIC, 4.12%, 05/17/52	2,737	274
CFCRE 2016-C6 Mortgage Trust
Series 2016-A2-C6, REMIC, 2.95%, 08/12/26	2,884	2,858
Chase Mortgage Finance Trust
Series 2005-1A1-A1, REMIC, 4.72%, 12/25/35 (a)	28	27
ChaseFlex Trust Series 2007-3
Series 2007-1A1-3, REMIC, 5.00%, 07/25/37	342	113
CIFC Funding 2019-III Ltd
Series 2019-D1R2-3A, 7.07%, (3 Month Term SOFR + 2.75%), 01/16/38 (a)	500	505

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
CIFC Funding 2021-V Ltd
Series 2021-D1R-5A, 7.01%, (3 Month Term SOFR + 2.75%), 01/15/38 (a)	500	505
Citicorp Mortgage Securities Trust, Series 2007-2
Series 2007-1A3-2, REMIC, 6.00%, 02/25/37	561	517
Citigroup Commercial Mortgage Trust 2018-B2
Series 2018-A3-B2, REMIC, 3.74%, 01/12/28	2,766	2,731
Citigroup Commercial Mortgage Trust 2019-GC41
Series 2019-B-GC41, REMIC, 3.20%, 08/10/29	1,762	1,552
Citigroup Mortgage Loan Trust 2007-FS1
Series 2007-1A1-FS1, REMIC, 4.36%, 10/25/37 (a) (o)	1,434	1,392
Citigroup Mortgage Loan Trust 2018-RP1
Series 2018-M3-RP1, REMIC, 3.00%, 09/25/64 (a)	1,500	1,283
Citigroup Mortgage Loan Trust 2021-JL1
Series 2021-A-JL1, REMIC, 2.75%, 02/25/62 (a)	409	393
Citigroup Mortgage Loan Trust Inc.
Series 2005-A2A-11, REMIC, 6.68%, (1 Year Treasury + 2.40%), 10/25/35 (a) (p)	6	6
Series 2005-1A3A-8, REMIC, 4.53%, 11/25/35 (a)	724	758
Citigroup Mortgage Loan Trust Series 2007 AHL3
Series 2007-A3A-AHL3, REMIC, 2.72%, (1 Month Term SOFR + 0.17%), 07/25/45 (a) (o) (p)	205	143
CLI Funding IX LLC
Series 2025-A-1A, 5.35%, 06/22/37	1,462	1,467
COLT 2020-RPL1 Trust
Series 2020-1-RPL, REMIC, 2.88%, 01/25/65	4,257	3,233
COMM 2015-DC1 Mortgage Trust
Series 2015-C-DC1, REMIC, 4.30%, 02/12/48 (a)	200	180
Credit Suisse First Boston Mortgage Securities Corp.
Series 2002-A-P1A, REMIC, 5.09%, 03/25/32 (a)	10	9
Crown City CLO I
Series 2020-A1RR-1A, 5.43%, (3 Month Term SOFR + 1.37%), 07/20/38 (a)	1,000	1,003
CSMC 2021-B33
Series 2021-B-B33, REMIC, 3.64%, 10/10/31 (a)	2,810	2,496
CSMC 2022-RPL4 Trust
Series 2022-A1-RPL4, REMIC, 3.90%, 04/25/62 (a)	6,599	6,344
CSMC Mortgage-Backed Trust 2006-6
Series 2006-1A4-6, REMIC, 6.00%, 07/25/36	1,264	574
CSMC Series 2010-18R
Series 2010-4A4-18R, REMIC, 3.50%, 04/27/38 (a)	194	191
CSMC Trust 2017-CALI
Series 2017-F-CALI, REMIC, 3.78%, 11/12/32 (a)	5,200	130
CWABS, Inc.
Series 2004-M1-3, REMIC, 5.19%, (1 Month Term SOFR + 0.86%), 06/25/34 (a) (o) (p)	10	10
Series 2005-3A2A-HYB9, REMIC, 4.76%, (12 Month Term SOFR + 2.47%), 02/20/36 (a)	8	8
CWMBS, Inc.
Series 2004-A14-19, REMIC, 5.50%, 10/25/34	975	972
Series 2004-A2-HYB6, REMIC, 5.39%, 11/21/34 (a)	174	168
Series 2004-A3-22, REMIC, 5.09%, 11/25/34 (a)	70	66
Series 2004-1A1-HYB9, REMIC, 5.28%, 02/20/35 (a)	9	9
Series 2005-1A13-26, REMIC, 5.50%, 11/25/35	2,711	1,584
Series 2005-A1-29, REMIC, 5.75%, 12/25/35	860	398
CyrusOne Data Centers Issuer I LLC
Series 2023-B-1A, 5.45%, 04/20/28	1,744	1,728
Series 2024-A2-2A, 4.50%, 05/20/29	3,000	2,948
Databank Issuer, LLC
Series 2021-A2-1A, 2.06%, 02/25/26	2,000	1,973
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-RAMP1
Series 2006-A6-AR6, REMIC, 3.77%, (1 Month Term SOFR + 0.49%), 02/25/37 (a) (o) (p)	4,334	3,789
Domino's Pizza, Inc.
Series 2025-A2II-1A, 5.22%, 07/25/32	1,500	1,509
Dryden 43 Senior Loan Fund LLC
Series 2016-DR3-43A, REMIC, 7.84%, (3 Month Term SOFR + 3.51%), 04/20/34 (a)	1,000	1,002
Dryden 60 CLO, Ltd.
Series 2018-D-60A, 7.58%, (3 Month Term SOFR + 3.26%), 07/15/31 (a)	2,000	2,005
Exeter Automobile Receivables Trust 2021-1
Series 2021-E-1A, 2.21%, 02/15/28	2,467	2,465
Extenet Issuer, LLC
Series 2025-B-1A, 5.70%, 07/25/29	1,500	1,513
First Horizon Alternative Mortgage Securities Trust 2007-FA4
Series 2007-1A10-FA4, REMIC, 6.25%, 08/25/37	7,813	2,524
First Horizon Mortgage Pass-Through Trust 2006-AR1
Series 2005-2A1-AR4, REMIC, 4.70%, 10/25/35 (a)	185	167
Series 2005-4A1-AR6, REMIC, 5.60%, 02/25/36 (a)	37	35
FMC GMSR Issuer Trust
Series 2021-A-GT2, 3.85%, 10/25/26	3,420	3,282
Generate CLO 12 Ltd
Series 2023-AR-12A, 4.23%, (3 Month Term SOFR + 1.33%), 07/20/38 (a)	2,000	2,006
Global SC Finance VI SRL
Series 2020-A-1A, 2.17%, 10/17/40	449	429
Goldentree Loan Management US CLO 15 Ltd
Series 2022-DR-15A, 8.83%, (3 Month Term SOFR + 4.40%), 10/20/36 (a)	1,000	1,003
Goodgreen 2020-1 Trust
Series 2020-A-1A, 2.63%, 04/15/55	470	392
GS Mortgage Securities Corp II
Series 2023-A-SHIP, REMIC, 4.32%, 09/11/26 (a)	2,300	2,297
GS Mortgage Securities Corp Trust 2018-RIVR
Series 2018-C-RIVR, REMIC, 5.70%, (1 Month Term SOFR + 1.55%), 07/16/35 (a) (o)	1,898	19
GS Mortgage Securities Corp.
Series 2005-2A1-AR6, REMIC, 5.12%, 09/25/35 (a)	65	62
Series 2005-6A1-AR7, REMIC, 4.14%, 11/25/35 (a)	20	18
GS Mortgage Securities Trust 2015-GC32
Series 2015-D-GC32, REMIC, 3.35%, 07/10/48	143	139
GS Mortgage Securities Trust 2016-GS3
Series 2016-WMB-GS3, REMIC, 3.60%, 09/14/26 (a)	4,000	3,535
GSAMP Trust 2006-HE4
Series 2006-A1-HE4, REMIC, 3.54%, (1 Month Term SOFR + 0.39%), 06/25/36 (a) (o) (p)	225	220
GSR Mortgage Loan Trust 2006-OA1
Series 2006-1A1-OA1, REMIC, 4.41%, (1 Month Term SOFR + 0.55%), 08/25/46 (a) (o) (p)	15,461	3,186
HarborView Mortgage Loan Trust
Series 2005-2A1A-2, REMIC, 4.57%, (1 Month Term SOFR + 0.55%), 05/19/35 (a) (o) (p)	24	23
Series 2005-3A1-4, REMIC, 4.65%, 07/19/35 (a)	112	83
Hardee's Funding LLC
Series 2018-A23-1A, 5.71%, 06/20/28	4,650	4,637
HOMES Trust
Series 2023-A1-NQM2, REMIC, 6.46%, 02/25/68 (o)	4,084	4,102
Horizon Aircraft Finance III Limited
Series 2019-A-2, 3.43%, 11/15/26 (f) (o)	1,092	1,041
Series 2024-A-I, 5.38%, 09/15/31 (o)	1,900	1,915
HSI Asset Securitization Corporation
Series 2006-1A1-HE1, REMIC, 1.20%, (1 Month Term SOFR + 0.39%), 10/25/36 (a) (o) (p)	5,205	1,494

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
HSI Asset Securitization Corporation Trust 2007-NC1
Series 2007-A3-NC1, REMIC, 2.84%, (1 Month Term SOFR + 0.29%), 04/25/37 (a) (o) (p)	330	218
Hyundai Auto Receivables Trust 2024-C
Series 2024-C-C, 4.86%, 10/15/28	1,150	1,152
ICG US CLO 2023-1 I Ltd
Series 2023-AR-1A, 5.71%, (3 Month Term SOFR + 1.38%), 07/18/38 (a)	1,000	1,004
Imperial Fund Mortgage Trust 2021-NQM4
Series 2021-M1-NQM4, REMIC, 3.45%, 01/25/57 (a)	3,000	2,326
IndyMac Bancorp, Inc.
Series 2001-A2-H2, REMIC, 5.82%, 01/25/32 (a)	—	—
IndyMac MBS, Inc.
Series 2005-A3-AR11, REMIC, 3.67%, 08/25/35 (a)	683	524
Series 2005-1A1-AR31, REMIC, 3.58%, 01/25/36 (a)	135	122
J.P. Morgan Mortgage Trust 2005-A1
Series 2005-1A2-S3, REMIC, 5.75%, 01/25/36	52	23
Series 2006-3A1-S1, REMIC, 5.50%, 04/25/36	5	5
JPMDB Commercial Mortgage Securities Trust 2017-C7
Interest Only, Series 2017-XA-C7, REMIC, 0.83%, 10/17/50 (a)	77,000	1,004
Katayma CLO I, Ltd.
Series 2023-D-1A, 9.58%, (3 Month Term SOFR + 5.25%), 10/20/36 (a)	1,000	1,003
LCM 28 Ltd
Series D-28A, 7.54%, (3 Month Term SOFR + 3.21%), 10/21/30 (a)	1,000	983
LCM XIV Limited Partnership
Series DR-14A, 7.34%, (3 Month Term SOFR + 3.01%), 07/21/31 (a) (f)	2,000	2,004
LCM XV LP
Series DR-15A, 8.29%, (3 Month Term SOFR + 3.96%), 07/22/30 (a)	2,750	2,750
Lehman Mortgage Trust 2006-3
Series 2006-1A1-6, REMIC, 4.77%, (1 Month Term SOFR + 0.61%), 09/25/36 (a)	11,391	2,838
Lehman XS Trust Series 2006-12N
Series 2006-2A1A-12N, REMIC, 4.09%, (1 Month Term SOFR + 0.46%), 08/25/46 (a) (o) (p)	2,086	2,101
Lehman XS Trust, Series 2007-2N
Series 2007-3A3-2N, REMIC, 1.49%, (1 Month Term SOFR + 0.28%), 02/25/37 (a) (o) (p)	3,130	2,650
LMRK Issuer Co. 2 LLC
Series 2025-A-1A, 5.52%, 09/16/30	2,500	2,509
LoanCore 2021-CRE5 Issuer Ltd.
Series 2021-C-CRE5, REMIC, 6.61%, (1 Month Term SOFR + 2.46%), 07/15/36 (a)	2,000	1,990
LoanCore 2025-CRE8 Issuer LLC
Series 2025-A-CRE8, 5.60%, (1 Month Term SOFR + 1.45%), 11/01/29 (a)	2,290	2,296
Luminace Abs-2024 Issuer LLC
Series 2024-A-1, 5.87%, 10/30/31	959	973
Mach 1 Cayman Limited
Series 2019-A-1, 3.47%, 08/17/26 (f) (o)	1,338	1,314
Marble Point CLO XXI LTD
Series 2021-D1-3A, 8.08%, (3 Month Term SOFR + 3.76%), 10/17/34 (a)	2,000	2,000
MASTR Asset Backed Securities Trust 2006-AM1
Series 2003-M3-OPT1, 3.42%, (1 Month Term SOFR + 4.24%), 12/25/32 (a) (o) (p)	416	402
MASTR Asset Backed Securities Trust 2007-HE2
Series 2007-A1-HE2, REMIC, 2.85%, (1 Month Term SOFR + 1.26%), 08/25/37 (a) (o) (p)	3,324	2,892
MASTR Asset Backed Securities Trust 2007-WMC1
Series 2007-A2-WMC1, REMIC, 0.81%, (1 Month Term SOFR + 0.16%), 01/25/37 (a) (o) (p)	263	64
MASTR Asset Securitization Trust 2006-2
Series 2006-1A13-2, REMIC, 6.00%, 06/25/36	1,213	711
Series 2006-1A10-2, REMIC, 6.00%, (1 Month Term SOFR + 6.00%), 06/25/36 (a)	1,032	605
Mellon Residential Funding Corporation
Series 1999-A2-TBC3, REMIC, 5.14%, (1 Month Term SOFR + 0.60%), 10/20/29 (a)	6	6
Menlo CLO I Ltd
Series 2024-A1-1A, 5.75%, (3 Month Term SOFR + 1.42%), 01/20/38 (a)	2,000	2,008
Merrill Lynch Mortgage Capital Inc.
Series 2005-5A-3, REMIC, 4.94%, (1 Month Term SOFR + 0.61%), 11/25/35 (a) (o) (p)	12	12
Merrill Lynch Mortgage Investors Trust, Series MLCC 2003-C
Series 2003-1A-A3, REMIC, 5.85%, 05/25/33 (a)	44	43
MF1 2021-FL7 Ltd.
Series 2021-B-FL7, 6.00%, (1 Month Term SOFR + 1.86%), 10/16/36 (a)	1,900	1,898
MF1 2024-FL14 LLC
Series 2024-AS-FL14, REMIC, 6.39%, (1 Month Term SOFR + 2.24%), 03/19/39 (a)	2,500	2,506
MF1 2025-FL17 LLC
Series 2025-A-FL17, 5.46%, (1 Month Term SOFR + 1.32%), 02/21/40 (a)	2,290	2,294
MFA 2023-NQM3 Trust
Series 2023-A1-NQM3, REMIC, 6.62%, 07/25/68 (o)	3,550	3,583
Mill City Mortgage Loan Trust 2017-1
Series 2017-B2-1, REMIC, 3.71%, 09/25/30 (a)	8,210	7,475
Morgan Stanley Capital I Trust 2019-NUGS
Series 2019-F-NUGS, REMIC, 7.11%, (1 Month Term SOFR + 2.96%), 12/15/36 (a)	3,663	18
Morgan Stanley Capital I Trust 2020-HR8
Series 2020-A3-HR8, REMIC, 1.79%, 03/15/30	1,337	1,176
Morgan Stanley Mortgage Loan Trust 2007-2AX
Series 2007-2A1-2AX, REMIC, 0.97%, (1 Month Term SOFR + 0.29%), 12/25/36 (a) (o) (p)	9,584	3,311
MortgageIT Mortgage Loan Trust 2006-1
Series 2005-A1-5, REMIC, 4.96%, (1 Month Term SOFR + 0.63%), 12/25/35 (a) (o) (p)	482	473
Mosaic Solar Loan Trust 2018-1
Series 2018-A-1A, REMIC, 4.01%, 08/20/30	578	553
Mosaic Solar Loan Trust 2019-2
Series 2019-B-2A, REMIC, 3.28%, 05/20/32	448	406
Mosaic Solar Loan Trust 2020-1
Series 2020-A-1A, 2.10%, 03/22/32	667	597
Series 2020-B-1A, 3.10%, 11/22/32	834	733
Mosaic Solar Loan Trust 2020-2
Series 2020-B-2A, 2.21%, 05/20/33	756	627
Mosaic Solar Loans 2017-2 LLC
Series 2017-A-2A, 3.82%, 01/22/30	2,283	2,147
MSWF Commercial Mortgage Trust 2023-2
Series 2023-A1-2, REMIC, 5.96%, 01/18/28	61	61
Navient Private Education Loan Trust 2017-A
Series 2017-B-A, 3.91%, 12/16/58	3,128	3,110
Neuberger Berman CLO XVII Ltd
Series 2014-AR3-17A, 5.73%, (3 Month Term SOFR + 1.40%), 07/22/38 (a)	1,000	1,004
New Residential Mortgage Loan Trust 2020-NQM1
Series 2020-M1-NQM1, REMIC, 3.21%, 01/25/60 (a)	3,600	3,029
NP SPE II LLC
Series 2017-A1-1A, 3.37%, 10/20/47	1,526	1,437
Ocean Trails CLO V
Series 2014-DRR-5A, 8.03%, (3 Month Term SOFR + 3.71%), 10/14/31 (a)	1,000	1,001
Octagon Investment Partners 40 Ltd.
Series 2019-DR-1A, 7.94%, (3 Month Term SOFR + 3.61%), 01/20/35 (a)	1,000	969
Octagon Investment Partners XVI, Ltd.
Series 2013-DR-1A, 7.58%, (3 Month Term SOFR + 3.26%), 07/17/30 (a)	500	501
Octagon INVT P 34 17 1A 144A
Series 2017-D-34, 7.09%, (3 Month Term SOFR + 2.76%), 01/22/30 (a)	1,000	1,001
Option One Mortgage Loan Trust 2005-3
Series 2005-M3-3, REMIC, 3.32%, (1 Month Term SOFR + 0.88%), 08/25/35 (a) (o) (p)	1,890	1,846

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Option One Mortgage Loan Trust 2007-6
Series 2007-2A2-6, REMIC, 0.00%, (1 Month Term SOFR + 0.24%), 07/25/37 (a) (o) (p)	559	348
Option One Mortgage Loan Trust 2007-CP1
Series 2007-2A2-CP1, REMIC, 0.00%, (1 Month Term SOFR + 0.23%), 03/25/37 (a) (o) (p)	1,123	1,095
Pagaya AI Debt Selection Trust
Series 2021-NOTE-2, 3.00%, 01/25/29	84	84
Park Place Securities, Inc.
Series 2005-M4-WCW2, REMIC, 3.53%, (1 Month Term SOFR + 1.09%), 07/25/35 (a) (o) (p)	5,000	4,349
PRET 2024-NPL6, LLC
Series 2024-A1-NPL6, REMIC, 5.93%, 09/25/54 (o)	11,046	11,048
Pret 2025-NPL7 LLC
Series 2025-A1-NPL7, 5.66%, 07/25/55 (o)	978	981
Prime Mortgage Trust 2005-4
Series 2004-1A2-CL1, REMIC, 4.67%, (1 Month Term SOFR + 0.51%), 02/25/34 (a)	2	2
Primrose Funding LLC
Series 2025-A2-1A, 6.46%, 07/30/32 (f)	1,500	1,523
Progress Residential 2021-SFR3 Trust
Series 2021-E1-SFR3, REMIC, 2.54%, 05/19/26	12,000	11,853
Progress Residential 2021-SFR6 Trust
Series 2021-E2-SFR6, REMIC, 2.53%, 07/17/26	1,150	1,133
Series 2021-F-SFR6, REMIC, 3.42%, 07/17/26	2,000	1,978
Progress Residential 2024-SFR2 Trust
Series 2024-A-SFR2, REMIC, 3.30%, 04/17/29	5,846	5,625
PRPM 2025-5, LLC
Series 2025-A1-5, 5.73%, 07/25/30 (o)	985	984
RALI Series 2007-QS7 Trust
Series 2007-1A2-QS7, REMIC, 6.00%, 05/25/37	2,186	1,790
RASC Series 2006-EMX9 Trust
Series 2006-1A3-EMX9, REMIC, 5.20%, (1 Month Term SOFR + 0.45%), 09/25/36 (a) (o) (p)	714	667
Renaissance Home Equity Loan Trust 2006-1
Series 2006-AF5-1, REMIC, 6.17%, 05/25/36 (o)	3,374	1,625
Renaissance Home Equity Loan Trust 2006-3
Series 2006-AF3-2, REMIC, 5.80%, 08/25/36 (a) (o)	1,983	717
Renew 20172
Series 2017-A-2A, 3.22%, 09/22/53	2,368	2,142
Research-Driven Pagaya Motor Trust 2025-3
Series 2025-A2-3A, 5.15%, 06/25/27	2,000	2,009
Residential Accredit Loans, Inc.
Series 2006-A21-QA1, REMIC, 5.18%, 01/25/36 (a)	2,948	2,135
Series 2006-A5-QS1, REMIC, 5.18%, (1 Month Term SOFR + 1.02%), 01/25/36 (a)	3,223	2,511
Retained Vantage Data Centers Issuer LLC
Series 2023-A2A-1A, 5.00%, 09/15/28 (f)	4,000	4,006
Series 2023-B-1A, 5.75%, 09/15/28 (f)	3,000	2,953
Rockland Park Limited
Series 2021-A1R-1A, 5.51%, (3 Month Term SOFR + 1.30%), 07/20/38 (a)	2,000	2,007
Sapphire Aviation Finance II Limited
Series 2020-A-1A, 3.23%, 03/15/27 (o)	1,477	1,412
Scalelogix Abs Us Issuer LLC
Series 2025-B-1A, 6.16%, 07/25/30	2,500	2,501
Securitized Asset Backed Receivables LLC Trust 2007-BR2
Series 2007-A2-BR2, REMIC, 1.70%, (1 Month Term SOFR + 0.34%), 02/25/37 (a) (o) (p)	12,203	5,181
Securitized Asset Backed Receivables LLC Trust 2007-HE1
Series 2007-A2A-HE1, REMIC, 0.01%, (1 Month Term SOFR + 0.23%), 12/25/36 (a) (o) (p)	208	43
SG Commercial Mortgage Securities Trust 2016-C5
Series 2016-B-C5, REMIC, 3.93%, 06/12/26	2,391	2,251
Interest Only, Series 2016-XA-C5, REMIC, 1.81%, 10/13/48 (a)	25,610	187
SG Mortgage Securities Trust 2006-FRE2
Series 2006-A2D-FRE2, REMIC, 0.77%, (1 Month Term SOFR + 0.57%), 07/25/36 (a) (o) (p)	15,788	2,973
SG Residential Mortgage Trust 2021-1
Series 2021-M1-1, REMIC, 2.50%, 07/25/61 (a)	3,258	2,174
Shenton Aircraft Investment I Limited
Series 2015-A-1A, 4.75%, 11/15/27	1,386	1,343
Signal Rail I LLC
Series 2021-A-1, 2.23%, 08/18/51	837	780
SMB Private Education Loan Trust 2018-B
Series 2018-A2B-B, 4.98%, (1 Month Term SOFR + 0.83%), 03/15/28 (a) (f)	441	439
SoFi Consumer Loan Program 2021-1 Trust
Series 2021-PT1-1, 10.37%, 05/25/30 (a)	210	206
Sofi Consumer Loan Program 2025-3 Trust
Series 2025-A-3, 4.47%, 08/25/34	1,175	1,178
Sound Point CLO IX Ltd
Series 2015-DRRR-2A, 9.09%, (3 Month Term SOFR + 4.76%), 07/20/32 (a)	1,000	968
Sound Point CLO XVIII Ltd
Series 2017-C-4A, 7.09%, (3 Month Term SOFR + 2.76%), 01/21/31 (a)	1,000	1,000
Sound Point CLO XX Ltd
Series 2018-C-2A, 6.53%, (3 Month Term SOFR + 2.21%), 07/26/31 (a)	500	500
Sound Point CLO XXIII
Series 2019-DR-2A, 7.88%, (3 Month Term SOFR + 3.56%), 07/17/34 (a)	2,000	1,981
Sound Point CLO XXIX Ltd
Series 2021-B1-1A, 6.28%, (3 Month Term SOFR + 1.96%), 04/25/34 (a)	1,000	1,001
Sound Point CLO XXXI Ltd
Series 2021-D-3A, 7.83%, (3 Month Term SOFR + 3.51%), 10/25/34 (a)	1,000	987
Specialty Underwriting & Residential Finance Trust, Series 2007-AB1
Series 2007-A2B-AB1, REMIC, 2.04%, (1 Month Term SOFR + 0.30%), 03/25/37 (a) (o) (p)	5,454	2,814
Sprite 2021-1 Limited
Series 2021-A-1, 3.75%, 10/15/28 (f) (o)	1,044	989
SRVM 191 A2 FIX
Series 2019-A2-1A, 3.88%, 10/25/26	3,770	3,725
Start Ltd
Series 2018-A-1, 4.09%, 05/15/43	570	567
Starwood Mortgage Residential Trust 2019-INV1
Series 2019-M1-INV1, REMIC, 3.06%, 09/25/49 (a)	6,721	6,500
Storm King Park CLO, Ltd
Series 2022-AR-1A, 5.68%, (3 Month Term SOFR + 1.36%), 10/15/37 (a)	2,200	2,206
Structured Asset Investment Loan Trust 2005-4
Series 2006-A4-1, REMIC, 4.29%, (1 Month Term SOFR + 0.73%), 01/25/36 (a) (o) (p)	883	842
Structured Asset Mortgage Investments II Inc.
Series 2005-A3-AR5, REMIC, 4.97%, (1 Month Term SOFR + 0.61%), 07/19/35 (a) (o) (p)	47	44
Structured Asset Mortgage Investments II Trust 2007-AR2
Series 2007-2A1-AR2, REMIC, 2.38%, (1 Month Term SOFR + 0.37%), 03/25/37 (a) (o) (p)	227	80
Structured Asset Mortgage Investments LLC
Series 2002-A1-AR3, REMIC, 5.13%, (1 Month Term SOFR + 0.77%), 09/19/32 (a) (o) (p)	2	2
Structured Asset Securities Corporation Mortgage Loan Trust 2006-BC3
Series 2006-A1-BC3, REMIC, 2.97%, (1 Month Term SOFR + 0.43%), 10/25/36 (a) (o) (p)	3,011	2,028
Subway Funding LLC
Series 2024-A23-1A, 6.51%, 07/30/34	1,985	2,068
Sunnova Helios VII Issuer, LLC
Series 2021-C-C, 2.63%, 10/20/28	2,984	1,557

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Sunrun Atlas Issuer 2019-2, LLC
Series 2019-A-2, 3.61%, 11/01/27	2,450	2,337
Switch ABS Issuer, LLC
Series 2024-B-1A, 6.50%, 03/25/29	2,000	2,032
Series 2024-A2-2A, 5.44%, 06/25/54	2,640	2,653
Symphony CLO XVI, Ltd
Series 2015-DR-16A, 7.63%, (3 Month Term SOFR + 3.31%), 10/15/31 (a)	1,000	999
Tailwind 2019-1 Limited
Series 2019-A-1, 3.97%, 12/15/26 (o)	2,244	2,182
Thayer Park CLO, Ltd.
Series 2017-CR-1A, 7.39%, (3 Month Term SOFR + 3.06%), 04/20/34 (a)	1,000	999
THL Credit Wind River 2018-1 CLO Ltd.
Series 2018-D-1, 7.48%, (3 Month Term SOFR + 3.16%), 07/15/30 (a)	1,500	1,501
Series 2018-E-1, 10.08%, (3 Month Term SOFR + 5.76%), 07/15/30 (a)	500	502
TierPoint Issuer LLC
Series 2023-A2-1A, 6.00%, 06/25/26	833	836
TIF Funding II LLC
Series 2021-A-1A, 1.65%, 02/20/46	3,117	2,843
Trestles CLO VI Ltd
Series 2023-A1R-6A, 5.50%, (3 Month Term SOFR + 1.18%), 04/26/38 (a)	1,000	1,001
Trestles CLO VIII Ltd
Series 2025-A1-8A, 5.64%, (3 Month Term SOFR + 1.33%), 06/11/35 (a)	1,000	1,002
Tricon Residential 2025-SFR2 Trust
Series 2025-A-SFR2, 5.20%, 07/31/44	5,401	5,478
Trimaran CAVU 2021-3, Ltd.
Series 2021-D-3A, 8.37%, (3 Month Term SOFR + 4.04%), 01/18/35 (a)	2,250	2,254
Trinity Rail Leasing 2018 LLC
Series 2020-A-1A, 1.96%, 10/17/50	1,576	1,493
TRTX 2021-FL4 Issuer, Ltd.
Series 2021-A-FL4, 5.46%, (1 Month Term SOFR + 1.31%), 03/17/38 (a) (o)	510	510
U.S. Auto Funding Trust 2021-1
Series 2021-C-1A, 2.20%, 05/15/26	1,591	1,323
UBS Commercial Mortgage Trust 2017-C4
Series 2017-A3-C4, REMIC, 3.30%, 08/17/27	478	469
UBS Commercial Mortgage Trust 2017-C7
Series 2017-B-C7, REMIC, 4.29%, 01/18/28 (a)	2,000	1,901
UBS Commercial Mortgage Trust 2018-C8
Series 2018-A3-C8, REMIC, 3.72%, 01/18/28	1,419	1,395
UBS-Barclays Commercial Mortgage Trust 2013-C5
Series 2013-C-C5, REMIC, 3.72%, 03/12/46 (a)	2,351	2,133
Upstart Pass-Through Trust Series 2021-St4
Series 2021-A-ST4, 2.00%, 07/20/27	60	60
Upstart Securitization Trust 2021-4
Series 2021-C-4, 3.19%, 09/20/31	1,664	1,655
Vantage Data Centers Issuer, LLC
Series 2020-A2-2A, 1.99%, 09/15/27	250	237
Vegas Trust 2024-TI
Series 2024-A-TI, REMIC, 5.52%, 11/15/27	792	804
Verus Securitization Trust 2021-R2
Series 2021-M1-R2, REMIC, 2.24%, 02/25/64	3,017	2,719
VOLT XCVII, LLC
Series 2021-A1-NPL6, 5.24%, 04/25/51 (a) (o)	42	42
Voya CLO 2018-2 Ltd
Series 2018-D-2A, 7.33%, (3 Month Term SOFR + 3.01%), 07/15/31 (a)	1,000	999
Warwick Capital CLO 6 Ltd
Series 2025-A1-6A, 5.70%, (3 Month Term SOFR + 1.43%), 07/20/38 (a)	2,000	2,006
Washington Mutual Asset-Backed Certificates, WaMu Series 200X-HEX Trust
Series 2004-A5-5, REMIC, 4.15%, (1 Month Term SOFR + 1.23%), 09/25/34 (a) (o) (p)	17	17
Washington Mutual Mortgage Pass-Through Certificates Series 2002-AR17 Trust
Series 2002-1A-AR17, REMIC, 4.63%, (12 Month Treasury Average + 1.20%), 11/25/42 (a) (p)	8	7
Washington Mutual Mortgage Pass-Through Certificates Series 2003-AR9 Trust
Series 2005-1A3A-AR18, REMIC, 4.91%, 01/25/36 (a)	111	101
Series 2005-A1A1-AR13, REMIC, 4.38%, (1 Month Term SOFR + 0.69%), 10/25/45 (a) (o) (p)	14	13
Washington Mutual Mortgage Pass-Through Certificates Series 2007-HY1 Trust
Series 2007-3A3-HY1, REMIC, 4.09%, 02/25/37 (a)	703	630
Series 2007-4A1-HY1, REMIC, 4.17%, 02/25/37 (a)	73	67
Washington Mutual Mortgage Pass-Through Certificates Wmalt Series 2006-Ar9 Trust
Series 2006-1A-AR9, REMIC, 3.51%, (12 Month Treasury Average + 0.83%), 11/25/46 (a) (o)	1,101	985
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR8 Trust
Series 2006-3A3-AR8, REMIC, 4.32%, 08/25/36 (a)	756	721
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY7 Trust
Series 2007-2A3-HY7, REMIC, 3.88%, 07/25/37 (a)	123	116
Washington Mutual Mortgage Securities Corp.
Series 2002-2A2-AR1, REMIC, 5.90%, 02/25/31 (a)	—	—
Series 2002-1A-AR9, REMIC, 5.08%, (12 Month Treasury Average + 1.40%), 08/25/42 (a) (p)	11	10
WAVE 2019-1 LLC
Series 2019-A-1, 3.60%, 09/15/27	1,432	1,380
Wells Fargo Alternative Loan 2007-PA6 Trust
Series 2007-A1-PA6, REMIC, 5.90%, 12/25/37 (a)	325	302
Wells Fargo Commercial Mortgage Trust 2017-C41
Series 2017-B-C41, REMIC, 4.19%, 11/17/27 (a)	1,643	1,575
Wells Fargo Commercial Mortgage Trust 2018-C43
Interest Only, Series 2018-XA-C43, REMIC, 0.57%, 03/17/51 (a)	58,510	694
Wells Fargo Commercial Mortgage Trust 2019-C50
Series 2019-C-C50, REMIC, 4.35%, 04/17/29	2,200	1,928
Wells Fargo Commercial Mortgage Trust 2020-C55
Series 2020-B-C55, REMIC, 3.14%, 02/15/30	1,034	932
Wells Fargo Commercial Mortgage Trust 2020-C58
Series 2020-A3-C58, REMIC, 1.81%, 09/17/30	2,752	2,467
Wells Fargo Commercial Mortgage Trust 2021-C60
Series 2021-A3-C60, REMIC, 2.06%, 04/15/31	1,611	1,446
Wells Fargo Commercial Mortgage Trust 2021-C61
Series 2021-A3-C61, REMIC, 2.41%, 10/17/31	1,000	898
Wells Fargo Commercial Mortgage Trust 2025-5C4
Series 2025-A3-5C4, REMIC, 5.67%, 05/15/30	1,950	2,042
Wells Fargo Mortgage Backed Securities 2007-15 Trust
Series 2007-A1-15, REMIC, 6.00%, 11/25/37	1,296	1,217
Willis Engine Structured Trust V
Series 2020-A-A, 3.23%, 03/15/28 (o)	3,588	3,394
Wind River 2014-1 CLO Ltd.
Series 2014-DRR-1A, 7.59%, (3 Month Term SOFR + 3.26%), 07/18/31 (a)	1,000	1,001
Wind River 2014-2 CLO Ltd.
Series 2014-DR-2A, 7.48%, (3 Month Term SOFR + 3.16%), 01/15/31 (a)	1,000	1,001
Series 2014-ER-2A, 10.33%, (3 Month Term SOFR + 6.01%), 01/15/31 (a)	1,000	912
Wind River 2021-1 CLO Ltd
Series 2021-D1R-1A, 8.28%, (3 Month Term SOFR + 3.95%), 07/20/37 (a)	500	505
Total Non-U.S. Government Agency Asset-Backed Securities (cost $601,198)		539,450

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
SENIOR FLOATING RATE INSTRUMENTS 2.4%
Industrials 0.9%
AI Aqua Merger Sub, Inc.
2024 1st Lien Term Loan B, 7.28%, (1 Month Term SOFR + 3.00%), 07/31/28 (a)	681	683
Air Comm Corporation, LLC
2025 Delayed Draw Term Loan, 0.00%, (3 Month Term SOFR + 2.75%), 11/21/31 (a) (q)	5	5
2025 Delayed Draw Term Loan, 7.06%, (3 Month Term SOFR + 2.75%), 12/11/31 (a)	7	7
2025 Term Loan, 7.06%, (3 Month Term SOFR + 2.75%), 12/11/31 (a)	498	498
AllSpring Buyer LLC
2024 Term Loan B, 7.30%, (3 Month Term SOFR + 3.00%), 11/01/30 (a)	713	713
American Airlines, Inc.
2025 Term Loan, 6.58%, (3 Month Term SOFR + 2.25%), 04/20/28 (a)	276	275
2025 Term Loan B, 7.58%, (3 Month Term SOFR + 3.25%), 05/09/32 (a)	264	265
APi Group DE, Inc.
2025 Term Loan, 6.07%, (1 Month Term SOFR + 1.75%), 01/03/29 (a)	120	120
Arsenal AIC Parent LLC
2025 Term Loan B, 7.07%, (1 Month Term SOFR + 2.75%), 08/19/30 (a)	94	94
BCPE Empire Holdings, Inc.
2025 Term Loan B, 7.57%, (1 Month Term SOFR + 3.25%), 12/26/30 (a)	679	678
Brown Group Holding, LLC
2022 Incremental Term Loan B2, 7.06%, (1 Month Term SOFR + 2.75%), 06/09/29 (a)	59	59
2022 Incremental Term Loan B2, 7.07%, (1 Month Term SOFR + 2.75%), 06/09/29 (a)	66	66
Term Loan B, 6.82%, (1 Month Term SOFR + 2.50%), 07/01/31 (a)	285	286
Clear Channel Outdoor Holdings, Inc.
2024 Term Loan, 0.00%, (1 Month Term SOFR + 4.00%), 08/23/28 (a) (q)	165	165
Clydesdale Acquisition Holdings Inc
Term Loan B, 7.49%, (1 Month Term SOFR + 3.17%), 03/30/29 (a)	305	304
Colossus Acquireco LLC
Term Loan B, 6.05%, (3 Month Term SOFR + 1.75%), 06/12/32 (a)	700	696
Construction Partners Inc
Term Loan B, 6.82%, (1 Month Term SOFR + 2.50%), 10/30/31 (a)	352	353
Cornerstone Building Brands, Inc.
2021 Term Loan B, 7.50%, (1 Month Term SOFR + 3.25%), 04/12/28 (a)	190	180
2024 Term Loan B, 8.65%, (1 Month Term SOFR + 4.50%), 05/05/31 (a)	54	49
Corpay Technologies Operating Company LLC
Term Loan B5, 6.07%, (1 Month Term SOFR + 1.75%), 04/28/28 (a)	79	79
CPI Holdco B LLC
2024 Term Loan, 6.32%, (1 Month Term SOFR + 2.00%), 05/10/31 (a)	413	412
CPPIB OVM Member US LLC
Term Loan B, 6.80%, (3 Month Term SOFR + 2.50%), 08/07/31 (a)	21	21
Term Loan B, 7.05%, (3 Month Term SOFR + 2.50%), 08/07/31 (a)	192	192
Cube Industrials Buyer Inc
2024 Term Loan, 7.58%, (3 Month Term SOFR + 3.25%), 10/09/31 (a)	393	394
Deep Blue Operating I LLC
Term Loan, 0.00%, (SOFR + 2.75%), 09/17/32 (a) (q)	220	220
DG Investment Intermediate Holdings 2, Inc.
2025 Term Loan, 7.97%, (1 Month Term SOFR + 3.75%), 07/01/32 (a)	600	601
2025 2nd Lien Term Loan, 9.82%, (1 Month Term SOFR + 5.50%), 07/24/33 (a)	55	55
Dynasty Acquisition Co., Inc.
2024 1st Lien Term Loan B1, 6.32%, (1 Month Term SOFR + 2.00%), 10/24/31 (a)	209	209
2024 1st Lien Term Loan B2, 6.32%, (1 Month Term SOFR + 2.00%), 10/24/31 (a)	79	79
EAB Global, Inc.
2021 Term Loan, 7.32%, (1 Month Term SOFR + 3.00%), 08/16/28 (a)	244	237
Edelman Financial Center, LLC
2024 2nd Lien Term Loan, 9.57%, (1 Month Term SOFR + 5.25%), 10/23/28 (a)	205	205
Eisner Advisory Group LLC
2024 Term Loan B, 8.32%, (1 Month Term SOFR + 4.00%), 02/24/31 (a)	384	386
Element Materials Technology Group US Holdings Inc
2022 USD Term Loan, 7.97%, (3 Month Term SOFR + 3.67%), 04/12/29 (a)	406	408
EMRLD Borrower LP
2024 Term Loan B, 6.57%, (1 Month Term SOFR + 2.25%), 06/18/31 (a)	223	222
Fertitta Entertainment, LLC
2022 Term Loan B, 7.41%, (1 Month Term SOFR + 3.25%), 01/13/29 (a) (m)	411	410
Focus Financial Partners, LLC
2025 Incremental Term Loan B, 7.07%, (1 Month Term SOFR + 2.75%), 09/15/31 (a)	684	684
Fortrea Holdings Inc
Term Loan B, 8.06%, (3 Month Term SOFR + 3.75%), 06/12/30 (a)	23	21
Garda World Security Corporation
2025 Term Loan B, 7.17%, (1 Month Term SOFR + 3.00%), 02/01/29 (a)	414	413
GBT US III LLC
2025 Term Loan B1, 6.81%, (3 Month Term SOFR + 2.50%), 07/28/31 (a)	239	239
GC Ferry Acquisition I Inc
Term Loan, 7.71%, (3 Month Term SOFR + 3.50%), 06/06/32 (a)	115	114
GFL Environmental Inc.
2025 Term Loan B, 6.67%, (3 Month Term SOFR + 2.50%), 02/04/32 (a)	525	524
Grant Thornton Advisors LLC
2025 Term Loan B, 6.82%, (1 Month Term SOFR + 2.50%), 05/30/31 (a)	391	389
2025 Incremental Term Loan, 7.32%, (1 Month Term SOFR + 3.00%), 05/30/31 (a)	125	125
Green Infrastructure Partners Inc
USD Term Loan B, 6.75%, (3 Month Term SOFR + 2.75%), 09/18/32 (a)	555	555
HighTower Holdings LLC
2025 1st Lien Term Loan B, 7.07%, (3 Month Term SOFR + 2.75%), 02/03/32 (a)	740	739
Homeserve USA Holding Corp
2024 Term Loan B, 6.14%, (1 Month Term SOFR + 2.00%), 10/21/30 (a)	202	202
Kenan Advantage Group, Inc.
2024 Term Loan B4, 7.57%, (1 Month Term SOFR + 3.25%), 01/25/29 (a)	334	330
KKR Apple Bidco, LLC
2025 Term Loan, 6.82%, (1 Month Term SOFR + 2.50%), 09/25/31 (a)	679	679
Lavender Dutch BorrowerCo BV
Term Loan, 0.00%, (SOFR + 3.25%), 09/27/32 (a) (q)	170	170
LBM Acquisition LLC
2024 Incremental Term Loan B, 7.99%, (1 Month Term SOFR + 3.75%), 06/06/31 (a)	396	386
LC AHAB US Bidco LLC
Term Loan B, 7.32%, (1 Month Term SOFR + 3.00%), 04/14/31 (a)	393	392
Madison IAQ LLC
Term Loan, 6.70%, (6 Month Term SOFR + 2.50%), 06/15/28 (a)	597	597
2025 Term Loan B, 7.45%, (6 Month Term SOFR + 3.25%), 03/26/32 (a)	180	180

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Madison Safety & Flow LLC
2025 Term Loan B, 7.07%, (1 Month Term SOFR + 2.75%), 09/26/31 (a)	170	170
MedAssets Software Intermediate Holdings, Inc.
2024 First Out Term Loan, 8.00%, (3 Month Term SOFR + 4.00%), 12/17/28 (a)	27	26
2024 Second Out Term Loan, 8.25%, (1 Month Term SOFR + 4.00%), 12/17/28 (a)	46	39
MV Holding GmbH
2025 USD Term Loan B, 6.57%, (1 Month Term SOFR + 2.25%), 02/19/32 (a)	105	105
OVG Business Services, LLC
2024 Term Loan B, 7.32%, (1 Month Term SOFR + 3.00%), 06/13/31 (a)	303	303
Pinnacle Buyer, LLC
Term Loan, 0.00%, (SOFR + 2.50%), 09/11/32 (a) (q)	95	95
Prime Security Services Borrower, LLC
2025 Incremental Term Loan B, 6.00%, (1 Month Term SOFR + 1.75%), 03/08/32 (a)	349	346
PUG LLC
2024 Extended Term Loan B, 0.00%, (1 Month Term SOFR + 4.75%), 03/12/30 (a) (q)	130	129
2024 Extended Term Loan B, 9.07%, (1 Month Term SOFR + 4.75%), 03/12/30 (a)	167	165
Quikrete Holdings, Inc.
2024 Term Loan B1, 6.57%, (1 Month Term SOFR + 2.25%), 03/18/29 (a)	274	274
2025 Term Loan B1, 6.57%, (1 Month Term SOFR + 2.25%), 04/14/31 (a)	74	74
2025 Term Loan B, 6.57%, (1 Month Term SOFR + 2.25%), 01/30/32 (a)	348	348
Resideo Funding Inc.
2025 Incremental Term Loan, 6.04%, (3 Month Term SOFR + 2.00%), 08/08/32 (a)	340	340
SGH2 LLC
2025 USD Term Loan B, 10.05%, (3 Month Term SOFR + 4.50%), 07/16/32 (a)	205	205
Southern Veterinary Partners, LLC
2025 Term Loan B, 6.82%, (3 Month Term SOFR + 2.50%), 12/04/31 (a)	90	90
Spectris PLC
Term Loan, 0.00%, 09/26/32 (a) (q)	120	120
Stonepeak Bayou Holdings LP
Term Loan, 0.00%, (SOFR + 2.75%), 09/24/32 (a) (q)	140	140
Tecta America Corp.
2025 Term Loan B, 7.32%, (1 Month Term SOFR + 3.00%), 02/12/32 (a)	339	340
Tiger Acquisition, LLC
2025 Term Loan B, 6.64%, (1 Month Term SOFR + 2.50%), 08/14/32 (a)	348	346
Titan Acquisition Limited
2024 Term Loan B, 7.59%, (3 Month Term SOFR + 4.50%), 02/01/29 (a)	162	162
2024 Term Loan B, 8.67%, (3 Month Term SOFR + 4.50%), 02/01/29 (a)	162	162
TransDigm, Inc.
2023 Term Loan J, 6.80%, (3 Month Term SOFR + 2.50%), 02/28/31 (a)	912	912
2025 Term Loan M, 6.85%, (1 Month Term SOFR + 2.50%), 08/13/32 (a)	405	404
Turquoise Topco Ltd.
Term Loan, 0.00%, (SOFR + 3.25%), 08/13/32 (a) (q)	90	90
Veritiv Corporation
Term Loan B, 8.30%, (3 Month Term SOFR + 4.00%), 11/30/30 (a)	134	133
Victory Capital Holdings Inc.
Term Loan, 0.00%, (SOFR + 2.00%), 09/10/32 (a) (q)	75	75
Virtus Investment Partners
Term Loan, 0.00%, (SOFR + 2.25%), 09/16/32 (a) (q)	115	115
VT Topco, Inc.
2024 1st Lien Term Loan B, 7.28%, (1 Month Term SOFR + 3.00%), 08/12/30 (a)	132	128
WEC US Holdings Ltd.
2024 Term Loan, 6.53%, (1 Month Term SOFR + 2.25%), 01/20/31 (a)	525	525
White Cap Buyer LLC
2024 Term Loan B, 7.41%, (1 Month Term SOFR + 3.25%), 10/19/29 (a)	392	392
		23,118
Information Technology 0.4%
Applied Systems, Inc.
2024 2nd Lien Term Loan, 8.80%, (3 Month Term SOFR + 4.50%), 02/07/32 (a)	140	143
Ascend Learning, LLC
2025 Repriced Term Loan B, 7.32%, (1 Month Term SOFR + 3.00%), 12/11/28 (a)	655	654
Astra Acquisition Corp.
2021 2nd Lien Term Loan, 0.00%, (3 Month Term SOFR + 8.88%), 10/22/29 (a) (q)	220	—
Boxer Parent Company Inc.
2025 USD Term Loan B, 7.20%, (3 Month Term SOFR + 3.00%), 07/30/31 (a)	666	665
2024 2nd Lien Term Loan, 9.95%, (3 Month Term SOFR + 5.75%), 07/06/32 (a)	128	125
Camelot U.S. Acquisition LLC
2024 Term Loan B, 7.07%, (1 Month Term SOFR + 2.75%), 01/31/31 (a)	488	485
2025 Incremental Term Loan B, 7.57%, (1 Month Term SOFR + 3.25%), 01/31/31 (a)	240	239
Castle US Holding Corporation
2025 USD FLSO Term Loan B1, 8.72%, (3 Month Term SOFR + 4.25%), 01/23/27 (a)	129	59
Central Parent Inc.
2024 Term Loan B, 7.55%, (3 Month Term SOFR + 3.25%), 07/06/29 (a)	84	72
Chamberlain Group Inc
2025 Term Loan B, 7.22%, (1 Month Term SOFR + 3.00%), 07/22/32 (a)	408	408
Clearwater Analytics, LLC
2025 Term Loan B, 6.46%, (6 Month Term SOFR + 2.25%), 02/10/32 (a)	200	200
Cloud Software Group, Inc.
2025 Term Loan B (2031), 7.48%, (3 Month Term SOFR + 3.25%), 03/24/31 (a)	263	264
CoreLogic, Inc.
Term Loan, 7.93%, (1 Month Term SOFR + 3.50%), 04/14/28 (a)	207	207
Cornerstone OnDemand, Inc.
2021 Term Loan, 8.18%, (1 Month Term SOFR + 3.75%), 09/08/26 (a)	118	113
Cyxtera DC Holdings, Inc.
Term Loan B, 0.00%, (LIBOR + 3.00%), 05/01/26 (a) (b) (j) (k)	113	—
Ellucian Holdings, Inc.
2024 2nd Lien Term Loan, 9.07%, (1 Month Term SOFR + 4.75%), 11/14/32 (a)	25	26
Endure Digital Inc.
Non-CoOp Term Loan, 7.84%, (1 Month Term SOFR + 3.50%), 01/27/28 (a)	145	75
Finastra USA, Inc.
2025 1st Lien Term Loan, 8.04%, (3 Month Term SOFR + 4.00%), 07/30/32 (a)	120	119
Gainwell Acquisition Corp.
Term Loan B, 8.40%, (3 Month Term SOFR + 4.00%), 08/17/27 (a)	562	552
Gen Digital Inc.
2025 Term Loan B, 6.07%, (1 Month Term SOFR + 1.75%), 02/13/32 (a)	420	418
I-Logic Technologies Bidco Limited
2024 Term Loan, 8.05%, (3 Month Term SOFR + 3.75%), 02/16/28 (a)	312	311
ION Platform Finance US, Inc.
Term Loan, 0.00%, (SOFR + 3.75%), 09/30/32 (a) (b) (q)	400	397
ION Trading Technologies S.a. r.l.
2024 Term Loan B, 7.80%, (3 Month Term SOFR + 3.50%), 04/01/28 (a)	143	143

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Iron Mountain, Inc.
2023 Term Loan B, 6.32%, (1 Month Term SOFR + 2.00%), 01/31/31 (a)	529	529
LSF9 Atlantis Holdings, LLC
2025 Term Loan B, 0.00%, (1 Month Term SOFR + 3.75%), 03/29/29 (a) (q)	125	125
2025 Term Loan B, 7.89%, (1 Month Term SOFR + 3.75%), 03/29/29 (a)	235	235
McAfee, LLC
2024 USD 1st Lien Term Loan B, 7.22%, (1 Month Term SOFR + 3.00%), 03/01/29 (a)	279	266
MH Sub I, LLC
2024 Term Loan B4, 8.57%, (1 Month Term SOFR + 4.25%), 12/11/31 (a)	456	419
Mitchell International, Inc.
2024 1st Lien Term Loan, 7.57%, (1 Month Term SOFR + 3.25%), 06/05/31 (a)	395	395
2024 2nd Lien Term Loan, 9.57%, (1 Month Term SOFR + 5.25%), 06/07/32 (a)	70	69
Polaris Newco LLC
USD Term Loan B, 8.32%, (3 Month Term SOFR + 3.75%), 06/03/28 (a)	281	270
Proofpoint, Inc.
2024 Term Loan, 0.00%, (1 Month Term SOFR + 3.00%), 08/31/28 (a) (q)	30	30
Qnity Electronics Inc.
Term Loan, 0.00%, (SOFR + 2.00%), 08/11/32 (a) (q)	505	504
RealPage, Inc
1st Lien Term Loan, 7.56%, (3 Month Term SOFR + 3.00%), 02/18/28 (a)	189	188
2024 Incremental Term Loan, 8.05%, (3 Month Term SOFR + 3.75%), 04/24/28 (a)	144	145
UKG Inc.
2024 Term Loan B, 6.81%, (3 Month Term SOFR + 2.50%), 01/30/31 (a)	680	679
X Corp.
Term Loan, 0.00%, (3 Month Term SOFR + 6.50%), 10/27/29 (a) (q)	325	319
Zayo Group Holdings, Inc.
USD Term Loan, 7.43%, (1 Month Term SOFR + 3.00%), 02/18/27 (a)	126	124
2022 USD Incremental Term Loan B, 0.00%, (1 Month Term SOFR + 4.17%), 03/09/27 (a) (q)	35	35
2022 USD Incremental Term Loan B, 8.49%, (1 Month Term SOFR + 4.17%), 03/09/27 (a)	170	170
Zelis Payments Buyer, Inc.
5th Amendment Term Loan, 7.57%, (1 Month Term SOFR + 3.25%), 10/24/31 (a)	353	353
		10,530
Communication Services 0.3%
Alterra Mountain Company
2025 Term Loan B8, 6.82%, (1 Month Term SOFR + 2.50%), 05/31/30 (a)	30	30
Altice France S.A.
2023 USD Term Loan B14, 9.82%, (3 Month Term SOFR + 5.50%), 08/31/28 (a)	442	427
Bally's Corporation
2021 Term Loan B, 7.84%, (3 Month Term SOFR + 3.25%), 08/05/28 (a)	301	292
Cengage Learning, Inc.
2024 1st Lien Term Loan B, 7.72%, (3 Month Term SOFR + 3.50%), 03/22/31 (a)	261	260
2024 1st Lien Term Loan B, 7.82%, (1 Month Term SOFR + 3.50%), 03/22/31 (a)	152	152
CommScope Holding Company, Inc.
2024 Term Loan, 0.00%, (1 Month Term SOFR + 4.75%), 12/15/29 (a) (q)	250	253
2024 Term Loan, 9.07%, (1 Month Term SOFR + 4.75%), 12/15/29 (a)	410	414
Creative Artists Agency, LLC
2025 Repriced Term Loan B, 6.82%, (1 Month Term SOFR + 2.50%), 05/19/31 (a)	45	45
Crown Finance US, Inc.
2025 Term Loan B, 8.78%, (1 Month Term SOFR + 4.50%), 12/02/31 (a)	397	396
CSC Holdings, LLC
2019 Term Loan B5, 8.75%, (Prime + 1.50%), 04/15/27 (a)	262	254
2022 Term Loan B6, 8.65%, (1 Month Term SOFR + 4.50%), 01/17/28 (a)	155	154
DirecTV Financing, LLC
Term Loan, 9.57%, (3 Month Term SOFR + 5.00%), 07/22/27 (a)	23	23
2024 Term Loan, 9.82%, (3 Month Term SOFR + 5.25%), 08/02/29 (a)	132	132
Flutter Financing B.V.
2025 Term Loan B, 6.30%, (3 Month Term SOFR + 2.00%), 05/22/32 (a)	195	194
GOGO Intermediate Holdings LLC
Term Loan B, 8.18%, (1 Month Term SOFR + 3.75%), 04/21/28 (a)	205	204
iHeartCommunications, Inc.
2024 Term Loan, 10.21%, (1 Month Term SOFR + 5.78%), 05/01/29 (a)	104	91
Life Time Fitness Inc
2025 Term Loan, 6.25%, (1 Month Term SOFR + 2.00%), 11/05/31 (a)	249	248
Lumen Technologies, Inc.
2024 Extended Term Loan B1, 6.78%, (1 Month Term SOFR + 2.35%), 04/15/29 (a)	544	540
Motion Finco S.a r.l
2024 USD Term Loan B, 7.80%, (3 Month Term SOFR + 3.50%), 11/30/29 (a)	108	97
NEP Group, Inc.
2023 Term Loan B, 7.71%, (3 Month Term SOFR + 3.25%), 08/19/26 (a)	372	369
Nexstar Broadcasting, Inc.
2025 Term Loan B5, 0.00%, (1 Month Term SOFR + 2.50%), 06/23/32 (a) (q)	270	270
Ontario Gaming GTA LP
Term Loan B, 8.55%, (3 Month Term SOFR + 4.25%), 07/11/30 (a)	274	267
Pretzel Parent Inc.
Term Loan, 0.00%, (SOFR + 4.50%), 08/14/31 (a) (q)	40	40
Pretzel Parent, Inc.
2024 Term Loan B, 8.82%, (1 Month Term SOFR + 4.50%), 08/14/31 (a)	70	69
Six Flags Entertainment Corporation
2024 Term Loan B, 6.32%, (1 Month Term SOFR + 2.00%), 04/18/31 (a)	269	267
TKO Worldwide Holdings, LLC
2025 Term Loan, 6.04%, (3 Month Term SOFR + 2.00%), 11/21/31 (a)	95	95
Townsquare Media, Inc.
2025 Term Loan, 9.19%, (3 Month Term SOFR + 5.00%), 01/17/31 (a)	94	82
United Talent Agency, LLC
2025 Term Loan B, 7.65%, (1 Month Term SOFR + 3.50%), 06/02/32 (a)	149	149
Univision Communications Inc.
2022 First Lien Term Loan B, 8.55%, (3 Month Term SOFR + 4.25%), 06/10/29 (a)	307	307
Virgin Media Bristol LLC
2023 USD Term Loan Y, 7.37%, (6 Month Term SOFR + 3.17%), 03/06/31 (a)	329	324
Voyager Parent, LLC
Term Loan B, 9.04%, (SOFR + 4.75%), 05/08/32 (a)	395	396
Ziggo Financing Partnership
USD Term Loan I, 0.00%, (1 Month Term SOFR + 2.50%), 04/17/28 (a) (q)	400	399
		7,240
Financials 0.2%
Acrisure, LLC
2024 1st Lien Term Loan B6, 7.32%, (1 Month Term SOFR + 3.00%), 11/06/30 (a)	455	454
2025 Term Loan B, 7.57%, (1 Month Term SOFR + 3.25%), 06/07/32 (a)	175	174
Alera Group, Inc.
2025 Term Loan, 7.57%, (1 Month Term SOFR + 3.25%), 05/21/32 (a)	265	266

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
2025 2nd Lien Term Loan, 9.82%, (1 Month Term SOFR + 5.50%), 05/15/33 (a)	100	103
AmWINS Group, Inc.
2025 Term Loan B, 6.57%, (1 Month Term SOFR + 2.25%), 01/23/32 (a)	347	347
Ardonagh Midco 3 PLC
2024 USD Term Loan B, 6.93%, (6 Month Term SOFR + 2.75%), 02/28/31 (a)	155	154
2024 USD Term Loan B, 7.05%, (6 Month Term SOFR + 2.75%), 02/28/31 (a)	184	182
Asurion LLC
2021 2nd Lien Term Loan B3, 9.68%, (1 Month Term SOFR + 5.25%), 02/05/28 (a)	100	97
2023 Term Loan B11, 8.67%, (1 Month Term SOFR + 4.25%), 08/19/28 (a)	217	218
2021 Second Lien Term Loan B4, 9.68%, (1 Month Term SOFR + 5.25%), 01/15/29 (a)	200	191
2025 Term Loan B13, 8.57%, (1 Month Term SOFR + 4.25%), 09/19/30 (a)	100	99
Boots Group Bidco Ltd
USD Term Loan, 7.70%, (3 Month Term SOFR + 3.50%), 07/22/32 (a)	200	200
Cotiviti Corporation
2024 Term Loan, 7.03%, (1 Month Term SOFR + 2.75%), 02/21/31 (a)	1,023	1,004
2025 2nd Amendment Term Loan, 7.03%, (1 Month Term SOFR + 2.75%), 02/16/32 (a)	94	92
Herc Holdings Inc
Term Loan B, 6.25%, (1 Month Term SOFR + 2.00%), 05/17/32 (a)	95	95
OneDigital Borrower LLC
2025 Repriced Term Loan, 7.32%, (1 Month Term SOFR + 3.00%), 07/02/31 (a)	409	409
2024 2nd Lien Term Loan, 9.57%, (1 Month Term SOFR + 5.25%), 06/12/32 (a)	70	70
Sedgwick Claims Management Services, Inc.
2023 Term Loan B, 6.82%, (1 Month Term SOFR + 2.50%), 02/16/28 (a)	496	495
Starwood Property Trust, Inc.
2025 1st Lien Term Loan B, 6.32%, (1 Month Term SOFR + 2.00%), 01/02/30 (a)	151	151
2025 Term Loan B, 6.41%, (3 Month Term SOFR + 2.25%), 08/16/32 (a)	145	145
Trans Union, LLC
2024 Term Loan B8, 6.07%, (1 Month Term SOFR + 1.75%), 06/06/31 (a)	188	187
Trucordia Insurance Holdings LLC
Term Loan B, 7.57%, (1 Month Term SOFR + 3.25%), 06/12/32 (a)	315	315
		5,448
Consumer Discretionary 0.2%
ABG Intermediate Holdings 2 LLC
2024 1st Lien Term Loan B, 6.57%, (1 Month Term SOFR + 2.25%), 12/21/28 (a)	40	40
American Axle & Manufacturing, Inc.
Term Loan, 0.00%, (SOFR + 2.25%), 12/31/49 (a) (q)	190	189
Apro, LLC
2024 Term Loan B, 7.94%, (1 Month Term SOFR + 3.75%), 06/26/31 (a)	411	410
Burlington Coat Factory Warehouse Corporation
2024 Term Loan B, 6.11%, (1 Month Term SOFR + 1.75%), 09/19/31 (a)	75	75
Caesars Entertainment Inc.
2024 Term Loan B1, 6.57%, (1 Month Term SOFR + 2.25%), 01/24/31 (a)	358	357
Clarios Global LP
2024 USD Term Loan B, 6.82%, (1 Month Term SOFR + 2.50%), 05/06/30 (a)	644	643
2025 USD Term Loan B, 7.07%, (1 Month Term SOFR + 2.75%), 01/14/32 (a)	30	30
DexKo Global Inc.
2021 USD Term Loan B, 8.03%, (1 Month Term SOFR + 3.75%), 09/24/28 (a) (m)	224	220
EG America LLC
2025 USD Repriced Term Loan, 7.70%, (3 Month Term SOFR + 3.50%), 02/07/28 (a)	263	264
Great Outdoors Group, LLC
2025 Term Loan B, 7.57%, (1 Month Term SOFR + 3.25%), 01/20/32 (a)	193	193
Hunter Douglas Inc.
2025 USD Term Loan B, 7.55%, (3 Month Term SOFR + 3.25%), 01/14/32 (a)	249	249
Michaels Companies, Inc.
2021 Term Loan B, 8.81%, (3 Month Term SOFR + 4.25%), 04/08/28 (a)	179	169
Mister Car Wash Holdings, Inc.
2024 Term Loan B, 6.82%, (1 Month Term SOFR + 2.50%), 03/21/31 (a)	85	85
PetSmart, Inc.
2025 USD Term Loan B, 8.14%, (1 Month Term SOFR + 4.00%), 08/09/32 (a)	200	197
Sabre GLBL Inc.
2021 Term Loan B1, 7.93%, (1 Month Term SOFR + 3.50%), 12/17/27 (a)	106	100
2021 Term Loan B2, 7.93%, (1 Month Term SOFR + 3.50%), 12/17/27 (a)	53	50
2024 Term Loan B1, 10.42%, (1 Month Term SOFR + 6.00%), 11/15/29 (a)	93	87
2024 Term Loan B2, 10.42%, (1 Month Term SOFR + 6.00%), 11/15/29 (a) (b)	71	66
Staples, Inc.
2024 Term Loan B, 10.05%, (3 Month Term SOFR + 5.75%), 08/22/29 (a)	183	173
Wand NewCo 3, Inc.
2025 Repriced Term Loan B, 6.82%, (1 Month Term SOFR + 2.50%), 01/30/31 (a)	393	391
Whatabrands LLC
2024 1st Lien Term Loan B, 6.82%, (1 Month Term SOFR + 2.50%), 08/03/28 (a)	582	583
		4,571
Health Care 0.1%
ADMI Corp.
2021 Incremental Term Loan B3, 8.18%, (1 Month Term SOFR + 3.75%), 12/23/27 (a)	110	104
2023 Term Loan B5, 10.07%, (1 Month Term SOFR + 5.75%), 12/23/27 (a)	195	188
Aveanna Healthcare, LLC
Term Loan, 0.00%, (SOFR + 3.75%), 09/11/32 (a) (q)	255	255
Bausch & Lomb Corporation
2023 Incremental Term Loan, 8.32%, (1 Month Term SOFR + 4.00%), 09/14/28 (a)	235	235
2025 Term Loan B, 8.57%, (1 Month Term SOFR + 4.25%), 12/17/30 (a)	584	583
Bausch Health Companies Inc.
2025 Term Loan B, 10.57%, (1 Month Term SOFR + 6.25%), 09/25/30 (a)	165	162
CNT Holdings I Corp
2025 Term Loan, 6.56%, (3 Month Term SOFR + 2.25%), 11/08/32 (a)	385	385
Curium BidCo S.a r.l.
2025 USD Term Loan B, 7.30%, (3 Month Term SOFR + 3.00%), 07/31/31 (a)	167	166
LifePoint Health, Inc.
2024 1st Lien Term Loan B, 8.07%, (3 Month Term SOFR + 3.75%), 05/16/31 (a)	434	433
Radiology Partners Inc
2025 Term Loan, 8.80%, (3 Month Term SOFR + 4.50%), 06/26/32 (a)	400	399
Team Health Holdings, Inc.
2025 Term Loan B, 8.80%, (3 Month Term SOFR + 4.50%), 06/30/28 (a)	219	219
		3,129
Materials 0.1%
ECO Services Operations Corp
2024 Term Loan B, 6.31%, (3 Month Term SOFR + 2.00%), 06/09/31 (a)	704	703
Harsco Corporation
2021 Term Loan, 6.68%, (1 Month Term SOFR + 2.25%), 03/10/28 (a)	344	342
Hexion Holdings Corporation
2024 Term Loan B, 8.14%, (1 Month Term SOFR + 4.00%), 03/15/29 (a)	355	354

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
INEOS Quattro Holdings UK Ltd
2023 USD 1st Lien Term Loan B, 8.67%, (1 Month Term SOFR + 4.25%), 03/09/29 (a)	105	94
2024 USD Term Loan B, 8.57%, (1 Month Term SOFR + 4.25%), 10/01/31 (a)	244	209
INEOS US Finance LLC
2023 USD Term Loan B, 7.57%, (1 Month Term SOFR + 3.25%), 02/09/30 (a)	424	382
MI Windows and Doors, LLC
2024 Term Loan B2, 7.07%, (1 Month Term SOFR + 2.75%), 03/21/31 (a)	274	274
Natgasoline LLC
2025 Term Loan B, 9.82%, (1 Month Term SOFR + 5.50%), 03/25/30 (a)	128	130
Pregis TopCo Corporation
2025 Refinancing Term Loan, 8.32%, (1 Month Term SOFR + 4.00%), 02/28/29 (a)	196	197
Pretium PKG Holdings, Inc.
2021 2nd Lien Term Loan, 11.24%, (3 Month Term SOFR + 6.75%), 09/22/29 (a)	80	7
Trident TPI Holdings, Inc.
2024 Term Loan B7, 8.05%, (3 Month Term SOFR + 3.75%), 09/15/28 (a)	136	133
		2,825
Consumer Staples 0.1%
Allied Universal Holdco LLC
2025 USD Term Loan B, 7.69%, (1 Month Term SOFR + 3.25%), 08/06/32 (a)	390	391
Aspire Bakeries Holdings LLC
2025 Term Loan B, 7.83%, (1 Month Term SOFR + 3.50%), 12/23/30 (a)	293	294
Eagle Parent Corp.
2022 Term Loan B, 8.55%, (3 Month Term SOFR + 4.25%), 03/17/29 (a)	466	465
Froneri International Ltd.
Term Loan, 0.00%, (SOFR + 2.50%), 07/17/32 (a) (q)	685	683
Golden State Food LLC
Term Loan B, 0.00%, (1 Month Term SOFR + 4.00%), 10/07/31 (a) (q)	65	65
Term Loan B, 8.23%, (1 Month Term SOFR + 4.00%), 10/07/31 (a)	243	243
Savor Acquisition, Inc.
Term Loan B, 7.32%, (1 Month Term SOFR + 3.00%), 02/04/32 (a)	270	271
United Natural Foods, Inc.
2024 Term Loan, 9.07%, (1 Month Term SOFR + 4.75%), 04/25/31 (a)	157	158
		2,570
Utilities 0.1%
Alpha Generation LLC
Term Loan B, 6.32%, (1 Month Term SOFR + 2.00%), 09/19/31 (a)	214	214
Compass Power Generation LLC
2025 Term Loan B, 7.57%, (1 Month Term SOFR + 3.25%), 04/14/29 (a)	493	495
Hamilton Projects Acquiror, LLC
2025 Repriced Term Loan B, 6.82%, (1 Month Term SOFR + 2.50%), 05/30/31 (a)	73	74
Lightning Power LLC
Term Loan B, 6.55%, (3 Month Term SOFR + 2.25%), 08/08/31 (a)	327	326
NRG Energy, Inc.
2024 Term Loan, 6.06%, (3 Month Term SOFR + 1.75%), 03/27/31 (a)	399	399
Waterbridge Midstream Operating LLC
2024 1st Lien Term Loan B, 9.03%, (3 Month Term SOFR + 4.75%), 06/22/29 (a)	197	197
		1,705
Energy 0.0%
BCP Renaissance Parent LLC
2024 Term Loan B3, 6.80%, (3 Month Term SOFR + 2.50%), 10/31/28 (a)	329	329
Freeport LNG Investments, LLLP
2025 Term Loan B, 7.57%, (3 Month Term SOFR + 3.25%), 12/21/28 (a)	331	331
GIP Pilot Acquisition Partners LP
2025 Term Loan B, 6.29%, (3 Month Term SOFR + 2.00%), 10/04/30 (a)	195	194
Meade Pipeline CO LLC
Term Loan B, 6.00%, (3 Month Term SOFR + 2.00%), 09/18/32 (a)	210	210
NGL Energy Partners LP
2024 Term Loan B, 8.07%, (1 Month Term SOFR + 3.50%), 01/25/31 (a)	230	230
Par Petroleum, LLC
2024 Term Loan B, 8.03%, (3 Month Term SOFR + 3.75%), 02/28/30 (a)	103	102
Whitewater Matterhorn Holdings LLC
2025 Term Loan B, 6.57%, (3 Month Term SOFR + 2.25%), 05/12/32 (a)	80	80
		1,476
Real Estate 0.0%
Brand Industrial Services Inc
2024 Term Loan B, 8.80%, (3 Month Term SOFR + 4.50%), 08/01/30 (a)	145	131
Vestis Corporation
Term Loan, 6.45%, (3 Month Term SOFR + 2.25%), 02/18/31 (a)	273	256
		387
Total Senior Floating Rate Instruments (cost $64,094)		62,999
OTHER EQUITY INTERESTS 0.0%
Credito Real, S.A.B. De C.V., Sofom, E.N.R. (j) (r)	1,100	8
Parkland Corporation (b) (j) (r)	290	—
Total Other Equity Interests (cost $1,064)		8
COMMON STOCKS 0.0%
Financials 0.0%
Stichting Administratiekantoor Unigel Creditors (b) (j)	1	—
Stichting Administratiekantoor Unigel Creditors (b) (j)	—	—
Total Common Stocks (cost $0)		—
SHORT TERM INVESTMENTS 1.4%
Investment Companies 0.9%
JNL Government Money Market Fund - Class I, 4.04% (s) (t)	24,757	24,757
Securities Lending Collateral 0.5%
JNL Government Money Market Fund - Class SL, 4.14% (s) (t)	12,017	12,017
Total Short Term Investments (cost $36,774)		36,774
Total Investments 100.9% (cost $2,700,127)		2,628,081
Other Derivative Instruments 0.0%		866
Other Assets and Liabilities, Net (0.9)%		(24,436)
Total Net Assets 100.0%		2,604,511

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(c) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2025, the total payable for investments purchased on a delayed delivery basis was $26,223.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

following the Schedules of Investments.

(e) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(f) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2025, the value and the percentage of net assets of these securities was $224,029 and 8.6% of the Fund.

(g) Treasury inflation indexed note, par amount is adjusted for inflation.

(h) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(i) All or a portion of the security was on loan as of September 30, 2025.

(j) Non-income producing security.

(k) As of September 30, 2025, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(l) Convertible security.

(m) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(n) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2025.

(o) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2025.

(p) The coupon rate represents the weighted average coupon and may differ from the stated coupon rate.

(q) This senior floating rate interest will settle after September 30, 2025. If a reference rate and spread is presented, it will go into effect upon settlement.

(r) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(s) Investment in affiliate.

(t) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL/DoubleLine Core Fixed Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.04% - Class I	75,947	456,760	507,950	1,562	—	—	24,757	0.9
JNL Government Money Market Fund, 4.14% - Class SL	10,105	57,900	55,988	294	—	—	12,017	0.5
	86,052	514,660	563,938	1,856	—	—	36,774	1.4

JNL/DoubleLine Core Fixed Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Acu Petroleo Luxembourg S.a r.l., 7.50%, 07/13/35	04/04/24	909	945	—
Adani Electricity Mumbai Limited, 3.95%, 02/12/30	01/10/23	339	376	—
Adani Electricity Mumbai Limited, 3.87%, 07/22/31	03/21/25	333	368	—
Adani Energy Solutions Limited, 4.00%, 08/03/26	06/09/23	779	793	—
Adani Energy Solutions Limited, 4.25%, 05/21/36	08/04/23	617	693	—
Adani International Container Terminal Private Limited, 3.00%, 02/16/31	12/17/21	677	633	—
Adani Ports and Special Economic Zone Limited, 4.00%, 07/30/27	12/14/21	400	393	—
Adani Ports and Special Economic Zone Limited, 4.38%, 07/03/29	05/19/21	787	782	—
Adani Ports and Special Economic Zone Limited, 3.10%, 02/02/31	06/02/21	293	267	—
Adani Renewable Energy (RJ) Limited, 4.63%, 10/15/39	05/27/25	465	501	—
AI Candelaria (Spain), S.L.U, 7.50%, 12/15/28	07/10/23	463	493	—
AI Candelaria (Spain), S.L.U, 5.75%, 06/15/33	04/11/22	1,210	1,357	0.1
Asian Development Bank, 6.20%, 10/06/26	08/13/25	571	562	—
Assembleia da Republica, 0.48%, 10/18/30	02/09/23	1,240	1,290	0.1
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver, 7.25%, 01/31/41	11/07/24	687	739	—
Banco Continental S.A.E.C.A., 2.75%, 12/10/25	08/20/24	995	991	—
Banco de Bogota, 6.25%, 05/12/26	01/22/24	1,000	1,007	—
Banco de Credito del Peru, 3.25%, 09/30/31	02/02/23	1,512	1,571	0.1
Banco do Brasil S.A., 8.75% (callable at 100, 10/15/25)	06/15/23	2,279	2,401	0.1
Banco Espirito Santo S.A., 0.00%, 01/21/29	07/10/15	5,090	1,188	0.1
Banco Espirito Santo S.A., 0.00%, 01/21/29	12/09/15	1,852	465	—
Banco GNB Sudameris S.A., 7.50%, 04/16/31	06/04/25	147	150	—
Banco Industrial S.A., 4.88%, 01/29/31	01/18/23	1,737	1,792	0.1
Banco Mercantil Del Norte, S.A., Institucion De Banca Multiple, Grupo Financiero Banorte, 7.50% (callable at 100, 06/27/29)	09/25/19	200	204	—
Banco Mercantil Del Norte, S.A., Institucion De Banca Multiple, Grupo Financiero Banorte, 7.63% (callable at 100, 01/10/28)	01/10/19	392	410	—
Banco Nacional De Comercio Exterior, S.N.C., 2.72%, 08/11/31	10/24/23	252	292	—
Banco Santander Mexico, S.A., I.B.M., Grupo Financiero Santander Mexico, 8.13%, 01/08/39	01/15/25	1,320	1,416	0.1
BBVA Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Mexico, 5.88%, 09/13/34	07/27/23	272	300	—
Bioceanico Sovereign Certificate Limited, 0.00%, 06/05/34	08/25/22	1,085	1,151	0.1
BPRL International Singapore PTE. Ltd., 4.38%, 01/18/27	05/22/25	1,392	1,397	0.1
Braskem Idesa, S.A.P.I., 6.99%, 02/20/32	05/22/25	470	355	—
Braskem Netherlands Finance B.V., 4.50%, 01/31/30	11/18/24	444	188	—
Bundesrepublik Deutschland, 0.00%, 02/15/31	04/13/22	1,831	1,818	0.1
Canacol Energy Ltd., 5.75%, 11/24/28	09/25/23	1,208	484	—
Cap S.A., 3.90%, 04/27/31	12/13/21	1,285	1,145	0.1
CEMEX S.A.B. de C.V., 5.13% (callable at 100, 06/08/26)	09/27/23	1,560	1,595	0.1
Cencosud S.A., 4.38%, 07/17/27	05/19/25	396	400	—
Chile Electricity Lux MPC S.a r.l., 6.01%, 01/20/33	02/06/25	297	306	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL/DoubleLine Core Fixed Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Cometa Energia, S.A. de C.V., 6.38%, 04/24/35	06/14/24	523	554	—
Comision Federal De Electricidad, E.P.E., 3.35%, 02/09/31	03/22/24	174	181	—
Commonwealth of Australia, 1.50%, 06/21/31	02/09/23	1,233	1,223	0.1
Commonwealth of Australia, 2.75%, 06/21/35	04/30/25	709	736	—
Cosan Limited, 5.50%, 09/20/29	09/19/25	196	197	—
Cosan Overseas Limited, 8.25%	01/26/23	1,397	1,413	0.1
CSN Resources S.A., 5.88%, 04/08/32	08/14/23	1,190	1,191	0.1
DBS Group Holdings Ltd, 1.82%, 03/10/31	05/20/21	2,055	2,076	0.1
Empresa Electrica Angamos S.p.A., 4.88%, 05/25/29	05/24/18	451	408	—
Empresa Electrica Cochrane S.p.A., 5.50%, 05/14/27	12/09/20	283	277	—
Empresas Publicas de Medellin E.S.P., 4.38%, 02/15/31	07/09/25	355	371	—
EQUATE Petrochemical, 4.25%, 11/03/26	07/11/25	199	200	—
Estado Espanol, 0.50%, 04/30/30	04/14/21	1,747	1,823	0.1
FEL Energy VI S.a r.l., 5.75%, 12/01/40	11/13/24	472	497	—
Fenix Power Peru S.A., 4.32%, 09/20/27	02/24/21	332	326	—
Fermaca Enterprises S. de R.L. de C.V., 6.38%, 03/30/38	09/27/17	3,901	3,632	0.2
Fideicomiso Patrimonio Autonomo Panamericana, 8.25%, 01/15/35	01/24/19	401	424	—
French Republic Government Bond OAT, 0.50%, 05/25/29	06/02/20	872	907	—
French Republic Government Bond OAT, 0.70%, 07/25/30	03/12/25	754	809	—
French Republic Government Bond OAT, 1.50%, 05/25/31	04/12/21	1,809	1,715	0.1
Frigorifico Concepcion S.A., 7.70%, 07/21/28	04/28/23	337	301	—
Galaxy Pipeline Assets Bidco Limited, 2.94%, 09/30/40	01/29/25	500	526	—
GNL Quintero S.A., 4.63%, 07/31/29	11/08/17	1,430	1,418	0.1
Gobierno de la Republica de Guatemala, 4.50%, 05/03/26	05/05/25	796	797	—
Gobierno de la Republica de Guatemala, 4.38%, 06/05/27	05/21/24	195	199	—
Gobierno de la Republica de Guatemala, 4.88%, 02/13/28	07/24/24	293	301	—
Gobierno de la Republica de Guatemala, 5.25%, 08/10/29	11/22/24	681	707	—
Gobierno de La Republica del Paraguay, 4.70%, 03/27/27	07/24/24	681	692	—
Gold Fields Orogen Holding (BVI) Limited, 6.13%, 05/15/29	12/09/24	1,013	1,050	0.1
Government of Ireland, 1.10%, 05/15/29	02/09/23	1,104	1,160	0.1
HM Treasury, 4.25%, 03/07/36	09/12/24	1,878	1,801	0.1
Inter-American Development Bank, 7.00%, 01/25/29	08/13/25	696	681	—
Intergroup Financial Services Corp., 4.13%, 10/19/27	06/28/24	972	992	—
Itau Unibanco Holding S.A., 3.88%, 04/15/31	04/16/25	392	397	—
JSW Energy Limited, 4.13%, 05/18/31	11/08/23	1,350	1,410	0.1
JSW Infrastructure Limited, 4.95%, 01/21/29	08/12/24	676	702	—
Lima Metro Line 2 Finance Limited, 5.88%, 07/05/34	10/24/17	2,645	2,657	0.1
Lima Metro Line 2 Finance Limited, 4.35%, 04/05/36	05/06/24	749	789	—
Medco Laurel Tree Pte. Ltd., 6.95%, 11/12/28	10/30/24	400	403	—
Mexico Generadora De Energia, S. De R.L. De C.V., 5.50%, 12/06/32	05/25/22	529	560	—
Millicom International Cellular S.A., 5.13%, 01/15/28	06/14/23	516	538	—
Millicom International Cellular S.A., 6.25%, 03/25/29	04/10/23	592	636	—
Millicom International Cellular S.A., 4.50%, 04/27/31	07/07/25	184	189	—
Minerva Luxembourg S.A., 5.88%, 01/19/28	05/20/25	200	200	—
Minsur S.A., 4.50%, 10/28/31	03/12/24	1,005	1,053	0.1
Mong Duong Finance Holdings B.V., 5.13%, 05/07/29	09/16/22	793	837	—
Morocco, Kingdom of, 2.38%, 12/15/27	05/12/25	188	192	—
Morocco, Kingdom of, 5.95%, 03/08/28	04/03/25	304	311	—
Morocco, Kingdom of, 3.00%, 12/15/32	01/29/25	249	266	—
MV24 Capital B.V., 6.75%, 06/01/34	01/18/23	1,657	1,745	0.1
NBM US Holdings, Inc., 6.63%, 08/06/29	03/28/25	601	608	—
Nexa Resources S.A., 6.50%, 01/18/28	08/12/25	205	205	—
OCP S.A., 6.75%, 05/02/34	01/17/25	1,524	1,630	0.1
Office Cherifien Des Phosphates S.A., 4.50%, 10/22/25	08/21/24	400	400	—
Ongc Videsh Vankorneft Pte. Ltd., 3.75%, 07/27/26	06/23/25	595	597	—
Oversea-Chinese Banking Corporation Limited, 4.60%, 06/15/32	09/17/25	1,106	1,104	0.1
Patrimonio en Fideicomiso D.S. 093-2002 - EF Inretail Shopping Malls, 5.75%, 04/03/28	03/05/24	988	1,000	—
Patrimonio en Fideicomiso D.S. N 093-2002-EF-InRetail Consumer, 3.25%, 03/22/28	03/07/24	1,926	1,996	0.1
Periama Holdings, LLC, 5.95%, 04/19/26	07/18/24	499	502	—
PERU LNG, 5.38%, 03/22/30	06/04/25	643	648	—
Presidencia de la Republica Dominicana, 5.95%, 01/25/27	04/03/25	703	713	—
Presidencia de la Republica Dominicana, 5.50%, 02/22/29	11/21/24	539	562	—
Presidencia de la Republica Dominicana, 4.50%, 01/30/30	07/10/25	191	196	—
Prumo Participacoes E Investimentos S.A., 7.50%, 12/31/31	02/02/24	1,812	1,859	0.1
PT Bank Negara Indonesia (persero), 3.75%, 03/30/26	03/20/24	889	892	—
PT Freeport Indonesia, 4.76%, 04/14/27	09/04/25	201	200	—
PT Pertamina (Persero), 1.40%, 02/09/26	05/29/24	986	988	—
PT Perusahaan Listrik Negara, 4.13%, 05/15/27	05/12/25	1,192	1,195	0.1
Raizen Fuels Finance S.A., 5.70%, 01/17/35	01/31/25	1,123	1,101	0.1
Reliance Industries Limited, 3.67%, 11/30/27	05/15/25	488	494	—
Rutas 2 And 7 Finance Ltd, 0.00%, 09/30/36	11/30/22	1,086	1,165	0.1
San Miguel Industrias Pet S.A., 3.75%, 08/02/28	05/21/24	181	189	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL/DoubleLine Core Fixed Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Service Public Federal Chancellerie Du Premier Ministre, 0.90%, 06/22/29	08/03/23	295	322	—
Simpar Europe, 5.20%, 01/26/31	03/31/22	358	333	—
Telefonica Celular del Paraguay S.A.E., 5.88%, 04/15/27	05/20/25	200	199	—
Thailand, Kingdom of, 1.59%, 12/17/35	08/13/25	591	586	—
Unigel Luxembourg S.A., 13.50%, 12/31/27	02/11/25	62	47	—
Unigel Luxembourg S.A., 11.00%, 12/31/28	02/11/25	119	36	—
Unigel Netherlands Holding Corporation B.V., 0.00%, 12/31/44	02/11/25	26	3	—
United Overseas Bank Limited, 1.75%, 03/16/31	03/01/23	1,119	1,185	0.1
United Overseas Bank Limited, 2.00%, 10/14/31	02/22/23	1,019	1,072	0.1
Wipro IT Services, LLC, 1.50%, 06/23/26	05/20/25	195	196	—
		100,706	95,911	3.7

JNL/DoubleLine Core Fixed Income Fund —Unfunded Commitments
	Unfunded Commitment ($)	Unrealized Appreciation / (Depreciation)($)
Air Comm Corporation, LLC, 2025 Delayed Draw Term Loan, 3 Month Term SOFR + 2.75%	19	—
GC Ferry Acquisition I Inc, Delayed Draw Term Loan, 3 Month Term SOFR + 3.50%	20	—
Savor Acquisition, Inc., Delayed Draw Term Loan, SOFR + 3.25%	25	—
	64	—

JNL/DoubleLine Core Fixed Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	7,000	January 2026	1,459,073	766	(284)
United States Long Bond	245	December 2025	28,321	(61)	244
				705	(40)
Short Contracts
United States 10 Year Ultra Bond	(1,190)	December 2025	(135,788)	74	(1,155)
United States 5 Year Note	(400)	January 2026	(43,680)	(16)	2
United States Ultra Bond	(140)	December 2025	(16,575)	79	(233)
				137	(1,386)

JNL/DoubleLine Core Fixed Income Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
BRL/USD	GSC	10/03/25	BRL	5,300	996	24

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DoubleLine Core Fixed Income Fund
Assets - Securities
Government And Agency Obligations	—	1,337,952	1,919	1,339,871
Corporate Bonds And Notes	—	648,979	—	648,979
Non-U.S. Government Agency Asset-Backed Securities	—	539,450	—	539,450
Senior Floating Rate Instruments	—	62,536	463	62,999
Other Equity Interests	—	8	—	8
Common Stocks	—	—	—	—
Short Term Investments	36,774	—	—	36,774
	36,774	2,588,925	2,382	2,628,081
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	246	—	—	246
Open Forward Foreign Currency Contracts	—	24	—	24
	246	24	—	270
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(1,672)	—	—	(1,672)
	(1,672)	—	—	(1,672)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL/DoubleLine Emerging Markets Fixed Income Fund
CORPORATE BONDS AND NOTES 84.8%
Brazil 14.3%
Acu Petroleo Luxembourg S.a r.l.
7.50%, 07/13/35 (a)	3,360	3,420
Banco do Brasil S.A.
8.75%, (10 Year Treasury + 4.40%), (100, 10/15/25) (a) (b) (c)	7,900	7,904
Braskem Netherlands Finance B.V.
4.50%, 01/31/30 (a) (d)	200	75
Cosan Overseas Limited
8.25% (a) (c)	7,300	7,368
CSN Resources S.A.
5.88%, 04/08/32 (a)	5,000	4,254
Itau Unibanco Holding S.A.
3.88%, 04/15/31 (a)	700	695
Movida Europe S.A.
7.85%, 04/11/29 (a)	2,000	1,906
7.85%, 04/11/29 (e)	1,200	1,144
MV24 Capital B.V.
6.75%, 06/01/34 (a)	5,126	5,088
NBM US Holdings, Inc.
7.00%, 05/14/26 (a)	200	200
Petrobras Global Finance B.V.
5.13%, 09/10/30	1,200	1,186
Prumo Participacoes E Investimentos S.A.
7.50%, 12/31/31 (a)	5,066	5,162
Raizen Fuels Finance S.A.
5.70%, 01/17/35 (a)	900	826
Simpar Europe
5.20%, 01/26/31 (a)	6,725	5,602
Unigel Luxembourg S.A.
13.50%, 12/31/27 (e) (f)	99	75
13.50%, 12/31/27 (a) (f)	140	106
11.00%, 12/31/28 (e) (f)	113	19
11.00%, 12/31/28 (a) (f)	485	81
Yinson Bergenia Production B.V.
8.50%, 01/31/45 (e)	1,100	1,182
		46,293
India 12.6%
Adani Electricity Mumbai Limited
3.95%, 02/12/30 (a)	2,000	1,882
3.87%, 07/22/31 (a)	2,400	2,208
Adani Energy Solutions Limited
4.25%, 05/21/36 (a)	5,143	4,664
Adani International Container Terminal Private Limited
3.00%, 02/16/31 (a)	5,313	4,885
3.00%, 02/16/31 (e)	612	563
Adani Ports and Special Economic Zone Limited
4.38%, 07/03/29 (a)	1,000	977
3.10%, 02/02/31 (a)	2,600	2,318
Adani Renewable Energy (RJ) Limited
4.63%, 10/15/39 (a)	918	787
BPRL International Singapore PTE. Ltd.
4.38%, 01/18/27 (a)	4,300	4,292
JSW Energy Limited
4.13%, 05/18/31 (a)	4,899	4,634
JSW Hydro Energy Limited
4.13%, 05/18/31 (e)	1,136	1,074
JSW Infrastructure Limited
4.95%, 01/21/29 (a)	3,900	3,912
Ongc Videsh Vankorneft Pte. Ltd.
3.75%, 07/27/26 (a)	1,725	1,716
Periama Holdings, LLC
5.95%, 04/19/26 (a)	5,000	5,018
Reliance Industries Limited
3.67%, 11/30/27 (a)	1,250	1,236
Wipro IT Services, LLC
1.50%, 06/23/26 (a)	600	588
		40,754
Colombia 9.9%
AI Candelaria (Spain), S.L.U
5.75%, 06/15/33 (a)	6,000	5,427
5.75%, 06/15/33 (e)	4,000	3,618
Aris Mining Corporation
8.00%, 10/31/29 (e)	1,200	1,246
Banco Davivienda S.A.
6.65%, (100, 04/22/31) (c) (e)	2,000	1,857
8.13%, 07/02/35 (e)	2,200	2,290
Banco de Bogota
6.25%, 05/12/26 (a)	2,700	2,720
Banco GNB Sudameris S.A.
7.50%, 04/16/31 (a)	800	799
Canacol Energy Ltd.
5.75%, 11/24/28 (a)	6,070	2,099
Ecopetrol S.A.
5.88%, 05/28/45 - 11/02/51	11,540	8,558
Empresas Publicas de Medellin E.S.P.
4.38%, 02/15/31 (a)	1,700	1,576
Fideicomiso Patrimonio Autonomo Panamericana
8.25%, 01/15/35 (a)	1,126	1,188
Gran Tierra Energy Inc.
9.50%, 10/15/29 (e)	800	675
		32,053
Mexico 9.7%
Alpha Holding, S.A. de C.V
0.00%, 12/31/25 (e) (g) (h)	292	1
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver
7.25%, 01/31/41 (a)	1,387	1,478
7.25%, 01/31/41 (e)	2,972	3,167
Banco Mercantil Del Norte, S.A., Institucion De Banca Multiple, Grupo Financiero Banorte
7.63%, (100, 01/10/28) (a) (c)	2,200	2,255
8.38%, (100, 05/20/31) (c) (e)	2,100	2,213
Banco Santander Mexico, S.A., I.B.M., Grupo Financiero Santander Mexico
8.13%, 01/08/39 (a)	2,000	2,179
BBVA Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Mexico
5.88%, 09/13/34 (a)	2,600	2,603
Braskem Idesa, S.A.P.I.
6.99%, 02/20/32 (a)	1,950	1,155
Buffalo Energy Mexico Holdings, S.A. de C.V.
7.88%, 02/15/39 (e)	995	1,076
CEMEX S.A.B. de C.V.
5.13%, (100, 06/08/26) (a) (c)	3,150	3,140
7.20%, (100, 06/10/30) (c) (e)	800	830
Cometa Energia, S.A. de C.V.
6.38%, 04/24/35 (a)	682	712
Comision Federal De Electricidad, E.P.E.
3.35%, 02/09/31 (a)	200	181
6.45%, 01/24/35 (e)	3,100	3,163
FEL Energy VI S.a r.l.
5.75%, 12/01/40 (a)	1,437	1,407
Fermaca Enterprises S. de R.L. de C.V.
6.38%, 03/30/38 (a)	523	519
Petroleos Mexicanos
6.75%, 09/21/47	5,000	4,124
Saavi Energia S.a r.l.
8.88%, 02/10/35 (e)	1,000	1,077
Tangerine Pomelo Group, S.A.P.I. De C.V.
0.00%, 07/24/26 (e) (g) (h)	2,400	15
		31,295
Peru 8.5%
Banco de Credito del Peru
3.25%, 09/30/31 (a)	4,900	4,812
Banco Internacional Del Peru S.A.A. – Interbank
6.40%, 04/30/35 (e)	1,350	1,395
Intergroup Financial Services Corp.
4.13%, 10/19/27 (a)	3,300	3,274
Lima Metro Line 2 Finance Limited
5.88%, 07/05/34 (a)	2,726	2,818
4.35%, 04/05/36 (a)	6,232	6,014

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Minsur S.A.
4.50%, 10/28/31 (a)	3,200	3,065
Patrimonio en Fideicomiso D.S. 093-2002 - EF Inretail Shopping Malls
5.75%, 04/03/28 (a)	3,000	2,999
Patrimonio en Fideicomiso D.S. N 093-2002-EF-InRetail Consumer
3.25%, 03/22/28 (a)	800	779
PERU LNG
5.38%, 03/22/30 (a)	2,325	2,232
Scotiabank Peru S.A.A.
6.10%, 10/01/35 (e)	300	312
		27,700
Chile 5.3%
Cap S.A.
3.90%, 04/27/31 (a)	4,950	4,049
3.90%, 04/27/31 (e)	2,250	1,840
Cencosud S.A.
4.38%, 07/17/27 (a)	1,459	1,461
Chile Electricity Lux MPC II S.a r.l.
5.67%, 10/20/35 (e)	1,227	1,269
Chile Electricity PEC SpA
0.00%, 01/25/28 (a) (i)	633	571
0.00%, 01/25/28 (e) (i)	4,274	3,854
Empresa Electrica Angamos S.p.A.
4.88%, 05/25/29 (a)	938	846
Empresa Electrica Cochrane S.p.A.
5.50%, 05/14/27 (a)	1,839	1,828
GNL Quintero S.A.
4.63%, 07/31/29 (a)	843	846
Inversiones CMPC S.A.
6.70%, 12/09/57 (e)	700	716
		17,280
Singapore 5.3%
DBS Group Holdings Ltd
1.82%, 03/10/31 (a)	6,700	6,625
Oversea-Chinese Banking Corporation Limited
4.60%, 06/15/32 (a)	3,800	3,814
United Overseas Bank Limited
1.75%, 03/16/31 (a)	6,400	6,322
2.00%, 10/14/31 (a) (j)	400	390
		17,151
Indonesia 4.7%
Medco Laurel Tree Pte. Ltd.
6.95%, 11/12/28 (a)	2,300	2,317
PT Bank Negara Indonesia (persero)
3.75%, 03/30/26 (a)	5,200	5,155
PT Pertamina (Persero)
1.40%, 02/09/26 (a)	4,000	3,953
PT Perusahaan Listrik Negara
4.13%, 05/15/27 (a)	3,800	3,783
		15,208
Paraguay 4.3%
Banco Continental S.A.E.C.A.
2.75%, 12/10/25 (a)	3,000	2,973
Bioceanico Sovereign Certificate Limited
0.00%, 06/05/34 (a) (i)	4,736	3,876
Frigorifico Concepcion S.A.
7.70%, 07/21/28 (a) (d)	1,774	1,333
Rutas 2 And 7 Finance Ltd
0.00%, 09/30/36 (a) (i)	7,760	5,869
		14,051
South Africa 1.8%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28	3,500	3,395
Gold Fields Orogen Holding (BVI) Limited
6.13%, 05/15/29 (a)	2,300	2,415
		5,810
Morocco 1.8%
OCP S.A.
6.75%, 05/02/34 (a)	4,000	4,348
Office Cherifien Des Phosphates S.A.
4.50%, 10/22/25 (a)	1,460	1,459
		5,807
Dominican Republic 1.6%
AES Andres B.V.
5.70%, 05/04/28 (e)	5,200	5,074
United States of America 1.3%
Chile Electricity Lux MPC S.a r.l.
6.01%, 01/20/33 (a)	537	565
Millicom International Cellular S.A.
5.13%, 01/15/28 (a)	180	179
6.25%, 03/25/29 (a)	3,420	3,451
4.50%, 04/27/31 (a)	200	189
		4,384
Guatemala 1.3%
Banco Industrial S.A.
4.88%, 01/29/31 (a)	4,100	4,082
Vietnam 1.2%
Mong Duong Finance Holdings B.V.
5.13%, 05/07/29 (a)	4,032	3,986
Luxembourg 0.7%
Vamos Europe S.A.
9.20%, 01/26/31 (e)	2,200	2,172
United Arab Emirates 0.3%
Galaxy Pipeline Assets Bidco Limited
2.94%, 09/30/40 (a)	1,040	884
Kuwait 0.2%
EQUATE Petrochemical
4.25%, 11/03/26 (a)	600	599
Jamaica 0.0%
Digicel Group Holdings Limited
0.00%, 12/31/30 (e) (i) (k)	1,124	19
Netherlands 0.0%
Unigel Netherlands Holding Corporation B.V.
0.00%, 12/31/44 (a) (f) (g) (h)	591	7
Total Corporate Bonds And Notes (cost $278,196)		274,609
GOVERNMENT AND AGENCY OBLIGATIONS 11.8%
Mexico 3.6%
Gobierno Federal de los Estados Unidos Mexicanos
4.40%, 02/12/52	6,600	4,937
6.34%, 05/04/53	7,000	6,810
		11,747
Colombia 2.9%
Departamento Administrativo De La Presidencia De La Republica
5.00%, 06/15/45	9,000	6,761
4.13%, 05/15/51	4,000	2,605
		9,366
Guatemala 2.3%
Gobierno de la Republica de Guatemala
4.50%, 05/03/26 (a)	3,000	2,989
4.38%, 06/05/27 (a)	2,400	2,385
5.25%, 08/10/29 (a)	1,700	1,717
5.38%, 04/24/32 (a)	400	403
		7,494
Dominican Republic 1.6%
Presidencia de la Republica Dominicana
5.95%, 01/25/27 (a)	1,700	1,732
5.50%, 02/22/29 (a)	1,900	1,943
4.50%, 01/30/30 (a)	1,500	1,470
		5,145
Morocco 0.8%
Morocco, Kingdom of
2.38%, 12/15/27 (a)	800	767
5.95%, 03/08/28 (a)	400	415
3.00%, 12/15/32 (a)	700	621
4.00%, 12/15/50 (a)	1,000	736
		2,539

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Paraguay 0.6%
Gobierno de La Republica del Paraguay
4.70%, 03/27/27 (a)	1,886	1,903
Total Government And Agency Obligations (cost $43,775)		38,194
OTHER EQUITY INTERESTS 0.0%
Mexico 0.0%
Credito Real, S.A.B. De C.V., Sofom, E.N.R. (g) (l)	3,200	24
Total Other Equity Interests (cost $3,123)		24
COMMON STOCKS 0.0%
United States of America 0.0%
New Cotai LLC (g) (k)	—	—
Netherlands 0.0%
Stichting Administratiekantoor Unigel Creditors (g) (k)	2	—
Stichting Administratiekantoor Unigel Creditors (g) (k)	1	—
Total Common Stocks (cost $0)		—
SHORT TERM INVESTMENTS 2.9%
Investment Companies 2.5%
JNL Government Money Market Fund - Class I, 4.04% (m) (n)	8,049	8,049
Securities Lending Collateral 0.4%
JNL Government Money Market Fund - Class SL, 4.14% (m) (n)	1,414	1,414
Total Short Term Investments (cost $9,463)		9,463
Total Investments 99.5% (cost $334,557)		322,290
Other Assets and Liabilities, Net 0.5%		1,652
Total Net Assets 100.0%		323,942

(a) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(d) All or a portion of the security was on loan as of September 30, 2025.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2025, the value and the percentage of net assets of these securities was $41,936 and 12.9% of the Fund.

(f) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(g) Non-income producing security.

(h) As of September 30, 2025, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(i) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(j) Convertible security.

(k) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(l) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(m) Investment in affiliate.

(n) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL/DoubleLine Emerging Markets Fixed Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.04% - Class I	5,335	93,649	90,935	84	—	—	8,049	2.5
JNL Government Money Market Fund, 4.14% - Class SL	4,114	16,272	18,972	97	—	—	1,414	0.4
	9,449	109,921	109,907	181	—	—	9,463	2.9

JNL/DoubleLine Emerging Markets Fixed Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Acu Petroleo Luxembourg S.a r.l., 7.50%, 07/13/35	07/10/24	3,251	3,420	1.1
Adani Electricity Mumbai Limited, 3.95%, 02/12/30	02/07/25	1,750	1,882	0.6
Adani Electricity Mumbai Limited, 3.87%, 07/22/31	09/22/23	1,933	2,208	0.7
Adani Energy Solutions Limited, 4.25%, 05/21/36	08/08/23	4,235	4,664	1.4
Adani International Container Terminal Private Limited, 3.00%, 02/16/31	06/09/21	5,139	4,885	1.5
Adani Ports and Special Economic Zone Limited, 4.38%, 07/03/29	03/28/25	913	977	0.3
Adani Ports and Special Economic Zone Limited, 3.10%, 02/02/31	02/07/25	2,176	2,318	0.7
Adani Renewable Energy (RJ) Limited, 4.63%, 10/15/39	05/27/25	730	787	0.2
AI Candelaria (Spain), S.L.U, 5.75%, 06/15/33	04/12/22	4,772	5,427	1.7
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver, 7.25%, 01/31/41	01/21/25	1,362	1,478	0.5
Banco Continental S.A.E.C.A., 2.75%, 12/10/25	09/11/24	2,986	2,973	0.9
Banco de Bogota, 6.25%, 05/12/26	04/30/25	2,706	2,720	0.8
Banco de Credito del Peru, 3.25%, 09/30/31	04/05/24	4,689	4,812	1.5
Banco do Brasil S.A., 8.75% (callable at 100, 10/15/25)	06/26/18	7,308	7,904	2.4
Banco GNB Sudameris S.A., 7.50%, 04/16/31	09/16/22	660	799	0.2
Banco Industrial S.A., 4.88%, 01/29/31	06/15/23	3,983	4,082	1.3
Banco Mercantil Del Norte, S.A., Institucion De Banca Multiple, Grupo Financiero Banorte, 7.63% (callable at 100, 01/10/28)	02/20/19	2,170	2,255	0.7
Banco Santander Mexico, S.A., I.B.M., Grupo Financiero Santander Mexico, 8.13%, 01/08/39	01/22/25	2,034	2,179	0.7

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL/DoubleLine Emerging Markets Fixed Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
BBVA Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Mexico, 5.88%, 09/13/34	11/17/23	2,405	2,603	0.8
Bioceanico Sovereign Certificate Limited, 0.00%, 06/05/34	08/25/22	3,598	3,876	1.2
BPRL International Singapore PTE. Ltd., 4.38%, 01/18/27	05/22/25	4,277	4,292	1.3
Braskem Idesa, S.A.P.I., 6.99%, 02/20/32	09/15/22	1,527	1,155	0.4
Braskem Netherlands Finance B.V., 4.50%, 01/31/30	11/20/24	178	75	—
Canacol Energy Ltd., 5.75%, 11/24/28	09/25/23	5,241	2,099	0.6
Cap S.A., 3.90%, 04/27/31	12/14/21	4,217	4,049	1.2
CEMEX S.A.B. de C.V., 5.13% (callable at 100, 06/08/26)	03/28/25	3,119	3,140	1.0
Cencosud S.A., 4.38%, 07/17/27	05/19/25	1,447	1,461	0.5
Chile Electricity Lux MPC S.a r.l., 6.01%, 01/20/33	02/05/25	555	565	0.2
Chile Electricity PEC SpA, 0.00%, 01/25/28	05/23/23	553	571	0.2
Cometa Energia, S.A. de C.V., 6.38%, 04/24/35	06/12/24	667	712	0.2
Comision Federal De Electricidad, E.P.E., 3.35%, 02/09/31	03/22/24	174	181	0.1
Cosan Overseas Limited, 8.25%	01/24/23	7,296	7,368	2.3
CSN Resources S.A., 5.88%, 04/08/32	08/14/23	4,264	4,254	1.3
DBS Group Holdings Ltd, 1.82%, 03/10/31	11/19/21	6,471	6,625	2.0
Empresa Electrica Angamos S.p.A., 4.88%, 05/25/29	05/24/18	943	846	0.3
Empresa Electrica Cochrane S.p.A., 5.50%, 05/14/27	12/09/20	1,860	1,828	0.6
Empresas Publicas de Medellin E.S.P., 4.38%, 02/15/31	07/09/25	1,512	1,576	0.5
EQUATE Petrochemical, 4.25%, 11/03/26	07/11/25	596	599	0.2
FEL Energy VI S.a r.l., 5.75%, 12/01/40	03/18/24	1,337	1,407	0.4
Fermaca Enterprises S. de R.L. de C.V., 6.38%, 03/30/38	01/23/24	507	519	0.2
Fideicomiso Patrimonio Autonomo Panamericana, 8.25%, 01/15/35	01/24/19	1,120	1,188	0.4
Frigorifico Concepcion S.A., 7.70%, 07/21/28	05/25/23	1,526	1,333	0.4
Galaxy Pipeline Assets Bidco Limited, 2.94%, 09/30/40	01/29/25	841	884	0.3
GNL Quintero S.A., 4.63%, 07/31/29	03/13/25	834	846	0.3
Gobierno de la Republica de Guatemala, 4.50%, 05/03/26	05/05/25	2,986	2,989	0.9
Gobierno de la Republica de Guatemala, 4.38%, 06/05/27	07/25/25	2,374	2,385	0.7
Gobierno de la Republica de Guatemala, 5.25%, 08/10/29	08/14/24	1,652	1,717	0.5
Gobierno de la Republica de Guatemala, 5.38%, 04/24/32	02/13/25	382	403	0.1
Gobierno de La Republica del Paraguay, 4.70%, 03/27/27	07/24/24	1,877	1,903	0.6
Gold Fields Orogen Holding (BVI) Limited, 6.13%, 05/15/29	12/09/24	2,325	2,415	0.7
Intergroup Financial Services Corp., 4.13%, 10/19/27	06/28/24	3,173	3,274	1.0
Itau Unibanco Holding S.A., 3.88%, 04/15/31	04/16/25	690	695	0.2
JSW Energy Limited, 4.13%, 05/18/31	05/20/24	4,451	4,634	1.4
JSW Infrastructure Limited, 4.95%, 01/21/29	08/12/24	3,767	3,912	1.2
Lima Metro Line 2 Finance Limited, 5.88%, 07/05/34	06/15/23	2,691	2,818	0.9
Lima Metro Line 2 Finance Limited, 4.35%, 04/05/36	05/08/24	5,688	6,014	1.9
Medco Laurel Tree Pte. Ltd., 6.95%, 11/12/28	07/01/24	2,277	2,317	0.7
Millicom International Cellular S.A., 5.13%, 01/15/28	09/17/25	180	179	0.1
Millicom International Cellular S.A., 6.25%, 03/25/29	04/10/23	3,225	3,451	1.1
Millicom International Cellular S.A., 4.50%, 04/27/31	07/07/25	184	189	0.1
Minsur S.A., 4.50%, 10/28/31	01/15/25	2,919	3,065	0.9
Mong Duong Finance Holdings B.V., 5.13%, 05/07/29	09/16/22	3,797	3,986	1.2
Morocco, Kingdom of, 2.38%, 12/15/27	05/12/25	753	767	0.2
Morocco, Kingdom of, 5.95%, 03/08/28	04/03/25	406	415	0.1
Morocco, Kingdom of, 3.00%, 12/15/32	01/29/25	582	621	0.2
Morocco, Kingdom of, 4.00%, 12/15/50	01/21/25	678	736	0.2
Movida Europe S.A., 7.85%, 04/11/29	07/10/24	1,911	1,906	0.6
MV24 Capital B.V., 6.75%, 06/01/34	01/18/23	4,728	5,088	1.6
NBM US Holdings, Inc., 7.00%, 05/14/26	05/24/23	198	200	0.1
OCP S.A., 6.75%, 05/02/34	01/17/25	4,065	4,348	1.3
Office Cherifien Des Phosphates S.A., 4.50%, 10/22/25	08/21/24	1,459	1,459	0.5
Ongc Videsh Vankorneft Pte. Ltd., 3.75%, 07/27/26	06/23/25	1,711	1,716	0.5
Oversea-Chinese Banking Corporation Limited, 4.60%, 06/15/32	05/22/25	3,802	3,814	1.2
Patrimonio en Fideicomiso D.S. 093-2002 - EF Inretail Shopping Malls, 5.75%, 04/03/28	04/24/24	2,966	2,999	0.9
Patrimonio en Fideicomiso D.S. N 093-2002-EF-InRetail Consumer, 3.25%, 03/22/28	12/05/24	754	779	0.2
Periama Holdings, LLC, 5.95%, 04/19/26	07/16/24	4,991	5,018	1.5
PERU LNG, 5.38%, 03/22/30	06/04/25	2,223	2,232	0.7
Presidencia de la Republica Dominicana, 5.95%, 01/25/27	04/03/25	1,712	1,732	0.5
Presidencia de la Republica Dominicana, 5.50%, 02/22/29	11/21/24	1,862	1,943	0.6
Presidencia de la Republica Dominicana, 4.50%, 01/30/30	07/10/25	1,433	1,470	0.5
Prumo Participacoes E Investimentos S.A., 7.50%, 12/31/31	02/02/24	5,036	5,162	1.6
PT Bank Negara Indonesia (persero), 3.75%, 03/30/26	03/20/24	5,135	5,155	1.6
PT Pertamina (Persero), 1.40%, 02/09/26	05/21/25	3,953	3,953	1.2
PT Perusahaan Listrik Negara, 4.13%, 05/15/27	05/12/25	3,773	3,783	1.2
Raizen Fuels Finance S.A., 5.70%, 01/17/35	01/31/25	839	826	0.3
Reliance Industries Limited, 3.67%, 11/30/27	05/15/25	1,220	1,236	0.4
Rutas 2 And 7 Finance Ltd, 0.00%, 09/30/36	08/09/22	5,515	5,869	1.8
Simpar Europe, 5.20%, 01/26/31	03/31/22	5,825	5,602	1.7
Unigel Luxembourg S.A., 13.50%, 12/31/27	02/11/25	140	106	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL/DoubleLine Emerging Markets Fixed Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Unigel Luxembourg S.A., 11.00%, 12/31/28	02/11/25	267	81	—
Unigel Netherlands Holding Corporation B.V., 0.00%, 12/31/44	02/11/25	57	7	—
United Overseas Bank Limited, 1.75%, 03/16/31	08/19/21	5,994	6,322	2.0
United Overseas Bank Limited, 2.00%, 10/14/31	05/21/25	387	390	0.1
Wipro IT Services, LLC, 1.50%, 06/23/26	05/20/25	586	588	0.2
		229,461	232,491	71.8

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DoubleLine Emerging Markets Fixed Income Fund
Assets - Securities
Corporate Bonds And Notes	—	274,590	19	274,609
Government And Agency Obligations	—	38,194	—	38,194
Other Equity Interests	—	24	—	24
Common Stocks	—	—	—	—
Short Term Investments	9,463	—	—	9,463
	9,463	312,808	19	322,290

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL/DoubleLine Shiller Enhanced CAPE Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 42.6%
280 Park Avenue 2017-280P Mortgage Trust
Series 2017-A-280P, REMIC, 5.40%, (1 Month Term SOFR + 1.18%), 09/15/34 (a) (b)	2,320	2,303
ACREC 2025-Fl3 LLC
Series 2025-A-FL3, 5.45%, (1 Month Term SOFR + 1.31%), 08/18/42 (a)	2,300	2,298
ACRES 2025-FL3, LLC
Series 2025-A-FL3, REMIC, 5.75%, (1 Month Term SOFR + 1.62%), 08/18/40 (a)	2,790	2,797
Affirm Asset Securitization Trust 2024-A
Series 2024-A-A, 5.61%, 09/15/26	5,500	5,523
Affirm Asset Securitization Trust 2024-B
Series 2024-B-B, 4.88%, 04/15/27	3,000	3,013
Affirm Master Trust
Series 2025-B-1A, 5.13%, 02/15/33	1,500	1,508
Series 2025-C-1A, 5.28%, 02/15/33	1,100	1,106
AJAX Mortgage Loan Trust 2021-C
Series 2021-A-C, 2.12%, 01/25/61 (b)	758	762
Aligned Data Centers Issuer, LLC
Series 2021-A2-1A, 1.94%, 08/17/26	2,000	1,952
Alternative Loan Trust 2006-19CB
Series 2006-A16-19CB, REMIC, 6.00%, 08/25/36	747	403
Alternative Loan Trust 2006-29T1
Series 2006-2A6-29T1, REMIC, 6.50%, 10/25/36	644	360
Alternative Loan Trust 2006-OC8
Series 2006-1A2-OC8, REMIC, 4.23%, (1 Month Term SOFR + 0.43%), 11/25/36 (a) (b) (c)	740	707
Alternative Loan Trust 2007-12T1
Series 2007-A6-12T1, REMIC, 6.00%, 06/25/37	4,206	1,811
Alternative Loan Trust 2007-23CB
Series 2007-A5-23CB, REMIC, 6.50%, 09/25/37	5,535	2,740
American Home Mortgage Investment Trust 2004-3
Series 2004-M1-2, REMIC, 4.26%, (1 Month Term SOFR + 1.01%), 02/25/44 (a) (b) (c)	1,806	1,760
Angel Oak Mortgage Trust 2020-6
Series 2020-A3-6, REMIC, 1.78%, 05/25/65	485	444
Angel Oak Mortgage Trust 2021-7
Series 2021-A1-7, REMIC, 1.98%, 11/25/25	2,902	2,525
Arbor Multifamily Mortgage Securities Trust 2020-MF1
Interest Only, Series 2020-XA-MF1, REMIC, 0.93%, 05/15/53 (a)	23,681	821
Arbor Multifamily Mortgage Securities Trust 2021-Mf2
Interest Only, Series 2021-XA-MF2, REMIC, 1.10%, 06/15/54 (a)	50,603	2,291
Arbor Realty Commercial Real Estate Notes 2025-FL1, LLC
Series 2025-A-FL1, 5.49%, (1 Month Term SOFR + 1.35%), 02/20/29 (a)	1,850	1,852
AREIT 2025-CRE10 LTD
Series 2025-A-CRE10, 5.53%, (1 Month Term SOFR + 1.38%), 07/19/38 (a)	3,450	3,456
Argentina, Republic of
Series 2022-A-CRE6, 5.63%, (SOFR 30-Day Average + 1.25%), 01/21/37 (a)	712	712
Arroyo Mortgage Trust 2019-3
Series 2019-A3-3, REMIC, 3.42%, 12/25/25 (a)	624	592
Atlas Senior Loan Fund XVI, Ltd.
Series 2018-B-11A, 6.23%, (3 Month Term SOFR + 1.91%), 07/28/31 (a) (d)	2,000	2,003
Avant Credit Card Master Trust
Series 2025-A-1A, 4.89%, 04/15/31	3,750	3,748
Avant Loans Funding Trust 2024-REV1
Series 2024-A-REV1, 5.92%, 10/15/33	3,500	3,543
Avant Loans Funding Trust 2025-REV1
Series 2025-B-REV1, 5.42%, 05/15/34	1,600	1,607
Bain Capital Credit CLO 2024-6 Ltd
Series 2024-A1-6A, 5.66%, (3 Month Term SOFR + 1.33%), 01/21/38 (a)	2,500	2,511
Banc of America Alternative Loan Trust 2006-3
Series 2005-2CB1-10, REMIC, 6.00%, 11/25/35	234	210
Banc of America Funding 2006-D Trust
Series 2006-A1-D, REMIC, 4.06%, 05/20/36 (a)	1,619	1,402
Bank 2017-BNK4
Interest Only, Series 2017-XA-BNK4, REMIC, 1.33%, 05/17/50 (a)	12,468	163
Bank 2021-BNK36
Interest Only, Series 2021-XA-BN36, REMIC, 0.87%, 09/17/64 (a)	78,212	2,332
Bank5 2024-5YR10
Series 2024-AS-5YR10, REMIC, 5.64%, 10/17/29	2,407	2,459
Bank5 2025-5YR13
Interest Only, Series 2025-XA-5YR13, REMIC, 1.06%, 01/15/58 (a)	21,125	871
Battalion CLO XX Ltd.
Series 2021-AR-20A, 5.54%, (3 Month Term SOFR + 1.22%), 04/15/38 (a)	1,500	1,503
Battalion CLO XXIII Ltd.
Series 2022-A1R-23A, 5.74%, (3 Month Term SOFR + 1.42%), 10/15/37 (a)	5,000	5,027
BBCMS 2019-BWAY Mortgage Trust
Series 2019-E-BWAY, REMIC, 7.12%, (1 Month Term SOFR + 2.96%), 11/15/34 (a)	2,715	30
BBCMS Mortgage Trust 2017-C1
Interest Only, Series 2017-XA-C1, REMIC, 1.44%, 02/17/50 (a)	16,789	213
BBCMS Mortgage Trust 2021-C10
Interest Only, Series 2021-XB-C10, REMIC, 1.01%, 07/17/54 (a)	26,096	1,241
Interest Only, Series 2021-XD-C10, REMIC, 1.68%, 07/17/54 (a)	16,250	1,252
BBCMS Mortgage Trust 2025-5C34
Interest Only, Series 2025-XA-5C34, REMIC, 1.17%, 05/15/58 (a)	23,087	1,101
BBCMS Mortgage Trust 2025-C32
Interest Only, Series 2025-XA-C32, REMIC, 1.13%, 02/17/62 (a)	26,532	2,221
BDS 2021-FL10 Ltd
Series 2021-A-FL10, 5.60%, (1 Month Term SOFR + 1.46%), 12/18/36 (a)	2,091	2,091
BDS 2024-FL13 LLC
Series 2024-A-FL13, 5.71%, (1 Month Term SOFR + 1.58%), 06/19/29 (a) (b)	3,600	3,618
BDS 2025-FL15 LLC
Series 2025-A-FL15, 5.53%, (1 Month Term SOFR + 1.35%), 08/19/30 (a) (b)	2,550	2,555
BDS Ltd
Series 2021-A-FL9, 5.32%, (1 Month Term SOFR + 1.18%), 11/18/38 (a)	284	284
Bear Stearns ARM Trust 2007-1
Series 2007-4A1-1, REMIC, 6.59%, 02/25/47 (a)	5,760	4,965
Benchmark 2020-B22 Mortgage Trust
Interest Only, Series 2020-XA-B22, REMIC, 1.50%, 01/16/54 (a)	30,276	1,914
Benchmark 2025-V17 Mortgage Trust
Interest Only, Series 2025-XA-V17, REMIC, 1.51%, 09/17/58 (a)	28,260	1,833
Benefit Street Partners CLO XXXVII Ltd
Series 2024-A-37A, 5.67%, (3 Month Term SOFR + 1.35%), 01/25/38 (a)	2,000	2,006
BFLD 2024-VICT Mortgage Trust
Series 2024-A-VICT, REMIC, 6.04%, (1 Month Term SOFR + 1.89%), 07/15/26 (a)	1,750	1,755
BMO 2024-5C5 Mortgage Trust
Interest Only, Series 2024-XA-5C5, REMIC, 1.16%, 08/17/57 (a)	50,240	1,930
BMO 2025-5C12 Mortgage Trust
Interest Only, Series 2025-XA-5C12, REMIC, 0.00%, 10/15/58 (a)	43,857	2,765
BPR Trust 2021-TY
Series 2021-A-TY, REMIC, 5.32%, (1 Month Term SOFR + 1.16%), 09/15/38 (a)	450	450

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Bridge Street CLO I Ltd
Series 2020-A1R-1A, 5.88%, (3 Month Term SOFR + 1.55%), 07/20/37 (a)	2,000	2,008
BRSP 2021-FL1, Ltd.
Series 2021-A-FL1, 5.40%, (1 Month Term SOFR + 1.26%), 08/19/38 (a) (b)	2,080	2,078
Series 2021-AS-FL1, 5.85%, (1 Month Term SOFR + 1.71%), 08/19/38 (a) (b)	4,812	4,787
BRSP Ltd
Series 2024-A-FL2, 6.08%, (1 Month Term SOFR + 1.95%), 08/19/27 (a)	3,078	3,085
BSPRT 2021-FL7 Issuer, Ltd.
Series 2021-B-FL7, 6.30%, (1 Month Term SOFR + 2.16%), 12/15/38 (a)	2,000	1,999
BSPRT 2022-FL8 Issuer, Ltd.
Series 2022-A-FL8, 5.87%, (SOFR 30-Day Average + 1.50%), 02/17/37 (a) (b)	1,447	1,447
BSPRT 2023-FL10 Issuer LLC
Series 2023-AS-FL10, 7.01%, (1 Month Term SOFR + 2.86%), 09/17/35 (a) (b)	3,710	3,710
BX Commercial Mortgage Trust 2021-XL2
Series 2021-D-XL2, REMIC, 5.66%, (1 Month Term SOFR + 1.51%), 10/15/26 (a)	910	909
Series 2021-A-XL2, REMIC, 4.95%, (1 Month Term SOFR + 0.80%), 10/15/38 (a)	1,325	1,324
BX Commercial Mortgage Trust 2022-LP2
Series 2022-A-LP2, REMIC, 5.16%, (1 Month Term SOFR + 1.01%), 02/15/39 (a)	1,089	1,088
BX Commercial Mortgage Trust 2025-BCAT
Series 2025-A-BCAT, REMIC, 5.53%, (1 Month Term SOFR + 1.38%), 08/16/27 (a)	1,332	1,333
BX Trust 2021-ARIA
Series 2021-B-ARIA, REMIC, 5.56%, (1 Month Term SOFR + 1.41%), 10/15/36 (a)	2,370	2,369
BX Trust 2021-MFM1
Series 2021-C-MFM1, REMIC, 5.47%, (1 Month Term SOFR + 1.31%), 01/17/34 (a)	1,505	1,505
BXMT 2020-FL2, Ltd.
Series 2020-A-FL2, REMIC, 5.16%, (1 Month Term SOFR + 1.01%), 02/18/38 (a) (b)	867	862
BXMT 2020-FL3 Ltd
Series 2020-A-FL3, 5.66%, (1 Month Term SOFR + 1.51%), 11/18/37 (a)	1,433	1,431
CAL Funding IV Ltd.
Series 2020-A-1A, REMIC, 2.22%, 03/27/28	1,718	1,637
Carlyle US CLO 2023-3 Ltd
Series 2023-B-3A, 6.92%, (3 Month Term SOFR + 2.60%), 10/15/36 (a)	4,275	4,280
Series 2023-A1R-3A, 0.00%, (3 Month Term SOFR + 0.00%), 10/15/38 (a)	2,000	2,001
Carrington Mortgage Loan Trust, Series 2006-NC4
Series 2006-A3-NC4, REMIC, 4.02%, (1 Month Term SOFR + 0.27%), 07/25/36 (a) (b) (c)	935	918
Carval CLO X-C Ltd.
Series 2024-A-2A, 5.79%, (3 Month Term SOFR + 1.46%), 07/20/37 (a)	2,000	2,008
Carvana Auto Receivables Trust 2020-P1
Series 2020-D-P1, 1.82%, 09/08/27	1,300	1,282
Carvana Auto Receivables Trust 2024-P1
Series 2024-A2-P1, 5.50%, 12/10/25	11	11
Carvana Auto Receivables Trust 2024-P3
Series 2024-A4-P3, 4.31%, 05/10/29	4,100	4,097
Castlelake Aircraft Structured Trust 2019-1
Series 2019-A-1A, 3.97%, 04/15/26 (b)	1,055	1,013
CBAM 2017-1 Ltd
Series 2017-AR2-1A, 5.66%, (3 Month Term SOFR + 1.39%), 01/20/38 (a)	5,000	5,024
CBAM 2017-2 Ltd
Series 2017-AR-2A, 5.77%, (3 Month Term SOFR + 1.45%), 07/17/34 (a)	5,000	5,012
CD 2017-CD4 Mortgage Trust
Interest Only, Series 2017-XA-CD4, REMIC, 1.22%, 05/12/50 (a)	13,632	155
Cedar Funding IX CLO Ltd
Series 2018-AR-9A, 5.75%, (3 Month Term SOFR + 1.42%), 07/20/37 (a)	10,000	10,032
CEDR Commercial Mortgage Trust 2022-SNAI
Series 2022-A-SNAI, REMIC, 5.14%, (1 Month Term SOFR + 0.99%), 02/15/39 (a)	1,820	1,793
CFCRE 2016-C4 Mortgage Trust
Interest Only, Series 2016-XA-C4, REMIC, 1.50%, 05/10/58 (a)	9,097	32
CFCRE 2016-C7 Mortgage Trust
Series 2016-A3-C7, REMIC, 3.84%, 12/11/26	1,090	1,078
Chase Auto Owner Trust 2024-5
Series 2024-A4-5A, 4.15%, 03/25/30	3,200	3,211
CHL Mortgage Pass-Through Trust 2007-HY3
Series 2007-A19-10, REMIC, 6.00%, 07/25/37	2,833	1,312
CIFC Funding 2021-V Ltd
Series 2021-A1R-5A, 5.52%, (3 Month Term SOFR + 1.26%), 01/15/38 (a)	1,500	1,504
Citigroup Commercial Mortgage Trust 2016-GC36
Interest Only, Series 2016-XA-GC36, REMIC, 1.16%, 02/12/49 (a)	2,780	7
Citigroup Commercial Mortgage Trust 2016-GC37
Interest Only, Series 2016-XA-GC37, REMIC, 1.59%, 04/12/49 (a)	2,777	3
Citigroup Commercial Mortgage Trust 2016-P3
Series 2016-A4-P3, REMIC, 3.33%, 02/18/26	3,745	3,711
Interest Only, Series 2016-XA-P3, REMIC, 1.64%, 04/16/49 (a)	5,288	36
Citigroup Commercial Mortgage Trust 2016-P5
Interest Only, Series 2016-XA-P5, REMIC, 1.35%, 10/13/49 (a)	8,449	54
Citigroup Commercial Mortgage Trust 2017-P7
Interest Only, Series 2017-XA-P7, REMIC, 1.09%, 04/15/50 (a)	10,606	116
Citigroup Mortgage Loan Trust 2014-6
Series 2014-2A2-6, REMIC, 4.06%, (1 Month Term SOFR + 0.31%), 04/26/38 (a) (b)	10,083	9,504
Citimortgage Alternative Loan Trust, Series 2006-A3
Series 2006-1A13-A3, REMIC, 6.00%, 07/25/36	486	448
CMALT (CitiMortgage Alternative Loan Trust), Series 2007-A6
Series 2007-1A16-A6, REMIC, 6.00%, 06/25/37	739	672
Cologix Data Centers US Issuer LLC
Series 2021-A2-1A, 3.30%, 12/28/26	3,000	2,928
COLT 2021-RPL1 Trust
Series 2021-A1-RPL1, REMIC, 1.67%, 09/25/61	2,778	2,533
COLT 2022-2 Mortgage Loan Trust
Series 2022-A1-2, REMIC, 2.99%, 02/25/67 (b)	3,226	3,097
COMM 2013-CCRE12 Mortgage Trust
Interest Only, Series 2013-XA-CR12, REMIC, 0.50%, 10/15/46 (a)	2,285	12
COMM 2014-CCRE16 Mortgage Trust
Series 2014-C-CR16, REMIC, 4.78%, 04/12/47 (a)	1,000	956
COMM 2014-UBS3 Mortgage Trust
Interest Only, Series 2014-XA-UBS3, REMIC, 0.61%, 06/12/47 (a)	216	—
COMM 2015-CCRE26 Mortgage Trust
Interest Only, Series 2015-XA-CR26, REMIC, 0.87%, 10/13/48 (a)	447	—
COMM 2015-CCRE27 Mortgage Trust
Interest Only, Series 2015-XA-CR27, REMIC, 0.69%, 10/13/48 (a)	355	—
COMM 2015-LC21 Mortgage Trust
Series 2015-B-LC21, REMIC, 4.30%, 07/10/48 (a)	108	107
COMM 2018-HCLV Mortgage Trust
Series 2018-D-HCLV, REMIC, 6.62%, (1 Month Term SOFR + 2.47%), 09/15/33 (a)	197	60
Commonbond Student Loan Trust 2016-A
Series 2016-A1-A, REMIC, 3.32%, 05/25/40	167	161
Compass Datacenters Issuer II, LLC
Series 2024-A1-1A, 5.25%, 02/26/29	5,500	5,545
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-2A1-11, REMIC, 6.00%, 12/25/35	398	258

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Crown City CLO
Series 2021-A1A-1A, 5.76%, (3 Month Term SOFR + 1.43%), 07/20/34 (a)	3,000	3,001
CSMC 2020-SPT1 Trust
Series 2020-A3-SPT1, REMIC, 3.73%, 04/25/65 (a) (b)	433	429
CWMBS, Inc.
Series 2006-A1-OA2, REMIC, 3.78%, (1 Month Term SOFR + 0.53%), 05/20/46 (a) (b) (c)	1,315	1,153
Databank Issuer, LLC
Series 2021-A2-1A, 2.06%, 02/25/26	2,750	2,714
DBJPM 2016-C1 Mortgage Trust
Interest Only, Series 2016-XA-C1, REMIC, 1.34%, 05/12/49 (a)	10,652	3
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-2
Series 2007-2A1-2, REMIC, 2.95%, (1 Month Term SOFR + 0.41%), 09/25/47 (a) (b) (c)	746	652
Domino's Pizza, Inc.
Series 2017-A23-1A, 4.12%, 07/26/27	1,880	1,864
Eldridge CLO 2025-1 Ltd
Series 2025-A1-1A, 0.00%, (3 Month Term SOFR + 0.00%), 10/20/38 (a)	3,500	3,500
Elmwood CLO II Ltd
Series 2019-A1RR-2A, 5.68%, (3 Month Term SOFR + 1.35%), 10/20/37 (a)	5,000	5,023
ELP Commercial Mortgage Trust 2021-ELP
Series 2021-C-ELP, REMIC, 5.58%, (1 Month Term SOFR + 1.43%), 11/15/38 (a)	982	981
Exeter Automobile Receivables Trust 2021-1
Series 2021-E-1A, 2.21%, 02/15/28	2,900	2,897
Exeter Automobile Receivables Trust 2021-4
Series 2021-D-4A, 1.96%, 01/17/28	1,277	1,268
Extended Stay America Trust 2021-ESH
Series 2021-A-ESH, REMIC, 5.34%, (1 Month Term SOFR + 1.19%), 07/15/38 (a)	3,398	3,398
First Franklin Mortgage Loan Trust 2004-FF10 Asset-Backed Certificates, Series 2004-FF10
Series 2005-A6M-FF10, REMIC, 3.72%, (1 Month Term SOFR + 0.81%), 11/25/35 (a) (b) (c)	798	757
FS Rialto 2021-FL2 Issuer, Ltd.
Series 2021-A-FL2, 5.48%, (1 Month Term SOFR + 1.33%), 05/18/38 (a) (b)	2,263	2,263
FS Rialto 2021-FL3 Issuer, Ltd.
Series 2021-A-FL3, 5.50%, (1 Month Term SOFR + 1.36%), 11/18/36 (a)	2,531	2,531
GCAT 2021-NQM4 TRUST
Series 2021-A3-NQM4, REMIC, 1.56%, 08/25/66 (a)	2,670	2,294
GCAT 2025-NQM1 Trust
Series 2025-A1-NQM1, REMIC, 5.37%, 11/25/69 (b)	8,810	8,891
Generate CLO 9 LTD
Series AR-9A, 5.68%, (3 Month Term SOFR + 1.35%), 01/20/38 (a)	7,500	7,543
Global SC Finance VI SRL
Series 2020-A-1A, 2.17%, 10/17/40	898	858
GLS Auto Select Receivables Trust 2024-4
Series 2024-B-4A, 4.50%, 11/15/30	3,000	3,018
GPMT 2021-FL3 Ltd
Series 2021-A-FL3, 5.50%, (1 Month Term SOFR + 1.36%), 07/18/35 (a)	862	860
GPMT 2021-FL4 Ltd
Series 2021-A-FL4, 5.60%, (1 Month Term SOFR + 1.46%), 12/22/36 (a)	1,922	1,915
Great Wolf Trust 2024-WOLF
Series 2024-A-WOLF, REMIC, 5.69%, (1 Month Term SOFR + 1.54%), 03/16/26 (a)	1,860	1,866
GreenSky Home Improvement Issuer Trust 2025-1
Series 2025-A4-1A, 5.22%, 03/25/60	1,145	1,158
GreenSky Home Improvement Issuer Trust 2025-2
Series 2025-A4-2A, 4.89%, 06/25/60	849	853
Greystone CRE Notes 2021-FL3, Ltd.
Series 2021-A-FL3, 5.28%, (1 Month Term SOFR + 1.13%), 07/15/39 (a)	217	217
Series 2021-C-FL3, 6.26%, (1 Month Term SOFR + 2.11%), 07/15/39 (a)	1,300	1,298
GS Mortgage Securities Corp Trust 2018-RIVR
Series 2018-G-RIVR, REMIC, 7.05%, (1 Month Term SOFR + 2.90%), 07/16/35 (a) (b)	2,000	2
GS Mortgage Securities Trust 2014-GC24
Interest Only, Series 2014-XA-GC24, REMIC, 0.28%, 09/12/47 (a)	588	—
GS Mortgage Securities Trust 2015-GS1
Interest Only, Series 2015-XA-GS1, REMIC, 0.50%, 11/13/48 (a)	777	—
GS Mortgage Securities Trust 2017-GS6
Interest Only, Series 2017-XA-GS6, REMIC, 0.99%, 05/12/50 (a)	21,393	281
GS Mortgage Securities Trust 2017-GS8
Interest Only, Series 2017-XA-GS8, REMIC, 0.93%, 11/11/50 (a)	28,007	374
GS Mortgage Securities Trust 2020-GSA2
Interest Only, Series 2020-XA-GSA2, REMIC, 1.66%, 12/12/53 (a)	27,022	1,743
HarborView Mortgage Loan Trust, 2006-11
Series 2006-A1A-11, REMIC, 3.68%, (1 Month Term SOFR + 0.45%), 12/19/36 (a) (b) (c)	3,443	3,177
HGI CRE CLO 2021-FL2, Ltd.
Series 2021-A-FL2, 5.25%, (1 Month Term SOFR + 1.11%), 09/19/36 (a) (b)	78	78
Highbridge Loan Management 3-2014
Series 3A-CR-2014, 8.19%, (3 Month Term SOFR + 3.86%), 07/18/29 (a)	1,900	1,917
Horizon Aircraft Finance III Limited
Series 2019-A-2, 3.43%, 11/15/26 (b) (d)	4,423	4,217
IndyMac MBS, Inc.
Series 2006-A10-A2, REMIC, 6.00%, 05/25/36	1,096	407
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2019-G-UES, REMIC, 4.45%, 05/06/32 (a)	1,612	1,523
J.P. Morgan Mortgage Trust 2025-NQM2
Series 2025-A2-NQM2, REMIC, 5.77%, 05/25/29 (b)	1,927	1,945
Jimmy Johns Funding LLC
Series 2017-A2II-1A, 4.85%, 07/30/27	1,740	1,742
JPMBB Commercial Mortgage Securities Trust 2015-C31
Interest Only, Series 2015-XA-C32, REMIC, 1.03%, 11/18/48 (a)	4,462	12
JPMCC Commercial Mortgage Securities Trust 2015-JP1
Interest Only, Series 2015-XA-JP1, REMIC, 0.80%, 01/15/49 (a)	1,765	1
JPMCC Commercial Mortgage Securities Trust 2016-JP4
Interest Only, Series 2016-XA-JP4, REMIC, 0.57%, 12/17/49 (a)	14,434	71
JPMDB Commercial Mortgage Securities Trust 2016-C2
Interest Only, Series 2016-XA-C2, REMIC, 1.46%, 06/17/49 (a)	23,409	122
Katayma CLO I, Ltd.
Series 2023-A1-1A, 6.33%, (3 Month Term SOFR + 2.00%), 10/20/36 (a)	10,000	10,018
Series 2023-B-1A, 6.98%, (3 Month Term SOFR + 2.65%), 10/20/36 (a)	9,500	9,520
Kestrel Aircraft Funding Limited
Series 2018-A-1A, 4.25%, 10/15/25 (d)	543	539
KREF 2021-FL2 Ltd.
Series 2021-A-FL2, 5.33%, (1 Month Term SOFR + 1.18%), 02/17/39 (a) (b)	2,000	1,998
KREF 2022-FL3 Ltd.
Series 2022-A-FL3, 5.58%, (1 Month Term SOFR + 1.45%), 02/22/39 (a) (b)	1,890	1,892
Legacy Mortgage Asset Trust 2021-GS3
Series 2021-A1-GS3, REMIC, 4.75%, 07/25/61 (a) (b)	3,038	3,039
Legacy Mortgage Asset Trust 2021-GS4
Series 2021-A1-GS4, REMIC, 5.73%, 11/25/60 (a) (b)	3,468	3,467

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Lendbuzz Securitization Trust 2022-1
Series 2022-A-1A, 4.22%, 05/17/27	309	309
LFT CRE 2021-FL1 LLC
Series 2021-A-FL1, 5.43%, (1 Month Term SOFR + 1.28%), 06/17/39 (a)	1,656	1,656
LoanCore 2021-CRE5 Issuer Ltd.
Series 2021-A-CRE5, REMIC, 5.56%, (1 Month Term SOFR + 1.41%), 07/15/36 (a)	237	237
LoanCore 2021-CRE6 Issuer Ltd
Series 2021-A-CRE6, 5.56%, (1 Month Term SOFR + 1.41%), 11/15/38 (a) (b)	1,290	1,290
LoanCore 2021-CRE7 Issuer Ltd
Series 2022-A-CRE7, 5.93%, (SOFR 30-Day Average + 1.55%), 01/21/37 (a)	2,153	2,156
LoanCore 2025-CRE8 Issuer LLC
Series 2025-A-CRE8, 5.60%, (1 Month Term SOFR + 1.45%), 11/01/29 (a)	3,450	3,458
Loanpal Solar Loan 2020-3 LLC
Series 2020-A-3GS, 2.47%, 08/20/35	1,507	1,272
Loanpal Solar Loan 2021-1 Ltd.
Series 2021-A-1GS, 2.29%, 10/20/34	1,558	1,290
Long Beach Mortgage Loan Trust 2006-6
Series 2006-2A3-6, REMIC, 1.09%, (1 Month Term SOFR + 0.41%), 07/25/36 (a) (b) (c)	9,300	3,587
LSTAR Commercial Mortgage Trust 2016-4
Interest Only, Series 2016-XA-4, REMIC, 1.48%, 03/12/49 (a)	3,583	5
Lunar Aircraft 2020-1 Limited
Series 2020-A-1A, 3.38%, 02/15/27 (b)	1,256	1,227
Magnetite Xlii Ltd
Series 2024-A1-42A, 5.63%, (3 Month Term SOFR + 1.31%), 01/25/38 (a)	4,000	4,011
Mariner Finance Issuance Trust 2025-A
Series 2025-B-AA, 5.33%, 05/20/38	1,950	1,978
Marlette Funding Trust 2021-1
Series 2021-D-1A, 2.47%, 06/16/31	142	141
Merrill Lynch Mortgage Investors Trust, Series MLCC 2006-2
Series 2006-A2C-AHL1, REMIC, 2.90%, (1 Month Term SOFR + 0.43%), 05/25/37 (a) (b) (c)	5,555	3,364
MF1 2021-FL5 Ltd.
Series 2021-B-FL5, 5.71%, (1 Month Term SOFR + 1.56%), 07/17/36 (a)	3,539	3,538
MF1 2021-FL6 Ltd.
Series 2021-A-FL6, 5.35%, (1 Month Term SOFR + 1.21%), 07/18/36 (a)	45	45
MF1 2021-FL7 Ltd.
Series 2021-A-FL7, 5.33%, (1 Month Term SOFR + 1.19%), 10/21/36 (a)	533	532
MF1 2022-FL8 Ltd.
Series 2022-A-FL8, 5.74%, (1 Month Term SOFR + 1.35%), 02/20/37 (a)	2,372	2,372
MF1 2022-FL9 LLC
Series 2022-A-FL9, 6.29%, (1 Month Term SOFR + 2.15%), 06/22/37 (a)	2,832	2,834
MF1 2024-FL14 LLC
Series 2024-A-FL14, REMIC, 5.89%, (1 Month Term SOFR + 1.74%), 03/19/39 (a)	3,500	3,515
MF1 2024-FL15 LLC
Series 2024-A-FL15, 5.84%, (1 Month Term SOFR + 1.69%), 08/18/41 (a)	3,500	3,511
MF1 2025-FL17 LLC
Series 2025-A-FL17, 5.46%, (1 Month Term SOFR + 1.32%), 02/21/40 (a)	3,450	3,456
MFA 2023-NQM3 Trust
Series 2023-A1-NQM3, REMIC, 6.62%, 07/25/68 (b)	7,722	7,794
MHC Commercial Mortgage Trust 2021-MHC
Series 2021-A-MHC, REMIC, 5.07%, (1 Month Term SOFR + 0.92%), 04/15/26 (a)	518	518
Morgan Stanley ABS Capital I Inc. Trust 2007-HE3
Series 2007-A1-HE3, REMIC, 1.47%, (1 Month Term SOFR + 0.24%), 12/25/36 (a) (b) (c)	2,731	1,585
Morgan Stanley ABS Capital Trust I Inc.
Series 2005-M2-HE2, REMIC, 3.61%, (1 Month Term SOFR + 0.77%), 01/25/35 (a) (b) (c)	1,465	1,425
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28
Interest Only, Series 2016-XA-C28, REMIC, 1.09%, 01/15/49 (a)	2,758	—
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31
Series 2012-A2-CKSV, REMIC, 3.28%, 10/15/30	1,846	1,767
Morgan Stanley Capital I Trust 2015-UBS8
Interest Only, Series 2015-XA-UBS8, REMIC, 0.67%, 12/17/48 (a)	2,331	1
Morgan Stanley Capital I Trust 2017-H1
Interest Only, Series 2017-XA-H1, REMIC, 1.29%, 06/17/50 (a)	20,611	308
Morgan Stanley Capital I Trust 2019-NUGS
Series 2019-F-NUGS, REMIC, 7.11%, (1 Month Term SOFR + 2.96%), 12/15/36 (a)	4,283	21
Morgan Stanley Capital I Trust 2024-NSTB
Series 2024-A-NSTB, REMIC, 3.90%, 07/25/32 (a)	1,736	1,720
Mosaic Solar Loan Trust 2020-1
Series 2020-A-1A, 2.10%, 03/22/32	233	209
Series 2020-B-1A, 3.10%, 11/22/32	2,201	1,934
Mosaic Solar Loan Trust 2020-2
Series 2020-B-2A, 2.21%, 05/20/33	850	705
MTN Commercial Mortgage Trust 2022-LPFL
Series 2022-A-LPFL, REMIC, 5.55%, (1 Month Term SOFR + 1.40%), 03/15/39 (a)	1,980	1,980
Nassau 2018-I Ltd.
Series 2018-A-IA, 5.73%, (3 Month Term SOFR + 1.41%), 07/15/31 (a)	799	799
Navient Private Education Refi Loan Trust 2018-A
Series 2018-B-A, 3.68%, 11/17/25	1,323	1,306
Navient Private Education Refi Loan Trust 2022-A
Series 2022-A-A, 2.23%, 07/15/70	2,644	2,422
NYC Commercial Mortgage Trust 2025-3BP
Series 2025-A-3BP, REMIC, 5.36%, (1 Month Term SOFR + 1.27%), 02/16/27 (a)	2,380	2,366
OBX 2020-EXP2 Trust
Series 2020-A3-EXP2, REMIC, 2.50%, 07/25/36 (a)	294	250
OBX 2024-NQM10 Trust
Series 2024-A1-NQM10, REMIC, 6.18%, 05/25/64 (b)	3,543	3,594
OBX 2025-NQM8 Trust
Series 2025-A1-NQM8, REMIC, 5.47%, 03/25/65 (b)	9,157	9,241
OCP CLO 2017-14 Ltd
Series 2017-A1R-14A, 5.70%, (3 Month Term SOFR + 1.37%), 07/20/37 (a)	3,000	3,009
OCP CLO 2020-18 Ltd
Series 2020-A1R2-18A, 5.70%, (3 Month Term SOFR + 1.37%), 07/20/37 (a)	4,000	4,010
Octagon 56, Ltd.
Series 2021-B-1A, REMIC, 6.23%, (3 Month Term SOFR + 1.91%), 10/16/34 (a)	2,500	2,502
Octagon INVESTMENT PARTNERS 20-R LTD
Series 2019-A1RR-4A, 5.63%, 08/12/37 (a)	10,000	10,030
OFSI BSL XI Ltd
Series 2022-BR-11A, 7.13%, (3 Month Term SOFR + 2.80%), 10/18/35 (a)	4,000	4,005
Pagaya AI Debt Selection Trust
Series 2021-B-HG1, 1.82%, 01/16/29	311	310
Series 2021-NOTE-2, 3.00%, 01/25/29	59	59
Pagaya AI Debt Selection Trust 2021-5
Series 2021-C-5, 3.93%, 08/15/29	3,263	3,203
Park Blue CLO 2022-1 Ltd
Series 2022-A1R-1A, 5.69%, (3 Month Term SOFR + 1.42%), 10/20/37 (a)	9,700	9,736
PFP 2024-11 Ltd
Series 2024-A-11, 5.98%, (1 Month Term SOFR + 1.83%), 09/19/39 (a)	475	475
Planet Fitness Master
Series 2022-A2I-1A, 3.25%, 12/07/26	965	948
PRET 2021-RN3 LLC
Series 2021-A1-RN3, 4.84%, 09/25/51 (a) (b) (c)	2,616	2,616

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Pretium Mortgage Credit Partners LLC
Series 2021-A1-RN2, 4.74%, 07/25/51 (a) (b)	1,025	1,025
PRPM 2024-NQM4 Trust
Series 2024-A1-NQM4, REMIC, 5.67%, 12/25/69 (b)	2,524	2,548
PRPM 2025-NQM2 Trust
Series 2025-A1-NQM2, REMIC, 5.69%, 05/25/29 (b)	15,669	15,858
RALI Series 2006-QS12 Trust
Series 2006-2A3-QS12, REMIC, 6.00%, 09/25/36	550	447
RALI Series 2007-QS4 Trust
Series 2007-3A4-QS4, REMIC, 6.00%, 03/25/37	998	833
RALI Series 2007-QS8 Trust
Series 2007-A3-QS8, REMIC, 5.04%, (1 Month Term SOFR + 0.71%), 06/25/37 (a) (c)	936	689
RBSSP Resecuritization Trust 2009-2
Series 2009-3A2-2, REMIC, 4.79%, (1 Month Term SOFR + 0.61%), 04/26/35 (a)	400	371
Ready Capital Mortgage Financing 2021-FL7, LLC
Series 2021-A-FL7, 5.47%, (1 Month Term SOFR + 1.31%), 11/25/36 (a)	975	975
Research-Driven Pagaya Motor Asset Trust 2025-1
Series 2025-A-1A, 5.04%, 02/25/27	5,230	5,260
Residential Mortgage Loan Trust 2019-2
Series 2019-M1-2, REMIC, 3.86%, 05/27/59 (a)	6,419	6,369
Retained Vantage Data Centers Issuer LLC
Series 2023-A2A-1A, 5.00%, 09/15/28 (d)	5,000	5,007
RFMSI Series 2006-S4 Trust
Series 2006-A5-S4, REMIC, 6.00%, 04/25/36	360	298
ROCK Trust 2024-CNTR
Series 2024-A-CNTR, REMIC, 5.39%, 11/15/41	1,772	1,818
Santander Mortgage Asset Receivable Trust 2025-NQM5
Series 2025-A3-NQM5, REMIC, 5.47%, 08/25/65 (b)	4,000	3,998
Sapphire Aviation Finance II Limited
Series 2020-A-1A, 3.23%, 03/15/27 (b)	2,953	2,824
SCCU Auto Receivables Trust 2024-1
Series 2024-A2-1A, 5.45%, 12/15/27	394	394
Securitized Asset Backed Receivables LLC Trust 2006-WM4
Series 2006-A2C-WM4, REMIC, 0.82%, (1 Month Term SOFR + 0.43%), 11/25/36 (a) (b) (c)	15,790	4,205
Securitized Asset Backed Receivables LLC Trust 2007-HE1
Series 2007-A2B-HE1, REMIC, 0.01%, (1 Month Term SOFR + 0.33%), 12/25/36 (a) (b) (c)	4,957	1,036
SFO Commercial Mortgage Trust 2021-555
Series 2021-A-555, REMIC, 5.42%, (1 Month Term SOFR + 1.26%), 05/15/28 (a)	1,980	1,966
Sierra Timeshare 2021-2 Receivables Funding LLC
Series 2021-C-2A, 1.95%, 09/20/38	279	272
SoFi Consumer Loan Program 2021-1 Trust
Series 2021-PT1-1, 10.37%, 05/25/30 (a)	315	309
SoFi Consumer Loan Program 2025-1 Trust
Series 2025-A-1, 4.80%, 02/27/34	1,480	1,488
Sound Point CLO 40 Ltd
Series 2024-A1-40A, 5.72%, (3 Month Term SOFR + 1.39%), 10/20/37 (a)	4,000	4,014
Sound Point CLO XXIII
Series 2019-AR-2A, 5.75%, (3 Month Term SOFR + 1.43%), 07/17/34 (a)	10,000	10,015
Sound Point CLO XXIX Ltd
Series 2021-A-1A, 5.65%, (3 Month Term SOFR + 1.33%), 04/25/34 (a)	2,000	2,001
Series 2021-B1-1A, 6.28%, (3 Month Term SOFR + 1.96%), 04/25/34 (a)	2,000	2,001
SREIT Commercial Mortgage Trust 2021-MFP2
Series 2021-A-MFP2, REMIC, 5.09%, (1 Month Term SOFR + 0.94%), 11/16/26 (a)	2,020	2,018
Start Ltd
Series 2018-A-1, 4.09%, 05/15/43	285	284
Starwood Mortgage Residential Trust 2021-5
Series 2021-A1-5, REMIC, 1.92%, 09/25/66 (a)	6,405	5,545
Steele Creek CLO 2017-1, Ltd.
Series 2017-A-1A, 5.83%, (3 Month Term SOFR + 1.51%), 10/15/30 (a)	90	90
Structured Adjustable Rate Mortgage Loan Trust 2005-3XS
Series 2005-4A1-22, REMIC, 5.38%, 12/25/35 (a)	421	363
Structured Adjustable Rate Mortgage Loan Trust Series 2006-11
Series 2006-1A1-11, REMIC, 4.16%, (1 Month Term SOFR + 0.43%), 12/25/36 (a) (b) (c)	2,520	2,497
Structured Asset Securities Corporation
Series 2005-1A1-5, REMIC, 5.75%, 04/25/35	1,696	859
STWD 2021-FL2, Ltd.
Series 2021-A-FL2, 5.45%, (1 Month Term SOFR + 1.31%), 04/16/38 (a) (b)	1,464	1,464
STWD 2022-FL3, Ltd.
Series 2022-AS-FL3, 6.18%, (SOFR 30-Day Average + 1.80%), 11/18/38 (a) (b)	1,470	1,470
Tesla Sustainable Energy Trust 2024-1
Series 2024-A2-1A, 5.08%, 09/20/29	6,089	6,119
TIF Funding II LLC
Series 2021-A-1A, 1.65%, 02/20/46	2,493	2,274
Trestles CLO VI Ltd
Series 2023-A1R-6A, 5.50%, (3 Month Term SOFR + 1.18%), 04/26/38 (a)	2,500	2,501
Tricolor Auto Securitization Trust 2025-2
Series 2025-A-2A, 5.12%, 01/16/29	1,093	787
Trimaran CAVU 2021-3, Ltd.
Series 2021-A-3A, 5.80%, (3 Month Term SOFR + 1.47%), 01/18/35 (a)	6,500	6,505
TRTX 2022-FL5 Issuer, Ltd.
Series 2022-A-FL5, 6.03%, (1 Month Term SOFR + 1.65%), 02/17/39 (a) (b)	4,204	4,204
UBS Commercial Mortgage Trust 2017-C7
Series 2017-ASB-C7, REMIC, 3.59%, 06/15/27	1,783	1,771
UBS-Barclays Commercial Mortgage Trust 2013-C5
Series 2013-B-C5, REMIC, 3.65%, 03/12/46 (a)	1,750	1,634
Upgrade Master Pass-Thru Trust Series 2025-ST2
Series 2025-A-ST2, 6.11%, 06/15/32	3,040	3,077
Upgrade Master Pass-Thru Trust Series 2025-ST4
Series 2025-A-ST4, REMIC, 5.50%, 08/16/32	928	931
Upstart Securitization Trust 2021-4
Series 2021-C-4, 3.19%, 09/20/31	499	496
Upstart Securitization Trust 2025-3
Series 2025-A2-3, 4.60%, 09/20/35	2,500	2,499
Vegas Trust 2024-TI
Series 2024-A-TI, REMIC, 5.52%, 11/15/27	1,204	1,222
Velocity Commercial Capital Loan Trust 2019-2
Series 2019-A-2, REMIC, 3.13%, 07/25/49 (a)	1,644	1,572
Velocity Commercial Capital Loan Trust 2025-4
Series 2025-A-4, REMIC, 5.19%, 02/25/33 (a)	998	994
Verus Securitization Trust 2021-7
Series 2021-A1-7, REMIC, 1.83%, 10/25/66 (a) (b)	1,219	1,114
Verus Securitization Trust 2023-5
Series 2023-A1-5, REMIC, 6.48%, 06/25/68 (b)	619	623
Verus Securitization Trust 2024-1
Series 2024-A1-1, REMIC, 5.71%, 01/25/28 (b)	9,682	9,754
Verus Securitization Trust 2024-3
Series 2024-A1-3, REMIC, 6.34%, 04/25/69 (a) (b)	3,587	3,640
Verus Securitization Trust 2024-9
Series 2024-A1-9, REMIC, 5.44%, 11/25/69 (a) (b)	7,137	7,197
Vibrant CLO XR, Ltd.
Series 2018-A1-10RA, 6.03%, (3 Month Term SOFR + 1.70%), 04/21/36 (a)	3,000	3,012
VOLT CI, LLC
Series 2021-A1-NP10, 5.99%, 05/25/51 (a) (b)	159	159
VOLT XCVII, LLC
Series 2021-A1-NPL6, 5.24%, 04/25/51 (a) (b)	30	30
Warwick Capital CLO 1 Ltd
Series 2023-AR-1A, 5.27%, (3 Month Term SOFR + 1.28%), 10/20/38 (a)	2,000	2,001

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Warwick Capital CLO 4 Ltd.
Series 2024-A1-4A, 5.73%, (3 Month Term SOFR + 1.40%), 07/20/37 (a)	10,000	10,034
Washington Mutual Asset-Backed Certificates WMABS Series 2006-HE5 Trust
Series 2006-2A2-HE5, REMIC, 0.00%, (1 Month Term SOFR + 0.29%), 10/25/36 (a) (b) (c)	7,185	2,518
Washington Mutual Asset-Backed Certificates, WaMu Series 200X-HEX Trust
Series 2006-2A4-2, REMIC, 0.98%, (1 Month Term SOFR + 0.69%), 04/25/36 (a) (b) (c)	6,362	1,998
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR2 Trust
Series 2006-M1-HE1, REMIC, 4.01%, (1 Month Term SOFR + 0.62%), 02/25/36 (a) (b) (c)	13,054	12,447
Wellfleet CLO 2022-1 Ltd
Series 2022-A1R-1A, 5.74%, (3 Month Term SOFR + 1.42%), 07/15/37 (a)	4,000	4,005
Wellington Management CLO 4 Ltd
Series 2025-A-4A, 5.46%, (3 Month Term SOFR + 1.15%), 04/19/38 (a)	5,000	4,996
Wells Fargo & Company
Series 2016-B-C34, REMIC, 4.09%, 04/17/26	2,000	1,947
Interest Only, Series 2016-XA-C33, REMIC, 1.52%, 03/17/59 (a)	1,615	3
Wells Fargo Alternative Loan 2007-PA3 Trust
Series 2007-3A1-PA3, REMIC, 6.25%, 07/25/37	257	222
Wells Fargo Commercial Mortgage Trust 2015-NXS4
Series 2015-D-NXS4, REMIC, 3.76%, 11/18/25 (a)	375	367
Wells Fargo Commercial Mortgage Trust 2015-P2
Interest Only, Series 2015-XA-P2, REMIC, 0.77%, 12/17/48 (a)	1,330	1
Wells Fargo Commercial Mortgage Trust 2017-C38
Interest Only, Series 2017-XA-C38, REMIC, 0.91%, 07/15/50 (a)	21,597	228
Wells Fargo Commercial Mortgage Trust 2018-C48
Interest Only, Series 2018-XA-C48, REMIC, 0.93%, 01/18/52 (a)	12,651	296
Wells Fargo Commercial Mortgage Trust 2019-C53
Series 2019-ASB-C53, REMIC, 2.96%, 12/15/28	236	230
Wells Fargo Commercial Mortgage Trust 2022-ONL
Series 2022-A-ONL, REMIC, 3.86%, 02/18/27	5,250	4,993
Wells Fargo Commercial Mortgage Trust 2025-C64
Series 2025-A1-C64, REMIC, 5.02%, 02/15/30	713	718
Interest Only, Series 2025-XA-C64, REMIC, 1.02%, 02/15/58 (a)	23,114	1,712
Wells Fargo Mortgage Backed Securities 2007-7 Trust
Series 2007-A1-7, REMIC, 6.00%, 06/25/37	145	136
Wells Fargo Mortgage Backed Securities 2007-AR4 Trust
Series 2007-A1-AR4, REMIC, 6.36%, 08/25/37 (a)	85	77
Willis Engine Structured Trust V
Series 2020-A-A, 3.23%, 03/15/28 (b)	2,153	2,037
Total Non-U.S. Government Agency Asset-Backed Securities (cost $680,942)		649,496
GOVERNMENT AND AGENCY OBLIGATIONS 35.9%
U.S. Treasury Note 29.6%
Treasury, United States Department of
0.38%, 12/31/25 - 01/31/26	101,450	100,375
0.75%, 03/31/26 - 01/31/28	162,050	155,550
0.63%, 07/31/26 - 03/31/27	61,000	58,956
0.88%, 09/30/26 - 11/15/30	150,100	134,356
0.50%, 06/30/27	1,950	1,847
		451,084
Collateralized Mortgage Obligations 3.0%
Connecticut Avenue Securities Trust 2024-R06
Series 2024-1M1-R06, REMIC, 5.41%, (SOFR 30-Day Average + 1.05%), 09/25/28 (a)	586	586
Connecticut Avenue Securities Trust 2025-R04
Series 2025-1A1-R04, REMIC, 5.36%, (SOFR 30-Day Average + 1.00%), 05/25/45 (a)	3,470	3,475
Federal Home Loan Mortgage Corporation
Series AN-4030, REMIC, 1.75%, 04/15/27	22	22
Series 2024-M1-DNA2, REMIC, 5.56%, (SOFR 30-Day Average + 1.20%), 05/25/44 (a)	3,937	3,949
Series 2024-M1-DNA3, REMIC, 5.36%, (SOFR 30-Day Average + 1.00%), 10/25/44 (a)	1,418	1,418
Series FE-4940, REMIC, 5.02%, (SOFR 30-Day Average + 0.66%), 01/25/50 (a)	1,774	1,738
Series FN-4990, REMIC, 4.82%, (SOFR 30-Day Average + 0.46%), 05/25/50 (a)	1,993	1,933
Series FD-5480, REMIC, 5.71%, (SOFR 30-Day Average + 1.35%), 03/25/54 (a)	1,659	1,664
Series FD-5536, REMIC, 5.56%, (SOFR 30-Day Average + 1.20%), 05/25/54 (a)	2,318	2,320
Series FG-5475, REMIC, 5.51%, (SOFR 30-Day Average + 1.15%), 11/25/54 (a)	1,775	1,774
Series AF-5524, REMIC, 5.56%, (SOFR 30-Day Average + 1.20%), 04/25/55 (a)	1,927	1,925
Series FA-5525, REMIC, 5.56%, (SOFR 30-Day Average + 1.20%), 04/25/55 (a)	1,812	1,811
Federal National Mortgage Association, Inc.
Series 2007-FC-44, REMIC, 4.80%, (SOFR 30-Day Average + 0.44%), 05/25/37 (a)	1,145	1,132
Series 2014-KF-10, REMIC, 4.92%, (SOFR 30-Day Average + 0.56%), 03/25/44 (a)	1,141	1,123
Series 2017-FC-112, REMIC, 4.82%, (SOFR 30-Day Average + 0.46%), 01/25/48 (a)	1,703	1,652
Series 2018-FE-85, REMIC, 4.77%, (SOFR 30-Day Average + 0.41%), 12/25/48 (a)	848	834
Series 2019-FB-49, REMIC, 4.95%, (SOFR 30-Day Average + 0.59%), 09/25/49 (a)	1,254	1,235
Series 2020-F-34, REMIC, 4.92%, (SOFR 30-Day Average + 0.56%), 06/25/50 (a)	2,490	2,432
Series 2025-FK-26, REMIC, 5.56%, (SOFR 30-Day Average + 1.20%), 06/25/54 (a)	1,951	1,950
Series 2025-FA-31, REMIC, 5.66%, (SOFR 30-Day Average + 1.30%), 06/25/54 (a)	1,980	1,984
Series 2024-FH-82, REMIC, 5.51%, (SOFR 30-Day Average + 1.15%), 11/25/54 (a)	1,479	1,479
Series 2024-FL-93, REMIC, 5.81%, (SOFR 30-Day Average + 1.45%), 12/25/54 (a)	1,290	1,296
Series 2025-FQ-15, REMIC, 5.56%, (SOFR 30-Day Average + 1.20%), 04/25/55 (a)	2,076	2,077
Series 2025-FM-28, REMIC, 5.61%, (SOFR 30-Day Average + 1.25%), 04/25/55 (a)	2,090	2,093
Government National Mortgage Association
Series 2017-QF-141, REMIC, 4.55%, (1 Month Term SOFR + 0.41%), 09/20/47 (a)	1,111	1,087
Series 2018-BF-125, REMIC, 5.14%, (1 Month Term SOFR + 0.86%), 06/20/48 (a)	1,224	1,207
Government National Mortgage Association REMIC Trust 2024-025
Series 2024-AF-25, REMIC, 4.86%, (SOFR 30-Day Average + 0.51%), 02/20/49 (a) (c)	1,163	1,144
		45,340
Mortgage-Backed Securities 1.7%
Federal Home Loan Mortgage Corporation
6.00%, 01/01/53 - 12/01/54	5,247	5,412
5.50%, 07/01/53 - 02/01/55	5,199	5,286
Federal National Mortgage Association, Inc.
6.66%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.62%), 11/01/42 (a)	285	296
5.00%, 01/01/43 - 08/01/43	4,156	4,225
6.00%, 10/01/53	1,950	2,003
5.50%, 04/01/54 - 04/01/55	7,859	7,992
		25,214
U.S. Treasury Inflation Indexed Securities 0.9%
Treasury, United States Department of
2.38%, 01/15/27 (e)	4,485	4,564
0.13%, 04/15/27 (e)	6,602	6,508
1.63%, 10/15/27 (e)	3,337	3,390
		14,462

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Commercial Mortgage-Backed Securities 0.5%
Federal Home Loan Mortgage Corporation
Series 2019-B-KF69, REMIC, 6.76%, (SOFR 30-Day Average + 2.41%), 08/27/29 (a) (c)	920	885
Federal National Mortgage Association, Inc.
Series 2020-1A1-M49, REMIC, 1.30%, 11/25/30 (a)	6,002	5,661
Freddie Mac Multifamily Securities 2016-KF18 Mortgage Trust
Series 2016-B-KF18, REMIC, 6.24%, (SOFR 30-Day Average + 5.61%), 05/25/26 (a) (c)	457	452
Freddie Mac Multifamily Securities 2017-KF30 Mortgage Trust
Series 2017-B-KF30, REMIC, 7.71%, (SOFR 30-Day Average + 3.36%), 03/25/27 (a)	500	495
		7,493
Sovereign 0.2%
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
2.84%, 06/20/30	100	94
Gobierno de la Republica de Guatemala
5.25%, 08/10/29 (f)	800	808
Gobierno de La Republica del Paraguay
5.00%, 04/15/26 (f)	400	401
Gobierno Federal de los Estados Unidos Mexicanos
5.00%, 05/07/29	300	306
Morocco, Kingdom of
2.38%, 12/15/27 (f)	300	288
Presidencia de la Republica Dominicana
5.95%, 01/25/27 (f)	350	357
5.50%, 02/22/29 (f)	400	409
		2,663
Total Government And Agency Obligations (cost $544,391)		546,256
CORPORATE BONDS AND NOTES 15.4%
Financials 4.7%
AerCap Ireland Capital Designated Activity Company
6.45%, 04/15/27	1,463	1,509
5.75%, 06/06/28	707	733
AIG Global Funding
5.75%, 07/02/26 (d)	1,600	1,619
American Express Company
4.73%, 04/25/29	1,706	1,733
American International Group, Inc.
4.85%, 05/07/30	583	596
American National Group Inc.
5.75%, 10/01/29	615	636
Athene Global Funding
5.19%, 05/08/26 (a) (d)	1,853	1,858
4.72%, 10/08/29 (d)	782	788
5.03%, 07/17/30 (d)	1,195	1,214
Aviation Capital Group LLC
6.25%, 04/15/28 (d)	316	329
4.80%, 10/24/30 (d)	2,483	2,479
Avolon Holdings Funding Limited
6.38%, 05/04/28 (d)	1,050	1,096
5.38%, 05/30/30 (d)	1,117	1,145
Banco Continental S.A.E.C.A.
2.75%, 12/10/25 (f)	150	149
Banco de Bogota
6.25%, 05/12/26 (f)	800	806
Banco de Credito del Peru
3.25%, 09/30/31 (f)	200	196
3.25%, 09/30/31 (d)	550	540
Banco Industrial S.A.
4.88%, 01/29/31 (f)	650	647
Banco Nacional De Comercio Exterior, S.N.C.
2.72%, 08/11/31 (f)	500	487
Banco Santander Mexico, S.A., I.B.M., Grupo Financiero Santander Mexico
7.53%, 10/01/28 (a) (f)	550	589
Bank of America Corporation
3.56%, 04/23/27	819	816
4.98%, 01/24/29	2,291	2,334
Bank of Ireland Group Public Limited Company
5.60%, 03/20/30 (d)	500	518
Bank of Montreal
4.64%, 09/10/30 (g)	1,427	1,446
Banque Federative du Credit Mutuel
4.59%, 10/16/28 (d)	1,795	1,811
BBVA Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Mexico
5.88%, 09/13/34 (f)	700	701
BPCE
5.88%, 01/14/31 (d)	1,475	1,541
Brown & Brown, Inc.
4.70%, 06/23/28	331	334
4.50%, 03/15/29	437	439
CaixaBank, S.A.
6.21%, 01/18/29 (d)	1,430	1,487
Canadian Imperial Bank Of Commerce
5.25%, 01/13/31 (g)	1,084	1,118
Charles Schwab Corporation, The
5.36%, (SOFR + 1.05%), 03/03/27 (a)	633	638
Citigroup Inc.
4.58%, 05/29/27	2,143	2,160
4.79%, 03/04/29	1,199	1,215
4.54%, 09/19/30	2,586	2,597
CNA Financial Corporation
3.90%, 05/01/29	379	374
Credit Agricole S.A.
5.23%, 01/09/29 (d)	1,477	1,505
Daimler Trucks Finance North America LLC
4.30%, 08/12/27 (d)	953	955
DBS Group Holdings Ltd
1.82%, 03/10/31 (f)	800	791
Diageo Investment Corporation
5.13%, 08/15/30	436	452
Enel Finance International N.V.
5.13%, 06/26/29 (d)	1,175	1,204
4.38%, 09/30/30 (d)	1,077	1,070
Fiserv, Inc.
4.75%, 03/15/30	1,741	1,766
Global Payments Inc.
5.30%, 08/15/29	603	617
Goldman Sachs Bank USA
4.98%, (SOFR + 0.77%), 03/18/27 (a) (d)	1,032	1,034
Intergroup Financial Services Corp.
4.13%, 10/19/27 (f)	600	595
Interoceanica IV Finance Ltd
0.00%, 11/30/25 (f) (h)	15	15
Itau Unibanco Holding S.A.
3.88%, 04/15/31 (f)	500	496
JPMorgan Chase & Co.
5.26%, (SOFR + 0.92%), 04/22/28 (a)	1,239	1,247
4.92%, 01/24/29	2,298	2,340
LPL Holdings, Inc.
4.63%, 11/15/27 (d)	748	747
M&T Bank Corporation
4.83%, 01/16/29	593	600
National Rural Utilities Cooperative Finance Corporation
4.75%, 02/07/28	800	812
4.15%, 08/25/28	1,098	1,101
National Securities Clearing Corporation
4.70%, 05/20/30 (d)	1,391	1,421
Nationwide Building Society
6.56%, 10/18/27 (d)	200	205
NatWest Group PLC
4.96%, 08/15/30 (g)	1,569	1,598
New York Life Global Funding
4.77%, (SOFR + 0.48%), 06/09/26 (a) (d)	147	147
4.70%, 01/29/29 (d)	187	191
Oversea-Chinese Banking Corporation Limited
4.60%, 06/15/32 (f)	500	502
Pacific Life Global Funding II
4.92%, (SOFR + 0.62%), 06/04/26 (a) (d)	137	137

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
PayPal Holdings, Inc.
4.45%, 03/06/28	739	747
PT Bank Negara Indonesia (persero)
3.75%, 03/30/26 (f)	700	694
Royal Bank of Canada
4.87%, (SOFR + 0.53%), 01/20/26 (a) (g)	642	642
5.20%, 10/18/28 (a) (g)	2,284	2,290
Santander Holdings USA, Inc.
5.47%, 03/20/29	1,322	1,348
Truist Financial Corporation
7.16%, 10/30/29	1,873	2,028
UBS Group AG
6.33%, 12/22/27 (d)	430	441
United Overseas Bank Limited
1.75%, 03/16/31 (f)	500	494
Wells Fargo & Company
5.41%, (SOFR + 1.07%), 04/22/28 (a)	2,217	2,231
6.30%, 10/23/29	1,110	1,175
		72,316
Industrials 2.2%
Adani Ports and Special Economic Zone Limited
4.00%, 07/30/27 (f)	500	491
Aircastle Limited
5.25%, 03/15/30 (d)	1,043	1,064
Amrize Finance US LLC
4.70%, 04/07/28 (d)	1,199	1,213
BAE Systems PLC
3.40%, 04/15/30 (d)	2,313	2,229
Bioceanico Sovereign Certificate Limited
0.00%, 06/05/34 (f) (h)	777	636
Canadian Pacific Kansas City Limited
4.80%, 03/30/30	2,469	2,527
CRH SMW Finance Designated Activity Company
5.13%, 01/09/30	1,395	1,436
Delta Air Lines, Inc.
4.95%, 07/10/28	2,140	2,165
Element Fleet Management Corp.
6.32%, 12/04/28 (d)	1,384	1,465
5.04%, 03/25/30 (d)	1,146	1,169
Equifax Inc.
4.80%, 09/15/29	1,363	1,385
GATX Corporation
4.70%, 04/01/29	1,149	1,163
4.00%, 06/30/30	81	80
JSW Infrastructure Limited
4.95%, 01/21/29 (f)	400	401
Lima Metro Line 2 Finance Limited
5.88%, 07/05/34 (f)	662	684
MasTec, Inc.
4.50%, 08/15/28 (d)	2,143	2,138
Molex Electronic Technologies, LLC
4.75%, 04/30/28 (d)	1,567	1,582
MV24 Capital B.V.
6.75%, 06/01/34 (f)	732	727
Northrop Grumman Corporation
4.65%, 07/15/30	1,160	1,179
Paychex, Inc.
5.10%, 04/15/30	637	655
Penske Truck Leasing Co., L.P.
5.25%, 02/01/30 (d)	2,192	2,261
Quanta Services, Inc.
4.75%, 08/09/27	1,414	1,430
4.50%, 01/15/31	1,056	1,056
Republic Services, Inc.
4.75%, 07/15/30	2,101	2,153
Ryder System, Inc.
5.25%, 06/01/28	90	92
4.95%, 09/01/29	362	370
Uber Technologies, Inc.
4.15%, 01/15/31	564	559
Veralto Corporation
5.50%, 09/18/26	709	718
5.35%, 09/18/28	630	650
Verisk Analytics, Inc.
4.50%, 08/15/30	572	574
		34,252
Utilities 1.8%
Adani Energy Solutions Limited
4.00%, 08/03/26 (f)	400	396
American Electric Power Company, Inc.
5.20%, 01/15/29	2,277	2,347
Black Hills Corporation
4.55%, 01/31/31	864	865
CenterPoint Energy, Inc.
5.40%, 06/01/29	706	731
Chile Electricity Lux MPC S.a r.l.
6.01%, 01/20/33 (f)	358	377
Chile Electricity PEC SpA
0.00%, 01/25/28 (d) (h)	1,085	978
Cometa Energia, S.A. de C.V.
6.38%, 04/24/35 (f)	152	158
Comision Federal De Electricidad, E.P.E.
4.75%, 02/23/27 (f)	200	201
5.70%, 01/24/30 (d)	500	507
Dominion Energy, Inc.
5.00%, 06/15/30	1,265	1,299
DTE Energy Company
5.20%, 04/01/30	1,360	1,402
Empresa Electrica Angamos S.p.A.
4.88%, 05/25/29 (f)	209	188
Essential Utilities, Inc.
4.80%, 08/15/27	539	545
3.57%, 05/01/29	69	67
Evergy Kansas Central, Inc.
4.70%, 03/13/28	2,101	2,127
Exelon Corporation
5.15%, 03/15/29	739	760
Fenix Power Peru S.A.
4.32%, 09/20/27 (f)	109	109
FirstEnergy Transmission, LLC
4.55%, 01/15/30	454	456
GNL Quintero S.A.
4.63%, 07/31/29 (f)	471	473
JSW Energy Limited
4.13%, 05/18/31 (f)	462	437
Mexico Generadora De Energia, S. De R.L. De C.V.
5.50%, 12/06/32 (f)	768	784
Mong Duong Finance Holdings B.V.
5.13%, 05/07/29 (f)	339	335
National Fuel Gas Company
5.50%, 03/15/30 (i)	1,018	1,052
NextEra Energy Capital Holdings, Inc.
4.69%, 09/01/27 (b)	2,371	2,397
Niagara Mohawk Power Corporation
4.65%, 10/03/30 (d)	2,132	2,143
NiSource Inc.
5.25%, 03/30/28	611	627
5.20%, 07/01/29	487	502
Pinnacle West Capital Corporation
4.90%, 05/15/28	297	302
PT Perusahaan Listrik Negara
4.13%, 05/15/27 (f)	700	697
Public Service Enterprise Group Incorporated
5.85%, 11/15/27	1,062	1,100
5.88%, 10/15/28	1,203	1,260
Southern Company Gas Capital Corporation
4.05%, 09/15/28	353	352
Southern Power Company
4.25%, 10/01/30	862	857
TNB Global Ventures Capital Berhad
3.24%, 10/19/26 (f)	300	297
		27,128
Energy 1.6%
AI Candelaria (Spain), S.L.U
7.50%, 12/15/28 (f)	650	658
Aker BP ASA
5.60%, 06/13/28 (d)	400	413

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Boardwalk Pipelines, LP
4.45%, 07/15/27	693	695
BPRL International Singapore PTE. Ltd.
4.38%, 01/18/27 (f)	400	399
Cheniere Energy Partners, L.P.
4.50%, 10/01/29	1,041	1,038
Cheniere Energy, Inc.
4.63%, 10/15/28	1,442	1,437
Cosan Limited
5.50%, 09/20/29 (f)	600	592
Coterra Energy Inc.
3.90%, 05/15/27	170	169
4.38%, 03/15/29	110	110
DCP Midstream Operating, LP
5.13%, 05/15/29	355	363
Devon Energy Corporation
5.25%, 10/15/27	363	363
Empresa Electrica Cochrane S.p.A.
5.50%, 05/14/27 (f)	434	432
Enbridge Inc.
6.00%, 11/15/28	555	584
Energy Transfer LP
6.05%, 12/01/26	1,451	1,478
6.10%, 12/01/28	1,129	1,188
Guara Norte S.a r.l.
5.20%, 06/15/34 (f)	231	226
Kinder Morgan Kansas, Inc.
5.00%, 02/01/29	1,125	1,151
MPLX LP
4.80%, 02/15/29	1,129	1,144
NGPL PipeCo LLC
4.88%, 08/15/27 (d)	1,380	1,383
Oleoducto Central S.A.
4.00%, 07/14/27 (f)	200	196
ONEOK, Inc.
5.38%, 06/01/29	987	1,020
4.40%, 10/15/29	1,113	1,113
Ongc Videsh Vankorneft Pte. Ltd.
3.75%, 07/27/26 (f)	200	199
Petrobras Global Finance B.V.
6.00%, 01/27/28	600	613
5.13%, 09/10/30	100	99
PT Pertamina (Persero)
1.40%, 02/09/26 (f)	700	692
Targa Resources Partners LP
6.88%, 01/15/29	1,773	1,806
5.50%, 03/01/30	1,803	1,834
Ultrapar International S.A.
5.25%, 06/06/29 (f)	200	200
Western Midstream Operating, LP
6.35%, 01/15/29	185	195
4.05%, 02/01/30 (b) (i)	1,303	1,271
Williams Companies, Inc., The
4.80%, 11/15/29	1,394	1,418
		24,479
Information Technology 1.4%
AppLovin Corporation
5.13%, 12/01/29	1,373	1,404
Arrow Electronics, Inc.
5.15%, 08/21/29	1,484	1,519
Atlassian Corporation
5.25%, 05/15/29	1,156	1,189
Broadcom Inc.
3.15%, 11/15/25	644	643
5.05%, 07/12/29	625	643
4.35%, 02/15/30	655	658
4.20%, 10/15/30	673	672
Dell International L.L.C.
4.35%, 02/01/30	2,343	2,340
Foundry JV Holdco LLC
5.90%, 01/25/30 (d)	828	873
Hewlett Packard Enterprise Company
4.05%, 09/15/27	1,825	1,821
4.55%, 10/15/29	1,480	1,488
Kyndryl Holdings, Inc.
2.05%, 10/15/26	927	906
Marvell Technology, Inc.
5.75%, 02/15/29	1,090	1,137
4.75%, 07/15/30	842	852
Microchip Technology Incorporated
5.05%, 03/15/29	303	309
NXP B.V.
4.30%, 08/19/28	796	797
Oracle Corporation
4.45%, 09/26/30	618	618
Roper Technologies, Inc.
4.25%, 09/15/28	319	320
SK Hynix Inc.
4.25%, 09/11/28 (d)	2,820	2,818
Wipro IT Services, LLC
1.50%, 06/23/26 (f)	300	294
		21,301
Health Care 1.2%
AbbVie Inc.
4.88%, 03/15/30	847	872
Agilent Technologies, Inc.
4.20%, 09/09/27	137	137
Biogen Inc.
5.05%, 01/15/31	1,074	1,104
Cardinal Health, Inc.
5.13%, 02/15/29	1,115	1,147
Edwards Lifesciences Corporation
4.30%, 06/15/28	1,402	1,407
GE HealthCare Technologies Inc.
4.80%, 08/14/29	1,417	1,445
Icon Investments Six Designated Activity Company
5.81%, 05/08/27	815	832
Illumina, Inc.
4.65%, 09/09/26	964	968
Labcorp Holdings Inc.
4.35%, 04/01/30	1,473	1,475
Mars, Incorporated
4.80%, 03/01/30 (d)	2,467	2,514
Merck & Co., Inc.
5.95%, 12/01/28	1,574	1,668
Quest Diagnostics Incorporated
4.20%, 06/30/29	1,483	1,485
Solventum Corporation
5.45%, 02/25/27	429	436
Zimmer Biomet Holdings, Inc.
4.70%, 02/19/27	906	913
5.05%, 02/19/30	1,329	1,367
		17,770
Consumer Staples 0.8%
Adani International Container Terminal Private Limited
3.00%, 02/16/31 (f)	153	141
Altria Group, Inc.
6.20%, 11/01/28	381	402
4.50%, 08/06/30	622	624
Ashtead Capital, Inc.
4.25%, 11/01/29 (d)	1,112	1,098
B.A.T Capital Corporation
4.91%, 04/02/30	69	70
B.A.T. International Finance P.L.C.
1.67%, 03/25/26	862	852
5.93%, 02/02/29	1,007	1,058
BRF GmbH
4.35%, 09/29/26 (f)	200	198
Bunge Limited Finance Corp.
4.20%, 09/17/29	1,174	1,170
Campbell's Company, The
5.20%, 03/19/27	590	599
Imperial Brands Finance PLC
4.50%, 06/30/28 (d)	1,356	1,365
Minerva Luxembourg S.A.
5.88%, 01/19/28 (f)	400	400

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
NBM US Holdings, Inc.
7.00%, 05/14/26 (f)	413	413
6.63%, 08/06/29 (f)	250	253
Prumo Participacoes E Investimentos S.A.
7.50%, 12/31/31 (f)	405	413
Rentokil Terminix Funding, LLC
5.00%, 04/28/30 (d)	1,094	1,115
Rutas 2 And 7 Finance Ltd
0.00%, 09/30/36 (f) (h)	147	111
Sysco Corporation
5.10%, 09/23/30	1,177	1,213
		11,495
Real Estate 0.7%
American Homes 4 Rent, L.P.
4.25%, 02/15/28	760	759
American Tower Corporation
4.90%, 03/15/30	3,624	3,695
Cubesmart, L.P.
4.38%, 02/15/29	744	745
Extra Space Storage LP
5.50%, 07/01/30	2,168	2,261
Omega Healthcare Investors, Inc.
4.75%, 01/15/28	646	651
Patrimonio en Fideicomiso D.S. 093-2002 - EF Inretail Shopping Malls
5.75%, 04/03/28 (f)	500	500
Sun Communities Operating Limited Partnership
2.30%, 11/01/28	593	561
VICI Properties Inc.
4.25%, 12/01/26 (d)	1,497	1,491
		10,663
Materials 0.5%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28	200	194
Antofagasta PLC
2.38%, 10/14/30 (f)	200	181
Avery Dennison Corporation
4.88%, 12/06/28	280	285
CEMEX S.A.B. de C.V.
5.13%, (100, 06/08/26) (f) (j)	300	299
Freeport-McMoRan Inc.
4.13%, 03/01/28	300	298
Gold Fields Orogen Holding (BVI) Limited
6.13%, 05/15/29 (f)	200	210
Nutrien Ltd.
4.90%, 03/27/28	1,165	1,185
OCP S.A.
6.10%, 04/30/30 (f)	300	315
PT Freeport Indonesia
4.76%, 04/14/27 (d)	600	601
Rio Tinto Finance (USA) plc
4.88%, 03/14/30	1,482	1,518
Sherwin-Williams Company, The
4.55%, 03/01/28	604	610
4.30%, 08/15/28	1,056	1,062
Sonoco Products Company
4.45%, 09/01/26	766	767
		7,525
Consumer Discretionary 0.4%
Darden Restaurants, Inc.
4.35%, 10/15/27	682	685
Genuine Parts Company
4.95%, 08/15/29	1,018	1,037
Hyundai Capital America
4.55%, 09/26/29 (d)	1,394	1,395
Marriott International, Inc.
4.80%, 03/15/30	1,364	1,388
Meritage Homes Corporation
5.13%, 06/06/27	1,140	1,150
3.88%, 04/15/29 (d)	158	154
O'Reilly Automotive, Inc.
5.75%, 11/20/26	689	701
Patrimonio en Fideicomiso D.S. N 093-2002-EF-InRetail Consumer
3.25%, 03/22/28 (f)	400	389
		6,899
Communication Services 0.1%
Digicel Group Holdings Limited
0.00%, 12/31/30 (d) (h) (k)	136	4
Millicom International Cellular S.A.
5.13%, 01/15/28 (f)	720	717
Telefonica Celular del Paraguay S.A.E.
5.88%, 04/15/27 (f)	200	199
		920
Total Corporate Bonds And Notes (cost $230,949)		234,748
SENIOR FLOATING RATE INSTRUMENTS 2.0%
Industrials 0.5%
APi Group DE, Inc.
2025 Term Loan, 6.07%, (1 Month Term SOFR + 1.75%), 01/03/29 (a)	1,334	1,333
Colossus Acquireco LLC
Term Loan B, 6.05%, (3 Month Term SOFR + 1.75%), 06/12/32 (a)	935	929
Corpay Technologies Operating Company LLC
Term Loan B5, 6.07%, (1 Month Term SOFR + 1.75%), 04/28/28 (a)	1,235	1,233
CPI Holdco B LLC
2024 Term Loan, 6.32%, (1 Month Term SOFR + 2.00%), 05/10/31 (a)	144	143
Dynasty Acquisition Co., Inc.
2024 1st Lien Term Loan B1, 6.32%, (1 Month Term SOFR + 2.00%), 10/24/31 (a)	331	331
2024 1st Lien Term Loan B2, 6.32%, (1 Month Term SOFR + 2.00%), 10/24/31 (a)	126	126
Prime Security Services Borrower, LLC
2025 Incremental Term Loan B, 6.00%, (1 Month Term SOFR + 1.75%), 03/08/32 (a)	1,845	1,827
Resideo Funding Inc.
2025 Incremental Term Loan, 6.04%, (3 Month Term SOFR + 2.00%), 08/08/32 (a)	440	440
Standard Industries Inc.
2021 Term Loan B, 5.89%, (1 Month Term SOFR + 1.75%), 08/05/28 (a)	720	721
		7,083
Information Technology 0.3%
Cyxtera DC Holdings, Inc.
Term Loan B, 0.00%, (LIBOR + 3.00%), 05/01/26 (a) (k) (l) (m)	86	—
Energizer Holdings, Inc.
2025 Term Loan B, 6.14%, (1 Month Term SOFR + 2.00%), 03/13/32 (a)	1,221	1,220
Gen Digital Inc.
2025 Term Loan B, 6.07%, (1 Month Term SOFR + 1.75%), 02/13/32 (a)	555	552
Go Daddy Operating Company, LLC
2024 Term Loan B8, 6.07%, (1 Month Term SOFR + 1.75%), 11/09/29 (a)	1,661	1,659
Iron Mountain, Inc.
2023 Term Loan B, 6.32%, (1 Month Term SOFR + 2.00%), 01/31/31 (a)	969	969
Vertiv Group Corporation
2025 Term Loan, 6.03%, (1 Month Term SOFR + 1.75%), 08/07/32 (a)	770	771
		5,171
Communication Services 0.3%
CommScope Holding Company, Inc.
2024 Term Loan, 0.00%, (1 Month Term SOFR + 4.75%), 12/15/29 (a) (n)	1,425	1,441
Delta 2 (LUX) S.a r.l.
2024 Term Loan B2, 6.29%, (3 Month Term SOFR + 2.00%), 09/10/31 (a)	195	195
2024 Term Loan B1, 6.30%, (3 Month Term SOFR + 2.00%), 09/10/31 (a)	390	390
Flutter Financing B.V.
2024 Term Loan B, 6.05%, (3 Month Term SOFR + 1.75%), 11/30/30 (a)	965	961

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Six Flags Entertainment Corporation
2024 Term Loan B, 6.32%, (1 Month Term SOFR + 2.00%), 04/18/31 (a)	775	770
WMG Acquisition Corp.
2024 Term Loan J, 5.95%, (3 Month Term SOFR + 1.75%), 01/24/31 (a)	980	981
		4,738
Consumer Discretionary 0.3%
1011778 B.C. Unlimited Liability Company
2024 Term Loan B6, 6.07%, (1 Month Term SOFR + 1.75%), 09/23/30 (a)	1,672	1,665
Burlington Coat Factory Warehouse Corporation
2024 Term Loan B, 6.11%, (1 Month Term SOFR + 1.75%), 09/19/31 (a)	1,132	1,132
Somnigroup International Inc
Term Loan B, 6.61%, (1 Month Term SOFR + 2.25%), 10/24/31 (a)	846	850
Wyndham Hotels & Resorts, Inc.
2024 Term Loan, 6.07%, (1 Month Term SOFR + 1.75%), 05/28/30 (a)	966	969
		4,616
Utilities 0.3%
Calpine Corporation
2024 Term Loan B10, 6.07%, (1 Month Term SOFR + 1.75%), 01/31/31 (a)	1,138	1,137
NRG Energy, Inc.
2024 Term Loan, 6.06%, (3 Month Term SOFR + 1.75%), 03/27/31 (a)	1,666	1,665
Vistra Operations Company LLC
1st Lien Term Loan B3, 6.07%, (1 Month Term SOFR + 1.75%), 12/11/25 (a)	969	970
		3,772
Financials 0.1%
Trans Union, LLC
2024 Term Loan B8, 6.07%, (1 Month Term SOFR + 1.75%), 06/06/31 (a)	327	327
2024 Term Loan B9, 6.07%, (1 Month Term SOFR + 1.75%), 06/24/31 (a)	1,335	1,334
Walker & Dunlop, Inc.
2025 Term Loan B, 6.14%, (1 Month Term SOFR + 2.00%), 03/08/32 (a)	145	144
		1,805
Materials 0.1%
Reynolds Consumer Products LLC
2025 Term Loan B, 6.07%, (1 Month Term SOFR + 1.75%), 02/19/32 (a)	1,124	1,126
Solstice Advanced Materials, Inc.
Term Loan, 0.00%, (SOFR + 1.75%), 09/16/32 (a) (n)	395	395
		1,521
Consumer Staples 0.1%
Froneri Lux Finco S.a r.l.
2024 USD Term Loan B4, 6.20%, (6 Month Term SOFR + 2.00%), 09/16/31 (a)	976	967
Real Estate 0.0%
Vestis Corporation
Term Loan, 6.45%, (3 Month Term SOFR + 2.25%), 02/18/31 (a)	466	437
Total Senior Floating Rate Instruments (cost $30,225)		30,110
SHORT TERM INVESTMENTS 2.6%
Investment Companies 2.6%
JNL Government Money Market Fund - Class I, 4.04% (o) (p)	38,997	38,997
Total Short Term Investments (cost $38,997)		38,997
Total Investments 98.5% (cost $1,525,504)		1,499,607
Other Derivative Instruments 1.6%		24,977
Other Assets and Liabilities, Net (0.1)%		(1,670)
Total Net Assets 100.0%		1,522,914

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2025.

(c) The coupon rate represents the weighted average coupon and may differ from the stated coupon rate.

(d) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2025, the value and the percentage of net assets of these securities was $69,221 and 4.5% of the Fund.

(e) Treasury inflation indexed note, par amount is adjusted for inflation.

(f) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(g) Convertible security.

(h) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(i) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2025.

(j) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(k) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(l) Non-income producing security.

(m) As of September 30, 2025, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(n) This senior floating rate interest will settle after September 30, 2025. If a reference rate and spread is presented, it will go into effect upon settlement.

(o) Investment in affiliate.

(p) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL/DoubleLine Shiller Enhanced CAPE Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.04% - Class I	82,336	391,276	434,615	1,591	—	—	38,997	2.6

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL/DoubleLine Shiller Enhanced CAPE Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adani Energy Solutions Limited, 4.00%, 08/03/26	08/16/23	385	396	—
Adani International Container Terminal Private Limited, 3.00%, 02/16/31	08/31/22	134	141	—
Adani Ports and Special Economic Zone Limited, 4.00%, 07/30/27	10/19/23	454	491	—
AI Candelaria (Spain), S.L.U, 7.50%, 12/15/28	06/06/22	625	658	0.1
Antofagasta PLC, 2.38%, 10/14/30	03/20/25	175	181	—
Banco Continental S.A.E.C.A., 2.75%, 12/10/25	11/18/24	149	149	—
Banco de Bogota, 6.25%, 05/12/26	09/29/23	795	806	0.1
Banco de Credito del Peru, 3.25%, 09/30/31	09/22/25	197	196	—
Banco Industrial S.A., 4.88%, 01/29/31	11/01/23	619	647	0.1
Banco Nacional De Comercio Exterior, S.N.C., 2.72%, 08/11/31	10/19/23	421	487	—
Banco Santander Mexico, S.A., I.B.M., Grupo Financiero Santander Mexico, 7.53%, 10/01/28	09/25/23	562	589	0.1
BBVA Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Mexico, 5.88%, 09/13/34	11/15/24	669	701	0.1
Bioceanico Sovereign Certificate Limited, 0.00%, 06/05/34	01/19/24	610	636	0.1
BPRL International Singapore PTE. Ltd., 4.38%, 01/18/27	06/23/25	398	399	—
BRF GmbH, 4.35%, 09/29/26	04/15/25	197	198	—
CEMEX S.A.B. de C.V., 5.13% (callable at 100, 06/08/26)	11/04/24	293	299	—
Chile Electricity Lux MPC S.a r.l., 6.01%, 01/20/33	03/18/25	365	377	—
Cometa Energia, S.A. de C.V., 6.38%, 04/24/35	03/11/25	151	158	—
Comision Federal De Electricidad, E.P.E., 4.75%, 02/23/27	06/11/24	197	201	—
Cosan Limited, 5.50%, 09/20/29	03/19/25	588	592	0.1
DBS Group Holdings Ltd, 1.82%, 03/10/31	09/15/21	786	791	0.1
Empresa Electrica Angamos S.p.A., 4.88%, 05/25/29	01/14/20	209	188	—
Empresa Electrica Cochrane S.p.A., 5.50%, 05/14/27	05/11/21	431	432	—
Fenix Power Peru S.A., 4.32%, 09/20/27	06/14/21	110	109	—
GNL Quintero S.A., 4.63%, 07/31/29	08/04/21	486	473	—
Gobierno de la Republica de Guatemala, 5.25%, 08/10/29	11/25/24	779	808	0.1
Gobierno de La Republica del Paraguay, 5.00%, 04/15/26	08/19/25	401	401	—
Gold Fields Orogen Holding (BVI) Limited, 6.13%, 05/15/29	07/02/24	202	210	—
Guara Norte S.a r.l., 5.20%, 06/15/34	01/31/24	212	226	—
Intergroup Financial Services Corp., 4.13%, 10/19/27	05/03/24	574	595	0.1
Interoceanica IV Finance Ltd, 0.00%, 11/30/25	12/06/19	15	15	—
Itau Unibanco Holding S.A., 3.88%, 04/15/31	07/22/25	496	496	—
JSW Energy Limited, 4.13%, 05/18/31	11/13/23	402	437	—
JSW Infrastructure Limited, 4.95%, 01/21/29	01/15/25	389	401	—
Lima Metro Line 2 Finance Limited, 5.88%, 07/05/34	01/19/24	655	684	0.1
Mexico Generadora De Energia, S. De R.L. De C.V., 5.50%, 12/06/32	12/08/23	754	784	0.1
Millicom International Cellular S.A., 5.13%, 01/15/28	06/21/21	690	717	0.1
Minerva Luxembourg S.A., 5.88%, 01/19/28	09/23/24	399	400	—
Mong Duong Finance Holdings B.V., 5.13%, 05/07/29	01/11/23	318	335	—
Morocco, Kingdom of, 2.38%, 12/15/27	04/03/25	282	288	—
MV24 Capital B.V., 6.75%, 06/01/34	06/07/23	677	727	0.1
NBM US Holdings, Inc., 7.00%, 05/14/26	08/31/23	412	413	—
NBM US Holdings, Inc., 6.63%, 08/06/29	03/27/25	250	253	—
OCP S.A., 6.10%, 04/30/30	07/10/25	304	315	—
Oleoducto Central S.A., 4.00%, 07/14/27	01/10/23	190	196	—
Ongc Videsh Vankorneft Pte. Ltd., 3.75%, 07/27/26	05/19/25	198	199	—
Oversea-Chinese Banking Corporation Limited, 4.60%, 06/15/32	09/15/25	503	502	—
Patrimonio en Fideicomiso D.S. 093-2002 - EF Inretail Shopping Malls, 5.75%, 04/03/28	05/15/24	496	500	—
Patrimonio en Fideicomiso D.S. N 093-2002-EF-InRetail Consumer, 3.25%, 03/22/28	05/06/25	378	389	—
Presidencia de la Republica Dominicana, 5.95%, 01/25/27	08/15/25	355	357	—
Presidencia de la Republica Dominicana, 5.50%, 02/22/29	12/03/24	394	409	—
Prumo Participacoes E Investimentos S.A., 7.50%, 12/31/31	02/07/24	400	413	—
PT Bank Negara Indonesia (persero), 3.75%, 03/30/26	04/02/24	692	694	0.1
PT Pertamina (Persero), 1.40%, 02/09/26	05/29/25	692	692	0.1
PT Perusahaan Listrik Negara, 4.13%, 05/15/27	03/22/23	689	697	0.1
Rutas 2 And 7 Finance Ltd, 0.00%, 09/30/36	06/12/25	107	111	—
Telefonica Celular del Paraguay S.A.E., 5.88%, 04/15/27	11/07/23	192	199	—
TNB Global Ventures Capital Berhad, 3.24%, 10/19/26	09/23/25	297	297	—
Ultrapar International S.A., 5.25%, 06/06/29	03/19/25	197	200	—
United Overseas Bank Limited, 1.75%, 03/16/31	09/27/21	499	494	—
Wipro IT Services, LLC, 1.50%, 06/23/26	05/20/25	293	294	—
		24,789	25,443	1.7

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL/DoubleLine Shiller Enhanced CAPE Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
Index
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.40% (MT)	BCL	01/09/26	48,000	—	928
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.39% (MT)	BNP	10/23/25	70,000	—	4,544
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.39% (MT)	BNP	12/04/25	74,000	—	2,542
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.39% (MT)	BNP	01/22/26	98,000	—	210
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.39% (MT)	BNP	11/12/25	88,000	—	909
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.39% (MT)	BNP	10/17/25	78,000	—	4,068
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.39% (MT)	BNP	02/05/26	105,000	—	(744)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.38% (MT)	BOA	10/31/25	65,000	—	2,556
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.38% (MT)	BOA	11/21/25	70,000	—	1,792
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.38% (MT)	BOA	12/10/25	91,000	—	2,215
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.38% (MT)	BOA	01/16/26	96,000	—	661
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.38% (MT)	BOA	02/13/26	68,000	—	526
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.38% (MT)	BOA	03/06/26	62,000	—	—
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.40% (MT)	CIB	12/31/25	65,000	—	683
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.40% (MT)	CIB	11/05/25	69,000	—	1,444
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.40% (MT)	CIB	01/30/26	99,000	—	276
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.40% (MT)	CIB	02/18/26	29,000	—	(39)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.40% (MT)	CIB	10/08/25	60,000	—	2,523
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.40% (MT)	CIB	02/27/26	79,000	—	(904)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.40% (MT)	CIB	12/17/25	90,000	—	787
					—	24,977

‡Shiller Barclays CAPE US Sector Index aims to provide notional long exposure to the top four United States equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE Ratio (the "Relative CAPE Indicator") and that possess relatively strong price momentum over the period of six months. Each U.S. sector is represented by an ETF that invests primarily in equity securities of companies in the relevant sector. The components of the index are publicly available at

https://indices.cib.barclays/IM/12/en/indices/details.app;ticker=BXIICS2E

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DoubleLine Shiller Enhanced CAPE Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	649,496	—	649,496
Government And Agency Obligations	—	546,256	—	546,256
Corporate Bonds And Notes	—	234,744	4	234,748
Senior Floating Rate Instruments	—	30,110	—	30,110
Short Term Investments	38,997	—	—	38,997
	38,997	1,460,606	4	1,499,607
Assets - Investments in Other Financial Instruments[1]
OTC Total Return Swap Agreements	—	26,664	—	26,664
	—	26,664	—	26,664
Liabilities - Investments in Other Financial Instruments[1]
OTC Total Return Swap Agreements	—	(1,687)	—	(1,687)
	—	(1,687)	—	(1,687)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL/DoubleLine Total Return Fund
GOVERNMENT AND AGENCY OBLIGATIONS 57.2%
Mortgage-Backed Securities 34.6%
Federal Home Loan Mortgage Corporation
3.00%, 06/01/43 - 03/01/52	78,609	71,174
4.00%, 09/01/43 - 08/01/52	14,332	13,645
3.50%, 01/01/48	2,046	1,907
2.50%, 12/01/50 - 02/01/52	18,195	15,549
4.50%, 08/01/52	7,041	6,867
5.50%, 02/01/53 - 02/01/55	33,463	34,071
6.00%, 08/01/53 - 02/01/55	59,511	61,636
6.50%, 01/01/54	11,706	12,374
Federal National Mortgage Association, Inc.
4.50%, 04/01/26 - 06/01/52	11,336	11,060
6.18%, 12/01/28	8,282	8,677
2.48%, 11/01/29	16,239	15,230
1.90%, 05/01/30	9,934	9,063
4.65%, 05/01/30	13,450	13,640
5.45%, 01/01/31	6,907	7,100
5.81%, 06/01/31	22,946	23,784
2.63%, 04/01/32	62,149	55,926
1.83%, 11/01/33	6,300	5,253
3.00%, 03/01/35 - 04/01/51	42,132	37,867
3.50%, 09/01/43 - 04/01/52	37,922	35,125
4.00%, 01/01/48	1,816	1,742
2.50%, 09/01/50 - 03/01/51	57,532	49,163
2.00%, 10/01/50 - 02/01/51	24,479	19,987
5.00%, 08/01/52 - 05/01/53	23,339	23,473
5.50%, 05/01/53 - 02/01/55	47,124	47,994
6.00%, 02/01/54 - 02/01/55	20,949	21,716
Government National Mortgage Association
3.50%, 10/20/45	1,095	999
2.50%, 08/20/51	28,754	24,649
		629,671
Collateralized Mortgage Obligations 18.6%
Connecticut Avenue Securities Trust 2024-R04
Series 2024-1A1-R04, REMIC, 5.36%, (SOFR 30-Day Average + 1.00%), 05/25/44 (a)	13,646	13,667
Federal Home Loan Mortgage Corporation
Series UB-4247, REMIC, 3.00%, 09/15/33	5,937	5,672
Series EB-4247, REMIC, 3.50%, 09/15/33	3,183	3,095
Interest Only, Series SP-3770, REMIC, 2.01%, (6.39% - (SOFR 30-Day Average * 1)), 11/15/40 (a)	15	—
Interest Only, Series SM-3780, REMIC, 2.01%, (6.39% - (SOFR 30-Day Average * 1)), 12/15/40 (a)	3,837	371
Series SL-4061, REMIC, 0.00%, (6.86% - (SOFR 30-Day Average * 1.75)), 06/15/42 (a)	36	20
Series KM-4141, REMIC, 1.75%, 12/15/42	6,873	5,932
Series CS-4156, REMIC, 0.04%, (5.26% - (SOFR 30-Day Average * 1.2)), 01/15/43 (a)	3,279	2,426
Series 2023-M1B-HQA2, REMIC, 7.71%, (SOFR 30-Day Average + 3.35%), 06/25/43 (a)	3,000	3,113
Series UZ-4508, REMIC, 3.00%, 07/15/43	559	456
Series 2024-M2-DNA3, REMIC, 5.81%, (SOFR 30-Day Average + 1.45%), 10/25/44 (a)	8,450	8,458
Series LZ-4410, REMIC, 4.00%, 11/15/44	2,294	2,118
Series GZ-4612, REMIC, 3.00%, 09/15/46	21,861	19,565
Series MY-4677, REMIC, 3.50%, 04/15/47	8,228	7,203
Series DZ-4894, REMIC, 3.50%, 06/15/49	4,436	4,000
Interest Only, Series ID-5159, REMIC, 3.00%, 10/25/49	16,964	2,670
Series ZP-5028, REMIC, 1.50%, 10/25/50	6,981	3,194
Series NH-5250, REMIC, 3.00%, 08/25/52	24,493	21,103
Interest Only, Series MS-4291, REMIC, 1.41%, (5.79% - (SOFR 30-Day Average * 1)), 01/15/54 (a)	1,780	192
Series FB-5478, REMIC, 5.71%, (SOFR 30-Day Average + 1.35%), 02/25/54 (a)	15,413	15,480
Series FH-5470, REMIC, 5.56%, (SOFR 30-Day Average + 1.20%), 11/25/54 (a)	17,037	17,027
Series FP-5473, REMIC, 5.66%, (SOFR 30-Day Average + 1.30%), 11/25/54 (a)	17,306	17,336
Series FG-5507, REMIC, 5.76%, (SOFR 30-Day Average + 1.40%), 02/25/55 (a)	3,143	3,154
Series FA-5570, REMIC, 5.76%, (SOFR 30-Day Average + 1.40%), 05/25/55 (a)	4,151	4,167
Series FC-5539, REMIC, 5.86%, (SOFR 30-Day Average + 1.50%), 05/25/55 (a)	7,202	7,239
Series FC-5543, REMIC, 5.86%, (SOFR 30-Day Average + 1.50%), 06/25/55 (a)	17,681	17,772
Federal National Mortgage Association, Inc.
Interest Only, Series C55-426, 2.50%, 11/25/50	39,276	5,737
Interest Only, Series C26-437, 4.50%, 01/25/52	18,591	4,761
Interest Only, Series C60-426, 3.50%, 02/25/52	16,140	3,000
Interest Only, Series C8-437, 2.50%, 06/25/52	29,238	4,596
Series 2013-QZ-54, REMIC, 3.00%, 06/25/33	206	193
Interest Only, Series 2005-S-2, REMIC, 2.13%, (6.49% - (SOFR 30-Day Average * 1)), 02/25/35 (a)	1,630	104
Series 2010-KD-120, REMIC, 4.00%, 10/25/40	226	213
Series 2013-PB-59, REMIC, 2.00%, 09/25/41	848	818
Interest Only, Series 2011-ES-93, REMIC, 2.03%, (6.39% - (SOFR 30-Day Average * 1)), 09/25/41 (a)	661	60
Interest Only, Series 2018-ST-25, REMIC, 1.58%, (5.94% - (SOFR 30-Day Average * 1)), 03/25/42 (a)	4,742	359
Series 2012-BZ-14, REMIC, 4.00%, 03/25/42	539	519
Series 2012-CZ-87, REMIC, 3.00%, 08/25/42	8,594	7,846
Series 2014-GZ-85, REMIC, 3.00%, 12/25/44	13,873	12,757
Series 2018-LZ-38, REMIC, 3.50%, 06/25/48	18,482	15,659
Interest Only, Series 2021-MI-3, REMIC, 3.50%, 02/25/51	12,274	2,330
Government National Mortgage Association
Series 2012-Z-32, REMIC, 3.50%, 03/20/42	934	865
Interest Only, Series 2020-KI-16, REMIC, 3.50%, 02/20/50	8,589	1,800
Interest Only, Series 2021-IL-77, REMIC, 3.00%, 07/20/50	8,253	1,391
Interest Only, Series 2022-SA-22, REMIC, 0.00%, (3.60% - (SOFR 30-Day Average * 1)), 08/20/50 (a)	10,634	268
Interest Only, Series 2020-IE-160, REMIC, 2.50%, 10/20/50	33,026	4,797
Interest Only, Series 2020-MI-151, REMIC, 2.50%, 10/20/50	32,083	4,625
Interest Only, Series 2020-AI-173, REMIC, 2.50%, 11/20/50	13,128	2,056
Interest Only, Series 2020-SB-185, REMIC, 2.05%, (6.19% - (1 Month Term SOFR * 1)), 12/20/50 (a)	33,152	4,872
Interest Only, Series 2021-IM-15J, REMIC, 2.50%, 01/20/51	43,804	6,522
Interest Only, Series 2022-IA-218, REMIC, 2.50%, 01/20/51	24,902	3,344
Interest Only, Series 2021-IB-30, REMIC, 2.50%, 02/20/51	22,882	3,391
Interest Only, Series 2023-IO-19, REMIC, 2.50%, 02/20/51	36,094	5,211
Interest Only, Series 2021-IM-24, REMIC, 3.00%, 02/20/51	13,836	2,340
Interest Only, Series 2021-S-59, REMIC, 0.00%, (2.60% - (SOFR 30-Day Average * 1)), 04/20/51 (a)	15,164	127
Interest Only, Series 2021-SL-58, REMIC, 0.00%, (3.64% - (1 Month Term SOFR * 1)), 04/20/51 (a)	47,205	1,160
Interest Only, Series 2021-IA-116, REMIC, 2.50%, 06/20/51	16,792	2,436
Interest Only, Series 2021-IK-114, REMIC, 3.00%, 06/20/51	32,090	5,401
Series 2021-LZ-177, REMIC, 3.00%, 10/20/51	17,423	10,873
Interest Only, Series 2022-IO-83, REMIC, 2.50%, 11/20/51	35,942	5,303
Interest Only, Series 2021-IQ-209, REMIC, 3.50%, 11/20/51	17,524	3,379
Series 2022-Z-25, REMIC, 3.00%, 02/20/52	8,623	6,671
Interest Only, Series 2022-IO-204, REMIC, 3.50%, 04/20/52	19,264	3,167

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Government National Mortgage Association Guaranteed REMIC Pass-Through Securities, The
Series 2025-FE-42, REMIC, 5.91%, (SOFR 30-Day Average + 1.55%), 06/25/55 (a)	8,772	8,824
Government National Mortgage Association REMIC Trust 2020-095
Interest Only, Series 2020-IH-86, REMIC, 3.00%, 06/20/50	11,528	1,942
Interest Only, Series 2020-WI-86, REMIC, 3.00%, 06/20/50	23,985	4,030
		339,177
Commercial Mortgage-Backed Securities 3.0%
Federal National Mortgage Association, Inc.
Series 2022-A1X-M4, REMIC, 2.54%, 05/25/30 (a)	11,976	11,447
Interest Only, Series 2020-X1-M15, REMIC, 1.56%, 09/25/31 (a)	33,348	1,996
Interest Only, Series 2020-AX-M21, REMIC, 1.93%, 01/25/58 (a)	27,273	2,958
Government National Mortgage Association
Interest Only, Series 2021-IO-84, REMIC, 0.79%, 04/16/61 (a)	72,898	3,659
Interest Only, Series 2022-IO-14, REMIC, 0.65%, 12/16/61 (a)	36,519	1,651
Interest Only, Series 2021-IO-20, REMIC, 1.14%, 08/16/62 (a)	53,722	4,030
Interest Only, REMIC, 0.82%, 02/16/63 (a)	52,401	3,118
Interest Only, Series 2021-IO-52, REMIC, 0.72%, 04/16/63 (a)	64,177	3,300
Interest Only, Series 2021-IO-45, REMIC, 0.81%, 04/16/63 (a)	10,437	586
Interest Only, Series 2021-IO-22, REMIC, 0.97%, 05/16/63 (a)	17,362	1,142
Interest Only, Series 2021-IO-129, REMIC, 0.98%, 06/16/63 (a)	76,883	4,968
Interest Only, Series 2021-IO-79, REMIC, 0.86%, 08/16/63 (a)	38,481	2,308
Interest Only, Series 2022-IO-130, REMIC, 0.38%, 11/16/63 (a)	75,260	2,427
Interest Only, Series 2022-IO-118, REMIC, 0.64%, 06/16/64 (a)	28,384	1,321
Interest Only, Series 2025-IO-21, REMIC, 0.95%, 04/16/65 (a)	39,716	2,684
Interest Only, Series 2024-AI-170, REMIC, 0.76%, 10/16/65 (a)	49,268	3,110
Interest Only, Series 2024-IO-158, REMIC, 1.09%, 12/16/65 (a)	48,051	3,803
		54,508
U.S. Treasury Inflation Indexed Securities 1.0%
Treasury, United States Department of
0.38%, 07/15/27 (b)	5,652	5,613
1.63%, 10/15/27 (b)	7,318	7,433
0.50%, 01/15/28 (b)	5,684	5,616
		18,662
Total Government And Agency Obligations (cost $1,087,982)		1,042,018
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 40.8%
1345 Trust 2025-AOA
Series 2025-A-AOA, REMIC, 5.75%, (1 Month Term SOFR + 1.60%), 06/15/27 (a)	1,260	1,267
AASET 2024-1
Series 2024-A2-1A, 6.26%, 05/16/31 (c)	2,328	2,387
Series 2024-B-1A, 6.90%, 05/16/31 (c)	886	911
AASET 2024-2 Ltd
Series 2024-A-2A, 5.93%, 09/16/31 (c)	3,706	3,781
ABFC 2007-WMC1 Trust
Series 2007-A1A-WMC1, REMIC, 2.49%, (1 Month Term SOFR + 1.36%), 06/25/37 (a) (c) (d)	3,097	2,245
ACRES 2025-FL3, LLC
Series 2025-A-FL3, REMIC, 5.75%, (1 Month Term SOFR + 1.62%), 08/18/40 (a)	2,550	2,556
ACRES Commercial Realty 2021-FL1 Issuer, Ltd.
Series 2021-A-FL1, 5.40%, (1 Month Term SOFR + 1.26%), 10/20/36 (a)	313	313
Aircraft Lease Securitisation Limited
Series 2007-2F5-M1, REMIC, 6.45%, 12/25/28 (a) (c) (d)	2,045	1,745
Aligned Data Centers Issuer, LLC
Series 2021-A2-1A, 1.94%, 08/17/26	5,000	4,880
Series 2021-B-1A, 2.48%, 08/17/26	4,000	3,898
Series 2023-A2-1A, 6.00%, 08/15/28	1,500	1,517
Allegro CLO V-S Ltd
Series 2024-A1-2A, 5.82%, (3 Month Term SOFR + 1.50%), 07/24/37 (a)	3,000	3,014
Alternative Loan Trust 2005-43
Series 2005-A2-23CB, REMIC, 5.50%, 07/25/35	1,426	1,160
Alternative Loan Trust 2005-45
Series 2005-2A1-53T2, REMIC, 4.71%, 11/25/35 (a) (d)	12,096	7,474
Alternative Loan Trust 2006-15CB
Series 2006-1A7-23CB, REMIC, 6.00%, 08/25/36	907	897
Alternative Loan Trust 2006-19CB
Series 2006-A16-19CB, REMIC, 6.00%, 08/25/36	4,857	2,621
Alternative Loan Trust 2006-OC8
Series 2006-1A2-OC8, REMIC, 4.23%, (1 Month Term SOFR + 0.43%), 11/25/36 (a) (c) (d)	2,528	2,414
Alternative Loan Trust 2007-3T1
Series 2007-1A6-3T1, REMIC, 6.25%, 04/25/37	10,894	4,934
Alternative Loan Trust 2007-5CB
Interest Only, Series 2007-1A5-5CB, REMIC, 1.13%, (5.29% - (1 Month Term SOFR * 1)), 04/25/37 (a)	3,011	288
Series 2007-1A6-5CB, REMIC, 4.87%, (1 Month Term SOFR + 0.71%), 04/25/37 (a)	3,011	1,184
Angel Oak Mortgage Trust 2025-7
Series 2025-A3-7, REMIC, 5.92%, 06/25/29 (a) (c)	2,128	2,146
Series 2025-M1-7, REMIC, 6.35%, 06/25/29	3,800	3,849
Apidos CLO XLVIII Ltd
Series 2024-A1-48A, 5.76%, (3 Month Term SOFR + 1.44%), 07/27/37 (a)	2,000	2,010
Arbor Realty Collateralized Loan Obligation Ltd
Series 2022-A-FL1, 5.82%, (SOFR 30-Day Average + 1.45%), 01/15/37 (a)	1,326	1,326
Arbor Realty Commercial Real Estate Notes 2021-FL4, Ltd.
Series 2021-A-FL4, 5.60%, (1 Month Term SOFR + 1.46%), 11/17/36 (a)	1,404	1,404
Arbor Realty Commercial Real Estate Notes 2025-FL1, LLC
Series 2025-A-FL1, 5.49%, (1 Month Term SOFR + 1.35%), 02/20/29 (a)	2,500	2,502
ARDN 2025-ARCP Mortgage Trust
Series 2025-A-ARCP, REMIC, 5.79%, (1 Month Term SOFR + 1.75%), 06/15/27 (a)	1,270	1,272
AREIT 2024-CRE9 Ltd
Series 2024-A-CRE9, 5.83%, (1 Month Term SOFR + 1.69%), 01/17/29 (a) (c)	525	525
AREIT 2025-CRE10 LTD
Series 2025-A-CRE10, 5.53%, (1 Month Term SOFR + 1.38%), 07/19/38 (a)	2,710	2,715
Bain Capital Credit CLO 2022-6, Limited
Series 2022-A1R-6A, 5.70%, (3 Month Term SOFR + 1.37%), 01/22/38 (a)	1,500	1,505
Bain Capital Credit CLO 2024-6 Ltd
Series 2024-A1-6A, 5.66%, (3 Month Term SOFR + 1.33%), 01/21/38 (a)	5,000	5,022
Banc of America Alternative Loan Trust 2006-4
Series 2006-5CB1-4, REMIC, 6.50%, 05/25/36	2,242	2,066
Bank 2020-BNK25
Series 2020-AS-BN25, REMIC, 2.84%, 01/17/30	306	279
Bank5 2024-5YR10
Series 2024-B-5YR10, REMIC, 6.14%, 10/17/29	2,747	2,832
Battalion CLO XXIII Ltd.
Series 2022-A1R-23A, 5.74%, (3 Month Term SOFR + 1.42%), 10/15/37 (a)	1,000	1,005
BBCMS Mortgage Trust 2021-C10
Interest Only, Series 2021-XA-C10, REMIC, 1.21%, 07/17/54 (a)	20,967	1,063

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
BBCMS Mortgage Trust 2021-C11
Interest Only, Series 2021-XA-C11, REMIC, 1.33%, 09/17/54 (a)	41,457	2,186
BBCMS Mortgage Trust 2021-C12
Interest Only, Series 2021-XA-C12, REMIC, 0.92%, 11/18/54 (a)	12,093	463
BBCMS Mortgage Trust 2021-C9
Interest Only, Series 2021-XA-C9, REMIC, 1.57%, 02/18/54 (a)	34,671	2,151
BBCMS Mortgage Trust 2024-5C29
Series 2024-A3-5C29, REMIC, 5.21%, 09/17/29	2,629	2,697
BBCMS Mortgage Trust 2025-5C37
Series 2025-A3-5C37, REMIC, 5.02%, 09/15/58	2,512	2,570
BBCMS Trust 2018-CBM
Series 2018-A-CBM, REMIC, 5.20%, (1 Month Term SOFR + 1.05%), 07/15/37 (a) (c)	1,599	1,566
BDS 2024-FL13 LLC
Series 2024-A-FL13, 5.71%, (1 Month Term SOFR + 1.58%), 06/19/29 (a) (c)	2,600	2,613
Bear Stearns Asset Backed Securities I LLC
Series 2006-21A3-AC2, REMIC, 6.00%, 03/25/36	119	119
Benchmark 2018-B7 Mortgage Trust
Interest Only, Series 2018-XA-B7, REMIC, 0.40%, 05/16/53 (a)	83,782	804
Benchmark 2020-B19 Mortgage Trust
Interest Only, Series 2020-XA-B19, REMIC, 1.66%, 09/17/53 (a)	31,138	1,490
Benchmark 2021-B27 Mortgage Trust
Interest Only, Series 2021-XA-B27, REMIC, 1.23%, 07/17/54 (a)	19,656	948
Benchmark 2021-B29 Mortgage Trust
Interest Only, Series 2021-XB-B29, REMIC, 0.70%, 09/17/54 (a)	38,734	1,350
Benchmark 2024-V10 Mortgage Trust
Series 2024-A3-V10, REMIC, 5.28%, 09/17/29	2,650	2,722
Benchmark 2024-V9 Mortgage Trust
Series 2024-A3-V9, REMIC, 5.60%, 08/17/29	2,636	2,734
Benchmark 2025-V17 Mortgage Trust
Series 2025-A3-V17, REMIC, 5.07%, 08/16/30	2,505	2,560
Benefit Street Partners CLO XXXVII Ltd
Series 2024-A-37A, 5.67%, (3 Month Term SOFR + 1.35%), 01/25/38 (a)	500	502
BFLD Trust 2025-EWEST
Series 2025-C-EWEST, REMIC, 6.25%, (1 Month Term SOFR + 2.10%), 06/15/27 (a)	1,270	1,273
BlueMountain CLO 2014-2 Ltd
Series 2014-BR2-2A, 6.34%, (3 Month Term SOFR + 2.01%), 10/21/30 (a)	3,000	3,008
BMO 2024-5C7 Mortgage Trust
Series 2024-AS-5C7, REMIC, 5.89%, 11/19/57 (a)	1,834	1,887
Bojangles Issuer LLC
Series 2024-A2-1A, 6.58%, 11/20/29	2,000	2,031
BPR Trust 2021-TY
Series 2021-A-TY, REMIC, 5.32%, (1 Month Term SOFR + 1.16%), 09/15/38 (a)	1,700	1,699
BRAVO Residential Funding Trust 2020-RPL1
Series 2020-M1-RPL1, REMIC, 3.25%, 05/25/59 (a)	4,500	4,306
BRAVO Residential Funding Trust 2023-NQM5
Series 2023-A1-NQM5, REMIC, 6.51%, 06/25/63 (c)	11,046	11,126
Bridge Street CLO I Ltd
Series 2020-A1R-1A, 5.88%, (3 Month Term SOFR + 1.55%), 07/20/37 (a)	10,000	10,039
Bridge Street CLO IV Ltd
Series 2024-A-1A, 5.93%, (3 Month Term SOFR + 1.60%), 04/20/37 (a)	1,000	1,002
Bridgecrest Lending Auto Securitization Trust 2025-2
Series 2025-C-2, 5.17%, 01/18/28	2,000	2,030
BSTN Commercial Mortgage Trust 2025-HUB
Series 2025-A-HUB, REMIC, 0.00%, 04/15/41 (a)	1,240	1,240
BX Commercial Mortgage Trust 2021-VOLT
Series 2021-E-VOLT, REMIC, 6.26%, (1 Month Term SOFR + 2.11%), 09/15/36 (a)	417	416
BX Commercial Mortgage Trust 2021-XL2
Series 2021-A-XL2, REMIC, 4.95%, (1 Month Term SOFR + 0.80%), 10/15/38 (a)	741	740
BX Commercial Mortgage Trust 2022-LP2
Series 2022-A-LP2, REMIC, 5.16%, (1 Month Term SOFR + 1.01%), 02/15/39 (a)	835	834
BX Commercial Mortgage Trust 2025-BCAT
Series 2025-A-BCAT, REMIC, 5.53%, (1 Month Term SOFR + 1.38%), 08/16/27 (a)	1,207	1,209
BX Trust 2019-OC11
Series 2019-E-OC11, REMIC, 4.08%, 12/11/29 (a)	1,860	1,702
CAL Funding IV Ltd.
Series 2020-A-1A, REMIC, 2.22%, 03/27/28	1,718	1,637
Carlyle US CLO 2017-2, Ltd.
Series 2017-AR2-2A, 5.82%, (3 Month Term SOFR + 1.49%), 07/20/37 (a)	2,500	2,510
Carrington Mortgage Loan Trust, Series 2007-RFC1
Series 2007-A3-RFC1, REMIC, 4.17%, (1 Month Term SOFR + 0.25%), 09/25/36 (a) (c) (d)	1,791	1,760
Carval CLO IX-C Ltd.
Series 2024-A-1A, 6.01%, (3 Month Term SOFR + 1.68%), 04/20/37 (a)	1,000	1,004
Carval CLO X-C Ltd.
Series 2024-A-2A, 5.79%, (3 Month Term SOFR + 1.46%), 07/20/37 (a)	4,000	4,016
CBAM 2017-1 Ltd
Series 2017-AR2-1A, 5.66%, (3 Month Term SOFR + 1.39%), 01/20/38 (a)	3,000	3,014
CBAM 2017-2 Ltd
Series 2017-BR-2A, 6.43%, (3 Month Term SOFR + 2.11%), 07/17/34 (a)	1,500	1,501
CD 2017-CD6 Mortgage Trust
Series 2017-C-CD6, REMIC, 4.27%, 11/15/27 (a)	243	227
Cedar Funding IX CLO Ltd
Series 2018-AR-9A, 5.75%, (3 Month Term SOFR + 1.42%), 07/20/37 (a)	1,000	1,003
CENT 2025-CITY
Series 2025-A-CITY, REMIC, 5.09%, (1 Month Term SOFR + 5.09%), 07/12/30 (a)	1,703	1,714
CFCRE 2016-C4 Mortgage Trust
Interest Only, Series 2016-XA-C4, REMIC, 1.50%, 05/10/58 (a)	45,837	163
Chase Mortgage Finance Trust Series 2006-S2
Series 2006-2A1-S2, REMIC, 6.00%, 10/25/36	6,298	2,248
CHL Mortgage Pass-Through Trust 2006-18
Series 2006-1A35-20, REMIC, 6.00%, 02/25/37	1,893	855
CHL Mortgage Pass-Through Trust 2007-8
Series 2007-1A5-8, REMIC, 5.44%, 01/25/38	2,122	817
CIM Trust 2023-R4
Series 2023-A1-R4, REMIC, 5.00%, 05/25/62	6,210	6,244
Citigroup Commercial Mortgage Trust 2016-GC36
Interest Only, Series 2016-XA-GC36, REMIC, 1.16%, 02/12/49 (a)	14,117	34
Citigroup Commercial Mortgage Trust 2016-P3
Interest Only, Series 2016-XA-P3, REMIC, 1.64%, 04/16/49 (a)	12,636	86
Citigroup Mortgage Loan Trust 2007-AR8
Series 2007-1A1A-AR8, REMIC, 3.68%, 07/25/47 (a)	1,154	984
Citigroup Mortgage Loan Trust 2021-JL1
Series 2021-A-JL1, REMIC, 2.75%, 02/25/62 (a)	614	590
CLI Funding IX LLC
Series 2025-A-1A, 5.35%, 06/22/37	1,949	1,956
Cmalt (Citimortgage Alternative Loan Trust), Series 2006-A4
Series 2006-1A1-A4, REMIC, 6.00%, 09/25/36	931	832
CMALT (Citimortgage Alternative Loan Trust), Series 2007-A5
Series 2007-1A11-A5, REMIC, 6.00%, 05/25/37	679	637

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
COLT 2023-1 Mortgage Loan Trust
Series 2023-A1-1, REMIC, 6.05%, 04/25/68 (c)	4,272	4,294
COLT 2023-2 Mortgage Loan Trust
Series 2023-A1-2, REMIC, 6.60%, 07/25/68 (c)	2,955	2,978
COMM 2013-CCRE12 Mortgage Trust
Interest Only, Series 2013-XA-CR12, REMIC, 0.50%, 10/15/46 (a)	2,174	12
COMM 2015-CCRE26 Mortgage Trust
Interest Only, Series 2015-XA-CR26, REMIC, 0.87%, 10/13/48 (a)	2,559	—
COMM 2015-DC1 Mortgage Trust
Interest Only, Series 2015-XA-DC1, REMIC, 0.57%, 02/12/48 (a)	1,899	2
COMM 2016-DC2 Mortgage Trust
Series 2016-C-DC2, REMIC, 4.67%, 02/12/26 (a)	1,340	1,320
Interest Only, Series 2016-XA-DC2, REMIC, 0.83%, 02/12/49 (a)	9,766	—
COMM 2018-HCLV Mortgage Trust
Series 2018-A-HCLV, REMIC, 5.45%, (1 Month Term SOFR + 1.30%), 09/15/33 (a)	2,125	1,955
CommonBond Student Loan Trust 2018-B-GS
Series 2018-C-BGS, REMIC, 4.12%, 08/25/28	85	75
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-7A1-11, REMIC, 6.00%, 12/25/35	4,936	2,478
Credit Suisse Securities (USA) LLC
Series 2005-3A2-9, REMIC, 6.00%, 10/25/35	4,023	1,166
Series 2006-2A3-2, REMIC, 6.00%, 03/25/36	2,235	883
CSAIL 2015-C1 Commercial Mortgage Trust
Interest Only, Series 2015-XA-C1, REMIC, 0.17%, 04/15/50 (a)	1,106	—
CSAIL 2015-C4 Commercial Mortgage Trust
Series 2015-C-C4, REMIC, 4.76%, 11/18/25 (a)	1,911	1,889
CSAIL 2019-C16 Commercial Mortgage Trust
Interest Only, Series 2019-XA-C16, REMIC, 1.53%, 06/17/52 (a)	8,636	393
CSMC 2019-RPL1 Trust
Series 2018-PT-SP3, REMIC, 4.45%, 09/25/58 (a)	13,443	11,716
CSMC 2020-SPT1 Trust
Series 2020-M1-SPT1, REMIC, 3.39%, 04/25/65 (a)	7,000	6,760
CSMC 2021-B33
Series 2021-A1-B33, REMIC, 3.05%, 10/10/31	863	808
Series 2021-A2-B33, REMIC, 3.17%, 10/10/31	2,130	1,908
CSMC 2021-RPL3 Trust
Series 2021-A1-RPL3, REMIC, 2.00%, 01/25/60 (a)	6,998	6,217
Databank Issuer, LLC
Series 2021-A2-1A, 2.06%, 02/25/26	2,000	1,973
DBJPM 2016-C1 Mortgage Trust
Interest Only, Series 2016-XA-C1, REMIC, 1.34%, 05/12/49 (a)	19,108	6
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-2
Series 2007-2A1-2, REMIC, 2.95%, (1 Month Term SOFR + 0.41%), 09/25/47 (a) (c) (d)	8,831	7,716
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-Ar1
Series 2006-1A3-AR1, REMIC, 4.44%, (1 Month Term SOFR + 0.77%), 02/25/36 (a) (c) (d)	6,719	6,394
Series 2006-A2B-AB1, REMIC, 4.48%, 02/25/36 (a) (d)	2,620	2,429
DOLP Trust 2021-NYC
Series 2021-D-NYC, REMIC, 3.70%, 05/12/31	550	469
Empower CLO 2024-1 Ltd
Series 2024-A1-1A, 5.92%, (3 Month Term SOFR + 1.60%), 04/27/37 (a)	5,000	5,019
Extended Stay America Trust 2021-ESH
Series 2021-A-ESH, REMIC, 5.34%, (1 Month Term SOFR + 1.19%), 07/15/38 (a)	2,277	2,277
First Franklin Mortgage Loan Trust, Series 2007-FF2
Series 2007-A1-FF2, REMIC, 1.93%, (1 Month Term SOFR + 0.25%), 03/25/37 (a) (c) (d)	4,781	2,576
First Horizon Mortgage Pass-Through Trust 2006-AR1
Series 2006-1A2-FA2, REMIC, 6.00%, 05/25/36	2,472	936
FMC GMSR Issuer Trust
Series 2021-A-GT1, 3.62%, 07/25/26 (c)	10,500	10,047
Series 2021-A-GT2, 3.85%, 10/25/26	11,300	10,843
FS Rialto 2021-FL2 Issuer, Ltd.
Series 2021-A-FL2, 5.48%, (1 Month Term SOFR + 1.33%), 05/18/38 (a) (c)	1,656	1,655
Global SC Finance VI SRL
Series 2020-A-1A, 2.17%, 10/17/40	898	858
Goodgreen 2020-1 Trust
Series 2020-A-1A, 2.63%, 04/15/55	2,137	1,785
GoodLeap Home Improvement Solutions Trust 2024-1
Series 2024-A-1A, REMIC, 5.35%, 04/20/33	1,064	1,078
Grace Trust
Series 2020-D-GRCE, REMIC, 2.68%, 12/12/30 (a)	1,845	1,608
Greystone CRE Notes 2021-FL3, Ltd.
Series 2021-A-FL3, 5.28%, (1 Month Term SOFR + 1.13%), 07/15/39 (a)	213	213
GS Mortgage Securities Corp Trust 2018-TWR
Series 2018-A-TWR, REMIC, 5.35%, (1 Month Term SOFR + 1.20%), 07/15/31 (a) (c)	436	339
Series 2018-D-TWR, REMIC, 6.05%, (1 Month Term SOFR + 1.90%), 07/15/31 (a) (c)	1,000	135
Series 2018-E-TWR, REMIC, 6.55%, (1 Month Term SOFR + 2.40%), 07/15/31 (a) (c)	1,000	104
Series 2018-F-TWR, REMIC, 7.25%, (1 Month Term SOFR + 3.10%), 07/15/31 (a) (c)	1,000	84
Series 2018-G-TWR, REMIC, 8.37%, (1 Month Term SOFR + 4.22%), 07/15/31 (a) (c)	1,000	120
GS Mortgage Securities Corp.
Series 2006-AF5B-7, REMIC, 4.80%, 03/25/46 (a) (c) (d)	3,581	1,288
GS Mortgage Securities Trust 2014-GC24
Interest Only, Series 2014-XA-GC24, REMIC, 0.28%, 09/12/47 (a)	2,720	1
GS Mortgage Securities Trust 2015-GC34
Series 2015-B-GC34, REMIC, 0.00%, 10/10/25 (a) (d)	782	455
Interest Only, Series 2015-XA-GC34, REMIC, 0.96%, 10/13/48 (a)	6,099	—
GS Mortgage Securities Trust 2015-GS1
Series 2015-AS-GS1, REMIC, 4.04%, 11/13/25 (a)	2,462	2,412
Interest Only, Series 2015-XA-GS1, REMIC, 0.50%, 11/13/48 (a)	4,730	3
GS Mortgage Securities Trust 2016-GS3
Interest Only, Series 2016-XA-GS3, REMIC, 1.16%, 10/13/49 (a)	21,235	107
GS Mortgage Securities Trust 2017-GS7
Interest Only, Series 2017-C-2, REMIC, 1.02%, 08/12/50 (a)	30,546	394
GS Mortgage Securities Trust 2018-GS9
Series 2018-C-GS9, REMIC, 4.34%, 03/10/28 (a)	2,000	1,661
GS Mortgage Securities Trust 2019-GC38
Interest Only, Series 2019-XA-GC38, REMIC, 1.01%, 02/12/52 (a)	36,965	1,032
GS Mortgage Securities Trust 2020-GC45
Interest Only, Series 2020-XA-GC45, REMIC, 0.61%, 02/14/53 (a)	45,392	961
GSR Mortgage Loan Trust 2006-OA1
Series 2006-3A2-OA1, REMIC, 1.24%, (COFI 11D (11th District Cost of Funds) + 1.50%), 08/25/46 (a) (d)	12,564	1,933
GWT Commercial Mortgage Trust 2024-WLF2
Series 2024-A-WLF2, REMIC, 5.84%, (1 Month Term SOFR + 1.69%), 05/15/26 (a)	2,500	2,505
Halcyon Loan Advisors Funding 2013-2 Ltd.
Series 2013-D-2A, 8.36%, (3 Month Term SOFR + 4.06%), 08/01/26 (a)	54	54
HalseyPoint CLO II, Ltd.
Series 2020-AR-2A, 5.85%, (3 Month Term SOFR + 1.52%), 07/20/37 (a)	6,000	6,016

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
HERO Funding Trust 2016-4A
Series 2016-A2-4A, REMIC, 4.29%, 09/20/37	1,297	1,194
Home Partners of America 2018-1 Trust
Series 2021-D-1, REMIC, 2.48%, 09/19/29	2,152	1,957
Series 2021-E-1, REMIC, 2.58%, 09/19/29	984	890
Series 2021-F-1, REMIC, 3.33%, 09/19/29	1,133	1,037
HOMES Trust
Series 2023-A1-NQM2, REMIC, 6.46%, 02/25/68 (c)	3,403	3,418
Horizon Aircraft Finance III Limited
Series 2024-A-I, 5.38%, 09/15/31 (c)	2,375	2,394
HSI Asset Securitization Corporation Trust 2007-NC1
Series 2007-A2-NC1, REMIC, 2.84%, (1 Month Term SOFR + 0.25%), 04/25/37 (a) (c) (d)	1,746	1,149
Series 2007-A4-NC1, REMIC, 2.84%, (1 Month Term SOFR + 0.39%), 04/25/37 (a) (c) (d)	8,216	5,451
INCREF 2025-FL1 LLC
Series 2025-A-FL1, 5.86%, (1 Month Term SOFR + 1.73%), 10/22/42 (a)	2,530	2,539
IndyMac INDA Mortgage Loan Trust 2006-AR2
Series 2006-4A1-AR2, REMIC, 4.31%, 09/25/36 (a)	503	477
IndyMac MBS, Inc.
Series 2005-A6-A8CB, REMIC, 5.00%, 07/25/35	6,273	3,201
Ixis Real Estate Capital Trust 2006-HE1
Series 2006-A4-HE1, REMIC, 0.84%, (1 Month Term SOFR + 0.71%), 03/25/36 (a) (c) (d)	3,863	1,919
J.P. Morgan Chase Commercial Mortgage Securities Trust 2022-NLP
Series 2022-A-NLP, REMIC, 5.00%, (1 Month Term SOFR + 0.85%), 04/15/37 (a)	2,636	2,600
J.P. Morgan Mortgage Acquisition Trust 2006-HE3
Series 2006-A3-HE3, REMIC, 3.63%, (1 Month Term SOFR + 0.33%), 01/25/34 (a) (c) (d)	3,944	3,709
Series 2006-A4-HE3, REMIC, 3.63%, (1 Month Term SOFR + 0.43%), 07/25/36 (a) (c) (d)	1,474	1,391
Series 2006-A5-HE3, REMIC, 3.63%, (1 Month Term SOFR + 0.59%), 11/25/36 (a) (c) (d)	3,812	3,595
Series 2006-A5-WMC4, REMIC, 1.95%, (1 Month Term SOFR + 0.32%), 12/25/36 (a) (c) (d)	19,340	9,623
J.P. Morgan Resecuritization Trust, Series 2009-10 Trust
Series 2009-4A2-10, REMIC, 1.24%, 03/26/37 (a)	790	880
JPMBB Commercial Mortgage Securities Trust 2015-C33
Series 2015-C-C33, REMIC, 4.68%, 11/18/25 (a)	2,224	2,131
JPMCC Commercial Mortgage Securities Trust 2016-JP2
Series 2016-B-JP2, REMIC, 3.46%, 07/17/26	5,081	4,694
JPMDB Commercial Mortgage Securities Trust 2016-C2
Interest Only, Series 2016-XA-C2, REMIC, 1.46%, 06/17/49 (a)	17,116	89
JPMDB Commercial Mortgage Securities Trust 2019-COR6
Series 2019-AS-COR6, REMIC, 3.41%, 11/15/29	4,415	3,861
JPMDB Commercial Mortgage Securities Trust 2020-COR7
Interest Only, Series 2020-XA-COR7, REMIC, 1.65%, 05/15/53 (a)	34,578	1,658
Katayma CLO I, Ltd.
Series 2023-A1-1A, 6.33%, (3 Month Term SOFR + 2.00%), 10/20/36 (a)	5,000	5,009
Series 2023-B-1A, 6.98%, (3 Month Term SOFR + 2.65%), 10/20/36 (a)	1,000	1,002
Katayma CLO II, Ltd.
Series 2024-A1-2A, 5.98%, (3 Month Term SOFR + 1.65%), 04/20/37 (a)	1,000	1,002
KREF 2021-FL2 Ltd.
Series 2021-A-FL2, 5.33%, (1 Month Term SOFR + 1.18%), 02/17/39 (a) (c)	1,439	1,438
Labrador Aviation Finance Limited
Series 2016-A1-1A, 4.30%, 01/15/42 (c)	7,447	7,193
LFT CRE 2021-FL1 LLC
Series 2021-A-FL1, 5.43%, (1 Month Term SOFR + 1.28%), 06/17/39 (a)	834	834
Series 2021-B-FL1, 6.01%, (1 Month Term SOFR + 1.86%), 06/17/39 (a)	2,600	2,587
LoanCore 2025-CRE8 Issuer LLC
Series 2025-A-CRE8, 5.60%, (1 Month Term SOFR + 1.45%), 11/01/29 (a)	2,710	2,717
LSTAR Commercial Mortgage Trust 2017-5
Interest Only, Series 2017-X-5, REMIC, 0.87%, 03/11/50 (a)	29,493	188
Luminace Abs-2024 Issuer LLC
Series 2024-A-1, 5.87%, 10/30/31	1,175	1,192
MAD Commercial Mortgage Trust 2025-11MD
Series 2025-C-11MD, REMIC, 5.63%, 10/11/42	1,250	1,249
Magnetite XL, Limited
Series 2024-A1-40A, 5.77%, (3 Month Term SOFR + 1.45%), 07/15/37 (a)	2,000	2,009
Marble Point CLO XXV Ltd
Series 2022-A1R-2A, 6.26%, (3 Month Term SOFR + 1.93%), 10/20/36 (a)	2,000	2,003
Series 2022-BR-2A, 7.18%, (3 Month Term SOFR + 2.85%), 10/20/36 (a)	1,000	1,002
Master Asset Securitization Trust
Series 2006-1A13-1, REMIC, 5.75%, 05/25/36	1,703	1,003
MASTR Adjustable Rate Mortgages Trust 2007-R5
Series 2007-A1-R5, REMIC, 5.57%, 11/25/35 (a)	8,226	3,763
MASTR Alternative Loan Trust 2007-1
Series 2007-2A1-1, REMIC, 6.50%, 10/25/36	2,578	752
Merrill Lynch Alternative Note Asset Trust, Series 2007-AF1
Series 2007-1A1-OAR5, REMIC, 3.40%, 10/25/47 (a)	9,552	2,559
Merrill Lynch Mortgage Capital Inc.
Series 2006-A1-AR1, REMIC, 1.31%, (1 Month Term SOFR + 0.44%), 03/25/37 (a) (c) (d)	27,210	9,280
Merrill Lynch Mortgage Investors Trust, Series 2006-HE3
Series 2006-A3-HE3, REMIC, 1.00%, (1 Month Term SOFR + 0.41%), 06/25/37 (a) (c) (d)	16,078	4,093
MF1 2021-FL7 Ltd.
Series 2021-A-FL7, 5.33%, (1 Month Term SOFR + 1.19%), 10/21/36 (a)	881	881
MF1 2022-FL8 Ltd.
Series 2022-A-FL8, 5.74%, (1 Month Term SOFR + 1.35%), 02/20/37 (a)	676	676
MF1 2024-FL15 LLC
Series 2024-A-FL15, 5.84%, (1 Month Term SOFR + 1.69%), 08/18/41 (a)	2,500	2,508
MF1 2025-FL17 LLC
Series 2025-A-FL17, 5.46%, (1 Month Term SOFR + 1.32%), 02/21/40 (a)	2,710	2,715
MFA 2023-NQM3 Trust
Series 2023-A1-NQM3, REMIC, 6.62%, 07/25/68 (c)	9,590	9,679
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19
Series 2014-C-C19, REMIC, 4.00%, 12/17/47	641	614
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28
Interest Only, Series 2016-XA-C28, REMIC, 1.09%, 01/15/49 (a)	14,565	—
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30
Interest Only, Series 2016-XA-C30, REMIC, 1.24%, 09/17/49 (a)	14,282	111
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31
Series 2016-C-C31, REMIC, 4.24%, 10/19/26 (a)	2,360	2,104
Morgan Stanley Capital I Trust 2019-L3
Series 2019-AS-L3, REMIC, 3.49%, 11/16/29 (a)	3,847	3,618
Interest Only, Series 2019-XA-L3, REMIC, 0.60%, 11/18/52 (a)	65,458	1,434

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Morgan Stanley Capital I Trust 2024-NSTB
Series 2024-A-NSTB, REMIC, 3.90%, 07/25/32 (a)	2,512	2,490
Morgan Stanley Mortgage Loan Trust 2006-16AX
Series 2006-A2C-WMC2, REMIC, 0.76%, (1 Month Term SOFR + 0.41%), 07/25/36 (a) (c) (d)	16,893	6,057
Morgan Stanley Mortgage Loan Trust 2007-12
Series 2007-3A22-12, REMIC, 6.00%, 08/25/37	1,082	362
Morgan Stanley Mortgage Loan Trust 2007-8XS
Series 2007-A1-8XS, REMIC, 1.27%, 04/25/37 (a) (d)	908	478
Mosaic Solar Loan Trust 2020-1
Series 2020-B-1A, 3.10%, 11/22/32	1,242	1,092
MP CLO VIII Ltd
Series 2015-ARR-2A, 5.78%, (3 Month Term SOFR + 1.46%), 04/28/34 (a)	1,500	1,501
MRCD 2019-PARK Mortgage Trust
Series 2019-F-PARK, REMIC, 2.72%, 12/15/36	1,018	634
Nassau 2018-I Ltd.
Series 2018-A-IA, 5.73%, (3 Month Term SOFR + 1.41%), 07/15/31 (a)	319	319
Natixis Commercial Mortgage Securities Trust 2020-2PAC
Series 2020-D-2PAC, REMIC, 3.75%, 12/16/38	4,415	3,833
NBC Funding LLC
Series 2024-A2-1A, 6.75%, 07/30/31	1,493	1,534
New Residential Mortgage Loan Trust 2020-RPL1
Series 2020-M2-RPL1, REMIC, 3.50%, 11/25/59 (a)	5,300	4,720
NJ 2025-WBRK Mortgage Trust
Series 2025-A-WBRK, REMIC, 5.87%, 03/07/30	1,814	1,881
Nomura Asset Acceptance Corporation, Alternative Loan Trust, Series 2005-AR4
Series 2006-3A-AR1, REMIC, 4.90%, 02/25/36 (a)	396	273
Nomura Resecuritization Trust 2011-4R
Series 2011-2A10-4RA, REMIC, 4.02%, 07/26/41 (a)	5,212	4,534
NP SPE II LLC
Series 2019-A2-1A, 3.24%, 09/20/26	7,474	7,351
OBX 2022-NQM7 Trust
Series 2022-A1-NQM7, REMIC, 5.11%, 08/25/62 (c)	3,284	3,279
OBX 2023-NQM3 Trust
Series 2023-A1-NQM3, REMIC, 5.95%, 02/25/63 (a) (c)	3,151	3,155
OBX 2023-NQM4 Trust
Series 2023-A1-NQM4, REMIC, 6.11%, 03/25/63 (c)	2,779	2,787
OCP CLO 2017-13 Ltd
Series 2017-AR2-13A, 5.67%, (3 Month Term SOFR + 1.34%), 11/26/37 (a)	1,000	1,003
PR Mortgage Loan Trust
Series 2014-APT-1, REMIC, 5.86%, 09/25/47 (a)	4,073	3,932
PRET 2024-NPL6, LLC
Series 2024-A1-NPL6, REMIC, 5.93%, 09/25/54 (c)	12,745	12,748
PRET 2024-NPL9, LLC
Series 2024-A1-NPL9, 5.85%, 12/25/27 (c)	7,191	7,197
Pret 2025-NPL7 LLC
Series 2025-A1-NPL7, 5.66%, 07/25/55 (c)	4,891	4,903
Pretium Mortgage Credit Partners LLC
Series 2021-A1-RN2, 4.74%, 07/25/51 (a) (c)	2,049	2,049
Progress Residential 2021-SFR3 Trust
Series 2021-E2-SFR3, REMIC, 2.69%, 05/19/26	8,500	8,399
Progress Residential 2021-SFR5 Trust
Series 2021-E1-SFR5, REMIC, 2.21%, 07/17/26	15,840	15,572
Progress Residential 2021-SFR8 Trust
Series 2021-E2-SFR8, REMIC, 2.53%, 10/19/26	5,100	4,991
PRPM 2024-6, LLC.
Series 2024-A1-6, REMIC, 5.70%, 11/25/27 (c)	9,008	9,010
PRPM 2024-7 LLC
Series 2024-A1-7, 5.87%, 11/25/27 (c)	2,006	2,006
PRPM 2025-5, LLC
Series 2025-A1-5, 5.73%, 07/25/30 (c)	7,089	7,087
QTS Issuer ABS II LLC
Series 2025-B-1A, 5.78%, 10/05/55	3,500	3,479
RALI Series 2006-QS4 Trust
Series 2006-A4-QS4, REMIC, 6.00%, 04/25/36	1,239	992
RALI Series 2006-QS5 Trust
Series 2006-A4-QS5, REMIC, 6.00%, 05/25/36	1,228	1,010
Rate Adjustable Mortgage Trust
Series 2005-6A21-4, REMIC, 4.94%, 08/25/35 (a)	2,625	2,261
RBSGC Mortgage Loan Trust 2007-B
Series 2007-1A4-B, REMIC, 4.72%, (1 Month Term SOFR + 0.56%), 12/25/36 (a)	2,307	1,238
Interest Only, Series 2007-1A6-B, REMIC, 1.78%, (5.94% - (1 Month Term SOFR * 1)), 01/25/37 (a)	2,307	248
RBSGC Mortgage Loan Trust, 2007-A
Series 2007-2A1-A, REMIC, 6.75%, 01/25/37	2,212	2,089
Research-Driven Pagaya Motor Trust 2025-3
Series 2025-A2-3A, 5.15%, 06/25/27	2,800	2,813
Residential Accredit Loans, Inc.
Series 2006-A21-QA1, REMIC, 5.18%, 01/25/36 (a)	3,755	2,719
Residential Asset Securitization Trust 2006-A12
Series 2006-A1-A12, REMIC, 6.25%, 11/25/36	9,075	3,325
Residential Asset Securitization Trust 2006-A6
Series 2006-2A11-A6, REMIC, 6.00%, 07/25/36	2,383	1,159
Residential Asset Securitization Trust 2007-A3
Series 2007-1A1-A3, REMIC, 4.72%, (1 Month Term SOFR + 0.56%), 04/25/37 (a)	4,991	1,873
Series 2007-1A2-A3, REMIC, 13.63%, (45.51% - (1 Month Term SOFR * 7.67)), 04/25/37 (a)	651	750
Residential Asset Securitization Trust 2007-A6
Series 2007-2A1-A6, REMIC, 6.50%, 06/25/37	2,916	541
Residential Asset Securitization Trust 2007-A8
Series 2007-1A1-A8, REMIC, 6.00%, 08/25/37	15,333	7,456
RFMSI Series 2006-S6 Trust
Series 2006-A14-S6, REMIC, 6.00%, 07/25/36	143	127
RFMSI Series 2007 S7 Trust
Series 2007-A20-S7, REMIC, 6.00%, 07/25/37	911	757
RFMSI Series 2007-S2 Trust
Series 2007-A4-S2, REMIC, 6.00%, 02/25/37	467	354
RFMSI Series 2007-S4 Trust
Series 2007-A2-S4, REMIC, 6.00%, 04/25/37	584	482
RFMSI Series 2007-S5 Trust
Series 2007-A2-S5, REMIC, 6.00%, 05/25/37	3,776	3,144
ROCK Trust 2024-CNTR
Series 2024-A-CNTR, REMIC, 5.39%, 11/15/41	1,376	1,411
Rockford Tower CLO 2024-1 Ltd
Series 2024-A1-1A, 5.94%, (3 Month Term SOFR + 1.61%), 04/20/37 (a)	2,000	2,006
Sapphire Aviation Finance II Limited
Series 2020-A-1A, 3.23%, 03/15/27 (c)	4,922	4,706
Securitized Asset Backed Receivables LLC Trust 2006-Nc3
Series 2006-A2B-NC3, REMIC, 1.06%, (1 Month Term SOFR + 0.41%), 09/25/36 (a) (c) (d)	15,418	5,010
SFO Commercial Mortgage Trust 2021-555
Series 2021-B-555, REMIC, 5.77%, (1 Month Term SOFR + 1.61%), 05/15/28 (a)	1,330	1,318
Shenton Aircraft Investment I Limited
Series 2015-A-1A, 4.75%, 11/15/27	4,779	4,629
SLG Office Trust 2021-OVA
Series 2021-E-OVA, REMIC, 2.85%, 07/17/31	2,180	1,846
SoFi Consumer Loan Program 2021-1 Trust
Series 2021-PT1-1, 10.37%, 05/25/30 (a)	210	206
SoFi Consumer Loan Program 2025-2 Trust
Series 2025-C-2, 5.22%, 06/25/34	5,000	5,048
SoFi Professional Loan Program 2017-F LLC
Series 2017-BFX-F, 3.62%, 05/25/27	8,000	7,580

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Sound Point CLO 38, Ltd.
Series 2024-A1-38A, 5.80%, (3 Month Term SOFR + 1.60%), 02/20/37 (a)	1,500	1,503
Sound Point CLO IV-R, Ltd.
Series 2013-A-3RA, 5.74%, (3 Month Term SOFR + 1.41%), 04/18/31 (a) (e)	1,311	1,310
Sound Point CLO IX Ltd
Series 2015-BRRR-2A, 6.39%, (3 Month Term SOFR + 2.06%), 07/20/32 (a)	850	851
Sound Point CLO XXI Ltd
Series 2018-A1AR-3A, 5.61%, (3 Month Term SOFR + 1.30%), 10/27/31 (a)	1,803	1,803
Sound Point CLO XXIII
Series 2019-AR-2A, 5.75%, (3 Month Term SOFR + 1.43%), 07/17/34 (a)	2,000	2,003
Sound Point CLO XXIX Ltd
Series 2021-A-1A, 5.65%, (3 Month Term SOFR + 1.33%), 04/25/34 (a)	1,000	1,001
Starm Mortgage Loan Trust 2007-2
Series 2007-4A1-2, REMIC, 6.82%, 04/25/37 (a)	365	173
Starwood Mortgage Residential Trust 2021-2
Series 2021-B1-2, REMIC, 2.75%, 05/25/65 (a)	5,537	4,830
Steele Creek CLO 2016-1, Ltd.
Series 2016-AR-1A, 5.42%, (3 Month Term SOFR + 1.38%), 06/16/31 (a) (e)	301	301
Structured Adjustable Rate Mortgage Loan Trust 2005-3XS
Series 2005-2A-21, REMIC, 5.63%, 11/25/35 (a)	2,430	1,992
Structured Asset Investment Loan Trust 2006-3
Series 2006-A1-3, REMIC, 1.89%, (1 Month Term SOFR + 0.27%), 06/25/36 (a) (c) (d)	4,394	2,715
Structured Asset Investment Loan Trust 2006-4
Series 2006-A5-4, REMIC, 1.54%, (1 Month Term SOFR + 0.42%), 07/25/36 (a) (c) (d)	20,500	7,165
Structured Asset Investment Loan Trust 2006-BNC3
Series 2006-A1-BNC3, REMIC, 0.80%, (1 Month Term SOFR + 0.29%), 09/25/36 (a) (c) (d)	4,528	2,651
Structured Asset Securities Corporation
Series 2005-1A1-5, REMIC, 5.75%, 04/25/35	4,834	2,450
STWD 2021-FL2, Ltd.
Series 2021-A-FL2, 5.45%, (1 Month Term SOFR + 1.31%), 04/16/38 (a) (c)	2,275	2,275
Sunnova Helios III Issuer, LLC
Series 2019-A-AA, 3.75%, 06/20/29	1,443	1,334
Sunnova Sol II Issuer, LLC
Series 2020-A-2A, 2.73%, 10/30/30	3,255	2,735
Switch ABS Issuer, LLC
Series 2024-A2-2A, 5.44%, 06/25/54	2,200	2,211
Taco Bell Funding, LLC
Series 2021-A23-1A, 2.54%, 08/25/31	3,930	3,415
Tesla Sustainable Energy Trust 2024-1
Series 2024-A3-1A, 5.29%, 12/22/31	2,450	2,464
Tricon Residential 2025-SFR2 Trust
Series 2025-A-SFR2, 5.20%, 07/31/44	3,348	3,396
Trinity Rail Leasing 2010 LLC
Series 2010-A-1A, 5.19%, 01/16/31 (e)	2,198	2,190
TRTX 2021-FL4 Issuer, Ltd.
Series 2021-A-FL4, 5.46%, (1 Month Term SOFR + 1.31%), 03/17/38 (a) (c)	444	444
TRTX 2022-FL5 Issuer, Ltd.
Series 2022-A-FL5, 6.03%, (1 Month Term SOFR + 1.65%), 02/17/39 (a) (c)	2,322	2,322
UBS Commercial Mortgage Trust 2017-C1
Interest Only, Series 2017-XA-C1, REMIC, 1.45%, 06/17/50 (a)	12,615	202
Upgrade Master Pass-Thru Trust
Series 2025-A-ST1, 5.44%, 02/15/29	814	819
Upstart Securitization Trust 2021-4
Series 2021-C-4, 3.19%, 09/20/31	1,748	1,737
Upstart Securitization Trust 2024-1
Series 2024-A-1, 5.33%, 11/20/34	1,460	1,464
Upstart Securitization Trust 2025-3
Series 2025-B-3, 5.02%, 09/20/35	3,000	2,994
Vegas Trust 2024-TI
Series 2024-A-TI, REMIC, 5.52%, 11/15/27	937	951
Velocity Commercial Capital Loan Trust 2017-2
Series 2017-AFX-2, REMIC, 3.07%, 07/25/26 (a)	256	255
Verus Securitization Trust 2023-4
Series 2023-A1-4, REMIC, 5.81%, 05/25/68 (c)	2,457	2,461
Vibrant CLO III Ltd
Series 2015-A1RR-3A, REMIC, 5.84%, (3 Month Term SOFR + 1.51%), 10/20/31 (a)	216	216
Visio 2021-1R Trust
Series 2021-M1-1R, REMIC, 2.73%, 05/25/56	6,161	5,478
VOLT CV LLC
Series 2021-A1-CF2, 5.49%, 11/27/51 (a) (c)	540	540
VOLT XCVII, LLC
Series 2021-A1-NPL6, 5.24%, 04/25/51 (a) (c)	89	89
Warwick Capital CLO 3 Ltd
Series 2024-A1-3A, 5.98%, (3 Month Term SOFR + 1.65%), 04/20/37 (a)	1,000	1,004
Warwick Capital CLO 4 Ltd.
Series 2024-A1-4A, 5.73%, (3 Month Term SOFR + 1.40%), 07/20/37 (a)	3,000	3,010
Washington Mutual Asset-Backed Certificates WMABS Series 2006-HE5 Trust
Series 2006-2A2-HE5, REMIC, 0.00%, (1 Month Term SOFR + 0.29%), 10/25/36 (a) (c) (d)	50	18
Washington Mutual Asset-Backed Certificates, WaMu Series 200X-HEX Trust
Series 2006-2A3-2, REMIC, 0.98%, (1 Month Term SOFR + 0.49%), 04/25/36 (a) (c) (d)	13,254	4,159
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-5 Trust
Series 2006-1A5-5, REMIC, 6.00%, 07/25/36	863	696
Series 2006-1A7-5, REMIC, 6.00%, 07/25/36	1,541	1,242
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-7 Trust
Series 2006-A4-7, REMIC, 1.16%, 09/25/36 (a) (c) (d)	16,538	4,464
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-2 Trust
Series 2007-2A2-2, REMIC, 5.50%, 04/25/37	798	795
Waterfall Commercial Mortgage Trust 2015-SBC5
Series 2015-A-SBC5, REMIC, 4.10%, 01/14/26 (a)	236	236
Wells Fargo & Company
Series 2016-C-C32, REMIC, 4.68%, 01/16/26 (a)	1,577	1,498
Series 2016-C-LC24, REMIC, 4.43%, 09/17/26 (a)	2,000	1,751
Interest Only, Series 2016-XA-C33, REMIC, 1.52%, 03/17/59 (a)	8,743	14
Wells Fargo Alternative Loan 2007-PA3 Trust
Series 2007-2A1-PA3, REMIC, 6.00%, 07/25/37	940	838
Series 2007-3A1-PA3, REMIC, 6.25%, 07/25/37	895	773
Wells Fargo Alternative Loan 2007-PA5 Trust
Series 2007-1A1-PA5, REMIC, 6.25%, 11/25/37	321	268
Wells Fargo Commercial Mortgage Trust 2015-C31
Series 2015-C-C31, REMIC, 4.64%, 11/18/25 (a)	1,850	1,813
Wells Fargo Commercial Mortgage Trust 2015-LC20
Series 2015-C-LC20, REMIC, 4.06%, 04/15/50 (a)	571	553
Wells Fargo Commercial Mortgage Trust 2015-NXS4
Series 2015-D-NXS4, REMIC, 3.76%, 11/18/25 (a)	2,031	1,987
Wells Fargo Commercial Mortgage Trust 2015-P2
Interest Only, Series 2015-XA-P2, REMIC, 0.77%, 12/17/48 (a)	7,134	4
Wells Fargo Commercial Mortgage Trust 2017-C39
Interest Only, Series 2017-XA-C39, REMIC, 1.07%, 09/16/50 (a)	63,924	1,019

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Wells Fargo Commercial Mortgage Trust 2017-RC1
Interest Only, Series 2017-XA-RC1, REMIC, 1.37%, 01/16/60 (a)	14,568	208
Wells Fargo Commercial Mortgage Trust 2019-C54
Interest Only, Series 2019-XA-C54, REMIC, 0.83%, 12/17/52 (a)	33,771	991
Wells Fargo Commercial Mortgage Trust 2020-C55
Interest Only, Series 2020-XA-C55, REMIC, 1.27%, 02/18/53 (a)	55,855	2,401
Wells Fargo Commercial Mortgage Trust 2020-C56
Interest Only, Series 2020-XA-C56, REMIC, 1.26%, 06/17/53 (a)	47,744	2,076
Wells Fargo Mortgage Backed Securities 2007-7 Trust
Series 2007-A38-7, REMIC, 6.00%, 06/25/37	480	450
Willis Engine Structured Trust IV
Series 2018-A-A, 4.75%, 09/15/26 (c) (e)	223	221
Total Non-U.S. Government Agency Asset-Backed Securities (cost $847,065)		743,251
SHORT TERM INVESTMENTS 1.1%
Investment Companies 1.1%
JNL Government Money Market Fund - Class I, 4.04% (f) (g)	19,252	19,252
Total Short Term Investments (cost $19,252)		19,252
Total Investments 99.1% (cost $1,954,299)		1,804,521
Other Derivative Instruments (0.0)%		(92)
Other Assets and Liabilities, Net 0.9%		17,147
Total Net Assets 100.0%		1,821,576

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Treasury inflation indexed note, par amount is adjusted for inflation.

(c) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2025.

(d) The coupon rate represents the weighted average coupon and may differ from the stated coupon rate.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2025, the value and the percentage of net assets of these securities was $4,022 and 0.2% of the Fund.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL/DoubleLine Total Return Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.04% - Class I	9,530	422,701	412,979	748	—	—	19,252	1.1

JNL/DoubleLine Total Return Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	3,650	January 2026	760,531	399	123
United States 5 Year Note	450	January 2026	49,288	18	(150)
United States Long Bond	1,295	December 2025	147,724	(323)	3,265
United States Ultra Bond	380	December 2025	44,565	(214)	1,058
				(120)	4,296
Short Contracts
United States 10 Year Ultra Bond	(450)	December 2025	(51,295)	28	(490)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DoubleLine Total Return Fund
Assets - Securities
Government And Agency Obligations	—	1,042,018	—	1,042,018
Non-U.S. Government Agency Asset-Backed Securities	—	743,251	—	743,251
Short Term Investments	19,252	—	—	19,252
	19,252	1,785,269	—	1,804,521
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	4,446	—	—	4,446
	4,446	—	—	4,446
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(640)	—	—	(640)
	(640)	—	—	(640)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL/Dreyfus Government Money Market Fund
GOVERNMENT AND AGENCY OBLIGATIONS 66.0%
U.S. Treasury Bill 36.4%
Treasury, United States Department of
4.01%, 10/09/25 (a)	30,700	30,673
4.18%, 10/14/25 (a)	49,300	49,227
4.30%, 10/16/25 (a)	34,900	34,840
4.28%, 10/21/25 (a)	25,000	24,941
4.21%, 10/23/25 (a)	28,400	28,328
4.25%, 10/28/25 (a)	15,000	14,953
4.25%, 10/30/25 (a)	37,900	37,772
4.21%, 11/04/25 (a)	36,600	36,456
4.18%, 11/06/25 (a)	51,700	51,487
4.23%, 11/12/25 (a)	51,000	50,762
4.18%, 11/13/25 (a)	53,000	52,739
4.29%, 11/18/25 (a)	7,800	7,756
4.19%, 11/20/25 (a)	10,600	10,539
4.28%, 11/25/25 (a)	49,600	49,280
4.23%, 11/28/25 (a)	48,000	47,677
4.27%, 12/02/25 (a)	25,000	24,819
4.21%, 12/04/25 (a)	25,600	25,411
4.13%, 12/11/25 (a)	30,900	30,652
4.11%, 12/16/25 - 02/19/26 (a)	64,100	63,286
4.21%, 12/18/25 (a)	13,800	13,676
4.13%, 12/26/25 (a)	33,500	33,174
4.17%, 01/02/26 (a)	13,000	12,862
3.90%, 01/13/26 (a)	8,300	8,208
4.10%, 01/22/26 (a)	39,800	39,295
4.18%, 01/29/26 (a)	14,100	13,906
4.03%, 02/12/26 (a)	24,900	24,532
3.78%, 03/12/26 (a)	12,000	11,799
4.00%, 03/19/26 (a)	23,700	23,269
3.98%, 05/14/26 (a)	19,800	19,314
3.98%, 07/09/26 (a)	15,000	14,540
		886,173
U.S. Government Agency Obligations 17.5%
Council of Federal Home Loan Banks
4.14%, (SOFR + 0.01%), 10/02/25 - 12/01/25 (b) (c)	34,700	34,700
4.13%, (SOFR + 0.00%), 10/10/25 - 01/14/26 (b) (c)	88,600	88,600
4.16%, (SOFR + 0.03%), 02/17/26 - 02/19/26 (b) (c)	11,300	11,300
4.16%, (SOFR + 0.03%), 02/26/26 (b) (c)	7,000	7,000
4.15%, (SOFR + 0.02%), 04/16/26 (b) (c)	6,400	6,400
4.13%, 05/13/26 (c)	12,300	12,300
4.25%, 05/22/26 (c)	14,900	14,900
4.21%, 05/28/26 (c)	14,500	14,500
4.03%, 06/03/26 (c)	11,800	11,800
4.16%, 06/09/26 (c)	14,100	14,100
3.86%, 06/10/26 (c)	11,600	11,600
4.23%, (SOFR + 0.10%), 03/16/27 - 03/18/27 (b) (c)	7,400	7,400
4.24%, (SOFR + 0.11%), 07/16/27 (b) (c)	1,300	1,300
4.25%, (SOFR + 0.12%), 08/11/27 - 08/12/27 (b) (c)	6,500	6,500
4.26%, (SOFR + 0.14%), 09/23/27 (b) (c)	2,800	2,800
Federal Farm Credit Banks Funding Corporation
4.19%, (SOFR + 0.06%), 12/02/25 (b) (c)	6,100	6,100
4.27%, (SOFR + 0.14%), 11/04/26 - 12/02/26 (b) (c)	10,800	10,800
4.26%, (SOFR + 0.14%), 11/23/26 - 09/15/27 (b) (c)	18,000	18,000
4.25%, (SOFR + 0.12%), 08/04/27 (b) (c)	2,300	2,300
4.26%, (SOFR + 0.13%), 09/10/27 (b) (c)	2,000	2,000
Federal Home Loan Bank of New York
4.26%, (SOFR + 0.14%), 12/17/26 (b) (c)	10,000	10,000
Federal Home Loan Bank of Topeka
4.15%, (SOFR + 0.02%), 10/17/25 (b) (c)	28,000	28,000
4.13%, (SOFR + 0.00%), 12/11/25 - 12/17/25 (b) (c)	59,000	59,000
4.40%, 03/13/26 (c)	5,927	5,927
4.25%, 04/20/26 (c)	14,700	14,700
Federal Home Loan Mortgage Corporation
4.24%, (SOFR + 0.11%), 05/07/26 (b) (c)	2,400	2,400
4.27%, (SOFR + 0.14%), 10/29/26 (b) (c)	3,300	3,300
Federal National Mortgage Association, Inc.
4.27%, (SOFR + 0.14%), 10/23/26 - 12/11/26 (b) (c)	19,000	19,000
		426,727
U.S. Treasury Note 9.7%
Treasury, United States Department of
0.25%, 10/31/25	5,600	5,581
4.07%, (3 Month Treasury + 0.17%), 10/31/25 (b)	26,000	26,002
5.00%, 10/31/25	3,900	3,902
2.88%, 11/30/25	3,100	3,093
4.88%, 11/30/25 - 05/31/26	8,500	8,522
1.63%, 02/15/26	3,500	3,466
0.50%, 02/28/26	5,300	5,219
4.63%, 02/28/26 - 10/15/26	24,200	24,251
4.50%, 03/31/26	4,000	4,007
4.38%, 07/31/26	1,100	1,106
3.75%, 08/31/26	3,900	3,901
3.50%, 09/30/26	11,700	11,676
4.10%, (3 Month Treasury + 0.20%), 10/31/26 (b)	40,300	40,321
4.00%, (3 Month Treasury + 0.10%), 01/31/27 (b)	48,300	48,299
4.06%, (3 Month Treasury + 0.16%), 04/30/27 (b)	15,400	15,400
4.06%, (3 Month Treasury + 0.16%), 07/31/27 (b)	32,200	32,183
		236,929
Discount Notes 2.4%
FHLBanks Office of Finance
4.29%, 10/17/25 (a) (c)	20,000	19,962
4.31%, 10/23/25 (a) (c)	12,700	12,667
4.20%, 11/05/25 (a) (c)	6,900	6,872
4.19%, 11/13/25 (a) (c)	6,900	6,866
4.00%, 12/08/25 (a) (c)	5,800	5,757
4.00%, 02/05/26 (a) (c)	6,000	5,916
		58,040
Total Government And Agency Obligations (cost $1,607,869)		1,607,869
REPURCHASE AGREEMENTS 33.3%
Repurchase Agreements (d)		811,000
Total Repurchase Agreements (cost $811,000)		811,000
Total Investments 99.3% (cost $2,418,869)		2,418,869
Other Assets and Liabilities, Net 0.7%		17,655
Total Net Assets 100.0%		2,436,524

(a) The coupon rate represents the yield to maturity.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented.

(c) The security is a direct debt of the agency and not collateralized by mortgages.

(d) For repurchase agreements held at September 30, 2025, see Repurchase Agreements in the Schedules of Investments.

Repurchase Agreements
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Acquisition Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
BNS	Treasury, United States Department of, 0.00%-4.63%, due 11/13/25-02/15/53	109,689	102,012	4.20	09/30/25	10/01/25	100,012	100,000	100,000
CIB	Federal National Mortgage Association, Inc., 1.34%-7.00%, due 01/01/29-06/01/60	105,160	59,964

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

Repurchase Agreements (continued)
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Acquisition Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
	Federal Home Loan Mortgage Corporation, 2.50%-7.00%, due 05/01/50-07/01/55	18,452	16,557
	Treasury, United States Department of, 0.13%-4.00%, due 04/15/26-02/15/51	13,453	15,195
	Government National Mortgage Association, 2.50%-7.50%, due 11/15/38-03/20/65	30,504	10,284

		167,569	102,000	4.21	09/30/25	10/01/25	100,012	100,000	100,000
CTC	Treasury, United States Department of, 0.50%-4.38%, due 07/31/26-01/31/32	208,698	204,000	4.20	09/30/25	10/01/25	200,023	200,000	200,000
DWA	Treasury, United States Department of, 3.63%-4.63%, due 02/28/26-08/31/29	4,396	4,479
	Government National Mortgage Association, 0.76%-5.50%, due 08/20/40-07/20/55	17,723	17,267
	Federal National Mortgage Association, Inc., 2.00%-6.00%, due 08/01/51-07/01/55	1,194	1,189
	Federal Home Loan Mortgage Corporation, 2.00%-6.50%, due 02/01/51-08/25/55	63,099	55,026

		86,412	77,961	4.21	09/30/25	10/01/25	75,009	75,000	75,000
FICC	Treasury, United States Department of, 0.63%, due 01/15/26	26,926	36,720	4.20	09/30/25	10/01/25	36,005	36,000	36,000
RBC	Treasury, United States Department of, 0.00%-4.75%, due 10/07/25-11/15/53	242,693	244,759
	Government National Mortgage Association, 0.00%-6.50%, due 05/20/40-10/20/64	380,171	18,758
	Federal Home Loan Mortgage Corporation, 0.00%-6.50%, due 11/15/35-05/25/55	1,154,226	36,694
	Federal National Mortgage Association, Inc., 0.00%-6.50%, due 04/25/36-04/25/55	1,124,866	9,392

		2,901,956	309,603	4.22	09/30/25	10/01/25	300,035	300,000	300,000
									811,000

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Dreyfus Government Money Market Fund
Assets - Securities
Government And Agency Obligations	—	1,607,869	—	1,607,869
Repurchase Agreements	—	811,000	—	811,000
	—	2,418,869	—	2,418,869

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL/Fidelity Institutional Asset Management Total Bond Fund
GOVERNMENT AND AGENCY OBLIGATIONS 56.9%
U.S. Treasury Note 23.9%
Treasury, United States Department of
3.75%, 04/15/28 - 08/31/31	34,627	34,476
3.63%, 03/31/30 - 09/30/31	40,964	40,686
4.63%, 09/30/30 - 02/15/35	399	415
4.25%, 02/28/31 - 08/15/35	84,700	85,711
4.13%, 11/30/31 - 11/15/32	60,415	61,224
4.00%, 04/30/32 - 02/15/34	3,719	3,735
2.75%, 08/15/32	11,078	10,298
3.88%, 09/30/32 - 08/15/34	14,500	14,375
3.50%, 02/15/33 (a)	95,540	92,756
		343,676
Mortgage-Backed Securities 16.6%
Federal Home Loan Mortgage Corporation
3.00%, 12/01/30 - 06/01/52	10,085	9,085
3.50%, 11/01/33 - 03/01/52	4,434	4,130
1.50%, 07/01/35 - 02/01/51	3,200	2,683
2.00%, 12/01/36 - 08/01/52	17,933	14,766
4.00%, 05/01/38 - 02/01/53	3,477	3,353
6.00%, 07/01/39 - 08/01/55	5,841	6,052
2.50%, 06/01/40 - 02/01/52	9,303	7,998
5.00%, 05/01/52 - 08/01/53	2,713	2,725
5.50%, 09/01/52 - 08/01/53	3,270	3,336
4.50%, 10/01/52 - 08/01/55	1,056	1,029
5.00%, 12/01/52 (a)	945	950
6.50%, 09/01/53 - 03/01/55	4,206	4,415
Federal National Mortgage Association, Inc.
2.00%, 02/01/28 - 03/01/52	19,106	16,076
3.00%, 02/01/31 - 04/01/52	14,628	13,141
3.50%, 08/01/34 - 07/01/52	7,292	6,907
2.50%, 05/01/35 - 01/01/52	17,563	15,489
1.50%, 11/01/35 - 02/01/51	2,449	2,040
4.00%, 06/01/38 - 09/01/52	6,868	6,585
4.50%, 03/01/39 - 11/01/52	1,397	1,382
4.50%, 08/01/49 (a)	1,450	1,427
5.00%, 09/01/52 - 06/01/53	2,364	2,383
5.50%, 09/01/52 - 08/01/54	6,312	6,442
6.00%, 09/01/52 - 07/01/55	12,990	13,365
6.50%, 05/01/53 - 08/01/55	3,404	3,550
TBA, 2.50%, 10/15/55 - 11/15/55 (b)	5,300	4,465
TBA, 3.50%, 10/15/55 (b)	2,750	2,513
TBA, 5.00%, 10/15/55 (b)	1,800	1,785
TBA, 6.00%, 10/15/55 (b)	10,550	10,777
TBA, 6.50%, 10/15/55 - 11/15/55 (b)	2,400	2,480
TBA, 2.00%, 11/15/55 (b)	6,850	5,521
Government National Mortgage Association
4.00%, 02/20/41 - 03/20/47	1,813	1,753
3.50%, 09/20/45 - 02/20/46	2,634	2,464
3.00%, 12/20/46 - 03/20/50	777	700
5.00%, 04/20/48 - 12/20/54	726	732
2.50%, 08/20/51 - 01/20/52	6,474	5,527
TBA, 2.00%, 10/15/55 - 11/15/55 (b)	20,250	16,749
TBA, 2.50%, 10/15/55 (b)	5,475	4,713
TBA, 5.50%, 10/15/55 - 11/15/55 (b)	8,475	8,536
TBA, 6.00%, 10/15/55 - 11/15/55 (b)	18,425	18,740
TBA, 6.50%, 11/15/55 (b)	1,150	1,181
		237,945
U.S. Treasury Bond 12.2%
Treasury, United States Department of
0.00%, 11/15/35 - 08/15/41 (c)	51,970	27,948
1.75%, 08/15/41	7,868	5,335
2.00%, 11/15/41	7,500	5,263
3.25%, 05/15/42	6,600	5,544
4.38%, 08/15/43	9,550	9,216
4.63%, 11/15/44	5,090	5,043
4.75%, 02/15/45 - 08/15/55	28,324	28,428
1.88%, 11/15/51	15,598	8,822
2.25%, 02/15/52	36,390	22,563
2.88%, 05/15/52	10,630	7,584
3.63%, 02/15/53 (a)	13,522	11,176
4.13%, 08/15/53	15,441	13,955
4.25%, 02/15/54	23,407	21,606
4.50%, 11/15/54	2,800	2,696
		175,179
Collateralized Mortgage Obligations 2.1%
Federal Home Loan Mortgage Corporation
Series AH-5213, REMIC, 2.25%, 04/25/37	324	307
Series CL-5092, REMIC, 3.00%, 04/25/41	818	746
Series AB-5210, REMIC, 3.00%, 01/25/42	212	199
Series CD-5266, REMIC, 4.50%, 10/25/44	369	368
Series BA-5000, REMIC, 2.00%, 04/25/45	388	359
Series LA-4646, REMIC, 4.00%, 09/15/45	27	27
Series KB-4692, REMIC, 4.00%, 10/15/46	113	111
Series TA-5210, REMIC, 3.50%, 11/25/46	183	175
Series PA-4746, REMIC, 4.00%, 02/15/47	54	54
Series KA-5180, REMIC, 2.50%, 10/25/47	163	147
Series LB-5202, REMIC, 2.50%, 10/25/47	162	147
Series GC-5159, REMIC, 2.00%, 11/25/47	130	116
Series BA-5190, REMIC, 2.50%, 11/25/47	198	180
Series BA-5198, REMIC, 2.50%, 11/25/47	295	269
Series DA-5197, REMIC, 2.50%, 11/25/47	150	136
Series A-5248, REMIC, 4.00%, 04/15/48	374	371
Series P-5236, REMIC, 5.00%, 04/25/48	137	138
Series M-5164, REMIC, 2.50%, 07/25/48	132	118
Series EA-5159, REMIC, 2.50%, 08/25/48	129	116
Series A-5182, REMIC, 2.50%, 10/25/48	1,099	984
Series AG-5202, REMIC, 3.00%, 01/25/49	120	111
Series TP-5178, REMIC, 2.50%, 04/25/49	285	252
Series BA-5169, REMIC, 2.50%, 05/25/49	569	504
Series CA-5190, REMIC, 2.50%, 05/25/49	166	147
Series TP-5189, REMIC, 2.50%, 05/25/49	198	175
Series A-5197, REMIC, 2.50%, 06/25/49	166	147
Series TP-5169, REMIC, 2.50%, 06/25/49	131	116
Series CA-5191, REMIC, 2.50%, 04/25/50	191	167
Series CB-5175, REMIC, 2.50%, 04/25/50	826	731
Series UA-5202, REMIC, 3.00%, 04/25/50	180	163
Series BE-5058, REMIC, 3.00%, 11/25/50	300	259
Series PK-5220, REMIC, 3.50%, 01/25/51	229	218
Series CG-5214, REMIC, 3.50%, 04/25/52	156	149
Series FA-5330, REMIC, 5.41%, (SOFR 30-Day Average + 1.05%), 08/25/53 (d)	368	368
Series FK-5425, REMIC, 5.56%, (SOFR 30-Day Average + 1.20%), 06/25/54 (d)	271	272
Series FD-5459, REMIC, 5.36%, (SOFR 30-Day Average + 1.00%), 10/25/54 (d)	510	509
Series FV-5500, REMIC, 5.61%, (SOFR 30-Day Average + 1.25%), 10/25/54 (d)	328	329
Series FB-5509, REMIC, 5.51%, (SOFR 30-Day Average + 1.15%), 02/25/55 (d)	282	283
Series WF-5499, REMIC, 5.56%, (SOFR 30-Day Average + 1.20%), 02/25/55 (d)	179	179
Series CF-5529, REMIC, 5.41%, (SOFR 30-Day Average + 1.05%), 04/25/55 (d)	321	320
Federal National Mortgage Association, Inc.
Series 2013-DJ-44, REMIC, 1.85%, 05/25/33	380	353
Series 2020-JC-45, REMIC, 1.50%, 07/25/40	730	620
Series 2022-AB-69, REMIC, 4.50%, 01/25/44	353	350
Series 2022-MA-13, REMIC, 3.00%, 05/25/44	2,191	2,101
Series 2020-BA-51, REMIC, 2.00%, 06/25/46	400	364
Series 2022-HA-13, REMIC, 3.00%, 08/25/46	123	116
Series 2022-GC-15, REMIC, 3.00%, 01/25/47	272	256
Series 2022-CK-35, REMIC, 4.00%, 03/25/47	1,754	1,711
Series 2022-BH-17, REMIC, 3.00%, 05/25/47	295	281
Series 2022-AB-25, REMIC, 4.00%, 09/25/47	234	231
Series 2022-N-3, REMIC, 2.00%, 10/25/47	1,427	1,271
Series 2022-DA-5, REMIC, 2.25%, 11/25/47	500	450
Series 2022-E-7, REMIC, 2.50%, 11/25/47	613	558
Series 2021-DA-66, REMIC, 2.00%, 01/25/48	163	137
Series 2021-DM-66, REMIC, 2.00%, 01/25/48	174	146
Series 2022-D-3, REMIC, 2.00%, 02/25/48	621	558
Series 2022-A-7, REMIC, 3.00%, 05/25/48	374	346
Series 2022-BA-9, REMIC, 3.00%, 05/25/48	191	177
Series 2022-JA-13, REMIC, 3.00%, 05/25/48	226	209
Series 2022-KA-1, REMIC, 3.00%, 05/25/48	264	244

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Series 2022-E-30, REMIC, 4.50%, 07/25/48	289	284
Series 2021-L-85, REMIC, 2.50%, 08/25/48	141	126
Series 2021-NA-95, REMIC, 2.50%, 09/25/48	423	379
Series 2022-TC-49, REMIC, 4.00%, 12/25/48	90	88
Series 2021-AH-96, REMIC, 2.50%, 03/25/49	646	574
Series 2022-B-4, REMIC, 2.50%, 05/25/49	164	145
Series 2021-BA-95, REMIC, 2.50%, 06/25/49	644	569
Series 2022-B-11, REMIC, 3.00%, 06/25/49	199	186
Series 2021-A-68, REMIC, 2.00%, 07/25/49	278	224
Series 2022-BA-5, REMIC, 2.50%, 12/25/49	214	187
Series 2021-HA-96, REMIC, 2.50%, 02/25/50	227	199
Series 2022-A-28, REMIC, 2.50%, 02/25/52	508	485
Series 2022-TH-2, REMIC, 2.50%, 02/25/52	64	59
Series 2023-FD-54, REMIC, 5.81%, (SOFR 30-Day Average + 1.45%), 11/25/53 (d)	517	521
Series 2024-FB-41, REMIC, 5.89%, (SOFR 30-Day Average + 1.53%), 07/25/54 (d)	166	167
Series 2025-FC-33, REMIC, 5.96%, (SOFR 30-Day Average + 1.60%), 08/25/54 (d)	1,022	1,029
Series 2025-FH-4, REMIC, 5.56%, (SOFR 30-Day Average + 1.20%), 09/25/54 (d)	213	214
Series 2025-DF-7, REMIC, 5.76%, (SOFR 30-Day Average + 1.40%), 09/25/54 (d)	339	340
Series 2024-FG-93, REMIC, 5.46%, (SOFR 30-Day Average + 1.10%), 12/25/54 (d)	710	711
Series 2024-FD-90, REMIC, 5.56%, (SOFR 30-Day Average + 1.20%), 12/25/54 (d)	885	887
Series 2025-FE-7, REMIC, 5.51%, (SOFR 30-Day Average + 1.15%), 02/25/55 (d)	191	191
Series 2025-FB-7, REMIC, 5.56%, (SOFR 30-Day Average + 1.20%), 02/25/55 (d)	459	460
Series 2025-AF-7, REMIC, 5.76%, (SOFR 30-Day Average + 1.40%), 02/25/55 (d)	334	336
Government National Mortgage Association
Series 2017-BA-139, REMIC, 3.00%, 09/20/47	208	186
Series 2019-F-11, REMIC, 4.65%, (1 Month Term SOFR + 0.51%), 01/20/49 (d)	127	127
Series 2019-NF-23, REMIC, 4.70%, (1 Month Term SOFR + 0.56%), 02/20/49 (d)	75	74
Series 2019-FB-153, REMIC, 4.70%, (1 Month Term SOFR + 0.56%), 12/20/49 (d)	358	351
		30,045
Sovereign 2.0%
Abu Dhabi, Government of
3.13%, 09/30/49 (e)	480	346
3.88%, 04/16/50 (e)	145	117
3.00%, 09/15/51 (e)	105	72
5.50%, 04/30/54 (e)	200	208
Angola, Government of
9.50%, 11/12/25 (e)	190	190
8.25%, 05/09/28 (e)	125	126
8.75%, 04/14/32 (e)	135	129
9.38%, 05/08/48 (e) (f)	50	43
Arab Republic of Egypt
7.50%, 01/31/27 (e)	235	238
7.63%, 05/29/32 (e)	90	89
7.90%, 02/21/48 (e)	15	12
8.70%, 03/01/49 (e)	310	275
7.50%, 02/16/61 (e)	185	145
Bank Gospodarstwa Krajowego
5.38%, 05/22/33 (e)	200	206
6.25%, 07/09/54 (e)	200	207
Bermuda, Government of
3.72%, 01/25/27 (e)	215	212
3.38%, 08/20/50 (e)	60	42
Cabinet of Ministers of Ukraine
4.50%, 02/01/29 - 02/01/36 (e) (g)	511	305
0.00%, 02/01/30 - 02/01/36 (e) (g)	353	163
0.00%, 08/01/41 (c) (d) (e) (h) (i)	75	60
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
2.78%, 01/23/31	135	125
3.00%, 01/15/34	90	78
3.30%, 03/11/41	85	66
Departamento Administrativo De La Presidencia De La Republica
3.00%, 01/30/30	285	258
7.38%, 04/25/30 - 09/18/37	230	245
3.13%, 04/15/31	115	100
8.00%, 04/20/33 - 11/14/35	405	436
7.50%, 02/02/34	50	53
6.13%, 01/18/41	10	9
5.00%, 06/15/45	225	169
5.20%, 05/15/49	150	113
4.13%, 05/15/51	50	33
8.75%, 11/14/53	635	699
Dubai, Government of
5.25%, 01/30/43 (j)	200	197
Federal Government of Nigeria
7.63%, 11/21/25 (e)	125	125
6.50%, 11/28/27 (e)	10	10
6.13%, 09/28/28 (e)	305	299
7.14%, 02/23/30 (e)	90	89
7.88%, 02/16/32 (e)	105	104
7.70%, 02/23/38 (e)	60	56
Gabon, Government of
6.63%, 02/06/31 (e)	80	64
7.00%, 11/24/31 (e)	40	32
Ghana, Government of
0.00%, 07/03/26 - 01/03/30 (c) (e)	12	10
5.00%, 07/03/29 - 07/03/35 (e) (g)	143	129
Gobierno de la Republica de Costa Rica
5.63%, 04/30/43 (e)	5	5
7.30%, 11/13/54 (e)	200	219
Gobierno de la Republica de Guatemala
4.90%, 06/01/30 (e)	10	10
5.38%, 04/24/32 (e)	125	126
6.60%, 06/13/36 (e)	20	21
6.25%, 08/15/36 (e)	200	207
6.13%, 06/01/50 (e)	75	73
Gobierno de la Republica del Ecuador
6.90%, 07/31/30 (e) (g)	309	279
6.90%, 07/31/35 (e) (g)	195	148
Gobierno de La Republica del Paraguay
2.74%, 01/29/33 (e)	200	176
6.00%, 02/09/36 (e)	200	212
5.40%, 03/30/50 (e)	30	27
6.65%, 03/04/55 (e)	200	213
Gobierno De La Republica Oriental Del Uruguay
5.75%, 10/28/34	70	75
5.10%, 06/18/50	150	142
Gobierno Federal de los Estados Unidos Mexicanos
4.50%, 04/22/29	70	70
3.25%, 04/16/30	135	127
2.66%, 05/24/31	100	89
3.50%, 02/12/34	125	109
6.35%, 02/09/35	200	211
6.00%, 05/07/36	200	205
6.88%, 05/13/37	200	216
6.05%, 01/11/40	145	146
7.38%, 05/13/55	200	220
3.77%, 05/24/61	180	114
Government of Commonwealth of the Bahamas
8.25%, 06/24/36 (e)	200	213
Government of Saudi Arabia
3.25%, 10/22/30 (e)	385	366
2.25%, 02/02/33 (e)	200	171
4.50%, 10/26/46 (e)	125	108
4.63%, 10/04/47 (e)	110	95
3.75%, 01/21/55 (e)	100	72
4.50%, 04/22/60 (e)	300	245
3.45%, 02/02/61 (e)	250	162
Government of the People's Republic of Benin
7.96%, 02/13/38 (e)	200	205
Government of the Republic of Panama
7.88%, 03/01/57	200	226
3.87%, 07/23/60	225	145

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Government of the Republic of Serbia
6.50%, 09/26/33 (e)	75	81
6.00%, 06/12/34 (e)	125	130
Government of the Republic of Zambia
5.75%, 06/30/33 (e) (g)	12	12
0.50%, 12/31/53 (e) (g)	169	115
Government of the Sultanate of Oman
6.00%, 08/01/29 (e)	50	53
6.25%, 01/25/31 (e)	200	215
6.50%, 03/08/47 (e)	25	27
6.75%, 01/17/48 (e)	125	137
7.00%, 01/25/51 (e)	25	28
Israel, State of
5.75%, 03/12/54	200	189
Jamaica, The Government of
7.88%, 07/28/45	35	42
Kenya, Government of
9.75%, 02/16/31 (e)	200	213
Kingdom of Bahrain
5.63%, 05/18/34 (e)	45	44
Magyar Export-Import Bank Zartkoruen Mukodo Reszvenytarsasag
6.13%, 12/04/27 (e)	200	207
Ministerul Finantelor Publice
5.75%, 09/16/30 (e)	90	92
3.63%, 03/27/32 (e)	98	87
7.13%, 01/17/33 (e)	110	117
7.50%, 02/10/37 (e)	136	146
4.00%, 02/14/51 (e)	85	56
Ministry of Defence State of Israel
3.38%, 01/15/50	135	89
Ministry of Diwan Amiri Affairs
4.63%, 06/02/46 (e)	220	204
4.82%, 03/14/49 (e)	275	261
4.40%, 04/16/50 (e)	285	254
Minstry of Finance, Lebenon Republic of
0.00%, 03/09/20 - 04/03/20 (h) (i) (j)	315	70
Morocco, Kingdom of
6.50%, 09/08/33 (e)	200	220
Pakistan, Government of
6.00%, 04/08/26 (e)	145	144
6.88%, 12/05/27 (e)	95	95
7.38%, 04/08/31 (e)	160	157
People's Government of Inner Mongolia Autonomous Region
7.88%, 06/05/29 (e)	200	212
Presidence de la Republique de Cote d'Ivoire
6.13%, 06/15/33 (e)	200	192
8.08%, 04/01/36 (e)	200	207
Presidencia da Republica
3.88%, 06/12/30	170	163
8.25%, 01/20/34	225	263
7.13%, 01/20/37	115	127
Presidencia De La Nacion
1.00%, 07/09/29	122	89
0.75%, 07/09/30 (g)	1,099	756
4.13%, 07/09/35 (g)	997	526
5.00%, 01/09/38 (g)	484	275
3.50%, 07/09/41 (g)	245	120
Presidencia de la Republica de Chile
2.75%, 01/31/27	75	74
2.45%, 01/31/31	285	258
4.00%, 01/31/52	200	158
5.33%, 01/05/54	200	194
3.10%, 01/22/61	160	100
Presidencia de la Republica de El Salvador
0.25%, 04/17/30 (e)	150	4
9.25%, 04/17/30 (e)	150	164
7.65%, 06/15/35 (e)	55	56
7.63%, 02/01/41 (e)	20	19
7.12%, 01/20/50 (e)	40	35
9.65%, 11/21/54 (e)	150	162
Presidencia de la Republica Dominicana
5.95%, 01/25/27 (e)	240	244
6.00%, 07/19/28 (e)	75	78
7.05%, 02/03/31 (e)	300	324
6.60%, 06/01/36 (e)	150	157
5.30%, 01/21/41 (e)	95	86
6.85%, 01/27/45 (e)	80	83
7.15%, 02/24/55 (e)	150	160
Republic of Indonesia, The Government of, The
4.10%, 04/24/28	105	105
8.50%, 10/12/35 (e)	165	210
6.63%, 02/17/37 (e)	30	34
7.75%, 01/17/38 (e)	160	197
5.25%, 01/17/42 (e)	45	45
6.75%, 01/15/44 (e)	70	80
5.13%, 01/15/45 (e)	85	83
5.95%, 01/08/46 (e)	220	233
4.35%, 01/11/48	90	77
3.50%, 02/14/50	60	44
4.20%, 10/15/50	1,515	1,242
Republica Bolivariana de Venezuela
0.00%, 09/15/27 (h) (i)	580	138
Sandor-Palota
2.13%, 09/22/31 (e)	200	171
5.50%, 06/16/34 (e)	155	157
3.13%, 09/21/51 (e)	75	47
6.75%, 09/25/52 (e)	35	38
Senegal, Government of
6.25%, 05/23/33 (e)	115	84
South Africa, Parliament of
4.85%, 09/27/27 - 09/30/29	110	110
5.88%, 04/20/32	60	61
7.10%, 11/19/36 (e)	200	209
5.00%, 10/12/46	85	64
5.65%, 09/27/47	75	60
5.75%, 09/30/49	140	112
The Democratic Socialist Republic of Sri Lanka
4.00%, 04/15/28 (e)	39	38
3.10%, 01/15/30 (e) (g)	55	52
3.35%, 03/15/33 (e) (g)	189	162
3.60%, 06/15/35 - 02/15/38 (e) (g)	135	116
The Egyptian Financial Company for Sovereign Taskeek (S.A.E.)
7.95%, 10/07/32 (e)	200	200
The Government of the Republic of Armenia
3.60%, 02/02/31 (e)	65	58
6.75%, 03/12/35 (e)	200	204
The Hashemite Kingdom of Jordan, The Government of
7.38%, 10/10/47 (e)	60	57
The Ministry of Finance of Georgia
2.75%, 04/22/26 (e)	200	196
The Philippines, Government of
2.95%, 05/05/45	35	25
2.65%, 12/10/45	70	47
5.95%, 10/13/47	200	214
5.50%, 01/17/48	200	204
The Republic of Rwanda, Government of
5.50%, 08/09/31 (e)	120	108
The Republic of Uzbekistan
3.70%, 11/25/30 (e)	85	79
Turkiye Cumhuriyeti Basbakanlik
4.88%, 10/09/26 - 04/16/43	380	336
6.00%, 03/25/27 - 01/14/41	215	193
9.88%, 01/15/28	145	159
9.38%, 03/14/29 - 01/19/33	580	661
9.13%, 07/13/30	90	102
5.88%, 06/26/31	85	84
7.63%, 05/15/34	200	212
6.63%, 02/17/45	30	27
5.75%, 05/11/47	75	59
Turkiye Ihracat Kredi Bankasi Anonim Sirketi
6.88%, 07/03/28 (e)	200	204
Urzad Rady Ministrow
5.75%, 11/16/32	90	96
5.50%, 04/04/53	45	43

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Vlada Crne Gore
7.25%, 03/12/31 (e)	240	255
		28,695
U.S. Treasury Inflation Indexed Securities 0.1%
Treasury, United States Department of
2.38%, 02/15/55 (k)	962	940
Commercial Mortgage-Backed Securities 0.0%
Federal Home Loan Mortgage Corporation
Series A2-K072, REMIC, 3.44%, 12/25/27	300	297
Series A2-K074, REMIC, 3.60%, 01/25/28	400	398
		695
Total Government And Agency Obligations (cost $861,631)		817,175
CORPORATE BONDS AND NOTES 26.3%
Financials 11.6%
Abu Dhabi Developmental Holding Company PJSC
5.50%, 05/08/34 (e)	200	212
5.25%, 10/02/54 (e)	200	196
Acrisure, LLC
8.25%, 02/01/29 (e)	20	21
8.50%, 06/15/29 (e)	20	21
6.00%, 08/01/29 (e)	40	40
7.50%, 11/06/30 (e)	20	21
6.75%, 07/01/32 (e)	25	26
AerCap Ireland Capital Designated Activity Company
2.45%, 10/29/26	561	551
6.45%, 04/15/27	867	894
3.00%, 10/29/28	588	566
5.10%, 01/19/29	1,651	1,690
3.30%, 01/30/32	629	579
6.50%, 01/31/56	67	69
AIA Group Limited
3.20%, 09/16/40 (e)	538	425
Alliant Holdings Intermediate, LLC
6.75%, 04/15/28 (e)	94	96
6.50%, 10/01/31 (e)	20	20
7.38%, 10/01/32 (e)	40	41
Alliant Holdings LP
10.00%, 12/31/99 (l)	47	48
Ally Financial Inc.
4.70%, (100, 05/15/26) (m)	323	312
5.75%, 11/20/25	670	670
7.10%, 11/15/27	1,430	1,505
8.00%, 11/01/31	690	786
6.70%, 02/14/33 (f)	30	31
6.65%, 01/17/40	58	58
AmWINS Group, Inc.
6.38%, 02/15/29 (e)	20	20
4.88%, 06/30/29 (e)	35	34
APH Somerset Inv 2 LLC
7.88%, 11/01/29 (e)	125	130
Ares Strategic Income Fund
5.70%, 03/15/28	1,335	1,355
5.45%, 09/09/28 (e)	732	738
5.80%, 09/09/30 (e)	592	602
Athene Global Funding
5.34%, 01/15/27 (e)	2,128	2,156
5.58%, 01/09/29 (e)	952	984
Avolon Holdings Funding Limited
4.38%, 05/01/26 (e)	2,900	2,898
6.38%, 05/04/28 (e)	134	140
5.15%, 01/15/30 (e)	93	95
5.38%, 05/30/30 (e)	503	516
Azorra Finance Limited
7.25%, 01/15/31 (e)	65	68
Banco de Credito del Peru
5.80%, 03/10/35 (e)	115	117
Banco Del Estado De Chile
7.95%, (100, 05/02/29) (e) (m)	200	214
Banco do Brasil S.A.
8.75%, (10 Year Treasury + 4.40%), (100, 10/15/25) (d) (e) (m)	195	195
Banco Mercantil Del Norte, S.A., Institucion De Banca Multiple, Grupo Financiero Banorte
7.63%, (100, 01/10/28) (e) (m)	200	205
Bank of America Corporation
6.25%, (100, 07/26/30) (m)	70	71
4.18%, 11/25/27	3,725	3,726
4.38%, 04/27/28	3,800	3,814
2.30%, 07/21/32	1,360	1,207
2.97%, 02/04/33	3,100	2,822
5.02%, 07/22/33	5,250	5,369
Barclays PLC
5.83%, 05/09/27	1,980	1,997
6.49%, 09/13/29	1,408	1,491
5.69%, 03/12/30	1,000	1,039
5.09%, 06/20/30	2,500	2,533
6.22%, 05/09/34	1,083	1,165
BBVA Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Mexico
5.13%, 01/18/33 (e)	200	196
BCI Miami
8.75%, (100, 02/08/29) (e) (m)	200	216
Blackstone Private Credit Fund
7.30%, 11/27/28	1,600	1,709
Block, Inc.
5.63%, 08/15/30 (e)	60	61
3.50%, 06/01/31	40	37
6.50%, 05/15/32	231	239
6.00%, 08/15/33 (e)	45	46
BNP Paribas
7.45%, (100, 06/27/35) (e) (m) (n)	115	120
5.79%, 01/13/33 (e)	1,294	1,358
Burford Capital Global Finance LLC
7.50%, 07/15/33 (e)	70	71
BW Real Estate Inc.
9.50%, (100, 03/30/30) (e) (m)	55	57
Capital One Financial Corporation
4.93%, 05/10/28	2,117	2,139
3.27%, 03/01/30	2,123	2,047
5.25%, 07/26/30	1,600	1,644
7.62%, 10/30/31	1,228	1,390
Citigroup Inc.
4.60%, 03/09/26	309	309
4.30%, 11/20/26	200	200
3.07%, 02/24/28	4,000	3,938
2.67%, 01/29/31	2,300	2,138
4.41%, 03/31/31	1,522	1,519
4.91%, 05/24/33	491	496
Commonwealth Bank of Australia
3.61%, 09/12/34 (e) (n)	384	368
Corebridge Financial, Inc.
3.65%, 04/05/27	420	416
3.90%, 04/05/32	1,490	1,422
4.35%, 04/05/42	111	97
CrossCountry Intermediate HoldCo LLC
6.50%, 10/01/30 (e)	70	70
Deutsche Bank Aktiengesellschaft
5.00%, 09/11/30	5,000	5,073
3.73%, 01/14/32 (n)	2,500	2,342
Eagle Funding LuxCo S.a r.l.
5.50%, 08/17/30 (e)	235	239
Encore Capital Group, Inc.
9.25%, 04/01/29 (e)	60	63
8.50%, 05/15/30 (e)	98	104
Equitable Holdings, Inc.
4.57%, 02/15/29 (e)	257	258
Five Corners Funding Trust II
2.85%, 05/15/30 (e)	1,710	1,602
Ford Motor Credit Company LLC
4.95%, 05/28/27	1,700	1,697
5.73%, 09/05/30	69	70
GGAM Finance Ltd.
7.75%, 05/15/26 (e)	135	135
8.00%, 06/15/28 (e)	30	32
6.88%, 04/15/29 (e)	40	42
5.88%, 03/15/30 (e)	95	96

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Global Aviation Leasing Co., Ltd.
8.75%, 09/01/27 (e)	175	180
Goldman Sachs Group, Inc., The
3.62%, 03/15/28	3,900	3,868
4.22%, 05/01/29	5,000	5,003
3.80%, 03/15/30	2,570	2,528
2.38%, 07/21/32	1,355	1,209
3.10%, 02/24/33	2,900	2,661
GTCR W-2 Merger Sub LLC
7.50%, 01/15/31 (e)	140	149
Hightower Holdings LLC
6.75%, 04/15/29 (e)	35	34
9.13%, 01/31/30 (e)	90	96
HPS Corporate Lending Fund
5.45%, 01/14/28 (f)	2,431	2,453
Intesa Sanpaolo S.p.A.
5.71%, 01/15/26 (e)	3,028	3,035
4.20%, 06/01/32 (e)	200	189
Jane Street Group, LLC
7.13%, 04/30/31 (e)	90	94
6.13%, 11/01/32 (e)	75	76
6.75%, 05/01/33 (e)	115	120
Jefferies Finance LLC
5.00%, 08/15/28 (e)	25	24
6.63%, 10/15/31 (e)	110	111
Jefferson Capital Holdings LLC
8.25%, 05/15/30 (e)	75	79
JPMorgan Chase & Co.
3.51%, 01/23/29	1,850	1,825
5.30%, 07/24/29	1,500	1,546
4.49%, 03/24/31	4,900	4,946
5.10%, 04/22/31	921	951
2.96%, 05/13/31	677	634
4.59%, 04/26/33	3,532	3,543
4.91%, 07/25/33	1,287	1,314
5.72%, 09/14/33	1,700	1,798
5.57%, 04/22/36 (f)	1,094	1,154
LFS Topco LLC
8.75%, 07/15/30 (e)	120	121
Liberty Costa Rica Senior Secured Finance
10.88%, 01/15/31 (e)	200	213
Macquarie AirFinance Holdings Limited
6.40%, 03/26/29 (e)	145	152
8.13%, 03/30/29 (e)	85	88
6.50%, 03/26/31 (e)	85	91
MDGH - GMTN B.V.
2.88%, 11/07/29 (e)	200	191
MDGH GMTN (RSC) Ltd.
5.08%, 05/22/53 (e)	200	188
Morgan Stanley
4.21%, 04/20/28	5,800	5,806
5.45%, 07/20/29	788	814
4.43%, 01/23/30	1,000	1,005
3.62%, 04/01/31	4,344	4,207
5.19%, 04/17/31	835	862
4.89%, 07/20/33	1,207	1,225
5.66%, 04/17/36	662	699
MSCI Inc.
5.25%, 09/01/35	732	738
NatWest Group PLC
3.07%, 05/22/28 (n)	712	700
Navient Corporation
5.00%, 03/15/27	40	40
4.88%, 03/15/28	25	25
5.50%, 03/15/29 (f)	40	39
7.88%, 06/15/32 (f)	40	42
5.63%, 08/01/33	35	32
NBK Tier 1 Financing Limited
3.63%, (100, 08/24/26) (e) (f) (m)	200	196
OneMain Finance Corporation
7.13%, 03/15/26 - 09/15/32	148	153
6.63%, 05/15/29	100	103
6.13%, 05/15/30	60	61
7.50%, 05/15/31	120	126
6.75%, 03/15/32	40	41
6.50%, 03/15/33	40	40
PennyMac Financial Services, Inc.
6.88%, 05/15/32 - 02/15/33 (e)	116	120
6.75%, 02/15/34 (e)	65	66
Phoenix Aviation Capital Limited
9.25%, 07/15/30 (e)	44	47
Pine Street Trust II
5.57%, 02/15/49 (e)	1,000	948
PRA Group, Inc.
8.88%, 01/31/30 (e)	74	76
PTT Treasury Center Company Limited
3.70%, 07/16/70 (e)	50	35
Regions Bank
6.45%, 06/26/37	500	547
RITHM Capital Corp.
8.00%, 04/01/29 - 07/15/30 (e)	85	87
Rocket Companies, Inc.
6.13%, 08/01/30 (e)	85	87
6.38%, 08/01/33 (e)	115	119
Shift4 Payments, LLC
6.75%, 08/15/32 (e)	65	67
Sixth Street Lending Partners
6.13%, 07/15/30 (e)	841	870
Sixth Street Specialty Lending, Inc.
6.13%, 03/01/29	514	530
SLM Corporation
6.50%, 01/31/30	80	83
Societe Generale
1.49%, 12/14/26 (e)	1,483	1,474
5.50%, 04/13/29 (e)	884	903
Starwood Property Trust, Inc.
3.63%, 07/15/26 (e)	20	20
5.25%, 10/15/28 (e)	35	35
7.25%, 04/01/29 (e)	40	42
6.00%, 04/15/30 (e)	45	46
6.50%, 07/01/30 - 10/15/30 (e)	75	78
5.75%, 01/15/31 (e)	35	35
StoneX Escrow Issuer LLC
6.88%, 07/15/32 (e)	35	36
TCS Finance Designated Activity Company
0.00%, (100, 12/20/26) (e) (h) (i) (j) (l) (m) (n)	200	—
Teachers Insurance & Annuity Association of America
4.90%, 09/15/44 (e)	640	592
Tiaa Asset Management, LLC
4.00%, 11/01/28 (e)	425	424
Truenoord Capital Designated Activity Company
8.75%, 03/01/30 (e)	65	69
UBS Group AG
4.55%, 04/17/26	699	701
1.49%, 08/10/27 (e) (n)	836	815
4.28%, 01/09/28 (e)	2,059	2,060
3.87%, 01/12/29 (e) (n)	303	300
4.19%, 04/01/31 (e)	1,376	1,360
Unum Group
5.75%, 08/15/42	1,423	1,427
UWM Holdings, LLC
6.63%, 02/01/30 (e)	115	117
6.25%, 03/15/31 (e)	85	85
VFH Parent LLC
7.50%, 06/15/31 (e)	67	69
VistaJet Group Holding S.A.
9.50%, 06/01/28 (e) (f)	40	42
VistaJet Malta Finance P.L.C.
7.88%, 05/01/27 (e) (f)	74	75
6.38%, 02/01/30 (e) (f)	175	171
Walker & Dunlop, Inc.
6.63%, 04/01/33 (e)	70	72
Wells Fargo & Company
3.53%, 03/24/28	5,123	5,077
5.57%, 07/25/29	1,500	1,554
4.48%, 04/04/31	4,110	4,132
5.15%, 04/23/31	1,247	1,286
5.50%, 01/23/35	722	753
5.61%, 04/23/36	1,101	1,156

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Western Alliance Bancorporation
3.00%, 06/15/31	170	165
Western Southern Global Funding
4.90%, 05/01/30 (e)	361	369
Westpac Banking Corporation
4.11%, 07/24/34 (n)	558	546
Wex, Inc.
6.50%, 03/15/33 (e)	105	107
		166,128
Energy 3.5%
ADNOC Murban RSC Ltd
5.13%, 09/11/54 (e)	200	189
Antero Midstream Partners LP
5.38%, 06/15/29 (e)	65	65
5.75%, 10/15/33 (e)	40	40
Ascent Resources - Utica, LLC
6.63%, 07/15/33 (e)	50	51
Bapco Energies B.S.C. Closed
7.50%, 10/25/27 (e)	110	114
8.38%, 11/07/28 (e)	40	43
Baytex Energy Corp.
7.38%, 03/15/32 (e) (f)	70	69
California Resources Corporation
7.13%, 02/01/26 (e)	34	34
8.25%, 06/15/29 (e)	170	177
7.00%, 01/15/34 (e)	5	5
Calumet Specialty Products Partners, L.P.
8.13%, 01/15/27 (e)	90	89
9.75%, 07/15/28 (e)	120	119
Canacol Energy Ltd.
5.75%, 11/24/28 (e)	366	127
Cenovus Energy Inc.
2.65%, 01/15/32	1,400	1,238
6.75%, 11/15/39	36	40
5.40%, 06/15/47	89	82
3.75%, 02/15/52	140	100
Cenub Qaz Dehlizi, Qapali Sehmdar Cemiyyeti
6.88%, 03/24/26 (e)	160	162
Citgo Petroleum Corporation
6.38%, 06/15/26 (e)	165	165
8.38%, 01/15/29 (e)	35	37
CNX Midstream Partners LP
4.75%, 04/15/30 (e)	105	101
CNX Resources Corporation
6.00%, 01/15/29 (e)	35	35
7.25%, 03/01/32 (e)	60	62
Columbia Pipelines Operating Company LLC
6.04%, 11/15/33 (e)	492	525
6.50%, 08/15/43 (e)	147	157
6.54%, 11/15/53 (e)	265	284
6.71%, 08/15/63 (e)	158	173
Comstock Resources, Inc.
6.75%, 03/01/29 (e)	50	50
5.88%, 01/15/30 (e)	125	120
CQP Holdco LP
7.50%, 12/15/33 (e)	155	168
CVR Energy, Inc.
8.50%, 01/15/29 (e)	125	128
Delek Logistics Partners, LP
7.13%, 06/01/28 (e)	195	196
8.63%, 03/15/29 (e)	38	40
7.38%, 06/30/33 (e)	35	36
Ecopetrol S.A.
4.63%, 11/02/31	75	67
8.88%, 01/13/33	310	336
8.38%, 01/19/36	70	72
EIG Pearl Holdings S.a r.l.
3.55%, 08/31/36 (e)	270	250
Empresa Nacional del Petroleo
5.95%, 07/30/34 (e)	200	210
Energean PLC
6.50%, 04/30/27 (e) (f)	269	268
Energy Transfer LP
6.63%, (100, 02/15/28) (m)	195	196
7.13%, (100, 05/15/30) (m)	40	41
5.25%, 04/15/29	925	952
3.75%, 05/15/30	327	317
5.30%, 04/15/47	700	632
5.00%, 05/15/50	338	289
6.50%, 02/15/56	8	8
6.75%, 02/15/56	8	8
Enfragen Energia Sur S.A.
5.38%, 12/30/30 (e)	380	353
Excelerate Energy Limited Partnership
8.00%, 05/15/30 (e)	35	37
Galaxy Pipeline Assets Bidco Limited
2.16%, 03/31/34 (e)	91	83
2.63%, 03/31/36 (e)	300	264
Genesis Energy, L.P.
8.00%, 05/15/33	130	136
Geopark Limited
5.50%, 01/17/27 (e)	110	104
8.75%, 01/31/30 (e)	200	181
Global Partners LP
6.88%, 01/15/29	185	187
7.13%, 07/01/33 (e)	35	36
Golar LNG Limited
7.00%, 10/20/25	100	100
7.75%, 09/19/29	200	202
7.50%, 10/02/30 (e)	130	129
2.75%, 12/15/30 (e) (n)	73	73
Gran Tierra Energy Inc.
9.50%, 10/15/29 (e)	150	127
GreenSaif Pipelines Bidco S.a r.l.
6.13%, 02/23/38 (e)	200	214
6.51%, 02/23/42 (e)	200	216
Guara Norte S.a r.l.
5.20%, 06/15/34 (e)	154	151
Halliburton Company
3.80%, 11/15/25	5	5
Harbour Energy PLC
5.50%, 10/15/26 (e)	30	30
Harvest Midstream I, L.P.
7.50%, 09/01/28 - 05/15/32 (e)	150	152
Hess Corporation
7.13%, 03/15/33	1,351	1,568
5.80%, 04/01/47	601	625
Hess Infrastructure Partners LP
5.88%, 03/01/28 (e)	80	81
6.50%, 06/01/29 (e)	85	88
4.25%, 02/15/30 (e)	23	22
5.50%, 10/15/30 (e)	20	20
Hess Midstream Operations LP
5.13%, 06/15/28 (e)	10	10
Howard Midstream Energy Partners, LLC
7.38%, 07/15/32 (e)	35	36
6.63%, 01/15/34 (e)	40	41
Investment Energy Resources Limited
6.25%, 04/26/29 (e)	200	199
Joint Stock Company National Company Kazmunaygas
5.38%, 04/24/30 (e)	60	62
5.75%, 04/19/47 (e)	35	33
Kinetik Holdings LP
6.63%, 12/15/28 (e)	115	118
5.88%, 06/15/30 (e)	55	55
Kodiak Gas Services, LLC
6.50%, 10/01/33 (e)	75	76
6.75%, 10/01/35 (e)	50	51
Kosmos Energy Ltd.
7.13%, 04/04/26 (e)	110	110
7.75%, 05/01/27 (e)	30	29
7.50%, 03/01/28 (e)	125	110
8.75%, 10/01/31 (e) (f)	355	274
Leviathan Bond Ltd
6.50%, 06/30/27 (j)	160	160
MC Brazil Downstream Trading S.a r.l.
7.25%, 06/30/31 (e)	219	188

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Medco Maple Tree Pte. Ltd.
8.96%, 04/27/29 (e)	250	261
Mesquite Energy, Inc.
0.00% (e) (h) (i) (m)	269	3
Moss Creek Resources Holdings, Inc.
8.25%, 09/01/31 (e)	106	104
MPLX LP
4.95%, 09/01/32	993	996
4.50%, 04/15/38	675	610
4.70%, 04/15/48	325	272
Nabors Industries Ltd.
7.50%, 01/15/28 (e)	74	74
Nabors Industries, Inc.
7.38%, 05/15/27 (e)	43	44
9.13%, 01/31/30 (e)	25	26
8.88%, 08/15/31 (e) (f)	45	42
New Fortress Energy Inc.
6.50%, 09/30/26 (e) (f)	45	11
NFE Financing LLC
12.00%, 11/15/29 (e)	516	151
Occidental Petroleum Corporation
7.50%, 05/01/31	1,400	1,569
6.45%, 09/15/36	1,135	1,204
6.60%, 03/15/46	1,375	1,436
Oleoducto Central S.A.
4.00%, 07/14/27 (e)	99	97
ONEOK, Inc.
4.25%, 09/24/27	338	339
4.40%, 10/15/29	353	353
4.75%, 10/15/31	688	688
Orlen S.A.
6.00%, 01/30/35 (e)	200	209
Parkland Corporation
4.50%, 10/01/29 (e)	60	58
4.63%, 05/01/30 (e)	210	204
6.63%, 08/15/32 (e)	55	57
PBF Holding Company LLC
6.00%, 02/15/28	40	40
9.88%, 03/15/30 (e)	95	100
7.88%, 09/15/30 (e) (f)	107	106
Pemex Project Funding Master Trust
6.63%, 06/15/35	410	391
Petroleos de Venezuela, S.A.
0.00%, 04/12/27 (h) (i) (j)	8,990	1,236
0.00%, 04/12/27 (h) (i) (j)	1,390	223
0.00%, 05/17/35 (e) (h) (i)	330	60
Petroleos Mexicanos
6.88%, 10/16/25	60	60
6.88%, 08/04/26 (f)	75	76
6.49%, 01/23/27	395	399
6.50%, 03/13/27 - 06/02/41	260	257
5.95%, 01/28/31	2,235	2,164
6.70%, 02/16/32	500	495
6.38%, 01/23/45	60	49
6.75%, 09/21/47	2,560	2,111
6.35%, 02/12/48	4,400	3,504
7.69%, 01/23/50	741	673
6.95%, 01/28/60	115	95
PETRONAS Capital Limited
3.50%, 04/21/30 (e)	50	49
3.40%, 04/28/61 (e)	105	72
Petrorio Luxembourg Trading S.A. R.L.
6.13%, 06/09/26 (e)	75	75
Plains All American Pipeline, L.P.
8.58%(3 Month Term SOFR + 4.37%), (d) (m)	330	330
3.55%, 12/15/29	188	182
Prairie Acquiror LP
9.00%, 08/01/29 (e)	75	78
PT Pertamina (Persero)
4.18%, 01/21/50 (e)	90	71
QatarEnergy LNG
1.38%, 09/12/26 (e)	325	316
2.25%, 07/12/31 (e)	200	180
3.13%, 07/12/41 (e)	110	85
3.30%, 07/12/51 (e)	350	247
Rockies Express Pipeline LLC
6.75%, 03/15/33 (e)	100	104
Saudi Arabian Oil Company
3.50%, 04/16/29 (e)	315	308
2.25%, 11/24/30 (e)	380	343
4.25%, 04/16/39 (e)	285	259
4.38%, 04/16/49 (e)	35	29
3.25%, 11/24/50 (e)	130	89
6.38%, 06/02/55 (j)	200	213
5.88%, 07/17/64 (e)	200	197
3.50%, 11/24/70 (e)	65	42
Seplat Energy PLC
9.13%, 03/21/30 (e)	200	206
Sesi of Delaware, L.L.C.
7.88%, 09/30/30 (e)	25	25
South Bow Canadian Infrastructure Holdings Ltd.
7.50%, 03/01/55	76	81
7.63%, 03/01/55	15	16
Sunnova Energy Corporation
0.00%, 09/01/26 (e) (h) (i)	245	1
Sunoco Logistics Partners Operations L.P.
5.40%, 10/01/47	41	38
Sunoco LP
7.88%, (100, 09/18/30) (e) (m)	125	127
5.88%, 03/15/28	45	45
7.00%, 05/01/29 (e)	30	31
4.50%, 05/15/29	60	59
5.63%, 03/15/31 (e)	40	40
7.25%, 05/01/32 (e)	40	42
6.25%, 07/01/33 (e)	55	56
5.88%, 03/15/34 (e)	40	40
Tallgrass Energy Partners, LP
6.00%, 12/31/30 - 09/01/31 (e)	480	471
6.75%, 03/15/34 (e)	40	40
Talos Production Inc.
9.00%, 02/01/29 (e)	30	31
9.38%, 02/01/31 (e)	55	57
Targa Resources Corp.
4.90%, 09/15/30	447	454
5.65%, 02/15/36	1,076	1,100
Tecpetrol
7.63%, 01/22/33 (e)	60	61
Tengizchevroil Finance Company S.a r.l.
3.25%, 08/15/30 (e)	95	87
TGS ASA
8.50%, 01/15/30 (e)	115	118
TMS ISSUER S.a r.l.
5.78%, 08/23/32 (e)	110	115
Transcontinental Gas Pipe Line Company, LLC
3.25%, 05/15/30	158	151
3.95%, 05/15/50	509	397
Transmontaigne Partners LLC
8.50%, 06/15/30 (e)	40	42
Transocean Inc
8.00%, 02/01/27 (e)	70	70
8.25%, 05/15/29 (e)	30	30
8.75%, 02/15/30 (e)	53	55
8.50%, 05/15/31 (e)	65	64
Transocean International Limited
7.88%, 10/15/32 (e)	20	21
Tullow Oil PLC
10.25%, 05/15/26 (e)	381	324
USA Compression Finance Corp.
6.88%, 09/01/27	105	105
6.25%, 10/01/33 (e)	70	70
Vallourec
7.50%, 04/15/32 (e)	224	239
Venture Global Plaquemines LNG, LLC
6.50%, 01/15/34 (e)	120	127
6.75%, 01/15/36 (e)	95	101
Viridien
10.00%, 10/15/30 (e) (f)	70	72
WBI Operations LLC
6.25%, 10/15/30 (e)	55	55
6.50%, 10/15/33 (e)	55	55

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Western Midstream Operating, LP
4.05%, 02/01/30 (g) (o)	4,300	4,194
Williams Companies, Inc., The
4.65%, 08/15/32	1,037	1,035
Yinson Boronia Production B.V.
8.95%, 07/31/42 (e)	292	325
YPF S.A.
8.25%, 01/17/34 (e)	60	58
		50,450
Real Estate 2.1%
Alpha Star Holding IX Limited
7.00%, 08/26/28 (j)	200	205
American Homes 4 Rent, L.P.
3.63%, 04/15/32	451	423
Anywhere Real Estate Group LLC
5.75%, 01/15/29 (e)	45	43
5.25%, 04/15/30 (e)	19	18
7.00%, 04/15/30 (e)	36	36
9.75%, 04/15/30 (e)	30	33
Boston Properties Limited Partnership
6.75%, 12/01/27	740	777
Brandywine Operating Partnership, L.P.
8.30%, 03/15/28 (g) (o)	1,062	1,128
4.55%, 10/01/29 (f)	189	180
COPT Defense Properties
2.25%, 03/15/26	257	254
4.50%, 10/15/30	119	118
2.75%, 04/15/31	187	169
Corporacion Inmobiliaria Vesta, S.A.B. DE C.V.
5.50%, 01/30/33 (e)	200	202
CTR Partnership, L.P.
3.88%, 06/30/28 (e)	85	83
Dar Al Arkan Sukuk Co Ltd
7.25%, 07/02/30 (j)	200	203
Ellington Financial Operating Partnership LLC
7.38%, 09/30/30 (e)	70	70
Forestar Group Inc.
6.50%, 03/15/33 (e)	110	112
GLP Financing, LLC
5.63%, 09/15/34	167	169
Healthcare Realty Holdings, L.P.
3.50%, 08/01/26	201	200
3.10%, 02/15/30	193	182
Howard Hughes Corporation, The
4.13%, 02/01/29 (e)	35	34
Hudson Pacific Properties, L.P.
4.65%, 04/01/29 (f)	2,500	2,330
Invitation Homes Operating Partnership LP
4.15%, 04/15/32	1,513	1,463
Kennedy-Wilson, Inc.
4.75%, 02/01/30	105	98
Kilroy Realty, L.P.
4.75%, 12/15/28 (f)	925	930
Ladder Capital Finance Holdings LLLP
4.75%, 06/15/29 (e)	50	49
7.00%, 07/15/31 (e)	50	53
Millrose Properties, Inc.
6.38%, 08/01/30 (e)	45	46
6.25%, 09/15/32 (e)	85	85
MPT Operating Partnership, L.P.
5.00%, 10/15/27 (f)	397	385
4.63%, 08/01/29 (f)	45	37
3.50%, 03/15/31	115	84
8.50%, 02/15/32 (e)	65	69
Omega Healthcare Investors, Inc.
4.50%, 04/01/27	5,000	5,013
3.63%, 10/01/29	852	818
3.38%, 02/01/31	1,283	1,191
3.25%, 04/15/33 (f)	1,005	887
Piedmont Operating Partnership, LP
2.75%, 04/01/32	207	176
Realty Income Corporation
3.40%, 01/15/28	238	235
2.20%, 06/15/28	133	127
Redfin Corporation
0.50%, 04/01/27 (n)	320	297
Retail Properties of America, Inc.
4.75%, 09/15/30	58	58
RHP Hotel Properties, LP
6.50%, 06/15/33 (e)	75	77
Sabra Health Care Limited Partnership
3.20%, 12/01/31	1,350	1,227
Star Holding LLC
8.75%, 08/01/31 (e)	65	64
Store Capital LLC
2.75%, 11/18/30 (f)	329	299
Sun Communities Operating Limited Partnership
2.30%, 11/01/28	233	220
2.70%, 07/15/31	617	558
Tanger Properties Limited Partnership
3.13%, 09/01/26 (f)	3,000	2,968
2.75%, 09/01/31	1,630	1,464
Uniti Group LP
10.50%, 02/15/28 (e)	191	201
8.63%, 06/15/32 (e) (f)	140	134
VICI Properties Inc.
4.25%, 12/01/26 (e)	8	8
VICI Properties L.P.
4.75%, 02/15/28 - 04/01/28	1,180	1,190
4.95%, 02/15/30	1,407	1,423
5.13%, 05/15/32	345	348
Vornado Realty L.P.
2.15%, 06/01/26	271	267
		29,518
Communication Services 1.7%
Acuris Finance US, Inc.
5.00%, 05/01/28 (e)	140	136
9.00%, 08/01/29 (e)	60	63
Advantage Sales & Marketing Inc.
6.50%, 11/15/28 (e) (f)	135	116
Altice Financing S.A.
9.63%, 07/15/27 (e)	40	36
5.75%, 08/15/29 (e)	338	254
Altice France
0.00%, 02/15/28 (e) (h) (i)	205	73
Altice France Holding S.A.
5.50%, 01/15/28 - 10/15/29 (e)	190	166
5.13%, 01/15/29 (e)	255	218
5.13%, 07/15/29 (e)	330	285
AT&T Inc.
4.90%, 08/15/37	400	391
3.80%, 12/01/57	2,900	2,071
Axian Telecom Holding and Management PLC
7.25%, 07/11/30 (e)	270	276
C T Trust
5.13%, 02/03/32 (e)	200	191
C&W Senior Finance Ltd.
9.00%, 01/15/33 (e)	380	398
Cablevision Lightpath LLC
3.88%, 09/15/27 (e)	35	34
5.63%, 09/15/28 (e)	10	10
CCO Holdings, LLC
4.75%, 03/01/30 (e)	75	72
4.50%, 08/15/30 (e)	40	38
4.75%, 02/01/32 (e)	425	393
4.50%, 05/01/32	125	114
4.50%, 06/01/33 (e)	50	44
Charter Communications Operating, LLC
6.10%, 06/01/29	694	728
2.30%, 02/01/32 (f)	166	142
4.40%, 04/01/33	487	462
6.55%, 06/01/34	479	511
5.38%, 05/01/47	2,440	2,106
4.80%, 03/01/50	4,552	3,605
5.50%, 04/01/63	487	408
Clear Channel Outdoor Holdings, Inc.
7.50%, 06/01/29 (e) (f)	75	73
7.88%, 04/01/30 (e)	85	89

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
7.13%, 02/15/31 (e)	95	98
7.50%, 03/15/33 (e)	95	99
CMG Media Corporation
8.88%, 06/18/29 (e)	25	23
Cogent Communications Group, LLC
7.00%, 06/15/27 (e)	215	215
Colombia Telecomunicaciones S.A. E.S.P.
4.95%, 07/17/30 (e)	205	189
Connect Holding II LLC
10.50%, 04/03/31 (e)	10	10
CSC Holdings, LLC
5.50%, 04/15/27 (e)	35	33
4.13%, 12/01/30 (e) (f)	190	124
4.63%, 12/01/30 (e)	231	81
3.38%, 02/15/31 (e)	145	94
4.50%, 11/15/31 (e)	150	98
DISH DBS Corporation
7.75%, 07/01/26	175	174
5.25%, 12/01/26 (e)	15	15
7.38%, 07/01/28	70	64
5.13%, 06/01/29	310	265
DISH Network Corporation
11.75%, 11/15/27 (e)	119	126
Dotdash Meredith, Inc.
7.63%, 06/15/32 (e)	65	64
E.W. Scripps Company, The
9.88%, 08/15/30 (e)	45	42
EchoStar Corporation
10.75%, 11/30/29	156	172
3.88%, 11/30/30 (n) (p)	274	667
6.75%, 11/30/30 (p)	123	126
Frontier Communications Holdings, LLC
8.75%, 05/15/30 (e)	8	8
Frontier Communications Parent, Inc.
5.00%, 05/01/28 (e)	35	35
IHS Holding Limited
5.63%, 11/29/26 (e)	118	117
6.25%, 11/29/28 (e)	20	20
7.88%, 05/29/30 (e)	310	321
8.25%, 11/29/31 (e) (f)	55	58
Iliad Holding
8.50%, 04/15/31 (e)	90	96
7.00%, 04/15/32 (e)	60	61
Ion Trading Technologies S.a r.l.
5.75%, 05/15/28 (e)	35	34
9.50%, 05/30/29 (e)	90	95
Lamar Media Corp.
5.38%, 11/01/33 (e)	105	104
Level 3 Financing, Inc.
4.25%, 07/01/28 (e)	20	19
3.63%, 01/15/29 (e)	40	35
4.88%, 06/15/29 (e)	45	43
3.75%, 07/15/29 (e)	70	60
4.50%, 04/01/30 (e)	71	65
3.88%, 10/15/30 (e)	35	31
4.00%, 04/15/31 (e) (f)	30	26
6.88%, 06/30/33 (e)	80	82
7.00%, 03/31/34 (e)	85	86
Liquid Telecommunications Financing PLC
5.50%, 09/04/26 (e)	455	395
Lumen Technologies, Inc.
4.50%, 01/15/29 (e)	25	23
4.13%, 04/15/30 (e)	30	29
Millicom International Cellular S.A.
5.13%, 01/15/28 (e)	126	126
4.50%, 04/27/31 (e)	200	189
7.38%, 04/02/32 (e)	50	52
MTN (Mauritius) Investments Limited
6.50%, 10/13/26 (e)	70	71
Network I2I Limited
3.98%, (100, 03/03/26) (e) (m)	50	50
NTT Finance Corporation
4.57%, 07/16/27 (e)	200	201
4.62%, 07/16/28 (e)	200	202
4.88%, 07/16/30 (e)	449	456
Outfront Media Capital Corporation
7.38%, 02/15/31 (e)	65	69
Rogers Communications Inc.
7.00%, 04/15/55	47	49
7.13%, 04/15/55	27	29
Sable International Finance Limited
7.13%, 10/15/32 (e)	325	330
Silk Road Group Holding LLC
7.50%, 09/15/30 (e)	200	201
Snap Inc.
6.88%, 03/01/33 - 03/15/34 (e)	100	102
Telecomunicaciones Digitales, S.A.
4.50%, 01/30/30 (e)	260	249
TELUS Corporation
6.63%, 10/15/55	72	74
7.00%, 10/15/55	38	40
Tencent Holdings Limited
1.81%, 01/26/26 (e)	50	50
3.98%, 04/11/29 (e)	40	40
2.39%, 06/03/30 (e)	65	60
T-Mobile USA, Inc.
3.75%, 04/15/27	870	865
3.88%, 04/15/30	40	39
4.50%, 04/15/50	40	34
TV Azteca S.A.B. de C.V.
0.00%, 08/09/26 (h) (i) (j)	300	106
Uniti Group Inc.
6.50%, 02/15/29 (e) (f)	195	183
6.00%, 01/15/30 (e)	115	104
Verizon Communications Inc.
2.55%, 03/21/31	846	769
4.78%, 02/15/35	179	176
Virgin Media Finance PLC
5.00%, 07/15/30 (e)	115	107
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (e)	75	71
VTR Comunicaciones SpA
5.13%, 01/15/28 (e)	157	152
4.38%, 04/15/29 (e)	100	93
VTR Finance N.V.
6.38%, 07/15/28 (e)	250	245
Wayfair LLC
7.25%, 10/31/29 (e)	175	181
7.75%, 09/15/30 (e)	205	215
Windstream Services, LLC
8.25%, 10/01/31 (e)	140	145
7.50%, 10/15/33 (e)	125	125
Ziggo B.V.
4.88%, 01/15/30 (e)	55	52
		24,427
Industrials 1.4%
ADT Security Corporation, The
5.88%, 10/15/33 (e)	70	70
AECOM
6.00%, 08/01/33 (e)	125	128
Aeropuerto Internacional de Tocumen, S.A.
5.13%, 08/11/61 (e)	200	159
Aeropuertos Dominicanos Siglo XXI, S.A.
7.00%, 06/30/34 (e)	200	210
Air Lease Corporation
4.13%, (100, 12/15/26) (m)	173	167
3.75%, 06/01/26	3,475	3,459
Aircastle Limited
5.25%, (100, 06/17/26) (e) (m)	157	156
Ambipar Lux S.a r.l.
9.88%, 02/06/31 (e)	158	28
American Airlines, Inc.
5.50%, 04/20/26 (e)	5	5
Ameritex Holdco Intermediate LLC
7.63%, 08/15/33 (e)	85	89
Amsted Industries Incorporated
6.38%, 03/15/33 (e)	70	72
Ardagh Metal Packaging Finance Public Limited Company
6.00%, 06/15/27 (e)	40	40

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
4.00%, 09/01/29 (e)	74	68
Artera Services, LLC
8.50%, 02/15/31 (e) (f)	437	387
ATP Tower Holdings, LLC
7.88%, 02/03/30 (e)	100	103
Axon Enterprise, Inc.
6.13%, 03/15/30 (e)	80	82
6.25%, 03/15/33 (e)	75	77
Beacon Mobility Corp.
7.25%, 08/01/30 (e)	85	88
Boeing Company, The
6.26%, 05/01/27 (o)	291	299
6.30%, 05/01/29 (o)	373	396
5.15%, 05/01/30 (o)	778	799
6.39%, 05/01/31 (o)	283	308
6.53%, 05/01/34 (o)	303	335
5.71%, 05/01/40 (o)	560	572
5.81%, 05/01/50 (o)	166	166
6.86%, 05/01/54 (o)	456	520
5.93%, 05/01/60 (o)	560	559
7.01%, 05/01/64 (o)	430	498
Bombardier Inc.
8.75%, 11/15/30 (e)	35	38
7.25%, 07/01/31 (e)	45	48
7.00%, 06/01/32 (e)	70	73
6.75%, 06/15/33 (e)	45	47
Brand Industrial Services, Inc.
10.38%, 08/01/30 (e)	45	45
Builders FirstSource, Inc.
4.25%, 02/01/32 (e)	50	47
6.38%, 03/01/34 (e)	40	41
6.75%, 05/15/35 (e)	140	146
Caci International Inc.
6.38%, 06/15/33 (e)	110	114
Carrier Global Corporation
5.90%, 03/15/34	121	130
Clean Harbors, Inc.
6.38%, 02/01/31 (e)	60	61
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/29 (e)	35	35
6.88%, 01/15/30 (e)	60	62
8.75%, 04/15/30 (e)	52	53
6.75%, 04/15/32 (e)	85	87
CoreCivic, Inc.
4.75%, 10/15/27	140	138
8.25%, 04/15/29	100	106
Cornerstone Building Brands, Inc.
8.75%, 08/01/28 (e)	55	53
6.13%, 01/15/29 (e)	50	41
9.50%, 08/15/29 (e)	25	24
Crown Americas LLC
5.88%, 06/01/33 (e)	105	106
Czechoslovak Group a.s.
6.50%, 01/10/31 (e)	200	206
DP World Limited
5.63%, 09/25/48 (e)	100	99
EMRLD Borrower LP
6.63%, 12/15/30 (e)	170	175
6.75%, 07/15/31 (e)	60	62
Enpro Inc.
6.13%, 06/01/33 (e)	65	67
Fortress Transportation And Infrastructure Investors LLC
7.88%, 12/01/30 (e)	65	69
7.00%, 06/15/32 (e)	40	42
Forward Air Corporation
9.50%, 10/15/31 (e) (f)	37	40
Genesee & Wyoming Inc.
6.25%, 04/15/32 (e)	140	142
GEO Group, Inc., The
8.63%, 04/15/29	75	79
10.25%, 04/15/31	105	116
GFL Environmental Inc.
3.50%, 09/01/28 (e)	80	78
6.75%, 01/15/31 (e)	50	52
Graham Packaging Company Europe LLC
7.13%, 08/15/28 (e)	5	5
Graphic Packaging International, LLC
3.75%, 02/01/30 (e)	45	42
6.38%, 07/15/32 (e)	65	66
Herc Holdings Inc.
7.00%, 06/15/30 (e)	105	109
7.25%, 06/15/33 (e)	85	89
HTA Group Limited
7.50%, 06/04/29 (e)	105	109
Icahn Enterprises L.P.
6.25%, 05/15/26	37	37
5.25%, 05/15/27	160	157
9.75%, 01/15/29	55	55
4.38%, 02/01/29	100	86
10.00%, 11/15/29 (e)	130	131
9.00%, 06/15/30	115	111
JELD-WEN Holding, Inc.
4.88%, 12/15/27 (e) (f)	45	44
JetBlue Airways Corporation
9.88%, 09/20/31 (e)	105	107
JH North America Holdings Inc.
6.13%, 07/31/32 (e)	25	26
Kingston Airport Revenue Finance Ltd.
6.75%, 12/15/36 (e)	200	206
Lightning Power, LLC
7.25%, 08/15/32 (e)	85	90
Masterbrand, Inc.
7.00%, 07/15/32 (e)	45	47
Misc Capital Two Labuan Ltd
3.75%, 04/06/27 (e)	200	198
Miter Brands Acquisition Holdco, Inc.
6.75%, 04/01/32 (e)	50	51
MIWD Holdco II LLC
5.50%, 02/01/30 (e) (f)	25	24
Montego Bay Airport Revenue Finance Ltd.
6.60%, 06/15/35 (e)	200	205
Onesky Flight, LLC
8.88%, 12/15/29 (e)	75	79
Paychex, Inc.
5.10%, 04/15/30	112	115
5.35%, 04/15/32	157	163
5.60%, 04/15/35	124	130
Pike Corporation
5.50%, 09/01/28 (e)	55	55
8.63%, 01/31/31 (e)	75	80
Queen Mergerco, Inc.
6.75%, 04/30/32 (e)	205	213
Quikrete Holdings, Inc.
6.38%, 03/01/32 (e)	255	264
6.75%, 03/01/33 (e)	75	78
RailWorks Holdings, LP
8.25%, 11/15/28 (e)	135	137
Rand Parent, LLC
8.50%, 02/15/30 (e)	207	215
Reworld Holding Corporation
4.88%, 12/01/29 (e)	75	71
Science Applications International Corporation
5.88%, 11/01/33 (e)	105	105
Sensata Technologies B.V.
4.00%, 04/15/29 (e) (f)	60	58
Sensata Technologies, Inc.
6.63%, 07/15/32 (e)	115	119
Smyrna Ready Mix Concrete, LLC
8.88%, 11/15/31 (e)	115	121
SRM Escrow Issuer, LLC
6.00%, 11/01/28 (e)	85	85
Standard Building Solutions Inc.
6.50%, 08/15/32 (e)	70	72
6.25%, 08/01/33 (e)	135	137
Stonepeak Nile Parent LLC
7.25%, 03/15/32 (e)	65	68
TAV Havalimanlari Holding Anonim Sirketi
8.50%, 12/07/28 (e)	45	47

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
TK Elevator U.S. Newco, Inc.
5.25%, 07/15/27 (e)	195	195
TransDigm Inc.
6.38%, 03/01/29 - 05/31/33 (e)	330	337
7.13%, 12/01/31 (e)	60	63
6.63%, 03/01/32 (e)	55	57
6.00%, 01/15/33 (e)	40	40
6.25%, 01/31/34 (e)	30	31
6.75%, 01/31/34 (e)	110	114
Transnet SOC Limited
8.25%, 02/06/28 (e)	55	58
Trinet Group, Inc.
7.13%, 08/15/31 (e)	115	119
Uber Technologies, Inc.
4.15%, 01/15/31	582	576
4.80%, 09/15/35	459	455
Verisk Analytics, Inc.
4.50%, 08/15/30	296	297
5.13%, 02/15/36 (f)	665	672
Waste Pro USA, Inc.
7.00%, 02/01/33 (e)	40	42
Wesco Distribution, Inc.
6.38%, 03/15/33 (e)	65	67
Wrangler Holdco Corp.
6.63%, 04/01/32 (e)	75	78
XPO, Inc.
7.13%, 02/01/32 (e)	75	79
		20,249
Utilities 1.2%
Abu Dhabi National Energy Company PJSC
4.88%, 04/23/30 (e)	40	41
4.75%, 03/09/37 (e)	200	198
4.00%, 10/03/49 (e)	95	77
Aegea Finance S.a r.l.
9.00%, 01/20/31 (e)	200	212
AES Corporation, The
3.95%, 07/15/30 (e)	1,148	1,108
2.45%, 01/15/31	4,200	3,763
6.95%, 07/15/55	90	89
Alpha Generation LLC
6.75%, 10/15/32 (e)	45	46
Aydem Yenilenebilir Enerji Anonim Sirketi
7.75%, 02/02/27 (e)	160	163
Buffalo Energy Mexico Holdings, S.A. de C.V.
7.88%, 02/15/39 (e)	119	129
California Buyer Limited
6.38%, 02/15/32 (e)	120	123
Calpine Corporation
5.13%, 03/15/28 (e)	40	40
4.63%, 02/01/29 (e)	45	45
Cerro Del Aguila S.A.
5.50%, 09/11/35 (e)	200	202
Chile Electricity Lux MPC S.a r.l.
6.01%, 01/20/33 (e)	179	188
Clearway Energy Operating LLC
4.75%, 03/15/28 (e)	25	25
3.75%, 01/15/32 (e)	95	85
Cleco Corporate Holdings LLC
3.38%, 09/15/29	1,499	1,403
Contourglobal Power Holdings S.A.
6.75%, 02/28/30 (e)	75	78
Duquesne Light Holdings, Inc.
2.53%, 10/01/30 (e)	209	187
2.78%, 01/07/32 (e)	659	584
Edison International
5.00%, (100, 12/15/26) (m)	30	29
6.25%, 03/15/30 (f)	47	49
8.13%, 06/15/53 (f)	80	82
7.88%, 06/15/54 (f)	40	41
Energuate Trust
6.35%, 09/15/35 (e)	200	201
Enfragen Energia Sur S.A.
8.50%, 06/30/32 (e)	80	84
ESKOM Holdings
6.35%, 08/10/28 (e)	150	154
8.45%, 08/10/28 (e)	25	27
Exelon Corporation
3.35%, 03/15/32	2,834	2,648
FEL Energy VI S.a r.l.
5.75%, 12/01/40 (e)	169	166
Hawaiian Electric Company, Inc.
6.00%, 10/01/33 (e)	50	50
Mong Duong Finance Holdings B.V.
5.13%, 05/07/29 (e)	88	87
Niagara Energy S.A.C.
5.75%, 10/03/34 (e)	200	206
NRG Energy, Inc.
3.38%, 02/15/29 (e)	40	38
5.75%, 07/15/29 - 01/15/34 (e)	245	245
3.63%, 02/15/31 (e)	45	42
6.00%, 02/01/33 - 01/15/36 (e)	180	181
6.25%, 11/01/34 (e)	80	82
PacifiCorp
7.38%, 09/15/55	122	128
PG&E Corporation
4.25%, 12/01/27 (n)	100	101
5.00%, 07/01/28	60	59
5.25%, 07/01/30 (f)	150	148
7.38%, 03/15/55	149	153
Puget Energy, Inc.
4.10%, 06/15/30	516	504
4.22%, 03/15/32	2,096	2,009
Saavi Energia S.a r.l.
8.88%, 02/10/35 (e)	200	215
TermoCandelaria Power S.A.
7.75%, 09/17/31 (e)	200	209
Venture Global Plaquemines LNG, LLC
7.50%, 05/01/33 (e)	55	61
7.75%, 05/01/35 (e)	55	62
Vistra Operations Company LLC
7.75%, 10/15/31 (e)	60	64
6.88%, 04/15/32 (e)	70	73
XPLR Infrastructure Operating Partners, LP
7.25%, 01/15/29 (e) (f)	45	46
8.38%, 01/15/31 (e) (f)	56	59
8.63%, 03/15/33 (e)	56	59
		17,148
Information Technology 1.2%
Amentum Escrow Corp.
7.25%, 08/01/32 (e)	90	94
Amkor Technology, Inc.
5.88%, 10/01/33 (e)	50	51
ASGN Incorporated
4.63%, 05/15/28 (e)	70	69
Broadcom Inc.
1.95%, 02/15/28 (e)	271	258
2.45%, 02/15/31 (e)	2,643	2,404
2.60%, 02/15/33 (e)	2,342	2,054
3.42%, 04/15/33 (e)	208	193
CA Magnum Holdings
5.38%, 10/31/26 (e)	200	199
Cloud Software Group, Inc.
9.00%, 09/30/29 (e)	291	302
8.25%, 06/30/32 (e)	100	106
6.63%, 08/15/33 (e)	40	41
Coherent Corp.
5.00%, 12/15/29 (e)	105	104
Coreweave, Inc.
9.25%, 06/01/30 (e)	105	108
9.00%, 02/01/31 (e)	195	200
Dell International L.L.C.
4.15%, 02/15/29	590	588
4.50%, 02/15/31	1,171	1,168
4.75%, 10/06/32	781	778
5.10%, 02/15/36	1,440	1,431
Entegris Escrow Corporation
4.75%, 04/15/29 (e)	20	20

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
5.95%, 06/15/30 (e)	60	61
Entegris, Inc.
3.63%, 05/01/29 (e)	130	124
Fair Isaac Corporation
6.00%, 05/15/33 (e)	140	142
Gen Digital Inc.
6.25%, 04/01/33 (e)	52	53
Helios Software Holdings, Inc.
8.75%, 05/01/29 (e)	75	78
Insight Enterprises, Inc.
6.63%, 05/15/32 (e)	80	82
MKS Inc.
1.25%, 06/01/30 (n)	121	133
NXP B.V.
4.85%, 08/19/32	364	365
5.25%, 08/19/35	1,050	1,061
ON Semiconductor Corporation
0.00%, 05/01/27 (c) (n)	107	121
3.88%, 09/01/28 (e)	15	15
Open Text Corporation
3.88%, 02/15/28 - 12/01/29 (e)	255	243
Oracle Corporation
4.45%, 09/26/30	444	444
4.80%, 09/26/32	741	742
5.20%, 09/26/35	675	678
5.88%, 09/26/45	416	417
5.95%, 09/26/55	522	520
6.10%, 09/26/65	537	537
Riot Platforms, Inc.
0.75%, 01/15/30 (e) (n)	140	215
Seagate Data Storage Technology Pte. Ltd.
8.25%, 12/15/29 (e)	50	53
5.88%, 07/15/30 (e)	10	10
5.75%, 12/01/34 (e)	130	130
Solstice Advanced Materials US, Inc.
5.63%, 09/30/33 (e)	105	105
TTM Technologies, Inc.
4.00%, 03/01/29 (e)	45	43
UKG Inc.
6.88%, 02/01/31 (e)	90	93
Wolfspeed, Inc.
0.00%, 12/01/29 (h) (i) (n)	496	214
9.88%, 06/23/30 (e) (h) (i) (p)	55	58
X.Ai Corp.
12.50%, 06/30/30 (j)	215	226
		17,131
Materials 1.0%
Ahlstrom Holding 3 Oy
4.88%, 02/04/28 (e)	25	24
Alcoa Nederland Holding B.V.
7.13%, 03/15/31 (e)	205	215
Alumina Pty Ltd
6.38%, 09/15/32 (e)	145	149
Antofagasta PLC
2.38%, 10/14/30 (e)	200	181
Aris Mining Corporation
8.00%, 10/31/29 (e)	200	208
Axalta Coating Systems Dutch Holding B B.V.
7.25%, 02/15/31 (e)	115	121
Braskem Idesa, S.A.P.I.
7.45%, 11/15/29 (e)	75	46
Braskem Netherlands Finance B.V.
7.25%, 02/13/33 (e)	280	108
8.00%, 10/15/34 (e)	200	75
5.88%, 01/31/50 (e)	75	28
Capstone Copper Corp.
6.75%, 03/31/33 (e)	85	87
Celanese US Holdings LLC
6.85%, 11/15/28 (d) (g) (o)	639	663
6.50%, 04/15/30 (f)	60	60
7.05%, 11/15/30 (d) (g) (o)	649	670
6.75%, 04/15/33 (f)	100	100
7.20%, 11/15/33 (d) (g) (o)	379	394
Celtic Resources Holdings Designated Activity Company
0.00%, 12/31/25 (e) (h) (i) (j) (l)	100	—
Celulosa Arauco y Constitucion S.A.
6.18%, 05/05/32 (e)	200	209
CEMEX S.A.B. de C.V.
5.13%, (100, 06/08/26) (e) (m)	310	309
7.20%, (100, 06/10/30) (e) (m)	200	208
Century Aluminum Company
6.88%, 08/01/32 (e)	70	73
Champion Iron Canada Inc.
7.88%, 07/15/32 (e)	35	37
Chemours Company, The
5.75%, 11/15/28 (e)	260	254
4.63%, 11/15/29 (e)	10	9
8.00%, 01/15/33 (e)	75	75
Cleveland-Cliffs Inc.
7.50%, 09/15/31 (e)	30	31
7.00%, 03/15/32 (e) (f)	40	40
7.38%, 05/01/33 (e)	35	36
7.63%, 01/15/34 (e)	40	41
Commercial Metals Company
4.13%, 01/15/30	35	34
4.38%, 03/15/32	45	42
Compania de Minas Buenaventura S.A.A.
6.80%, 02/04/32 (e)	200	207
Consolidated Energy Finance S.A.
6.50%, 05/15/26 (e)	15	15
5.63%, 10/15/28 (e)	35	29
12.00%, 02/15/31 (e) (f)	85	78
Corporacion Nacional del Cobre de Chile
3.00%, 09/30/29 (e)	25	24
3.15%, 01/14/30 (e)	60	57
5.95%, 01/08/34 (e)	200	210
3.70%, 01/30/50 (e)	140	99
6.30%, 09/08/53 (e)	200	205
CSN Islands XII Corp
6.75%, 01/28/28 (e)	150	146
CSN Resources S.A.
5.88%, 04/08/32 (e)	85	72
Diamond Escrow Issuer, LLC
9.75%, 11/15/28 (e)	122	128
Endeavour Mining PLC
7.00%, 05/28/30 (e)	200	206
ERO Copper Corp.
6.50%, 02/15/30 (e)	140	140
First Quantum Minerals Ltd
9.38%, 03/01/29 (e)	138	146
8.00%, 03/01/33 (e)	115	121
7.25%, 02/15/34 (e)	355	367
FMG Resources (August 2006) Pty Ltd
5.88%, 04/15/30 (e)	85	87
Fresnillo PLC
4.25%, 10/02/50 (e)	200	159
GPD Companies, Inc.
12.50%, 12/31/29 (e) (p)	61	47
Herens Holdco S.a r.l.
4.75%, 05/15/28 (e)	130	114
Hudbay Minerals Inc.
4.50%, 04/01/26 (e)	70	70
Inversion Escrow Issuer, LLC
6.75%, 08/01/32 (e)	155	153
Inversiones CMPC S.A.
3.00%, 04/06/31 (e)	60	54
6.70%, 12/09/57 (e)	200	205
Ivanhoe Mines Ltd
7.88%, 01/23/30 (e)	205	212
Kobe Us Midco 2 Incorporated
9.25%, 11/01/26 (e) (g) (p)	180	159
LD Celulose International GmbH
7.95%, 01/26/32 (e)	200	211
MATIV Holdings, Inc.
8.00%, 10/01/29 (e)	95	94
Methanex Corporation
5.13%, 10/15/27	125	125

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
5.25%, 12/15/29	55	55
6.25%, 03/15/32 (e)	140	142
5.65%, 12/01/44	90	77
Mineral Resources Limited
8.13%, 05/01/27 (e)	95	95
8.00%, 11/01/27 (e)	105	107
9.25%, 10/01/28 (e)	40	42
8.50%, 05/01/30 (e) (f)	65	68
7.00%, 04/01/31 (e)	40	41
Navoiy Kon-Metallurgiya Kombinati, Aksiyadorlik Jamiyati
6.95%, 10/17/31 (e)	200	213
Navoiyuran, Davlat Korxonasi
6.70%, 07/02/30 (e)	200	201
Nexa Resources S.A.
6.75%, 04/09/34 (e) (f)	200	212
Novelis Corporation
6.88%, 01/30/30 (e)	95	98
3.88%, 08/15/31 (e)	45	41
6.38%, 08/15/33 (e)	40	40
OCP S.A.
6.10%, 04/30/30 (e)	200	210
3.75%, 06/23/31 (e)	230	216
6.88%, 04/25/44 (e)	120	125
5.13%, 06/23/51 (e)	110	92
Olin Corporation
5.00%, 02/01/30 (f)	196	191
6.63%, 04/01/33 (e)	120	121
Olympus Water US Holding Corporation
6.25%, 10/01/29 (e) (f)	95	92
7.25%, 06/15/31 - 02/15/33 (e)	360	362
Orbia Advance Corporation, S.A.B. de C.V.
6.80%, 05/13/30 (e)	200	209
2.88%, 05/11/31 (e)	70	60
POSCO Holdings Inc.
5.88%, 01/17/33 (e)	200	213
PT Freeport Indonesia
6.20%, 04/14/52 (e) (f)	200	205
PT Indonesia Asahan Aluminium
5.45%, 05/15/30 (e)	130	134
Samarco Mineracao S.A.
9.00%, 06/30/31 (e) (g) (p)	502	504
Sasol Financing USA LLC
4.38%, 09/18/26	175	174
8.75%, 05/03/29 (e)	200	208
5.50%, 03/18/31	35	31
Saudi Arabian Mining Company
5.25%, 02/13/30 (e)	200	207
SCIL IV LLC / SCIL USA Holdings LLC
5.38%, 11/01/26 (e)	94	94
Sealed Air Corporation
7.25%, 02/15/31 (e)	75	79
6.50%, 07/15/32 (e) (f)	40	41
Suzano Austria GmbH
5.00%, 01/15/30	200	202
3.75%, 01/15/31 (g)	60	57
Suzano Netherlands B.V.
5.50%, 01/15/36	110	110
Tronox Incorporated
4.63%, 03/15/29 (e)	205	134
Usiminas International S.a r.l.
7.50%, 01/27/32 (e)	200	207
Vale Overseas Ltd
6.40%, 06/28/54	125	129
Volcan Compania Minera S.A.A.
8.75%, 01/24/30 (e)	221	229
W. R. Grace Holdings LLC
5.63%, 08/15/29 (e)	145	135
7.38%, 03/01/31 (e)	35	36
6.63%, 08/15/32 (e)	90	89
		14,795
Health Care 0.9%
1261229 B.C. Ltd.
10.00%, 04/15/32 (e)	185	190
Acadia Healthcare Company, Inc.
7.38%, 03/15/33 (e) (f)	70	73
AdaptHealth LLC
5.13%, 03/01/30 (e)	77	73
Auna S.A.
10.00%, 12/18/29 (e)	158	167
Bausch Health Companies Inc.
8.50%, 01/31/27 (e)	60	60
4.88%, 06/01/28 (e)	115	103
11.00%, 09/30/28 (e)	85	89
5.25%, 01/30/30 (e)	45	32
Centene Corporation
4.25%, 12/15/27	540	531
2.45%, 07/15/28	1,120	1,041
4.63%, 12/15/29	840	819
3.38%, 02/15/30	495	456
2.63%, 08/01/31	520	447
Charles River Laboratories International, Inc.
3.75%, 03/15/29 (e)	35	33
Community Health Systems, Inc.
6.13%, 04/01/30 (e)	255	185
5.25%, 05/15/30 (e)	10	9
4.75%, 02/15/31 (e)	580	501
9.75%, 01/15/34 (e)	65	67
CVS Health Corporation
3.00%, 08/15/26	92	91
3.63%, 04/01/27	259	257
5.00%, 01/30/29	529	540
5.25%, 01/30/31	217	223
6.75%, 12/10/54	63	65
7.00%, 03/10/55	184	193
Davita Inc.
4.63%, 06/01/30 (e)	175	168
6.88%, 09/01/32 (e)	115	119
6.75%, 07/15/33 (e)	70	72
Emergent BioSolutions Inc.
3.88%, 08/15/28 (e)	108	90
Global Medical Response, Inc.
7.38%, 10/01/32 (e)	35	36
Grifols Escrow Issuer S.A.
4.75%, 10/15/28 (e)	55	53
HAH Group Holding Company LLC
9.75%, 10/01/31 (e)	82	78
HCA Inc.
5.63%, 09/01/28	783	808
5.88%, 02/01/29	698	726
3.50%, 09/01/30	513	490
3.63%, 03/15/32	137	128
IQVIA Inc.
6.50%, 05/15/30 (e)	210	217
6.25%, 06/01/32 (e)	125	129
Lifepoint Health, Inc.
10.00%, 06/01/32 (e) (f)	60	63
Mars, Incorporated
4.80%, 03/01/30 (e)	899	916
5.00%, 03/01/32 (e)	675	691
Medline Borrower, LP
6.25%, 04/01/29 (e)	286	294
ModivCare Inc.
0.00%, 10/01/29 (e) (h) (i)	35	—
Molina Healthcare, Inc.
6.25%, 01/15/33 (e)	190	192
Organon & Co.
5.13%, 04/30/31 (e) (f)	155	136
6.75%, 05/15/34 (e)	68	65
7.88%, 05/15/34 (e)	140	130
Owens & Minor, Inc.
4.50%, 03/31/29 (e) (f)	40	32
6.63%, 04/01/30 (e) (f)	50	41
Pediatrix Medical Group, Inc.
5.38%, 02/15/30 (e)	85	85
Prime Healthcare Services, Inc.
9.38%, 09/01/29 (e)	75	78
Radiology Partners, Inc.
9.78%, 02/15/30 (d) (e) (g) (p)	11	11

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
8.50%, 07/15/32 (e)	40	42
Select Medical Corporation
6.25%, 12/01/32 (e)	125	125
Sotera Health Holdings, LLC
7.38%, 06/01/31 (e)	70	73
Surgery Center Holdings, Inc.
7.25%, 04/15/32 (e) (f)	48	49
Team Health Holdings, Inc.
8.38%, 06/30/28 (e)	45	46
Tenet Healthcare Corporation
6.13%, 10/01/28 - 06/15/30	154	155
4.25%, 06/01/29	35	34
4.38%, 01/15/30	50	49
Teva Pharmaceutical Finance Netherlands III B.V.
7.88%, 09/15/29	200	218
6.00%, 12/01/32	255	265
Teva Pharmaceutical Finance Netherlands IV B.V.
5.75%, 12/01/30	235	242
U.S. Acute Care Solutions, LLC
9.75%, 05/15/29 (e)	165	169
		13,560
Consumer Discretionary 0.9%
Adient Global Holdings Ltd
7.50%, 02/15/33 (e)	90	93
Amer Sports Company
6.75%, 02/16/31 (e)	120	125
American Axle & Manufacturing, Inc.
6.38%, 10/15/32 (e)	55	55
7.75%, 10/15/33 (e)	100	101
Ashton Woods USA L.L.C.
4.63%, 04/01/30 (e)	50	47
6.88%, 08/01/33 (e)	40	40
Aston Martin Capital Holdings Limited
10.00%, 03/31/29 (e)	103	101
Azul Secured Finance LLP
0.00%, 08/28/28 (h) (i)	75	23
0.00%, 08/28/29 (e) (h) (i)	92	4
BCPE Flavor Debt Merger Sub LLC
9.50%, 07/01/32 (e)	45	47
Beach Acquisition Bidco, LLC
10.00%, 07/15/33 (e) (p)	145	157
Beazer Homes USA, Inc.
7.50%, 03/15/31 (e) (f)	75	76
BRE RC Pitney Road PA LP
6.63%, 01/15/32 (e)	85	86
Caesars Entertainment, Inc.
7.00%, 02/15/30 (e)	51	52
6.50%, 02/15/32 (e)	100	102
6.00%, 10/15/32 (e) (f)	90	89
Carnival Corporation
5.13%, 05/01/29 (e)	70	70
5.75%, 03/15/30 - 08/01/32 (e)	165	168
5.88%, 06/15/31 (e)	105	108
6.13%, 02/15/33 (e)	75	77
Carvana Co.
5.63%, 10/01/25 (e)	198	198
5.88%, 10/01/28 (e)	85	80
4.88%, 09/01/29 (e)	170	156
10.25%, 05/01/30 (e)	145	157
Century Communities, Inc.
6.63%, 09/15/33 (e)	85	86
Clarios Global LP
6.75%, 02/15/30 - 09/15/32 (e)	160	164
Corporacion Geo, S.A.B. De C.V.
0.00%, 12/31/49 (h) (i) (l)	99	—
Discovery Communications, LLC
5.00%, 09/20/37	35	30
6.35%, 06/01/40	40	37
Dream Finders Homes, Inc.
6.88%, 09/15/30 (e)	80	80
EG Global Finance PLC
12.00%, 11/30/28 (e)	499	549
Fertitta Entertainment LLC
6.75%, 01/15/30 (e)	195	183
Flutter Treasury Designated Activity Company
5.88%, 06/04/31 (e)	220	223
Forvia
6.75%, 09/15/33 (e)	70	71
GENM Capital Labuan Limited
3.88%, 04/19/31 (e)	200	184
Grubhub Holdings Inc.
5.50%, 07/01/27 (e)	105	105
Hilton Domestic Operating Company Inc.
5.88%, 04/01/29 - 03/15/33 (e)	75	77
3.63%, 02/15/32 (e)	112	102
6.13%, 04/01/32 (e)	40	41
5.75%, 09/15/33 (e)	125	127
JH North America Holdings Inc.
10.00%, 01/15/31 (e)	155	145
LBM Acquisition, LLC
6.25%, 01/15/29 (e) (f)	45	42
9.50%, 06/15/31 (e)	80	84
Les Vetements de Sport Gildan Inc.
4.70%, 10/07/30 (e)	102	102
LGI Homes, Inc.
8.75%, 12/15/28 (e)	45	47
4.00%, 07/15/29 (e)	45	41
7.00%, 11/15/32 (e) (f)	145	142
Life Time, Inc.
6.00%, 11/15/31 (e)	145	147
Light and Wonder International, Inc.
6.25%, 10/01/33 (e)	105	105
Lindblad Expeditions, LLC
7.00%, 09/15/30 (e)	50	51
Lowe`s Companies, Inc.
3.35%, 04/01/27	89	88
4.25%, 04/01/52	293	237
Majordrive Holdings IV, LLC
6.38%, 06/01/29 (e)	85	70
Metalsa, S.A.P.I. de C.V.
3.75%, 05/04/31 (e)	150	131
Mohegan Escrow Issuer, LLC
8.25%, 04/15/30 (e)	49	51
11.88%, 04/15/31 (e)	55	58
NCL Corporation Ltd.
5.88%, 01/15/31 (e)	85	85
6.75%, 02/01/32 (e)	75	77
6.25%, 09/15/33 (e)	85	85
New Flyer Holdings, Inc.
9.25%, 07/01/30 (e)	40	43
Newell Brands Inc.
8.50%, 06/01/28 (e)	90	95
6.38%, 05/15/30	50	50
6.63%, 05/15/32 (f)	40	39
6.88%, 04/01/36 (g) (o)	90	90
7.00%, 04/01/46 (d) (g) (o)	45	40
Nordstrom, Inc.
5.00%, 01/15/44	100	74
Ontario Gaming GTA Limited Partnership
8.00%, 08/01/30 (e)	4	4
Park River Holdings, Inc.
8.00%, 03/15/31 (e)	25	25
Patrick Industries, Inc.
6.38%, 11/01/32 (e)	50	51
Prosus N.V.
3.68%, 01/21/30 (e)	45	43
3.06%, 07/13/31 (e)	125	113
4.19%, 01/19/32 (e)	200	192
Resideo Funding Inc.
6.50%, 07/15/32 (e)	60	61
Restaurant Brands International Limited Partnership
4.38%, 01/15/28 (e)	55	54
6.13%, 06/15/29 (e)	55	56
5.63%, 09/15/29 (e)	155	157
4.00%, 10/15/30 (e)	40	38
Royal Caribbean Cruises Ltd.
5.38%, 07/15/27 (e)	60	61
5.63%, 09/30/31 (e)	70	71
6.25%, 03/15/32 (e)	116	120

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
6.00%, 02/01/33 (e)	130	133
Saks Global Enterprises LLC
11.00%, 12/15/29 (e)	132	68
Sally Holdings, LLC
6.75%, 03/01/32 (f)	34	35
Service Corporation International
5.75%, 10/15/32	45	46
Sgus LLC
11.00%, 12/15/29 (e)	74	70
SkyMiles IP Ltd.
4.50%, 10/20/25 (e)	2	2
Sotheby's, Inc.
7.38%, 10/15/27 (e)	155	155
Spectrum Management Holding Company, LLC
5.88%, 11/15/40	425	406
5.50%, 09/01/41	2,000	1,830
Staples, Inc.
10.75%, 09/01/29 (e)	145	144
12.75%, 01/15/30 (e)	85	68
Station Casinos LLC
6.63%, 03/15/32 (e)	35	36
Stonemor Inc.
8.50%, 05/15/29 (e)	155	152
Telekom Srbija A.D. Beograd
7.00%, 10/28/29 (e)	225	229
The New Home Company Inc.
8.50%, 11/01/30 (e)	35	36
TKC Holdings, Inc.
6.88%, 05/15/28 (e)	101	102
10.50%, 05/15/29 (e)	85	87
TopBuild Corp.
4.13%, 02/15/32 (e)	75	70
5.63%, 01/31/34 (e)	70	70
Univision Communications Inc.
8.00%, 08/15/28 (e)	59	61
4.50%, 05/01/29 (e)	25	24
8.50%, 07/31/31 (e)	340	351
9.38%, 08/01/32 (e)	105	111
Viking Cruises Limited
9.13%, 07/15/31 (e)	75	81
5.88%, 10/15/33 (e)	175	175
Warnermedia Holdings, Inc.
4.28%, 03/15/32 (f)	15	14
5.05%, 03/15/42	70	56
5.14%, 03/15/52	20	15
Whirlpool Corporation
6.13%, 06/15/30	130	131
6.50%, 06/15/33	120	120
5.75%, 03/01/34	10	10
Wolverine World Wide, Inc.
4.00%, 08/15/29 (e)	30	27
Yum! Brands, Inc.
4.63%, 01/31/32	275	267
ZF North America Capital, Inc.
6.88%, 04/14/28 - 04/23/32 (e)	100	99
6.75%, 04/23/30 (e)	85	83
7.50%, 03/24/31 (e)	50	50
		12,950
Consumer Staples 0.8%
Albertsons Companies, Inc.
6.25%, 03/15/33 (e)	60	61
Albion Financing 1 S.a r.l.
7.00%, 05/21/30 (e)	95	98
Allied Universal Holdco LLC
6.88%, 06/15/30 (e)	90	93
7.88%, 02/15/31 (e)	126	132
Altria Group, Inc.
4.40%, 02/14/26	13	13
3.88%, 09/16/46	1,500	1,152
Avis Budget Car Rental, LLC
8.38%, 06/15/32 (e)	70	73
Belron UK Finance PLC
5.75%, 10/15/29 (e)	65	66
Biocon Biologics Global PLC
6.67%, 10/09/29 (e)	60	58
C&S Group Enterprises LLC
5.00%, 12/15/28 (e)	87	79
Central American Bottling Corporation
5.25%, 04/27/29 (e)	155	153
Champions Financing, Inc.
8.75%, 02/15/29 (e) (f)	51	49
Cosan Overseas Limited
8.25% (j) (m)	190	192
DP World Crescent Limited
3.75%, 01/30/30 (e)	175	170
DP World Salaam
6.00%, (100, 10/01/25) (j) (m)	200	200
Fiesta Purchaser, Inc.
7.88%, 03/01/31 (e)	35	37
9.63%, 09/15/32 (e) (f)	30	32
GRUMA, S.A.B. de C.V.
5.76%, 12/09/54 (e)	200	199
Imperial Brands Finance PLC
6.13%, 07/27/27 (e)	536	553
ION Platform Finance S.a r.l.
7.88%, 09/30/32 (e)	150	150
JBS USA Food Company
3.63%, 01/15/32	210	196
3.00%, 05/15/32	5,280	4,723
KeHE Distributors, LLC
9.00%, 02/15/29 (e)	130	137
Kronos Acquisition Holdings Inc
8.25%, 06/30/31 (e) (f)	130	101
Lamb Weston Holdings, Inc.
4.38%, 01/31/32 (e)	135	128
Marb Bondco PLC
3.95%, 01/29/31 (e)	115	106
Minerva Luxembourg S.A.
8.88%, 09/13/33 (e)	75	82
NBM US Holdings, Inc.
6.63%, 08/06/29 (e)	120	122
Neptune BidCo US Inc.
9.29%, 04/15/29 (e)	85	83
OT MidCo Inc.
10.00%, 02/15/30 (e) (f)	155	105
Performance Food Group, Inc.
6.13%, 09/15/32 (e)	65	67
Post Holdings, Inc.
5.50%, 12/15/29 (e)	91	91
4.63%, 04/15/30 (e)	35	34
6.25%, 02/15/32 - 10/15/34 (e)	110	112
6.38%, 03/01/33 (e)	50	51
Reynolds American Inc.
5.85%, 08/15/45	1,000	992
Safeway Inc.
3.50%, 03/15/29 (e)	40	38
4.88%, 02/15/30 (e)	135	133
U.S. Foods Inc.
6.88%, 09/15/28 (e)	40	41
4.75%, 02/15/29 (e)	60	59
5.75%, 04/15/33 (e)	60	60
United Rentals (North America), Inc.
6.13%, 03/15/34 (e)	105	109
Wand NewCo 3, Inc.
7.63%, 01/30/32 (e)	65	69
Williams Scotsman, Inc.
6.63%, 06/15/29 - 04/15/30 (e)	120	123
		11,322
Total Corporate Bonds And Notes (cost $384,414)		377,678
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 13.3%
AASET 2019-2 Trust
Series 2019-A-2, 3.38%, 10/16/26 (g)	84	82
Series 2019-B-2, 4.46%, 10/16/26 (g)	46	44
AASET 2020-1 Trust
Series 2020-A-1A, 3.35%, 01/15/27 (g)	80	77
Series 2020-B-1A, 4.34%, 01/15/27 (g)	60	53

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
AASET 2021-1 Trust
Series 2021-A-1A, 2.95%, 10/16/28 (g)	403	384
AASET 2021-2 Trust
Series 2021-A-2A, 2.80%, 12/15/28 (g)	1,068	1,002
AASET 2022-1 Limited
Series 2022-A-1A, 6.00%, 05/16/29 (g)	1,085	1,078
AASET 2024-1
Series 2024-A1-1A, 6.26%, 05/16/31 (g)	700	720
Series 2024-A2-1A, 6.26%, 05/16/31 (g)	638	654
AASET 2025-1
Series 2025-A-1A, 5.94%, 02/16/32 (e)	554	565
Affirm Asset Securitization Trust 2024-A
Series 2024-1A-A, 5.61%, 09/15/26	300	301
AIMCO CLO 11 Ltd
Series 2020-A1R2-11A, 5.66%, (3 Month Term SOFR + 1.34%), 07/17/37 (d)	969	973
AIMCO CLO 14 Ltd
Series 2021-A-14A, 5.58%, (3 Month Term SOFR + 1.25%), 04/20/34 (d)	1,573	1,573
Series 2021-A1R-14A, 0.00%, (3 Month Term SOFR + 0.00%), 10/20/38 (d)	1,573	1,574
AIMCO CLO 17 Ltd
Series 2022-A1R-17A, 5.68%, (3 Month Term SOFR + 1.35%), 07/20/37 (d)	1,099	1,103
AIMCO CLO 19, Ltd.
Series 2024-A-19A, 5.68%, (3 Month Term SOFR + 1.35%), 10/20/37 (d)	340	341
AIMCO CLO 22 Ltd
Series 2024-A-22A, 5.83%, (3 Month Term SOFR + 1.50%), 04/19/37 (d)	1,878	1,886
AIMCO CLO Series 2018-B
Series 2018-ARR-BA, 5.82%, (3 Month Term SOFR + 1.50%), 04/16/37 (d)	1,188	1,193
ALA Trust 2025-OANA
Series 2025-A-OANA, REMIC, 5.89%, (1 Month Term SOFR + 1.74%), 06/15/27 (d)	780	784
Allegro CLO XII, Ltd.
Series 2020-A1R-1A, 5.77%, (3 Month Term SOFR + 1.44%), 07/21/37 (d)	1,461	1,466
Allegro CLO XIII, Ltd.
Series 2021-A1R-1A, 5.65%, (3 Month Term SOFR + 1.34%), 07/20/38 (d)	716	718
Allegro CLO XV, Ltd.
Series 2022-A1R-1A, 5.51%, (3 Month Term SOFR + 1.18%), 04/20/38 (d)	893	893
ALTDE 2025-1 Trust
Series 2025-A-1A, 5.90%, 02/15/32 (g)	757	769
Ares LIV CLO Ltd
Series 2019-AR2-54A, 5.62%, (3 Month Term SOFR + 1.31%), 07/15/38 (d)	643	646
Ares LIX CLO Ltd
Series 2021-A-59A, 5.61%, (3 Month Term SOFR + 1.29%), 04/25/34 (d)	521	521
Ares Loan Funding V, Ltd.
Series 2024-A1-ALF5A, 5.82%, (3 Month Term SOFR + 1.50%), 07/27/37 (d)	1,092	1,096
Ares LV CLO Ltd
Series 2020-A1R2-55A, 5.69%, (3 Month Term SOFR + 1.37%), 10/15/37 (d)	652	656
Ares LVIII CLO Ltd.
Series 2020-A1R2-58A, 5.56%, (3 Month Term SOFR + 1.24%), 04/15/38 (d)	908	909
Ares XLI CLO Ltd.
Series 2016-AR2-41A, 5.65%, (3 Month Term SOFR + 1.33%), 04/17/34 (d)	2,135	2,137
ARI Fleet Lease Trust 2024-B
Series 2024-A2-B, 5.54%, 02/16/27	175	176
Bain Capital Credit CLO 2023-2, Limited
Series 2023-A1R-2A, 5.55%, (3 Month Term SOFR + 1.32%), 07/18/38 (d)	943	946
BAMLL Commercial Mortgage Securities Trust 2019-BPR
Series 2019-ANM-BPR, REMIC, 3.11%, 11/05/32	412	393
Series 2019-BNM-BPR, REMIC, 3.47%, 11/05/32	100	94
Bank 2017-BNK6
Series 2017-ASB-BNK6, REMIC, 3.29%, 07/17/26	22	22
Bank 2019-BNK21
Series 2019-A5-BN21, REMIC, 2.85%, 09/17/29	94	88
Bank 2020-BNK25
Interest Only, Series 2020-XB-BN25, REMIC, 0.44%, 01/18/63 (d)	3,200	52
Bank 2022-BNK44
Series 2022-A5-BNK44, REMIC, 5.94%, 10/18/32 (d) (q)	3,815	4,056
Bank5 2025-5YR16
Interest Only, Series 2025-XB-5YR16, REMIC, 0.35%, 08/17/63 (d)	1,600	30
Barings CLO Ltd. 2020-IV
Series 2020-AR-4A, 5.70%, (3 Month Term SOFR + 1.37%), 10/20/37 (d)	1,190	1,195
Barings CLO Ltd. 2021-I
Series 2021-A-1A, 5.60%, (3 Month Term SOFR + 1.28%), 04/25/34 (d)	1,146	1,148
Barings CLO Ltd.2020-I
Series 2020-A1R2-1A, 5.52%, (3 Month Term SOFR + 1.26%), 01/15/38 (d)	589	590
Barings CLO Ltd.2023-IV
Series 2023-A-4A, 6.08%, (3 Month Term SOFR + 1.75%), 01/20/37 (d)	1,424	1,428
BCRED BSL Static CLO 2025-1 Ltd
Series 2025-AR-1A, 5.58%, (3 Month Term SOFR + 1.25%), 07/24/35 (d)	875	873
Beechwood Park CLO Ltd
Series 2019-A1R-1A, 5.62%, (3 Month Term SOFR + 1.30%), 01/17/35 (d)	1,382	1,385
Benchmark 2018-B4 Mortgage Trust
Series 2018-A5-B4, REMIC, 4.12%, 06/16/28 (d)	106	105
Benchmark 2019-B10 Mortgage Trust
Series 2019-ASB-B10, REMIC, 3.62%, 11/17/28	141	138
Benchmark 2019-B12 Mortgage Trust
Interest Only, Series 2019-XA-B12, REMIC, 1.06%, 08/16/52 (d)	6,516	166
Benchmark 2019-B14 Mortgage Trust
Interest Only, Series 2019-XA-B14, REMIC, 0.76%, 12/15/62 (d)	4,519	93
Benchmark 2019-B9 Mortgage Trust
Series 2019-AAB-B9, REMIC, 3.93%, 09/15/28	261	259
Benchmark 2021-B27 Mortgage Trust
Interest Only, Series 2021-XA-B27, REMIC, 1.23%, 07/17/54 (d)	2,026	98
Bethpage Park CLO, Ltd.
Series 2021-A-1A, 5.71%, (3 Month Term SOFR + 1.39%), 01/16/35 (d)	638	639
BHG Securitization Trust 2025-2CON
Series 2025-A-2CON, 4.84%, 09/17/36	197	198
Blackbird Capital II Aircraft Lease Limited
Series 2021-A-1A, 2.44%, 07/17/28 (g)	858	807
BLP Commercial Mortgage Trust
Series 2024-A-IND2, REMIC, 5.49%, (1 Month Term SOFR + 1.34%), 03/16/26 (d)	534	535
Blueberry Park CLO, Ltd.
Series 2024-A-1A, 5.68%, (3 Month Term SOFR + 1.35%), 10/20/37 (d)	1,264	1,268
BMP 2024-MF23
Series 2024-A-MF23, 5.52%, (1 Month Term SOFR + 1.37%), 06/15/26 (d)	749	750
Series 2024-B-MF23, 5.79%, (1 Month Term SOFR + 1.64%), 06/15/26 (d)	370	371
Series 2024-C-MF23, 5.99%, (1 Month Term SOFR + 1.84%), 06/15/26 (d)	261	262
BofA Auto Trust 2025-1
Series 2025-A3-1A, 4.35%, 11/20/29	200	201
Brant Point CLO 2025-8 Ltd
Series 2025-D1-8A, 6.85%, (3 Month Term SOFR + 2.85%), 03/31/38 (d)	100	100
BRAVO Residential Funding Trust 2023-RPL 1
Series 2023-A1-RPL1, REMIC, 5.00%, 05/25/63 (d)	521	523

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
BRAVO Residential Funding Trust 2025-NQM5
Series 2025-A1-NQM5, REMIC, 5.50%, 02/25/65 (g)	275	278
BX 2021-PAC Mortgage Trust
Series 2021-A-PAC, REMIC, 4.95%, (1 Month Term SOFR + 0.80%), 11/15/38 (d)	1,203	1,200
Series 2021-B-PAC, REMIC, 5.16%, (1 Month Term SOFR + 1.01%), 11/15/38 (d)	180	179
Series 2021-C-PAC, REMIC, 5.36%, (1 Month Term SOFR + 1.21%), 11/15/38 (d)	241	240
Series 2021-D-PAC, REMIC, 5.56%, (1 Month Term SOFR + 1.41%), 11/15/38 (d)	234	233
Series 2021-E-PAC, REMIC, 6.21%, (1 Month Term SOFR + 2.06%), 11/15/38 (d)	813	810
BX Commercial Mortgage Trust 2018-BIOA
Series 2025-A-DIME, REMIC, 5.30%, (1 Month Term SOFR + 1.15%), 02/16/27 (d)	888	886
BX Commercial Mortgage Trust 2021-SOAR
Series 2021-D-SOAR, REMIC, 5.66%, (1 Month Term SOFR + 1.51%), 06/15/38 (d)	420	420
BX Commercial Mortgage Trust 2022-LP2
Series 2022-A-LP2, REMIC, 5.16%, (1 Month Term SOFR + 1.01%), 02/15/39 (d)	565	565
Series 2022-B-LP2, REMIC, 5.46%, (1 Month Term SOFR + 1.31%), 02/15/39 (d)	400	399
Series 2022-C-LP2, REMIC, 5.71%, (1 Month Term SOFR + 1.56%), 02/15/39 (d)	328	328
Series 2022-D-LP2, REMIC, 6.11%, (1 Month Term SOFR + 1.96%), 02/15/39 (d)	328	328
BX Commercial Mortgage Trust 2023-XL3
Series 2023-A-XL3, REMIC, 5.91%, (1 Month Term SOFR + 1.76%), 12/15/25 (d)	614	615
Series 2023-B-XL3, REMIC, 6.34%, (1 Month Term SOFR + 2.19%), 12/15/25 (d)	168	168
Series 2023-C-XL3, REMIC, 6.79%, (1 Month Term SOFR + 2.64%), 12/15/25 (d)	74	74
BX Commercial Mortgage Trust 2024-GPA3
Series 2024-A-GPA3, REMIC, 5.44%, (1 Month Term SOFR + 1.29%), 12/15/26 (d)	311	311
BX Commercial Mortgage Trust 2024-MDHS
Series 2024-A-MDHS, REMIC, 5.79%, (1 Month Term SOFR + 1.64%), 05/15/29 (d)	1,316	1,318
BX Commercial Mortgage Trust 2024-XL4
Series 2024-A-XL4, REMIC, 5.59%, (1 Month Term SOFR + 1.44%), 02/17/26 (d)	1,224	1,225
Series 2024-B-XL4, REMIC, 5.94%, (1 Month Term SOFR + 1.79%), 02/17/26 (d)	115	115
BX Commercial Mortgage Trust 2024-XL5
Series 2024-A-XL5, REMIC, 5.54%, (1 Month Term SOFR + 1.39%), 03/15/26 (d)	2,190	2,191
Series 2024-B-XL5, REMIC, 5.84%, (1 Month Term SOFR + 1.69%), 03/15/26 (d)	374	375
Series 2024-C-XL5, REMIC, 6.09%, (1 Month Term SOFR + 1.94%), 03/15/26 (d)	497	497
BX Commercial Mortgage Trust 2025-SPOT
Series 2025-A-SPOT, REMIC, 5.59%, (1 Month Term SOFR + 1.44%), 04/15/27 (d)	1,977	1,979
Series 2025-B-SPOT, REMIC, 5.89%, (1 Month Term SOFR + 1.74%), 04/15/27 (d)	710	710
BX Trust 2021-LBA
Series 2021-AJV-LBA, REMIC, 5.06%, (1 Month Term SOFR + 0.91%), 02/15/28 (d)	100	100
BX Trust 2022-IND
Series 2022-A-IND, REMIC, 5.64%, (1 Month Term SOFR + 1.49%), 04/15/37 (d)	606	606
Series 2022-B-IND, REMIC, 6.09%, (1 Month Term SOFR + 1.94%), 04/15/37 (d)	427	427
Series 2022-C-IND, REMIC, 6.44%, (1 Month Term SOFR + 2.29%), 04/15/37 (d)	97	97
Series 2022-D-IND, REMIC, 6.99%, (1 Month Term SOFR + 2.84%), 04/15/37 (d)	81	81
BX Trust 2024-CNYN
Series 2024-A-CNYN, REMIC, 5.59%, (1 Month Term SOFR + 1.44%), 04/15/29 (d)	1,555	1,557
Series 2024-B-CNYN, REMIC, 5.84%, (1 Month Term SOFR + 1.69%), 04/15/29 (d)	248	248
Series 2024-C-CNYN, REMIC, 6.09%, (1 Month Term SOFR + 1.94%), 04/15/29 (d)	206	206
BX Trust 2025-ROIC
Series 2025-A-ROIC, REMIC, 5.29%, (1 Month Term SOFR + 1.14%), 03/15/27 (d)	2,608	2,602
Series 2025-B-ROIC, REMIC, 5.54%, (1 Month Term SOFR + 1.39%), 03/15/27 (d)	382	381
Series 2025-C-ROIC, REMIC, 5.69%, (1 Month Term SOFR + 1.54%), 03/15/27 (d)	538	537
BX Trust 2025-TAIL
Series 2025-A-TAIL, 5.55%, (1 Month Term SOFR + 1.40%), 06/15/27 (d)	347	346
Carlyle US CLO 2021-10 LTD
Series 2021-A1R-10A, 5.64%, (3 Month Term SOFR + 1.31%), 01/20/38 (d)	728	730
Carlyle US CLO 2021-11 LTD
Series 2021-A1R-11A, 5.73%, (3 Month Term SOFR + 1.41%), 07/27/37 (d)	1,277	1,281
Castlelake Aircraft Structured Trust 2021-1
Series 2021-A-1A, 3.47%, 01/15/28 (g)	26	26
Cedar Funding Vi CLO, Ltd.
Series 2016-ARR-6A, 5.64%, (3 Month Term SOFR + 1.31%), 04/20/34 (d)	6,596	6,596
Cedar Funding X CLO Ltd
Series 2019-AR2-10A, 5.69%, (3 Month Term SOFR + 1.36%), 10/20/37 (d)	710	712
Cedar Funding XII CLO Ltd
Series 2020-ARR-12A, 5.52%, (3 Month Term SOFR + 1.20%), 01/25/38 (d)	857	858
Cedar Funding XV CLO Ltd
Series 2022-A-15A, 5.65%, (3 Month Term SOFR + 1.32%), 04/20/35 (d)	1,052	1,052
Cedar Funding XVII CLO, Ltd.
Series 2023-AR-17A, 5.68%, (3 Month Term SOFR + 1.35%), 07/20/38 (d)	877	880
CENT 2025-CITY
Series 2025-A-CITY, REMIC, 5.09%, (1 Month Term SOFR + 5.09%), 07/12/30 (d)	716	721
CENT TRUST 2025-CITY
Interest Only, Series 2025-X-CITY, REMIC, 0.21%, 07/10/40 (d)	8,500	62
CF Hippolyta Issuer LLC
Series 2021-A1-1A, REMIC, 1.53%, 03/15/26	1,448	1,199
CFCRE 2016-C7 Mortgage Trust
Series 2016-A2-C7, REMIC, 3.59%, 11/13/26	167	166
CFCRE 2017-C8 Mortgage Trust
Series 2017-A3-C8, REMIC, 3.30%, 03/17/27	898	886
CFMT 2023-HB12, LLC
Series 2023-A-HB12, 4.25%, 07/25/26 (d)	10	10
CFMT 2024-HB13, LLC
Series 2024-A-HB13, 3.00%, 05/25/27	303	292
CFMT 2024-HB15, LLC
Series 2024-A-HB15, 4.00%, 08/25/27	154	149
Chesapeake Funding II LLC
Series 2023-A1-2A, 6.16%, 11/16/26	183	186
Series 2024-A1-1A, 5.52%, 09/15/27	352	356
CIFC Funding 2019-V Ltd
Series 2019-A1R2-5A, 5.42%, (3 Month Term SOFR + 1.27%), 10/15/38 (d)	823	825
CIFC Funding 2025-VI Ltd
Series 2025-A1-6A, 0.00%, (3 Month Term SOFR + 1.25%), 10/23/38 (d)	545	545
Citigroup Commercial Mortgage Trust 2019-GC41
Interest Only, Series 2019-XA-GC41, REMIC, 1.03%, 08/11/56 (d)	3,196	96
Clover CLO 2019-1 Ltd
Series 2019-ARR-1A, 5.33%, (3 Month Term SOFR + 1.00%), 04/18/35 (d)	1,044	1,045
CSAIL 2018-CX12 Commercial Mortgage Trust
Series 2018-A3-CX12, REMIC, 3.96%, 05/17/28	210	207
DB Master Finance LLC
Series 2021-A2I-1A, 2.05%, 11/20/26	361	351
DLLAA 2023-1 LLC
Series 2023-A3-1A, 5.64%, 02/22/28	246	249
DLLAD 2023-1 LLC
Series 2023-A3-1A, 4.79%, 03/22/27	214	214

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Dryden 37 Senior Loan Fund
Series 2022-A1R-108A, 5.69%, (3 Month Term SOFR + 1.36%), 07/18/37 (d)	1,705	1,711
Dryden 85 CLO Ltd
Series 2020-A1R2-85A, 5.70%, (3 Month Term SOFR + 1.38%), 07/15/37 (d)	1,266	1,271
Dryden 90 CLO, Ltd.
Series 2021-A1A-90A, 5.60%, (3 Month Term SOFR + 1.39%), 02/20/35 (d)	457	457
Dryden 98 CLO Ltd
Series 2022-A-98A, 5.63%, (3 Month Term SOFR + 1.30%), 04/20/35 (d)	591	591
DTP Commercial Mortgage Trust 2023-STE2
Series 2023-A-STE2, REMIC, 5.84%, 01/18/29 (d)	282	289
Eaton Vance CLO 2019-1, Ltd.
Series 2019-AR2-1A, 5.83%, (3 Month Term SOFR + 1.51%), 07/15/37 (d)	1,021	1,024
Eaton Vance CLO 2020-1, Ltd.
Series 2020-ARR-1A, 5.71%, (3 Month Term SOFR + 1.39%), 10/15/37 (d)	1,146	1,149
Eaton Vance CLO 2020-2 Ltd
Series 2020-AR2-2A, 5.70%, (3 Month Term SOFR + 1.38%), 10/15/37 (d)	1,020	1,022
ELP Commercial Mortgage Trust 2021-ELP
Series 2021-A-ELP, REMIC, 4.97%, (1 Month Term SOFR + 0.82%), 11/15/38 (d)	2,411	2,409
Enterprise Fleet Financing 2024-2, LLC
Series 2024-A2-2, 5.74%, 05/20/26	260	261
Exeter Select Automobile Receivables Trust 2025-1
Series 2025-A2-1, 4.83%, 11/16/26	112	112
Series 2025-A3-1, 4.69%, 03/15/28	115	116
Extended Stay America Trust 2021-ESH
Series 2021-A-ESH, REMIC, 5.34%, (1 Month Term SOFR + 1.19%), 07/15/38 (d)	481	481
Series 2021-B-ESH, REMIC, 5.64%, (1 Month Term SOFR + 1.49%), 07/15/38 (d)	274	274
Series 2021-C-ESH, REMIC, 5.96%, (1 Month Term SOFR + 1.81%), 07/15/38 (d)	202	202
Series 2021-D-ESH, REMIC, 6.51%, (1 Month Term SOFR + 2.36%), 07/15/38 (d)	757	757
Extended Stay America, Inc.
Series 2025-A-ESH, 0.00%, 10/15/30 (d)	1,660	1,663
Series 2025-B-ESH, 0.00%, 10/15/30 (d)	295	296
Series 2025-C-ESH, 0.00%, 10/15/30 (d)	145	145
Fidelity Investment Grade Bond ETF
Series 2024-A-17A, 5.65%, (3 Month Term SOFR + 1.32%), 01/18/38 (d)	374	375
Flatiron CLO 20 Ltd
Series 2020-AR-1A, 5.58%, (3 Month Term SOFR + 1.38%), 05/20/36 (d)	1,862	1,866
Series 2020-A1R2-1A, 0.00%, (3 Month Term SOFR + 1.24%), 11/20/38 (d)	1,862	1,862
Flatiron CLO 21 Ltd
Series 2021-A1R-1A, 5.70%, (3 Month Term SOFR + 1.36%), 10/19/37 (d)	1,103	1,106
Flatiron CLO 26 Ltd.
Series 2024-A-4A, 5.59%, (3 Month Term SOFR + 1.33%), 01/15/38 (d)	1,041	1,046
Flatiron CLO 32 Ltd
Series 2025-A1-32A, 5.60%, (3 Month Term SOFR + 1.29%), 10/22/38 (d)	849	853
Flatiron RR CLO 30 Ltd
Series 2025-A1-30A, REMIC, 5.46%, (3 Month Term SOFR + 1.16%), 04/15/38 (d)	905	904
Gilead Aviation (Warehouse) LLC
Series 2025-A-1A, 5.79%, 03/15/32 (g)	1,287	1,299
GM Financial Automobile Leasing Trust 2023-3
Series 2023-A3-3, 5.38%, 11/20/26	52	53
GMF Floorplan Owner Revolving Trust
Series 2024-A1-4A, REMIC, 4.73%, 11/15/27	750	760
Green Lakes Park CLO LLC
Series 2025-ARR-1A, 5.50%, (3 Month Term SOFR + 1.18%), 01/25/38 (d)	905	905
GS Mortgage Securities Corporation Trust 2021-IP
Series 2021-A-IP, REMIC, 5.21%, (1 Month Term SOFR + 1.06%), 10/15/26 (d)	710	707
Series 2021-B-IP, REMIC, 5.42%, (1 Month Term SOFR + 1.26%), 10/15/26 (d)	110	109
Series 2021-C-IP, REMIC, 5.82%, (1 Month Term SOFR + 1.66%), 10/15/26 (d)	100	99
GS Mortgage Securities Trust 2017-GS6
Series 2017-A2-GS6, REMIC, 3.16%, 03/12/27	92	91
GS Mortgage-Backed Securities Trust 2024-RPL2
Series 2024-A1-RPL2, REMIC, 3.75%, 02/25/26 (d)	342	334
GS Mortgage-Backed Securities Trust 2024-RPL4
Series 2024-A1-RPL4, REMIC, 3.90%, 07/25/26 (g)	626	615
Hamlin Park CLO Ltd
Series 2024-A-1A, 5.67%, (3 Month Term SOFR + 1.34%), 10/20/37 (d)	1,015	1,017
Horizon Aircraft Finance I Limited
Series 2018-A-1, 4.46%, 12/15/25 (g)	115	112
Hyundai Auto Lease Securitization Trust 2024-C
Series 2024-A3-C, 4.62%, 02/16/27	500	503
Invesco US CLO 2024-1 Ltd
Series 2024-AR-1RA, 5.87%, (3 Month Term SOFR + 1.55%), 04/15/37 (d)	959	961
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series 2018-AFX-WPT, REMIC, 4.25%, 07/08/33	339	326
J.P. Morgan Mortgage Trust 2025-NQM2
Series 2025-A1-NQM2, REMIC, 5.57%, 05/25/29 (d)	193	195
Jersey Mike's Funding, LLC
Series 2024-A2-1A, 5.64%, 02/15/32	1,214	1,239
Series 2025-A2-1A, 5.61%, 08/16/32	530	541
JPMDB Commercial Mortgage Securities Trust 2016-C4
Series 2016-ASB-C4, REMIC, 2.99%, 06/17/26	20	20
Series 2016-A2-C4, REMIC, 2.88%, 09/17/26	180	176
Lakeside Park CLO Ltd
Series 2025-A-1A, 5.41%, (3 Month Term SOFR + 1.15%), 04/15/38 (d)	658	658
LIFE 2021-BMR Mortgage Trust
Series 2021-C-BMR, REMIC, 5.36%, (1 Month Term SOFR + 1.21%), 03/15/38 (d)	17	17
Series 2021-D-BMR, REMIC, 5.66%, (1 Month Term SOFR + 1.51%), 03/15/38 (d)	159	158
Series 2021-E-BMR, REMIC, 6.01%, (1 Month Term SOFR + 1.86%), 03/15/38 (d)	139	137
LIFE 2022-BMR2 Mortgage Trust
Series 2022-A1-BMR2, REMIC, 5.45%, (1 Month Term SOFR + 1.30%), 05/17/38 (d)	2,042	1,986
Series 2022-B-BMR2, REMIC, 5.94%, (1 Month Term SOFR + 1.79%), 05/17/38 (d)	1,221	1,126
Series 2022-C-BMR2, REMIC, 6.24%, (1 Month Term SOFR + 2.09%), 05/17/38 (d)	684	625
Series 2022-D-BMR2, REMIC, 6.69%, (1 Month Term SOFR + 2.54%), 05/17/38 (d)	608	541
Madison Park Funding Ltd
Series 2021-A-50A, 5.73%, (3 Month Term SOFR + 1.40%), 04/19/34 (d)	1,340	1,341
Madison Park Funding XIX, Ltd.
Series 2015-AR3-19A, 5.87%, (3 Month Term SOFR + 1.60%), 01/22/37 (d)	469	471
Madison Park Funding XLV Ltd
Series 2020-ARR-45A, 5.40%, (3 Month Term SOFR + 1.08%), 07/15/34 (d)	653	653
Madison Park Funding XXXI, Ltd.
Series 2024-A1-67A, 5.83%, (3 Month Term SOFR + 1.51%), 04/25/37 (d)	1,211	1,215
Magnetite XLI, Limited
Series 2024-A-41A, REMIC, 5.61%, (3 Month Term SOFR + 1.29%), 01/25/38 (d)	596	598
Magnetite Xlv Ltd
Series 2025-A1-45A, REMIC, 5.42%, (3 Month Term SOFR + 1.15%), 04/15/38 (d)	635	635
Magnetite XXI, Limited
Series 2019-AR-21A, 5.61%, (3 Month Term SOFR + 1.28%), 04/20/34 (d)	920	920

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Magnetite XXIII Ltd
Series 2019-AR-23A, 5.71%, (3 Month Term SOFR + 1.39%), 01/25/35 (d)	731	732
Magnetite XXIX, Limited
Series 2021-AR-29A, 5.67%, (3 Month Term SOFR + 1.35%), 07/15/37 (d)	1,150	1,154
Magnetite XXVI Ltd
Series 2020-AR2-26A, 5.47%, (3 Month Term SOFR + 1.15%), 01/25/38 (d)	870	870
Magnetite XXVIII Ltd
Series 2020-A1RR-28A, 5.50%, (3 Month Term SOFR + 1.24%), 01/15/38 (d)	1,209	1,212
Magnetite XXX, Limited
Series 2021-AR-30A, 5.67%, (3 Month Term SOFR + 1.35%), 10/25/37 (d)	1,072	1,075
Magnetite XXXVI Ltd
Series 2023-AR-36A, 5.64%, (3 Month Term SOFR + 1.32%), 07/26/38 (d)	863	866
Merchants Fleet Funding LLC
Series 2023-A-1A, 7.21%, 05/20/26	284	286
Series 2024-A-1A, 5.82%, 08/20/27	504	508
MFA 2024-RPL1 Trust
Series 2024-A1-RPL1, REMIC, 4.25%, 02/25/66 (d)	175	166
MHP Commercial Mortgage Trust 2021-STOR
Series 2021-A-STOR, REMIC, 4.97%, (1 Month Term SOFR + 0.81%), 07/15/38 (d)	603	603
MHP Commercial Mortgage Trust 2025-MHIL2
Series 2025-A-MHIL2, REMIC, 5.65%, (1 Month Term SOFR + 1.50%), 09/15/27 (d)	751	751
Morgan Stanley & Co. LLC
Series 2019-A3-L2, REMIC, 3.81%, 01/18/29	449	444
Morgan Stanley Capital I Trust 2016-UBS11
Series 2016-A4-UB11, REMIC, 2.78%, 08/17/26	700	688
Morgan Stanley Capital I Trust 2017-H1
Series 2017-A4-H1, REMIC, 3.26%, 03/17/27	700	690
Morgan Stanley Capital I Trust 2019-NUGS
Series 2019-A-NUGS, REMIC, 5.21%, (1 Month Term SOFR + 1.06%), 12/15/36 (d)	900	676
Morgan Stanley Eaton Vance CLO 2025-21 Ltd
Series 2025-A1-21A, 5.45%, (3 Month Term SOFR + 1.17%), 04/15/38 (d)	1,085	1,086
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM3
Series 2025-A1-NQM3, REMIC, 5.53%, 05/25/70 (d)	365	369
Navigator 2025-1 Aviation Ltd
Series 2025-A-1, 5.11%, 10/15/50 (l)	1,257	1,261
Neuberger Berman Loan Advisers CLO 25 Ltd
Series 2017-AR2-25A, 5.73%, (3 Month Term SOFR + 1.40%), 07/18/38 (d)	965	967
NYMT Loan Trust 2022-CP1
Series 2022-A1-CP1, 2.04%, 09/25/27	115	108
NYMT Loan Trust 2024-CP1
Series 2024-A1-CP1, REMIC, 3.75%, 08/25/37	254	240
Oak Hill Credit Partners
Series 2024-A1-18A, 5.83%, (3 Month Term SOFR + 1.50%), 04/20/37 (d)	1,393	1,399
Series 2024-A2-18A, 5.98%, (3 Month Term SOFR + 1.65%), 04/20/37 (d)	250	251
OCP CLO 2018-15 Ltd
Series 2018-AR-15A, 5.58%, (3 Month Term SOFR + 1.25%), 01/20/38 (d)	550	551
OCP CLO 2020-8R Ltd
Series 2020-AR2-8RA, 0.00%, (3 Month Term SOFR + 1.22%), 10/18/38 (d)	806	806
OCP CLO 2025-44 Ltd
Series 2025-A-44A, 5.56%, (3 Month Term SOFR + 1.30%), 10/25/38 (d)	891	893
Ocwen Loan Investment Trust 2023-HB1
Series 2023-A-HB1, 3.00%, 06/25/26 (d)	33	32
OCWEN Loan Investment Trust 2024-HB1
Series 2024-A-HB1, 3.00%, 02/25/27	42	41
OHA Credit Funding 13 Ltd
Series 2022-AR-13A, 5.68%, (3 Month Term SOFR + 1.35%), 07/20/37 (d)	1,592	1,595
OHA Credit Funding 14-R Ltd
Series 2023-A-14RA, 5.56%, (3 Month Term SOFR + 1.23%), 04/20/38 (d)	594	595
OHA Credit Funding 4 Ltd.
Series 2019-AR2-4A, 5.62%, (3 Month Term SOFR + 1.29%), 01/22/38 (d)	1,088	1,092
OHA Credit Funding 5 Ltd.
Series 2012-AR4-7A, 5.34%, (3 Month Term SOFR + 1.14%), 02/20/38 (d)	979	979
OHA Credit Funding 6 Ltd
Series 2020-AR2-6A, 5.66%, (3 Month Term SOFR + 1.33%), 10/20/37 (d)	857	859
Onity Loan Investment Trust 2024-HB2
Series 2024-A-HB2, 5.00%, 08/25/27	130	130
Open Trust 2023-AIR
Series 2023-A-AIR, REMIC, 7.24%, (1 Month Term SOFR + 3.09%), 11/17/25 (d)	50	50
Series 2023-B-AIR, REMIC, 7.99%, (1 Month Term SOFR + 3.84%), 11/17/25 (d)	372	372
Oportun Issuance Trust 2025-B
Series 2025-A-B, 4.88%, 11/08/27	300	302
Palmer Square Loan Funding 2024-2 Ltd
Series 2024-A1N-2A, 5.32%, (3 Month Term SOFR + 1.00%), 01/15/33 (d)	484	484
Palmer Square Loan Funding 2025-1 Ltd
Series 2025-A1-1A, 5.01%, (3 Month Term SOFR + 0.80%), 02/15/33 (d)	993	992
Palmer Square Loan Funding 2025-2 Ltd
Series 2025-A1-2A, 5.18%, (3 Month Term SOFR + 0.94%), 07/15/33 (d)	847	847
Peace Park CLO Ltd
Series 2021-AR-1A, 5.29%, (3 Month Term SOFR + 1.25%), 10/20/38 (d)	898	901
PK Alift Loan Funding 3 LP
Series 2024-A1-1, 5.84%, 06/15/29	194	197
Planet Fitness Master
Series 2022-A2I-1A, 3.25%, 12/07/26	664	652
Series 2022-A2II-1A, 4.01%, 12/07/26	593	548
Series 2019-A2-1A, 3.86%, 12/05/49 (e)	623	598
PRET 2024-RPL1 Trust
Series 2024-A1-RPL1, REMIC, 3.90%, 10/25/63 (d)	399	383
PRET 2025-RPL3 Trust
Series 2025-A1-RPL3, REMIC, 4.15%, 04/25/65 (g)	291	282
PRMI Securitization Trust 2024-CMG1
Series 2024-A1-CMG1, REMIC, 5.80%, (1 Month Term SOFR + 1.45%), 07/25/54 (d) (q)	404	404
PRPM 2024-RCF4, LLC
Series 2024-A1-RCF4, REMIC, 4.00%, 07/25/28 (g)	145	143
PRPM 2024-RCF6, LLC
Series 2024-A1-RCF6, 4.00%, 10/25/64 (g)	86	85
PRPM 2024-RPL2, LLC
Series 2024-A1-RPL2, 3.50%, 05/25/28 (g)	659	643
PRPM 2025-RCF3, LLC
Series 2025-A1-RCF3, REMIC, 5.25%, 07/26/55	186	187
RR 34 LTD
Series 2024-A1R-34RA, 5.67%, (3 Month Term SOFR + 1.35%), 10/15/39 (d)	478	480
RR 7 Ltd
Series 2019-A1AB-7A, 5.66%, (3 Month Term SOFR + 1.34%), 01/15/37 (d)	1,141	1,142
Sapphire Aviation Finance II Limited
Series 2020-A-1A, 3.23%, 03/15/27 (g)	420	401
Series 2020-B-1A, 4.34%, 03/15/27 (g)	126	116
SBA Towers, LLC
Series 2020-2C-1, 1.88%, 01/15/26	365	362
Series 2020-2C-2, 2.33%, 01/15/28	279	265
Silver Aircraft Lease Investment Limited
Series 2019-A-1, 3.97%, 07/15/26 (g)	486	472
Sixth Street CLO XIX, Ltd.
Series 2021-A1R-19A, 5.56%, (3 Month Term SOFR + 1.28%), 07/17/37 (d)	540	541

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Sixth Street CLO XVIII Ltd
Series 2021-A1R-18A, 5.46%, (3 Month Term SOFR + 1.25%), 10/18/38 (d)	819	821
Sixth Street CLO XX Ltd
Series 2021-A1R-20A, 5.63%, (3 Month Term SOFR + 1.32%), 07/19/38 (d)	697	699
SLAM 2025-1 Ltd
Series 2025-A-1A, 5.81%, 05/15/32 (g)	593	601
SPGN 2022-TFLM Mortgage Trust
Series 2022-B-TFLM, REMIC, 6.15%, (1 Month Term SOFR + 2.00%), 02/15/39 (d)	278	274
Series 2022-C-TFLM, REMIC, 6.80%, (1 Month Term SOFR + 2.65%), 02/15/39 (d)	145	142
SREIT Commercial Mortgage Trust 2021-MFP
Series 2021-A-MFP, REMIC, 5.00%, (1 Month Term SOFR + 0.85%), 11/15/38 (d)	1,438	1,436
Series 2021-B-MFP, REMIC, 5.34%, (1 Month Term SOFR + 1.19%), 11/15/38 (d)	531	530
Series 2021-C-MFP, REMIC, 5.59%, (1 Month Term SOFR + 1.44%), 11/15/38 (d)	330	329
Series 2021-D-MFP, REMIC, 5.84%, (1 Month Term SOFR + 1.69%), 11/15/38 (d)	216	216
Subway Funding LLC
Series 2024-A2I-3A, 5.25%, 07/30/29	1,240	1,235
Series 2024-A2II-3A, 5.57%, 07/30/29	587	589
Series 2024-A23-3A, 5.91%, 07/30/29	1,189	1,183
Series 2024-A2I-1A, 6.03%, 07/30/29	1,670	1,694
Series 2024-A2II-1A, 6.27%, 07/30/31	994	1,018
Series 2024-A23-1A, 6.51%, 07/30/34	871	908
Symphony CLO 43 Ltd
Series 2024-A1-43A, 5.84%, (3 Month Term SOFR + 1.52%), 04/15/37 (d)	856	859
Symphony CLO XXVI, Ltd.
Series 2021-AR-26A, 5.67%, (3 Month Term SOFR + 1.34%), 04/20/33 (d)	1,629	1,629
Taco Bell Funding, LLC
Series 2025-A2I-1A, 4.82%, 08/25/55	1,170	1,176
TCO Commercial Mortgage Trust 2024-DPM
Series 2024-A-DPM, REMIC, 5.45%, (1 Month Term SOFR + 1.30%), 12/17/29 (d)	1,112	1,113
Series 2024-B-DPM, REMIC, 5.80%, (1 Month Term SOFR + 1.65%), 12/17/29 (d)	271	271
Series 2024-C-DPM, REMIC, 6.20%, (1 Month Term SOFR + 2.05%), 12/17/29 (d)	200	201
Tesla Auto Lease Trust 2023-B
Series 2023-A3-B, 6.13%, 12/22/25	163	164
Thunderbolt II Aircraft Lease Limited
Series 2018-A-A, 4.15%, 09/15/38 (g)	465	461
Thunderbolt III Aircraft Lease Limited
Series 2019-A-1, 3.67%, 11/15/26 (g)	442	427
Upgrade Receivables Trust 2024-1
Series 2024-A-1A, 5.37%, 02/18/31	48	48
Verus Securitization Trust 2025-5
Series 2025-A1-5, REMIC, 5.43%, 06/25/70 (g)	292	295
Verus Securitization Trust 2025-6
Series 2025-A1-6, 5.42%, 07/25/70 (g)	990	998
VLS Commercial Mortgage Trust 2020-LAB
Series 2020-A-LAB, REMIC, 2.13%, 10/11/30	1,251	1,068
Series 2020-B-LAB, REMIC, 2.45%, 10/11/30	70	57
Volofin Finance (Ireland) Designated Activity Company
Series 2024-A-1A, 5.94%, 03/17/31	382	386
Voya CLO 2020-2 Ltd
Series 2020-A1RR-2A, 5.64%, (3 Month Term SOFR + 1.31%), 01/20/38 (d)	304	305
Voya CLO 2023-1 Ltd
Series 2023-A1-1A, 6.13%, (3 Month Term SOFR + 1.80%), 01/21/37 (d)	1,100	1,103
Voya CLO 2024-1 Ltd
Series 2024-A1-1A, 5.84%, (3 Month Term SOFR + 1.52%), 04/15/37 (d)	813	816
Wells Fargo Commercial Mortgage Securities, Inc.
Series 2024-A12-MGP, REMIC, 5.84%, (1 Month Term SOFR + 1.75%), 08/15/26 (d)	600	598
Series 2024-A11-MGP, REMIC, 6.14%, (1 Month Term SOFR + 2.05%), 08/15/26 (d)	300	301
Wells Fargo Commercial Mortgage Trust 2020-C55
Series 2020-ASB-C55, REMIC, 2.65%, 10/17/29	179	173
Wells Fargo Commercial Mortgage Trust 2021-FCMT
Series 2021-A-FCMT, REMIC, 5.46%, (1 Month Term SOFR + 1.31%), 05/15/31 (d)	688	686
Wheels Fleet Lease Funding 1 LLC
Series 2024-A1-2A, 4.87%, 02/18/28	795	803
Willis Engine Structured Trust VII
Series 2023-A-A, 8.00%, 10/15/29 (g)	405	416
Willis Engine Structured Trust VIII
Series 2025-A-A, 5.58%, 06/16/31 (g)	763	767
World Omni Auto Receivables Trust 2023-C
Series 2023-A3-C, 5.15%, 11/15/28	246	247
Total Non-U.S. Government Agency Asset-Backed Securities (cost $192,017)		191,765
SENIOR FLOATING RATE INSTRUMENTS 5.2%
Industrials 1.4%
Accelya Lux Finco S.a r.l.
Term Loan, 0.00%, (SOFR + 5.25%), 09/05/32 (d) (l) (r)	125	122
Acosta, Inc.
2024 Term Loan B, 9.60%, (3 Month Term SOFR + 5.50%), 08/21/31 (d)	25	25
Advantage Sales & Marketing, Inc.
2024 Term Loan, 8.80%, (3 Month Term SOFR + 4.25%), 10/28/27 (d)	144	128
AI Aqua Merger Sub, Inc.
2024 1st Lien Term Loan B, 7.28%, (1 Month Term SOFR + 3.00%), 07/31/28 (d)	148	149
Air Canada
2024 Term Loan B, 6.17%, (1 Month Term SOFR + 2.00%), 03/14/31 (d)	64	64
Air Comm Corporation, LLC
2025 Delayed Draw Term Loan, 0.00%, (3 Month Term SOFR + 2.75%), 11/21/31 (d) (r)	9	9
2025 Term Loan, 7.06%, (3 Month Term SOFR + 2.75%), 12/11/31 (d)	3	3
2025 Term Loan, 7.06%, (3 Month Term SOFR + 2.75%), 12/11/31 (d)	138	138
AlixPartners, LLP
2025 USD Term Loan, 6.32%, (1 Month Term SOFR + 2.00%), 07/29/32 (d)	178	176
Amentum Government Services Holdings LLC
2024 Term Loan B, 6.57%, (1 Month Term SOFR + 2.25%), 07/31/31 (d)	193	193
American Airlines, Inc.
2023 1st Lien Term Loan, 6.26%, (6 Month Term SOFR + 2.25%), 05/29/29 (d)	99	99
2025 Term Loan B, 7.58%, (3 Month Term SOFR + 3.25%), 05/09/32 (d)	80	80
Amynta Agency Borrower Inc.
2025 Term Loan B, 7.07%, (1 Month Term SOFR + 2.75%), 12/29/31 (d)	132	132
Anticimex International AB
2021 USD Term Loan B1, 7.76%, (3 Month Term SOFR + 3.40%), 07/21/28 (d)	83	84
2024 Term Loan B6, 7.76%, (3 Month Term SOFR + 3.40%), 11/16/28 (d)	43	43
APi Group DE, Inc.
2025 Term Loan, 6.07%, (1 Month Term SOFR + 1.75%), 01/03/29 (d)	158	158
Archkey Solutions LLC
2024 Delayed Draw Term Loan B, 0.00%, (SOFR + 4.75%), 10/10/31 (d) (r)	12	12
2024 Term Loan B, 9.05%, (3 Month Term SOFR + 4.25%), 10/10/31 (d)	107	108
Artera Services, LLC
2024 Term Loan, 0.00%, (3 Month Term SOFR + 4.50%), 02/07/31 (d) (r)	60	53
2024 Term Loan, 8.80%, (3 Month Term SOFR + 4.50%), 02/07/31 (d)	187	167
Arthur US Finco Inc
Term Loan B, 9.55%, (3 Month Term SOFR + 5.25%), 11/08/30 (d)	138	123

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Astro Acquisition, LLC
2025 Term Loan B, 7.57%, (1 Month Term SOFR + 3.25%), 08/14/32 (d)	70	70
Barnes Group Inc
2025 Term Loan B, 7.07%, (1 Month Term SOFR + 2.75%), 12/11/31 (d)	95	95
BCPE Empire Holdings, Inc.
2025 Term Loan B, 7.57%, (1 Month Term SOFR + 3.25%), 12/26/30 (d)	79	79
Beach Acquisition Bidco LLC
USD Term Loan B, 7.31%, (3 Month Term SOFR + 3.25%), 06/25/32 (d)	120	121
Bleriot US Bidco Inc.
2023 Term Loan B, 6.81%, (3 Month Term SOFR + 2.50%), 10/31/28 (d)	64	64
Brock Holdings III, Inc.
2024 Term Loan B, 10.05%, (3 Month Term SOFR + 5.75%), 05/01/30 (d) (l)	50	48
Calpine Construction Finance Company, L.P.
2023 Refinancing Term Loan B, 6.32%, (1 Month Term SOFR + 2.00%), 07/20/30 (d)	85	85
Cast and Crew Payroll, LLC
2021 Incremental Term Loan, 8.07%, (1 Month Term SOFR + 3.75%), 12/30/28 (d)	240	216
Chart Industries, Inc.
2024 Term Loan B, 6.79%, (3 Month Term SOFR + 2.50%), 03/15/30 (d)	81	81
CHG Healthcare Services Inc.
2025 Term Loan B1, 7.05%, (3 Month Term SOFR + 2.75%), 09/29/28 (d)	121	121
2025 Term Loan B1, 7.07%, (1 Month Term SOFR + 2.75%), 09/29/28 (d)	—	—
Chromalloy Corporation
2024 Term Loan B, 7.54%, (3 Month Term SOFR + 3.25%), 03/21/31 (d)	89	89
Clydesdale Acquisition Holdings Inc
Term Loan B, 7.49%, (1 Month Term SOFR + 3.17%), 03/30/29 (d)	551	550
2025 Delayed Draw Term Loan, 0.00%, (1 Month Term SOFR + 3.25%), 03/27/32 (d) (r)	5	5
2025 Delayed Draw Term Loan, 7.57%, (1 Month Term SOFR + 3.25%), 03/27/32 (d)	—	—
2025 Term Loan B, 7.57%, (1 Month Term SOFR + 3.25%), 03/27/32 (d)	294	294
Conair Holdings, LLC
Term Loan B, 8.18%, (1 Month Term SOFR + 3.75%), 05/13/28 (d)	129	81
Congruex Group LLC
Term Loan, 5.96%, (3 Month Term SOFR + 1.50%), 04/26/29 (d)	159	133
Constant Contact Inc
Term Loan, 8.58%, (3 Month Term SOFR + 4.00%), 02/10/28 (d)	370	343
Second Lien Term Loan, 12.08%, (3 Month Term SOFR + 7.50%), 02/10/29 (d)	10	9
Construction Partners Inc
Term Loan B, 6.82%, (1 Month Term SOFR + 2.50%), 10/30/31 (d)	109	109
Core & Main LP
2024 Term Loan E, 6.17%, (1 Month Term SOFR + 2.00%), 02/09/31 (d)	49	49
Cornerstone Building Brands, Inc.
2021 Term Loan B, 0.00%, (1 Month Term SOFR + 3.25%), 04/12/28 (d) (r)	60	57
2021 Term Loan B, 7.50%, (1 Month Term SOFR + 3.25%), 04/12/28 (d)	160	151
2022 Term Loan, 9.78%, (1 Month Term SOFR + 5.63%), 08/01/28 (d)	65	62
2024 Term Loan B, 8.65%, (1 Month Term SOFR + 4.50%), 05/05/31 (d)	35	32
Corporation Service Company
Term Loan B, 6.32%, (1 Month Term SOFR + 2.00%), 08/10/29 (d)	182	180
CPI Holdco B LLC
2024 Term Loan, 6.32%, (1 Month Term SOFR + 2.00%), 05/10/31 (d)	124	124
CPM Holdings, Inc.
2023 Term Loan, 8.78%, (1 Month Term SOFR + 4.50%), 09/18/28 (d)	49	49
CQP Holdco LP
2024 1st Lien Term Loan B, 6.30%, (3 Month Term SOFR + 2.00%), 12/31/30 (d)	397	397
Crown Equipment Corporation
2025 Term Loan B, 6.53%, (1 Month Term SOFR + 2.25%), 10/10/31 (d)	80	80
Crown Subsea Communications Holding,Inc.
2025 Term Loan B, 7.82%, (3 Month Term SOFR + 3.50%), 01/30/31 (d)	218	219
Darktrace PLC
1st Lien Term Loan, 7.57%, (3 Month Term SOFR + 3.25%), 07/02/31 (d)	124	124
2nd Lien Term Loan, 9.57%, (3 Month Term SOFR + 5.25%), 07/02/32 (d)	70	70
DG Investment Intermediate Holdings 2, Inc.
2025 Term Loan, 7.97%, (1 Month Term SOFR + 3.75%), 07/01/32 (d)	133	133
2025 2nd Lien Term Loan, 9.82%, (1 Month Term SOFR + 5.50%), 07/24/33 (d)	30	30
Disco Parent, Inc.
2025 Term Loan B, 7.48%, (3 Month Term SOFR + 3.25%), 08/01/32 (d)	45	45
Dynasty Acquisition Co., Inc.
2024 1st Lien Term Loan B1, 6.32%, (1 Month Term SOFR + 2.00%), 10/24/31 (d)	101	101
2024 1st Lien Term Loan B2, 6.32%, (1 Month Term SOFR + 2.00%), 10/24/31 (d)	38	38
EAB Global, Inc.
2021 Term Loan, 7.32%, (1 Month Term SOFR + 3.00%), 08/16/28 (d)	—	—
Echo Global Logistics, Inc.
Term Loan, 0.00%, (1 Month Term SOFR + 3.75%), 11/09/28 (d) (r)	190	184
EMG Utica, LLC
2025 Term Loan B, 8.30%, (3 Month Term SOFR + 4.00%), 10/24/29 (d)	80	80
Emrld Borrower LP
Term Loan B, 6.45%, (3 Month Term SOFR + 2.25%), 05/04/30 (d)	25	25
EMRLD Borrower LP
2024 Term Loan B, 6.57%, (1 Month Term SOFR + 2.25%), 06/18/31 (d)	109	109
Ensemble RCM, LLC
2024 Term Loan B, 7.31%, (3 Month Term SOFR + 3.00%), 08/01/29 (d)	182	182
Esdec Solar Group B.V.
Term Loan B, 0.00%, (3 Month Term SOFR + 5.00%), 08/23/28 (d) (r)	5	3
Term Loan B, 9.56%, (3 Month Term SOFR + 5.00%), 08/23/28 (d)	291	151
Fertitta Entertainment, LLC
2022 Term Loan B, 7.41%, (1 Month Term SOFR + 3.25%), 01/13/29 (d) (p)	1,016	1,014
Filtration Group Corporation
2025 USD Term Loan, 7.07%, (1 Month Term SOFR + 2.75%), 10/21/28 (d)	196	197
Focus Financial Partners, LLC
2025 Incremental Term Loan B, 7.07%, (1 Month Term SOFR + 2.75%), 09/15/31 (d)	184	184
Fusion Buyer LLC
Term Loan, 12.40%, (3 Month Term SOFR + 8.00%), 06/06/30 (d)	128	130
Genesee & Wyoming Inc. (New)
2024 Term Loan, 6.05%, (3 Month Term SOFR + 1.75%), 03/27/31 (d)	139	138
GFL Environmental Inc.
2025 Term Loan B, 6.67%, (3 Month Term SOFR + 2.50%), 02/04/32 (d)	190	190
Gloves Buyer, Inc.
2025 Term Loan, 8.32%, (1 Month Term SOFR + 4.00%), 01/16/32 (d)	155	150
Griffon Corporation
2024 Term Loan B, 6.30%, (3 Month Term SOFR + 2.00%), 01/24/29 (d)	164	164

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Groupe Solmax Inc.
Term Loan, 9.18%, (1 Month Term SOFR + 4.75%), 06/28/28 (d)	83	63
Term Loan, 9.31%, (3 Month Term SOFR + 4.75%), 06/28/28 (d)	97	73
GTCR Everest Borrower, LLC
Add on Term Loan B, 7.06%, (3 Month Term SOFR + 2.75%), 09/05/31 (d)	179	179
Harbourvest Partners, LLC
2024 1st Lien Term Loan B, 6.55%, (3 Month Term SOFR + 2.25%), 04/22/30 (d)	219	219
HighTower Holdings LLC
2025 1st Lien Term Loan B, 7.07%, (3 Month Term SOFR + 2.75%), 02/03/32 (d)	170	170
Hilcorp Energy I L.P.
Term Loan B, 6.15%, (1 Month Term SOFR + 2.00%), 02/05/30 (d)	90	90
Horizon US Finco LP
Term Loan B, 9.06%, (3 Month Term SOFR + 4.75%), 12/16/31 (d)	234	228
ICON Luxembourg S.a r.l.
2024 LUX Term Loan B, 6.30%, (3 Month Term SOFR + 2.00%), 07/03/28 (d)	89	89
IVC Acquisition Ltd
2025 USD Repriced Term Loan B, 8.05%, (3 Month Term SOFR + 3.75%), 12/06/28 (d)	157	158
John Bean Technologies Corp
Term Loan, 6.07%, (1 Month Term SOFR + 1.75%), 01/02/32 (d)	45	45
Johnstone Supply LLC
Term Loan B, 6.64%, (1 Month Term SOFR + 2.50%), 06/09/31 (d)	114	114
Kaman Corporation
2025 Term Loan B, 6.79%, (3 Month Term SOFR + 2.75%), 01/30/32 (d)	29	29
2025 Delayed Draw Term Loan, 6.83%, (3 Month Term SOFR + 2.50%), 01/30/32 (d)	16	16
2025 Term Loan B, 6.95%, (3 Month Term SOFR + 2.75%), 01/30/32 (d)	142	142
KNS Acquisition Corp.
2024 Term Loan A, 9.43%, (1 Month Term SOFR + 5.00%), 04/19/30 (d)	89	88
2024 Term Loan B, 10.68%, (1 Month Term SOFR + 6.25%), 10/19/30 (d)	85	76
KUEHG Corp.
2025 Term Loan, 7.04%, (Prime + 1.75%), 06/12/30 (d)	155	155
LaserShip, Inc.
2024 New Money Term Loan A, 10.55%, (3 Month Term SOFR + 6.25%), 01/02/29 (d)	60	60
2024 Term Loan B, 6.06%, (3 Month Term SOFR + 1.50%), 08/10/29 (d)	171	122
LBM Acquisition LLC
2025 Incremental Term Loan, 0.00%, (1 Month Term SOFR + 5.00%), 06/06/31 (d) (r)	30	30
2024 Incremental Term Loan B, 7.99%, (1 Month Term SOFR + 3.75%), 06/06/31 (d)	276	269
2025 Incremental Term Loan, 9.14%, (1 Month Term SOFR + 5.00%), 06/06/31 (d)	122	121
LC AHAB US Bidco LLC
Term Loan B, 7.32%, (1 Month Term SOFR + 3.00%), 04/14/31 (d)	114	114
Madison IAQ LLC
Term Loan, 6.70%, (6 Month Term SOFR + 2.50%), 06/15/28 (d)	108	108
2025 Term Loan B, 7.45%, (6 Month Term SOFR + 3.25%), 03/26/32 (d)	155	155
Madison Safety & Flow LLC
2025 Term Loan B, 7.07%, (1 Month Term SOFR + 2.75%), 09/26/31 (d)	33	33
MajorDrive Holdings IV LLC
Term Loan B, 8.56%, (3 Month Term SOFR + 4.00%), 05/12/28 (d)	84	82
Maximus, Inc.
2024 Term Loan B, 6.32%, (1 Month Term SOFR + 2.00%), 05/21/31 (d)	44	44
Modena Buyer LLC
Term Loan, 8.81%, (3 Month Term SOFR + 4.50%), 04/03/31 (d)	357	352
Modivcare Inc.
2024 Term Loan B, 0.00%, (3 Month Term SOFR + 8.75%), 06/17/31 (d) (h) (i)	79	36
MRP Buyer LLC
Delayed Draw Term Loan, 0.00%, (1 Month Term SOFR + 3.25%), 05/22/32 (d) (r)	3	3
Delayed Draw Term Loan, 7.40%, (1 Month Term SOFR + 3.25%), 05/22/32 (d)	3	3
Delayed Draw Term Loan, 7.57%, (1 Month Term SOFR + 3.25%), 05/22/32 (d)	2	2
Term Loan, 7.57%, (1 Month Term SOFR + 3.25%), 05/22/32 (d)	67	65
MV Holding GmbH
2025 USD Term Loan B, 6.57%, (1 Month Term SOFR + 2.25%), 02/19/32 (d)	80	80
Neptune Bidco US Inc
2022 USD Term Loan A, 9.18%, (3 Month Term SOFR + 4.75%), 10/11/28 (d)	354	336
2022 USD Term Loan B, 9.43%, (3 Month Term SOFR + 5.00%), 04/11/29 (d)	330	314
Nielsen Consumer Inc.
2025 USD 1st Lien Term Loan, 6.82%, (1 Month Term SOFR + 2.50%), 10/04/30 (d)	84	84
Nourish Buyer I Inc
2025 Term Loan B, 8.82%, (3 Month Term SOFR + 4.50%), 07/08/32 (d) (l)	250	250
Nuvei Technologies Corp.
2025 Repriced Term Loan B, 7.07%, (1 Month Term SOFR + 2.75%), 11/17/31 (d)	144	144
OMNIA Partners LLC
2024 Term Loan B, 6.81%, (3 Month Term SOFR + 2.50%), 07/25/30 (d)	228	228
Optiv Security, Inc.
2023 Term Loan, 9.56%, (3 Month Term SOFR + 5.25%), 08/17/26 (d)	137	107
Oscar AcquisitionCo, LLC
Term Loan B, 8.55%, (3 Month Term SOFR + 4.25%), 04/29/29 (d)	52	48
Osmose Utilities Services, Inc.
Term Loan, 0.00%, (1 Month Term SOFR + 3.25%), 06/18/28 (d) (r)	10	9
Term Loan, 7.68%, (1 Month Term SOFR + 3.25%), 06/18/28 (d)	94	89
Parexel International Corporation
2025 Term Loan B, 6.82%, (1 Month Term SOFR + 2.50%), 11/15/28 (d)	220	220
Park River Holdings, Inc.
Term Loan, 0.00%, (SOFR + 4.50%), 09/24/32 (d) (r)	80	80
Patagonia Holdco LLC
Term Loan B1, 9.98%, (3 Month Term SOFR + 5.75%), 08/01/29 (d) (p)	—	—
PHRG Intermediate LLC
2025 Term Loan B, 0.00%, (1 Month Term SOFR + 4.00%), 02/13/32 (d) (r)	25	25
2025 Term Loan B, 8.32%, (1 Month Term SOFR + 4.00%), 02/13/32 (d)	150	149
Pike Corporation
2021 Incremental Term Loan B, 7.43%, (1 Month Term SOFR + 3.00%), 01/15/28 (d)	90	91
Pinnacle Buyer, LLC
Term Loan, 0.00%, (SOFR + 2.50%), 09/11/32 (d) (r)	110	110
Pitney Bowes Inc.
2025 Term Loan B, 8.07%, (1 Month Term SOFR + 3.75%), 01/31/32 (d)	45	45
PMHC II, Inc.
2022 Term Loan B, 8.73%, (3 Month Term SOFR + 4.25%), 02/03/29 (d)	—	—
PRA Health Sciences, Inc.
2024 US Term Loan B, 6.30%, (3 Month Term SOFR + 2.00%), 07/03/28 (d)	22	22
QuidelOrtho Corp
Term Loan, 8.34%, (3 Month Term SOFR + 4.00%), 08/13/32 (d)	270	268

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Quikrete Holdings, Inc.
2025 Term Loan B, 6.57%, (1 Month Term SOFR + 2.25%), 01/30/32 (d)	214	214
Rand Parent, LLC
2025 Term Loan B, 0.00%, (3 Month Term SOFR + 3.00%), 03/18/30 (d) (r)	10	10
2025 Term Loan B, 7.30%, (3 Month Term SOFR + 3.00%), 03/18/30 (d)	40	40
Reworld Holding Corp
2025 Term Loan B, 6.39%, (1 Month Term SOFR + 2.25%), 11/30/28 (d)	47	47
2025 Term Loan C, 6.39%, (1 Month Term SOFR + 2.25%), 11/30/28 (d)	3	3
Term Loan B, 6.39%, (1 Month Term SOFR + 2.25%), 11/30/28 (d)	104	104
Term Loan C, 6.39%, (1 Month Term SOFR + 2.25%), 11/30/28 (d)	8	8
Roper Industrial Products Investment Company LLC
2024 USD 1st Lien Term Loan B, 7.05%, (3 Month Term SOFR + 2.75%), 11/23/29 (d)	103	103
Sabert Corporation
2024 Term Loan B, 7.43%, (1 Month Term SOFR + 3.00%), 12/10/26 (d)	120	121
SGH2 LLC
2025 USD Term Loan B, 10.05%, (3 Month Term SOFR + 4.50%), 07/16/32 (d)	65	65
Shift4 Payments, LLC
2025 Term Loan, 7.08%, (3 Month Term SOFR + 2.75%), 05/12/32 (d)	25	25
Sk Neptune Husky Finance S.a r.l.
Term Loan, 0.00%, (Prime + 9.00%), 04/30/33 (d) (h) (i)	6	1
SkyMiles IP Ltd.
2020 Skymiles Term Loan B, 8.08%, (3 Month Term SOFR + 3.75%), 09/16/27 (d)	68	68
Southern Veterinary Partners, LLC
2025 Term Loan B, 6.82%, (3 Month Term SOFR + 2.50%), 12/04/31 (d)	195	194
Spin Holdco Inc.
2021 Term Loan, 8.39%, (3 Month Term SOFR + 4.00%), 02/26/28 (d)	1,087	906
Tiger Acquisition, LLC
2025 Term Loan B, 6.64%, (1 Month Term SOFR + 2.50%), 08/14/32 (d)	100	100
TK Elevator Midco GmbH
2025 USD Term Loan B, 7.20%, (3 Month Term SOFR + 3.00%), 04/30/30 (d)	160	160
TKC Holdings, Inc.
2022 PIK Toggle Holdco Term Loan, 12.00%, 02/14/27 (l)	149	150
TransDigm, Inc.
2025 Term Loan K, 6.39%, (1 Month Term SOFR + 2.25%), 03/22/30 (d)	695	694
2024 Term Loan L, 6.80%, (3 Month Term SOFR + 2.50%), 09/05/32 (d)	44	44
United Airlines, Inc.
2024 1st Lien Term Loan B, 6.20%, (3 Month Term SOFR + 2.00%), 02/22/31 (d)	157	157
US Fertility Enterprises LLC
2024 Term Loan, 8.80%, (3 Month Term SOFR + 4.50%), 10/03/31 (d)	62	62
2024 Delayed Draw Term Loan, 8.81%, (3 Month Term SOFR + 4.50%), 10/03/31 (d)	1	1
2024 Delayed Draw Term Loan, 8.82%, (3 Month Term SOFR + 4.50%), 10/03/31 (d)	2	2
Van Pool Transportation LLC
2025 Delayed Draw Term Loan, 0.00%, (3 Month Term SOFR + 3.25%), 06/18/30 (d) (r)	3	3
2025 Delayed Draw Term Loan, 7.46%, (3 Month Term SOFR + 3.25%), 06/18/30 (d)	2	2
2025 Delayed Draw Term Loan, 7.48%, (3 Month Term SOFR + 3.25%), 06/18/30 (d)	4	4
2025 Term Loan, 7.50%, (3 Month Term SOFR + 3.25%), 06/18/30 (d)	66	66
Vista Management Holding, Inc.
2025 Term Loan B, 8.04%, (3 Month Term SOFR + 3.75%), 03/27/31 (d)	104	104
VM Consolidated, Inc.
2024 Term Loan B2, 6.57%, (1 Month Term SOFR + 2.25%), 03/24/28 (d)	121	121
Wash Multifamily Parent Inc
Term Loan B, 7.44%, (1 Month Term SOFR + 3.25%), 08/07/32 (d)	75	75
Waterbridge Midstream Operating LLC
2024 Term Loan B, 8.17%, (1 Month Term SOFR + 4.00%), 05/07/29 (d)	44	44
WEC US Holdings Ltd.
2024 Term Loan, 6.53%, (1 Month Term SOFR + 2.25%), 01/20/31 (d)	304	305
WIN Waste Innovations Holdings, Inc.
2025 Incremental Term Loan, 8.18%, (1 Month Term SOFR + 3.75%), 03/27/28 (d)	95	95
2021 Term Loan B, 7.18%, (1 Month Term SOFR + 2.75%), 03/31/28 (d)	109	109
WOOF Holdings, Inc
2025 First Out Exchange Term Loan, 8.28%, (3 Month Term SOFR + 3.95%), 12/31/29 (d)	94	75
2025 Second Out Exchange Term Loan, 8.34%, (3 Month Term SOFR + 3.75%), 12/31/29 (d)	71	31
Worldwide Express Operations, LLC
2024 Term Loan B, 8.30%, (3 Month Term SOFR + 4.00%), 07/26/28 (d)	138	137
		20,183
Consumer Discretionary 0.8%
1011778 B.C. Unlimited Liability Company
2024 Term Loan B6, 6.07%, (1 Month Term SOFR + 1.75%), 09/23/30 (d)	138	137
ABG Intermediate Holdings 2 LLC
2024 1st Lien Term Loan B, 6.57%, (1 Month Term SOFR + 2.25%), 12/21/28 (d)	732	730
American Axle & Manufacturing, Inc.
Term Loan, 0.00%, (SOFR + 2.25%), 12/31/49 (d) (r)	105	104
American Trailer World Corp.
Term Loan B, 8.17%, (1 Month Term SOFR + 3.75%), 02/17/28 (d)	177	159
Apro, LLC
2024 Term Loan B, 7.94%, (1 Month Term SOFR + 3.75%), 06/26/31 (d)	134	133
Aramark Services, Inc.
2025 Repriced Term Loan, 6.07%, (1 Month Term SOFR + 1.75%), 04/06/28 (d)	85	85
2024 Term Loan B8, 6.20%, (3 Month Term SOFR + 2.00%), 06/24/30 (d)	31	31
2024 Term Loan B8, 6.32%, (1 Month Term SOFR + 2.00%), 06/24/30 (d)	81	81
Asplundh Tree Expert, LLC
2024 Incremental Term Loan B, 6.07%, (1 Month Term SOFR + 1.75%), 05/09/31 (d)	99	99
At Home Group Inc.
2025 DIP Delayed Draw Term Loan Tranche A, 0.00%, (3 Month Term SOFR + 8.00%), 10/17/25 (d) (r)	1	1
2025 Tranche B Roll-up Term Loan, 8.30%, (3 Month Term SOFR + 4.00%), 10/17/25 (d) (l)	21	21
2025 DIP DDTL Tranche A Transferred Facility, 12.14%, (3 Month Term SOFR + 8.00%), 10/17/25 (d)	3	3
2025 DIP Delayed Draw Term Loan Tranche A, 12.23%, (3 Month Term SOFR + 8.00%), 10/17/25 (d)	2	2
2025 DIP Delayed Draw Term Loan Tranche A, 12.33%, (3 Month Term SOFR + 8.00%), 10/17/25 (d)	5	4
2025 DIP DDTL Tranche A Transferred Facility, 12.33%, (3 Month Term SOFR + 8.00%), 10/17/25 (d)	—	—
Term Loan B, 0.00%, (1 Month Term SOFR + 4.25%), 07/24/28 (d) (h) (i)	100	—
Avis Budget Car Rental, LLC
2025 Term Loan B, 6.82%, (1 Month Term SOFR + 2.50%), 07/10/32 (d)	75	74

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Belron Finance 2019 LLC
2025 Repriced Term Loan B, 6.74%, (3 Month Term SOFR + 2.50%), 10/16/31 (d)	217	218
BJ's Wholesale Club, Inc.
2023 Term Loan B, 5.88%, (3 Month Term SOFR + 1.75%), 02/03/29 (d)	79	79
Bombardier Recreational Products, Inc.
2023 Term Loan B3, 7.07%, (1 Month Term SOFR + 2.75%), 12/13/29 (d)	126	126
2024 Term Loan B4, 7.07%, (1 Month Term SOFR + 2.75%), 01/22/31 (d)	13	13
Byju's Alpha, Inc.
2024 DIP New Money Term Loan, 0.00%, (1 Month Term SOFR + 8.00%), 04/03/26 (d) (l) (r)	1	1
2024 DIP New Money Term Loan, 12.33%, (1 Month Term SOFR + 8.00%), 04/03/26 (d) (l)	1	1
2024 Prepetition Reimbursement New Money Term Loan, 12.30%, (3 Month Term SOFR + 8.00%), 04/24/26 (d) (l)	4	4
2024 Bridge Term Loan, 12.33%, (1 Month Term SOFR + 8.00%), 04/24/26 (d) (l)	1	1
Term Loan B, 0.00%, (LIBOR + 5.50%), 11/05/26 (d) (h) (i)	158	8
Caesars Entertainment Inc.
Term Loan B, 6.57%, (1 Month Term SOFR + 2.25%), 01/25/30 (d)	583	581
2024 Term Loan B1, 6.57%, (1 Month Term SOFR + 2.25%), 01/24/31 (d)	69	69
Clarios Global LP
2024 USD Term Loan B, 6.82%, (1 Month Term SOFR + 2.50%), 05/06/30 (d)	213	213
2025 USD Term Loan B, 7.07%, (1 Month Term SOFR + 2.75%), 01/14/32 (d)	85	85
CWGS Group, LLC
2021 Term Loan B, 6.93%, (1 Month Term SOFR + 2.50%), 05/25/28 (d)	127	124
EG America LLC
2025 USD Repriced Term Loan, 7.70%, (3 Month Term SOFR + 3.50%), 02/07/28 (d)	164	165
Empire Today, LLC
2024 2nd Out Term Loan, 9.57%, (3 Month Term SOFR + 5.00%), 08/03/29 (d) (l)	49	2
2024 1st Out Term Loan B, 10.07%, (3 Month Term SOFR + 5.50%), 08/03/29 (d)	8	5
2024 UnSub FLFO Term Loan A, 10.07%, (3 Month Term SOFR + 5.50%), 08/30/29 (d)	15	9
Flynn Restaurant Group LP
2025 Incremental Term Loan, 8.07%, (1 Month Term SOFR + 3.75%), 01/17/32 (d)	187	187
Foundation Building Materials Holding Company LLC
2024 Term Loan B2, 8.31%, (3 Month Term SOFR + 4.00%), 01/25/31 (d)	237	237
2024 Term Loan B2, 8.32%, (1 Month Term SOFR + 4.00%), 01/25/31 (d)	1	1
Fugue Finance B.V.
2025 Repriced Term Loan, 6.95%, (3 Month Term SOFR + 2.75%), 01/09/32 (d)	98	98
GEN II Fund Services LLC
2024 Term Loan B, 6.97%, (6 Month Term SOFR + 2.75%), 11/19/31 (d)	109	109
Golden Entertainment, Inc.
2023 Term Loan B, 6.57%, (1 Month Term SOFR + 2.25%), 05/18/30 (d)	170	170
Great Outdoors Group, LLC
2025 Term Loan B, 7.57%, (1 Month Term SOFR + 3.25%), 01/20/32 (d)	1,968	1,965
GVC Holdings (Gibraltar) Limited
2025 Term Loan B6 (2029), 6.61%, (SOFR + 2.25%), 10/31/29 (d)	151	150
2025 Term Loan B5 (2032), 6.61%, (SOFR + 2.25%), 07/30/32 (d)	81	81
Hilton Grand Vacations Borrower LLC
2021 Term Loan B, 6.32%, (1 Month Term SOFR + 2.00%), 05/20/28 (d)	378	377
Hunter Douglas Inc.
2025 USD Term Loan B, 7.55%, (3 Month Term SOFR + 3.25%), 01/14/32 (d)	515	515
J&J Ventures Gaming, LLC
2025 Repriced Term Loan B, 7.82%, (1 Month Term SOFR + 3.50%), 04/26/30 (d)	185	183
LIDS Holdings, Inc.
Term Loan, 9.74%, (1 Month Term SOFR + 5.50%), 12/03/26 (d) (l)	13	13
Lippert Colipper
Term Loan B, 6.82%, (1 Month Term SOFR + 2.50%), 03/18/32 (d)	85	85
Marriott Ownership Resorts, Inc.
2024 Term Loan B, 6.57%, (1 Month Term SOFR + 2.25%), 03/17/31 (d)	165	165
Michaels Companies, Inc.
2021 Term Loan B, 8.81%, (3 Month Term SOFR + 4.25%), 04/08/28 (d)	133	125
Needle Holdings LLC
2024 Exit Term Loan, 0.00%, (Prime + 8.50%), 04/30/28 (d) (h) (i) (l)	11	3
P.F. Chang's China Bistro Inc.
2019 Term Loan B, 10.56%, (1 Month Term SOFR + 6.25%), 03/01/26 (d)	100	77
PCI Gaming Authority
Term Loan, 6.32%, (1 Month Term SOFR + 2.00%), 05/15/26 (d)	57	57
Peer Holding III B.V.
Term Loan, 0.00%, (SOFR + 2.25%), 12/31/49 (d) (r)	55	55
Power Stop, LLC
2022 Term Loan, 9.16%, (3 Month Term SOFR + 4.75%), 01/26/29 (d)	97	79
Raising Cane's Restaurants, LLC
2024 Term Loan B, 6.32%, (1 Month Term SOFR + 2.00%), 09/10/31 (d)	25	25
Restoration Hardware, Inc.
Term Loan B, 6.93%, (1 Month Term SOFR + 2.50%), 10/15/28 (d)	182	177
2022 Incremental Term Loan, 7.67%, (1 Month Term SOFR + 3.25%), 10/20/28 (d)	109	107
RVR Dealership Holdings, LLC
Term Loan B, 8.17%, (1 Month Term SOFR + 3.75%), 02/08/28 (d)	161	152
Somnigroup International Inc
Term Loan B, 6.61%, (1 Month Term SOFR + 2.25%), 10/24/31 (d)	193	194
Specialty Building Products Holdings, LLC
2021 Term Loan B, 8.17%, (1 Month Term SOFR + 3.75%), 10/05/28 (d)	3	3
Splat Super Holdco, LLC
2025 Delayed Draw Term Loan, 0.00%, (SOFR + 5.00%), 06/24/32 (d) (r)	32	32
2025 Term Loan, 0.00%, (1 Month Term SOFR + 5.00%), 06/24/32 (d) (r)	21	21
2025 Term Loan, 9.32%, (1 Month Term SOFR + 5.00%), 06/24/32 (d)	151	149
Staples, Inc.
2024 Term Loan B, 0.00%, (3 Month Term SOFR + 5.75%), 08/22/29 (d) (r)	135	128
2024 Term Loan B, 10.05%, (3 Month Term SOFR + 5.75%), 08/22/29 (d)	286	271
Station Casinos LLC
2024 Term Loan B, 6.32%, (1 Month Term SOFR + 2.00%), 03/07/31 (d)	147	147
Sweetwater Borrower, LLC
Term Loan B, 8.68%, (1 Month Term SOFR + 4.25%), 08/03/28 (d)	173	173
TGP Holdings III, LLC
2021 Term Loan, 7.67%, (1 Month Term SOFR + 3.25%), 06/24/28 (d)	200	186
Tory Burch LLC
Term Loan B, 7.68%, (1 Month Term SOFR + 3.25%), 04/14/28 (d)	177	174
Varsity Brands, Inc.
Term Loan, 7.03%, (SOFR + 3.00%), 08/26/31 (d)	189	189
Wand NewCo 3, Inc.
2025 Repriced Term Loan B, 6.82%, (1 Month Term SOFR + 2.50%), 01/30/31 (d)	84	84

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Weber-Stephen Products LLC
Term Loan B, 7.68%, (1 Month Term SOFR + 3.25%), 10/20/27 (d)	409	404
2022 Incremental Term Loan B, 8.67%, (1 Month Term SOFR + 4.25%), 10/30/27 (d)	94	94
Weber-Stephen Products, LLC
Term Loan, 0.00%, (SOFR + 3.75%), 12/31/49 (d) (r)	350	346
WH Borrower, LLC
2025 Term Loan B, 8.95%, (3 Month Term SOFR + 4.75%), 02/12/32 (d)	560	560
Whatabrands LLC
2024 1st Lien Term Loan B, 6.82%, (1 Month Term SOFR + 2.50%), 08/03/28 (d)	137	137
		11,853
Information Technology 0.7%
Ahead DB Holdings, LLC
2024 Term Loan B4, 7.05%, (3 Month Term SOFR + 2.75%), 01/24/31 (d)	94	94
Applied Systems, Inc.
2024 1st Lien Term Loan, 6.45%, (3 Month Term SOFR + 2.25%), 02/07/31 (d)	210	210
Ascend Learning, LLC
2025 Repriced Term Loan B, 7.32%, (1 Month Term SOFR + 3.00%), 12/11/28 (d)	124	124
AZZ Inc.
Term Loan B, 6.07%, (1 Month Term SOFR + 1.75%), 05/06/29 (d)	84	84
Boost Newco Borrower, LLC
2025 USD Term Loan B2, 6.30%, (3 Month Term SOFR + 2.00%), 01/31/31 (d)	531	531
CACI International, Inc.
Term Loan B, 6.03%, (1 Month Term SOFR + 1.75%), 10/16/31 (d)	74	74
Term Loan B, 6.07%, (1 Month Term SOFR + 1.75%), 10/16/31 (d)	5	5
CD&R Hydra Buyer Inc.
2024 Term Loan B, 8.42%, (1 Month Term SOFR + 4.00%), 03/15/31 (d)	167	166
Central Parent Inc.
2024 Term Loan B, 7.55%, (3 Month Term SOFR + 3.25%), 07/06/29 (d)	105	90
Chamberlain Group Inc
2025 Term Loan B, 7.22%, (1 Month Term SOFR + 3.00%), 07/22/32 (d)	94	94
Cloud Software Group, Inc.
2025 Term Loan B (2031), 7.48%, (3 Month Term SOFR + 3.25%), 03/24/31 (d)	235	236
2025 Term Loan B (2032), 7.48%, (3 Month Term SOFR + 3.25%), 08/07/32 (d)	245	246
ConnectWise, LLC
2021 Term Loan B, 8.06%, (3 Month Term SOFR + 3.50%), 09/23/28 (d)	77	77
Dayforce, Inc.
2025 Term Loan B, 6.31%, (3 Month Term SOFR + 2.00%), 03/01/31 (d)	69	69
DCert Buyer, Inc.
2021 2nd Lien Term Loan, 11.32%, (1 Month Term SOFR + 7.00%), 02/16/29 (d)	165	150
Dragon Buyer, Inc
Term Loan B, 7.05%, (3 Month Term SOFR + 2.75%), 09/24/31 (d)	89	89
ECL Entertainment, LLC
2025 Term Loan B, 7.32%, (1 Month Term SOFR + 3.00%), 08/30/30 (d)	69	69
Ellucian Holdings, Inc.
2024 1st Lien Term Loan B, 7.07%, (1 Month Term SOFR + 2.75%), 10/29/29 (d)	160	160
EP Purchaser, LLC
2021 Term Loan B, 8.06%, (SOFR + 3.50%), 11/06/28 (d)	20	19
Epicor Software Corporation
2024 Term Loan F, 6.82%, (1 Month Term SOFR + 2.50%), 05/23/31 (d)	217	217
Finastra USA, Inc.
2023 Term Loan, 11.29%, (3 Month Term SOFR + 7.25%), 09/13/29 (d)	48	48
Gainwell Acquisition Corp.
Term Loan B, 8.40%, (3 Month Term SOFR + 4.00%), 08/17/27 (d)	68	67
Gen Digital Inc.
2024 Term Loan B, 6.07%, (1 Month Term SOFR + 1.75%), 01/28/29 (d)	215	214
Genesys Cloud Services Holdings II LLC
2025 USD Term Loan B, 6.82%, (1 Month Term SOFR + 2.50%), 01/23/32 (d)	95	94
Go Daddy Operating Company, LLC
2024 Term Loan B8, 6.07%, (1 Month Term SOFR + 1.75%), 11/09/29 (d)	131	130
2024 Term Loan B7, 6.07%, (1 Month Term SOFR + 1.75%), 05/21/31 (d)	79	79
GTT Communications, Inc.
2025 Fixed Holdco Term Loan, 0.00%, 07/15/31 (r)	32	26
Kaseya Inc.
2025 1st Lien Term Loan B, 7.57%, (1 Month Term SOFR + 3.25%), 03/05/32 (d)	269	269
2025 2nd Lien Term Loan B, 9.32%, (1 Month Term SOFR + 5.00%), 03/07/33 (d)	100	100
KnowBe4, Inc.
2025 Term Loan, 8.06%, (3 Month Term SOFR + 3.75%), 07/21/32 (d)	90	90
MH Sub I, LLC
2021 2nd Lien Term Loan, 10.57%, (1 Month Term SOFR + 6.25%), 02/12/29 (d)	90	78
2024 Term Loan B4, 0.00%, (1 Month Term SOFR + 4.25%), 12/11/31 (d) (r)	110	101
2024 Term Loan B4, 8.57%, (1 Month Term SOFR + 4.25%), 12/11/31 (d)	567	521
Mitchell International, Inc.
2024 1st Lien Term Loan, 7.57%, (1 Month Term SOFR + 3.25%), 06/05/31 (d)	143	143
MKS Instruments, Inc.
2025 USD Repriced Term Loan, 6.17%, (1 Month Term SOFR + 2.00%), 08/17/29 (d)	188	188
NCR Atleos Corp.
Term Loan, 7.03%, (SOFR + 3.00%), 04/16/29 (d)	83	83
Nord Security Inc.
Term Loan, 0.00%, (SOFR + 4.00%), 09/22/32 (d) (r)	30	30
Open Text Corporation
2023 Term Loan B, 6.07%, (1 Month Term SOFR + 1.75%), 01/31/30 (d)	143	143
Polaris Newco LLC
USD Term Loan B, 8.32%, (3 Month Term SOFR + 3.75%), 06/03/28 (d)	799	769
2nd Lien Term Loan, 13.30%, (3 Month Term SOFR + 9.00%), 06/04/29 (d)	95	90
Priority Holdings, LLC
2025 Term Loan B, 8.07%, (Prime + 2.75%), 07/22/32 (d)	57	57
Project Alpha Intermediate Holding, Inc.
2024 1st Lien Term Loan B, 7.55%, (3 Month Term SOFR + 3.25%), 10/28/30 (d)	192	193
2025 2nd Lien Incremental Term Loan, 9.30%, (3 Month Term SOFR + 5.00%), 11/22/32 (d)	110	109
Project Boost Purchaser LLC
2025 Refinancing Term Loan, 7.07%, (3 Month Term SOFR + 2.75%), 07/02/31 (d)	138	138
Proofpoint, Inc.
2024 Term Loan, 7.32%, (1 Month Term SOFR + 3.00%), 08/31/28 (d)	134	134
Qnity Electronics Inc.
Term Loan, 0.00%, (SOFR + 2.00%), 08/11/32 (d) (r)	155	155
Rackspace Finance, LLC
2024 First Lien Second Out Term Loan, 7.04%, (1 Month Term SOFR + 2.75%), 03/15/28 (d)	272	121
2024 First Lien First Out Term Loan, 10.54%, (1 Month Term SOFR + 6.25%), 05/15/28 (d)	63	64
RealPage, Inc
1st Lien Term Loan, 7.56%, (3 Month Term SOFR + 3.00%), 02/18/28 (d)	117	116

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
2024 Incremental Term Loan, 8.05%, (3 Month Term SOFR + 3.75%), 04/24/28 (d)	60	60
Red Planet Borrower, LLC
2025 Term Loan B, 8.22%, (1 Month Term SOFR + 4.00%), 08/07/32 (d)	205	199
Renaissance Holding Corp.
2024 1st Lien Term Loan, 8.32%, (1 Month Term SOFR + 4.00%), 04/05/30 (d)	174	151
Sandisk Corp
Term Loan B, 7.14%, (1 Month Term SOFR + 3.00%), 12/12/31 (d)	124	124
Sovos Compliance, LLC
2025 Repriced Term Loan B, 7.48%, (3 Month Term SOFR + 3.25%), 08/13/29 (d)	93	93
SS&C Technologies Inc.
2024 Term Loan B8, 6.32%, (1 Month Term SOFR + 2.00%), 05/09/31 (d)	175	176
TCP Sunbelt Acquisition Co.
2024 Term Loan B, 8.45%, (3 Month Term SOFR + 4.25%), 10/11/31 (d)	104	104
TTM Technologies, Inc.
2024 Term Loan B, 6.53%, (1 Month Term SOFR + 2.25%), 05/23/30 (d)	102	102
UKG Inc.
2024 Term Loan B, 6.81%, (3 Month Term SOFR + 2.50%), 01/30/31 (d)	582	581
Vertiv Group Corporation
2025 Term Loan, 6.03%, (1 Month Term SOFR + 1.75%), 08/07/32 (d)	162	162
VS Buyer, LLC
2025 Term Loan B, 6.56%, (3 Month Term SOFR + 2.25%), 04/12/31 (d)	79	79
X Corp.
Term Loan, 10.96%, (3 Month Term SOFR + 6.50%), 10/27/29 (d)	397	389
2025 Fixed Term Loan, 9.50%, 12/31/99	675	677
X.AI Corp.
Term Loan, 0.00%, (3 Month Term SOFR + 7.25%), 06/17/30 (d) (r)	5	5
Term Loan, 11.54%, (3 Month Term SOFR + 7.25%), 06/17/30 (d)	175	169
Term Loan, 12.50%, 06/28/30	20	21
Zayo Group Holdings, Inc.
USD Term Loan, 7.43%, (1 Month Term SOFR + 3.00%), 02/18/27 (d)	85	83
2022 USD Incremental Term Loan B, 8.49%, (1 Month Term SOFR + 4.17%), 03/09/27 (d)	76	76
Zelis Payments Buyer, Inc.
Term Loan B, 7.07%, (1 Month Term SOFR + 2.75%), 09/28/29 (d)	158	158
5th Amendment Term Loan, 7.57%, (1 Month Term SOFR + 3.25%), 10/24/31 (d)	99	99
		10,662
Communication Services 0.6%
19th Holdings Golf, LLC
2022 Term Loan B, 7.57%, (1 Month Term SOFR + 3.25%), 01/27/29 (d)	186	185
Academy, Ltd.
2021 Term Loan, 8.14%, (1 Month Term SOFR + 3.75%), 11/05/27 (d)	55	55
AIT Worldwide Logistics, Inc
2025 Repriced Term Loan, 8.25%, (3 Month Term SOFR + 4.00%), 04/08/30 (d)	144	145
Allen Media, LLC
2021 Term Loan B, 9.65%, (3 Month Term SOFR + 5.50%), 02/10/27 (d) (p)	342	241
Altice Financing S.A.
2022 USD Term Loan, 9.32%, (3 Month Term SOFR + 5.00%), 10/31/27 (d)	5	4
Altice France S.A.
2018 Term Loan B13, 10.50%, (Prime + 3.00%), 07/13/26 (d)	20	19
2023 USD Term Loan B14, 9.82%, (3 Month Term SOFR + 5.50%), 08/31/28 (d)	1,033	996
AP Core Holdings II, LLC
Amortization Term Loan B1, 9.93%, (1 Month Term SOFR + 5.50%), 07/21/27 (d)	83	80
High-Yield Term Loan B2, 9.93%, (1 Month Term SOFR + 5.50%), 07/21/27 (d)	135	131
Arcis Golf LLC
2025 Term Loan B, 7.07%, (1 Month Term SOFR + 2.75%), 11/24/28 (d)	131	131
Aventiv Technologies, LLC
2024 Bridge Term Loan, 14.26%, (3 Month Term SOFR + 10.00%), 12/24/25 (d)	14	14
2024 PIK Third Out Term Loan, 4.09%, (3 Month Term SOFR + 5.09%), 03/25/26 (d)	326	227
2024 Incremental Second Out Term Loan, 12.06%, (3 Month Term SOFR + 7.50%), 03/25/26 (d)	9	9
2025 5th Amendment Incremental Bridge Loan, 14.58%, (3 Month Term SOFR + 10.00%), 03/25/26 (d)	103	107
Charter Communications Operating, LLC
2024 Term Loan B5, 6.54%, (3 Month Term SOFR + 2.25%), 11/21/31 (d)	558	558
Ciena Corporation
2025 Repriced Term Loan B, 5.89%, (1 Month Term SOFR + 1.75%), 10/24/30 (d)	44	44
City Football Group Limited
2024 Term Loan, 7.93%, (1 Month Term SOFR + 3.50%), 07/21/30 (d)	227	227
CMG Media Corporation
2024 Term Loan, 7.90%, (3 Month Term SOFR + 3.50%), 06/18/29 (d)	382	365
Coherent Corp
2025 1st Lien Term Loan B2, 6.32%, (1 Month Term SOFR + 2.00%), 07/02/29 (d)	111	110
CommScope Holding Company, Inc.
2024 Term Loan, 9.07%, (1 Month Term SOFR + 4.75%), 12/15/29 (d)	390	394
Connect Holding II LLC
Delayed Draw Term Loan, 8.40%, (1 Month Term SOFR + 4.25%), 04/03/31 (d)	20	19
Delayed Draw Term Loan, 8.46%, (1 Month Term SOFR + 4.25%), 04/03/31 (d)	78	71
Delayed Draw Term Loan, 8.52%, (1 Month Term SOFR + 4.25%), 04/03/31 (d)	112	102
PIK Term Loan B, 9.89%, (1 Month Term SOFR + 5.75%), 10/03/31 (d)	27	19
Coral-US Co-Borrower, LLC
2025 Term Loan B7, 7.57%, (3 Month Term SOFR + 3.25%), 01/24/32 (d)	160	158
Crown Finance US, Inc.
2025 Term Loan B, 8.78%, (1 Month Term SOFR + 4.50%), 12/02/31 (d)	412	411
CSC Holdings, LLC
2022 Term Loan B6, 8.65%, (1 Month Term SOFR + 4.50%), 01/17/28 (d)	45	44
Dave & Buster's, Inc.
2024 Term Loan B, 7.56%, (3 Month Term SOFR + 3.25%), 06/29/29 (d)	130	121
2024 1st Lien Term Loan B, 7.56%, (3 Month Term SOFR + 3.25%), 09/26/31 (d)	109	101
Dotdash Meredith Inc
2025 Term Loan B, 7.78%, (1 Month Term SOFR + 3.50%), 06/05/32 (d)	110	110
Flutter Financing B.V.
2024 Term Loan B, 6.05%, (3 Month Term SOFR + 1.75%), 11/30/30 (d)	165	165
2025 Term Loan B, 6.30%, (3 Month Term SOFR + 2.00%), 05/22/32 (d)	115	114
Frontier Communications Corp.
2025 Term Loan B, 6.65%, (1 Month Term SOFR + 2.50%), 07/01/31 (d)	114	114
Herschend Entertainment Company, LLC
2025 Term Loan B, 7.57%, (1 Month Term SOFR + 3.25%), 05/17/32 (d)	65	65
Kingpin Intermediate Holdings LLC
2025 Term Loan B, 7.39%, (3 Month Term SOFR + 3.39%), 09/16/32 (d)	120	116
Level 3 Financing, Inc.
Term Loan, 0.00%, (SOFR + 3.25%), 03/29/32 (d) (r)	15	15

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Life Time Fitness Inc
2025 Term Loan, 6.25%, (1 Month Term SOFR + 2.00%), 11/05/31 (d)	154	154
Light and Wonder International, Inc.
2024 Term Loan B2, 6.39%, (1 Month Term SOFR + 2.25%), 04/19/29 (d)	184	184
Lumen Technologies, Inc.
2024 Term Loan A, 10.32%, (1 Month Term SOFR + 6.00%), 06/01/28 (d)	172	175
2024 Extended Term Loan B1, 6.78%, (1 Month Term SOFR + 2.35%), 04/15/29 (d)	173	172
2024 Extended Term Loan B2, 6.78%, (1 Month Term SOFR + 2.35%), 04/15/30 (d)	479	475
Ontario Gaming GTA LP
Term Loan B, 8.55%, (3 Month Term SOFR + 4.25%), 07/11/30 (d)	98	95
Recess Holdings, Inc.
2025 Repriced Term Loan, 8.07%, (3 Month Term SOFR + 3.75%), 02/21/30 (d)	99	99
Securus Technologies Holdings, Inc.
2023 2nd Lien Term Loan, 13.61%, (3 Month Term SOFR + 9.05%), 11/01/25 (d)	180	2
Sinclair Television Group Inc.
2025 Term Loan B7, 8.52%, (1 Month Term SOFR + 4.10%), 12/31/30 (d)	73	65
TKO Worldwide Holdings, LLC
2025 Term Loan, 6.04%, (3 Month Term SOFR + 2.00%), 11/21/31 (d)	114	114
Topgolf Callaway Brands Corp.
Term Loan B, 7.32%, (1 Month Term SOFR + 3.00%), 03/14/30 (d)	64	63
Townsquare Media, Inc.
2025 Term Loan, 9.19%, (3 Month Term SOFR + 5.00%), 01/17/31 (d)	45	39
TripAdvisor Inc
Term Loan, 7.07%, (1 Month Term SOFR + 2.75%), 07/01/31 (d)	79	77
Univision Communications Inc.
2022 Term Loan B, 7.68%, (1 Month Term SOFR + 3.25%), 05/06/28 (d)	310	308
2024 Term Loan B, 7.93%, (1 Month Term SOFR + 3.50%), 01/31/29 (d)	74	74
2022 First Lien Term Loan B, 8.55%, (3 Month Term SOFR + 4.25%), 06/10/29 (d)	58	58
Virgin Media Bristol LLC
2023 USD Term Loan Y, 7.37%, (6 Month Term SOFR + 3.17%), 03/06/31 (d)	160	158
Windstream Services LLC
Term Loan, 0.00%, (SOFR + 4.00%), 09/24/32 (d) (r)	275	272
		8,371
Financials 0.5%
Acrisure, LLC
2024 1st Lien Term Loan B6, 7.32%, (1 Month Term SOFR + 3.00%), 11/06/30 (d)	800	798
2025 Term Loan B, 7.57%, (1 Month Term SOFR + 3.25%), 06/07/32 (d)	175	174
Alera Group, Inc.
2025 Term Loan, 7.57%, (1 Month Term SOFR + 3.25%), 05/21/32 (d)	105	105
2025 2nd Lien Term Loan, 9.82%, (1 Month Term SOFR + 5.50%), 05/15/33 (d)	70	72
AmWINS Group, Inc.
2025 Term Loan B, 6.57%, (1 Month Term SOFR + 2.25%), 01/23/32 (d)	213	213
Asurion LLC
2021 Term Loan B9, 7.68%, (1 Month Term SOFR + 3.25%), 02/05/28 (d)	84	84
2021 2nd Lien Term Loan B3, 9.68%, (1 Month Term SOFR + 5.25%), 02/05/28 (d)	125	122
2022 Term Loan B10, 8.42%, (1 Month Term SOFR + 4.00%), 08/16/28 (d)	178	179
2023 Term Loan B11, 8.67%, (1 Month Term SOFR + 4.25%), 08/19/28 (d)	91	91
2021 Second Lien Term Loan B4, 9.68%, (1 Month Term SOFR + 5.25%), 01/15/29 (d)	320	306
2024 Term Loan B12, 8.57%, (1 Month Term SOFR + 4.25%), 09/12/30 (d)	892	888
2025 Term Loan B13, 8.57%, (1 Month Term SOFR + 4.25%), 09/19/30 (d)	170	169
Azorra Soar TLB Finance Ltd
2025 Term Loan B, 6.79%, (3 Month Term SOFR + 2.75%), 10/18/29 (d)	89	89
Boots Group Bidco Ltd
USD Term Loan, 7.70%, (3 Month Term SOFR + 3.50%), 07/22/32 (d)	75	75
Broadstreet Partners, Inc.
2024 Term Loan B4, 7.07%, (1 Month Term SOFR + 2.75%), 05/10/31 (d)	194	194
CFC Bidco 2022 Ltd
Term Loan B, 8.04%, (3 Month Term SOFR + 3.75%), 05/30/32 (d)	140	133
Charlotte Buyer, Inc.
2025 Repriced Term Loan B, 8.43%, (1 Month Term SOFR + 4.25%), 02/11/28 (d)	167	167
Citadel Securities LP
2024 First Lien Term Loan, 6.32%, (1 Month Term SOFR + 2.00%), 10/31/31 (d)	213	213
Cotiviti Corporation
2024 Term Loan, 7.03%, (1 Month Term SOFR + 2.75%), 02/21/31 (d)	171	168
2024 Fixed Term Loan B, 7.63%, 02/21/31	55	55
2025 2nd Amendment Term Loan, 7.03%, (1 Month Term SOFR + 2.75%), 02/16/32 (d)	70	68
HUB International Limited
2025 Term Loan B, 6.58%, (3 Month Term SOFR + 2.50%), 06/20/30 (d)	527	528
Jane Street Group, LLC
2024 Term Loan B1, 6.20%, (3 Month Term SOFR + 2.00%), 12/10/31 (d)	161	160
Jones DesLauriers Insurance Management Inc.
2025 Term Loan B, 7.06%, (3 Month Term SOFR + 2.75%), 03/15/30 (d)	59	59
Kronos Acquisition Holdings Inc.
2024 Term Loan, 8.30%, (3 Month Term SOFR + 4.00%), 06/27/31 (d)	181	133
NEXUS Buyer LLC
2025 Term Loan B, 7.82%, (1 Month Term SOFR + 3.50%), 07/31/31 (d)	220	220
2025 Incremental Term Loan, 8.32%, (1 Month Term SOFR + 4.00%), 07/31/31 (d)	50	50
2025 2nd Lien Term Loan B, 10.07%, (1 Month Term SOFR + 5.75%), 01/30/32 (d)	65	65
Novae LLC
1st Lien Term Loan, 9.15%, (3 Month Term SOFR + 5.00%), 01/19/29 (d) (p)	84	78
Osttra Group Ltd
Term Loan, 0.00%, (SOFR + 3.50%), 05/21/32 (d) (r)	80	80
Ryan Specialty Group, LLC
2024 USD Term Loan B, 6.32%, (1 Month Term SOFR + 2.00%), 09/11/31 (d)	152	152
Sedgwick Claims Management Services, Inc.
2023 Term Loan B, 6.82%, (1 Month Term SOFR + 2.50%), 02/16/28 (d)	143	143
St. George Warehousing & Trucking Co. of CA, Inc.
2024 Second Out Term Loan, 11.82%, (1 Month Term SOFR + 7.50%), 10/03/29 (d) (l)	72	6
2024 UnSub FLFO, 12.57%, (1 Month Term SOFR + 8.35%), 10/07/29 (d) (l)	34	30
Superannuation and Investments US LLC
2025 Repriced Term Loan, 7.32%, (1 Month Term SOFR + 3.00%), 12/01/28 (d)	78	78
Trans Union, LLC
2024 Term Loan B8, 6.07%, (1 Month Term SOFR + 1.75%), 06/06/31 (d)	49	49
2024 Term Loan B9, 6.07%, (1 Month Term SOFR + 1.75%), 06/24/31 (d)	167	167
Truist Insurance Holdings LLC
2024 Term Loan B, 0.00%, (3 Month Term SOFR + 2.75%), 05/06/31 (d) (r)	60	60
2024 Term Loan B, 7.05%, (3 Month Term SOFR + 2.75%), 05/06/31 (d)	183	183
USI, Inc.
2024 Term Loan D, 6.55%, (3 Month Term SOFR + 2.25%), 11/23/29 (d)	129	129

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
2024 Term Loan C, 6.55%, (3 Month Term SOFR + 2.25%), 09/27/30 (d)	29	29
		6,762
Materials 0.4%
American Rock Salt Company LLC
2021 Term Loan, 8.46%, (3 Month Term SOFR + 4.00%), 06/04/28 (d)	34	26
2024 First Out Term Loan, 11.46%, (3 Month Term SOFR + 7.00%), 06/09/28 (d)	17	16
2024 First Out Delayed Draw Term Loan, 0.00%, (3 Month Term SOFR + 7.00%), 06/12/28 (d) (r)	4	4
Aruba Investments Holdings, LLC
2020 USD Term Loan, 8.42%, (1 Month Term SOFR + 4.00%), 10/28/27 (d)	43	41
2020 2nd Lien Term Loan, 12.17%, (1 Month Term SOFR + 7.75%), 10/28/28 (d)	140	127
Avient Corporation
2025 Term Loan B, 6.07%, (3 Month Term SOFR + 1.75%), 08/29/29 (d)	26	26
Bakelite US Holdco, Inc.
2024 Term Loan B, 8.05%, (3 Month Term SOFR + 3.75%), 12/16/31 (d)	154	153
Berlin Packaging LLC
2025 Term Loan B7, 7.53%, (3 Month Term SOFR + 3.25%), 06/07/31 (d)	149	150
2025 Term Loan B7, 7.58%, (3 Month Term SOFR + 3.25%), 06/07/31 (d)	43	43
Charter NEX US, Inc.
2024 Term Loan B1, 6.93%, (1 Month Term SOFR + 2.75%), 12/01/30 (d)	158	158
Chemours Company (The)
2023 USD Term Loan B, 7.32%, (1 Month Term SOFR + 3.00%), 08/10/28 (d)	194	193
Consolidated Energy Finance, S.A.
2024 Term Loan B, 8.82%, (1 Month Term SOFR + 4.50%), 11/07/30 (d)	122	114
Derby Buyer LLC
2024 Repriced Term Loan B, 7.18%, (1 Month Term SOFR + 3.00%), 11/01/30 (d)	128	128
Discovery Purchaser Corporation
Term Loan, 8.08%, (3 Month Term SOFR + 3.75%), 08/04/29 (d)	228	226
Graham Packaging Company Inc.
2024 Term Loan B, 6.82%, (1 Month Term SOFR + 2.50%), 08/04/27 (d)	147	147
Hexion Holdings Corporation
2024 Term Loan B, 8.14%, (1 Month Term SOFR + 4.00%), 03/15/29 (d)	441	440
2022 USD 2nd Lien Term Loan, 11.85%, (1 Month Term SOFR + 7.44%), 02/09/30 (d)	54	54
INEOS Quattro Holdings UK Ltd
2023 USD 1st Lien Term Loan B, 8.67%, (1 Month Term SOFR + 4.25%), 03/09/29 (d)	321	289
2023 USD Term Loan, 8.17%, (1 Month Term SOFR + 3.75%), 03/01/30 (d)	64	56
Klockner-Pentaplast of America, Inc.
2021 Term Loan B, 9.02%, (6 Month Term SOFR + 4.72%), 02/04/26 (d)	145	70
2025 USD Bridge Facility, 14.14%, (1 Month Term SOFR + 10.00%), 10/27/26 (d) (l)	14	14
Kodiak Building Partners Inc.
2024 Term Loan B, 8.04%, (3 Month Term SOFR + 3.75%), 11/26/31 (d)	118	117
Lonza Group AG
USD Term Loan B, 0.00%, (3 Month Term SOFR + 3.92%), 04/29/28 (d) (r)	30	27
USD Term Loan B, 8.32%, (3 Month Term SOFR + 3.92%), 04/29/28 (d)	297	267
Luxembourg Investment Company 428 S.a r.l.
Term Loan B, 0.00%, (SOFR + 7.00%), 10/22/28 (d) (h) (i)	58	1
M2S Group Holdings Inc
Term Loan B, 9.06%, (3 Month Term SOFR + 4.75%), 08/21/31 (d)	337	333
Natgasoline LLC
2025 Term Loan B, 9.82%, (1 Month Term SOFR + 5.50%), 03/25/30 (d)	304	306
New Arclin U.S. Holding Corp.
2021 Term Loan, 7.92%, (1 Month Term SOFR + 3.50%), 09/22/28 (d)	151	151
Nouryon Finance B.V.
2024 USD Term Loan B1, 7.50%, (1 Month Term SOFR + 3.25%), 04/03/28 (d)	138	138
SCIH Salt Holdings Inc.
2021 Incremental Term Loan B, 7.20%, (6 Month Term SOFR + 3.00%), 03/16/27 (d)	119	119
Solstice Advanced Materials, Inc.
Term Loan, 0.00%, (SOFR + 1.75%), 09/16/32 (d) (r)	75	75
Spa Holdings 3 Oy
USD Term Loan B, 8.56%, (3 Month Term SOFR + 4.00%), 03/18/28 (d)	90	90
2025 USD Term Loan B, 8.81%, (3 Month Term SOFR + 4.25%), 05/22/30 (d)	115	115
SupplyOne, Inc
2024 Term Loan B, 7.82%, (1 Month Term SOFR + 3.50%), 03/27/31 (d)	30	30
TPC Group Inc.
2024 Term Loan B, 9.77%, (3 Month Term SOFR + 5.75%), 11/22/31 (d)	134	129
TricorBraun Holdings, Inc.
2021 Term Loan, 7.57%, (1 Month Term SOFR + 3.25%), 01/29/28 (d)	207	205
USALCO, LLC
2025 Term Loan, 7.82%, (1 Month Term SOFR + 3.50%), 09/30/31 (d)	72	72
2025 Delayed Draw Term Loan, 0.00%, (SOFR + 3.50%), 12/31/49 (d) (r)	7	7
W.R. Grace & Co.-Conn.
2025 Term Loan B, 7.35%, (1 Month Term SOFR + 3.00%), 08/11/32 (d)	95	95
Windsor Holdings III, LLC
2025 USD Term Loan B, 6.92%, (1 Month Term SOFR + 2.75%), 08/01/30 (d)	157	157
Zekelman Industries, Inc.
2024 Term Loan B, 6.41%, (1 Month Term SOFR + 2.25%), 01/24/31 (d)	84	84
		4,993
Health Care 0.3%
Accelerated Health Systems, LLC
2022 Term Loan B, 8.70%, (3 Month Term SOFR + 4.25%), 02/01/29 (d)	98	72
Amneal Pharmaceuticals LLC
2025 Term Loan B, 7.82%, (1 Month Term SOFR + 3.50%), 07/24/32 (d)	115	115
Avantor Funding, Inc.
2024 Term Loan B6, 6.42%, (1 Month Term SOFR + 2.00%), 11/08/27 (d)	10	10
Aveanna Healthcare, LLC
Term Loan, 0.00%, (SOFR + 3.75%), 09/11/32 (d) (r)	45	45
Bausch & Lomb Corporation
2025 Term Loan B, 8.57%, (1 Month Term SOFR + 4.25%), 12/17/30 (d)	200	199
Bausch Health Companies Inc.
2025 Term Loan B, 10.57%, (1 Month Term SOFR + 6.25%), 09/25/30 (d)	599	589
Cano Health LLC
2024 Exit Term Loan, 13.80%, (3 Month Term SOFR + 9.50%), 06/28/29 (d)	94	77
CNT Holdings I Corp
2025 Term Loan, 6.56%, (3 Month Term SOFR + 2.25%), 11/08/32 (d)	139	139
DaVita, Inc.
2025 Term Loan B, 6.07%, (1 Month Term SOFR + 1.75%), 05/09/31 (d)	140	140
Electron BidCo Inc.
2021 Term Loan, 7.07%, (1 Month Term SOFR + 2.75%), 10/29/28 (d)	82	83
Embecta Corp
Term Loan B, 7.32%, (1 Month Term SOFR + 3.00%), 01/27/29 (d)	133	133

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Endo Luxembourg Finance Company I S.a r.l.
2024 1st Lien Term Loan, 8.32%, (1 Month Term SOFR + 4.00%), 04/23/31 (d)	163	163
Fitness International, LLC
2024 Term Loan B, 8.82%, (1 Month Term SOFR + 4.50%), 01/30/29 (d)	69	69
Global Medical Response, Inc.
2025 Term Loan B, 7.63%, (1 Month Term SOFR + 3.50%), 10/02/28 (d)	85	85
Hanger, Inc.
2024 Delayed Draw Term Loan, 0.00%, (1 Month Term SOFR + 3.50%), 10/16/31 (d) (r)	8	8
2024 Delayed Draw Term Loan, 7.82%, (1 Month Term SOFR + 3.50%), 10/16/31 (d)	1	1
2024 Term Loan B, 7.82%, (1 Month Term SOFR + 3.50%), 10/16/31 (d)	71	71
Heartland Dental, LLC
2025 Term Loan, 8.07%, (1 Month Term SOFR + 3.75%), 07/31/32 (d)	45	45
Help At Home, Inc.
2024 Term Loan B, 9.32%, (1 Month Term SOFR + 5.00%), 09/20/31 (d)	297	267
Insulet Corporation
2025 Term Loan, 6.32%, (1 Month Term SOFR + 2.00%), 08/04/31 (d)	191	192
Jazz Financing Lux S.a r.l.
2024 1st Lien Term Loan B2, 6.57%, (1 Month Term SOFR + 2.25%), 05/05/28 (d)	242	243
Loire Finco Luxembourg S.a. r.l.
2025 USD Term Loan B, 8.31%, (3 Month Term SOFR + 4.00%), 01/31/30 (d)	55	55
MED ParentCo LP
2025 Term Loan B, 7.57%, (1 Month Term SOFR + 3.25%), 04/15/31 (d)	140	141
Medline Borrower, LP
2025 Term Loan B, 6.32%, (1 Month Term SOFR + 2.00%), 10/23/28 (d)	390	390
Organon & Co
2024 USD Term Loan, 6.41%, (1 Month Term SOFR + 2.25%), 05/19/31 (d)	159	155
Phoenix Guarantor Inc
2024 Term Loan B, 6.82%, (1 Month Term SOFR + 2.50%), 02/21/31 (d)	103	103
Radiology Partners Inc
2025 Term Loan, 8.80%, (3 Month Term SOFR + 4.50%), 06/26/32 (d)	25	25
Sotera Health Holdings, LLC
2025 Term Loan B, 6.64%, (1 Month Term SOFR + 2.50%), 05/30/31 (d)	85	85
Team Health Holdings, Inc.
2025 Term Loan B, 8.80%, (3 Month Term SOFR + 4.50%), 06/30/28 (d)	40	40
U.S. Anesthesia Partners, Inc.
2021 Term Loan, 8.64%, (1 Month Term SOFR + 4.25%), 09/22/28 (d)	44	44
United FP Holdings, LLC
2019 1st Lien Term Loan, 8.57%, (3 Month Term SOFR + 4.00%), 12/30/26 (d)	624	599
2020 Incremental Term Loan, 13.07%, (3 Month Term SOFR + 8.50%), 12/30/26 (d)	53	51
US Radiology Specialists, Inc.
2024 Term Loan B, 9.05%, (3 Month Term SOFR + 4.75%), 05/10/28 (d)	62	62
		4,496
Consumer Staples 0.3%
Allied Universal Holdco LLC
2025 USD Term Loan B, 7.69%, (1 Month Term SOFR + 3.25%), 08/06/32 (d)	545	547
Aspire Bakeries Holdings LLC
2025 Term Loan B, 7.83%, (1 Month Term SOFR + 3.50%), 12/23/30 (d)	99	99
BIFM US Finance LLC
2024 Incremental Term Loan, 8.07%, (1 Month Term SOFR + 3.75%), 05/31/28 (d)	109	109
BW Gas & Convenience Holdings, LLC
2021 Term Loan B, 7.93%, (1 Month Term SOFR + 3.50%), 03/17/28 (d)	121	120
C&S Wholesale Grocers LLC
Term Loan, 0.00%, (SOFR + 5.00%), 08/05/30 (d) (r)	200	195
Cardenas Markets, Inc.
2022 Term Loan, 11.15%, (3 Month Term SOFR + 6.75%), 07/20/29 (d)	194	165
Celsius Holdings, Inc
Term Loan, 7.54%, (3 Month Term SOFR + 3.25%), 03/21/32 (d)	110	110
Chobani, LLC
2025 Repriced Term Loan B, 6.82%, (1 Month Term SOFR + 2.50%), 10/25/27 (d)	149	149
Del Monte Foods, Inc.
2025 DIP Term Loan, 5.33%, (1 Month Term SOFR + 9.50%), 04/02/26 (d)	168	160
2025 PIK Roll-Up Term Loan, 13.75%, (1 Month Term SOFR + 9.60%), 04/02/26 (d)	134	107
2025 PIK Roll-Up Term Loan, 13.77%, (1 Month Term SOFR + 9.50%), 04/02/26 (d)	85	68
2024 First Out Term Loan, 0.00%, (3 Month Term SOFR + 8.00%), 08/31/28 (d) (h) (i)	44	21
2025 PIK Term Loan, 0.00%, (1 Month Term SOFR + 8.00%), 11/02/28 (d) (h) (i)	42	20
2024 Second Out Term Loan, 0.00%, (3 Month Term SOFR + 4.25%), 02/15/29 (d) (h) (i)	276	11
Eagle Parent Corp.
2022 Term Loan B, 8.55%, (3 Month Term SOFR + 4.25%), 03/17/29 (d)	145	144
2025 Incremental Term Loan, 8.55%, (3 Month Term SOFR + 4.25%), 03/17/29 (d) (l)	213	213
Fiesta Purchaser, Inc.
2025 Repriced Term Loan, 7.07%, (1 Month Term SOFR + 2.75%), 02/12/31 (d)	158	158
Froneri Lux Finco S.a r.l.
2024 USD Term Loan B4, 6.20%, (6 Month Term SOFR + 2.00%), 09/16/31 (d)	153	151
Golden State Food LLC
Term Loan B, 8.23%, (1 Month Term SOFR + 4.00%), 10/07/31 (d)	79	79
JP Intermediate B, LLC
2023 Revolver, 9.82%, (3 Month Term SOFR + 5.50%), 08/12/27 (d) (l)	31	1
2023 Term Loan, 0.00%, (Prime + 6.50%), 11/20/27 (d) (h) (i)	130	4
Term Loan, 0.00%, 12/31/49 (d) (l) (r)	3	3
Naked Juice LLC
2025 FLSO Term Loan, 7.65%, (3 Month Term SOFR + 3.25%), 01/24/29 (d)	142	107
2025 FLFO Term Loan, 9.80%, (3 Month Term SOFR + 5.50%), 01/24/29 (d)	108	108
2025 FLTO Term Loan, 10.40%, (3 Month Term SOFR + 6.00%), 01/24/30 (d)	28	12
Newly Weds Foods Inc
Term Loan B, 6.39%, (1 Month Term SOFR + 2.25%), 03/05/32 (d)	219	219
Olaplex, Inc
2022 Term Loan, 7.80%, (3 Month Term SOFR + 3.50%), 02/17/29 (d)	33	32
Primary Products Finance LLC
2024 1st Lien Term Loan B, 7.54%, (3 Month Term SOFR + 3.25%), 04/01/29 (d)	117	114
Primo Brands Corporation
2025 Term Loan B, 6.55%, (3 Month Term SOFR + 2.25%), 03/31/28 (d)	333	333
Upfield B.V.
2025 USD Term Loan B12, 8.30%, (6 Month Term SOFR + 3.75%), 01/03/28 (d)	138	132
		3,691
Utilities 0.1%
Alpha Generation LLC
Term Loan B, 6.32%, (1 Month Term SOFR + 2.00%), 09/19/31 (d)	144	143
Cogentrix Finance Holdco I LLC
Repriced Term Loan B, 6.57%, (1 Month Term SOFR + 2.25%), 02/26/32 (d)	75	75
Hamilton Projects Acquiror, LLC
2025 Repriced Term Loan B, 6.82%, (1 Month Term SOFR + 2.50%), 05/30/31 (d)	61	61

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Lightning Power LLC
Term Loan B, 6.55%, (3 Month Term SOFR + 2.25%), 08/08/31 (d)	163	163
New Fortress Energy Inc
2025 Incremental Term Loan B, 0.00%, (3 Month Term SOFR + 5.50%), 10/30/28 (d) (r)	5	2
2025 Incremental Term Loan B, 9.57%, (3 Month Term SOFR + 5.50%), 10/30/28 (d)	1,154	555
NRG Energy, Inc.
2024 Term Loan, 6.06%, (3 Month Term SOFR + 1.75%), 03/27/31 (d)	139	139
2024 Term Loan, 6.17%, (1 Month Term SOFR + 1.75%), 03/27/31 (d)	—	—
Talen Energy Supply, LLC
2024-1 Incremental Term Loan, 6.73%, (3 Month Term SOFR + 2.50%), 12/10/31 (d)	55	55
Venture Global Plaquemines LNG, LLC
2024 Contingency Reserve Delayed Draw Term Loan, 6.38%, (1 Month Term SOFR + 2.23%), 05/25/29 (d)	5	5
2024 Contingency Reserve Delayed Draw Term Loan, 6.54%, (1 Month Term SOFR + 2.23%), 05/25/29 (d)	24	24
Base Term Loan, 6.54%, (1 Month Term SOFR + 2.23%), 05/25/29 (d)	231	231
Vistra Operations Company LLC
1st Lien Term Loan B3, 6.07%, (1 Month Term SOFR + 1.75%), 12/11/25 (d)	211	211
Waterbridge Midstream Operating LLC
2024 1st Lien Term Loan B, 9.03%, (3 Month Term SOFR + 4.75%), 06/22/29 (d)	224	224
		1,888
Real Estate 0.1%
Brand Industrial Services Inc
2024 Term Loan B, 8.80%, (3 Month Term SOFR + 4.50%), 08/01/30 (d)	527	476
Cushman & Wakefield U.S. Borrower, LLC
2025 Term Loan B1, 7.07%, (1 Month Term SOFR + 2.75%), 01/31/30 (d)	98	98
2025 Term Loan B3, 7.07%, (1 Month Term SOFR + 2.75%), 01/31/30 (d)	66	66
Greystar Real Estate Partners, LLC
2025 Term Loan B, 6.81%, (3 Month Term SOFR + 2.50%), 08/21/30 (d)	78	78
		718
Energy 0.0%
ACNR Holdings INC
2nd Lien Term Loan, 13.00%, (3 Month Term SOFR + 0.00%), 12/11/29 (d) (l)	40	39
CVR Energy, Inc.
Term Loan B, 8.30%, (3 Month Term SOFR + 4.00%), 12/30/27 (d)	54	54
Delek US Holdings, Inc.
2022 Term Loan B, 7.92%, (1 Month Term SOFR + 3.50%), 11/10/29 (d)	128	128
Epic Crude Services, LP
2025 Term Loan B, 6.83%, (3 Month Term SOFR + 2.50%), 10/15/31 (d)	107	107
Par Petroleum, LLC
2024 Term Loan B, 8.03%, (3 Month Term SOFR + 3.75%), 02/28/30 (d)	88	88
Prairie ECI Acquiror LP
2025 Repriced Term Loan B, 8.07%, (1 Month Term SOFR + 3.75%), 08/01/29 (d)	54	54
Rockpoint Gas Storage Partners LP
2025 Term Loan B, 7.30%, (3 Month Term SOFR + 3.00%), 09/18/31 (d)	149	149
Traverse Midstream Partners LLC
2017 Term Loan, 6.81%, (3 Month Term SOFR + 2.50%), 02/16/28 (d)	59	59
		678
Total Senior Floating Rate Instruments (cost $76,423)		74,295
COMMON STOCKS 0.2%
Energy 0.1%
California Resources Corporation	2	90
Expand Energy Corporation	5	500
Limetree Bay Cayman Limited (h) (l)	—	—
Mesquite Energy, Inc. (h) (l)	4	790
New Fortress Energy Inc. (h) (s)	8	17
		1,397
Financials 0.1%
Acrisure Investment Holdings, LLC (h) (l)	6	162
AFLAC Incorporated (h)	2	38
New Cineworld Ltd. (h) (l)	5	128
		328
Materials 0.0%
ACNR Holdings Inc. (h) (l)	2	247
Health Care 0.0%
Cano Health, Inc. (h) (l)	15	177
Industrials 0.0%
Fusion Parent, LLC (h) (l)	3	132
Consumer Discretionary 0.0%
Old Claimco, LLC (h) (l)	5	49
Party City Holdings Inc. (h) (l)	—	—
Information Technology 0.0%
Travelport Worldwide Limited (h) (l)	—	36
Communication Services 0.0%
Diamond Sports Group, LLC (h)	—	2
Total Common Stocks (cost $850)		2,368
PREFERRED STOCKS 0.0%
Information Technology 0.0%
Strategy Inc, 10.00% (m)	2	181
Strategy Inc, 9.00%, (101, 11/07/25) (m)	—	39
		220
Materials 0.0%
Albemarle Corporation, 7.25%, 03/01/27 (n)	1	43
Financials 0.0%
Apollo Global Management, Inc., 6.75%, 07/31/26 (n)	1	42
Total Preferred Stocks (cost $319)		305
WARRANTS 0.0%
Cano Health, Inc. (h) (l)	1	2
Carnelian Point Holdings, L.P. (h) (l)	—	—
Total Warrants (cost $3)		2
OTHER EQUITY INTERESTS 0.0%
Parkland Corporation (h) (l) (t)	60	—
Parkland Corporation (h) (l) (t)	55	—
Parkland Corporation (h) (l) (t)	210	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 5.5%
Investment Companies 4.6%
JNL Government Money Market Fund - Class I, 4.04% (u) (v)	66,479	66,479
Securities Lending Collateral 0.9%
JNL Government Money Market Fund - Class SL, 4.14% (u) (v)	12,728	12,728
Total Short Term Investments (cost $79,207)		79,207
Total Investments 107.4% (cost $1,594,864)		1,542,795
Total Forward Sales Commitments (0.4)% (proceeds $5,523)		(5,525)
Total Purchased Options 0.1% (cost $1,010)		754
Other Derivative Instruments 0.0%		188
Other Assets and Liabilities, Net (7.1)%		(102,092)
Total Net Assets 100.0%		1,436,120

(a) All or a portion of the security is pledged or segregated as collateral.

(b) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2025, the total payable for investments purchased on a delayed delivery basis was $77,621.

(c) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2025, the value and the percentage of net assets of these securities was $130,057 and 9.1% of the Fund.

(f) All or a portion of the security was on loan as of September 30, 2025.

(g) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2025.

(h) Non-income producing security.

(i) As of September 30, 2025, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(j) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(k) Treasury inflation indexed note, par amount is adjusted for inflation.

(l) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(m) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(n) Convertible security.

(o) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2025.

(p) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(q) The coupon rate represents the weighted average coupon and may differ from the stated coupon rate.

(r) This senior floating rate interest will settle after September 30, 2025. If a reference rate and spread is presented, it will go into effect upon settlement.

(s) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(t) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(u) Investment in affiliate.

(v) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (0.4%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.4%)
Mortgage-Backed Securities (0.4%)
Federal National Mortgage Association, Inc.
TBA, 2.00%, 10/15/55 (a)	(6,850)	(5,525)
Total Government And Agency Obligations (proceeds $5,523)		(5,525)
Total Forward Sales Commitments (0.4%) (proceeds $5,523)		(5,525)

(a) All or a portion of the security was sold on a delayed delivery basis. As of September 30, 2025, the total proceeds for investments sold on a delayed delivery basis was $5,523.

JNL/Fidelity Institutional Asset Management Total Bond Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.04% - Class I	17,327	258,732	209,580	1,071	—	—	66,479	4.6
JNL Government Money Market Fund, 4.14% - Class SL	10,156	124,123	121,551	383	—	—	12,728	0.9
	27,483	382,855	331,131	1,454	—	—	79,207	5.5

JNL/Fidelity Institutional Asset Management Total Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alpha Star Holding IX Limited, 7.00%, 08/26/28	04/02/25	203	205	—
Celtic Resources Holdings Designated Activity Company, 0.00%, 12/31/25	10/02/19	102	—	—
Cosan Overseas Limited, 8.25%	06/27/19	190	192	—
Dar Al Arkan Sukuk Co Ltd, 7.25%, 07/02/30	08/18/25	201	203	—
DP World Salaam, 6.00% (callable at 100, 10/01/25)	02/15/23	200	200	—
Dubai, Government of, 5.25%, 01/30/43	10/27/22	172	197	—
Leviathan Bond Ltd, 6.50%, 06/30/27	05/14/25	159	160	—
Minstry of Finance, Lebenon Republic of, 0.00%, 03/09/20	06/24/19	217	48	—
Minstry of Finance, Lebenon Republic of, 0.00%, 04/03/20	07/01/19	74	22	—
Petroleos de Venezuela, S.A., 0.00%, 04/12/27	05/15/17	3,158	1,236	0.1
Petroleos de Venezuela, S.A., 0.00%, 04/12/27	10/23/17	402	223	—
Saudi Arabian Oil Company, 6.38%, 06/02/55	06/11/25	197	213	—
TCS Finance Designated Activity Company, 0.00% (callable at 100, 12/20/26)	09/13/21	200	—	—
TV Azteca S.A.B. de C.V., 0.00%, 08/09/26	07/01/19	300	106	—
X.Ai Corp., 12.50%, 06/30/30	06/20/25	215	226	0.1
		5,990	3,231	0.2

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL/Fidelity Institutional Asset Management Total Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	121	December 2025	13,623	(2)	(11)
United States 2 Year Note	142	January 2026	29,589	16	3
United States 5 Year Note	1,086	January 2026	118,374	42	212
United States Long Bond	13	December 2025	1,518	(3)	(2)
				53	202
Short Contracts
United States Ultra Bond	(16)	December 2025	(1,929)	9	8

JNL/Fidelity Institutional Asset Management Total Bond Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
U.S. SOFR (A)	Receiving	3.50	(A)	12/17/27	15,474	(6)	60
U.S. SOFR (A)	Receiving	3.50	(A)	12/17/28	23,068	(13)	129
U.S. SOFR (A)	Receiving	3.75	(A)	12/17/29	4,838	(2)	39
U.S. SOFR (A)	Receiving	3.75	(A)	12/17/32	3,677	—	45
U.S. SOFR (A)	Receiving	3.75	(A)	12/17/45	1,691	4	33
U.S. SOFR (A)	Paying	3.75	(A)	12/17/35	210	—	(1)
						(17)	305

JNL/Fidelity Institutional Asset Management Total Bond Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
CDX.EM.IG.44 (Q)	N/A	1.00	12/20/30	595	(9)	(18)	—

JNL/Fidelity Institutional Asset Management Total Bond Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Interest Rate Swaptions
U.S. SOFR, 04/26/35	BOA	Call	4.08	04/24/30	1,380,000	1,380	44
U.S. SOFR, 04/25/35	BOA	Call	4.03	04/23/30	470,000	470	14
U.S. SOFR, 05/06/35	BOA	Call	4.07	05/02/30	1,930,000	1,930	61
U.S. SOFR, 08/12/36	BOA	Call	3.80	08/13/26	450,000	450	13
U.S. SOFR, 05/09/35	BOA	Call	4.01	05/07/30	610,000	610	18
U.S. SOFR, 01/30/36	CIT	Call	4.11	01/28/26	2,480,000	2,480	9
U.S. SOFR, 04/29/35	CIT	Call	4.03	04/25/30	600,000	600	18
U.S. SOFR, 08/27/36	GSC	Call	3.80	08/25/26	3,040,000	3,040	66
U.S. SOFR, 11/09/34	MSC	Call	3.87	11/07/29	1,700,000	1,700	46
U.S. SOFR, 04/26/35	MSC	Call	4.08	04/24/30	1,490,000	1,490	47
U.S. SOFR, 04/25/35	BOA	Put	4.03	04/23/30	470,000	470	13
U.S. SOFR, 05/06/35	BOA	Put	4.07	05/02/30	1,930,000	1,930	50
U.S. SOFR, 04/26/35	BOA	Put	4.08	04/24/30	1,380,000	1,380	35
U.S. SOFR, 05/09/35	BOA	Put	4.01	05/07/30	610,000	610	17
U.S. SOFR, 08/12/36	BOA	Put	3.80	08/13/26	450,000	450	10
U.S. SOFR, 01/30/36	CIT	Put	4.11	01/28/26	2,480,000	2,480	101
U.S. SOFR, 04/29/35	CIT	Put	4.03	04/25/30	600,000	600	16
U.S. SOFR, 08/27/36	GSC	Put	3.80	08/25/26	3,040,000	3,040	91
U.S. SOFR, 11/09/34	MSC	Put	3.87	11/07/29	1,700,000	1,700	47
U.S. SOFR, 04/26/35	MSC	Put	4.08	04/24/30	1,490,000	1,490	38
							754

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL/Fidelity Institutional Asset Management Total Bond Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
CMBX.NA.BBB-.16 (M)	CIT	N/A	3.00	04/17/65	40	7	10	(3)
CMBX.NA.BBB-.16 (M)	CIT	N/A	3.00	04/17/65	70	12	18	(6)
CMBX.NA.BBB-.16 (M)	CIT	N/A	3.00	04/17/65	10	1	2	(1)
CMBX.NA.BBB-.16 (M)	GSC	N/A	3.00	04/17/65	100	16	30	(14)
CMBX.NA.BBB-.16 (M)	GSC	N/A	3.00	04/17/65	60	9	17	(8)
CMBX.NA.BBB-.16 (M)	JPM	N/A	3.00	04/17/65	50	8	15	(7)
CMBX.NA.BBB-.16 (M)	JPM	N/A	3.00	04/17/65	20	3	6	(3)
CMBX.NA.BB.18 (M)	GSC	N/A	5.00	12/17/57	100	13	15	(2)
CMBX.NA.BBB-.18 (M)	GSC	N/A	3.00	12/17/57	100	7	10	(3)
CMBX.NA.BBB-.18 (M)	GSC	N/A	3.00	12/17/57	100	7	7	—
CMBX.NA.AAA.13 (M)	JPM	N/A	0.50	12/16/72	970	(4)	6	(10)
CMBX.NA.BB.18 (M)	JPM	N/A	5.00	12/17/57	100	12	7	5
CMBX.NA.BBB-.18 (M)	JPM	N/A	3.00	12/17/57	100	7	5	2
CMBX.NA.BBB-.18 (M)	GSC	N/A	3.00	12/17/57	300	22	12	10
CMBX.NA.BBB-.16 (M)	GSC	N/A	3.00	04/17/65	30	5	8	(3)
CMBX.NA.BBB-.16 (M)	GSC	N/A	3.00	04/17/65	40	6	10	(4)
CMBX.NA.BBB-.16 (M)	MSC	N/A	3.00	04/17/65	80	13	21	(8)
CMBX.NA.BB.18 (M)	MSC	N/A	5.00	12/17/57	100	13	7	6
CMBX.NA.BBB-.16 (M)	CIT	N/A	3.00	04/17/65	50	9	15	(6)
CMBX.NA.BBB-.16 (M)	CIT	N/A	3.00	04/17/65	30	5	9	(4)
CMBX.NA.BBB-.18 (M)	CIT	N/A	3.00	12/17/57	100	7	4	3
					2,550	178	234	(56)
Credit default swap agreements - sell protection
CMBX.NA.AAA.17 (M)	CIT	0.00	0.50	12/15/56	(300)	(4)	(4)	—
CMBX.NA.AAA.17 (M)	MSC	0.00	0.50	12/15/56	(100)	(2)	(2)	—
CMBX.NA.AAA.17 (M)	GSC	0.00	0.50	12/15/56	(300)	(4)	(9)	5
CMBX.NA.AAA.17 (M)	GSC	0.00	0.50	12/15/56	(100)	(2)	(3)	1
CMBX.NA.AAA.13 (M)	MSC	0.00	0.50	12/16/72	(970)	4	(23)	27
CMBX.NA.AAA.17 (M)	CIT	0.00	0.50	12/15/56	(100)	(1)	(2)	1
CMBX.NA.AAA.17 (M)	CIT	0.00	0.50	12/15/56	(500)	(6)	(9)	3
CMBX.NA.AAA.17 (M)	CIT	0.00	0.50	12/15/56	(100)	(2)	(2)	—
					(2,470)	(17)	(54)	37

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Fidelity Institutional Asset Management Total Bond Fund
Assets - Securities
Government And Agency Obligations	—	817,175	—	817,175
Corporate Bonds And Notes	—	377,630	48	377,678
Non-U.S. Government Agency Asset-Backed Securities	—	190,504	1,261	191,765
Senior Floating Rate Instruments	—	73,373	922	74,295
Common Stocks	630	17	1,721	2,368
Preferred Stocks	305	—	—	305
Warrants	—	—	2	2
Other Equity Interests	—	—	—	—
Short Term Investments	79,207	—	—	79,207
	80,142	1,458,699	3,954	1,542,795
Liabilities - Securities
Government And Agency Obligations	—	(5,525)	—	(5,525)
	—	(5,525)	—	(5,525)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	223	—	—	223
Centrally Cleared Interest Rate Swap Agreements	—	306	—	306
OTC Purchased Options	—	754	—	754
OTC Credit Default Swap Agreements	—	63	—	63
	223	1,123	—	1,346
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(13)	—	—	(13)
Centrally Cleared Interest Rate Swap Agreements	—	(1)	—	(1)
OTC Credit Default Swap Agreements	—	(82)	—	(82)
	(13)	(83)	—	(96)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL/First Sentier Global Infrastructure Fund
COMMON STOCKS 98.6%
United States of America 57.9%
AES Corporation, The	189	2,491
American Electric Power Company, Inc.	195	21,935
American Tower Corporation	5	966
Cheniere Energy, Inc.	70	16,530
CSX Corporation	518	18,378
Dominion Energy, Inc.	213	13,037
DT Midstream, Inc.	73	8,286
Duke Energy Corporation	192	23,725
Equinix, Inc.	7	5,150
Evergy, Inc.	176	13,410
Eversource Energy	185	13,132
NextEra Energy, Inc.	245	18,503
Norfolk Southern Corporation	64	19,105
ONEOK, Inc.	191	13,971
PG&E Corporation	653	9,851
Public Service Enterprise Group Incorporated	138	11,508
SBA Communications Corporation - Class A	79	15,190
Sempra	243	21,900
Targa Resources Corp.	41	6,819
UGI Corporation	139	4,606
Union Pacific Corporation	47	11,185
XCEL Energy Inc.	212	17,061
		286,739
Australia 6.3%
Atlas Arteria Limited	3,067	9,989
Transurban Holdings Limited	2,337	21,354
		31,343
France 6.2%
Aeroports de Paris	77	10,170
Getlink S.E.	889	16,360
VINCI	29	4,060
		30,590
United Kingdom 5.8%
National Grid PLC	1,494	21,425
United Utilities PLC	489	7,555
		28,980
Mexico 4.7%
Grupo Aeroportuario Del Pacifico, S.A.B. de C.V.	620	14,596
Promotora y Operadora de Infraestructura, S.A.B. de C.V.	622	8,516
		23,112
Brazil 3.7%
Motiva Infraestrutura De Mobilidade S.A.	4,402	12,290
Rumo S.A.	2,016	6,020
		18,310
China 3.6%
Beijing Capital International Airport Co., Ltd. - Class H (a)	15,634	5,585
China Tower Corporation Limited - Class H	4,799	7,077
ENN Energy Holdings Limited	644	5,312
		17,974
Switzerland 3.0%
Flughafen Zurich AG - Class N	48	14,803
Italy 2.8%
Hera S.p.A.	1,960	8,841
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A. (b)	449	5,278
		14,119
Japan 2.6%
Japan Airport Terminal Co., Ltd.	240	7,663
West Japan Railway Company	228	5,003
		12,666
Germany 1.7%
RWE Aktiengesellschaft	186	8,300
Denmark 0.3%
Orsted A/S (a) (b) (c)	77	1,343
Total Common Stocks (cost $442,795)		488,279
RIGHTS 0.2%
Denmark 0.2%
Orsted A/S (a) (c)	1,148	1,143
Total Rights (cost $1,128)		1,143
SHORT TERM INVESTMENTS 0.9%
Securities Lending Collateral 0.5%
JNL Government Money Market Fund - Class SL, 4.14% (d) (e)	2,452	2,452
Investment Companies 0.4%
JNL Government Money Market Fund - Class I, 4.04% (d) (e)	1,815	1,815
Total Short Term Investments (cost $4,267)		4,267
Total Investments 99.7% (cost $448,190)		493,689
Other Assets and Liabilities, Net 0.3%		1,321
Total Net Assets 100.0%		495,010

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of September 30, 2025.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL/First Sentier Global Infrastructure Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.04% - Class I	6,419	114,931	119,535	126	—	—	1,815	0.4
JNL Government Money Market Fund, 4.14% - Class SL	—	52,084	49,632	102	—	—	2,452	0.5
	6,419	167,015	169,167	228	—	—	4,267	0.9

JNL/First Sentier Global Infrastructure Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A.	04/26/22	5,288	5,278	1.0
Orsted A/S	08/29/25	1,275	1,343	0.3
		6,563	6,621	1.3

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/First Sentier Global Infrastructure Fund
Assets - Securities
Common Stocks	328,161	160,118	—	488,279
Rights	—	1,143	—	1,143
Short Term Investments	4,267	—	—	4,267
	332,428	161,261	—	493,689

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL/Franklin Templeton Income Fund
CORPORATE BONDS AND NOTES 34.6%
Health Care 6.6%
Centene Corporation
4.63%, 12/15/29	4,780	4,658
Community Health Systems, Inc.
6.88%, 04/15/29 (a) (b)	12,847	10,216
6.13%, 04/01/30 (a) (b)	8,000	5,802
10.88%, 01/15/32 (b)	24,250	25,694
9.75%, 01/15/34 (b)	1,000	1,028
CVS Health Corporation
5.25%, 02/21/33	3,500	3,581
Davita Inc.
4.63%, 06/01/30 (b)	3,500	3,353
HCA Inc.
5.50%, 06/01/33	8,500	8,827
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (b)	4,000	3,860
Tenet Healthcare Corporation
6.25%, 02/01/27	6,000	6,002
6.13%, 06/15/30	20,000	20,277
		93,298
Financials 6.1%
Barclays PLC
5.75%, 08/09/33 (c)	8,500	8,933
7.44%, 11/02/33	5,000	5,740
Citigroup Inc.
6.27%, 11/17/33	10,500	11,455
CommScope Finance LLC
8.25%, 03/01/27 (a) (b)	2,000	2,022
Endo Finance Holdings, Inc.
8.50%, 04/15/31 (a) (b)	3,000	3,221
Ford Motor Credit Company LLC
4.95%, 05/28/27	4,000	3,994
7.35%, 03/06/30 (a)	3,000	3,210
General Motors Financial Company, Inc.
6.40%, 01/09/33	3,500	3,751
Goldman Sachs Group, Inc., The
6.56%, 10/24/34	8,000	8,963
JPMorgan Chase & Co.
6.50%, (100, 04/01/30) (d)	2,000	2,070
6.88%, (100, 06/01/29) (d)	3,000	3,161
6.25%, 10/23/34	1,500	1,653
KeyBank National Association
4.90%, 08/08/32	1,500	1,489
Morgan Stanley
6.34%, 10/18/33	2,000	2,198
5.25%, 04/21/34	4,000	4,124
6.63%, 11/01/34	2,500	2,800
The PNC Financial Services Group, Inc.
6.04%, 10/28/33	4,000	4,316
Truist Financial Corporation
4.92%, 07/28/33	2,000	1,993
U.S. Bancorp
5.85%, 10/21/33	4,500	4,797
Wells Fargo & Company
5.56%, 07/25/34	6,000	6,300
		86,190
Industrials 4.8%
American Airlines, Inc.
5.50%, 04/20/26 (b)	2,500	2,501
5.75%, 04/20/29 (b)	4,000	4,016
8.50%, 05/15/29 (b)	2,500	2,608
Ardagh Packaging Finance Public Limited Company
4.13%, 08/15/26 (b)	4,278	4,122
5.25%, 08/15/27 (b)	18,096	6,841
Boeing Company, The
5.15%, 05/01/30 (e)	3,000	3,080
3.25%, 02/01/35	4,500	3,904
Clydesdale Acquisition Holdings, Inc.
6.75%, 04/15/32 (b)	2,000	2,054
Cornerstone Building Brands, Inc.
8.75%, 08/01/28 (b)	1,500	1,450
EMRLD Borrower LP
6.63%, 12/15/30 (b)	2,000	2,058
Herc Holdings Inc.
7.00%, 06/15/30 (b)	1,250	1,299
JetBlue Airways Corporation
9.88%, 09/20/31 (b)	3,500	3,552
Mauser Packaging Solutions Holding Company
7.88%, 04/15/27 (b)	5,000	5,055
9.25%, 04/15/27 (b)	5,000	5,009
Quikrete Holdings, Inc.
6.38%, 03/01/32 (b)	3,000	3,108
R. R. Donnelley & Sons Company
9.50%, 08/01/29 (b)	2,000	2,051
TransDigm Inc.
6.75%, 08/15/28 - 01/31/34 (b)	6,300	6,441
6.63%, 03/01/32 (b)	5,000	5,151
United Airlines Pass Through Certificates, Series 2015-1
4.63%, 04/15/29 (b)	4,000	3,940
		68,240
Consumer Discretionary 4.4%
Beach Acquisition Bidco, LLC
10.00%, 07/15/33 (b) (f)	4,000	4,321
Caesars Entertainment, Inc.
7.00%, 02/15/30 (b)	5,000	5,144
6.50%, 02/15/32 (b)	2,500	2,550
6.00%, 10/15/32 (a) (b)	3,500	3,447
Carnival Corporation
5.75%, 08/01/32 (b)	5,000	5,091
DexKo Global Inc.
6.63%, 10/15/29 (a) (b)	6,215	5,348
Fertitta Entertainment LLC
4.63%, 01/15/29 (b)	1,600	1,522
6.75%, 01/15/30 (b)	3,000	2,817
Ford Motor Company
3.25%, 02/12/32	3,500	3,060
General Motors Company
5.60%, 10/15/32 (a)	2,500	2,596
5.15%, 04/01/38	6,000	5,737
JH North America Holdings Inc.
10.00%, 01/15/31 (b)	1,500	1,400
NCL Corporation Ltd.
6.75%, 02/01/32 (b)	1,000	1,029
Newell Brands Inc.
8.50%, 06/01/28 (b)	1,500	1,591
Qnity Electronics, Inc.
5.75%, 08/15/32 (b)	750	757
6.25%, 08/15/33 (b)	750	767
SkyMiles IP Ltd.
4.75%, 10/20/28 (b)	5,500	5,564
Univision Communications Inc.
9.38%, 08/01/32 (b)	1,500	1,591
Wynn Las Vegas, LLC
5.25%, 05/15/27 (b)	2,000	1,998
Wynn Resorts Finance, LLC
6.25%, 03/15/33 (a) (b)	5,000	5,082
		61,412
Energy 3.3%
Calumet Specialty Products Partners, L.P.
11.00%, 04/15/26 (b)	2,156	2,171
8.13%, 01/15/27 (b)	3,000	2,967
9.25%, 07/15/29 (b)	4,800	4,908
Hilcorp Energy I, L.P.
7.25%, 02/15/35 (b)	2,000	1,957
Kinder Morgan Kansas, Inc.
5.40%, 02/01/34	4,000	4,123
Matador Resources Company
6.25%, 04/15/33 (b)	1,500	1,510
Occidental Petroleum Corporation
6.63%, 09/01/30	2,000	2,143
5.55%, 10/01/34 (a)	2,000	2,027

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Venture Global LNG, Inc.
9.00%, (100, 09/30/29) (b) (d)	7,500	7,426
8.13%, 06/01/28 (b)	4,500	4,659
Weatherford International Ltd
8.63%, 04/30/30 (b)	6,000	6,137
6.75%, 10/15/33 (b)	1,500	1,501
Williams Companies, Inc., The
5.65%, 03/15/33	4,400	4,627
		46,156
Materials 2.7%
Alcoa Nederland Holding B.V.
4.13%, 03/31/29 (b)	2,000	1,936
ArcelorMittal
6.80%, 11/29/32 (a)	6,000	6,685
Celanese US Holdings LLC
6.67%, 07/15/27 (e) (g)	4,000	4,102
Cleveland-Cliffs Inc.
7.00%, 03/15/32 (b)	2,500	2,528
7.38%, 05/01/33 (b)	2,000	2,041
7.63%, 01/15/34 (a) (b)	2,500	2,576
FMG Resources (August 2006) Pty Ltd
5.88%, 04/15/30 (b)	3,000	3,075
4.38%, 04/01/31 (b)	3,000	2,863
Rain Carbon Inc.
12.25%, 09/01/29 (a) (b)	4,500	4,823
Scih Salt Holdings Inc.
4.88%, 05/01/28 (b)	3,300	3,226
Tronox Incorporated
4.63%, 03/15/29 (b)	3,000	1,959
9.13%, 09/30/30 (b)	2,000	1,959
		37,773
Utilities 2.6%
Calpine Corporation
5.13%, 03/15/28 (b)	5,000	5,001
NRG Energy, Inc.
5.75%, 07/15/29 (b)	9,000	9,011
6.00%, 01/15/36 (b)	3,000	3,001
PG&E Corporation
4.55%, 07/01/30	2,500	2,485
The Southern Company
3.25%, 06/15/28 (b) (c)	1,500	1,522
Venture Global Plaquemines LNG, LLC
7.75%, 05/01/35 (b)	4,500	5,080
Vistra Corp.
8.00%, (100, 10/15/26) (b) (d)	8,000	8,184
Vistra Operations Company LLC
7.75%, 10/15/31 (b)	2,500	2,649
		36,933
Communication Services 2.1%
CCO Holdings, LLC
5.00%, 02/01/28 (b)	5,000	4,954
6.38%, 09/01/29 (b)	5,000	5,073
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/28 (a) (b)	4,000	3,994
CommScope, LLC.
7.13%, 07/01/28 (b)	9,775	9,814
9.50%, 12/15/31 (b)	6,000	6,211
		30,046
Consumer Staples 1.7%
B.A.T Capital Corporation
6.42%, 08/02/33	2,850	3,129
JBS USA Food Company
5.75%, 04/01/33	4,000	4,179
Opal Bidco SAS
6.50%, 03/31/32 (b)	2,000	2,049
Pilgrim's Pride Corporation
6.25%, 07/01/33	4,500	4,800
United Rentals (North America), Inc.
4.88%, 01/15/28	6,000	5,985
6.00%, 12/15/29 (b)	4,000	4,123
		24,265
Information Technology 0.2%
Micron Technology, Inc.
5.88%, 02/09/33	1,000	1,062
Oracle Corporation
6.25%, 11/09/32	2,000	2,176
		3,238
Real Estate 0.1%
Millrose Properties, Inc.
6.38%, 08/01/30 (b)	1,500	1,526
Total Corporate Bonds And Notes (cost $480,612)		489,077
COMMON STOCKS 32.9%
Health Care 6.9%
AbbVie Inc.	65	15,050
Amgen Inc.	20	5,644
AstraZeneca PLC - ADR	60	4,603
Bristol-Myers Squibb Company	93	4,193
Johnson & Johnson	160	29,667
Mallinckrodt Public Limited Company (h) (i)	27	2,780
Medtronic, Inc.	50	4,762
Merck & Co., Inc.	225	18,884
Pfizer Inc.	470	11,973
		97,556
Energy 5.6%
Chevron Corporation	185	28,729
ConocoPhillips	75	7,094
Exxon Mobil Corporation	220	24,805
Halliburton Company	60	1,476
Schlumberger Limited	125	4,296
Shell PLC - Class A - ADR	150	10,729
TotalEnergies SE - ADR (a)	40	2,388
		79,517
Utilities 4.4%
Dominion Energy, Inc.	150	9,176
Duke Energy Corporation	70	8,662
NextEra Energy, Inc.	211	15,952
Sempra	75	6,748
The Southern Company	175	16,585
XCEL Energy Inc.	63	5,081
		62,204
Consumer Staples 4.3%
Coca-Cola Company, The	150	9,948
Nestle S.A. - Series B - ADR	80	7,342
PepsiCo, Inc.	150	21,066
Philip Morris International Inc.	30	4,866
Procter & Gamble Company, The	115	17,670
		60,892
Industrials 3.9%
Caterpillar Inc.	5	2,386
Honeywell International Inc.	23	4,840
Johnson Controls International Public Limited Company	50	5,497
Lockheed Martin Corporation	30	14,976
RTX Corporation	45	7,530
Union Pacific Corporation	66	15,599
United Parcel Service, Inc. - Class B	50	4,218
		55,046
Information Technology 3.0%
Analog Devices, Inc.	17	4,177
Cisco Systems, Inc.	225	15,394
Dell Technologies Inc. - Class C	37	5,246
International Business Machines Corporation	17	4,797
Texas Instruments Incorporated	70	12,861
		42,475
Financials 1.5%
Citigroup Inc.	25	2,537
Fifth Third Bancorp	75	3,341
JPMorgan Chase & Co.	25	7,886
Morgan Stanley	50	7,948
		21,712
Consumer Discretionary 1.3%
Home Depot, Inc., The	35	14,182

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
McDonald's Corporation	15	4,558
		18,740
Materials 1.2%
Air Products and Chemicals, Inc.	25	6,818
LyondellBasell Industries N.V. - Class A	56	2,746
Rio Tinto PLC - ADR	100	6,601
		16,165
Communication Services 0.8%
Comcast Corporation - Class A	175	5,498
Verizon Communications Inc.	120	5,274
		10,772
Total Common Stocks (cost $406,676)		465,079
EQUITY LINKED STRUCTURED NOTES 17.5%
Barclays Bank PLC
(RTX Corporation), 7.50%, 10/16/25 (j)	45	5,744
(Target Corporation), 10.00%, 12/29/25 (j)	31	2,794
(Amazon.com, Inc.), 10.00%, 03/25/26 (j)	25	5,294
(Micron Technology, Inc.), 10.00%, 09/08/26 (j)	40	5,345
(Microchip Technology Incorporated), 10.00%, 10/05/26 (j)	100	6,311
BNP Paribas Issuance B.V.
(International Paper Company), 9.00%, 10/20/25 (j)	65	3,016
(Applied Materials, Inc.), 10.00%, 12/10/25 (b) (j)	28	5,452
(Advanced Micro Devices, Inc.), 10.00%, 03/02/26 (b) (j)	30	4,051
(Texas Instruments Incorporated), 9.00%, 07/01/26 (j)	50	9,277
(Freeport-McMoRan Inc.), 10.00%, 08/28/26 (j)	175	6,691
(Target Corporation), 11.00%, 10/07/26 (j) (k)	22	1,876
Citigroup Global Markets Holdings Inc.
(UnitedHealth Group Incorporated), 9.00%, 01/27/26 (j)	7	2,501
(Newmont Corporation), 9.50%, 02/18/26 (j)	123	6,108
(International Business Machines Corporation), 8.50%, 08/21/26 (j)	13	3,417
Citigroup Inc.
(Boeing Company, The), 8.50%, 12/08/25 (j)	44	7,805
Goldman Sachs Bank USA
(NIKE, Inc.), 9.00%, 03/31/26 (j)	50	3,567
JPMorgan Chase Bank, National Association
(Home Depot, Inc., The), 8.00%, 10/15/25 (b) (j)	12	4,756
(CVS Health Corporation), 9.00%, 11/25/25 (b) (j)	75	5,223
(Boeing Company, The), 10.00%, 01/22/26 (j)	23	4,438
(Truist Financial Corporation), 9.50%, 03/02/26 (b) (j)	125	5,560
Merrill Lynch SA
(Microsoft Corporation), 7.50%, 10/06/25 (j)	13	5,857
(Microsoft Corporation), 7.00%, 03/09/26 (j)	15	6,697
(Comcast Corporation), 8.50%, 06/22/26 (j)	150	4,750
(UnitedHealth Group Incorporated), 10.00%, 07/01/26 (j)	10	3,344
(Albemarle Corporation), 12.50%, 08/28/26 (j)	48	3,816
(Microchip Technology Incorporated), 11.00%, 09/03/26 (j)	100	6,444
(Halliburton Company), 8.50%, 09/21/26 (j)	145	3,364
(UnitedHealth Group Incorporated), 9.00%, 09/25/26 (j)	14	4,669
Mizuho Markets Cayman LP
(Intel Corporation), 10.00%, 12/08/25 (b) (j)	275	8,162
(Freeport-McMoRan Inc.), 10.00%, 12/24/25 (b) (j)	100	3,943
(Exxon Mobil Corporation), 8.50%, 04/07/26 (b) (j)	100	11,300
(Analog Devices, Inc.), 8.50%, 05/18/26 (b) (j)	45	10,019
(Amgen Inc.), 10.00%, 06/15/26 (j)	18	4,921
Morgan Stanley Finance II Ltd.
(International Business Machines Corporation), 8.00%, 04/08/27 (j)	15	4,182
Royal Bank of Canada
(Texas Instruments Incorporated), 9.00%, 07/21/26 (j)	15	2,838
Toronto-Dominion Bank, The
(Starbucks Corporation), 9.00%, 01/12/26 (j)	89	7,611
(Target Corporation), 12.00%, 06/30/26 (j)	40	3,576
(Intel Corporation), 10.50%, 09/01/26 (j)	170	4,621
UBS AG
(Bank of America Corporation), 8.00%, 01/28/26 (j)	300	14,899
(Marvell Technology, Inc.), 12.00%, 05/14/26 (j)	60	4,293
(Accenture Public Limited Company), 8.00%, 07/13/26 (j)	15	3,856
Wells Fargo Bank, National Association
(Qualcomm Incorporated), 10.00%, 10/22/25 (j)	30	5,017
(Schlumberger Limited), 10.00%, 11/26/25 (j)	100	3,493
(Citigroup Inc.), 8.50%, 02/25/26 (j)	70	6,496
(CVS Health Corporation), 10.00%, 04/09/26 (b) (j)	80	5,831
(Salesforce, Inc.), 9.00%, 06/15/26 (j)	17	4,080
Total Equity Linked Structured Notes (cost $241,017)		247,305
GOVERNMENT AND AGENCY OBLIGATIONS 10.3%
Mortgage-Backed Securities 6.4%
Federal Home Loan Mortgage Corporation
5.00%, 05/01/53 - 11/01/54	18,979	18,855
5.50%, 07/01/53 - 02/01/55	20,349	20,545
6.00%, 02/01/55	2,166	2,213
Federal National Mortgage Association, Inc.
4.00%, 08/01/49	485	466
5.00%, 05/01/53 - 11/01/53	13,869	13,807
5.50%, 11/01/54	3,223	3,251
6.00%, 08/01/55	3,921	4,008
Government National Mortgage Association
5.50%, 03/20/55 - 07/20/55	10,202	10,284
6.00%, 03/20/55 - 08/20/55	17,109	17,429
		90,858
U.S. Treasury Bond 2.5%
Treasury, United States Department of
3.63%, 05/15/53	14,000	11,560
Principal Only, 0.00%, 11/15/54 (l)	75,000	18,782
4.50%, 11/15/54	5,000	4,814
		35,156
U.S. Treasury Note 1.4%
Treasury, United States Department of
4.00%, 05/31/30	7,500	7,588
2.88%, 05/15/32	5,000	4,701
4.13%, 05/31/32	7,500	7,596
		19,885
Total Government And Agency Obligations (cost $145,341)		145,899
PREFERRED STOCKS 1.7%
Materials 0.6%
Albemarle Corporation, 7.25%, 03/01/27 (c)	225	8,523
Industrials 0.5%
Boeing Company, The, 6.00%, 10/15/27 (c)	110	7,653
Utilities 0.5%
NextEra Energy, Inc., 7.23%, 11/01/27 (a) (c)	150	7,054
Financials 0.1%
Ares Management Corporation, 6.75%, 10/01/27 (c)	25	1,242
Total Preferred Stocks (cost $22,832)		24,472
SENIOR FLOATING RATE INSTRUMENTS 0.6%
Information Technology 0.3%
MPH Acquisition Holdings LLC
2025 Exchange 1st Out Term Loan, 8.06%, (3 Month Term SOFR + 3.75%), 12/31/30 (j)	891	887
X Corp.
Term Loan, 10.96%, (3 Month Term SOFR + 6.50%), 10/27/29 (j)	3,473	3,404
		4,291
Financials 0.2%
Opal Bidco SAS
USD Term Loan B, 7.44%, (3 Month Term SOFR + 3.25%), 03/01/32 (j)	2,000	2,004

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Industrials 0.1%
Clydesdale Acquisition Holdings Inc
2025 Delayed Draw Term Loan, 7.57%, (1 Month Term SOFR + 3.25%), 03/27/32 (j)	1	1
2025 Term Loan B, 7.57%, (1 Month Term SOFR + 3.25%), 03/27/32 (j)	1,471	1,468
		1,469
Total Senior Floating Rate Instruments (cost $7,713)		7,764
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.3%
United Airlines Pass Through Certificates, Series 2015-1
Series 2023-1, 5.80%, 01/15/36	2,799	2,895
United Airlines Pass Through Trust 2020-1A
Series 2020-A-1, 5.88%, 10/15/27	1,659	1,697
Total Non-U.S. Government Agency Asset-Backed Securities (cost $4,458)		4,592
OTHER EQUITY INTERESTS 0.0%
Endo, Inc. (h) (i) (m)	4,724	—
Endo, Inc. (h) (i) (m)	2,500	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 3.4%
Securities Lending Collateral 1.7%
JNL Government Money Market Fund - Class SL, 4.14% (n) (o)	24,062	24,062
Investment Companies 1.7%
JNL Government Money Market Fund - Class I, 4.04% (n) (o)	23,386	23,386
Total Short Term Investments (cost $47,448)		47,448
Total Investments 101.3% (cost $1,356,097)		1,431,636
Other Assets and Liabilities, Net (1.3)%		(17,707)
Total Net Assets 100.0%		1,413,929

(a) All or a portion of the security was on loan as of September 30, 2025.

(b) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2025, the value and the percentage of net assets of these securities was $363,182 and 25.7% of the Fund.

(c) Convertible security.

(d) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(e) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2025.

(f) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(g) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2025.

(h) Non-income producing security.

(i) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(j) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(k) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(l) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(m) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(n) Investment in affiliate.

(o) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL/Franklin Templeton Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.04% - Class I	18,630	279,997	275,241	506	—	—	23,386	1.7
JNL Government Money Market Fund, 4.14% - Class SL	14,770	138,274	128,982	547	—	—	24,062	1.7
	33,400	418,271	404,223	1,053	—	—	47,448	3.4

JNL/Franklin Templeton Income Fund —Unfunded Commitments
	Unfunded Commitment ($)	Unrealized Appreciation / (Depreciation)($)
Clydesdale Acquisition Holdings Inc, 2025 Delayed Draw Term Loan, 1 Month Term SOFR + 3.25%	25	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Franklin Templeton Income Fund
Assets - Securities
Corporate Bonds And Notes	—	489,077	—	489,077
Common Stocks	462,299	—	2,780	465,079
Equity Linked Structured Notes	—	247,305	—	247,305
Government And Agency Obligations	—	145,899	—	145,899
Preferred Stocks	24,472	—	—	24,472
Senior Floating Rate Instruments	—	7,764	—	7,764
Non-U.S. Government Agency Asset-Backed Securities	—	4,592	—	4,592
Other Equity Interests	—	—	—	—
Short Term Investments	47,448	—	—	47,448
	534,219	894,637	2,780	1,431,636

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL/Goldman Sachs 4 Fund
COMMON STOCKS 98.9%
Information Technology 33.6%
Accenture Public Limited Company - Class A	187	46,035
Adobe Inc. (a)	149	52,426
Akamai Technologies, Inc. (a)	324	24,574
Amphenol Corporation - Class A	561	69,415
Applied Materials, Inc.	423	86,694
Broadcom Inc.	251	82,721
CDW Corp.	99	15,760
Cisco Systems, Inc.	810	55,417
Corning Incorporated	1,440	118,111
Fair Isaac Corporation (a)	16	24,278
Fortinet, Inc. (a)	333	28,005
Gartner, Inc. (a)	143	37,464
Hewlett Packard Enterprise Company	1,676	41,172
HP, Inc.	1,703	46,370
Intel Corporation (a)	374	12,551
Jabil Inc.	583	126,533
KLA Corporation	51	55,101
Lam Research Corporation	760	101,753
Microsoft Corporation	118	61,305
Motorola Solutions, Inc.	72	32,731
NetApp, Inc.	1,179	139,615
NVIDIA Corporation	364	67,885
NXP Semiconductors N.V.	116	26,370
ON Semiconductor Corporation (a)	195	9,603
Oracle Corporation	274	77,116
Qualcomm Incorporated	663	110,349
Skyworks Solutions, Inc.	474	36,482
TE Connectivity Public Limited Company	261	57,223
Texas Instruments Incorporated	133	24,387
Trimble Inc. (a)	231	18,830
VeriSign, Inc.	68	19,086
		1,705,362
Financials 12.4%
American Express Company	56	18,551
Ameriprise Financial, Inc.	50	24,469
Bank of New York Mellon Corporation, The	568	61,860
Capital One Financial Corporation	82	17,460
CBOE Global Markets, Inc.	76	18,729
Charles Schwab Corporation, The	195	18,591
Citigroup Inc.	193	19,616
CME Group Inc. - Class A	37	10,072
Corpay Inc (a)	101	29,069
Fifth Third Bancorp	349	15,554
Franklin Resources, Inc.	390	9,023
KeyCorp	1,397	26,110
KKR & Co. Inc. - Class A	228	29,690
Marsh & Mclennan Companies, Inc.	75	15,143
MasterCard Incorporated - Class A	47	26,931
Moody's Corporation	53	25,355
Morgan Stanley	127	20,197
Northern Trust Corporation	154	20,790
Progressive Corporation, The	196	48,515
Prudential Financial, Inc.	157	16,255
Synchrony Financial	526	37,350
Truist Financial Corporation	556	25,412
U.S. Bancorp	368	17,768
Visa Inc. - Class A	230	78,675
		631,185
Consumer Discretionary 10.5%
Aptiv PLC (a)	256	22,061
AutoZone, Inc. (a)	9	38,827
Best Buy Co., Inc.	443	33,526
Booking Holdings Inc.	17	89,110
BorgWarner Inc.	551	24,219
Darden Restaurants, Inc.	51	9,625
Expedia Group, Inc.	44	9,453
General Motors Company	303	18,471
Genuine Parts Company	71	9,802
Hasbro, Inc.	377	28,582
Lennar Corporation - Class A	51	6,442
LKQ Corporation	568	17,341
Lowe`s Companies, Inc.	64	16,198
O'Reilly Automotive, Inc. (a)	564	60,782
Ralph Lauren Corporation - Class A	238	74,637
Tapestry, Inc.	651	73,760
		532,836
Communication Services 9.8%
Alphabet Inc. - Class A	384	93,312
Comcast Corporation - Class A	1,898	59,620
Electronic Arts Inc.	170	34,371
Former Charter Communications Parent, Inc. - Class A (a)	36	10,004
Meta Platforms, Inc. - Class A	54	39,738
Netflix, Inc. (a)	51	61,650
Omnicom Group Inc.	1,121	91,431
The Interpublic Group of Companies, Inc.	1,140	31,804
T-Mobile US, Inc.	130	31,153
Verizon Communications Inc.	595	26,136
Walt Disney Company, The	158	18,051
		497,270
Health Care 9.5%
AbbVie Inc.	96	22,164
Boston Scientific Corporation (a)	177	17,271
Bristol-Myers Squibb Company	722	32,551
Cencora, Inc.	193	60,474
Cigna Group, The	28	8,170
CVS Health Corporation	396	29,887
Eli Lilly and Company	86	65,281
HCA Healthcare, Inc.	101	43,183
McKesson Corporation	27	20,998
Merck & Co., Inc.	290	24,366
Pfizer Inc.	1,031	26,267
Quest Diagnostics Incorporated	99	18,816
Revvity, Inc.	154	13,483
Teleflex Incorporated	67	8,234
UnitedHealth Group Incorporated	31	10,762
Universal Health Services, Inc. - Class B	226	46,231
Zoetis Inc. - Class A	214	31,351
		479,489
Industrials 6.1%
3M Company	109	16,919
Automatic Data Processing, Inc.	168	49,373
Delta Air Lines, Inc.	287	16,285
Huntington Ingalls Industries, Inc.	36	10,268
Illinois Tool Works Inc.	64	16,633
Johnson Controls International Public Limited Company	175	19,197
Leidos Holdings, Inc.	121	22,875
Lennox International Inc.	60	31,686
PACCAR Inc	157	15,461
Quanta Services, Inc.	49	20,463
Snap-on Incorporated	78	27,098
Stanley Black & Decker, Inc.	120	8,902
Trane Technologies Public Limited Company	40	17,051
United Parcel Service, Inc. - Class B	240	20,049
United Rentals, Inc.	20	18,730
		310,990
Consumer Staples 4.9%
Altria Group, Inc.	460	30,390
Archer-Daniels-Midland Company	162	9,675
Colgate-Palmolive Company	575	45,951
Conagra Brands, Inc.	2,267	41,513
Kellanova	207	16,994
Kimberly-Clark Corporation	243	30,174
Philip Morris International Inc.	219	35,549
Walmart Inc.	352	36,297
		246,543
Utilities 3.1%
Dominion Energy, Inc.	148	9,065
Edison International	978	54,041
Entergy Corporation	605	56,366
NRG Energy, Inc.	89	14,420
Public Service Enterprise Group Incorporated	178	14,897

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
WEC Energy Group Inc.	91	10,390
		159,179
Energy 3.1%
ConocoPhillips	164	15,509
EOG Resources, Inc.	275	30,827
Kinder Morgan, Inc.	1,935	54,783
ONEOK, Inc.	116	8,500
Schlumberger Limited	262	9,010
Valero Energy Corporation	131	22,221
Williams Companies, Inc., The	289	18,321
		159,171
Real Estate 3.1%
Alexandria Real Estate Equities, Inc.	108	8,994
CBRE Group, Inc. - Class A (a)	237	37,363
Crown Castle Inc.	173	16,705
Host Hotels & Resorts, Inc.	1,562	26,579
SBA Communications Corporation - Class A	240	46,348
Welltower Inc.	111	19,756
		155,745
Materials 2.8%
Avery Dennison Corporation	84	13,678
CF Industries Holdings, Inc.	315	28,238
International Paper Company	304	14,105
LyondellBasell Industries N.V. - Class A	378	18,519
Mosaic Company, The	559	19,378
Packaging Corporation of America	68	14,833
Sherwin-Williams Company, The	95	32,905
		141,656
Total Common Stocks (cost $4,239,143)		5,019,426
SHORT TERM INVESTMENTS 1.0%
Investment Companies 1.0%
JNL Government Money Market Fund - Class I, 4.04% (b) (c)	49,422	49,422
Total Short Term Investments (cost $49,422)		49,422
Total Investments 99.9% (cost $4,288,565)		5,068,848
Other Derivative Instruments 0.0%		165
Other Assets and Liabilities, Net 0.1%		2,940
Total Net Assets 100.0%		5,071,953

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL/Goldman Sachs 4 Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.04% - Class I	19,194	556,684	526,456	919	—	—	49,422	1.0
JNL Government Money Market Fund, 4.14% - Class SL	7,747	83,676	91,423	43	—	—	—	—
	26,941	640,360	617,879	962	—	—	49,422	1.0

JNL/Goldman Sachs 4 Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	131	December 2025	43,840	165	299

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Goldman Sachs 4 Fund
Assets - Securities
Common Stocks	5,019,426	—	—	5,019,426
Short Term Investments	49,422	—	—	49,422
	5,068,848	—	—	5,068,848
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	299	—	—	299
	299	—	—	299

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL/GQG Emerging Markets Equity Fund
COMMON STOCKS 94.0%
India 31.9%
Adani Energy Solutions Limited (a)	810	7,998
Adani Enterprises Limited	754	21,377
Adani Green Energy (UP) Limited (a)	1,096	12,737
Adani Ports and Special Economic Zone Limited	844	13,425
Adani Power Limited (a)	10,736	17,523
Bajaj Finserv Limited	107	2,431
Bharti Airtel Limited	1,004	21,282
GMR Airports Limited (a)	6,909	6,808
HDFC Bank Limited - ADR	429	14,666
ICICI Bank Limited	1,343	20,382
Indian Hotels Company Limited, The	54	439
Infosys Limited - ADR (b)	448	7,293
ITC Hotels Limited (a)	1,614	4,148
ITC Limited	9,466	42,873
JSW Energy Limited	1,116	6,694
JSW Steel Limited	758	9,792
Lodha Developers Limited	408	5,241
Patanjali Foods Limited	1,849	11,970
Power Finance Corporation Limited	1,309	6,076
Reliance Industries Limited	247	3,804
State Bank of India	887	8,732
Sun Pharma Advanced Research Company Limited	693	12,468
Tata Consultancy Services Limited	40	1,289
		259,448
Brazil 13.6%
American Beverage Co Ambev - ADR (b)	3,089	6,889
B3 S.A. - Brasil, Bolsa, Balcao	1,585	3,976
Banco BTG Pactual S/A	2,257	20,485
Centrais Eletricas Brasileiras S/A - Eletrobras	1,401	13,821
Cia De Saneamento Basico Do Estado De Sao Paulo SABESP	276	6,846
Companhia Paranaense De Energia	1,521	3,457
Embraer S.A. - ADR	166	10,020
Eneva S.A. (a)	2,018	6,299
Equatorial Energia S.A.	940	6,514
Petroleo Brasileiro S/A Petrobras. - ADR	1,769	22,396
Vale S.A. - ADR	892	9,690
		110,393
Taiwan 9.9%
Taiwan Semiconductor Manufacturing Company Limited	1,861	80,410
United Arab Emirates 6.3%
Adnoc Gas	8,232	7,944
Aldar Properties - P J S C	3,065	7,925
Alpha Dhabi Holding	3,473	9,961
First Abu Dhabi Bank P.J.S.C.	1,822	7,770
International Holdings Limited (a)	161	17,568
		51,168
China 6.0%
PICC Property and Casualty Company Limited - Class H	1,748	3,942
Ping An Insurance (Group) Company of China, Ltd. - Class H	1,320	8,975
Tencent Holdings Limited	352	29,965
WuXi Biologics (Cayman) Inc. (a) (c)	133	704
Zijin Mining Group Co., Ltd. - Class H	1,206	5,068
		48,654
United States of America 4.3%
Coca-Cola Company, The	219	14,495
Philip Morris International Inc.	126	20,417
		34,912
Singapore 2.9%
DBS Group Holdings Ltd	133	5,280
Singapore Telecommunications Limited	5,571	17,857
		23,137
Saudi Arabia 2.6%
Al Rajhi Banking and Investment Corporation	313	8,946
BUPA Arabia for Cooperative Insurance Company	88	3,892
Saudi Arabian Oil Company (c)	911	5,982
The Company For Cooperative Insurance	58	2,120
		20,940
Argentina 2.2%
Grupo Financiero Galicia S.A. - Class B - ADR (b)	77	2,119
MercadoLibre, Inc. (a)	7	15,940
		18,059
France 2.1%
TotalEnergies SE	274	16,674
Indonesia 2.0%
PT Bank Central Asia Tbk	20,701	9,481
PT Bank Mandiri (Persero) Tbk	26,284	6,968
		16,449
Thailand 1.7%
Kasikornbank Public Company Limited	865	4,474
Krungthai Bank Public Company Limited	6,393	4,900
SCB X Public Company Limited	1,170	4,647
		14,021
South Korea 1.6%
Hanwha Aerospace Co., Ltd.	14	10,727
Samsung Fire & Marine Insurance Co., Ltd.	8	2,589
		13,316
Hong Kong 1.6%
AIA Group Limited	1,314	12,560
Zijin Gold International Company Limited (a)	27	413
		12,973
Greece 0.9%
Eurobank Ergasias Services And Holdings S.A. - Class R	420	1,624
National Bank of Greece S.A. - Class R	367	5,356
		6,980
Mexico 0.8%
Grupo Financiero Banorte, S.A.B. de C.V.	673	6,759
Hungary 0.7%
OTP Bank Nyrt.	70	6,069
Peru 0.6%
Credicorp Ltd.	19	5,089
Poland 0.5%
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna	208	4,029
Austria 0.4%
Erste Group Bank AG	35	3,402
Philippines 0.4%
International Container Terminal Services, Inc.	401	3,253
Switzerland 0.4%
Coca-Cola HBC AG	61	2,861
Kazakhstan 0.3%
Joint Stock Company Kaspi.Kz - ADR (c)	30	2,454
United Kingdom 0.3%
Unilever PLC - ADR	35	2,052
Russian Federation 0.0%
Public Joint Stock Company Gazprom (a) (c) (d)	2,924	—
Public Joint Stock Company Oil Company Lukoil (a) (c) (d)	202	—
Public Joint Stock Company Oil Company Rosneft (a) (c) (d)	2,349	—
Public Joint Stock Company Polyus (a) (c) (d)	42	—
Public Joint Stock Company Severstal (a) (c) (d)	75	—
Total Common Stocks (cost $697,107)		763,502
PREFERRED STOCKS 5.5%
Brazil 5.5%
Itau Unibanco Holding S.A. (e)	3,506	25,710
Petroleo Brasileiro S/A Petrobras. (e)	3,235	19,055
Total Preferred Stocks (cost $36,648)		44,765
SHORT TERM INVESTMENTS 2.6%
Securities Lending Collateral 2.2%
JNL Government Money Market Fund - Class SL, 4.14% (f) (g)	17,416	17,416

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Investment Companies 0.4%
JNL Government Money Market Fund - Class I, 4.04% (f) (g)	3,346	3,346
Total Short Term Investments (cost $20,762)		20,762
Total Investments 102.1% (cost $754,517)		829,029
Other Assets and Liabilities, Net (2.1)%		(16,963)
Total Net Assets 100.0%		812,066

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2025.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(e) Convertible security.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL/GQG Emerging Markets Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.04% - Class I	29,968	300,391	327,013	790	—	—	3,346	0.4
JNL Government Money Market Fund, 4.14% - Class SL	—	21,243	3,827	5	—	—	17,416	2.2
	29,968	321,634	330,840	795	—	—	20,762	2.6

JNL/GQG Emerging Markets Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Joint Stock Company Kaspi.Kz	01/19/24	2,813	2,454	0.3
Public Joint Stock Company Gazprom	11/23/21	13,221	—	—
Public Joint Stock Company Oil Company Lukoil	09/25/17	17,029	—	—
Public Joint Stock Company Oil Company Rosneft	09/25/17	18,442	—	—
Public Joint Stock Company Polyus	06/10/20	6,921	—	—
Public Joint Stock Company Severstal	06/25/21	1,642	—	—
Saudi Arabian Oil Company	06/09/24	6,899	5,982	0.7
WuXi Biologics (Cayman) Inc.	09/01/25	610	704	0.1
		67,577	9,140	1.1

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/GQG Emerging Markets Equity Fund
Assets - Securities
Common Stocks	202,090	561,412	—	763,502
Preferred Stocks	44,765	—	—	44,765
Short Term Investments	20,762	—	—	20,762
	267,617	561,412	—	829,029

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL/Invesco Diversified Dividend Fund
COMMON STOCKS 96.7%
Financials 19.7%
American International Group, Inc.	165	12,979
Bank of America Corporation	395	20,398
Charles Schwab Corporation, The	141	13,446
Fifth Third Bancorp	132	5,888
Hartford Insurance Group, Inc., The	56	7,408
JPMorgan Chase & Co.	99	31,237
KKR & Co. Inc. - Class A	73	9,484
Marsh & Mclennan Companies, Inc.	53	10,674
Morgan Stanley	62	9,807
The PNC Financial Services Group, Inc.	75	15,058
Visa Inc. - Class A	26	9,004
Wells Fargo & Company	220	18,434
		163,817
Health Care 13.3%
Abbott Laboratories	94	12,609
AbbVie Inc.	34	7,821
AstraZeneca PLC	56	8,626
Cencora, Inc.	26	8,080
CVS Health Corporation	157	11,814
Danaher Corporation	63	12,564
Johnson & Johnson	114	21,102
Lonza Group AG	6	3,854
Medtronic, Inc.	120	11,464
Merck & Co., Inc.	74	6,201
Regeneron Pharmaceuticals, Inc.	11	6,062
		110,197
Industrials 12.2%
Airbus SE	24	5,511
Carlisle Companies Incorporated	15	4,852
Deere & Company	24	11,149
Eaton Corporation Public Limited Company	36	13,339
Emerson Electric Co.	59	7,805
General Electric Company	14	4,083
Hubbell Incorporated	16	7,014
Johnson Controls International Public Limited Company	59	6,496
Lennox International Inc.	11	5,963
Northrop Grumman Corporation	20	12,470
Parker-Hannifin Corporation	13	9,830
Union Pacific Corporation	56	13,225
		101,737
Information Technology 10.6%
ASML Holding N.V. - ADR	7	7,275
Broadcom Inc.	15	4,803
Cisco Systems, Inc.	260	17,796
Lam Research Corporation	37	4,929
Microsoft Corporation	40	20,734
Oracle Corporation	14	4,054
Salesforce, Inc.	49	11,564
TE Connectivity Public Limited Company	34	7,578
Texas Instruments Incorporated	48	8,894
		87,627
Consumer Staples 9.6%
Coca-Cola Company, The	176	11,650
Colgate-Palmolive Company	104	8,339
L'Oreal	10	4,521
McCormick & Company, Incorporated	89	5,934
Philip Morris International Inc.	92	14,860
Sysco Corporation	158	13,030
Walmart Inc.	207	21,288
		79,622
Consumer Discretionary 8.8%
Lowe`s Companies, Inc.	91	22,989
Marriott International, Inc. - Class A	49	12,814
McDonald's Corporation	59	17,860
Ross Stores, Inc.	50	7,580
TJX Companies, Inc., The	38	5,532
Yum! Brands, Inc.	39	5,901
		72,676
Energy 6.1%
Chevron Corporation	126	19,544
ConocoPhillips	109	10,357
Valero Energy Corporation	46	7,751
Williams Companies, Inc., The	209	13,222
		50,874
Utilities 5.4%
CMS Energy Corporation	97	7,095
Entergy Corporation	114	10,633
PPL Corporation	358	13,317
Public Service Enterprise Group Incorporated	92	7,685
Sempra	72	6,457
		45,187
Communication Services 5.1%
Alphabet Inc. - Class A	79	19,123
AT&T Inc.	437	12,339
Walt Disney Company, The	96	10,972
		42,434
Materials 3.9%
Air Products and Chemicals, Inc.	30	8,063
CRH Public Limited Company	112	13,490
DuPont de Nemours, Inc.	72	5,585
Smurfit Westrock Public Limited Company	125	5,329
		32,467
Real Estate 2.0%
Crown Castle Inc.	66	6,386
ProLogis Inc.	89	10,160
		16,546
Total Common Stocks (cost $641,814)		803,184
SHORT TERM INVESTMENTS 3.6%
Investment Companies 3.6%
JNL Government Money Market Fund - Class I, 4.04% (a) (b)	30,012	30,012
Total Short Term Investments (cost $30,012)		30,012
Total Investments 100.3% (cost $671,826)		833,196
Other Assets and Liabilities, Net (0.3)%		(2,409)
Total Net Assets 100.0%		830,787

(a) Investment in affiliate.

(b) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL/Invesco Diversified Dividend Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.04% - Class I	25,980	202,703	198,671	767	—	—	30,012	3.6
JNL Government Money Market Fund, 4.14% - Class SL	—	16,488	16,488	7	—	—	—	—
	25,980	219,191	215,159	774	—	—	30,012	3.6

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Invesco Diversified Dividend Fund
Assets - Securities
Common Stocks	780,672	22,512	—	803,184
Short Term Investments	30,012	—	—	30,012
	810,684	22,512	—	833,196

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL/Invesco Global Growth Fund
COMMON STOCKS 100.3%
United States of America 63.2%
Alphabet Inc. - Class A	548	133,197
Amazon.com, Inc. (a)	128	28,176
Analog Devices, Inc.	170	41,723
Boston Scientific Corporation (a)	185	18,030
Broadcom Inc.	124	40,963
Cadence Design Systems, Inc. (a)	22	7,802
Ecolab Inc.	30	8,201
Eli Lilly and Company	45	34,352
Equifax Inc.	58	14,926
IDEXX Laboratories, Inc. (a)	11	6,727
Intuit Inc.	51	34,982
Intuitive Surgical, Inc. (a)	38	17,187
IQVIA Holdings Inc (a)	33	6,167
Lam Research Corporation	279	37,364
Linde Public Limited Company	9	4,451
Marriott International, Inc. - Class A	50	12,964
Marvell Technology, Inc.	208	17,496
MasterCard Incorporated - Class A	23	12,997
Meta Platforms, Inc. - Class A	132	97,239
Microsoft Corporation	83	43,206
Netflix, Inc. (a)	23	27,299
NVIDIA Corporation	392	73,198
Phathom Pharmaceuticals, Inc. (a)	291	3,419
S&P Global Inc.	106	51,411
ServiceNow, Inc. (a)	9	7,795
Stryker Corporation	16	5,907
Thermo Fisher Scientific Inc.	29	14,013
TJX Companies, Inc., The	70	10,132
Universal Music Group N.V.	123	3,557
Visa Inc. - Class A	124	42,167
Zoetis Inc. - Class A	22	3,157
		860,205
France 6.0%
Airbus SE	207	48,226
EssilorLuxottica	47	15,349
LVMH Moet Hennessy Louis Vuitton	28	17,258
		80,833
India 5.5%
DLF Limited	5,580	45,030
HDFC Bank Limited	634	6,790
ICICI Bank Limited - ADR	738	22,299
		74,119
Taiwan 3.7%
Taiwan Semiconductor Manufacturing Company Limited	1,175	50,769
Germany 3.6%
Allianz SE	26	11,077
SAP SE	143	38,395
		49,472
China 3.2%
JD.com, Inc. - Class A - ADR	827	28,931
Tencent Holdings Limited	174	14,846
		43,777
Japan 2.3%
Capcom Co., Ltd.	384	10,467
HOYA Corporation	50	6,987
Keyence Corporation	37	13,748
		31,202
Canada 2.2%
Shopify Inc. - Class A (a)	204	30,348
Netherlands 2.1%
Adyen N.V. (a) (b)	11	17,706
ASML Holding N.V.	4	4,178
BE Semiconductor Industries N.V.	42	6,269
		28,153
Sweden 2.0%
ASSA ABLOY AB - Class B	219	7,604
Atlas Copco Aktiebolag - Class A	407	6,897
Spotify Technology S.A. (a)	19	13,042
		27,543
Switzerland 1.8%
Galderma Group AG	43	7,452
Lonza Group AG	26	17,055
		24,507
Italy 1.5%
Brunello Cucinelli S.p.A. (c)	113	12,397
Ferrari N.V.	11	5,447
Moncler S.p.A.	46	2,690
		20,534
Spain 1.3%
Amadeus IT Holding, S.A. (b)	228	18,118
United Kingdom 0.8%
Arm Holdings PLC - ADR (a)	75	10,652
Argentina 0.6%
MercadoLibre, Inc. (a)	4	8,322
Israel 0.5%
Nice Ltd - ADR (a)	42	6,059
Total Common Stocks (cost $777,307)		1,364,613
SHORT TERM INVESTMENTS 0.1%
Investment Companies 0.1%
JNL Government Money Market Fund - Class I, 4.04% (d) (e)	1,670	1,670
Total Short Term Investments (cost $1,670)		1,670
Total Investments 100.4% (cost $778,977)		1,366,283
Other Assets and Liabilities, Net (0.4)%		(4,788)
Total Net Assets 100.0%		1,361,495

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of September 30, 2025.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL/Invesco Global Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.04% - Class I	2,434	126,113	126,877	109	—	—	1,670	0.1
JNL Government Money Market Fund, 4.14% - Class SL	10,715	31,369	42,084	69	—	—	—	—
	13,149	157,482	168,961	178	—	—	1,670	0.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL/Invesco Global Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen N.V.	11/25/24	16,776	17,706	1.3
Amadeus IT Holding, S.A.	10/04/22	13,335	18,118	1.3
		30,111	35,824	2.6

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Invesco Global Growth Fund
Assets - Securities
Common Stocks	976,301	388,312	—	1,364,613
Short Term Investments	1,670	—	—	1,670
	977,971	388,312	—	1,366,283

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL/Invesco Small Cap Growth Fund
COMMON STOCKS 100.0%
Industrials 27.9%
AeroVironment, Inc. (a)	43	13,625
API Group Corporation (a)	474	16,287
Applied Industrial Technologies, Inc.	65	16,923
Armstrong World Industries, Inc.	77	15,012
ATMUS Filtration Technologies Inc.	306	13,789
Bloom Energy Corporation - Class A (a) (b)	154	13,010
BWXT Government Group, Inc.	97	17,829
Casella Waste Systems, Inc. - Class A (a)	118	11,238
CBIZ, Inc. (a)	178	9,449
Clean Harbors, Inc. (a)	103	23,857
Construction Partners, Inc. - Class A (a)	78	9,907
Enpro Inc.	94	21,245
ESCO Technologies Inc.	70	14,772
Everus Construction Group, Inc. (a)	226	19,390
Federal Signal Corporation	160	18,992
FTAI Aviation Ltd.	87	14,493
Hammond Power Solutions, Inc. - Class A (b)	103	9,103
Kratos Defense & Security Solutions, Inc. (a)	412	37,607
Limbach Holdings, Inc. (a)	85	8,278
Loar Holdings Inc. (a)	10	841
Mueller Industries, Inc.	148	14,980
Nvent Electric Public Limited Company	210	20,684
RBC Bearings Incorporated (a)	52	20,174
Regal Rexnord Corporation	83	11,873
Rocket Lab Corporation (a) (b)	403	19,314
SPX Technologies, Inc. (a)	157	29,299
Sterling Infrastructure, Inc. (a)	51	17,500
Zurn Elkay Water Solutions Corporation	364	17,114
		456,585
Information Technology 22.6%
Advanced Energy Industries, Inc.	159	26,988
Agilysys, Inc. (a)	154	16,177
AvePoint, Inc. - Class A (a)	807	12,121
Box, Inc. - Class A (a)	197	6,369
Cellebrite Di Ltd (a)	731	13,539
CommVault Systems, Inc. (a)	104	19,687
D-Wave Quantum Inc. (a) (b)	230	5,691
Fabrinet (a)	94	34,466
Impinj, Inc. (a)	156	28,164
Itron, Inc. (a)	101	12,617
Lattice Semiconductor Corporation (a)	331	24,295
MACOM Technology Solutions Holdings, Inc. (a)	216	26,927
Mirion Technologies (US), Inc. - Class A (a)	637	14,816
Netskope, Inc. - Class A (a)	67	1,532
Nova Ltd. (a) (b)	44	14,028
OSI Systems, Inc. (a)	34	8,551
Porch Group Inc - Class A (a)	685	11,489
Sanmina Corporation (a)	286	32,889
ServiceTitan, Inc. - Class A (a)	112	11,257
Sitime Corporation (a)	89	26,895
TTM Technologies, Inc. (a)	393	22,624
		371,122
Health Care 18.0%
ADMA Biologics, Inc. (a)	876	12,837
Alignment Healthcare, Inc. (a)	611	10,669
Ascendis Pharma A/S - ADR (a) (b)	88	17,497
Axsome Therapeutics, Inc. (a)	104	12,586
BioLife Solutions, Inc. (a)	583	14,866
Bridgebio Pharma, Inc. (a)	340	17,651
Brightspring Health Services, Inc. (a)	535	15,828
Canticle Pharmaceuticals, Inc. (a)	51	23,245
Encompass Health Corporation	203	25,750
Glaukos Corporation (a)	74	6,082
Guardant Health, Inc. (a)	414	25,887
Halozyme Therapeutics, Inc. (a)	198	14,528
HealthEquity, Inc. (a)	156	14,780
Insmed Incorporated (a)	216	31,126
Integer Holdings Corporation (a)	122	12,570
Soleno Therapeutics, Inc. (a)	205	13,884
TransMedics Group, Inc. (a)	105	11,743
Waystar Holding Corp. (a)	333	12,624
		294,153
Financials 12.1%
Bancorp, Inc., The (a)	284	21,271
Bullish (a)	58	3,712
Evercore Inc. - Class A	66	22,364
Galaxy Digital Inc. - Class A (a) (b)	250	8,450
Hamilton Lane Incorporated - Class A	101	13,629
Palomar Holdings, Inc. (a)	68	7,955
Paymentus Holdings, Inc. - Class A (a)	430	13,153
PennyMac Financial Services, Inc.	160	19,774
Piper Sandler Companies	90	31,224
Root LLC - Class A (a)	73	6,563
Shift4 Payments, LLC - Class A (a) (b)	132	10,235
StepStone Group Inc. - Class A	297	19,384
Upstart Holdings, Inc. (a) (b)	180	9,132
Western Alliance Bancorporation	132	11,425
		198,271
Consumer Discretionary 10.2%
Boot Barn Holdings, Inc. (a)	127	21,031
Cavco Industries, Inc. (a)	18	10,501
Floor & Decor Holdings, Inc. - Class A (a)	147	10,867
Genius Sports Limited (a)	1,231	15,237
Kontoor Brands, Inc.	162	12,931
Ollie's Bargain Outlet Holdings, Inc. (a)	213	27,389
Planet Fitness, Inc. - Class A (a)	132	13,702
Shake Shack, Inc. - Class A (a)	83	7,824
Steven Madden, Ltd.	280	9,381
Stride, Inc. (a)	97	14,402
Travel + Leisure Co.	161	9,553
Wingstop Inc.	24	6,029
Wyndham Hotels & Resorts, Inc.	111	8,884
		167,731
Materials 3.4%
Carpenter Technology Corporation	98	24,132
Element Solutions Inc.	511	12,873
MP Materials Corp. - Class A (a) (b)	289	19,388
		56,393
Energy 2.4%
Antero Resources Corporation (a)	376	12,629
TechnipFMC PLC	407	16,049
Uranium Energy Corp. (a)	733	9,773
		38,451
Utilities 2.0%
Talen Energy Corporation (a)	76	32,200
Communication Services 0.8%
CarGurus, Inc. - Class A (a)	337	12,532
Consumer Staples 0.6%
Post Holdings, Inc. (a)	98	10,490
Total Common Stocks (cost $1,281,209)		1,637,928
SHORT TERM INVESTMENTS 1.5%
Securities Lending Collateral 1.3%
JNL Government Money Market Fund - Class SL, 4.14% (c) (d)	21,602	21,602
Investment Companies 0.2%
JNL Government Money Market Fund - Class I, 4.04% (c) (d)	3,548	3,548
Total Short Term Investments (cost $25,150)		25,150
Total Investments 101.5% (cost $1,306,359)		1,663,078
Other Assets and Liabilities, Net (1.5)%		(24,178)
Total Net Assets 100.0%		1,638,900

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2025.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL/Invesco Small Cap Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.04% - Class I	56,506	349,166	402,124	733	—	—	3,548	0.2
JNL Government Money Market Fund, 4.14% - Class SL	1,902	85,581	65,881	109	—	—	21,602	1.3
	58,408	434,747	468,005	842	—	—	25,150	1.5

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Invesco Small Cap Growth Fund
Assets - Securities
Common Stocks	1,637,928	—	—	1,637,928
Short Term Investments	25,150	—	—	25,150
	1,663,078	—	—	1,663,078

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL/JPMorgan Global Allocation Fund
COMMON STOCKS 50.8%
United States of America 30.0%
3M Company	13	1,946
Abbott Laboratories	3	343
AbbVie Inc.	17	3,862
Accenture Public Limited Company - Class A	—	73
AGCO Corporation	3	323
Alcoa Corporation	5	170
Align Technology, Inc. (a)	1	93
Alnylam Pharmaceuticals, Inc. (a)	2	774
Alphabet Inc. - Class C	16	3,920
Amazon.com, Inc. (a)	65	14,143
American Express Company	9	2,949
American Homes 4 Rent - Class A	5	173
American Tower Corporation	10	1,831
Ameriprise Financial, Inc.	—	113
AMETEK, Inc.	3	485
Analog Devices, Inc.	4	903
Angi Inc. - Class A (a)	1	20
Apple Hospitality REIT, Inc.	3	36
Apple Inc.	47	11,798
AppLovin Corporation - Class A (a)	1	498
Arch Capital Group Ltd.	4	385
Arthur J. Gallagher & Co.	5	1,403
Ashtead Group Public Limited Company	2	113
AT&T Inc.	66	1,856
AutoZone, Inc. (a)	—	802
Axalta Coating Systems Ltd. (a)	5	143
Baker Hughes Company - Class A	61	2,981
Ball Corporation	10	529
Bank of America Corporation	113	5,873
Bath & Body Works, Inc.	2	55
Berkshire Hathaway Inc. - Class B (a)	2	1,107
Best Buy Co., Inc.	1	108
Biogen Inc. (a)	1	183
BJ's Wholesale Club Holdings, Inc. (a)	4	355
Blackstone Inc. - Class A	6	949
Boeing Company, The (a)	3	582
Booking Holdings Inc.	—	1,112
Bristol-Myers Squibb Company	34	1,504
Broadcom Inc.	11	3,670
Burlington Stores, Inc. (a)	4	966
Capital One Financial Corporation	2	396
Cardinal Health, Inc.	1	196
Carlisle Companies Incorporated	—	158
Carnival Corporation (a)	10	278
Carrier Global Corporation	8	485
Carvana Co. - Class A (a)	1	416
Casey's General Stores, Inc.	1	355
CBRE Group, Inc. - Class A (a)	3	404
CDW Corp.	2	395
Cencora, Inc.	1	431
Charles Schwab Corporation, The	16	1,578
Chemours Company, The	18	289
Cheniere Energy, Inc.	1	347
Chevron Corporation	2	271
Chipotle Mexican Grill, Inc. (a)	16	641
Chubb Limited	1	141
Ciena Corporation (a)	2	333
Cigna Group, The	3	852
Cisco Systems, Inc.	2	108
Cleveland-Cliffs Inc. (a)	14	174
CME Group Inc. - Class A	5	1,441
Coca-Cola Company, The	50	3,331
Cognizant Technology Solutions Corporation - Class A	2	139
Columbia Banking System, Inc.	4	91
Columbia Sportswear Company	1	74
Comerica Incorporated	4	299
Comfort Systems USA, Inc.	—	328
ConocoPhillips	5	516
Constellation Brands, Inc. - Class A	1	88
Copart, Inc. (a)	8	357
Corning Incorporated	11	934
Corpay Inc (a)	1	298
CrowdStrike Holdings, Inc. - Class A (a)	1	498
Cummins Inc.	1	421
CVS Health Corporation	2	139
CWT Travel Group Incorporated (a)	1	4
Danaher Corporation	6	1,282
Darden Restaurants, Inc.	2	439
Deere & Company	1	228
Delta Air Lines, Inc.	4	225
Dominion Energy, Inc.	35	2,162
DoorDash, Inc. - Class A (a)	3	910
Dover Corporation	1	201
Eagle Materials Inc.	1	286
EastGroup Properties, Inc.	—	65
Eaton Corporation Public Limited Company	4	1,772
El Paso Electric Company (a)	1	2
Elevance Health, Inc.	1	370
Eli Lilly and Company	1	621
Emerson Electric Co.	23	2,951
Entergy Corporation	1	84
EOG Resources, Inc.	10	1,142
EQT Corporation	12	653
Equinix, Inc.	1	1,104
Essential Utilities, Inc.	2	92
ExlService Holdings, Inc. (a)	4	154
Expand Energy Corporation	4	395
Expedia Group, Inc.	3	817
Exxon Mobil Corporation	40	4,510
FedEx Corporation	1	199
Fidelity National Information Services, Inc.	13	882
Fifth Third Bancorp	8	340
Figma, Inc. - Class A (a)	1	70
First Citizens BancShares, Inc. - Class A	1	1,175
First Horizon Corporation	12	266
Fiserv, Inc. (a)	3	396
Flowco Holdings Inc. - Class A	2	32
Flowserve Corporation	9	484
Flutter Entertainment Public Limited Company (a)	1	370
FMC Corporation	19	648
Fortune Brands Innovations, Inc.	2	126
Freeport-McMoRan Inc.	10	396
Garmin Ltd.	2	372
Gates Industrial Corporation PLC (a)	18	448
General Dynamics Corporation	1	191
General Motors Company	5	307
Genpact Limited	6	243
Gentex Corporation	9	260
Gilead Sciences, Inc.	4	423
GoDaddy Inc. - Class A (a)	—	52
Goldman Sachs Group, Inc., The	1	867
Graphic Packaging Holding Company	15	286
Hayward Holdings, Inc. (a)	5	81
HCA Healthcare, Inc.	—	127
Henry Schein, Inc. (a)	4	254
Hewlett Packard Enterprise Company	23	555
Hilton Worldwide Holdings Inc.	1	231
Home Depot, Inc., The	1	532
Host Hotels & Resorts, Inc.	8	135
Howmet Aerospace Inc.	9	1,892
HubSpot, Inc. (a)	1	405
Humana Inc.	5	1,366
IAC Inc. (a)	2	81
Insmed Incorporated (a)	5	742
Interactive Brokers Group, Inc. - Class A	8	542
Intercontinental Exchange, Inc.	1	228
International Paper Company	2	85
Intuit Inc.	2	1,128
Intuitive Surgical, Inc. (a)	1	589
IQVIA Holdings Inc (a)	1	182
ITT Inc.	4	672
J.B. Hunt Transport Services, Inc.	1	118
Jabil Inc.	—	97
James Hardie Industries Public Limited Company (a)	6	117

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
James Hardie Industries Public Limited Company - CHESS	2	43
Jefferies Financial Group Inc.	3	187
Johnson & Johnson	37	6,792
Keurig Dr Pepper Inc.	4	108
Kinder Morgan, Inc.	5	150
Kinsale Capital Group, Inc.	—	76
Kontoor Brands, Inc.	8	630
Labcorp Holdings Inc.	2	557
Lamar Advertising Company - Class A	1	108
Lennar Corporation - Class A	4	559
Linde Public Limited Company	4	1,919
Loews Corporation	3	261
Lowe`s Companies, Inc.	15	3,829
M&T Bank Corporation	2	409
Marriott International, Inc. - Class A	5	1,184
Marsh & Mclennan Companies, Inc.	—	78
Martin Marietta Materials, Inc.	—	162
MasterCard Incorporated - Class A (b)	10	5,326
McDonald's Corporation	9	2,670
McKesson Corporation	1	499
Media Group Holdings LLC (c) (d)	3,345	—
Medtronic, Inc.	20	1,901
Merck & Co., Inc.	5	415
Meta Platforms, Inc. - Class A	16	11,838
Mettler-Toledo International Inc. (a)	—	206
MGIC Investment Corporation	15	434
Microsoft Corporation	39	20,003
Mid-America Apartment Communities, Inc.	1	172
Middleby Corporation, The (a)	1	140
Mohawk Industries, Inc. (a)	1	129
Moody's Corporation	1	419
Morgan Stanley	16	2,497
Murphy USA Inc.	—	132
Natera, Inc. (a)	3	560
Netflix, Inc. (a)	1	1,580
Neurocrine Biosciences, Inc. (a)	3	480
Newmont Corporation	2	207
Nexstar Media Group, Inc. - Class A	—	69
NextEra Energy, Inc.	26	2,006
Northern Trust Corporation	1	117
NVIDIA Corporation	120	22,394
Omnicom Group Inc.	2	128
ON Semiconductor Corporation (a)	9	460
Oracle Corporation	4	1,202
Oscar Health, Inc. - Class A (a) (e)	3	56
Packaging Corporation of America	1	122
Palo Alto Networks, Inc. (a)	3	694
Performance Food Group Company (a)	3	350
PG&E Corporation	17	250
Philip Morris International Inc.	10	1,589
Post Holdings, Inc. (a)	2	163
Procter & Gamble Company, The	1	167
Progressive Corporation, The	1	344
Public Service Enterprise Group Incorporated	1	72
Public Storage Operating Company	1	148
Quanta Services, Inc.	2	817
Quest Diagnostics Incorporated	1	284
Range Resources Corporation	10	390
Raymond James Financial, Inc.	—	79
Rayonier Inc.	4	99
Reddit, Inc. - Class A (a)	2	418
Regency Centers Corporation	3	191
Regeneron Pharmaceuticals, Inc.	1	446
Regions Financial Corporation	10	251
Robinhood Markets, Inc. - Class A (a)	6	846
Ross Stores, Inc.	5	760
RTX Corporation	6	1,050
Salesforce, Inc.	5	1,279
SanDisk LLC (a)	3	325
SBA Communications Corporation - Class A	1	106
Seagate Technology Holdings Public Limited Company	4	905
ServiceNow, Inc. (a)	—	361
Silgan Holdings Inc.	6	253
Snowflake Inc. - Class A (a)	3	674
Southwest Airlines Co.	22	700
State Street Corporation	3	309
Synopsys, Inc. (a)	1	286
Take-Two Interactive Software, Inc. (a)	3	709
TD SYNNEX Corporation	5	887
TechnipFMC PLC	11	421
Teradyne, Inc.	3	364
Tesla Inc. (a) (b)	10	4,317
Texas Instruments Incorporated	1	252
Textron Inc.	1	45
The Southern Company	52	4,995
Thermo Fisher Scientific Inc.	1	434
TJX Companies, Inc., The	5	763
Tradeweb Markets Inc. - Class A	2	242
Trane Technologies Public Limited Company	7	2,965
TransUnion	1	116
Travelers Companies, Inc., The	1	298
Twilio Inc. - Class A (a)	2	225
U.S. Bancorp	35	1,721
Uber Technologies, Inc. (a)	7	703
Ulta Beauty, Inc. (a)	1	519
Union Pacific Corporation	1	201
UnitedHealth Group Incorporated	7	2,485
Universal Music Group N.V.	4	107
Ventas, Inc.	7	457
Verizon Communications Inc.	16	701
Vertex Pharmaceuticals Incorporated (a)	1	416
Vistra Corp.	3	584
W. R. Berkley Corporation	1	92
Walt Disney Company, The	47	5,463
Wells Fargo & Company (b)	61	5,093
Wesco Aircraft Holdings, Inc. (a) (c)	1	19
WESCO International, Inc.	1	177
Western Digital Corporation	17	2,023
Weyerhaeuser Company	5	116
Williams Companies, Inc., The	11	720
Willscot Holdings Corporation - Class A	7	148
XCEL Energy Inc.	2	140
Yum! Brands, Inc.	7	1,062
Zillow Group, Inc. - Class C (a)	1	65
		273,657
Japan 3.1%
Advantest Corporation	3	289
AEON Co., Ltd.	10	126
AGC Inc.	1	26
Aisin Corporation	2	40
Ajinomoto Co., Inc.	4	111
ANA Holdings Inc.	1	14
Asahi Group Holdings, Ltd.	6	70
Asahi Kasei Corporation	5	42
ASICS Corporation	3	73
Astellas Pharma Inc.	7	76
Bandai Namco Holdings Inc.	3	83
Bridgestone Corporation	2	102
Canon Inc.	4	105
Capcom Co., Ltd.	1	35
Central Japan Railway Company	4	112
Chubu Electric Power Co., Ltd. (e)	3	42
Chugai Pharmaceutical Co., Ltd.	3	114
Concordia Financial Group, Ltd. (e)	5	35
Dai Nippon Printing Co., Ltd.	2	32
Daifuku Co., Ltd.	1	45
Dai-ichi Life Holdings, Inc.	14	113
Daiichi Sankyo Company, Limited	7	164
Daikin Industries, Ltd.	1	139
Daito Trust Construction Co., Ltd.	1	22
Daiwa House Industry Co., Ltd. (e)	3	90
Daiwa Securities Group Inc.	5	40
DENSO Corporation	8	108
DISCO Corporation	—	125
East Japan Railway Company	4	103
Eisai Co., Ltd.	1	37
ENEOS Holdings, Inc.	10	66

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
FANUC Corporation	4	107
Fast Retailing Co., Ltd.	1	212
Fuji Electric Co., Ltd.	1	40
FUJIFILM Holdings Corporation	5	119
Fujikura Ltd.	1	98
Fujitsu Limited	7	165
Hankyu Hanshin Holdings, Inc. (e)	1	30
Hikari Tsushin,Inc.	—	28
Hitachi Construction Machinery Co., Ltd.	—	10
Hitachi, Ltd.	18	476
Honda Motor Co., Ltd. (e)	16	166
Hoshizaki Corporation	—	15
HOYA Corporation	1	194
Hulic Co., Ltd.	2	24
Idemitsu Kosan Co., Ltd. (e)	3	23
IHI Corporation	4	78
Inpex Corporation	3	60
Isuzu Motors Limited	2	28
ITOCHU Corporation	6	319
Japan Airlines Co., Ltd.	1	10
Japan Exchange Group, Inc. (e)	150	1,668
Japan Post Bank Co., Ltd.	7	87
Japan Post Holdings Co., Ltd.	7	68
Japan Post Insurance Co., Ltd.	1	28
Japan Real Estate Investment Corporation	—	23
Japan Tobacco Inc.	4	141
JFE Holdings, Inc. (e)	2	28
Kajima Corporation	2	50
Kao Corporation	2	79
Kawasaki Heavy Industries, Ltd.	1	46
Kawasaki Kisen Kaisha, Ltd. (e)	2	21
KDDI Corporation	12	183
Keyence Corporation	6	2,124
Kikkoman Corporation (e)	4	30
Kirin Holdings Company, Limited	3	47
Kobe Bussan Co., Ltd.	1	17
Komatsu Ltd.	4	126
Konami Group Corporation	—	43
Kubota Corporation	4	55
KYOCERA Corporation	6	75
Kyowa Kirin Co., Ltd.	1	14
Lasertec Co., Ltd.	—	41
LINEYahoo! Corporation	11	35
M3, Inc.	2	28
Makita Corporation	1	32
Marubeni Corporation	7	162
MatsukiyoCocokara & Co.	2	30
McDonald's Holdings Company (Japan), Ltd.	—	17
Meiji Holdings Co., Ltd. (e)	1	21
Minebeamitsumi Inc.	2	28
Mitsubishi Chemical Group Corporation (e)	5	31
Mitsubishi Corporation	15	361
Mitsubishi Electric Corporation	8	211
Mitsubishi Estate Co., Ltd. (e)	5	113
Mitsubishi HC Capital Inc. (e)	3	26
Mitsubishi Heavy Industries, Ltd. (e)	13	346
Mitsubishi UFJ Financial Group, Inc.	216	3,473
Mitsui & Co., Ltd.	10	251
Mitsui Fudosan Co., Ltd.	11	118
Mitsui O.S.K. Lines, Ltd. (e)	1	36
Mizuho Bank, Ltd.	1	17
Mizuho Financial Group, Inc.	10	326
MonotaRO Co., Ltd.	1	13
MS&AD Insurance Group Holdings, Inc. (e)	6	125
Murata Manufacturing Co., Ltd.	7	141
Nec Corporation	5	160
NEXON Co., Ltd.	2	35
Nidec Corporation	4	71
Nintendo Co., Ltd.	5	398
Nippon Building Fund Inc.	—	30
Nippon Paint Holdings Co., Ltd.	4	25
Nippon Sanso Holdings Corporation	1	28
Nippon Steel Corporation (e)	21	84
Nippon Telegraph and Telephone Corporation	107	112
Nippon Yusen Kabushiki Kaisha	2	55
Nissan Motor Co., Ltd. (a)	9	21
Nissin Food Holdings Co., Ltd. (e)	1	19
Niterra Co., Ltd.	1	27
Nitori Holdings Co., Ltd. (e)	2	39
Nitto Denko Corporation	3	66
Nomura Holdings, Inc.	11	84
Nomura Research Institute, Ltd.	2	61
Obayashi Corporation	3	44
OBIC Co., Ltd.	1	45
Olympus Corporation	4	54
OMRON Corporation	1	22
Ono Pharmaceutical Co., Ltd. (e)	1	14
Oracle Corporation Japan	—	20
Oriental Land Co., Ltd.	4	104
ORIX Corporation	4	112
Osaka Gas Co., Ltd.	2	46
Otsuka Corporation	1	21
Otsuka Holdings Co., Ltd.	2	101
Pan Pacific International Holdings Corporation	11	69
Panasonic Holdings Corporation	9	93
Rakuten Group, Inc. (a)	6	38
Recruit Holdings Co., Ltd.	6	300
Renesas Electronics Corporation	6	71
Resona Holdings, Inc.	9	89
Ricoh Company, Ltd.	2	19
SBI Holdings, Inc.	1	48
SCREEN Holdings Co., Ltd.	—	36
SCSK Corporation	1	18
Secom Co., Ltd. (e)	2	55
Sekisui Chemical Co., Ltd.	2	30
Sekisui House, Ltd.	2	55
Seven & I Holdings Co., Ltd.	9	117
SG Holdings Co., Ltd. (e)	2	18
Shimadzu Corporation	1	30
Shimano Inc.	—	34
Shimizu Corporation	2	30
Shin-Etsu Chemical Co., Ltd.	32	1,034
Shionogi & Co., Ltd.	3	58
Shiseido Company, Limited	2	26
SMC Corporation	—	61
SoftBank Corp.	110	161
SoftBank Group Corp.	4	467
Sompo Holdings, Inc.	4	115
Sony Financial Group Inc.	112	125
Sony Group Corporation	112	3,231
Square Enix Holdings Co., Ltd.	1	19
Subaru Corporation. (e)	2	47
Sumitomo Corporation	5	136
Sumitomo Electric Industries, Ltd.	3	85
Sumitomo Metal Mining Co., Ltd. (e)	1	35
Sumitomo Mitsui Financial Group, Inc.	15	427
Sumitomo Mitsui Trust Group, Inc.	3	78
Sumitomo Realty & Development Co., Ltd.	2	84
Suntory Beverage & Food Limited	1	19
Suzuki Motor Corporation	7	105
Sysmex Corporation	2	27
T&D Holdings, Inc.	2	46
Taisei Corporation	1	41
Takeda Pharmaceutical Company Limited (e)	6	176
TDK Corporation	8	109
Terumo Corporation	6	94
The Chiba Bank, Ltd.	3	28
The Kansai Electric Power Company, Incorporated	4	59
TIS Inc.	1	30
Toho Co., Ltd.	—	26
Tokio Marine Holdings, Inc.	8	322
Tokyo Century Corporation	1	8
Tokyo Electric Power Company Holdings, Inc. (a)	6	28
Tokyo Electron Limited	2	306
Tokyo Gas Co., Ltd.	1	50
Tokyu Corporation (e)	2	28
TOPPAN Holdings Inc.	1	28
Toray Industries, Inc.	6	37
Toyo Suisan Kaisha, Ltd.	1	36
Toyota Industries Corporation	1	79

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Toyota Motor Corporation	45	860
Toyota Tsusho Corporation	3	75
Trend Micro Incorporated	1	27
Unicharm Corporation	4	28
West Japan Railway Company (e)	2	42
Yakult Honsha Co., Ltd. (e)	1	18
Yamaha Motor Co., Ltd.	4	28
Yaskawa Electric Corporation	1	21
Yokogawa Electric Corporation	1	29
Zensho Holdings Co., Ltd.	—	26
ZOZO, Inc.	2	14
		27,803
China 2.7%
Alibaba Group Holding Limited (d)	126	2,838
Alibaba Group Holding Limited - ADR	2	294
BYD Company Limited - Class H	11	153
China Construction Bank Corporation - Class H	560	537
China International Capital Corporation Limited - Class H (d)	125	343
China Merchants Bank Co., Ltd. - Class A	87	493
China Minsheng Banking Corp., Ltd. - Class H	471	249
China Shenhua Energy Company Limited - Class H	40	191
China Yangtze Power Co., Ltd. - Class A	63	242
Contemporary Amperex Technology Co., Limited - Class A	11	611
ENN Energy Holdings Limited	29	241
Fuyao Glass Industry Group Co., Ltd. - Class H (d)	40	407
H World Group Limited	67	266
Haidilao International Holding Ltd. (d) (e)	88	152
Jiangsu Hengrui Pharmaceuticals Co., Ltd. - Class A	40	402
KE Holdings Inc.	61	412
Kweichow Moutai Co., Ltd. - Class A	1	223
Lenovo Group Limited	258	381
Meituan - Class B (a) (d)	21	274
Midea Group Co., Ltd. - Class A	37	372
Montage Technology Co., Ltd. - Class A	17	366
NetEase, Inc.	31	926
Nongfu Spring Co., Ltd. - Class H (d)	61	425
PetroChina Company Limited - Class H	406	369
Pinduoduo (Shanghai) Network Technology Co., Ltd. - ADR (a)	2	259
Ping An Insurance (Group) Company of China, Ltd. - Class H	79	537
Starpower Semiconductor Ltd. - Class A	13	207
Tencent Holdings Limited	95	8,109
Tencent Music Entertainment Group - Class A - ADR	12	290
WuXi Biologics (Cayman) Inc. (a) (d)	14	71
XCMG Construction Machinery Co., Ltd. - Class A	145	233
Xiaomi Corporation (a) (d)	103	713
Xinyi Solar Holdings Limited (e)	432	191
Yum China Holdings, Inc.	12	540
Yum China Holdings, Inc.	33	1,421
Zijin Mining Group Co., Ltd. - Class H	142	597
ZTO Express (Cayman) Inc. (d)	9	167
		24,502
France 1.7%
Aeroports de Paris	—	18
Airbus SE	2	535
Amundi (d)	—	19
AXA	7	329
Biomerieux S.A.	—	23
BNP Paribas	4	368
Bollore SE	3	15
Bouygues	1	32
Bureau Veritas	1	38
Capgemini	1	97
Compagnie de Saint-Gobain	2	193
Compagnie Generale des Etablissements Michelin	47	1,693
Credit Agricole S.A.	4	87
Danone	3	219
Dassault Aviation	—	24
Dassault Systemes	3	87
Engie	7	147
EssilorLuxottica	1	398
Hermes International	—	329
Kering	—	92
L'Air Liquide, societe anonyme pour l'Etude et l'Exploitation des procedes Georges Claude	2	468
Legrand	1	169
L'Oreal	1	411
LVMH Moet Hennessy Louis Vuitton	5	3,283
Orange	7	116
Pernod Ricard	7	683
Publicis Groupe S.A.	1	86
Safran	10	3,703
Sanofi	4	410
Sartorius Stedim Biotech	—	20
Schneider Electric SE	2	598
Societe Generale	3	182
Thales	—	111
TotalEnergies SE	8	484
Veolia Environnement	2	85
VINCI	2	273
		15,825
United Kingdom 1.6%
3i Group PLC	4	211
Admiral Group PLC	1	41
Anglo American PLC	4	158
Associated British Foods PLC	1	33
AstraZeneca PLC	17	2,611
Auto Trader Group PLC	3	36
Aviva PLC	18	169
BAE Systems PLC	12	319
Barclays PLC	57	295
Barratt Redrow PLC	5	26
BP P.L.C.	61	348
British American Tobacco P.L.C.	8	411
BT Group PLC	24	62
Bunzl Public Limited Company	1	39
Centrica PLC	19	43
Coca-Cola Europacific Partners PLC	1	76
Compass Group PLC	7	228
Convatec Group PLC (d)	6	20
Croda International Public Limited Company	1	18
CVC Capital Partners PLC	3	53
Diageo PLC	9	208
Entain PLC	3	29
Experian PLC	4	180
Fiat Chrysler Automobiles N.V.	8	72
GSK PLC	16	340
Haleon PLC	35	158
Halma Public Limited Company	2	71
Hikma Pharmaceuticals Public Limited Company	1	19
Hiscox Ltd.	2	29
Howden Joinery Group PLC	2	23
HSBC Holdings PLC	69	974
ICG PLC	1	34
Imperial Brands PLC	3	137
Informa PLC	5	62
InterContinental Hotels Group PLC	1	73
International Consolidated Airlines Group S.A.	14	71
Intertek Group PLC	1	40
J Sainsbury PLC	7	30
JD Sports Fashion PLC	10	13
Kingfisher PLC	7	28
Land Securities Group PLC	3	23
Legal & General Group PLC	23	73
Lloyds Banking Group PLC	235	265
London Stock Exchange Group PLC	2	214
M&G PLC	9	30
Melrose Industries PLC	5	38
Mondi PLC	2	24
National Grid PLC	19	279
NatWest Group PLC	30	212
Next PLC	—	76
Pearson PLC	3	37
Persimmon Public Limited Company	1	19
Phoenix Group Holdings PLC	3	25

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Prudential Public Limited Company	24	329
Reckitt Benckiser Group PLC	3	206
Relx PLC	31	1,462
Rentokil Initial PLC	9	47
Rightmove PLC	3	29
Rio Tinto PLC - ADR	4	267
Rio Tinto PLC	4	276
Rolls-Royce Holdings PLC	33	527
Schroders PLC	3	17
SEGRO Public Limited Company	5	43
Severn Trent PLC	1	36
Shell PLC - Class A	23	829
Smith & Nephew PLC	3	62
Smiths Group PLC	1	41
Spirax Group PLC	—	26
SSE PLC	4	100
Standard Chartered PLC	7	144
Taylor Wimpey PLC	14	19
Tesco PLC	26	157
The Berkeley Group Holdings PLC	—	20
The Sage Group PLC.	4	56
Unilever PLC	10	572
United Utilities PLC	3	41
Vodafone Group Public Limited Company	80	93
Weir Group PLC(The)	1	37
Whitbread PLC	1	28
Wise PLC - Class A (a)	3	37
WPP 2012 Limited	4	21
		14,625
Taiwan 1.6%
ASE Technology Holding Co., Ltd.	112	605
Delta Electronics, Inc.	27	770
E. Sun Financial Holding Company, Ltd.	303	332
Formosa Chemicals & Fibre Corporation	194	190
MediaTek Inc.	3	149
Quanta Computer Inc.	46	440
Realtek Semiconductor Corporation	22	399
Taiwan Semiconductor Manufacturing Company Limited - ADR	3	876
Taiwan Semiconductor Manufacturing Company Limited	230	9,916
Wiwynn Corporation	4	446
WUS Printed Circuit Co., Ltd.	51	162
Yuanta Financial Holding Co., Ltd	211	242
		14,527
Germany 1.3%
Adidas AG - Class N	1	148
Allianz SE	2	638
BASF SE - Class N	4	175
Bayer Aktiengesellschaft - Class N	4	120
Bayerische Motoren Werke Aktiengesellschaft	1	111
Beiersdorf Aktiengesellschaft	—	39
BioNTech SE - ADR (a)	—	36
COMMERZBANK Aktiengesellschaft	3	129
Continental Aktiengesellschaft	—	28
Daimler Truck Holding AG	2	75
Deutsche Bank Aktiengesellschaft - Class N	7	247
Deutsche Borse Aktiengesellschaft - Class N	7	1,818
Deutsche Post AG - Class N	4	166
Deutsche Telekom AG - Class N	13	445
E.ON SE - Class N	9	163
Elia Group	—	19
Fresenius SE & Co. KGaA	2	90
Hannover Ruck SE - Class N	—	71
Heidelberg Materials AG	1	113
Henkel AG & Co. KGaA	—	28
Infineon Technologies AG - Class N	5	194
Mercedes-Benz Group AG - Class N	3	172
MERCK Kommanditgesellschaft auf Aktien	1	65
MTU Aero Engines AG - Class N	—	91
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft in Munchen - Class N	3	2,079
Rheinmetall Aktiengesellschaft	—	412
RWE Aktiengesellschaft	3	118
SAP SE	4	1,080
Siemens Aktiengesellschaft - Class N	9	2,529
Siemens Energy AG (a)	3	311
Siemens Healthineers AG (d)	1	57
Symrise AG	—	43
Talanx Aktiengesellschaft	—	33
Vonovia SE	3	101
		11,944
Netherlands 1.1%
Adyen N.V. (a) (d)	—	185
Akzo Nobel N.V.	1	46
ASM International N.V.	—	104
ASML Holding N.V. - ADR	—	205
ASML Holding N.V.	6	6,105
DSM-Firmenich AG	1	82
Exor Nederland N.V.	—	35
HAL Trust	—	22
Heineken Holding N.V.	1	35
Heineken N.V.	10	795
ING Groep N.V.	12	303
JDE Peet's N.V.	1	22
Koninklijke Ahold Delhaize N.V.	3	141
Koninklijke KPN N.V.	15	73
Koninklijke Philips N.V.	3	84
NN Group N.V.	1	74
NXP Semiconductors N.V.	6	1,557
Prosus N.V. - Class N	5	363
STMicroelectronics N.V.	3	71
Wolters Kluwer N.V. - Class C	1	125
		10,427
India 0.9%
Axis Bank Limited	21	265
Axis Bank Limited - GDR (d)	3	192
Bajaj Finance Limited	46	514
Bharti Airtel Limited	5	110
Biocon Limited	55	213
Blue Star Limited	10	224
Coforge Limited	9	164
Dr. Reddy's Laboratories Limited - ADR	14	202
Eternal Limited (a)	50	184
Godrej Consumer Products Limited	19	244
Havells India Limited	13	224
HDFC Bank Limited	70	750
HDFC Bank Limited - ADR	15	500
Hindalco Industries Limited	25	211
ICICI Bank Limited	15	225
ICICI Bank Limited - ADR	3	92
Indian Hotels Company Limited, The	21	170
Infosys Limited - ADR (e)	12	195
Infosys Limited	17	275
ITC Limited	43	195
Mahindra and Mahindra Limited	19	725
MakeMyTrip Limited (a)	1	114
Max Financial Services Limited (a)	18	324
NTPC Limited	92	355
PB Fintech Limited (a)	10	198
Reliance Industries Limited - GDR (d)	5	331
Reliance Industries Limited	35	544
Shriram Finance Limited	43	299
UltraTech Cement Limited	2	321
		8,360
South Korea 0.9%
Coupang, Inc. - Class A (a)	6	207
DB Insurance Co., Ltd.	3	258
Hana Financial Group Inc.	8	508
HD Hyundai Electric Co., Ltd.	1	321
Hugel, Inc. (a)	1	169
Hyundai Glovis Co., Ltd.	2	203
JB Financial Group Co., Ltd.	15	241
KIA Corporation	8	586
Korea Aerospace Industries, Ltd.	4	302
KT Corporation	4	134
KT Corporation - ADR	11	216
POSCO Holdings Inc.	1	168

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Samsung Biologics Co., Ltd. (a)	—	168
Samsung Electronics Co., Ltd.	43	2,605
Samsung Fire & Marine Insurance Co., Ltd.	1	198
SK Hynix Inc.	7	1,639
SM Entertainment Co., Ltd.	2	228
S-Oil Corporation	3	146
		8,297
Sweden 0.9%
AB Sagax - Class B	1	18
AB Sagax - Class D	—	2
Aktiebolaget Industrivarden - Class A	—	18
Aktiebolaget Industrivarden - Class C	1	25
Aktiebolaget SKF - Class B	1	35
Aktiebolaget Volvo - Class A	1	21
Aktiebolaget Volvo - Class B	122	3,506
Alfa Laval AB	1	48
ASSA ABLOY AB - Class B	4	144
Atlas Copco Aktiebolag - Class A	100	1,698
Atlas Copco Aktiebolag - Class B	6	92
Axfood AB	—	13
Boliden AB (a)	1	45
Castellum Aktiebolag (e)	2	17
Epiroc Aktiebolag - Class A	2	52
Epiroc Aktiebolag - Class B	2	29
EQT AB (d)	3	95
Essity Aktiebolag (publ) - Class A	—	2
Essity Aktiebolag (publ) - Class B	2	61
Evolution AB (publ) (d)	1	58
Fastighets AB Balder - Class B (a)	3	20
G&L Beijer Ref AB - Class B	1	23
H & M Hennes & Mauritz AB - Class B (e)	2	36
Hexagon Aktiebolag - Class B	8	98
Holmen Aktiebolag - Class B	—	12
Indutrade Aktiebolag	1	24
Investmentaktiebolaget Latour - Class B	1	13
Investor Aktiebolag - Class A	3	85
Investor Aktiebolag - Class B	7	223
L E Lundbergforetagen Aktiebolag (publ) - Series B	—	15
Lifco AB (Publ) - Class B	1	30
NIBE Industrier AB - Class B	6	25
Nordnet AB	1	18
SAAB Aktiebolag - Class B	1	88
Sandvik Aktiebolag	4	106
Securitas AB - Class B	2	31
Skandinaviska Enskilda Banken AB - Class A	5	103
Skandinaviska Enskilda Banken AB - Class C	—	2
Skanska AB - Class B	1	33
Spotify Technology S.A. (a)	1	594
SSAB AB - Class A	1	5
SSAB AB - Class B	2	13
Svenska Cellulosa Aktiebolaget SCA - Class B	2	25
Svenska Handelsbanken AB - Class A	5	64
Swedbank AB - Class A	4	116
Swedish Orphan Biovitrum AB (Publ) (a)	1	19
Tele2 AB - Class B	2	37
Telefonaktiebolaget LM Ericsson - Class A	—	2
Telefonaktiebolaget LM Ericsson - Class B (e)	10	84
Telia Company AB	9	34
Trelleborg AB - Class B	1	29
		7,986
Switzerland 0.8%
ABB Ltd - Class N	6	450
Alcon AG	2	144
Amrize AG (a)	6	315
Coca-Cola HBC AG	1	59
Compagnie Financiere Richemont S.A.	2	401
EMS-Chemie Holding AG	—	19
Galderma Group AG	—	84
Geberit AG - Class N	—	98
Givaudan S.A. - Class N	—	134
Glencore PLC	38	176
Holcim AG	2	166
Julius Bar Gruppe AG - Class N	1	54
Kuhne & Nagel International AG	—	34
Lonza Group AG	—	184
Nestle S.A. - Class N	10	926
Novartis AG - Class N	7	935
Partners Group Holding AG	—	111
Roche Holding AG	—	40
Sandoz Group AG	2	96
Schindler Holding AG - Class N	—	29
SGS S.A.	1	62
Sika AG	1	141
Sonova Holding AG	—	52
Straumann Holding AG - Class N	—	45
Swiss Life Holding AG - Class N	—	151
Swiss Re AG	1	222
Swisscom AG - Class N	—	73
UBS Group AG	43	1,770
Zurich Insurance Group AG - Class N	1	398
		7,369
Australia 0.6%
ANZ Group Holdings Limited	12	259
Aristocrat Leisure Limited	2	114
ASX Limited	1	29
Atlas Arteria Limited	4	13
Atlassian Corporation - Class A (a)	2	262
Australian Pipeline Trust	5	30
BHP Group Limited	19	533
BlueScope Steel Limited	2	26
Brambles Limited	5	88
Cochlear Limited	—	45
Coles Group Limited	5	81
Commonwealth Bank of Australia	7	727
Computershare Limited	2	52
CSL Limited	2	249
DEXUS Funds Management Limited	4	20
Fortescue Ltd	6	77
Goodman Funding Pty Ltd	8	164
GPT Management Holdings Limited	7	27
Insurance Australia Group Limited	9	51
Macquarie Group Limited	1	207
Medibank Private Limited	11	34
Mirvac Limited	15	23
National Australia Bank Limited	12	352
Northern Star Resources Ltd	6	89
Orica Limited	2	27
Origin Energy Limited	7	56
Pro Medicus Limited	—	44
Qantas Airways Limited	3	21
QBE Insurance Group Limited	6	81
Ramsay Health Care Limited	1	15
REA Group Ltd	—	31
Reece Limited	1	10
Rio Tinto Limited	1	118
Santos Limited	12	54
Scentre Group Limited	20	55
SEEK Limited	1	24
SGH Limited (e)	1	26
Sigma Healthcare Ltd	22	43
Sonic Healthcare Limited	2	26
South32 Limited	18	32
Stockland Corporation Ltd	9	38
Suncorp Group Limited	4	57
Telstra Corporation Limited	16	50
The Lottery Corporation Limited	9	34
TPG Corporation Limited	2	6
Transurban Holdings Limited	12	111
Vicinity Centres RE Ltd	14	24
Wesfarmers Limited	4	272
Westpac Banking Corporation	13	348
Whsp Holdings Ltd	1	32
WiseTech Global Limited	1	40
Woodside Energy Group Ltd	7	113
Woolworths Group Limited	5	84
		5,424
Denmark 0.4%
A.P. Moller - Maersk A/S - Class A	—	23

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
A.P. Moller - Maersk A/S - Class B (e)	—	31
Carlsberg A/S - Class B	—	42
Coloplast A/S - Class B	1	47
Danske Bank A/S	3	109
DSV A/S	1	148
Genmab A/S (a) (e)	—	75
Novo Nordisk A/S - ADR (e)	7	384
Novo Nordisk A/S - Class B	37	2,017
Novozymes A/S - Class B (e)	1	83
Orsted A/S (a) (d) (e)	2	32
Pandora A/S	—	40
Tryg A/S	1	31
Vestas Wind Systems A/S	4	74
		3,136
Hong Kong 0.3%
AIA Group Limited	63	606
Budweiser Brewing Company APAC Limited (d) (e)	7	7
China Resources Power Holdings Company Limited	68	156
CK Asset Holdings Limited	9	41
CK Hutchison Holdings Limited	10	66
CK Infrastructure Holdings Limited	3	16
CLP Holdings Limited	7	58
Hang Seng Bank, Limited	3	40
Henderson Land Development Company Limited	5	18
HKT Trust	13	19
Hong Kong And China Gas Company Limited -The-	42	36
Hong Kong Exchanges and Clearing Limited	25	1,426
Jardine Matheson Holdings Limited	1	43
Link Real Estate Investment Trust	10	51
MTR Corporation Limited (e)	6	20
Power Assets Holdings Limited	6	35
Sino Land Company Limited	14	18
Sun Hung Kai Properties Limited	7	78
Swire Pacific Limited - Class A	1	8
Swire Properties Limited	4	11
Techtronic Industries Company Limited	21	262
WH Group Limited (d)	31	34
Wharf (Holdings) Limited, The	4	11
Wharf Real Estate Investment Company Limited	6	18
Zijin Gold International Company Limited (a)	3	44
		3,122
Brazil 0.3%
B3 S.A. - Brasil, Bolsa, Balcao	159	398
Banco do Brasil S.A.	59	242
Banco Santander (Brasil) S.A.	61	337
Centrais Eletricas Brasileiras S/A - Eletrobras	29	283
Localiza Rent A Car S/A	42	308
Motiva Infraestrutura De Mobilidade S.A.	96	268
NU Holdings Ltd. - Class A (a)	18	294
Porto Seguro S/A	18	171
Raia Drogasil S.A.	52	179
Suzano S.A.	18	164
Telefonica Brasil S.A.	56	357
		3,001
Spain 0.3%
ACS, Actividades de Construccion y Servicios, S.A.	1	63
AENA, S.M.E., S.A.	3	79
Amadeus IT Holding, S.A. (d)	2	136
Banco Bilbao Vizcaya Argentaria, S.A.	23	435
Banco Santander, S.A.	58	610
CaixaBank, S.A.	14	147
Cellnex Telecom, S.A. (d)	2	78
Endesa, S.A.	1	40
Ferrovial SE	2	102
Iberdrola, Sociedad Anonima	24	455
Industria de Diseno Textil, S.A.	4	240
Naturgy Energy Group S.A.	—	13
Redeia Corporacion S.A.	2	31
Repsol S.A.	4	79
Telefonica, S.A. (e)	18	91
		2,599
Italy 0.3%
A2a S.P.A.	6	16
Assicurazioni Generali Societa' Per Azioni	4	140
Banca Mediolanum SpA	1	16
Banco BPM Societa' Per Azioni	5	77
Buzzi S.p.A.	—	17
Davide Campari-Milano N.V. (e)	2	14
DiaSorin S.p.A.	—	8
ENEL - SPA	30	289
Eni S.P.A.	8	133
Ferrari N.V.	—	233
Finecobank Banca Fineco S.P.A.	2	52
Hera S.p.A.	4	16
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A. (d)	1	15
Intesa Sanpaolo S.p.A.	61	405
Leonardo S.p.A.	2	100
Mediobanca Banca di Credito Finanziario Societa' Per Azioni	2	46
Moncler S.p.A.	1	49
Nexi S.p.A. (e)	2	11
Pirelli & C. S.p.A. (d)	1	10
Poste Italiane - Societa' Per Azioni (d)	2	43
Prysmian S.p.A.	1	111
Recordati Industria Chimica E Farmaceutica S.P.A. In Breve Recordati S.P.A.	—	23
Snam S.p.A.	8	50
Telecom Italia S.p.A.	48	25
Terna - Rete Elettrica Nazionale Societa Per Azioni	6	56
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A.	6	463
		2,418
Singapore 0.3%
Capitaland Ascendas REIT	14	31
Capitaland Group Pte. Ltd.	19	34
Capitaland Investment Limited	9	18
DBS Group Holdings Ltd	34	1,331
Genting Singapore Limited	22	13
Jardine Cycle & Carriage Limited	—	7
Keppel Ltd.	5	36
Mapletree Commercial Trust Treasury Company Pte. Ltd. (d)	9	10
Oversea-Chinese Banking Corporation Limited	13	163
Sea Limited - Class A - ADR (a)	2	280
Singapore Airlines Limited (e)	5	27
Singapore Exchange Limited	3	44
Singapore Technologies Engineering Ltd	6	42
Singapore Telecommunications Limited	32	103
United Overseas Bank Limited	5	140
Wilmar International Limited	7	15
		2,294
South Africa 0.2%
ABSA Group	31	328
Capitec Bank Holdings	1	226
Clicks Group	9	181
Gold Fields Limited	15	637
MTN Group	28	238
Shoprite Holdings	13	208
Sibanye Stillwater (a)	96	272
		2,090
Mexico 0.2%
Arca Continental S.A.B. de C.V. (e)	23	243
Fresnillo PLC	1	23
Grupo Aeroportuario del Sureste, S.A.B. de C.V. - Series B - ADR	1	350
Grupo Financiero Banorte, S.A.B. de C.V.	25	252
Regional, S.A.B. De C.V.	41	366
Wal-Mart de Mexico, S.A.B. de C.V. (e)	98	302
		1,536
Indonesia 0.1%
PT Bank Central Asia Tbk	1,420	650
PT Telekomunikasi Indonesia (Persero) Tbk	2,720	502
		1,152
Saudi Arabia 0.1%
Al Rajhi Banking and Investment Corporation	34	969

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Ireland 0.1%
AerCap Holdings N.V.	6	676
DCC Public Limited Company (e)	—	25
Kerry Group Public Limited Company - Class A	1	52
Kingspan Group Public Limited Company	1	51
Smurfit Westrock Public Limited Company	3	147
		951
Belgium 0.1%
Ackermans	—	22
Ageas SA/NV	1	46
Anheuser-Busch InBev	4	229
Argenx SE (a)	—	170
Colruyt Group	—	5
D'Ieteren Group	—	15
Groep Brussel Lambert	—	28
KBC Groep	1	117
Lotus Bakeries	—	19
Sofina (e)	—	17
Syensqo	—	22
UCB	—	131
Warehouses De Pauw	1	17
		838
Finland 0.1%
Elisa Oyj	1	29
Fortum Oyj	2	32
Kesko Oyj - Class A	—	8
Kesko Oyj - Class B	1	22
Kone Corporation - Class B	1	95
Metso Oyj (e)	3	38
Neste Oyj	2	31
Nokia Oyj	20	95
Nordea Bank Abp	12	194
Orion Oyj - Class A	—	8
Orion Oyj - Class B	—	32
Sampo Oyj - Class A	10	114
Stora Enso Oyj - Class R (e)	2	25
UPM-Kymmene Oyj	2	57
Wartsila Oyj Abp	2	57
		837
Greece 0.1%
National Bank of Greece S.A. - Class R	29	419
Piraeus Financial Holdings S.A. - Class R	45	380
		799
Argentina 0.1%
Globant S.A. (a)	2	138
Grupo Financiero Galicia S.A. - Class B - ADR (e)	7	195
MercadoLibre, Inc. (a)	—	453
		786
Norway 0.1%
Aker BP ASA	1	31
DNB Bank ASA	3	79
Equinor ASA	3	64
Equinor ASA - ADR	9	231
Gjensidige Forsikring ASA	1	22
Kongsberg Gruppen ASA	2	55
Mowi ASA	2	37
Norsk Hydro ASA	5	34
Orkla ASA	3	28
SalMar ASA	—	15
Storebrand ASA	2	25
Telenor ASA	2	40
Var Energi ASA	3	11
Vend Marketplaces ASA - Class A	—	9
Vend Marketplaces ASA - Class B	—	14
Yara International ASA	1	23
		718
Turkey 0.1%
Akbank Turk Anonim Sirketi - Class A	119	179
BIM Birlesik Magazalar Anonim Sirketi - Class A	31	400
		579
United Arab Emirates 0.1%
Adnoc Drilling Company PJSC	115	176
Emaar Properties PJSC	98	350
		526
Israel 0.1%
Azrieli Group Ltd.	—	13
Bank Hapoalim B.M.	5	105
Bank Leumi Le-Israel B.M.	6	116
Elbit Systems Ltd.	—	48
ICL Group Ltd	3	18
Israel Discount Bank Limited	5	48
Mizrahi Tefahot Bank Ltd	1	36
Nice Ltd (a)	—	36
Teva Pharmaceutical Industries Ltd (a)	4	91
		511
Hungary 0.1%
OTP Bank Nyrt.	5	463
Canada 0.1%
Shopify Inc. - Class A (a)	3	429
Poland 0.0%
Allegro.eu (a) (d)	2	24
Bank Polska Kasa Opieki - Spolka Akcyjna	1	40
Dino Polska Spolka Akcyjna (a) (d)	3	30
ING Bank Slaski Spolka Akcyjna	—	11
KGHM Polska Miedz Spolka Akcyjna (a)	1	24
LPP Spolka Akcyjna	—	24
Orlen S.A.	2	54
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna	3	65
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	2	33
Santander Bank Polska Spolka Akcyjna	—	20
		325
Peru 0.0%
Credicorp Ltd.	1	315
Luxembourg 0.0%
ArcelorMittal	2	60
Millicom International Cellular S.A.	5	226
Tenaris S.A.	1	26
		312
Qatar 0.0%
Qatar National Bank (Q.P.S.C)	61	310
Portugal 0.0%
EDP Renovaveis, S.A.	1	13
EDP, S.A.	11	52
Galp Energia, SGPS, S.A. - Class B	2	31
Jeronimo Martins, SGPS, S.A.	8	196
		292
Macau 0.0%
Galaxy Entertainment Group Limited	48	264
Sands China Ltd.	8	22
		286
Austria 0.0%
Andritz AG	—	18
BAWAG Group AG (d)	—	39
Erste Group Bank AG	1	114
OMV Aktiengesellschaft	1	30
Raiffeisen Bank International AG	1	20
Telekom Austria Aktiengesellschaft	—	4
Verbund AG	—	20
		245
Kazakhstan 0.0%
Joint Stock Company Kaspi.Kz - ADR (d)	2	175
Thailand 0.0%
Bumrungrad Hospital Public Company Limited - NVDR	30	161
Philippines 0.0%
Bank of The Philippine Islands	66	131
New Zealand 0.0%
Auckland International Airport Limited	6	27
Fisher & Paykel Healthcare Corporation Limited	2	46
Meridian Energy Limited	5	16
		89

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Chile 0.0%
Antofagasta PLC	1	51
Russian Federation 0.0%
Evraz PLC (a) (c) (d)	1	—
Public Joint Stock Company Severstal - GDR (a) (c) (d)	15	—
Total Common Stocks (cost $446,477)		463,192
CORPORATE BONDS AND NOTES 19.6%
United States of America 14.7%
A + N Real Estate & Business Management Corporation
5.63%, 08/15/29 (f)	590	574
AAR Escrow Issuer, LLC
6.75%, 03/15/29 (f)	471	486
Acrisure, LLC
4.25%, 02/15/29 (f)	495	478
Adient Global Holdings Ltd
7.00%, 04/15/28 (f)	257	263
ADT Security Corporation, The
4.13%, 08/01/29 (f)	496	480
Aethon United BR LP
7.50%, 10/01/29 (f)	443	462
Allegiant Travel Company
7.25%, 08/15/27 (f)	444	450
Alliant Holdings Intermediate, LLC
6.75%, 04/15/28 (f)	759	772
Allied Universal Holdco LLC
6.88%, 06/15/30 (f)	983	1,011
Alta Equipment Group Inc.
9.00%, 06/01/29 (f)	444	415
AMC Networks, Inc.
10.25%, 01/15/29 (f)	515	543
American Airlines, Inc.
5.75%, 04/20/29 (f)	931	935
8.50%, 05/15/29 (f)	472	492
American Axle & Manufacturing, Inc.
5.00%, 10/01/29 (e)	472	448
AmeriGas Partners, L.P.
9.50%, 06/01/30 (f)	432	452
AmWINS Group, Inc.
6.38%, 02/15/29 (f)	206	210
4.88%, 06/30/29 (f)	150	146
Antero Resources Corporation
5.38%, 03/01/30 (f)	700	704
Anywhere Real Estate Group LLC
7.00%, 04/15/30 (f)	545	552
9.75%, 04/15/30 (f)	41	45
APH Somerset Inv 2 LLC
7.88%, 11/01/29 (f)	162	169
Arbor Realty SR, Inc.
7.88%, 07/15/30 (f)	420	442
Arches Buyer Inc.
4.25%, 06/01/28 (f)	544	533
Aris Water Holdings, LLC
7.25%, 04/01/30 (f)	417	440
Avantor, Inc.
4.63%, 07/15/28 (f)	501	493
Avis Budget Car Rental, LLC
8.25%, 01/15/30 (e) (f)	706	732
Axalta Coating Systems, LLC
4.75%, 06/15/27 (f)	287	286
3.38%, 02/15/29 (f)	195	185
Axon Enterprise, Inc.
6.13%, 03/15/30 (f)	532	547
B&G Foods, Inc.
5.25%, 09/15/27 (e)	131	127
8.00%, 09/15/28 (f)	497	482
Ball Corporation
6.88%, 03/15/28	248	253
6.00%, 06/15/29	464	475
Bausch + Lomb Corporation
8.38%, 10/01/28 (f)	618	645
Bausch Health Companies Inc.
11.00%, 09/30/28 (f)	82	86
Big River Steel LLC
6.63%, 01/31/29 (f)	71	71
Block, Inc.
5.63%, 08/15/30 (f)	609	617
Boyd Gaming Corporation
4.75%, 12/01/27	317	316
Brandywine Operating Partnership, L.P.
8.88%, 04/12/29	107	116
Bread Financial Payments, Inc.
9.75%, 03/15/29 (f)	459	490
Caesars Entertainment, Inc.
4.63%, 10/15/29 (f)	158	151
7.00%, 02/15/30 (f)	912	938
California Resources Corporation
8.25%, 06/15/29 (f)	522	545
Calpine Corporation
4.50%, 02/15/28 (f)	182	181
5.13%, 03/15/28 (f)	137	137
Carnival Corporation
6.00%, 05/01/29 (f)	884	897
5.75%, 03/15/30 (f)	32	33
CCO Holdings, LLC
6.38%, 09/01/29 (f)	650	659
CDI Escrow Issuer, Inc.
5.75%, 04/01/30 (f)	184	184
Celanese US Holdings LLC
6.67%, 07/15/27 (g) (h)	481	493
6.85%, 11/15/28 (g) (h) (i)	40	42
6.50%, 04/15/30	742	747
Central Parent Inc.
7.25%, 06/15/29 (f)	353	306
Century Communities, Inc.
3.88%, 08/15/29 (f) (h)	282	265
Chart Industries, Inc.
7.50%, 01/01/30 (f)	97	101
Charter Communications Operating, LLC
2.80%, 04/01/31	600	542
6.65%, 02/01/34	50	53
6.38%, 10/23/35	650	680
Chemours Company, The
5.75%, 11/15/28 (f)	163	159
4.63%, 11/15/29 (f)	443	400
Chevron Phillips Chemical Company LLC
3.40%, 12/01/26 (f)	52	52
Cinemark USA, Inc.
5.25%, 07/15/28 (f)	495	493
Citigroup Inc.
1.12%, 01/28/27	100	99
4.54%, 09/19/30	923	927
2.56%, 05/01/32	600	541
Civitas Resources, Inc.
8.38%, 07/01/28 (f)	615	638
Clarios Global LP
6.75%, 05/15/28 - 02/15/30 (f)	717	736
Clarivate Science Holdings Corporation
3.88%, 07/01/28 (f)	168	162
4.88%, 07/01/29 (f)	611	577
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/28 (f)	481	480
7.88%, 04/01/30 (f)	507	532
Cleveland-Cliffs Inc.
6.88%, 11/01/29 (f)	689	703
6.75%, 04/15/30 (f)	18	18
Cloud Software Group, Inc.
6.50%, 03/31/29 (f)	1,301	1,313
9.00%, 09/30/29 (f)	597	619
Clydesdale Acquisition Holdings, Inc.
8.75%, 04/15/30 (f)	785	806
Coinbase Global, Inc.
3.38%, 10/01/28 (f)	394	374
CommScope Finance LLC
8.25%, 03/01/27 (e) (f)	496	502
CommScope, LLC.
4.75%, 09/01/29 (f)	144	143

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Community Health Systems, Inc.
5.25%, 05/15/30 (f)	740	670
Compass Group Diversified Holdings LLC
5.25%, 04/15/29 (f) (j)	571	528
Compass Minerals International, Inc.
8.00%, 07/01/30 (f)	451	472
Comstock Resources, Inc.
6.75%, 03/01/29 (f)	803	802
5.88%, 01/15/30 (f)	22	21
Consolidated Communications, Inc.
6.50%, 10/01/28 (f)	370	376
Coreweave, Inc.
9.25%, 06/01/30 (f)	775	800
CP Atlas Buyer, Inc.
9.75%, 07/15/30 (f)	419	441
Credit Acceptance Corporation
9.25%, 12/15/28 (f)	375	394
Crescent Energy Finance LLC
9.25%, 02/15/28 (f)	425	442
CrowdStrike Holdings, Inc.
3.00%, 02/15/29	519	495
Crown Americas LLC
5.25%, 04/01/30	433	439
CSC Holdings, LLC
11.75%, 01/31/29 (f)	1,007	850
Cushman & Wakefield U.S. Borrower, LLC
6.75%, 05/15/28 (f)	309	312
Darling Ingredients Inc.
6.00%, 06/15/30 (f)	126	127
Dealer Tire, LLC
8.00%, 02/01/28 (f)	26	26
Delek Logistics Partners, LP
8.63%, 03/15/29 (f)	536	559
Diamond Escrow Issuer, LLC
9.75%, 11/15/28 (f)	632	663
DIRECTV Financing, LLC
5.88%, 08/15/27 (f)	758	757
8.88%, 02/01/30 (f)	549	544
Discovery Communications, LLC
4.13%, 05/15/29	57	55
3.63%, 05/15/30	960	889
DISH DBS Corporation
7.38%, 07/01/28	951	876
DISH Network Corporation
11.75%, 11/15/27 (f)	1,147	1,214
DTE Energy Company
5.05%, 10/01/35	388	386
Duquesne Light Holdings, Inc.
3.62%, 08/01/27 (f)	750	735
Edgewell Personal Care Colombia S A S
5.50%, 06/01/28 (f)	369	368
Edison International
8.13%, 06/15/53	127	130
Elastic N.V.
4.13%, 07/15/29 (f)	278	267
Embecta Corp.
5.00%, 02/15/30 (e) (f)	456	432
Encore Capital Group, Inc.
9.25%, 04/01/29 (f)	322	340
8.50%, 05/15/30 (f)	206	219
Energy Transfer LP
7.13%, 10/01/54 (e)	150	155
EQT Corporation
4.50%, 01/15/29	385	386
Equipmentshare.Com Inc
9.00%, 05/15/28 (f)	532	562
Excelerate Energy Limited Partnership
8.00%, 05/15/30 (f)	479	510
Fertitta Entertainment LLC
4.63%, 01/15/29 (f)	60	57
Ford Motor Company
3.25%, 02/12/32	150	131
Ford Motor Credit Company LLC
3.78%, 09/16/29, EUR	162	190
Fortrea Holdings Inc.
7.50%, 07/01/30 (e) (f)	464	436
Fortress Transportation And Infrastructure Investors LLC
5.50%, 05/01/28 (f)	543	543
Freedom Mortgage Holdings LLC
9.25%, 02/01/29 (f)	531	560
Frontier Communications Parent, Inc.
5.88%, 10/15/27 (f)	434	434
5.00%, 05/01/28 (f)	792	790
Gap, Inc., The
3.63%, 10/01/29 (f)	509	476
GCI, LLC
4.75%, 10/15/28 (f)	356	346
Gen Digital Inc.
6.75%, 09/30/27 (f)	512	520
General Motors Financial Company, Inc.
5.25%, 03/01/26 (e)	100	100
Genesis Energy, L.P.
8.25%, 01/15/29	46	48
GEO Group, Inc., The
8.63%, 04/15/29	442	468
Goldman Sachs Bank USA
4.98%, (SOFR + 0.77%), 03/18/27 (f) (i)	160	160
Goldman Sachs Group, Inc., The
0.88%, 01/21/30, EUR (d)	740	802
Gray Media, Inc.
10.50%, 07/15/29 (f)	578	625
Group 1 Automotive, Inc.
4.00%, 08/15/28 (f)	457	444
Herbalife International, Inc.
12.25%, 04/15/29 (f)	573	625
4.88%, 06/01/29 (f)	19	17
Herc Holdings Inc.
6.63%, 06/15/29 (f)	591	607
7.00%, 06/15/30 (f)	306	318
Hertz Vehicle Financing II LP
12.63%, 07/15/29 (f)	459	486
Hess Infrastructure Partners LP
5.88%, 03/01/28 (f)	364	371
Hillenbrand, Inc.
6.25%, 02/15/29	430	441
Hilton Domestic Operating Company Inc.
5.75%, 05/01/28 (f)	514	515
3.75%, 05/01/29 (f)	73	70
Hologic, Inc.
6.00%, 01/31/33 (c) (k)	20	16
HUB International Limited
7.25%, 06/15/30 (f)	1,054	1,100
Icahn Enterprises L.P.
5.25%, 05/15/27	415	408
10.00%, 11/15/29 (f)	630	633
Imola Merger Corporation
4.75%, 05/15/29 (f)	783	762
Iron Mountain Incorporated
5.00%, 07/15/28 (f)	566	563
ITT Holdings LLC
6.50%, 08/01/29 (f)	172	169
Jazz Securities Designated Activity Company
4.38%, 01/15/29 (f)	670	653
Jefferies Finance LLC
5.00%, 08/15/28 (f)	268	259
KeHE Distributors, LLC
9.00%, 02/15/29 (f)	542	570
KeyCorp
6.40%, 03/06/35	700	759
Kinetik Holdings LP
6.63%, 12/15/28 (f)	750	770
Lamar Media Corp.
3.75%, 02/15/28	327	318
Lamb Weston Holdings, Inc.
4.13%, 01/31/30 (f)	26	25
Light & Wonder, Inc.
6.63%, 03/01/30 (f)	506	470

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Lithia Motors, Inc.
3.88%, 06/01/29 (f)	515	492
Live Nation Entertainment, Inc.
4.75%, 10/15/27 (f)	428	425
Magic Mergeco, Inc.
5.25%, 05/01/28 (f)	552	508
Magnera Corporation
4.75%, 11/15/29 (e) (f)	469	415
Mauser Packaging Solutions Holding Company
7.88%, 04/15/27 (f)	959	970
9.25%, 04/15/27 (f)	351	352
MGM Resorts International
6.13%, 09/15/29	666	678
Midcap Financial Issuer Trust
6.50%, 05/01/28 (f)	561	557
Millennium Escrow Corporation
6.63%, 08/01/26 (f)	332	318
Millrose Properties, Inc.
6.38%, 08/01/30 (f)	620	631
Mohegan Escrow Issuer, LLC
8.25%, 04/15/30 (f)	473	492
Molina Healthcare, Inc.
4.38%, 06/15/28 (f)	325	317
Morgan Stanley
1.51%, 07/20/27	125	122
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (f)	1,368	1,320
5.25%, 10/01/29 (f)	930	922
MVC Acquisition Corp.
5.75%, 08/01/28 (f)	517	516
Nabors Industries, Inc.
7.38%, 05/15/27 (f)	454	461
9.13%, 01/31/30 (f)	61	63
Nationstar Mortgage Holdings Inc.
6.00%, 01/15/27 (f)	502	502
Navient Corporation
5.50%, 03/15/29 (e)	723	709
9.38%, 07/25/30	22	24
NCR Atleos Escrow Corporation
9.50%, 04/01/29 (f)	573	620
Necessity Retail Reit, Inc., The
4.50%, 09/30/28 (f)	236	231
Neptune BidCo US Inc.
9.29%, 04/15/29 (f)	910	893
NESCO Holdings II, Inc.
5.50%, 04/15/29 (f)	543	532
Newell Brands Inc.
8.50%, 06/01/28 (f)	227	241
6.38%, 05/15/30	794	787
Nexstar Media Group, Inc.
4.75%, 11/01/28 (f)	324	316
NFE Financing LLC
12.00%, 11/15/29 (f)	1,091	320
NGL Energy Operating LLC
8.13%, 02/15/29 (f)	414	425
Nissan Motor Acceptance Company LLC
1.85%, 09/16/26 (f)	499	482
Noble Finance II LLC
8.00%, 04/15/30 (f)	622	644
Novelis Corporation
6.88%, 01/30/30 (f)	298	309
Olympus Water US Holding Corporation
4.25%, 10/01/28 (f)	200	192
ON Semiconductor Corporation
3.88%, 09/01/28 (f)	324	314
OneMain Finance Corporation
3.50%, 01/15/27	767	750
3.88%, 09/15/28	213	205
ONEOK, Inc.
5.38%, 06/01/29	500	517
6.50%, 09/01/30 (f)	200	215
Organon & Co.
4.13%, 04/30/28 (f)	811	784
Outfront Media Capital Corporation
4.25%, 01/15/29 (f)	418	402
Owens & Minor, Inc.
6.63%, 04/01/30 (e) (f)	436	359
Owens-Brockway Glass Container Inc.
6.63%, 05/13/27 (f)	313	313
Pagaya Us Holding Company LLC
8.88%, 08/01/30 (f)	443	413
Paramount Global
6.38%, 03/30/62	543	541
Park Intermediate Holdings LLC
5.88%, 10/01/28 (f)	671	670
Pattern Energy Group Inc.
4.50%, 08/15/28 (f)	306	299
PBF Holding Company LLC
6.00%, 02/15/28	39	39
9.88%, 03/15/30 (f)	78	82
PennyMac Financial Services, Inc.
7.88%, 12/15/29 (f)	29	31
Penske Automotive Group, Inc.
3.75%, 06/15/29	399	380
Penske Truck Leasing Co., L.P.
3.40%, 11/15/26 (f)	125	124
PG&E Corporation
5.00%, 07/01/28	586	581
PRA Group, Inc.
8.88%, 01/31/30 (f)	429	443
Prime Healthcare Services, Inc.
9.38%, 09/01/29 (f)	643	669
Prime Security Services Borrower, LLC
3.38%, 08/31/27 (f)	328	319
Primo Water Holdings Inc.
4.38%, 04/30/29 (f)	50	48
Prologis Euro Finance LLC
3.88%, 09/22/37, EUR	232	272
Rand Parent, LLC
8.50%, 02/15/30 (f)	513	533
Realty Income Corporation
4.88%, 07/06/30, EUR	500	629
RITHM Capital Corp.
8.00%, 04/01/29 (f)	245	251
Roblox Corporation
3.88%, 05/01/30 (f)	574	548
Rocket Mortgage, LLC
2.88%, 10/15/26 (f)	471	462
Rocket Software, Inc.
9.00%, 11/28/28 (f)	485	500
Royal Caribbean Cruises Ltd.
5.50%, 08/31/26 (f)	374	375
Sabine Pass Liquefaction, LLC
5.88%, 06/30/26	42	42
Sabre GLBL Inc.
8.63%, 06/01/27 (f)	13	13
11.13%, 07/15/30 (f)	803	780
Safeway Inc.
3.50%, 03/15/29 (f)	156	148
SBA Communications Corporation
3.13%, 02/01/29	701	656
Scih Salt Holdings Inc.
4.88%, 05/01/28 (f)	574	561
Scripps Escrow II, Inc.
3.88%, 01/15/29 (f)	478	422
Sealed Air Corporation
6.13%, 02/01/28 (f)	491	498
Sensata Technologies B.V.
4.00%, 04/15/29 (f)	545	523
Service Properties Trust
8.38%, 06/15/29	463	470
Shutterfly, LLC
8.50%, 10/01/26 (f)	34	17
Simmons Foods, Inc.
4.63%, 03/01/29 (f)	292	280
Sirius XM Radio Inc.
4.00%, 07/15/28 (f)	821	794
SLM Corporation
6.50%, 01/31/30	187	195

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
SM Energy Company
6.75%, 08/01/29 (f)	489	492
Somnigroup International Inc.
4.00%, 04/15/29 (f)	424	407
Sonic Automotive, Inc.
4.63%, 11/15/29 (f)	112	109
Southern Power Company
1.85%, 06/20/26, EUR	650	759
4.90%, 10/01/35	129	127
Southwestern Energy Company
5.38%, 02/01/29	26	26
Spectrum Management Holding Company, LLC
5.50%, 09/01/41	800	732
SRM Escrow Issuer, LLC
6.00%, 11/01/28 (f)	565	565
Staples, Inc.
10.75%, 09/01/29 (f)	863	855
Starwood Property Trust, Inc.
4.38%, 01/15/27 (f)	374	371
7.25%, 04/01/29 (f)	307	322
Stellantis Financial Services US Corp.
5.40%, 09/15/30 (f)	200	201
Sunoco LP
4.50%, 05/15/29 - 04/30/30	391	381
Tallgrass Energy Partners, LP
7.38%, 02/15/29 (f)	499	514
Tenet Healthcare Corporation
4.63%, 06/15/28 (d)	162	161
6.13%, 10/01/28 - 06/15/30	1,200	1,203
4.25%, 06/01/29	460	449
4.38%, 01/15/30	242	235
Tenneco Inc.
8.00%, 11/17/28 (f)	773	774
The Goodyear Tire & Rubber Company
5.00%, 07/15/29	658	636
The PNC Financial Services Group, Inc.
5.10%, 07/23/27	250	252
Tidewater Inc.
9.13%, 07/15/30 (f)	445	477
Toyota Motor Credit Corporation
4.05%, 09/05/28	31	31
TransDigm Inc.
6.75%, 08/15/28 (f)	587	599
4.63%, 01/15/29	354	347
6.38%, 03/01/29 (f)	785	803
4.88%, 05/01/29	220	217
Transocean Inc
8.00%, 02/01/27 (f)	152	152
Travel + Leisure Co.
4.50%, 12/01/29 (f)	484	467
Tronox Incorporated
4.63%, 03/15/29 (f)	812	530
TTM Technologies, Inc.
4.00%, 03/01/29 (f)	276	266
Twilio Inc.
3.63%, 03/15/29	444	423
U.S. Foods Inc.
6.88%, 09/15/28 (f)	457	471
4.75%, 02/15/29 (f)	127	125
Uber Technologies, Inc.
4.80%, 09/15/35	400	396
United Rentals (North America), Inc.
3.88%, 11/15/27	321	316
United Wholesale Mortgage, LLC
5.75%, 06/15/27 (f)	591	590
Uniti Group LP
10.50%, 02/15/28 (f)	921	969
Univision Communications Inc.
8.00%, 08/15/28 (f)	655	679
7.38%, 06/30/30 (f)	451	456
Urban One, Inc.
7.38%, 02/01/28 (f)	15	8
USA Compression Finance Corp.
7.13%, 03/15/29 (f)	54	56
UWM Holdings, LLC
6.63%, 02/01/30 (f)	506	515
V.F. Corporation
2.80%, 04/23/27	329	319
Vail Resorts, Inc.
5.63%, 07/15/30 (f)	427	430
Valaris Limited
8.38%, 04/30/30 (f)	569	590
Venture Global Calcasieu Pass, LLC
3.88%, 08/15/29 (f)	19	18
6.25%, 01/15/30 (f)	785	819
Venture Global LNG, Inc.
9.50%, 02/01/29 (f)	860	948
7.00%, 01/15/30 (e) (f)	1,000	1,035
Victoria's Secret & Co.
4.63%, 07/15/29 (f)	473	452
Vistra Operations Company LLC
4.38%, 05/01/29 (f)	624	611
W. R. Grace Holdings LLC
5.63%, 08/15/29 (f)	576	536
Warner Bros. Discovery, Inc.
4.30%, 01/17/30, EUR	282	326
Warnermedia Holdings, Inc.
4.05%, 03/15/29	664	641
Wayfair LLC
7.25%, 10/31/29 (f)	499	516
Weatherford International Ltd
8.63%, 04/30/30 (f)	673	688
Wesco Distribution, Inc.
7.25%, 06/15/28 (f)	231	234
Whirlpool Corporation
6.13%, 06/15/30	463	467
Williams Scotsman International, Inc.
4.63%, 08/15/28 (f)	582	572
WPC Eurobond B.V.
1.35%, 04/15/28, EUR	650	736
0.95%, 06/01/30, EUR	100	106
Xerox Holdings Corporation
5.50%, 08/15/28 (f)	312	183
XPLR Infrastructure Operating Partners, LP
7.25%, 01/15/29 (e) (f)	492	505
Ziprecruiter, Inc.
5.00%, 01/15/30 (f)	511	412
		133,809
Canada 0.9%
Enbridge Inc.
5.50%, 07/15/77 (k)	150	149
7.38%, 01/15/83 (k)	350	362
GFL Environmental Inc.
4.00%, 08/01/28 (f)	151	147
3.50%, 09/01/28 (f)	751	733
Ontario Teachers' Finance Trust
1.13%, 05/15/26, GBP (d)	2,700	3,563
1.10%, 10/19/27, CAD (f)	297	207
4.25%, 04/25/28 (f)	1,067	1,079
0.10%, 05/19/28, EUR (d)	875	967
Toronto-Dominion Bank, The
3.19%, 02/16/29, EUR (d)	1,000	1,196
		8,403
United Kingdom 0.7%
Barclays PLC
4.48%, 11/11/29	550	551
4.51%, 01/31/33, EUR (d)	850	1,051
Cadent Finance PLC
0.63%, 03/19/30, EUR (d)	885	935
INEOS Quattro Finance 2 plc
8.50%, 03/15/29, EUR (d)	100	117
National Grid PLC
0.25%, 09/01/28, EUR (d)	796	873
Santander UK Group Holdings PLC
2.47%, 01/11/28 (k)	200	195
4.32%, 09/22/29	200	199
Standard Chartered PLC
5.40%, 08/12/36 (f)	550	558

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
TSB Bank PLC
3.32%, 03/05/29, EUR (d)	800	959
2.70%, 02/18/30, EUR (d)	400	468
		5,906
Switzerland 0.6%
Credit Suisse Group AG
7.75%, 03/01/29, EUR (d)	550	719
Holcim US Finance (Luxembourg) S.A.
0.50%, 04/23/31, EUR (d)	858	871
UBS Group AG
4.40%, 09/23/31 (f)	200	200
UBS Switzerland AG
3.30%, 03/05/29, EUR (d)	2,865	3,435
		5,225
Germany 0.5%
Deutsche Bank Aktiengesellschaft
2.31%, 11/16/27	750	734
3.38%, 02/13/31, EUR (d)	300	354
Heidelberg Materials Finance Luxembourg S.A.
4.88%, 11/21/33, EUR (d)	711	909
IHO Verwaltungs GmbH
6.75%, 11/15/29, EUR (d) (j)	100	124
TK Elevator U.S. Newco, Inc.
5.25%, 07/15/27 (f)	306	305
TRATON Finance Luxembourg S.A.
3.75%, 03/27/30 - 01/14/31, EUR (d)	700	832
Volkswagen International Finance N.V.
4.38%, 05/15/30, EUR (d)	500	615
Volkswagen Leasing Gesellschaft Mit Beschrankter Haftung
4.00%, 04/11/31, EUR (d)	50	60
Vonovia SE
2.25%, 04/07/30, EUR (d)	100	113
1.00%, 07/09/30, EUR (d)	600	639
ZF Friedrichshafen AG
7.00%, 06/12/30, EUR (d)	100	122
		4,807
Italy 0.4%
Autostrade per l'italia S.P.A.
5.13%, 06/14/33, EUR (d)	600	765
Banca Monte dei Paschi di Siena S.p.A.
3.50%, 04/23/29, EUR (d)	700	845
Banco BPM Societa' Per Azioni
4.63%, 11/29/27, EUR (d)	600	733
Credito Emiliano S.P.A.
3.25%, 04/18/29, EUR (d)	600	717
ENEL - SPA
6.38%, (100, 04/16/28), EUR (d) (l)	100	126
Intesa Sanpaolo S.p.A
4.88%, 05/19/30, EUR (d)	100	127
5.13%, 08/29/31, EUR (d)	500	648
		3,961
France 0.4%
Alstom
0.13%, 07/27/27, EUR (d)	700	786
Altice Financing S.A.
5.00%, 01/15/28 (f)	250	195
BNP Paribas
5.09%, 05/09/31 (f)	550	560
BPCE SFH
3.38%, 03/13/29, EUR (d)	600	722
Constellium SE
3.75%, 04/15/29 (f)	455	433
Credit Agricole S.A.
4.82%, 09/25/33 (f)	250	249
Engie
3.63%, 03/06/31, EUR (d)	700	840
		3,785
Australia 0.3%
National Australia Bank Limited
3.15%, 02/05/31, EUR (d)	700	836
Transurban Finance Company Pty Ltd
4.92%, 03/24/36 (f)	660	654
Woolworths Group Limited
0.38%, 11/15/28, EUR (d)	750	817
		2,307
Ireland 0.3%
AIB Group Public Limited Company
4.63%, 07/23/29, EUR (d)	600	738
Avolon Holdings Funding Limited
3.25%, 02/15/27 (f)	700	689
Bank of Ireland Group Public Limited Company
5.00%, 07/04/31, EUR (d)	600	762
		2,189
South Korea 0.2%
Export-Import Bank of Korea, The
2.63%, 05/26/26	1,050	1,040
Korea Electric Power Corp
0.75%, 01/27/26 (f)	755	747
		1,787
Mexico 0.1%
Petroleos Mexicanos
6.70%, 02/16/32	800	792
7.69%, 01/23/50	500	454
		1,246
Netherlands 0.1%
Nederlandse Waterschapsbank N.V.
3.50%, 07/20/27, AUD	460	302
Viterra Finance B.V.
1.00%, 09/24/28, EUR (d)	750	836
		1,138
Spain 0.1%
CaixaBank, S.A.
5.00%, 07/19/29, EUR (d)	600	746
Maxam Prill S.a r.l.
6.00%, 07/15/30, EUR (d)	100	119
		865
Denmark 0.1%
Danske Bank A/S
4.50%, 11/09/28, EUR (d)	600	731
Colombia 0.1%
Avianca MidCo 2 PLC
9.00%, 12/01/28 (f)	713	713
Belgium 0.1%
KBC Groep
4.93%, 10/16/30 (f)	672	683
Multi-National 0.0%
Inter-American Development Bank
4.40%, 01/26/26, CAD	490	354
Saudi Arabia 0.0%
GreenSaif Pipelines Bidco S.a r.l.
5.85%, 02/23/36 (d)	250	263
Japan 0.0%
Mitsubishi UFJ Financial Group, Inc.
1.54%, 07/20/27	250	245
Thailand 0.0%
Krungthai Bank Public Company Limited
4.40%, (100, 03/25/26) (d) (l)	200	199
Austria 0.0%
Benteler International Aktiengesellschaft
7.25%, 06/15/31, EUR (d)	100	125
Israel 0.0%
Playtika Holding Corp.
4.25%, 03/15/29 (f)	24	22
Total Corporate Bonds And Notes (cost $173,844)		178,763
GOVERNMENT AND AGENCY OBLIGATIONS 14.9%
Italy 2.8%
Segretariato Generale Della Presidenza Della Repubblica
2.95%, 07/01/30, EUR	16,150	19,135
3.85%, 02/01/35, EUR	2,436	2,951
3.65%, 08/01/35, EUR (f)	2,580	3,062

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
4.30%, 10/01/54, EUR (f)	605	696
		25,844
United States of America 2.7%
Federal Home Loan Mortgage Corporation
6.00%, 07/01/53 - 06/01/55	2,082	2,136
6.50%, 05/01/54 - 08/01/54	1,715	1,782
5.50%, 11/01/54	2,018	2,036
Federal National Mortgage Association, Inc.
6.00%, 09/01/52	159	164
6.50%, 10/01/53	200	207
Government National Mortgage Association
3.00%, 10/20/51	1,138	1,018
Treasury, United States Department of
4.25%, 01/31/26 (b)	11,334	11,341
3.38%, 09/15/27	100	100
1.63%, 10/15/29 (m)	3,370	3,436
1.88%, 07/15/35 (m)	2,098	2,115
		24,335
Germany 1.6%
Bundesrepublik Deutschland
2.20%, 03/11/27, EUR	11,410	13,433
2.90%, 08/15/56, EUR (d)	1,015	1,101
		14,534
Japan 1.6%
Cabinet Office, Government of Japan
1.50%, 06/20/35 - 09/20/43, JPY	1,496,400	8,920
1.00%, 03/20/52, JPY	142,800	612
1.40%, 03/20/55, JPY	123,750	568
2.40%, 03/20/55, JPY	377,800	2,221
0.80%, 03/20/58, JPY	260,150	952
Japan Bank For International Cooperation
4.25%, 01/26/26	688	688
1.63%, 01/20/27	272	264
		14,225
United Kingdom 1.3%
HM Treasury
4.50%, 03/07/35, GBP (d)	6,365	8,436
4.38%, 07/31/54, GBP (d)	2,710	3,052
		11,488
Spain 1.2%
Estado Espanol
3.20%, 10/31/35, EUR (f)	2,615	3,053
4.00%, 10/31/54, EUR (f)	6,929	7,988
		11,041
Canada 1.1%
CIBC Mellon Trust Company
1.25%, 06/15/26, CAD	140	100
Gouvernement de la Province de Quebec
4.00%, 09/01/35, CAD	4,670	3,425
Government of the Province of Alberta
2.90%, 12/01/28, CAD	40	29
Government of the Province of British Columbia
4.70%, 06/18/37, CAD	280	215
2.95%, 06/18/50, CAD	160	88
Ontario, Government of
0.01%, 11/25/30, EUR (d)	1,098	1,121
3.80%, 12/02/34, CAD	6,711	4,884
		9,862
Mexico 0.9%
Gobierno Federal de los Estados Unidos Mexicanos
5.40%, 02/09/28 (e)	292	299
7.75%, 05/29/31, MXN	106,500	5,671
7.50%, 05/26/33, MXN	32,500	1,676
		7,646
Thailand 0.6%
Thailand, Kingdom of
2.80%, 06/17/34, THB	159,965	5,497
Hungary 0.4%
Sandor-Palota
2.13%, 09/22/31 (f)	331	284
5.38%, 09/12/33, EUR (d)	100	127
4.50%, 06/16/34, EUR (d)	230	276
1.75%, 06/05/35, EUR (d)	100	95
7.00%, 10/24/35, HUF	966,280	2,942
		3,724
Saudi Arabia 0.3%
Government of Saudi Arabia
2.90%, 10/22/25 (d)	1,060	1,059
3.25%, 10/26/26 (d)	918	907
4.75%, 01/18/28 (f)	733	742
2.25%, 02/02/33 (f)	322	275
		2,983
Indonesia 0.1%
Republic of Indonesia, The Government of, The
6.63%, 02/15/34, IDR	20,580,000	1,253
Australia 0.1%
Commonwealth of Australia
4.75%, 06/21/54, AUD (d)	1,935	1,238
South Korea 0.1%
Export-Import Bank of Korea, The
4.88%, 01/11/26	422	423
Romania 0.1%
Romania, Government of
2.00%, 04/14/33, EUR (f)	390	358
South Africa 0.0%
South Africa, Parliament of
5.75%, 09/30/49	370	296
Egypt 0.0%
Arab Republic of Egypt
7.30%, 09/30/33 (d)	295	279
Guatemala 0.0%
Gobierno de la Republica de Guatemala
6.25%, 08/15/36 (f)	200	207
Chile 0.0%
Presidencia de la Republica de Chile
3.75%, 01/14/32, EUR	166	199
Panama 0.0%
Government of the Republic of Panama
3.87%, 07/23/60	300	194
Peru 0.0%
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
1.86%, 12/01/32	176	145
El Salvador 0.0%
Presidencia de la Republica de El Salvador
7.65%, 06/15/35 (d)	86	88
France 0.0%
Gouvernement De France
2.70%, 02/25/31, EUR	30	35
Total Government And Agency Obligations (cost $134,664)		135,894
INVESTMENT COMPANIES 3.9%
United States of America 3.9%
iShares MSCI EAFE ETF	1	115
JPMorgan Income ETF (n)	765	35,488
Total Investment Companies (cost $35,579)		35,603
PREFERRED STOCKS 0.2%
Switzerland 0.1%
Chocoladefabriken Lindt & Sprungli AG	—	76
Roche Holding AG	3	897
Schindler Holding AG	—	60
		1,033
Brazil 0.1%
Petroleo Brasileiro S/A Petrobras. (k)	100	586
Germany 0.0%
Bayerische Motoren Werke Aktiengesellschaft	—	20
Dr. Ing. h.c. F. Porsche Aktiengesellschaft	—	21
Henkel AG & Co. KGaA (k)	1	51
Sartorius Aktiengesellschaft	—	23

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Volkswagen Aktiengesellschaft (k)	1	87
		202
Italy 0.0%
Telecom Italia S.p.A.	24	14
Total Preferred Stocks (cost $1,731)		1,835
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.1%
United States of America 0.1%
Aqua Finance Issuer Trust 2025-B
Series 2025-A-B, 4.79%, 05/17/33	215	215
GS Mortgage-Backed Securities Trust 2025-RPL3
Series 2025-A1-RPL3, REMIC, 4.10%, 01/25/65 (g)	99	96
Lendmark Funding Trust 2025-2
Series 2025-A-2, 4.78%, 10/20/29	449	452
Progress Residential 2025-SFR3 Trust
Series 2025-A-SFR3, REMIC, 3.39%, 07/17/30	415	394
Santander Drive Auto Receivables Trust 2025-3
Series 2025-C-3, 4.68%, 01/16/29	96	96
Sierra Timeshare 2025-2 Receivables Funding LLC
Series 2025-A-2A, 4.72%, 04/20/44	89	90
WHARF Commercial Mortgage Trust 2025-DC
Series 2025-A-DC, REMIC, 5.35%, 07/17/30 (i)	100	102
Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,430)		1,445
SHORT TERM INVESTMENTS 10.0%
Investment Companies 9.3%
JNL Government Money Market Fund - Class I, 4.04% (n) (o)	85,029	85,029
Securities Lending Collateral 0.6%
JNL Government Money Market Fund - Class SL, 4.14% (n) (o)	5,539	5,539
Commercial Paper 0.1%
Federation des caisses Desjardins du Quebec
4.26%, 11/14/25	290	289
Certificates of Deposit 0.0%
Deutsche Bank Aktiengesellschaft
4.41%, 07/08/26 (o)	151	151
Total Short Term Investments (cost $91,008)		91,008
Total Investments 99.5% (cost $884,733)		907,740
Other Derivative Instruments 0.1%		518
Other Assets and Liabilities, Net 0.4%		3,745
Total Net Assets 100.0%		912,003

(a) Non-income producing security.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) All or a portion of the security was on loan as of September 30, 2025.

(f) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2025, the value and the percentage of net assets of these securities was $128,414 and 14.1% of the Fund.

(g) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2025.

(h) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2025.

(i) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(j) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(k) Convertible security.

(l) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(m) Treasury inflation indexed note, par amount is adjusted for inflation.

(n) Investment in affiliate.

(o) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL/JPMorgan Global Allocation Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.04% - Class I	16,021	393,318	324,310	1,185	—	—	85,029	9.3
JNL Government Money Market Fund, 4.14% - Class SL	12,418	223,519	230,398	380	—	—	5,539	0.6
JPMorgan Income ETF	42,760	—	7,872	1,615	(126)	726	35,488	3.9
	71,199	616,837	562,580	3,180	(126)	726	126,056	13.8

JNL/JPMorgan Global Allocation Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen N.V.	01/19/22	190	185	—
AIB Group Public Limited Company, 4.63%, 07/23/29	06/07/24	660	738	0.1
Alibaba Group Holding Limited	08/01/24	1,851	2,838	0.3
Allegro.eu	09/17/21	23	24	—
Alstom, 0.13%, 07/27/27	06/07/24	708	786	0.1
Amadeus IT Holding, S.A.	06/08/20	120	136	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL/JPMorgan Global Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Amundi	12/17/21	16	19	—
Arab Republic of Egypt, 7.30%, 09/30/33	09/08/25	277	279	—
Autostrade per l'italia S.P.A., 5.13%, 06/14/33	06/07/24	674	765	0.1
Axis Bank Limited	07/03/25	190	192	—
Banca Monte dei Paschi di Siena S.p.A., 3.50%, 04/23/29	06/10/24	750	845	0.1
Banco BPM Societa' Per Azioni, 4.63%, 11/29/27	06/07/24	658	733	0.1
Bank of Ireland Group Public Limited Company, 5.00%, 07/04/31	06/07/24	676	762	0.1
Barclays PLC, 4.51%, 01/31/33	06/07/24	931	1,051	0.1
BAWAG Group AG	06/08/20	24	39	—
Benteler International Aktiengesellschaft, 7.25%, 06/15/31	09/08/25	127	125	—
BPCE SFH, 3.38%, 03/13/29	01/07/25	631	722	0.1
Budweiser Brewing Company APAC Limited	12/05/23	9	7	—
Bundesrepublik Deutschland, 2.90%, 08/15/56	07/10/25	1,076	1,101	0.1
Cadent Finance PLC, 0.63%, 03/19/30	06/07/24	886	935	0.1
CaixaBank, S.A., 5.00%, 07/19/29	06/07/24	665	746	0.1
Cellnex Telecom, S.A.	04/16/21	87	78	—
China International Capital Corporation Limited - Class H	05/23/25	272	343	0.1
Commonwealth of Australia, 4.75%, 06/21/54	06/12/25	1,232	1,238	0.1
Convatec Group PLC	04/27/20	19	20	—
Credit Suisse Group AG, 7.75%, 03/01/29	06/07/24	644	719	0.1
Credito Emiliano S.P.A., 3.25%, 04/18/29	01/07/25	627	717	0.1
Danske Bank A/S, 4.50%, 11/09/28	06/07/24	655	731	0.1
Deutsche Bank Aktiengesellschaft, 3.38%, 02/13/31	07/11/25	352	354	0.1
Dino Polska Spolka Akcyjna	07/08/22	32	30	—
ENEL - SPA, 6.38% (callable at 100, 04/16/28)	10/15/24	115	126	—
Engie, 3.63%, 03/06/31	04/23/25	811	840	0.1
EQT AB	12/16/22	81	95	—
Evolution AB (publ)	12/03/20	71	58	—
Evraz PLC	05/28/19	5	—	—
Fuyao Glass Industry Group Co., Ltd. - Class H	05/08/23	235	407	0.1
Goldman Sachs Group, Inc., The, 0.88%, 01/21/30	07/14/25	797	802	0.1
Government of Saudi Arabia, 2.90%, 10/22/25	07/08/20	1,061	1,059	0.1
Government of Saudi Arabia, 3.25%, 10/26/26	06/25/20	931	907	0.1
GreenSaif Pipelines Bidco S.a r.l., 5.85%, 02/23/36	06/20/25	252	263	—
Haidilao International Holding Ltd.	05/15/25	181	152	—
Heidelberg Materials Finance Luxembourg S.A., 4.88%, 11/21/33	06/07/24	895	909	0.1
HM Treasury, 4.50%, 03/07/35	07/10/25	8,524	8,436	0.9
HM Treasury, 4.38%, 07/31/54	07/10/25	3,134	3,052	0.3
Holcim US Finance (Luxembourg) S.A., 0.50%, 04/23/31	04/23/25	839	871	0.1
IHO Verwaltungs GmbH, 6.75%, 11/15/29	06/11/25	120	124	—
INEOS Quattro Finance 2 plc, 8.50%, 03/15/29	06/11/25	117	117	—
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A.	09/18/20	13	15	—
Intesa Sanpaolo S.p.A, 4.88%, 05/19/30	06/07/24	113	127	—
Intesa Sanpaolo S.p.A, 5.13%, 08/29/31	06/07/24	573	648	0.1
Joint Stock Company Kaspi.Kz	02/06/25	200	175	—
Krungthai Bank Public Company Limited, 4.40% (callable at 100, 03/25/26)	06/12/25	197	199	—
Mapletree Commercial Trust Treasury Company Pte. Ltd.	06/08/20	10	10	—
Maxam Prill S.a r.l., 6.00%, 07/15/30	09/08/25	118	119	—
Media Group Holdings LLC, 2.00%, 12/31/26	04/28/14	50,938	—	—
Meituan - Class B	04/08/25	350	274	—
National Australia Bank Limited, 3.15%, 02/05/31	06/11/24	747	836	0.1
National Grid PLC, 0.25%, 09/01/28	04/23/25	843	873	0.1
Nongfu Spring Co., Ltd. - Class H	12/18/24	301	425	0.1
Ontario Teachers' Finance Trust, 1.13%, 05/15/26	09/20/22	3,044	3,563	0.4
Ontario Teachers' Finance Trust, 0.10%, 05/19/28	07/16/21	1,037	967	0.1
Ontario, Government of, 0.01%, 11/25/30	10/04/21	1,259	1,121	0.1
Orsted A/S	10/29/21	39	32	—
Pirelli & C. S.p.A.	05/09/23	9	10	—
Poste Italiane - Societa' Per Azioni	04/27/20	25	43	—
Presidencia de la Republica de El Salvador, 7.65%, 06/15/35	09/08/25	86	88	—
Public Joint Stock Company Severstal	12/01/20	243	—	—
Reliance Industries Limited	03/10/25	334	331	0.1
Sandor-Palota, 5.38%, 09/12/33	11/20/23	108	127	—
Sandor-Palota, 4.50%, 06/16/34	09/08/25	276	276	—
Sandor-Palota, 1.75%, 06/05/35	11/20/23	80	95	—
Siemens Healthineers AG	06/18/21	58	57	—
Tenet Healthcare Corporation, 4.63%, 06/15/28	10/01/24	160	161	—
Toronto-Dominion Bank, The, 3.19%, 02/16/29	06/11/24	1,070	1,196	0.1
TRATON Finance Luxembourg S.A., 3.75%, 03/27/30	06/07/24	641	714	0.1
TRATON Finance Luxembourg S.A., 3.75%, 01/14/31	07/11/25	119	118	—
TSB Bank PLC, 3.32%, 03/05/29	06/10/24	861	959	0.1
TSB Bank PLC, 2.70%, 02/18/30	07/10/25	468	468	0.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL/JPMorgan Global Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
UBS Switzerland AG, 3.30%, 03/05/29	06/10/24	3,245	3,435	0.4
Viterra Finance B.V., 1.00%, 09/24/28	06/07/24	745	836	0.1
Volkswagen International Finance N.V., 4.38%, 05/15/30	06/07/24	551	615	0.1
Volkswagen Leasing Gesellschaft Mit Beschrankter Haftung, 4.00%, 04/11/31	06/07/24	54	60	—
Vonovia SE, 2.25%, 04/07/30	06/07/24	100	113	—
Vonovia SE, 1.00%, 07/09/30	06/07/24	561	639	0.1
WH Group Limited	06/08/20	26	34	—
Woolworths Group Limited, 0.38%, 11/15/28	06/07/24	728	817	0.1
WuXi Biologics (Cayman) Inc.	06/17/22	49	71	—
Xiaomi Corporation	08/23/24	419	713	0.1
ZF Friedrichshafen AG, 7.00%, 06/12/30	09/08/25	122	122	—
ZTO Express (Cayman) Inc.	03/19/24	190	167	—
		104,341	57,125	6.3

JNL/JPMorgan Global Allocation Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	54	December 2025	AUD	6,130	25	(5)
Canada 10 Year Bond	19	December 2025	CAD	2,279	—	35
Canada 5 Year Bond	54	December 2025	CAD	6,210	—	13
EUR/USD Spot Rate	24	December 2025		3,545	2	(7)
Euro Bund	65	December 2025	EUR	8,326	19	36
Euro Buxl 30 Year Bond	18	December 2025	EUR	2,071	18	(12)
Euro Schatz	23	December 2025	EUR	2,462	1	(2)
Italy Government BTP Bond	10	December 2025	EUR	1,185	5	16
Japan 10 Year Bond	99	December 2025	JPY	1,354,529	(9)	(71)
Japan 10 Year Bond	3	December 2025	JPY	410,492	—	(21)
JPY/USD Spot Rate	112	December 2025		9,575	48	(36)
Long Gilt	48	December 2025	GBP	4,348	21	17
MSCI EAFE Index	170	December 2025		23,759	91	(84)
MSCI Emerging Markets Index	265	December 2025		17,830	59	186
S&P 500 Index	215	December 2025		71,443	271	999
S&P Communication Services Select Sector Index	62	December 2025		9,578	(17)	95
S&P Technology Select Sector Index	34	December 2025		9,414	62	335
United States 5 Year Note	1,415	January 2026		154,290	55	221
United States Long Bond	4	December 2025		456	(1)	10
					650	1,725
Short Contracts
Euro BOBL	(43)	December 2025	EUR	(5,062)	(8)	(5)
Euro OAT	(3)	December 2025	EUR	(360)	(1)	(5)
Italy Short Term Government BTP Bond	(53)	December 2025	EUR	(5,717)	(4)	(5)
United States 10 Year Note	(90)	December 2025		(10,070)	1	(55)
United States 10 Year Ultra Bond	(17)	December 2025		(1,950)	1	(6)
United States 2 Year Note	(48)	January 2026		(10,018)	(5)	15
United States 5 Year Note	(48)	January 2026		(5,247)	12	5
United States Ultra Bond	(13)	December 2025		(1,510)	2	(51)
					(2)	(107)

JNL/JPMorgan Global Allocation Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/EUR	CIT	10/22/25	EUR	(278)	(327)	2
AUD/USD	BNP	10/22/25	AUD	232	153	—
AUD/USD	GSC	10/22/25	AUD	4,810	3,184	(15)
AUD/USD	HSB	10/22/25	AUD	1,365	904	1
AUD/USD	MSC	10/22/25	AUD	777	514	4
CAD/USD	BCL	10/22/25	CAD	26	19	—
CAD/USD	BNP	10/22/25	CAD	2,299	1,654	(8)
CAD/USD	MSC	10/22/25	CAD	93	66	—
CHF/USD	MSC	10/22/25	CHF	2,509	3,160	1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL/JPMorgan Global Allocation Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
CLP/USD	BNP	10/22/25	CLP	212,178	221	(1)
CZK/USD	CIT	10/22/25	CZK	12,176	588	1
DKK/USD	MSC	10/22/25	DKK	5,223	823	1
EUR/HUF	MSC	10/22/25	HUF	(31,427)	(94)	—
EUR/JPY	CIT	10/22/25	JPY	(55,898)	(379)	—
EUR/USD	CIT	10/22/25	EUR	1,238	1,455	—
EUR/USD	HSB	10/22/25	EUR	3,426	4,028	7
EUR/USD	MSC	10/22/25	EUR	7,654	8,998	5
GBP/CHF	MSC	10/22/25	CHF	(234)	(295)	(3)
GBP/JPY	MSC	10/22/25	JPY	(20,654)	(140)	—
GBP/USD	BNP	10/22/25	GBP	498	669	(4)
GBP/USD	CIT	10/22/25	GBP	485	652	(6)
GBP/USD	CIT	10/22/25	GBP	125	168	—
GBP/USD	HSB	10/22/25	GBP	50	68	(1)
GBP/USD	MSC	10/22/25	GBP	128	172	1
IDR/USD	SCB	10/22/25	IDR	21,246,488	1,275	(19)
ILS/USD	BNP	10/22/25	ILS	2,074	626	5
JPY/USD	BNP	10/22/25	JPY	47,720	323	(1)
JPY/USD	HSB	10/22/25	JPY	3,849,188	26,089	(29)
JPY/USD	HSB	10/22/25	JPY	31,873	216	—
JPY/USD	MSC	10/22/25	JPY	18,408	125	—
KRW/USD	BNP	10/22/25	KRW	6,384,614	4,555	(45)
NOK/USD	CIT	10/22/25	NOK	3,739	375	(3)
NZD/EUR	CIT	10/22/25	EUR	(279)	(328)	—
NZD/USD	BNP	10/22/25	NZD	2,266	1,315	(35)
NZD/USD	CIT	10/22/25	NZD	555	322	(6)
NZD/USD	MSC	10/22/25	NZD	551	320	(9)
PEN/USD	SCB	10/22/25	PEN	727	209	1
PLN/USD	BNP	10/22/25	PLN	4,423	1,217	1
RON/USD	GSC	10/22/25	RON	1,873	432	—
SEK/CHF	MSC	10/22/25	CHF	(130)	(164)	(1)
SEK/EUR	CIT	10/22/25	EUR	(139)	(163)	—
SEK/USD	GSC	10/22/25	SEK	3,501	372	(2)
SEK/USD	MSC	10/22/25	SEK	14,860	1,580	(12)
USD/AUD	CIT	10/22/25	AUD	(496)	(328)	(1)
USD/AUD	HSB	10/22/25	AUD	(79)	(52)	(1)
USD/AUD	HSB	10/22/25	AUD	(788)	(523)	—
USD/AUD	MSC	10/22/25	AUD	(496)	(328)	(3)
USD/AUD	MSC	10/22/25	AUD	(115)	(76)	—
USD/CAD	GSC	10/22/25	CAD	(14)	(10)	—
USD/CAD	HSB	10/22/25	CAD	(32)	(23)	—
USD/CAD	MSC	10/22/25	CAD	(44)	(32)	—
USD/CHF	GSC	10/22/25	CHF	(447)	(563)	(1)
USD/CHF	MSC	10/22/25	CHF	(253)	(318)	1
USD/EUR	CIT	10/22/25	EUR	(237)	(279)	1
USD/EUR	HSB	10/22/25	EUR	(3,173)	(3,730)	(15)
USD/EUR	HSB	10/22/25	EUR	(28)	(33)	—
USD/EUR	MSC	10/22/25	EUR	(6)	(7)	—
USD/GBP	CIT	10/22/25	GBP	(263)	(355)	5
USD/GBP	HSB	10/22/25	GBP	(42)	(57)	—
USD/GBP	MSC	10/22/25	GBP	(243)	(327)	(1)
USD/GBP	MSC	10/22/25	GBP	(132)	(178)	1
USD/HUF	MSC	10/22/25	HUF	(912,304)	(2,743)	(20)
USD/JPY	BCL	10/22/25	JPY	(162)	(1)	—
USD/JPY	BNP	10/22/25	JPY	(2,001)	(14)	—
USD/JPY	HSB	10/22/25	JPY	(9,969)	(67)	—
USD/JPY	MSC	10/22/25	JPY	(322,569)	(2,186)	15
USD/MXN	GSC	10/22/25	MXN	(74,729)	(4,071)	(47)
USD/MXN	MSC	10/22/25	MXN	(2,026)	(110)	—
USD/NZD	CIT	10/22/25	NZD	(552)	(320)	10
USD/SGD	HSB	10/22/25	SGD	(1,183)	(919)	6
USD/THB	MSC	10/22/25	THB	(127,715)	(3,948)	90
					43,359	(130)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan Global Allocation Fund
Assets - Securities
Common Stocks
United States of America	273,375	263	19	273,657
Japan	—	27,803	—	27,803
China	2,264	22,238	—	24,502
France	—	15,825	—	15,825
United Kingdom	343	14,282	—	14,625
Taiwan	876	13,651	—	14,527
Germany	36	11,908	—	11,944
Netherlands	1,762	8,665	—	10,427
India	1,103	7,257	—	8,360
South Korea	423	7,874	—	8,297
Sweden	594	7,392	—	7,986
Switzerland	315	7,054	—	7,369
Australia	262	5,162	—	5,424
Denmark	384	2,752	—	3,136
Hong Kong	87	3,035	—	3,122
Brazil	3,001	—	—	3,001
Spain	—	2,599	—	2,599
Italy	—	2,418	—	2,418
Singapore	280	2,014	—	2,294
South Africa	—	2,090	—	2,090
Mexico	1,513	23	—	1,536
Indonesia	—	1,152	—	1,152
Saudi Arabia	—	969	—	969
Ireland	823	128	—	951
Belgium	—	838	—	838
Finland	—	837	—	837
Greece	—	799	—	799
Argentina	786	—	—	786
Norway	231	487	—	718
Turkey	—	579	—	579
United Arab Emirates	—	526	—	526
Israel	—	511	—	511
Hungary	—	463	—	463
Canada	429	—	—	429
Poland	—	325	—	325
Peru	315	—	—	315
Luxembourg	226	86	—	312
Qatar	—	310	—	310
Portugal	—	292	—	292
Macau	—	286	—	286
Austria	—	245	—	245
Kazakhstan	175	—	—	175
Thailand	—	161	—	161
Philippines	—	131	—	131
New Zealand	—	89	—	89
Chile	—	51	—	51
Corporate Bonds And Notes	—	178,747	16	178,763
Government And Agency Obligations	—	135,894	—	135,894
Investment Companies	35,603	—	—	35,603
Preferred Stocks	586	1,249	—	1,835
Non-U.S. Government Agency Asset-Backed Securities	—	1,445	—	1,445
Short Term Investments	90,568	440	—	91,008
	416,360	491,345	35	907,740
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,983	—	—	1,983
Open Forward Foreign Currency Contracts	—	159	—	159
	1,983	159	—	2,142
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(365)	—	—	(365)
Open Forward Foreign Currency Contracts	—	(289)	—	(289)
	(365)	(289)	—	(654)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL/JPMorgan Hedged Equity Fund
COMMON STOCKS 99.5%
Information Technology 34.4%
Analog Devices, Inc.	27	6,620
Apple Inc. (a)	236	60,221
AppLovin Corporation - Class A (b)	2	1,277
Arista Networks, Inc. (b)	19	2,804
Broadcom Inc.	72	23,731
Cadence Design Systems, Inc. (b)	8	2,716
Cognizant Technology Solutions Corporation - Class A (a)	56	3,755
CrowdStrike Holdings, Inc. - Class A (b)	2	938
Intuit Inc. (a)	6	4,175
Lam Research Corporation	51	6,861
Micron Technology, Inc. (a)	32	5,293
Microsoft Corporation (a)	127	65,972
Motorola Solutions, Inc.	3	1,208
NVIDIA Corporation (a)	405	75,516
NXP Semiconductors N.V.	23	5,160
Oracle Corporation (a)	38	10,794
Palantir Technologies Inc. - Class A (b)	26	4,777
Salesforce, Inc.	24	5,591
Seagate Technology Holdings Public Limited Company	25	5,857
ServiceNow, Inc. (b)	9	7,995
Texas Instruments Incorporated	28	5,218
Western Digital Corporation	15	1,753
		308,232
Financials 13.8%
American Express Company	10	3,282
Ameriprise Financial, Inc.	6	2,733
AON Public Limited Company - Class A	8	2,716
Apollo Global Management, Inc. (a)	23	3,011
Arch Capital Group Ltd.	11	1,030
Arthur J. Gallagher & Co. (a)	22	6,891
Bank of America Corporation	226	11,640
Berkshire Hathaway Inc. - Class B (b)	26	12,865
Capital One Financial Corporation	19	3,944
Charles Schwab Corporation, The	87	8,293
Chubb Limited	4	1,146
Citigroup Inc.	30	3,022
CME Group Inc. - Class A	15	4,076
Corpay Inc (a) (b)	11	3,227
Fidelity National Information Services, Inc. (a)	51	3,338
Fifth Third Bancorp	79	3,500
Klarna Group PLC (b)	2	85
MasterCard Incorporated - Class A (a)	25	14,529
Progressive Corporation, The	14	3,369
Raymond James Financial, Inc.	8	1,325
State Street Corporation	17	1,922
Toast, Inc. - Class A (b)	30	1,093
Truist Financial Corporation	35	1,595
U.S. Bancorp (a)	62	2,981
Visa Inc. - Class A	37	12,641
Wells Fargo & Company	113	9,489
Wex, Inc. (b)	2	346
		124,089
Consumer Discretionary 11.6%
Amazon.com, Inc. (a) (b)	166	36,551
Aptiv PLC (b)	8	676
AutoZone, Inc. (b)	—	982
Booking Holdings Inc.	—	2,581
Burlington Stores, Inc. (a) (b)	10	2,441
Carnival Corporation (b)	92	2,668
Chipotle Mexican Grill, Inc. (a) (b)	98	3,861
DoorDash, Inc. - Class A (b)	5	1,473
Expedia Group, Inc.	11	2,300
Hilton Worldwide Holdings Inc. (a)	17	4,532
Lennar Corporation - Class A	8	990
Lowe`s Companies, Inc.	34	8,526
McDonald's Corporation	25	7,564
Nike, Inc. - Class B	18	1,276
Ross Stores, Inc. (a)	30	4,606
Tesla Inc. (b)	42	18,569
Yum! Brands, Inc. (a)	30	4,583
		104,179
Communication Services 10.1%
Alphabet Inc. - Class A (a)	93	22,627
Alphabet Inc. - Class C	60	14,534
AT&T Inc. (a)	140	3,965
Comcast Corporation - Class A	125	3,927
Former Charter Communications Parent, Inc. - Class A (a) (b)	7	2,029
Meta Platforms, Inc. - Class A (a)	40	29,155
Netflix, Inc. (b)	6	7,686
Omnicom Group Inc.	13	1,088
Walt Disney Company, The (a)	42	4,825
Warner Music Group Corp. - Class A	25	845
		90,681
Health Care 8.9%
AbbVie Inc.	47	10,933
Boston Scientific Corporation (b)	26	2,534
Bristol-Myers Squibb Company	95	4,265
Cigna Group, The	12	3,353
Danaher Corporation	28	5,493
Edwards Lifesciences Corporation (a) (b)	49	3,824
Eli Lilly and Company	10	7,903
HCA Healthcare, Inc.	3	1,097
Humana Inc.	9	2,451
Johnson & Johnson	52	9,641
McKesson Corporation	2	1,618
Medtronic, Inc.	65	6,154
Merck & Co., Inc.	14	1,179
Neurocrine Biosciences, Inc. (b)	5	686
Regeneron Pharmaceuticals, Inc. (a)	5	2,887
Stryker Corporation	17	6,188
UnitedHealth Group Incorporated	18	6,143
Vertex Pharmaceuticals Incorporated (a) (b)	7	2,731
Zimmer Biomet Holdings, Inc.	3	311
		79,391
Industrials 7.9%
3M Company	44	6,863
Boeing Company, The (b)	5	1,040
Carrier Global Corporation (a)	64	3,838
Deere & Company	10	4,564
Delta Air Lines, Inc.	22	1,260
Eaton Corporation Public Limited Company	10	3,731
Emerson Electric Co.	17	2,214
FedEx Corporation	9	2,163
GE Vernova Inc.	4	2,649
Howmet Aerospace Inc.	42	8,231
Ingersoll Rand Inc.	17	1,446
Leidos Holdings, Inc.	19	3,636
Masco Corporation	27	1,920
Otis Worldwide Corporation	31	2,810
PACCAR Inc	17	1,687
RTX Corporation (a)	36	6,046
Textron Inc.	22	1,860
Trane Technologies Public Limited Company	17	6,980
TransDigm Group Incorporated (a)	3	3,855
Union Pacific Corporation	9	2,079
United Airlines Holdings, Inc. (b)	5	469
United Rentals, Inc.	1	1,455
		70,796
Consumer Staples 3.9%
Altria Group, Inc.	27	1,767
Church & Dwight Co., Inc.	13	1,167
Coca-Cola Company, The	57	3,808
Kenvue Inc.	47	766
Keurig Dr Pepper Inc.	135	3,433
Mondelez International, Inc. - Class A	85	5,312
PepsiCo, Inc.	45	6,338
Philip Morris International Inc. (a)	25	3,982
Walmart Inc.	82	8,476
		35,049

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Energy 2.9%
Baker Hughes Company - Class A	50	2,430
ConocoPhillips	34	3,254
Diamondback Energy, Inc.	12	1,758
EOG Resources, Inc.	44	4,921
EQT Corporation	9	518
Exxon Mobil Corporation	115	12,998
		25,879
Utilities 2.4%
Ameren Corporation	13	1,365
Entergy Corporation	7	632
NextEra Energy, Inc.	90	6,812
NRG Energy, Inc.	3	509
PG&E Corporation	56	845
Sempra	29	2,619
The Southern Company	77	7,308
Vistra Corp.	6	1,165
		21,255
Materials 1.8%
Ecolab Inc.	10	2,626
Linde Public Limited Company	14	6,433
Martin Marietta Materials, Inc.	2	1,555
Nucor Corporation	4	498
PPG Industries, Inc.	18	1,862
Sherwin-Williams Company, The	4	1,291
Vulcan Materials Company	7	2,027
		16,292
Real Estate 1.8%
Equinix, Inc.	4	2,892
Equity Lifestyle Properties, Inc.	20	1,220
ProLogis Inc.	21	2,405
SBA Communications Corporation - Class A (a)	13	2,526
Ventas, Inc. (a)	58	4,039
Welltower Inc.	16	2,913
		15,995
Total Common Stocks (cost $608,777)		891,838
SHORT TERM INVESTMENTS 3.1%
Investment Companies 3.1%
JNL Government Money Market Fund - Class I, 4.04% (c) (d)	27,612	27,612
Total Short Term Investments (cost $27,612)		27,612
Total Investments 102.6% (cost $636,389)		919,450
Total Purchased Options 1.3% (cost $11,953)		11,763
Other Derivative Instruments (1.3)%		(11,494)
Other Assets and Liabilities, Net (2.6)%		(23,591)
Total Net Assets 100.0%		896,128

(a) All or a portion of the security is pledged or segregated as collateral.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL/JPMorgan Hedged Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.04% - Class I	13,558	149,431	135,377	271	—	—	27,612	3.1

JNL/JPMorgan Hedged Equity Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	15	December 2025	5,033	60	21

JNL/JPMorgan Hedged Equity Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Index Options
S&P 500 Index	Put	6,330.00	12/31/25	1,349	853,917	11,763

JNL/JPMorgan Hedged Equity Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Index Options
S&P 500 Index	Call	7,000.00	12/31/25	1,349	944,300	(8,903)
S&P 500 Index	Put	5,340.00	12/31/25	1,349	720,366	(2,651)
						(11,554)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan Hedged Equity Fund
Assets - Securities
Common Stocks	891,838	—	—	891,838
Short Term Investments	27,612	—	—	27,612
	919,450	—	—	919,450

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan Hedged Equity Fund (continued)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	21	—	—	21
Exchange Traded Purchased Options	11,763	—	—	11,763
	11,784	—	—	11,784
Liabilities - Investments in Other Financial Instruments[1]
Exchange Traded Written Options	(11,554)	—	—	(11,554)
	(11,554)	—	—	(11,554)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL/JPMorgan MidCap Growth Fund
COMMON STOCKS 98.6%
Consumer Discretionary 20.2%
AutoZone, Inc. (a)	7	29,834
Bright Horizons Family Solutions, Inc. (a)	183	19,888
Burlington Stores, Inc. (a)	146	37,114
Carvana Co. - Class A (a)	197	74,283
Chipotle Mexican Grill, Inc. (a)	337	13,227
Coupang, Inc. - Class A (a)	789	25,404
DoorDash, Inc. - Class A (a)	126	34,396
Floor & Decor Holdings, Inc. - Class A (a)	145	10,723
Flutter Entertainment Public Limited Company (a)	299	76,020
Garmin Ltd.	74	18,242
Hilton Worldwide Holdings Inc.	366	94,970
Levi Strauss & Co. - Class A	136	3,167
On Holding AG - Class A (a)	759	32,165
Planet Fitness, Inc. - Class A (a)	271	28,102
Royal Caribbean Cruises Ltd.	356	115,238
Somnigroup International Inc.	402	33,863
Thor Industries, Inc.	167	17,329
Ulta Beauty, Inc. (a)	77	41,849
Wingstop Inc.	63	15,908
		721,722
Information Technology 17.4%
AppLovin Corporation - Class A (a)	42	29,915
Astera Labs, Inc. (a)	54	10,504
Atlassian Corporation - Class A (a)	59	9,389
Ciena Corporation (a)	231	33,625
Cloudflare, Inc. - Class A (a)	324	69,605
Credo Technology Group Holding Ltd (a)	157	22,926
CyberArk Software Ltd. (a)	52	25,350
Datadog, Inc. - Class A (a)	302	42,975
Figma, Inc. - Class A (a)	67	3,482
Gartner, Inc. (a)	92	24,160
GoDaddy Inc. - Class A (a)	120	16,421
HubSpot, Inc. (a)	87	40,627
Monday.Com Ltd. (a)	76	14,758
MongoDB, Inc. - Class A (a)	97	30,208
Monolithic Power Systems, Inc.	39	35,502
Nutanix, Inc. - Class A (a)	343	25,538
Okta, Inc. - Class A (a)	203	18,654
ON Semiconductor Corporation (a)	323	15,916
Rambus Inc. (a)	212	22,046
Rubrik, Inc. - Class A (a)	151	12,396
Snowflake Inc. - Class A (a)	122	27,507
Teledyne Technologies Incorporated (a)	39	22,920
Teradyne, Inc.	226	31,158
Twilio Inc. - Class A (a)	221	22,092
Tyler Technologies, Inc. (a)	29	15,058
		622,732
Industrials 17.4%
AMETEK, Inc.	92	17,305
Axon Enterprise, Inc. (a)	79	56,569
Broadridge Financial Solutions, Inc.	80	19,094
Carlisle Companies Incorporated	52	17,012
Comfort Systems USA, Inc.	77	63,776
Copart, Inc. (a)	303	13,626
ESAB Corporation	148	16,560
FTAI Aviation Ltd.	134	22,417
HEICO Corporation - Class A	210	53,247
Howmet Aerospace Inc.	473	92,852
Ingersoll Rand Inc.	181	14,964
ITT Inc.	189	33,825
Mine Safety Appliances Company, LLC	88	15,154
Quanta Services, Inc.	178	73,676
Rocket Lab Corporation (a) (b)	671	32,127
Trane Technologies Public Limited Company	40	16,829
Vertiv Holdings Co - Class A	411	62,049
		621,082
Health Care 16.1%
Agilent Technologies, Inc.	119	15,288
Alkermes Public Limited Company (a)	359	10,774
Alnylam Pharmaceuticals, Inc. (a)	203	92,432
Cencora, Inc.	155	48,484
Corcept Therapeutics Incorporated (a)	104	8,618
DexCom, Inc. (a)	509	34,258
Edwards Lifesciences Corporation (a)	196	15,262
IDEXX Laboratories, Inc. (a)	42	27,029
Insmed Incorporated (a)	442	63,724
IQVIA Holdings Inc (a)	76	14,344
Irhythm Technologies, Inc. (a)	4	659
Mettler-Toledo International Inc. (a)	17	20,432
Natera, Inc. (a)	261	42,007
Neurocrine Biosciences, Inc. (a)	304	42,692
Nuvalent, Inc. - Class A (a)	178	15,367
Penumbra, Inc. (a)	99	25,004
Revolution Medicines, Inc. (a)	199	9,310
Rhythm Pharmaceuticals, Inc. (a)	70	7,062
Ultragenyx Pharmaceutical Inc. (a)	450	13,531
Veeva Systems Inc. - Class A (a)	208	61,918
Viking Therapeutics, Inc. (a) (b)	297	7,818
		576,013
Financials 10.8%
Affirm Holdings, Inc. - Class A (a)	186	13,602
Ares Management Corporation - Class A	339	54,223
Arthur J. Gallagher & Co.	72	22,210
Coinbase Global, Inc. - Class A (a)	68	22,863
Interactive Brokers Group, Inc. - Class A	413	28,434
Jefferies Financial Group Inc.	398	26,043
LPL Financial Holdings Inc.	85	28,321
MSCI Inc. - Class A	62	35,360
Raymond James Financial, Inc.	149	25,764
Robinhood Markets, Inc. - Class A (a)	452	64,780
Rocket Companies, Inc. - Class A (b)	1,401	27,152
TPG Inc. - Class A	239	13,710
Tradeweb Markets Inc. - Class A	216	23,957
		386,419
Communication Services 6.2%
Reddit, Inc. - Class A (a)	278	64,013
Roblox Corporation - Class A (a)	627	86,875
Take-Two Interactive Software, Inc. (a)	216	55,740
Trade Desk, Inc., The - Class A (a)	296	14,483
		221,111
Energy 3.1%
Cheniere Energy, Inc.	155	36,340
EOG Resources, Inc.	175	19,618
TechnipFMC PLC	427	16,846
Williams Companies, Inc., The	572	36,247
		109,051
Utilities 3.0%
Vistra Corp.	552	108,224
Consumer Staples 1.8%
Casey's General Stores, Inc.	60	33,736
Performance Food Group Company (a)	299	31,074
		64,810
Real Estate 1.6%
CBRE Group, Inc. - Class A (a)	267	41,997
Crown Castle Inc.	146	14,065
		56,062
Materials 1.0%
Eagle Materials Inc.	92	21,426
James Hardie Industries Public Limited Company (a)	782	15,025
		36,451
Total Common Stocks (cost $2,861,196)		3,523,677
SHORT TERM INVESTMENTS 1.7%
Investment Companies 1.5%
JNL Government Money Market Fund - Class I, 4.04% (c) (d)	53,341	53,341

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 4.14% (c) (d)	6,875	6,875
Total Short Term Investments (cost $60,216)		60,216
Total Investments 100.3% (cost $2,921,412)		3,583,893
Other Assets and Liabilities, Net (0.3)%		(11,033)
Total Net Assets 100.0%		3,572,860

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2025.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL/JPMorgan MidCap Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.04% - Class I	34,725	601,661	583,045	1,061	—	—	53,341	1.5
JNL Government Money Market Fund, 4.14% - Class SL	—	117,553	110,678	342	—	—	6,875	0.2
	34,725	719,214	693,723	1,403	—	—	60,216	1.7

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan MidCap Growth Fund
Assets - Securities
Common Stocks	3,523,677	—	—	3,523,677
Short Term Investments	60,216	—	—	60,216
	3,583,893	—	—	3,583,893

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL/JPMorgan Nasdaq Hedged Equity Fund
COMMON STOCKS 98.3%
Information Technology 54.0%
Adobe Inc. (a)	1	268
Advanced Micro Devices, Inc. (a)	4	625
Analog Devices, Inc.	2	409
Apple Inc. (b)	13	3,348
Applied Materials, Inc.	1	203
AppLovin Corporation - Class A (a)	1	431
ASML Holding N.V. - ADR	—	311
Atlassian Corporation - Class A (a)	—	28
Broadcom Inc. (b)	6	2,123
Cisco Systems, Inc.	7	462
Cognizant Technology Solutions Corporation - Class A	1	84
CrowdStrike Holdings, Inc. - Class A (a)	1	282
Datadog, Inc. - Class A (a)	—	43
HubSpot, Inc. (a)	—	90
Intel Corporation (a)	5	181
Intuit Inc.	1	537
Lam Research Corporation	4	528
Marvell Technology, Inc.	3	229
Micron Technology, Inc.	3	475
Microsoft Corporation (b)	7	3,400
NVIDIA Corporation (b)	22	4,092
NXP Semiconductors N.V.	1	260
Oracle Corporation	1	249
Palantir Technologies Inc. - Class A (a)	3	621
Palo Alto Networks, Inc. (a) (b)	2	404
Qualcomm Incorporated	2	321
Seagate Technology Holdings Public Limited Company	1	287
ServiceNow, Inc. (a)	—	147
Shopify Inc. - Class A (a)	2	264
Strategy Inc - Class A (a)	—	67
Synopsys, Inc. (a)	1	320
Teradyne, Inc.	1	87
Texas Instruments Incorporated	2	310
Workday, Inc. - Class A (a)	—	74
		21,560
Communication Services 15.1%
Alphabet Inc. - Class C (b)	9	2,248
Comcast Corporation - Class A	10	302
Former Charter Communications Parent, Inc. - Class A (a)	—	76
Meta Platforms, Inc. - Class A (b)	2	1,543
Netflix, Inc. (a) (b)	1	1,213
Take-Two Interactive Software, Inc. (a)	1	147
T-Mobile US, Inc.	2	463
Trade Desk, Inc., The - Class A (a)	1	37
		6,029
Consumer Discretionary 13.8%
Airbnb, Inc. - Class A (a)	—	43
Amazon.com, Inc. (a) (b)	10	2,123
Booking Holdings Inc.	—	502
Chipotle Mexican Grill, Inc. (a)	3	101
DoorDash, Inc. - Class A (a)	1	181
Lowe`s Companies, Inc.	1	155
Lululemon Athletica Inc. (a)	—	13
Marriott International, Inc. - Class A	1	192
MercadoLibre, Inc. (a)	—	292
O'Reilly Automotive, Inc. (a)	3	315
Pinduoduo (Shanghai) Network Technology Co., Ltd. - ADR (a)	—	59
Ross Stores, Inc.	1	90
Starbucks Corporation	2	134
Tesla Inc. (a) (b)	3	1,332
		5,532
Health Care 4.3%
AbbVie Inc.	1	238
Amgen Inc.	1	161
Biogen Inc. (a)	—	73
Bristol-Myers Squibb Company	2	90
DexCom, Inc. (a)	1	86
Intuitive Surgical, Inc. (a)	1	418
Regeneron Pharmaceuticals, Inc.	—	202
Thermo Fisher Scientific Inc.	—	86
UnitedHealth Group Incorporated	—	76
Vertex Pharmaceuticals Incorporated (a)	1	282
		1,712
Consumer Staples 4.2%
Coca-Cola Company, The	2	148
Costco Wholesale Corporation (b)	1	654
Kraft Heinz Company, The	2	60
Mondelez International, Inc. - Class A	4	269
Monster Beverage 1990 Corporation (a)	3	212
PepsiCo, Inc.	2	335
		1,678
Industrials 3.5%
Copart, Inc. (a)	4	185
CSX Corporation	7	265
Deere & Company	—	117
Eaton Corporation Public Limited Company	—	179
Honeywell International Inc.	2	356
Uber Technologies, Inc. (a)	1	124
United Parcel Service, Inc. - Class B	—	28
Verisk Analytics, Inc.	1	145
		1,399
Utilities 1.2%
Constellation Energy Group, Inc.	—	44
NextEra Energy, Inc.	2	133
The Southern Company	2	154
XCEL Energy Inc.	2	169
		500
Materials 1.0%
Linde Public Limited Company	1	394
Financials 0.7%
Corpay Inc (a)	—	76
MasterCard Incorporated - Class A	—	138
PayPal Holdings, Inc. (a)	1	80
		294
Energy 0.3%
Diamondback Energy, Inc.	1	112
Real Estate 0.2%
ProLogis Inc.	1	80
Total Common Stocks (cost $32,740)		39,290
SHORT TERM INVESTMENTS 2.0%
Investment Companies 2.0%
JNL Government Money Market Fund - Class I, 4.04% (c) (d)	783	783
Total Short Term Investments (cost $783)		783
Total Investments 100.3% (cost $33,523)		40,073
Total Purchased Options 1.9% (cost $741)		742
Other Derivative Instruments (1.9)%		(745)
Other Assets and Liabilities, Net (0.3)%		(117)
Total Net Assets 100.0%		39,953

(a) Non-income producing security.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL/JPMorgan Nasdaq Hedged Equity Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Index Options
NASDAQ 100 Stock Index	Put	23,400.00	12/31/25	16	37,440	742

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL/JPMorgan Nasdaq Hedged Equity Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Index Options
NASDAQ 100 Stock Index	Call	26,125.00	12/31/25	16	41,800	(589)
NASDAQ 100 Stock Index	Put	19,725.00	12/31/25	16	31,560	(156)
						(745)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan Nasdaq Hedged Equity Fund
Assets - Securities
Common Stocks	39,290	—	—	39,290
Short Term Investments	783	—	—	783
	40,073	—	—	40,073
Assets - Investments in Other Financial Instruments[1]
Exchange Traded Purchased Options	742	—	—	742
	742	—	—	742
Liabilities - Investments in Other Financial Instruments[1]
Exchange Traded Written Options	(745)	—	—	(745)
	(745)	—	—	(745)
1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL/JPMorgan U.S. Government & Quality Bond Fund
GOVERNMENT AND AGENCY OBLIGATIONS 82.7%
Mortgage-Backed Securities 25.5%
Federal Home Loan Mortgage Corporation
6.00%, 11/01/28	5	5
7.00%, 10/01/31 - 06/01/32	5	6
5.00%, 08/01/33 - 11/01/54	7,417	7,381
3.20%, 04/01/34	6,376	5,878
5.50%, 07/01/38	514	535
4.50%, 10/01/40	253	253
3.50%, 09/01/46 - 01/01/50	5,181	4,790
3.00%, 01/01/47	1,793	1,637
Federal National Mortgage Association, Inc.
3.10%, 01/01/26	7,500	7,462
6.50%, 03/01/26 - 03/01/36	56	59
3.33%, 03/01/27	2,146	2,126
3.04%, 06/01/27 (a)	1,869	1,842
7.00%, 03/01/29	2	2
8.00%, 12/01/29 - 03/01/31	4	6
2.59%, 09/01/30	6,496	6,110
7.50%, 02/01/31	2	2
1.90%, 12/01/31	35,000	30,598
3.54%, 06/01/32	1,822	1,744
1.94%, 10/01/33	10,000	8,390
2.52%, 09/01/34	6,910	6,008
2.41%, 10/01/34	9,900	8,559
5.50%, 02/01/35 - 03/01/55	6,736	6,867
1.78%, 05/01/35	15,000	11,757
5.00%, 09/01/35 - 06/01/53	36,484	36,460
6.00%, 10/01/35 - 12/01/36	1,132	1,188
2.04%, 06/01/37	5,140	4,015
3.50%, 06/01/42 - 04/01/52	26,006	24,227
4.00%, 06/01/42 - 12/01/50	23,268	22,481
3.00%, 03/01/43 - 09/01/52	30,394	27,182
2.50%, 01/01/52	6,127	5,229
4.50%, 08/01/52 - 10/01/52	58,327	57,090
Government National Mortgage Association
6.00%, 04/15/29 - 01/15/36	240	249
2.50%, 09/15/49 - 08/20/53	16,456	14,271
3.00%, 04/15/50	7,953	7,170
3.50%, 09/20/51	6,495	5,852
U.S. Department of Veterans Affairs
Series 2001-Z-2, REMIC, 6.75%, 02/15/31	248	260
		317,691
U.S. Treasury Note 20.4%
Treasury, United States Department of
2.00%, 11/15/26	17,000	16,679
2.25%, 02/15/27 - 08/15/27	105,000	102,764
0.63%, 03/31/27	25,000	23,903
4.13%, 10/31/27	10,000	10,101
4.00%, 06/30/28	20,000	20,195
1.50%, 11/30/28	20,000	18,725
3.63%, 08/31/30	11,155	11,098
3.38%, 05/15/33	5,800	5,571
3.88%, 08/15/34	10,000	9,848
4.25%, 05/15/35 - 08/15/35	35,455	35,776
		254,660
Collateralized Mortgage Obligations 14.2%
Federal Home Loan Mortgage Corporation
Series 30-264, 3.00%, 07/15/42	4,185	3,886
Series BY-3104, REMIC, 5.50%, 01/15/26	2	2
Series KW-3874, REMIC, 4.50%, 06/15/26	10	10
Series GT-3270, REMIC, 5.50%, 01/15/27	9	9
Series AM-2525, REMIC, 4.50%, 04/15/32	43	43
Series NY-4206, REMIC, 3.00%, 05/15/33	3,474	3,320
Series MJ-2638, REMIC, 5.00%, 07/15/33	267	271
Series MU-2915, REMIC, 5.00%, 01/15/35	389	396
Series AZ-3036, REMIC, 5.00%, 02/15/35	2,410	2,436
Series CB-3688, REMIC, 4.00%, 06/15/36	321	314
Series PB-3283, REMIC, 5.50%, 07/15/36	308	318
Series B-3413, REMIC, 5.50%, 04/15/37	131	133
Series PE-3341, REMIC, 6.00%, 07/15/37	226	236
Series HZ-4365, REMIC, 3.00%, 01/15/40	2,407	2,248
Series QH-3699, REMIC, 5.50%, 07/15/40	270	276
Series PB-4047, REMIC, 3.50%, 01/15/41	464	462
Series YN-4094, REMIC, 3.00%, 08/15/42	1,754	1,661
Series AW-4437, REMIC, 2.50%, 02/15/45	5,143	4,096
Series PY-4493, REMIC, 3.00%, 07/15/45	3,715	3,081
Series DB-4585, REMIC, 3.00%, 05/15/46	5,594	4,405
Series KR-4945, REMIC, 2.50%, 09/25/49	3,990	3,466
Series MD-4937, REMIC, 2.50%, 10/25/49	3,169	2,801
Series PA-4933, REMIC, 2.50%, 10/25/49	5,286	4,645
Series 2020-M55G-1, REMIC, 3.00%, 08/25/59	5,972	5,299
Series 2024-MT-2, REMIC, 3.50%, 05/25/64	2,896	2,507
Series 2025-MAU-1, REMIC, 3.25%, 11/25/64	8,766	7,977
Federal National Mortgage Association, Inc.
Series 2011-PB-145, REMIC, 3.50%, 01/25/32	4,283	4,192
Series 2012-LY-134, REMIC, 3.00%, 12/25/32	2,769	2,627
Series 2013-PY-106, REMIC, 3.00%, 10/25/33	4,076	3,899
Series 2004-AZ-35, REMIC, 4.50%, 05/25/34	1,390	1,375
Series 2015-BY-41, REMIC, 3.00%, 09/25/34	1,714	1,691
Series 2015-BW-15, REMIC, 3.50%, 04/25/35	3,639	3,530
Series 2015-GB-28, REMIC, 3.50%, 05/25/35	4,156	3,982
Series 2015-EY-47, REMIC, 3.00%, 07/25/35	5,051	4,798
Series 2005-PL-64, REMIC, 5.50%, 07/25/35	45	46
Series 2005-BG-97, REMIC, 5.50%, 11/25/35	633	650
Principal Only, Series 2006-HO-23, REMIC, 0.00%, 04/25/36	230	190
Series 2016-LY-30, REMIC, 3.50%, 05/25/36	5,618	5,305
Series 2017-DL-83, REMIC, 3.00%, 10/25/37	5,061	4,523
Series 2010-MB-47, REMIC, 5.00%, 09/25/39	743	757
Series 2010-SL-4, REMIC, 1.53%, (11.33% - (SOFR 30-Day Average * 2.25)), 02/25/40 (a)	25	22
Series 2010-CB-11, REMIC, 4.50%, 02/25/40	32	32
Series 2010-PM-123, REMIC, 4.00%, 07/25/40	286	286
Series 2010-MB-134, REMIC, 4.50%, 12/25/40	1,398	1,351
Series 2002-A3-T4, REMIC, 7.50%, 12/25/41	1,150	1,215
Series 2012-EP-60, REMIC, 3.00%, 04/25/42	388	375
Series 2003-2A4-W3, REMIC, 5.75%, 06/25/42	322	329
Series 2012-HY-102, REMIC, 2.00%, 09/25/42	4,000	3,270
Series 2012-AB-121, REMIC, 3.00%, 11/25/42	2,299	2,096
Series 2003-2A7-W12, REMIC, 4.68%, 06/25/43	707	699
Series 2016-LA-25, REMIC, 3.00%, 07/25/45	1,937	1,829
Series 2015-N-97, REMIC, 3.00%, 11/25/45	13,757	12,131
Series 2019-CA-71, REMIC, 2.50%, 07/25/46	4,422	4,145
Series 2017-CA-52, REMIC, 3.00%, 07/25/47	2,705	2,424
Series 2019-PA-65, REMIC, 2.50%, 05/25/48	1,604	1,481
Series 2019-KA-42, REMIC, 3.00%, 07/25/49	7,843	7,192
Series 2019-JA-81, REMIC, 2.50%, 09/25/49	4,084	3,574
Series 2009-A-W1, REMIC, 5.99%, 12/25/49	75	78
Series 2020-JC-12, REMIC, 2.00%, 03/25/50	7,898	6,486
REMIC, 0.50%, 09/25/54	1,683	1,502
Government National Mortgage Association
Series 2003-ZA-75, REMIC, 5.50%, 09/20/33	216	223
Series 2003-Z-114, REMIC, 6.00%, 12/16/33	318	325
Series 2007-MB-2, REMIC, 5.50%, 01/20/37	471	487
Interest Only, Series 2008-SA-40, REMIC, 2.14%, (6.29% - (1 Month Term SOFR * 1)), 05/16/38 (a)	415	26
Series 2009-TX-42, REMIC, 4.50%, 06/20/39	888	878
Series 2011-Z-29, REMIC, 5.00%, 05/20/40	10,372	10,360
Interest Only, Series 2011-SH-97, REMIC, 1.88%, (6.02% - (1 Month Term SOFR * 1)), 07/20/41 (a)	811	70
Series 2015-PL-157, REMIC, 3.00%, 10/20/45	12,872	10,715
Series 2016-AC-19, REMIC, 3.00%, 02/20/46	1,284	1,039
Principal Only, Series 2018-BO-46, REMIC, 0.00%, 03/20/48	4,212	3,607
Principal Only, Series 2022-AO-94, REMIC, 0.00%, 05/20/52	3,333	2,397
Series 2025-JS-100, REMIC, 3.88%, (15.95% - (SOFR 30-Day Average * 2.75)), 06/20/55 (a)	3,959	3,922
Series 2013-FA-H16, REMIC, 5.01%, (1 Month Term SOFR + 0.65%), 07/20/63 (a)	728	727
		177,156
U.S. Treasury Bond 12.5%
Treasury, United States Department of
2.00%, 11/15/41 - 02/15/50	72,500	47,754

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
2.38%, 02/15/42	15,000	11,107
3.88%, 02/15/43 - 05/15/43	18,000	16,321
3.75%, 11/15/43	48,000	42,488
3.00%, 05/15/45 - 02/15/48	37,500	28,942
4.88%, 08/15/45	6,480	6,625
2.25%, 08/15/49	5,000	3,190
		156,427
Commercial Mortgage-Backed Securities 4.0%
Federal Home Loan Mortgage Corporation
Series A1-K087, REMIC, 3.59%, 10/25/27	860	856
Series A2-K145, REMIC, 2.58%, 05/25/32	4,265	3,854
Series A2-K149, REMIC, 3.53%, 08/25/32	6,000	5,725
Series APT2-Q013, REMIC, 1.17%, 05/25/50 (a)	4,385	4,168
Federal National Mortgage Association, Inc.
Series 2017-A2-M13, REMIC, 3.03%, 09/25/27 (a)	1,830	1,792
Series 2019-A2-M1, REMIC, 3.66%, 09/25/28 (a)	2,836	2,793
Series 2022-A2-M3, REMIC, 1.76%, 11/25/31 (a)	7,500	6,445
Series 2019-A2-M31, REMIC, 2.85%, 04/25/34	9,000	7,767
Series 2020-AL-M8, REMIC, 2.01%, 03/25/35	9,916	8,030
Series 2019-AL2-M14, REMIC, 3.07%, 04/25/48	8,865	8,406
		49,836
U.S. Treasury Inflation Indexed Securities 3.2%
Treasury, United States Department of
1.38%, 02/15/44 (b)	46,089	39,364
U.S. Government Agency Obligations 2.9%
Federal Farm Credit Banks Funding Corporation
3.33%, 04/28/37 (c)	7,500	6,694
Federal National Mortgage Association, Inc.
Principal Only, 0.00%, 03/23/28 (c) (d)	4,000	3,619
FHLBanks Office of Finance
5.75%, 06/12/26 (c)	5,000	5,064
Resolution Funding Corporation
Principal Only, 0.00%, 01/15/30 (c) (d) (e)	20,660	17,330
Tennessee Valley Authority
Interest Only, 0.00%, 07/15/37 (c) (d)	6,000	3,425
		36,132
Total Government And Agency Obligations (cost $1,123,361)		1,031,266
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 7.5%
Alternative Loan Trust 2006-OA17
Series 2006-1A1A-OA17, REMIC, 3.85%, (1 Month Term SOFR + 0.31%), 12/20/46 (a) (f)	242	221
Alternative Loan Trust 2006-OA9
Series 2006-2A1A-OA9, REMIC, 3.75%, (1 Month Term SOFR + 0.53%), 07/20/46 (a) (f) (g)	130	109
Bank 2020-BNK26
Series 2020-A4-BN26, REMIC, 2.40%, 02/15/30	5,000	4,555
BBCMS Trust 2015-VFM
Series 2015-A1-VFM, REMIC, 2.47%, 03/12/26	220	218
Bridge 2025-SFR1 Trust
Series 2025-A-SFR1, REMIC, 4.05%, 09/17/30	5,115	4,918
CF Hippolyta Issuer LLC
Series 2020-A1-1, 1.69%, 07/15/60	4,476	3,857
Citigroup Commercial Mortgage Trust 2020-GC46
Series 2020-A5-GC46, REMIC, 2.72%, 02/15/30	8,750	8,072
CP Atlas Buyer, Inc.
Series 2020-A-SFR2, REMIC, 1.27%, 11/17/25	7,238	7,205
Credit Suisse Securities (USA) LLC
Series 2004-4A1-5, REMIC, 6.00%, 09/25/34	108	107
CSAIL 2015-C3 Commercial Mortgage Trust
Series 2015-A4-C3, REMIC, 3.72%, 08/17/48	84	84
Eleven Madison Trust 2015-11MD Mortgage Trust
Series 2015-A-11MD, REMIC, 3.55%, 09/12/35 (a)	2,989	2,971
GS Mortgage Securities Trust 2017-GS7
Series 2017-A4-GS7, REMIC, 3.43%, 07/12/27	10,500	10,275
GS Mortgage Securities Trust 2020-GC45
Series 2020-A5-GC45, REMIC, 2.91%, 12/14/29	10,000	9,341
Hilton Grand Vacations Trust 2025-2
Series 2025-A-2A, 4.54%, 05/25/44	2,860	2,868
IRV Trust 2025-200P
Series 2025-A-200P, REMIC, 5.29%, 02/15/35 (a)	3,600	3,669
MASTR Adjustable Rate Mortgages Trust 2004-10
Series 2004-3A2-1, REMIC, 3.79%, 02/25/34 (a)	179	154
Morgan Stanley Mortgage Loan Trust 2004-8AR
Series 2004-4A2-8AR, REMIC, 5.36%, 10/25/34 (a)	27	26
Nomura Credit & Capital, Inc.
Series 2004-A1-R1, REMIC, 6.50%, 03/25/34	925	794
Progress Residential 2022-SFR3 Trust
Series 2022-A-SFR3, REMIC, 3.20%, 04/19/27 (a)	3,889	3,829
Progress Residential 2024-SFR5 Trust
Series 2025-A-SFR2, 3.31%, 04/17/42	7,983	7,590
PRPM 2025-RPL2, LLC
Series 2025-A1-RPL2, 3.75%, 04/25/55	3,310	3,203
SACO I Trust 2006-6
Series 2006-A-6, REMIC, 4.70%, (1 Month Term SOFR + 0.37%), 06/25/36 (a) (f) (g)	2	11
Structured Asset Mortgage Investments II Trust 2006-AR7
Series 2006-A1A-AR7, REMIC, 2.65%, (1 Month Term SOFR + 0.53%), 08/25/36 (a) (f) (g)	203	166
Tricon American Homes 2020-SFR1 Trust
Series 2020-A-SFR1, REMIC, 1.50%, 07/17/26	11,609	11,363
Wells Fargo Commercial Mortgage Trust 2019-C53
Series 2019-A4-C53, REMIC, 3.04%, 10/17/29	6,000	5,691
Worldwide Plaza Trust 2017-WWP
Series 2017-A-WWP, REMIC, 3.53%, 11/12/27	3,939	2,664
Total Non-U.S. Government Agency Asset-Backed Securities (cost $99,068)		93,961
CORPORATE BONDS AND NOTES 7.2%
Financials 2.6%
Bank of America Corporation
6.20%, 11/10/28	8,315	8,666
BNP Paribas
1.32%, 01/13/27 (h)	6,470	6,411
KeyBank National Association
5.85%, 11/15/27	8,000	8,254
Morgan Stanley
2.70%, 01/22/31	4,300	4,018
State Street Corporation
3.15%, 03/30/31	2,000	1,922
Toyota Motor Credit Corporation
5.45%, 11/10/27	3,500	3,609
		32,880
Communication Services 1.4%
AT&T Inc.
1.65%, 02/01/28	7,515	7,111
T-Mobile USA, Inc.
3.88%, 04/15/30	10,000	9,797
		16,908
Consumer Staples 1.2%
Archer-Daniels-Midland Company
3.25%, 03/27/30 (e)	2,625	2,525
Cargill, Incorporated
2.13%, 04/23/30 (h)	2,480	2,271
Kroger Co., The
1.70%, 01/15/31	5,000	4,371
Philip Morris International Inc.
5.75%, 11/17/32	5,000	5,330
		14,497
Health Care 0.5%
Takeda Pharmaceutical Company Limited
2.05%, 03/31/30	5,000	4,542

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Zoetis Inc.
2.00%, 05/15/30	2,200	2,001
		6,543
Utilities 0.5%
Ameren Illinois Company
5.90%, 12/01/52	625	657
PG&E Recovery Funding LLC
5.54%, 07/15/47	5,115	5,178
		5,835
Industrials 0.4%
Penske Truck Leasing Co., L.P.
5.88%, 11/15/27 (h)	5,000	5,156
Consumer Discretionary 0.3%
Hyundai Capital America
1.80%, 01/10/28 (h)	3,875	3,665
Energy 0.2%
Enterprise Products Operating LLC
3.70%, 02/15/26	1,013	1,012
ONEOK, Inc.
6.10%, 11/15/32	1,520	1,629
		2,641
Materials 0.1%
Nutrien Ltd.
5.95%, 11/07/25	1,225	1,227
Total Corporate Bonds And Notes (cost $90,819)		89,352
SHORT TERM INVESTMENTS 2.4%
Investment Companies 2.2%
JNL Government Money Market Fund - Class I, 4.04% (i) (j)	27,404	27,404
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 4.14% (i) (j)	3,081	3,081
Total Short Term Investments (cost $30,485)		30,485
Total Investments 99.8% (cost $1,343,733)		1,245,064
Other Assets and Liabilities, Net 0.2%		2,151
Total Net Assets 100.0%		1,247,215

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Treasury inflation indexed note, par amount is adjusted for inflation.

(c) The security is a direct debt of the agency and not collateralized by mortgages.

(d) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(e) All or a portion of the security was on loan as of September 30, 2025.

(f) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2025.

(g) The coupon rate represents the weighted average coupon and may differ from the stated coupon rate.

(h) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2025, the value and the percentage of net assets of these securities was $17,503 and 1.4% of the Fund.

(i) Investment in affiliate.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL/JPMorgan U.S. Government & Quality Bond Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.04% - Class I	26,006	263,799	262,401	989	—	—	27,404	2.2
JNL Government Money Market Fund, 4.14% - Class SL	—	7,675	4,594	—	—	—	3,081	0.2
	26,006	271,474	266,995	989	—	—	30,485	2.4

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan U.S. Government & Quality Bond Fund
Assets - Securities
Government And Agency Obligations	—	1,031,266	—	1,031,266
Non-U.S. Government Agency Asset-Backed Securities	—	93,961	—	93,961
Corporate Bonds And Notes	—	89,352	—	89,352
Short Term Investments	30,485	—	—	30,485
	30,485	1,214,579	—	1,245,064

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL/JPMorgan U.S. Value Fund
COMMON STOCKS 99.2%
Financials 25.6%
American Express Company	68	22,479
Ares Management Corporation - Class A	72	11,496
Arthur J. Gallagher & Co.	42	13,134
Bank of America Corporation	741	38,228
Bank of New York Mellon Corporation, The	89	9,702
Berkshire Hathaway Inc. - Class B (a)	40	20,296
BlackRock, Inc.	10	11,131
Blackstone Inc. - Class A	79	13,433
Capital One Financial Corporation	113	24,050
Charles Schwab Corporation, The	320	30,565
Chubb Limited	35	9,881
Citigroup Inc.	156	15,848
Fidelity National Information Services, Inc.	171	11,245
First Citizens BancShares, Inc. - Class A	6	11,136
Goldman Sachs Group, Inc., The	27	21,148
M&T Bank Corporation	75	14,737
Morgan Stanley	149	23,758
Progressive Corporation, The	67	16,421
Travelers Companies, Inc., The	29	8,229
Wells Fargo & Company	591	49,554
		376,471
Industrials 15.5%
3M Company	127	19,675
Carrier Global Corporation	466	27,809
CSX Corporation	382	13,570
Deere & Company	32	14,592
Dover Corporation	109	18,178
Eaton Corporation Public Limited Company	74	27,878
General Dynamics Corporation	73	25,004
Northrop Grumman Corporation	15	8,926
Parker-Hannifin Corporation	20	14,970
Republic Services, Inc.	34	7,757
RTX Corporation	160	26,822
Union Pacific Corporation	95	22,357
		227,538
Health Care 13.1%
AbbVie Inc.	84	19,480
Becton, Dickinson and Company	49	9,092
Boston Scientific Corporation (a)	70	6,827
Bristol-Myers Squibb Company	340	15,321
Cardinal Health, Inc.	74	11,598
Cigna Group, The	52	14,960
CVS Health Corporation	202	15,243
Eli Lilly and Company	11	8,440
Johnson & Johnson	115	21,412
Medtronic, Inc.	114	10,824
Merck & Co., Inc.	150	12,579
Regeneron Pharmaceuticals, Inc.	13	7,325
Thermo Fisher Scientific Inc.	31	15,198
UnitedHealth Group Incorporated	48	16,404
Vertex Pharmaceuticals Incorporated (a)	19	7,341
		192,044
Consumer Discretionary 9.8%
Amazon.com, Inc. (a)	125	27,451
AutoZone, Inc. (a)	3	13,935
Booking Holdings Inc.	1	7,116
Home Depot, Inc., The	51	20,822
Lowe`s Companies, Inc.	97	24,340
McDonald's Corporation	63	19,144
O'Reilly Automotive, Inc. (a)	91	9,828
TJX Companies, Inc., The	141	20,434
		143,070
Information Technology 9.2%
Advanced Micro Devices, Inc. (a)	54	8,716
Analog Devices, Inc.	108	26,641
International Business Machines Corporation	34	9,684
Micron Technology, Inc.	65	10,908
Microsoft Corporation	48	24,726
NXP Semiconductors N.V.	71	16,055
Texas Instruments Incorporated	111	20,433
Western Digital Corporation	152	18,253
		135,416
Energy 5.3%
Chevron Corporation	173	26,901
ConocoPhillips	279	26,347
EOG Resources, Inc.	161	18,097
Exxon Mobil Corporation	63	7,103
		78,448
Consumer Staples 5.2%
Mondelez International, Inc. - Class A	169	10,558
PepsiCo, Inc.	73	10,255
Philip Morris International Inc.	166	27,001
Procter & Gamble Company, The	95	14,570
Walmart Inc.	139	14,347
		76,731
Communication Services 4.6%
Alphabet Inc. - Class C	126	30,657
Comcast Corporation - Class A	419	13,171
Meta Platforms, Inc. - Class A	13	9,729
Walt Disney Company, The	123	14,119
		67,676
Materials 4.2%
Air Products and Chemicals, Inc.	86	23,316
Axalta Coating Systems Ltd. (a)	276	7,886
Ball Corporation	195	9,840
Vulcan Materials Company	67	20,590
		61,632
Utilities 4.1%
CMS Energy Corporation	193	14,148
Entergy Corporation	89	8,305
NextEra Energy, Inc.	210	15,877
Public Service Enterprise Group Incorporated	124	10,376
XCEL Energy Inc.	140	11,294
		60,000
Real Estate 2.6%
American Tower Corporation	38	7,251
AvalonBay Communities, Inc.	21	4,003
Host Hotels & Resorts, Inc.	520	8,845
ProLogis Inc.	45	5,112
Ventas, Inc.	176	12,300
		37,511
Total Common Stocks (cost $1,132,730)		1,456,537
OTHER EQUITY INTERESTS 0.0%
Walter Energy Inc. (a) (b) (c) (d)	1,503	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 0.8%
Investment Companies 0.8%
JNL Government Money Market Fund - Class I, 4.04% (e) (f)	12,293	12,293
Total Short Term Investments (cost $12,293)		12,293
Total Investments 100.0% (cost $1,145,023)		1,468,830
Other Assets and Liabilities, Net (0.0)%		(176)
Total Net Assets 100.0%		1,468,654

(a) Non-income producing security.

(b) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(c) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL/JPMorgan U.S. Value Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.04% - Class I	6,731	137,526	131,964	403	—	—	12,293	0.8

JNL/JPMorgan U.S. Value Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Walter Energy Inc.	08/23/19	—	—	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan U.S. Value Fund
Assets - Securities
Common Stocks	1,456,537	—	—	1,456,537
Other Equity Interests	—	—	—	—
Short Term Investments	12,293	—	—	12,293
	1,468,830	—	—	1,468,830

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL/Lazard International Quality Growth Fund
COMMON STOCKS 97.4%
United Kingdom 18.5%
Diageo PLC	290	6,942
Diploma PLC	120	8,598
Experian PLC	213	10,674
Halma Public Limited Company	340	15,826
InterContinental Hotels Group PLC	67	8,110
London Stock Exchange Group PLC	104	11,908
Relx PLC	275	13,176
Unilever PLC	189	11,221
		86,455
Japan 9.6%
HOYA Corporation	67	9,233
Keyence Corporation	19	7,004
M3, Inc.	598	9,724
Recruit Holdings Co., Ltd.	149	7,986
SMS Co., Ltd.	494	5,200
Toei Animation Co., Ltd.	280	5,765
		44,912
Germany 6.8%
RATIONAL Aktiengesellschaft	12	8,997
SAP SE	46	12,325
Scout24 SE (a)	82	10,323
		31,645
Taiwan 6.5%
Lotes Co., Ltd	142	7,260
Taiwan Semiconductor Manufacturing Company Limited - ADR	83	23,134
		30,394
United States of America 6.5%
Accenture Public Limited Company - Class A	36	8,929
AON Public Limited Company - Class A	36	12,800
Universal Music Group N.V.	295	8,539
		30,268
France 6.4%
EssilorLuxottica	45	14,567
LVMH Moet Hennessy Louis Vuitton	17	10,206
Pernod Ricard	50	4,940
		29,713
Netherlands 6.3%
ASML Holding N.V.	18	17,253
IMCD N.V.	49	5,040
Wolters Kluwer N.V. - Class C	53	7,189
		29,482
Sweden 4.7%
ASSA ABLOY AB - Class B	349	12,127
Hexagon Aktiebolag - Class B	819	9,778
		21,905
Switzerland 4.2%
Partners Group Holding AG	10	12,932
VAT Group AG (a)	17	6,650
		19,582
China 4.0%
Tencent Holdings Limited	221	18,841
Hong Kong 3.9%
AIA Group Limited	876	8,369
Hong Kong Exchanges and Clearing Limited	172	9,759
		18,128
Canada 3.6%
Dollarama Inc.	50	6,574
Toromont Industries Ltd.	94	10,481
		17,055
India 2.7%
HDFC Bank Limited - ADR	364	12,444
Israel 2.3%
Check Point Software Technologies Ltd (b)	52	10,736
Spain 2.3%
Industria de Diseno Textil, S.A.	193	10,670
Brazil 2.1%
TOTVS S.A.	1,167	10,015
South Africa 2.1%
Clicks Group	488	9,974
Australia 1.9%
Computershare Limited	374	8,911
Norway 1.8%
Gjensidige Forsikring ASA	292	8,575
Denmark 1.2%
Coloplast A/S - Class B	64	5,481
Total Common Stocks (cost $421,694)		455,186
PREFERRED STOCKS 1.1%
Germany 1.1%
Sartorius Aktiengesellschaft	23	5,352
Total Preferred Stocks (cost $6,464)		5,352
SHORT TERM INVESTMENTS 1.5%
Investment Companies 1.5%
JNL Government Money Market Fund - Class I, 4.04% (c) (d)	6,926	6,926
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 4.14% (c) (d)	—	—
Total Short Term Investments (cost $6,926)		6,926
Total Investments 100.0% (cost $435,084)		467,464
Other Assets and Liabilities, Net (0.0)%		(14)
Total Net Assets 100.0%		467,450

(a) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL/Lazard International Quality Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.04% - Class I	4,281	64,036	61,391	160	—	—	6,926	1.5
JNL Government Money Market Fund, 4.14% - Class SL	—	9,987	9,987	42	—	—	—	—
	4,281	74,023	71,378	202	—	—	6,926	1.5

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL/Lazard International Quality Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Scout24 SE	10/22/24	7,172	10,323	2.2
VAT Group AG	03/11/24	8,756	6,650	1.4
		15,928	16,973	3.6

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Lazard International Quality Growth Fund
Assets - Securities
Common Stocks	95,113	360,073	—	455,186
Preferred Stocks	—	5,352	—	5,352
Short Term Investments	6,926	—	—	6,926
	102,039	365,425	—	467,464

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL/Loomis Sayles Global Growth Fund
COMMON STOCKS 98.5%
United States of America 60.0%
Alnylam Pharmaceuticals, Inc. (a)	74	33,728
Alphabet Inc. - Class A	239	58,041
Amazon.com, Inc. (a)	252	55,425
Autodesk, Inc. (a)	26	8,272
Block, Inc. - Class A (a)	101	7,322
Boeing Company, The (a)	159	34,232
Deere & Company	21	9,484
Doximity, Inc. - Class A (a)	214	15,680
Expeditors International of Washington, Inc. - Class A	38	4,679
Meta Platforms, Inc. - Class A	108	79,368
Microsoft Corporation	71	36,667
Netflix, Inc. (a)	47	56,791
Oracle Corporation	210	59,150
Qualcomm Incorporated	51	8,501
Salesforce, Inc.	60	14,180
SEI Investments Company	81	6,898
Tesla Inc. (a)	142	63,303
Under Armour, Inc. - Class A (a)	458	2,284
Vertex Pharmaceuticals Incorporated (a)	41	16,229
Visa Inc. - Class A	95	32,436
Yum! Brands, Inc.	32	4,892
		607,562
China 8.4%
Alibaba Group Holding Limited - ADR	55	9,753
Baidu, Inc. - Class A - ADR (a) (b)	87	11,423
Tencent Holdings Limited	405	34,530
Trip.com Group Limited - ADR	292	21,963
Yum China Holdings, Inc.	176	7,572
		85,241
Argentina 6.3%
MercadoLibre, Inc. (a)	28	64,280
Canada 5.2%
Shopify Inc. - Class A (a)	353	52,392
Switzerland 4.8%
CRISPR Therapeutics AG (a)	201	13,026
Nestle S.A. - Class N	58	5,335
Novartis AG - Class N	232	29,747
		48,108
United Kingdom 4.3%
Arm Holdings PLC - ADR (a)	111	15,684
Experian PLC	372	18,598
Reckitt Benckiser Group PLC	39	2,992
Unilever PLC	97	5,779
		43,053
Netherlands 4.0%
Adyen N.V. (a) (c)	18	28,735
NXP Semiconductors N.V.	54	12,213
		40,948
Denmark 1.6%
Novo Nordisk A/S - Class B	294	16,225
France 1.3%
LVMH Moet Hennessy Louis Vuitton	16	10,013
Societe d'exploitation Hoteliere	52	3,299
		13,312
Japan 1.3%
FANUC Corporation	443	12,771
Brazil 1.2%
American Beverage Co Ambev - ADR	5,594	12,474
Hong Kong 0.1%
Budweiser Brewing Company APAC Limited (b) (c)	972	1,034
Total Common Stocks (cost $620,560)		997,400
PREFERRED STOCKS 1.2%
Switzerland 1.2%
Roche Holding AG	38	12,444
Total Preferred Stocks (cost $12,201)		12,444
SHORT TERM INVESTMENTS 0.2%
Investment Companies 0.2%
JNL Government Money Market Fund - Class I, 4.04% (d) (e)	1,738	1,738
Total Short Term Investments (cost $1,738)		1,738
Total Investments 99.9% (cost $634,499)		1,011,582
Other Assets and Liabilities, Net 0.1%		813
Total Net Assets 100.0%		1,012,395

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2025.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL/Loomis Sayles Global Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.04% - Class I	7,561	238,259	244,082	113	—	—	1,738	0.2

JNL/Loomis Sayles Global Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen N.V.	04/21/20	25,039	28,735	2.8
Budweiser Brewing Company APAC Limited	04/21/20	2,323	1,034	0.1
		27,362	29,769	2.9

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Loomis Sayles Global Growth Fund
Assets - Securities
Common Stocks	828,342	169,058	—	997,400
Preferred Stocks	—	12,444	—	12,444
Short Term Investments	1,738	—	—	1,738
	830,080	181,502	—	1,011,582

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL/Lord Abbett Short Duration Income Fund
CORPORATE BONDS AND NOTES 57.7%
Financials 20.5%
AEGON Funding Company LLC
5.50%, 04/16/27 (a) (b)	1,260	1,282
AerCap Ireland Capital Designated Activity Company
6.45%, 04/15/27	289	298
4.63%, 09/10/29	511	516
AIB Group Public Limited Company
6.61%, 09/13/29 (b)	745	791
5.32%, 05/15/31 (b)	200	206
AIG Global Funding
5.20%, 01/12/29 (b)	418	430
Alliant Holdings Intermediate, LLC
6.75%, 10/15/27 (b)	2,086	2,091
Ally Financial Inc.
5.75%, 11/20/25	2,328	2,329
Aon Corporation
8.21%, 01/01/27	617	642
Atlas Warehouse Lending Company, L.P.
6.05%, 01/15/28 (b)	429	439
6.25%, 01/15/30 (b)	750	771
Aviation Capital Group LLC
1.95%, 09/20/26 (b)	2,216	2,166
3.50%, 1/01/27 (b)	609	598
6.25%, 04/15/28 (b)	533	555
5.38%, 07/15/29 (b)	345	354
Avolon Holdings Funding Limited
5.50%, 01/15/26 (b)	1,949	1,951
3.25%, 02/15/27 (b)	378	372
2.53%, 11/18/27 (b)	166	160
4.95%, 01/15/28 (b)	520	525
2.75%, 02/21/28 (b)	478	459
6.38%, 05/04/28 (b)	849	886
5.75%, 03/01/29 - 11/15/29 (b)	939	974
Banco Nacional De Comercio Exterior, S.N.C.
5.88%, 05/07/30 (b)	491	509
Bank of America Corporation
3.97%, 03/05/29	3,309	3,293
Bank of Ireland Group Public Limited Company
2.03%, 09/30/27 (b)	1,172	1,145
5.60%, 03/20/30 (a) (b)	854	885
Barclays PLC
6.50%, 09/13/27	725	740
2.28%, 11/24/27	351	343
5.37%, 02/25/31 (c)	445	458
Blackstone Private Credit Fund
2.63%, 12/15/26	650	635
3.25%, 03/15/27	68	67
4.95%, 09/26/27	184	185
Blackstone Secured Lending Fund
3.63%, 01/15/26	1,027	1,025
2.13%, 02/15/27	366	354
5.88%, 11/15/27	260	266
Block, Inc.
0.00%, 05/01/26 (c) (d)	684	664
2.75%, 06/01/26	1,024	1,010
Blue Owl Credit Income Corp.
3.13%, 09/23/26	67	66
4.70%, 02/08/27	254	254
Blue Owl Technology Finance Corp.
3.75%, 06/17/26 (b)	174	172
BNP Paribas
2.59%, 01/20/28 (b)	1,805	1,766
5.28%, 11/19/30 (b)	255	262
Bread Financial Payments, Inc.
9.75%, 03/15/29 (b)	961	1,026
Brighthouse Financial, Inc.
5.55%, 04/09/27 (b)	935	951
5.65%, 06/10/29 (b)	815	837
Brown & Brown, Inc.
4.70%, 06/23/28	157	159
4.90%, 06/23/30	199	202
Citadel Securities Global Holdings LLC
5.50%, 06/18/30 (b)	861	884
Citigroup Inc.
3.89%, 01/10/28	817	814
4.64%, 05/07/28	1,317	1,325
4.79%, 03/04/29	1,571	1,592
5.17%, 02/13/30	1,268	1,301
4.50%, 09/11/31	593	593
Citizens Bank, National Association
4.58%, 08/09/28 (e)	759	764
Citizens Financial Group, Inc.
5.84%, 01/23/30	1,104	1,150
5.25%, 03/05/31	1,410	1,445
CNO Global Funding
1.75%, 10/07/26 (b)	1,016	992
4.88%, 12/10/27 (b)	505	512
4.38%, 09/08/28 (b)	395	395
4.95%, 09/09/29 (b)	262	267
CommScope Finance LLC
8.25%, 03/01/27 (a) (b)	594	601
Danske Bank A/S
4.30%, 04/01/28 (b)	367	367
4.61%, 10/02/30 (b)	510	513
Discover Bank
5.97%, 08/09/28	464	481
Eagle Funding LuxCo S.a r.l.
5.50%, 08/17/30 (b)	3,584	3,640
Enel Finance International N.V.
4.13%, 09/30/28 (b)	299	298
5.13%, 06/26/29 (b)	675	691
4.38%, 09/30/30 (b)	391	388
Equitable Financial Life Global Funding
5.45%, 03/03/28 (b)	885	910
4.65%, 06/09/28 (b)	388	393
F&G Annuities & Life, Inc.
7.40%, 01/13/28 (f)	736	773
F&G Global Funding
2.30%, 04/11/27 (b)	608	591
5.88%, 06/10/27 - 01/16/30 (b)	1,397	1,446
4.65%, 09/08/28 (b)	257	258
Federation des caisses Desjardins du Quebec
4.57%, 08/26/30 (b)	248	249
First Citizens BancShares, Inc.
5.23%, 03/12/31	1,335	1,354
First Horizon Corporation
5.51%, 03/07/31	526	542
Ford Motor Credit Company LLC
3.38%, 11/13/25	1,539	1,534
6.95%, 06/10/26	200	203
2.70%, 08/10/26	1,131	1,113
5.13%, 11/05/26	2,526	2,532
5.85%, 05/17/27	621	629
7.35%, 11/04/27	591	616
5.80%, 03/08/29	1,112	1,128
5.30%, 09/06/29	1,046	1,043
Freedom Mortgage Corporation
12.00%, 10/01/28 (b)	967	1,025
FWD Group Holdings Limited
5.25%, 09/22/30 (b)	248	248
GA Global Funding Trust
4.40%, 09/23/27 (b)	996	998
5.50%, 01/08/29 (b)	821	850
4.50%, 09/18/30 (b)	794	788
General Motors Financial Company, Inc.
5.40%, 04/06/26 - 05/08/27	442	446
5.00%, 07/15/27	379	384
5.65%, 01/17/29	1,048	1,084
5.55%, 07/15/29	756	781
5.64%, 01/07/30 (g)	377	374
GGAM Finance Ltd.
7.75%, 05/15/26 (b)	1,406	1,410
Goldman Sachs Group, Inc., The
2.64%, 02/24/28	420	411
4.94%, 04/23/28	580	587
4.22%, 05/01/29	3,501	3,503

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
5.22%, 04/23/31	674	696
Home Point Capital Inc.
5.00%, 02/01/26 (b)	906	904
HSBC Holdings PLC
5.60%, 05/17/28	869	887
4.90%, 03/03/29 (c)	681	690
Huntington Bancshares Incorporated
4.44%, 08/04/28	249	250
Intesa Sanpaolo S.p.A.
5.71%, 01/15/26 (b)	200	200
Jane Street Group, LLC
4.50%, 11/15/29 (b)	1,178	1,150
Jefferson Capital Holdings LLC
6.00%, 08/15/26 (b)	957	957
JPMorgan Chase & Co.
5.01%, 01/23/30	2,777	2,845
5.14%, 01/24/31	666	688
2.96%, 05/13/31	489	458
KeyCorp
5.12%, 04/04/31 (a)	259	266
Lincoln Financial Global Funding
4.63%, 05/28/28 (b)	468	473
5.30%, 01/13/30 (b)	523	541
LPL Holdings, Inc.
5.70%, 05/20/27	251	256
4.63%, 11/15/27 (b)	2,619	2,614
4.90%, 04/03/28	314	318
6.75%, 11/17/28	492	525
5.20%, 03/15/30	199	203
5.15%, 06/15/30	471	480
M&T Bank Corporation
4.55%, 08/16/28	637	641
Macquarie AirFinance Holdings Limited
6.40%, 03/26/29 (b)	293	308
8.13%, 03/30/29 (b)	3,090	3,217
5.15%, 03/17/30 (b)	176	178
Macquarie Bank Limited
3.62%, 06/03/30 (b) (c)	392	373
MGIC Investment Corporation
5.25%, 08/15/28	687	686
Morgan Stanley
5.12%, 02/01/29	623	636
4.99%, 04/12/29	673	686
5.45%, 07/20/29	720	744
5.17%, 01/16/30	1,746	1,794
4.43%, 01/23/30	1,841	1,850
5.04%, 07/19/30	383	393
Morgan Stanley Private Bank, National Association
4.73%, 07/18/31	252	256
MSCI Inc.
4.00%, 11/15/29 (b)	820	801
3.63%, 09/01/30 (b)	333	318
3.88%, 02/15/31 (b)	137	131
Mutual Of Omaha Cps Global Funding
5.45%, 12/12/28 (b)	620	641
5.00%, 04/01/30 (b)	390	399
Nationstar Mortgage Holdings Inc.
5.50%, 08/15/28 (b)	753	753
Navient Corporation
6.75%, 06/15/26	1,121	1,133
5.00%, 03/15/27	144	143
NMI Holdings, Inc.
6.00%, 08/15/29	189	196
OneMain Finance Corporation
6.63%, 01/15/28	634	649
Osaic Holdings, Inc.
6.25%, 03/01/28 (b)	569	570
Popular, Inc.
7.25%, 03/13/28	350	366
RGA Global Funding
5.45%, 05/24/29 (b)	502	521
Rocket Companies, Inc.
6.13%, 08/01/30 (b)	705	724
Rocket Mortgage, LLC
2.88%, 10/15/26 (b)	2,188	2,145
Sammons Financial Group, Inc.
5.05%, 01/10/28 (b)	317	322
5.10%, 12/10/29 (b)	491	505
Santander UK Group Holdings PLC
6.53%, 01/10/29 (c)	2,601	2,720
4.32%, 09/22/29	400	399
Societe Generale
5.25%, 02/19/27 (b)	1,126	1,138
Standard Chartered PLC
6.75%, 02/08/28 (b)	393	405
5.69%, 05/14/28 (b)	457	467
Stellantis Financial Services US Corp.
4.95%, 09/15/28 (b)	594	594
5.40%, 09/15/30 (b)	323	324
Synchrony Bank
5.63%, 08/23/27 (e)	1,688	1,724
Synchrony Financial
3.70%, 08/04/26	265	263
3.95%, 12/01/27	223	220
5.02%, 07/29/29	387	390
Synovus Bank
4.00%, 10/29/30	250	248
The PNC Financial Services Group, Inc.
4.90%, 05/13/31	544	555
Truist Financial Corporation
5.44%, 01/24/30	409	423
U.S. Bancorp
4.55%, 07/22/28	564	568
4.65%, 02/01/29	883	893
5.78%, 06/12/29	422	439
5.10%, 07/23/30	646	665
5.05%, 02/12/31	1,687	1,730
UBS Group AG
1.49%, 08/10/27 (b) (c)	313	305
6.44%, 08/11/28 (b) (c)	2,029	2,108
3.87%, 01/12/29 (b) (c)	523	518
5.43%, 02/08/30 (b) (c)	279	288
United Wholesale Mortgage, LLC
5.50%, 11/15/25 (b)	749	749
5.75%, 06/15/27 (b)	430	430
Volkswagen Group of America Finance, LLC
4.90%, 08/14/26 (b)	315	317
5.70%, 09/12/26 (b)	799	809
6.00%, 11/16/26 (b)	400	407
4.95%, 03/25/27 (b)	622	627
4.45%, 09/11/27 (b)	990	992
Wells Fargo & Company
4.81%, 07/25/28	661	669
4.97%, 04/23/29	546	556
5.57%, 07/25/29	1,270	1,316
6.30%, 10/23/29	523	554
5.20%, 01/23/30	2,816	2,897
Western Southern Global Funding
4.50%, 07/16/28 (b)	532	536
4.90%, 05/01/30 (b)	422	432
		149,440
Energy 12.3%
Antero Midstream Partners LP
5.75%, 01/15/28 (b)	1,341	1,341
Antero Resources Corporation
7.63%, 02/01/29 (b)	1,544	1,575
Apa Corp.
4.38%, 10/15/28	2,186	2,129
Aris Water Holdings, LLC
7.25%, 04/01/30 (b)	1,547	1,634
Buckeye Partners, L.P.
3.95%, 12/01/26	1,138	1,129
California Resources Corporation
7.13%, 02/01/26 (b)	747	748
Cheniere Energy, Inc.
4.63%, 10/15/28	353	352
Chord Energy Corporation
6.00%, 10/01/30 (b)	215	213

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Citgo Petroleum Corporation
6.38%, 06/15/26 (b)	1,519	1,519
8.38%, 01/15/29 (b)	777	811
Civitas Resources, Inc.
5.00%, 10/15/26 (b)	2,117	2,110
8.38%, 07/01/28 (b)	1,312	1,361
Columbia Pipelines Holding Company LLC
6.06%, 08/15/26 (b)	1,523	1,542
6.04%, 08/15/28 (b)	538	562
Continental Resources, Inc.
2.27%, 11/15/26 (b)	2,038	1,986
4.38%, 01/15/28	868	863
5.75%, 01/15/31 (b)	559	576
Coterra Energy Inc.
3.90%, 05/15/27	2,053	2,041
4.38%, 03/15/29	1,237	1,234
Crescent Energy Finance LLC
9.25%, 02/15/28 (b)	1,495	1,555
Crestwood Midstream Partners LP
5.63%, 05/01/27 (b)	1,869	1,870
6.00%, 02/01/29 (b)	1,982	2,010
7.38%, 02/01/31 (b)	482	503
Devon Energy Corporation
5.25%, 10/15/27	1,045	1,045
DT Midstream, Inc.
4.13%, 06/15/29 (b)	1,799	1,755
Earthstone Energy Holdings, LLC
8.00%, 04/15/27 (b)	1,493	1,518
Ecopetrol S.A.
8.63%, 01/19/29	1,971	2,140
EQT Corporation
3.13%, 05/15/26 (b)	1,787	1,767
7.50%, 06/01/27 - 06/01/30	1,190	1,237
4.50%, 01/15/29	718	720
6.38%, 04/01/29	1,850	1,920
Expand Energy Corporation
5.88%, 02/01/29 (b)	878	891
Greenko Dutch B.V.
3.85%, 03/29/26 (e)	880	871
3.85%, 03/29/26 (b)	329	326
Gulfport Energy Operating Corporation
6.75%, 09/01/29 (b)	1,009	1,036
Helmerich & Payne, Inc.
4.65%, 12/01/27	525	529
4.85%, 12/01/29 (a)	782	780
Hess Infrastructure Partners LP
5.88%, 03/01/28 (b)	240	244
Hess Midstream Operations LP
5.13%, 06/15/28 (b)	224	224
HF Sinclair Corporation
5.00%, 02/01/28	1,168	1,171
Kinder Morgan Kansas, Inc.
5.00%, 02/01/29	601	615
Kinetik Holdings LP
6.63%, 12/15/28 (b)	656	674
Kosmos Energy Ltd.
7.13%, 04/04/26 (e)	1,425	1,419
Matador Resources Company
6.88%, 04/15/28 (b)	1,304	1,331
Nabors Industries, Inc.
7.38%, 05/15/27 (b)	930	944
NGPL PipeCo LLC
4.88%, 08/15/27 (b)	946	948
Occidental Petroleum Corporation
6.38%, 09/01/28	600	627
5.20%, 08/01/29	318	323
8.88%, 07/15/30	877	1,012
6.63%, 09/01/30	207	222
Ovintiv Canada ULC
5.65%, 05/15/28	873	899
Petrobras Global Finance B.V.
5.13%, 09/10/30	1,013	1,001
Petroleos Mexicanos
6.88%, 10/16/25	2,933	2,929
4.50%, 01/23/26 (a)	776	773
6.49%, 01/23/27	1,003	1,014
Range Resources Corporation
8.25%, 01/15/29	946	970
Repsol E&P Capital Markets US LLC
4.81%, 09/16/28 (b)	200	201
Rockcliff Energy II LLC
5.50%, 10/15/29 (b)	1,050	1,028
Shelf Drilling Management Services DMCC
9.63%, 04/15/29 (b)	1,271	1,332
SM Energy Company
6.75%, 09/15/26	1,662	1,662
6.50%, 07/15/28	682	687
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27	640	646
5.03%, 10/01/29	777	786
Southwestern Energy Company
5.38%, 02/01/29	841	843
Suncor Energy Inc.
7.88%, 06/15/26	671	688
Targa Resources Partners LP
6.88%, 01/15/29	3,882	3,955
Tengizchevroil Finance Company S.a r.l.
4.00%, 08/15/26 (e)	3,662	3,641
USA Compression Finance Corp.
6.88%, 09/01/27	3,923	3,925
Vine Energy Holdings LLC
6.75%, 04/15/29 (b)	1,409	1,424
Viper Energy Partners LLC
4.90%, 08/01/30	526	529
VNOM Sub, Inc.
5.38%, 11/01/27 (b)	1,432	1,433
Welltec International ApS
8.25%, 10/15/26 (b)	517	517
Western Midstream Operating, LP
4.75%, 08/15/28	385	388
6.35%, 01/15/29	1,179	1,241
Whistler Pipeline LLC
5.40%, 09/30/29 (b)	571	588
Williams Companies, Inc., The
4.90%, 03/15/29	659	671
		89,724
Industrials 5.0%
Air Canada
3.88%, 08/15/26 (b)	925	917
Aircastle Limited
5.25%, 03/15/30 (b)	170	173
5.00%, 09/15/30 (b)	316	318
American Airlines, Inc.
5.50%, 04/20/26 (b)	565	565
Boeing Company, The
2.20%, 02/04/26 (f)	2,376	2,358
2.25%, 06/15/26	413	407
2.70%, 02/01/27	504	494
5.04%, 05/01/27 (f)	229	232
6.26%, 05/01/27 (f)	1,205	1,240
3.25%, 02/01/28	425	415
3.20%, 03/01/29	229	221
6.30%, 05/01/29 (f)	981	1,041
5.15%, 05/01/30 (f)	1,590	1,633
Bombardier Inc.
7.13%, 06/15/26 (b)	248	248
7.88%, 04/15/27 (b)	160	161
Chart Industries, Inc.
7.50%, 01/01/30 (b)	1,205	1,256
CNH Industrial Capital LLC
4.75%, 03/21/28	177	179
Fortress Transportation And Infrastructure Investors LLC
5.50%, 05/01/28 (b)	610	610
GEO Group, Inc., The
8.63%, 04/15/29	875	927
GXO Logistics Inc.
1.65%, 07/15/26	1,040	1,018
6.25%, 05/06/29	1,158	1,217

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Husky Injection Molding Systems Ltd.
9.00%, 02/15/29 (b)	150	157
Jacobs Engineering Group Inc.
6.35%, 08/18/28	1,355	1,431
MasTec, Inc.
4.50%, 08/15/28 (b)	1,602	1,598
Mauser Packaging Solutions Holding Company
7.88%, 04/15/27 (b)	260	263
Molex Electronic Technologies, LLC
4.75%, 04/30/28 (b)	669	675
Penske Truck Leasing Co., L.P.
3.40%, 11/15/26 (b)	284	281
4.20%, 04/01/27 (b)	1,403	1,401
Regal Rexnord Corporation
6.05%, 02/15/26 - 04/15/28 (f)	3,077	3,164
6.30%, 02/15/30 (f)	1,736	1,841
Rolls-Royce PLC
3.63%, 10/14/25 (b)	485	485
Spirit AeroSystems, Inc.
3.85%, 06/15/26	1,273	1,264
9.38%, 11/30/29 (b)	120	126
9.75%, 11/15/30 (b)	417	459
TransDigm Inc.
6.75%, 08/15/28 (b)	676	690
Trinity Industries, Inc.
7.75%, 07/15/28 (b)	1,081	1,119
Triton Container International Limited
2.05%, 04/15/26 (b)	778	768
Uber Technologies, Inc.
4.50%, 08/15/29 (b)	3,354	3,340
Vertiv Group Corporation
4.13%, 11/15/28 (b)	658	643
XPO, Inc.
6.25%, 06/01/28 (b)	1,311	1,336
		36,671
Consumer Discretionary 4.7%
AS Mileage Plan IP Ltd.
5.02%, 10/20/29 (b)	258	258
Carnival Corporation
4.00%, 08/01/28 (b)	2,335	2,299
6.00%, 05/01/29 (b)	3,840	3,898
Discovery Communications, LLC
3.95%, 03/20/28	2,368	2,313
Empire Resorts, Inc.
7.75%, 11/01/26 (b)	200	200
Flutter Treasury Designated Activity Company
6.38%, 04/29/29 (b)	1,000	1,032
Hasbro, Inc.
3.90%, 11/19/29 (f)	2,431	2,368
Hyatt Hotels Corporation
5.25%, 06/30/29	361	371
Hyundai Capital America
4.88%, 06/23/27 (b)	462	466
4.30%, 09/24/27 (b)	700	700
2.00%, 06/15/28 (b)	654	615
4.90%, 06/23/28 (b)	649	658
6.10%, 09/21/28 (b)	745	779
5.30%, 01/08/29 (b)	409	419
6.50%, 01/16/29 (b)	157	167
Las Vegas Sands Corp.
3.50%, 08/18/26	1,153	1,144
5.90%, 06/01/27	64	65
Magnum Management Corporation
5.38%, 04/15/27	1,196	1,193
Mattel, Inc.
5.88%, 12/15/27 (b)	1,870	1,872
Nissan Motor Acceptance Company LLC
6.95%, 09/15/26 (b)	1,286	1,305
Prosus N.V.
3.26%, 01/19/27 (b)	875	861
Rakuten Group, Inc.
11.25%, 02/15/27 (b)	1,791	1,941
Royal Caribbean Cruises Ltd.
4.25%, 07/01/26 (b)	824	823
5.50%, 08/31/26 - 04/01/28 (b)	594	599
5.38%, 07/15/27 (b)	764	771
3.70%, 03/15/28	1,493	1,469
SkyMiles IP Ltd.
4.50%, 10/20/25 (b)	250	250
Sodexo, Inc.
5.15%, 08/15/30 (b)	256	262
Stellantis Finance US Inc.
5.35%, 03/17/28 (b)	459	465
Studio City Company Limited
7.00%, 02/15/27 (e)	1,040	1,047
Viking Cruises Limited
5.88%, 09/15/27 (b)	1,016	1,016
Warnermedia Holdings, Inc.
3.76%, 03/15/27	377	371
4.05%, 03/15/29	555	536
ZF North America Capital, Inc.
6.88%, 04/14/28 (b)	1,650	1,670
		34,203
Utilities 3.6%
AES Corporation, The
5.45%, 06/01/28	711	728
Alexander Funding Trust II
7.47%, 07/31/28 (b)	722	772
Algonquin Power & Utilities Corp.
5.37%, 06/15/26 (h)	1,068	1,075
Alliant Energy Finance, LLC
5.40%, 06/06/27 (b)	244	247
5.95%, 03/30/29 (b)	1,349	1,412
Black Hills Corporation
5.95%, 03/15/28	724	752
Calpine Corporation
5.13%, 03/15/28 (b)	691	691
Capital Power (US Holdings) Inc.
5.26%, 06/01/28 (b)	600	611
CenterPoint Energy, Inc.
5.40%, 06/01/29	197	204
Cleco Corporate Holdings LLC
3.74%, 05/01/26	436	433
Comision Federal De Electricidad, E.P.E.
4.69%, 05/15/29 (b)	593	584
5.70%, 01/24/30 (e)	400	405
DTE Energy Company
5.10%, 03/01/29	560	574
Electricite de France
5.70%, 05/23/28 (b)	872	902
Engie
5.25%, 04/10/29 (b)	330	339
Eversource Energy
5.95%, 02/01/29	550	576
Fells Point Funding Trust
3.05%, 01/31/27 (b)	1,561	1,536
ITC Holdings Corp.
4.95%, 09/22/27 (b)	551	558
Liberty Utilities Co.
5.58%, 01/31/29 (b)	688	710
National Fuel Gas Company
5.50%, 10/01/26	562	568
5.50%, 03/15/30 (f)	1,541	1,592
Niagara Mohawk Power Corporation
4.65%, 10/03/30 (b)	455	457
NRG Energy, Inc.
2.00%, 12/02/25 (b)	1,063	1,058
4.73%, 10/15/30 (b)	332	332
OGE Energy Corp.
5.45%, 05/15/29	254	263
Ohio Edison Company
4.95%, 12/15/29 (b)	133	136
PG&E Corporation
3.15%, 01/01/26	1,184	1,181
5.00%, 06/04/28	944	957
5.55%, 05/15/29	494	509
Pinnacle West Capital Corporation
4.90%, 05/15/28	154	156

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
PSEG Power LLC
5.20%, 05/15/30 (b)	389	399
Snam S.p.A.
5.00%, 05/28/30 (b)	388	394
Southwest Gas Corporation
5.80%, 12/01/27	705	726
5.45%, 03/23/28	564	580
System Energy Resources, Inc.
6.00%, 04/15/28	1,500	1,561
Trans-Allegheny Interstate Line Company
5.00%, 01/15/31 (b)	142	146
TransAlta Corporation
7.75%, 11/15/29	114	119
Vistra Operations Company LLC
5.50%, 09/01/26 (b)	358	358
5.05%, 12/30/26 (b)	175	176
3.70%, 01/30/27 (b)	242	240
5.63%, 02/15/27 (b)	1,498	1,499
		26,516
Health Care 3.0%
180 Medical, Inc.
3.88%, 10/15/29 (b)	400	383
Adventist Health System/West
4.74%, 12/01/30	1,777	1,778
Bayer US Finance II LLC
4.25%, 12/15/25 (b)	1,834	1,834
4.38%, 12/15/28 (b)	470	468
Bayer US Finance LLC
6.25%, 01/21/29 (a) (b)	797	838
6.38%, 11/21/30 (b)	873	933
Centene Corporation
4.25%, 12/15/27	4,008	3,942
2.45%, 07/15/28	757	704
Cigna Group, The
4.50%, 09/15/30	331	332
Fresenius Medical Care US Finance III, Inc.
1.88%, 12/01/26 (b)	160	155
3.75%, 06/15/29 (b)	992	967
Health Care Service Corporation, A Mutual Legal Reserve Company
5.20%, 06/15/29 (b)	313	322
Herbalife International, Inc.
12.25%, 04/15/29 (b)	923	1,006
Icon Investments Six Designated Activity Company
5.81%, 05/08/27	366	374
5.85%, 05/08/29	384	401
Illumina, Inc.
5.75%, 12/13/27	896	923
IQVIA Inc.
5.70%, 05/15/28	200	206
6.25%, 02/01/29	302	318
Royalty Pharma PLC
5.15%, 09/02/29	387	397
4.45%, 03/25/31	531	526
Solventum Corporation
5.40%, 03/01/29	1,187	1,225
Teva Pharmaceutical Finance Netherlands III B.V.
3.15%, 10/01/26	1,178	1,157
Tufts Medicine, Inc.
8.50%, 10/01/26	700	701
UnitedHealth Group Incorporated
4.65%, 01/15/31	464	470
Universal Health Services, Inc.
4.63%, 10/15/29	1,510	1,508
		21,868
Consumer Staples 2.4%
Albertsons Companies, Inc.
6.50%, 02/15/28 (b)	1,162	1,182
Ashtead Capital, Inc.
4.38%, 08/15/27 (b)	887	887
B.A.T Capital Corporation
3.56%, 08/15/27	293	290
Bacardi Limited
4.70%, 05/15/28 (b)	626	631
5.25%, 01/15/29 (b)	653	666
Bacardi-Martini B.V.
5.55%, 02/01/30 (b)	653	675
Bunge Limited Finance Corp.
2.00%, 04/21/26	353	349
3.20%, 04/21/31	668	626
Central American Bottling Corporation
5.25%, 04/27/29 (b)	850	839
Conagra Brands, Inc.
4.85%, 11/01/28	966	976
Imperial Brands Finance PLC
5.50%, 02/01/30 (b)	2,461	2,551
Japan Tobacco Inc.
5.25%, 06/15/30 (b)	1,754	1,818
JBS USA Food Company
3.00%, 02/02/29	545	521
Keurig Dr Pepper Inc.
5.10%, 03/15/27	327	330
4.35%, 05/15/28	503	503
NBM US Holdings, Inc.
7.00%, 05/14/26 (b)	1,045	1,046
Prime Security Services Borrower, LLC
6.25%, 01/15/28 (b)	1,412	1,412
Rentokil Terminix Funding, LLC
5.00%, 04/28/30 (b)	667	680
Safeway Inc.
4.63%, 01/15/27 (b)	1,901	1,891
		17,873
Information Technology 1.9%
AppLovin Corporation
5.13%, 12/01/29	3,000	3,067
Atlassian Corporation
5.25%, 05/15/29	736	757
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (b)	766	751
CrowdStrike Holdings, Inc.
3.00%, 02/15/29	866	825
Entegris Escrow Corporation
4.75%, 04/15/29 (b)	1,444	1,427
Foundry JV Holdco LLC
5.90%, 01/25/30 (b)	2,668	2,812
5.50%, 01/25/31 (b)	200	208
Gartner, Inc.
4.50%, 07/01/28 (b)	1,001	994
Intel Corporation
3.75%, 08/05/27	374	371
2.45%, 11/15/29	330	306
Microchip Technology Incorporated
4.90%, 03/15/28	395	401
5.05%, 03/15/29 - 02/15/30	994	1,015
Open Text Corporation
6.90%, 12/01/27 (b)	670	698
Oracle Corporation
4.45%, 09/26/30	507	507
		14,139
Real Estate 1.6%
Crown Castle Inc.
3.65%, 09/01/27	239	237
5.00%, 01/11/28	596	604
EPR Properties
4.75%, 12/15/26	564	565
4.50%, 06/01/27	536	536
HAT Holdings I LLC
3.38%, 06/15/26 (b)	299	296
8.00%, 06/15/27 (b)	232	242
Iron Mountain Incorporated
4.88%, 09/15/27 (b)	823	819
Ladder Capital Finance Holdings LLLP
4.25%, 02/01/27 (b)	708	702
4.75%, 06/15/29 (b)	1,368	1,343
Park Intermediate Holdings LLC
5.88%, 10/01/28 (b)	501	500
Service Properties Trust
4.75%, 10/01/26	871	874

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
VICI Properties Inc.
4.50%, 09/01/26 (b)	956	956
4.25%, 12/01/26 (b)	1,141	1,137
5.75%, 02/01/27 (b)	707	716
3.75%, 02/15/27 (b)	441	436
3.88%, 02/15/29 (b)	864	844
Vornado Realty L.P.
2.15%, 06/01/26	845	833
		11,640
Materials 1.4%
Amcor Flexibles North America, Inc.
4.80%, 03/17/28	177	179
Anglo American Capital PLC
4.75%, 04/10/27 (b)	333	335
4.50%, 03/15/28 (b)	1,337	1,345
3.88%, 03/16/29 (b)	200	197
Celanese US Holdings LLC
6.67%, 07/15/27 (f) (h)	1,428	1,465
EQUATE Petrochemical
4.25%, 11/03/26 (e)	201	201
Glencore Funding LLC
5.34%, 04/04/27 (b)	885	899
4.91%, 04/01/28 (b)	195	198
6.13%, 10/06/28 (b)	513	539
5.37%, 04/04/29 (b)	1,961	2,021
5.19%, 04/01/30 (b)	568	585
Navoiy Kon-Metallurgiya Kombinati, Aksiyadorlik Jamiyati
6.70%, 10/17/28 (b)	258	268
PT Freeport Indonesia
4.76%, 04/14/27 (e)	1,000	1,002
Saudi Arabian Mining Company
5.25%, 02/13/30 (b)	393	406
Stillwater Mining Company
4.00%, 11/16/26 (e)	431	426
		10,066
Communication Services 1.3%
CommScope Technologies LLC
5.00%, 03/15/27 (b)	615	610
DIRECTV Financing, LLC
5.88%, 08/15/27 (b)	1,001	1,000
Fox Corporation
4.71%, 01/25/29	1,222	1,238
Frontier Communications Holdings, LLC
5.88%, 11/01/29	496	501
6.00%, 01/15/30 (b)	67	68
Frontier Communications Parent, Inc.
5.88%, 10/15/27 (b)	894	894
5.00%, 05/01/28 (b)	940	938
6.75%, 05/01/29 (b)	717	724
Nexstar Escrow Inc.
5.63%, 07/15/27 (b)	707	706
Sirius XM Radio Inc.
3.13%, 09/01/26 (b)	282	278
Sprint Capital Corporation
6.88%, 11/15/28	2,511	2,699
		9,656
Total Corporate Bonds And Notes (cost $415,861)		421,796
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 30.8%
ACRES Commercial Realty 2021-FL1 Issuer, Ltd.
Series 2021-A-FL1, 5.40%, (1 Month Term SOFR + 1.26%), 10/20/36 (g)	355	355
Affirm Asset Securitization Trust 2024-A
Series 2024-1A-A, 5.61%, 09/15/26	1,155	1,160
Series 2024-A-A, 5.61%, 09/15/26	565	567
Affirm Master Trust
Series 2025-A-1A, 4.99%, 02/15/33	705	710
Affirm Master Trust Series 2025-3
Series 2025-A-3A, 4.45%, 10/16/34	1,085	1,083
AGL CLO 1 LTD
Series 2019-ARR-1A, 5.26%, (3 Month Term SOFR + 1.20%), 10/20/34 (g)	3,100	3,104
AGL CLO 14 Ltd
Series 2021-AR-14A, 5.19%, (3 Month Term SOFR + 0.87%), 12/04/34 (g)	2,000	2,001
ALA Trust 2025-OANA
Series 2025-A-OANA, REMIC, 5.89%, (1 Month Term SOFR + 1.74%), 06/15/27 (g)	830	834
Allegany Park CLO, Ltd.
Series 2019-ARR-1A, 5.38%, (3 Month Term SOFR + 1.10%), 01/22/35 (g)	1,580	1,581
AmeriCredit Automobile Receivables Trust 2024-1
Series 2024-A2A-1, 5.75%, 10/18/25	223	224
Apex Credit CLO 2021 Ltd
Series 2021-ANR-1A, 5.47%, (3 Month Term SOFR + 1.22%), 07/18/34 (g)	3,600	3,601
Arbor Realty Collateralized Loan Obligation Ltd
Series 2022-A-FL1, 5.82%, (SOFR 30-Day Average + 1.45%), 01/15/37 (g)	380	380
Arbor Realty Commercial Real Estate Notes 2025-FL1, LLC
Series 2025-A-FL1, 5.49%, (1 Month Term SOFR + 1.35%), 02/20/29 (g)	690	691
ARDN 2025-ARCP Mortgage Trust
Series 2025-A-ARCP, REMIC, 5.79%, (1 Month Term SOFR + 1.75%), 06/15/27 (g)	880	882
Ares XLIV CLO Ltd
Series 2021-AR-60A, 5.51%, (3 Month Term SOFR + 1.18%), 07/18/34 (g)	2,250	2,251
Avis Budget Rental Car Funding (AESOP) LLC
Series 2020-A-2A, 2.02%, 02/20/26	1,732	1,723
Bain Capital Credit CLO 2021-3 Ltd
Series 2021-AR-3A, 5.38%, (3 Month Term SOFR + 1.06%), 07/24/34 (g)	610	611
Bain Capital Credit, LP
Series 2019-AR2-1A, 5.56%, (3 Month Term SOFR + 1.23%), 04/19/34 (g)	2,250	2,253
Bank5 2024-5Yr11
Series 2024-A3-5YR11, REMIC, 5.89%, 11/19/29	730	767
Bank5 2024-5YR8
Series 2024-A3-5YR8, REMIC, 5.88%, 07/17/29	750	786
Bank5 2025-5YR14
Series 2025-A3-5YR14, REMIC, 5.65%, 04/15/30	3,460	3,617
Bardot CLO, Ltd
Series 2019-ARR-2A, 5.25%, (3 Month Term SOFR + 0.98%), 10/22/32 (g)	1,391	1,392
Barings CLO Ltd.2021-III
Series 2021-AR-3A, 5.46%, (3 Month Term SOFR + 1.13%), 01/18/35 (g)	1,200	1,201
Bayview Opportunity Master Fund VII 2024-CAR1, LLC
Series 2024-A-CAR1, 5.46%, (SOFR 30-Day Average + 1.10%), 12/26/31 (g)	463	464
BBCMS Mortgage Trust 2024-5C29
Series 2024-A2-5C29, REMIC, 4.74%, 08/17/29	1,000	1,007
BBCMS Mortgage Trust 2025-5C33
Series 2025-A4-5C33, REMIC, 5.84%, 02/15/30	720	758
BBCMS Mortgage Trust 2025-5C34
Series 2025-A3-5C34, REMIC, 5.66%, 04/15/30	940	984
BDS 2025-FL15 LLC
Series 2025-A-FL15, 5.53%, (1 Month Term SOFR + 1.35%), 08/19/30 (g) (h)	970	972
Benchmark 2018-B2 Mortgage Trust
Series 2018-A5-B2, REMIC, 3.88%, 01/18/28 (g)	330	326
Benchmark 2019-B11 Mortgage Trust
Series 2019-A5-B11, REMIC, 3.54%, 05/17/28	510	491
Benchmark 2024-V11 Mortgage Trust
Series 2024-A3-V11, REMIC, 5.91%, 10/17/29 (g)	1,710	1,797
Benchmark 2024-V12 Mortgage Trust
Series 2024-A3-V12, REMIC, 5.74%, 12/15/29	800	837

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Benchmark 2024-V7 Mortgage Trust
Series 2024-A3-V7, REMIC, 6.23%, 05/17/29 (g)	930	982
Benchmark 2024-V9 Mortgage Trust
Series 2024-A3-V9, REMIC, 5.60%, 08/17/29	1,670	1,732
Benchmark 2025-V14 Mortgage Trust
Series 2025-A4-V14, REMIC, 5.66%, 03/15/30	1,530	1,599
Benchmark 2025-V16 Mortgage Trust
Series 2025-A3-V16, REMIC, 5.44%, 07/15/30	790	819
Black Diamond CLO 2021-1 Ltd
Series 2021-A1AR-1A, 5.56%, (3 Month Term SOFR + 1.25%), 11/22/34 (g)	920	915
BMO 2023-5C2 Mortgage Trust
Series 2023-A3-5C2, REMIC, 7.05%, 10/17/28 (g)	620	664
BMO 2024-5C5 Mortgage Trust
Series 2024-A3-5C5, REMIC, 5.86%, 08/17/29	1,850	1,932
BMO 2024-5C6 Mortgage Trust
Series 2024-A3-5C8, REMIC, 5.63%, 12/17/29 (g)	1,330	1,384
BMO 2025-5C12 Mortgage Trust
Series 2025-A3-5C12, REMIC, 5.18%, 10/15/58	930	955
BSPRT 2021-FL7 Issuer, Ltd.
Series 2021-A-FL7, 5.57%, (1 Month Term SOFR + 1.43%), 12/15/38 (g)	201	201
BSPRT 2025-FL12 Issuer, LLC
Series 2025-A-FL12, 0.00%, (1 Month Term SOFR + 0.00%), 04/17/43 (g)	620	618
Buckhorn Park CLO, Ltd.
Series 2019-ARR-1A, 5.40%, (3 Month Term SOFR + 1.07%), 07/18/34 (g)	2,030	2,031
BX Commercial Mortgage Trust 2021-ACNT
Series 2021-A-ACNT, REMIC, 5.11%, (1 Month Term SOFR + 0.96%), 11/15/38 (g)	218	218
BX Commercial Mortgage Trust 2024-XL4
Series 2024-A-XL4, REMIC, 5.59%, (1 Month Term SOFR + 1.44%), 02/17/26 (g)	557	557
BX Commercial Mortgage Trust 2024-XL5
Series 2024-A-XL5, REMIC, 5.54%, (1 Month Term SOFR + 1.39%), 03/15/26 (g)	535	536
BX Commercial Mortgage Trust 2025-BCAT
Series 2025-A-BCAT, REMIC, 5.53%, (1 Month Term SOFR + 1.38%), 08/16/27 (g)	652	652
BX Trust 2022-LBA6
Series 2022-A-LBA6, REMIC, 5.15%, (1 Month Term SOFR + 1.00%), 01/18/39 (g)	545	545
BX Trust 2024-CNYN
Series 2024-A-CNYN, REMIC, 5.59%, (1 Month Term SOFR + 1.44%), 04/15/29 (g)	961	962
BX Trust 2025-ROIC
Series 2025-A-ROIC, REMIC, 5.29%, (1 Month Term SOFR + 1.14%), 03/15/27 (g)	677	676
BX Trust 2025-TAIL
Series 2025-A-TAIL, 5.55%, (1 Month Term SOFR + 1.40%), 06/15/27 (g)	510	509
Canyon CLO 2020-2 Ltd
Series 2020-AR2-2A, 5.35%, (3 Month Term SOFR + 1.03%), 10/15/34 (g)	2,000	1,989
Carlyle US CLO 2021-9, Ltd.
Series 2021-AR-9A, 5.42%, (3 Month Term SOFR + 1.11%), 10/20/34 (g)	3,160	3,161
CarMax Auto Owner Trust 2023-1
Series 2023-B-1, 4.98%, 01/16/29	1,960	1,979
CarMax Auto Owner Trust 2023-2
Series 2023-B-2, 5.18%, 03/15/27	1,150	1,167
CarMax Auto Owner Trust 2023-4
Series 2023-B-4, 6.39%, 09/15/27	1,975	2,049
CarMax Auto Owner Trust 2024-2
Series 2024-A3-2, 5.50%, 01/16/29	715	726
Series 2024-A4-2, 5.51%, 11/15/29	385	394
CarMax Select Receivables Trust 2025-B
Series 2025-A3-B, 4.12%, 06/15/28	1,630	1,628
Carvana Auto Receivables Trust 2021-N1
Series 2021-A-N1, 0.70%, 11/10/25	27	26
Carvana Auto Receivables Trust 2022-P2
Series 2022-A4-P2, 4.68%, 09/10/26	1,090	1,093
Cathedral Lake VI, Ltd.
Series 2021-ANR-6A, 5.38%, (3 Month Term SOFR + 1.20%), 04/25/34 (g)	930	930
Cedar Funding XI CLO Ltd
Series 2019-A1R2-11A, 5.26%, (3 Month Term SOFR + 1.06%), 06/01/32 (g)	1,201	1,199
Chase Auto Owner Trust 2024-3
Series 2024-A3-3A, 5.22%, 07/25/29	860	872
Chesapeake Funding II LLC
Series 2024-A1-1A, 5.52%, 09/15/27	1,244	1,260
CIFC Funding 2012-II, Ltd.
Series 2014-A1R2-1A, 5.69%, (3 Month Term SOFR + 1.36%), 01/31/31 (g)	91	91
Citigroup Commercial Mortgage Trust 2016-GC36
Series 2016-A5-GC36, REMIC, 3.62%, 01/10/26	170	169
Citigroup Commercial Mortgage Trust 2016-GC37
Series 2016-A4-GC37, REMIC, 3.31%, 01/12/26	1,000	995
Citizens Auto Receivables Trust 2023-1
Series 2023-A3-1, 5.84%, 06/15/26	1,202	1,211
Series 2023-A4-1, 5.78%, 12/15/26	1,505	1,534
Citizens Auto Receivables Trust 2023-2
Series 2023-A4-2, 5.74%, 01/15/27	980	1,000
Clover CLO 2021-3 LLC
Series 2021-AR-3A, 5.39%, (3 Month Term SOFR + 1.07%), 01/25/35 (g)	1,050	1,050
Columbia Cent CLO 30 Limited
Series 2021-A1R-31A, 5.16%, (3 Month Term SOFR + 1.10%), 04/20/34 (g)	1,580	1,573
Columbia Cent CLO 32 Ltd
Series 2022-A1R2-32A, 5.12%, (3 Month Term SOFR + 1.12%), 07/24/34 (g)	1,010	1,011
CONE Trust 2024-DFW1
Series 2024-A-DFW1, REMIC, 5.79%, (1 Month Term SOFR + 1.70%), 08/15/41 (g)	500	499
CPS Auto Receivables Trust 2023-C
Series 2023-D-C, 6.77%, 06/15/27	1,155	1,190
CPS Auto Receivables Trust 2024-A
Series 2024-D-A, 6.13%, 04/15/30	1,050	1,071
DBGS 2018-C1 Mortgage Trust
Series 2018-A4-C1, REMIC, 4.47%, 10/17/28 (g)	2,030	2,023
Dryden 104 CLO Ltd
Series 2022-A1R-104A, 5.49%, (3 Month Term SOFR + 1.29%), 08/20/34 (g)	2,830	2,834
Dryden 37 Senior Loan Fund
Series 2021-AR-95A, 5.24%, (3 Month Term SOFR + 1.04%), 08/21/34 (g)	1,400	1,400
Dryden 43 Senior Loan Fund LLC
Series 2016-AR3-43A, 5.40%, (3 Month Term SOFR + 1.07%), 04/20/34 (g)	3,400	3,401
Dryden 86 CLO, Ltd.
Series 2020-A1R2-86A, 5.45%, (3 Month Term SOFR + 1.13%), 07/17/34 (g)	2,110	2,115
Exeter Automobile Receivables Trust 2024-3
Series 2024-D-3A, 5.98%, 09/16/30	565	577
Exeter Automobile Receivables Trust 2025-2
Series 2025-D-2A, 5.89%, 07/15/31	500	515
Exeter Automobile Receivables Trust 2025-4
Series 2025-A3-4A, 4.39%, 08/16/27	2,915	2,926
First Investors Auto Owner Trust 2022-2
Series 2022-A-2A, 6.26%, 07/15/27	37	37
Ford Credit Auto Lease Trust 2024-A
Series 2024-B-A, 5.29%, 07/15/26	1,835	1,848
FS Rialto 2025-FL10 Issuer, LLC
Series 2025-A-FL10, 5.52%, (1 Month Term SOFR + 1.39%), 08/19/42 (g)	300	300
GM Financial Automobile Leasing Trust 2023-2
Series 2023-B-2, 5.54%, 05/20/27	2,216	2,217
Greywolf CLO VII, Ltd.
Series 2018-A1-7A, 5.77%, (3 Month Term SOFR + 1.44%), 10/20/31 (b) (g)	69	69
GS Mortgage Securities Corporation II
Series 2025-A-SNIP, REMIC, 5.75%, (1 Month Term SOFR + 1.50%), 09/15/27 (g)	840	841

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
GS Mortgage Securities Trust 2019-GSA1
Series 2019-A4-GSA1, REMIC, 3.05%, 10/15/29	280	265
Hertz Vehicle Financing III LLC
Series 2021-A-2A, 1.68%, 12/25/26	1,241	1,209
HGI CRE CLO 2021-FL2, Ltd.
Series 2021-A-FL2, 5.25%, (1 Month Term SOFR + 1.11%), 09/19/36 (g) (h)	34	34
HPEFS Equipment Trust 2025-1
Series 2025-A3-1A, 4.43%, 11/22/27	930	933
Hudson Yards 2025-SPRL Mortgage Trust
Series 2025-A-SPRL, REMIC, 5.47%, 01/15/30 (g)	1,390	1,436
Huntington Auto Trust 2024-1
Series 2024-A3-1A, 5.23%, 09/15/27	1,190	1,203
Huntington National Bank, The
Series 2024-B1-1, 6.15%, 02/20/28 (b)	580	588
Series 2024-B1-2, 5.44%, 10/20/32	570	575
Hyundai Auto Lease Securitization Trust 2025-C
Series 2025-A3-C, 4.36%, 12/15/27	1,395	1,402
J.P. Morgan Mortgage Trust 2025-VIS3
Series 2025-A1-VIS3, REMIC, 5.06%, 02/25/66 (g)	650	650
JPMDB Commercial Mortgage Securities Trust 2017-C7
Series 2017-A4-C7, REMIC, 3.15%, 07/16/27	1,950	1,909
KIND Commercial Mortgage Trust 2024-1
Series 2024-A-1, REMIC, 6.04%, (1 Month Term SOFR + 1.95%), 08/17/26 (g)	550	551
KKR CLO 15 Ltd.
Series BR2-15, 5.88%, (3 Month Term SOFR + 1.55%), 01/18/32 (g)	1,340	1,340
KKR CLO 23 Ltd.
Series BR-23, 5.61%, (3 Month Term SOFR + 1.55%), 10/20/31 (g)	2,050	2,051
KKR CLO 24 LTD.
Series A1R-24, 5.67%, (3 Month Term SOFR + 1.34%), 04/20/32 (g)	1,042	1,043
LAD Auto Receivables Trust 2023-3
Series 2023-C-3A, 6.43%, 12/15/26	1,880	1,924
LAD Auto Receivables Trust 2024-2
Series 2024-A3-2A, 5.61%, 12/15/26	1,341	1,350
LAD Auto Receivables Trust 2024-3
Series 2024-A2-3A, 4.64%, 06/15/26	288	288
LBA Trust 2024-7IND
Series 2024-A-7IND, REMIC, 5.59%, (1 Month Term SOFR + 1.44%), 10/15/26 (g)	464	464
LCM 33 Ltd
Series AR-33A, 4.31%, (3 Month Term SOFR + 1.18%), 07/20/34 (g)	1,070	1,071
Lendmark Funding Trust 2021-2
Series 2021-A-2A, 2.00%, 04/20/32	1,710	1,643
Lendmark Funding Trust 2021-B
Series 2021-A-1A, 1.90%, 05/20/26	1,870	1,810
LFT CRE 2021-FL1 LLC
Series 2021-A-FL1, 5.43%, (1 Month Term SOFR + 1.28%), 06/17/39 (g)	261	261
LoanCore 2021-CRE7 Issuer Ltd
Series 2022-A-CRE7, 5.93%, (SOFR 30-Day Average + 1.55%), 01/21/37 (g)	1,011	1,012
LoanCore 2025-CRE8 Issuer LLC
Series 2025-A-CRE8, 5.60%, (1 Month Term SOFR + 1.45%), 11/01/29 (g)	770	772
M&T Bank Auto Receivables Trust 2025-1
Series 2025-A3-1A, 4.73%, 06/17/30	375	379
Madison Park Euro Funding XVII Designated Activity Company
Series 2022-A1R-57A, 5.59%, (3 Month Term SOFR + 1.28%), 07/27/34 (g)	2,010	2,010
Mariner Finance Issuance Trust 2021-A
Series 2021-A-AA, 1.86%, 03/20/26	1,615	1,582
Mariner Finance Issuance Trust 2021-B
Series 2021-A-BA, 2.10%, 10/20/27	2,585	2,500
Mercedes-Benz Auto Lease Trust 2024-A
Series 2024-A4-A, 5.32%, 06/15/27	1,275	1,299
Merchants Fleet Funding LLC
Series 2024-A-1A, 5.82%, 08/20/27	1,205	1,214
MF1 2021-FL7 Ltd.
Series 2021-A-FL7, 5.33%, (1 Month Term SOFR + 1.19%), 10/21/36 (g)	50	50
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C27
Series 2015-A4-C27, REMIC, 3.75%, 10/20/25	118	117
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29
Series 2016-A4-C29, REMIC, 3.33%, 03/17/26	450	447
Morgan Stanley Bank of America Merrill Lynch Trust 2025-5C1
Series 2025-A3-5C1, REMIC, 5.64%, 03/15/30	1,080	1,128
Morgan Stanley Capital I Trust 2024-NSTB
Series 2024-A-NSTB, REMIC, 3.90%, 07/25/32 (g)	1,337	1,325
Morgan Stanley Residential Mortgage Loan Trust 2025-DSC3
Series 2025-A1-DSC3, REMIC, 4.91%, 09/25/70 (g)	678	677
Navesink CLO 3, Limited
Series 2025-A1-3A, 5.80%, (3 Month Term SOFR + 1.48%), 07/15/37 (g)	1,780	1,780
Navient Private Education Refi Loan Trust 2021-C
Series 2021-A-CA, 1.06%, 10/15/69	653	599
Navient Private Education Refi Loan Trust 2022-A
Series 2022-A-A, 2.23%, 07/15/70	605	554
Navistar Financial Dealer Note Master Owner Trust II
Series 2024-A-1, 5.59%, 04/27/26	1,795	1,808
Nelnet Student Loan Trust 2021-A
Series 2021-APT1-A, 1.36%, 04/20/62	267	251
Neuberger Berman Loan Advisers CLO 50, Ltd.
Series 2022-AR-50A, 5.57%, (3 Month Term SOFR + 1.25%), 07/23/36 (g)	840	841
Nissan Auto Lease Trust 2025-B
Series 2025-A3-B, 4.32%, 02/15/28	885	890
Nissan Auto Receivables 2025-A Owner Trust
Series 2025-A3-A, 4.49%, 10/16/28	455	461
OBX 2025-NQM16 Trust
Series 2025-A1-NQM16, REMIC, 4.91%, 07/25/65 (h)	650	649
Ocean Trails CLO XI
Series 2021-AR-11A, 5.36%, (3 Month Term SOFR + 1.03%), 07/20/34 (g)	2,240	2,241
Octagon Investment Partners 41 Ltd
Series 2019-A1R2-2A, 5.15%, (3 Month Term SOFR + 0.83%), 10/17/33 (g)	1,290	1,291
Octagon Investment Partners 44 Ltd
Series 2019-AR2-1A, 5.47%, (3 Month Term SOFR + 0.89%), 10/15/34 (g)	1,210	1,211
Octagon Investment Partners 45 Ltd
Series 2019-A1RR-1A, 5.39%, (3 Month Term SOFR + 1.15%), 04/16/35 (g)	1,310	1,310
Octagon Investment Partners XVII, Ltd.
Series 2013-A1R2-1A, 5.58%, (3 Month Term SOFR + 1.26%), 01/27/31 (g)	2	2
Octane Receivables Trust 2024-2
Series 2024-A2-2A, 5.80%, 07/20/32	358	362
Octane Receivables Trust 2024-3
Series 2024-A2-3A, REMIC, 4.94%, 08/20/27	1,797	1,802
OneMain Financial Issuance Trust 2021-1
Series 2021-A1-1A, 1.55%, 09/14/27	1,160	1,121
OneMain Financial Issuance Trust 2022-3
Series 2022-A-3A, 5.94%, 04/14/26	1,724	1,735
OneMain Financial Issuance Trust 2023-1
Series 2023-A-1A, 5.50%, 09/14/29	2,240	2,315
Palmer Square CLO 2015-1 Ltd
Series 2015-A1A5-1A, 5.26%, (3 Month Term SOFR + 1.05%), 05/21/34 (g)	1,020	1,021
PFP 2025-12, Ltd.
Series 2025-A-12, 5.63%, (1 Month Term SOFR + 1.49%), 06/18/30 (g) (h)	1,300	1,306
Post CLO 2021-1 LTD
Series 2021-BR-1A, 5.92%, (3 Month Term SOFR + 1.60%), 10/15/34 (g)	1,500	1,499

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Romark CLO Ltd
Series 2017-A1R-1A, REMIC, 5.61%, (3 Month Term SOFR + 1.29%), 10/23/30 (g)	330	330
Santander Drive Auto Receivables Trust 2022-5
Series 2022-C-5, REMIC, 4.74%, 10/16/28	690	691
Santander Drive Auto Receivables Trust 2022-7
Series 2022-C-7, 6.69%, 09/15/27	3,238	3,308
Santander Drive Auto Receivables Trust 2023-1
Series 2023-C-1, 5.09%, 05/15/30	1,300	1,310
Santander Drive Auto Receivables Trust 2023-3
Series 2023-C-3, 5.77%, 05/15/28	680	694
Santander Drive Auto Receivables Trust 2024-1
Series 2024-C-1, 5.45%, 07/15/27	1,010	1,026
Santander Drive Auto Receivables Trust 2024-2
Series 2024-C-2, 5.84%, 07/17/28	1,145	1,169
Santander Drive Auto Receivables Trust 2024-3
Series 2024-B-3, 5.55%, 06/15/27	580	587
Santander Drive Auto Receivables Trust 2025-1
Series 2025-A2-1, 4.87%, 07/15/26	567	568
Series 2025-B-1, 4.88%, 05/15/28	535	539
SCCU Auto Receivables Trust 2025-1
Series 2025-A4-1A, 4.68%, 07/16/29	1,190	1,195
SCF Equipment Leasing 2024-1 LLC
Series 2024-A3-1A, 5.52%, 10/20/28	255	261
SCF Equipment Leasing 2025-1 LLC
Series 2025-A3-1A, 5.11%, 11/21/33	599	612
SFS Auto Receivables Securitization Trust 2024-1
Series 2024-A3-1A, 4.95%, 05/21/29	536	539
SFS Auto Receivables Securitization Trust 2024-2
Series 2024-A3-2A, 5.33%, 11/20/29	1,365	1,381
SFS Auto Receivables Securitization Trust 2024-3
Series 2024-A3-3A, 4.55%, 04/20/28	605	609
SWCH Commercial Mortgage Trust 2025-DATA
Series 2025-A-DATA, 5.59%, (1 Month Term SOFR + 1.44%), 03/15/27 (g)	860	855
Symphony CLO XVIII Ltd
Series 2016-AR4-18A, 5.34%, (3 Month Term SOFR + 1.23%), 10/23/37 (g)	430	431
Towd Point Mortgage Trust 2019-HY1
Series 2019-M2-HY1, REMIC, 6.27%, (1 Month Term SOFR + 2.11%), 08/25/28 (g)	685	699
Trinitas CLO XII Ltd
Series 2020-A1R2-12A, 5.31%, (3 Month Term SOFR + 1.05%), 04/25/33 (g)	860	860
Trinitas CLO XVIII Ltd
Series 2021-A1R-18A, 5.55%, (3 Month Term SOFR + 1.22%), 01/20/35 (g)	280	280
Trysail CLO 2021-1 Ltd
Series 2021-A1-1A, 5.91%, (3 Month Term SOFR + 1.58%), 07/20/32 (g)	1,294	1,294
U.S. Bank National Association
Series 2025-B-SUP1, 5.58%, 02/25/32	537	538
UBS Commercial Mortgage Trust 2018-C9
Series 2018-A4-C9, REMIC, 4.12%, 03/17/28 (g)	1,100	1,081
UBS Commercial Mortgage Trust 2019-C18
Series 2019-A4-C18, REMIC, 3.04%, 12/17/29	70	65
United Airlines Pass Through Trust 2020-1A
Series 2020-A-1, 5.88%, 10/15/27	470	481
Venture 28A CLO Ltd
Series 2017-A1RR-28AA, 5.44%, (3 Month Term SOFR + 1.11%), 10/20/34 (g)	2,000	2,000
Verdant Receivables 2025-1 LLC
Series 2025-A3-1A, 4.96%, 06/12/29	1,755	1,786
Verizon Master Trust
Series 2024-A-7, 4.35%, 08/20/32 (h)	400	403
Verus Securitization Trust 2025-8
Series 2025-A1-8, REMIC, 4.87%, 09/25/70	510	509
Voya CLO 2017-3 Ltd
Series 2017-AAR2-3A, 5.93%, (3 Month Term SOFR + 1.60%), 04/20/34 (g)	1,000	1,001
Wellfleet CLO 2021-3 Ltd
Series 2021-AR-3A, 5.52%, (3 Month Term SOFR + 1.20%), 01/15/35 (g)	1,570	1,571
Wells Fargo Commercial Mortgage Trust 2017-C40
Series 2017-A3-C40, REMIC, 3.32%, 08/17/27	3,790	3,727
Wells Fargo Commercial Mortgage Trust 2019-C50
Series 2019-A5-C50, REMIC, 3.73%, 04/17/29	130	126
Wells Fargo Commercial Mortgage Trust 2024-5C1
Series 2024-A3-5C1, REMIC, 5.93%, 07/15/57	880	921
Wells Fargo Commercial Mortgage Trust 2025-5C3
Series 2025-A3-5C3, REMIC, 6.10%, 01/15/58	1,500	1,590
Wells Fargo Commercial Mortgage Trust 2025-5C4
Series 2025-A3-5C4, REMIC, 5.67%, 05/15/30	1,710	1,791
Western Funding Auto Loan Trust 2025-1
Series 2025-A-1, 4.75%, 04/17/28	1,710	1,724
Westlake Automobile Receivables Trust 2022-2
Series 2022-C-2A, 4.85%, 09/15/27	38	38
Westlake Automobile Receivables Trust 2023-1
Series 2023-D-1A, 6.79%, 02/17/26	925	950
Westlake Automobile Receivables Trust 2023-3
Series 2023-C-3A, 6.02%, 09/15/28	1,105	1,120
Westlake Automobile Receivables Trust 2024-1
Series 2024-B-1A, 5.55%, 11/15/27	1,535	1,545
Series 2024-C-1A, 5.65%, 02/15/29	1,335	1,353
Series 2024-D-1A, 6.02%, 10/15/29	820	841
Westlake Automobile Receivables Trust 2024-2
Series 2024-D-2A, 5.91%, 04/15/30	765	775
Westlake Automobile Receivables Trust 2024-3
Series 2024-A3-3A, 4.71%, 08/15/26	500	502
Westlake Automobile Receivables Trust 2025-2
Series 2025-B-2A, 4.63%, 01/15/31	2,485	2,498
Westlake Flooring Master Trust
Series 2024-A-1A, 5.43%, 02/17/26	1,220	1,225
Wheels Fleet Lease Funding 1 LLC
Series 2024-A1-3A, 4.80%, 05/18/28	865	874
Wind River 2021-4 CLO Ltd.
Series 2021-AR-4A, 5.29%, (3 Month Term SOFR + 1.23%), 01/20/35 (g)	510	510
Wind River 2022-1 CLO Ltd
Series 2022-AR-1A, 5.68%, (3 Month Term SOFR + 1.35%), 07/20/35 (g)	1,530	1,532
Total Non-U.S. Government Agency Asset-Backed Securities (cost $223,796)		224,743
GOVERNMENT AND AGENCY OBLIGATIONS 5.7%
U.S. Treasury Note 2.0%
Treasury, United States Department of
3.75%, 06/30/27	14,474	14,501
Sovereign 1.7%
Aktsionernoye Obshchestvo Bank Razvitiya Kazakhstana
5.25%, 10/23/29 (b)	222	227
5.63%, 04/07/30 (b)	673	685
Bermuda, Government of
3.72%, 01/25/27 (e)	1,500	1,482
Government of Saudi Arabia
5.13%, 01/13/28 (b)	640	653
Government of the Republic of Panama
7.13%, 01/29/26	500	504
8.88%, 09/30/27	177	192
3.88%, 03/17/28	374	368
Ministerul Finantelor Publice
5.88%, 01/30/29 (b)	662	679
5.75%, 09/16/30 (b)	874	889
Natsionalny Upravlyayushchi Kholding Baiterek, Ao
5.45%, 05/08/28 (b) (i)	520	529
4.65%, 10/01/30 (b) (i)	552	547
Presidencia de la Republica Dominicana
6.88%, 01/29/26 (e)	121	121
8.63%, 04/20/27 (e)	281	292
Romania, Government of
5.25%, 11/25/27 (e)	1,886	1,902
Sandor-Palota
5.38%, 09/26/30 (b)	1,425	1,461
Turkiye Cumhuriyeti Basbakanlik
6.38%, 10/14/25	1,400	1,402
		11,933

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Mortgage-Backed Securities 1.2%
Federal Home Loan Mortgage Corporation
6.03%, (SOFR 30-Day Average + 2.32%), 08/01/54 (g)	350	359
5.89%, (SOFR 30-Day Average + 2.11%), 05/01/55 (g)	768	785
5.52%, (SOFR 30-Day Average + 2.29%), 07/01/55 (g)	877	892
5.20%, (SOFR 30-Day Average + 2.13%), 08/01/55 (g)	843	849
5.44%, (SOFR 30-Day Average + 2.16%), 08/01/55 (g)	343	347
5.64%, (SOFR 30-Day Average + 2.12%), 08/01/55 (g)	503	513
5.44%, (SOFR 30-Day Average + 2.08%), 10/01/55 (g)	490	497
Federal National Mortgage Association, Inc.
5.58%, (SOFR 30-Day Average + 2.11%), 10/01/53 (g)	120	123
5.92%, (SOFR 30-Day Average + 2.13%), 02/01/54 (g)	212	218
5.03%, (SOFR 30-Day Average + 2.30%), 02/01/55 (g)	481	486
5.72%, (SOFR 30-Day Average + 2.21%), 08/01/55 (g)	779	796
6.00%, (SOFR 30-Day Average + 2.16%), 09/01/55 (g)	2,706	2,791
5.47%, (SOFR 30-Day Average + 2.03%), 10/01/55 (g)	192	195
		8,851
Collateralized Mortgage Obligations 0.8%
Connecticut Avenue Securities Trust 2023-R01
Series 2023-1M1-R01, REMIC, 6.76%, (SOFR 30-Day Average + 2.40%), 12/26/42 (g)	1,232	1,259
Connecticut Avenue Securities Trust 2024-R06
Series 2024-1A1-R06, REMIC, 5.51%, (SOFR 30-Day Average + 1.15%), 09/25/28 (g)	527	528
Connecticut Avenue Securities Trust 2025-R01
Series 2025-1A1-R01, REMIC, 5.31%, (SOFR 30-Day Average + 0.95%), 01/25/45 (g)	513	513
Series 2025-1M1-R01, REMIC, 5.46%, (SOFR 30-Day Average + 1.10%), 01/25/45 (g)	752	753
Connecticut Avenue Securities Trust 2025-R02
Series 2025-1A1-R02, REMIC, 5.36%, (SOFR 30-Day Average + 1.00%), 02/27/45 (g)	389	389
Federal Home Loan Mortgage Corporation
Series 2022-M1A-HQA2, REMIC, 7.01%, (SOFR 30-Day Average + 2.65%), 07/25/42 (g)	522	533
Series 2022-M1A-HQA3, REMIC, 6.66%, (SOFR 30-Day Average + 2.30%), 08/25/42 (g)	234	238
Series 2024-M1-HQA1, REMIC, 5.61%, (SOFR 30-Day Average + 1.25%), 03/25/44 (g)	301	302
Series 2024-A1-DNA2, REMIC, 5.61%, (SOFR 30-Day Average + 1.25%), 05/25/44 (g)	1,094	1,098
Series 2024-M1-DNA3, REMIC, 5.36%, (SOFR 30-Day Average + 1.00%), 10/25/44 (g)	71	71
Series 2024-A1-DNA3, REMIC, 5.41%, (SOFR 30-Day Average + 1.05%), 10/25/44 (g)	385	386
		6,070
Total Government And Agency Obligations (cost $41,135)		41,355
SENIOR FLOATING RATE INSTRUMENTS 4.1%
Consumer Discretionary 0.8%
Aramark Services, Inc.
2024 Term Loan B8, 6.20%, (3 Month Term SOFR + 2.00%), 06/24/30 (g)	474	474
2024 Term Loan B8, 6.32%, (1 Month Term SOFR + 2.00%), 06/24/30 (g)	1,227	1,229
IRB Holding Corp
2024 1st Lien Term Loan B, 6.82%, (1 Month Term SOFR + 2.50%), 12/15/27 (g)	1,095	1,095
KFC Holding Co.
2021 Term Loan B, 6.00%, (1 Month Term SOFR + 1.75%), 03/10/28 (g)	1,727	1,731
Wyndham Hotels & Resorts, Inc.
2022 Term Loan A, 6.17%, (1 Month Term SOFR + 1.75%), 04/08/27 (g)	1,438	1,435
		5,964
Communication Services 0.8%
CommScope Holding Company, Inc.
2024 Term Loan, 0.00%, (1 Month Term SOFR + 4.75%), 12/15/29 (g) (j)	1,000	1,011
DirecTV Financing, LLC
Term Loan, 9.57%, (3 Month Term SOFR + 5.00%), 07/22/27 (g)	187	187
Live Nation Entertainment, Inc.
Term Loan B4, 5.99%, (1 Month Term SOFR + 1.75%), 10/19/26 (g)	1,247	1,244
Lumen Technologies, Inc.
2024 Extended Term Loan B2, 6.78%, (1 Month Term SOFR + 2.35%), 04/15/30 (g)	2,444	2,426
Virgin Media Bristol LLC
USD Term Loan N, 6.76%, (1 Month Term SOFR + 2.50%), 10/03/27 (g)	645	644
		5,512
Industrials 0.7%
American Airlines, Inc.
2025 Term Loan, 6.58%, (3 Month Term SOFR + 2.25%), 04/20/28 (g)	500	499
Corpay Technologies Operating Company LLC
Term Loan B5, 6.07%, (1 Month Term SOFR + 1.75%), 04/28/28 (g)	1,988	1,984
Crosby US Acquisition Corp.
2024 1st Lien Term Loan B, 7.82%, (1 Month Term SOFR + 3.50%), 08/16/29 (g)	896	899
Hilcorp Energy I L.P.
Term Loan B, 6.15%, (1 Month Term SOFR + 2.00%), 02/05/30 (g)	1,393	1,393
SkyMiles IP Ltd
Term Loan, 0.00%, (LIBOR + 1.50%), 10/20/28 (g) (j)	382	382
		5,157
Utilities 0.5%
Calpine Corporation
2024 Term Loan B5, 6.07%, (1 Month Term SOFR + 1.75%), 12/02/27 (g)	2,500	2,497
2024 Term Loan B10, 6.07%, (1 Month Term SOFR + 1.75%), 01/31/31 (g)	375	375
Edgewater Generation, L.L.C.
2025 Repriced Term Loan, 7.32%, (1 Month Term SOFR + 3.00%), 08/01/30 (g)	999	1,000
		3,872
Information Technology 0.5%
Boost Newco Borrower, LLC
2025 USD Term Loan B2, 6.30%, (3 Month Term SOFR + 2.00%), 01/31/31 (g)	2,140	2,141
DCert Buyer, Inc.
2019 Term Loan B, 0.00%, (1 Month Term SOFR + 4.00%), 07/31/26 (g) (j)	1,425	1,425
		3,566
Health Care 0.4%
Elanco Animal Health Incorporated
Term Loan B, 0.00%, (1 Month Term SOFR + 1.75%), 02/04/27 (g) (j)	60	60
Term Loan B, 6.13%, (1 Month Term SOFR + 1.75%), 02/04/27 (g)	1,724	1,722
Medline Borrower, LP
2025 Term Loan B, 0.00%, (1 Month Term SOFR + 2.00%), 10/23/28 (g) (j)	1,304	1,304
		3,086
Financials 0.4%
Asurion LLC
2021 Term Loan B9, 7.68%, (1 Month Term SOFR + 3.25%), 02/05/28 (g)	2,871	2,870
Energy 0.0%
Buckeye Partners, L.P.
2024 Term Loan B5, 6.07%, (1 Month Term SOFR + 1.75%), 11/02/26 (g)	304	304
Total Senior Floating Rate Instruments (cost $30,334)		30,331

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 1.6%
Securities Lending Collateral 0.6%
JNL Government Money Market Fund - Class SL, 4.14% (k) (l)	4,271	4,271
Commercial Paper 0.6%
Crown Castle Inc.
4.68%, 10/23/25	1,006	1,003
HA Sustainable Infrastructure Capital, Inc.
4.87%, 11/19/25	1,054	1,047
International Flavors & Fragrances Inc.
4.46%, 11/24/25	746	741
Oracle Corporation
4.29%, 01/13/26	665	657
4.29%, 01/15/26	682	673
		4,121
Investment Companies 0.4%
JNL Government Money Market Fund - Class I, 4.04% (k) (l)	3,111	3,111
Total Short Term Investments (cost $11,503)		11,503
Total Investments 99.9% (cost $722,629)		729,728
Other Derivative Instruments 0.0%		126
Other Assets and Liabilities, Net 0.1%		807
Total Net Assets 100.0%		730,661

(a) All or a portion of the security was on loan as of September 30, 2025.

(b) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2025, the value and the percentage of net assets of these securities was $220,440 and 30.2% of the Fund.

(c) Convertible security.

(d) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(e) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(f) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2025.

(g) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(h) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2025.

(i) The security is a direct debt of the agency and not collateralized by mortgages.

(j) This senior floating rate interest will settle after September 30, 2025. If a reference rate and spread is presented, it will go into effect upon settlement.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL/Lord Abbett Short Duration Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.04% - Class I	3,035	268,952	268,876	161	—	—	3,111	0.4
JNL Government Money Market Fund, 4.14% - Class SL	2,916	26,702	25,347	137	—	—	4,271	0.6
	5,951	295,654	294,223	298	—	—	7,382	1.0

JNL/Lord Abbett Short Duration Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Bermuda, Government of, 3.72%, 01/25/27	04/22/25	1,479	1,482	0.2
Citizens Bank, National Association, 4.58%, 08/09/28	11/08/22	737	764	0.1
Comision Federal De Electricidad, E.P.E., 5.70%, 01/24/30	06/03/25	398	405	0.1
EQUATE Petrochemical, 4.25%, 11/03/26	09/24/25	200	201	—
Greenko Dutch B.V., 3.85%, 03/29/26	07/03/25	870	871	0.1
Kosmos Energy Ltd., 7.13%, 04/04/26	03/18/25	1,415	1,419	0.2
Presidencia de la Republica Dominicana, 6.88%, 01/29/26	02/28/25	122	121	—
Presidencia de la Republica Dominicana, 8.63%, 04/20/27	03/05/25	287	292	—
PT Freeport Indonesia, 4.76%, 04/14/27	09/24/25	1,000	1,002	0.1
Romania, Government of, 5.25%, 11/25/27	11/26/24	1,878	1,902	0.3
Stillwater Mining Company, 4.00%, 11/16/26	09/19/25	427	426	0.1
Studio City Company Limited, 7.00%, 02/15/27	09/22/25	1,048	1,047	0.2
Synchrony Bank, 5.63%, 08/23/27	02/07/25	1,700	1,724	0.2
Tengizchevroil Finance Company S.a r.l., 4.00%, 08/15/26	04/18/24	3,619	3,641	0.5
		15,180	15,297	2.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL/Lord Abbett Short Duration Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	1,514	January 2026	315,298	159	217

Short Contracts
United States 5 Year Note	(648)	January 2026	(70,698)	(33)	(60)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Lord Abbett Short Duration Income Fund
Assets - Securities
Corporate Bonds And Notes	—	421,796	—	421,796
Non-U.S. Government Agency Asset-Backed Securities	—	224,743	—	224,743
Government And Agency Obligations	—	41,355	—	41,355
Senior Floating Rate Instruments	—	30,331	—	30,331
Short Term Investments	7,382	4,121	—	11,503
	7,382	722,346	—	729,728
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	217	—	—	217
	217	—	—	217
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(60)	—	—	(60)
	(60)	—	—	(60)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL/Mellon Communication Services Sector Fund
COMMON STOCKS 99.2%
Communication Services 98.9%
Alphabet Inc. - Class A	960	233,384
Alphabet Inc. - Class C	835	203,418
Array Digital Infrastructure, Inc. (a)	2	92
AT&T Inc.	1,180	33,326
Cinemark Holdings, Inc. (a)	17	466
Comcast Corporation - Class A	615	19,319
Digital World Acquisition Corp. (a) (b)	20	333
Electronic Arts Inc.	38	7,582
Former Charter Communications Parent, Inc. - Class A (b)	15	4,236
Fox Corporation - Class A	35	2,176
Fox Corporation - Class B	22	1,262
Frontier Communications Parent, Inc. (b)	36	1,341
Liberty Broadband Corporation - Series A (b)	3	164
Liberty Broadband Corporation - Series C (b)	17	1,109
Liberty Global Ltd. - Class A (b)	29	326
Liberty Global Ltd. - Class C (b)	22	263
Liberty Media Corporation - Series A (b)	4	353
Liberty Media Corporation - Series A (b)	3	309
Liberty Media Corporation - Series C (b)	8	748
Liberty Media Corporation - Series C (b)	35	3,662
Live Nation Entertainment, Inc. (b)	24	3,877
Lumen Technologies, Inc. (b)	152	932
Match Group, Inc.	40	1,429
Meta Platforms, Inc. - Class A	358	263,146
Netflix, Inc. (b)	70	84,079
News Corporation - Class A	62	1,918
News Corporation - Class B	17	593
Nexstar Media Group, Inc. - Class A (a)	5	899
Omnicom Group Inc.	32	2,630
Pinterest, Inc. - Class A (b)	98	3,162
Reddit, Inc. - Class A (b)	20	4,479
Roblox Corporation - Class A (b)	102	14,108
Roku, Inc. - Class A (b)	21	2,100
Sirius XM Holdings Inc. (a)	32	736
Snap Inc. - Class A (b)	174	1,343
Sphere Entertainment Co. - Class A (b)	3	631
Take-Two Interactive Software, Inc. (b)	28	7,227
Telephone and Data Systems, Inc.	15	601
The Interpublic Group of Companies, Inc.	61	1,688
The New York Times Company - Class A	26	1,479
TKO Group Holdings Inc. - Class A	11	2,290
T-Mobile US, Inc.	69	16,595
Verizon Communications Inc.	696	30,583
Walt Disney Company, The	297	33,976
Warner Bros. Discovery, Inc. - Series A (b)	374	7,308
Warner Music Group Corp. - Class A	23	766
		1,002,444
Real Estate 0.3%
Zillow Group, Inc. - Class A (b)	8	604
Zillow Group, Inc. - Class C (b)	28	2,152
		2,756
Consumer Discretionary 0.0%
Vitamin Oldco Holdings, Inc. (b) (c)	6	—
Total Common Stocks (cost $682,939)		1,005,200
SHORT TERM INVESTMENTS 0.7%
Investment Companies 0.6%
JNL Government Money Market Fund - Class I, 4.04% (d) (e)	6,564	6,564
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 4.14% (d) (e)	533	533
Total Short Term Investments (cost $7,097)		7,097
Total Investments 99.9% (cost $690,036)		1,012,297
Other Derivative Instruments (0.0)%		(11)
Other Assets and Liabilities, Net 0.1%		1,267
Total Net Assets 100.0%		1,013,553

(a) All or a portion of the security was on loan as of September 30, 2025.

(b) Non-income producing security.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL/Mellon Communication Services Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.04% - Class I	2,919	217,568	213,923	150	—	—	6,564	0.6
JNL Government Money Market Fund, 4.14% - Class SL	968	8,749	9,184	31	—	—	533	0.1
	3,887	226,317	223,107	181	—	—	7,097	0.7

JNL/Mellon Communication Services Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Communication Services Select Sector Index	45	December 2025	6,980	(11)	41

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Communication Services Sector Fund
Assets - Securities
Common Stocks	1,005,200	—	—	1,005,200
Short Term Investments	7,097	—	—	7,097
	1,012,297	—	—	1,012,297
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	41	—	—	41
	41	—	—	41

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL/Mellon Consumer Discretionary Sector Fund
COMMON STOCKS 99.8%
Consumer Discretionary 96.9%
Abercrombie & Fitch Co. - Class A (a)	10	816
Acushnet Holdings Corp.	6	448
Airbnb, Inc. - Class A (a)	86	10,391
Amazon.com, Inc. (a)	2,000	439,078
Aptiv PLC (a)	42	3,654
Asbury Automotive Group, Inc. (a)	4	913
Autoliv, Inc.	14	1,723
AutoNation, Inc. (a)	6	1,245
AutoZone, Inc. (a)	3	14,715
Bath & Body Works, Inc.	42	1,086
Best Buy Co., Inc.	40	3,037
Booking Holdings Inc.	7	35,846
Boot Barn Holdings, Inc. (a)	6	975
BorgWarner Inc.	43	1,885
Boyd Gaming Corporation	12	1,035
Bright Horizons Family Solutions, Inc. (a)	11	1,233
Brinker International, Inc. (a)	9	1,149
Brunswick Corporation	13	809
Burlington Stores, Inc. (a)	13	3,245
Caesars Entertainment, Inc. (a)	42	1,133
CarMax, Inc. (a)	31	1,405
Carnival Corporation (a)	221	6,395
Carvana Co. - Class A (a)	28	10,645
CAVA Group, Inc. (a)	20	1,217
Cavco Industries, Inc. (a)	2	873
Chewy, Inc. - Class A (a)	45	1,829
Chipotle Mexican Grill, Inc. (a)	274	10,756
Choice Hotels International, Inc. (b)	6	593
Churchill Downs Incorporated	14	1,382
Columbia Sportswear Company	5	281
Coupang, Inc. - Class A (a)	251	8,086
Crocs, Inc. (a)	11	928
D.R. Horton, Inc.	55	9,293
Darden Restaurants, Inc.	24	4,593
Deckers Outdoor Corporation (a)	31	3,119
Dick's Sporting Goods, Inc.	13	2,981
Dillard's, Inc. - Class A (b)	1	501
DK Crown Holdings Inc. - Class A (a)	100	3,752
Domino's Pizza, Inc.	7	2,818
DoorDash, Inc. - Class A (a)	75	20,386
Dorman Products, Inc. (a)	5	839
Dutch Bros Inc. - Class A (a)	24	1,232
eBay Inc.	96	8,686
ETSY, Inc. (a)	21	1,423
Expedia Group, Inc.	25	5,316
Five Below, Inc. (a)	11	1,719
Floor & Decor Holdings, Inc. - Class A (a)	22	1,592
Flutter Entertainment Public Limited Company (a)	34	8,638
Ford Motor Company	805	9,633
Frontdoor, Inc. (a)	15	994
GameStop Corp. - Class A (a) (b)	84	2,285
Gap, Inc., The	49	1,040
General Motors Company	195	11,901
Gentex Corporation	43	1,226
Genuine Parts Company	29	3,957
Global Business Travel Group, Inc. - Class A (a) (b)	19	155
Group 1 Automotive, Inc.	3	1,141
H & R Block, Inc.	28	1,390
Hasbro, Inc.	27	2,046
Hilton Grand Vacations Inc. (a)	12	508
Hilton Worldwide Holdings Inc.	45	11,747
Home Depot, Inc., The	204	82,657
Hyatt Hotels Corporation - Class A	8	1,176
Installed Building Products, Inc.	5	1,177
KB Home	13	840
Kontoor Brands, Inc.	11	903
Las Vegas Sands Corp.	64	3,449
Lear Corporation	11	1,107
Lennar Corporation - Class A	44	5,517
Lennar Corporation - Class B	2	253
Life Time Group Holdings, Inc. (a)	25	687
Light & Wonder, Inc. (a)	17	1,465
Lithia Motors, Inc. - Class A	5	1,691
LKQ Corporation	53	1,618
Lowe`s Companies, Inc.	115	28,884
Lucid Group, Inc. (a) (b)	25	604
Lululemon Athletica Inc. (a)	22	3,860
Macy's, Inc.	54	967
Marriott International, Inc. - Class A	47	12,128
Mattel, Inc. (a)	66	1,115
McDonald's Corporation	147	44,696
MercadoLibre, Inc. (a)	10	22,554
Meritage Homes Corporation	15	1,062
MGM Resorts International (a)	41	1,417
Modine Manufacturing Company (a)	10	1,448
Mohawk Industries, Inc. (a)	10	1,308
Murphy USA Inc.	4	1,529
Nike, Inc. - Class B	231	16,135
Norwegian Cruise Line Holdings Ltd. (a)	91	2,245
NVR, Inc. (a)	1	4,339
O'Reilly Automotive, Inc. (a)	173	18,614
Penske Automotive Group, Inc. (b)	4	709
Planet Fitness, Inc. - Class A (a)	17	1,734
PulteGroup, Inc.	41	5,407
PVH Corp.	10	819
Ralph Lauren Corporation - Class A	8	2,484
RH (a) (b)	3	636
Rivian Automotive, Inc. - Class A (a) (b)	155	2,278
Ross Stores, Inc.	66	10,103
Royal Caribbean Cruises Ltd.	52	16,777
Service Corporation International	29	2,432
Shake Shack, Inc. - Class A (a)	8	738
Six Flags Entertainment Corporation (a) (b)	19	439
Skyline Champion Corporation (a)	11	838
Somnigroup International Inc.	38	3,237
Starbucks Corporation	233	19,717
Tapestry, Inc.	42	4,781
Taylor Morrison Home II Corporation - Class A (a)	21	1,362
Tesla Inc. (a)	576	256,131
Texas Roadhouse, Inc. - Class A	14	2,282
Thor Industries, Inc.	11	1,090
TJX Companies, Inc., The	229	33,062
Toll Brothers, Inc.	20	2,827
Tractor Supply Company	105	5,959
Travel + Leisure Co.	13	779
Ulta Beauty, Inc. (a)	9	5,031
Urban Outfitters, Inc. (a)	12	863
V.F. Corporation	68	977
Vail Resorts, Inc. (b)	7	1,085
Valvoline, Inc. (a)	26	937
Wayfair Inc. - Class A (a) (b)	20	1,822
Whirlpool Corporation (b)	11	897
Williams-Sonoma, Inc.	25	4,905
Wingstop Inc.	6	1,447
Wyndham Hotels & Resorts, Inc. (b)	15	1,200
Wynn Resorts, Limited	17	2,204
Yum! Brands, Inc.	57	8,732
		1,365,883
Materials 2.1%
Amcor Pty Ltd	470	3,844
Avery Dennison Corporation	16	2,623
Ball Corporation	54	2,733
Crown Holdings, Inc.	24	2,321
Graphic Packaging Holding Company	57	1,107
International Paper Company	106	4,933
Packaging Corporation of America	18	3,998
Sealed Air Corporation	29	1,025
Silgan Holdings Inc.	18	780
Smurfit Westrock Public Limited Company	106	4,528
Sonoco Products Company	20	864
		28,756
Consumer Staples 0.4%
Casey's General Stores, Inc.	8	4,236
Maplebear Inc. (a)	38	1,390

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Reynolds Consumer Products Inc. (b)	11	270
		5,896
Industrials 0.4%
Allison Systems, Inc.	18	1,488
Rollins, Inc.	61	3,561
Rush Enterprises, Inc. - Class A	12	660
Rush Enterprises, Inc. - Class B (b)	1	81
		5,790
Total Common Stocks (cost $1,019,931)		1,406,325
SHORT TERM INVESTMENTS 0.5%
Investment Companies 0.3%
JNL Government Money Market Fund - Class I, 4.04% (c) (d)	3,967	3,967
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 4.14% (c) (d)	3,359	3,359
Total Short Term Investments (cost $7,326)		7,326
Total Investments 100.3% (cost $1,027,257)		1,413,651
Other Derivative Instruments (0.0)%		(25)
Other Assets and Liabilities, Net (0.3)%		(4,092)
Total Net Assets 100.0%		1,409,534

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2025.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL/Mellon Consumer Discretionary Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.04% - Class I	3,436	159,351	158,820	123	—	—	3,967	0.3
JNL Government Money Market Fund, 4.14% - Class SL	3,234	53,697	53,572	66	—	—	3,359	0.2
	6,670	213,048	212,392	189	—	—	7,326	0.5

JNL/Mellon Consumer Discretionary Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Consumer Discretionary Select Sector Index	19	December 2025	4,583	(25)	60

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Consumer Discretionary Sector Fund
Assets - Securities
Common Stocks	1,406,325	—	—	1,406,325
Short Term Investments	7,326	—	—	7,326
	1,413,651	—	—	1,413,651
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	60	—	—	60
	60	—	—	60

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL/Mellon Consumer Staples Sector Fund
COMMON STOCKS 99.5%
Consumer Staples 98.2%
Albertsons Companies, Inc. - Class A	47	815
Altria Group, Inc.	207	13,692
Archer-Daniels-Midland Company	56	3,341
Bellring Intermediate Holdings, Inc. (a)	16	572
BJ's Wholesale Club Holdings, Inc. (a)	14	1,335
Brown-Forman Corporation - Class A	5	146
Brown-Forman Corporation - Class B	36	976
Bunge Global SA	17	1,398
Cal-Maine Foods, Inc.	5	497
Campbell's Company, The (b)	25	775
Celsius Holdings, Inc. (a)	20	1,159
Church & Dwight Co., Inc.	30	2,664
Clorox Company, The	15	1,886
Coca-Cola Company, The	482	31,973
Coca-Cola Consolidated, Inc.	6	755
Colgate-Palmolive Company	100	7,994
Conagra Brands, Inc.	59	1,078
Constellation Brands, Inc. - Class A	19	2,526
Costco Wholesale Corporation	55	50,698
Coty Inc. - Class A (a)	42	171
Darling Ingredients Inc. (a)	18	558
Dollar General Corporation	27	2,796
Dollar Tree, Inc. (a)	24	2,299
e.l.f. Beauty, Inc. (a)	6	821
Estee Lauder Companies Inc., The - Class A	29	2,521
Flowers Foods, Inc. (b)	25	322
Freshpet, Inc. (a)	6	310
General Mills, Inc.	67	3,403
Hershey Company, The	18	3,403
Hormel Foods Corporation	36	884
Ingredion Incorporated	8	929
Interparfums, Inc.	2	219
J. M. Smucker Company, The	13	1,405
Kellanova	34	2,759
Kenvue Inc.	214	3,470
Keurig Dr Pepper Inc.	150	3,823
Kimberly-Clark Corporation	41	5,106
Kraft Heinz Company, The	107	2,795
Kroger Co., The	76	5,107
Lamb Weston Holdings, Inc.	16	931
McCormick & Company, Incorporated	31	2,075
Molson Coors Beverage Company - Class B	21	941
Mondelez International, Inc. - Class A	160	9,986
Monster Beverage 1990 Corporation (a)	84	5,686
National Beverage Corp. (a)	3	121
PepsiCo, Inc.	169	23,724
Performance Food Group Company (a)	19	1,991
Philip Morris International Inc.	192	31,121
Pilgrim's Pride Corporation	5	208
Post Holdings, Inc. (a)	6	662
Primo Brands Corporation - Class A	25	560
Procter & Gamble Company, The	289	44,454
Simply Good Foods Company, The (a)	11	265
Sprouts Farmers Market, Inc. (a)	12	1,315
Sysco Corporation	59	4,851
Target Corporation	56	5,024
The Marzetti Company	3	434
Tyson Foods, Inc. - Class A	34	1,821
US Foods Holding Corp. (a)	28	2,164
Walmart Inc.	531	54,697
		360,412
Consumer Discretionary 0.9%
Adtalem Global Education Inc. (a)	5	702
Grand Canyon Education, Inc. (a)	3	757
Ollie's Bargain Outlet Holdings, Inc. (a)	8	977
Stride, Inc. (a) (b)	5	738
		3,174
Health Care 0.4%
Hims & Hers Health, Inc. - Class A (a) (b)	25	1,421
Total Common Stocks (cost $337,419)		365,007
SHORT TERM INVESTMENTS 0.5%
Investment Companies 0.3%
JNL Government Money Market Fund - Class I, 4.04% (c) (d)	1,115	1,115
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 4.14% (c) (d)	773	773
Total Short Term Investments (cost $1,888)		1,888
Total Investments 100.0% (cost $339,307)		366,895
Other Derivative Instruments 0.0%		7
Other Assets and Liabilities, Net (0.0)%		(81)
Total Net Assets 100.0%		366,821

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2025.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL/Mellon Consumer Staples Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.04% - Class I	41	98,226	97,152	73	—	—	1,115	0.3
JNL Government Money Market Fund, 4.14% - Class SL	—	14,339	13,566	4	—	—	773	0.2
	41	112,565	110,718	77	—	—	1,888	0.5

JNL/Mellon Consumer Staples Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Consumer Staples Select Sector Index	25	December 2025	2,019	7	(26)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Consumer Staples Sector Fund
Assets - Securities
Common Stocks	365,007	—	—	365,007
Short Term Investments	1,888	—	—	1,888
	366,895	—	—	366,895
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(26)	—	—	(26)
	(26)	—	—	(26)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL/Mellon Dow Index Fund
COMMON STOCKS 99.0%
Financials 27.1%
American Express Company	171	56,675
Goldman Sachs Group, Inc., The	171	135,878
JPMorgan Chase & Co.	171	53,821
Travelers Companies, Inc., The	170	47,642
Visa Inc. - Class A	171	58,248
		352,264
Information Technology 20.3%
Apple Inc.	171	43,446
Cisco Systems, Inc.	171	11,674
International Business Machines Corporation	170	48,144
Microsoft Corporation	170	88,376
NVIDIA Corporation	170	31,835
Salesforce, Inc.	171	40,438
		263,913
Industrials 13.9%
3M Company	171	26,478
Boeing Company, The (a)	171	36,826
Caterpillar Inc.	171	81,414
Honeywell International Inc.	171	35,917
		180,635
Consumer Discretionary 13.1%
Amazon.com, Inc. (a)	170	37,464
Home Depot, Inc., The	171	69,136
McDonald's Corporation	170	51,852
Nike, Inc. - Class B	171	11,898
		170,350
Health Care 11.8%
Amgen Inc.	171	48,151
Johnson & Johnson	171	31,637
Merck & Co., Inc.	170	14,321
UnitedHealth Group Incorporated	170	58,917
		153,026
Materials 4.5%
Sherwin-Williams Company, The	171	59,081
Consumer Staples 4.2%
Coca-Cola Company, The	170	11,316
Procter & Gamble Company, The	171	26,217
Walmart Inc.	171	17,585
		55,118
Communication Services 2.1%
Verizon Communications Inc.	170	7,499
Walt Disney Company, The	171	19,537
		27,036
Energy 2.0%
Chevron Corporation	170	26,496
Total Common Stocks (cost $700,365)		1,287,919
SHORT TERM INVESTMENTS 0.9%
Investment Companies 0.9%
JNL Government Money Market Fund - Class I, 4.04% (b) (c)	12,213	12,213
Total Short Term Investments (cost $12,213)		12,213
Total Investments 99.9% (cost $712,578)		1,300,132
Other Derivative Instruments 0.0%		21
Other Assets and Liabilities, Net 0.1%		634
Total Net Assets 100.0%		1,300,787

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL/Mellon Dow Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.04% - Class I	3,560	125,537	116,884	269	—	—	12,213	0.9
JNL Government Money Market Fund, 4.14% - Class SL	—	20,020	20,020	14	—	—	—	—
	3,560	145,557	136,904	283	—	—	12,213	0.9

JNL/Mellon Dow Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Dow Jones Industrial Average Index	58	December 2025	13,479	21	61

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Dow Index Fund
Assets - Securities
Common Stocks	1,287,919	—	—	1,287,919
Short Term Investments	12,213	—	—	12,213
	1,300,132	—	—	1,300,132
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	61	—	—	61
	61	—	—	61

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL/Mellon Energy Sector Fund
COMMON STOCKS 99.3%
Energy 98.8%
Antero Midstream Corporation	264	5,132
Antero Resources Corporation (a)	223	7,475
Apa Corp.	302	7,342
Archrock, Inc.	142	3,740
Baker Hughes Company - Class A	832	40,554
California Resources Corporation	53	2,840
Cheniere Energy, Inc.	186	43,752
Chevron Corporation	1,595	247,724
Chord Energy Corporation	50	5,006
CNX Resources Corporation (a) (b)	118	3,782
Comstock Resources, Inc. (a) (b)	59	1,162
ConocoPhillips	1,050	99,278
Core Natural Resources, Inc.	43	3,561
Coterra Energy Inc.	637	15,064
Devon Energy Corporation	515	18,044
Diamondback Energy, Inc.	160	22,835
DT Midstream, Inc.	82	9,314
EOG Resources, Inc.	458	51,373
EQT Corporation	521	28,345
Expand Energy Corporation	191	20,332
Exxon Mobil Corporation	3,583	403,946
Halliburton Company	722	17,773
HF Sinclair Corporation	129	6,731
Kinder Morgan, Inc.	1,653	46,794
Magnolia Oil & Gas Corporation - Class A	148	3,543
Marathon Petroleum Corporation	248	47,867
Matador Resources Company	94	4,211
Murphy Oil Corporation (b)	112	3,190
Noble Corporation 2022 Limited (b)	105	2,975
NOV Inc.	304	4,035
Occidental Petroleum Corporation	551	26,026
ONEOK, Inc.	522	38,104
Ovintiv Canada ULC	219	8,832
Permian Resources Corporation - Class A	535	6,843
Phillips 66	342	46,526
Range Resources Corporation	202	7,607
Schlumberger Limited	1,248	42,885
Targa Resources Corp.	182	30,487
TechnipFMC PLC	348	13,720
Texas Pacific Land Corporation	16	14,919
Valero Energy Corporation	260	44,359
Venture Global, Inc. - Class A (b)	79	1,118
Viper Energy, Inc. - Class A	142	5,428
Weatherford International Public Limited Company	61	4,201
Williams Companies, Inc., The	1,022	64,724
		1,533,499
Utilities 0.5%
National Fuel Gas Company	76	7,027
Total Common Stocks (cost $1,380,147)		1,540,526
SHORT TERM INVESTMENTS 0.7%
Investment Companies 0.7%
JNL Government Money Market Fund - Class I, 4.04% (c) (d)	10,511	10,511
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 4.14% (c) (d)	698	698
Total Short Term Investments (cost $11,209)		11,209
Total Investments 100.0% (cost $1,391,356)		1,551,735
Other Derivative Instruments (0.0)%		(128)
Other Assets and Liabilities, Net 0.0%		452
Total Net Assets 100.0%		1,552,059

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2025.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL/Mellon Energy Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.04% - Class I	10,297	284,981	284,767	264	—	—	10,511	0.7
JNL Government Money Market Fund, 4.14% - Class SL	355	21,428	21,085	20	—	—	698	—
	10,652	306,409	305,852	284	—	—	11,209	0.7

JNL/Mellon Energy Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Energy Select Sector Index	129	December 2025	12,237	(128)	(71)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Energy Sector Fund
Assets - Securities
Common Stocks	1,540,526	—	—	1,540,526
Short Term Investments	11,209	—	—	11,209
	1,551,735	—	—	1,551,735
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(71)	—	—	(71)
	(71)	—	—	(71)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL/Mellon Financial Sector Fund
COMMON STOCKS 99.4%
Financials 99.0%
Affiliated Managers Group, Inc.	5	1,274
AFLAC Incorporated	93	10,373
Allstate Corporation, The	51	10,863
Ally Financial Inc.	52	2,041
American Express Company	104	34,623
American Financial Group, Inc.	14	2,021
American International Group, Inc.	102	8,040
Ameriprise Financial, Inc.	18	8,867
Ameris Bancorp	12	870
AON Public Limited Company - Class A	41	14,634
Apollo Global Management, Inc.	85	11,382
Arch Capital Group Ltd.	71	6,439
Ares Management Corporation - Class A	39	6,222
Arthur J. Gallagher & Co.	49	15,038
Associated Banc-Corp	32	823
Assurant, Inc.	10	2,093
Assured Guaranty Ltd.	9	769
Atlantic Union Bank	25	867
AXIS Capital Holdings Limited	14	1,389
Axos Financial, Inc. (a)	9	796
BancFirst Corporation	4	514
Bank of America Corporation	1,300	67,070
Bank of New York Mellon Corporation, The (b)	130	14,123
Bank OZK	19	962
Berkshire Hathaway Inc. - Class B (a)	351	176,687
BGC Group, Inc. - Class A	66	622
BlackRock, Inc.	27	30,951
Blackstone Inc. - Class A	141	24,100
Blue Owl Capital Inc. - Class A	110	1,860
BOK Financial Corporation	4	440
Brown & Brown, Inc.	54	5,026
Cadence Bank	35	1,318
Capital One Financial Corporation	122	25,932
Carlyle Group Inc., The	41	2,584
Cathay General Bancorp	12	592
Charles Schwab Corporation, The	325	31,050
Chubb Limited	71	19,995
Cincinnati Financial Corporation	30	4,688
Citigroup Inc.	351	35,663
Citizens Financial Group, Inc.	83	4,438
CME Group Inc. - Class A	69	18,565
CNO Financial Group, Inc.	19	752
Cohen & Steers, Inc.	5	352
Coinbase Global, Inc. - Class A (a)	40	13,466
Columbia Banking System, Inc.	55	1,411
Comerica Incorporated	24	1,649
Commerce Bancshares, Inc.	25	1,472
Corebridge Financial, Inc.	47	1,499
Credit Acceptance Corporation (a)	1	470
Cullen/Frost Bankers, Inc.	12	1,472
East West Bancorp, Inc.	26	2,822
Enact Holdings, Inc.	5	209
Equitable Holdings, Inc.	59	2,988
Erie Indemnity Company - Class A	5	1,542
Essent Group Ltd.	19	1,202
Evercore Inc. - Class A	7	2,421
Everest Group, Ltd.	8	2,856
F&G Annuities & Life, Inc.	4	121
F.N.B. Corporation	60	972
FactSet Research Systems Inc.	7	2,069
Federated Hermes, Inc. - Class B	16	808
Fidelity National Financial, Inc. - Class A	49	2,958
Fifth Third Bancorp	126	5,635
First American Financial Corporation	19	1,225
First BanCorp	28	620
First Citizens BancShares, Inc. - Class A	2	3,541
First Financial Bankshares, Inc.	23	763
First Hawaiian, Inc.	24	586
First Horizon Corporation	95	2,145
FirstCash, Inc.	8	1,201
Flagstar Financial, Inc.	58	672
Franklin Resources, Inc.	54	1,251
Freedom Holding Corp. (a) (c)	3	586
Fulton Financial Corporation	34	632
Glacier Bancorp, Inc. (c)	23	1,122
Globe Life Inc.	15	2,128
Goldman Sachs Group, Inc., The	59	46,685
HA Sustainable Infrastructure Capital, Inc.	23	694
Hamilton Lane Incorporated - Class A	7	993
Hancock Whitney Corporation	16	979
Hanover Insurance Group Inc, The	7	1,217
Hartford Insurance Group, Inc., The	54	7,189
Home BancShares, Inc.	36	1,024
Houlihan Lokey, Inc. - Class A	10	2,100
Huntington Bancshares Incorporated	276	4,769
Independence Holdings, LLC	23	1,274
Interactive Brokers Group, Inc. - Class A	83	5,698
Intercontinental Exchange, Inc.	109	18,405
International Bancshares Corporation	10	706
Invesco Ltd.	65	1,502
Jackson Financial Inc. - Class A (b)	14	1,384
Janus Henderson Group PLC	22	985
Jefferies Financial Group Inc.	31	2,022
JPMorgan Chase & Co.	525	165,543
KeyCorp	180	3,357
Kinsale Capital Group, Inc.	4	1,772
KKR & Co. Inc. - Class A	127	16,514
Lazard, Inc.	17	890
Lincoln National Corporation	32	1,305
Loews Corporation	33	3,363
LPL Financial Holdings Inc.	15	5,084
M&T Bank Corporation	30	5,935
Markel Group Inc. (a)	2	4,346
MarketAxess Holdings Inc.	7	1,257
Marsh & Mclennan Companies, Inc.	94	18,985
MasterCard Incorporated - Class A	157	89,492
Mercury General Corporation	4	370
MetLife, Inc.	108	8,890
MGIC Investment Corporation	44	1,236
Moelis & Company - Class A	14	996
Moody's Corporation	30	14,154
Morgan Stanley	236	37,474
Morningstar, Inc.	5	1,136
Mr. Cooper Group Inc.	11	2,351
MSCI Inc. - Class A	14	8,103
Nasdaq, Inc.	74	6,516
Northern Trust Corporation	36	4,903
Old National Bancorp	66	1,447
Old Republic International Corporation	44	1,856
Palomar Holdings, Inc. (a)	5	592
PayPal Holdings, Inc. (a)	182	12,199
PennyMac Financial Services, Inc.	5	675
Pinnacle Financial Partners, Inc.	15	1,365
Piper Sandler Companies	3	998
PJT Partners Inc. - Class A	4	741
Popular, Inc.	12	1,546
Primerica, Inc.	6	1,763
Principal Financial Group, Inc.	43	3,546
Progressive Corporation, The	112	27,573
Prosperity Bancshares, Inc.	17	1,128
Prudential Financial, Inc.	68	7,024
Radian Group Inc.	27	997
Raymond James Financial, Inc.	33	5,629
Regions Financial Corporation	164	4,335
Reinsurance Group of America, Incorporated	13	2,406
RenaissanceRe Holdings Ltd	9	2,206
RLI Corp.	16	1,064
Robinhood Markets, Inc. - Class A (a)	140	20,026
Ryan Specialty Group Holdings, Inc. - Class A	20	1,131
S&P Global Inc.	59	28,518
SEI Investments Company	19	1,577
Selective Insurance Group, Inc.	11	911
ServisFirst Bancshares, Inc.	10	837
SLM Corporation	39	1,072
SoFi Technologies, Inc. (a)	222	5,870
Southstate Bank Corporation	19	1,859

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
State Street Corporation	55	6,370
StepStone Group Inc. - Class A	12	814
Stifel Financial Corp.	19	2,194
StoneX Group Inc. (a) (c)	8	843
Synchrony Financial	71	5,069
Synovus Financial Corp.	26	1,288
T. Rowe Price Group, Inc.	42	4,359
Texas Capital Bancshares, Inc. (a)	8	684
TFS Financial Corporation	12	155
The PNC Financial Services Group, Inc.	75	15,083
The Western Union Company (c)	65	518
TPG Inc. - Class A	23	1,306
Tradeweb Markets Inc. - Class A	22	2,449
Travelers Companies, Inc., The	43	12,008
Truist Financial Corporation	246	11,231
U.S. Bancorp	297	14,332
UMB Financial Corporation	14	1,637
United Bankshares, Inc.	27	995
United Community Banks, Inc.	22	695
Unum Group	31	2,377
Upstart Holdings, Inc. (a) (c)	15	786
Valley National Bancorp	85	900
Victory Capital Holdings, Inc. - Class A	8	545
Visa Inc. - Class A	325	110,793
Voya Financial, Inc.	18	1,355
W. R. Berkley Corporation	55	4,223
Webster Financial Corporation	31	1,863
Wells Fargo & Company	615	51,572
Western Alliance Bancorporation	21	1,814
White Mountains Insurance Group Ltd	—	762
Willis Towers Watson Public Limited Company	18	6,308
Wintrust Financial Corporation	12	1,587
Zions Bancorporation, National Association	27	1,512
Zurich American Corporation	11	561
		1,583,699
Industrials 0.2%
TransUnion	37	3,095
Information Technology 0.2%
Circle Internet Group, Inc. - Class A (a) (c)	8	1,043
Mara Holdings, Inc. (a) (c)	71	1,291
		2,334
Health Care 0.0%
CorVel Corporation (a)	5	421
Total Common Stocks (cost $1,078,934)		1,589,549
SHORT TERM INVESTMENTS 0.3%
Investment Companies 0.3%
JNL Government Money Market Fund - Class I, 4.04% (b) (d)	4,782	4,782
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 4.14% (b) (d)	418	418
Total Short Term Investments (cost $5,200)		5,200
Total Investments 99.7% (cost $1,084,134)		1,594,749
Other Derivative Instruments (0.0)%		(28)
Other Assets and Liabilities, Net 0.3%		5,054
Total Net Assets 100.0%		1,599,775

(a) Non-income producing security.

(b) Investment in affiliate.

(c) All or a portion of the security was on loan as of September 30, 2025.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL/Mellon Financial Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Bank of New York Mellon Corporation, The	11,535	824	2,709	209	1,099	3,374	14,123	0.9
Jackson Financial Inc. - Class A	1,242	—	43	33	21	164	1,384	0.1
JNL Government Money Market Fund, 4.14% - Class SL	1,441	23,220	24,243	46	—	—	418	—
JNL Government Money Market Fund, 4.04% - Class I	6,429	258,690	260,337	259	—	—	4,782	0.3
	20,647	282,734	287,332	547	1,120	3,538	20,707	1.3

JNL/Mellon Financial Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Financial Select Sector Index	64	December 2025	10,713	(28)	(1)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Financial Sector Fund
Assets - Securities
Common Stocks	1,589,549	—	—	1,589,549
Short Term Investments	5,200	—	—	5,200
	1,594,749	—	—	1,594,749
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(1)	—	—	(1)
	(1)	—	—	(1)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL/Mellon Healthcare Sector Fund
COMMON STOCKS 99.5%
Health Care 99.4%
Abbott Laboratories	813	108,834
AbbVie Inc.	825	191,041
ADMA Biologics, Inc. (a)	108	1,587
Agilent Technologies, Inc.	133	17,060
Akero Therapeutics Inc. (a)	29	1,376
Align Technology, Inc. (a)	33	4,185
Alignment Healthcare, Inc. (a)	54	935
Alkermes Public Limited Company (a)	74	2,235
Alnylam Pharmaceuticals, Inc. (a)	59	26,704
Amgen Inc.	251	70,890
Arcellx Inc. (a)	17	1,431
Avantor, Inc. (a)	315	3,934
Avidity Biosciences, Inc. (a)	51	2,203
Axsome Therapeutics, Inc. (a)	18	2,241
Baxter International Inc.	239	5,452
Becton, Dickinson and Company	134	25,153
Biogen Inc. (a)	66	9,276
BioMarin Pharmaceutical Inc. (a)	89	4,847
Bio-Rad Laboratories, Inc. - Class A (a)	9	2,592
Bio-Techne Corporation	74	4,131
Boston Scientific Corporation (a)	691	67,433
Bridgebio Pharma, Inc. (a)	65	3,353
Bristol-Myers Squibb Company	951	42,886
Bruker Corporation	48	1,546
Canticle Pharmaceuticals, Inc. (a)	9	3,952
Cardinal Health, Inc.	111	17,492
Cencora, Inc.	86	26,736
Centene Corporation (a)	219	7,814
Charles River Laboratories International, Inc. (a)	21	3,272
Chemed Corporation	7	3,090
Cigna Group, The	120	34,731
Cooper Companies, Inc., The (a)	92	6,305
Corcept Therapeutics Incorporated (a)	46	3,799
Crinetics Pharmaceuticals, Inc. (a)	42	1,760
CRISPR Therapeutics AG (a) (b)	40	2,596
CVS Health Corporation	591	44,525
Cytokinetics, Incorporated (a)	54	2,990
Danaher Corporation	305	60,506
Davita Inc. (a)	19	2,535
DexCom, Inc. (a)	182	12,222
Doximity, Inc. - Class A (a)	61	4,429
Edwards Lifesciences Corporation (a)	273	21,239
Elanco Animal Health Incorporated (a) (b)	220	4,433
Elevance Health, Inc.	105	34,049
Eli Lilly and Company	373	284,897
Encompass Health Corporation	45	5,712
Ensign Group, Inc., The	27	4,663
Exact Sciences Corporation (a)	86	4,688
Exelixis, Inc. (a)	118	4,859
GE HealthCare Technologies Inc.	213	15,982
Gilead Sciences, Inc.	582	64,637
Glaukos Corporation (a)	25	2,046
Globus Medical, Inc. - Class A (a)	55	3,123
Guardant Health, Inc. (a)	53	3,331
Haemonetics Corporation (a)	21	1,046
Halozyme Therapeutics, Inc. (a)	57	4,211
HCA Healthcare, Inc.	80	34,021
HealthEquity, Inc. (a)	40	3,747
Henry Schein, Inc. (a)	49	3,246
Hologic, Inc. (a)	104	7,037
Humana Inc.	56	14,579
ICU Medical, Inc. (a)	11	1,343
IDEXX Laboratories, Inc. (a)	38	24,008
Illumina, Inc. (a)	73	6,896
Incyte Corporation (a)	75	6,364
Insmed Incorporated (a)	97	14,045
Inspire Medical Systems, Inc. (a)	14	1,061
Insulet Corporation (a)	33	10,107
Integer Holdings Corporation (a)	16	1,643
Intuitive Surgical, Inc. (a)	167	74,548
Ionis Pharmaceuticals, Inc. (a)	70	4,586
IQVIA Holdings Inc (a)	79	14,999
Jazz Pharmaceuticals Public Limited Company (a)	28	3,693
Johnson & Johnson	1,125	208,596
Krystal Biotech, Inc. (a)	12	2,114
Labcorp Holdings Inc.	39	11,188
Lantheus Holdings, Inc. (a)	31	1,581
Masimo Corporation (a)	22	3,211
McKesson Corporation	59	45,247
Medpace Holdings, Inc. (a)	11	5,495
Medtronic, Inc.	599	57,082
Merck & Co., Inc.	1,137	95,437
Merit Medical Systems, Inc. (a)	28	2,303
Mettler-Toledo International Inc. (a)	10	11,935
Moderna, Inc. (a)	162	4,175
Molina Healthcare, Inc. (a)	25	4,793
Natera, Inc. (a)	61	9,846
Neurocrine Biosciences, Inc. (a)	46	6,505
Nuvalent, Inc. - Class A (a)	19	1,607
Option Care Health, Inc. (a)	77	2,148
Organon & Co.	111	1,184
Penumbra, Inc. (a)	17	4,410
Perrigo Company Public Limited Company (b)	59	1,305
Pfizer Inc.	2,648	67,480
Prestige Consumer Healthcare Inc. (a)	21	1,336
Procept Biorobotics Corporation (a) (b)	24	850
PTC Therapeutics, Inc. (a)	32	1,988
Quest Diagnostics Incorporated	52	9,897
RadNet, Inc. (a)	31	2,343
Regeneron Pharmaceuticals, Inc.	48	27,217
Repligen Corporation (a)	25	3,291
ResMed Inc.	69	18,798
Revolution Medicines, Inc. (a)	71	3,294
Revvity, Inc.	56	4,945
Rhythm Pharmaceuticals, Inc. (a)	22	2,268
Roivant Sciences Ltd. (a)	183	2,775
Royalty Pharma PLC - Class A	165	5,813
Sarepta Therapeutics, Inc. (a)	46	896
Soleno Therapeutics, Inc. (a)	20	1,374
Solventum Corporation (a)	65	4,743
Sotera Health LLC (a)	74	1,162
Steris Public Limited Company	45	11,037
Stryker Corporation	169	62,427
Summit Therapeutics Inc. (a) (b)	51	1,053
Teleflex Incorporated	22	2,655
Tempus AI, Inc. - Class A (a) (b)	39	3,137
Tenet Healthcare Corporation (a)	41	8,291
TG Therapeutics, Inc. (a) (b)	68	2,456
Thermo Fisher Scientific Inc.	176	85,564
Ultragenyx Pharmaceutical Inc. (a)	41	1,245
United Therapeutics Corporation (a)	19	8,095
UnitedHealth Group Incorporated	423	146,238
Universal Health Services, Inc. - Class B	26	5,327
Vaxcyte, Inc. (a)	53	1,908
Veeva Systems Inc. - Class A (a)	70	20,839
Vertex Pharmaceuticals Incorporated (a)	120	47,115
Viatris Inc.	560	5,540
Viking Therapeutics, Inc. (a) (b)	51	1,329
Waters Corporation (a)	28	8,280
Waystar Holding Corp. (a)	36	1,368
West Pharmaceutical Services, Inc.	34	8,811
Zimmer Biomet Holdings, Inc.	93	9,146
Zoetis Inc. - Class A	208	30,510
		2,637,921
Materials 0.1%
AptarGroup, Inc.	31	4,109
Total Common Stocks (cost $1,635,756)		2,642,030
SHORT TERM INVESTMENTS 0.4%
Investment Companies 0.4%
JNL Government Money Market Fund - Class I, 4.04% (c) (d)	9,906	9,906

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 4.14% (c) (d)	105	105
Total Short Term Investments (cost $10,011)		10,011
Total Investments 99.9% (cost $1,645,767)		2,652,041
Other Derivative Instruments 0.0%		320
Other Assets and Liabilities, Net 0.1%		1,306
Total Net Assets 100.0%		2,653,667

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2025.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL/Mellon Healthcare Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.04% - Class I	16,887	323,326	330,307	293	—	—	9,906	0.4
JNL Government Money Market Fund, 4.14% - Class SL	1,419	45,007	46,321	103	—	—	105	—
	18,306	368,333	376,628	396	—	—	10,011	0.4

JNL/Mellon Healthcare Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Health Care Select Sector Index	93	December 2025	12,889	320	285

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Healthcare Sector Fund
Assets - Securities
Common Stocks	2,642,030	—	—	2,642,030
Short Term Investments	10,011	—	—	10,011
	2,652,041	—	—	2,652,041
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	285	—	—	285
	285	—	—	285

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL/Mellon Industrials Sector Fund
COMMON STOCKS 99.3%
Industrials 97.6%
3M Company	37	5,778
A. O. Smith Corporation	8	583
AAON, Inc.	5	441
ABM Industries Incorporated	4	192
Acuity Brands, Inc.	2	716
Advanced Drainage Systems, Inc.	5	665
AECOM	9	1,160
AeroVironment, Inc. (a)	3	824
AGCO Corporation	4	449
Air Lease Corporation - Class A	7	420
Alaska Air Group, Inc. (a)	8	386
Allegion Public Limited Company	6	1,066
Amentum Holdings, Inc. (a)	9	223
American Airlines Group Inc. (a)	45	508
AMETEK, Inc.	16	3,032
API Group Corporation (a)	22	745
Applied Industrial Technologies, Inc.	3	701
Archer Aviation Inc. - Class A (a) (b)	35	337
Arcosa, Inc.	3	298
Armstrong World Industries, Inc.	3	592
ATI Inc. (a)	10	797
Avis Budget Group, Inc. (a)	1	196
Axon Enterprise, Inc. (a)	5	3,722
Boeing Company, The (a)	53	11,395
Booz Allen Hamilton Holding Corporation - Class A	8	853
Brady Corporation - Class A	3	235
Brink's Company, The	3	336
Builders FirstSource, Inc. (a)	8	964
BWXT Government Group, Inc.	6	1,183
C.H. Robinson Worldwide, Inc.	8	1,084
Carlisle Companies Incorporated	3	992
Carrier Global Corporation	55	3,311
Casella Waste Systems, Inc. - Class A (a)	4	408
Caterpillar Inc.	33	15,684
CBIZ, Inc. (a)	4	190
Chart Industries, Inc. (a)	3	628
Cintas Corporation	24	4,970
Clean Harbors, Inc. (a)	4	831
CNH Industrial N.V.	61	664
Comfort Systems USA, Inc.	2	2,032
Construction Partners, Inc. - Class A (a)	3	411
Copart, Inc. (a)	59	2,636
Core & Main, Inc. - Class A (a)	12	630
Crane Company	3	638
CSW Industrials, Inc.	1	277
CSX Corporation	130	4,630
Cummins Inc.	10	4,062
Curtiss-Wright Corporation	3	1,424
Deere & Company	17	7,971
Delta Air Lines, Inc.	45	2,578
Donaldson Company, Inc.	8	688
Dover Corporation	10	1,602
Dycom Industries, Inc. (a)	2	565
Eaton Corporation Public Limited Company	27	10,235
EMCOR Group, Inc.	3	2,019
Emerson Electric Co.	39	5,167
EnerSys	3	297
Enpro Inc.	1	311
Equifax Inc.	9	2,206
ESAB Corporation	4	438
Expeditors International of Washington, Inc. - Class A	9	1,145
Exponent, Inc.	4	248
Fastenal Company	80	3,919
Federal Signal Corporation	4	508
FedEx Corporation	15	3,640
Ferguson Enterprises Inc.	14	3,152
Flowserve Corporation	9	483
Fluor Corporation (a)	11	461
Fortune Brands Innovations, Inc.	8	437
Franklin Electric Co., Inc.	3	261
FTAI Aviation Ltd.	7	1,186
FTI Consulting, Inc. (a)	2	361
Gates Industrial Corporation PLC (a)	17	420
GATX Corporation	2	425
GE Vernova Inc.	19	11,730
Generac Holdings Inc. (a)	4	693
General Dynamics Corporation	17	5,788
General Electric Company	74	22,251
GEO Group, Inc., The (a)	9	189
Graco Inc.	12	998
Granite Construction Incorporated (b)	3	314
Griffon Corporation	3	213
GXO Logistics Inc. (a)	8	426
Hayward Holdings, Inc. (a)	14	216
HEICO Corporation	3	953
HEICO Corporation - Class A	5	1,371
Herc Holdings Inc.	2	254
Hexcel Corporation	6	354
Honeywell International Inc.	44	9,341
Howmet Aerospace Inc.	27	5,324
Hubbell Incorporated	4	1,610
Huntington Ingalls Industries, Inc.	3	794
IDEX Corporation	5	821
IES Holdings, Inc. (a) (b)	1	235
Illinois Tool Works Inc.	21	5,367
Ingersoll Rand Inc.	28	2,331
ITT Inc.	5	980
J.B. Hunt Transport Services, Inc.	6	746
Jacobs Solutions Inc.	9	1,286
JBT Marel Corporation	4	507
Joby Aviation, Inc. - Class A (a) (b)	33	530
Johnson Controls International Public Limited Company	46	5,075
Kadant Inc.	1	234
Karman Holdings Inc. (a)	2	176
KBR, Inc.	9	431
Kirby Corporation (a)	4	324
Knight-Swift Transportation Holdings Inc. - Class A	11	436
Korn Ferry	3	242
Kratos Defense & Security Solutions, Inc. (a)	11	1,046
L3Harris Technologies, Inc.	13	3,972
Landstar System, Inc.	2	304
Lennox International Inc.	2	1,213
Leonardo DRS, Inc.	5	234
Lincoln Electric Holdings, Inc.	4	924
Loar Holdings Inc. (a)	2	131
Lockheed Martin Corporation	14	6,932
Masco Corporation	15	1,041
MasTec, Inc. (a)	4	907
Matson Intermodal - Paragon, Inc.	2	204
Maximus, Inc.	4	360
Middleby Corporation, The (a)	4	496
Mine Safety Appliances Company, LLC	3	443
MOOG Inc. - Class A	2	411
MSC Industrial Direct Co., Inc. - Class A	3	254
Mueller Industries, Inc.	8	776
Mueller Water Products, Inc. - Class A	11	278
Nordson Corporation	4	821
Norfolk Southern Corporation	16	4,751
Northrop Grumman Corporation	10	5,873
Nvent Electric Public Limited Company	12	1,138
Old Dominion Freight Line, Inc.	12	1,753
Oshkosh Corporation	4	544
Otis Worldwide Corporation	28	2,529
Owens Corning	6	839
PACCAR Inc	36	3,538
Parker-Hannifin Corporation	9	6,500
Pentair Public Limited Company	12	1,278
Primoris Services Corporation	4	514
Quanta Services, Inc.	10	4,218
RBC Bearings Incorporated (a)	2	839
Regal Rexnord Corporation	5	668
Republic Services, Inc.	14	3,254
Robert Half Inc.	7	239
Rocket Lab Corporation (a) (b)	29	1,396

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Rockwell Automation, Inc.	8	2,757
RTX Corporation	94	15,654
Ryder System, Inc.	3	530
Saia, Inc. (a)	2	557
SiteOne Landscape Supply, Inc. (a)	3	396
SkyWest, Inc. (a)	3	271
Snap-on Incorporated	4	1,234
Southwest Airlines Co.	32	1,025
Spirit AeroSystems Holdings, Inc. - Class A (a)	8	299
SPX Technologies, Inc. (a)	3	645
StandardAero, Inc. (a)	8	212
Stanley Black & Decker, Inc.	11	791
Sterling Infrastructure, Inc. (a)	2	723
Tetra Tech, Inc.	18	588
Textron Inc.	13	1,063
Timken Company, The	4	340
Toro Company, The	7	533
Trane Technologies Public Limited Company	16	6,575
TransDigm Group Incorporated	4	4,925
Trex Company, Inc. (a)	7	382
Trinet Group, Inc.	2	124
U-Haul Holding Company (a)	—	26
U-Haul Holding Company - Series N	7	348
UL Solutions Inc. - Class A	4	292
Union Pacific Corporation	41	9,787
United Airlines Holdings, Inc. (a)	23	2,200
United Parcel Service, Inc. - Class B	51	4,262
United Rentals, Inc.	4	4,288
Valmont Industries, Inc.	1	544
Veralto Corporation	16	1,763
Verisk Analytics, Inc.	10	2,462
Vertiv Holdings Co - Class A	26	3,943
W.W. Grainger, Inc.	3	3,008
Waste Management, Inc.	26	5,671
Watsco, Inc.	2	985
Watts Water Technologies, Inc. - Class A	2	531
WESCO International, Inc.	3	712
Westinghouse Air Brake Technologies Corporation	12	2,392
Willscot Holdings Corporation - Class A	13	270
Woodward, Inc.	4	1,035
XPO, Inc. (a)	8	1,065
Xylem Inc.	17	2,478
Zurn Elkay Water Solutions Corporation	11	499
		366,365
Consumer Discretionary 0.6%
ADT, Inc.	24	205
Aramark	18	700
Pool Corporation	3	802
TopBuild Corp. (a)	2	771
		2,478
Financials 0.4%
Global Payments Inc.	17	1,409
Materials 0.3%
Carpenter Technology Corporation	3	820
Louisiana-Pacific Corporation (W VA)	4	398
		1,218
Information Technology 0.3%
Advanced Energy Industries, Inc.	3	451
Dolby Laboratories, Inc. - Class A	4	302
Mirion Technologies (US), Inc. - Class A (a)	15	340
		1,093
Utilities 0.1%
MDU Resources Group, Inc.	14	244
Otter Tail Corporation	3	236
		480
Total Common Stocks (cost $301,622)		373,043
SHORT TERM INVESTMENTS 0.6%
Investment Companies 0.6%
JNL Government Money Market Fund - Class I, 4.04% (c) (d)	2,080	2,080
Total Short Term Investments (cost $2,080)		2,080
Total Investments 99.9% (cost $303,702)		375,123
Other Derivative Instruments 0.0%		18
Other Assets and Liabilities, Net 0.1%		350
Total Net Assets 100.0%		375,491

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2025.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL/Mellon Industrials Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.04% - Class I	4,623	104,489	107,032	72	—	—	2,080	0.6
JNL Government Money Market Fund, 4.14% - Class SL	623	5,782	6,405	14	—	—	—	—
	5,246	110,271	113,437	86	—	—	2,080	0.6

JNL/Mellon Industrials Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Industrial Select Sector Index	15	December 2025	2,308	18	43

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Industrials Sector Fund
Assets - Securities
Common Stocks	373,043	—	—	373,043
Short Term Investments	2,080	—	—	2,080
	375,123	—	—	375,123

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Industrials Sector Fund (continued)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	43	—	—	43
	43	—	—	43

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL/Mellon Information Technology Sector Fund
COMMON STOCKS 99.8%
Information Technology 95.7%
Accenture Public Limited Company - Class A	227	55,949
ACI Worldwide, Inc. (a)	39	2,041
Adobe Inc. (a)	154	54,339
Advanced Micro Devices, Inc. (a)	588	95,209
Akamai Technologies, Inc. (a)	51	3,831
Allegro Microsystems Inc. (a)	45	1,326
Amkor Technology, Inc.	43	1,221
Amphenol Corporation - Class A	444	54,957
Analog Devices, Inc.	180	44,257
AppFolio, Inc. - Class A (a)	8	2,327
Apple Inc.	5,399	1,374,858
Applied Materials, Inc.	291	59,616
AppLovin Corporation - Class A (a)	77	55,607
Arista Networks, Inc. (a)	374	54,546
Arrow Electronics, Inc. (a)	17	2,067
Astera Labs, Inc. (a)	48	9,298
Atlassian Corporation - Class A (a)	59	9,424
Aurora Innovations Inc. - Class A (a)	396	2,136
Autodesk, Inc. (a)	77	24,562
Avnet, Inc.	31	1,624
Badger Meter, Inc.	11	1,907
Belden Inc.	14	1,738
Bentley Systems, Incorporated - Class B	49	2,531
Bill Holdings, Inc. (a)	30	1,601
Blackbaud, Inc. (a)	15	953
Blackline, Inc. (a)	18	975
Box, Inc. - Class A (a)	52	1,689
Broadcom Inc.	1,679	553,787
Cadence Design Systems, Inc. (a)	99	34,722
CCC Intelligent Solutions Holdings Inc. (a) (b)	190	1,729
CDW Corp.	48	7,611
Ciena Corporation (a)	51	7,488
Cirrus Logic, Inc. (a)	20	2,460
Cisco Systems, Inc.	1,442	98,659
Clearwater Analytics Holdings, Inc. - Class A (a)	98	1,771
Cloudflare, Inc. - Class A (a)	111	23,780
Cognex Corporation	58	2,649
Cognizant Technology Solutions Corporation - Class A	179	12,000
Coherent Corp. (a)	56	5,993
CommVault Systems, Inc. (a)	16	3,037
Confluent, Inc. - Class A (a)	102	2,027
Coreweave, Inc. - Class A (a)	20	2,727
Corning Incorporated	274	22,442
Credo Technology Group Holding Ltd (a)	53	7,697
CrowdStrike Holdings, Inc. - Class A (a)	87	42,869
Datadog, Inc. - Class A (a)	108	15,447
Dell Technologies Inc. - Class C	112	15,846
DocuSign, Inc. (a)	74	5,322
Dropbox, Inc. - Class A (a)	68	2,059
Dynatrace, Inc. (a)	108	5,243
Elastic N.V. (a)	32	2,695
Enphase Energy, Inc. (a)	48	1,680
Entegris, Inc.	54	5,035
EPAM Systems, Inc. (a)	20	3,032
F5, Inc. (a)	21	6,808
Fabrinet (a)	13	4,826
Fair Isaac Corporation (a)	8	12,689
First Solar, Inc. (a)	37	8,154
Flex Ltd. (a)	133	7,704
Fortinet, Inc. (a)	236	19,877
Gartner, Inc. (a)	27	7,221
Gen Digital Inc.	207	5,866
GitLab Inc. - Class A (a)	48	2,142
GoDaddy Inc. - Class A (a)	52	7,049
Guidewire Software, Inc. (a)	30	6,960
Hewlett Packard Enterprise Company	476	11,700
HP, Inc.	342	9,302
HubSpot, Inc. (a)	18	8,455
Informatica Inc. - Class A (a)	60	1,496
Insight Enterprises, Inc. (a)	10	1,173
Intapp US, Inc. (a)	20	830
Intel Corporation (a)	1,595	53,497
InterDigital, Inc. (b)	9	3,040
International Business Machines Corporation	338	95,489
Intuit Inc.	99	67,621
ionQ, Inc. (a) (b)	101	6,217
Itron, Inc. (a)	16	2,049
Jabil Inc.	36	7,860
JFROG Ltd (a)	36	1,681
Keysight Technologies, Inc. (a)	63	10,936
KLA Corporation	48	51,786
Kyndryl Holdings, Inc. (a)	84	2,519
Lam Research Corporation	460	61,641
Lattice Semiconductor Corporation (a)	50	3,673
Life360, Inc. (a) (b)	27	2,861
Littelfuse, Inc.	9	2,391
Lumentum Holdings Inc. (a)	25	4,074
MACOM Technology Solutions Holdings, Inc. (a)	23	2,881
Manhattan Associates, Inc. (a)	22	4,519
Marvell Technology, Inc.	312	26,263
Microchip Technology Incorporated	196	12,611
Micron Technology, Inc.	406	67,972
Microsoft Corporation	2,705	1,400,947
MKS Inc.	19	2,382
MongoDB, Inc. - Class A (a)	29	8,853
Monolithic Power Systems, Inc.	17	15,299
Motorola Solutions, Inc.	61	27,763
NetApp, Inc.	70	8,282
Novanta Inc. (a)	13	1,346
Nutanix, Inc. - Class A (a)	93	6,911
NVIDIA Corporation	8,553	1,595,770
NXP Semiconductors N.V.	88	20,024
Okta, Inc. - Class A (a)	60	5,513
ON Semiconductor Corporation (a)	153	7,542
Onto Innovation Inc. (a)	18	2,305
Oracle Corporation	593	166,735
OSI Systems, Inc. (a)	6	1,470
Palantir Technologies Inc. - Class A (a)	794	144,859
Palo Alto Networks, Inc. (a)	242	49,223
Pegasystems Inc.	34	1,930
Plexus Corp. (a)	10	1,389
Procore Technologies, Inc. (a)	43	3,134
PTC Inc. (a)	43	8,802
Pure Storage, Inc. - Class A (a)	112	9,350
Q2 Holdings, Inc. (a)	22	1,575
Qorvo, Inc. (a)	31	2,806
Qualcomm Incorporated	393	65,418
Qualys, Inc. (a)	13	1,731
Rambus Inc. (a)	39	4,090
Roper Technologies, Inc.	39	19,475
Rubrik, Inc. - Class A (a)	43	3,513
SailPoint, Inc. (a) (b)	24	526
Salesforce, Inc.	337	79,883
Samsara Inc. - Class A (a)	96	3,594
SanDisk LLC (a)	42	4,739
Sanmina Corporation (a)	18	2,101
Seagate Technology Holdings Public Limited Company	74	17,490
SentinelOne, Inc. - Class A (a)	113	1,995
ServiceNow, Inc. (a)	76	69,596
ServiceTitan, Inc. - Class A (a)	4	413
Silicon Laboratories Inc. (a)	12	1,568
Sitime Corporation (a)	8	2,357
Skyworks Solutions, Inc.	57	4,377
Snowflake Inc. - Class A (a)	118	26,686
Soundhound AI, Inc. - Class A (a) (b)	131	2,104
SPS Commerce, Inc. (a)	14	1,450
Strategy Inc - Class A (a)	96	30,896
Super Micro Computer, Inc. (a) (b)	192	9,185
Synopsys, Inc. (a)	67	33,105
TD SYNNEX Corporation	27	4,442
TE Connectivity Public Limited Company	108	23,615
Teledyne Technologies Incorporated (a)	17	9,976
Tenable Holdings, Inc. (a)	44	1,283
Teradyne, Inc.	58	8,038

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Texas Instruments Incorporated	330	60,625
Trimble Inc. (a)	87	7,075
Twilio Inc. - Class A (a)	53	5,299
Tyler Technologies, Inc. (a)	16	8,173
Uipath, Inc. - Class A (a)	155	2,076
Unity Software Inc. (a)	117	4,670
Universal Display Corporation	17	2,470
Varonis Systems, Inc. (a)	41	2,330
VeriSign, Inc.	29	8,098
Vontier Corporation	54	2,282
Western Digital Corporation	125	15,004
Workday, Inc. - Class A (a)	78	18,884
Workiva Inc. - Class A (a)	19	1,641
Zebra Technologies Corporation - Class A (a)	19	5,505
Zoom Communications, Inc. - Class A (a)	87	7,178
Zscaler, Inc. (a)	35	10,573
		7,513,968
Industrials 2.6%
Automatic Data Processing, Inc.	148	43,298
Broadridge Financial Solutions, Inc.	43	10,138
Caci International Inc. - Class A (a)	8	3,988
Clarivate PLC (a) (b)	133	511
Dayforce, Inc. (a)	56	3,889
ESCO Technologies Inc.	9	1,870
ExlService Holdings, Inc. (a)	60	2,621
Fortive Corporation	121	5,921
Genpact Limited	54	2,280
Leidos Holdings, Inc.	44	8,308
Lyft, Inc. - Class A (a)	142	3,131
Nextracker LLC - Class A (a)	52	3,876
Parsons Corporation (a) (b)	20	1,621
Paychex, Inc.	118	14,917
Paycom Software, Inc.	18	3,816
Paylocity Holding Corporation (a)	16	2,577
Qxo, Inc. (a) (b)	214	4,075
Science Applications International Corporation	17	1,701
Sensata Technologies Holding PLC	52	1,601
SS&C Technologies Holdings, Inc.	79	6,976
Uber Technologies, Inc. (a)	732	71,705
Verra Mobility Corporation - Class A (a)	59	1,458
		200,278
Financials 1.1%
Affirm Holdings, Inc. - Class A (a)	97	7,061
Block, Inc. - Class A (a)	203	14,678
Corpay Inc (a)	25	7,075
Euronet Worldwide, Inc. (a) (b)	14	1,193
Fidelity National Information Services, Inc.	191	12,560
Fiserv, Inc. (a)	196	25,276
Jack Henry & Associates, Inc.	27	3,946
Remitly Global, Inc. (a)	57	923
Shift4 Payments, LLC - Class A (a) (b)	24	1,849
Toast, Inc. - Class A (a)	180	6,570
Wex, Inc. (a)	12	1,813
		82,944
Consumer Discretionary 0.2%
Duolingo, Inc. - Class A (a)	14	4,551
Garmin Ltd.	59	14,484
		19,035
Communication Services 0.2%
AST Spacemobile, Inc. - Class A (a) (b)	81	3,994
EchoStar Corporation - Class A (a)	49	3,725
Grindr Inc. (a)	14	209
Trade Desk, Inc., The - Class A (a)	162	7,934
ZoomInfo Technologies Inc. - Class A (a)	111	1,216
		17,078
Total Common Stocks (cost $4,111,067)		7,833,303
SHORT TERM INVESTMENTS 0.4%
Investment Companies 0.2%
JNL Government Money Market Fund - Class I, 4.04% (c) (d)	21,935	21,935
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 4.14% (c) (d)	14,150	14,150
Total Short Term Investments (cost $36,085)		36,085
Total Investments 100.2% (cost $4,147,152)		7,869,388
Other Derivative Instruments 0.0%		180
Other Assets and Liabilities, Net (0.2)%		(17,796)
Total Net Assets 100.0%		7,851,772

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2025.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL/Mellon Information Technology Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.04% - Class I	27,691	609,945	615,701	777	—	—	21,935	0.3
JNL Government Money Market Fund, 4.14% - Class SL	13	193,150	179,013	329	—	—	14,150	0.2
	27,704	803,095	794,714	1,106	—	—	36,085	0.5

JNL/Mellon Information Technology Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Technology Select Sector Index	94	December 2025	26,081	180	870

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Information Technology Sector Fund
Assets - Securities
Common Stocks	7,833,303	—	—	7,833,303
Short Term Investments	36,085	—	—	36,085
	7,869,388	—	—	7,869,388
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	870	—	—	870
	870	—	—	870

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL/Mellon Materials Sector Fund
COMMON STOCKS 99.4%
Materials 97.7%
Air Products and Chemicals, Inc.	29	8,004
Albemarle Corporation	15	1,256
Alcoa Corporation	34	1,135
Amrize AG (a)	65	3,160
Avient Corporation	11	379
Axalta Coating Systems Ltd. (a)	27	778
Balchem Corporation	4	645
Cabot Corporation	7	508
Celanese Corporation - Class A	14	571
CF Industries Holdings, Inc.	22	1,959
Cleveland-Cliffs Inc. (a)	63	765
Coeur Mining, Inc. (a)	83	1,553
Commercial Metals Company	14	800
Corteva, Inc.	90	6,118
CRH Public Limited Company	89	10,650
Dow Inc.	93	2,123
DuPont de Nemours, Inc.	55	4,299
Eagle Materials Inc.	4	1,021
Eastman Chemical Company	15	962
Ecolab Inc.	34	9,190
Element Solutions Inc.	29	725
FMC Corporation	15	508
Freeport-McMoRan Inc.	185	7,252
H.B. Fuller Company	7	407
Hecla Mining Company (b)	75	907
International Flavors & Fragrances Inc.	34	2,076
KRC Materials, Inc. (a)	7	515
Linde Public Limited Company	62	29,509
LyondellBasell Industries N.V. - Class A	34	1,676
Martin Marietta Materials, Inc.	8	5,041
Mosaic Company, The	40	1,401
NewMarket Corporation	1	788
Newmont Corporation	145	12,220
Nucor Corporation	31	4,153
PPG Industries, Inc.	30	3,150
Reliance, Inc.	7	1,945
Royal Gold, Inc.	9	1,742
RPM International Inc.	17	2,005
Scotts Miracle-Gro Company, The	6	326
Sensient Technologies Corporation	6	522
Sherwin-Williams Company, The	30	10,527
Southern Copper Corporation	12	1,447
Steel Dynamics, Inc.	18	2,578
Vulcan Materials Company	18	5,394
Westlake Corporation	4	345
		153,035
Industrials 1.5%
Boise Cascade Company	5	386
Simpson Manufacturing Co., Inc.	6	926
Tecnoglass Inc.	3	210
UFP Industries, Inc.	8	752
		2,274
Consumer Staples 0.2%
WD-40 Company	2	352
Total Common Stocks (cost $138,876)		155,661
SHORT TERM INVESTMENTS 0.5%
Investment Companies 0.5%
JNL Government Money Market Fund - Class I, 4.04% (c) (d)	868	868
Total Short Term Investments (cost $868)		868
Total Investments 99.9% (cost $139,744)		156,529
Other Derivative Instruments 0.0%		5
Other Assets and Liabilities, Net 0.1%		89
Total Net Assets 100.0%		156,623
(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2025.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL/Mellon Materials Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.04% - Class I	1,257	39,951	40,340	20	—	—	868	0.6
JNL Government Money Market Fund, 4.14% - Class SL	408	4,292	4,700	2	—	—	—	—
	1,665	44,243	45,040	22	—	—	868	0.6

JNL/Mellon Materials Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Materials Select Sector Index	10	December 2025	976	5	(18)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Materials Sector Fund
Assets - Securities
Common Stocks	155,661	—	—	155,661
Short Term Investments	868	—	—	868
	156,529	—	—	156,529
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(18)	—	—	(18)
	(18)	—	—	(18)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL/Mellon Nasdaq 100 Index Fund
COMMON STOCKS 99.1%
Information Technology 54.2%
Adobe Inc. (a)	212	74,921
Advanced Micro Devices, Inc. (a)	808	130,728
Analog Devices, Inc.	247	60,762
Apple Inc.	3,011	766,627
Applied Materials, Inc.	400	81,879
AppLovin Corporation - Class A (a)	153	110,179
Arm Holdings PLC - ADR (a)	66	9,339
ASML Holding N.V. - ADR	42	40,880
Atlassian Corporation - Class A (a)	82	13,156
Autodesk, Inc. (a)	107	33,878
Broadcom Inc.	1,578	520,681
Cadence Design Systems, Inc. (a)	136	47,795
CDW Corp.	65	10,347
Cisco Systems, Inc.	1,973	135,021
Cognizant Technology Solutions Corporation - Class A	247	16,535
CrowdStrike Holdings, Inc. - Class A (a)	124	60,865
Datadog, Inc. - Class A (a)	160	22,764
Fortinet, Inc. (a)	380	31,980
Globalfoundries Inc. (a)	276	9,875
Intel Corporation (a)	2,174	72,929
Intuit Inc.	139	94,931
KLA Corporation	66	71,081
Lam Research Corporation	637	85,352
Marvell Technology, Inc.	431	36,221
Microchip Technology Incorporated	268	17,198
Micron Technology, Inc.	557	93,185
Microsoft Corporation	1,508	781,102
NVIDIA Corporation	4,930	919,828
NXP Semiconductors N.V.	126	28,603
ON Semiconductor Corporation (a)	207	10,194
Palantir Technologies Inc. - Class A (a)	1,135	207,087
Palo Alto Networks, Inc. (a)	332	67,661
Qualcomm Incorporated	539	89,588
Roper Technologies, Inc.	53	26,632
Shopify Inc. - Class A (a)	607	90,213
Strategy Inc - Class A (a)	132	42,428
Synopsys, Inc. (a)	92	45,447
Texas Instruments Incorporated	453	83,180
Workday, Inc. - Class A (a)	108	26,032
Zscaler, Inc. (a)	78	23,350
		5,090,454
Communication Services 15.2%
Alphabet Inc. - Class A	1,179	286,584
Alphabet Inc. - Class C	1,102	268,300
Comcast Corporation - Class A	1,856	58,314
Electronic Arts Inc.	125	25,255
Former Charter Communications Parent, Inc. - Class A (a)	70	19,371
Meta Platforms, Inc. - Class A	440	322,964
Netflix, Inc. (a)	212	254,266
Take-Two Interactive Software, Inc. (a)	91	23,513
T-Mobile US, Inc.	562	134,464
Trade Desk, Inc., The - Class A (a)	220	10,781
Warner Bros. Discovery, Inc. - Series A (a)	1,228	23,983
		1,427,795
Consumer Discretionary 13.2%
Airbnb, Inc. - Class A (a)	215	26,091
Amazon.com, Inc. (a)	2,164	475,104
Booking Holdings Inc.	16	87,555
DoorDash, Inc. - Class A (a)	199	54,038
Lululemon Athletica Inc. (a)	58	10,269
Marriott International, Inc. - Class A	137	35,615
MercadoLibre, Inc. (a)	25	59,040
O'Reilly Automotive, Inc. (a)	426	45,923
Pinduoduo (Shanghai) Network Technology Co., Ltd. - ADR (a)	333	43,972
Ross Stores, Inc.	163	24,860
Starbucks Corporation	566	47,910
Tesla Inc. (a)	739	328,854
		1,239,231
Consumer Staples 4.5%
Coca-Cola Europacific Partners PLC	228	20,635
Costco Wholesale Corporation	221	204,661
Keurig Dr Pepper Inc.	679	17,313
Kraft Heinz Company, The	586	15,251
Mondelez International, Inc. - Class A	645	40,272
Monster Beverage 1990 Corporation (a)	488	32,847
PepsiCo, Inc.	683	95,957
		426,936
Industrials 4.2%
Automatic Data Processing, Inc.	202	59,371
Axon Enterprise, Inc. (a)	39	27,748
Cintas Corporation	201	41,303
Copart, Inc. (a)	483	21,731
CSX Corporation	933	33,142
Fastenal Company	573	28,111
Honeywell International Inc.	320	67,418
Old Dominion Freight Line, Inc.	106	14,918
PACCAR Inc	262	25,793
Paychex, Inc.	180	22,855
Thomson Reuters Corporation	224	34,791
Verisk Analytics, Inc.	69	17,384
		394,565
Health Care 4.2%
Amgen Inc.	268	75,618
AstraZeneca PLC - ADR	298	22,838
Biogen Inc. (a)	73	10,166
DexCom, Inc. (a)	196	13,202
GE HealthCare Technologies Inc.	227	17,086
Gilead Sciences, Inc.	620	68,809
IDEXX Laboratories, Inc. (a)	40	25,605
Intuitive Surgical, Inc. (a)	179	79,882
Regeneron Pharmaceuticals, Inc.	53	29,699
Vertex Pharmaceuticals Incorporated (a)	128	50,119
		393,024
Utilities 1.4%
American Electric Power Company, Inc.	266	29,949
Constellation Energy Group, Inc.	156	51,397
Exelon Corporation	503	22,644
XCEL Energy Inc.	289	23,269
		127,259
Materials 1.2%
Linde Public Limited Company	235	111,425
Energy 0.5%
Baker Hughes Company - Class A	494	24,054
Diamondback Energy, Inc.	146	20,963
		45,017
Financials 0.3%
PayPal Holdings, Inc. (a)	485	32,501
Real Estate 0.2%
CoStar Group, Inc. (a)	211	17,791
Total Common Stocks (cost $4,830,691)		9,305,998
SHORT TERM INVESTMENTS 0.8%
Investment Companies 0.8%
JNL Government Money Market Fund - Class I, 4.04% (b) (c)	78,367	78,367
Total Short Term Investments (cost $78,367)		78,367
Total Investments 99.9% (cost $4,909,058)		9,384,365
Other Derivative Instruments 0.0%		224
Other Assets and Liabilities, Net 0.1%		5,470
Total Net Assets 100.0%		9,390,059

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL/Mellon Nasdaq 100 Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.04% - Class I	54,721	679,711	656,065	2,092	—	—	78,367	0.8
JNL Government Money Market Fund, 4.14% - Class SL	7,147	66,116	73,263	71	—	—	—	—
	61,868	745,827	729,328	2,163	—	—	78,367	0.8

JNL/Mellon Nasdaq 100 Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
NASDAQ 100 Stock Index	177	December 2025	86,643	224	1,509

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Nasdaq 100 Index Fund
Assets - Securities
Common Stocks	9,305,998	—	—	9,305,998
Short Term Investments	78,367	—	—	78,367
	9,384,365	—	—	9,384,365
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,509	—	—	1,509
	1,509	—	—	1,509

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL/Mellon Real Estate Sector Fund
COMMON STOCKS 98.9%
Real Estate 96.2%
Agree Realty Corporation	15	1,050
Alexandria Real Estate Equities, Inc.	20	1,686
American Healthcare REIT, Inc.	21	864
American Homes 4 Rent - Class A	42	1,395
American Tower Corporation	64	12,232
Americold Realty Trust, Inc.	34	414
AvalonBay Communities, Inc.	19	3,604
Brixmor Property Group Inc.	42	1,155
Broadstone Net Lease, Inc.	24	422
BXP, Inc. (a)	20	1,465
Camden Property Trust	15	1,577
Caretrust REIT, Inc.	27	948
CBRE Group, Inc. - Class A (b)	41	6,389
Compass, Inc. - Class A (b)	60	480
COPT Defense Properties	15	447
CoStar Group, Inc. (b)	54	4,583
Cousins Properties Incorporated	21	617
Crown Castle Inc.	56	5,435
Cubesmart, L.P.	31	1,267
Digital Realty Trust, Inc.	43	7,507
EastGroup Properties, Inc.	7	1,211
EPR Properties	10	594
Equinix, Inc.	13	10,453
Equity Lifestyle Properties, Inc.	26	1,583
Equity Residential	47	3,030
Essential Properties Realty Trust, Inc.	27	803
Essex Property Trust, Inc.	8	2,242
Extra Space Storage Inc.	28	3,932
Federal Realty Investment Trust	12	1,187
First Industrial Realty Trust, Inc.	17	849
Gaming and Leisure Properties, Inc.	36	1,678
Healthcare Realty Trust Incorporated - Class A	47	840
Healthpeak OP, LLC	95	1,824
Highwoods Properties, Inc.	14	447
Host Hotels & Resorts, Inc.	95	1,620
Howard Hughes Holdings Inc. (b)	4	350
Independence Realty Trust, Inc.	30	497
Invitation Homes Inc.	76	2,228
Iron Mountain Incorporated	40	4,103
Jones Lang LaSalle Incorporated (b)	6	1,925
Kilroy Realty Corporation	15	619
Kimco Realty OP, LLC	93	2,022
Kite Realty Naperville, LLC	30	667
Lamar Advertising Company - Class A	12	1,455
Lineage, Inc.	8	316
Macerich Company, The	35	629
Mid-America Apartment Communities, Inc.	16	2,217
Millrose Properties, Inc. - Class A	16	552
National Health Investors, Inc.	6	485
NNN REIT, Inc.	26	1,093
Omega Healthcare Investors, Inc.	39	1,653
Phillips Edison & Company, Inc.	16	559
PotlatchDeltic Corporation	10	402
ProLogis Inc.	126	14,437
Public Storage Operating Company	22	6,237
Rayonier Inc.	19	509
Realty Income Corporation	119	7,250
Regency Centers Corporation	22	1,635
Rexford Industrial Realty, Inc.	32	1,321
Ryman Hospitality Properties, Inc.	8	753
Sabra Health Care REIT, Inc.	29	549
SBA Communications Corporation - Class A	15	2,841
Simon Property Group, Inc.	44	8,312
SL Green Realty Corp. (a)	10	579
STAG Industrial, Inc.	26	900
Sun Communities, Inc.	16	2,094
Tanger Inc.	15	514
Terreno Realty Corporation	14	782
UDR, Inc.	41	1,521
Ventas, Inc.	59	4,127
VICI Properties Inc.	144	4,690
Vornado Realty Trust	22	900
W.P. Carey Inc.	30	1,999
Welltower Inc.	91	16,256
Weyerhaeuser Company	94	2,338
		188,146
Financials 2.7%
AGNC Investment Corp. (a)	141	1,381
Annaly Capital Management, Inc.	88	1,769
Blackstone Mortgage Trust, Inc. - Class A	22	413
RITHM Capital Corp.	72	825
Starwood Property Trust, Inc.	47	912
		5,300
Total Common Stocks (cost $201,671)		193,446
SHORT TERM INVESTMENTS 1.3%
Securities Lending Collateral 0.7%
JNL Government Money Market Fund - Class SL, 4.14% (c) (d)	1,298	1,298
Investment Companies 0.6%
JNL Government Money Market Fund - Class I, 4.04% (c) (d)	1,128	1,128
Total Short Term Investments (cost $2,426)		2,426
Total Investments 100.2% (cost $204,097)		195,872
Other Derivative Instruments 0.0%		8
Other Assets and Liabilities, Net (0.2)%		(355)
Total Net Assets 100.0%		195,525

(a) All or a portion of the security was on loan as of September 30, 2025.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL/Mellon Real Estate Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.04% - Class I	744	27,545	27,161	25	—	—	1,128	0.6
JNL Government Money Market Fund, 4.14% - Class SL	1,331	10,758	10,791	9	—	—	1,298	0.6
	2,075	38,303	37,952	34	—	—	2,426	1.2

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL/Mellon Real Estate Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Real Estate Select Sector Index	39	December 2025	2,017	8	11

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Real Estate Sector Fund
Assets - Securities
Common Stocks	193,446	—	—	193,446
Short Term Investments	2,426	—	—	2,426
	195,872	—	—	195,872
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	11	—	—	11
	11	—	—	11

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL/Mellon S&P 500 Index Fund
COMMON STOCKS 99.4%
Information Technology 34.6%
Accenture Public Limited Company - Class A	184	45,451
Adobe Inc. (a)	125	44,222
Advanced Micro Devices, Inc. (a)	479	77,572
Akamai Technologies, Inc. (a)	46	3,456
Amphenol Corporation - Class A	362	44,743
Analog Devices, Inc.	147	36,069
Apple Inc.	4,391	1,118,153
Applied Materials, Inc. (b)	237	48,586
AppLovin Corporation - Class A (a) (b)	80	57,509
Arista Networks, Inc. (a)	303	44,135
Autodesk, Inc. (a)	63	19,972
Broadcom Inc.	1,392	459,247
Cadence Design Systems, Inc. (a)	82	28,733
CDW Corp.	39	6,192
Cisco Systems, Inc.	1,173	80,232
Cognizant Technology Solutions Corporation - Class A	144	9,626
Corning Incorporated	229	18,767
CrowdStrike Holdings, Inc. - Class A (a) (b)	74	36,453
Datadog, Inc. - Class A (a)	97	13,778
Dell Technologies Inc. - Class C	90	12,739
EPAM Systems, Inc. (a)	16	2,479
F5, Inc. (a) (b)	17	5,606
Fair Isaac Corporation (a)	7	10,404
First Solar, Inc. (a)	32	7,058
Fortinet, Inc. (a)	195	16,427
Gartner, Inc. (a)	23	6,137
Gen Digital Inc.	165	4,685
GoDaddy Inc. - Class A (a)	43	5,869
Hewlett Packard Enterprise Company	397	9,752
HP, Inc.	280	7,631
Intel Corporation (a)	1,290	43,270
International Business Machines Corporation	276	77,787
Intuit Inc.	82	56,206
Jabil Inc.	31	6,661
Keysight Technologies, Inc. (a)	50	8,771
KLA Corporation	39	42,128
Lam Research Corporation	374	50,084
Microchip Technology Incorporated (b)	162	10,392
Micron Technology, Inc.	331	55,314
Microsoft Corporation	2,200	1,139,545
Monolithic Power Systems, Inc.	14	12,959
Motorola Solutions, Inc.	49	22,554
NetApp, Inc.	60	7,069
NVIDIA Corporation	7,221	1,347,375
NXP Semiconductors N.V.	76	17,405
ON Semiconductor Corporation (a) (b)	128	6,331
Oracle Corporation	490	137,937
Palantir Technologies Inc. - Class A (a)	673	122,774
Palo Alto Networks, Inc. (a) (b)	197	40,219
PTC Inc. (a)	35	7,101
Qualcomm Incorporated	319	53,060
Roper Technologies, Inc.	32	15,797
Salesforce, Inc.	283	67,049
Seagate Technology Holdings Public Limited Company (b)	64	15,143
ServiceNow, Inc. (a)	61	56,584
Skyworks Solutions, Inc.	45	3,480
Super Micro Computer, Inc. (a)	154	7,364
Synopsys, Inc. (a)	55	27,076
TE Connectivity Public Limited Company	88	19,323
Teledyne Technologies Incorporated (a)	14	8,181
Teradyne, Inc.	45	6,204
Texas Instruments Incorporated	267	49,108
Trimble Inc. (a)	69	5,677
Tyler Technologies, Inc. (a)	13	6,733
VeriSign, Inc. (b)	24	6,746
Western Digital Corporation	102	12,257
Workday, Inc. - Class A (a) (b)	63	15,188
Zebra Technologies Corporation - Class A (a)	16	4,719
		5,873,254
Financials 13.4%
AFLAC Incorporated	144	16,086
Allstate Corporation, The	79	16,883
American Express Company	161	53,394
American International Group, Inc.	165	12,978
Ameriprise Financial, Inc.	27	13,422
AON Public Limited Company - Class A	63	22,376
Apollo Global Management, Inc. (b)	137	18,319
Arch Capital Group Ltd.	111	10,093
Arthur J. Gallagher & Co.	75	23,231
Assurant, Inc.	15	3,273
Bank of America Corporation	2,013	103,837
Bank of New York Mellon Corporation, The (c)	209	22,791
Berkshire Hathaway Inc. - Class B (a)	543	272,914
BlackRock, Inc.	43	49,708
Blackstone Inc. - Class A	218	37,254
Block, Inc. - Class A (a)	162	11,719
Brown & Brown, Inc.	86	8,054
Capital One Financial Corporation	189	40,123
CBOE Global Markets, Inc.	30	7,416
Charles Schwab Corporation, The	508	48,484
Chubb Limited	109	30,683
Cincinnati Financial Corporation	47	7,455
Citigroup Inc.	546	55,399
Citizens Financial Group, Inc.	128	6,798
CME Group Inc. - Class A	107	28,837
Coinbase Global, Inc. - Class A (a)	67	22,575
Corpay Inc (a)	22	6,231
Erie Indemnity Company - Class A (b)	8	2,484
Everest Group, Ltd.	13	4,399
FactSet Research Systems Inc.	11	3,197
Fidelity National Information Services, Inc.	148	9,777
Fifth Third Bancorp (b)	200	8,909
Fiserv, Inc. (a)	161	20,735
Franklin Resources, Inc. (b)	91	2,100
Global Payments Inc.	75	6,235
Globe Life Inc.	24	3,443
Goldman Sachs Group, Inc., The	90	71,424
Hartford Insurance Group, Inc., The (b)	86	11,473
Huntington Bancshares Incorporated	443	7,657
Interactive Brokers Group, Inc. - Class A	131	8,995
Intercontinental Exchange, Inc.	168	28,349
Invesco Ltd.	127	2,923
Jack Henry & Associates, Inc. (b)	20	2,984
JPMorgan Chase & Co.	814	256,754
KeyCorp	269	5,033
KKR & Co. Inc. - Class A	203	26,329
Loews Corporation (b)	48	4,816
M&T Bank Corporation	49	9,722
Marsh & Mclennan Companies, Inc.	144	28,927
MasterCard Incorporated - Class A	244	138,911
MetLife, Inc.	162	13,370
Moody's Corporation	45	21,616
Morgan Stanley	360	57,168
MSCI Inc. - Class A	22	12,687
Nasdaq, Inc. (b)	131	11,622
Northern Trust Corporation	57	7,722
PayPal Holdings, Inc. (a)	281	18,834
Principal Financial Group, Inc.	61	5,046
Progressive Corporation, The	175	43,267
Prudential Financial, Inc. (b)	101	10,444
Raymond James Financial, Inc. (b)	54	9,305
Regions Financial Corporation	256	6,760
Robinhood Markets, Inc. - Class A (a)	228	32,691
S&P Global Inc.	92	45,019
State Street Corporation	81	9,425
Synchrony Financial	112	7,960
T. Rowe Price Group, Inc.	66	6,813
The PNC Financial Services Group, Inc.	117	23,553
Travelers Companies, Inc., The	68	18,988
Truist Financial Corporation	377	17,249
U.S. Bancorp (b)	452	21,851
Visa Inc. - Class A (b)	503	171,694
W. R. Berkley Corporation	87	6,655

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Wells Fargo & Company	948	79,463
Willis Towers Watson Public Limited Company (b)	29	9,896
		2,285,007
Consumer Discretionary 10.5%
Airbnb, Inc. - Class A (a)	129	15,631
Amazon.com, Inc. (a)	2,871	630,437
Aptiv PLC (a)	65	5,570
AutoZone, Inc. (a)	5	21,318
Best Buy Co., Inc.	63	4,746
Booking Holdings Inc.	10	51,795
CarMax, Inc. (a) (b)	40	1,783
Carnival Corporation (a)	327	9,441
Chipotle Mexican Grill, Inc. (a)	393	15,385
D.R. Horton, Inc. (b)	81	13,802
Darden Restaurants, Inc.	33	6,289
Deckers Outdoor Corporation (a)	47	4,764
Domino's Pizza, Inc. (b)	10	4,263
DoorDash, Inc. - Class A (a)	109	29,735
eBay Inc.	136	12,345
Expedia Group, Inc.	36	7,603
Ford Motor Company	1,164	13,926
Garmin Ltd.	47	11,635
General Motors Company	279	17,040
Genuine Parts Company (b)	42	5,874
Hasbro, Inc.	39	2,938
Hilton Worldwide Holdings Inc.	69	17,908
Home Depot, Inc., The	294	119,307
Las Vegas Sands Corp.	91	4,886
Lennar Corporation - Class A	66	8,266
LKQ Corporation	73	2,236
Lowe`s Companies, Inc.	166	41,698
Lululemon Athletica Inc. (a)	33	5,961
Marriott International, Inc. - Class A (b)	67	17,414
McDonald's Corporation	213	64,672
MGM Resorts International (a) (b)	61	2,118
Mohawk Industries, Inc. (a)	16	2,120
Nike, Inc. - Class B	355	24,789
Norwegian Cruise Line Holdings Ltd. (a)	123	3,031
NVR, Inc. (a)	1	6,837
O'Reilly Automotive, Inc. (a)	248	26,790
Pool Corporation (b)	10	3,010
PulteGroup, Inc.	60	7,882
Ralph Lauren Corporation - Class A	11	3,379
Ross Stores, Inc.	98	14,910
Royal Caribbean Cruises Ltd. (b)	75	24,169
Starbucks Corporation (b)	333	28,207
Tapestry, Inc.	58	6,583
Tesla Inc. (a)	830	369,330
TJX Companies, Inc., The (b)	329	47,485
Tractor Supply Company (b)	162	9,218
Ulta Beauty, Inc. (a)	13	7,229
Williams-Sonoma, Inc.	37	7,197
Wynn Resorts, Limited	26	3,315
Yum! Brands, Inc.	82	12,519
		1,778,786
Communication Services 10.1%
Alphabet Inc. - Class A	1,718	417,749
Alphabet Inc. - Class C	1,385	337,409
AT&T Inc.	2,116	59,758
Comcast Corporation - Class A	1,088	34,196
Electronic Arts Inc.	68	13,820
Former Charter Communications Parent, Inc. - Class A (a)	29	7,850
Fox Corporation - Class A	66	4,177
Fox Corporation - Class B (b)	36	2,038
Live Nation Entertainment, Inc. (a) (b)	47	7,691
Match Group, Inc.	65	2,288
Meta Platforms, Inc. - Class A	642	471,449
Netflix, Inc. (a)	126	150,756
News Corporation - Class A	103	3,168
News Corporation - Class B (b)	38	1,302
Omnicom Group Inc. (b)	60	4,890
Paramount Skydance Corporation - Class B (b)	93	1,767
Take-Two Interactive Software, Inc. (a)	51	13,174
The Interpublic Group of Companies, Inc.	102	2,854
TKO Group Holdings Inc. - Class A (b)	20	3,992
T-Mobile US, Inc.	143	34,318
Trade Desk, Inc., The - Class A (a)	132	6,490
Verizon Communications Inc. (b)	1,243	54,646
Walt Disney Company, The	534	61,164
Warner Bros. Discovery, Inc. - Series A (a) (b)	730	14,259
		1,711,205
Health Care 8.8%
Abbott Laboratories	517	69,221
AbbVie Inc.	523	121,030
Agilent Technologies, Inc.	85	10,854
Align Technology, Inc. (a) (b)	20	2,483
Amgen Inc.	160	45,235
Baxter International Inc. (b)	159	3,612
Becton, Dickinson and Company	84	15,806
Biogen Inc. (a)	41	5,701
Bio-Techne Corporation (b)	46	2,553
Boston Scientific Corporation (a)	438	42,784
Bristol-Myers Squibb Company	603	27,177
Cardinal Health, Inc.	69	10,872
Cencora, Inc.	57	17,748
Centene Corporation (a)	137	4,905
Charles River Laboratories International, Inc. (a)	17	2,655
Cigna Group, The	80	22,995
Cooper Companies, Inc., The (a) (b)	58	3,981
CVS Health Corporation	374	28,163
Danaher Corporation	187	37,064
Davita Inc. (a) (b)	8	1,072
DexCom, Inc. (a)	119	7,985
Edwards Lifesciences Corporation (a)	178	13,861
Elevance Health, Inc.	66	21,342
Eli Lilly and Company	235	179,497
GE HealthCare Technologies Inc.	132	9,881
Gilead Sciences, Inc.	367	40,726
HCA Healthcare, Inc.	49	20,721
Henry Schein, Inc. (a)	28	1,867
Hologic, Inc. (a) (b)	68	4,606
Humana Inc.	36	9,316
IDEXX Laboratories, Inc. (a)	23	14,955
Incyte Corporation (a)	50	4,276
Insulet Corporation (a)	21	6,514
Intuitive Surgical, Inc. (a)	106	47,360
IQVIA Holdings Inc (a)	49	9,244
Johnson & Johnson	712	132,069
Labcorp Holdings Inc.	24	6,815
McKesson Corporation	37	28,495
Medtronic, Inc.	378	35,990
Merck & Co., Inc.	738	61,961
Mettler-Toledo International Inc. (a) (b)	6	7,722
Moderna, Inc. (a) (b)	102	2,645
Molina Healthcare, Inc. (a) (b)	16	3,120
Pfizer Inc.	1,688	43,003
Quest Diagnostics Incorporated (b)	36	6,807
Regeneron Pharmaceuticals, Inc.	30	16,907
ResMed Inc. (b)	44	12,164
Revvity, Inc. (b)	33	2,876
Solventum Corporation (a)	39	2,856
Steris Public Limited Company	30	7,417
Stryker Corporation	103	38,092
Thermo Fisher Scientific Inc.	111	53,989
UnitedHealth Group Incorporated	268	92,529
Universal Health Services, Inc. - Class B	17	3,406
Vertex Pharmaceuticals Incorporated (a)	76	29,931
Viatris Inc.	356	3,525
Waters Corporation (a) (b)	18	5,430
West Pharmaceutical Services, Inc.	21	5,406
Zimmer Biomet Holdings, Inc. (b)	59	5,781
Zoetis Inc. - Class A	132	19,351
		1,496,349
Industrials 8.2%
3M Company	157	24,294
A. O. Smith Corporation	32	2,356
Allegion Public Limited Company	26	4,573

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
AMETEK, Inc.	68	12,720
Automatic Data Processing, Inc.	118	34,777
Axon Enterprise, Inc. (a)	23	16,684
Boeing Company, The (a)	222	48,021
Broadridge Financial Solutions, Inc.	35	8,398
Builders FirstSource, Inc. (a) (b)	34	4,165
C.H. Robinson Worldwide, Inc.	35	4,609
Carrier Global Corporation (b)	239	14,256
Caterpillar Inc.	139	66,132
Cintas Corporation	102	20,884
Copart, Inc. (a)	267	11,994
CSX Corporation	547	19,423
Cummins Inc.	41	17,391
Dayforce, Inc. (a) (b)	46	3,140
Deere & Company (b)	75	34,282
Delta Air Lines, Inc.	199	11,280
Dover Corporation	42	6,947
Eaton Corporation Public Limited Company	116	43,352
EMCOR Group, Inc.	13	8,293
Emerson Electric Co. (b)	165	21,652
Equifax Inc. (b)	36	9,358
Expeditors International of Washington, Inc. - Class A (b)	40	4,902
Fastenal Company (b)	347	17,007
FedEx Corporation (b)	64	15,097
Fortive Corporation (b)	102	4,991
GE Vernova Inc.	80	49,370
Generac Holdings Inc. (a) (b)	18	2,998
General Dynamics Corporation (b)	75	25,596
General Electric Company	315	94,638
Honeywell International Inc.	188	39,519
Howmet Aerospace Inc.	118	23,208
Hubbell Incorporated	16	6,682
Huntington Ingalls Industries, Inc.	11	3,111
IDEX Corporation	22	3,572
Illinois Tool Works Inc. (b)	78	20,342
Ingersoll Rand Inc. (b)	107	8,825
J.B. Hunt Transport Services, Inc.	21	2,788
Jacobs Solutions Inc.	36	5,385
Johnson Controls International Public Limited Company	194	21,357
L3Harris Technologies, Inc.	56	17,210
Leidos Holdings, Inc.	38	7,141
Lennox International Inc. (b)	9	4,759
Lockheed Martin Corporation	61	30,315
Masco Corporation	61	4,278
Nordson Corporation (b)	16	3,629
Norfolk Southern Corporation	67	20,008
Northrop Grumman Corporation	39	23,804
Old Dominion Freight Line, Inc.	52	7,356
Otis Worldwide Corporation	114	10,431
PACCAR Inc	158	15,544
Parker-Hannifin Corporation (b)	38	28,616
Paychex, Inc.	97	12,267
Paycom Software, Inc. (b)	14	2,826
Pentair Public Limited Company	48	5,344
Quanta Services, Inc. (b)	45	18,588
Republic Services, Inc.	60	13,749
Rockwell Automation, Inc.	34	11,998
Rollins, Inc.	86	5,075
RTX Corporation	397	66,385
Snap-on Incorporated	16	5,498
Southwest Airlines Co. (b)	161	5,145
Stanley Black & Decker, Inc. (b)	45	3,339
Textron Inc. (b)	53	4,439
Trane Technologies Public Limited Company	66	27,956
TransDigm Group Incorporated	16	21,776
Uber Technologies, Inc. (a)	616	60,360
Union Pacific Corporation	176	41,639
United Airlines Holdings, Inc. (a)	94	9,034
United Parcel Service, Inc. - Class B	221	18,464
United Rentals, Inc. (b)	19	18,224
Veralto Corporation	73	7,796
Verisk Analytics, Inc.	42	10,642
W.W. Grainger, Inc.	13	12,190
Waste Management, Inc.	111	24,621
Westinghouse Air Brake Technologies Corporation	50	10,094
Xylem Inc.	72	10,552
		1,399,461
Consumer Staples 4.9%
Altria Group, Inc.	496	32,781
Archer-Daniels-Midland Company (b)	140	8,388
Brown-Forman Corporation - Class B (b)	54	1,459
Bunge Global SA (b)	41	3,303
Campbell's Company, The (b)	49	1,545
Church & Dwight Co., Inc.	73	6,359
Clorox Company, The	38	4,664
Coca-Cola Company, The	1,145	75,959
Colgate-Palmolive Company	243	19,408
Conagra Brands, Inc.	141	2,579
Constellation Brands, Inc. - Class A (b)	42	5,655
Costco Wholesale Corporation	131	121,515
Dollar General Corporation	65	6,695
Dollar Tree, Inc. (a) (b)	59	5,568
Estee Lauder Companies Inc., The - Class A	71	6,223
General Mills, Inc. (b)	160	8,046
Hershey Company, The	42	7,896
Hormel Foods Corporation (b)	94	2,323
J. M. Smucker Company, The (b)	35	3,857
Kellanova	79	6,458
Kenvue Inc.	545	8,853
Keurig Dr Pepper Inc.	403	10,280
Kimberly-Clark Corporation	97	12,092
Kraft Heinz Company, The	246	6,410
Kroger Co., The (b)	175	11,816
Lamb Weston Holdings, Inc. (b)	45	2,593
McCormick & Company, Incorporated	73	4,889
Molson Coors Beverage Company - Class B	51	2,287
Mondelez International, Inc. - Class A (b)	376	23,500
Monster Beverage 1990 Corporation (a)	210	14,164
PepsiCo, Inc.	404	56,729
Philip Morris International Inc.	460	74,644
Procter & Gamble Company, The	695	106,715
Sysco Corporation	148	12,159
Target Corporation	130	11,631
Tyson Foods, Inc. - Class A	88	4,798
Walmart Inc.	1,298	133,807
		828,048
Energy 2.9%
Apa Corp.	101	2,442
Baker Hughes Company - Class A	293	14,293
Chevron Corporation (b)	571	88,638
ConocoPhillips	373	35,274
Coterra Energy Inc.	223	5,285
Devon Energy Corporation	176	6,163
Diamondback Energy, Inc. (b)	56	7,978
EOG Resources, Inc.	163	18,231
EQT Corporation	179	9,734
Expand Energy Corporation	72	7,625
Exxon Mobil Corporation	1,265	142,582
Halliburton Company	261	6,414
Kinder Morgan, Inc.	575	16,273
Marathon Petroleum Corporation	89	17,236
Occidental Petroleum Corporation (b)	214	10,113
ONEOK, Inc.	180	13,135
Phillips 66 (b)	120	16,383
Schlumberger Limited	440	15,123
Targa Resources Corp.	64	10,724
Texas Pacific Land Corporation (b)	6	5,283
Valero Energy Corporation (b)	94	15,925
Williams Companies, Inc., The	359	22,747
		487,601
Utilities 2.3%
AES Corporation, The (b)	216	2,839
Alliant Energy Corporation (b)	75	5,038
Ameren Corporation (b)	79	8,239
American Electric Power Company, Inc.	160	18,031
American Water Works Company, Inc. (b)	58	8,034
Atmos Energy Corporation	50	8,573

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
CenterPoint Energy, Inc. (b)	190	7,392
CMS Energy Corporation	88	6,452
Consolidated Edison, Inc.	108	10,866
Constellation Energy Group, Inc.	94	30,792
Dominion Energy, Inc. (b)	250	15,287
DTE Energy Company (b)	64	9,044
Duke Energy Corporation	230	28,490
Edison International	110	6,107
Entergy Corporation (b)	135	12,567
Evergy, Inc.	67	5,108
Eversource Energy	111	7,883
Exelon Corporation (b)	308	13,852
FirstEnergy Corp. (b)	160	7,310
NextEra Energy, Inc.	608	45,873
NiSource Inc.	130	5,649
NRG Energy, Inc.	59	9,522
PG&E Corporation	632	9,537
Pinnacle West Capital Corporation (b)	32	2,853
PPL Corporation (b)	217	8,065
Public Service Enterprise Group Incorporated (b)	145	12,065
Sempra (b)	188	16,892
The Southern Company (b)	327	30,966
Vistra Corp.	94	18,492
WEC Energy Group Inc.	91	10,472
XCEL Energy Inc. (b)	182	14,651
		396,941
Real Estate 1.9%
Alexandria Real Estate Equities, Inc. (b)	43	3,583
American Tower Corporation	140	26,993
AvalonBay Communities, Inc. (b)	41	7,912
BXP, Inc.	47	3,508
Camden Property Trust (b)	30	3,193
CBRE Group, Inc. - Class A (a)	87	13,707
CoStar Group, Inc. (a)	126	10,664
Crown Castle Inc.	131	12,648
Digital Realty Trust, Inc.	95	16,492
Equinix, Inc.	29	22,571
Equity Residential	103	6,683
Essex Property Trust, Inc. (b)	18	4,797
Extra Space Storage Inc.	62	8,798
Federal Realty Investment Trust	26	2,681
Healthpeak OP, LLC	207	3,963
Host Hotels & Resorts, Inc. (b)	210	3,568
Invitation Homes Inc.	174	5,095
Iron Mountain Incorporated	86	8,819
Kimco Realty OP, LLC	200	4,362
Mid-America Apartment Communities, Inc. (b)	37	5,139
ProLogis Inc.	275	31,480
Public Storage Operating Company	47	13,523
Realty Income Corporation	267	16,224
Regency Centers Corporation	47	3,403
SBA Communications Corporation - Class A	31	6,091
Simon Property Group, Inc.	96	17,984
UDR, Inc. (b)	92	3,415
Ventas, Inc.	132	9,212
VICI Properties Inc.	317	10,322
Welltower Inc.	197	35,167
Weyerhaeuser Company (b)	221	5,483
		327,480
Materials 1.8%
Air Products and Chemicals, Inc. (b)	65	17,738
Albemarle Corporation (b)	35	2,803
Amcor Pty Ltd (b)	674	5,514
Avery Dennison Corporation	23	3,783
Ball Corporation	87	4,378
CF Industries Holdings, Inc.	48	4,291
Corteva, Inc.	203	13,720
Dow Inc. (b)	209	4,788
DuPont de Nemours, Inc.	118	9,189
Eastman Chemical Company (b)	30	1,863
Ecolab Inc.	76	20,897
Freeport-McMoRan Inc.	419	16,442
International Flavors & Fragrances Inc.	80	4,915
International Paper Company (b)	160	7,419
Linde Public Limited Company	139	65,935
LyondellBasell Industries N.V. - Class A	77	3,760
Martin Marietta Materials, Inc.	18	11,072
Mosaic Company, The	92	3,185
Newmont Corporation	326	27,455
Nucor Corporation	66	8,994
Packaging Corporation of America (b)	27	5,783
PPG Industries, Inc.	66	6,961
Sherwin-Williams Company, The	68	23,558
Smurfit Westrock Public Limited Company (b)	149	6,364
Steel Dynamics, Inc.	44	6,139
Vulcan Materials Company	39	12,077
		299,023
Total Common Stocks (cost $6,315,231)		16,883,155
SHORT TERM INVESTMENTS 5.2%
Securities Lending Collateral 4.6%
JNL Government Money Market Fund - Class SL, 4.14% (c) (d)	81,167	81,167
Repurchase Agreement with BNS, 4.44% (Collateralized by various publicly traded equities and U.S. Treasury securities with a value of $444,760) acquired on 9/30/2025, due 1/5/2026 at $404,785	400,000	400,000
Repurchase Agreement with CIT, 4.50% (Collateralized by various publicly traded equities and U.S. Treasury securities with a value of $315,434) acquired on 9/30/2025, due 12/31/2025 at $303,450	300,000	300,000
		781,167
Investment Companies 0.6%
JNL Government Money Market Fund - Class I, 4.04% (c) (d)	96,054	96,054
Total Short Term Investments (cost $877,221)		877,221
Total Investments 104.6% (cost $7,192,452)		17,760,376
Other Derivative Instruments 0.0%		413
Other Assets and Liabilities, Net (4.6)%		(778,179)
Total Net Assets 100.0%		16,982,610

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2025.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL/Mellon S&P 500 Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Bank of New York Mellon Corporation, The	17,281	—	1,498	323	1,007	6,001	22,791	0.1
JNL Government Money Market Fund, 4.04% - Class I	122,896	704,450	731,292	3,319	—	—	96,054	0.6
JNL Government Money Market Fund, 4.14% - Class SL	23,987	3,838,829	3,781,649	3,012	—	—	81,167	0.5
	164,164	4,543,279	4,514,439	6,654	1,007	6,001	200,012	1.2

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL/Mellon S&P 500 Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	332	December 2025	110,383	413	1,481

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon S&P 500 Index Fund
Assets - Securities
Common Stocks	16,883,155	—	—	16,883,155
Short Term Investments	877,221	—	—	877,221
	17,760,376	—	—	17,760,376
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,481	—	—	1,481
	1,481	—	—	1,481

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL/Mellon U.S. Stock Market Index Fund
COMMON STOCKS 99.5%
Information Technology 32.9%
Accenture Public Limited Company - Class A	50	12,417
ACI Worldwide, Inc. (a)	9	457
Adobe Inc. (a)	34	11,978
Advanced Energy Industries, Inc.	3	488
Advanced Micro Devices, Inc. (a)	131	21,137
Akamai Technologies, Inc. (a)	10	773
Allegro Microsystems Inc. (a)	10	288
Amkor Technology, Inc.	6	164
Amphenol Corporation - Class A	98	12,136
Analog Devices, Inc.	40	9,836
AppFolio, Inc. - Class A (a)	2	530
Apple Inc.	1,193	303,873
Applied Materials, Inc.	64	13,131
AppLovin Corporation - Class A (a)	17	12,368
Arista Networks, Inc. (a)	83	12,105
Arrow Electronics, Inc. (a)	3	410
Astera Labs, Inc. (a)	10	2,004
Atlassian Corporation - Class A (a)	13	2,137
Aurora Innovations Inc. - Class A (a)	82	440
Autodesk, Inc. (a)	17	5,452
Avnet, Inc.	8	417
Badger Meter, Inc.	2	412
Belden Inc.	4	420
Bentley Systems, Incorporated - Class B	11	556
Bill Holdings, Inc. (a)	6	337
Blackbaud, Inc. (a)	4	244
Blackline, Inc. (a)	5	264
Box, Inc. - Class A (a)	11	370
Broadcom Inc.	371	122,399
Cadence Design Systems, Inc. (a)	22	7,708
CCC Intelligent Solutions Holdings Inc. (a)	36	324
CDW Corp.	11	1,745
Ciena Corporation (a)	12	1,714
Circle Internet Group, Inc. - Class A (a)	3	425
Cirrus Logic, Inc. (a)	4	496
Cisco Systems, Inc.	318	21,781
Clearwater Analytics Holdings, Inc. - Class A (a)	19	346
Cloudflare, Inc. - Class A (a)	24	5,189
Cognex Corporation	13	594
Cognizant Technology Solutions Corporation - Class A	39	2,622
Coherent Corp. (a)	12	1,273
CommVault Systems, Inc. (a)	4	728
Confluent, Inc. - Class A (a)	22	440
Coreweave, Inc. - Class A (a)	5	637
Corning Incorporated	61	4,967
Credo Technology Group Holding Ltd (a)	12	1,698
CrowdStrike Holdings, Inc. - Class A (a)	19	9,498
Datadog, Inc. - Class A (a)	24	3,438
Dell Technologies Inc. - Class C	25	3,538
DocuSign, Inc. (a)	15	1,115
Dolby Laboratories, Inc. - Class A	5	335
Dropbox, Inc. - Class A (a)	17	519
Dynatrace, Inc. (a)	25	1,217
Elastic N.V. (a)	7	613
Enphase Energy, Inc. (a)	10	348
Entegris, Inc.	12	1,075
EPAM Systems, Inc. (a)	5	719
F5, Inc. (a)	5	1,476
Fabrinet (a)	3	990
Fair Isaac Corporation (a)	2	2,724
First Solar, Inc. (a)	8	1,767
Flex Ltd. (a)	29	1,698
Fortinet, Inc. (a)	52	4,390
Gartner, Inc. (a)	6	1,568
Gen Digital Inc.	44	1,257
GitLab Inc. - Class A (a)	11	477
GoDaddy Inc. - Class A (a)	12	1,617
Guidewire Software, Inc. (a)	6	1,478
Hewlett Packard Enterprise Company	105	2,573
HP, Inc.	74	2,012
HubSpot, Inc. (a)	4	1,839
Informatica Inc. - Class A (a)	16	394
Insight Enterprises, Inc. (a)	2	241
Intapp US, Inc. (a)	5	185
Intel Corporation (a)	349	11,693
InterDigital, Inc.	2	637
International Business Machines Corporation	75	21,105
Intuit Inc.	22	14,911
ionQ, Inc. (a) (b)	23	1,398
Itron, Inc. (a)	4	515
Jabil Inc.	8	1,777
JFROG Ltd (a)	8	384
Keysight Technologies, Inc. (a)	14	2,404
KLA Corporation	11	11,446
Kyndryl Holdings, Inc. (a)	20	586
Lam Research Corporation	102	13,646
Lattice Semiconductor Corporation (a)	12	865
Life360, Inc. (a)	7	694
Littelfuse, Inc.	2	551
Lumentum Holdings Inc. (a)	5	889
MACOM Technology Solutions Holdings, Inc. (a)	5	650
Manhattan Associates, Inc. (a)	5	949
Mara Holdings, Inc. (a) (b)	27	495
Marvell Technology, Inc.	70	5,874
Microchip Technology Incorporated	43	2,791
Micron Technology, Inc.	90	14,984
Microsoft Corporation	598	309,639
Mirion Technologies (US), Inc. - Class A (a)	18	417
MKS Inc.	5	566
MongoDB, Inc. - Class A (a)	6	1,979
Monolithic Power Systems, Inc.	4	3,388
Motorola Solutions, Inc.	14	6,196
NetApp, Inc.	16	1,849
Novanta Inc. (a)	3	324
Nutanix, Inc. - Class A (a)	21	1,569
NVIDIA Corporation	1,890	352,699
NXP Semiconductors N.V.	19	4,402
Okta, Inc. - Class A (a)	13	1,234
ON Semiconductor Corporation (a)	33	1,647
Onto Innovation Inc. (a)	4	472
Oracle Corporation	131	36,840
OSI Systems, Inc. (a)	1	289
Palantir Technologies Inc. - Class A (a)	175	31,997
Palo Alto Networks, Inc. (a)	53	10,822
Pegasystems Inc.	7	410
Plexus Corp. (a)	2	338
Procore Technologies, Inc. (a)	10	705
PTC Inc. (a)	10	1,940
Pure Storage, Inc. - Class A (a)	24	2,047
Q2 Holdings, Inc. (a)	4	324
Qorvo, Inc. (a)	7	604
Qualcomm Incorporated	87	14,429
Qualys, Inc. (a)	3	385
Rambus Inc. (a)	9	915
Roper Technologies, Inc.	9	4,235
Rubrik, Inc. - Class A (a)	9	716
SailPoint, Inc. (a)	6	135
Salesforce, Inc.	75	17,692
Samsara Inc. - Class A (a)	21	771
SanDisk LLC (a)	9	1,031
Sanmina Corporation (a)	4	499
Seagate Technology Holdings Public Limited Company	16	3,855
SentinelOne, Inc. - Class A (a)	25	436
ServiceNow, Inc. (a)	17	15,327
ServiceTitan, Inc. - Class A (a)	1	135
Silicon Laboratories Inc. (a)	3	373
Sitime Corporation (a)	2	484
Skyworks Solutions, Inc.	13	975
Snowflake Inc. - Class A (a)	26	5,966
Soundhound AI, Inc. - Class A (a) (b)	30	476
SPS Commerce, Inc. (a)	3	336
Strategy Inc - Class A (a)	21	6,870
Super Micro Computer, Inc. (a) (b)	43	2,054
Synopsys, Inc. (a)	15	7,237

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
TD SYNNEX Corporation	6	1,004
TE Connectivity Public Limited Company	24	5,249
Teledyne Technologies Incorporated (a)	4	2,196
Tenable Holdings, Inc. (a)	11	319
Teradyne, Inc.	13	1,836
Texas Instruments Incorporated	73	13,369
Trimble Inc. (a)	20	1,620
Twilio Inc. - Class A (a)	12	1,154
Tyler Technologies, Inc. (a)	3	1,825
Uipath, Inc. - Class A (a)	31	408
Unity Software Inc. (a)	25	1,002
Universal Display Corporation	4	543
Varonis Systems, Inc. (a)	8	443
VeriSign, Inc.	7	1,814
Vontier Corporation	10	434
Western Digital Corporation	27	3,291
Workday, Inc. - Class A (a)	17	4,200
Workiva Inc. - Class A (a)	4	353
Zebra Technologies Corporation - Class A (a)	4	1,246
Zoom Communications, Inc. - Class A (a)	20	1,638
Zscaler, Inc. (a)	8	2,359
		1,662,907
Financials 13.6%
Affiliated Managers Group, Inc.	2	511
Affirm Holdings, Inc. - Class A (a)	21	1,552
AFLAC Incorporated	39	4,332
AGNC Investment Corp. (b)	82	803
Allstate Corporation, The	21	4,574
Ally Financial Inc.	23	890
American Express Company	44	14,571
American Financial Group, Inc.	6	851
American International Group, Inc.	43	3,409
Ameriprise Financial, Inc.	7	3,643
Ameris Bancorp	6	436
Annaly Capital Management, Inc.	49	992
AON Public Limited Company - Class A	17	6,090
Apollo Global Management, Inc.	35	4,713
Arch Capital Group Ltd.	30	2,711
Ares Management Corporation - Class A	16	2,619
Arthur J. Gallagher & Co.	21	6,380
Associated Banc-Corp	10	265
Assurant, Inc.	4	937
Assured Guaranty Ltd.	4	348
Atlantic Union Bank	8	293
AXIS Capital Holdings Limited	6	617
Axos Financial, Inc. (a)	4	318
BancFirst Corporation	1	159
Bank of America Corporation	547	28,227
Bank of New York Mellon Corporation, The (c)	54	5,911
Bank OZK	8	387
Berkshire Hathaway Inc. - Class B (a)	148	74,360
BGC Group, Inc. - Class A	34	324
BlackRock, Inc.	11	13,030
Blackstone Inc. - Class A	60	10,191
Blackstone Mortgage Trust, Inc. - Class A	13	231
Block, Inc. - Class A (a)	45	3,270
Blue Owl Capital Inc. - Class A	48	815
BOK Financial Corporation	2	227
Brown & Brown, Inc.	23	2,110
Cadence Bank	15	566
Capital One Financial Corporation	51	10,884
Carlyle Group Inc., The	18	1,106
Cathay General Bancorp	5	238
Charles Schwab Corporation, The	137	13,110
Chubb Limited	30	8,485
Cincinnati Financial Corporation	12	1,951
Citigroup Inc.	148	15,025
Citizens Financial Group, Inc.	34	1,798
CME Group Inc. - Class A	29	7,873
CNO Financial Group, Inc.	8	321
Cohen & Steers, Inc.	1	60
Coinbase Global, Inc. - Class A (a)	17	5,695
Columbia Banking System, Inc.	19	491
Comerica Incorporated	11	737
Commerce Bancshares, Inc.	11	658
Corebridge Financial, Inc.	20	643
Corpay Inc (a)	6	1,606
Credit Acceptance Corporation (a)	1	263
Cullen/Frost Bankers, Inc.	5	638
East West Bancorp, Inc.	11	1,180
Equitable Holdings, Inc.	25	1,292
Erie Indemnity Company - Class A	2	679
Essent Group Ltd.	7	428
Euronet Worldwide, Inc. (a)	3	285
Evercore Inc. - Class A	3	1,013
Everest Group, Ltd.	3	1,166
F.N.B. Corporation	24	382
FactSet Research Systems Inc.	3	933
Federated Hermes, Inc. - Class B	7	356
Fidelity National Financial, Inc. - Class A	20	1,198
Fidelity National Information Services, Inc.	42	2,788
Fifth Third Bancorp	53	2,364
First American Financial Corporation	7	456
First BanCorp	11	243
First Citizens BancShares, Inc. - Class A	1	1,412
First Financial Bankshares, Inc.	11	375
First Hawaiian, Inc.	10	259
First Horizon Corporation	50	1,128
FirstCash, Inc.	4	573
Fiserv, Inc. (a)	43	5,584
Flagstar Financial, Inc.	23	269
Franklin Resources, Inc.	26	604
Freedom Holding Corp. (a) (b)	1	175
Fulton Financial Corporation	10	177
Glacier Bancorp, Inc.	10	473
Global Payments Inc.	20	1,620
Globe Life Inc.	6	881
Goldman Sachs Group, Inc., The	25	19,680
HA Sustainable Infrastructure Capital, Inc.	10	299
Hamilton Lane Incorporated - Class A	3	376
Hancock Whitney Corporation	6	360
Hanover Insurance Group Inc, The	3	544
Hartford Insurance Group, Inc., The	22	2,946
Home BancShares, Inc.	15	429
Houlihan Lokey, Inc. - Class A	4	892
Huntington Bancshares Incorporated	119	2,061
Independence Holdings, LLC	10	558
Interactive Brokers Group, Inc. - Class A	35	2,439
Intercontinental Exchange, Inc.	46	7,740
International Bancshares Corporation	5	320
Invesco Ltd.	25	583
Jack Henry & Associates, Inc.	6	907
Jackson Financial Inc. - Class A (c)	6	599
Janus Henderson Group PLC	11	489
Jefferies Financial Group Inc.	13	872
JPMorgan Chase & Co.	221	69,670
KeyCorp	74	1,376
Kinsale Capital Group, Inc.	2	737
KKR & Co. Inc. - Class A	53	6,878
Lazard, Inc.	7	382
Lincoln National Corporation	14	550
Loews Corporation	15	1,466
LPL Financial Holdings Inc.	7	2,187
M&T Bank Corporation	13	2,485
Markel Group Inc. (a)	1	1,883
MarketAxess Holdings Inc.	3	543
Marsh & Mclennan Companies, Inc.	39	7,915
MasterCard Incorporated - Class A	66	37,663
Mercury General Corporation	3	219
MetLife, Inc.	46	3,779
MGIC Investment Corporation	14	392
Moelis & Company - Class A	7	482
Moody's Corporation	12	5,908
Morgan Stanley	99	15,771
Morningstar, Inc.	2	523
Mr. Cooper Group Inc.	4	920
MSCI Inc. - Class A	6	3,414
Nasdaq, Inc.	31	2,749
Northern Trust Corporation	16	2,089

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Old National Bancorp	22	492
Old Republic International Corporation	17	722
Palomar Holdings, Inc. (a)	2	225
PayPal Holdings, Inc. (a)	76	5,094
PennyMac Financial Services, Inc.	3	329
Pinnacle Financial Partners, Inc.	6	590
Piper Sandler Companies	1	430
PJT Partners Inc. - Class A	1	239
Popular, Inc.	6	727
Primerica, Inc.	3	785
Principal Financial Group, Inc.	18	1,458
Progressive Corporation, The	47	11,619
Prosperity Bancshares, Inc.	8	531
Prudential Financial, Inc.	29	2,994
Radian Group Inc.	13	461
Raymond James Financial, Inc.	14	2,339
Regions Financial Corporation	71	1,860
Reinsurance Group of America, Incorporated	6	1,087
Remitly Global, Inc. (a)	15	249
RenaissanceRe Holdings Ltd	4	892
RITHM Capital Corp.	43	484
RLI Corp.	7	439
Robinhood Markets, Inc. - Class A (a)	59	8,493
Ryan Specialty Group Holdings, Inc. - Class A	7	400
S&P Global Inc.	25	12,075
SEI Investments Company	8	644
Selective Insurance Group, Inc.	5	388
ServisFirst Bancshares, Inc.	5	400
Shift4 Payments, LLC - Class A (a) (b)	5	414
SLM Corporation	18	506
SoFi Technologies, Inc. (a)	95	2,504
Southstate Bank Corporation	7	651
Starwood Property Trust, Inc.	27	527
State Street Corporation	23	2,718
StepStone Group Inc. - Class A	6	362
Stifel Financial Corp.	8	872
StoneX Group Inc. (a) (b)	3	294
Synchrony Financial	29	2,057
Synovus Financial Corp.	12	593
T. Rowe Price Group, Inc.	18	1,893
Texas Capital Bancshares, Inc. (a)	4	328
TFS Financial Corporation	8	104
The PNC Financial Services Group, Inc.	31	6,285
The Western Union Company (b)	28	221
Toast, Inc. - Class A (a)	41	1,497
TPG Inc. - Class A	8	462
Tradeweb Markets Inc. - Class A	10	1,095
Travelers Companies, Inc., The	18	5,105
Truist Financial Corporation	102	4,668
U.S. Bancorp	126	6,065
UMB Financial Corporation	5	641
United Bankshares, Inc.	11	420
United Community Banks, Inc.	11	345
Unum Group	13	1,024
Upstart Holdings, Inc. (a) (b)	7	355
Valley National Bancorp	29	311
Victory Capital Holdings, Inc. - Class A	4	242
Visa Inc. - Class A	137	46,628
Voya Financial, Inc.	8	605
W. R. Berkley Corporation	24	1,822
Webster Financial Corporation	13	748
Wells Fargo & Company	260	21,771
Western Alliance Bancorporation	9	766
Wex, Inc. (a)	2	373
White Mountains Insurance Group Ltd	—	364
Willis Towers Watson Public Limited Company	8	2,632
Wintrust Financial Corporation	5	612
Zions Bancorporation, National Association	9	506
Zurich American Corporation	6	288
		689,733
Consumer Discretionary 10.8%
Abercrombie & Fitch Co. - Class A (a)	4	344
Acushnet Holdings Corp.	2	175
ADT, Inc.	20	177
Adtalem Global Education Inc. (a)	3	390
Airbnb, Inc. - Class A (a)	34	4,076
Amazon.com, Inc. (a)	783	172,017
Aptiv PLC (a)	17	1,438
Aramark	21	819
Asbury Automotive Group, Inc. (a)	1	311
Autoliv, Inc.	6	721
AutoNation, Inc. (a)	2	448
AutoZone, Inc. (a)	1	5,788
Bath & Body Works, Inc.	19	484
Best Buy Co., Inc.	17	1,260
Booking Holdings Inc.	3	14,033
Boot Barn Holdings, Inc. (a)	2	390
BorgWarner Inc.	16	693
Boyd Gaming Corporation	5	411
Bright Horizons Family Solutions, Inc. (a)	5	518
Brinker International, Inc. (a)	4	449
Brunswick Corporation	5	326
Burlington Stores, Inc. (a)	5	1,261
Caesars Entertainment, Inc. (a)	14	385
CarMax, Inc. (a)	12	537
Carnival Corporation (a)	86	2,475
Carvana Co. - Class A (a)	11	4,180
CAVA Group, Inc. (a)	8	487
Cavco Industries, Inc. (a)	1	340
Chewy, Inc. - Class A (a)	16	630
Chipotle Mexican Grill, Inc. (a)	109	4,257
Choice Hotels International, Inc. (b)	3	301
Churchill Downs Incorporated	5	495
Columbia Sportswear Company	3	162
Coupang, Inc. - Class A (a)	100	3,219
Crocs, Inc. (a)	5	417
D.R. Horton, Inc.	21	3,584
Darden Restaurants, Inc.	9	1,787
Deckers Outdoor Corporation (a)	13	1,281
Dick's Sporting Goods, Inc.	6	1,221
Dillard's, Inc. - Class A	—	176
DK Crown Holdings Inc. - Class A (a)	40	1,480
Domino's Pizza, Inc.	3	1,092
DoorDash, Inc. - Class A (a)	30	8,046
Dorman Products, Inc. (a)	2	326
Duolingo, Inc. - Class A (a)	3	1,078
Dutch Bros Inc. - Class A (a)	10	525
eBay Inc.	37	3,388
ETSY, Inc. (a)	8	540
Expedia Group, Inc.	10	2,057
Five Below, Inc. (a)	5	739
Floor & Decor Holdings, Inc. - Class A (a) (b)	9	627
Flutter Entertainment Public Limited Company (a)	14	3,438
Ford Motor Company	317	3,796
Frontdoor, Inc. (a)	6	374
GameStop Corp. - Class A (a)	30	821
Gap, Inc., The	22	468
Garmin Ltd.	13	3,232
General Motors Company	76	4,626
Gentex Corporation	16	449
Genuine Parts Company	11	1,585
Global Business Travel Group, Inc. - Class A (a)	6	49
Grand Canyon Education, Inc. (a)	2	418
Group 1 Automotive, Inc.	1	455
H & R Block, Inc.	10	495
Hasbro, Inc.	11	857
Hilton Grand Vacations Inc. (a)	4	169
Hilton Worldwide Holdings Inc.	18	4,602
Home Depot, Inc., The	80	32,433
Hyatt Hotels Corporation - Class A	3	493
Installed Building Products, Inc.	2	480
KB Home	5	302
Kontoor Brands, Inc.	4	342
Las Vegas Sands Corp.	26	1,399
Lear Corporation	4	441
Lennar Corporation - Class A	17	2,147
Lennar Corporation - Class B	1	140
Life Time Group Holdings, Inc. (a)	9	259
Light & Wonder, Inc. (a)	7	587

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Lithia Motors, Inc. - Class A	2	707
LKQ Corporation	22	685
Lowe`s Companies, Inc.	45	11,260
Lucid Group, Inc. (a) (b)	9	216
Lululemon Athletica Inc. (a)	8	1,509
Macy's, Inc.	16	294
Marriott International, Inc. - Class A	18	4,775
Mattel, Inc. (a)	24	399
McDonald's Corporation	58	17,567
MercadoLibre, Inc. (a)	4	8,864
Meritage Homes Corporation	6	455
MGM Resorts International (a)	15	515
Modine Manufacturing Company (a)	4	523
Mohawk Industries, Inc. (a)	4	558
Murphy USA Inc.	1	540
Nike, Inc. - Class B	91	6,341
Norwegian Cruise Line Holdings Ltd. (a)	32	788
NVR, Inc. (a)	—	1,679
Ollie's Bargain Outlet Holdings, Inc. (a)	5	591
O'Reilly Automotive, Inc. (a)	67	7,194
Penske Automotive Group, Inc.	1	239
Planet Fitness, Inc. - Class A (a)	7	731
Pool Corporation	3	904
PulteGroup, Inc.	16	2,087
PVH Corp.	3	279
Ralph Lauren Corporation - Class A	3	914
RH (a) (b)	1	269
Rivian Automotive, Inc. - Class A (a) (b)	62	905
Ross Stores, Inc.	26	3,987
Royal Caribbean Cruises Ltd.	20	6,554
Service Corporation International	12	1,025
Shake Shack, Inc. - Class A (a)	3	281
Six Flags Entertainment Corporation (a) (b)	7	163
Skyline Champion Corporation (a)	3	250
Somnigroup International Inc.	16	1,311
Starbucks Corporation	91	7,704
Stride, Inc. (a) (b)	3	515
Tapestry, Inc.	17	1,906
Taylor Morrison Home II Corporation - Class A (a)	9	594
Tesla Inc. (a)	226	100,344
Texas Roadhouse, Inc. - Class A	6	951
Thor Industries, Inc.	4	428
TJX Companies, Inc., The	90	12,953
Toll Brothers, Inc.	8	1,050
TopBuild Corp. (a)	2	877
Tractor Supply Company	41	2,310
Travel + Leisure Co.	4	244
Ulta Beauty, Inc. (a)	4	1,948
Urban Outfitters, Inc. (a)	4	257
V.F. Corporation	29	415
Vail Resorts, Inc. (b)	3	438
Valvoline, Inc. (a)	8	302
Wayfair Inc. - Class A (a)	9	770
Whirlpool Corporation (b)	5	364
Williams-Sonoma, Inc.	10	1,916
Wingstop Inc.	2	613
Wyndham Hotels & Resorts, Inc. (b)	5	427
Wynn Resorts, Limited	7	859
Yum! Brands, Inc.	23	3,435
		544,197
Communication Services 9.7%
Alphabet Inc. - Class A	468	113,705
Alphabet Inc. - Class C	407	99,106
AST Spacemobile, Inc. - Class A (a) (b)	17	814
AT&T Inc.	574	16,196
Cinemark Holdings, Inc.	10	270
Comcast Corporation - Class A	300	9,426
Digital World Acquisition Corp. (a)	8	128
EchoStar Corporation - Class A (a)	11	811
Electronic Arts Inc.	18	3,719
Former Charter Communications Parent, Inc. - Class A (a)	8	2,073
Fox Corporation - Class A	18	1,126
Fox Corporation - Class B	11	616
Frontier Communications Parent, Inc. (a)	17	618
Liberty Broadband Corporation - Series A (a)	1	58
Liberty Broadband Corporation - Series C (a)	8	499
Liberty Global Ltd. - Class A (a)	14	164
Liberty Global Ltd. - Class C (a)	3	37
Liberty Media Corporation - Series A (a)	2	195
Liberty Media Corporation - Series A (a)	1	114
Liberty Media Corporation - Series C (a)	4	399
Liberty Media Corporation - Series C (a)	17	1,735
Live Nation Entertainment, Inc. (a)	12	1,940
Lumen Technologies, Inc. (a)	73	449
Match Group, Inc.	21	733
Meta Platforms, Inc. - Class A	175	128,205
Netflix, Inc. (a)	34	40,963
News Corporation - Class A	32	986
News Corporation - Class B	8	281
Nexstar Media Group, Inc. - Class A (b)	2	380
Omnicom Group Inc.	15	1,259
Pinterest, Inc. - Class A (a)	50	1,593
Reddit, Inc. - Class A (a)	10	2,189
Roblox Corporation - Class A (a)	50	6,924
Roku, Inc. - Class A (a)	11	1,093
Sirius XM Holdings Inc.	15	341
Snap Inc. - Class A (a)	92	710
Sphere Entertainment Co. - Class A (a)	1	249
Take-Two Interactive Software, Inc. (a)	14	3,549
Telephone and Data Systems, Inc.	7	274
The Interpublic Group of Companies, Inc.	30	847
The New York Times Company - Class A	13	742
TKO Group Holdings Inc. - Class A	6	1,162
T-Mobile US, Inc.	34	8,080
Trade Desk, Inc., The - Class A (a)	37	1,818
Verizon Communications Inc.	339	14,905
Walt Disney Company, The	145	16,546
Warner Bros. Discovery, Inc. - Series A (a)	185	3,621
Warner Music Group Corp. - Class A	12	394
ZoomInfo Technologies Inc. - Class A (a)	19	206
		492,248
Industrials 9.3%
3M Company	43	6,713
A. O. Smith Corporation	10	729
AAON, Inc.	6	534
ABM Industries Incorporated	6	285
Acuity Brands, Inc.	3	858
Advanced Drainage Systems, Inc.	6	821
AECOM	10	1,327
AeroVironment, Inc. (a)	3	949
AGCO Corporation	5	510
Air Lease Corporation - Class A	8	521
Alaska Air Group, Inc. (a)	9	461
Allegion Public Limited Company	7	1,186
Allison Systems, Inc.	7	583
Amentum Holdings, Inc. (a) (b)	10	241
American Airlines Group Inc. (a)	48	544
AMETEK, Inc.	19	3,506
API Group Corporation (a)	23	805
Applied Industrial Technologies, Inc.	3	820
Archer Aviation Inc. - Class A (a) (b)	38	366
Arcosa, Inc.	4	351
Armstrong World Industries, Inc.	4	741
ATI Inc. (a)	11	890
Automatic Data Processing, Inc.	32	9,493
Avis Budget Group, Inc. (a) (b)	1	200
Axon Enterprise, Inc. (a)	6	4,297
Boeing Company, The (a)	61	13,185
Boise Cascade Company	4	290
Booz Allen Hamilton Holding Corporation - Class A	10	957
Brady Corporation - Class A	4	279
Brink's Company, The	4	417
Broadridge Financial Solutions, Inc.	9	2,226
Builders FirstSource, Inc. (a)	9	1,139
BWXT Government Group, Inc.	7	1,347
C.H. Robinson Worldwide, Inc.	9	1,241
Caci International Inc. - Class A (a)	2	932
Carlisle Companies Incorporated	3	1,121

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Carrier Global Corporation	63	3,753
Casella Waste Systems, Inc. - Class A (a)	5	463
Caterpillar Inc.	38	18,093
CBIZ, Inc. (a)	4	209
Chart Industries, Inc. (a)	3	646
Cintas Corporation	28	5,708
Clarivate PLC (a)	35	133
Clean Harbors, Inc. (a)	4	991
CNH Industrial N.V.	78	842
Comfort Systems USA, Inc.	3	2,291
Construction Partners, Inc. - Class A (a)	4	462
Copart, Inc. (a)	68	3,036
Core & Main, Inc. - Class A (a)	13	693
Crane Company	4	697
CSW Industrials, Inc.	2	375
CSX Corporation	149	5,291
Cummins Inc.	11	4,691
Curtiss-Wright Corporation	3	1,621
Dayforce, Inc. (a)	12	847
Deere & Company	20	9,201
Delta Air Lines, Inc.	51	2,881
Donaldson Company, Inc.	10	818
Dover Corporation	11	1,844
Dycom Industries, Inc. (a)	2	680
Eaton Corporation Public Limited Company	31	11,775
EMCOR Group, Inc.	4	2,378
Emerson Electric Co.	45	5,952
EnerSys	2	271
Enpro Inc.	2	401
Equifax Inc.	10	2,539
ESAB Corporation	5	562
ESCO Technologies Inc.	2	417
ExlService Holdings, Inc. (a)	13	581
Expeditors International of Washington, Inc. - Class A	10	1,261
Exponent, Inc.	5	343
Fastenal Company	92	4,497
Federal Signal Corporation	5	587
FedEx Corporation	18	4,134
Ferguson Enterprises Inc.	16	3,668
Flowserve Corporation	10	545
Fluor Corporation (a)	14	589
Fortive Corporation	26	1,292
Fortune Brands Innovations, Inc.	8	410
Franklin Electric Co., Inc.	3	285
FTAI Aviation Ltd.	8	1,288
FTI Consulting, Inc. (a)	2	400
Gates Industrial Corporation PLC (a)	17	431
GATX Corporation	3	493
GE Vernova Inc.	22	13,530
Generac Holdings Inc. (a)	5	787
General Dynamics Corporation	20	6,700
General Electric Company	85	25,599
Genpact Limited	11	459
GEO Group, Inc., The (a)	11	217
Graco Inc.	13	1,138
Granite Construction Incorporated (b)	3	380
Griffon Corporation	4	305
GXO Logistics Inc. (a)	10	544
Hayward Holdings, Inc. (a)	8	119
HEICO Corporation	4	1,151
HEICO Corporation - Class A	6	1,600
Herc Holdings Inc.	2	289
Hexcel Corporation	6	398
Honeywell International Inc.	51	10,745
Howmet Aerospace Inc.	31	6,169
Hubbell Incorporated	4	1,900
Huntington Ingalls Industries, Inc.	3	894
IDEX Corporation	6	910
IES Holdings, Inc. (a) (b)	1	300
Illinois Tool Works Inc.	24	6,162
Ingersoll Rand Inc.	32	2,672
ITT Inc.	6	1,061
J.B. Hunt Transport Services, Inc.	7	936
Jacobs Solutions Inc.	10	1,465
JBT Marel Corporation	4	550
Joby Aviation, Inc. - Class A (a) (b)	37	596
Johnson Controls International Public Limited Company	54	5,902
Kadant Inc.	1	326
Karman Holdings Inc. (a)	3	217
KBR, Inc.	9	430
Kirby Corporation (a)	5	407
Knight-Swift Transportation Holdings Inc. - Class A	12	484
Korn Ferry	4	281
Kratos Defense & Security Solutions, Inc. (a)	14	1,255
L3Harris Technologies, Inc.	15	4,565
Landstar System, Inc.	3	369
Leidos Holdings, Inc.	10	1,888
Lennox International Inc.	3	1,403
Leonardo DRS, Inc.	5	224
Lincoln Electric Holdings, Inc.	4	1,016
Loar Holdings Inc. (a) (b)	2	141
Lockheed Martin Corporation	16	7,950
Lyft, Inc. - Class A (a)	33	725
Masco Corporation	17	1,185
MasTec, Inc. (a)	5	1,034
Matson Intermodal - Paragon, Inc.	3	258
Maximus, Inc.	4	389
Middleby Corporation, The (a)	4	518
Mine Safety Appliances Company, LLC	3	454
MOOG Inc. - Class A	2	472
MSC Industrial Direct Co., Inc. - Class A	4	328
Mueller Industries, Inc.	9	898
Mueller Water Products, Inc. - Class A	11	288
Nextracker LLC - Class A (a)	11	798
Nordson Corporation	4	953
Norfolk Southern Corporation	18	5,527
Northrop Grumman Corporation	11	6,726
Nvent Electric Public Limited Company	13	1,297
Old Dominion Freight Line, Inc.	15	2,053
Oshkosh Corporation	5	698
Otis Worldwide Corporation	32	2,943
Owens Corning	7	940
PACCAR Inc	41	4,046
Parker-Hannifin Corporation	10	7,427
Parsons Corporation (a)	4	321
Paychex, Inc.	26	3,323
Paycom Software, Inc.	4	906
Paylocity Holding Corporation (a)	4	605
Pentair Public Limited Company	13	1,463
Primoris Services Corporation	4	597
Quanta Services, Inc.	12	4,864
Qxo, Inc. (a)	49	936
RBC Bearings Incorporated (a)	2	946
Regal Rexnord Corporation	5	774
Republic Services, Inc.	16	3,776
Robert Half Inc.	9	312
Rocket Lab Corporation (a) (b)	34	1,622
Rockwell Automation, Inc.	9	3,157
Rollins, Inc.	23	1,351
RTX Corporation	107	17,981
Rush Enterprises, Inc. - Class A	4	234
Ryder System, Inc.	3	572
Saia, Inc. (a)	2	626
Science Applications International Corporation	4	385
Sensata Technologies Holding PLC	11	340
Simpson Manufacturing Co., Inc.	3	527
SiteOne Landscape Supply, Inc. (a)	3	446
SkyWest, Inc. (a)	3	333
Snap-on Incorporated	4	1,399
Southwest Airlines Co.	36	1,159
Spirit AeroSystems Holdings, Inc. - Class A (a)	10	384
SPX Technologies, Inc. (a)	4	753
SS&C Technologies Holdings, Inc.	17	1,536
StandardAero, Inc. (a)	11	298
Stanley Black & Decker, Inc.	11	839
Sterling Infrastructure, Inc. (a)	2	761
Tecnoglass Inc.	2	121
Tetra Tech, Inc.	21	717

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Textron Inc.	14	1,215
Timken Company, The	6	420
Toro Company, The	9	670
Trane Technologies Public Limited Company	18	7,570
TransDigm Group Incorporated	4	5,675
TransUnion	15	1,268
Trex Company, Inc. (a)	9	463
Trinet Group, Inc.	2	108
Uber Technologies, Inc. (a)	161	15,805
UFP Industries, Inc.	5	480
U-Haul Holding Company (a)	1	67
U-Haul Holding Company - Series N	7	351
UL Solutions Inc. - Class A	4	314
Union Pacific Corporation	48	11,260
United Airlines Holdings, Inc. (a)	26	2,515
United Parcel Service, Inc. - Class B	58	4,885
United Rentals, Inc.	5	4,885
Valmont Industries, Inc.	2	608
Veralto Corporation	19	2,011
Verisk Analytics, Inc.	11	2,823
Verra Mobility Corporation - Class A (a)	14	344
Vertiv Holdings Co - Class A	31	4,612
W.W. Grainger, Inc.	4	3,383
Waste Management, Inc.	30	6,579
Watsco, Inc.	3	1,078
Watts Water Technologies, Inc. - Class A	2	555
WESCO International, Inc.	4	799
Westinghouse Air Brake Technologies Corporation	14	2,765
Willscot Holdings Corporation - Class A	17	350
Woodward, Inc.	5	1,222
XPO, Inc. (a)	9	1,194
Xylem Inc.	19	2,860
Zurn Elkay Water Solutions Corporation	12	576
		470,695
Health Care 9.0%
Abbott Laboratories	140	18,738
AbbVie Inc.	142	32,818
ADMA Biologics, Inc. (a)	21	310
Agilent Technologies, Inc.	23	2,968
Akero Therapeutics Inc. (a)	5	256
Align Technology, Inc. (a)	6	710
Alignment Healthcare, Inc. (a)	10	172
Alkermes Public Limited Company (a)	11	338
Alnylam Pharmaceuticals, Inc. (a)	10	4,609
Amgen Inc.	43	12,217
Arcellx Inc. (a)	3	281
Avantor, Inc. (a)	54	672
Avidity Biosciences, Inc. (a)	8	354
Axsome Therapeutics, Inc. (a)	3	398
Baxter International Inc.	42	949
Becton, Dickinson and Company	23	4,295
Biogen Inc. (a)	11	1,580
BioMarin Pharmaceutical Inc. (a)	16	855
Bio-Rad Laboratories, Inc. - Class A (a)	1	375
Bio-Techne Corporation	12	655
Boston Scientific Corporation (a)	119	11,578
Bridgebio Pharma, Inc. (a)	12	612
Bristol-Myers Squibb Company	165	7,444
Bruker Corporation	8	246
Canticle Pharmaceuticals, Inc. (a)	2	743
Cardinal Health, Inc.	19	2,924
Cencora, Inc.	15	4,649
Centene Corporation (a)	38	1,371
Charles River Laboratories International, Inc. (a)	3	546
Chemed Corporation	1	457
Cigna Group, The	21	5,976
Cooper Companies, Inc., The (a)	16	1,073
Corcept Therapeutics Incorporated (a)	8	662
CorVel Corporation (a)	2	145
Crinetics Pharmaceuticals, Inc. (a)	7	291
CRISPR Therapeutics AG (a) (b)	8	527
CVS Health Corporation	101	7,623
Cytokinetics, Incorporated (a)	10	556
Danaher Corporation	53	10,410
Davita Inc. (a)	4	497
DexCom, Inc. (a)	32	2,171
Doximity, Inc. - Class A (a)	10	713
Edwards Lifesciences Corporation (a)	47	3,685
Elanco Animal Health Incorporated (a) (b)	37	743
Elevance Health, Inc.	18	5,836
Eli Lilly and Company	64	49,018
Encompass Health Corporation	7	916
Ensign Group, Inc., The	4	775
Exact Sciences Corporation (a)	16	863
Exelixis, Inc. (a)	21	868
GE HealthCare Technologies Inc.	36	2,739
Gilead Sciences, Inc.	101	11,192
Glaukos Corporation (a)	5	405
Globus Medical, Inc. - Class A (a)	10	599
Guardant Health, Inc. (a)	10	611
Haemonetics Corporation (a)	3	154
Halozyme Therapeutics, Inc. (a)	9	663
HCA Healthcare, Inc.	14	5,812
HealthEquity, Inc. (a)	7	658
Henry Schein, Inc. (a)	8	559
Hims & Hers Health, Inc. - Class A (a) (b)	17	969
Hologic, Inc. (a)	18	1,230
Humana Inc.	10	2,494
ICU Medical, Inc. (a)	2	197
IDEXX Laboratories, Inc. (a)	6	4,129
Illumina, Inc. (a)	12	1,144
Incyte Corporation (a)	13	1,084
Insmed Incorporated (a)	17	2,454
Inspire Medical Systems, Inc. (a)	2	175
Insulet Corporation (a)	6	1,715
Integer Holdings Corporation (a)	3	305
Intuitive Surgical, Inc. (a)	29	12,834
Ionis Pharmaceuticals, Inc. (a)	11	744
IQVIA Holdings Inc (a)	14	2,630
Jazz Pharmaceuticals Public Limited Company (a)	4	568
Johnson & Johnson	193	35,848
Krystal Biotech, Inc. (a)	2	311
Labcorp Holdings Inc.	7	1,919
Lantheus Holdings, Inc. (a)	6	300
Masimo Corporation (a)	4	564
McKesson Corporation	10	7,789
Medpace Holdings, Inc. (a)	2	891
Medtronic, Inc.	103	9,853
Merck & Co., Inc.	196	16,420
Merit Medical Systems, Inc. (a)	5	444
Mettler-Toledo International Inc. (a)	2	2,013
Moderna, Inc. (a)	28	713
Molina Healthcare, Inc. (a)	4	849
Natera, Inc. (a)	10	1,686
Neurocrine Biosciences, Inc. (a)	7	1,040
Nuvalent, Inc. - Class A (a)	4	318
Option Care Health, Inc. (a)	15	427
Organon & Co.	22	239
Penumbra, Inc. (a)	3	754
Perrigo Company Public Limited Company	12	278
Pfizer Inc.	456	11,612
Prestige Consumer Healthcare Inc. (a)	4	219
Procept Biorobotics Corporation (a)	4	149
PTC Therapeutics, Inc. (a)	6	359
Quest Diagnostics Incorporated	9	1,688
RadNet, Inc. (a)	5	400
Regeneron Pharmaceuticals, Inc.	8	4,718
Repligen Corporation (a)	4	591
ResMed Inc.	12	3,245
Revolution Medicines, Inc. (a)	12	540
Revvity, Inc.	9	801
Rhythm Pharmaceuticals, Inc. (a)	4	410
Roivant Sciences Ltd. (a)	30	456
Royalty Pharma PLC - Class A	29	1,023
Sarepta Therapeutics, Inc. (a)	8	154
Soleno Therapeutics, Inc. (a)	3	171
Solventum Corporation (a)	11	791
Sotera Health LLC (a)	10	151
Steris Public Limited Company	8	1,882

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Stryker Corporation	29	10,686
Summit Therapeutics Inc. (a) (b)	10	212
Teleflex Incorporated	4	523
Tempus AI, Inc. - Class A (a) (b)	8	608
Tenet Healthcare Corporation (a)	7	1,361
TG Therapeutics, Inc. (a) (b)	13	464
Thermo Fisher Scientific Inc.	30	14,769
Ultragenyx Pharmaceutical Inc. (a)	6	169
United Therapeutics Corporation (a)	3	1,391
UnitedHealth Group Incorporated	73	25,161
Universal Health Services, Inc. - Class B	4	878
Vaxcyte, Inc. (a)	9	307
Veeva Systems Inc. - Class A (a)	12	3,567
Vertex Pharmaceuticals Incorporated (a)	21	8,128
Viatris Inc.	103	1,019
Viking Therapeutics, Inc. (a) (b)	6	157
Waters Corporation (a)	5	1,458
Waystar Holding Corp. (a)	8	309
West Pharmaceutical Services, Inc.	6	1,562
Zimmer Biomet Holdings, Inc.	16	1,559
Zoetis Inc. - Class A	36	5,214
		455,050
Consumer Staples 4.7%
Albertsons Companies, Inc. - Class A	29	500
Altria Group, Inc.	135	8,923
Archer-Daniels-Midland Company	37	2,216
Bellring Intermediate Holdings, Inc. (a)	10	375
BJ's Wholesale Club Holdings, Inc. (a)	9	855
Brown-Forman Corporation - Class A	3	93
Brown-Forman Corporation - Class B	24	663
Bunge Global SA	11	855
Cal-Maine Foods, Inc.	4	336
Campbell's Company, The (b)	16	491
Casey's General Stores, Inc.	3	1,635
Celsius Holdings, Inc. (a)	14	806
Church & Dwight Co., Inc.	20	1,716
Clorox Company, The	10	1,218
Coca-Cola Company, The	315	20,903
Coca-Cola Consolidated, Inc.	4	478
Colgate-Palmolive Company	64	5,127
Conagra Brands, Inc.	39	721
Constellation Brands, Inc. - Class A	12	1,639
Costco Wholesale Corporation	36	32,998
Coty Inc. - Class A (a)	40	162
Darling Ingredients Inc. (a)	12	376
Dollar General Corporation	18	1,880
Dollar Tree, Inc. (a)	16	1,538
e.l.f. Beauty, Inc. (a)	4	517
Estee Lauder Companies Inc., The - Class A	19	1,679
Flowers Foods, Inc.	14	176
Freshpet, Inc. (a)	4	219
General Mills, Inc.	43	2,188
Hershey Company, The	12	2,227
Hormel Foods Corporation	22	556
Ingredion Incorporated	5	582
Interparfums, Inc.	2	206
J. M. Smucker Company, The	9	938
Kellanova	22	1,776
Kenvue Inc.	140	2,279
Keurig Dr Pepper Inc.	99	2,536
Kimberly-Clark Corporation	27	3,359
Kraft Heinz Company, The	68	1,770
Kroger Co., The	50	3,366
Lamb Weston Holdings, Inc.	11	612
Maplebear Inc. (a)	13	493
McCormick & Company, Incorporated	21	1,403
Molson Coors Beverage Company - Class B (b)	15	663
Mondelez International, Inc. - Class A	105	6,543
Monster Beverage 1990 Corporation (a)	55	3,716
National Beverage Corp. (a)	—	16
PepsiCo, Inc.	110	15,427
Performance Food Group Company (a)	13	1,352
Philip Morris International Inc.	125	20,291
Pilgrim's Pride Corporation	2	68
Post Holdings, Inc. (a)	4	441
Primo Brands Corporation - Class A	18	408
Procter & Gamble Company, The	188	28,912
Reynolds Consumer Products Inc.	4	94
Simply Good Foods Company, The (a)	8	196
Sprouts Farmers Market, Inc. (a)	8	852
Sysco Corporation	38	3,112
Target Corporation	36	3,267
The Marzetti Company	1	241
Tyson Foods, Inc. - Class A	22	1,190
US Foods Holding Corp. (a)	18	1,381
Walmart Inc.	346	35,645
WD-40 Company	1	209
		237,410
Energy 2.9%
Antero Midstream Corporation	22	437
Antero Resources Corporation (a)	21	713
Apa Corp.	31	755
Archrock, Inc.	14	367
Baker Hughes Company - Class A	81	3,923
California Resources Corporation	6	322
Cheniere Energy, Inc.	18	4,227
Chevron Corporation	152	23,679
Chord Energy Corporation	5	499
CNX Resources Corporation (a) (b)	13	429
Comstock Resources, Inc. (a) (b)	7	144
ConocoPhillips	100	9,490
Core Natural Resources, Inc.	4	303
Coterra Energy Inc.	62	1,457
Devon Energy Corporation	50	1,755
Diamondback Energy, Inc.	15	2,169
DT Midstream, Inc.	8	884
EOG Resources, Inc.	44	4,944
EQT Corporation	47	2,571
Expand Energy Corporation	18	1,924
Exxon Mobil Corporation	342	38,611
Halliburton Company	67	1,638
HF Sinclair Corporation	12	603
Kinder Morgan, Inc.	158	4,473
Magnolia Oil & Gas Corporation - Class A	16	381
Marathon Petroleum Corporation	24	4,572
Matador Resources Company	8	370
Murphy Oil Corporation (b)	8	224
Noble Corporation 2022 Limited	9	264
NOV Inc.	31	410
Occidental Petroleum Corporation	52	2,466
ONEOK, Inc.	50	3,651
Ovintiv Canada ULC	19	776
Permian Resources Corporation - Class A	49	633
Phillips 66	33	4,432
Range Resources Corporation	20	734
Schlumberger Limited	119	4,095
Targa Resources Corp.	17	2,924
TechnipFMC PLC	34	1,332
Texas Pacific Land Corporation	2	1,500
Valero Energy Corporation	25	4,287
Venture Global, Inc. - Class A (b)	9	128
Viper Energy, Inc. - Class A	10	376
Weatherford International Public Limited Company	6	434
Williams Companies, Inc., The	98	6,234
		146,540
Utilities 2.3%
AES Corporation, The	57	744
ALLETE, Inc.	5	358
Alliant Energy Corporation	20	1,354
Ameren Corporation	22	2,303
American Electric Power Company, Inc.	42	4,704
American States Water Company	3	206
American Water Works Company, Inc.	16	2,167
Atmos Energy Corporation	12	2,130
Avista Corporation	7	280
Black Hills Corporation	6	357
CenterPoint Energy, Inc.	52	2,002
Clearway Energy, Inc. - Class A	2	54

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Clearway Energy, Inc. - Class C	6	180
CMS Energy Corporation	25	1,813
Consolidated Edison, Inc.	28	2,825
Constellation Energy Group, Inc.	25	8,237
Dominion Energy, Inc.	68	4,179
DTE Energy Company	17	2,336
Duke Energy Corporation	62	7,643
Edison International	31	1,700
Entergy Corporation	36	3,360
Essential Utilities, Inc.	20	809
Evergy, Inc.	19	1,460
Eversource Energy	29	2,058
Exelon Corporation	81	3,660
FirstEnergy Corp.	42	1,912
IDACORP, Inc.	4	593
MDU Resources Group, Inc.	18	314
MGE Energy, Inc.	3	214
National Fuel Gas Company	8	722
New Jersey Resources Corporation	9	426
NextEra Energy, Inc.	165	12,487
NiSource Inc.	38	1,664
NorthWestern Corporation	5	321
NRG Energy, Inc.	15	2,466
OGE Energy Corp.	16	760
One Gas, Inc.	4	348
Ormat Technologies, Inc.	4	413
Otter Tail Corporation	3	229
PG&E Corporation	174	2,630
Pinnacle West Capital Corporation	10	912
Portland General Electric Company	9	403
PPL Corporation	57	2,133
Public Service Enterprise Group Incorporated	41	3,382
Sempra	52	4,704
Southwest Gas Holdings, Inc.	4	314
Spire Inc.	5	367
Talen Energy Corporation (a)	3	1,439
The Southern Company	87	8,289
TXNM Energy, Inc.	8	439
UGI Corporation	17	561
Vistra Corp.	27	5,371
WEC Energy Group Inc.	25	2,858
XCEL Energy Inc.	47	3,756
		117,346
Real Estate 2.2%
Agree Realty Corporation	8	598
Alexandria Real Estate Equities, Inc.	11	938
American Healthcare REIT, Inc. (b)	10	438
American Homes 4 Rent - Class A	26	868
American Tower Corporation	37	7,189
Americold Realty Trust, Inc.	21	255
AvalonBay Communities, Inc.	11	2,159
Brixmor Property Group Inc.	23	639
Broadstone Net Lease, Inc.	12	220
BXP, Inc. (b)	11	811
Camden Property Trust	9	993
Caretrust REIT, Inc.	16	540
CBRE Group, Inc. - Class A (a)	24	3,765
Compass, Inc. - Class A (a)	36	288
COPT Defense Properties	9	275
CoStar Group, Inc. (a)	32	2,700
Cousins Properties Incorporated	14	415
Crown Castle Inc.	34	3,251
Cubesmart, L.P.	18	733
Digital Realty Trust, Inc.	25	4,371
EastGroup Properties, Inc.	4	659
EPR Properties	5	292
Equinix, Inc.	8	6,146
Equity Lifestyle Properties, Inc.	15	938
Equity Residential	26	1,705
Essential Properties Realty Trust, Inc.	16	485
Essex Property Trust, Inc.	5	1,335
Extra Space Storage Inc.	17	2,371
Federal Realty Investment Trust	7	758
First Industrial Realty Trust, Inc.	9	472
Gaming and Leisure Properties, Inc.	22	1,017
Healthcare Realty Trust Incorporated - Class A	28	512
Healthpeak OP, LLC	59	1,127
Highwoods Properties, Inc.	8	258
Host Hotels & Resorts, Inc.	55	943
Howard Hughes Holdings Inc. (a)	1	117
Independence Realty Trust, Inc.	20	335
Invitation Homes Inc.	44	1,303
Iron Mountain Incorporated	23	2,394
Jones Lang LaSalle Incorporated (a)	4	1,152
Kilroy Realty Corporation	10	433
Kimco Realty OP, LLC	55	1,208
Kite Realty Naperville, LLC	18	395
Lamar Advertising Company - Class A	7	911
Lineage, Inc.	5	203
Macerich Company, The	21	384
Mid-America Apartment Communities, Inc.	9	1,290
Millrose Properties, Inc. - Class A	9	316
National Health Investors, Inc.	4	278
NNN REIT, Inc.	16	697
Omega Healthcare Investors, Inc.	21	901
Phillips Edison & Company, Inc.	9	307
PotlatchDeltic Corporation	7	269
ProLogis Inc.	75	8,570
Public Storage Operating Company	13	3,697
Rayonier Inc.	10	255
Realty Income Corporation	70	4,234
Regency Centers Corporation	14	994
Rexford Industrial Realty, Inc.	19	775
Ryman Hospitality Properties, Inc.	5	462
Sabra Health Care REIT, Inc.	15	275
SBA Communications Corporation - Class A	9	1,725
Simon Property Group, Inc.	26	4,930
SL Green Realty Corp. (b)	6	341
STAG Industrial, Inc.	15	545
Sun Communities, Inc.	10	1,224
Tanger Inc.	11	367
Terreno Realty Corporation	7	423
UDR, Inc.	26	959
Ventas, Inc.	34	2,369
VICI Properties Inc.	84	2,735
Vornado Realty Trust	14	562
W.P. Carey Inc.	17	1,162
Welltower Inc.	54	9,580
Weyerhaeuser Company	55	1,357
Zillow Group, Inc. - Class A (a)	4	298
Zillow Group, Inc. - Class C (a)	13	1,023
		112,219
Materials 2.1%
Air Products and Chemicals, Inc.	18	4,848
Albemarle Corporation	10	793
Alcoa Corporation	22	730
Amcor Pty Ltd	181	1,479
Amrize AG (a)	39	1,906
AptarGroup, Inc.	5	723
Avery Dennison Corporation	6	1,008
Avient Corporation	7	231
Axalta Coating Systems Ltd. (a)	16	452
Balchem Corporation	2	368
Ball Corporation	21	1,064
Cabot Corporation	3	239
Carpenter Technology Corporation	4	970
Celanese Corporation - Class A	8	318
CF Industries Holdings, Inc.	14	1,230
Cleveland-Cliffs Inc. (a)	36	440
Coeur Mining, Inc. (a)	53	1,002
Commercial Metals Company	8	482
Corteva, Inc.	56	3,761
CRH Public Limited Company	54	6,521
Crown Holdings, Inc.	10	927
Dow Inc.	56	1,278
DuPont de Nemours, Inc.	33	2,589
Eagle Materials Inc.	2	567
Eastman Chemical Company	9	596

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Ecolab Inc.	20	5,564
Element Solutions Inc.	17	434
FMC Corporation	11	366
Freeport-McMoRan Inc.	113	4,444
Graphic Packaging Holding Company	18	353
H.B. Fuller Company	4	254
Hecla Mining Company (b)	52	630
International Flavors & Fragrances Inc.	21	1,309
International Paper Company	40	1,858
KRC Materials, Inc. (a)	5	363
Linde Public Limited Company	38	17,964
Louisiana-Pacific Corporation (W VA)	6	518
LyondellBasell Industries N.V. - Class A	20	991
Martin Marietta Materials, Inc.	5	3,086
Mosaic Company, The	26	910
NewMarket Corporation	1	489
Newmont Corporation	87	7,372
Nucor Corporation	19	2,554
Packaging Corporation of America	7	1,536
PPG Industries, Inc.	18	1,928
Reliance, Inc.	4	1,221
Royal Gold, Inc.	5	1,068
RPM International Inc.	10	1,214
Scotts Miracle-Gro Company, The	3	170
Sealed Air Corporation	13	475
Sensient Technologies Corporation	3	313
Sherwin-Williams Company, The	18	6,338
Silgan Holdings Inc.	7	296
Smurfit Westrock Public Limited Company	41	1,743
Sonoco Products Company	8	349
Southern Copper Corporation	7	869
Steel Dynamics, Inc.	12	1,613
Vulcan Materials Company	11	3,286
Westlake Corporation	2	188
		106,588
Total Common Stocks (cost $3,223,575)		5,034,933
SHORT TERM INVESTMENTS 0.6%
Investment Companies 0.5%
JNL Government Money Market Fund - Class I, 4.04% (c) (d)	23,858	23,858
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 4.14% (c) (d)	6,218	6,218
Total Short Term Investments (cost $30,076)		30,076
Total Investments 100.1% (cost $3,253,651)		5,065,009
Other Derivative Instruments 0.0%		94
Other Assets and Liabilities, Net (0.1)%		(7,241)
Total Net Assets 100.0%		5,057,862

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2025.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL/Mellon U.S. Stock Market Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Bank of New York Mellon Corporation, The	5,194	—	1,188	90	515	1,390	5,911	0.1
Jackson Financial Inc. - Class A	516	—	—	14	—	83	599	—
JNL Government Money Market Fund, 4.14% - Class SL	7,221	50,433	51,436	136	—	—	6,218	0.1
JNL Government Money Market Fund, 4.04% - Class I	11,959	552,924	541,025	632	—	—	23,858	0.5
	24,890	603,357	593,649	872	515	1,473	36,586	0.7

JNL/Mellon U.S. Stock Market Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Index	25	December 2025	3,038	4	32
S&P 500 Index	76	December 2025	25,306	90	301
				94	333

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon U.S. Stock Market Index Fund
Assets - Securities
Common Stocks	5,034,933	—	—	5,034,933
Short Term Investments	30,076	—	—	30,076
	5,065,009	—	—	5,065,009
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	333	—	—	333
	333	—	—	333

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL/Mellon Utilities Sector Fund
COMMON STOCKS 100.0%
Utilities 100.0%
AES Corporation, The	371	4,883
ALLETE, Inc.	30	1,986
Alliant Energy Corporation	133	8,966
Ameren Corporation	141	14,702
American Electric Power Company, Inc.	269	30,272
American States Water Company	20	1,485
American Water Works Company, Inc.	102	14,158
Atmos Energy Corporation	83	14,130
Avista Corporation	42	1,573
Black Hills Corporation	38	2,322
CenterPoint Energy, Inc.	341	13,217
Clearway Energy, Inc. - Class A	17	464
Clearway Energy, Inc. - Class C	43	1,208
CMS Energy Corporation	156	11,408
Consolidated Edison, Inc.	188	18,921
Constellation Energy Group, Inc.	163	53,660
Dominion Energy, Inc.	445	27,233
DTE Energy Company	108	15,234
Duke Energy Corporation	406	50,248
Edison International	200	11,080
Entergy Corporation	232	21,666
Essential Utilities, Inc.	131	5,210
Evergy, Inc.	120	9,125
Eversource Energy	183	13,045
Exelon Corporation	527	23,738
FirstEnergy Corp.	269	12,348
IDACORP, Inc.	27	3,554
MGE Energy, Inc.	19	1,602
New Jersey Resources Corporation	51	2,449
NextEra Energy, Inc.	1,075	81,130
NiSource Inc.	244	10,554
NorthWestern Corporation	30	1,762
NRG Energy, Inc.	101	16,309
OGE Energy Corp.	105	4,839
One Gas, Inc.	30	2,414
Ormat Technologies, Inc.	30	2,884
PG&E Corporation	1,144	17,252
Pinnacle West Capital Corporation	62	5,574
Portland General Electric Company	57	2,518
PPL Corporation	368	13,694
Public Service Enterprise Group Incorporated	260	21,705
Sempra	341	30,644
Southwest Gas Holdings, Inc.	31	2,413
Spire Inc.	30	2,449
Talen Energy Corporation (a)	22	9,272
The Southern Company	575	54,462
TXNM Energy, Inc.	49	2,791
UGI Corporation	112	3,738
Vistra Corp.	176	34,559
WEC Energy Group Inc.	161	18,433
XCEL Energy Inc.	300	24,194
Total Common Stocks (cost $650,192)		753,477
SHORT TERM INVESTMENTS 0.4%
Investment Companies 0.4%
JNL Government Money Market Fund - Class I, 4.04% (b) (c)	3,174	3,174
Total Short Term Investments (cost $3,174)		3,174
Total Investments 100.4% (cost $653,366)		756,651
Other Derivative Instruments 0.0%		6
Other Assets and Liabilities, Net (0.4)%		(3,225)
Total Net Assets 100.0%		753,432

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL/Mellon Utilities Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.04% - Class I	1,557	174,161	172,544	105	—	—	3,174	0.4
JNL Government Money Market Fund, 4.14% - Class SL	—	492	492	1	—	—	—	—
	1,557	174,653	173,036	106	—	—	3,174	0.4

JNL/Mellon Utilities Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Utilities Select Sector Index	35	December 2025	3,024	6	80

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Utilities Sector Fund
Assets - Securities
Common Stocks	753,477	—	—	753,477
Short Term Investments	3,174	—	—	3,174
	756,651	—	—	756,651
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	80	—	—	80
	80	—	—	80

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL/Mellon World Index Fund
COMMON STOCKS 98.8%
United States of America 71.8%
3M Company	6	941
Abbott Laboratories	19	2,589
AbbVie Inc.	20	4,583
Accenture Public Limited Company - Class A	7	1,724
Adobe Inc. (a)	5	1,679
Advanced Micro Devices, Inc. (a)	18	2,928
AFLAC Incorporated	6	619
Agilent Technologies, Inc.	3	416
Air Products and Chemicals, Inc.	2	666
Airbnb, Inc. - Class A (a)	5	576
Akamai Technologies, Inc. (a)	2	115
Alexandria Real Estate Equities, Inc.	2	150
Align Technology, Inc. (a)	1	100
Allegion Public Limited Company	1	155
Alliant Energy Corporation	3	174
Allstate Corporation, The	3	638
Alnylam Pharmaceuticals, Inc. (a)	1	658
Alphabet Inc. - Class A	65	15,827
Alphabet Inc. - Class C	57	13,809
Altria Group, Inc.	19	1,253
Amazon.com, Inc. (a)	109	23,948
Ameren Corporation	3	327
American Electric Power Company, Inc.	6	651
American Express Company	6	2,033
American International Group, Inc.	6	498
American Tower Corporation	5	1,011
American Water Works Company, Inc.	2	294
Ameriprise Financial, Inc.	1	518
AMETEK, Inc.	3	473
Amgen Inc.	6	1,704
Amphenol Corporation - Class A	14	1,700
Analog Devices, Inc.	6	1,368
Annaly Capital Management, Inc.	7	134
AON Public Limited Company - Class A	2	874
Apollo Global Management, Inc.	5	653
Apple Inc.	166	42,314
Applied Materials, Inc.	9	1,853
AppLovin Corporation - Class A (a)	2	1,714
Arch Capital Group Ltd.	4	371
Archer-Daniels-Midland Company	5	301
Ares Management Corporation - Class A	2	365
Arista Networks, Inc. (a)	11	1,671
Arthur J. Gallagher & Co.	3	873
Ashtead Group Public Limited Company	5	334
AT&T Inc.	80	2,272
Atmos Energy Corporation	2	306
Autodesk, Inc. (a)	2	748
Automatic Data Processing, Inc.	5	1,334
AutoZone, Inc. (a)	—	811
AvalonBay Communities, Inc.	2	293
Avery Dennison Corporation	1	152
Axon Enterprise, Inc. (a)	1	581
Baker Hughes Company - Class A	11	541
Ball Corporation	3	141
Bank of America Corporation	76	3,920
Bank of New York Mellon Corporation, The (b)	8	848
Baxter International Inc.	6	133
Becton, Dickinson and Company	3	610
Bentley Systems, Incorporated - Class B	1	71
Berkshire Hathaway Inc. - Class B (a)	21	10,352
Best Buy Co., Inc.	2	173
Biogen Inc. (a)	2	233
BioMarin Pharmaceutical Inc. (a)	2	113
BlackRock, Inc.	2	1,801
Blackstone Inc. - Class A	8	1,406
Block, Inc. - Class A (a)	6	450
Boeing Company, The (a)	8	1,828
Booking Holdings Inc.	—	1,955
Booz Allen Hamilton Holding Corporation - Class A	1	147
Boston Scientific Corporation (a)	17	1,612
Bristol-Myers Squibb Company	23	1,034
Broadcom Inc.	52	17,042
Broadridge Financial Solutions, Inc.	1	299
Brookfield Asset Management Ltd. - Class A	4	246
Brown & Brown, Inc.	3	305
Brown-Forman Corporation - Class A	1	19
Brown-Forman Corporation - Class B (c)	3	91
Builders FirstSource, Inc. (a)	1	161
Burlington Stores, Inc. (a)	1	186
Cadence Design Systems, Inc. (a)	3	1,081
Camden Property Trust	1	132
Campbell's Company, The	2	72
Capital One Financial Corporation	7	1,514
Cardinal Health, Inc.	3	418
Carlyle Group Inc., The	2	152
Carnival Corporation (a)	12	347
Carrier Global Corporation	9	544
Carvana Co. - Class A (a)	2	581
Caterpillar Inc.	5	2,515
CBRE Group, Inc. - Class A (a)	3	530
CDW Corp.	1	236
Cencora, Inc.	2	631
Centene Corporation (a)	5	189
CenterPoint Energy, Inc.	8	291
CF Industries Holdings, Inc.	2	160
Charles Schwab Corporation, The	19	1,822
Cheniere Energy, Inc.	3	596
Chevron Corporation	21	3,300
Chipotle Mexican Grill, Inc. (a)	15	574
Chubb Limited	4	1,187
Church & Dwight Co., Inc.	3	232
Cigna Group, The	3	847
Cincinnati Financial Corporation	2	281
Cintas Corporation	4	806
Cisco Systems, Inc.	44	3,044
Citigroup Inc.	21	2,095
Citizens Financial Group, Inc.	5	270
Clorox Company, The	1	176
Cloudflare, Inc. - Class A (a)	3	744
CME Group Inc. - Class A	4	1,092
CMS Energy Corporation	3	235
CNH Industrial N.V.	9	102
Coca-Cola Company, The	44	2,901
Cognizant Technology Solutions Corporation - Class A	6	374
Coinbase Global, Inc. - Class A (a)	2	789
Colgate-Palmolive Company	9	720
Comcast Corporation - Class A	42	1,317
Conagra Brands, Inc.	5	99
ConocoPhillips	14	1,322
Consolidated Edison, Inc.	4	408
Constellation Brands, Inc. - Class A	2	226
Constellation Energy Group, Inc.	3	1,148
Cooper Companies, Inc., The (a)	2	156
Copart, Inc. (a)	9	416
Corebridge Financial, Inc.	3	88
Corning Incorporated	8	695
Corpay Inc (a)	1	226
Corteva, Inc.	8	516
CoStar Group, Inc. (a)	4	365
Costco Wholesale Corporation	5	4,581
Coterra Energy Inc.	8	188
CrowdStrike Holdings, Inc. - Class A (a)	3	1,323
Crown Castle Inc.	5	452
Crown Holdings, Inc.	1	131
CSX Corporation	21	749
Cummins Inc.	2	648
CVS Health Corporation	14	1,060
D.R. Horton, Inc.	3	531
Danaher Corporation	7	1,448
Darden Restaurants, Inc.	1	242
Datadog, Inc. - Class A (a)	3	468
Deckers Outdoor Corporation (a)	2	163
Deere & Company	3	1,272
Dell Technologies Inc. - Class C	3	485
Delta Air Lines, Inc.	7	404

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Devon Energy Corporation	7	231
DexCom, Inc. (a)	4	291
Diamondback Energy, Inc.	2	300
Digital Realty Trust, Inc.	3	600
DocuSign, Inc. (a)	2	161
Dollar General Corporation	3	262
Dollar Tree, Inc. (a)	2	211
Dominion Energy, Inc.	9	578
Domino's Pizza, Inc.	—	147
DoorDash, Inc. - Class A (a)	4	1,103
Dover Corporation	2	266
Dow Inc.	8	175
DTE Energy Company	2	320
Duke Energy Corporation	9	1,054
DuPont de Nemours, Inc.	5	362
Dynatrace, Inc. (a)	3	168
East West Bancorp, Inc.	2	164
Eaton Corporation Public Limited Company	4	1,648
eBay Inc.	5	471
Ecolab Inc.	3	790
Edison International	4	243
Edwards Lifesciences Corporation (a)	7	514
Electronic Arts Inc.	3	536
Elevance Health, Inc.	2	803
Eli Lilly and Company	9	6,820
Emerson Electric Co.	6	823
Entegris, Inc.	1	136
Entergy Corporation	5	468
EOG Resources, Inc.	6	681
EQT Corporation	7	362
Equifax Inc.	1	348
Equinix, Inc.	1	861
Equitable Holdings, Inc.	3	177
Equity Lifestyle Properties, Inc.	2	137
Equity Residential	4	240
Essex Property Trust, Inc.	1	177
Estee Lauder Companies Inc., The - Class A	3	236
Everest Group, Ltd.	—	152
Evergy, Inc.	3	201
Eversource Energy	4	276
Exelon Corporation	11	509
Expand Energy Corporation	3	270
Expedia Group, Inc.	1	305
Expeditors International of Washington, Inc. - Class A	2	194
Extra Space Storage Inc.	2	320
Exxon Mobil Corporation	48	5,382
F5, Inc. (a)	1	213
FactSet Research Systems Inc.	—	124
Fair Isaac Corporation (a)	—	391
Fastenal Company	13	624
FedEx Corporation	2	578
Ferguson Enterprises Inc.	2	507
Fidelity National Financial, Inc. - Class A	3	172
Fidelity National Information Services, Inc.	6	390
Fifth Third Bancorp	7	320
First Citizens BancShares, Inc. - Class A	—	215
First Solar, Inc. (a)	1	262
FirstEnergy Corp.	6	276
Fiserv, Inc. (a)	6	787
Flex Ltd. (a)	4	224
Flutter Entertainment Public Limited Company (a)	2	478
Ford Motor Company	44	524
Former Charter Communications Parent, Inc. - Class A (a)	1	305
Fortinet, Inc. (a)	7	608
Fortive Corporation	4	174
Fox Corporation - Class A	2	139
Fox Corporation - Class B	2	96
Freeport-McMoRan Inc.	16	615
Garmin Ltd.	2	444
Gartner, Inc. (a)	1	219
GE HealthCare Technologies Inc.	5	388
GE Vernova Inc.	3	1,884
Gen Digital Inc.	7	191
General Dynamics Corporation	3	910
General Electric Company	12	3,575
General Mills, Inc.	6	305
General Motors Company	11	660
Genuine Parts Company	2	224
Gilead Sciences, Inc.	14	1,548
Global Payments Inc.	3	218
GoDaddy Inc. - Class A (a)	2	220
Goldman Sachs Group, Inc., The	3	2,740
Halliburton Company	10	253
Hartford Insurance Group, Inc., The	3	422
HCA Healthcare, Inc.	2	820
Healthpeak OP, LLC	9	164
HEICO Corporation	—	142
HEICO Corporation - Class A	1	208
Hershey Company, The	2	297
Hewlett Packard Enterprise Company	14	352
Hilton Worldwide Holdings Inc.	2	634
Hologic, Inc. (a)	3	179
Home Depot, Inc., The	11	4,483
Honeywell International Inc.	7	1,500
Hormel Foods Corporation	3	86
Howmet Aerospace Inc.	4	862
HP, Inc.	10	286
Hubbell Incorporated	1	265
HubSpot, Inc. (a)	1	252
Humana Inc.	1	344
Huntington Bancshares Incorporated	17	286
IDEX Corporation	1	139
IDEXX Laboratories, Inc. (a)	1	586
Illinois Tool Works Inc.	3	849
Illumina, Inc. (a)	2	167
Incyte Corporation (a)	2	154
Ingersoll Rand Inc.	4	367
Insulet Corporation (a)	1	232
Intel Corporation (a)	49	1,629
Intercontinental Exchange, Inc.	6	1,063
International Business Machines Corporation	10	2,925
International Flavors & Fragrances Inc.	3	183
International Paper Company	6	260
Intuit Inc.	3	2,083
Intuitive Surgical, Inc. (a)	4	1,777
Invitation Homes Inc.	7	197
IQVIA Holdings Inc (a)	2	368
Iron Mountain Incorporated	3	330
J. M. Smucker Company, The	1	137
J.B. Hunt Transport Services, Inc.	1	132
Jack Henry & Associates, Inc.	1	121
Jacobs Solutions Inc.	1	214
James Hardie Industries Public Limited Company - CHESS	6	121
Johnson & Johnson	27	4,977
Johnson Controls International Public Limited Company	7	798
JPMorgan Chase & Co.	31	9,693
Kellanova	3	254
Kenvue Inc.	20	326
Keurig Dr Pepper Inc.	14	344
KeyCorp	10	184
Keysight Technologies, Inc. (a)	2	331
Kimberly-Clark Corporation	4	460
Kimco Realty OP, LLC	8	169
Kinder Morgan, Inc.	22	631
KKR & Co. Inc. - Class A	7	967
KLA Corporation	1	1,588
Kraft Heinz Company, The	10	267
Kroger Co., The	7	470
L3Harris Technologies, Inc.	2	640
Labcorp Holdings Inc.	1	264
Lam Research Corporation	14	1,916
Las Vegas Sands Corp.	4	188
Leidos Holdings, Inc.	1	252
Lennar Corporation - Class A	2	291
Lennar Corporation - Class B	—	24
Lennox International Inc.	—	179

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Liberty Media Corporation - Series A (a)	—	11
Liberty Media Corporation - Series C (a)	2	254
Linde Public Limited Company	5	2,522
Lineage, Inc. (c)	1	35
Live Nation Entertainment, Inc. (a) (c)	2	259
Lockheed Martin Corporation	2	1,126
Loews Corporation	2	188
Lowe`s Companies, Inc.	6	1,577
LPL Financial Holdings Inc.	1	288
LyondellBasell Industries N.V. - Class A	3	148
M&T Bank Corporation	2	336
Marathon Petroleum Corporation	3	638
Markel Group Inc. (a)	—	260
Marriott International, Inc. - Class A	3	659
Marsh & Mclennan Companies, Inc.	5	1,097
Martin Marietta Materials, Inc.	1	423
Marvell Technology, Inc.	10	822
Masco Corporation	2	157
MasterCard Incorporated - Class A	9	5,246
McCormick & Company, Incorporated	3	198
McDonald's Corporation	8	2,425
McKesson Corporation	1	1,095
Medtronic, Inc.	14	1,351
Merck & Co., Inc.	27	2,286
Meta Platforms, Inc. - Class A	24	17,857
MetLife, Inc.	6	535
Mettler-Toledo International Inc. (a)	—	281
Microchip Technology Incorporated	6	402
Micron Technology, Inc.	13	2,093
Microsoft Corporation	83	43,122
Mid-America Apartment Communities, Inc.	1	186
Moderna, Inc. (a)	4	108
Molina Healthcare, Inc. (a)	1	112
Molson Coors Beverage Company - Class B	2	88
Mondelez International, Inc. - Class A	14	901
MongoDB, Inc. - Class A (a)	1	264
Monolithic Power Systems, Inc.	1	474
Monster Beverage 1990 Corporation (a)	8	517
Moody's Corporation	2	827
Morgan Stanley	14	2,204
Motorola Solutions, Inc.	2	844
MSCI Inc. - Class A	1	479
Nasdaq, Inc.	4	376
NetApp, Inc.	2	261
Netflix, Inc. (a)	5	5,719
Newmont Corporation	13	1,055
News Corporation - Class A	4	131
News Corporation - Class B	2	54
NextEra Energy, Inc.	23	1,736
Nike, Inc. - Class B	13	879
NiSource Inc.	5	235
Norfolk Southern Corporation	3	764
Northern Trust Corporation	2	281
Northrop Grumman Corporation	2	944
NRG Energy, Inc.	2	356
Nucor Corporation	3	347
NVIDIA Corporation	263	49,108
NVR, Inc. (a)	—	257
Occidental Petroleum Corporation	7	345
Okta, Inc. - Class A (a)	2	172
Old Dominion Freight Line, Inc.	2	277
Omnicom Group Inc.	2	194
ON Semiconductor Corporation (a)	5	233
ONEOK, Inc.	7	511
Oracle Corporation	18	5,131
O'Reilly Automotive, Inc. (a)	9	1,013
Otis Worldwide Corporation	4	404
Owens Corning	1	138
PACCAR Inc	6	571
Packaging Corporation of America	1	209
Palantir Technologies Inc. - Class A (a)	24	4,457
Palo Alto Networks, Inc. (a)	7	1,520
Parker-Hannifin Corporation	1	1,033
Paychex, Inc.	4	462
Paycom Software, Inc.	1	110
PayPal Holdings, Inc. (a)	11	712
PepsiCo, Inc.	15	2,155
Pfizer Inc.	63	1,613
PG&E Corporation	25	381
Philip Morris International Inc.	17	2,808
Phillips 66	5	630
Pinterest, Inc. - Class A (a)	7	212
Pool Corporation	—	131
PPG Industries, Inc.	3	272
PPL Corporation	8	291
Principal Financial Group, Inc.	2	201
Procter & Gamble Company, The	26	4,013
Progressive Corporation, The	6	1,599
ProLogis Inc.	10	1,169
Prudential Financial, Inc.	4	397
PTC Inc. (a)	1	264
Public Service Enterprise Group Incorporated	6	467
Public Storage Operating Company	2	508
PulteGroup, Inc.	2	289
Qualcomm Incorporated	12	1,998
Quanta Services, Inc.	2	679
Quest Diagnostics Incorporated	1	242
Raymond James Financial, Inc.	2	343
Realty Income Corporation	10	609
Regency Centers Corporation	2	123
Regeneron Pharmaceuticals, Inc.	1	640
Regions Financial Corporation	10	258
Reinsurance Group of America, Incorporated	1	128
Republic Services, Inc.	2	524
ResMed Inc.	2	455
Revvity, Inc.	1	123
Robinhood Markets, Inc. - Class A (a)	8	1,177
Roblox Corporation - Class A (a)	7	962
Rockwell Automation, Inc.	1	446
Rollins, Inc.	3	195
Roper Technologies, Inc.	1	587
Ross Stores, Inc.	4	552
Royal Caribbean Cruises Ltd.	3	915
Royalty Pharma PLC - Class A	4	136
RTX Corporation	15	2,480
S&P Global Inc.	3	1,666
Salesforce, Inc.	10	2,452
SBA Communications Corporation - Class A	1	226
Schlumberger Limited	16	565
Seagate Technology Holdings Public Limited Company	2	524
Sempra	7	661
ServiceNow, Inc. (a)	2	2,133
Sherwin-Williams Company, The	3	896
Simon Property Group, Inc.	4	684
Snap Inc. - Class A (a)	12	92
Snap-on Incorporated	1	190
Snowflake Inc. - Class A (a)	4	825
Southwest Airlines Co.	5	163
SS&C Technologies Holdings, Inc.	2	219
Starbucks Corporation	13	1,085
State Street Corporation	3	354
Steel Dynamics, Inc.	2	211
Steris Public Limited Company	1	251
Strategy Inc - Class A (a)	3	934
Stryker Corporation	4	1,503
Sun Communities, Inc.	1	164
Super Micro Computer, Inc. (a)	6	282
Synchrony Financial	4	296
Synopsys, Inc. (a)	2	1,023
Sysco Corporation	5	441
T. Rowe Price Group, Inc.	2	254
Take-Two Interactive Software, Inc. (a)	2	500
Targa Resources Corp.	2	402
Target Corporation	5	454
TE Connectivity Public Limited Company	3	729
Teledyne Technologies Incorporated (a)	1	295
Teradyne, Inc.	2	258
Tesla Inc. (a)	31	13,971
Texas Instruments Incorporated	10	1,868

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Texas Pacific Land Corporation	—	195
Textron Inc.	2	165
The PNC Financial Services Group, Inc.	4	879
The Southern Company	12	1,162
Thermo Fisher Scientific Inc.	4	2,031
TJX Companies, Inc., The	13	1,821
T-Mobile US, Inc.	5	1,125
Tractor Supply Company	6	333
Trade Desk, Inc., The - Class A (a)	5	248
Trane Technologies Public Limited Company	2	1,041
TransDigm Group Incorporated	1	778
TransUnion	2	172
Travelers Companies, Inc., The	3	714
Trimble Inc. (a)	3	230
Truist Financial Corporation	14	657
Twilio Inc. - Class A (a)	2	154
Tyler Technologies, Inc. (a)	—	254
Tyson Foods, Inc. - Class A	3	151
U.S. Bancorp	18	846
Uber Technologies, Inc. (a)	23	2,212
UDR, Inc.	3	124
Ulta Beauty, Inc. (a)	1	272
Union Pacific Corporation	7	1,587
United Airlines Holdings, Inc. (a)	4	346
United Parcel Service, Inc. - Class B	8	669
United Rentals, Inc.	1	688
UnitedHealth Group Incorporated	10	3,494
Universal Music Group N.V.	11	319
Valero Energy Corporation	4	604
Veeva Systems Inc. - Class A (a)	2	496
Ventas, Inc.	5	328
Veralto Corporation	3	293
VeriSign, Inc.	1	241
Verisk Analytics, Inc.	2	404
Verizon Communications Inc.	47	2,072
Vertex Pharmaceuticals Incorporated (a)	3	1,130
Vertiv Holdings Co - Class A	4	623
VICI Properties Inc.	12	379
Visa Inc. - Class A	19	6,497
Vistra Corp.	4	747
Vulcan Materials Company	1	458
W. R. Berkley Corporation	3	250
W.P. Carey Inc.	3	178
W.W. Grainger, Inc.	1	476
Walmart Inc.	48	4,977
Walt Disney Company, The	20	2,321
Warner Bros. Discovery, Inc. - Series A (a)	25	483
Waste Connections, Inc.	3	511
Waste Management, Inc.	4	907
Waters Corporation (a)	1	188
Watsco, Inc.	—	145
WEC Energy Group Inc.	3	391
Wells Fargo & Company	36	3,013
Welltower Inc.	8	1,337
West Pharmaceutical Services, Inc.	1	204
Western Digital Corporation	4	465
Westinghouse Air Brake Technologies Corporation	2	382
Westlake Corporation	—	34
Weyerhaeuser Company	8	190
Williams Companies, Inc., The	13	851
Willis Towers Watson Public Limited Company	1	358
Workday, Inc. - Class A (a)	2	576
XCEL Energy Inc.	6	524
Xylem Inc.	3	390
Yum! Brands, Inc.	3	477
Zebra Technologies Corporation - Class A (a)	1	181
Zillow Group, Inc. - Class A (a)	—	36
Zillow Group, Inc. - Class C (a)	2	147
Zimmer Biomet Holdings, Inc.	2	224
Zoetis Inc. - Class A	5	727
Zoom Communications, Inc. - Class A (a)	3	231
Zscaler, Inc. (a)	1	316
		644,268
Japan 5.8%
Advantest Corporation	8	806
AEON Co., Ltd.	31	375
AGC Inc.	2	75
Aisin Corporation	7	127
Ajinomoto Co., Inc.	11	313
ANA Holdings Inc.	2	37
Asahi Group Holdings, Ltd.	18	218
Asahi Kasei Corporation	13	104
ASICS Corporation	8	220
Astellas Pharma Inc.	19	204
Bandai Namco Holdings Inc.	7	246
Bridgestone Corporation	7	314
Canon Inc.	11	322
Capcom Co., Ltd.	4	104
Central Japan Railway Company	12	333
Chubu Electric Power Co., Ltd. (c)	8	111
Chugai Pharmaceutical Co., Ltd.	7	315
Concordia Financial Group, Ltd. (c)	13	96
Dai Nippon Printing Co., Ltd.	4	71
Daifuku Co., Ltd.	4	123
Dai-ichi Life Holdings, Inc.	43	341
Daiichi Sankyo Company, Limited	21	476
Daikin Industries, Ltd.	3	370
Daito Trust Construction Co., Ltd.	4	88
Daiwa House Industry Co., Ltd. (c)	7	245
Daiwa Securities Group Inc.	17	134
DENSO Corporation	22	309
DISCO Corporation	1	313
East Japan Railway Company	12	299
Eisai Co., Ltd.	3	101
ENEOS Holdings, Inc.	33	206
FANUC Corporation	10	297
Fast Retailing Co., Ltd.	2	606
Fuji Electric Co., Ltd.	1	94
FUJIFILM Holdings Corporation	14	351
Fujikura Ltd.	3	294
Fujitsu Limited	20	466
Hankyu Hanshin Holdings, Inc. (c)	2	68
Hikari Tsushin,Inc.	—	28
Hitachi Construction Machinery Co., Ltd.	1	42
Hitachi, Ltd.	52	1,365
Honda Motor Co., Ltd. (c)	48	491
Hoshizaki Corporation	2	56
HOYA Corporation	4	527
Hulic Co., Ltd.	7	71
Idemitsu Kosan Co., Ltd. (c)	11	78
IHI Corporation	12	222
Inpex Corporation	11	192
Isuzu Motors Limited	6	73
ITOCHU Corporation	16	894
Japan Airlines Co., Ltd.	2	38
Japan Exchange Group, Inc.	11	119
Japan Post Bank Co., Ltd.	19	230
Japan Post Holdings Co., Ltd.	20	197
Japan Post Insurance Co., Ltd.	2	48
Japan Real Estate Investment Corporation	—	72
Japan Tobacco Inc.	12	401
JFE Holdings, Inc. (c)	7	91
Kajima Corporation	5	137
Kao Corporation	5	214
Kawasaki Heavy Industries, Ltd. (c)	2	106
Kawasaki Kisen Kaisha, Ltd. (c)	3	46
KDDI Corporation	33	520
Keyence Corporation	2	782
Kikkoman Corporation (c)	10	89
Kirin Holdings Company, Limited	8	120
Kobe Bussan Co., Ltd.	2	41
Komatsu Ltd.	10	346
Konami Group Corporation	1	130
Kubota Corporation	12	155
KYOCERA Corporation	16	209
Kyowa Kirin Co., Ltd.	3	53
Lasertec Co., Ltd.	1	124

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
LINEYahoo! Corporation	34	109
M3, Inc.	5	86
Makita Corporation	3	87
Marubeni Corporation	19	462
MatsukiyoCocokara & Co.	4	79
McDonald's Holdings Company (Japan), Ltd.	1	38
Meiji Holdings Co., Ltd. (c)	2	48
Minebeamitsumi Inc.	4	68
Mitsubishi Chemical Group Corporation (c)	18	106
Mitsubishi Corporation	43	1,034
Mitsubishi Electric Corporation	23	592
Mitsubishi Estate Co., Ltd. (c)	14	327
Mitsubishi HC Capital Inc. (c)	10	84
Mitsubishi Heavy Industries, Ltd. (c)	37	979
Mitsubishi UFJ Financial Group, Inc.	127	2,052
Mitsui & Co., Ltd.	29	718
Mitsui Fudosan Co., Ltd.	31	336
Mitsui O.S.K. Lines, Ltd. (c)	4	128
Mizuho Bank, Ltd.	3	61
Mizuho Financial Group, Inc.	28	943
MonotaRO Co., Ltd.	3	41
MS&AD Insurance Group Holdings, Inc. (c)	16	354
Murata Manufacturing Co., Ltd.	21	392
Nec Corporation	14	455
NEXON Co., Ltd.	4	92
Nidec Corporation	12	210
Nintendo Co., Ltd.	13	1,115
Nippon Building Fund Inc.	—	98
Nippon Paint Holdings Co., Ltd.	9	63
Nippon Sanso Holdings Corporation	2	82
Nippon Steel Corporation (c)	62	253
Nippon Telegraph and Telephone Corporation	289	303
Nippon Yusen Kabushiki Kaisha	5	154
Nissan Motor Co., Ltd. (a)	24	60
Nissin Food Holdings Co., Ltd. (c)	3	53
Niterra Co., Ltd.	2	73
Nitori Holdings Co., Ltd. (c)	5	87
Nitto Denko Corporation	8	180
Nomura Holdings, Inc.	34	248
Nomura Research Institute, Ltd. (c)	5	177
Obayashi Corporation	7	117
OBIC Co., Ltd.	4	125
Olympus Corporation	13	168
OMRON Corporation (c)	3	69
Ono Pharmaceutical Co., Ltd. (c)	6	73
Oracle Corporation Japan	—	41
Oriental Land Co., Ltd.	12	297
ORIX Corporation	13	337
Osaka Gas Co., Ltd.	5	134
Otsuka Corporation	3	63
Otsuka Holdings Co., Ltd.	5	272
Pan Pacific International Holdings Corporation	28	181
Panasonic Holdings Corporation	25	266
Rakuten Group, Inc. (a)	15	98
Recruit Holdings Co., Ltd.	16	858
Renesas Electronics Corporation	19	221
Resona Holdings, Inc.	24	249
Ricoh Company, Ltd.	5	41
SBI Holdings, Inc.	3	148
SCREEN Holdings Co., Ltd. (c)	1	100
SCSK Corporation	2	51
Secom Co., Ltd. (c)	5	180
Sekisui Chemical Co., Ltd.	4	82
Sekisui House, Ltd.	8	173
Seven & I Holdings Co., Ltd.	25	330
SG Holdings Co., Ltd. (c)	5	48
Shimadzu Corporation	4	91
Shimano Inc.	1	101
Shimizu Corporation	7	91
Shin-Etsu Chemical Co., Ltd.	21	683
Shionogi & Co., Ltd.	10	167
Shiseido Company, Limited	5	87
SMC Corporation	1	184
SoftBank Corp.	316	465
SoftBank Group Corp.	11	1,326
Sompo Holdings, Inc.	11	341
Sony Financial Group Inc.	67	74
Sony Group Corporation	67	1,930
Square Enix Holdings Co., Ltd.	2	52
Subaru Corporation. (c)	7	133
Sumitomo Corporation	13	388
Sumitomo Electric Industries, Ltd.	8	236
Sumitomo Metal Mining Co., Ltd. (c)	3	90
Sumitomo Mitsui Financial Group, Inc.	43	1,206
Sumitomo Mitsui Trust Group, Inc.	8	244
Sumitomo Realty & Development Co., Ltd.	5	217
Suntory Beverage & Food Limited	2	53
Suzuki Motor Corporation	20	293
Sysmex Corporation	6	69
T&D Holdings, Inc.	6	144
Taisei Corporation	2	131
Takeda Pharmaceutical Company Limited (c)	18	516
TDK Corporation	20	292
Terumo Corporation	17	283
The Chiba Bank, Ltd.	7	72
The Kansai Electric Power Company, Incorporated	12	175
TIS Inc.	3	89
Toho Co., Ltd.	1	71
Tokio Marine Holdings, Inc.	22	924
Tokyo Century Corporation	2	29
Tokyo Electric Power Company Holdings, Inc. (a)	19	91
Tokyo Electron Limited	5	899
Tokyo Gas Co., Ltd.	4	142
Tokyu Corporation (c)	7	85
TOPPAN Holdings Inc.	3	82
Toray Industries, Inc.	18	115
Toyo Suisan Kaisha, Ltd.	1	93
Toyota Industries Corporation	2	214
Toyota Motor Corporation	128	2,446
Toyota Tsusho Corporation	8	208
Trend Micro Incorporated	2	82
Unicharm Corporation	14	92
West Japan Railway Company (c)	5	101
Yakult Honsha Co., Ltd. (c)	3	41
Yamaha Motor Co., Ltd.	11	86
Yaskawa Electric Corporation	3	60
Yokogawa Electric Corporation	3	86
Zensho Holdings Co., Ltd.	1	72
ZOZO, Inc.	6	52
		51,722
United Kingdom 3.6%
3i Group PLC	11	597
Admiral Group PLC	2	112
Anglo American PLC	12	443
Associated British Foods PLC	3	82
AstraZeneca PLC	17	2,647
Auto Trader Group PLC	10	104
Aviva PLC	31	290
BAE Systems PLC	33	920
Barclays PLC	158	811
Barratt Redrow PLC	17	89
BP P.L.C.	175	1,001
British American Tobacco P.L.C.	22	1,168
BT Group PLC	71	183
Bunzl Public Limited Company	3	102
Centrica PLC	61	138
Coca-Cola Europacific Partners PLC	2	219
Compass Group PLC	19	662
Convatec Group PLC (d)	21	64
Croda International Public Limited Company	1	35
CVC Capital Partners PLC	8	146
Diageo PLC	25	604
Entain PLC	7	88
Experian PLC	10	520
Fiat Chrysler Automobiles N.V.	22	208
GSK PLC	45	965
Haleon PLC	102	455
Halma Public Limited Company	4	199
Hikma Pharmaceuticals Public Limited Company	1	32

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Hiscox Ltd.	3	56
Howden Joinery Group PLC	5	58
HSBC Holdings PLC	195	2,754
ICG PLC	3	86
Imperial Brands PLC	9	389
Informa PLC	12	154
InterContinental Hotels Group PLC	2	197
International Consolidated Airlines Group S.A.	42	217
Intertek Group PLC	2	114
J Sainsbury PLC	15	68
JD Sports Fashion PLC	34	43
Kingfisher PLC	19	80
Land Securities Group PLC	9	69
Legal & General Group PLC	63	202
Lloyds Banking Group PLC	672	760
London Stock Exchange Group PLC	5	627
M&G PLC	24	82
Melrose Industries PLC	11	91
Mondi PLC	6	80
National Grid PLC	57	814
NatWest Group PLC	87	609
Next PLC	1	212
NMC Health PLC (e)	1	—
Pearson PLC	7	106
Pentair Public Limited Company	2	214
Persimmon Public Limited Company	3	44
Phoenix Group Holdings PLC	8	67
Prudential Public Limited Company	28	390
Reckitt Benckiser Group PLC	7	574
Relx PLC	21	981
Rentokil Initial PLC	30	150
Rightmove PLC	8	75
Rio Tinto PLC	12	775
Rolls-Royce Holdings PLC	93	1,493
Schroders PLC	10	51
SEGRO Public Limited Company	14	120
Severn Trent PLC	3	100
Shell PLC - Class A	65	2,342
Smith & Nephew PLC	10	177
Smiths Group PLC	4	129
Spirax Group PLC	1	65
SSE PLC	13	294
Standard Chartered PLC	21	409
Taylor Wimpey PLC	35	49
Tesco PLC	74	445
The Berkeley Group Holdings PLC	1	64
The Sage Group PLC.	11	170
Unilever PLC	28	1,626
United Utilities PLC	7	112
Vodafone Group Public Limited Company	226	263
Weir Group PLC(The)	3	122
Whitbread PLC	2	88
Wise PLC - Class A (a)	7	96
WPP 2012 Limited	13	64
		32,301
Canada 3.1%
Agnico Eagle Mines Limited	6	963
Alimentation Couche-Tard Inc.	8	425
AltaGas Ltd. (c)	3	86
ARC Resources Ltd.	7	134
Bank of Montreal	8	1,070
Bank of Nova Scotia, The	14	901
Banque Nationale Du Canada (c)	4	462
Barrick Mining Corporation	19	628
BCE Inc. (c)	2	55
Brookfield Corporation - Class A	14	956
CAE Inc. (a)	4	118
Cameco Corporation (c)	5	400
Canadian Imperial Bank of Commerce (c)	11	855
Canadian National Railway Company	6	568
Canadian Natural Resources Limited (c)	23	739
Canadian Pacific Kansas City Limited	11	786
Canadian Tire Corporation, Limited - Class A	1	62
CCL Industries Inc. - Class B	1	79
Cenovus Energy Inc.	15	256
CGI Inc. - Class A	2	189
Constellation Software Inc.	—	633
Dollarama Inc.	3	418
Emera Incorporated (d)	3	155
Enbridge Inc.	25	1,236
Fairfax Financial Holdings Limited	—	380
FirstService Corporation	1	96
Fortis Inc.	6	284
Franco-Nevada Corporation	2	452
George Weston Limited	2	114
GFL Environmental Inc.	3	130
Great-West Lifeco Inc.	3	139
Groupe WSP Global Inc. (c)	1	287
Hydro One Limited	4	127
iA Societe Financiere Inc.	1	106
IGM Financial Inc.	1	35
Imperial Oil Limited	2	147
Intact Financial Corporation	2	399
Keyera Corp. (d)	3	87
Kinross Gold Corporation	13	326
Les Vetements de Sport Gildan Inc. - Class A	2	111
Loblaw Companies Limited	6	240
Lululemon Athletica Inc. (a)	1	202
Lundin Mining Corporation	7	101
Magna International Inc.	3	120
Manulife Financial Corporation	19	605
Metro Inc. - Class A	3	177
Nutrien Ltd. (c)	6	328
Open Text Corporation (c)	3	98
Pembina Pipeline Corporation	6	250
Power Corporation of Canada (c)	6	251
Quebecor Inc. - Class B	1	43
RB Global, Inc.	2	220
Restaurant Brands International Limited Partnership	3	224
Rogers Communications Inc. - Class B (c)	5	157
Royal Bank of Canada	16	2,337
Saputo Inc.	3	74
Shopify Inc. - Class A (a)	14	2,019
Stantec Inc.	1	126
Sun Life Financial Inc.	7	391
Suncor Energy Inc.	13	563
TC Energy Corporation (c)	12	638
Teck Resources Limited - Class B	5	219
TELUS Corporation	6	90
TFI International Inc. (c)	1	87
Thomson Reuters Corporation	2	248
TMX Group Limited	3	117
Toronto-Dominion Bank, The	19	1,542
Tourmaline Oil Corp (c)	4	169
Wheaton Precious Metals Corp.	5	572
		27,602
France 2.5%
Aeroports de Paris	—	56
Airbus SE	7	1,537
Amundi (d)	1	65
AXA	19	910
Biomerieux S.A.	1	78
BNP Paribas	12	1,056
Bollore SE	7	42
Bouygues	2	97
Bureau Veritas	4	123
Capgemini	2	294
Compagnie de Saint-Gobain	5	557
Compagnie Generale des Etablissements Michelin	7	265
Credit Agricole S.A.	12	229
Danone	7	611
Dassault Aviation	—	68
Dassault Systemes	7	245
Engie	19	409
EssilorLuxottica	4	1,138
Hermes International	—	922
Kering	1	253
L'Air Liquide, societe anonyme pour l'Etude et l'Exploitation des procedes Georges Claude	6	1,341

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Legrand	3	481
L'Oreal	3	1,180
LVMH Moet Hennessy Louis Vuitton	3	1,748
Orange	22	350
Pernod Ricard	2	223
Publicis Groupe S.A.	2	237
Safran	4	1,380
Sanofi	12	1,175
Sartorius Stedim Biotech	—	60
Schneider Electric SE	6	1,703
Societe Generale	8	503
Thales	1	332
TotalEnergies SE	22	1,359
Veolia Environnement	7	238
VINCI	6	767
		22,032
Germany 2.2%
Adidas AG - Class N	2	413
Allianz SE	4	1,809
BASF SE - Class N	10	507
Bayer Aktiengesellschaft - Class N	10	330
Bayerische Motoren Werke Aktiengesellschaft	3	311
Beiersdorf Aktiengesellschaft	1	104
BioNTech SE - ADR (a)	1	106
COMMERZBANK Aktiengesellschaft	10	366
Continental Aktiengesellschaft	1	71
Daimler Truck Holding AG	5	220
Deutsche Bank Aktiengesellschaft - Class N	20	713
Deutsche Borse Aktiengesellschaft - Class N	2	555
Deutsche Post AG - Class N	11	471
Deutsche Telekom AG - Class N	37	1,276
E.ON SE - Class N	25	468
Elia Group	—	50
Fresenius SE & Co. KGaA	5	272
Hannover Ruck SE - Class N	1	191
Heidelberg Materials AG	1	335
Henkel AG & Co. KGaA	1	90
Infineon Technologies AG - Class N	14	552
Mercedes-Benz Group AG - Class N	8	501
MERCK Kommanditgesellschaft auf Aktien	1	192
MTU Aero Engines AG - Class N	1	253
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft in Munchen - Class N	1	931
Rheinmetall Aktiengesellschaft	1	1,173
RWE Aktiengesellschaft	7	328
SAP SE	11	3,073
Siemens Aktiengesellschaft - Class N	8	2,233
Siemens Energy AG (a)	8	895
Siemens Healthineers AG (d)	3	153
Symrise AG	2	130
Talanx Aktiengesellschaft	1	91
Vonovia SE	9	274
		19,437
Switzerland 1.9%
ABB Ltd - Class N	18	1,276
Alcon AG	6	413
Amrize AG (a)	5	264
Chocoladefabriken Lindt & Sprungli AG - Class N	—	150
Coca-Cola HBC AG	2	100
Compagnie Financiere Richemont S.A.	6	1,140
EMS-Chemie Holding AG	—	65
Galderma Group AG	1	251
Geberit AG - Class N	—	280
Givaudan S.A. - Class N	—	379
Glencore PLC	108	498
Holcim AG	6	468
Julius Bar Gruppe AG - Class N	2	158
Kuhne & Nagel International AG	1	109
Lonza Group AG	1	527
Nestle S.A. - Class N	29	2,639
Novartis AG - Class N	21	2,663
Partners Group Holding AG	—	321
Roche Holding AG	—	117
Sandoz Group AG	4	266
Schindler Holding AG - Class N	—	75
SGS S.A.	2	185
Sika AG	2	412
Sonova Holding AG	1	140
Straumann Holding AG - Class N	1	117
Swiss Life Holding AG - Class N	—	355
Swiss Re AG	3	616
Swisscom AG - Class N	—	209
UBS Group AG	32	1,308
Zurich Insurance Group AG - Class N	2	1,119
		16,620
Australia 1.7%
Amcor Pty Ltd	24	198
ANZ Group Holdings Limited	34	743
Aristocrat Leisure Limited	7	341
ASX Limited	2	92
Atlas Arteria Limited	10	33
Atlassian Corporation - Class A (a)	2	302
Australian Pipeline Trust	14	84
BHP Group Limited	54	1,505
BlueScope Steel Limited	4	67
Brambles Limited	15	251
Cochlear Limited	1	134
Coles Group Limited	15	239
Commonwealth Bank of Australia	19	2,077
Computershare Limited	6	136
CSL Limited	5	706
DEXUS Funds Management Limited	15	72
Fortescue Ltd	18	221
Goodman Funding Pty Ltd	21	463
GPT Management Holdings Limited	25	90
Insurance Australia Group Limited	25	138
Macquarie Group Limited	4	582
Medibank Private Limited	34	109
Mirvac Limited	47	71
National Australia Bank Limited	34	1,007
Northern Star Resources Ltd	16	246
Orica Limited	5	77
Origin Energy Limited	20	164
Pro Medicus Limited	1	112
Qantas Airways Limited	7	49
QBE Insurance Group Limited	16	224
Ramsay Health Care Limited	3	53
REA Group Ltd	—	69
Reece Limited	4	31
Rio Tinto Limited	4	356
Santos Limited	35	155
Scentre Group Limited	60	162
SEEK Limited	4	84
SGH Limited (c)	3	88
Sigma Healthcare Ltd (c)	67	133
Sonic Healthcare Limited	4	54
South32 Limited	58	105
Stockland Corporation Ltd	24	98
Suncorp Group Limited	11	153
Telstra Corporation Limited	41	132
The Lottery Corporation Limited	23	89
TPG Corporation Limited	7	22
Transurban Holdings Limited	34	308
Vicinity Centres RE Ltd	50	83
Wesfarmers Limited	13	781
Westpac Banking Corporation	38	987
Whsp Holdings Ltd	3	80
WiseTech Global Limited	2	126
Woodside Energy Group Ltd	21	319
Woolworths Group Limited	14	240
		15,241
Netherlands 1.1%
Adyen N.V. (a) (d)	—	526
Akzo Nobel N.V.	2	119
ASM International N.V.	—	296
ASML Holding N.V.	4	4,293
DSM-Firmenich AG	3	232
Exor Nederland N.V.	1	104

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
HAL Trust	—	60
Heineken Holding N.V.	2	107
Heineken N.V.	3	257
ING Groep N.V.	34	876
JDE Peet's N.V.	2	66
Koninklijke Ahold Delhaize N.V.	10	409
Koninklijke KPN N.V.	46	223
Koninklijke Philips N.V.	9	238
NN Group N.V.	3	214
NXP Semiconductors N.V.	3	611
Prosus N.V. - Class N	15	1,042
STMicroelectronics N.V.	7	209
Wolters Kluwer N.V. - Class C	3	347
		10,229
Spain 0.8%
ACS, Actividades de Construccion y Servicios, S.A.	2	197
AENA, S.M.E., S.A.	8	214
Amadeus IT Holding, S.A. (d)	5	388
Banco Bilbao Vizcaya Argentaria, S.A.	64	1,235
Banco Santander, S.A.	168	1,755
CaixaBank, S.A.	41	427
Cellnex Telecom, S.A. (d)	7	233
Endesa, S.A.	4	112
Ferrovial SE	5	292
Iberdrola, Sociedad Anonima	69	1,307
Industria de Diseno Textil, S.A.	12	690
Naturgy Energy Group S.A.	1	39
Redeia Corporacion S.A.	4	78
Repsol S.A.	11	203
Telefonica, S.A. (c)	50	259
		7,429
Sweden 0.8%
AB Sagax - Class B	2	45
Aktiebolaget Industrivarden - Class A	1	51
Aktiebolaget Industrivarden - Class C	2	65
Aktiebolaget SKF - Class B	3	83
Aktiebolaget Volvo - Class A	2	53
Aktiebolaget Volvo - Class B	17	497
Alfa Laval AB	3	156
ASSA ABLOY AB - Class B	12	410
Atlas Copco Aktiebolag - Class A	29	485
Atlas Copco Aktiebolag - Class B	17	249
Axfood AB	1	42
Boliden AB (a)	3	121
Castellum Aktiebolag (c)	3	37
Epiroc Aktiebolag - Class A	7	151
Epiroc Aktiebolag - Class B	5	97
EQT AB (d)	8	288
Essity Aktiebolag (publ) - Class B	6	163
Evolution AB (publ) (d)	2	174
Fastighets AB Balder - Class B (a)	9	61
G&L Beijer Ref AB - Class B (c)	4	61
H & M Hennes & Mauritz AB - Class B (c)	4	80
Hexagon Aktiebolag - Class B	23	271
Holmen Aktiebolag - Class B	1	21
Indutrade Aktiebolag	3	74
Investmentaktiebolaget Latour - Class B	2	42
Investor Aktiebolag - Class A	7	210
Investor Aktiebolag - Class B	20	627
L E Lundbergforetagen Aktiebolag (publ) - Series B	1	52
Lifco AB (Publ) - Class B	3	87
NIBE Industrier AB - Class B	17	66
Nordnet AB	2	53
SAAB Aktiebolag - Class B (c)	4	256
Sandvik Aktiebolag	11	309
Securitas AB - Class B	7	99
Skandinaviska Enskilda Banken AB - Class A	15	303
Skanska AB - Class B	4	95
SSAB AB - Class A	—	2
SSAB AB - Class B	8	49
Svenska Cellulosa Aktiebolaget SCA - Class B	5	61
Svenska Handelsbanken AB - Class A	17	215
Swedbank AB - Class A	11	341
Swedish Orphan Biovitrum AB (Publ) (a)	2	65
Tele2 AB - Class B	6	109
Telefonaktiebolaget LM Ericsson - Class B	27	226
Telia Company AB	23	88
Trelleborg AB - Class B	3	96
		7,186
Italy 0.8%
A2a S.P.A.	20	53
Assicurazioni Generali Societa' Per Azioni	10	405
Banca Mediolanum SpA	2	36
Banco BPM Societa' Per Azioni	14	215
Buzzi S.p.A.	1	43
Davide Campari-Milano N.V. (c)	7	43
DiaSorin S.p.A.	—	27
ENEL - SPA	88	833
Eni S.P.A.	21	369
Ferrari N.V.	1	660
Finecobank Banca Fineco S.P.A.	7	145
Hera S.p.A.	10	46
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A. (d)	4	50
Intesa Sanpaolo S.p.A.	176	1,167
Leonardo S.p.A.	5	307
Mediobanca Banca di Credito Finanziario Societa' Per Azioni	6	125
Moncler S.p.A.	2	146
Nexi S.p.A. (c)	7	38
Pirelli & C. S.p.A. (d)	1	5
Poste Italiane - Societa' Per Azioni (d)	4	105
Prysmian S.p.A.	3	326
Recordati Industria Chimica E Farmaceutica S.P.A. In Breve Recordati S.P.A.	1	62
Snam S.p.A.	26	159
Telecom Italia S.p.A.	126	66
Terna - Rete Elettrica Nazionale Societa Per Azioni	15	148
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A.	17	1,329
		6,908
Denmark 0.4%
A.P. Moller - Maersk A/S - Class A	—	53
A.P. Moller - Maersk A/S - Class B (c)	—	83
Carlsberg A/S - Class B	1	130
Coloplast A/S - Class B	2	151
Danske Bank A/S	7	309
DSV A/S	2	420
Genmab A/S (a)	1	204
Novo Nordisk A/S - Class B	36	1,962
Novozymes A/S - Class B (c)	4	229
Orsted A/S (a) (c) (d)	1	25
Pandora A/S	1	119
Tryg A/S	3	87
Vestas Wind Systems A/S	12	232
		4,004
Hong Kong 0.4%
AIA Group Limited	120	1,145
Budweiser Brewing Company APAC Limited (c) (d)	24	25
CK Asset Holdings Limited	20	97
CK Hutchison Holdings Limited	31	201
CK Infrastructure Holdings Limited	8	49
CLP Holdings Limited	19	153
Hang Seng Bank, Limited	8	119
Henderson Land Development Company Limited	17	61
HKT Trust	32	47
Hong Kong And China Gas Company Limited -The-	103	89
Hong Kong Exchanges and Clearing Limited	13	765
Jardine Matheson Holdings Limited	2	119
Link Real Estate Investment Trust	25	127
MTR Corporation Limited (c)	21	71
Power Assets Holdings Limited	14	89
Sino Land Company Limited	22	27
Sun Hung Kai Properties Limited	19	227
Swire Pacific Limited - Class A	4	35
Swire Properties Limited	15	43
Techtronic Industries Company Limited	16	198
WH Group Limited (d)	99	107

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Wharf (Holdings) Limited, The	8	23
Wharf Real Estate Investment Company Limited	21	62
		3,879
Singapore 0.3%
Capitaland Ascendas REIT	43	94
Capitaland Group Pte. Ltd.	51	91
Capitaland Investment Limited	15	32
DBS Group Holdings Ltd	23	911
Genting Singapore Limited	78	44
Jardine Cycle & Carriage Limited (c)	—	2
Keppel Ltd.	17	118
Mapletree Commercial Trust Treasury Company Pte. Ltd. (c) (d)	25	28
Oversea-Chinese Banking Corporation Limited	37	472
Singapore Airlines Limited (c)	17	83
Singapore Exchange Limited	8	99
Singapore Technologies Engineering Ltd	20	132
Singapore Telecommunications Limited	92	295
United Overseas Bank Limited	15	397
Wilmar International Limited	27	59
		2,857
Finland 0.3%
Elisa Oyj	2	97
Fortum Oyj	5	104
Kesko Oyj - Class A	1	26
Kesko Oyj - Class B	2	46
Kone Corporation - Class B	4	280
Metso Oyj (c)	9	118
Neste Oyj	4	79
Nokia Oyj	60	288
Nordea Bank Abp	34	560
Orion Oyj - Class B	1	99
Sampo Oyj - Class A	29	328
Stora Enso Oyj - Class R (c)	6	61
UPM-Kymmene Oyj	6	158
Wartsila Oyj Abp	6	173
		2,417
Belgium 0.3%
Ackermans	—	74
Ageas SA/NV	2	133
Anheuser-Busch InBev	11	635
Argenx SE (a)	1	488
Colruyt Group	—	11
D'Ieteren Group	—	49
Groep Brussel Lambert	1	90
KBC Groep	3	346
Lotus Bakeries	—	38
Sofina (c)	—	54
Syensqo	1	64
UCB	1	365
Warehouses De Pauw	2	45
		2,392
Ireland 0.2%
CRH Public Limited Company	8	919
DCC Public Limited Company (c)	1	82
Kerry Group Public Limited Company - Class A	2	138
Kingspan Group Public Limited Company	2	160
Smurfit Westrock Public Limited Company	6	252
		1,551
Israel 0.2%
Azrieli Group Ltd.	—	47
Bank Hapoalim B.M.	15	301
Bank Leumi Le-Israel B.M.	17	333
Elbit Systems Ltd.	—	137
ICL Group Ltd	10	62
Israel Discount Bank Limited	14	135
Mizrahi Tefahot Bank Ltd	1	78
Nice Ltd (a)	1	107
Teva Pharmaceutical Industries Ltd (a)	13	266
		1,466
Norway 0.2%
Aker BP ASA	3	69
DNB Bank ASA	9	248
Equinor ASA	8	199
Gjensidige Forsikring ASA	2	52
Kongsberg Gruppen ASA	5	164
Mowi ASA	5	105
Norsk Hydro ASA	17	117
Orkla ASA	8	79
SalMar ASA	1	37
Storebrand ASA	4	66
Telenor ASA	6	107
Var Energi ASA	8	26
Vend Marketplaces ASA - Class A	1	51
Vend Marketplaces ASA - Class B	—	12
Yara International ASA	2	74
		1,406
Argentina 0.1%
MercadoLibre, Inc. (a)	1	1,220
Poland 0.1%
Allegro.eu (a) (d)	8	78
Bank Polska Kasa Opieki - Spolka Akcyjna	2	107
Dino Polska Spolka Akcyjna (a) (d)	6	70
ING Bank Slaski Spolka Akcyjna	—	35
KGHM Polska Miedz Spolka Akcyjna (a)	2	67
LPP Spolka Akcyjna	—	63
Orlen S.A.	6	139
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna	9	179
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	7	103
Santander Bank Polska Spolka Akcyjna	—	53
		894
Austria 0.1%
Andritz AG	—	32
BAWAG Group AG (d)	1	118
Erste Group Bank AG	3	324
OMV Aktiengesellschaft	2	98
Raiffeisen Bank International AG	2	58
Telekom Austria Aktiengesellschaft (c)	2	19
Verbund AG	1	57
		706
South Korea 0.1%
Coupang, Inc. - Class A (a)	14	455
Portugal 0.0%
EDP Renovaveis, S.A.	3	43
EDP, S.A.	32	151
Galp Energia, SGPS, S.A. - Class B	5	98
Jeronimo Martins, SGPS, S.A.	3	84
		376
New Zealand 0.0%
Auckland International Airport Limited	17	77
Fisher & Paykel Healthcare Corporation Limited	7	144
Meridian Energy Limited	18	57
		278
Luxembourg 0.0%
ArcelorMittal	5	179
Tenaris S.A.	5	82
		261
Macau 0.0%
Galaxy Entertainment Group Limited	27	149
Sands China Ltd.	30	85
		234
Jersey 0.0%
Aptiv PLC (a)	2	206
China 0.0%
WuXi Biologics (Cayman) Inc. (a) (d)	38	200
Mexico 0.0%
Fresnillo PLC	2	65
Southern Copper Corporation	1	116
		181
Zambia 0.0%
First Quantum Minerals Ltd (a)	7	164

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Chile 0.0%
Antofagasta PLC	4	137
Democratic Republic of the Congo 0.0%
Ivanhoe Mines Ltd - Class A (a) (c)	8	87
Russian Federation 0.0%
Evraz PLC (a) (d) (e)	3	—
Total Common Stocks (cost $576,135)		886,346
PREFERRED STOCKS 0.4%
Switzerland 0.3%
Chocoladefabriken Lindt & Sprungli AG	—	168
Roche Holding AG	8	2,549
Schindler Holding AG	—	172
		2,889
Germany 0.1%
Bayerische Motoren Werke Aktiengesellschaft	1	62
Dr. Ing. h.c. F. Porsche Aktiengesellschaft	1	65
Henkel AG & Co. KGaA (f)	2	131
Sartorius Aktiengesellschaft	—	74
Volkswagen Aktiengesellschaft (f)	2	259
		591
Italy 0.0%
Telecom Italia S.p.A.	51	30
Total Preferred Stocks (cost $2,938)		3,510
RIGHTS 0.0%
Denmark 0.0%
Orsted A/S (a) (c)	22	22
Total Rights (cost $30)		22
WARRANTS 0.0%
Canada 0.0%
Constellation Software Inc. (a) (e)	—	—
Total Warrants (cost $0)		—
SHORT TERM INVESTMENTS 0.9%
Investment Companies 0.5%
JNL Government Money Market Fund - Class I, 4.04% (b) (g)	4,701	4,701
Securities Lending Collateral 0.4%
JNL Government Money Market Fund - Class SL, 4.14% (b) (g)	3,942	3,942
Total Short Term Investments (cost $8,643)		8,643
Total Investments 100.1% (cost $587,746)		898,521
Other Derivative Instruments 0.0%		19
Other Assets and Liabilities, Net (0.1)%		(1,109)
Total Net Assets 100.0%		897,431

(a) Non-income producing security.

(b) Investment in affiliate.

(c) All or a portion of the security was on loan as of September 30, 2025.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(f) Convertible security.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL/Mellon World Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Bank of New York Mellon Corporation, The	369	314	92	8	37	220	848	0.1
JNL Government Money Market Fund, 4.04% - Class I	2,415	71,916	69,630	136	—	—	4,701	0.5
JNL Government Money Market Fund, 4.14% - Class SL	872	12,419	9,349	18	—	—	3,942	0.5
	3,656	84,649	79,071	162	37	220	9,491	1.1

JNL/Mellon World Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen N.V.	05/29/20	597	526	0.1
Allegro.eu	06/18/21	87	78	—
Amadeus IT Holding, S.A.	09/22/17	353	388	0.1
Amundi	11/30/17	68	65	—
BAWAG Group AG	04/23/21	68	118	—
Budweiser Brewing Company APAC Limited	10/15/19	60	25	—
Cellnex Telecom, S.A.	05/28/19	281	233	—
Convatec Group PLC	04/23/21	64	64	—
Dino Polska Spolka Akcyjna	06/18/21	60	70	—
Emera Incorporated	09/22/17	138	155	—
EQT AB	05/29/20	229	288	0.1
Evolution AB (publ)	05/29/20	174	174	—
Evraz PLC	05/28/19	25	—	—
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A.	05/29/20	47	50	—
Keyera Corp.	09/22/17	80	87	—
Mapletree Commercial Trust Treasury Company Pte. Ltd.	11/26/19	34	28	—
Orsted A/S	09/25/17	34	25	—
Pirelli & C. S.p.A.	04/23/21	4	5	—
Poste Italiane - Societa' Per Azioni	09/22/17	67	105	—
Siemens Healthineers AG	06/18/21	151	153	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL/Mellon World Index Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
WH Group Limited	09/22/17	85	107	—
WuXi Biologics (Cayman) Inc.	12/17/21	144	200	—
		2,850	2,944	0.3

JNL/Mellon World Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro STOXX 50 Price Index	10	December 2025	EUR	542	1	15
FTSE 100 Index	2	December 2025	GBP	186	1	3
S&P 500 Index	14	December 2025		4,661	17	56
S&P/ASX 200 Index	1	December 2025	AUD	221	—	—
S&P/TSX 60 Index	1	December 2025	CAD	346	1	6
Topix Index	3	December 2025	JPY	93,451	—	5
					20	85

JNL/Mellon World Index Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	HSB	12/17/25	AUD	7	5	—
CAD/USD	MSC	12/17/25	CAD	202	146	(1)
EUR/USD	HSB	12/17/25	EUR	506	597	—
JPY/USD	CIT	12/17/25	JPY	25,004	170	—
USD/GBP	CIT	12/17/25	GBP	(27)	(37)	—
					881	(1)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon World Index Fund
Assets - Securities
Common Stocks	676,429	209,917	—	886,346
Preferred Stocks	—	3,510	—	3,510
Rights	—	22	—	22
Warrants	—	—	—	—
Short Term Investments	8,643	—	—	8,643
	685,072	213,449	—	898,521
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	85	—	—	85
Open Forward Foreign Currency Contracts	—	—	—	—
	85	—	—	85
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(1)	—	(1)
	—	(1)	—	(1)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL/MFS Mid Cap Value Fund
COMMON STOCKS 97.7%
Financials 18.6%
American International Group, Inc.	194	15,223
Assurant, Inc.	77	16,573
Carlyle Group Inc., The	203	12,747
Columbia Banking System, Inc.	340	8,745
Corebridge Financial, Inc.	459	14,718
East West Bancorp, Inc.	153	16,311
Equitable Holdings, Inc.	178	9,058
Everest Group, Ltd.	35	12,388
Fidelity National Information Services, Inc.	234	15,410
Fifth Third Bancorp	252	11,233
Global Payments Inc.	170	14,148
Hanover Insurance Group Inc, The	85	15,361
Hartford Insurance Group, Inc., The	187	24,969
Lincoln National Corporation	349	14,089
M&T Bank Corporation	83	16,387
Northern Trust Corporation	153	20,531
Prosperity Bancshares, Inc.	128	8,473
Raymond James Financial, Inc.	141	24,260
Regions Financial Corporation	679	17,917
SLM Corporation	378	10,451
Synchrony Financial	147	10,472
TPG Inc. - Class A	176	10,099
Voya Financial, Inc.	197	14,758
Willis Towers Watson Public Limited Company	67	23,191
		357,512
Industrials 18.1%
AGCO Corporation	138	14,801
Alaska Air Group, Inc. (a)	198	9,864
Allegion Public Limited Company	123	21,871
Builders FirstSource, Inc. (a)	72	8,732
Delta Air Lines, Inc.	285	16,159
FedEx Corporation	19	4,486
Ferguson Enterprises Inc.	47	10,660
Flowserve Corporation	177	9,392
GFL Environmental Inc.	321	15,197
Howmet Aerospace Inc.	44	8,538
Hubbell Incorporated	26	11,315
ITT Inc.	78	13,938
J.B. Hunt Transport Services, Inc.	59	7,879
Jacobs Solutions Inc.	119	17,775
KBR, Inc.	263	12,449
Knight-Swift Transportation Holdings Inc. - Class A	34	1,323
L3Harris Technologies, Inc.	58	17,722
Leidos Holdings, Inc.	99	18,643
Nordson Corporation	47	10,721
Nvent Electric Public Limited Company	150	14,823
Otis Worldwide Corporation	143	13,109
PACCAR Inc	108	10,641
Pentair Public Limited Company	160	17,772
Regal Rexnord Corporation	96	13,710
StandardAero, Inc. (a)	138	3,775
Stanley Black & Decker, Inc.	147	10,959
TransUnion	171	14,355
Westinghouse Air Brake Technologies Corporation	94	18,864
		349,473
Consumer Discretionary 9.2%
Aptiv PLC (a)	246	21,241
Aramark	422	16,212
Brightstar Lottery PLC (b)	518	8,943
Brunswick Corporation	214	13,554
Darden Restaurants, Inc.	51	9,689
Group 1 Automotive, Inc.	10	4,556
Hyatt Hotels Corporation - Class A	99	14,014
LKQ Corporation	404	12,326
Mattel, Inc. (a)	460	7,737
Mohawk Industries, Inc. (a)	92	11,829
Newell Brands Inc.	1,078	5,647
PulteGroup, Inc.	162	21,383
Ross Stores, Inc.	106	16,211
Viking Holdings Ltd (a)	220	13,652
		176,994
Health Care 8.8%
Agilent Technologies, Inc.	172	22,113
Avantor, Inc. (a)	624	7,789
Becton, Dickinson and Company	75	14,050
Biogen Inc. (a)	51	7,108
Cencora, Inc.	56	17,375
Cooper Companies, Inc., The (a)	115	7,868
GE HealthCare Technologies Inc.	113	8,493
Humana Inc.	61	15,897
Icon Public Limited Company (a)	53	9,207
Labcorp Holdings Inc.	50	14,296
Organon & Co.	432	4,619
Revvity, Inc.	95	8,293
Steris Public Limited Company	54	13,453
Teleflex Incorporated	51	6,257
Universal Health Services, Inc. - Class B	65	13,296
		170,114
Utilities 7.8%
Alliant Energy Corporation	280	18,869
Atmos Energy Corporation	81	13,810
CenterPoint Energy, Inc.	399	15,498
CMS Energy Corporation	262	19,175
Evergy, Inc.	135	10,277
PG&E Corporation	1,385	20,885
Pinnacle West Capital Corporation	165	14,818
Public Service Enterprise Group Incorporated	247	20,645
Sempra	176	15,799
		149,776
Information Technology 7.6%
CDW Corp.	82	13,067
Check Point Software Technologies Ltd (a)	63	12,956
Cognizant Technology Solutions Corporation - Class A	119	8,010
Corning Incorporated	306	25,113
Entegris, Inc.	125	11,534
Flex Ltd. (a)	419	24,289
NXP Semiconductors N.V.	58	13,293
Pegasystems Inc.	106	6,065
Skyworks Solutions, Inc.	106	8,136
TE Connectivity Public Limited Company	55	12,162
Zebra Technologies Corporation - Class A (a)	41	12,124
		146,749
Real Estate 7.6%
Brixmor Property Group Inc.	577	15,957
Equity Lifestyle Properties, Inc.	236	14,350
Essex Property Trust, Inc.	50	13,352
Extra Space Storage Inc.	123	17,358
Jones Lang LaSalle Incorporated (a)	51	15,244
Mid-America Apartment Communities, Inc.	91	12,746
Rexford Industrial Realty, Inc.	238	9,770
Ventas, Inc.	200	13,966
VICI Properties Inc.	535	17,457
W.P. Carey Inc.	233	15,734
		145,934
Energy 6.5%
Chord Energy Corporation	77	7,649
Diamondback Energy, Inc.	105	14,998
Expand Energy Corporation	170	18,061
Halliburton Company	266	6,533
Permian Resources Corporation - Class A	1,144	14,639
Plains GP Holdings, L.P. - Class A (a)	636	11,597
Targa Resources Corp.	120	20,030
TechnipFMC PLC	331	13,072
Valero Energy Corporation	112	19,100
		125,679
Consumer Staples 6.1%
Albertsons Companies, Inc. - Class A	640	11,203
BJ's Wholesale Club Holdings, Inc. (a)	103	9,598
Brown-Forman Corporation - Class B (b)	204	5,526
Campbell's Company, The	206	6,517
Coca-Cola Europacific Partners PLC	134	12,119

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Hershey Company, The	61	11,480
Ingredion Incorporated	98	11,919
Kenvue Inc.	939	15,234
Sysco Corporation	177	14,561
US Foods Holding Corp. (a)	261	20,004
		118,161
Materials 6.0%
Amcor Pty Ltd	1,255	10,269
Ashland Inc.	191	9,153
Avery Dennison Corporation	70	11,357
DuPont de Nemours, Inc.	220	17,170
Eastman Chemical Company	193	12,146
Graphic Packaging Holding Company	811	15,870
International Flavors & Fragrances Inc.	159	9,778
International Paper Company	249	11,567
James Hardie Industries Public Limited Company (a)	408	7,833
Nucor Corporation	74	10,076
		115,219
Communication Services 1.4%
Electronic Arts Inc.	40	8,152
Nexstar Media Group, Inc. - Class A	39	7,722
Omnicom Group Inc.	135	11,042
		26,916
Total Common Stocks (cost $1,543,030)		1,882,527
PREFERRED STOCKS 0.7%
Industrials 0.7%
Boeing Company, The, 6.00%, 10/15/27 (c)	182	12,645
Total Preferred Stocks (cost $9,088)		12,645
SHORT TERM INVESTMENTS 1.6%
Investment Companies 1.6%
JNL Government Money Market Fund - Class I, 4.04% (d) (e)	30,759	30,759
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 4.14% (d) (e)	170	170
Total Short Term Investments (cost $30,929)		30,929
Total Investments 100.0% (cost $1,583,047)		1,926,101
Other Assets and Liabilities, Net 0.0%		909
Total Net Assets 100.0%		1,927,010

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2025.

(c) Convertible security.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL/MFS Mid Cap Value Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.04% - Class I	26,606	234,397	230,244	705	—	—	30,759	1.6
JNL Government Money Market Fund, 4.14% - Class SL	—	46,056	45,886	43	—	—	170	—
	26,606	280,453	276,130	748	—	—	30,929	1.6

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/MFS Mid Cap Value Fund
Assets - Securities
Common Stocks	1,882,527	—	—	1,882,527
Preferred Stocks	12,645	—	—	12,645
Short Term Investments	30,929	—	—	30,929
	1,926,101	—	—	1,926,101

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL/Morningstar PitchBook Listed Private Equity Index Fund
COMMON STOCKS 94.9%
Financials 86.3%
3i Group PLC	16	866
Alaris Royalty Corp. (a)	—	2
Antin Infrastructure Partners	12	160
Apollo Global Management, Inc.	7	936
Ares Management Corporation - Class A	5	735
Blackstone Inc. - Class A	11	1,855
Blue Owl Capital Inc. - Class A	26	433
Bridgepoint Group PLC (a)	74	306
Brookfield Asset Management Ltd. - Class A	17	942
Carlyle Group Inc., The	10	608
China Merchants China Direct Investments Limited	20	41
Chrysalis Investments Limited (b)	2	2
Compass Diversified Holdings	13	88
Creades AB (publ) - Class A	3	24
CVC Capital Partners PLC	40	698
Deutsche Beteiligungs AG	2	62
DigitalBridge Group, Inc. - Class A	17	198
Dream Incubator Inc. (c)	1	16
EQT AB (a)	16	547
Eurazeo	3	220
Exor Nederland N.V.	1	77
Fairfax India Holdings Corporation (b) (d)	1	23
GCM Grosvenor Inc. - Class A	—	2
Georgia Capital PLC (b)	6	206
Gimv	4	206
Hamilton Lane Incorporated - Class A	2	224
ICG PLC	17	500
Integral Corporation (c)	2	58
Investment AB Oresund	2	26
IP Group PLC	68	49
JAFCO Group Co., Ltd. (c)	11	186
Japan Investment Adviser Co., Ltd.	5	70
Kinnevik AB - Class B (b)	6	52
KKR & Co. Inc. - Class A	14	1,763
Linc AB (b)	2	17
Mivtach Shamir Holdings Ltd	—	3
Molten Ventures PLC (b)	—	2
Mutares SE & Co. KGaA	3	94
ONEX Corporation	4	379
Partners Group Holding AG	—	592
Patria Investments Ltd - Class A (c)	8	113
Polar Capital Holdings PLC	9	61
Ratos AB - Class B	38	150
SBI Holdings, Inc.	10	436
Sofina (c)	—	76
StepStone Group Inc. - Class A	4	293
T. Rowe Price Group, Inc.	7	699
Tamburi Investment Partners S.P.A. In Via Breve T.I.P. S.P.A. Ov Vero Tip S.P.A.	5	50
Tikehau Capital (c)	6	128
TPG Inc. - Class A	6	321
Vinci Partners Investimentos Ltda - Class A	5	49
VNV Global AB (publ) (b)	11	31
Wendel	3	291
		15,966
Industrials 6.5%
Ackermans	1	336
Brookfield Business Partners L.P.	7	241
Investmentaktiebolaget Latour - Class B	11	263
Italmobiliare Societa' Per Azioni O In Forma Abbreviata Italmobiliare Spa (c)	3	91
Storskogen Group AB (publ) - Class B	271	277
		1,208
Health Care 1.2%
MedCap AB (publ) (b)	2	136
Puretech Health PLC (b) (c)	47	84
		220
Communication Services 0.7%
Stagwell, Inc. - Class A (b) (c)	21	120
Information Technology 0.2%
Smaregi Inc. (c)	2	32
Total Common Stocks (cost $16,194)		17,546
INVESTMENT COMPANIES 5.1%
3i Infrastructure PLC	30	146
Abrdn Emerging Markets Equity Income Fund, Inc.	8	50
Augmentum Fintech PLC	2	2
Caledonia Investments PLC	11	58
HBM Healthcare Investments AG	—	3
HgCapital Trust PLC	30	201
ICG Enterprise Trust PLC	6	108
NB Private Equity Partners Limited	5	94
Oakley Capital Investments Limited	13	101
Pantheon International PLC	20	93
Princess Private Equity Holding Limited	6	72
RIT Capital Partners PLC	—	2
Syncona Limited	12	16
Total Investment Companies (cost $850)		946
SHORT TERM INVESTMENTS 0.1%
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 4.14% (e) (f)	20	20
Investment Companies 0.0%
JNL Government Money Market Fund - Class I, 4.04% (e) (f)	1	1
Total Short Term Investments (cost $21)		21
Total Investments 100.1% (cost $17,065)		18,513
Other Assets and Liabilities, Net (0.1)%		(18)
Total Net Assets 100.0%		18,495

(a) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(b) Non-income producing security.

(c) All or a portion of the security was on loan as of September 30, 2025.

(d) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2025, the value and the percentage of net assets of these securities was $23 and 0.1% of the Fund.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL/Morningstar PitchBook Listed Private Equity Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.04% - Class I	—	3,239	3,238	1	—	—	1	—
JNL Government Money Market Fund, 4.14% - Class SL	64	3,232	3,276	4	—	—	20	0.1
	64	6,471	6,514	5	—	—	21	0.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL/Morningstar PitchBook Listed Private Equity Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alaris Royalty Corp.	07/02/25	2	2	—
Bridgepoint Group PLC	05/13/24	274	306	1.6
EQT AB	12/20/24	462	547	3.0
		738	855	4.6
Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Morningstar PitchBook Listed Private Equity Index Fund
Assets - Securities
Common Stocks
Financials	9,663	6,303	—	15,966
Industrials	241	967	—	1,208
Health Care	—	220	—	220
Communication Services	120	—	—	120
Information Technology	—	32	—	32
Investment Companies	946	—	—	946
Short Term Investments	21	—	—	21
	10,991	7,522	—	18,513

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL/Morningstar SMID Moat Focus Index Fund
COMMON STOCKS 99.4%
Industrials 20.5%
Acuity Brands, Inc.	4	1,216
Allegion Public Limited Company	4	652
Allison Systems, Inc.	6	513
Broadridge Financial Solutions, Inc.	2	511
Chart Industries, Inc. (a)	6	1,233
CNH Industrial N.V.	87	947
Copart, Inc. (a)	11	502
Fortive Corporation	7	344
Generac Holdings Inc. (a)	4	663
Huntington Ingalls Industries, Inc.	4	1,234
IDEX Corporation	3	462
L3Harris Technologies, Inc.	2	639
Masco Corporation	15	1,077
Nordson Corporation	5	1,077
Otis Worldwide Corporation	6	569
PACCAR Inc	11	1,086
Sensata Technologies Holding PLC	17	517
SS&C Technologies Holdings, Inc.	12	1,107
TransUnion	12	965
WESCO International, Inc.	5	1,150
		16,464
Consumer Discretionary 19.5%
Airbnb, Inc. - Class A (a)	4	530
Asbury Automotive Group, Inc. (a)	4	1,060
AutoNation, Inc. (a)	3	597
Bath & Body Works, Inc.	19	492
BorgWarner Inc.	16	689
CarMax, Inc. (a)	8	340
Carnival Corporation (a)	39	1,115
DK Crown Holdings Inc. - Class A (a)	26	975
ETSY, Inc. (a)	17	1,118
Expedia Group, Inc.	5	1,153
Flutter Entertainment Public Limited Company (a)	4	990
Gentex Corporation	19	536
Hasbro, Inc.	15	1,102
Las Vegas Sands Corp.	12	663
Lithia Motors, Inc. - Class A	3	1,012
Lululemon Athletica Inc. (a)	2	354
Mattel, Inc. (a)	57	958
Norwegian Cruise Line Holdings Ltd. (a)	50	1,225
Wynn Resorts, Limited	6	771
		15,680
Information Technology 14.2%
Akamai Technologies, Inc. (a)	7	497
Atlassian Corporation - Class A (a)	6	886
Cognizant Technology Solutions Corporation - Class A	14	946
Dynatrace, Inc. (a)	20	990
Elastic N.V. (a)	6	498
EPAM Systems, Inc. (a)	3	499
HubSpot, Inc. (a)	1	510
Littelfuse, Inc.	2	534
Marvell Technology, Inc.	7	603
Monolithic Power Systems, Inc.	1	675
NXP Semiconductors N.V. (a)	2	549
Tyler Technologies, Inc. (a)	1	503
Vontier Corporation	27	1,121
Workday, Inc. - Class A (a)	4	1,054
Zebra Technologies Corporation - Class A (a)	2	515
Zoom Communications, Inc. - Class A (a)	13	1,049
		11,429
Health Care 12.3%
Agilent Technologies, Inc.	9	1,115
Baxter International Inc.	17	385
Edwards Lifesciences Corporation (a)	14	1,058
GE HealthCare Technologies Inc.	14	1,046
Humana Inc.	2	456
Ionis Pharmaceuticals, Inc. (a)	23	1,505
Labcorp Holdings Inc.	2	583
ResMed Inc.	4	1,091
Revvity, Inc.	6	488
Royalty Pharma PLC - Class A	31	1,085
Veeva Systems Inc. - Class A (a)	2	573
Zimmer Biomet Holdings, Inc.	5	511
		9,896
Financials 7.8%
Block, Inc. - Class A (a)	8	561
Carlyle Group Inc., The (b)	11	691
FactSet Research Systems Inc.	1	416
Fidelity National Information Services, Inc.	8	520
Jack Henry & Associates, Inc.	6	925
LPL Financial Holdings Inc.	2	532
MarketAxess Holdings Inc.	2	403
T. Rowe Price Group, Inc.	10	1,074
Truist Financial Corporation	13	590
U.S. Bancorp	12	558
		6,270
Materials 7.4%
Albemarle Corporation	7	537
Amcor Pty Ltd	57	465
AptarGroup, Inc.	4	525
CF Industries Holdings, Inc.	6	577
Corteva, Inc.	7	502
Crown Holdings, Inc.	11	1,054
DuPont de Nemours, Inc.	15	1,132
Sealed Air Corporation	32	1,131
		5,923
Consumer Staples 5.7%
Clorox Company, The	4	505
Estee Lauder Companies Inc., The - Class A	6	539
General Mills, Inc.	10	478
Hershey Company, The	6	1,114
Kenvue Inc.	54	876
Kimberly-Clark Corporation	4	485
Lamb Weston Holdings, Inc.	9	548
		4,545
Utilities 4.3%
Essential Utilities, Inc.	28	1,123
Evergy, Inc.	8	590
FirstEnergy Corp.	13	597
Portland General Electric Company	26	1,135
		3,445
Communication Services 3.2%
Former Charter Communications Parent, Inc. - Class A (a)	1	356
Pinterest, Inc. - Class A (a)	14	461
The Interpublic Group of Companies, Inc.	20	559
Warner Music Group Corp. - Class A	35	1,200
		2,576
Real Estate 2.6%
Crown Castle Inc.	11	1,074
SBA Communications Corporation - Class A	5	1,008
		2,082
Energy 1.9%
ONEOK, Inc.	14	1,028
Schlumberger Limited	15	522
		1,550
Total Common Stocks (cost $75,592)		79,860
INVESTMENT COMPANIES 0.3%
iShares Core S&P Mid-Cap ETF	4	265
Total Investment Companies (cost $267)		265
SHORT TERM INVESTMENTS 0.2%
Investment Companies 0.2%
JNL Government Money Market Fund - Class I, 4.04% (c) (d)	167	167
Total Short Term Investments (cost $167)		167
Total Investments 99.9% (cost $76,026)		80,292
Other Assets and Liabilities, Net 0.1%		67
Total Net Assets 100.0%		80,359

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2025.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL/Morningstar SMID Moat Focus Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.04% - Class I	510	13,591	13,934	12	—	—	167	0.2
JNL Government Money Market Fund, 4.14% - Class SL	—	5,039	5,039	2	—	—	—	—
	510	18,630	18,973	14	—	—	167	0.2

JNL/Morningstar SMID Moat Focus Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 Index	1	December 2025	331	—	(2)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Morningstar SMID Moat Focus Index Fund
Assets - Securities
Common Stocks	79,860	—	—	79,860
Investment Companies	265	—	—	265
Short Term Investments	167	—	—	167
	80,292	—	—	80,292
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(2)	—	—	(2)
	(2)	—	—	(2)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL/Morningstar U.S. Sustainability Index Fund
COMMON STOCKS 99.8%
Information Technology 31.4%
Accenture Public Limited Company - Class A	11	2,673
Adobe Inc. (a)	7	2,607
Advanced Micro Devices, Inc. (a)	28	4,575
Akamai Technologies, Inc. (a)	3	190
Applied Materials, Inc.	14	2,874
Cadence Design Systems, Inc. (a)	5	1,673
CDW Corp.	2	372
Cisco Systems, Inc.	69	4,731
Flex Ltd. (a)	6	373
Hewlett Packard Enterprise Company	23	572
HP, Inc.	16	442
International Business Machines Corporation	16	4,602
Jabil Inc.	2	384
Keysight Technologies, Inc. (a)	3	521
Lam Research Corporation	22	2,958
Microsoft Corporation	81	41,847
Motorola Solutions, Inc.	3	1,338
NVIDIA Corporation	253	47,227
Oracle Corporation	29	8,011
Palo Alto Networks, Inc. (a)	12	2,373
Qualcomm Incorporated	19	3,143
Salesforce, Inc.	10	2,301
Seagate Technology Holdings Public Limited Company	4	840
Synopsys, Inc. (a)	3	1,581
TE Connectivity Public Limited Company	5	1,139
Trimble Inc. (a)	4	345
Western Digital Corporation	6	719
Zebra Technologies Corporation - Class A (a)	1	264
		140,675
Financials 16.6%
AFLAC Incorporated	9	951
Allstate Corporation, The	5	993
American Express Company	10	3,160
Ameriprise Financial, Inc.	2	811
AON Public Limited Company - Class A	4	1,342
Arch Capital Group Ltd.	6	587
Ares Management Corporation - Class A	4	564
Arthur J. Gallagher & Co.	4	1,380
Bank of America Corporation	75	3,869
Bank of New York Mellon Corporation, The (b)	12	1,294
BlackRock, Inc.	2	2,837
Brown & Brown, Inc.	5	467
Capital One Financial Corporation	11	2,377
Carlyle Group Inc., The	4	239
Citigroup Inc.	32	3,269
CME Group Inc. - Class A	6	1,688
Equitable Holdings, Inc.	5	271
Everest Group, Ltd.	1	265
FactSet Research Systems Inc.	1	194
Fifth Third Bancorp	12	512
Global Payments Inc.	4	359
Hartford Insurance Group, Inc., The	5	669
Huntington Bancshares Incorporated	25	432
Intercontinental Exchange, Inc.	10	1,687
KeyCorp	16	305
KKR & Co. Inc. - Class A	12	1,514
LPL Financial Holdings Inc.	1	460
Marsh & Mclennan Companies, Inc.	9	1,740
MasterCard Incorporated - Class A	14	8,189
MetLife, Inc.	10	812
Moody's Corporation	3	1,295
Morgan Stanley	22	3,421
MSCI Inc. - Class A	1	739
Nasdaq, Inc.	7	594
PayPal Holdings, Inc. (a)	17	1,121
Principal Financial Group, Inc.	4	318
Progressive Corporation, The	10	2,513
Prudential Financial, Inc.	6	641
Regions Financial Corporation	15	401
Reinsurance Group of America, Incorporated	1	218
RenaissanceRe Holdings Ltd	1	207
S&P Global Inc.	5	2,614
SoFi Technologies, Inc. (a)	20	531
State Street Corporation	5	593
Synchrony Financial	7	465
T. Rowe Price Group, Inc.	4	391
The PNC Financial Services Group, Inc.	7	1,383
Tradeweb Markets Inc. - Class A	2	226
Travelers Companies, Inc., The	4	1,098
Truist Financial Corporation	23	1,031
Unum Group	3	217
Visa Inc. - Class A	30	10,141
W. R. Berkley Corporation	5	390
Willis Towers Watson Public Limited Company	2	570
		74,355
Health Care 11.8%
Abbott Laboratories	30	4,078
Agilent Technologies, Inc.	5	635
Align Technology, Inc. (a)	1	152
Amgen Inc.	9	2,656
Baxter International Inc.	9	208
Becton, Dickinson and Company	5	940
Biogen Inc. (a)	2	346
BioMarin Pharmaceutical Inc. (a)	3	177
Boston Scientific Corporation (a)	26	2,527
Bristol-Myers Squibb Company	36	1,607
Cardinal Health, Inc.	4	650
Cencora, Inc.	3	1,000
Centene Corporation (a)	8	294
Cigna Group, The	5	1,301
Cooper Companies, Inc., The (a)	3	236
CVS Health Corporation	22	1,655
Danaher Corporation	11	2,267
DexCom, Inc. (a)	7	452
Edwards Lifesciences Corporation (a)	10	793
Elevance Health, Inc.	4	1,276
GE HealthCare Technologies Inc.	8	592
Gilead Sciences, Inc.	22	2,422
Hologic, Inc. (a)	4	263
Humana Inc.	2	541
IDEXX Laboratories, Inc. (a)	1	898
Illumina, Inc. (a)	3	261
Insulet Corporation (a)	1	382
Intuitive Surgical, Inc. (a)	6	2,793
IQVIA Holdings Inc (a)	3	560
McKesson Corporation	2	1,696
Medtronic, Inc.	22	2,139
Merck & Co., Inc.	42	3,562
Mettler-Toledo International Inc. (a)	—	444
Pfizer Inc.	99	2,514
Quest Diagnostics Incorporated	2	375
Regeneron Pharmaceuticals, Inc.	2	1,019
ResMed Inc. (c)	3	700
Revvity, Inc.	2	187
Solventum Corporation (a)	2	179
Stryker Corporation	1	224
Thermo Fisher Scientific Inc.	7	3,206
United Therapeutics Corporation (a)	1	295
Veeva Systems Inc. - Class A (a)	3	777
Vertex Pharmaceuticals Incorporated (a)	5	1,765
Waters Corporation (a)	1	314
West Pharmaceutical Services, Inc.	1	325
Zoetis Inc. - Class A	8	1,143
		52,826
Consumer Discretionary 9.5%
Airbnb, Inc. - Class A (a)	7	886
AutoZone, Inc. (a)	—	1,240
Best Buy Co., Inc.	3	253
Booking Holdings Inc.	1	3,056
Burlington Stores, Inc. (a)	1	274
Carnival Corporation (a)	19	542
Carvana Co. - Class A (a)	2	907
Chipotle Mexican Grill, Inc. (a)	23	917

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
D.R. Horton, Inc.	5	788
Deckers Outdoor Corporation (a)	3	264
DoorDash, Inc. - Class A (a)	6	1,739
eBay Inc.	8	738
Expedia Group, Inc.	2	448
Flutter Entertainment Public Limited Company (a)	3	735
Genuine Parts Company	2	337
Hilton Worldwide Holdings Inc.	4	1,002
Home Depot, Inc., The	17	7,038
Las Vegas Sands Corp.	6	297
Lennar Corporation - Class A	4	471
Lennar Corporation - Class B	—	22
Lowe`s Companies, Inc.	10	2,464
Lululemon Athletica Inc. (a)	2	331
Marriott International, Inc. - Class A	4	1,035
MercadoLibre, Inc. (a)	1	1,923
Nike, Inc. - Class B	20	1,377
NVR, Inc. (a)	—	370
O'Reilly Automotive, Inc. (a)	15	1,588
PulteGroup, Inc.	4	464
Ross Stores, Inc.	6	860
Royal Caribbean Cruises Ltd.	4	1,431
Service Corporation International	3	209
Somnigroup International Inc.	3	279
Starbucks Corporation	20	1,682
Tapestry, Inc.	4	415
Tesla Inc. (a)	2	1,095
TJX Companies, Inc., The	20	2,821
Tractor Supply Company	9	513
Ulta Beauty, Inc. (a)	1	426
Williams-Sonoma, Inc.	2	417
Yum! Brands, Inc.	5	742
		42,396
Industrials 8.5%
Allegion Public Limited Company	1	260
AMETEK, Inc.	4	755
Booz Allen Hamilton Holding Corporation - Class A	2	211
Carlisle Companies Incorporated	1	255
Carrier Global Corporation	14	826
Cintas Corporation	6	1,244
Clean Harbors, Inc. (a)	1	210
CNH Industrial N.V.	15	168
Copart, Inc. (a)	15	657
CSX Corporation	33	1,159
Cummins Inc.	2	1,016
Deere & Company	4	1,984
Delta Air Lines, Inc.	11	642
Eaton Corporation Public Limited Company	7	2,550
Emerson Electric Co.	10	1,294
Equifax Inc.	2	548
Expeditors International of Washington, Inc. - Class A	2	286
Fastenal Company	20	979
FedEx Corporation	4	911
Ferguson Enterprises Inc.	4	786
GE Vernova Inc.	5	2,939
Hubbell Incorporated	1	408
Illinois Tool Works Inc.	5	1,331
Ingersoll Rand Inc.	7	580
J.B. Hunt Transport Services, Inc.	1	187
Johnson Controls International Public Limited Company	12	1,271
Lennox International Inc.	1	307
Masco Corporation	4	257
Norfolk Southern Corporation	4	1,190
Old Dominion Freight Line, Inc.	3	437
Otis Worldwide Corporation	7	640
Owens Corning	2	211
Pentair Public Limited Company	3	315
Republic Services, Inc.	4	813
Rockwell Automation, Inc.	2	687
Rollins, Inc.	5	302
Trane Technologies Public Limited Company	4	1,647
TransUnion	3	288
Union Pacific Corporation	10	2,452
United Parcel Service, Inc. - Class B	13	1,067
United Rentals, Inc.	1	1,073
Verisk Analytics, Inc.	3	626
Waste Management, Inc.	6	1,420
Watsco, Inc. (c)	1	248
Xylem Inc.	4	631
		38,068
Communication Services 6.8%
AT&T Inc.	125	3,536
Comcast Corporation - Class A	65	2,049
Electronic Arts Inc.	4	804
Former Charter Communications Parent, Inc. - Class A (a)	2	453
Fox Corporation - Class A	4	234
Fox Corporation - Class B	2	128
Liberty Broadband Corporation - Series A (a)	—	19
Liberty Broadband Corporation - Series C (a)	2	118
Liberty Media Corporation - Series A (a)	—	34
Liberty Media Corporation - Series C (a)	4	383
Live Nation Entertainment, Inc. (a)	3	409
Netflix, Inc. (a)	7	8,908
News Corporation - Class A	6	199
News Corporation - Class B	2	58
Omnicom Group Inc.	3	278
Pinterest, Inc. - Class A (a)	10	333
Reddit, Inc. - Class A (a)	2	482
Roblox Corporation - Class A (a)	11	1,499
Snap Inc. - Class A (a)	18	139
Take-Two Interactive Software, Inc. (a)	3	765
TKO Group Holdings Inc. - Class A	1	245
T-Mobile US, Inc.	7	1,760
Verizon Communications Inc.	74	3,231
Walt Disney Company, The	32	3,605
Warner Bros. Discovery, Inc. - Series A (a)	40	772
		30,441
Real Estate 4.3%
Alexandria Real Estate Equities, Inc.	3	216
American Homes 4 Rent - Class A	5	181
American Tower Corporation	8	1,570
AvalonBay Communities, Inc.	2	455
Camden Property Trust	2	201
CBRE Group, Inc. - Class A (a)	5	818
CoStar Group, Inc. (a)	1	124
Crown Castle Inc.	7	693
Digital Realty Trust, Inc.	6	963
Equinix, Inc.	2	1,328
Equity Lifestyle Properties, Inc.	3	203
Equity Residential	6	384
Essex Property Trust, Inc.	1	291
Extra Space Storage Inc.	4	500
Gaming and Leisure Properties, Inc.	5	219
Invitation Homes Inc.	10	287
Iron Mountain Incorporated	5	521
Kimco Realty OP, LLC	12	263
Mid-America Apartment Communities, Inc.	2	289
ProLogis Inc.	16	1,853
Public Storage Operating Company	3	811
Realty Income Corporation	15	930
Regency Centers Corporation	3	209
SBA Communications Corporation - Class A	2	363
Simon Property Group, Inc.	6	1,066
Sun Communities, Inc.	2	262
UDR, Inc.	5	198
Ventas, Inc.	7	522
VICI Properties Inc.	19	610
W.P. Carey Inc.	4	251
Welltower Inc.	12	2,086
Weyerhaeuser Company	12	300
Zillow Group, Inc. - Class A (a)	1	70
Zillow Group, Inc. - Class C (a)	3	231
		19,268
Consumer Staples 4.1%
Brown-Forman Corporation - Class A	1	15
Brown-Forman Corporation - Class B (c)	5	136

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Church & Dwight Co., Inc.	4	378
Clorox Company, The	2	263
Colgate-Palmolive Company	14	1,134
Dollar General Corporation	4	393
Dollar Tree, Inc. (a)	3	322
Estee Lauder Companies Inc., The - Class A	4	362
Hershey Company, The	3	478
Kenvue Inc.	30	487
Mondelez International, Inc. - Class A	23	1,417
PepsiCo, Inc.	24	3,367
Performance Food Group Company (a)	3	278
Sysco Corporation	8	687
Target Corporation	8	722
US Foods Holding Corp. (a)	4	302
Walmart Inc.	75	7,749
		18,490
Materials 2.7%
Air Products and Chemicals, Inc.	4	1,061
Amcor Pty Ltd	40	326
Avery Dennison Corporation	1	219
Ball Corporation	5	240
CRH Public Limited Company	12	1,412
Dow Inc.	12	285
Ecolab Inc.	4	1,218
International Flavors & Fragrances Inc.	4	266
International Paper Company	9	428
Linde Public Limited Company	8	3,899
LyondellBasell Industries N.V. - Class A	5	222
Newmont Corporation	19	1,620
Packaging Corporation of America	2	339
PPG Industries, Inc.	4	416
Reliance, Inc.	1	253
		12,204
Energy 2.2%
Baker Hughes Company - Class A	17	842
Cheniere Energy, Inc.	4	909
Halliburton Company	15	365
Kinder Morgan, Inc.	34	973
Marathon Petroleum Corporation	5	996
ONEOK, Inc.	11	790
Phillips 66	7	967
Schlumberger Limited	26	891
Targa Resources Corp.	4	630
Texas Pacific Land Corporation	—	315
Valero Energy Corporation	5	922
Williams Companies, Inc., The	21	1,347
		9,947
Utilities 1.9%
Alliant Energy Corporation	4	301
American Electric Power Company, Inc.	3	381
American Water Works Company, Inc.	3	474
CMS Energy Corporation	5	388
Consolidated Edison, Inc.	6	642
Eversource Energy	6	429
Exelon Corporation	18	792
NextEra Energy, Inc.	36	2,706
NiSource Inc.	8	353
Public Service Enterprise Group Incorporated	9	723
Sempra	11	1,026
		8,215
Total Common Stocks (cost $363,438)		446,885
SHORT TERM INVESTMENTS 0.2%
Investment Companies 0.2%
JNL Government Money Market Fund - Class I, 4.04% (b) (d)	1,104	1,104
Total Short Term Investments (cost $1,104)		1,104
Total Investments 100.0% (cost $364,542)		447,989
Other Derivative Instruments 0.0%		6
Other Assets and Liabilities, Net (0.0)%		(34)
Total Net Assets 100.0%		447,961

(a) Non-income producing security.

(b) Investment in affiliate.

(c) All or a portion of the security was on loan as of September 30, 2025.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL/Morningstar U.S. Sustainability Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Bank of New York Mellon Corporation, The	1,101	56	265	19	131	271	1,294	0.3
JNL Government Money Market Fund, 4.04% - Class I	1,166	54,739	54,801	24	—	—	1,104	0.2
JNL Government Money Market Fund, 4.14% - Class SL	270	6,353	6,623	3	—	—	—	—
	2,537	61,148	61,689	46	131	271	2,398	0.5

JNL/Morningstar U.S. Sustainability Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	5	December 2025	1,666	6	19

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Morningstar U.S. Sustainability Index Fund
Assets - Securities
Common Stocks	446,885	—	—	446,885
Short Term Investments	1,104	—	—	1,104
	447,989	—	—	447,989

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Morningstar U.S. Sustainability Index Fund (continued)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	19	—	—	19
	19	—	—	19

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL/Morningstar Wide Moat Index Fund
COMMON STOCKS 99.6%
Industrials 23.8%
Allegion Public Limited Company	67	11,938
Boeing Company, The (a)	87	18,777
Broadridge Financial Solutions, Inc.	40	9,490
Caterpillar Inc.	27	12,621
Copart, Inc. (a)	207	9,316
Deere & Company	21	9,591
Huntington Ingalls Industries, Inc.	79	22,774
IDEX Corporation	113	18,460
Masco Corporation	149	10,492
Nordson Corporation	43	9,746
Northrop Grumman Corporation	19	11,715
Otis Worldwide Corporation	116	10,570
TransUnion	213	17,812
United Parcel Service, Inc. - Class B	216	18,035
		191,337
Health Care 23.7%
Agilent Technologies, Inc.	160	20,574
Amgen Inc.	69	19,497
Bristol-Myers Squibb Company	411	18,540
Danaher Corporation	99	19,577
GE HealthCare Technologies Inc.	257	19,314
Merck & Co., Inc.	240	20,169
Pfizer Inc.	400	10,195
Thermo Fisher Scientific Inc.	44	21,397
West Pharmaceutical Services, Inc.	82	21,456
Zimmer Biomet Holdings, Inc.	199	19,642
		190,361
Information Technology 21.0%
Adobe Inc. (a)	50	17,738
Applied Materials, Inc.	118	24,224
Entegris, Inc.	123	11,370
Fortinet, Inc. (a)	126	10,568
Microsoft Corporation	20	10,501
Monolithic Power Systems, Inc.	14	12,359
NXP Semiconductors N.V.	90	20,372
Salesforce, Inc.	75	17,679
Teradyne, Inc.	110	15,172
Tyler Technologies, Inc. (a)	18	9,332
Workday, Inc. - Class A (a)	81	19,470
		168,785
Consumer Staples 15.5%
Brown-Forman Corporation - Class B (b)	366	9,914
Clorox Company, The	155	19,132
Constellation Brands, Inc. - Class A	125	16,877
Estee Lauder Companies Inc., The - Class A	251	22,153
Hershey Company, The	56	10,490
Kenvue Inc.	997	16,181
Mondelez International, Inc. - Class A	305	19,023
PepsiCo, Inc.	75	10,566
		124,336
Financials 7.0%
Charles Schwab Corporation, The	108	10,318
Jack Henry & Associates, Inc.	62	9,254
MarketAxess Holdings Inc.	97	16,804
U.S. Bancorp	419	20,260
		56,636
Consumer Discretionary 4.9%
Airbnb, Inc. - Class A (a)	81	9,841
Amazon.com, Inc. (a)	43	9,402
Nike, Inc. - Class B	289	20,124
		39,367
Communication Services 2.8%
Alphabet Inc. - Class A	54	13,120
Walt Disney Company, The	81	9,294
		22,414
Materials 0.9%
International Flavors & Fragrances Inc.	121	7,450
Total Common Stocks (cost $779,242)		800,686
SHORT TERM INVESTMENTS 0.3%
Investment Companies 0.3%
JNL Government Money Market Fund - Class I, 4.04% (c) (d)	2,754	2,754
Total Short Term Investments (cost $2,754)		2,754
Total Investments 99.9% (cost $781,996)		803,440
Other Derivative Instruments 0.0%		13
Other Assets and Liabilities, Net 0.1%		629
Total Net Assets 100.0%		804,082

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2025.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL/Morningstar Wide Moat Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.04% - Class I	5,062	131,236	133,544	104	—	—	2,754	0.3
JNL Government Money Market Fund, 4.14% - Class SL	—	16,512	16,512	5	—	—	—	—
	5,062	147,748	150,056	109	—	—	2,754	0.3

JNL/Morningstar Wide Moat Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	13	December 2025	4,371	13	9

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Morningstar Wide Moat Index Fund
Assets - Securities
Common Stocks	800,686	—	—	800,686
Short Term Investments	2,754	—	—	2,754
	803,440	—	—	803,440
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	9	—	—	9
	9	—	—	9

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL/Neuberger Berman Commodity Strategy Fund
CORPORATE BONDS AND NOTES 60.5%
Financials 34.6%
AIG Global Funding
5.67%, 09/25/26 (a) (b)	385	388
American Express Company
5.33%, (SOFR + 1.00%), 02/16/28 (a)	655	661
Athene Global Funding
5.18%, 01/07/27 (a) (b)	305	306
5.18%, 09/18/28 (a) (b)	250	250
Bank of America Corporation
1.20%, 10/24/26	160	160
5.55%, (SOFR + 1.35%), 09/15/27 (a)	425	428
Bank of New York Mellon Corporation, The
4.97%, 06/09/28 (a)	490	491
Capital One Financial Corporation
7.15%, 10/29/27	535	551
Caterpillar Financial Services Corporation
4.85%, (SOFR + 0.52%), 05/14/27 (a)	860	862
Citigroup Inc.
5.04%, (SOFR + 0.71%), 11/19/27 (a)	870	872
Fifth Third Bank, National Association
5.15%, (SOFR + 0.81%), 01/28/28 (a)	380	381
General Motors Financial Company, Inc.
5.40%, 04/06/26	365	367
Goldman Sachs Group, Inc., The
5.09%, (SOFR + 0.82%), 09/10/27 (a)	185	185
6.10%, (SOFR + 1.85%), 03/15/28 (a)	755	767
John Deere Capital Corporation
4.75%, (SOFR + 0.44%), 03/06/26 (a)	635	636
4.90%, (SOFR + 0.60%), 06/11/27 (a)	150	151
JPMorgan Chase & Co.
4.91%, 09/22/27 (a)	580	583
5.54%, (SOFR + 1.20%), 01/23/28 (a)	315	318
Marsh & Mclennan Companies, Inc.
5.04%, 11/08/27 (a)	315	316
MasterCard Incorporated
4.69%, 03/15/28 (a)	155	155
Morgan Stanley Bank, N.A.
5.03%, (SOFR + 0.69%), 10/15/27 (a)	865	866
New York Life Global Funding
4.76%, 08/28/26 (a) (b)	400	401
4.75%, 02/05/27 (a) (b)	340	340
Nordea Bank Abp
4.91%, (SOFR + 0.74%), 03/19/27 (a) (b)	267	268
PayPal Holdings, Inc.
4.97%, 03/06/28 (a)	335	336
PepsiCo Singapore Financing I Pte. Ltd.
4.89%, 02/16/27 (a)	225	225
PNC Bank, National Association
5.07%, (SOFR + 0.73%), 07/21/28 (a)	250	250
Principal Life Global Funding II
5.14%, (SOFR + 0.81%), 08/18/28 (a) (b)	300	300
State Street Corporation
5.18%, (SOFR + 0.84%), 08/03/26 (a)	115	115
4.98%, (SOFR + 0.64%), 10/22/27 (a)	460	460
Truist Bank
5.11%, (SOFR + 0.77%), 07/24/28 (a)	805	805
U.S. Bank National Association
5.03%, (SOFR + 0.69%), 10/22/27 (a) (c)	690	691
UBS Group AG
1.31%, 02/02/27 (b) (d)	205	203
Wells Fargo & Company
5.12%, (SOFR + 0.78%), 01/24/28 (a)	840	842
		14,930
Health Care 5.0%
Bristol-Myers Squibb Company
4.82%, 02/20/26 (a)	419	420
CVS Health Corporation
5.00%, 02/20/26	170	170
Eli Lilly and Company
4.86%, 10/15/28 (a)	230	230
GlaxoSmithKline Capital PLC
4.76%, 03/12/27 (a)	475	476
Merck & Co., Inc.
4.75%, 09/15/27 (a)	235	236
UnitedHealth Group Incorporated
4.84%, 07/15/26 (a)	633	634
		2,166
Communication Services 4.2%
AT&T Inc.
1.70%, 03/25/26	860	850
NTT Finance Corporation
5.43%, (SOFR + 1.08%), 07/16/28 (a) (b)	200	202
TCI Communications, Inc.
7.88%, 02/15/26	325	330
T-Mobile USA, Inc.
2.25%, 02/15/26	65	65
2.63%, 04/15/26	30	30
Verizon Communications Inc.
1.45%, 03/20/26	350	346
		1,823
Information Technology 4.1%
Broadcom Inc.
3.15%, 11/15/25	420	420
Intel Corporation
4.88%, 02/10/26	495	496
Oracle Corporation
1.65%, 03/25/26	620	613
2.65%, 07/15/26	85	84
5.10%, 08/03/28 (a)	170	171
		1,784
Energy 3.9%
Chevron U.S.A. Inc.
4.68%, 02/26/27 (a)	470	471
4.90%, 08/13/28 (a)	285	286
Enbridge Inc.
5.90%, 11/15/26	465	473
Enterprise Products Operating LLC
3.70%, 02/15/26	440	440
		1,670
Industrials 3.2%
Boeing Company, The
2.20%, 02/04/26 (e)	525	521
General Electric Company
4.96%, (3 Month Term SOFR + 0.64%), 05/05/26 (a) (f)	443	443
Siemens Funding B.V.
4.96%, 05/26/28 (a) (b)	395	396
		1,360
Utilities 2.9%
Consolidated Edison Company of New York, Inc.
4.85%, 11/18/27 (a)	315	315
Georgia Power Company
4.53%, 09/15/26 (a)	360	360
NextEra Energy Capital Holdings, Inc.
5.10%, 01/29/26 (a)	384	385
5.14%, 02/04/28 (a)	180	181
		1,241
Consumer Staples 2.6%
Keurig Dr Pepper Inc.
4.91%, 11/15/26 (a)	260	260
Philip Morris International Inc.
5.17%, 04/28/28 (a)	460	463
Walmart Inc.
4.77%, 04/28/27 (a)	380	381
		1,104
Total Corporate Bonds And Notes (cost $26,032)		26,078
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 14.9%
Ally Auto Receivables Trust 2024-2
Series 2024-A2-2, 4.46%, 07/15/27	23	23
Amur Equipment Finance Receivables XIII LLC
Series 2024-A2-1A, 5.38%, 07/20/27	88	89

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Auxilior Term Funding 2024-1, LLC
Series 2024-A2-1A, 5.84%, 03/15/27	35	35
BMW Vehicle Lease Trust 2024-2
Series 2024-A2A-2, 4.29%, 06/25/26	107	107
BofA Auto Trust 2024-1
Series 2024-A2-1A, 5.57%, 12/15/26	13	13
CarMax Auto Owner Trust 2024-1
Series 2024-A2A-1, 5.30%, 11/17/25	12	12
CarMax Auto Owner Trust 2024-4
Series 2024-A2A-4, 4.67%, 12/15/27	65	65
CarMax Auto Owner Trust 2025-3
Series 2025-A2A-3, 4.42%, 08/15/28	126	127
CCG Receivables Trust 2023-1
Series 2023-A2-1, 5.82%, 09/16/30	35	35
Citizens Auto Receivables Trust 2024-2
Series 2024-A2A-2, 5.54%, 11/16/26	19	18
CNH Equipment Trust 2024-A
Series 2024-A2B-B, 4.77%, (SOFR 30-Day Average + 0.40%), 03/16/26 (a)	35	35
CNH Equipment Trust 2025-A
Series 2025-A2A-A, 4.30%, 08/15/28	214	214
Dell Equipment Finance Trust 2024-1
Series 2024-A2-1, 5.58%, 11/24/25	34	34
DLLAA 2025-1 LLC
Series 2025-A2-1A, 4.70%, 10/20/27	54	54
DLLAD 2025-1 LLC
Series 2025-A2-1A, 4.46%, 09/20/27	100	100
Ford Credit Auto Lease Trust 2025-A
Series 2025-A2A-A, 4.57%, 08/15/27	209	209
Ford Credit Auto Owner Trust 2024-B
Series 2024-A2A-B, 5.40%, 02/15/26	82	82
Ford Credit Auto Owner Trust 2025-A
Series 2025-A2A-A, 4.47%, 11/15/26	337	338
Ford Credit Auto Owner Trust 2025-B
Series 2025-A2A-B, 3.88%, 04/15/27	279	279
GM Financial Automobile Leasing Trust 2024-3
Series 2024-A2A-3, 4.29%, 04/20/26	114	114
GM Financial Consumer Automobile Receivables Trust 2024-3
Series 2024-A2A-3, 5.35%, 02/16/26	155	155
GM Financial Consumer Automobile Receivables Trust 2025-3
Series 2025-A2A-3, 4.32%, 03/16/27	170	171
Harley-Davidson Motorcycle Trust 2024-A
Series 2024-A2-A, 5.65%, 11/17/25	17	17
Honda Auto Receivables 2025-3 Owner Trust
Series 2025-A2A-3, 4.19%, 03/22/27	359	360
HPEFS Equipment Trust 2025-1
Series 2025-A2-1A, 4.49%, 02/20/27	100	100
Hyundai Auto Lease Securitization Trust 2025-C
Series 2025-A2A-C, 4.37%, 04/15/27	137	138
Hyundai Auto Receivables Trust 2024-A
Series 2024-A2A-A, 5.29%, 04/15/27	79	79
Hyundai Auto Receivables Trust 2024-B
Series 2024-A2A-B, 5.15%, 06/15/27	31	31
Hyundai Auto Receivables Trust 2025-A
Series 2025-A2A-A, 4.33%, 09/15/26	168	168
John Deere Owner Trust 2024-B
Series 2024-A2A-B, 5.42%, 05/17/27	87	88
John Deere Owner Trust 2025-B
Series 2025-A2A-B, 4.28%, 07/17/28	168	169
Kubota Credit Owner Trust 2025-2
Series 2025-A2-2A, 4.48%, 07/15/27	146	147
M&T Bank Auto Receivables Trust 2025-1
Series 2025-A2A-1A, 4.63%, 05/15/28	87	87
PenFed Auto Receivables Owner Trust 2025-A
Series 2025-A2-A, 4.77%, 09/15/28	100	100
Porsche Financial Auto Securitization Trust 2024-1
Series 2024-A2A-1A, 4.45%, 07/22/26	87	87
Porsche Innovative Lease Owner Trust 2024-2
Series 2024-A2A-2A, 4.47%, 01/20/26	97	97
SBNA Auto Lease Trust 2025-A
Series 2025-A2-A, 4.68%, 04/20/27	93	93
SFS Auto Receivables Securitization Trust 2024-2
Series 2024-A2-2A, 5.71%, 10/20/27	54	54
SFS Auto Receivables Securitization Trust 2025-2
Series 2025-A2-2A, 4.52%, 03/20/27	98	98
Stellantis Financial Underwritten Enhanced Lease Trust 2025-B
Series 2025-A2-BA, 4.31%, 04/20/27	48	48
Toyota Auto Receivables 2025-A Owner Trust
Series 2025-A2A-A, 4.48%, 11/15/27	257	258
Toyota Auto Receivables 2025-C Owner Trust
Series 2025-A2A-C, 4.29%, 03/15/27	340	341
Toyota Lease Owner Trust 2025-A
Series 2025-A2A-A, 4.58%, 12/21/26	230	231
Toyota Lease Owner Trust 2025-B
Series 2025-A2A-B, 3.91%, 09/20/27	126	126
Verizon Master Trust
Series 2024-A1B-4, 4.94%, (SOFR 30-Day Average + 0.55%), 06/20/26 (a)	50	50
Series 2024-A1B-3, REMIC, 4.97%, (SOFR 30-Day Average + 0.58%), 04/20/27 (a)	307	308
Volkswagen Auto Lease Trust 2024-A
Series 2024-A2A-A, 5.40%, 01/20/26	39	39
Volkswagen Auto Lease Trust 2025-B
Series 2025-A2A-B, 3.97%, 04/20/27	215	215
Volkswagen Auto Loan Enhanced Trust 2025-1
Series 2025-A2A-1, 4.51%, 10/20/26	298	299
Volvo Financial Equipment LLC, Series 2025-2
Series 2025-A2-2A, 3.96%, 06/15/28	100	100
World Omni Auto Receivables Trust 2025-A
Series 2025-A2A-A, 4.49%, 11/16/26	132	132
World Omni Automobile Lease Securitization Trust 2025-A
Series 2025-A2A-A, 4.35%, 02/16/27	60	60
Total Non-U.S. Government Agency Asset-Backed Securities (cost $6,416)		6,429
SHORT TERM INVESTMENTS 16.7%
Investment Companies 14.4%
JNL Government Money Market Fund - Class I, 4.04% (g) (h)	6,206	6,206
U.S. Treasury Bill 2.3%
Treasury, United States Department of
4.25%, 10/07/25	1,000	999
Total Short Term Investments (cost $7,205)		7,205
Total Investments 92.1% (cost $39,653)		39,712
Other Derivative Instruments (0.0)%		(16)
Other Assets and Liabilities, Net 7.9%		3,431
Total Net Assets 100.0%		43,127

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2025, the value and the percentage of net assets of these securities was $3,054 and 7.1% of the Fund.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Convertible security.

(e) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2025.

(f) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2025.

(g) Investment in affiliate.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL/Neuberger Berman Commodity Strategy Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.04% - Class I	5,510	33,570	32,874	178	—	—	6,206	14.4

JNL/Neuberger Berman Commodity Strategy Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
U.S. Bank National Association, 5.03%, 10/22/27	10/17/24	690	691	1.6

JNL/Neuberger Berman Commodity Strategy Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Aluminum	28	January 2026		1,838	40	41
Brent Crude	45	November 2025		2,992	(47)	(39)
Canola	14	November 2025	CAD	190	—	(15)
Carbon Emission	8	December 2025	EUR	549	(10)	65
Cattle Feeder	10	January 2026		1,762	4	4
Cocoa	5	December 2025	GBP	275	(8)	(52)
Cocoa	8	December 2025		678	(20)	(138)
Coffee C	9	December 2025		1,018	9	247
Copper	6	January 2026		1,493	48	48
Copper	10	March 2026		1,143	(8)	87
Corn	93	May 2026		2,054	—	—
Cotton No. 2	12	May 2026		413	—	—
Crude Oil, WTI	37	January 2026		2,285	(3)	(3)
Gasoline, RBOB	15	January 2026		1,168	(1)	(1)
Gold, 100 Oz.	22	December 2025		7,497	40	1,024
Iron Ore	20	November 2025		205	1	3
Lead	11	January 2026		553	(4)	(4)
Lean Hogs	56	December 2025		1,957	(36)	30
Live Cattle	21	January 2026		2,017	8	(45)
Low Sulfur Gasoil	26	January 2026		1,730	(2)	(2)
Milling Wheat No. 2	12	December 2025	EUR	118	(2)	(7)
Natural Gas	77	March 2026		3,262	(8)	(473)
Natural Gas	5	December 2026	EUR	123	(3)	(4)
New York Harbor ULSD	13	January 2026		1,248	(1)	(2)
Nickel	8	January 2026		746	(13)	(13)
Platinum	10	January 2026		687	(13)	116
Rapeseed	6	November 2025	EUR	143	—	(4)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL/Neuberger Berman Commodity Strategy Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Red Wheat	7	December 2025	208	(2)	(11)
Robusta Coffee	5	November 2025	200	1	10
Silver	8	December 2025	1,523	(15)	343
Soybean	38	May 2026	1,994	—	—
Soybean Meal	4	March 2026	119	(1)	(5)
Soybean Oil	44	March 2026	1,386	(7)	(60)
Sugar No. 11	52	May 2026	989	9	(22)
Tin	1	November 2025	175	2	2
White Sugar	9	April 2026	216	2	(7)
Zinc	7	January 2026	495	23	23
				(17)	1,136
Short Contracts
Palladium	(2)	December 2025	(228)	1	(29)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Neuberger Berman Commodity Strategy Fund
Assets - Securities
Corporate Bonds And Notes	—	26,078	—	26,078
Non-U.S. Government Agency Asset-Backed Securities	—	6,429	—	6,429
Short Term Investments	6,206	999	—	7,205
	6,206	33,506	—	39,712
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	2,043	—	—	2,043
	2,043	—	—	2,043
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(936)	—	—	(936)
	(936)	—	—	(936)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL/Neuberger Berman Gold Plus Strategy Fund
CORPORATE BONDS AND NOTES 55.1%
Financials 31.2%
AIG Global Funding
5.67%, 09/25/26 (a) (b)	690	695
American Express Company
5.33%, (SOFR + 1.00%), 02/16/28 (a)	1,683	1,700
Athene Global Funding
5.18%, 01/07/27 (a) (b)	550	551
5.18%, 09/18/28 (a) (b)	550	551
Bank of America Corporation
1.20%, 10/24/26	290	289
5.55%, (SOFR + 1.35%), 09/15/27 (a)	1,280	1,290
Bank of New York Mellon Corporation, The
4.97%, 06/09/28 (a)	990	992
Capital One Financial Corporation
7.15%, 10/29/27	1,075	1,107
Caterpillar Financial Services Corporation
4.85%, (SOFR + 0.52%), 05/14/27 (a)	950	952
Citigroup Inc.
5.04%, (SOFR + 0.71%), 11/19/27 (a)	1,865	1,869
Fifth Third Bank, National Association
5.15%, (SOFR + 0.81%), 01/28/28 (a)	630	631
General Motors Financial Company, Inc.
5.40%, 04/06/26	795	799
Goldman Sachs Group, Inc., The
5.09%, (SOFR + 0.82%), 09/10/27 (a)	380	381
6.10%, (SOFR + 1.85%), 03/15/28 (a)	1,370	1,393
John Deere Capital Corporation
4.75%, (SOFR + 0.44%), 03/06/26 (a)	690	691
4.90%, (SOFR + 0.60%), 06/11/27 (a)	230	231
JPMorgan Chase & Co.
4.91%, 09/22/27 (a)	930	935
5.54%, (SOFR + 1.20%), 01/23/28 (a)	850	857
Marsh & Mclennan Companies, Inc.
5.04%, 11/08/27 (a)	470	471
MasterCard Incorporated
4.69%, 03/15/28 (a)	230	230
Morgan Stanley Bank, N.A.
5.03%, (SOFR + 0.69%), 10/15/27 (a)	1,855	1,857
New York Life Global Funding
4.76%, 08/28/26 (a) (b)	680	682
4.75%, 02/05/27 (a) (b)	485	485
Nordea Bank Abp
4.91%, (SOFR + 0.74%), 03/19/27 (a) (b)	270	271
PayPal Holdings, Inc.
4.97%, 03/06/28 (a)	680	682
PepsiCo Singapore Financing I Pte. Ltd.
4.89%, 02/16/27 (a)	530	531
PNC Bank, National Association
5.07%, (SOFR + 0.73%), 07/21/28 (a)	1,260	1,260
Principal Life Global Funding II
5.14%, (SOFR + 0.81%), 08/18/28 (a) (b)	605	606
State Street Corporation
5.18%, (SOFR + 0.84%), 08/03/26 (a)	195	196
4.98%, (SOFR + 0.64%), 10/22/27 (a)	770	771
Toyota Motor Credit Corporation
4.80%, 04/10/26 (a)	285	285
5.11%, 08/07/26 (a)	600	602
Truist Bank
5.11%, (SOFR + 0.77%), 07/24/28 (a)	1,610	1,610
U.S. Bank National Association
5.03%, (SOFR + 0.69%), 10/22/27 (a) (c)	1,125	1,126
UBS Group AG
1.31%, 02/02/27 (b) (d)	340	337
Wells Fargo & Company
5.12%, (SOFR + 0.78%), 01/24/28 (a)	1,670	1,674
		29,590
Communication Services 4.4%
AT&T Inc.
1.70%, 03/25/26	1,725	1,704
NTT Finance Corporation
5.43%, (SOFR + 1.08%), 07/16/28 (a) (b)	200	202
TCI Communications, Inc.
7.88%, 02/15/26	540	548
T-Mobile USA, Inc.
2.25%, 02/15/26	100	99
2.63%, 04/15/26	885	878
Verizon Communications Inc.
1.45%, 03/20/26	775	766
		4,197
Health Care 4.1%
Bristol-Myers Squibb Company
4.82%, 02/20/26 (a)	695	696
CVS Health Corporation
5.00%, 02/20/26	300	301
Eli Lilly and Company
4.86%, 10/15/28 (a)	495	496
GlaxoSmithKline Capital PLC
4.76%, 03/12/27 (a)	1,000	1,002
Merck & Co., Inc.
4.75%, 09/15/27 (a)	455	456
UnitedHealth Group Incorporated
4.84%, 07/15/26 (a)	888	889
		3,840
Information Technology 3.7%
Broadcom Inc.
3.15%, 11/15/25	625	624
Intel Corporation
4.88%, 02/10/26	895	896
Oracle Corporation
1.65%, 03/25/26	1,130	1,117
2.65%, 07/15/26	445	440
5.10%, 08/03/28 (a)	385	387
		3,464
Energy 3.2%
Chevron U.S.A. Inc.
4.68%, 02/26/27 (a)	780	781
4.90%, 08/13/28 (a)	575	577
Enbridge Inc.
5.90%, 11/15/26	920	936
Enterprise Products Operating LLC
3.70%, 02/15/26	730	729
		3,023
Consumer Staples 2.8%
Keurig Dr Pepper Inc.
4.91%, 11/15/26 (a)	500	500
PepsiCo, Inc.
4.73%, (SOFR + 0.40%), 02/13/26 (a)	250	250
Philip Morris International Inc.
5.17%, 04/28/28 (a)	1,050	1,057
Walmart Inc.
4.77%, 04/28/27 (a)	850	853
		2,660
Industrials 2.6%
Boeing Company, The
2.20%, 02/04/26 (e)	1,160	1,151
General Electric Company
4.96%, (3 Month Term SOFR + 0.64%), 05/05/26 (a) (f)	693	694
Siemens Funding B.V.
4.96%, 05/26/28 (a) (b)	660	661
		2,506
Utilities 2.4%
Consolidated Edison Company of New York, Inc.
4.85%, 11/18/27 (a)	720	721
Georgia Power Company
4.53%, 09/15/26 (a)	744	743
NextEra Energy Capital Holdings, Inc.
5.10%, 01/29/26 (a)	405	406
5.14%, 02/04/28 (a)	415	418
		2,288

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Consumer Discretionary 0.7%
Home Depot, Inc., The
4.48%, (SOFR + 0.33%), 12/24/25 (a)	695	695
Total Corporate Bonds And Notes (cost $52,184)		52,263
INVESTMENT COMPANIES 3.0%
iShares Bitcoin Trust ETF	43	2,808
Total Investment Companies (cost $2,335)		2,808
SHORT TERM INVESTMENTS 35.5%
U.S. Treasury Bill 23.1%
Treasury, United States Department of
4.25%, 10/07/25	4,000	3,997
4.25%, 10/30/25	8,000	7,974
4.13%, 12/26/25	10,000	9,908
		21,879
Investment Companies 12.4%
JNL Government Money Market Fund - Class I, 4.04% (g) (h)	11,801	11,801
Total Short Term Investments (cost $33,679)		33,680
Total Investments 93.6% (cost $88,198)		88,751
Other Derivative Instruments 0.3%		329
Other Assets and Liabilities, Net 6.1%		5,728
Total Net Assets 100.0%		94,808

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2025, the value and the percentage of net assets of these securities was $5,041 and 5.3% of the Fund.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Convertible security.

(e) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2025.

(f) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2025.

(g) Investment in affiliate.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL/Neuberger Berman Gold Plus Strategy Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.04% - Class I	2,901	131,036	122,136	348	—	—	11,801	12.4

JNL/Neuberger Berman Gold Plus Strategy Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
U.S. Bank National Association, 5.03%, 10/22/27	10/17/24	1,125	1,126	1.2

JNL/Neuberger Berman Gold Plus Strategy Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Gold, 100 Oz.	219	December 2025	74,946	394	9,877
Palladium	18	December 2025	2,116	(6)	202
Platinum	30	January 2026	2,068	(40)	340
Silver	10	December 2025	1,901	(19)	431
				329	10,850

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Neuberger Berman Gold Plus Strategy Fund
Assets - Securities
Corporate Bonds And Notes	—	52,263	—	52,263
Investment Companies	2,808	—	—	2,808
Short Term Investments	11,801	21,879	—	33,680
	14,609	74,142	—	88,751
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	10,850	—	—	10,850
	10,850	—	—	10,850

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL/Neuberger Berman Strategic Income Fund
GOVERNMENT AND AGENCY OBLIGATIONS 53.0%
Mortgage-Backed Securities 30.1%
Federal Home Loan Mortgage Corporation
3.00%, 12/01/51 - 06/01/52	4,348	3,847
2.50%, 04/01/52 - 10/01/52	2,600	2,193
3.50%, 06/01/52 - 11/01/54	1,611	1,474
4.50%, 06/01/52 - 12/01/54	7,532	7,336
4.00%, 08/01/52 - 01/01/54	5,734	5,427
5.00%, 10/01/52 - 12/01/54	10,378	10,352
5.50%, 11/01/52 - 08/01/55	15,888	16,079
6.00%, 01/01/53 - 01/01/55	16,892	17,298
6.50%, 01/01/54 - 02/01/55	807	835
Federal National Mortgage Association, Inc.
3.00%, 06/01/50 - 07/01/52	9,992	8,824
2.50%, 08/01/51 - 07/01/53	9,467	8,033
3.50%, 03/01/52 - 04/01/53	10,221	9,381
4.00%, 06/01/52 - 07/01/55	7,424	7,021
4.50%, 08/01/52 - 06/01/55	6,860	6,677
5.00%, 08/01/52 - 02/01/55	23,605	23,526
5.50%, 12/01/52 - 09/01/55	27,353	27,685
6.00%, 01/01/53 - 07/01/55	23,603	24,189
TBA, 2.50%, 10/15/55 (a)	11,350	9,561
TBA, 3.50%, 10/15/55 (a)	16,975	15,510
TBA, 4.00%, 10/15/55 (a)	23,870	22,493
TBA, 4.50%, 10/15/55 (a)	13,820	13,404
TBA, 5.00%, 10/15/55 (a)	3,595	3,565
TBA, 5.50%, 10/15/55 (a)	26,410	26,630
TBA, 6.00%, 10/15/55 (a)	10,400	10,623
Government National Mortgage Association
TBA, 5.00%, 10/15/55 (a)	22,500	22,381
TBA, 5.50%, 10/15/55 (a)	12,975	13,071
TBA, 6.00%, 10/15/55 (a)	3,415	3,473
		320,888
Collateralized Mortgage Obligations 9.0%
Connecticut Avenue Securities Trust 2021-R01
Series 2021-1B1-R01, REMIC, 7.46%, (SOFR 30-Day Average + 3.10%), 10/25/41 (b)	960	978
Series 2022-1M2-R01, REMIC, 6.26%, (SOFR 30-Day Average + 1.90%), 12/26/41 (b)	1,416	1,436
Connecticut Avenue Securities Trust 2021-R03
Series 2021-1M2-R03, REMIC, 6.01%, (SOFR 30-Day Average + 1.65%), 12/25/41 (b)	311	312
Series 2021-1B1-R03, REMIC, 7.11%, (SOFR 30-Day Average + 2.75%), 12/25/41 (b)	750	763
Connecticut Avenue Securities Trust 2022-R02
Series 2022-2B1-R02, REMIC, 8.86%, (SOFR 30-Day Average + 4.50%), 01/27/42 (b)	2,035	2,115
Connecticut Avenue Securities Trust 2022-R03
Series 2022-1M2-R03, REMIC, 7.86%, (SOFR 30-Day Average + 3.50%), 03/25/42 (b)	2,252	2,328
Connecticut Avenue Securities Trust 2022-R04
Series 2022-1M2-R04, REMIC, 7.46%, (SOFR 30-Day Average + 3.10%), 03/25/42 (b)	2,733	2,807
Connecticut Avenue Securities Trust 2022-R08
Series 2022-1M2-R08, REMIC, 7.96%, (SOFR 30-Day Average + 3.60%), 07/25/42 (b)	552	575
Series 2022-1B1-R08, REMIC, 9.96%, (SOFR 30-Day Average + 5.60%), 07/25/42 (b)	2,146	2,299
Connecticut Avenue Securities Trust 2023-R01
Series 2023-1M2-R01, REMIC, 8.11%, (SOFR 30-Day Average + 3.75%), 12/26/42 (b)	1,526	1,607
Connecticut Avenue Securities Trust 2023-R02
Series 2023-1M2-R02, REMIC, 7.71%, (SOFR 30-Day Average + 3.35%), 01/25/43 (b)	964	1,006
Series 2023-1B1-R02, REMIC, 9.91%, (SOFR 30-Day Average + 5.55%), 01/25/43 (b)	270	293
Connecticut Avenue Securities Trust 2023-R05
Series 2023-1M2-R05, REMIC, 7.46%, (SOFR 30-Day Average + 3.10%), 06/25/29 (b)	670	696
Connecticut Avenue Securities Trust 2025-R01
Series 2025-1B1-R01, REMIC, 6.06%, (SOFR 30-Day Average + 1.70%), 01/25/45 (b)	743	740
Connecticut Avenue Securities Trust 2025-R02
Series 2025-1M2-R02, REMIC, 5.96%, (SOFR 30-Day Average + 1.60%), 02/27/45 (b)	899	901
Series 2025-1B1-R02, REMIC, 6.31%, (SOFR 30-Day Average + 1.95%), 02/27/45 (b)	624	625
Connecticut Avenue Securities Trust 2025-R04
Series 2025-1M2-R04, REMIC, 5.86%, (SOFR 30-Day Average + 1.50%), 05/25/45 (b)	2,600	2,600
Connecticut Avenue Securities Trust 2025-R05
Series 2025-2M2-R05, REMIC, 5.96%, (SOFR 30-Day Average + 1.60%), 07/25/45 (b)	2,304	2,308
Federal Home Loan Mortgage Corporation
Interest Only, Series 2020-X1-RR03, REMIC, 1.71%, 07/27/28 (b)	18,440	723
Interest Only, Series 2020-DX-RR02, REMIC, 1.82%, 09/27/28 (b)	8,100	362
Series 2022-M2-DNA1, REMIC, 6.86%, (SOFR 30-Day Average + 2.50%), 01/25/29 (b)	897	912
Interest Only, Series 2020-X-RR04, REMIC, 2.13%, 02/27/29 (b)	19,725	1,064
Interest Only, Series 2020-CX-RR02, REMIC, 1.27%, 03/27/29 (b)	5,615	205
Series 2021-B1-DNA6, REMIC, 7.76%, (SOFR 30-Day Average + 3.40%), 10/25/41 (b)	1,482	1,516
Series 2022-M2-DNA2, REMIC, 8.11%, (SOFR 30-Day Average + 3.75%), 02/25/42 (b)	3,799	3,928
Series 2022-M2-HQA1, REMIC, 9.61%, (SOFR 30-Day Average + 5.25%), 03/25/42 (b)	2,460	2,595
Series 2022-B1-HQA1, REMIC, 11.36%, (SOFR 30-Day Average + 7.00%), 03/25/42 (b)	1,550	1,669
Series 2022-M2-DNA3, REMIC, 8.71%, (SOFR 30-Day Average + 4.35%), 04/25/42 (b)	1,869	1,959
Series 2022-M1B-DNA5, REMIC, 8.86%, (SOFR 30-Day Average + 4.50%), 06/25/42 (b)	1,265	1,337
Series 2022-M1B-HQA3, REMIC, 7.91%, (SOFR 30-Day Average + 3.55%), 08/25/42 (b)	1,457	1,523
Series 2022-M1B-DNA6, REMIC, 8.06%, (SOFR 30-Day Average + 3.70%), 09/25/42 (b)	3,266	3,422
Series 2022-M2-DNA6, REMIC, 10.11%, (SOFR 30-Day Average + 5.75%), 09/25/42 (b)	420	456
Series 2024-M2-DNA1, REMIC, 6.31%, (SOFR 30-Day Average + 1.95%), 02/25/44 (b)	593	599
Series 2024-M2-HQA1, REMIC, 6.36%, (SOFR 30-Day Average + 2.00%), 03/25/44 (b)	1,613	1,627
Series 2025-M2-DNA3, REMIC, 5.87%, (SOFR 30-Day Average + 1.50%), 09/25/45 (b)	1,070	1,071
Interest Only, Series LI-4994, REMIC, 4.00%, 12/25/48	1,546	300
Series FK-5471, REMIC, 5.51%, (SOFR 30-Day Average + 1.15%), 08/25/54 (b)	1,731	1,728
Series FA-5475, REMIC, 5.46%, (SOFR 30-Day Average + 1.10%), 11/25/54 (b)	540	539
Series FB-5474, REMIC, 5.51%, (SOFR 30-Day Average + 1.15%), 11/25/54 (b)	1,980	1,977
Series FH-5473, REMIC, 5.51%, (SOFR 30-Day Average + 1.15%), 11/25/54 (b)	2,001	2,001
Series FB-5468, REMIC, 5.56%, (SOFR 30-Day Average + 1.20%), 11/25/54 (b)	2,825	2,811
Series FJ-5513, REMIC, 6.00%, (SOFR 30-Day Average + 1.80%), 11/25/54 (b)	1,820	1,833
Series FC-5481, REMIC, 5.86%, (SOFR 30-Day Average + 1.50%), 12/25/54 (b)	3,061	3,074
Series FB-5505, REMIC, 5.86%, (SOFR 30-Day Average + 1.50%), 02/25/55 (b)	893	897
Series FB-5521, REMIC, 6.00%, (SOFR 30-Day Average + 1.70%), 03/25/55 (b)	1,822	1,832
Series FD-5518, REMIC, 6.00%, (SOFR 30-Day Average + 1.70%), 03/25/55 (b)	1,908	1,919
Series FB-5551, REMIC, 5.86%, (SOFR 30-Day Average + 1.50%), 06/25/55 (b)	2,848	2,864
Series 2019-M-1, REMIC, 4.75%, 07/25/58 (b)	659	642
Federal National Mortgage Association, Inc.
Interest Only, Series C24-418, 4.00%, 08/01/43	1,949	349

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Interest Only, Series 2018-ST-18, REMIC, 1.63%, (5.99% - (SOFR 30-Day Average * 1)), 12/25/44 (b)	1,550	171
Interest Only, Series 2021-AI-76, REMIC, 3.50%, 11/25/51	2,839	493
Series 2024-FD-61, REMIC, 5.36%, (SOFR 30-Day Average + 1.00%), 03/25/53 (b)	1,202	1,196
Series 2024-FA-40, REMIC, 5.51%, (SOFR 30-Day Average + 1.15%), 03/25/54 (b)	1,456	1,457
Series 2024-FA-67, REMIC, 5.53%, (SOFR 30-Day Average + 1.17%), 09/25/54 (b)	1,799	1,801
Series 2024-JF-76, REMIC, 5.61%, (SOFR 30-Day Average + 1.25%), 11/25/54 (b)	1,644	1,648
Series 2025-FC-6, REMIC, 5.96%, (SOFR 30-Day Average + 1.60%), 02/25/55 (b)	2,946	2,958
Series 2025-FB-6, REMIC, 6.00%, (SOFR 30-Day Average + 2.00%), 02/25/55 (b)	3,173	3,207
Series 2025-LF-6, REMIC, 6.00%, (SOFR 30-Day Average + 1.80%), 02/25/55 (b)	1,806	1,821
Series 2025-HF-35, REMIC, 6.00%, (SOFR 30-Day Average + 1.70%), 05/25/55 (b)	2,790	2,807
Government National Mortgage Association
Series 2020-KA-112, REMIC, 1.00%, 08/20/50	717	552
Interest Only, Series 2020-CI-162, REMIC, 2.00%, 10/20/50	4,689	601
Interest Only, Series 2020-MI-151, REMIC, 2.50%, 10/20/50	3,508	506
Series 2021-HE-103, REMIC, 2.00%, 06/20/51	1,271	1,049
Series 2021-NC-119, REMIC, 1.50%, 07/20/51	1,287	1,049
Series 2024-FA-61, REMIC, 5.54%, (SOFR 30-Day Average + 1.15%), 04/20/54 (b)	649	650
Government National Mortgage Association Guaranteed REMIC Pass-Through Securities, The
Series 2025-FY-4, REMIC, 5.99%, (SOFR 30-Day Average + 1.60%), 01/20/55 (b)	1,078	1,083
Government National Mortgage Association REMIC Trust 2020-095
Series 2020-WK-86, REMIC, 1.00%, 06/20/50	1,462	1,124
		96,296
Sovereign 5.2%
Angola, Government of
8.00%, 11/26/29 (c)	425	414
9.38%, 05/08/48 (c) (d)	290	249
9.13%, 11/26/49 (c)	175	147
Arab Republic of Egypt
3.88%, 02/16/26 (c)	1,350	1,338
8.50%, 01/31/47 (c)	895	788
8.88%, 05/29/50 (c)	170	153
Cabinet of Ministers of Ukraine
0.00%, 02/01/30 - 02/01/36 (c) (e)	313	145
4.50%, 02/01/34 - 02/01/36 (c) (e)	542	298
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
6.15%, 08/12/32, PEN	8,562	2,626
5.40%, 08/12/34, PEN	216	61
6.90%, 08/12/37, PEN (f)	4,837	1,453
Departamento Administrativo De La Presidencia De La Republica
8.00%, 11/14/35	225	242
8.38%, 11/07/54	115	122
Federal Government of Nigeria
8.25%, 09/28/51 (c)	230	207
Gobierno de la Republica de Costa Rica
6.55%, 04/03/34 (c)	518	557
7.16%, 03/12/45 (f)	240	259
Gobierno de la Republica de Guatemala
6.88%, 08/15/55 (c)	140	147
Gobierno de la Republica del Ecuador
6.90%, 07/31/30 (c) (e)	210	190
6.90%, 07/31/35 (c) (e)	280	213
Gobierno de La Republica del Paraguay
5.40%, 03/30/50 (c)	265	243
Gobierno De La Republica Oriental Del Uruguay
5.10%, 06/18/50	340	322
Gobierno Federal de los Estados Unidos Mexicanos
7.50%, 06/03/27, MXN	19,090	1,042
7.75%, 05/29/31 - 11/23/34, MXN	163,386	8,472
5.38%, 03/22/33	410	410
6.34%, 05/04/53	340	331
6.40%, 05/07/54	115	112
7.38%, 05/13/55	200	220
Government of Saudi Arabia
5.63%, 01/13/35 (c)	275	292
3.25%, 11/17/51 (c)	440	293
3.75%, 01/21/55 (c)	335	240
Government of the Republic of Panama
6.40%, 02/14/35	690	717
Government of the Republic of Serbia
6.00%, 06/12/34 (c)	140	146
Government of the Sultanate of Oman
6.50%, 03/08/47 (c)	140	151
7.00%, 01/25/51 (c)	310	349
HM Treasury
4.38%, 07/31/54, GBP (f)	3,200	3,604
Ministerio De Hacienda Y Credito Publico
7.00%, 06/30/32, COP	4,683,600	957
7.25%, 10/18/34, COP	5,873,800	1,157
Ministerul Finantelor Publice
5.75%, 09/16/30 (c)	180	183
6.63%, 05/16/36 (c)	60	61
Presidence de la Republique de Cote d'Ivoire
6.13%, 06/15/33 (c)	560	538
8.08%, 04/01/36 (c)	160	166
8.25%, 01/30/37 (c)	50	52
Presidencia da Republica
10.00%, 01/01/29 - 01/01/35, BRL	21,344	3,346
7.25%, 01/12/56	440	446
Presidencia De La Nacion
0.75%, 07/09/30 (e)	880	605
4.13%, 07/09/35 (e)	1,400	738
Presidencia de la Republica de El Salvador
9.50%, 07/15/52 (c) (d)	135	143
Presidencia de la Republica Dominicana
7.05%, 02/03/31 (c)	315	340
6.95%, 03/15/37 (c)	225	241
6.85%, 01/27/45 (c)	220	228
7.15%, 02/24/55 (c)	260	277
Republic of Indonesia, The Government of, The
5.50%, 04/15/26, IDR	1,062,000	64
6.50%, 02/15/31, IDR	15,241,000	948
7.00%, 02/15/33, IDR	7,626,000	478
6.63%, 02/15/34, IDR	11,056,000	673
6.75%, 07/15/35, IDR	29,970,000	1,841
4.63%, 04/15/43 (c)	495	456
Romania, Government of
4.85%, 07/25/29, RON	2,860	605
8.25%, 09/29/32, RON	5,140	1,241
7.10%, 07/31/34, RON	5,735	1,304
Sandor-Palota
3.25%, 10/22/31, HUF	491,420	1,247
2.25%, 06/22/34, HUF	804,990	1,715
5.50%, 03/26/36 (c)	230	231
South Africa, Parliament of
8.00%, 01/31/30, ZAR	12,672	736
8.25%, 03/31/32, ZAR	47	3
8.88%, 02/28/35, ZAR	6,186	352
7.10%, 11/19/36 (c)	170	177
8.50%, 01/31/37, ZAR	3,050	162
6.50%, 02/28/41, ZAR	24,789	1,038
8.75%, 01/31/44, ZAR	2,744	138
5.65%, 09/27/47	505	407
5.75%, 09/30/49	2,310	1,851
7.95%, 11/19/54 (c)	625	634
Turkiye Cumhuriyeti Basbakanlik
7.13%, 02/12/32	225	233
5.75%, 05/11/47	345	273
Urzad Rady Ministrow
4.75%, 07/25/29, PLN	1,286	355
1.75%, 04/25/32, PLN	3,733	840
6.00%, 10/25/33, PLN	4,134	1,191

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
5.00%, 10/25/34, PLN	2,345	625
		55,849
U.S. Treasury Inflation Indexed Securities 4.3%
Treasury, United States Department of
2.13%, 01/15/35 (g)	36,150	37,213
1.50%, 02/15/53 (g)	2,184	1,747
2.38%, 02/15/55 (g)	6,542	6,390
		45,350
U.S. Treasury Note 3.5%
Treasury, United States Department of
4.63%, 04/30/29	33,465	34,532
4.00%, 05/31/30	2,305	2,332
		36,864
U.S. Treasury Bond 0.9%
Treasury, United States Department of
3.88%, 02/15/43	1,280	1,161
4.38%, 08/15/43	5,381	5,193
4.50%, 02/15/44	3,680	3,598
		9,952
Total Government And Agency Obligations (cost $560,600)		565,199
CORPORATE BONDS AND NOTES 35.6%
Financials 9.0%
ABN AMRO Bank N.V.
5.52%, 12/03/35 (c)	700	726
Acrisure, LLC
8.25%, 02/01/29 (c)	15	16
8.50%, 06/15/29 (c)	130	137
7.50%, 11/06/30 (c)	460	479
6.75%, 07/01/32 (c)	280	289
AerCap Ireland Capital Designated Activity Company
6.95%, 03/10/55	900	943
Alliant Holdings Intermediate, LLC
6.75%, 04/15/28 (c)	380	386
7.00%, 01/15/31 (c)	505	522
6.50%, 10/01/31 (c)	50	51
7.38%, 10/01/32 (c)	15	15
Allianz SE
3.20%, (100, 10/30/27) (f) (h)	2,200	2,067
Ally Financial Inc.
4.70%, (100, 05/15/28) (h)	241	222
5.54%, 01/17/31	335	342
6.65%, 01/17/40	115	115
American Express Company
5.10%, 02/16/28	1,440	1,459
Amynta Agency Borrower Inc.
7.50%, 07/15/33 (c)	315	324
Ardonagh Finco Limited
7.75%, 02/15/31 (c)	295	309
Ardonagh Group Finance Limited
8.88%, 02/15/32 (c)	115	121
Athene Holding Ltd
6.88%, 06/28/55	895	917
Azorra Finance Limited
7.75%, 04/15/30 (c)	215	226
7.25%, 01/15/31 (c)	155	161
Baldwin Insurance Group Holdings LLC
7.13%, 05/15/31 (c)	295	306
Banco Bilbao Vizcaya Argentaria, S.A.
7.75%, (100, 01/14/32) (h) (i)	960	1,015
Banco de Sabadell, S.A.
6.00%, 08/16/33, EUR (f)	200	252
Banco do Brasil S.A.
8.75%, (10 Year Treasury + 4.40%), (100, 10/15/25) (b) (f) (h)	550	550
Banco Mercantil Del Norte, S.A., Institucion De Banca Multiple, Grupo Financiero Banorte
8.75%, (100, 05/20/35) (c) (h)	115	123
Banco Santander Mexico, S.A., I.B.M., Grupo Financiero Santander Mexico
5.62%, 12/10/29 (c)	85	89
Banco Santander, S.A.
4.75%, (100, 11/12/26) (h) (i)	600	591
Bangkok Bank Public Company Limited
5.65%, 07/05/34 (c)	190	200
Bank of America Corporation
4.38%, (100, 01/27/27) (h)	1,345	1,321
6.63%, (100, 05/01/30) (h)	660	686
5.82%, 09/15/29	1,440	1,506
5.29%, 04/25/34	660	683
Bank of New York Mellon Corporation, The
3.75%, (100, 12/20/26) (h)	2,655	2,613
Barclays PLC
4.38%, (100, 03/15/28) (h) (i)	710	671
7.63%, (100, 03/15/35) (d) (h) (i)	395	418
8.00%, (100, 03/15/29) (h) (i)	880	932
9.63%, (100, 12/15/29) (h) (i)	645	730
Benteler International Aktiengesellschaft
7.25%, 06/15/31, EUR (f)	265	332
Blackstone Mortgage Trust, Inc.
7.75%, 12/01/29 (c)	380	401
Blackstone Private Credit Fund
6.00%, 01/29/32 (d)	670	692
Block, Inc.
5.63%, 08/15/30 (c)	90	91
6.50%, 05/15/32	470	487
6.00%, 08/15/33 (c)	95	97
BNP Paribas
4.50%, (100, 02/25/30) (c) (h) (i)	155	142
4.63%, (100, 02/25/31) (c) (h)	1,620	1,480
9.25%, (100, 11/17/27) (c) (h) (i)	135	145
BPCE
5.94%, 05/30/35 (c)	555	581
BroadStreet Partners, Inc.
5.88%, 04/15/29 (c)	320	319
Capital One Financial Corporation
3.75%, 07/28/26	1,440	1,433
Charles Schwab Corporation, The
4.00%, (100, 06/01/26) (h)	3,182	3,029
5.00%, (100, 06/01/27) (h)	405	404
Citigroup Inc.
3.88%, (100, 02/18/26) (h)	1,081	1,071
4.15%, (100, 11/15/26) (h)	935	914
7.00%, (100, 08/15/34) (h)	650	691
4.79%, 03/04/29	1,440	1,459
Citizens Financial Group, Inc.
4.00%, (100, 10/06/26) (h)	215	211
7.55%(3 Month Term SOFR + 3.26%), (b) (h)	275	276
CrossCountry Intermediate HoldCo LLC
6.50%, 10/01/30 (c)	270	271
Deutsche Bank Aktiengesellschaft
6.00%, (100, 10/30/25) (h)	200	200
4.95%, 08/04/31	885	893
Eagle Funding LuxCo S.a r.l.
5.50%, 08/17/30 (c)	920	934
Equitable Holdings, Inc.
6.70%, 03/28/55	895	934
Fifth Third Bancorp
7.59%(3 Month Term SOFR + 3.29%), (b) (h)	547	546
4.34%, 04/25/33	710	692
Focus Financial Partners, LLC
6.75%, 09/15/31 (c)	195	200
GA Global Funding Trust
5.20%, 12/09/31 (c)	1,540	1,568
Global Atlantic Financial Company
4.70%, 10/15/51 (c)	635	626
7.95%, 10/15/54 (c)	685	729
Global Aviation Leasing Co., Ltd.
8.75%, 09/01/27 (c)	270	278
Goldman Sachs Group, Inc., The
3.65%, (100, 08/10/26) (h)	1,535	1,504
3.80%, (100, 05/10/26) (h)	185	183
4.13%, (100, 11/10/26) (h)	260	256
5.20%(3 Month Term SOFR + 1.03%), (b) (h)	540	469
6.13%, (100, 11/10/34) (h)	570	580
7.50%, (100, 05/10/29) (h)	770	815
6.48%, 10/24/29	1,440	1,532

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Grupo Aval Acciones y Valores S.A.
4.38%, 02/04/30 (c)	390	369
GTCR W-2 Merger Sub LLC
8.50%, 01/15/31, GBP (c)	140	202
Howden UK Refinance 2 PLC
8.13%, 02/15/32 (c)	140	145
Howden UK Refinance PLC
7.25%, 02/15/31 (c)	200	206
HSBC Holdings PLC
4.00%, (100, 03/09/26) (h) (i)	450	447
4.70%, (100, 03/09/31) (h) (i)	410	386
8.00%, (100, 03/07/28) (h)	295	313
HUB International Limited
7.25%, 06/15/30 (c)	495	516
7.38%, 01/31/32 (c)	60	63
Huntington Bancshares Incorporated
4.45%, (100, 10/15/27) (h)	383	378
ING Groep N.V.
3.88%, (100, 05/16/27) (h) (i)	1,045	1,002
4.25%, (100, 05/16/31) (h) (i)	1,005	891
5.75%, (100, 11/16/26) (h) (i)	846	848
Intesa Sanpaolo S.p.A
6.38%, (100, 03/30/28), EUR (f) (h)	265	327
Jane Street Group, LLC
7.13%, 04/30/31 (c)	235	247
Jerrold Finco PLC
7.50%, 06/15/31, GBP (f)	274	376
Jones Deslauriers Insurance Management Inc.
8.50%, 03/15/30 (c)	75	79
6.88%, 10/01/33 (c)	245	244
JPMorgan Chase & Co.
3.65%, (100, 06/01/26) (h)	65	64
7.14%, (3 Month Term SOFR + 2.84%), (100, 11/01/25) (b) (h)	159	160
5.30%, 07/24/29	1,440	1,484
Liberty Mutual Group Inc.
4.13%, 12/15/51 (c)	690	679
Lloyds Banking Group PLC
8.00%, (100, 09/27/29) (h) (i)	640	690
6.07%, 06/13/36	1,125	1,182
M&T Bank Corporation
3.50%, (100, 09/01/26) (h)	1,095	1,057
MetLife, Inc.
6.35%, 03/15/55	445	473
Morgan Stanley
1.51%, 07/20/27	1,440	1,409
5.32%, 07/19/35	730	753
Nationwide Building Society
4.13%, 10/18/32 (c)	835	825
5.54%, 07/14/36 (c)	920	945
NatWest Group PLC
4.60%, (100, 06/28/31) (h) (i)	2,075	1,899
6.00%, (100, 12/29/25) (h) (i)	205	205
Navient Corporation
5.50%, 03/15/29 (d)	260	255
7.88%, 06/15/32 (d)	335	353
Nordea Bank Abp
3.75%, (100, 03/01/29) (c) (d) (h) (i)	1,015	940
OneMain Finance Corporation
6.63%, 05/15/29	65	67
6.13%, 05/15/30	235	239
7.13%, 11/15/31 - 09/15/32	505	523
6.50%, 03/15/33	120	120
Panther Escrow Issuer LLC
7.13%, 06/01/31 (c)	135	140
PennyMac Financial Services, Inc.
7.88%, 12/15/29 (c)	155	165
6.88%, 05/15/32 - 02/15/33 (c)	490	507
6.75%, 02/15/34 (c)	90	92
Progroup AG
5.38%, 04/15/31, EUR (d) (f)	611	723
Provident Funding Mortgage Loan Trust 2005-1
9.75%, 09/15/29 (c)	325	344
RITHM Capital Corp.
8.00%, 07/15/30 (c)	280	287
Rocket Companies, Inc.
6.38%, 08/01/33 (c)	230	238
Rocket Mortgage, LLC
4.00%, 10/15/33 (c)	120	110
Santander UK Group Holdings PLC
6.83%, 11/21/26	1,010	1,013
Shift4 Payments, LLC
6.75%, 08/15/32 (c)	470	486
5.50%, 05/15/33, EUR (f)	270	330
SLM Corporation
6.50%, 01/31/30	305	318
Starwood Property Trust, Inc.
5.25%, 10/15/28 (c)	120	120
7.25%, 04/01/29 (c)	75	79
6.50%, 07/01/30 (c)	530	549
Sumitomo Mitsui Financial Group, Inc.
3.01%, 10/19/26	340	336
The PNC Financial Services Group, Inc.
3.40%, (100, 09/15/26) (h)	1,990	1,929
5.00%, (100, 11/01/26) (h)	30	30
6.25%, (100, 03/15/30) (h)	465	477
Truist Financial Corporation
5.10%, (100, 03/01/30) (h)	90	90
4.87%, 01/26/29	1,440	1,462
Turkiye Vakiflar Bankasi T.A.O.
8.99%, 10/05/34 (c)	300	316
U S I, Inc.
7.50%, 01/15/32 (c)	60	63
U.S. Bancorp
3.70%, (100, 01/15/27) (h)	3,445	3,335
6.79%, 10/26/27	1,440	1,479
UBS Group AG
7.00%, (100, 02/10/30) (c) (h) (i)	625	641
9.25%, (100, 11/13/33) (c) (h) (i)	1,415	1,687
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A.
5.38%, 04/16/34, EUR (f)	450	560
UWM Holdings, LLC
6.63%, 02/01/30 (c)	205	209
6.25%, 03/15/31 (c)	85	85
VistaJet Malta Finance P.L.C.
6.38%, 02/01/30 (c)	325	317
Volkswagen International Finance N.V.
3.75%, (100, 12/28/27), EUR (f) (h)	500	585
Walker & Dunlop, Inc.
6.63%, 04/01/33 (c)	245	252
Wells Fargo & Company
3.90%, (100, 03/15/26) (h)	625	620
4.97%, 04/23/29	1,440	1,467
5.39%, 04/24/34	780	811
5.56%, 07/25/34	1,775	1,864
XP Inc.
6.75%, 07/02/29 (c)	280	287
		95,742
Consumer Discretionary 4.1%
888 Acquisitions Limited
10.75%, 05/15/30, GBP (c)	100	134
Accor
4.88%, (100, 06/06/30), EUR (f) (h)	500	602
Afflelou
6.00%, 07/25/29, EUR (c)	230	281
Allwyn Entertainment Financing (UK) PLC
7.88%, 04/30/29 (c)	210	218
Aramark International Finance S.a r.l.
4.38%, 04/15/33, EUR (f)	352	413
Azelis Finance
4.75%, 09/25/29, EUR (c) (d)	310	375
B&M European Value Retail S.A.
4.00%, 11/15/28, GBP (f)	500	646
8.13%, 11/15/30, GBP (f)	215	305
6.50%, 11/27/31, GBP (f)	190	259
Banijay Entertainment
7.00%, 05/01/29, EUR (c)	775	944
Bath & Body Works, Inc.
6.63%, 10/01/30 (c)	360	368

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
6.88%, 11/01/35	75	78
Beach Acquisition Bidco, LLC
5.25%, 07/15/32, EUR (f)	275	331
10.00%, 07/15/33 (c) (j)	525	567
Beazer Homes USA, Inc.
7.50%, 03/15/31 (c)	310	315
BK LC Lux Finco 1 S.a r.l.
5.25%, 04/30/29, EUR (f)	555	657
Boots Group Finco LP
5.38%, 08/31/32, EUR (f)	275	331
Bubbles BidCo S.p.A.
6.50%, 09/30/31, EUR (f)	400	480
Caesars Entertainment, Inc.
4.63%, 10/15/29 (c) (d)	175	167
6.00%, 10/15/32 (c) (d)	415	409
Carnival Corporation
6.13%, 02/15/33 (c)	260	267
CD&R Firefly Bidco PLC
8.63%, 04/30/29, GBP (f)	180	254
CDI Escrow Issuer, Inc.
5.75%, 04/01/30 (c)	380	380
Ceconomy AG
6.25%, 07/15/29, EUR (f)	501	619
Churchill Downs Incorporated
6.75%, 05/01/31 (c)	345	354
Cirsa Finance International S.a r.l.
7.88%, 07/31/28, EUR (f)	401	490
6.50%, 03/15/29, EUR (f)	195	238
Clarios Global LP
6.75%, 09/15/32 (c)	555	567
Cougar JV Subsidiary, LLC
8.00%, 05/15/32 (c)	440	468
CPUK Mortgage Finance Limited
4.50%, 08/28/27, GBP (e) (f)	260	342
6.50%, 08/28/50, GBP (f)	130	174
CT Investment GmbH
6.38%, 04/15/30, EUR (c)	420	511
Dana Financing Luxembourg S.a r.l.
8.50%, 07/15/31, EUR (f)	223	282
Dealer Tire, LLC
8.00%, 02/01/28 (c)	215	213
Deuce Finco PLC
5.50%, 06/15/27, GBP (f)	300	403
DexKo Global Inc.
6.63%, 10/15/29 (c) (d)	190	163
Discovery Communications, LLC
4.13%, 05/15/29	115	111
Dufry One B.V.
4.50%, 05/23/32, EUR (f)	475	571
Elior Group
5.63%, 03/15/30, EUR (f)	295	354
Eroski Sociedad Cooperativa
10.63%, 04/30/29, EUR (f)	481	599
Essendi S.A.
5.50%, 11/15/31, EUR (f)	400	483
Flutter Treasury Designated Activity Company
5.00%, 04/29/29, EUR (f)	170	206
6.13%, 06/04/31, GBP (f)	200	270
FNAC Darty
6.00%, 04/01/29, EUR (f)	200	245
Food Service Project SL
5.50%, 01/21/27, EUR (f)	110	129
Forvia
5.63%, 06/15/30, EUR (f)	265	321
6.75%, 09/15/33 (c)	200	203
Fressnapf Holding SE
5.25%, 10/31/31, EUR (f)	546	647
Gates Corporation
6.88%, 07/01/29 (c)	115	119
Goldstory
6.75%, 02/01/30, EUR (f)	140	170
6.75%, 02/01/30, EUR (c)	100	122
IHO Verwaltungs GmbH
8.75%, 05/15/28, EUR (f) (j)	415	509
7.75%, 11/15/30 (c) (j)	300	315
Jaguar Land Rover Automotive PLC
4.50%, 07/15/28, EUR (f)	426	503
K. Hovnanian Enterprises, Inc.
8.00%, 04/01/31 (c)	185	190
8.38%, 10/01/33 (c)	180	185
K2016470219 (South Africa) Ltd
8.00%, 05/07/49, EUR (c) (j) (k) (l)	4,042	5
KB Home
7.25%, 07/15/30	265	274
LCM Investments Holdings II, LLC
8.25%, 08/01/31 (c)	285	301
LGI Homes, Inc.
7.00%, 11/15/32 (c)	445	435
Light & Wonder, Inc.
6.63%, 03/01/30 (c)	455	423
Light and Wonder International, Inc.
6.25%, 10/01/33 (c)	620	621
Lindblad Expeditions, LLC
7.00%, 09/15/30 (c)	265	270
Lottomatica S.p.A.
5.38%, 06/01/30, EUR (f)	180	219
Magic Mergeco, Inc.
5.25%, 05/01/28 (c)	135	124
7.88%, 05/01/29 (c)	155	130
Magnum Management Corporation
5.25%, 07/15/29	145	140
Maison Finco PLC
6.00%, 10/31/27, GBP (f)	304	405
MCE Finance Limited
5.63%, 07/17/27 (c)	595	595
MercadoLibre, Inc.
3.13%, 01/14/31	2,280	2,107
Midwest Gaming Borrower, LLC
4.88%, 05/01/29 (c)	465	452
Miller Homes Group (Finco) PLC
7.00%, 05/15/29, GBP (f)	200	270
Mohegan Escrow Issuer, LLC
8.25%, 04/15/30 (c)	270	281
Motel One GmbH
7.75%, 04/02/31, EUR (f)	200	253
NCL Corporation Ltd.
7.75%, 02/15/29 (c)	85	91
5.88%, 01/15/31 (c)	60	60
6.75%, 02/01/32 (c)	470	483
6.25%, 09/15/33 (c)	35	35
Next Group PLC
3.63%, 05/18/28, GBP (f)	300	394
Nissan Motor Acceptance Company LLC
7.05%, 09/15/28 (c)	50	52
5.63%, 09/29/28 (c)	50	50
5.55%, 09/13/29 (c)	20	20
6.13%, 09/30/30 (c)	40	40
Nissan Motor Co., Ltd.
5.25%, 07/17/29, EUR (f)	395	472
7.50%, 07/17/30 (c)	75	79
4.81%, 09/17/30 (c)	215	202
7.75%, 07/17/32 (c)	60	63
8.13%, 07/17/35 (c)	95	102
Patrick Industries, Inc.
6.38%, 11/01/32 (c)	325	330
PENN Entertainment, Inc.
5.63%, 01/15/27 (c)	50	50
4.13%, 07/01/29 (c)	370	347
PetSmart, LLC
7.50%, 09/15/32 (c)	325	326
10.00%, 09/15/33 (c)	170	172
Peu (Fin) PLC
7.25%, 07/01/28, EUR (c)	640	780
Pinewood Finco PLC
6.00%, 03/27/30, GBP (c)	405	547
Pinnacle Bidco PLC
10.00%, 10/11/28, GBP (c)	651	923
Punch Finance PLC
7.88%, 12/30/30, GBP (f)	335	458

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Rakuten Group, Inc.
4.25%, (100, 04/22/27), EUR (f) (h)	200	230
9.75%, 04/15/29 (c)	215	242
Resideo Funding Inc.
6.50%, 07/15/32 (c)	335	343
Schaeffler AG
4.75%, 08/14/29, EUR (f)	100	120
4.50%, 03/28/30, EUR (f)	1,000	1,190
Six Flags Operations Inc.
7.25%, 05/15/31 (c)	260	260
6.63%, 05/01/32 (c)	125	127
TAP–Transportes Aereos Portugueses, SGPS, S.A.
5.13%, 11/15/29, EUR (f)	600	726
The Goodyear Tire & Rubber Company
5.00%, 07/15/29	200	193
5.25%, 04/30/31 (d)	160	151
TKC Holdings, Inc.
6.88%, 05/15/28 (c)	215	217
10.50%, 05/15/29 (c)	135	139
Travel + Leisure Co.
6.13%, 09/01/33 (c)	160	160
TUI Cruises GmbH
5.00%, 05/15/30, EUR (f)	250	301
TVL Finance PLC
10.25%, 04/28/28, GBP (f)	139	189
United Parks And Resorts Inc.
5.25%, 08/15/29 (c)	350	345
V.F. Corporation
4.25%, 03/07/29, EUR	175	206
Valeo
5.88%, 04/12/29, EUR (d) (f)	200	252
4.50%, 04/11/30, EUR (f)	600	716
5.13%, 05/20/31, EUR (f)	200	241
Verde Purchaser, LLC
10.50%, 11/30/30 (c)	450	483
Viking Cruises Limited
5.88%, 10/15/33 (c)	625	624
Waga Bondco Limited
8.50%, 06/15/30, GBP (f)	250	314
Warnermedia Holdings, Inc.
4.28%, 03/15/32 (d)	380	348
5.05%, 03/15/42	160	128
Whirlpool Corporation
6.13%, 06/15/30	150	151
6.50%, 06/15/33	150	150
Windsor Holdings III, LLC
8.50%, 06/15/30 (c)	255	269
ZF Friedrichshafen AG
6.13%, 03/13/29, EUR (f)	300	359
3.00%, 10/23/29, EUR (f)	800	854
7.00%, 06/12/30, EUR (f)	100	122
ZF North America Capital, Inc.
6.88%, 04/14/28 - 04/23/32 (c)	140	140
6.75%, 04/23/30 (c)	315	307
7.50%, 03/24/31 (c)	235	233
		44,068
Communication Services 3.9%
Altice France
4.13%, 01/15/29, EUR (f)	992	1,004
Altice France Holding S.A.
5.50%, 01/15/28 (c)	200	176
Arqiva Broadcast Finance PLC
8.63%, 07/01/30, GBP (f)	237	332
AT&T Inc.
1.65%, 02/01/28	1,440	1,363
Bell Canada inc.
6.88%, 09/15/55	640	664
7.00%, 09/15/55	440	459
British Telecommunications Public Limited Company
8.38%, 12/20/83, GBP (f)	1,119	1,614
Cable One, Inc.
4.00%, 11/15/30 (c) (d)	135	114
Cablevision Lightpath LLC
5.63%, 09/15/28 (c)	115	113
CCO Holdings, LLC
5.38%, 06/01/29 (c)	350	348
6.38%, 09/01/29 (c)	245	249
4.75%, 03/01/30 (c)	330	317
4.50%, 08/15/30 (c)	130	123
4.25%, 02/01/31 (c)	360	332
4.50%, 05/01/32	2,375	2,162
4.50%, 06/01/33 (c)	65	58
4.25%, 01/15/34 (c)	75	65
Charter Communications Operating, LLC
3.50%, 06/01/41	670	490
5.75%, 04/01/48	445	403
4.80%, 03/01/50	465	368
6.70%, 12/01/55	1,165	1,178
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/28 (c)	80	80
7.50%, 06/01/29 - 03/15/33 (c)	355	366
7.13%, 02/15/31 (c)	275	285
CommScope, LLC.
9.50%, 12/15/31 (c)	445	461
CSC Holdings, LLC
5.38%, 02/01/28 (c)	105	92
7.50%, 04/01/28 (c)	210	152
11.25%, 05/15/28 (c)	675	625
11.75%, 01/31/29 (c)	175	148
6.50%, 02/01/29 (c)	265	196
5.75%, 01/15/30 (c)	40	15
4.50%, 11/15/31 (c)	30	20
DISH DBS Corporation
5.25%, 12/01/26 (c)	330	324
7.38%, 07/01/28	305	281
EchoStar Corporation
10.75%, 11/30/29	570	627
6.75%, 11/30/30 (j)	295	304
Engineering S.R.L.
11.13%, 05/15/28, EUR (f)	200	250
Eutelsat S.A.
2.25%, 07/13/27, EUR (f)	500	579
Iliad Holding
5.63%, 10/15/28, EUR (f)	1,168	1,389
7.00%, 10/15/28 - 04/15/32 (c)	265	270
8.50%, 04/15/31 (c)	95	102
Koninklijke KPN N.V.
6.00%, (100, 09/21/27), EUR (f) (h)	170	211
Level 3 Financing, Inc.
4.88%, 06/15/29 (c)	200	190
6.88%, 06/30/33 (c)	610	622
7.00%, 03/31/34 (c)	505	514
Lorca Telecom Bondco S.A.
4.00%, 09/18/27, EUR (f)	1,310	1,538
Lumen Technologies, Inc.
4.50%, 01/15/29 (c)	90	82
McGraw-Hill Education, Inc.
7.38%, 09/01/31 (c)	275	286
Midcontinent Communications
8.00%, 08/15/32 (c)	415	427
Millicom International Cellular S.A.
5.13%, 01/15/28 (c)	2,268	2,260
MVC Acquisition Corp.
5.75%, 08/01/28 (c)	70	70
8.00%, 08/01/29 (c)	50	51
Odido Group Holding B.V.
5.50%, 01/15/30, EUR (f)	120	142
Optics BidCo S.p.A.
6.88%, 02/15/28, EUR (f)	620	777
7.88%, 07/31/28, EUR	508	659
6.38%, 11/15/33 (c)	450	448
7.20%, 07/18/36 (c)	110	111
PLT VII Finance S.a r.l.
6.00%, 06/15/31, EUR (f)	200	244
Proximus
4.75%, (100, 07/02/31), EUR (f) (h)	600	711
Rogers Communications Inc.
7.00%, 04/15/55	775	809
7.13%, 04/15/55	430	456

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
SoftBank Group Corp.
5.25%, 10/10/29, EUR (f)	235	284
5.88%, 07/10/31, EUR (f)	310	382
Telecom Italia S.p.A.
2.38%, 10/12/27, EUR (d) (f)	250	294
7.88%, 07/31/28, EUR (f)	339	443
Telefonica Europe B.V.
2.88%, (100, 06/24/27), EUR (f) (h)	600	694
5.75%, (100, 01/15/32), EUR (f) (h)	200	248
6.14%, (100, 02/03/30), EUR (f) (h)	400	507
6.75%, (100, 06/07/31), EUR (f) (h)	300	393
7.13%, (100, 08/23/28), EUR (f) (h)	200	257
TMNL Holding B.V
3.75%, 01/15/29, EUR (f)	480	558
T-Mobile USA, Inc.
3.88%, 04/15/30	1,480	1,450
United Group B.V.
4.63%, 08/15/28, EUR (f)	180	210
5.25%, 02/01/30, EUR (c)	470	546
Uniti Group Inc.
6.50%, 02/15/29 (c) (d)	290	272
UPCB Finance VII Limited
3.63%, 06/15/29, EUR (f)	406	474
Virgin Media Vendor Financing Notes III Designated Activity Company
4.88%, 07/15/28, GBP (f)	705	923
VMED O2 UK Financing I PLC
4.50%, 07/15/31, GBP (f)	700	859
4.75%, 07/15/31 (c)	215	202
Vodafone Group Public Limited Company
5.75%, 06/28/54	555	546
4.20%, 10/03/78, EUR (f)	266	320
4.88%, 10/03/78, GBP (f)	300	403
3.00%, 08/27/80, EUR (f)	278	314
6.50%, 08/30/84, EUR (f)	500	641
Wayfair LLC
7.25%, 10/31/29 (c)	105	109
Windstream Services, LLC
8.25%, 10/01/31 (c)	325	337
7.50%, 10/15/33 (c)	315	315
Zayo Group Holdings, Inc.
9.25%, 03/09/30 (c) (d) (j)	158	151
13.75%, 09/09/30 (c) (d) (j)	94	89
Zegona Finance PLC
6.75%, 07/15/29, EUR (f)	230	286
Ziggo B.V.
2.88%, 01/15/30, EUR (f)	135	150
Ziggo Bond Company B.V.
6.13%, 11/15/32, EUR (f)	135	152
		41,915
Energy 3.3%
3R Lux
9.75%, 02/05/31 (c)	235	248
Antero Midstream Partners LP
6.63%, 02/01/32 (c)	560	577
Archrock Partners, L.P.
6.63%, 09/01/32 (c)	355	364
Ascent Resources - Utica, LLC
5.88%, 06/30/29 (c)	415	415
6.63%, 10/15/32 (c)	285	291
Bip-V Chinook
5.50%, 06/15/31 (c)	55	54
BKV Upstream Midstream, LLC
7.50%, 10/15/30 (c)	245	245
BP Capital Markets P.L.C.
3.25%, (100, 03/22/26), EUR (f) (h)	700	822
4.38%, (100, 08/19/31), EUR (f) (h)	100	120
Buckeye Partners, L.P.
6.75%, 02/01/30 (c)	380	395
California Resources Corporation
7.00%, 01/15/34 (c)	110	109
Civitas Resources, Inc.
8.38%, 07/01/28 (c)	40	41
8.63%, 11/01/30 (c)	530	549
8.75%, 07/01/31 (c)	30	31
9.63%, 06/15/33 (c)	305	323
Colgate Energy Partners III, LLC
5.88%, 07/01/29 (c)	200	200
Comstock Resources, Inc.
6.75%, 03/01/29 (c)	801	800
CQP Holdco LP
7.50%, 12/15/33 (c)	65	71
Crescent Energy Finance LLC
7.63%, 04/01/32 (c)	435	432
7.38%, 01/15/33 (c)	120	117
Ecopetrol S.A.
4.63%, 11/02/31	395	354
8.88%, 01/13/33	1,030	1,116
8.38%, 01/19/36	170	176
5.88%, 05/28/45 - 11/02/51	300	226
Enbridge Inc.
8.25%, 01/15/84 (i)	300	322
Energy Transfer LP
5.60%, 09/01/34	1,440	1,478
8.00%, 05/15/54	380	406
Excelerate Energy Limited Partnership
8.00%, 05/15/30 (c)	470	500
FS Luxembourg S.a r.l.
8.63%, 06/25/33 (c)	185	192
Genesis Energy, L.P.
8.25%, 01/15/29	235	245
7.88%, 05/15/32	199	208
8.00%, 05/15/33	520	545
Geopark Limited
8.75%, 01/31/30 (c)	90	81
Global Partners LP
7.13%, 07/01/33 (c)	415	426
Golar LNG Limited
7.50%, 10/02/30 (c)	375	371
Gran Tierra Energy Inc.
9.50%, 10/15/29 (c)	340	287
Harvest Midstream I, L.P.
7.50%, 09/01/28 (c)	295	298
7.50%, 05/15/32 (c)	630	646
Hilcorp Energy I, L.P.
6.00%, 04/15/30 (c)	260	256
8.38%, 11/01/33 (c)	125	131
6.88%, 05/15/34 (c)	220	212
7.25%, 02/15/35 (c)	430	421
Howard Midstream Energy Partners, LLC
7.38%, 07/15/32 (c)	525	545
ITT Holdings LLC
6.50%, 08/01/29 (c)	160	157
Joint Stock Company National Company Kazmunaygas
5.38%, 04/24/30 (c)	980	1,008
5.75%, 04/19/47 (c)	375	351
Kimmeridge Texas Gas, LLC
8.50%, 02/15/30 (c)	730	760
Kinder Morgan, Inc.
5.55%, 06/01/45	675	656
Kodiak Gas Services, LLC
6.50%, 10/01/33 (c)	240	244
6.75%, 10/01/35 (c)	240	246
Matador Resources Company
6.50%, 04/15/32 (c)	310	314
6.25%, 04/15/33 (c)	130	131
MPLX LP
5.95%, 04/01/55	1,455	1,422
MV24 Capital B.V.
6.75%, 06/01/34 (c)	161	160
NGL Energy Operating LLC
8.13%, 02/15/29 (c)	900	923
Noble Finance II LLC
8.00%, 04/15/30 (c)	520	538
Northern Oil and Gas Incorporated
7.88%, 10/15/33 (c)	215	214
Northriver Midstream Finance LP
6.75%, 07/15/32 (c)	55	56

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Permian Resources Operating, LLC
7.00%, 01/15/32 (c)	125	130
6.25%, 02/01/33 (c)	170	173
Petroleos Mexicanos
4.75%, 02/26/29, EUR (f)	335	395
6.70%, 02/16/32	185	183
6.35%, 02/12/48	505	402
7.69%, 01/23/50	1,375	1,249
PT Pertamina (Persero)
6.45%, 05/30/44 (c)	260	279
Raizen Fuels Finance S.A.
6.95%, 03/05/54 (c)	225	209
Rockcliff Energy II LLC
5.50%, 10/15/29 (c)	505	494
Rockies Express Pipeline LLC
6.75%, 03/15/33 (c)	520	543
6.88%, 04/15/40 (c)	290	299
Saudi Arabian Oil Company
5.75%, 07/17/54 (c)	240	239
Sierracol Energy Andina, LLC
6.00%, 06/15/28 (c)	215	208
SM Energy Company
7.00%, 08/01/32 (c)	430	430
Tallgrass Energy Partners, LP
5.50%, 01/15/28 (c)	260	259
6.00%, 12/31/30 - 09/01/31 (c)	790	776
Tennessee Gas Pipeline Company, L.L.C.
2.90%, 03/01/30 (c)	740	693
TotalEnergies SE
4.50%, (100, 08/19/34), EUR (f) (h)	300	356
Transmontaigne Partners LLC
8.50%, 06/15/30 (c)	240	250
Transocean Inc
8.25%, 05/15/29 (c)	105	104
8.50%, 05/15/31 (c)	120	118
Transocean International Limited
7.88%, 10/15/32 (c)	100	104
USA Compression Finance Corp.
7.13%, 03/15/29 (c)	520	537
Venture Global LNG, Inc.
8.13%, 06/01/28 (c)	215	223
7.00%, 01/15/30 (c) (d)	90	93
8.38%, 06/01/31 (c)	660	693
9.88%, 02/01/32 (c)	70	76
Venture Global Plaquemines LNG, LLC
6.50%, 01/15/34 (c)	180	190
6.75%, 01/15/36 (c)	180	191
WBI Operations LLC
6.25%, 10/15/30 (c)	190	190
6.50%, 10/15/33 (c)	165	165
Western Midstream Operating, LP
5.50%, 08/15/48	500	445
5.25%, 02/01/50 (e) (m)	1,380	1,202
Wintershall Dea GmbH
3.00%, (100, 07/20/28), EUR (f) (h)	300	339
		35,063
Utilities 3.2%
A2a S.P.A.
5.00%, (100, 06/11/29), EUR (f) (h)	406	496
Alliant Energy Corporation
5.75%, 04/01/56	860	862
Alpha Generation LLC
6.75%, 10/15/32 (c)	785	811
American Electric Power Company, Inc.
7.05%, 12/15/54 (d)	1,040	1,088
6.05%, 03/15/56	205	205
APA Infrastructure Limited
7.13%, 11/09/83, EUR (f)	300	388
AusNet Services Holdings Pty Ltd
1.63%, 03/11/81, EUR (f)	543	627
CenterPoint Energy, Inc.
6.70%, 05/15/55	1,380	1,426
5.95%, 04/01/56	1,520	1,520
CMS Energy Corporation
6.50%, 06/01/55	1,460	1,507
Comision Federal De Electricidad, E.P.E.
5.70%, 01/24/30 (c)	225	228
Dominion Energy, Inc.
4.25%, 06/01/28	1,440	1,442
6.63%, 05/15/55	1,710	1,772
6.20%, 02/15/56	330	332
EDP, S.A.
4.75%, 05/29/54, EUR (f)	500	606
4.63%, 09/16/54, EUR (f)	600	723
5.94%, 04/23/83, EUR (f)	200	249
Electricite de France
2.63%, (100, 12/01/27), EUR (f) (h)	1,200	1,370
3.38%, (100, 06/15/30), EUR (f) (h)	400	450
7.50%, (100, 09/06/28), EUR (f) (h)	1,200	1,546
Elia Group
5.85%, (100, 03/15/28), EUR (f) (h)	300	370
ENEL - SPA
4.50%, (100, 10/14/32), EUR (f) (h)	391	465
6.38%, (100, 04/16/28), EUR (f) (h)	450	567
Energia Group Roi Financeco Designated Activity Company
6.88%, 07/31/28, EUR (c)	207	251
Hawaiian Electric Company, Inc.
6.00%, 10/01/33 (c)	270	272
Holding D'infrastructures Des Metiers De L'environnement
4.88%, 10/24/29, EUR (f)	683	831
NextEra Energy Capital Holdings, Inc.
6.38%, 08/15/55	405	421
NRG Energy, Inc.
10.25%, (100, 03/15/28) (c) (h)	215	235
5.75%, 07/15/29 - 01/15/34 (c)	855	856
6.00%, 02/01/33 - 01/15/36 (c)	270	271
Orsted A/S
5.13%, (100, 09/14/29), EUR (f) (h)	690	831
5.25%, 12/08/22, EUR (f)	300	361
PG&E Corporation
5.70%, 03/01/35	365	374
4.95%, 07/01/50	407	350
6.15%, 03/01/55	473	478
6.10%, 10/15/55	1,515	1,513
Saavi Energia S.a r.l.
8.88%, 02/10/35 (c)	195	210
Sempra
6.40%, 10/01/54	1,415	1,445
6.38%, 04/01/56	775	796
SSE PLC
4.00%, (100, 01/21/28), EUR (f) (h)	400	475
Stedin Holding N.V.
1.50%, (100, 12/31/26), EUR (f) (h)	200	228
The Southern Company
4.00%, 01/15/51	1,320	1,316
1.88%, 09/15/81, EUR	536	605
UGI International, LLC
2.50%, 12/01/29, EUR (f)	160	177
Vattenfall AB
6.88%, 08/17/83, GBP (f)	300	413
Venture Global Plaquemines LNG, LLC
7.50%, 05/01/33 (c)	87	96
7.75%, 05/01/35 (c)	183	207
Veolia Environnement
2.50%, (100, 01/20/29), EUR (f) (h)	800	899
4.37%, (100, 05/20/30), EUR (f) (h)	200	239
5.99%, (100, 11/22/28), EUR (f) (h)	500	627
Vistra Corp.
7.00%, (100, 12/15/26) (c) (h)	490	497
Vistra Operations Company LLC
7.75%, 10/15/31 (c)	170	180
		34,504
Industrials 2.8%
AAR Escrow Issuer, LLC
6.75%, 03/15/29 (c)	100	103

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Abertis Infraestructuras Finance B.V.
4.75%, (100, 11/23/30), EUR (f) (h)	100	120
4.87%, (100, 11/28/29), EUR (f) (h)	500	605
ADT Security Corporation, The
5.88%, 10/15/33 (c)	360	360
Aeropuertos Dominicanos Siglo XXI, S.A.
7.00%, 06/30/34 (c)	580	610
Air France - KLM
4.63%, 05/23/29, EUR (f)	300	365
Ambipar Lux S.a r.l.
9.88%, 02/06/31 (c)	170	30
American Airlines, Inc.
5.75%, 04/20/29 (c)	780	783
Amsted Industries Incorporated
6.38%, 03/15/33 (c)	670	688
Ardagh Metal Packaging Finance Public Limited Company
4.00%, 09/01/29 (c)	585	541
Artera Services, LLC
8.50%, 02/15/31 (c) (d)	185	164
Assemblin Caverion Group AB
6.25%, 07/01/30, EUR (f)	456	558
Ats Consolidated, Inc.
5.50%, 04/15/29 (c)	405	403
Boeing Company, The
5.81%, 05/01/50 (m)	2,285	2,283
Bombardier Inc.
7.00%, 06/01/32 (c)	255	267
6.75%, 06/15/33 (c)	365	381
Brand Industrial Services, Inc.
10.38%, 08/01/30 (c)	110	110
Builders FirstSource, Inc.
6.38%, 03/01/34 (c)	125	129
6.75%, 05/15/35 (c)	440	460
Caci International Inc.
6.38%, 06/15/33 (c)	190	196
Calderys Financing II, LLC
11.75%, 06/01/28 (c) (j)	335	350
Clydesdale Acquisition Holdings, Inc.
8.75%, 04/15/30 (c)	25	26
6.75%, 04/15/32 (c)	420	431
CMA CGM
5.00%, 01/15/31, EUR (f)	315	376
Cornerstone Building Brands, Inc.
8.75%, 08/01/28 (c)	185	179
6.13%, 01/15/29 (c)	65	53
Corporation De Securite Garda World
6.00%, 06/01/29 (c)	130	129
8.25%, 08/01/32 (c)	335	348
8.38%, 11/15/32 (c)	185	192
CTEC II GmbH
5.25%, 02/15/30, EUR (d) (f)	385	418
Deutsche Lufthansa Aktiengesellschaft
5.25%, 01/15/55, EUR (d) (f)	300	363
Edge Finco PLC
8.13%, 08/15/31, GBP (f)	260	373
EMRLD Borrower LP
6.38%, 12/15/30, EUR (f)	200	245
Energizer Gamma Acquisition B.V.
3.50%, 06/30/29, EUR (f)	350	403
Enpro Inc.
6.13%, 06/01/33 (c)	180	185
Fedrigoni S.P.A.
6.13%, 06/15/31, EUR (d) (f)	300	350
Fiber Midco S.p.A.
10.00%, 06/15/29, EUR (f) (j)	127	137
Fortress Transportation And Infrastructure Investors LLC
7.00%, 06/15/32 (c)	155	162
Global Infrastructure Solutions Inc.
7.50%, 04/15/32 (c)	135	142
Goat Holdco, LLC
6.75%, 02/01/32 (c)	500	514
Graham Packaging Company Europe LLC
7.13%, 08/15/28 (c)	170	170
Herc Holdings Inc.
7.00%, 06/15/30 (c)	305	317
7.25%, 06/15/33 (c)	417	436
Hillenbrand, Inc.
3.75%, 03/01/31 (d)	395	372
JELD-WEN Holding, Inc.
4.88%, 12/15/27 (c)	65	64
7.00%, 09/01/32 (c) (d)	185	156
Kier Group PLC
9.00%, 02/15/29, GBP (f)	215	304
Lightning Power, LLC
7.25%, 08/15/32 (c)	415	440
Luna 1.5 S.a r.l.
12.00%, 07/01/32 (c) (j)	230	238
Madison IAQ LLC
5.88%, 06/30/29 (c)	630	622
Manitowoc Company, Inc., The
9.25%, 10/01/31 (c)	380	400
Masterbrand, Inc.
7.00%, 07/15/32 (c)	215	222
Mauser Packaging Solutions Holding Company
7.88%, 04/15/27 (c)	295	298
9.25%, 04/15/27 (c)	550	551
MIWD Holdco II LLC
5.50%, 02/01/30 (c) (d)	350	342
Nexans
4.25%, 03/11/30, EUR (f)	600	727
PCF GmbH
4.75%, 04/15/29, EUR (f)	200	180
Prysmian S.p.A.
5.25%, (100, 05/21/30), EUR (f) (h)	389	476
Queen Mergerco, Inc.
6.75%, 04/30/32 (c)	545	566
Quikrete Holdings, Inc.
6.38%, 03/01/32 (c)	235	243
6.75%, 03/01/33 (c)	470	488
Science Applications International Corporation
5.88%, 11/01/33 (c)	205	205
Sensata Technologies, Inc.
6.63%, 07/15/32 (c)	390	404
SPX Flow, Inc.
8.75%, 04/01/30 (c)	320	329
Standard Building Solutions Inc.
4.38%, 07/15/30 (c)	545	523
6.25%, 08/01/33 (c)	85	86
Terex Corporation
6.25%, 10/15/32 (c)	460	469
Toucan Finco Ltd.
9.50%, 05/15/30 (c) (j)	195	191
TransDigm Inc.
6.38%, 03/01/29 - 05/31/33 (c)	505	514
7.13%, 12/01/31 (c)	140	146
6.63%, 03/01/32 (c)	480	494
6.75%, 01/31/34 (c)	470	486
Trident TPI Holdings, Inc.
12.75%, 12/31/28 (c)	255	272
Trivium Packaging Finance B.V.
6.63%, 07/15/30, EUR (f)	205	253
8.25%, 07/15/30 (c)	145	155
12.25%, 01/15/31 (c)	270	292
Vertical Midco GmbH
4.38%, 07/15/27, EUR (f)	924	1,085
Wesco Distribution, Inc.
6.63%, 03/15/32 (c)	460	479
6.38%, 03/15/33 (c)	270	280
XPO, Inc.
7.13%, 02/01/32 (c)	640	672
		29,479
Health Care 2.3%
1261229 B.C. Ltd.
10.00%, 04/15/32 (c)	630	647
AbbVie Inc.
4.80%, 03/15/27	1,370	1,386

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Acadia Healthcare Company, Inc.
5.00%, 04/15/29 (c)	165	162
7.38%, 03/15/33 (c) (d)	155	161
AdaptHealth LLC
6.13%, 08/01/28 (c)	105	105
Amgen Inc.
5.75%, 03/02/63	890	888
Bausch + Lomb Corporation
8.38%, 10/01/28 (c)	430	449
Bausch Health Companies Inc.
5.00%, 01/30/28 - 02/15/29 (c)	285	232
11.00%, 09/30/28 (c)	290	303
5.25%, 01/30/30 (c)	140	99
Bayer Aktiengesellschaft
5.38%, 03/25/82, EUR (f)	800	964
CAB
3.38%, 02/01/28, EUR (f)	385	422
Centrient Holding B.V.
6.75%, 05/30/30, EUR (f)	277	315
Cheplapharm Arzneimittel GmbH
4.38%, 01/15/28, EUR (f)	100	116
7.50%, 05/15/30, EUR (f)	425	514
Cigna Group, The
4.80%, 08/15/38	510	487
Community Health Systems, Inc.
6.00%, 01/15/29 (c)	120	116
4.75%, 02/15/31 (c)	115	99
9.75%, 01/15/34 (c)	120	123
CVS Health Corporation
5.05%, 03/25/48	1,705	1,517
5.63%, 02/21/53	235	223
7.00%, 03/10/55	970	1,019
Ephios Subco 3 S.a r.l.
7.88%, 01/31/31, EUR (f)	525	656
Eurofins Scientific SE
6.75%, (100, 04/24/28), EUR (d) (f) (h)	671	840
Global Medical Response, Inc.
7.38%, 10/01/32 (c)	350	360
Grifols Escrow Issuer S.A.
3.88%, 10/15/28, EUR (f)	200	229
4.75%, 10/15/28 (c)	265	257
Grifols, S.A.
7.50%, 05/01/30, EUR (f)	981	1,212
Grunenthal GmbH
4.63%, 11/15/31, EUR (f)	783	935
Lifepoint Health, Inc.
9.88%, 08/15/30 (c)	235	255
10.00%, 06/01/32 (c)	505	531
Mehilainen Yhtiot Oy
5.13%, 06/30/32, EUR (f)	315	377
Molina Healthcare, Inc.
6.25%, 01/15/33 (c)	615	622
Neopharmed Gentili S.p.A.
7.13%, 04/08/30, EUR (f)	300	367
Nidda Healthcare Holding GmbH
5.63%, 02/21/30, EUR (f)	521	626
Organon & Co.
7.88%, 05/15/34 (c)	180	167
Ray Financing LLC
6.50%, 07/15/31, EUR (c)	650	772
Rossini S.a r.l.
5.86%, (3 Month EURIBOR + 3.88%), 12/31/29, EUR (b) (f)	210	249
Select Medical Corporation
6.25%, 12/01/32 (c)	340	340
Star Parent, Inc.
9.00%, 10/01/30 (c)	560	593
Surgery Center Holdings, Inc.
7.25%, 04/15/32 (c)	545	560
Team Health Holdings, Inc.
8.38%, 06/30/28 (c)	285	291
13.50%, 06/30/28 (c) (j)	161	174
Teva Pharmaceutical Finance Netherlands II B.V.
1.88%, 03/31/27, EUR (f)	155	179
1.63%, 10/15/28, EUR (f)	250	279
7.38%, 09/15/29, EUR	286	378
4.38%, 05/09/30, EUR (f)	1,087	1,304
U.S. Acute Care Solutions, LLC
9.75%, 05/15/29 (c)	180	184
UnitedHealth Group Incorporated
4.65%, 01/15/31	925	938
5.30%, 06/15/35	240	248
		24,270
Consumer Staples 2.3%
AA Bond Co Limited
6.50%, 01/31/26, GBP (e) (f)	35	46
6.50%, 01/31/26, GBP (c) (e)	17	23
8.45%, 01/31/28, GBP (e) (f)	409	584
Albertsons Companies, Inc.
6.25%, 03/15/33 (c)	20	20
Albion Financing 1 S.a r.l.
5.38%, 05/21/30, EUR (f)	276	335
7.00%, 05/21/30 (c)	490	507
Allied Universal Holdco LLC
4.88%, 06/01/28, GBP (f)	275	360
6.00%, 06/01/29 (c)	260	256
7.88%, 02/15/31 (c)	110	115
Amber FinCo PLC
6.63%, 07/15/29, EUR (f)	195	240
Arena Luxembourg Finance S.a r.l.
1.88%, 02/01/28, EUR (f)	371	421
Atlas LuxCo 4 S.a r.l.
4.63%, 06/01/28 (c)	655	642
BCP V Modular Services Finance II PLC
6.13%, 11/30/28, GBP (f)	323	405
BCP V Modular Services Finance PLC
6.75%, 11/30/29, EUR (d) (f)	100	88
Bellis Acquisition Company PLC
8.13%, 05/14/30, GBP (f)	200	257
Boels Topholding B.V.
5.75%, 05/15/30, EUR (c)	660	802
Champions Financing, Inc.
8.75%, 02/15/29 (c) (d)	445	429
Co-operative Group Limited
7.50%, 07/08/26, GBP (e) (f) (m)	100	135
Currenta Group Holdings S.a r.l.
5.50%, 05/15/30, EUR (f)	376	452
Darling Global Finance B.V.
4.50%, 07/15/32, EUR (f)	476	563
Flora Food Management B.V.
6.88%, 07/02/29, EUR (f)	369	432
Froneri Lux Topco S.a r.l.
4.75%, 08/01/32, EUR (f)	280	333
Imperial Brands Finance PLC
5.88%, 07/01/34 (c)	1,440	1,504
5.63%, 07/01/35 (c)	510	521
6.38%, 07/01/55 (c)	430	446
JBS USA Holding Lux S.a r.l.
5.95%, 04/20/35 (c)	225	237
6.38%, 02/25/55 (c)	2,645	2,765
Kapla Holding
5.51%, (3 Month EURIBOR + 3.50%), 07/31/30, EUR (b) (f)	100	118
5.00%, 04/30/31, EUR (f)	115	136
Kroger Co., The
5.00%, 09/15/34	380	383
Mavis Tire Express Services TopCo, Corp.
6.50%, 05/15/29 (c)	175	174
Minerva Luxembourg S.A.
8.88%, 09/13/33 (c)	165	181
Neptune BidCo US Inc.
9.29%, 04/15/29 (c)	490	481
New Immo Holding
6.00%, 03/22/29, EUR (f)	300	366
Ontex Group
5.25%, 04/15/30, EUR (f)	235	282
Opal Bidco SAS
6.50%, 03/31/32 (c)	290	297
Pachelbel BidCo S.p.A.
7.13%, 05/17/31, EUR (f)	397	501

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Performance Food Group, Inc.
6.13%, 09/15/32 (c)	115	118
Perrigo Finance Unlimited Company
5.38%, 09/30/32, EUR	235	284
6.13%, 09/30/32	330	332
Post Holdings, Inc.
6.38%, 03/01/33 (c)	410	414
6.25%, 10/15/34 (c)	55	56
Primo Water Holdings Inc.
3.88%, 10/31/28, EUR (f)	341	399
Q-Park Holding I B.V.
5.13%, 03/01/29, EUR (c)	208	252
5.13%, 02/15/30, EUR (f)	402	487
RAC Bond Co PLC
5.25%, 11/04/27, GBP (f)	100	133
Raven Acquisition Holding LLC
6.88%, 11/15/31 (c)	460	473
RB Global Holdings Inc.
7.75%, 03/15/31 (c)	220	230
Roquette Freres
5.49%, (100, 11/25/29), EUR (f) (h)	300	359
Sudzucker International Finance B.V.
5.95%, (100, 05/28/30), EUR (f) (h)	400	459
Techem Verwaltungsgesellschaft 675 mbH
5.38%, 07/15/29, EUR (f)	686	832
Tereos Finance Groupe I
5.75%, 04/30/31, EUR (d) (f)	135	155
U.S. Foods Inc.
5.75%, 04/15/33 (c)	460	463
Verisure Holding AB
3.25%, 02/15/27, EUR (f)	495	580
7.13%, 02/01/28, EUR (c)	450	545
Verisure Midholding AB
5.25%, 02/15/29, EUR (f)	771	909
Wand NewCo 3, Inc.
7.63%, 01/30/32 (c)	440	464
Williams Scotsman, Inc.
6.63%, 04/15/30 (c)	225	232
7.38%, 10/01/31 (c)	190	198
		24,211
Information Technology 2.1%
Ahead DB Holdings, LLC
6.63%, 05/01/28 (c)	375	375
Almaviva - The Italian Innovation Company S.P.A. In Breve Almaviva S.P.A.
5.00%, 10/30/30, EUR (f)	235	280
Amentum Escrow Corp.
7.25%, 08/01/32 (c)	445	462
Amkor Technology, Inc.
5.88%, 10/01/33 (c)	410	414
AppLovin Corporation
5.50%, 12/01/34	1,535	1,587
5.95%, 12/01/54	243	246
Athenahealth Group Inc.
6.50%, 02/15/30 (c)	615	610
Atos SE
9.00%, 12/18/29, EUR (e) (f)	427	575
5.00%, 12/18/30, EUR (e) (f)	145	160
Belden Inc.
3.88%, 03/15/28, EUR (f)	200	234
Broadcom Inc.
3.14%, 11/15/35 (c)	1,580	1,367
Capstone Borrower, Inc.
8.00%, 06/15/30 (c)	420	440
Cloud Software Group, Inc.
6.50%, 03/31/29 (c)	415	419
9.00%, 09/30/29 (c)	540	560
8.25%, 06/30/32 (c)	200	212
6.63%, 08/15/33 (c)	105	107
Dell International L.L.C.
5.50%, 04/01/35	1,130	1,168
Ellucian Holdings Inc.
6.50%, 12/01/29 (c)	150	153
Fair Isaac Corporation
6.00%, 05/15/33 (c)	230	234
Fortress Intermediate 3, Inc.
7.50%, 06/01/31 (c)	330	346
Foundry JV Holdco LLC
6.25%, 01/25/35 (c)	1,240	1,332
6.10%, 01/25/36 (c)	470	500
6.30%, 01/25/39 (c)	855	921
Gen Digital Inc.
6.25%, 04/01/33 (c)	385	394
Intel Corporation
3.75%, 08/05/27	620	615
4.90%, 08/05/52	860	745
5.60%, 02/21/54	860	826
IPD 3 B.V.
5.39%, (3 Month EURIBOR + 3.38%), 06/15/31, EUR (b) (c)	370	434
Oracle Corporation
2.80%, 04/01/27	1,440	1,412
5.20%, 09/26/35	1,010	1,015
6.00%, 08/03/55	1,405	1,411
5.95%, 09/26/55	1,310	1,306
Synopsys, Inc.
5.15%, 04/01/35	1,200	1,221
TeamSystem S.p.A.
5.00%, 07/01/31, EUR (f)	200	238
UKG Inc.
6.88%, 02/01/31 (c)	530	547
		22,866
Materials 1.7%
Ahlstrom Holding 3 Oy
3.63%, 02/04/28, EUR (d) (f)	402	466
4.88%, 02/04/28 (c)	275	267
Avient Corporation
7.13%, 08/01/30 (c)	65	67
6.25%, 11/01/31 (c)	310	315
Axalta Coating Systems Dutch Holding B B.V.
7.25%, 02/15/31 (c)	290	304
Capstone Copper Corp.
6.75%, 03/31/33 (c)	425	437
Celanese US Holdings LLC
7.05%, 11/15/30 (b) (e) (m)	55	57
6.88%, 07/15/32 (e) (m)	25	26
7.20%, 11/15/33 (b) (e) (m)	25	26
Celulosa Arauco y Constitucion S.A.
4.20%, 01/29/30 (c)	340	328
Century Aluminum Company
6.88%, 08/01/32 (c)	535	555
Champion Iron Canada Inc.
7.88%, 07/15/32 (c)	150	157
Cleveland-Cliffs Inc.
6.88%, 11/01/29 (c)	195	199
7.00%, 03/15/32 (c)	140	142
Constellium SE
5.38%, 08/15/32, EUR (d) (f)	355	429
Corporacion Nacional del Cobre de Chile
3.15%, 01/14/30 (c)	805	763
Diamond Escrow Issuer, LLC
9.75%, 11/15/28 (c)	190	199
First Quantum Minerals Ltd
7.25%, 02/15/34 (c)	170	176
FMG Resources (August 2006) Pty Ltd
6.13%, 04/15/32 (c)	280	289
Freeport-McMoRan Inc.
5.45%, 03/15/43	1,140	1,097
Glencore Finance (Canada) Limited
6.00%, 11/15/41 (f)	1,400	1,448
Guala Closures S.p.A.
3.25%, 06/15/28, EUR (f)	230	265
INEOS Finance PLC
6.75%, 05/15/28 (c)	80	78
Inversion Escrow Issuer, LLC
6.75%, 08/01/32 (c)	355	350
Kaiser Aluminum Corporation
4.50%, 06/01/31 (c)	350	330
KRC Materials, Inc.
7.75%, 05/01/31 (c)	240	252

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Kronos International, Inc.
9.50%, 03/15/29, EUR (f)	400	494
Lune Holdings S.a r.l.
5.63%, 11/15/28, EUR (f)	200	72
Magnera Corporation
7.25%, 11/15/31 (c)	45	42
Metinvest B.V.
7.65%, 10/01/27 (c)	105	84
7.75%, 10/17/29 (c)	565	429
Minera Mexico, S.A. de C.V.
5.63%, 02/12/32 (c)	510	527
Mineral Resources Limited
7.00%, 04/01/31 (c)	625	633
Nexa Resources S.A.
6.60%, 04/08/37 (c)	110	113
Novelis Corporation
4.75%, 01/30/30 (c)	275	265
6.88%, 01/30/30 (c)	280	290
6.38%, 08/15/33 (c)	170	172
Olympus Water US Holding Corporation
3.88%, 10/01/28, EUR (f)	262	306
4.25%, 10/01/28 (c)	155	149
9.63%, 11/15/28, EUR (f)	400	492
6.25%, 10/01/29 (c) (d)	365	354
7.25%, 06/15/31 (c)	230	233
Periama Holdings, LLC
5.95%, 04/19/26 (f)	290	291
Sealed Air Corporation
7.25%, 02/15/31 (c)	25	26
6.50%, 07/15/32 (c) (d)	460	477
Snf Group
4.50%, 03/15/32, EUR (f)	235	282
Sociedad Quimica Y Minera De Chile S.A.
6.50%, 11/07/33 (c)	250	270
5.50%, 09/10/34 (c)	170	172
Suzano Austria GmbH
5.00%, 01/15/30	950	960
Suzano Netherlands B.V.
5.50%, 01/15/36	200	200
Synthomer PLC
7.38%, 05/02/29, EUR (d) (f)	200	216
Taseko Mines Limited
8.25%, 05/01/30 (c)	295	312
W. R. Grace Holdings LLC
5.63%, 08/15/29 (c)	345	321
7.38%, 03/01/31 (c)	265	270
6.63%, 08/15/32 (c)	200	198
White Cap Buyer, LLC
6.88%, 10/15/28 (c) (d)	310	310
		17,982
Real Estate 0.9%
ADLER Financing S.a r.l.
8.25%, 12/31/28, EUR (j)	465	580
Alexandrite Monnet UK HoldCo PLC
10.50%, 05/15/29, EUR (f)	200	256
alstria office AG
5.50%, 03/20/31, EUR (f)	200	243
Arbor Realty SR, Inc.
7.88%, 07/15/30 (c)	270	284
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver
7.25%, 01/31/41 (c)	84	90
Brandywine Operating Partnership, L.P.
8.88%, 04/12/29	205	223
6.13%, 01/15/31	145	145
Castellum Aktiebolag
3.13%, (100, 12/02/26), EUR (f) (h)	300	348
Country Garden Holdings Company Limited
0.00%, 08/06/30 (f) (k) (l)	365	39
CPI Property Group
7.50%, (100, 03/24/31), EUR (f) (h)	204	231
4.00%, 01/22/28, GBP (e) (f) (m)	100	128
1.75%, 01/14/30, EUR (f)	195	199
6.00%, 01/27/32, EUR (f)	843	1,009
Ellington Financial Operating Partnership LLC
7.38%, 09/30/30 (c)	225	225
Extra Space Storage LP
4.95%, 01/15/33	325	327
Globalworth Real Estate Investments Limited
6.25%, 03/31/29, EUR (f)	329	391
Heimstaden AB
8.38%, 01/29/30, EUR (f)	670	816
Heimstaden Bostad AB
2.63%, (100, 02/01/27), EUR (f) (h)	100	113
3.00%, (100, 10/29/27), EUR (f) (h)	253	282
6.25%, (100, 12/04/29), EUR (f) (h)	400	481
1.63%, 10/13/31, EUR (f)	360	369
Ladder Capital Finance Holdings LLLP
7.00%, 07/15/31 (c)	45	47
MPT Operating Partnership, L.P.
7.00%, 02/15/32, EUR (f)	330	404
Necessity Retail Reit, Inc., The
4.50%, 09/30/28 (c)	155	151
Park Intermediate Holdings LLC
5.88%, 10/01/28 (c)	505	504
Pebblebrook Hotel Trust
6.38%, 10/15/29 (c)	255	259
RHP Hotel Properties, LP
6.50%, 06/15/33 (c)	295	304
RLJ III-EM Columbus Lessee, LLC
4.00%, 09/15/29 (c)	320	302
Service Properties Trust
8.63%, 11/15/31 (c)	245	261
Star Holding LLC
8.75%, 08/01/31 (c)	470	466
Uniti Group LP
8.63%, 06/15/32 (c) (d)	45	43
		9,520
Total Corporate Bonds And Notes (cost $370,815)		379,620
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 21.7%
1211 Avenue of The Americas
Series 2015-B-1211, REMIC, 4.09%, 08/10/35 (b)	912	864
1301 Trust 2025-AOA
Series 2025-D-1301, 6.43%, 08/11/30 (b)	1,129	1,129
522 Funding CLO 2019-5, Ltd.
Series 2019-DR-5A, 7.57%, (3 Month Term SOFR + 3.25%), 04/16/35 (b)	2,850	2,800
Ally Bank
Series 2024-C-A, 6.02%, 02/15/28	162	164
Series 2024-D-A, 6.32%, 02/15/28	162	165
Series 2024-E-A, 7.92%, 02/15/28	162	165
Series 2025-C-A, 4.84%, 11/15/29	1,116	1,119
Series 2025-D-A, 4.99%, 12/15/29	809	810
Series 2024-E-B, 6.68%, 09/15/32	303	305
Angel Oak Mortgage Trust 2022-3
Series 2022-A3-3, REMIC, 4.12%, 04/25/26 (b)	866	812
Arby's Funding, LLC
Series 2020-A2-1A, 3.24%, 07/30/27 (e)	1,235	1,194
Avis Budget Rental Car Funding (AESOP) LLC
Series 2025-C-3A, 4.95%, 02/20/29	727	724
Series 2024-C-1A, 6.48%, 06/20/29	650	671
Series 2025-B-2A, 5.51%, 08/20/30	495	504
Series 2025-C-2A, 6.24%, 08/20/30	299	308
BAHA Trust 2024-MAR
Series 2024-A-MAR, REMIC, 6.17%, 12/13/29 (b)	1,025	1,059
Balboa Bay Loan Funding 2024-1 Ltd
Series 2024-D1-1A, 7.53%, (3 Month Term SOFR + 3.20%), 07/20/37 (b)	3,000	3,018
BAMLL Trust 2024-BHP
Series 2024-B-BHP, REMIC, 7.05%, (1 Month Term SOFR + 2.90%), 08/17/26 (b)	656	660
Bank 2019-BNK17
Series 2019-C-BN17, REMIC, 4.51%, 04/17/29 (b)	455	399
Bank 2021-BNK38
Series 2021-C-BN38, REMIC, 3.22%, 12/17/31 (b)	343	278

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Bank5 2023-5YR3
Series 2023-C-5YR3, REMIC, 7.32%, 09/15/28 (b)	331	344
Bank5 2024-5YR5
Series 2024-B-5YR5, REMIC, 6.54%, 02/16/29 (b)	394	409
Bank5 2024-5Yr7
Series 2024-C-5YR7, REMIC, 7.10%, 06/15/29 (b)	433	457
Bank5 2025-5YR17
Series 2025-C-5YR17, REMIC, 0.00%, 10/18/30 (b)	494	493
Series 2025-D-5YR17, REMIC, 4.50%, 10/18/30	459	404
Battalion CLO XXI Ltd.
Series 2021-D-21A, 7.88%, (3 Month Term SOFR + 3.56%), 07/17/34 (b)	1,000	976
Bayview Opportunity Master Fund VII 2024-CAR1, LLC
Series 2024-C-CAR1, 5.86%, (SOFR 30-Day Average + 1.50%), 12/26/31 (b)	116	116
Series 2024-D-CAR1, 6.41%, (SOFR 30-Day Average + 2.05%), 12/26/31 (b)	116	117
Bayview Opportunity Master Fund VII 2024-EDU1, LLC
Series 2024-C-EDU1, 6.16%, (SOFR 30-Day Average + 1.80%), 06/25/47 (b)	261	260
Series 2024-D-EDU1, 7.11%, (SOFR 30-Day Average + 2.75%), 06/25/47 (b)	110	113
Bayview Opportunity Master Fund VII 2025-EDU1 LLC
Series 2025-A-EDU1, REMIC, 5.63%, (SOFR 30-Day Average + 1.30%), 07/27/48 (b) (n)	935	935
Series 2025-B-EDU1, REMIC, 6.03%, (SOFR 30-Day Average + 1.70%), 07/27/48 (b) (n)	1,381	1,381
Series 2025-C-EDU1, REMIC, 6.13%, (SOFR 30-Day Average + 1.80%), 07/27/48 (b) (n)	533	533
Series 2025-D-EDU1, REMIC, 6.58%, (SOFR 30-Day Average + 2.25%), 07/27/48 (b) (n)	487	487
BBCMS 2018-TALL Mortgage Trust
Series 2018-A-TALL, REMIC, 5.07%, (1 Month Term SOFR + 0.92%), 03/16/37 (b) (e)	680	643
Series 2018-B-TALL, REMIC, 5.32%, (1 Month Term SOFR + 1.17%), 03/16/37 (b) (e)	433	403
BBCMS Mortgage Trust 2022-C17
Interest Only, Series 2022-XA-C17, REMIC, 1.15%, 09/17/55 (b)	8,178	529
BBCMS Mortgage Trust 2024-5C31
Series 2024-C-5C31, REMIC, 5.76%, 12/17/29	279	280
Benchmark 2020-B16 Mortgage Trust
Series 2020-C-B16, REMIC, 3.52%, 01/17/30 (b)	391	325
Benchmark 2023-B40 Mortgage Trust
Series 2023-C-B40, REMIC, 7.41%, 12/16/33 (b)	321	337
Benchmark 2024-V6 Mortgage Trust
Series 2024-D-V6, REMIC, 4.00%, 03/16/29	225	202
Series 2024-E-V6, REMIC, 4.00%, 03/16/29	544	478
Benchmark 2024-V8 Mortgage Trust
Series 2024-B-V8, REMIC, 6.95%, 07/15/29 (b)	1,088	1,152
BLP Commercial Mortgage Trust 2025-IND
Series 2025-A-IND, REMIC, 5.35%, (1 Month Term SOFR + 1.20%), 03/15/27 (b)	1,071	1,069
Series 2025-C-IND, REMIC, 5.95%, (1 Month Term SOFR + 1.80%), 03/15/27 (b)	212	211
Blue Stream Issuer, LLC
Series 2024-A2-1A, REMIC, 5.41%, 11/20/29	842	852
BMO 2024-5C3 Mortgage Trust
Series 2024-B-5C3, REMIC, 6.56%, 02/16/29 (b)	203	212
BMO 2024-5C6 Mortgage Trust
Series 2024-C-5C8, REMIC, 5.74%, 12/17/29 (b)	168	168
BRAVO Residential Funding Trust 2025-NQM5
Series 2025-A3-NQM5, REMIC, 5.80%, 02/25/65 (e)	978	981
Series 2025-M1-NQM5, REMIC, 6.34%, 02/25/65 (b)	1,117	1,127
Business Jet Securities 2024-1, LLC
Series 2024-A-1A, 6.20%, 05/15/30	690	704
Series 2024-C-1A, 9.13%, 05/15/30	367	373
Business Jet Securities 2024-2, LLC
Series 2024-B-2A, 5.75%, 09/15/30	388	382
BX Commercial Mortgage Trust 2021-VOLT
Series 2021-D-VOLT, REMIC, 5.91%, (1 Month Term SOFR + 1.76%), 09/15/36 (b)	355	354
Series 2021-E-VOLT, REMIC, 6.26%, (1 Month Term SOFR + 2.11%), 09/15/36 (b)	672	671
Series 2021-F-VOLT, REMIC, 6.66%, (1 Month Term SOFR + 2.51%), 09/15/36 (b)	906	904
BX Commercial Mortgage Trust 2023-XL3
Series 2023-D-XL3, REMIC, 7.74%, (1 Month Term SOFR + 3.59%), 12/15/25 (b)	304	305
BX Commercial Mortgage Trust 2024-GPA2
Series 2024-C-GPA2, 6.34%, (1 Month Term SOFR + 2.19%), 11/15/26 (b)	979	981
BX Commercial Mortgage Trust 2024-KING
Series 2024-C-KING, REMIC, 6.09%, (1 Month Term SOFR + 1.94%), 05/15/26 (b)	815	816
Series 2024-D-KING, REMIC, 6.64%, (1 Month Term SOFR + 2.49%), 05/15/26 (b)	931	933
BX Commercial Mortgage Trust 2024-XL4
Series 2024-C-XL4, REMIC, 6.34%, (1 Month Term SOFR + 2.19%), 02/17/26 (b)	391	392
BX Commercial Mortgage Trust 2024-XL5
Series 2024-D-XL5, REMIC, 6.84%, (1 Month Term SOFR + 2.69%), 03/15/26 (b)	879	880
BX Trust
Series 2024-C-MF, REMIC, 6.09%, (1 Month Term SOFR + 1.94%), 02/17/26 (b)	336	336
Series 2024-D-MF, REMIC, 6.84%, (1 Month Term SOFR + 2.69%), 02/17/26 (b)	768	770
Series 2024-C-BIO, REMIC, 6.79%, (1 Month Term SOFR + 2.64%), 02/15/29 (b)	1,086	1,082
BX Trust 2019-OC11
Series 2019-D-OC11, REMIC, 4.08%, 12/11/29 (b)	775	732
Series 2019-E-OC11, REMIC, 4.08%, 12/11/29 (b)	923	845
BX Trust 2024-VLT4
Series 2024-E-VLT4, REMIC, 7.04%, (1 Month Term SOFR + 2.89%), 06/15/26 (b)	1,070	1,071
BX Trust 2025-GW
Series 2025-D-GW, REMIC, 7.11%, (1 Month Term SOFR + 2.75%), 07/15/42 (b)	1,196	1,200
BX Trust 2025-LIFE
Series 2025-A-LIFE, REMIC, 5.88%, 06/14/35 (b)	2,080	2,144
BX Trust 2025-ROIC
Series 2025-D-ROIC, REMIC, 6.14%, (1 Month Term SOFR + 1.99%), 03/15/27 (b)	1,614	1,610
BX Trust 2025-VLT7
Series 2025-D-VLT7, REMIC, 7.40%, (1 Month Term SOFR + 3.25%), 07/15/30 (b)	1,600	1,612
Castlelake Aircraft Structured Trust 2025-1
Series 2025-C-1A, 7.75%, 08/15/30 (e)	572	559
Castlelake Aircraft Structured Trust 2025-2
Series 2025-A-2A, 5.47%, 08/15/32 (e)	1,644	1,644
CCG Receivables Trust 2024-1
Series 2024-C-1, 5.22%, 04/14/28	362	366
Series 2024-D-1, 5.80%, 04/14/28	560	561
CCG Receivables Trust 2025-1
Series 2025-B-1, 4.69%, 10/14/32	135	136
Series 2025-C-1, 4.89%, 10/14/32	275	278
Series 2025-D-1, 5.28%, 10/14/32	185	187
Chase Home Lending Mortgage Trust 2024-11
Series 2024-A4-11, REMIC, 6.00%, 03/25/32 (b)	986	999
Series 2024-A9A-11, REMIC, 6.00%, 05/25/46 (b)	361	364
Series 2024-A9-11, REMIC, 6.30%, 05/25/46 (b)	156	158
Chase Home Lending Mortgage Trust 2025-10
Series 2025-A9B-10, REMIC, 5.50%, 07/25/56 (b)	1,247	1,252

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Chase Home Lending Mortgage Trust Series 2024-2
Series 2024-A6-3, REMIC, 6.00%, 02/25/29 (b)	979	986
Series 2024-A6A-2, REMIC, 6.00%, 02/25/55 (b)	605	608
Chase Home Lending Mortgage Trust Series 2024-4
Series 2024-A6-4, REMIC, 6.00%, 03/25/29 (b)	1,069	1,077
Citigroup Commercial Mortgage Trust
Series 2023-C-SMRT, REMIC, 6.05%, 06/12/28 (b)	635	643
Citigroup Commercial Mortgage Trust 2017-P8
Series 2017-C-P8, REMIC, 4.25%, 09/17/27 (b)	316	277
Citigroup Commercial Mortgage Trust 2023-PRM3
Series 2023-C-PRM3, REMIC, 6.57%, 07/10/28 (b) (o)	532	546
CLI Funding VI LLC
Series 2020-B-1A, 3.62%, 09/18/30	1,138	1,083
Cloud Capital Holdco LP
Series 2024-A2-1A, 5.78%, 11/23/29	984	999
Series 2024-A2-2A, 5.92%, 11/24/31	638	651
College Ave Student Loans 2021-B, LLC
Series 2021-D-B, 3.78%, 06/25/52	897	839
COLT 2025-6 Mortgage Loan Trust
Series 2025-M1-6, 6.27%, 08/25/70 (b)	763	774
COMM 2014-UBS3 Mortgage Trust
Interest Only, Series 2014-XA-UBS3, REMIC, 0.61%, 06/12/47 (b)	85	—
COMM 2024-277P Mortgage Trust
Series 2024-B-277P, REMIC, 7.23%, 08/06/29 (b)	1,000	1,067
COMM 2024-CBM Mortgage Trust
Series 2024-D-CBM, REMIC, 7.93%, 12/12/29 (b)	472	486
Compass Datacenters Issuer II, LLC
Series 2024-A1-1A, 5.25%, 02/26/29	520	524
Series 2024-A2-1A, 5.75%, 02/26/29	315	319
Series 2024-B-1A, 7.00%, 02/26/29	485	498
Series 2024-A1-2A, 5.02%, 08/27/29	1,257	1,264
CONE Trust 2024-DFW1
Series 2024-A-DFW1, REMIC, 5.79%, (1 Month Term SOFR + 1.70%), 08/15/41 (b)	416	415
Series 2024-D-DFW1, REMIC, 7.19%, (1 Month Term SOFR + 3.10%), 08/15/41 (b)	446	446
Consolidated Communications LLC/Fidium Fiber Finance
Series 2025-A2-1A, 6.00%, 05/20/30	1,648	1,688
Series 2025-C-1A, 9.41%, 05/20/30	1,150	1,209
Crockett Partners Equipment Company IIA LLC
Series 2024-A-1C, 6.05%, 01/20/30	619	626
Series 2024-B-1C, 6.78%, 01/20/30	217	221
Cross 2024-H8 Mortgage Trust
Series 2024-A1-H8, REMIC, 5.55%, 12/25/69 (b)	357	360
Series 2024-A3-H8, REMIC, 5.96%, 12/25/69 (e)	272	274
Series 2024-M1-H8, REMIC, 6.32%, 12/25/69 (b)	175	177
Crown Communication Inc.
Series 2018-C-2, 4.24%, 07/15/28	616	609
CSAIL 2016-C7 Commercial Mortgage Trust
Series 2016-C-C7, REMIC, 4.35%, 11/18/26 (b)	930	849
CyrusOne Data Centers Issuer I LLC
Series 2023-A2-1A, 4.30%, 04/20/28	576	565
Dell Equipment Finance Trust 2024-1
Series 2024-D-1, 6.12%, 12/22/26	400	405
EFMT 2024-INV2
Series 2024-M1-INV2, REMIC, 5.73%, 10/25/69 (b)	495	493
Eleven Madison Trust 2015-11MD Mortgage Trust
Series 2015-A-11MD, REMIC, 3.55%, 09/12/35 (b)	1,008	1,002
Series 2015-D-11MD, REMIC, 3.55%, 09/12/35 (b)	264	261
ELFI Graduate Loan Program 2024-A LLC
Series 2024-A-A, 5.56%, 08/25/49	596	609
Ellington Financial Mortgage Trust 2020-1
Series 2020-B1-1, REMIC, 5.10%, 05/25/65 (b)	870	881
ELM Trust 2024-ELM
Series 2024-D10-ELM, REMIC, 6.63%, 06/11/27 (b)	900	906
Series 2024-D15-ELM, REMIC, 6.67%, 06/11/27 (b)	628	631
Exeter Select Automobile Receivables Trust 2025-2
Series 2025-C-2, 4.91%, 09/15/29	752	757
Foundation Finance Trust 2024-2
Series 2024-B-2A, 4.93%, 03/15/50	181	181
Series 2024-D-2A, 6.59%, 03/15/50	508	517
Foundation Finance Trust 2025-1
Series 2025-A-1A, 4.95%, 04/15/50	681	689
Frontier Issuer LLC
Series 2023-A2-1, 6.60%, 07/20/28	1,237	1,257
Series 2024-B-1, 7.02%, 05/20/31	1,091	1,136
GLS Auto Select Receivables Trust 2024-1
Series 2024-D-1A, 5.95%, 12/17/29	468	479
GLS Auto Select Receivables Trust 2024-4
Series 2024-C-4A, 4.75%, 11/15/30	255	256
Series 2024-D-4A, 5.28%, 10/15/31	272	277
GLS Auto Select Receivables Trust 2025-1
Series 2025-B-1A, 5.04%, 09/15/28	269	271
Series 2025-C-1A, 5.26%, 04/15/29	318	321
Gracie Point International Funding 2024-1, LLC
Series 2024-A-1A, 6.06%, (SOFR 90-Day Average + 1.70%), 03/02/26 (b)	1,365	1,367
GreenSky Home Improvement Issuer Trust 2025-1
Series 2025-B-1A, 5.39%, 03/25/60	497	504
Series 2025-C-1A, 5.69%, 03/25/60	388	395
GreenSky Home Improvement Issuer Trust 2025-2
Series 2025-B-2A, 5.07%, 06/25/60	525	529
Series 2025-C-2A, 5.26%, 06/25/60	401	404
Series 2025-D-2A, 5.56%, 06/25/60	315	318
GS Mortgage Securities Trust 2015-GS1
Series 2015-AS-GS1, REMIC, 4.04%, 11/13/25 (b)	519	508
GS Mortgage Securities Trust 2016-GS2
Series 2016-C-GS2, REMIC, 4.69%, 05/12/26 (b)	540	523
GS Mortgage Securities Trust 2019-GC42
Series 2019-C-GC42, REMIC, 3.70%, 09/12/29 (b)	823	707
GS Mortgage-Backed Securities Trust 2025-PJ8
Series 2025-A19-PJ8, REMIC, 6.00%, 02/25/56 (b)	606	612
Hilton Grand Vacations Trust 2022-1D
Series 2022-D-1D, 6.79%, 06/20/34	203	203
Hilton Grand Vacations Trust 2022-2
Series 2022-B-2A, 4.74%, 08/27/29	199	197
Hilton Grand Vacations Trust 2024-1B
Series 2024-B-1B, 5.99%, 09/15/39	88	89
Series 2024-D-1B, 8.85%, 09/15/39	191	196
Hilton Grand Vacations Trust 2024-2
Series 2024-C-2A, 5.99%, 03/25/38	505	514
Series 2024-D-2A, 6.91%, 03/25/38	125	128
Hilton Grand Vacations Trust 2025-2
Series 2025-B-2A, 4.73%, 05/25/44	1,583	1,588
Series 2025-C-2A, 5.12%, 05/25/44	709	712
Hilton USA Trust 2016-HHV
Series 2016-D-HHV, REMIC, 4.19%, 11/05/26 (b)	1,081	1,067
HPEFS Equipment Trust 2024-2
Series 2024-D-2A, 5.82%, 04/20/32	886	906
Hudson Yards 2025-SPRL Mortgage Trust
Series 2025-C-SPRL, REMIC, 5.95%, 01/15/30 (b)	913	945
Series 2025-D-SPRL, REMIC, 6.34%, 01/15/30 (b)	330	343
Series 2025-E-SPRL, REMIC, 6.68%, 01/15/30 (b)	329	340
Huntington National Bank, The
Series 2024-B1-1, 6.15%, 02/20/28 (c)	736	747
Series 2024-B1-2, 5.44%, 10/20/32	298	301

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Series 2024-C-2, 6.74%, (SOFR 30-Day Average + 2.60%), 10/20/32 (b)	210	211
INTOWN 2025-STAY Mortgage Trust
Series 2025-C-STAY, REMIC, 6.40%, (1 Month Term SOFR + 2.25%), 03/15/27 (b)	1,052	1,050
IP 2025-IP Mortgage Trust
Series 2025-A-IP, REMIC, 5.42%, 06/12/30 (b)	515	524
Series 2025-D-IP, REMIC, 6.53%, 06/12/30 (b)	672	681
Series 2025-E-IP, REMIC, 7.07%, 06/12/30 (b)	384	390
IRV Trust 2025-200P
Series 2025-C-200P, REMIC, 5.73%, 02/14/35 (b)	1,094	1,085
Island Finance Trust 2025-1
Series 2025-A-1A, 6.54%, 03/19/35	981	997
J.P. Morgan Chase Commercial Mortgage Securities Trust 2022-OPO
Series 2022-D-OPO, REMIC, 3.45%, 01/08/27 (b)	935	790
J.P. Morgan Mortgage Trust 2023-HE3
Series 2023-A1-HE3, REMIC, 5.58%, 06/20/31 (b) (o)	347	349
J.P. Morgan Mortgage Trust 2024-4
Series 2024-A6A-4, REMIC, 6.00%, 01/25/29 (b)	344	345
J.P. Morgan Mortgage Trust 2024-HE1
Series 2024-M1-HE1, REMIC, 6.14%, (1 Month Term SOFR + 2.00%), 04/21/31 (b)	357	359
Series 2024-M2-HE1, REMIC, 6.54%, (1 Month Term SOFR + 2.40%), 04/21/31 (b)	271	273
J.P. Morgan Mortgage Trust 2025-NQM3
Series 2025-A2-NQM3, REMIC, 5.65%, 07/25/29 (b) (e)	1,310	1,320
JPMBB Commercial Mortgage Securities Trust 2015-C30
Series 2015-AS-C30, REMIC, 4.23%, 07/17/48 (b)	1,011	984
LHOME Mortgage Trust 2024-RTL4
Series 2024-A1-RTL4, REMIC, 5.92%, 01/25/27 (e)	1,690	1,702
LV Trust 2024-SHOW
Series 2024-C-SHOW, REMIC, 6.28%, 10/10/29 (b)	1,016	1,021
Lyra Music Assets Delaware LP
Series 2025-A2-1A, REMIC, 5.60%, 09/20/30	2,416	2,438
MAD Commercial Mortgage Trust 2025-11MD
Series 2025-D-11MD, REMIC, 6.36%, 10/11/42	1,760	1,760
Series 2025-E-11MD, REMIC, 7.33%, 10/11/42	994	991
Magnetite XXIV, Limited
Series 2019-DR-24A, 7.37%, (3 Month Term SOFR + 3.05%), 04/15/35 (b)	5,200	5,210
Manhattan West 2020-1MW Mortgage Trust
Series 2020-D-OMW, REMIC, 2.41%, 09/10/27 (b)	458	430
MED Commercial Mortgage Trust 2024-MOB
Series 2024-C-MOB, REMIC, 6.44%, (1 Month Term SOFR + 2.29%), 04/15/26 (b)	760	752
MetroNet Infrastructure Issuer LLC
Series 2025-A2-2A, 5.40%, 08/20/30	2,167	2,200
Series 2025-C-2A, 7.83%, 08/20/30	1,306	1,322
Milos CLO, Ltd.
Series 2017-DR-1A, 7.34%, (3 Month Term SOFR + 3.01%), 10/21/30 (b)	1,750	1,754
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2025-C-C35, REMIC, 6.35%, 07/15/35	956	984
Morgan Stanley Bank of America Merrill Lynch Trust 2017-C33
Series 2017-C-C33, REMIC, 4.56%, 05/17/27 (b)	256	240
Morgan Stanley Capital I Trust 2017-H1
Series 2017-B-H1, REMIC, 4.08%, 05/17/27	240	231
Series 2017-C-H1, REMIC, 4.28%, 05/17/27 (b)	387	363
Morgan Stanley Capital I Trust 2018-H4
Series 2018-C-H4, REMIC, 5.05%, 12/15/28 (b)	534	500
Morgan Stanley Capital I Trust 2018-L1
Series 2018-AS-L1, REMIC, 4.64%, 09/15/28 (b)	669	663
Morgan Stanley Residential Mortgage Loan Trust 202
Series 2024-A2-3, REMIC, 6.00%, 09/25/29 (b)	573	577
Morgan Stanley Residential Mortgage Loan Trust 2024-NQM3
Series 2024-A3-NQM3, REMIC, 5.40%, 07/25/69 (e)	404	404
Series 2024-M1-NQM3, REMIC, 5.61%, 07/25/69 (b)	316	314
Morgan Stanley Residential Mortgage Loan Trust 2024-NQM5
Series 2024-A3-NQM5, 6.00%, 10/25/69 (e)	87	87
Series 2024-M1-NQM5, 6.51%, 10/25/69 (b)	114	116
MSWF Commercial Mortgage Trust 2023-1
Series 2023-C-1, REMIC, 6.68%, 05/17/33 (b)	329	340
MSWF Commercial Mortgage Trust 2023-2
Series 2023-A5-2, REMIC, 6.01%, 11/18/33 (b)	1,080	1,166
Series 2023-C-2, REMIC, 7.02%, 12/16/33 (b)	240	251
MVW 2021-1W LLC
Series 2021-C-1WA, 1.94%, 01/22/41	276	262
MVW 2022-1 LLC
Series 2022-B-1A, 4.40%, 11/21/39	406	398
MVW 2023-2 LLC
Series 2023-C-2A, 7.06%, 11/20/40	249	253
MVW 2024-1 LLC
Series 2024-C-1A, 6.20%, 02/20/43	268	272
MVW 2024-2 LLC
Series 2024-B-2A, 4.58%, 03/20/42	844	838
Series 2024-C-2A, 4.92%, 03/20/42	535	531
MVW 2025-1 LLC
Series 2025-B-1A, 5.21%, 09/22/42	494	501
Series 2025-C-1A, 5.75%, 09/22/42	399	402
Navient Private Education Refi Loan Trust 2019-F
Series 2019-B-FA, 3.12%, 09/15/32	1,225	1,101
Navient Private Education Refi Loan Trust 2021-A
Series 2021-A-A, 0.84%, 03/15/28	1,075	987
Navient Private Education Refi Loan Trust 2021-B
Series 2021-A-BA, 0.94%, 06/15/28	253	232
Navient Private Education Refi Loan Trust 2021-E
Series 2021-A-EA, REMIC, 0.97%, 12/15/28	1,285	1,157
Navient Private Education Refi Loan Trust 2021-F
Series 2021-A-FA, 1.11%, 05/15/29	981	876
Navient Private Education Refi Loan Trust 2021-G
Series 2021-A-GA, 1.58%, 06/15/29	1,138	1,028
Navient Private Education Refi Loan Trust 2023-A
Series 2024-A-A, 5.66%, 12/15/34	1,468	1,508
Neighborly Issuer 2023-1
Series 2023-A2-1A, 7.31%, 01/30/28	1,297	1,316
Nelnet Student Loan Trust 2021-C
Series 2021-D-CA, 4.44%, 04/20/62	1,400	1,213
New Residential Mortgage LLC
Series 2024-A-FNT1, 7.40%, 11/25/29 (e)	872	882
New Residential Mortgage Loan Trust 2024-RTL2
Series 2024-A1-RTL2, REMIC, 5.44%, 10/25/27 (e)	929	936
New Residential Mortgage Loan Trust 2025-NQM3
Series 2025-M1-NQM3, REMIC, 6.32%, 08/25/30 (b)	670	683
NRZ FHT Excess LLC
Series 2025-A-FHT1, 6.55%, 03/25/32 (c) (e)	971	982
NYC Commercial Mortgage Trust 2025-3BP
Series 2025-C-3BP, REMIC, 6.04%, (1 Month Term SOFR + 1.95%), 02/16/27 (b)	553	550
Series 2025-D-3BP, REMIC, 6.59%, (1 Month Term SOFR + 2.50%), 02/16/27 (b)	635	632
NYMT Loan Trust 2024-INV1
Series 2024-A1-INV1, REMIC, 5.38%, 10/25/28 (e)	350	352
Series 2024-A3-INV1, REMIC, 5.83%, 10/25/28 (e)	700	704
OBX 2021-NQM4 Trust
Series 2021-A1-NQM4, 1.96%, 10/25/61	1,649	1,416
OBX 2024-NQM1 Trust
Series 2024-A1-NQM1, REMIC, 5.93%, 12/25/27 (e)	621	626

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
OBX 2024-NQM14 Trust
Series 2024-M1-NQM14, REMIC, 5.58%, 09/25/28 (b)	715	714
OBX 2025-HE1 Trust
Series 2025-A1-HE1, 5.95%, (SOFR 30-Day Average + 1.60%), 02/25/55 (b)	1,221	1,227
Series 2025-M1-HE1, 6.25%, (SOFR 30-Day Average + 1.90%), 02/25/55 (b)	244	240
OBX 2025-NQM7 Trust
Series 2025-A3-NQM7, REMIC, 5.86%, 05/25/55 (e)	670	675
ONE 2021-PARK Mortgage Trust
Series 2021-E-PARK, REMIC, 6.01%, (1 Month Term SOFR + 1.86%), 03/15/28 (b)	776	732
Series 2021-D-PARK, REMIC, 5.76%, (1 Month Term SOFR + 1.61%), 03/15/36 (b)	278	266
One Market Plaza Trust 2017-1MKT
Series 2017-A-1MKT, REMIC, 3.61%, 02/10/32	224	215
Series 2017-B-1MKT, REMIC, 3.85%, 02/10/32	451	428
Series 2017-C-1MKT, REMIC, 4.02%, 02/10/32	449	424
OneMain Financial Issuance Trust 2023-1
Series 2023-B-1A, 5.94%, 12/14/29	417	437
ONNI Commercial Mortgage Trust 2024-APT
Series 2024-C-APT, REMIC, 6.64%, 07/20/29 (b)	1,053	1,077
ORL 2024-GLKS Mortgage Trust
Series 2024-D-GLKS, REMIC, 6.94%, (1 Month Term SOFR + 2.79%), 12/15/26 (b)	697	698
OWN Equipment Fund I LLC
Series 2024-A-2M, 5.70%, 12/20/32	822	835
Series 2024-B-2M, 6.43%, 12/20/32	338	341
PFS Financing Corp.
Series 2025-A-B, 4.85%, 02/15/28	708	719
Pk Alift Loan Funding 6 LP
Series 2025-A-1, 5.37%, 12/15/31	1,530	1,534
Prestige Auto Receivables Trust 2021-1
Series 2021-D-1A, 2.08%, 02/15/28	1,350	1,325
PRM Trust 2025-PRM6
Series 2025-E-PRM6, REMIC, 6.58%, 07/05/28 (b)	1,565	1,563
ROCK Trust 2024-CNTR
Series 2024-B-CNTR, REMIC, 5.93%, 11/15/29	800	827
Series 2024-D-CNTR, REMIC, 7.11%, 11/15/41	1,689	1,757
Santander Drive Auto Receivables Trust 2024-1
Series 2024-C-1, 5.45%, 07/15/27	379	385
Santander Drive Auto Receivables Trust 2025-1
Series 2025-D-1, 5.43%, 04/16/29	1,939	1,970
SCCU Auto Receivables Trust 2025-1
Series 2025-A4-1A, 4.68%, 07/16/29	608	610
Series 2025-B-1A, 4.78%, 07/16/29	556	559
Series 2025-C-1A, 5.08%, 07/16/29	363	366
SDAL Trust 2025-DAL
Series 2025-C-DAL, REMIC, 8.09%, 04/15/30 (b)	1,087	1,093
Sequoia Mortgage Trust 2024-4
Series 2024-A10-4, REMIC, 6.00%, 02/25/29 (b)	862	867
Servicemaster Brands L.L.C.
Series 2021-A2II-1, 3.11%, 07/30/31	956	807
SFO Commercial Mortgage Trust 2021-555
Series 2021-C-555, REMIC, 6.07%, (1 Month Term SOFR + 1.91%), 05/15/28 (b)	415	411
Series 2021-D-555, REMIC, 6.67%, (1 Month Term SOFR + 2.51%), 05/15/28 (b)	880	869
SFS Auto Receivables Securitization Trust 2024-1
Series 2024-C-1A, 5.51%, 01/20/32	520	529
Sierra Timeshare 2021-1 Receivables Funding LLC
Series 2021-B-1A, REMIC, 1.34%, 11/20/37	157	155
Sierra Timeshare 2021-2 Receivables Funding LLC
Series 2021-C-2A, 1.95%, 09/20/38	107	104
Series 2021-D-2A, 3.23%, 09/20/38	91	89
Sierra Timeshare 2023-1 Receivables Funding LLC
Series 2023-C-1A, 7.00%, 01/20/40	138	141
Sierra Timeshare 2023-2 Receivables Funding LLC
Series 2023-C-2A, 7.30%, 04/20/40	117	120
Series 2023-D-2A, 9.72%, 04/20/40	197	205
Series 2023-D-3A, 9.44%, 09/20/40	363	375
Sierra Timeshare 2024-1 Receivables Funding LLC
Series 2024-C-1A, 5.94%, 09/20/31	318	321
Series 2024-D-1A, 8.02%, 09/20/31	95	97
Sierra Timeshare 2024-2 Receivables Funding LLC
Series 2024-C-2A, 5.83%, 06/20/41	449	453
Sierra Timeshare 2024-3 Receivables Funding LLC
Series 2024-C-3A, 5.32%, 08/20/41	661	661
Series 2024-D-3A, 6.93%, 08/20/41	280	279
Sierra Timeshare 2025-1 Receivables Funding LLC
Series 2025-D-1A, 6.86%, 01/21/42	692	690
Sierra Timeshare 2025-2 Receivables Funding LLC
Series 2025-B-2A, 4.93%, 04/20/44	578	579
Series 2025-C-2A, 5.32%, 04/20/44	438	440
Series 2025-D-2A, 6.79%, 04/20/44	521	527
Signal Peak CLO 4, Ltd.
Series 2024-D1-11A, 7.43%, (3 Month Term SOFR + 3.10%), 07/18/37 (b)	2,000	2,012
Sixth Street CLO XIX, Ltd.
Series 2020-D1R-15A, 7.47%, (3 Month Term SOFR + 3.15%), 10/26/37 (b)	500	504
SMB Private Education Loan Trust 2021-B
Series 2021-A-B, 1.31%, 07/17/51	759	714
SoFi Professional Loan Program 2020-A Trust
Series 2020-BFX-A, REMIC, 3.12%, 05/15/46	403	349
Sotheby's Artfi Master Trust
Series 2024-D-1A, 7.91%, 03/22/27	1,045	1,049
Stack Infrastructure Issuer, LLC
Series 2023-A2-3A, 5.90%, 10/25/28	1,101	1,112
Series 2025-A2-1A, 5.00%, 05/28/30	1,265	1,262
Starwood Mortgage Residential Trust 2021-5
Series 2021-A1-5, REMIC, 1.92%, 09/25/66 (b)	3,901	3,377
TCO Commercial Mortgage Trust 2024-DPM
Series 2024-C-DPM, REMIC, 6.20%, (1 Month Term SOFR + 2.05%), 12/17/29 (b)	375	376
TICP CLO VII, Ltd.
Series 2017-DR-7A, 7.78%, (3 Month Term SOFR + 3.46%), 04/15/33 (b)	1,000	1,001
Towd Point Mortgage Trust 2022-4
Series 2022-A1-4, REMIC, 3.75%, 09/25/31	1,164	1,116
Towd Point Mortgage Trust 2024-CES1
Series 2024-A1A-CES1, REMIC, 5.85%, 09/25/31 (b)	1,054	1,057
Series 2024-A1B-CES1, REMIC, 6.05%, 09/25/31 (b)	125	126
Towd Point Mortgage Trust 2024-CES2
Series 2024-A1A-CES2, REMIC, 6.13%, 04/25/31 (b) (o)	1,078	1,085
Trafigura Securitisation Finance Public Limited Company
Series 2024-A2-1A, 5.98%, 05/15/27 (c)	477	484
Series 2024-B2-1A, 7.29%, 05/15/27 (c)	996	1,010
TRESTLES CLO III LTD
Series 2020-D1R-3A, 7.48%, (3 Month Term SOFR + 3.15%), 10/20/37 (b)	1,000	1,006
TRTX 2025-FL6 Issuer, Ltd.
Series 2025-A-FL6, 5.75%, (1 Month Term SOFR + 1.54%), 09/18/42 (b) (e)	1,078	1,082
U.S. Bank National Association
Series 2025-C-SUP1, 6.26%, (SOFR 30-Day Average + 1.90%), 02/25/32 (b)	578	576
Series 2025-D-SUP1, 7.06%, (SOFR 30-Day Average + 2.70%), 02/25/32 (b)	431	434
Series 2023-B-1, 6.79%, 08/25/32	384	388
Uniti Fiber Abs Issuer Llc
Series 2025-B-1A, 6.37%, 04/22/30	944	972
Vantage Data Centers Issuer, LLC
Series 2025-A2-1A, 5.13%, 08/15/55	3,718	3,737
Verus Securitization Trust 2021-6
Series 2021-A1-6, REMIC, 1.63%, 10/25/66 (b)	3,277	2,891
Series 2021-A3-6, REMIC, 1.89%, 10/25/66 (b)	1,178	1,041
Verus Securitization Trust 2024-4
Series 2024-M1-4, REMIC, 6.70%, 06/25/69 (b)	310	314
Verus Securitization Trust 2024-7
Series 2024-A1-7, REMIC, 5.10%, 09/25/69 (b)	829	831

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Series 2024-A3-7, REMIC, 5.40%, 09/25/69 (b) (e)	577	575
Verus Securitization Trust 2025-3
Series 2025-M1-3, REMIC, 6.65%, 05/25/70 (b)	360	368
Verus Securitization Trust 2025-4
Series 2025-A3-4, REMIC, 5.75%, 05/25/70 (e)	628	632
Series 2025-M1-4, REMIC, 6.30%, 05/25/70 (b)	305	309
Verus Securitization Trust 2025-6
Series 2025-A3-6, 5.72%, 07/25/70 (e)	1,641	1,650
Volofin Finance (Ireland) Designated Activity Company
Series 2024-A-1A, 5.94%, 03/17/31	734	740
Series 2024-B-1A, 6.21%, 11/17/31	303	310
Wells Fargo Commercial Mortgage Securities, Inc.
Series 2024-C-1CHI, REMIC, 6.23%, 07/15/27 (b)	579	587
Series 2024-D-1CHI, REMIC, 6.71%, 07/15/27 (b)	454	460
Wells Fargo Commercial Mortgage Trust 2017-C39
Series 2017-C-C39, REMIC, 4.12%, 08/17/27	601	551
Westlake Automobile Receivables Trust 2025-1
Series 2025-D-1A, 5.54%, 01/18/28	966	986
Westlake Automobile Receivables Trust 2025-2
Series 2025-C-2A, 4.85%, 01/15/31	1,054	1,060
Series 2025-D-2A, 5.08%, 05/15/31	1,535	1,547
Willis Engine Structured Trust VIII
Series 2025-B-A, 6.07%, 06/16/31 (e)	531	535
Wireless Propco Funding LLC
Series 2025-B-1A, 4.30%, 06/25/30	285	273
Series 2025-C-1A, 8.51%, 06/25/30	1,000	1,021
Total Non-U.S. Government Agency Asset-Backed Securities (cost $230,924)		231,353
INVESTMENT COMPANIES 1.0%
VanEck J. P. Morgan EM Local Currency Bond ETF	423	10,783
Total Investment Companies (cost $10,445)		10,783
SENIOR FLOATING RATE INSTRUMENTS 0.3%
Financials 0.2%
Sedgwick Claims Management Services, Inc.
2023 Term Loan B, 6.82%, (1 Month Term SOFR + 2.50%), 02/16/28 (b)	2,431	2,427
Health Care 0.1%
Grifols Worldwide Operations USA, Inc.
2019 USD Term Loan B, 6.42%, (1 Month Term SOFR + 2.00%), 11/15/27 (b)	933	929
Total Senior Floating Rate Instruments (cost $3,343)		3,356
COMMON STOCKS 0.0%
Financials 0.0%
Edcon Holdings Ltd. (f) (p)	14,399	—
Edcon Holdings Ltd. (f) (p)	124,902	—
Total Common Stocks (cost $106)		—
SHORT TERM INVESTMENTS 2.4%
Investment Companies 1.4%
JNL Government Money Market Fund - Class I, 4.04% (q) (r)	15,161	15,161
Securities Lending Collateral 1.0%
JNL Government Money Market Fund - Class SL, 4.14% (q) (r)	10,727	10,727
Total Short Term Investments (cost $25,888)		25,888
Total Investments 114.0% (cost $1,202,121)		1,216,199
Other Derivative Instruments 0.1%		818
Other Assets and Liabilities, Net (14.1)%		(149,803)
Total Net Assets 100.0%		1,067,214

(a) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2025, the total payable for investments purchased on a delayed delivery basis was $140,790.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2025, the value and the percentage of net assets of these securities was $160,573 and 15.0% of the Fund.

(d) All or a portion of the security was on loan as of September 30, 2025.

(e) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2025.

(f) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(g) Treasury inflation indexed note, par amount is adjusted for inflation.

(h) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(i) Convertible security.

(j) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(k) Non-income producing security.

(l) As of September 30, 2025, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(m) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2025.

(n) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(o) The coupon rate represents the weighted average coupon and may differ from the stated coupon rate.

(p) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(q) Investment in affiliate.

(r) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL/Neuberger Berman Strategic Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.04% - Class I	10,405	348,947	344,191	568	—	—	15,161	1.4

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL/Neuberger Berman Strategic Income Fund — Investments in Affiliates (continued)
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.14% - Class SL	6,851	74,327	70,451	314	—	—	10,727	1.0
	17,256	423,274	414,642	882	—	—	25,888	2.4

JNL/Neuberger Berman Strategic Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
A2a S.P.A., 5.00% (callable at 100, 06/11/29)	08/05/24	459	496	0.1
AA Bond Co Limited, 6.50%, 01/31/26	10/10/24	45	46	—
AA Bond Co Limited, 8.45%, 01/31/28	12/05/23	526	584	0.1
Abertis Infraestructuras Finance B.V., 4.75% (callable at 100, 11/23/30)	07/23/25	120	120	—
Abertis Infraestructuras Finance B.V., 4.87% (callable at 100, 11/28/29)	05/21/25	588	605	0.1
Accor, 4.88% (callable at 100, 06/06/30)	05/29/25	584	602	0.1
Ahlstrom Holding 3 Oy, 3.63%, 02/04/28	09/24/24	446	466	0.1
Air France - KLM, 4.63%, 05/23/29	09/24/24	349	365	—
Albion Financing 1 S.a r.l., 5.38%, 05/21/30	07/23/25	334	335	—
Alexandrite Monnet UK HoldCo PLC, 10.50%, 05/15/29	07/09/24	221	256	—
Allianz SE, 3.20% (callable at 100, 10/30/27)	04/27/22	1,818	2,067	0.2
Allied Universal Holdco LLC, 4.88%, 06/01/28	01/05/24	334	360	—
Almaviva - The Italian Innovation Company S.P.A. In Breve Almaviva S.P.A., 5.00%, 10/30/30	09/12/25	280	280	—
alstria office AG, 5.50%, 03/20/31	06/11/25	237	243	—
Altice France, 4.13%, 01/15/29	11/10/21	1,028	1,004	0.1
Amber FinCo PLC, 6.63%, 07/15/29	09/24/24	226	240	—
APA Infrastructure Limited, 7.13%, 11/09/83	01/16/24	339	388	—
Aramark International Finance S.a r.l., 4.38%, 04/15/33	05/21/25	399	413	—
Arena Luxembourg Finance S.a r.l., 1.88%, 02/01/28	09/24/24	411	421	0.1
Arqiva Broadcast Finance PLC, 8.63%, 07/01/30	08/14/25	332	332	—
Assemblin Caverion Group AB, 6.25%, 07/01/30	09/05/24	539	558	0.1
Atos SE, 9.00%, 12/18/29	05/21/25	501	575	0.1
Atos SE, 5.00%, 12/18/30	05/21/25	138	160	—
AusNet Services Holdings Pty Ltd, 1.63%, 03/11/81	12/11/23	537	627	0.1
B&M European Value Retail S.A., 4.00%, 11/15/28	07/02/24	598	646	0.1
B&M European Value Retail S.A., 8.13%, 11/15/30	09/24/24	305	305	—
B&M European Value Retail S.A., 6.50%, 11/27/31	02/12/25	236	259	—
Banco de Sabadell, S.A., 6.00%, 08/16/33	09/12/25	251	252	—
Banco do Brasil S.A., 8.75% (callable at 100, 10/15/25)	06/08/21	550	550	0.1
Bayer Aktiengesellschaft, 5.38%, 03/25/82	12/05/23	830	964	0.1
BCP V Modular Services Finance II PLC, 6.13%, 11/30/28	12/09/21	422	405	—
BCP V Modular Services Finance PLC, 6.75%, 11/30/29	03/14/24	100	88	—
Beach Acquisition Bidco, LLC, 5.25%, 07/15/32	09/12/25	331	331	—
Belden Inc., 3.88%, 03/15/28	09/11/24	217	234	—
Bellis Acquisition Company PLC, 8.13%, 05/14/30	06/24/24	252	257	—
Benteler International Aktiengesellschaft, 7.25%, 06/15/31	08/27/25	332	332	—
BK LC Lux Finco 1 S.a r.l., 5.25%, 04/30/29	12/05/23	611	657	0.1
Boots Group Finco LP, 5.38%, 08/31/32	09/12/25	333	331	—
BP Capital Markets P.L.C., 3.25% (callable at 100, 03/22/26)	01/10/24	741	822	0.1
BP Capital Markets P.L.C., 4.38% (callable at 100, 08/19/31)	04/30/25	111	120	—
British Telecommunications Public Limited Company, 8.38%, 12/20/83	09/08/23	1,498	1,614	0.2
Bubbles BidCo S.p.A., 6.50%, 09/30/31	12/05/24	428	480	0.1
CAB, 3.38%, 02/01/28	07/22/25	434	422	0.1
Castellum Aktiebolag, 3.13% (callable at 100, 12/02/26)	04/30/24	282	348	—
CD&R Firefly Bidco PLC, 8.63%, 04/30/29	04/14/25	239	254	—
Ceconomy AG, 6.25%, 07/15/29	09/24/24	571	619	0.1
Centrient Holding B.V., 6.75%, 05/30/30	07/23/25	333	315	—
Cheplapharm Arzneimittel GmbH, 4.38%, 01/15/28	07/19/22	96	116	—
Cheplapharm Arzneimittel GmbH, 7.50%, 05/15/30	09/19/23	496	514	0.1
Cirsa Finance International S.a r.l., 7.88%, 07/31/28	12/05/23	443	490	0.1
Cirsa Finance International S.a r.l., 6.50%, 03/15/29	09/24/24	225	238	—
CMA CGM, 5.00%, 01/15/31	09/12/25	380	376	—
Comision De Promocion Del Peru Para La Exportacion Y El Turismo, 6.90%, 08/12/37	05/10/22	1,235	1,453	0.1
Constellium SE, 5.38%, 08/15/32	09/24/24	419	429	0.1
Co-operative Group Limited, 7.50%, 07/08/26	10/05/23	121	135	—
Country Garden Holdings Company Limited, 0.00%, 08/06/30	02/22/21	382	39	—
CPI Property Group, 7.50% (callable at 100, 03/24/31)	06/25/25	231	231	—
CPI Property Group, 4.00%, 01/22/28	10/21/24	121	128	—
CPI Property Group, 1.75%, 01/14/30	05/02/24	175	199	—
CPI Property Group, 6.00%, 01/27/32	05/15/25	979	1,009	0.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL/Neuberger Berman Strategic Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
CPUK Mortgage Finance Limited, 4.50%, 08/28/27	05/13/25	339	342	—
CPUK Mortgage Finance Limited, 6.50%, 08/28/50	04/12/23	155	174	—
CTEC II GmbH, 5.25%, 02/15/30	03/13/24	397	418	0.1
Currenta Group Holdings S.a r.l., 5.50%, 05/15/30	07/23/25	454	452	0.1
Dana Financing Luxembourg S.a r.l., 8.50%, 07/15/31	12/05/23	256	282	—
Darling Global Finance B.V., 4.50%, 07/15/32	08/11/25	564	563	0.1
Deuce Finco PLC, 5.50%, 06/15/27	01/26/24	370	403	—
Deutsche Lufthansa Aktiengesellschaft, 5.25%, 01/15/55	04/14/25	332	363	—
Dufry One B.V., 4.50%, 05/23/32	07/15/25	562	571	0.1
Edcon Holdings Ltd.	02/27/17	11	—	—
Edcon Holdings Ltd.	02/28/17	95	—	—
Edge Finco PLC, 8.13%, 08/15/31	12/05/24	339	373	—
EDP, S.A., 4.75%, 05/29/54	05/13/25	585	606	0.1
EDP, S.A., 4.63%, 09/16/54	04/01/25	700	723	0.1
EDP, S.A., 5.94%, 04/23/83	08/05/24	225	249	—
Electricite de France, 2.63% (callable at 100, 12/01/27)	01/24/23	1,168	1,370	0.1
Electricite de France, 3.38% (callable at 100, 06/15/30)	09/24/24	410	450	0.1
Electricite de France, 7.50% (callable at 100, 09/06/28)	12/11/23	1,457	1,546	0.2
Elia Group, 5.85% (callable at 100, 03/15/28)	12/11/23	326	370	—
Elior Group, 5.63%, 03/15/30	05/13/25	335	354	—
EMRLD Borrower LP, 6.38%, 12/15/30	05/21/25	236	245	—
ENEL - SPA, 4.50% (callable at 100, 10/14/32)	08/14/25	463	465	0.1
ENEL - SPA, 6.38% (callable at 100, 04/16/28)	01/04/24	507	567	0.1
Energizer Gamma Acquisition B.V., 3.50%, 06/30/29	10/31/23	329	403	—
Engineering S.R.L., 11.13%, 05/15/28	03/17/25	228	250	—
Ephios Subco 3 S.a r.l., 7.88%, 01/31/31	06/24/24	626	656	0.1
Eroski Sociedad Cooperativa, 10.63%, 04/30/29	01/26/24	556	599	0.1
Essendi S.A., 5.50%, 11/15/31	08/13/25	481	483	0.1
Eurofins Scientific SE, 6.75% (callable at 100, 04/24/28)	04/16/24	791	840	0.1
Eutelsat S.A., 2.25%, 07/13/27	03/04/25	531	579	0.1
Fedrigoni S.P.A., 6.13%, 06/15/31	07/09/24	324	350	—
Fiber Midco S.p.A., 10.00%, 06/15/29	03/17/25	139	137	—
Flora Food Management B.V., 6.88%, 07/02/29	11/01/24	405	432	0.1
Flutter Treasury Designated Activity Company, 5.00%, 04/29/29	09/24/24	194	206	—
Flutter Treasury Designated Activity Company, 6.13%, 06/04/31	09/12/25	274	270	—
FNAC Darty, 6.00%, 04/01/29	05/17/24	224	245	—
Food Service Project SL, 5.50%, 01/21/27	09/26/24	123	129	—
Forvia, 5.63%, 06/15/30	05/21/25	301	321	—
Fressnapf Holding SE, 5.25%, 10/31/31	05/15/25	637	647	0.1
Froneri Lux Topco S.a r.l., 4.75%, 08/01/32	09/12/25	333	333	—
Glencore Finance (Canada) Limited, 6.00%, 11/15/41	04/27/22	1,485	1,448	0.1
Globalworth Real Estate Investments Limited, 6.25%, 03/31/29	05/29/25	381	391	—
Gobierno de la Republica de Costa Rica, 7.16%, 03/12/45	08/08/24	254	259	—
Goldstory, 6.75%, 02/01/30	05/13/24	154	170	—
Grifols Escrow Issuer S.A., 3.88%, 10/15/28	04/25/24	184	229	—
Grifols, S.A., 7.50%, 05/01/30	10/17/24	1,149	1,212	0.1
Grunenthal GmbH, 4.63%, 11/15/31	02/17/25	892	935	0.1
Guala Closures S.p.A., 3.25%, 06/15/28	11/04/24	240	265	—
Heimstaden AB, 8.38%, 01/29/30	03/17/25	768	816	0.1
Heimstaden Bostad AB, 2.63% (callable at 100, 02/01/27)	10/29/24	96	113	—
Heimstaden Bostad AB, 3.00% (callable at 100, 10/29/27)	06/04/24	236	282	—
Heimstaden Bostad AB, 6.25% (callable at 100, 12/04/29)	05/20/25	451	481	0.1
Heimstaden Bostad AB, 1.63%, 10/13/31	09/08/23	296	369	—
HM Treasury, 4.38%, 07/31/54	09/16/25	3,681	3,604	0.3
Holding D'infrastructures Des Metiers De L'environnement, 4.88%, 10/24/29	12/09/24	789	831	0.1
IHO Verwaltungs GmbH, 8.75%, 05/15/28	10/31/24	467	509	0.1
Iliad Holding, 5.63%, 10/15/28	08/16/22	1,292	1,389	0.1
Intesa Sanpaolo S.p.A, 6.38% (callable at 100, 03/30/28)	09/12/25	329	327	—
Jaguar Land Rover Automotive PLC, 4.50%, 07/15/28	12/05/23	473	503	0.1
Jerrold Finco PLC, 7.50%, 06/15/31	08/14/25	382	376	—
Kapla Holding, 5.51%, 07/31/30	04/17/24	107	118	—
Kapla Holding, 5.00%, 04/30/31	09/12/25	137	136	—
Kier Group PLC, 9.00%, 02/15/29	12/09/24	285	304	—
Koninklijke KPN N.V., 6.00% (callable at 100, 09/21/27)	05/21/25	202	211	—
Kronos International, Inc., 9.50%, 03/15/29	02/22/24	475	494	0.1
Lorca Telecom Bondco S.A., 4.00%, 09/18/27	05/06/22	1,343	1,538	0.2
Lottomatica S.p.A., 5.38%, 06/01/30	09/24/24	206	219	—
Lune Holdings S.a r.l., 5.63%, 11/15/28	06/06/23	180	72	—
Maison Finco PLC, 6.00%, 10/31/27	12/09/21	392	405	—
Mehilainen Yhtiot Oy, 5.13%, 06/30/32	09/12/25	377	377	—
Miller Homes Group (Finco) PLC, 7.00%, 05/15/29	01/16/24	242	270	—
Motel One GmbH, 7.75%, 04/02/31	07/09/24	223	253	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL/Neuberger Berman Strategic Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
MPT Operating Partnership, L.P., 7.00%, 02/15/32	05/21/25	391	404	—
Neopharmed Gentili S.p.A., 7.13%, 04/08/30	06/20/24	328	367	—
New Immo Holding, 6.00%, 03/22/29	05/29/25	329	366	—
Nexans, 4.25%, 03/11/30	01/15/25	690	727	0.1
Next Group PLC, 3.63%, 05/18/28	09/25/18	395	394	—
Nidda Healthcare Holding GmbH, 5.63%, 02/21/30	02/05/25	593	626	0.1
Nissan Motor Co., Ltd., 5.25%, 07/17/29	09/12/25	474	472	0.1
Odido Group Holding B.V., 5.50%, 01/15/30	03/30/23	116	142	—
Olympus Water US Holding Corporation, 3.88%, 10/01/28	11/01/24	278	306	—
Olympus Water US Holding Corporation, 9.63%, 11/15/28	09/11/23	445	492	0.1
Ontex Group, 5.25%, 04/15/30	05/21/25	272	282	—
Optics BidCo S.p.A., 6.88%, 02/15/28	05/22/24	744	777	0.1
Orsted A/S, 5.13% (callable at 100, 09/14/29)	05/17/24	784	831	0.1
Orsted A/S, 5.25%, 12/08/22	04/22/24	330	361	—
Pachelbel BidCo S.p.A., 7.13%, 05/17/31	05/13/25	479	501	0.1
PCF GmbH, 4.75%, 04/15/29	03/17/25	193	180	—
Periama Holdings, LLC, 5.95%, 04/19/26	05/05/21	293	291	—
Petroleos Mexicanos, 4.75%, 02/26/29	10/16/24	359	395	—
PLT VII Finance S.a r.l., 6.00%, 06/15/31	09/16/24	227	244	—
Primo Water Holdings Inc., 3.88%, 10/31/28	02/14/25	354	399	—
Progroup AG, 5.38%, 04/15/31	05/17/24	663	723	0.1
Proximus, 4.75% (callable at 100, 07/02/31)	05/13/25	690	711	0.1
Prysmian S.p.A., 5.25% (callable at 100, 05/21/30)	07/24/25	471	476	0.1
Punch Finance PLC, 7.88%, 12/30/30	07/23/25	466	458	0.1
Q-Park Holding I B.V., 5.13%, 02/15/30	07/16/25	484	487	0.1
RAC Bond Co PLC, 5.25%, 11/04/27	05/17/23	113	133	—
Rakuten Group, Inc., 4.25% (callable at 100, 04/22/27)	03/20/25	205	230	—
Roquette Freres, 5.49% (callable at 100, 11/25/29)	03/20/25	339	359	—
Rossini S.a r.l., 5.86%, 12/31/29	11/01/24	228	249	—
Schaeffler AG, 4.75%, 08/14/29	04/14/25	112	120	—
Schaeffler AG, 4.50%, 03/28/30	05/23/24	1,117	1,190	0.1
Shift4 Payments, LLC, 5.50%, 05/15/33	09/12/25	330	330	—
Snf Group, 4.50%, 03/15/32	05/21/25	272	282	—
SoftBank Group Corp., 5.25%, 10/10/29	09/12/25	285	284	—
SoftBank Group Corp., 5.88%, 07/10/31	09/11/25	380	382	—
SSE PLC, 4.00% (callable at 100, 01/21/28)	12/11/23	415	475	0.1
Stedin Holding N.V., 1.50% (callable at 100, 12/31/26)	12/11/23	196	228	—
Sudzucker International Finance B.V., 5.95% (callable at 100, 05/28/30)	07/23/25	465	459	0.1
Synthomer PLC, 7.38%, 05/02/29	06/25/24	216	216	—
TAP–Transportes Aereos Portugueses, SGPS, S.A., 5.13%, 11/15/29	03/04/25	689	726	0.1
TeamSystem S.p.A., 5.00%, 07/01/31	09/12/25	237	238	—
Techem Verwaltungsgesellschaft 675 mbH, 5.38%, 07/15/29	07/17/25	825	832	0.1
Telecom Italia S.p.A., 2.38%, 10/12/27	09/15/22	234	294	—
Telecom Italia S.p.A., 7.88%, 07/31/28	12/05/23	393	443	0.1
Telefonica Europe B.V., 2.88% (callable at 100, 06/24/27)	05/04/23	646	694	0.1
Telefonica Europe B.V., 5.75% (callable at 100, 01/15/32)	05/15/25	231	248	—
Telefonica Europe B.V., 6.14% (callable at 100, 02/03/30)	05/21/25	474	507	0.1
Telefonica Europe B.V., 6.75% (callable at 100, 06/07/31)	04/18/24	340	393	—
Telefonica Europe B.V., 7.13% (callable at 100, 08/23/28)	01/27/23	224	257	—
Tereos Finance Groupe I, 5.75%, 04/30/31	02/25/25	143	155	—
Teva Pharmaceutical Finance Netherlands II B.V., 1.88%, 03/31/27	02/17/21	184	179	—
Teva Pharmaceutical Finance Netherlands II B.V., 1.63%, 10/15/28	11/10/21	262	279	—
Teva Pharmaceutical Finance Netherlands II B.V., 4.38%, 05/09/30	12/05/23	1,157	1,304	0.1
TMNL Holding B.V, 3.75%, 01/15/29	05/06/22	474	558	0.1
TotalEnergies SE, 4.50% (callable at 100, 08/19/34)	04/30/25	335	356	—
Trivium Packaging Finance B.V., 6.63%, 07/15/30	07/23/25	251	253	—
TUI Cruises GmbH, 5.00%, 05/15/30	05/21/25	291	301	—
TVL Finance PLC, 10.25%, 04/28/28	06/29/23	179	189	—
UGI International, LLC, 2.50%, 12/01/29	05/08/24	158	177	—
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A., 5.38%, 04/16/34	09/12/25	562	560	0.1
United Group B.V., 4.63%, 08/15/28	07/04/23	174	210	—
UPCB Finance VII Limited, 3.63%, 06/15/29	10/31/24	434	474	0.1
Valeo, 5.88%, 04/12/29	02/21/24	225	252	—
Valeo, 4.50%, 04/11/30	05/21/25	691	716	0.1
Valeo, 5.13%, 05/20/31	09/04/25	237	241	—
Vattenfall AB, 6.88%, 08/17/83	12/11/23	378	413	—
Veolia Environnement, 2.50% (callable at 100, 01/20/29)	07/09/24	863	899	0.1
Veolia Environnement, 4.37% (callable at 100, 05/20/30)	08/13/25	241	239	—
Veolia Environnement, 5.99% (callable at 100, 11/22/28)	01/10/24	568	627	0.1
Verisure Holding AB, 3.25%, 02/15/27	11/10/21	535	580	0.1
Verisure Midholding AB, 5.25%, 02/15/29	12/05/23	812	909	0.1
Vertical Midco GmbH, 4.38%, 07/15/27	05/06/22	961	1,085	0.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL/Neuberger Berman Strategic Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Virgin Media Vendor Financing Notes III Designated Activity Company, 4.88%, 07/15/28	10/29/21	922	923	0.1
VMED O2 UK Financing I PLC, 4.50%, 07/15/31	05/06/22	778	859	0.1
Vodafone Group Public Limited Company, 4.20%, 10/03/78	07/25/25	321	320	—
Vodafone Group Public Limited Company, 4.88%, 10/03/78	09/01/23	362	403	—
Vodafone Group Public Limited Company, 3.00%, 08/27/80	05/21/25	297	314	—
Vodafone Group Public Limited Company, 6.50%, 08/30/84	12/11/23	569	641	0.1
Volkswagen International Finance N.V., 3.75% (callable at 100, 12/28/27)	12/11/23	504	585	0.1
Waga Bondco Limited, 8.50%, 06/15/30	03/14/25	324	314	—
Wintershall Dea GmbH, 3.00% (callable at 100, 07/20/28)	10/11/23	275	339	—
Zegona Finance PLC, 6.75%, 07/15/29	12/09/24	255	286	—
ZF Friedrichshafen AG, 6.13%, 03/13/29	05/21/25	338	359	—
ZF Friedrichshafen AG, 3.00%, 10/23/29	12/05/23	822	854	0.1
ZF Friedrichshafen AG, 7.00%, 06/12/30	09/24/25	123	122	—
Ziggo B.V., 2.88%, 01/15/30	05/19/25	141	150	—
Ziggo Bond Company B.V., 6.13%, 11/15/32	01/30/25	141	152	—
		97,150	102,735	9.6

JNL/Neuberger Berman Strategic Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro BOBL	7	December 2025	EUR	826	—	(1)
Euro Bund	40	December 2025	EUR	5,149	(1)	(7)
Euro Buxl 30 Year Bond	38	December 2025	EUR	4,380	(10)	(36)
Euro Schatz	61	December 2025	EUR	6,533	—	(8)
Italy Government BTP Bond	1	December 2025	EUR	119	—	1
United States 10 Year Ultra Bond	115	December 2025		13,277	(7)	(42)
United States 2 Year Note	426	January 2026		88,848	49	(71)
United States 5 Year Note	238	January 2026		26,026	15	(38)
					46	(202)
Short Contracts
Euro OAT	(2)	December 2025	EUR	(241)	—	(2)
Long Gilt	(1)	December 2025	GBP	(90)	—	(1)
United States 10 Year Note	(80)	December 2025		(9,043)	—	43
United States Long Bond	(243)	December 2025		(28,239)	61	(93)
United States Ultra Bond	(44)	December 2025		(5,263)	17	(20)
					78	(73)

JNL/Neuberger Berman Strategic Income Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
BRAZIBOR (A)	Paying	13.45	(A)	01/02/31	BRL	57,168	9	36
U.S. CPURNSA (A)	Receiving	2.47	(A)	12/02/29		1,535	—	17
U.S. CPURNSA (A)	Paying	2.58	(A)	12/02/26		3,700	1	(33)
							10	20

JNL/Neuberger Berman Strategic Income Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
ITRAXX.EUR.XO.43.V2 (Q)	N/A	5.00	06/20/30	2,210	(280)	(1)	(35)

Credit default swap agreements - sell protection
CDX.NA.HY.44 (Q)	3.00	5.00	06/20/30	(2,650)	212	1	16

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL/Neuberger Berman Strategic Income Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
BRL/USD	CIT	10/02/25	BRL	2,162	406	(2)
BRL/USD	GSC	10/02/25	BRL	6,078	1,142	74
BRL/USD	SSB	10/02/25	BRL	1,163	219	5
BRL/USD	JPM	12/17/25	BRL	5,110	943	(2)
CAD/USD	CIT	10/15/25	CAD	510	367	(9)
CLP/USD	CIT	12/17/25	CLP	1,008,085	1,048	8
CLP/USD	GSC	12/17/25	CLP	51,202	53	—
CNY/USD	CIT	10/09/25	CNY	4,935	694	(1)
CNY/USD	CIT	10/09/25	CNY	2,928	411	2
COP/USD	CIT	11/07/25	COP	2,608,832	662	1
CZK/EUR	SCB	12/11/25	EUR	(2)	(3)	—
EUR/CZK	CIT	12/11/25	CZK	(20,177)	(975)	—
EUR/HUF	CIT	12/17/25	HUF	(431,260)	(1,292)	(28)
EUR/HUF	GSC	12/17/25	HUF	(452,605)	(1,356)	(10)
EUR/PLN	CIT	10/01/25	PLN	(833)	(229)	(1)
EUR/PLN	CIT	10/01/25	PLN	(440)	(121)	—
EUR/PLN	GSC	10/01/25	PLN	(303)	(83)	(1)
EUR/PLN	GSC	10/01/25	PLN	(3,720)	(1,024)	3
EUR/PLN	JPM	10/01/25	PLN	(2,531)	(696)	(5)
EUR/RON	JPM	10/06/25	RON	(4,663)	(1,076)	—
EUR/USD	CIT	10/03/25	EUR	548	644	(3)
EUR/USD	JPM	10/03/25	EUR	261	306	2
EUR/USD	GSC	10/15/25	EUR	6,764	7,948	(7)
EUR/USD	GSC	10/15/25	EUR	11,390	13,384	116
EUR/USD	CIT	11/05/25	EUR	74	87	—
GBP/EUR	CIT	10/15/25	EUR	(895)	(1,052)	—
GBP/USD	GSC	10/15/25	GBP	790	1,063	—
HUF/EUR	CIT	12/17/25	EUR	(142)	(168)	5
HUF/EUR	GSC	12/17/25	EUR	(611)	(720)	(1)
HUF/EUR	GSC	12/17/25	EUR	(2,023)	(2,386)	44
HUF/EUR	SSB	12/17/25	EUR	(487)	(575)	5
IDR/USD	GSC	12/17/25	IDR	1,202,389	72	—
JPY/USD	SSB	10/15/25	JPY	427,006	2,892	(55)
KRW/USD	JPM	12/17/25	KRW	1,271,628	910	(11)
KZT/USD	GSC	11/13/25	KZT	108,298	195	(5)
KZT/USD	SCB	11/13/25	KZT	108,298	195	(5)
KZT/USD	SCB	11/13/25	KZT	38,245	69	—
KZT/USD	JPM	12/17/25	KZT	348,695	620	(9)
MXN/USD	CIT	12/17/25	MXN	677	37	1
MXN/USD	GSC	12/17/25	MXN	13,356	723	18
MXN/USD	JPM	12/17/25	MXN	8,640	468	(2)
MXN/USD	SSB	12/17/25	MXN	12,208	661	11
MYR/USD	GSC	12/17/25	MYR	2,887	688	(1)
PEN/USD	GSC	12/17/25	PEN	435	125	1
PEN/USD	SCB	12/17/25	PEN	277	80	1
PHP/USD	JPM	12/17/25	PHP	37,175	637	(16)
PLN/EUR	GSC	10/01/25	EUR	(1,236)	(1,451)	4
PLN/EUR	JPM	10/01/25	EUR	(594)	(698)	1
PLN/EUR	CIT	11/06/25	EUR	(103)	(121)	—
RON/EUR	CIT	10/06/25	EUR	(148)	(175)	—
RON/EUR	GSC	10/06/25	EUR	(763)	(896)	6
RON/EUR	JPM	12/17/25	EUR	(910)	(1,073)	(1)
TRY/USD	CIT	05/22/26	TRY	64,223	1,285	95
TWD/USD	GSC	10/22/25	TWD	21,589	709	(9)
USD/AUD	SSB	10/15/25	AUD	(53)	(35)	—
USD/BRL	CIT	10/02/25	BRL	(3,063)	(576)	(16)
USD/BRL	GSC	10/02/25	BRL	(1,230)	(231)	—
USD/BRL	JPM	10/02/25	BRL	(5,110)	(960)	2
USD/CLP	CIT	12/17/25	CLP	(374,551)	(390)	4
USD/CNY	JPM	10/09/25	CNY	(7,864)	(1,105)	1
USD/COP	JPM	11/07/25	COP	(369,459)	(94)	(1)
USD/EUR	CIT	10/03/25	EUR	(810)	(949)	1
USD/EUR	CIT	10/15/25	EUR	(7,633)	(8,969)	(42)
USD/EUR	CIT	10/15/25	EUR	(4,383)	(5,150)	10
USD/EUR	GSC	10/15/25	EUR	(18,112)	(21,282)	68
USD/EUR	SCB	10/15/25	EUR	(7,000)	(8,225)	72
USD/EUR	SSB	10/15/25	EUR	(18,314)	(21,520)	(38)
USD/EUR	SSB	10/15/25	EUR	(40,735)	(47,866)	240
USD/EUR	CIT	11/05/25	EUR	(928)	(1,092)	(5)
USD/EUR	CIT	11/05/25	EUR	(548)	(645)	3

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL/Neuberger Berman Strategic Income Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/GBP	BCL	10/15/25	GBP	(7,800)	(10,491)	155
USD/GBP	CIT	10/15/25	GBP	(487)	(655)	(1)
USD/GBP	CIT	10/15/25	GBP	(790)	(1,063)	4
USD/GBP	JPM	10/15/25	GBP	(150)	(202)	2
USD/GBP	SSB	10/15/25	GBP	(5,512)	(7,414)	77
USD/HUF	GSC	10/15/25	HUF	(733,243)	(2,205)	(62)
USD/KRW	JPM	12/17/25	KRW	(945,625)	(677)	9
USD/KRW	SSB	12/17/25	KRW	(327,423)	(234)	3
USD/KZT	CIT	11/13/25	KZT	(115,425)	(207)	—
USD/KZT	JPM	11/13/25	KZT	(115,425)	(207)	1
USD/MXN	GSC	10/15/25	MXN	(39,622)	(2,160)	(55)
USD/MXN	CIT	12/17/25	MXN	(555)	(30)	(1)
USD/MXN	JPM	12/17/25	MXN	(8,965)	(486)	(3)
USD/MXN	SSB	12/17/25	MXN	(12,611)	(683)	(11)
USD/MYR	GSC	12/17/25	MYR	(2,887)	(688)	3
USD/PEN	GSC	12/17/25	PEN	(174)	(50)	(1)
USD/ZAR	GSC	10/15/25	ZAR	(36,387)	(2,105)	(70)
ZAR/USD	GSC	12/19/25	ZAR	20,166	1,161	(1)
					(123,912)	567

JNL/Neuberger Berman Strategic Income Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
Equity
iShares iBoxx $ High Yield Corporate Bond ETF (MT)	SOFR -0.10% (Q)	GSC	12/11/25	11,025	—	—
iShares iBoxx $ High Yield Corporate Bond ETF (MT)	SOFR -0.25% (A)	GSC	10/20/25	8,745	—	40
iShares iBoxx $ Investment Grade Corporate Bond ETF (MT)	SOFR -0.30% (A)	JPM	11/21/25	7,110	—	77
					—	117

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Neuberger Berman Strategic Income Fund
Assets - Securities
Government And Agency Obligations	—	565,199	—	565,199
Corporate Bonds And Notes	—	379,620	—	379,620
Non-U.S. Government Agency Asset-Backed Securities	—	231,353	—	231,353
Investment Companies	10,783	—	—	10,783
Senior Floating Rate Instruments	—	3,356	—	3,356
Common Stocks	—	—	—	—
Short Term Investments	25,888	—	—	25,888
	36,671	1,179,528	—	1,216,199
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	44	—	—	44
Centrally Cleared Interest Rate Swap Agreements	—	53	—	53
Centrally Cleared Credit Default Swap Agreements	—	16	—	16
Open Forward Foreign Currency Contracts	—	1,058	—	1,058
OTC Total Return Swap Agreements	—	117	—	117
	44	1,244	—	1,288
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(319)	—	—	(319)
Centrally Cleared Interest Rate Swap Agreements	—	(33)	—	(33)
Centrally Cleared Credit Default Swap Agreements	—	(35)	—	(35)
Open Forward Foreign Currency Contracts	—	(491)	—	(491)
	(319)	(559)	—	(878)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL/Newton Equity Income Fund
COMMON STOCKS 97.7%
Financials 28.9%
American International Group, Inc.	406	31,908
AON Public Limited Company - Class A	228	81,258
Assurant, Inc.	494	107,038
Bank of America Corporation	1,701	87,764
Berkshire Hathaway Inc. - Class B (a)	279	140,278
Capital One Financial Corporation	316	67,068
Charles Schwab Corporation, The	187	17,847
Citigroup Inc.	687	69,771
Columbia Banking System, Inc.	906	23,317
Comerica Incorporated	657	45,031
First Horizon Corporation	2,298	51,956
Goldman Sachs Group, Inc., The	61	48,205
Intercontinental Exchange, Inc.	189	31,794
JPMorgan Chase & Co.	449	141,537
Morgan Stanley	180	28,609
Old Republic International Corporation	98	4,142
Voya Financial, Inc.	596	44,571
		1,022,094
Health Care 14.2%
Alcon AG (b)	382	28,472
Danaher Corporation	167	33,023
Gilead Sciences, Inc.	160	17,739
Humana Inc.	140	36,418
Johnson & Johnson	760	140,970
Labcorp Holdings Inc.	152	43,741
Medtronic, Inc.	1,052	100,212
Thermo Fisher Scientific Inc.	75	36,238
UnitedHealth Group Incorporated	187	64,551
		501,364
Industrials 13.7%
Carlisle Companies Incorporated	118	38,815
Caterpillar Inc.	89	42,474
CSX Corporation	1,924	68,320
Cummins Inc.	42	17,945
Delta Air Lines, Inc.	659	37,381
Emerson Electric Co.	123	16,137
FedEx Corporation	73	17,253
Ferguson Enterprises Inc.	78	17,523
Fortune Brands Innovations, Inc.	301	16,063
Honeywell International Inc.	110	23,102
Howmet Aerospace Inc.	97	19,102
Hubbell Incorporated	120	51,639
L3Harris Technologies, Inc.	387	118,208
		483,962
Energy 9.3%
Chevron Corporation	389	60,450
Diamondback Energy, Inc.	208	29,835
EQT Corporation	670	36,486
Exxon Mobil Corporation	672	75,794
Marathon Petroleum Corporation	285	55,023
Permian Resources Corporation - Class A	1,312	16,795
Phillips 66	391	53,237
		327,620
Information Technology 8.6%
Applied Materials, Inc.	255	52,181
Cisco Systems, Inc.	1,967	134,598
Dolby Laboratories, Inc. - Class A	598	43,279
International Business Machines Corporation	132	37,352
TE Connectivity Public Limited Company	171	37,548
		304,958
Materials 8.0%
CRH Public Limited Company	783	93,825
Freeport-McMoRan Inc.	1,172	45,960
International Paper Company	1,546	71,743
Mosaic Company, The	573	19,875
Newmont Corporation	405	34,132
Packaging Corporation of America	84	18,356
		283,891
Communication Services 5.4%
AT&T Inc.	4,034	113,919
Omnicom Group Inc.	519	42,277
Walt Disney Company, The	307	35,183
		191,379
Consumer Discretionary 4.7%
Amazon.com, Inc. (a)	342	75,076
Ford Motor Company	2,016	24,110
Las Vegas Sands Corp.	651	35,039
Royal Caribbean Cruises Ltd.	100	32,354
		166,579
Consumer Staples 2.3%
Estee Lauder Companies Inc., The - Class A	416	36,634
Kenvue Inc.	863	14,000
Philip Morris International Inc.	194	31,513
		82,147
Utilities 1.6%
Constellation Energy Group, Inc.	83	27,188
Dominion Energy, Inc.	442	27,027
		54,215
Real Estate 1.0%
Weyerhaeuser Company	1,365	33,831
Total Common Stocks (cost $3,046,305)		3,452,040
SHORT TERM INVESTMENTS 2.2%
Investment Companies 2.2%
JNL Government Money Market Fund - Class I, 4.04% (c) (d)	78,946	78,946
Total Short Term Investments (cost $78,946)		78,946
Total Investments 99.9% (cost $3,125,251)		3,530,986
Other Assets and Liabilities, Net 0.1%		3,302
Total Net Assets 100.0%		3,534,288

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2025.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL/Newton Equity Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.04% - Class I	69,370	696,189	686,613	1,994	—	—	78,946	2.2
JNL Government Money Market Fund, 4.14% - Class SL	10,463	139,579	150,042	135	—	—	—	—
	79,833	835,768	836,655	2,129	—	—	78,946	2.2

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Newton Equity Income Fund
Assets - Securities
Common Stocks	3,452,040	—	—	3,452,040
Short Term Investments	78,946	—	—	78,946
	3,530,986	—	—	3,530,986

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL/PIMCO Income Fund
GOVERNMENT AND AGENCY OBLIGATIONS 89.0%
Mortgage-Backed Securities 62.5%
Federal Home Loan Mortgage Corporation
4.00%, 08/01/42 - 02/01/52	19,528	18,637
3.50%, 06/01/48	98	91
3.00%, 05/01/52	1,125	991
5.50%, 01/01/53 - 10/01/53	7,384	7,466
6.00%, 02/01/53	42,109	43,198
4.50%, 05/01/53 - 06/01/53	967	941
5.00%, 08/01/54	372	370
7.00%, 04/01/55 - 06/01/55	8,439	8,832
Federal National Mortgage Association, Inc.
4.00%, 05/01/39 - 03/01/52	32,252	30,785
3.50%, 03/01/48 - 02/01/50	3,464	3,223
3.00%, 03/01/50 - 05/01/52	4,434	3,953
5.50%, 11/01/52 - 10/01/53	27,678	28,001
4.50%, 04/01/53 - 05/01/53	507	493
6.00%, 09/01/53	231	237
6.50%, 10/01/53 - 01/01/54	19,619	20,317
7.00%, 02/01/55 - 05/01/55	8,861	9,276
TBA, 4.50%, 10/15/55 - 11/15/55 (a)	16,300	15,807
TBA, 6.50%, 10/15/55 - 11/15/55 (a)	233,955	241,908
TBA, 3.00%, 11/15/55 (a)	20,000	17,567
TBA, 3.50%, 11/15/55 (a)	26,950	24,619
TBA, 4.00%, 11/15/55 (a)	33,400	31,466
TBA, 5.00%, 11/15/55 (a)	140,425	139,180
TBA, 5.50%, 11/15/55 (a)	126,425	127,388
TBA, 6.00%, 11/15/55 (a)	171,325	174,972
Government National Mortgage Association
3.50%, 12/20/54 - 01/20/55	1,691	1,543
TBA, 6.00%, 10/15/55 - 11/15/55 (a)	11,900	12,103
TBA, 3.00%, 11/15/55 (a)	4,000	3,573
TBA, 3.50%, 11/15/55 (a)	14,270	13,012
TBA, 4.00%, 11/15/55 (a)	9,200	8,649
TBA, 4.50%, 11/15/55 (a)	14,400	13,958
TBA, 5.00%, 11/15/55 (a)	4,500	4,470
TBA, 5.50%, 11/15/55 (a)	3,000	3,020
TBA, 6.50%, 11/15/55 (a)	6,500	6,676
		1,016,722
U.S. Treasury Note 8.7%
Treasury, United States Department of
2.63%, 01/31/26 (b)	10,300	10,254
4.50%, 03/31/26 - 04/15/27	67,400	67,919
0.50%, 10/31/27 (b)	100	94
0.63%, 11/30/27	770	723
0.63%, 12/31/27 (b)	330	309
0.75%, 01/31/28 (b)	210	197
2.38%, 03/31/29	11,900	11,401
4.00%, 07/31/32	31,400	31,552
2.75%, 08/15/32	19,800	18,406
		140,855
U.S. Treasury Inflation Indexed Securities 8.4%
Treasury, United States Department of
0.13%, 07/15/26 - 07/15/31 (c)	14,457	14,317
0.38%, 01/15/27 - 07/15/27 (c)	1,238	1,228
0.75%, 07/15/28 (b) (c)	3,386	3,369
0.88%, 01/15/29 - 02/15/47 (c)	13,659	12,736
0.25%, 07/15/29 - 02/15/50 (c)	19,819	17,931
1.63%, 04/15/30 (c)	4,364	4,431
0.63%, 07/15/32 - 02/15/43 (c)	13,097	12,315
1.38%, 07/15/33 - 02/15/44 (c)	30,018	29,480
1.75%, 01/15/34 (c)	3,153	3,167
1.88%, 07/15/34 (c)	20,076	20,366
2.13%, 02/15/40 - 02/15/41 (c)	594	595
0.75%, 02/15/42 - 02/15/45 (c)	3,933	2,954
1.00%, 02/15/46 - 02/15/49 (c)	14,953	11,117
1.50%, 02/15/53 (c)	3,912	3,129
		137,135
Sovereign 6.3%
Arab Republic of Egypt
21.95%, 03/04/28, EGP	208,400	4,249
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
6.95%, 08/12/31, PEN (d)	10,072	3,219
6.95%, 08/12/31, PEN (e)	24,000	7,667
6.15%, 08/12/32, PEN	4,571	1,402
6.15%, 08/12/32, PEN (d)	6,434	1,967
7.30%, 08/12/33, PEN	8,800	2,842
5.40%, 08/12/34, PEN	1,100	309
5.40%, 08/12/34, PEN (d)	502	140
5.40%, 08/12/34, PEN (e)	2,400	669
6.90%, 08/12/37, PEN (d)	3,314	995
7.60%, 08/12/39, PEN	1,000	317
5.35%, 08/12/40, PEN	400	103
Departamento Administrativo De La Presidencia De La Republica
5.00%, 09/19/32, EUR	600	695
5.63%, 02/19/36, EUR	700	793
Gobierno Federal de los Estados Unidos Mexicanos
8.50%, 03/01/29 - 05/31/29, MXN	104,800	5,798
7.75%, 05/29/31 - 11/23/34, MXN	86,500	4,545
5.38%, 03/22/33	1,800	1,800
7.50%, 05/26/33, MXN	4,100	211
5.63%, 09/22/35	1,500	1,494
Israel, State of
5.63%, 02/19/35	2,600	2,678
Ministry of Finance
3.80%, 05/13/60 (e)	2,034	1,338
Ministry of Finance of the Russian Federation
0.00%, 04/04/42 - 09/16/43 (d) (e) (f) (g)	3,000	2,025
0.00%, 04/04/42 - 09/16/43 (e) (f) (g)	3,400	2,296
0.00%, 06/23/47 (d) (e) (f) (g) (h)	400	—
0.00%, 06/23/47 (e) (f) (g) (h)	5,400	—
Presidencia De La Nacion
1.00%, 07/09/29	450	329
0.75%, 07/09/30 (i)	4,449	2,901
4.13%, 07/09/35 - 07/09/46 (i)	4,459	2,334
5.00%, 01/09/38 (i)	3,720	2,111
3.50%, 07/09/41 (i)	4,210	2,063
Republica Bolivariana de Venezuela
0.00%, 05/07/28 - 12/09/49 (e) (f) (g)	4,258	904
0.00%, 12/31/34 - 03/31/38 (e) (f) (g)	1,712	353
Romania, Government of
5.38%, 03/22/31, EUR (d)	1,420	1,694
5.13%, 09/24/31, EUR (d)	2,900	3,389
5.88%, 07/11/32, EUR (d) (j)	3,900	4,679
6.25%, 09/10/34, EUR (d)	2,800	3,379
5.63%, 02/22/36 - 05/30/37, EUR (d)	2,340	2,632
6.75%, 07/11/39, EUR (d)	2,300	2,746
South Africa, Parliament of
8.00%, 01/31/30, ZAR	12,600	732
7.00%, 02/28/31, ZAR	109,400	6,010
8.88%, 02/28/35, ZAR	119,900	6,819
8.50%, 01/31/37, ZAR	37,800	2,014
9.00%, 01/31/40, ZAR	8,600	456
Turkiye Cumhuriyeti Basbakanlik
47.88%, 05/20/26, TRY	600	15
48.48%, 08/19/26 - 05/17/28, TRY	117,300	2,776
45.84%, 09/06/28, TRY	7,500	176
6.13%, 10/24/28	600	611
7.63%, 04/26/29	1,330	1,413
5.25%, 03/13/30	3,400	3,315
5.75%, 05/11/47	800	634
		102,037
U.S. Treasury Bond 2.8%
Treasury, United States Department of
4.38%, 08/15/43	4,700	4,536
3.00%, 08/15/48	30	23
4.63%, 05/15/54	22,300	21,910
4.25%, 08/15/54	3,000	2,770
4.50%, 11/15/54	17,400	16,754
		45,993

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Treasury Inflation Indexed Securities 0.3%
Gobierno Federal de los Estados Unidos Mexicanos
3.00%, 12/03/26, MXN (k)	15,539	841
4.00%, 11/30/28 - 08/24/34, MXN (k)	76,858	4,170
2.75%, 11/27/31, MXN (k)	4,690	232
		5,243
Total Government And Agency Obligations (cost $1,464,044)		1,447,985
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 36.0%
Accredited Mortgage Loan Trust 2006-2
Series 2006-A4-2, REMIC, 4.70%, (1 Month Term SOFR + 0.37%), 09/25/36 (i) (l) (m)	1,499	1,489
ACE Securities Corp. Home Equity Loan Trust, Series 2006-ASL1
Series 2005-M2-AG1, REMIC, 1.76%, (1 Month Term SOFR + 0.80%), 08/25/35 (i) (l) (m)	5,527	4,787
Aegis Asset Backed Securities Trust
Series 2004-M1-1, REMIC, 5.96%, (1 Month Term SOFR + 1.13%), 04/25/34 (i) (l) (m)	3,414	3,356
AFC Mortgage Corporation
Series 2000-2A-1, REMIC, 4.91%, (1 Month Term SOFR + 0.75%), 03/25/30 (l)	988	934
Alba 2006-2 PLC
Series 2006-D-2, 4.55%, (SONIA + 0.58%), 12/15/38, GBP (e) (l)	721	908
Alternative Loan Trust 2004-24CB
Series 2004-A1-20T1, REMIC, 6.00%, 09/25/34	1,620	1,611
Alternative Loan Trust 2005-43
Series 2005-B1-J4, REMIC, 4.66%, (1 Month Term SOFR + 2.14%), 07/25/35 (i) (l) (m)	1,782	1,740
Series 2005-A3-38, REMIC, 4.57%, (1 Month Term SOFR + 0.81%), 09/25/35 (i) (l) (m)	182	162
Series 2005-1A1-35CB, REMIC, 5.50%, 09/25/35	582	426
Alternative Loan Trust 2005-45
Series 2005-2A3A-AR1, REMIC, 3.92%, (1 Month Term SOFR + 0.81%), 10/25/35 (i) (l) (m)	6,388	5,885
Series 2005-1A1-59, REMIC, 3.78%, (1 Month Term SOFR + 0.77%), 11/20/35 (i) (l) (m)	1,207	1,139
Alternative Loan Trust 2006-9T1
Series 2005-A1-81, REMIC, 4.25%, (1 Month Term SOFR + 0.67%), 02/25/36 (i) (l) (m)	599	514
Alternative Loan Trust 2006-OA17
Series 2006-1A1A-OA17, REMIC, 3.85%, (1 Month Term SOFR + 0.31%), 12/20/46 (i) (l)	1,210	1,107
Alternative Loan Trust 2007-19
Series 2007-2A1-19, REMIC, 6.50%, 08/25/37	4,005	1,708
American Airlines, Inc.
Series 2015-A-1, 3.38%, 05/01/27	1,499	1,468
Series 2015-AA-2, 3.60%, 09/22/27	385	377
Ameriquest Mortgage Securities Inc.
Series 2005-M5-R10, REMIC, 5.22%, (1 Month Term SOFR + 1.06%), 11/25/35 (i) (l)	4,660	4,319
Anchorage Credit Funding 11, Ltd.
Series 2020-A-11A, 3.40%, 04/25/38	3,407	3,330
Anchorage Credit Funding 12, Ltd.
Series 2020-A1-12A, 3.18%, 10/25/38	1,000	968
Anchorage Credit Funding 13, Ltd.
Series 2021-A1-13A, 2.88%, 07/27/39	1,000	954
Anchorage Credit Funding 14, Ltd.
Series 2021-A-14A, 3.00%, 01/23/40	1,000	947
Anchorage Credit Funding 2 Ltd
Series 2015-ARV-2A, 3.93%, 04/25/38	2,300	2,267
Attentus CDO III, Ltd.
Series 2007-A2-3A, REMIC, 5.04%, (3 Month Term SOFR + 0.71%), 10/11/42 (d) (l)	5,841	5,199
Avis Budget Rental Car Funding (AESOP) LLC
Series 2022-A-5A, 6.12%, 04/20/26	400	402
Series 2023-A-3A, 5.44%, 02/20/27	150	152
Series 2023-A-5A, 5.78%, 04/20/27	320	327
Series 2024-A-2A, 5.13%, 10/20/27	790	802
Avon Finance No.4 PLC
Series A-4A, 4.87%, (SONIA + 0.90%), 12/28/49, GBP (d) (i) (l)	5,873	7,915
Bain Capital Credit CLO 2021-3 Ltd
Series 2021-AR-3A, 5.38%, (3 Month Term SOFR + 1.06%), 07/24/34 (l)	6,400	6,409
Banc of America Funding Corp
Series 2005-5M1-A, REMIC, 3.96%, (1 Month Term SOFR + 0.79%), 02/20/35 (i) (l) (m)	2,331	2,255
Series 2005-1A23-3, REMIC, 5.50%, 06/25/35	56	56
BCAP LLC 2009-RR13-II Trust
Series 2009-17A3-RR13, REMIC, 4.06%, 04/26/37 (l)	3,481	1,548
Bear Stearns ALT-A Trust 2006-3
Series 2005-12A1-8, REMIC, 4.41%, (1 Month Term SOFR + 0.65%), 10/25/35 (i) (l) (m)	375	372
Bear Stearns Asset Backed Securities I Trust 2006-HE1
Series 2004-M1-HE10, REMIC, 5.41%, (1 Month Term SOFR + 1.09%), 12/25/34 (i) (l) (m)	2,766	2,790
BHG Securitization Trust 2025-1CON
Series 2025-A-1CON, 4.82%, 04/17/36	3,632	3,656
Bombardier Capital Inc.
Series 1999-A5-B, REMIC, 2.99%, 12/15/29 (l) (m)	6,296	374
BridgeCrest Lending Auto Securitization Trust 2024-4
Series 2024-A2-4, 4.84%, 11/17/25	2,350	2,352
BX Trust 2021-ARIA
Series 2021-C-ARIA, REMIC, 5.91%, (1 Month Term SOFR + 1.76%), 10/15/36 (l)	2,200	2,199
Series 2021-D-ARIA, REMIC, 6.16%, (1 Month Term SOFR + 2.01%), 10/15/36 (l)	2,400	2,401
BX Trust 2021-RISE
Series 2021-D-RISE, REMIC, 6.01%, (1 Month Term SOFR + 1.86%), 11/17/36 (l)	773	773
Carrington Mortgage Loan Trust, Series 2006-NC3
Series 2006-A4-NC3, REMIC, 5.14%, (1 Month Term SOFR + 0.35%), 07/25/36 (i) (l) (m)	7,130	5,797
Carval
Series 2018-AR-1A, 5.55%, (3 Month Term SOFR + 1.23%), 07/16/31 (l)	10,258	10,266
Carvana Auto Receivables Trust 2023-P3
Series 2023-A3-P3, 5.82%, 11/10/26	4,085	4,114
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB8
Series 2006-A2C-CB8, REMIC, 12.68%, (1 Month Term SOFR + 0.41%), 10/25/36 (i) (l) (m)	4,528	3,913
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-2A
Series 2004-A1-1A, REMIC, 5.24%, (1 Month Term SOFR + 0.39%), 01/25/35 (d) (i) (l)	85	82
CHL Mortgage Pass-Through Trust 2006-17
Series 2006-A1-17, REMIC, 6.00%, 12/25/36	1,187	504
CIM Trust 2023-R4
Series 2023-A1-R4, REMIC, 5.00%, 05/25/62	4,982	5,009
Citigroup Commercial Mortgage Trust 2016-C1
Series 2016-A4-C1, REMIC, 3.21%, 05/12/26	5,500	5,460
Citigroup Mortgage Loan Trust
Series 2006-2A1A-4, REMIC, 6.00%, 12/25/35	1,396	1,399
Citigroup Mortgage Loan Trust 2006-AR9
Series 2006-1M2-AR9, REMIC, 5.14%, (1 Month Term SOFR + 0.82%), 11/25/36 (i) (l) (m)	2,298	2,398
Citigroup Mortgage Loan Trust 2013-2
Series 2013-1A4-2, REMIC, 6.05%, 11/25/37 (l)	2,145	1,969
COLT 2022-5 Mortgage Loan Trust
Series 2022-A1-5, REMIC, 4.55%, 04/25/67 (i) (l)	2,824	2,868
CommonBond Student Loan Trust 2020-A-GS
Series 2020-A-AGS, 1.98%, 08/25/50	2,344	2,110
Conseco Finance Corp.
Series 1999-A6-5, REMIC, 7.50%, 03/01/30	2,836	746
CPS Auto Receivables Trust 2023-B
Series 2023-B-B, 5.38%, 01/18/28	34	34
Series 2023-C-B, 6.04%, 07/16/29	300	303

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Cross 2023-H1 Mortgage Trust
Series 2023-A1-H1, REMIC, 6.62%, 03/25/68 (i) (l) (m)	4,363	4,397
CSMC 2021-RPL3 Trust
Series 2021-M1-RPL3, REMIC, 3.38%, 01/25/60	1,000	832
CSMC Mortgage-Backed Trust
Series 2009-5A9-11R, REMIC, 4.32%, 08/26/36 (l)	456	447
CSMC Mortgage-Backed Trust 2006-6
Series 2006-1A11-6, REMIC, 6.00%, 07/25/36	458	208
CSMC Series 2009-5R
Series 2009-1A2-5R, REMIC, 5.28%, 06/26/36 (l)	1,633	1,296
CWABS Asset-Backed Certificates Trust 2006-20
Series 2006-2A4-20, REMIC, 3.62%, (1 Month Term SOFR + 0.34%), 09/25/35 (i) (l) (m)	13,001	11,810
CWABS Asset-Backed Certificates Trust 2006-21
Series 2006-1A-21, REMIC, 4.00%, (1 Month Term SOFR + 0.25%), 05/25/35 (i) (l) (m)	538	525
CWABS Asset-Backed Certificates Trust 2007-10
Series 2007-1M1-10, REMIC, 3.51%, (1 Month Term SOFR + 0.37%), 11/25/36 (i) (l) (m)	9,898	8,010
CWABS, Inc.
Series 2004-M6-BC5, REMIC, 5.17%, (1 Month Term SOFR + 1.76%), 07/25/34 (i) (l) (m)	3,733	3,714
Series 2004-M1-SD3, REMIC, 6.37%, (1 Month Term SOFR + 1.39%), 07/25/34 (i) (l) (m)	39	39
Series 2004-M4-AB2, REMIC, 3.77%, (1 Month Term SOFR + 1.39%), 11/25/34 (i) (l) (m)	2,450	2,135
Series 2005-MV6-7, REMIC, 4.23%, (1 Month Term SOFR + 1.31%), 08/25/35 (i) (l) (m)	4,000	3,762
CWMBS, Inc.
Series 2006-2A1-OA5, REMIC, 4.14%, (1 Month Term SOFR + 0.51%), 04/25/46 (i) (l) (m)	2,097	1,809
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-Ar1
Series 2005-2A5-5, REMIC, 5.62%, (1 Month Term SOFR + 1.46%), 11/25/35 (l)	5,258	2,283
DSLA Mortgage Loan Trust 2004-AR2
Series 2004-1A1A-AR4, REMIC, 4.25%, (1 Month Term SOFR + 0.83%), 01/19/45 (i) (l) (m)	983	892
Ellington Financial Mortgage Trust 2020-1
Series 2020-A1-1, REMIC, 2.01%, 05/25/65 (l)	17	17
Ellington Financial Mortgage Trust 2022-4
Series 2022-A1-4, REMIC, 5.90%, 09/25/67 (i)	8,723	8,704
Ellington Loan Acquisition Trust 2007-1
Series 2007-M1-1, REMIC, 3.95%, (1 Month Term SOFR + 2.21%), 05/25/37 (i) (l) (m)	28,000	24,244
Encore Credit Receivables Trust
Series 2005-M5-4, REMIC, 3.48%, (1 Month Term SOFR + 1.09%), 01/25/36 (i) (l) (m)	8,175	7,436
Eurosail-UK 2007-3BL PLC
Series 2007-C1A-3X, 4.64%, (SONIA + 0.67%), 06/13/45, GBP (e) (l)	11,954	14,520
Eurosail-UK 2007-6NC PLC
Series 2007-A3A-6NCX, 4.79%, (SONIA + 0.82%), 09/13/45, GBP (e) (l)	16	21
Extended Stay America Trust 2021-ESH
Series 2021-A-ESH, REMIC, 5.34%, (1 Month Term SOFR + 1.19%), 07/15/38 (l)	10,878	10,878
First Franklin Mortgage Loan Trust 2006FF13
Series 2006-A2C-FF13, REMIC, 1.93%, (1 Month Term SOFR + 0.43%), 10/25/36 (i) (l) (m)	6,336	4,050
Fremont Home Loan Trust 2006-E
Series 2006-1A1-E, REMIC, 3.58%, (1 Month Term SOFR + 0.25%), 01/25/37 (i) (l) (m)	12,703	6,391
GE-WMC Mortgage Securities, L.L.C.
Series 2005-M2-1, REMIC, 2.82%, (1 Month Term SOFR + 0.80%), 10/25/35 (i) (l) (m)	17,707	14,235
GLS Auto Receivables Issuer Trust 2023-2
Series 2023-B-2A, 5.52%, 11/15/27	1,593	1,594
GS Mortgage Securities Corp.
Series 2006-2A3-5, REMIC, 1.48%, (1 Month Term SOFR + 0.65%), 03/25/36 (i) (l) (m)	3,509	1,655
GSMSC Resecuritization Trust 2015-8R
Series 2015-B-8R, REMIC, 2.33%, 04/28/37 (l)	23,904	5,835
GSR Mortgage Loan Trust 2005-AR1
Series 2004-1AF-4, REMIC, 4.58%, (1 Month Term SOFR + 0.51%), 06/25/34 (l) (m)	3,038	2,742
Series 2004-M2-10, REMIC, 4.28%, 08/25/34 (i) (l) (m)	2,993	2,781
HarborView Mortgage Loan Trust 2006-8
Series 2006-1A1-8, REMIC, 2.17%, (1 Month Term SOFR + 0.51%), 07/21/36 (i) (l) (m)	4,221	2,085
HITR 2019-2A A1 144A 3MLIB+176BP
Series 2019-A1-2, 6.23%, (3 Month Term SOFR + 2.02%), 05/23/39 (l)	8,559	8,517
Home Equity Asset Trust
Series 2004-M1-4, REMIC, 5.22%, (1 Month Term SOFR + 0.89%), 10/25/34 (i) (l) (m)	770	762
Honda Auto Receivables 2024-4 Owner Trust
Series 2024-A2-4, 4.56%, 04/15/26	4,370	4,375
Series 2024-A3-4, 4.33%, 01/18/28	7,900	7,943
IndyMac INDX Mortgage Loan Trust 2006-AR21
Series 2006-3A1-AR11, REMIC, 3.40%, 06/25/36 (l)	2,052	1,347
IndyMac MBS, Inc.
Series 2005-A5-A5, REMIC, 4.67%, (1 Month Term SOFR + 0.51%), 05/25/35 (l)	844	520
J.P. Morgan Alternative Loan Trust 2006-A2
Series 2006-1A4-A2, REMIC, 4.38%, (1 Month Term SOFR + 0.65%), 05/25/36 (i) (l) (m)	845	728
J.P. Morgan Alternative Loan Trust 2006-A6
Series 2006-1A1-A5, REMIC, 8.07%, (1 Month Term SOFR + 0.43%), 10/25/36 (i) (l) (m)	790	728
J.P. Morgan Chase Commercial Mortgage Securities Trust 2021-2NU
Series 2021-A-2NU, REMIC, 1.97%, 01/07/28	7,390	6,750
J.P. Morgan Mortgage Acquisition Corp. 2005-FLD1
Series 2005-M6-FLD1, REMIC, 5.35%, (1 Month Term SOFR + 1.19%), 07/25/35 (l)	4,433	4,354
J.P. Morgan Mortgage Trust 2022-DCS1
Series 2023-A1-DSC1, REMIC, 4.62%, 12/25/33 (l)	3,805	3,754
J.P. Morgan Mortgage Trust 2024-VIS1
Series 2024-A1-VIS1, REMIC, 5.99%, 09/01/54 (l)	3,990	4,033
J.P. Morgan Seasoned Mortgage Trust 2024-1
Series 2024-A3-1, REMIC, 4.41%, 04/25/46 (l) (m)	925	888
JPMCC Commercial Mortgage Securities Trust 2016-JP4
Series 2016-A4-JP4, REMIC, 3.65%, 11/18/26 (l)	2,600	2,577
Kinbane 2022-RPL 1 Designated Activity Company
Series 2022-A-RPL1X, 3.87%, (1 Month EURIBOR + 2.00%), 09/25/62, EUR (e) (i) (l)	7,012	8,239
Lehman XS Trust, Series 2007-15N
Series 2007-2A1-15N, REMIC, 4.11%, (1 Month Term SOFR + 0.61%), 08/25/47 (i) (l) (m)	1,842	1,746
Lugo Funding Designated Activity Company
Series 2024-A-1A, 3.02%, (3 Month EURIBOR + 1.00%), 05/26/66, EUR (d) (i) (l)	12,510	14,693
Magnetite XXV, Limited
Series 2020-A-25A, 5.78%, (3 Month Term SOFR + 1.46%), 01/26/32 (l)	1,945	1,945
Mansard Mortgages 2006-1 PLC
Series 2006-B1-1X, 5.30%, (SONIA + 1.22%), 10/15/48, GBP (e) (l)	2,999	3,908
Marathon CLO XIII Ltd
Series 2019-AAR2-1A, 5.52%, (3 Month Term SOFR + 1.20%), 04/15/32 (l)	6,972	6,972
MASTR Asset Backed Securities Trust 2006-AM1
Series 2005-M8-WF1, REMIC, 5.17%, (1 Month Term SOFR + 1.97%), 06/25/35 (i) (l) (m)	2,828	2,937
Series 2005-A4-NC2, REMIC, 2.20%, (1 Month Term SOFR + 0.81%), 11/25/35 (i) (l) (m)	7,956	4,500
Meritage Mortgage Corporation
Series 2004-M2-2, REMIC, 0.00%, (1 Month Term SOFR + 1.01%), 01/25/35 (i) (l) (m)	2,438	2,400

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
METAL 2017-1 LLC
Series 2017-A-1, 4.58%, 10/15/42 (d) (i)	920	538
MFA 2023-NQM2 Trust
Series 2023-A1-NQM2, REMIC, 4.40%, 03/25/68 (i)	11,629	11,594
Mill City Mortgage Loan Trust 2017-1
Series 2017-B3-1, REMIC, 3.71%, 04/25/33 (l)	1,638	1,385
Morgan Stanley & Co. LLC
Series 2019-A4-L2, REMIC, 4.07%, 02/16/29	1,700	1,671
Morgan Stanley Capital I Trust 2021-L7
Series 2021-D-230P, REMIC, 6.64%, (1 Month Term SOFR + 2.49%), 12/15/38 (l)	2,929	2,626
Series 2021-E-230P, REMIC, 7.34%, (1 Month Term SOFR + 3.19%), 12/15/38 (l)	1,050	908
Mr. Cooper Group Inc.
Series 2007-A1A-OA5, REMIC, 3.59%, (12 Month Treasury Average + 0.84%), 05/25/47 (l) (m)	1,375	1,169
Navient Funding, LLC
Series 2006-A5-B, REMIC, 4.57%, (3 Month Term SOFR + 0.53%), 12/15/39 (l)	904	882
Navient Student Loan Trust 2020-2
Series 2020-A1B-2A, REMIC, 5.37%, (SOFR 30-Day Average + 1.01%), 02/25/33 (l)	4,937	4,936
Nelnet Student Loan Trust 2023-A
Series 2023-AFX-AA, 6.64%, 02/20/41	1,858	1,936
Nelnet Student Loan Trust 2025-C
Series 2025-A1A-CA, REMIC, 4.67%, 08/15/36	4,800	4,801
New Residential Mortgage Loan Trust 2019-RPL3
Series 2019-A2-RPL3, REMIC, 3.00%, 07/25/59 (l)	1,500	1,390
Newgate Funding PLC
Series 2007-A3-2X, 4.43%, (SONIA + 0.28%), 12/15/50, GBP (e) (l)	2,277	2,996
Nissan Auto Receivables 2024-B Owner Trust
Series 2024-A2A-B, 4.51%, 06/15/27	4,498	4,503
Novastar Mortgage Funding Trust, Series 2007-1
Series 2007-A2C-1, REMIC, 1.33%, (1 Month Term SOFR + 0.29%), 03/25/37 (i) (l) (m)	35,472	11,150
Octane Receivables Trust 2024-3
Series 2024-A2-3A, REMIC, 4.94%, 08/20/27	3,457	3,468
Park Place Securities, Inc.
Series 2005-M5-WHQ2, REMIC, 2.71%, (1 Month Term SOFR + 1.15%), 05/25/35 (i) (l) (m)	4,461	3,510
People's Choice Home Loan Securities Trust Series 2005-3
Series 2005-M3-3, REMIC, 0.22%, (1 Month Term SOFR + 0.97%), 08/25/35 (i) (l) (m)	626	615
PHH Alternative Mortgage Trust, Series 2007-3
Series 2007-A3-3, REMIC, 4.84%, (1 Month Term SOFR + 0.71%), 07/25/37 (i) (l) (m)	2,337	2,281
Preferred Residential Securities 05-2 PLC
Series 2005-C1C-2X, 4.84%, (SONIA + 0.69%), 12/15/40, GBP (e) (i) (l)	513	688
PRET 2024-NPL8, LLC
Series 2024-A1-NPL8, 5.96%, 11/25/27 (i)	7,573	7,577
Prospect Mortgage, LLC
Series 2005-M8-2, REMIC, 4.39%, (1 Month Term SOFR + 2.06%), 04/25/35 (i) (l) (m)	3,738	3,636
RCKT Mortgage Trust 2024-CES5
Series 2024-A1A-CES5, REMIC, 5.85%, 07/25/28 (i) (l)	4,130	4,173
RCKT Mortgage Trust 2024-CES7
Series 2024-A1A-CES7, REMIC, 5.16%, 09/25/28 (i)	998	999
Regional Management Issuance Trust 2024-2
Series 2024-A-2, 5.11%, 12/15/33	4,600	4,640
Renaissance Home Equity Loan Trust 2006-3
Series 2006-AF3-3, REMIC, 5.59%, 11/25/36 (i)	19,851	6,173
Series 2006-AF5-3, REMIC, 6.12%, 11/25/36 (i)	2,934	998
Research-Driven Pagaya Motor Asset Trust 2023-3
Series 2023-A-3A, 7.13%, 01/26/32	2,724	2,729
RFMSI Series 2006-S6 Trust
Series 2006-A12-S6, REMIC, 6.00%, 07/25/36	1,426	1,269
RFMSI Series 2007-S4 Trust
Series 2007-A5-S4, REMIC, 6.00%, (1 Month Term SOFR + 0.71%), 04/25/37 (l)	634	533
Romark Credit Funding I Ltd
Series 2020-AV-1A, 3.57%, 04/28/38	1,700	1,653
Santander Drive Auto Receivables Trust 2024-5
Series 2024-A2-5, 4.88%, 12/15/25	1,727	1,728
Saxon Asset Securities Trust 2004-3
Series 2004-M1-1, REMIC, 4.58%, (1 Month Term SOFR + 0.91%), 03/25/35 (i) (l) (m)	265	224
Securitized Asset Backed Receivables LLC
Series 2005-M2-FR3, REMIC, 0.00%, (1 Month Term SOFR + 1.09%), 04/25/35 (i) (l) (m)	830	742
SG Mortgage Securities Trust
Series 2005-M3-OPT1, REMIC, 2.91%, (1 Month Term SOFR + 0.82%), 10/25/35 (i) (l) (m)	4,975	4,594
SLM Student Loan Trust 2012-5
Series 2012-A3-5, 5.27%, (SOFR 30-Day Average + 0.91%), 03/25/26 (l)	5,252	5,234
SMB Private Education Loan Trust 2022-B
Series 2022-A1A-B, REMIC, 3.94%, 02/16/55	1,829	1,788
Series 2022-A1B-B, REMIC, 5.82%, (SOFR 30-Day Average + 1.45%), 02/16/55 (l)	1,829	1,846
SMB Private Education Loan Trust 2022-C
Series 2022-A1B-C, 6.22%, (SOFR 30-Day Average + 1.85%), 05/16/50 (l)	1,754	1,780
SMB Private Education Loan Trust 2024-D
Series 2024-A1B-D, 5.62%, (SOFR 30-Day Average + 1.25%), 07/05/53 (l)	3,344	3,344
Sound Point CLO XVIII Ltd
Series 2017-A1-4A, 5.71%, (3 Month Term SOFR + 1.38%), 01/21/31 (l)	1,150	1,151
Sound Point CLO XXVIII, Ltd
Series 2020-A1R-3A, 5.60%, (3 Month Term SOFR + 1.28%), 01/26/32 (l)	10,769	10,779
Soundview Home Loan Trust
Series 2005-M5-1, REMIC, 3.77%, (1 Month Term SOFR + 1.28%), 04/25/35 (i) (l) (m)	2,810	2,721
Series 2005-M2-OPT2, REMIC, 0.89%, (1 Month Term SOFR + 0.95%), 08/25/35 (i) (l) (m)	7,427	6,741
Specialty Underwriting & Residential Finance Trust
Series 2006-A1-AB2, REMIC, 2.37%, (1 Month Term SOFR + 0.41%), 06/25/37 (i) (l) (m)	15,559	8,458
Spirit Airlines, LLC
Series 2017-AA-1, 0.00%, 02/15/30 (f) (g)	240	225
Structured Asset Investment Loan Trust 2005-4
Series 2004-M2-5, REMIC, 3.98%, (1 Month Term SOFR + 0.94%), 06/25/34 (i) (l) (m)	2,936	2,832
Series 2005-M2-HE1, REMIC, 9.96%, (1 Month Term SOFR + 0.83%), 07/25/35 (i) (l) (m)	803	771
Structured Asset Securities Corporation Mortgage Loan Trust
Series 2007-M1-GEL2, REMIC, 4.07%, (1 Month Term SOFR + 0.81%), 05/25/37 (i) (l) (m)	15,421	12,269
Structured Asset Securities Corporation Mortgage Loan Trust 2007-OSI
Series 2007-A4-OSI, REMIC, 1.54%, (1 Month Term SOFR + 0.31%), 06/25/37 (i) (l) (m)	11,937	7,873
Tesla Sustainable Energy Trust 2024-1
Series 2024-A3-1A, 5.29%, 12/22/31	1,800	1,810
Towd Point Mortgage Trust 2022-4
Series 2022-A1-4, REMIC, 3.75%, 09/25/31	9,307	8,920
United Airlines Pass Through Certificates, Series 2018-1
Series 2018-AA-1, 3.50%, 03/01/30	716	688
United Airlines Pass Through Trust 2020-1A
Series 2020-A-1, 5.88%, 10/15/27	996	1,018
Verus Securitization Trust 2023-3
Series 2023-A1-3, REMIC, 5.93%, 03/25/68 (l)	4,750	4,756
Washington Mutual Asset-Backed Certificates WaMu Series 2007-HE2 Trust
Series 2007-2A3-HE2, REMIC, 1.36%, (1 Month Term SOFR + 0.36%), 04/25/37 (i) (l) (m)	34,799	11,993

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Washington Mutual Asset-Backed Certificates, WaMu Series 200X-HEX Trust
Series 2005-3M2-WL1, REMIC, 3.81%, (1 Month Term SOFR + 0.89%), 06/25/45 (i) (l) (m)	521	560
Washington Mutual Mortgage Pass-Through Certificates Series 2003-AR9 Trust
Series 2005-1A3-AR10, REMIC, 4.68%, 09/25/35 (l)	2,336	2,144
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OA3 Trust
Series 2007-4A2-OA3, REMIC, 3.22%, (12 Month Treasury Average + 0.70%), 04/25/47 (l) (m)	931	829
Wells Fargo Mortgage Backed Securities 2007-AR7 Trust
Series 2007-A1-AR7, REMIC, 6.15%, 12/25/37 (l)	10,005	9,018
WSTN Trust
Series 2023-A-MAUI, REMIC, 6.52%, 09/08/39 (l)	800	816
Total Non-U.S. Government Agency Asset-Backed Securities (cost $623,221)		586,392
CORPORATE BONDS AND NOTES 13.0%
Financials 4.3%
Avolon Holdings Funding Limited
2.53%, 11/18/27 (d)	984	946
Banca Monte dei Paschi di Siena S.p.A.
1.88%, 01/09/26, EUR (e)	100	117
Banco Santander, S.A.
6.53%, 11/07/27	1,500	1,537
6.61%, 11/07/28	1,200	1,284
Barclays PLC
6.49%, 09/13/29	1,200	1,271
BPCE
6.71%, 10/19/29 (d)	1,650	1,753
5.88%, 01/14/31 (d)	1,000	1,045
7.00%, 10/19/34 (d)	1,400	1,561
Credicorp Capital Sociedad Titularizada S.A.
10.10%, 12/15/43, PEN (d)	1,000	310
9.70%, 03/05/45, PEN (d)	1,700	522
Credit Agricole S.A.
5.22%, 05/27/31 (d)	3,400	3,490
Credit Suisse Group AG
7.75%, 03/01/29, EUR (e)	2,250	2,942
Eagle Funding LuxCo S.a r.l.
5.50%, 08/17/30 (d)	8,800	8,938
Ford Motor Credit Company LLC
4.54%, 08/01/26	2,400	2,398
2.70%, 08/10/26	3,700	3,640
4.13%, 08/17/27	3,200	3,146
3.82%, 11/02/27	3,067	2,993
2.90%, 02/16/28	200	190
Marex Group PLC
6.40%, 11/04/29	300	309
Nationwide Building Society
4.30%, 03/08/29 (d)	1,000	999
NatWest Group PLC
5.08%, 01/27/30 (j)	2,800	2,860
4.45%, 05/08/30 (n)	2,000	2,001
Panama Infrastructure Receivable Purchaser PLC
0.00%, 04/05/32 (d) (o)	6,449	4,875
Rio Oil Finance Trust
8.20%, 04/06/28 (d)	129	133
Santander Holdings USA, Inc.
5.35%, 09/06/30	700	715
Santander UK Group Holdings PLC
3.82%, 11/03/28 (n)	1,800	1,779
4.86%, 09/11/30 (n)	800	808
5.69%, 04/15/31 (n)	1,200	1,252
Societe Generale
6.69%, 01/10/34 (d)	200	218
Stichting AK Rabobank Certificaten II
6.50%, EUR (e) (i) (l) (p)	2,701	3,647
UBS Group AG
6.33%, 12/22/27 (d)	4,400	4,510
6.25%, 09/22/29 (d)	3,000	3,166
3.09%, 05/14/32 (d)	850	786
6.54%, 08/12/33 (d)	2,850	3,144
Voyager Aviation Holdings, LLC
0.00%, 05/09/26 (d) (f) (g) (h)	1,141	—
		69,285
Communication Services 2.5%
Altice France
5.88%, 02/01/27, EUR (e)	400	423
4.13%, 01/15/29, EUR (e)	100	101
4.25%, 10/15/29, EUR (e)	100	101
Altice France Holding S.A.
8.13%, 02/01/27 (d)	1,000	935
5.50%, 01/15/28 - 10/15/29 (d)	600	524
5.13%, 01/15/29 - 07/15/29 (d)	900	771
Beignet Investments, LLC
6.58%, 05/30/49 (d) (q)	32,670	32,670
DISH DBS Corporation
5.25%, 12/01/26 (d)	2,590	2,545
5.75%, 12/01/28 (d)	2,090	2,004
Uniti Group Inc.
6.50%, 02/15/29 (d)	507	476
		40,550
Utilities 1.9%
Edison International
6.25%, 03/15/30	400	416
5.25%, 03/15/32	3,600	3,566
PG&E Corporation
3.30%, 03/15/27 - 12/01/27	1,347	1,322
3.00%, 06/15/28	3,343	3,223
3.75%, 07/01/28	975	957
4.55%, 07/01/30	7,254	7,211
4.40%, 03/01/32	1,000	974
6.00%, 08/15/35	600	628
4.30%, 03/15/45	9,005	7,202
Pryvatne Aktsionerne Tovarystvo Natsionalna Energetychna Kompaniya Ukrenergo
0.00%, 11/09/28 (e) (f) (g)	400	320
Thames Water Super Senior Issuer PLC
9.75%, 10/10/27, GBP (d)	251	377
Thames Water Utilities Finance PLC
4.00%, 04/18/27, EUR (e)	100	81
9.75%, 10/10/27, GBP (e)	56	83
9.75%, 10/10/27, GBP (d)	197	296
1.60%, 12/23/27 (e)	200	140
0.88%, 01/31/28, EUR (e)	1,700	1,356
3.50%, 02/25/28, GBP (e)	100	93
4.38%, 01/18/31, EUR (e)	700	570
7.13%, 04/30/31, GBP (e)	100	94
2.63%, 01/24/32, GBP (e)	400	363
1.25%, 01/31/32, EUR (e)	200	159
6.50%, 02/09/32, GBP	100	94
4.38%, 07/03/34, GBP (e)	300	276
5.13%, 09/28/37, GBP	200	186
5.50%, 02/11/41, GBP (e)	700	651
7.75%, 04/30/44, GBP (e)	600	568
Thames Water Utilities Limited
0.00%, 03/22/27, GBP (d) (o)	37	43
		31,249
Energy 1.8%
Energy Transfer LP
6.10%, 12/01/28	1,700	1,789
Gaz Capital S.A.
0.00%, 03/23/27 (e) (f) (g)	800	685
Gaz Finance PLC
0.00%, 06/29/27 - 01/27/29 (e) (f) (g)	6,600	4,725
Petroleos de Venezuela, S.A.
0.00%, 05/16/26 - 04/12/37 (e) (f) (g)	1,290	207
0.00%, 04/12/27 (e) (f) (g)	300	48
Petroleos Mexicanos
6.70%, 02/16/32	7,889	7,810
6.95%, 01/28/60	1,190	978

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Topaz Solar Farms LLC
4.88%, 09/30/39 (d)	54	47
5.75%, 09/30/39 (d)	589	596
Venture Global Calcasieu Pass, LLC
3.88%, 08/15/29 - 11/01/33 (d)	2,200	2,103
Venture Global LNG, Inc.
8.13%, 06/01/28 (d)	1,600	1,657
9.50%, 02/01/29 (d)	200	221
7.00%, 01/15/30 (d)	5,400	5,589
9.88%, 02/01/32 (d)	3,000	3,267
		29,722
Consumer Discretionary 0.8%
Carvana Co.
9.00%, 06/01/30 (d) (i) (j) (r)	1,836	1,921
9.00%, 06/01/31 (d) (i) (r)	2,445	2,770
Mitchells & Butlers Finance PLC
6.01%, 12/15/28, GBP (i)	79	107
Nissan Motor Acceptance Company LLC
6.30%, 09/13/27 (d) (l)	2,600	2,595
Nissan Motor Co., Ltd.
4.35%, 09/17/27 (d)	4,300	4,221
7.50%, 07/17/30 (d)	800	840
4.81%, 09/17/30 (d) (j)	300	283
Stellantis Finance US Inc.
5.75%, 03/18/30 (d) (j)	700	712
		13,449
Industrials 0.6%
Boeing Company, The
2.75%, 02/01/26	2,140	2,131
2.20%, 02/04/26 (s)	6,480	6,431
6.26%, 05/01/27 (s)	630	648
6.30%, 05/01/29 (s)	90	96
6.53%, 05/01/34 (s)	300	332
		9,638
Health Care 0.5%
Bayer US Finance LLC
6.25%, 01/21/29 (d)	3,700	3,892
Centene Corporation
3.38%, 02/15/30	700	644
3.00%, 10/15/30	1,900	1,698
2.63%, 08/01/31	3,000	2,577
		8,811
Consumer Staples 0.3%
B.A.T. International Finance P.L.C.
5.93%, 02/02/29	3,300	3,466
Flora Food Management B.V.
6.88%, 07/02/29, EUR (d)	1,100	1,287
		4,753
Real Estate 0.3%
Country Garden Holdings Company Limited
0.00%, 10/22/25 - 01/17/49 (e) (f) (g)	1,800	189
EPR Properties
4.75%, 12/15/26	32	32
4.95%, 04/15/28	90	91
GLP Financing, LLC
5.30%, 01/15/29	268	273
Kennedy Wilson Europe Real Estate Limited
3.25%, 11/12/25, EUR (e)	1,895	2,224
Uniti Group LP
10.50%, 02/15/28 (d)	1,356	1,427
		4,236
Total Corporate Bonds And Notes (cost $213,574)		211,693
SENIOR FLOATING RATE INSTRUMENTS 3.0%
Health Care 1.1%
AMSURG LLC
2023 First Out Term Loan, 12.23%, (3 Month Term SOFR + 4.75%), 07/20/26 (h) (l)	2,591	2,591
2023 Last Out Term Loan, 12.23%, (3 Month Term SOFR + 7.88%), 11/03/28 (h) (l)	15,711	16,182
		18,773
Industrials 0.8%
Mercury Aggregator LP
Term Loan, 3.50%, 04/03/26 (h) (l)	305	90
Term Loan, 13.50%, 04/03/26 (h) (l)	556	163
SVF II Finco Cayman LP
Term Loan, 0.00%, 04/25/29 (h) (l) (t)	70	70
Term Loan, 7.65%, 04/25/29 (h) (l)	3,130	3,138
TransDigm, Inc.
2023 Term Loan J, 6.80%, (3 Month Term SOFR + 2.50%), 02/28/31 (l)	9,601	9,594
		13,055
Financials 0.3%
Republic of Panama
Term Loan, 4.80%, 04/01/27, EUR (h) (l)	3,900	4,615
Communication Services 0.3%
Altice France S.A.
2023 USD Term Loan B14, 9.82%, (3 Month Term SOFR + 5.50%), 08/31/28 (l)	1,089	1,051
Numericable US LLC
USD Term Loan B11, 9.25%, (3 Month USD LIBOR + 2.75%), 04/30/27 (l)	399	364
SubCalidora 2 S.a r.l.
2024 EUR Term Loan, 7.73%, (3 Month EURIBOR + 5.75%), 08/14/29, EUR (h) (l)	1,200	1,409
Syniverse Holdings, Inc.
2022 Term Loan, 11.30%, (3 Month Term SOFR + 7.00%), 05/06/27 (l)	1,489	1,443
		4,267
Utilities 0.2%
Softbank Vision Fund II
Term Loan, 6.00%, 12/21/25 (h) (l)	3,687	3,687
Materials 0.2%
SCURAlpha 1503 Gmbh
USD Term Loan B1, 9.81%, (3 Month Term SOFR + 5.00%), 01/04/30 (l)	2,444	2,236
EUR Term Loan B1, 7.53%, (1 Month EURIBOR + 5.50%), 03/30/30, EUR (l)	1,300	1,431
Westmoreland Coal Co
PIK Term Loan, 8.00%, 03/15/29 (h) (l) (r)	23	9
		3,676
Information Technology 0.1%
Poseidon BidCo
2024 EUR Term Loan B, 0.00%, (3 Month EURIBOR + 5.00%), 12/31/49, EUR (l) (t)	2,100	1,113
Energy 0.0%
Lealand Finance Company B.V.
2020 Make Whole Term Loan, 7.43%, (1 Month Term SOFR + 3.00%), 06/30/27 (l)	21	17
2020 Take Back Term Loan, 8.43%, (1 Month Term SOFR + 4.00%), 12/31/27 (l) (r)	76	51
		68
Total Senior Floating Rate Instruments (cost $49,597)		49,254
COMMON STOCKS 0.4%
Health Care 0.3%
Amsurg Corp. (f) (h)	101	4,580
Communication Services 0.1%
Clear Channel Outdoor Holdings, Inc. (f)	515	814
iHeartMedia, Inc. (f)	91	202
iHeartMedia, Inc. - Class A (f)	124	357
Uniti Group Inc. (f) (h)	130	734
		2,107
Financials 0.0%
UBS Group AG	4	170
Real Estate 0.0%
Uniti Group Inc. (f) (j)	24	149
Energy 0.0%
WestMet Group Holdings (f) (h)	2	2
Materials 0.0%
Westmoreland Coal Company (f)	1	—
Total Common Stocks (cost $11,529)		7,008

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
RIGHTS 0.1%
Intelsat Jackson Holdings, Ltd. (f) (h)	124	1,475
Total Rights (cost $1,456)		1,475
PREFERRED STOCKS 0.1%
Communication Services 0.1%
Windstream Holdings, Inc. (f) (h)	1	832
Total Preferred Stocks (cost $832)		832
WARRANTS 0.0%
Windstream Holdings, Inc. (f) (h)	25	143
Total Warrants (cost $155)		143
SHORT TERM INVESTMENTS 9.4%
U.S. Treasury Bill 6.9%
Treasury, United States Department of
4.11%, 10/02/25 (b)	17,022	17,020
4.25%, 10/07/25	3,300	3,298
4.01%, 10/09/25	6,300	6,294
4.18%, 10/14/25 (b)	16,500	16,476
4.30%, 10/16/25	1,350	1,348
4.28%, 10/21/25	18,271	18,230
4.25%, 10/28/25	4,179	4,166
4.25%, 10/30/25	10,200	10,167
4.18%, 11/06/25	1,600	1,594
4.23%, 11/12/25 (b)	1,800	1,792
4.18%, 11/13/25 (b)	1,126	1,121
4.29%, 11/18/25 (b)	12,474	12,408
4.28%, 11/25/25	15,800	15,704
4.23%, 11/28/25 (b)	1,100	1,093
4.21%, 12/04/25 (b)	384	381
4.13%, 12/11/25 (b)	616	611
4.13%, 12/26/25	1,141	1,130
		112,833
Treasury Securities 1.2%
Presidencia da Republica
13.17%, 04/01/26, BRL	112,400	19,721
Discount Notes 0.6%
FHLBanks Office of Finance
3.96%, 12/24/25	700	694
19.82%, 12/26/25	9,400	9,312
		10,006
Investment Companies 0.5%
JNL Government Money Market Fund - Class I, 4.04% (u) (v)	7,689	7,689
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 4.14% (u) (v)	2,691	2,691
Total Short Term Investments (cost $152,648)		152,940
Total Investments 151.0% (cost $2,517,056)		2,457,722
Other Derivative Instruments (0.1)%		(1,397)
Other Assets and Liabilities, Net (50.9)%		(828,994)
Total Net Assets 100.0%		1,627,331

(a) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2025, the total payable for investments purchased on a delayed delivery basis was $840,325.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) Treasury inflation indexed note, par amount is adjusted for inflation.

(d) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2025, the value and the percentage of net assets of these securities was $165,757 and 10.2% of the Fund.

(e) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(f) Non-income producing security.

(g) As of September 30, 2025, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 0.7% of the Fund’s net assets.

(h) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(i) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2025.

(j) All or a portion of the security was on loan as of September 30, 2025.

(k) Treasury inflation indexed note, par amount is not adjusted for inflation.

(l) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(m) The coupon rate represents the weighted average coupon and may differ from the stated coupon rate.

(n) Convertible security.

(o) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(p) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(q) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(r) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(s) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2025.

(t) This senior floating rate interest will settle after September 30, 2025. If a reference rate and spread is presented, it will go into effect upon settlement.

(u) Investment in affiliate.

(v) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL/PIMCO Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.04% - Class I	3,430	223,506	219,247	127	—	—	7,689	0.5
JNL Government Money Market Fund, 4.14% - Class SL	393	41,073	38,775	51	—	—	2,691	0.1
	3,823	264,579	258,022	178	—	—	10,380	0.6

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL/PIMCO Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alba 2006-2 PLC, Series 2006-D-2, 4.55%, 12/15/38	02/19/20	898	908	0.1
Altice France, 5.88%, 02/01/27	07/25/24	390	423	—
Altice France, 4.13%, 01/15/29	05/14/24	81	101	—
Altice France, 4.25%, 10/15/29	03/31/25	87	101	—
Banca Monte dei Paschi di Siena S.p.A., 1.88%, 01/09/26	03/07/23	105	117	—
Comision De Promocion Del Peru Para La Exportacion Y El Turismo, 6.95%, 08/12/31	09/25/24	6,782	7,667	0.5
Comision De Promocion Del Peru Para La Exportacion Y El Turismo, 5.40%, 08/12/34	09/13/24	595	669	0.1
Country Garden Holdings Company Limited, 0.00%, 10/22/25	08/10/22	170	42	—
Country Garden Holdings Company Limited, 0.00%, 07/12/26	08/02/22	151	42	—
Country Garden Holdings Company Limited, 0.00%, 10/22/30	08/01/22	123	42	—
Country Garden Holdings Company Limited, 0.00%, 01/17/49	01/13/22	553	63	—
Credit Suisse Group AG, 7.75%, 03/01/29	03/09/23	2,218	2,942	0.2
Eurosail-UK 2007-3BL PLC, Series 2007-C1A-3X, 4.64%, 06/13/45	09/02/20	14,099	14,520	0.9
Eurosail-UK 2007-6NC PLC, Series 2007-A3A-6NCX, 4.79%, 09/13/45	10/15/18	20	21	—
Gaz Capital S.A., 0.00%, 03/23/27	01/20/21	881	685	0.1
Gaz Finance PLC, 0.00%, 06/29/27	02/03/21	204	163	—
Gaz Finance PLC, 0.00%, 01/27/29	01/20/21	6,400	4,562	0.3
Kennedy Wilson Europe Real Estate Limited, 3.25%, 11/12/25	02/22/18	2,342	2,224	0.1
Kinbane 2022-RPL 1 Designated Activity Company, Series 2022-A-RPL1X, 3.87%, 09/25/62	03/21/23	7,468	8,239	0.5
Mansard Mortgages 2006-1 PLC, Series 2006-B1-1X, 5.30%, 10/15/48	02/19/20	3,808	3,908	0.3
Ministry of Finance, 3.80%, 05/13/60	11/17/20	2,387	1,338	0.1
Ministry of Finance of the Russian Federation, 0.00%, 04/04/42	03/31/22	1,016	1,890	0.1
Ministry of Finance of the Russian Federation, 0.00%, 04/04/42	03/24/22	943	1,890	0.1
Ministry of Finance of the Russian Federation, 0.00%, 09/16/43	09/13/22	113	135	—
Ministry of Finance of the Russian Federation, 0.00%, 09/16/43	04/01/22	241	406	—
Ministry of Finance of the Russian Federation, 0.00%, 06/23/47	09/13/22	225	—	—
Ministry of Finance of the Russian Federation, 0.00%, 06/23/47	04/11/22	2,633	—	—
Newgate Funding PLC, Series 2007-A3-2X, 4.43%, 12/15/50	11/28/17	2,923	2,996	0.2
Petroleos de Venezuela, S.A., 0.00%, 05/16/26	11/03/17	87	79	—
Petroleos de Venezuela, S.A., 0.00%, 11/15/26	11/21/18	78	80	—
Petroleos de Venezuela, S.A., 0.00%, 04/12/27	09/06/18	59	48	—
Petroleos de Venezuela, S.A., 0.00%, 04/12/37	09/06/18	59	48	—
Preferred Residential Securities 05-2 PLC, Series 2005-C1C-2X, 4.84%, 12/15/40	10/06/22	557	688	0.1
Pryvatne Aktsionerne Tovarystvo Natsionalna Energetychna Kompaniya Ukrenergo, 0.00%, 11/09/28	09/29/22	95	320	—
Republica Bolivariana de Venezuela, 0.00%, 05/07/28	12/13/17	88	83	—
Republica Bolivariana de Venezuela, 0.00%, 08/05/31	09/12/18	220	212	—
Republica Bolivariana de Venezuela, 0.00%, 12/31/34	12/13/17	346	271	—
Republica Bolivariana de Venezuela, 0.00%, 12/31/35	12/13/17	260	219	—
Republica Bolivariana de Venezuela, 0.00%, 03/31/38	12/13/17	93	82	—
Republica Bolivariana de Venezuela, 0.00%, 05/07/49	12/13/17	472	379	—
Republica Bolivariana de Venezuela, 0.00%, 12/09/49	12/13/17	15	11	—
Stichting AK Rabobank Certificaten II, 6.50%	02/03/20	4,004	3,647	0.2
Thames Water Utilities Finance PLC, 4.00%, 04/18/27	10/04/24	91	81	—
Thames Water Utilities Finance PLC, 9.75%, 10/10/27	07/24/25	51	83	—
Thames Water Utilities Finance PLC, 1.60%, 12/23/27	08/22/24	164	140	—
Thames Water Utilities Finance PLC, 0.88%, 01/31/28	10/02/24	1,496	1,356	0.1
Thames Water Utilities Finance PLC, 3.50%, 02/25/28	08/28/24	107	93	—
Thames Water Utilities Finance PLC, 4.38%, 01/18/31	09/30/24	591	570	—
Thames Water Utilities Finance PLC, 7.13%, 04/30/31	07/30/24	100	94	—
Thames Water Utilities Finance PLC, 2.63%, 01/24/32	10/01/24	397	363	—
Thames Water Utilities Finance PLC, 1.25%, 01/31/32	10/01/24	165	159	—
Thames Water Utilities Finance PLC, 4.38%, 07/03/34	09/30/24	299	276	—
Thames Water Utilities Finance PLC, 5.50%, 02/11/41	09/30/24	685	651	0.1
Thames Water Utilities Finance PLC, 7.75%, 04/30/44	07/31/24	592	568	—
		69,027	66,695	4.1

JNL/PIMCO Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	391	December 2025	AUD	44,478	201	(101)
Long Gilt	935	December 2025	GBP	84,837	427	148
United States 10 Year Note	2,225	December 2025		248,876	(35)	1,437
United States 10 Year Ultra Bond	83	December 2025		9,460	(5)	92
United States 2 Year Note	15	January 2026		3,123	2	3

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL/PIMCO Income Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
United States 5 Year Note	1,961	January 2026		213,881	77	251
					667	1,830
Short Contracts
3 Month SOFR Index	(23)	December 2025		(5,626)	—	108
3 Month SOFR Index	(31)	March 2026		(7,583)	(2)	119
3 Month SOFR Index	(27)	June 2026		(6,603)	(2)	89
Euro BOBL	(121)	December 2025	EUR	(14,264)	(23)	11
Euro Bund	(272)	December 2025	EUR	(34,856)	(99)	(135)
Euro Schatz	(1)	December 2025	EUR	(107)	—	—
United States Long Bond	(463)	December 2025		(52,821)	116	(1,162)
United States Ultra Bond	(61)	December 2025		(7,143)	34	(181)
					24	(1,151)

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
28-Day MEXIBOR (M)	Paying	9.02	(M)	12/17/29	MXN	10,400	1	34
28-Day MEXIBOR (M)	Paying	8.99	(M)	12/18/29	MXN	7,700	—	25
28-Day MEXIBOR (M)	Paying	9.14	(M)	12/27/29	MXN	14,900	1	52
28-Day MEXIBOR (M)	Paying	9.15	(M)	12/31/29	MXN	12,800	1	45
28-Day MEXIBOR (M)	Paying	9.11	(M)	03/13/30	MXN	39,400	2	140
3M JIBAR (Q)	Paying	8.41	(Q)	07/31/28	ZAR	2,000	—	5
3M JIBAR (Q)	Paying	8.42	(Q)	07/31/28	ZAR	1,600	—	4
3M JIBAR (Q)	Paying	8.42	(Q)	07/31/28	ZAR	6,000	—	15
3M JIBAR (Q)	Paying	8.43	(Q)	07/31/28	ZAR	4,000	—	10
3M JIBAR (Q)	Paying	8.43	(Q)	08/01/28	ZAR	2,400	—	6
3M JIBAR (Q)	Paying	8.46	(Q)	08/01/28	ZAR	4,100	—	10
3M JIBAR (Q)	Paying	8.46	(Q)	08/02/28	ZAR	4,100	—	11
3M JIBAR (Q)	Paying	8.46	(Q)	08/02/28	ZAR	4,100	—	11
3M JIBAR (Q)	Paying	8.55	(Q)	08/03/28	ZAR	8,400	—	23
3M JIBAR (Q)	Paying	8.38	(Q)	08/04/28	ZAR	4,200	—	10
3M JIBAR (Q)	Paying	8.41	(Q)	08/04/28	ZAR	10,200	—	25
3M JIBAR (Q)	Paying	8.42	(Q)	08/04/28	ZAR	4,200	—	11
3M JIBAR (Q)	Paying	8.42	(Q)	08/04/28	ZAR	4,300	—	11
3M JIBAR (Q)	Paying	8.54	(Q)	08/04/28	ZAR	4,300	—	12
3M JIBAR (Q)	Paying	8.36	(Q)	08/07/28	ZAR	7,700	—	19
3M JIBAR (Q)	Paying	8.40	(Q)	08/07/28	ZAR	7,700	—	19
3M JIBAR (Q)	Paying	8.41	(Q)	08/07/28	ZAR	2,300	—	6
3M JIBAR (Q)	Paying	8.00	(Q)	01/03/31	ZAR	5,000	—	11
3M JIBAR (Q)	Paying	8.00	(Q)	01/06/31	ZAR	5,000	—	11
3M JIBAR (Q)	Paying	8.01	(Q)	01/07/31	ZAR	4,900	—	11
3M JIBAR (Q)	Paying	8.03	(Q)	01/07/31	ZAR	4,900	—	12
3M JIBAR (Q)	Paying	8.05	(Q)	01/07/31	ZAR	4,900	—	12
3M JIBAR (Q)	Paying	8.06	(Q)	01/07/31	ZAR	4,900	—	12
3M JIBAR (Q)	Paying	8.06	(Q)	01/08/31	ZAR	14,900	1	36
3M JIBAR (Q)	Paying	8.08	(Q)	01/08/31	ZAR	6,900	—	17
3M JIBAR (Q)	Paying	8.20	(Q)	01/10/31	ZAR	24,900	2	69
3M New Zealand Bank Bill Forward Rate Agreement (Q)	Paying	4.75	(S)	06/19/29	NZD	9,300	6	305
6M Australian Bank Bill Short Term Rate (S)	Paying	4.00	(S)	09/18/29	AUD	26,300	(4)	(174)
6M Australian Bank Bill Short Term Rate (S)	Paying	4.50	(S)	06/18/35	AUD	46,200	78	(112)
6M EURIBOR (S)	Receiving	(0.33)	(A)	12/30/25	EUR	300	—	1
6M EURIBOR (S)	Receiving	2.59	(A)	08/19/34	EUR	2,400	(8)	6
6M EURIBOR (S)	Receiving	2.51	(A)	04/09/35	EUR	1,300	(5)	18
6M EURIBOR (S)	Receiving	0.25	(A)	03/18/50	EUR	5,400	(31)	3,271
6M EURIBOR (S)	Receiving	0.50	(A)	06/17/50	EUR	2,500	(15)	1,612
6M EURIBOR (S)	Receiving	0.83	(A)	12/09/52	EUR	23,200	(15)	2,678
6M EURIBOR (S)	Receiving	3.00	(A)	03/18/56	EUR	21,630	(199)	(220)
6M EURIBOR (S)	Paying	0.65	(A)	04/12/27	EUR	8,200	4	(158)
6M EURIBOR (S)	Paying	0.65	(A)	05/11/27	EUR	8,200	4	(158)
6M EURIBOR (S)	Paying	1.00	(A)	05/13/27	EUR	11,200	5	(150)
6M EURIBOR (S)	Paying	1.00	(A)	05/18/27	EUR	5,400	2	(75)
6M EURIBOR (S)	Paying	3.37	(A)	10/09/28	EUR	3,000	2	107
6M EURIBOR (S)	Paying	3.45	(A)	10/20/28	EUR	2,800	2	107
6M EURIBOR (S)	Paying	2.77	(A)	04/16/29	EUR	2,400	2	43
6M EURIBOR (S)	Paying	2.86	(A)	04/24/29	EUR	3,600	4	77

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
6M EURIBOR (S)	Paying	2.78	(A)	05/02/29	EUR	2,400	2	44
6M EURIBOR (S)	Paying	2.95	(A)	06/12/29	EUR	1,800	2	45
6M EURIBOR (S)	Paying	2.50	(A)	03/18/31	EUR	76,500	146	(34)
6M EURIBOR (S)	Paying	2.00	(A)	09/21/32	EUR	25,380	64	(1,037)
6M EURIBOR (S)	Paying	2.55	(A)	03/09/33	EUR	5,800	16	17
6M EURIBOR (S)	Paying	3.27	(A)	08/21/33	EUR	1,600	5	89
6M EURIBOR (S)	Paying	2.77	(A)	04/29/34	EUR	1,600	5	23
6M EURIBOR (S)	Paying	2.41	(A)	11/05/34	EUR	2,800	10	(55)
6M EURIBOR (S)	Paying	2.22	(A)	01/08/35	EUR	1,400	5	(52)
6M EURIBOR (S)	Paying	2.42	(A)	03/07/35	EUR	1,300	5	(27)
6M EURIBOR (S)	Paying	2.52	(A)	03/27/35	EUR	1,300	5	(16)
6M EURIBOR (S)	Paying	2.75	(A)	03/18/36	EUR	2,500	10	15
Bank of Canada Overnight Repo Rate (S)	Paying	3.75	(S)	12/21/25	CAD	24,900	—	466
Bank of Japan Overnight Call Rate TONAR (S)	Receiving	(0.02)	(S)	09/20/28	JPY	12,430,000	35	2,788
Bank of Japan Overnight Call Rate TONAR (S)	Receiving	0.00	(S)	03/15/29	JPY	6,580,000	21	1,858
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.70	(A)	09/18/29	JPY	3,190,000	13	300
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.40	(A)	06/15/32	JPY	569,400	4	216
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	1.00	(A)	09/18/34	JPY	1,640,000	16	288
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	1.25	(A)	06/18/35	JPY	382,000	4	133
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.50	(A)	03/15/42	JPY	276,000	3	309
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.71	(A)	04/27/42	JPY	130,000	1	157
Bank of Japan Overnight Call Rate TONAR (A)	Paying	0.18	(A)	04/27/27	JPY	520,000	(1)	(36)
BRAZIBOR (A)	Paying	9.87	(A)	01/02/26	BRL	6,100	(1)	(65)
BRAZIBOR (A)	Paying	9.91	(A)	01/02/26	BRL	9,500	(2)	(98)
BRAZIBOR (A)	Paying	9.84	(A)	01/02/26	BRL	12,100	(2)	(129)
BRAZIBOR (A)	Paying	10.07	(A)	01/02/26	BRL	18,900	(3)	(184)
BRAZIBOR (A)	Paying	10.05	(A)	01/02/26	BRL	19,000	(3)	(186)
BRAZIBOR (A)	Paying	10.02	(A)	01/02/26	BRL	19,200	(3)	(190)
BRAZIBOR (A)	Paying	11.70	(A)	01/04/27	BRL	100	—	(1)
BRAZIBOR (A)	Paying	11.25	(A)	01/04/27	BRL	300	—	(3)
BRAZIBOR (A)	Paying	11.26	(A)	01/04/27	BRL	300	—	(3)
BRAZIBOR (A)	Paying	11.72	(A)	01/04/27	BRL	600	—	(5)
BRAZIBOR (A)	Paying	11.22	(A)	01/04/27	BRL	600	—	(7)
BRAZIBOR (A)	Paying	11.87	(A)	01/04/27	BRL	1,600	—	(10)
BRAZIBOR (A)	Paying	10.21	(A)	01/04/27	BRL	3,880	—	(44)
BRAZIBOR (A)	Paying	10.00	(A)	01/04/27	BRL	4,300	(1)	(61)
BRAZIBOR (A)	Paying	10.10	(A)	01/04/27	BRL	7,300	(2)	(101)
BRAZIBOR (A)	Paying	10.07	(A)	01/04/27	BRL	7,530	—	(90)
BRAZIBOR (A)	Paying	10.18	(A)	01/04/27	BRL	11,500	—	(131)
BRAZIBOR (A)	Paying	10.17	(A)	01/04/27	BRL	11,540	—	(133)
BRAZIBOR (A)	Paying	10.00	(A)	01/04/27	BRL	15,600	(4)	(224)
BRAZIBOR (A)	Paying	9.96	(A)	01/04/27	BRL	17,500	(4)	(255)
BRAZIBOR (A)	Paying	10.17	(A)	01/04/27	BRL	19,260	(1)	(221)
BRAZIBOR (A)	Paying	10.33	(A)	01/04/27	BRL	20,480	(1)	(221)
BRAZIBOR (A)	Paying	14.01	(A)	01/04/27	BRL	20,500	—	(10)
BRAZIBOR (A)	Paying	10.10	(A)	01/04/27	BRL	22,760	(1)	(269)
BRAZIBOR (A)	Paying	10.18	(A)	01/04/27	BRL	23,090	(1)	(264)
BRAZIBOR (A)	Paying	10.26	(A)	01/04/27	BRL	26,920	(1)	(299)
BRAZIBOR (A)	Paying	10.20	(A)	01/04/27	BRL	26,950	(1)	(306)
BRAZIBOR (A)	Paying	13.93	(A)	01/04/27	BRL	28,900	—	(21)
BRAZIBOR (A)	Paying	10.05	(A)	01/04/27	BRL	29,400	(7)	(415)
BRAZIBOR (A)	Paying	13.29	(A)	01/02/29	BRL	19,000	2	(1)
BRAZIBOR (A)	Paying	13.35	(A)	01/02/29	BRL	37,800	4	2
Sterling Overnight Index Average Rate (A)	Receiving	3.70	(A)	03/28/34	GBP	1,000	(3)	32
Sterling Overnight Index Average Rate (A)	Receiving	4.50	(A)	09/17/55	GBP	1,540	(13)	(27)
Sterling Overnight Index Average Rate (A)	Paying	3.75	(A)	09/17/30	GBP	60,300	103	(85)
U.K. Retail Price Index (A)	Paying	4.06	(A)	09/15/31	GBP	1,100	4	(155)
U.K. Retail Price Index (A)	Paying	4.00	(A)	09/15/31	GBP	1,300	4	(188)
U.K. Retail Price Index (A)	Paying	4.07	(A)	09/15/31	GBP	2,200	7	(270)
U.K. Retail Price Index (A)	Paying	4.40	(A)	10/15/31	GBP	1,400	5	(121)
U.K. Retail Price Index (A)	Paying	4.02	(A)	10/15/31	GBP	1,600	6	(217)
U.K. Retail Price Index (A)	Paying	4.14	(A)	10/15/31	GBP	3,100	12	(364)
U.K. Retail Price Index (A)	Paying	4.25	(A)	11/15/31	GBP	3,100	16	(265)
U.S. SOFR (A)	Receiving	1.60	(A)	01/16/26		22,200	—	(125)
U.S. SOFR (A)	Receiving	2.30	(A)	01/17/26		15,900	—	80
U.S. SOFR (Q)	Receiving	0.93	(S)	05/06/26		3,500	(1)	65
U.S. SOFR (Q)	Receiving	0.50	(S)	06/16/26		35,800	(5)	566
U.S. SOFR (Q)	Receiving	3.00	(S)	06/19/26		59,100	(21)	8,714
U.S. SOFR (A)	Receiving	3.50	(A)	06/21/26		4,040	—	(6)
U.S. SOFR (Q)	Receiving	1.01	(S)	06/24/26		5,700	(1)	123

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
U.S. SOFR (Q)	Receiving	1.25	(S)	12/15/26	1,200	(1)	62
U.S. SOFR (Q)	Receiving	1.74	(S)	12/16/26	2,700	(1)	181
U.S. SOFR (Q)	Receiving	1.35	(S)	01/20/27	11,500	(5)	357
U.S. SOFR (Q)	Receiving	1.45	(S)	02/17/27	8,300	(4)	259
U.S. SOFR (Q)	Receiving	1.42	(S)	02/24/27	6,200	(3)	198
U.S. SOFR (A)	Receiving	1.00	(A)	06/15/27	8,220	(2)	53
U.S. SOFR (A)	Receiving	2.00	(A)	12/21/27	2,100	(1)	(86)
U.S. SOFR (Q)	Receiving	1.24	(S)	05/12/28	1,800	(2)	107
U.S. SOFR (Q)	Receiving	2.25	(S)	06/20/28	2,000	(2)	228
U.S. SOFR (A)	Receiving	3.25	(A)	06/21/28	2,620	(1)	(32)
U.S. SOFR (A)	Receiving	3.51	(A)	11/30/28	1,070	(1)	(5)
U.S. SOFR (A)	Receiving	3.51	(A)	11/30/28	1,500	(1)	(7)
U.S. SOFR (A)	Receiving	3.75	(A)	12/20/28	18,400	(11)	(455)
U.S. SOFR (Q)	Receiving	1.50	(S)	01/12/29	1,980	(2)	129
U.S. SOFR (A)	Receiving	3.30	(A)	02/28/29	4,340	(3)	13
U.S. SOFR (A)	Receiving	4.25	(A)	03/20/29	3,680	(2)	11
U.S. SOFR (A)	Receiving	3.75	(A)	06/20/29	5,570	(3)	7
U.S. SOFR (A)	Receiving	3.75	(A)	06/20/29	53,380	(31)	(335)
U.S. SOFR (Q)	Receiving	2.00	(S)	12/10/29	1,800	(3)	305
U.S. SOFR (A)	Receiving	3.75	(A)	12/18/29	460	—	4
U.S. SOFR (Q)	Receiving	1.50	(S)	12/18/29	3,600	(4)	520
U.S. SOFR (A)	Receiving	3.75	(A)	12/18/29	95,990	(46)	(34)
U.S. SOFR (A)	Receiving	2.00	(A)	12/21/29	6,470	(3)	(195)
U.S. SOFR (Q)	Receiving	1.75	(S)	01/15/30	5,900	(8)	935
U.S. SOFR (Q)	Receiving	2.00	(S)	02/12/30	3,500	(5)	604
U.S. SOFR (A)	Receiving	3.33	(A)	02/28/30	16,906	(7)	107
U.S. SOFR (A)	Receiving	3.30	(A)	02/28/30	17,668	(7)	48
U.S. SOFR (Q)	Receiving	2.00	(S)	03/10/30	1,700	(2)	296
U.S. SOFR (Q)	Receiving	1.43	(S)	03/17/30	3,800	(4)	499
U.S. SOFR (Q)	Receiving	1.25	(S)	06/17/30	69,000	(66)	9,753
U.S. SOFR (A)	Receiving	3.25	(A)	06/18/30	1,670	(1)	—
U.S. SOFR (A)	Receiving	3.00	(A)	06/21/30	65,870	(22)	398
U.S. SOFR (Q)	Receiving	0.71	(S)	07/28/30	1,700	(1)	198
U.S. SOFR (A)	Receiving	3.68	(A)	10/31/30	200	—	(3)
U.S. SOFR (A)	Receiving	3.55	(A)	10/31/30	200	—	(1)
U.S. SOFR (A)	Receiving	3.73	(A)	10/31/30	200	—	(3)
U.S. SOFR (A)	Receiving	3.74	(A)	10/31/30	300	—	(5)
U.S. SOFR (A)	Receiving	3.72	(A)	10/31/30	300	—	(5)
U.S. SOFR (A)	Receiving	3.73	(A)	10/31/30	300	—	(5)
U.S. SOFR (A)	Receiving	3.75	(A)	10/31/30	300	—	(5)
U.S. SOFR (A)	Receiving	3.66	(A)	10/31/30	300	—	(4)
U.S. SOFR (A)	Receiving	3.74	(A)	10/31/30	300	—	(5)
U.S. SOFR (A)	Receiving	3.72	(A)	10/31/30	300	—	(5)
U.S. SOFR (A)	Receiving	3.60	(A)	10/31/30	400	—	(4)
U.S. SOFR (A)	Receiving	3.55	(A)	10/31/30	400	—	(3)
U.S. SOFR (A)	Receiving	3.69	(A)	10/31/30	400	—	(5)
U.S. SOFR (A)	Receiving	3.61	(A)	10/31/30	400	—	(4)
U.S. SOFR (A)	Receiving	3.62	(A)	10/31/30	500	—	(5)
U.S. SOFR (A)	Receiving	3.69	(A)	10/31/30	500	—	(7)
U.S. SOFR (A)	Receiving	3.57	(A)	10/31/30	500	—	(4)
U.S. SOFR (A)	Receiving	3.55	(A)	10/31/30	500	—	(4)
U.S. SOFR (A)	Receiving	3.60	(A)	10/31/30	500	—	(5)
U.S. SOFR (A)	Receiving	3.60	(A)	10/31/30	700	—	(7)
U.S. SOFR (A)	Receiving	3.69	(A)	10/31/30	700	—	(10)
U.S. SOFR (A)	Receiving	3.60	(A)	10/31/30	700	—	(7)
U.S. SOFR (A)	Receiving	3.60	(A)	10/31/30	700	—	(7)
U.S. SOFR (A)	Receiving	3.58	(A)	10/31/30	900	—	(8)
U.S. SOFR (A)	Receiving	3.50	(A)	12/20/30	1,630	—	(48)
U.S. SOFR (A)	Receiving	3.50	(A)	12/20/30	51,190	(13)	(1,176)
U.S. SOFR (A)	Receiving	4.25	(A)	03/20/31	6,120	(2)	30
U.S. SOFR (A)	Receiving	3.33	(A)	04/30/31	990	—	5
U.S. SOFR (A)	Receiving	3.43	(A)	04/30/31	1,750	—	(1)
U.S. SOFR (Q)	Receiving	0.75	(S)	06/16/31	33,500	(17)	3,168
U.S. SOFR (A)	Receiving	3.75	(A)	06/20/31	8,380	(2)	(52)
U.S. SOFR (A)	Receiving	3.75	(A)	06/20/31	16,930	(4)	(157)
U.S. SOFR (A)	Receiving	3.30	(A)	06/30/31	3,140	(1)	22
U.S. SOFR (Q)	Receiving	1.45	(S)	07/16/31	33,100	(33)	3,886
U.S. SOFR (A)	Receiving	3.75	(A)	05/15/32	33,644	(7)	(521)
U.S. SOFR (A)	Receiving	3.25	(A)	06/18/32	2,570	—	2
U.S. SOFR (A)	Receiving	2.00	(A)	12/21/32	5,540	—	(5)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
U.S. SOFR (A)	Receiving	3.50	(A)	05/22/33	107,380	(15)	(813)
U.S. SOFR (A)	Receiving	3.70	(A)	06/06/33	63,690	(10)	(202)
U.S. SOFR (A)	Receiving	3.00	(A)	06/21/33	2,820	—	28
U.S. SOFR (A)	Receiving	3.00	(A)	06/21/33	9,880	(1)	237
U.S. SOFR (A)	Receiving	4.25	(A)	11/22/33	2,400	—	(118)
U.S. SOFR (A)	Receiving	4.03	(A)	12/15/33	2,400	—	(80)
U.S. SOFR (A)	Receiving	3.84	(A)	12/26/33	1,300	—	(26)
U.S. SOFR (A)	Receiving	3.85	(A)	12/29/33	1,200	—	(25)
U.S. SOFR (A)	Receiving	3.75	(A)	01/02/34	1,200	—	(16)
U.S. SOFR (A)	Receiving	3.81	(A)	01/02/34	1,200	—	(21)
U.S. SOFR (A)	Receiving	3.68	(A)	01/03/34	1,200	—	(10)
U.S. SOFR (A)	Receiving	3.65	(A)	01/08/34	2,300	—	(13)
U.S. SOFR (A)	Receiving	3.59	(A)	01/09/34	2,400	—	(5)
U.S. SOFR (A)	Receiving	3.60	(A)	01/17/34	1,200	—	(3)
U.S. SOFR (A)	Receiving	3.99	(A)	07/02/34	3,300	—	(100)
U.S. SOFR (A)	Receiving	3.85	(A)	08/05/34	4,000	—	(77)
U.S. SOFR (A)	Receiving	3.80	(A)	08/06/34	3,800	—	(57)
U.S. SOFR (A)	Receiving	3.65	(A)	08/07/34	3,800	—	(14)
U.S. SOFR (A)	Receiving	3.68	(A)	08/13/34	3,800	—	(23)
U.S. SOFR (A)	Receiving	3.53	(A)	08/20/34	3,800	—	19
U.S. SOFR (A)	Receiving	3.56	(A)	08/21/34	4,300	—	13
U.S. SOFR (A)	Receiving	3.61	(A)	08/22/34	3,800	—	(4)
U.S. SOFR (A)	Receiving	3.51	(A)	09/04/34	2,200	—	15
U.S. SOFR (A)	Receiving	3.47	(A)	09/04/34	2,600	—	26
U.S. SOFR (A)	Receiving	3.53	(A)	09/04/34	2,700	—	16
U.S. SOFR (A)	Receiving	3.41	(A)	09/05/34	2,400	—	35
U.S. SOFR (A)	Receiving	3.24	(A)	09/16/34	1,200	—	33
U.S. SOFR (A)	Receiving	3.28	(A)	09/16/34	4,800	—	120
U.S. SOFR (A)	Receiving	3.23	(A)	09/18/34	3,700	—	106
U.S. SOFR (A)	Receiving	3.25	(A)	09/18/34	3,700	—	101
U.S. SOFR (A)	Receiving	3.91	(A)	03/04/35	2,200	—	(49)
U.S. SOFR (A)	Receiving	3.25	(A)	06/18/35	1,620	—	12
U.S. SOFR (A)	Receiving	3.53	(A)	11/15/49	270	1	19
U.S. SOFR (A)	Receiving	3.37	(A)	11/15/49	410	1	39
U.S. SOFR (A)	Receiving	3.46	(A)	11/15/49	680	2	55
U.S. SOFR (Q)	Receiving	2.00	(S)	01/15/50	500	(1)	263
U.S. SOFR (Q)	Receiving	1.63	(S)	01/16/50	900	(1)	440
U.S. SOFR (Q)	Receiving	1.75	(S)	01/22/50	2,300	(2)	1,154
U.S. SOFR (Q)	Receiving	1.63	(S)	02/03/50	11,500	(9)	5,631
U.S. SOFR (Q)	Receiving	1.88	(S)	02/07/50	4,300	(6)	2,211
U.S. SOFR (Q)	Receiving	1.25	(S)	06/16/51	4,800	(1)	1,440
U.S. SOFR (Q)	Receiving	1.04	(S)	06/28/52	600	—	317
U.S. SOFR (A)	Receiving	2.75	(A)	06/21/53	24,300	68	2,643
U.S. SOFR (A)	Receiving	3.30	(A)	11/15/53	1,010	3	119
U.S. SOFR (A)	Receiving	3.93	(A)	11/15/53	10,441	33	129
U.S. SOFR (A)	Receiving	3.50	(A)	09/17/55	6,600	21	(155)
U.S. SOFR (Q)	Paying	1.38	(S)	01/04/27	34,000	15	(1,015)
U.S. SOFR (Q)	Paying	1.43	(S)	01/18/27	3,400	2	(102)
U.S. SOFR (Q)	Paying	1.44	(S)	01/18/27	3,600	2	(107)
U.S. SOFR (Q)	Paying	1.55	(S)	01/20/27	50,900	25	(1,275)
U.S. SOFR (Q)	Paying	1.58	(S)	02/16/27	3,500	2	(103)
U.S. SOFR (Q)	Paying	1.70	(S)	02/17/27	33,200	19	(798)
U.S. SOFR (Q)	Paying	1.65	(S)	02/24/27	20,600	12	(519)
U.S. SOFR (A)	Paying	1.57	(A)	02/28/27	2,200	—	(58)
U.S. SOFR (A)	Paying	1.79	(A)	05/03/27	2,700	1	(70)
U.S. SOFR (A)	Paying	2.85	(A)	08/30/27	3,300	1	(34)
U.S. SOFR (A)	Paying	3.05	(A)	09/07/27	1,600	1	(11)
U.S. SOFR (A)	Paying	2.96	(A)	10/04/27	2,460	1	(21)
U.S. SOFR (Q)	Paying	0.50	(S)	06/16/28	19,903	12	(487)
U.S. SOFR (A)	Paying	3.25	(A)	06/21/28	13,500	7	144
U.S. SOFR (Q)	Paying	1.50	(S)	12/15/28	10,460	12	(904)
U.S. SOFR (Q)	Paying	1.70	(S)	01/12/29	7,200	9	(396)
U.S. SOFR (Q)	Paying	1.52	(S)	01/20/29	1,000	1	(65)
U.S. SOFR (Q)	Paying	1.63	(S)	01/26/29	1,700	2	(105)
U.S. SOFR (A)	Paying	3.94	(A)	02/22/29	6,800	4	128
U.S. SOFR (A)	Paying	3.97	(A)	02/27/29	2,300	1	46
U.S. SOFR (A)	Paying	1.00	(A)	06/15/29	127,110	63	(5,152)
U.S. SOFR (A)	Paying	1.75	(A)	06/15/29	1,230	1	66
U.S. SOFR (A)	Paying	3.05	(A)	09/08/29	1,600	1	(18)
U.S. SOFR (A)	Paying	3.10	(A)	09/09/29	1,600	1	(15)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
U.S. SOFR (A)	Paying	3.47	(A)	02/22/30	4,500	2	18
U.S. SOFR (A)	Paying	3.34	(A)	02/23/30	3,800	2	(5)
U.S. SOFR (A)	Paying	3.53	(A)	03/02/30	1,600	1	10
U.S. SOFR (A)	Paying	3.50	(A)	06/22/30	12,600	4	65
U.S. SOFR (Q)	Paying	1.00	(S)	12/16/30	14,824	11	(2,156)
U.S. SOFR (Q)	Paying	0.75	(S)	06/16/31	59,600	29	(3,973)
U.S. SOFR (Q)	Paying	1.50	(S)	10/05/31	2,100	2	(251)
U.S. SOFR (Q)	Paying	1.54	(S)	10/15/31	2,000	2	(236)
U.S. SOFR (Q)	Paying	1.54	(S)	10/22/31	1,400	2	(166)
U.S. SOFR (Q)	Paying	1.74	(S)	01/12/32	1,300	2	(145)
U.S. SOFR (Q)	Paying	1.66	(S)	01/24/32	1,700	2	(199)
U.S. SOFR (Q)	Paying	2.00	(S)	02/18/32	3,100	5	(304)
U.S. SOFR (A)	Paying	3.05	(A)	09/06/32	2,500	—	(68)
U.S. SOFR (A)	Paying	3.75	(A)	09/17/32	60	—	(1)
U.S. SOFR (A)	Paying	3.75	(A)	12/17/32	310	—	—
U.S. SOFR (A)	Paying	3.40	(A)	02/23/33	2,810	—	(21)
U.S. SOFR (A)	Paying	3.45	(A)	03/07/33	4,500	1	(20)
U.S. SOFR (A)	Paying	3.50	(A)	06/21/33	8,400	1	(20)
U.S. SOFR (A)	Paying	3.75	(A)	07/12/33	4,200	1	61
U.S. SOFR (A)	Paying	3.73	(A)	08/03/33	1,400	—	18
U.S. SOFR (A)	Paying	3.76	(A)	08/23/33	4,600	1	69
U.S. SOFR (A)	Paying	3.80	(A)	08/30/33	2,300	—	41
U.S. SOFR (A)	Paying	3.90	(A)	08/30/33	2,200	—	54
U.S. SOFR (A)	Paying	4.03	(A)	10/04/33	4,700	1	158
U.S. SOFR (A)	Paying	4.18	(A)	10/10/33	2,300	—	101
U.S. SOFR (A)	Paying	4.15	(A)	10/12/33	2,300	—	97
U.S. SOFR (A)	Paying	4.22	(A)	10/20/33	2,300	—	108
U.S. SOFR (A)	Paying	4.45	(A)	10/31/33	1,400	—	88
U.S. SOFR (A)	Paying	4.45	(A)	11/01/33	3,500	1	221
U.S. SOFR (A)	Paying	3.50	(A)	12/20/33	900	—	21
U.S. SOFR (A)	Paying	3.50	(A)	12/20/33	8,320	1	283
U.S. SOFR (A)	Paying	3.74	(A)	01/23/34	1,200	—	14
U.S. SOFR (A)	Paying	3.74	(A)	01/23/34	700	—	9
U.S. SOFR (A)	Paying	3.67	(A)	01/24/34	2,300	—	16
U.S. SOFR (A)	Paying	3.69	(A)	01/24/34	2,300	—	19
U.S. SOFR (A)	Paying	3.62	(A)	01/31/34	1,200	—	4
U.S. SOFR (A)	Paying	3.73	(A)	02/07/34	1,100	—	12
U.S. SOFR (A)	Paying	3.86	(A)	02/21/34	4,600	—	96
U.S. SOFR (A)	Paying	3.70	(A)	03/05/34	1,200	—	11
U.S. SOFR (A)	Paying	3.90	(A)	04/10/34	2,300	—	54
U.S. SOFR (A)	Paying	3.95	(A)	04/16/34	2,500	—	68
U.S. SOFR (A)	Paying	4.08	(A)	04/17/34	2,300	—	85
U.S. SOFR (A)	Paying	4.09	(A)	04/22/34	2,300	—	85
U.S. SOFR (A)	Paying	4.13	(A)	05/03/34	2,200	—	89
U.S. SOFR (A)	Paying	3.75	(A)	06/20/34	5,530	—	224
U.S. SOFR (A)	Paying	3.75	(A)	06/20/34	11,230	—	426
U.S. SOFR (A)	Paying	3.45	(A)	10/11/34	3,800	—	(46)
U.S. SOFR (A)	Paying	3.38	(A)	10/15/34	3,800	—	(68)
U.S. SOFR (A)	Paying	3.39	(A)	10/17/34	2,500	—	(43)
U.S. SOFR (A)	Paying	3.40	(A)	10/17/34	5,200	—	(85)
U.S. SOFR (A)	Paying	3.40	(A)	10/17/34	2,100	—	(34)
U.S. SOFR (A)	Paying	3.52	(A)	11/06/34	7,600	—	(57)
U.S. SOFR (A)	Paying	3.75	(A)	12/18/34	460	—	(2)
U.S. SOFR (A)	Paying	3.85	(A)	01/08/35	1,100	—	20
U.S. SOFR (A)	Paying	3.90	(A)	01/08/35	2,200	—	48
U.S. SOFR (A)	Paying	3.97	(A)	01/15/35	2,100	—	58
U.S. SOFR (A)	Paying	4.07	(A)	01/15/35	3,500	—	124
U.S. SOFR (A)	Paying	4.10	(A)	01/21/35	1,800	—	68
U.S. SOFR (A)	Paying	4.09	(A)	01/22/35	4,900	—	181
U.S. SOFR (A)	Paying	3.75	(A)	05/07/35	4,500	(1)	41
U.S. SOFR (Q)	Paying	1.59	(S)	02/09/51	12,800	8	(5,430)
U.S. SOFR (Q)	Paying	1.82	(S)	01/24/52	300	—	(118)
U.S. SOFR (Q)	Paying	1.87	(S)	01/26/52	300	—	(116)
U.S. SOFR (A)	Paying	3.08	(A)	02/23/53	1,200	(3)	(176)
U.S. SOFR (A)	Paying	3.37	(A)	07/12/53	2,900	(8)	(285)
U.S. SOFR (A)	Paying	3.83	(A)	10/12/53	700	(2)	(14)
U.S. SOFR (A)	Paying	3.88	(A)	10/16/53	700	(2)	(8)
U.S. SOFR (A)	Paying	3.87	(A)	10/17/53	800	(2)	(11)
						297	27,977

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL/PIMCO Income Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
AT&T Inc. (Q)	0.23	1.00	12/20/25	(500)	1	—	(6)
AT&T Inc. (Q)	0.40	1.00	06/20/28	(3,700)	58	(1)	96
Bank of America Corporation (Q)	0.22	1.00	12/20/25	(2,100)	4	—	(12)
Bank of America Corporation (Q)	0.33	1.00	12/20/26	(3,500)	28	—	(16)
Barclays Bank PLC (Q)	0.24	1.00	12/20/25	(2,500)	5	—	(11)
Boeing Company, The (Q)	0.65	1.00	12/20/30	(3,700)	62	—	—
CDX.EM.34.V3 (Q)	0.65	1.00	12/20/25	(2,944)	2	(1)	135
CDX.EM.36.V3 (Q)	0.66	1.00	12/20/26	(12,236)	50	(5)	596
CDX.EM.38 (Q)	0.88	1.00	12/20/27	(1,600)	4	(1)	140
CDX.EM.39 (Q)	0.96	1.00	06/20/28	(300)	—	—	21
CDX.EM.40 (Q)	1.06	1.00	12/20/28	(3,800)	(7)	(2)	172
CDX.EM.41 (Q)	1.15	1.00	06/20/29	(1,200)	(6)	(1)	40
CDX.EM.42 (Q)	1.22	1.00	12/20/29	(1,700)	(14)	(1)	35
CDX.EM.43 (Q)	1.37	1.00	06/20/30	(100)	(2)	—	2
CDX.EM.44 (Q)	1.48	1.00	12/20/30	(1,100)	(24)	—	—
CDX.NA.HY.35.V5 (Q)	1.19	5.00	12/20/25	(192)	2	—	(15)
CDX.NA.HY.36.V5 (Q)	1.37	5.00	06/20/26	(9,024)	233	8	(610)
CDX.NA.HY.37.V5 (Q)	1.32	5.00	12/20/26	(2,688)	118	2	(30)
CDX.NA.HY.39.V4 (Q)	1.88	5.00	12/20/27	(485)	32	1	38
CDX.NA.HY.40.V3 (Q)	2.14	5.00	06/20/28	(294)	21	—	15
CDX.NA.HY.41.V2 (Q)	2.32	5.00	12/20/28	(99)	8	—	2
CDX.NA.HY.43 (Q)	2.93	5.00	12/20/29	(12,200)	919	(19)	45
CDX.NA.HY.44 (Q)	3.00	5.00	06/20/30	(21,900)	1,749	(7)	682
CDX.NA.HY.45 (Q)	3.21	5.00	12/20/30	(15,800)	1,220	16	18
CDX.NA.IG.41 (Q)	0.31	1.00	12/20/28	(100)	2	—	1
CDX.NA.IG.43 (Q)	0.42	1.00	12/20/29	(100)	2	—	—
CDX.NA.IG.45 (Q)	0.52	1.00	12/20/30	(25,700)	584	2	10
Citigroup Inc. (Q)	0.25	1.00	12/20/25	(400)	1	—	(2)
EADS Finance (Q)	0.08	1.00	06/20/26	(6,500)	51	(1)	(119)
EADS Finance (Q)	0.18	1.00	06/20/28	(100)	3	—	—
Ford Motor Credit Company LLC (Q)	0.43	5.00	12/20/25	(900)	9	—	(24)
General Electric Company (Q)	0.07	1.00	06/20/26	(4,500)	30	—	(22)
ITRAXX.EUR.43 (Q)	0.50	1.00	06/20/30	(8,660)	228	2	26
ITRAXX.EUR.44 (Q)	0.56	1.00	12/20/30	(1,860)	47	—	—
Morgan Stanley (Q)	0.23	1.00	12/20/25	(2,300)	4	—	(3)
Morgan Stanley (Q)	0.24	1.00	06/20/26	(6,600)	36	(1)	(6)
Oracle Corporation (Q)	0.53	1.00	06/20/30	(1,100)	23	(1)	(2)
Rolls-Royce Group Limited (Q)	0.09	1.00	12/20/25	(4,400)	11	(1)	(17)
Rolls-Royce Group Limited (Q)	0.11	1.00	12/20/26	(1,300)	17	—	72
Rolls-Royce Group Limited (Q)	0.15	1.00	06/20/27	(1,500)	26	—	171
Verizon Communications Inc. (Q)	0.39	1.00	06/20/28	(3,900)	62	(1)	68
Verizon Communications Inc. (Q)	0.43	1.00	12/20/28	(900)	16	—	18
					5,615	(12)	1,508

JNL/PIMCO Income Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	JPM	10/02/25	AUD	1,690	1,118	1
BRL/USD	GSC	10/02/25	BRL	27,700	5,205	(3)
BRL/USD	GSC	10/02/25	BRL	135,380	25,437	1,089
BRL/USD	JPM	10/02/25	BRL	2,269	426	10
BRL/USD	GSC	11/04/25	BRL	1,199	223	—
BRL/USD	GSC	12/02/25	BRL	81,153	15,027	43
BRL/USD	GSC	01/05/26	BRL	3,721	683	—
CHF/USD	BCL	10/02/25	CHF	492	618	2
CNY/USD	HSB	10/16/25	CNY	44	6	—
EUR/USD	BCL	10/02/25	EUR	44,043	51,709	77
GBP/USD	CIT	10/02/25	GBP	1,526	2,052	(9)
GBP/USD	JPM	10/02/25	GBP	1,078	1,450	3
IDR/USD	GSC	10/22/25	IDR	601,326	36	—
IDR/USD	JPM	10/22/25	IDR	178,912	11	—
INR/USD	CIT	10/17/25	INR	189	2	—
INR/USD	GSC	10/17/25	INR	89	1	—
JPY/USD	BOA	10/02/25	JPY	1,997,973	13,510	(107)
JPY/USD	BOA	10/02/25	JPY	151,400	1,024	2

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL/PIMCO Income Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
JPY/USD	HSB	10/02/25	JPY	1,420,511	9,606	(88)
JPY/USD	BOA	11/04/25	JPY	1,129,802	7,668	99
JPY/USD	CIT	11/04/25	JPY	11,673	79	—
JPY/USD	HSB	11/04/25	JPY	2,414,995	16,392	61
MXN/USD	BOA	12/17/25	MXN	133,501	7,229	134
MXN/USD	CIT	12/17/25	MXN	106,805	5,784	27
MXN/USD	GSC	12/17/25	MXN	55,776	3,021	60
PEN/USD	CIT	03/16/26	PEN	7,397	2,121	16
TRY/USD	JPM	10/07/25	TRY	35,571	852	18
TRY/USD	BCL	10/10/25	TRY	30,699	733	17
TRY/USD	BCL	10/14/25	TRY	60,758	1,446	33
TRY/USD	BCL	10/15/25	TRY	15,045	358	7
TRY/USD	BCL	10/20/25	TRY	15,484	367	8
TRY/USD	BCL	10/21/25	TRY	75,973	1,798	34
TRY/USD	BCL	10/22/25	TRY	36,500	863	15
TRY/USD	BCL	10/27/25	TRY	62,303	1,466	34
TRY/USD	BCL	10/30/25	TRY	59,614	1,399	20
TRY/USD	BCL	10/31/25	TRY	38,382	900	14
TRY/USD	BCL	11/05/25	TRY	35,606	832	12
TRY/USD	BCL	11/06/25	TRY	17,283	403	6
TRY/USD	BCL	11/07/25	TRY	19,215	448	7
TRY/USD	BCL	11/10/25	TRY	16,178	376	5
TRY/USD	BCL	11/20/25	TRY	23,080	533	3
TRY/USD	GSC	11/21/25	TRY	12,247	283	1
TRY/USD	BCL	12/03/25	TRY	16,974	388	1
TWD/USD	CIT	10/20/25	TWD	12,696	417	(1)
TWD/USD	CIT	10/20/25	TWD	12,797	421	1
USD/AUD	CIT	10/02/25	AUD	(2,194)	(1,452)	(19)
USD/AUD	CIT	10/02/25	AUD	(21)	(14)	—
USD/AUD	BCL	11/04/25	AUD	(525)	(348)	(1)
USD/BRL	GSC	10/02/25	BRL	(112,157)	(21,073)	(1,000)
USD/BRL	JPM	10/02/25	BRL	(53,200)	(9,996)	(1,772)
USD/BRL	GSC	04/02/26	BRL	(66,700)	(11,991)	(320)
USD/BRL	GSC	04/02/26	BRL	(29,600)	(5,322)	5
USD/BRL	JPM	04/02/26	BRL	(16,100)	(2,895)	(178)
USD/CHF	BCL	10/02/25	CHF	(580)	(729)	(5)
USD/CHF	BCL	11/04/25	CHF	(490)	(618)	(2)
USD/CHF	CIT	11/04/25	CHF	(88)	(111)	—
USD/CNY	CIT	10/16/25	CNY	(32)	(4)	—
USD/CNY	DUB	10/16/25	CNY	(159)	(23)	—
USD/CNY	GSC	10/16/25	CNY	(120)	(17)	—
USD/CNY	HSB	10/16/25	CNY	(91)	(13)	—
USD/CNY	HSB	11/19/25	CNY	(43)	(6)	—
USD/EUR	BCL	10/02/25	EUR	(1,464)	(1,719)	15
USD/EUR	HSB	10/02/25	EUR	(10,728)	(12,595)	(60)
USD/EUR	HSB	10/02/25	EUR	(732)	(859)	—
USD/EUR	JPM	10/02/25	EUR	(31,119)	(36,535)	(141)
USD/EUR	BCL	11/04/25	EUR	(44,043)	(51,817)	(82)
USD/GBP	BCL	10/02/25	GBP	(29,288)	(39,389)	(10)
USD/GBP	JPM	10/02/25	GBP	(1,473)	(1,981)	22
USD/GBP	JPM	11/04/25	GBP	(28,157)	(37,875)	(3)
USD/JPY	BOA	10/02/25	JPY	(1,133,728)	(7,666)	(97)
USD/JPY	HSB	10/02/25	JPY	(1,412,913)	(9,554)	(56)
USD/MXN	CIT	10/20/25	MXN	(124,613)	(6,791)	(208)
USD/MXN	GSC	10/20/25	MXN	(51,567)	(2,810)	(76)
USD/MXN	JPM	12/17/25	MXN	(180,602)	(9,781)	(85)
USD/PEN	BCL	10/07/25	PEN	(1,705)	(491)	(12)
USD/PEN	CIT	10/14/25	PEN	(10,660)	(3,069)	(151)
USD/PEN	CIT	12/05/25	PEN	(12,426)	(3,573)	(216)
USD/PEN	BOA	12/17/25	PEN	(43,279)	(12,440)	(238)
USD/PEN	CIT	02/09/26	PEN	(3,964)	(1,138)	(59)
USD/PEN	DUB	02/17/26	PEN	(2,996)	(860)	(17)
USD/PEN	CIT	03/18/26	PEN	(3,296)	(945)	(9)
USD/PEN	CIT	08/19/26	PEN	(3,253)	(927)	(25)
USD/TWD	BCL	10/20/25	TWD	(32,976)	(1,084)	23
USD/TWD	CIT	10/20/25	TWD	(170,221)	(5,593)	149
USD/TWD	CIT	12/15/25	TWD	(25,343)	(836)	2
USD/ZAR	BCL	11/20/25	ZAR	(8,815)	(509)	(8)
USD/ZAR	BOA	11/20/25	ZAR	(22,956)	(1,325)	(11)
USD/ZAR	DUB	11/20/25	ZAR	(7,745)	(447)	(7)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL/PIMCO Income Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/ZAR	JPM	11/20/25	ZAR	(7,306)	(422)	(7)
					(122,922)	(3,007)

JNL/PIMCO Income Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
Presidencia da Republica (Q)	CIT	0.39	1.00	06/20/26	(7,200)	33	(245)	278
Presidencia da Republica (Q)	GSC	0.39	1.00	06/20/26	(10,600)	49	(360)	409
CMBX.NA.AAA.10 (M)	GSC	0.00	0.50	11/17/59	(36,300)	119	(325)	444
CMBX.NA.AAA.11 (M)	GSC	0.00	0.50	11/18/54	(7,800)	42	60	(18)
CMBX.NA.AAA.11 (M)	GSC	0.00	0.50	11/18/54	(7,500)	41	(41)	82
CMBX.NA.AAA.13 (M)	GSC	0.00	0.50	12/16/72	(79,500)	293	(1,365)	1,658
CMBX.NA.AAA.6 (M)	GSC	0.00	0.50	05/11/63	(16)	—	—	—
CMBX.NA.AAA.9 (M)	GSC	0.00	0.50	09/17/58	(3,752)	1	8	(7)
Departamento Administrativo De La Presidencia De La Republica (Q)	BCL	0.77	1.00	12/20/26	(1,000)	3	(47)	50
Departamento Administrativo De La Presidencia De La Republica (Q)	CIT	0.93	1.00	06/20/27	(200)	1	(7)	8
Departamento Administrativo De La Presidencia De La Republica (Q)	GSC	1.02	1.00	12/20/27	(100)	—	(9)	9
Departamento Administrativo De La Presidencia De La Republica (Q)	GSC	0.93	1.00	06/20/27	(300)	—	(11)	11
Departamento Administrativo De La Presidencia De La Republica (Q)	JPM	0.93	1.00	06/20/27	(300)	—	(12)	12
Ministry of Finance (Q)	GSC	0.35	1.00	12/20/26	(6,400)	52	28	24
Ministry of Finance (Q)	GSC	0.68	1.00	12/20/29	(800)	10	(22)	32
Ministry of Finance (Q)	JPM	0.68	1.00	12/20/29	(200)	2	(6)	8
Pemex Project Funding Master Trust (M)‡	DUB	4.05	4.75	07/06/26	(2,588)	(15)	—	(15)
Pemex Project Funding Master Trust (M)‡	DUB	4.05	4.85	07/06/26	(1,235)	(8)	—	(8)
SoftBank Group Corp. (Q)	GSC	0.87	1.00	06/20/26	(1,200)	2	(10)	12
South Africa, Parliament of (Q)	DUB	0.39	1.00	12/20/26	(1,200)	9	(53)	62
					(168,191)	634	(2,417)	3,051

‡Credit Default Swap fair valued in good faith in accordance with the procedures approved by the JNL Series Trust’s Board of Trustees and classified as Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See “Fair Value Measurements” in the Notes to Schedules of Investments.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PIMCO Income Fund
Assets - Securities
Government And Agency Obligations	—	1,447,985	—	1,447,985
Non-U.S. Government Agency Asset-Backed Securities	—	586,392	—	586,392
Corporate Bonds And Notes	—	211,693	—	211,693
Senior Floating Rate Instruments	—	17,300	31,954	49,254
Common Stocks	1,522	170	5,316	7,008
Rights	—	—	1,475	1,475
Preferred Stocks	—	—	832	832
Warrants	—	—	143	143
Short Term Investments	10,380	142,560	—	152,940
	11,902	2,406,100	39,720	2,457,722
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	2,258	—	—	2,258
Centrally Cleared Interest Rate Swap Agreements	—	66,405	—	66,405
Centrally Cleared Credit Default Swap Agreements	—	2,403	—	2,403
Open Forward Foreign Currency Contracts	—	2,076	—	2,076
OTC Credit Default Swap Agreements	—	3,099	—	3,099
	2,258	73,983	—	76,241
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(1,579)	—	—	(1,579)
Centrally Cleared Interest Rate Swap Agreements	—	(38,428)	—	(38,428)
Centrally Cleared Credit Default Swap Agreements	—	(895)	—	(895)
Open Forward Foreign Currency Contracts	—	(5,083)	—	(5,083)
OTC Credit Default Swap Agreements	—	(25)	(23)	(48)
	(1,579)	(44,431)	(23)	(46,033)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL/PIMCO Investment Grade Credit Bond Fund
CORPORATE BONDS AND NOTES 80.6%
Financials 31.0%
ABN AMRO Bank N.V.
6.38%, (100, 09/22/34), EUR (a) (b)	600	748
AerCap Ireland Capital Designated Activity Company
4.63%, 09/10/29 (c)	200	202
3.30%, 01/30/32	3,700	3,407
Ally Financial Inc.
4.75%, 06/09/27	200	201
6.99%, 06/13/29	500	527
American Express Company
5.44%, 01/30/36	1,300	1,351
Antares Holdings LP
3.95%, 07/15/26 (d)	300	298
3.75%, 07/15/27 (d)	630	613
7.95%, 08/11/28 (d)	600	638
6.50%, 02/08/29 (d)	500	511
Apollo Debt Solutions BDC
6.70%, 07/29/31	1,500	1,589
Arch Capital Group Ltd.
3.64%, 06/30/50	615	460
Ares Capital Corporation
5.95%, 07/15/29	1,100	1,136
Ares Finance Co. II LLC
3.25%, 06/15/30 (d)	1,200	1,131
Ares Finance Co. III LLC
4.13%, 06/30/51 (d)	500	492
Ares Management Corporation
5.60%, 10/11/54	500	482
Ares Strategic Income Fund
5.60%, 02/15/30	200	202
5.15%, 01/15/31 (d)	600	593
6.20%, 03/21/32	500	517
Assured Guaranty US Holdings Inc.
6.13%, 09/15/28	400	421
3.60%, 09/15/51	1,700	1,215
Aviation Capital Group LLC
3.50%, 11/01/27 (d)	1,400	1,375
6.25%, 04/15/28 (d)	600	625
5.38%, 07/15/29 (d)	400	410
Aviva PLC
7.75%, (100, 09/30/32), GBP (a) (b) (e)	300	420
Avolon Holdings Funding Limited
2.53%, 11/18/27 (d)	922	887
4.95%, 10/15/32 (d)	100	99
Banco Santander, S.A.
4.88%, 10/18/31, EUR (b) (e)	2,700	3,441
Bank of America Corporation
3.82%, 01/20/28	2,750	2,737
3.97%, 02/07/30	6,950	6,899
1.90%, 07/23/31	3,900	3,482
2.69%, 04/22/32	2,900	2,641
4.57%, 04/27/33	800	800
5.29%, 04/25/34	3,200	3,312
Barclays PLC
8.38%, (100, 09/15/31), GBP (a) (b)	600	851
5.69%, 03/12/30	2,200	2,287
6.22%, 05/09/34	2,900	3,120
BGC Group, Inc.
4.38%, 12/15/25 (f)	700	699
8.00%, 05/25/28 (f)	600	641
6.15%, 04/02/30 (d)	300	307
Blackstone Holdings Finance Co. L.L.C.
1.50%, 04/10/29, EUR (d)	800	897
Blackstone Inc.
2.50%, 01/10/30 (d)	5,700	5,316
5.00%, 06/15/44 (d)	300	282
Blackstone Secured Lending Fund
5.88%, 11/15/27 (c)	1,000	1,024
Block, Inc.
5.63%, 08/15/30 (d)	300	304
6.50%, 05/15/32	800	828
Blue Owl Finance LLC
4.13%, 10/07/51	3,400	2,489
BNP Paribas
7.00%, (100, 08/16/28) (a) (d) (e)	200	205
8.50%, (100, 08/14/28) (a) (c) (d) (e)	1,200	1,280
Boral Finance Pty Limited
3.75%, 05/01/28 (d)	338	329
BPCE
6.61%, 10/19/27 (d)	900	920
7.00%, 10/19/34 (d)	400	446
Brookfield Capital Finance LLC
6.09%, 06/14/33	300	323
Brookfield Financial, Inc.
3.90%, 01/25/28	1,400	1,390
5.68%, 01/15/35	1,400	1,457
5.97%, 03/04/54	225	232
CaixaBank, S.A.
5.88%, (100, 10/09/27), EUR (a) (b) (e)	1,200	1,458
Cantor Fitzgerald, L.P.
7.20%, 12/12/28 (d)	1,000	1,069
Capital Farm Credit ACA
5.00%, (100, 03/15/26) (a)	3,200	3,159
Capital One Financial Corporation
3.95%, (100, 09/01/26) (a)	1,100	1,079
Charles Schwab Corporation, The
4.00%, (100, 12/01/30) (a)	2,300	2,156
5.00%, (100, 12/01/27) (a)	900	884
1.65%, 03/11/31	4,000	3,479
CI Financial Corp.
7.50%, 05/30/29 (d)	500	533
Citadel Finance LLC
5.90%, 02/10/30 (d)	1,000	1,014
Citadel Limited Partnership
6.38%, 01/23/32 (d) (f)	900	953
Citigroup Inc.
6.88%, (100, 08/15/30) (a)	900	928
6.95%, (100, 02/15/30) (a)	875	899
5.57%, 04/30/34	700	743
Citizens Financial Group, Inc.
4.00%, (100, 10/06/26) (a)	800	784
CNA Financial Corporation
2.05%, 08/15/30	300	268
CoBank, ACB
4.25%, (100, 01/01/27) (a) (d)	2,200	2,140
COMMERZBANK Aktiengesellschaft
7.88%, (100, 07/02/29), EUR (a) (b)	1,400	1,853
Cooperatieve Rabobank U.A.
4.38%, (100, 06/29/27), EUR (a) (b)	800	944
3.75%, 07/21/26	1,000	995
Corebridge Financial, Inc.
3.85%, 04/05/29	1,900	1,873
Credit Agricole S.A.
7.25%, (100, 09/23/28), EUR (a) (e)	600	758
5.22%, 05/27/31 (d)	500	513
5.86%, 01/09/36 (d)	1,000	1,052
DrillCo Holding Lux S.A.
7.50%, 06/15/30 (b)	13	13
7.50%, 06/15/30 (d)	51	49
Eagle Funding LuxCo S.a r.l.
5.50%, 08/17/30 (d)	1,800	1,828
Encore Capital Group, Inc.
8.50%, 05/15/30 (d)	300	319
Equitable Holdings, Inc.
6.70%, 03/28/55	1,000	1,044
Erste Group Bank AG
4.25%, (100, 10/15/27), EUR (a) (b)	2,000	2,345
Essent Group Ltd.
6.25%, 07/01/29	500	524
Export-Import Bank of India
3.25%, 01/15/30 (d)	600	572
Fairfax Financial Holdings Limited
2.75%, 03/29/28, EUR (d)	600	703
4.63%, 04/29/30	1,900	1,907
Fidelity National Financial, Inc.
3.20%, 09/17/51	400	257

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
First American Financial Corporation
5.45%, 09/30/34	400	401
Ford Motor Credit Company LLC
3.38%, 11/13/25	300	299
5.85%, 05/17/27	500	506
4.13%, 08/17/27	300	295
3.82%, 11/02/27	1,653	1,613
5.92%, 03/20/28	1,300	1,322
5.80%, 03/08/29	500	507
Fortitude Group Holdings, LLC
6.25%, 04/01/30 (d)	300	312
Franklin Resources, Inc.
2.95%, 08/12/51	1,480	939
Freedom Mortgage Corporation
12.00%, 10/01/28 (d)	800	848
FS KKR Capital Corp.
7.88%, 01/15/29	1,400	1,471
GE Capital Funding LLC
4.55%, 05/15/32	537	542
Global Atlantic Financial Company
6.75%, 03/15/54 (d)	200	211
Global Payments Inc.
2.90%, 05/15/30	400	370
4.15%, 08/15/49	500	381
Goldman Sachs Group, Inc., The
6.13%, (100, 11/10/34) (a)	1,000	1,018
7.50%, (100, 02/10/29) (a)	1,700	1,802
4.22%, 05/01/29	1,100	1,101
1.99%, 01/27/32	3,900	3,441
2.38%, 07/21/32	2,300	2,052
5.02%, 10/23/35	2,900	2,921
5.54%, 01/28/36	1,700	1,774
HA Sustainable Infrastructure Capital, Inc.
6.15%, 01/15/31	1,300	1,334
6.38%, 07/01/34	1,000	1,017
Hanover Insurance Group Inc, The
2.50%, 09/01/30	500	451
HPS Corporate Lending Fund
5.95%, 04/14/32	600	611
HSBC Holdings PLC
7.39%, 11/03/28	800	850
Intesa Sanpaolo S.p.A.
6.63%, 06/20/33 (d)	300	330
7.20%, 11/28/33 (d)	1,100	1,253
7.80%, 11/28/53 (d)	600	740
Itau Unibanco Holding S.A.
6.00%, 02/27/30 (d)	1,300	1,350
JAB Holdings B.V.
2.20%, 11/23/30 (d)	686	601
JPMorgan Chase & Co.
6.50%, (100, 04/01/30) (a)	1,400	1,449
6.88%, (100, 06/01/29) (a)	1,000	1,054
7.04%, (3 Month Term SOFR + 2.75%), (100, 10/01/25) (a) (g)	4,700	4,718
3.78%, 02/01/28	3,150	3,136
5.58%, 04/22/30	2,600	2,715
2.74%, 10/15/30	2,900	2,737
4.60%, 10/22/30	1,000	1,012
5.14%, 01/24/31	100	103
1.95%, 02/04/32	1,800	1,591
5.35%, 06/01/34	1,500	1,561
6.25%, 10/23/34	3,000	3,306
5.29%, 07/22/35	100	103
KBC Groep
6.25%, (100, 09/17/31), EUR (a) (b) (e)	400	490
Lazard Group LLC
4.50%, 09/19/28	1,200	1,205
4.38%, 03/11/29	278	277
Lloyds Banking Group PLC
4.98%, 08/11/33	2,300	2,332
5.68%, 01/05/35 (e)	1,700	1,784
Marex Group PLC
5.83%, 05/08/28	200	203
Marsh & Mclennan Companies, Inc.
5.00%, 03/15/35	900	911
5.70%, 09/15/53	700	717
Meiji Yasuda Life Insurance Company
6.10%, 06/11/55 (d)	600	626
Mitsubishi UFJ Financial Group, Inc.
5.19%, 09/12/36	3,800	3,854
Mizuho Financial Group, Inc.
1.98%, 09/08/31 (e)	1,900	1,693
5.59%, 07/10/35 (e)	1,100	1,151
Morgan Stanley
5.88%, (100, 09/15/26) (a)	700	700
5.12%, 02/01/29	4,550	4,647
6.41%, 11/01/29	2,400	2,550
5.17%, 01/16/30	1,600	1,644
4.65%, 10/18/30	600	607
5.23%, 01/15/31	200	206
3.62%, 04/01/31	3,500	3,389
1.79%, 02/13/32	1,500	1,308
2.24%, 07/21/32	1,600	1,414
Morgan Stanley Private Bank, National Association
4.73%, 07/18/31	500	507
MSCI Inc.
3.63%, 11/01/31 (d)	800	752
3.25%, 08/15/33 (d)	200	179
National Rural Utilities Cooperative Finance Corporation
2.40%, 03/15/30	1,500	1,394
Nationwide Building Society
6.56%, 10/18/27 (d)	1,450	1,483
Nationwide Financial Services, Inc.
3.90%, 11/30/49 (d)	500	385
NatWest Group PLC
4.60%, (100, 06/28/31) (a) (e)	800	732
5.58%, 03/01/28 (e)	1,700	1,731
5.08%, 01/27/30	2,800	2,860
Nomura Holdings, Inc.
7.00%, (100, 07/15/30) (a)	600	621
5.84%, 01/18/28	2,000	2,069
2.17%, 07/14/28	1,900	1,795
5.78%, 07/03/34	200	212
North American Company for Life and Health Insurance
6.88%, 04/15/34 (d)	1,500	1,651
Nykredit Realkredit A/S
1.00%, 10/01/50, DKK (b)	88	11
1.50%, 10/01/53, DKK (b)	4,367	546
OneMain Finance Corporation
7.88%, 03/15/30	900	952
Protective Life Corporation
4.30%, 09/30/28 (d)	500	500
Rio Oil Finance Trust
9.75%, 01/06/27 (d) (h)	45	47
Santander Holdings USA, Inc.
3.24%, 10/05/26	2,100	2,080
Santander UK Group Holdings PLC
5.69%, 04/15/31 (e)	600	626
SB Capital S.A.
0.00%, 05/23/49 - 10/29/49 (b) (i) (j) (k)	5,700	—
SBL Holdings, Inc.
5.90%, 09/26/28 (d)	200	201
Sixth Street Lending Partners
6.50%, 03/11/29	600	626
5.75%, 01/15/30	100	102
State Street Corporation
6.70%, (100, 03/15/29) (a)	600	625
Stichting AK Rabobank Certificaten II
6.50%, EUR (a) (b) (g) (h)	630	851
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/30	2,700	2,444
5.42%, 07/09/31	2,900	3,038
5.56%, 07/09/34	800	844
UBS Group AG
6.60%, (100, 08/05/30) (a) (d) (e)	400	401
6.85%, (100, 09/10/29) (a) (d) (e)	600	617
7.00%, (100, 02/10/30) (a) (d) (e)	800	820
9.25%, (100, 11/13/28) (a) (b) (e)	400	441

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
4.15%, 12/23/29 (d)	900	898
6.54%, 08/12/33 (d)	4,250	4,689
9.02%, 11/15/33 (d)	500	626
5.96%, 01/12/34 (d)	1,900	2,032
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A.
7.30%, 04/02/34 (d)	1,000	1,067
Unigel Netherlands Holding Corporation B.V.
15.00%, 12/31/44 (d) (l)	394	5
Volkswagen Group of America Finance, LLC
5.05%, 03/27/28 (d)	1,300	1,317
Wells Fargo & Company
6.85%, (100, 09/15/29) (a)	1,000	1,052
7.63%, (100, 09/15/28) (a) (c)	400	428
3.58%, 05/22/28	4,800	4,757
2.39%, 06/02/28	4,400	4,277
5.57%, 07/25/29	500	518
5.20%, 01/23/30	1,700	1,749
2.88%, 10/30/30	500	473
2.57%, 02/11/31	3,700	3,435
5.56%, 07/25/34	300	315
Willis North America Inc.
2.95%, 09/15/29	1,500	1,425
		257,646
Energy 9.3%
ADNOC Murban RSC Ltd
4.25%, 09/11/29 (d)	1,500	1,503
Aker BP ASA
4.00%, 01/15/31 (d)	2,950	2,842
Canadian Natural Resources Limited
6.45%, 06/30/33 (c)	500	541
6.25%, 03/15/38	1,100	1,175
Cheniere Corpus Christi Holdings, LLC
5.13%, 06/30/27	2,100	2,123
3.70%, 11/15/29	800	778
Cheniere Energy Partners, L.P.
5.75%, 08/15/34	800	832
5.55%, 10/30/35 (d)	1,850	1,892
Cheniere Energy, Inc.
5.65%, 04/15/34	100	103
Columbia Pipelines Holding Company LLC
5.10%, 10/01/31 (d)	300	305
Devon Energy Corporation
5.20%, 09/15/34 (c)	400	398
DT Midstream, Inc.
5.80%, 12/15/34 (d)	350	361
Enbridge Inc.
6.20%, 11/15/30	1,500	1,618
5.70%, 03/08/33	1,700	1,789
Energy Transfer LP
4.20%, 04/15/27 (c)	1,200	1,199
6.55%, 12/01/33	800	875
4.90%, 03/15/35	554	540
6.05%, 06/01/41	1,300	1,328
Energy Transfer Operating, L.P.
6.25%, 04/15/49	3,000	3,029
Eni S.P.A.
5.95%, 05/15/54 (d)	700	700
Enterprise Products Operating LLC
4.95%, 02/15/35	2,500	2,519
5.20%, 01/15/36	900	915
7.43%, (3 Month Term SOFR + 3.25%), 08/16/77 (g)	250	251
EQT Corporation
4.50%, 01/15/29	370	371
5.75%, 02/01/34	500	523
Expand Energy Corporation
5.70%, 01/15/35	500	514
Flex Intermediate Holdco, LLC
3.36%, 06/30/31 (d)	2,200	2,027
Florida Gas Transmission Company, LLC
2.55%, 07/01/30 (d)	800	735
Gaz Finance PLC
0.00%, 01/27/29 (b) (i) (j)	1,800	1,283
GreenSaif Pipelines Bidco S.a r.l.
5.85%, 02/23/36 (d)	1,500	1,575
Kinder Morgan, Inc.
5.95%, 08/01/54	1,000	1,007
Midwest Connector Capital Company LLC
4.63%, 04/01/29 (d)	500	502
MPLX LP
2.65%, 08/15/30	3,700	3,397
5.20%, 12/01/47	1,638	1,467
4.90%, 04/15/58	300	250
Occidental Petroleum Corporation
7.88%, 09/15/31	2,050	2,335
6.20%, 03/15/40	10	10
ONEOK, Inc.
4.75%, 10/15/31	4,000	3,999
4.95%, 07/13/47	2,500	2,174
Petrobras Global Finance B.V.
5.13%, 09/10/30	2,200	2,174
Petroleos Mexicanos
6.84%, 01/23/30	400	407
QatarEnergy LNG
5.84%, 09/30/27 (d)	96	98
Sabine Pass Liquefaction, LLC
5.90%, 09/15/37	972	1,023
Santos Finance Ltd
3.65%, 04/29/31 (d)	400	374
6.88%, 09/19/33 (d)	2,300	2,523
Saudi Arabian Oil Company
2.25%, 11/24/30 (d)	200	181
5.75%, 07/17/54 (d)	400	398
Schlumberger Holdings Corporation
5.00%, 06/01/34 (d)	500	505
Targa Resources Corp.
4.20%, 02/01/33	1,300	1,236
6.13%, 03/15/33	1,100	1,171
Tennessee Gas Pipeline Company, L.L.C.
2.90%, 03/01/30 (d)	5,100	4,777
Var Energi ASA
8.00%, 11/15/32 (d)	500	579
Venture Global Calcasieu Pass, LLC
3.88%, 08/15/29 - 11/01/33 (d)	2,400	2,230
6.25%, 01/15/30 (d)	600	626
4.13%, 08/15/31 (d)	300	283
Venture Global LNG, Inc.
9.88%, 02/01/32 (d)	1,100	1,198
Vine Energy Holdings LLC
6.75%, 04/15/29 (d)	300	303
Viper Energy Partners LLC
5.70%, 08/01/35	1,400	1,424
Weatherford International Ltd
6.75%, 10/15/33 (d)	100	100
Western Midstream Operating, LP
5.45%, 11/15/34	300	300
Williams Companies, Inc., The
5.60%, 03/15/35	1,400	1,454
5.30%, 09/30/35	1,800	1,828
Woodside Finance Limited
4.50%, 03/04/29 (d)	2,000	1,999
5.10%, 09/12/34	500	496
		77,472
Utilities 8.9%
Adani Electricity Mumbai Limited
3.95%, 02/12/30 (d)	524	493
AES Corporation, The
5.45%, 06/01/28	2,900	2,971
6.95%, 07/15/55	700	689
Anglian Water Services Financing PLC
6.00%, 06/20/39, GBP (b)	100	129
Arizona Public Service Company
2.20%, 12/15/31	1,700	1,485
Black Hills Corporation
2.50%, 06/15/30	1,400	1,289
6.00%, 01/15/35	325	346

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Cameron LNG, LLC
3.40%, 01/15/38 (d)	1,300	1,125
Capital Power (US Holdings) Inc.
6.19%, 06/01/35 (d)	400	419
CenterPoint Energy Houston Electric, LLC
5.05%, 03/01/35	100	101
Connecticut Light and Power Company, The
4.90%, 07/01/33	400	407
DTE Electric Company
2.25%, 03/01/30	1,300	1,199
DTE Energy Company
2.95%, 03/01/30	500	471
Duke Energy Progress, LLC
5.05%, 03/15/35	1,700	1,729
Duquesne Light Holdings, Inc.
3.62%, 08/01/27 (d)	1,000	980
Edison International
5.45%, 06/15/29	1,500	1,514
Electricite de France
4.88%, 09/21/38 (d)	1,100	1,038
Entergy Corporation
2.80%, 06/15/30	2,600	2,424
Entergy Texas, Inc.
1.75%, 03/15/31	700	612
5.25%, 04/15/35	700	718
EP Infrastructure, a.s.
1.82%, 03/02/31, EUR (b)	100	106
EPH Financing International, a.s.
5.88%, 11/30/29, EUR (b)	700	884
Evergy Metro, Inc.
2.25%, 06/01/30	1,000	916
Florida Power & Light Company
4.80%, 05/15/33	2,000	2,036
Georgia Power Company
3.70%, 01/30/50	400	305
3.25%, 03/15/51	2,300	1,607
IPALCO Enterprises, Inc.
5.75%, 04/01/34	200	205
ITC Holdings Corp.
2.95%, 05/14/30 (d)	1,750	1,640
Mid-Atlantic Interstate Transmission, LLC
4.10%, 05/15/28 (d)	1,200	1,199
Mississippi Power Company
3.95%, 03/30/28	2,400	2,398
National Grid Electricity Transmission PLC
2.00%, 04/17/40, GBP (b)	1,400	1,156
National Grid PLC
5.81%, 06/12/33	1,000	1,066
New York State Electric & Gas Corporation
3.30%, 09/15/49 (d)	100	67
Oklahoma Gas and Electric Company
5.40%, 01/15/33	400	418
PacifiCorp
5.30%, 02/15/31	900	934
6.25%, 10/15/37	1,087	1,166
7.38%, 09/15/55	700	734
PECO Energy Company
3.00%, 09/15/49	800	538
PG&E Corporation
3.30%, 03/15/27 (c)	2,800	2,760
3.75%, 07/01/28	250	245
3.25%, 06/01/31	1,400	1,287
6.00%, 08/15/35	400	419
3.30%, 08/01/40	2,300	1,749
4.60%, 06/15/43	600	507
4.30%, 03/15/45	200	160
4.25%, 03/15/46	1,200	944
4.95%, 07/01/50 (c)	500	430
5.25%, 03/01/52	2,300	2,049
Public Service Company of Colorado
1.88%, 06/15/31	2,700	2,363
Public Service Company of Oklahoma
5.45%, 01/15/36	1,650	1,686
Public Service Electric And Gas Company
4.85%, 08/01/34	500	504
San Diego Gas & Electric Company
5.40%, 04/15/35	1,500	1,552
4.10%, 06/15/49	200	161
Southern California Edison Company
5.35%, 03/01/26	700	703
5.30%, 03/01/28	4,200	4,273
5.65%, 10/01/28	1,100	1,135
5.25%, 03/15/30	700	714
6.05%, 03/15/39	400	412
3.60%, 02/01/45	400	292
4.00%, 04/01/47	1,100	831
Southern California Gas Company
2.55%, 02/01/30	1,500	1,401
5.20%, 06/01/33	1,800	1,857
SPP - distribucia , a.s.
1.00%, 06/09/31, EUR (b)	300	305
SW (Finance) I PLC
7.00%, 04/16/40, GBP (b)	1,000	1,291
System Energy Resources, Inc.
5.30%, 12/15/34	700	704
Thames Water Super Senior Issuer PLC
9.75%, 10/10/27, GBP (d)	75	113
Thames Water Utilities Finance PLC
9.75%, 10/10/27, GBP (d)	59	88
9.75%, 10/10/27, GBP (b)	17	25
4.38%, 01/18/31, EUR (b)	900	732
4.38%, 07/03/34, GBP (b)	600	553
Thames Water Utilities Limited
0.00%, 03/22/27, GBP (d) (m)	10	12
The Cleveland Electric Illuminating Company
3.50%, 04/01/28 (d)	2,870	2,817
Vistra Operations Company LLC
6.00%, 04/15/34 (d)	900	948
Yorkshire Water Finance PLC
1.75%, 10/27/32, GBP (b)	700	724
		74,260
Real Estate 7.8%
Alexandria Real Estate Equities, Inc.
2.75%, 12/15/29	1,900	1,782
American Assets Trust, L.P.
3.38%, 02/01/31	2,600	2,360
American Homes 4 Rent, L.P.
4.25%, 02/15/28	1,200	1,198
American Tower Corporation
5.65%, 03/15/33	1,200	1,266
5.90%, 11/15/33	1,900	2,034
3.70%, 10/15/49	2,100	1,572
Broadstone Net Lease, LLC
5.00%, 11/01/32	200	199
Canary Wharf Group Investment Holdings PLC
1.75%, 04/07/26, EUR (b)	637	740
CBRE Services, Inc.
5.50%, 04/01/29	200	208
COPT Defense Properties
2.25%, 03/15/26	400	395
CoStar Group, Inc.
2.80%, 07/15/30 (d)	1,100	1,007
Crown Castle Inc.
2.50%, 07/15/31	500	445
5.20%, 09/01/34	1,700	1,718
Digital Dutch Finco B.V.
1.50%, 03/15/30, EUR (b)	1,400	1,526
EPR Properties
4.75%, 12/15/26	200	200
4.50%, 06/01/27	100	100
3.60%, 11/15/31	1,800	1,663
Equinix, Inc.
2.15%, 07/15/30	1,700	1,534
Essex Portfolio, L.P.
2.65%, 03/15/32	3,900	3,477
5.50%, 04/01/34	600	624
Extra Space Storage LP
2.20%, 10/15/30	1,000	897

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Fideicomiso Fibra Uno
7.38%, 02/13/34 (d)	800	863
GLP Financing, LLC
5.75%, 06/01/28	300	309
5.30%, 01/15/29	700	713
4.00%, 01/15/31	5,600	5,353
Goodman US Finance Six, LLC
5.13%, 10/07/34 (d)	2,000	2,012
Highwoods Realty Limited Partnership
3.05%, 02/15/30	400	370
Host Hotels & Resorts, L.P.
3.38%, 12/15/29	3,600	3,420
3.50%, 09/15/30 (f)	3,400	3,196
Hudson Pacific Properties, L.P.
5.95%, 02/15/28	500	493
Invitation Homes Operating Partnership LP
2.00%, 08/15/31	700	605
4.15%, 04/15/32	3,100	2,997
Kaisa Group Holdings Ltd.
0.00%, 12/31/25 - 12/31/32 (b) (e) (m)	2,255	45
5.00%, 11/30/27 (b)	10	1
6.72%, 12/28/27 (b) (l)	135	3
5.25%, 12/28/28 (b) (l)	202	5
5.50%, 12/28/29 (b) (l)	337	7
5.75%, 12/28/30 (b) (l)	404	6
6.00%, 12/28/31 (b) (l)	607	8
6.25%, 12/28/32 (b) (l)	569	6
Kilroy Realty, L.P.
3.05%, 02/15/30	1,000	923
6.25%, 01/15/36	700	727
Newmark Group, Inc.
7.50%, 01/12/29 (c) (f)	700	752
Omega Healthcare Investors, Inc.
3.25%, 04/15/33	2,100	1,853
Phillips Edison Grocery Center Operating Partnership I, L.P.
5.25%, 08/15/32	925	946
Piedmont Operating Partnership, LP
9.25%, 07/20/28 (f)	500	555
ProLogis, L.P.
4.20%, 02/15/33, CAD (b)	700	514
Realty Income Corporation
3.88%, 06/20/35, EUR	700	823
Rexford Industrial Realty, L.P.
2.13%, 12/01/30	800	711
Sabra Health Care Limited Partnership
3.20%, 12/01/31	600	545
Safehold GL Holdings LLC
5.65%, 01/15/35	300	306
Store Capital LLC
5.40%, 04/30/30 (d)	800	814
Sunac China Holdings Limited
6.00%, 09/30/26 (d) (i) (j) (l)	69	10
6.25%, 09/30/26 (d) (i) (j) (l)	69	10
6.50%, 09/30/27 (d) (i) (j) (l)	139	21
6.75%, 09/30/28 (d) (i) (j) (l)	208	31
7.00%, 09/30/29 (d) (i) (j) (l)	209	31
7.25%, 09/30/30 (d) (i) (j) (l)	98	15
VICI Properties Inc.
5.75%, 02/01/27 (d)	400	405
3.88%, 02/15/29 (d)	2,500	2,441
4.13%, 08/15/30 (d)	1,300	1,255
Welltower OP LLC
4.50%, 07/01/30	1,500	1,513
Weyerhaeuser Company
4.00%, 11/15/29 - 04/15/30	4,300	4,248
Yango Justice International Limited
0.00%, 04/15/49 (b) (i) (j)	600	1
		64,807
Health Care 7.3%
AbbVie Inc.
5.20%, 03/15/35	800	828
4.40%, 11/06/42	1,381	1,245
5.60%, 03/15/55	900	921
Adventist Health System/West
2.95%, 03/01/29	1,000	944
Alcon Finance Corporation
2.60%, 05/27/30 (d)	700	648
Amgen Inc.
5.25%, 03/02/30 - 03/02/33	3,300	3,419
5.60%, 03/02/43	2,700	2,728
5.65%, 03/02/53	800	799
AstraZeneca Finance LLC
4.90%, 02/26/31	1,700	1,756
Bausch Health Companies Inc.
11.00%, 09/30/28 (d)	270	282
14.00%, 10/15/30 (d)	53	53
Bayer US Finance LLC
6.38%, 11/21/30 (d)	4,800	5,131
6.50%, 11/21/33 (d)	800	862
Becton, Dickinson and Company
5.08%, 06/07/29	200	205
1.96%, 02/11/31	2,900	2,555
Boston Scientific Corporation
4.70%, 03/01/49 (c)	1,483	1,366
Centene Corporation
2.45%, 07/15/28	1,100	1,023
3.00%, 10/15/30	3,700	3,306
2.50%, 03/01/31	300	258
Cigna Group, The
2.40%, 03/15/30	1,141	1,054
CVS Health Corporation
4.30%, 03/25/28	1,700	1,700
5.00%, 01/30/29	500	510
7.51%, 01/10/32 (d)	32	33
5.25%, 02/21/33	1,100	1,125
4.78%, 03/25/38	1,700	1,594
5.05%, 03/25/48	1,300	1,157
5.88%, 06/01/53	500	491
6.05%, 06/01/54	100	101
6.20%, 09/15/55	100	103
Elevance Health, Inc.
4.10%, 05/15/32	200	194
4.75%, 02/15/33	3,600	3,611
6.10%, 10/15/52	900	938
Grifols, S.A.
7.50%, 05/01/30, EUR (b)	800	989
HCA Inc.
3.50%, 09/01/30	700	668
3.63%, 03/15/32	4,900	4,589
5.50%, 06/01/33 - 06/15/47	2,700	2,727
Illumina, Inc.
5.75%, 12/13/27	100	103
2.55%, 03/23/31	200	179
INTEGRIS Baptist Medical Center, Inc.
3.88%, 08/15/50	700	512
Mars, Incorporated
5.65%, 05/01/45 (d)	1,300	1,322
Royalty Pharma PLC
4.45%, 03/25/31 (c)	800	793
Stryker Corporation
4.85%, 12/08/28	2,000	2,048
4.25%, 09/11/29	900	903
4.63%, 09/11/34	500	497
Sutter Health
5.16%, 08/15/33	300	308
UnitedHealth Group Incorporated
4.95%, 01/15/32	1,643	1,683
5.15%, 07/15/34	500	513
5.50%, 07/15/44	500	500
5.63%, 07/15/54	1,000	995
		60,269
Industrials 4.5%
Air Lease Corporation
5.30%, 06/25/26	1,100	1,108
Aircastle Limited
2.85%, 01/26/28 (d)	2,700	2,603

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Amrize Finance US LLC
5.40%, 04/07/35 (d)	1,300	1,338
BAE Systems PLC
3.40%, 04/15/30 (d)	300	289
Berry Global, Inc.
1.57%, 01/15/26	4,700	4,659
Boeing Company, The
6.13%, 02/15/33	300	323
3.60%, 05/01/34	1,525	1,380
5.81%, 05/01/50 (f)	4,100	4,096
6.86%, 05/01/54 (f)	1,800	2,054
5.93%, 05/01/60 (f)	2,000	1,997
Burlington Northern Santa Fe, LLC
5.20%, 04/15/54	4,100	3,940
Canadian Pacific Kansas City Limited
3.13%, 06/01/26	500	496
2.45%, 12/02/31	600	533
Delta Air Lines, Inc.
7.38%, 01/15/26	1,601	1,609
Embraer Netherlands Finance B.V.
5.98%, 02/11/35	100	105
Equifax Inc.
5.10%, 06/01/28	1,000	1,022
GATX Corporation
3.50%, 03/15/28 (c)	500	491
Heathrow Finance PLC
4.13%, 09/01/29, GBP (b) (f) (h)	300	374
HEICO Corporation
5.25%, 08/01/28	300	308
Huntington Ingalls Industries, Inc.
5.75%, 01/15/35	1,125	1,181
IRB Infrastructure Developers Limited
7.11%, 03/11/32 (d)	400	415
Lockheed Martin Corporation
4.80%, 08/15/34	1,000	1,012
RTX Corporation
6.10%, 03/15/34	1,300	1,424
5.38%, 02/27/53	900	880
Smurfit Kappa Treasury Unlimited Company
5.20%, 01/15/30	800	824
Spirit AeroSystems, Inc.
9.75%, 11/15/30 (d)	1,300	1,430
Textron Inc.
3.38%, 03/01/28	1,000	980
Verisk Analytics, Inc.
4.13%, 03/15/29	400	399
		37,270
Consumer Discretionary 3.5%
BMW US Capital, LLC
5.06%, (SOFR + 0.92%), 03/21/28 (d) (g)	1,700	1,707
Burberry Group PLC
5.75%, 06/20/30, GBP (b)	400	539
Carnival Corporation
4.00%, 08/01/28 (d)	1,100	1,083
5.13%, 05/01/29 (d)	100	100
5.75%, 08/01/32 (d)	500	509
Choice Hotels International, Inc.
5.85%, 08/01/34	400	409
Ferguson Finance PLC
3.25%, 06/02/30 (d)	3,900	3,700
Hilton Domestic Operating Company Inc.
5.88%, 04/01/29 (d)	500	510
Hyatt Hotels Corporation
5.38%, 12/15/31	500	512
Hyundai Capital America
5.10%, 06/24/30 (d)	1,300	1,327
Las Vegas Sands Corp.
3.50%, 08/18/26	600	595
3.90%, 08/08/29	1,100	1,064
6.00%, 08/15/29	3,225	3,361
6.20%, 08/15/34	1,100	1,151
Marriott International, Inc.
5.45%, 09/15/26	1,000	1,012
4.63%, 06/15/30 (f)	200	202
Massachusetts Institute of Technology
4.68%, 07/01/14	200	171
McDonald's Corporation
3.63%, 09/01/49	400	299
Nissan Motor Acceptance Company LLC
1.85%, 09/16/26 (d)	1,400	1,351
NVR, Inc.
3.00%, 05/15/30	4,400	4,158
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28	1,000	984
5.50%, 04/01/28 (d)	400	408
5.63%, 09/30/31 (d)	400	408
5.38%, 01/15/36	400	402
Spectrum Management Holding Company, LLC
4.50%, 09/15/42	300	241
Tapestry, Inc.
5.10%, 03/11/30	500	512
5.50%, 03/11/35	400	408
Viking Cruises Limited
5.88%, 10/15/33 (d)	400	400
Warnermedia Holdings, Inc.
5.05%, 03/15/42	1,700	1,224
Wynn Resorts Finance, LLC
6.25%, 03/15/33 (c) (d)	500	508
		29,255
Communication Services 3.3%
Altice France Holding S.A.
5.13%, 07/15/29 (d)	448	387
5.50%, 10/15/29 (d)	230	199
Beignet Investments, LLC
6.58%, 05/30/49 (d) (n)	8,400	8,400
Charter Communications Operating, LLC
5.85%, 12/01/35	300	302
3.50%, 03/01/42	3,000	2,162
5.75%, 04/01/48	300	271
4.80%, 03/01/50	2,000	1,584
3.85%, 04/01/61	200	125
3.95%, 06/30/62	1,500	949
Comcast Corporation
5.50%, 05/15/64	700	660
Fox Corporation
6.50%, 10/13/33	900	991
Live Nation Entertainment, Inc.
3.75%, 01/15/28 (d)	200	195
Netflix, Inc.
3.88%, 11/15/29, EUR (b)	1,400	1,710
NTT Finance Corporation
5.17%, 07/16/32 (d)	1,000	1,024
Oi S.A. – Em Recuperacao Judicial
10.00%, 06/30/27 (d) (l)	125	91
8.50%, 12/31/28 (d) (l)	268	6
Paramount Global
3.70%, 06/01/28	800	782
T-Mobile USA, Inc.
3.50%, 04/15/31	1,050	998
5.15%, 04/15/34	100	102
4.70%, 01/15/35	2,300	2,261
3.30%, 02/15/51	3,500	2,388
5.75%, 01/15/54	2,100	2,101
		27,688
Information Technology 3.3%
Booz Allen Hamilton Inc.
5.95%, 08/04/33	600	631
Broadcom Inc.
3.14%, 11/15/35 (d)	1,622	1,403
3.19%, 11/15/36 (d)	1,093	932
4.93%, 05/15/37 (d)	2,858	2,850
CDW Finance Corporation
3.25%, 02/15/29	800	766
3.57%, 12/01/31	1,400	1,306
CGI Inc.
4.95%, 03/14/30 (d)	400	407
Flex Ltd.
5.25%, 01/15/32	600	615

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Micron Technology, Inc.
6.75%, 11/01/29	650	707
4.66%, 02/15/30	400	404
Motorola Solutions, Inc.
4.60%, 05/23/29	1,300	1,314
NXP B.V.
3.40%, 05/01/30	899	862
Oracle Corporation
2.30%, 03/25/28	6,000	5,735
5.20%, 09/26/35	1,800	1,809
4.00%, 07/15/46	900	701
6.00%, 08/03/55	600	603
Synopsys, Inc.
5.00%, 04/01/32	1,500	1,534
VMware LLC
3.90%, 08/21/27	1,800	1,793
4.70%, 05/15/30 (f)	3,100	3,137
		27,509
Consumer Staples 1.2%
Ashtead Capital, Inc.
4.00%, 05/01/28 (d)	400	397
5.80%, 04/15/34 (d)	1,100	1,153
BCP V Modular Services Finance II PLC
6.50%, 07/10/31, EUR (d)	500	547
Conagra Brands, Inc.
5.00%, 08/01/30	300	303
Diageo Capital PLC
2.00%, 04/29/30	1,150	1,045
Greene King Finance PLC
5.32%, 09/15/31, GBP (b) (h)	268	361
Haleon US Capital LLC
3.63%, 03/24/32	1,500	1,421
JDE Peet's N.V.
1.13%, 06/16/33, EUR (b)	100	98
Kraft Heinz Foods Company
6.88%, 01/26/39	1,200	1,339
Philip Morris International Inc.
4.13%, 04/28/28	500	501
5.38%, 02/15/33	1,500	1,566
Transurban Finance Company Pty Ltd
2.45%, 03/16/31 (d)	950	860
		9,591
Materials 0.5%
Joint Stock Company Alrosa (Public Joint Stock Company)
0.00%, 04/09/49 (b) (d) (i) (j) (k)	900	—
Synthos Spolka Akcyjna
2.50%, 06/07/28, EUR (b)	400	443
Unigel Luxembourg S.A.
13.50%, 12/31/27 (d) (l)	160	120
11.00%, 12/31/28 (d) (l)	399	66
Vale Overseas Ltd
6.13%, 06/12/33	3,100	3,311
		3,940
Total Corporate Bonds And Notes (cost $684,599)		669,707
GOVERNMENT AND AGENCY OBLIGATIONS 15.7%
Mortgage-Backed Securities 6.8%
Federal Home Loan Mortgage Corporation
3.50%, 10/01/39 - 06/01/48	377	355
4.50%, 09/01/48 - 09/01/53	933	911
3.00%, 05/01/52	436	384
6.50%, 02/01/54	2,866	2,964
Federal National Mortgage Association, Inc.
3.00%, 07/01/43 - 08/01/43	166	153
4.50%, 08/01/48 - 01/01/49	180	177
4.00%, 03/01/49 - 05/01/50	1,388	1,325
6.00%, 11/01/53	348	356
TBA, 4.00%, 11/15/55 (o)	11,900	11,211
TBA, 5.00%, 11/15/55 (o)	18,500	18,336
Government National Mortgage Association
4.00%, 07/20/55	4,700	4,421
TBA, 4.00%, 11/15/55 (o)	9,000	8,461
TBA, 4.50%, 11/15/55 (o)	2,600	2,520
TBA, 5.00%, 11/15/55 (o)	2,900	2,881
TBA, 6.00%, 11/15/55 (o)	1,600	1,627
		56,082
Sovereign 4.7%
Cabinet of Ministers of Ukraine
4.50%, 02/01/29 - 02/01/34 (d) (h)	144	93
0.00%, 02/01/30 - 02/01/36 (d) (h)	83	38
Cabinet Office, Government of Japan
2.00%, 12/20/44, JPY	390,000	2,415
2.40%, 03/20/45 - 03/20/55, JPY	274,800	1,787
2.20%, 03/20/64, JPY	164,000	850
Cassa Depositi E Prestiti Societa Per Azioni
5.88%, 04/30/29 (d)	1,000	1,054
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
6.95%, 08/12/31, PEN (b)	2,543	812
6.15%, 08/12/32, PEN (b)	100	31
6.15%, 08/12/32, PEN (d)	1,922	587
7.30%, 08/12/33, PEN	5,400	1,744
5.40%, 08/12/34, PEN (b)	12,600	3,515
Gobierno Federal de los Estados Unidos Mexicanos
4.50%, 03/19/34, EUR	1,500	1,785
6.00%, 05/07/36	700	718
Government of Saudi Arabia
5.13%, 01/13/28 (d)	1,800	1,837
4.75%, 01/16/30 (d)	200	204
2.25%, 02/02/33 (d)	5,100	4,353
3.75%, 03/05/37, EUR (d)	300	348
HM Treasury
4.38%, 07/31/54, GBP (b)	1,227	1,382
Israel, State of
5.38%, 03/12/29 - 02/19/30	3,100	3,181
Ministry of Finance of the Russian Federation
0.00%, 06/24/28 (b) (i) (j)	200	205
0.00%, 04/04/42 (b) (d) (i) (j)	200	135
Presidencia da Republica
7.25%, 01/12/56	700	710
Romania, Government of
2.13%, 03/07/28, EUR (d)	200	227
5.38%, 03/22/31, EUR (d)	500	596
5.25%, 05/30/32, EUR (d)	1,000	1,168
3.75%, 02/07/34, EUR (d)	800	815
South Africa, Parliament of
8.88%, 02/28/35, ZAR	82,390	4,686
8.50%, 01/31/37, ZAR	73,200	3,900
		39,176
U.S. Treasury Note 3.3%
Treasury, United States Department of
2.75%, 08/15/32 (p)	3,800	3,533
4.13%, 11/15/32 (p)	2,500	2,529
4.00%, 02/15/34 (p)	11,000	10,973
4.25%, 08/15/35	10,200	10,283
		27,318
U.S. Treasury Bond 0.6%
Treasury, United States Department of
4.75%, 08/15/55	5,300	5,319
Municipal 0.2%
Grand Canyon University
7.38%, 10/01/29	500	524
Texas Natural Gas Securitization Finance Corporation
5.10%, 04/01/35	1,059	1,091
		1,615
Treasury Inflation Indexed Securities 0.1%
Presidencia da Republica
6.00%, 08/15/60, BRL (g) (q)	900	660
Total Government And Agency Obligations (cost $128,908)		130,170
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 5.9%
Air Canada
Series 2015-A-1, 3.60%, 03/15/27	105	104
Series 2020-A-2, 5.25%, 04/01/29	47	48
Series 2017-A-1, 3.55%, 01/15/30	321	301

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Alaska Air Pass Through Trust 2020-1A
Series 2020-A-1, 4.80%, 08/15/27	669	669
Alternative Loan Trust 2005-43
Series 2005-A6-25T1, REMIC, 5.75%, 07/25/35	1,592	953
Series 2005-2A1-27, REMIC, 4.43%, (12 Month Treasury Average + 1.35%), 08/25/35 (g) (r)	45	36
Series 2005-A14-46CB, REMIC, 5.50%, 10/25/35	1,213	864
Alternative Loan Trust 2006-15CB
Series 2006-1A11-23CB, REMIC, 6.00%, 08/25/36	714	706
Alternative Loan Trust 2006-43CB
Series 2006-1A10-43CB, REMIC, 6.00%, 02/25/37	483	243
Alternative Loan Trust 2006-9T1
Series 2005-A4-86CB, REMIC, 5.50%, 02/25/36	2,948	1,687
American Airlines, Inc.
Series 2014-A-1, 3.70%, 10/01/26	461	456
Series 2015-AA-2, 3.60%, 09/22/27	550	538
Series 2016-AA-1, 3.58%, 01/15/28	172	168
Series 2016-AA-2, 3.20%, 06/15/28	1,153	1,115
Series 2017-AA-2, 3.35%, 10/15/29	1,677	1,613
American Airlines, Inc. Class AA Pass Through Certificates, Series 2019-1
Series 2019-AA-1, REMIC, 3.15%, 02/15/32	140	131
American Home Mortgage Assets Trust 2006-3
Series 2006-2A11-3, REMIC, 3.54%, (12 Month Treasury Average + 0.94%), 10/25/46 (g) (h) (r)	295	211
Apidos CLO XXXIV LLC
Series 2021-A-35A, 5.64%, (3 Month Term SOFR + 1.31%), 04/20/34 (g)	2,500	2,502
Banc of America Alternative Loan Trust 2006-3
Series 2005-4A1-10, REMIC, 5.75%, 11/25/35	8	7
Banc of America Mortgage 2006-B Trust
Series 2006-4A2-B, REMIC, 3.83%, 11/20/36 (g)	1,333	1,138
Bear Stearns ALT-A Trust 2006-3
Series 2005-2A3-2, REMIC, 5.11%, 04/25/35 (g)	222	206
Bear Stearns ARM Trust 2005-6
Series 2005-2A2-3, REMIC, 4.77%, 06/25/35 (g)	202	186
Bear Stearns ARM Trust 2006-2
Series 2006-4A1-2, REMIC, 3.81%, 07/25/36 (g)	507	446
Bear Stearns Asset Backed Securities I Trust 2006-HE9
Series 2006-1A3-HE9, REMIC, 4.67%, (1 Month Term SOFR + 0.34%), 11/25/36 (g) (h) (r)	1,000	966
BlueMountain CLO 2018-3 Ltd
Series 2018-A1R-3A, 5.51%, (3 Month Term SOFR + 1.19%), 10/25/30 (g)	1,305	1,307
British Airways PLC
Series 2020-A-1A, 4.25%, 11/15/32	261	256
Series 2021-A-1, 2.90%, 03/15/35	1,223	1,117
BRSP 2021-FL1, Ltd.
Series 2021-A-FL1, 5.40%, (1 Month Term SOFR + 1.26%), 08/19/38 (g) (h)	256	256
BX Commercial Mortgage Trust 2022-LP2
Series 2022-A-LP2, REMIC, 5.16%, (1 Month Term SOFR + 1.01%), 02/15/39 (g)	381	381
BXMT 2020-FL3 Ltd
Series 2020-A-FL3, 5.66%, (1 Month Term SOFR + 1.51%), 11/18/37 (g)	330	330
C-BASS 2007-CB1 Trust
Series 2007-AF4-CB1, REMIC, 1.09%, 01/25/37 (g) (h) (r)	544	151
Centex Corporation
Series 2004-MV1-D, REMIC, 4.72%, (1 Month Term SOFR + 1.04%), 09/25/34 (g) (h) (r)	16	16
CHL Mortgage Pass-Through Trust 2007-HY3
Series 2007-A2-13, REMIC, 6.00%, 08/25/37	549	261
Countrywide Home Loans, Inc.
Series 2004-1AF2-R2, REMIC, 5.18%, (1 Month Term SOFR + 0.53%), 11/25/34 (g) (r)	258	238
CSMC 2021-ADV
Series 2021-A-ADV, REMIC, 5.66%, (1 Month Term SOFR + 1.51%), 07/15/38 (g)	1,700	1,524
CSWF Trust 2021-SOP2
Series 2021-A-SOP2, 5.33%, (1 Month Term SOFR + 1.18%), 06/15/34 (g) (h)	65	63
CWABS Asset-Backed Certificates Trust 2006-24
Series 2006-1A-24, REMIC, 4.55%, (1 Month Term SOFR + 0.25%), 07/25/35 (g) (h)	46	42
CWABS Asset-Backed Certificates Trust 2007-12
Series 2007-1A1-12, REMIC, 4.23%, (1 Month Term SOFR + 0.85%), 06/25/37 (g) (h) (r)	416	411
CWABS, Inc.
Series 2004-M1-4, REMIC, 4.85%, (1 Month Term SOFR + 0.83%), 07/25/34 (g) (h) (r)	3	3
Series 2005-1A-AB4, REMIC, 3.36%, (1 Month Term SOFR + 0.59%), 03/25/36 (g) (h) (r)	15	14
DC Office Trust 2019-MTC
Series 2019-A-MTC, REMIC, 2.97%, 10/15/29	2,250	2,044
Delta Air Lines, Inc.
Series 2020-1, 2.00%, 06/10/28	561	539
Extended Stay America Trust 2021-ESH
Series 2021-A-ESH, REMIC, 5.34%, (1 Month Term SOFR + 1.19%), 07/15/38 (g)	3,710	3,710
First Franklin Mortgage Loan Trust 2004-FF10 Asset-Backed Certificates, Series 2004-FF10
Series 2004-M3-FF8, REMIC, 5.86%, (1 Month Term SOFR + 1.54%), 10/25/34 (g) (h) (r)	379	372
GS Mortgage Securities Corp.
Series 2005-1A1-15, REMIC, 1.43%, (1 Month Term SOFR + 0.62%), 01/25/36 (g) (h) (r)	245	204
GSAMP Trust 2006-FM2
Series 2006-A1-FM2, REMIC, 0.78%, (1 Month Term SOFR + 0.39%), 09/25/36 (g) (h) (r)	2,501	818
HarborView Mortgage Loan Trust 2006-12
Series 2006-1A1A-12, REMIC, 3.08%, (1 Month Term SOFR + 0.52%), 12/19/36 (g) (h) (r)	361	302
IndyMac MBS, Inc.
Series 2005-2A1A-AR12, REMIC, 3.47%, (1 Month Term SOFR + 0.59%), 07/25/35 (g) (h) (r)	213	195
J.P. Morgan Mortgage Acquisition Trust 2006-CW2
Series 2006-AF3-CW2, REMIC, 2.43%, 08/25/36 (g) (h) (r)	959	571
J.P. Morgan Mortgage Acquisition Trust 2006-NC2
Series 2006-M1-NC2, REMIC, 3.81%, (1 Month Term SOFR + 0.52%), 07/25/36 (g) (h) (r)	128	126
JetBlue Airways Corporation
Series 2019-AA-1, 2.75%, 05/15/32	223	197
Series 2020-1A-1, 4.00%, 11/15/32	2,046	1,934
LCM 35 Ltd.
Series A1R-35A, 5.40%, (3 Month Term SOFR + 1.08%), 10/15/34 (g)	1,900	1,901
Long Beach Mortgage Loan Trust 2006-8
Series 2006-2A3-8, REMIC, 1.03%, (1 Month Term SOFR + 0.43%), 09/25/36 (g) (h) (r)	884	226
MASTR Asset Backed Securities Trust 2006-AM1
Series 2005-M1-NC1, REMIC, 6.44%, (1 Month Term SOFR + 0.83%), 12/25/34 (g) (h) (r)	573	538
Merrill Lynch Mortgage Capital Inc.
Series 2005-M1-WMC1, REMIC, 4.93%, (1 Month Term SOFR + 0.86%), 09/25/35 (g) (h) (r)	501	481
MF1 2022-FL8 Ltd.
Series 2022-A-FL8, 5.74%, (1 Month Term SOFR + 1.35%), 02/20/37 (g)	719	719
Morgan Stanley Home Equity Loan Trust 2007-2
Series 2007-A1-2, REMIC, 2.26%, (1 Month Term SOFR + 0.21%), 04/25/37 (g) (h) (r)	8	4
MortgageIT Mortgage Loan Trust 2006-1
Series 2006-1A2-1, REMIC, 4.35%, (1 Month Term SOFR + 0.51%), 04/25/36 (g) (h) (r)	263	205

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Neuberger Berman Loan Advisers CLO 42, Ltd.
Series 2021-AR-43A, 5.37%, (3 Month Term SOFR + 1.05%), 07/17/36 (g)	2,400	2,403
New Century Home Equity Loan Trust
Series 2005-M2-D, REMIC, 3.21%, (1 Month Term SOFR + 0.82%), 02/25/36 (g) (h) (r)	300	252
New Century Home Equity Loan Trust 2006-2
Series 2006-A2B-2, REMIC, 3.48%, (1 Month Term SOFR + 0.27%), 08/25/36 (g) (h) (r)	146	146
New Residential Mortgage Loan Trust 2018-3
Series 2018-A1-3A, REMIC, 4.50%, 05/25/58 (g)	303	296
Northwoods Capital 25 Ltd
Series 2021-AR-25A, 5.12%, (3 Month Term SOFR + 0.00%), 07/20/34 (g)	1,000	1,000
Ocean Trails CLO 8
Series 2020-ARR-8A, REMIC, 5.61%, (3 Month Term SOFR + 1.29%), 07/15/34 (g)	1,000	1,001
RALI Series 2007-QS3 Trust
Series 2007-A2-QS3, REMIC, 6.00%, 02/25/37	29	23
Renaissance Home Equity Loan Trust 2007-3
Series 2007-AF3-3, REMIC, 2.98%, 09/25/37 (g) (h) (r)	136	53
Residential Accredit Loans, Inc.
Series 2005-A10-QS17, REMIC, 6.00%, 12/25/35	22	19
Residential Asset Mortgage Products, Inc.
Series 2005-A2-EFC7, REMIC, 4.11%, (1 Month Term SOFR + 0.57%), 12/25/35 (g) (h) (r)	123	96
SMRT 2022-MINI
Series 2022-A-MINI, REMIC, 5.15%, (1 Month Term SOFR + 1.00%), 01/15/27 (g)	1,600	1,598
Spirit Airlines, LLC
Series 2015-A-1, 0.00%, 04/01/28 (i) (j)	491	469
Structured Asset Securities Corporation
Series 2005-2A4-2, REMIC, 1.54%, 08/25/35 (g) (r)	1	1
Tesco Property Finance 5 PLC
Series BN-5, 5.66%, 10/13/41, GBP (b)	543	714
United Airlines 2014-2 Pass-Through Trust
Series 2014-A-2, 3.75%, 09/03/26	45	44
United Airlines Pass Through Certificates, Series 2016-2
Series 2024-AA-1, 5.45%, 02/15/37	772	794
United Airlines Pass Through Trust 2019-2AA
Series 2019-AA-2, REMIC, 2.70%, 05/01/32	3,482	3,182
United Airlines, Inc.
Series 2014-A-1, 4.00%, 04/11/26	410	408
Total Non-U.S. Government Agency Asset-Backed Securities (cost $52,478)		49,249
SENIOR FLOATING RATE INSTRUMENTS 0.5%
Health Care 0.3%
Bausch & Lomb Corporation
2025 Term Loan B, 8.57%, (1 Month Term SOFR + 4.25%), 12/17/30 (g)	2,095	2,093
Financials 0.2%
Republic of Panama
Term Loan, 3.85%, (3 Month EURIBOR + 1.75%), 03/07/27, EUR (g) (k)	1,400	1,646
Total Senior Floating Rate Instruments (cost $3,594)		3,739
PREFERRED STOCKS 0.1%
Financials 0.1%
Morgan Stanley, 6.50%, (25, 10/15/27) (a)	35	882
Total Preferred Stocks (cost $865)		882
COMMON STOCKS 0.0%
Financials 0.0%
DrillCo Holding Lux S.A. (i) (k)	—	3
DrillCo Holding Lux S.A. (i) (k)	1	24
DrillCo Holding Lux S.A. (i) (k)	—	8
DrillCo Holding Lux S.A. (i) (k)	3	71
Stichting Administratiekantoor Unigel Creditors (i) (k)	1	—
SVB Financial Group (i)	104	7
		113
Real Estate 0.0%
Kaisa Group Holdings Ltd. (i)	3,623	78
Communication Services 0.0%
Oi S.A. - Em Recuperacao Judicial (i)	45	4
Total Common Stocks (cost $79)		195
SHORT TERM INVESTMENTS 1.5%
U.S. Treasury Bill 0.8%
Treasury, United States Department of
4.18%, 10/14/25 (p)	1,060	1,058
4.25%, 10/30/25	4,100	4,087
4.18%, 11/06/25	100	100
4.23%, 11/12/25 (p)	5	5
4.29%, 11/18/25	1,200	1,194
		6,444
Securities Lending Collateral 0.6%
JNL Government Money Market Fund - Class SL, 4.14% (s) (t)	4,939	4,939
Investment Companies 0.1%
JNL Government Money Market Fund - Class I, 4.04% (s) (t)	1,413	1,413
Total Short Term Investments (cost $12,796)		12,796
Total Investments 104.3% (cost $883,319)		866,738
Other Derivative Instruments (0.1)%		(464)
Other Assets and Liabilities, Net (4.2)%		(34,943)
Total Net Assets 100.0%		831,331

(a) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of September 30, 2025.

(d) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2025, the value and the percentage of net assets of these securities was $158,023 and 19.0% of the Fund.

(e) Convertible security.

(f) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2025.

(g) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(h) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2025.

(i) Non-income producing security.

(j) As of September 30, 2025, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(k) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(l) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(m) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(n) Security fair valued in good faith as a Level 2 security in accordance with the

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(o) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2025, the total payable for investments purchased on a delayed delivery basis was $45,099.

(p) All or a portion of the security is pledged or segregated as collateral.

(q) Treasury inflation indexed note, par amount is not adjusted for inflation.

(r) The coupon rate represents the weighted average coupon and may differ from the stated coupon rate.

(s) Investment in affiliate.

(t) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL/PIMCO Investment Grade Credit Bond Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.04% - Class I	2,876	97,195	98,658	31	—	—	1,413	0.2
JNL Government Money Market Fund, 4.14% - Class SL	3,752	32,281	31,094	98	—	—	4,939	0.6
	6,628	129,476	129,752	129	—	—	6,352	0.8

JNL/PIMCO Investment Grade Credit Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
ABN AMRO Bank N.V., 6.38% (callable at 100, 09/22/34)	01/22/25	642	748	0.1
Anglian Water Services Financing PLC, 6.00%, 06/20/39	07/10/24	130	129	—
Aviva PLC, 7.75% (callable at 100, 09/30/32)	03/24/25	388	420	—
Banco Santander, S.A., 4.88%, 10/18/31	09/25/24	3,225	3,441	0.4
Barclays PLC, 8.38% (callable at 100, 09/15/31)	09/25/25	846	851	0.1
Burberry Group PLC, 5.75%, 06/20/30	07/30/25	534	539	0.1
CaixaBank, S.A., 5.88% (callable at 100, 10/09/27)	01/22/25	1,280	1,458	0.2
Canary Wharf Group Investment Holdings PLC, 1.75%, 04/07/26	06/25/25	735	740	0.1
Comision De Promocion Del Peru Para La Exportacion Y El Turismo, 6.95%, 08/12/31	04/19/24	712	812	0.1
Comision De Promocion Del Peru Para La Exportacion Y El Turismo, 6.15%, 08/12/32	02/26/25	28	31	—
Comision De Promocion Del Peru Para La Exportacion Y El Turismo, 5.40%, 08/12/34	10/23/24	3,105	3,515	0.4
COMMERZBANK Aktiengesellschaft, 7.88% (callable at 100, 07/02/29)	01/22/25	1,592	1,853	0.2
Cooperatieve Rabobank U.A., 4.38% (callable at 100, 06/29/27)	03/10/25	862	944	0.1
Digital Dutch Finco B.V., 1.50%, 03/15/30	10/08/24	1,409	1,526	0.2
DrillCo Holding Lux S.A., 7.50%, 06/15/30	06/12/23	12	13	—
EP Infrastructure, a.s., 1.82%, 03/02/31	07/10/24	91	106	—
EPH Financing International, a.s., 5.88%, 11/30/29	03/05/25	800	884	0.1
Erste Group Bank AG, 4.25% (callable at 100, 10/15/27)	01/27/21	2,454	2,345	0.3
Gaz Finance PLC, 0.00%, 01/27/29	01/20/21	1,800	1,283	0.2
Greene King Finance PLC, 5.32%, 09/15/31	04/02/19	382	361	—
Grifols, S.A., 7.50%, 05/01/30	08/20/25	983	989	0.1
Heathrow Finance PLC, 4.13%, 09/01/29	03/05/25	357	374	—
HM Treasury, 4.38%, 07/31/54	03/21/25	1,381	1,382	0.2
JDE Peet's N.V., 1.13%, 06/16/33	02/21/24	88	98	—
Joint Stock Company Alrosa (Public Joint Stock Company), 0.00%, 04/09/49	04/02/19	900	—	—
Kaisa Group Holdings Ltd., 0.00%, 12/31/25	09/24/25	—	3	—
Kaisa Group Holdings Ltd., 0.00%, 12/31/26	09/24/25	—	3	—
Kaisa Group Holdings Ltd., 5.00%, 11/30/27	09/24/25	—	1	—
Kaisa Group Holdings Ltd., 6.72%, 12/28/27	09/24/25	3	3	—
Kaisa Group Holdings Ltd., 0.00%, 12/31/27	09/24/25	—	3	—
Kaisa Group Holdings Ltd., 5.25%, 12/28/28	09/24/25	7	5	—
Kaisa Group Holdings Ltd., 0.00%, 12/31/28	09/24/25	—	5	—
Kaisa Group Holdings Ltd., 5.50%, 12/28/29	09/24/25	10	7	—
Kaisa Group Holdings Ltd., 0.00%, 12/31/29	09/24/25	6	6	—
Kaisa Group Holdings Ltd., 5.75%, 12/28/30	09/24/25	11	6	—
Kaisa Group Holdings Ltd., 0.00%, 12/31/30	09/24/25	7	7	—
Kaisa Group Holdings Ltd., 6.00%, 12/28/31	09/24/25	11	8	—
Kaisa Group Holdings Ltd., 0.00%, 12/31/31	09/24/25	7	6	—
Kaisa Group Holdings Ltd., 6.25%, 12/28/32	09/24/25	8	6	—
Kaisa Group Holdings Ltd., 0.00%, 12/31/32	09/24/25	13	12	—
KBC Groep, 6.25% (callable at 100, 09/17/31)	03/06/25	446	490	0.1
Ministry of Finance of the Russian Federation, 0.00%, 06/24/28	04/04/22	87	205	—
Ministry of Finance of the Russian Federation, 0.00%, 04/04/42	03/24/22	58	135	—
National Grid Electricity Transmission PLC, 2.00%, 04/17/40	07/30/24	1,177	1,156	0.1
Netflix, Inc., 3.88%, 11/15/29	04/24/19	1,804	1,710	0.2
Nykredit Realkredit A/S, 1.00%, 10/01/50	11/10/21	13	11	—
Nykredit Realkredit A/S, 1.50%, 10/01/53	10/13/21	417	342	—
Nykredit Realkredit A/S, 1.50%, 10/01/53	10/15/21	246	204	—
ProLogis, L.P., 4.20%, 02/15/33	01/28/25	485	514	0.1
SB Capital S.A., 0.00%, 05/23/49	09/19/19	615	—	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL/PIMCO Investment Grade Credit Bond Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
SB Capital S.A., 0.00%, 10/29/49	11/23/20	5,165	—	—
SPP - distribucia , a.s., 1.00%, 06/09/31	07/10/24	266	305	—
Stichting AK Rabobank Certificaten II, 6.50%	01/17/17	757	851	0.1
SW (Finance) I PLC, 7.00%, 04/16/40	07/09/24	1,203	1,291	0.2
Synthos Spolka Akcyjna, 2.50%, 06/07/28	03/06/25	404	443	0.1
Tesco Property Finance 5 PLC, Series BN-5, 5.66%, 10/13/41	01/31/17	670	714	0.1
Thames Water Utilities Finance PLC, 9.75%, 10/10/27	07/24/25	11	25	—
Thames Water Utilities Finance PLC, 4.38%, 01/18/31	06/20/24	865	732	0.1
Thames Water Utilities Finance PLC, 4.38%, 07/03/34	05/22/24	624	553	0.1
UBS Group AG, 9.25% (callable at 100, 11/13/28)	03/11/25	436	441	0.1
Yango Justice International Limited, 0.00%, 04/15/49	11/05/21	119	1	—
Yango Justice International Limited, 0.00%, 04/15/49	12/10/20	203	—	—
Yorkshire Water Finance PLC, 1.75%, 10/27/32	07/10/24	693	724	0.1
		41,583	35,770	4.3

JNL/PIMCO Investment Grade Credit Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
3 Month SOFR Index	172	December 2026		41,278	13	368
3 Month SOFR Index	132	March 2027		31,691	8	287
3 Month SOFR Index	304	June 2027		72,984	19	672
3 Month SOFR Index	278	September 2027		66,725	21	620
3 Month SOFR Index	330	December 2027		79,218	25	696
3 Month SOFR Index	231	March 2028		55,400	17	514
Euro BOBL	4	December 2025	EUR	471	1	—
United States 10 Year Note	231	December 2025		25,872	(4)	115
United States 2 Year Note	747	January 2026		155,596	82	77
United States Ultra Bond	852	December 2025		99,513	(479)	2,780
					(297)	6,129
Short Contracts
Euro Bund	(6)	December 2025	EUR	(774)	(2)	3
United States 5 Year Note	(798)	January 2026		(87,293)	(31)	155
United States Long Bond	(44)	December 2025		(5,016)	11	(114)
					(22)	44

JNL/PIMCO Investment Grade Credit Bond Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
6M Australian Bank Bill Short Term Rate (S)	Paying	4.25	(S)	03/19/30	AUD	31,200	(3)	60
6M Australian Bank Bill Short Term Rate (S)	Paying	4.00	(S)	12/17/35	AUD	7,200	16	(34)
6M EURIBOR (S)	Receiving	3.00	(A)	03/18/56	EUR	4,660	(43)	2
6M EURIBOR (S)	Paying	2.50	(A)	03/18/31	EUR	10	—	—
6M EURIBOR (S)	Paying	2.75	(A)	03/18/36	EUR	100	—	—
BRAZIBOR (A)	Paying	12.03	(A)	01/04/27	BRL	60,600	(1)	(260)
BRAZIBOR (A)	Paying	13.32	(A)	01/02/29	BRL	3,400	—	—
BRAZIBOR (A)	Paying	13.36	(A)	01/02/29	BRL	20,100	2	8
BRAZIBOR (A)	Paying	13.29	(A)	01/02/29	BRL	32,000	3	(4)
BRAZIBOR (A)	Paying	13.40	(A)	01/02/29	BRL	45,000	5	19
Sterling Overnight Index Average Rate (A)	Paying	3.75	(A)	09/17/30	GBP	22,800	39	(7)
U.S. SOFR (A)	Receiving	3.00	(A)	12/18/25		8,200	—	(174)
U.S. SOFR (A)	Receiving	4.14	(A)	01/03/26		8,200	(1)	(1)
U.S. SOFR (A)	Receiving	3.75	(A)	12/18/29		36,700	(18)	268
U.S. SOFR (A)	Receiving	3.30	(A)	02/28/30		5,670	(2)	9
U.S. SOFR (A)	Receiving	3.33	(A)	02/28/30		18,504	(8)	118
U.S. SOFR (A)	Receiving	3.00	(A)	03/19/30		13,400	(5)	(1)
U.S. SOFR (A)	Receiving	3.25	(A)	06/18/30		10,700	(4)	(92)
U.S. SOFR (A)	Receiving	3.60	(A)	08/19/34		20	—	—
U.S. SOFR (A)	Receiving	3.56	(A)	08/28/34		1,300	—	4
U.S. SOFR (A)	Receiving	3.53	(A)	09/04/34		200	—	1
U.S. SOFR (A)	Receiving	3.51	(A)	09/04/34		1,400	—	9
U.S. SOFR (A)	Receiving	3.87	(A)	03/05/35		10,600	1	(174)
U.S. SOFR (A)	Receiving	3.93	(A)	03/24/35		1,400	—	(33)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL/PIMCO Investment Grade Credit Bond Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
U.S. SOFR (A)	Receiving	3.70	(A)	05/15/35	13,808	3	75
U.S. SOFR (A)	Receiving	3.55	(A)	09/17/35	600	—	5
U.S. SOFR (A)	Receiving	3.50	(A)	06/20/54	12,110	37	726
						21	524

JNL/PIMCO Investment Grade Credit Bond Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
General Motors Company (Q)	N/A	5.00	06/20/30	2,300	(390)	1	(5)

Credit default swap agreements - sell protection
AES Corporation, The (Q)	0.71	5.00	12/20/28	(300)	39	—	2
American International Group, Inc. (Q)	0.18	1.00	12/20/26	(1,000)	10	—	(11)
AT&T Inc. (Q)	0.23	1.00	12/20/25	(2,600)	4	—	(28)
AT&T Inc. (Q)	0.24	1.00	06/20/26	(2,100)	11	—	(20)
AT&T Inc. (Q)	0.29	1.00	12/20/26	(800)	7	—	(2)
AT&T Inc. (Q)	0.40	1.00	06/20/28	(500)	8	—	10
Bank of America Corporation (Q)	0.33	1.00	12/20/26	(200)	2	—	(1)
Barclays Bank PLC (Q)	0.24	1.00	12/20/25	(500)	1	—	(2)
Boeing Company, The (Q)	0.32	1.00	06/20/27	(1,000)	11	—	46
CDX.NA.IG.40 (Q)	0.26	1.00	06/20/28	(400)	8	—	3
CDX.NA.IG.41 (Q)	0.31	1.00	12/20/28	(1,200)	25	—	11
CDX.NA.IG.43 (Q)	0.42	1.00	12/20/29	(100)	2	—	—
CDX.NA.IG.44 (Q)	0.47	1.00	06/20/30	(116,700)	2,654	2	434
CDX.NA.IG.45 (Q)	0.52	1.00	12/20/30	(57,100)	1,298	8	13
Citigroup Inc. (Q)	0.25	1.00	12/20/25	(1,000)	2	—	(5)
EADS Finance (Q)	0.20	1.00	12/20/28	(300)	9	—	6
EADS Finance (Q)	0.23	1.00	06/20/29	(900)	29	—	8
Electricite de France (Q)	0.66	1.00	06/20/30	(700)	13	—	2
Elis Services (Q)	0.70	5.00	12/20/29	(200)	41	—	(4)
General Electric Company (Q)	0.07	1.00	06/20/26	(1,000)	7	—	(2)
General Motors Company (Q)	0.32	5.00	12/20/26	(320)	18	—	(35)
Glencore Finance (Europe) Limited (Q)	0.96	5.00	06/20/31	(600)	151	(1)	3
Hess Corporation (Q)	0.11	1.00	12/20/26	(1,800)	19	—	43
MetLife, Inc. (Q)	0.34	1.00	06/20/28	(800)	14	—	29
Morgan Stanley (Q)	0.23	1.00	12/20/25	(1,100)	2	—	(1)
Morgan Stanley (Q)	0.24	1.00	06/20/26	(900)	5	—	(1)
Mundys S.p.A. (Q)	0.30	1.00	12/20/25	(1,400)	3	—	65
Oracle Corporation (Q)	0.53	1.00	06/20/30	(400)	8	—	(1)
Tesco PLC (Q)	0.19	1.00	12/20/27	(1,700)	35	—	36
Verizon Communications Inc. (Q)	0.28	1.00	12/20/26	(1,400)	12	—	(21)
					4,448	9	577

JNL/PIMCO Investment Grade Credit Bond Fund — Exchange Traded Futures Options
Reference Entity	Notional		Purchased (Written) Contracts[1]	Exercise Price		Expiration	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Interest Options
Euro Bund Future, Nov. 2025	EUR	(4)	(13)	EUR	127.50	10/24/25	2	2
Euro Bund Future, Nov. 2025	EUR	(1)	(8)	EUR	129.50	10/24/25	(1)	(1)
Euro Bund Future, Nov. 2025	EUR	(2)	(5)	EUR	130.50	10/24/25	—	2
							1	3

JNL/PIMCO Investment Grade Credit Bond Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Exchange Traded Future Options
United States 10 Year Note Future, Dec. 2025	Call	114.00	10/24/25	39	4,446	(6)
United States 10 Year Note Future, Dec. 2025	Call	113.50	10/24/25	44	4,994	(9)
United States 10 Year Note Future, Dec. 2025	Put	111.00	10/24/25	24	2,664	(3)
United States 10 Year Note Future, Dec. 2025	Put	111.50	10/24/25	59	6,579	(12)
						(30)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Contracts[1]	Notional[1]		Value ($)
Interest Rate Swaptions
6M EURIBOR, 10/21/35	BCL	Call	2.55	10/17/25	800,000	EUR	800	(1)
6M EURIBOR, 10/08/35	MSC	Call	2.55	10/06/25	700,000	EUR	700	—
6M EURIBOR, 10/21/35	BCL	Put	2.75	10/17/25	800,000	EUR	800	(1)
6M EURIBOR, 10/08/35	MSC	Put	2.79	10/06/25	700,000	EUR	700	—
U.S. SOFR, 10/06/35	BOA	Call	3.58	10/02/25	1,200,000		1,200	—
U.S. SOFR, 10/16/35	BOA	Call	3.33	10/14/25	1,200,000		1,200	—
U.S. SOFR, 10/16/35	BPC	Call	3.38	10/14/25	1,600,000		1,600	—
U.S. SOFR, 10/08/35	GSC	Call	3.40	10/06/25	1,100,000		1,100	—
U.S. SOFR, 10/29/35	GSC	Call	3.55	10/27/25	1,100,000		1,100	(4)
U.S. SOFR, 10/08/35	UBS	Call	3.51	10/06/25	1,600,000		1,600	—
U.S. SOFR, 10/15/35	UBS	Call	3.39	10/10/25	1,600,000		1,600	—
U.S. SOFR, 10/16/35	BOA	Put	3.63	10/14/25	1,200,000		1,200	(8)
U.S. SOFR, 10/16/35	BPC	Put	3.68	10/14/25	1,600,000		1,600	(7)
U.S. SOFR, 10/08/35	GSC	Put	3.70	10/06/25	1,100,000		1,100	(2)
U.S. SOFR, 10/29/35	GSC	Put	3.85	10/27/25	1,100,000		1,100	(2)
U.S. SOFR, 10/08/35	UBS	Put	3.81	10/06/25	1,600,000		1,600	—
U.S. SOFR, 10/15/35	UBS	Put	3.69	10/10/25	1,600,000		1,600	(5)
								(30)

JNL/PIMCO Investment Grade Credit Bond Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	ANZ	10/02/25	AUD	96	64	1
BRL/USD	GSC	10/02/25	BRL	3,576	672	2
BRL/USD	CIT	12/02/25	BRL	25,309	4,686	180
CAD/USD	ANZ	10/02/25	CAD	3,821	2,745	(1)
CHF/USD	BCL	10/02/25	CHF	219	275	1
CNY/USD	HSB	10/16/25	CNY	2,393	336	1
CNY/USD	BNP	11/19/25	CNY	7,240	1,020	1
DKK/USD	JPM	10/02/25	DKK	3,452	543	1
EUR/USD	BCL	10/02/25	EUR	26,445	31,048	46
GBP/USD	SCB	10/02/25	GBP	6,152	8,274	45
JPY/USD	BNP	10/02/25	JPY	32,246	218	1
JPY/USD	BOA	10/02/25	JPY	36,037	244	(2)
JPY/USD	BOA	10/02/25	JPY	27,833	188	2
JPY/USD	HSB	10/02/25	JPY	25,622	173	(2)
JPY/USD	HSB	10/02/25	JPY	15,982	108	1
JPY/USD	MSC	10/02/25	JPY	159,357	1,078	(2)
JPY/USD	MSC	10/02/25	JPY	37,752	255	2
JPY/USD	SCB	10/02/25	JPY	815,892	5,517	(31)
MXN/USD	BNP	12/17/25	MXN	21,138	1,145	36
MXN/USD	SCB	12/17/25	MXN	35,261	1,910	6
TRY/USD	BCL	10/01/25	TRY	709	17	—
TRY/USD	BCL	10/06/25	TRY	357	9	—
TRY/USD	JPM	10/23/25	TRY	90,592	2,139	36
TRY/USD	BCL	11/10/25	TRY	36,829	857	13
TRY/USD	BCL	12/08/25	TRY	374	8	—
USD/AUD	ANZ	10/02/25	AUD	(357)	(236)	(5)
USD/AUD	ANZ	11/04/25	AUD	(96)	(64)	—
USD/AUD	BCL	11/04/25	AUD	(261)	(173)	—
USD/BRL	GSC	10/02/25	BRL	(3,448)	(648)	(14)
USD/BRL	JPM	10/02/25	BRL	(116)	(22)	(1)
USD/BRL	CIT	11/04/25	BRL	(1,131)	(211)	—
USD/BRL	GSC	12/02/25	BRL	(3,627)	(672)	(2)
USD/CAD	JPM	10/02/25	CAD	(3,816)	(2,742)	19
USD/CAD	ANZ	11/04/25	CAD	(3,815)	(2,746)	1
USD/CHF	BCL	10/02/25	CHF	(258)	(324)	(2)
USD/CHF	BCL	11/04/25	CHF	(218)	(275)	(1)
USD/CHF	CIT	11/04/25	CHF	(39)	(49)	—
USD/CNY	BNP	10/16/25	CNY	(3,091)	(435)	(1)
USD/CNY	CIT	10/16/25	CNY	(116)	(16)	—
USD/CNY	DUB	10/16/25	CNY	(6,623)	(931)	1
USD/CNY	GSC	10/16/25	CNY	(466)	(65)	—
USD/CNY	HSB	10/16/25	CNY	(3,370)	(474)	—
USD/CNY	MSC	10/16/25	CNY	(3,403)	(478)	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL/PIMCO Investment Grade Credit Bond Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/CNY	SCB	10/16/25	CNY	(5,062)	(712)	1
USD/CNY	HSB	11/19/25	CNY	(2,388)	(336)	—
USD/DKK	CIT	10/02/25	DKK	(1,873)	(295)	(2)
USD/DKK	SCB	10/02/25	DKK	(1,579)	(248)	(3)
USD/DKK	JPM	11/04/25	DKK	(3,444)	(543)	(1)
USD/EUR	ANZ	10/02/25	EUR	(21,109)	(24,783)	(163)
USD/EUR	HSB	10/02/25	EUR	(5,336)	(6,265)	55
USD/EUR	BCL	11/04/25	EUR	(26,445)	(31,113)	(49)
USD/GBP	BCL	10/02/25	GBP	(6,152)	(8,274)	(2)
USD/GBP	HSB	10/02/25	GBP	(401)	(539)	(4)
USD/GBP	JPM	11/04/25	GBP	(401)	(539)	—
USD/JPY	HSB	10/02/25	JPY	(1,162,300)	(7,860)	39
USD/JPY	BNP	11/04/25	JPY	(32,134)	(218)	(1)
USD/JPY	BOA	11/04/25	JPY	(27,737)	(188)	(2)
USD/JPY	CIT	11/04/25	JPY	—	—	—
USD/JPY	HSB	11/04/25	JPY	(15,926)	(108)	(1)
USD/JPY	HSB	11/04/25	JPY	(11,396)	(77)	—
USD/JPY	MSC	11/04/25	JPY	(37,621)	(255)	(2)
USD/JPY	MSC	11/04/25	JPY	(1)	—	—
USD/JPY	SCB	11/04/25	JPY	(132)	(1)	—
USD/MXN	UBS	12/17/25	MXN	(55,818)	(3,023)	(60)
USD/PEN	BCL	11/10/25	PEN	(1,960)	(564)	(30)
USD/PEN	CIT	12/05/25	PEN	(514)	(148)	(9)
USD/PEN	CIT	12/22/25	PEN	(656)	(189)	(1)
USD/PEN	DUB	01/26/26	PEN	(2,421)	(695)	(19)
USD/PEN	CIT	02/09/26	PEN	(2,971)	(853)	(44)
USD/PEN	CIT	03/02/26	PEN	(3,615)	(1,037)	(20)
USD/PEN	CIT	03/18/26	PEN	(2,611)	(748)	(7)
USD/PEN	CIT	05/26/26	PEN	(8,815)	(2,521)	(49)
USD/ZAR	CIT	10/02/25	ZAR	(3,695)	(214)	(1)
USD/ZAR	BCL	11/20/25	ZAR	(14,896)	(859)	(13)
USD/ZAR	DUB	11/20/25	ZAR	(35,970)	(2,075)	(21)
USD/ZAR	JPM	11/20/25	ZAR	(31,852)	(1,838)	(20)
USD/ZAR	UBS	11/20/25	ZAR	(16,203)	(935)	(16)
ZAR/USD	UBS	10/02/25	ZAR	3,695	214	—
					(44,871)	(113)

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
Gobierno Federal de los Estados Unidos Mexicanos (Q)	MSC	0.19	1.00	12/20/25	(300)	1	(4)	5
Pemex Project Funding Master Trust (M)‡	DUB	4.05	4.75	07/06/26	(765)	(5)	—	(5)
SoftBank Group Corp. (Q)	GSC	0.87	1.00	06/20/26	(200)	—	(2)	2
Turkiye Cumhuriyeti Basbakanlik (Q)	BCL	0.63	1.00	12/20/25	(300)	—	—	—
					(1,565)	(4)	(6)	2

‡Credit Default Swap fair valued in good faith in accordance with the procedures approved by the JNL Series Trust’s Board of Trustees and classified as Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See “Fair Value Measurements” in the Notes to Schedules of Investments.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PIMCO Investment Grade Credit Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	669,707	—	669,707
Government And Agency Obligations	—	130,170	—	130,170
Non-U.S. Government Agency Asset-Backed Securities	—	49,249	—	49,249
Senior Floating Rate Instruments	—	2,093	1,646	3,739
Preferred Stocks	882	—	—	882
Common Stocks	11	78	106	195
Short Term Investments	6,352	6,444	—	12,796
	7,245	857,741	1,752	866,738

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PIMCO Investment Grade Credit Bond Fund (continued)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	6,287	—	—	6,287
Centrally Cleared Interest Rate Swap Agreements	—	1,304	—	1,304
Centrally Cleared Credit Default Swap Agreements	—	711	—	711
Exchange Traded Futures Options	4	—	—	4
Open Forward Foreign Currency Contracts	—	491	—	491
OTC Credit Default Swap Agreements	—	7	—	7
	6,291	2,513	—	8,804
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(114)	—	—	(114)
Centrally Cleared Interest Rate Swap Agreements	—	(780)	—	(780)
Centrally Cleared Credit Default Swap Agreements	—	(139)	—	(139)
Exchange Traded Futures Options	(1)	—	—	(1)
Exchange Traded Written Options	(30)	—	—	(30)
OTC Written Options	—	(30)	—	(30)
Open Forward Foreign Currency Contracts	—	(604)	—	(604)
OTC Credit Default Swap Agreements	—	—	(5)	(5)
	(145)	(1,553)	(5)	(1,703)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL/PIMCO Real Return Fund
GOVERNMENT AND AGENCY OBLIGATIONS 123.5%
U.S. Treasury Inflation Indexed Securities 101.1%
Treasury, United States Department of
0.13%, 04/15/26 - 02/15/51 (a)	184,376	170,870
0.38%, 01/15/27 (a)	23,417	23,230
2.38%, 01/15/27 (a) (b)	417	424
0.13%, 04/15/27 - 02/15/52 (a) (b)	17,249	14,269
0.38%, 07/15/27 (a) (c)	43,845	43,540
1.63%, 10/15/27 (a)	33,589	34,119
0.50%, 01/15/28 (a) (c)	52,913	52,280
1.75%, 01/15/28 (a)	14,934	15,177
1.25%, 04/15/28 (a) (b)	14,970	15,024
3.63%, 04/15/28 (a) (c)	41,171	43,776
0.75%, 07/15/28 - 02/15/45 (a)	72,466	61,406
2.38%, 10/15/28 - 02/15/55 (a) (c)	53,164	54,470
0.88%, 01/15/29 - 02/15/47 (a)	35,426	29,646
2.50%, 01/15/29 (a)	17,600	18,386
2.13%, 04/15/29 - 02/15/54 (a)	60,939	60,640
3.88%, 04/15/29 (a)	14,449	15,791
0.25%, 07/15/29 - 02/15/50 (a)	39,281	33,943
1.63%, 10/15/29 - 04/15/30 (a) (c)	92,427	94,056
0.63%, 07/15/32 (a) (c)	88,282	83,543
1.13%, 01/15/33 (a)	41,862	40,560
1.38%, 07/15/33 (a) (c)	50,844	50,053
1.75%, 01/15/34 (a) (c)	46,767	46,975
1.88%, 07/15/34 - 07/15/35 (a) (c)	52,802	53,506
2.13%, 01/15/35 (a) (c)	35,418	36,460
0.63%, 02/15/43 (a)	5,536	4,199
1.38%, 02/15/44 (a)	21,970	18,765
1.00%, 02/15/46 - 02/15/49 (a)	35,499	26,925
1.50%, 02/15/53 (a)	6,303	5,042
		1,147,075
Mortgage-Backed Securities 15.8%
Federal Home Loan Mortgage Corporation
6.42%, (FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 1.79%), 07/01/36 (d)	39	40
6.19%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.45%), 09/01/36 (d)	13	13
6.46%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.60%), 10/01/36 (d)	14	14
Federal National Mortgage Association, Inc.
6.58%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.27%), 11/01/35 (d)	10	10
6.75%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.81%), 03/01/36 (d)	23	24
4.50%, 09/01/52 - 11/01/52	854	832
5.00%, 06/01/53	337	335
6.50%, 12/01/53	707	732
TBA, 4.50%, 10/15/55 - 11/15/55 (c)	44,800	43,443
TBA, 6.50%, 10/15/55 (c)	19,000	19,635
TBA, 5.50%, 11/15/55 (c)	17,100	17,230
TBA, 6.00%, 11/15/55 (c)	39,800	40,647
Government National Mortgage Association
3.50%, 05/20/52 - 05/20/55	42,714	38,994
0.00%, 10/01/55 (c) (d) (e)	10,600	10,600
TBA, 3.50%, 11/15/55 (c)	7,000	6,383
		178,932
Treasury Inflation Indexed Securities 4.5%
Cabinet Office, Government of Japan
0.10%, 03/10/28 - 03/10/29, JPY (a)	3,529,735	24,321
French Republic Government Bond OAT
0.10%, 03/01/26, EUR (a) (f)	12,833	15,009
0.10%, 07/25/31, EUR (a)	2,448	2,725
Gobierno Federal de los Estados Unidos Mexicanos
4.00%, 08/24/34, MXN (g)	393	20
Gouvernement De France
0.10%, 07/25/38, EUR (a)	120	115
Government of Canada
4.25%, 12/01/26, CAD (a)	7,138	5,350
Segretariato Generale Della Presidenza Della Repubblica
0.40%, 05/15/30, EUR (a) (f)	2,110	2,411
1.80%, 05/15/36, EUR (a) (h)	830	970
		50,921
Collateralized Mortgage Obligations 2.0%
Federal Home Loan Mortgage Corporation
Series F1-278, 4.94%, (SOFR 30-Day Average + 0.56%), 09/15/42 (d)	883	869
Series WF-4779, REMIC, 4.81%, (SOFR 30-Day Average + 0.46%), 07/15/44 (d)	485	479
Series T-1A1-62, REMIC, 4.41%, (12 Month Treasury Average + 1.20%), 10/25/44 (d)	76	69
Series T-1A1-63, REMIC, 4.43%, (12 Month Treasury Average + 1.20%), 02/25/45 (d)	58	55
Series MF-5513, REMIC, 5.30%, (SOFR 30-Day Average + 0.94%), 11/25/54 (d)	3,005	3,001
Series FG-5511, REMIC, 5.51%, (SOFR 30-Day Average + 1.15%), 03/25/55 (d)	1,248	1,251
REMIC, 5.51%, (SOFR 30-Day Average + 1.15%), 08/25/55 (d)	1,176	1,178
Series PF-4851, REMIC, 4.89%, (SOFR 30-Day Average + 0.51%), 08/15/57 (d)	4,052	3,851
Federal National Mortgage Association, Inc.
Series 2007-A1-73, REMIC, 4.53%, (SOFR 30-Day Average + 0.17%), 07/25/37 (d)	16	16
Government National Mortgage Association
Series 2017-FB-H10, REMIC, 5.59%, (12 Month Term SOFR + 1.47%), 04/20/67 (d)	671	677
Series 2018-FG-H15, REMIC, 5.46%, (12 Month Term SOFR + 0.87%), 08/20/68 (d) (i)	1,426	1,426
Series 2022-F-H22, REMIC, 5.29%, (SOFR 30-Day Average + 0.90%), 10/20/72 (d)	2,248	2,244
Government National Mortgage Association Guaranteed REMIC Pass-Through Securities, The
Series 2025-FJ-47, REMIC, 5.39%, (SOFR 30-Day Average + 1.03%), 06/25/55 (d)	5,334	5,347
Series 2033-F-53, REMIC, 5.56%, (SOFR 30-Day Average + 1.20%), 07/25/55 (d)	1,847	1,851
Series 2025-FK-66, REMIC, 5.54%, (SOFR 30-Day Average + 1.18%), 08/25/55 (d)	977	979
		23,293
Sovereign 0.1%
Gobierno Federal de los Estados Unidos Mexicanos
5.85%, 07/02/32	300	311
6.63%, 01/29/38	300	315
		626
Asset-Backed Securities 0.0%
U.S. Small Business Administration
5.29%, 12/01/27	35	35
Total Government And Agency Obligations (cost $1,408,064)		1,400,882
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 9.2%
522 Funding CLO 2018-3(A), Ltd.
Series 2018-AR-3A, 5.63%, (3 Month Term SOFR + 1.30%), 10/20/31 (d)	186	186
ACE Securities Corp. Home Equity Loan Trust, Series 2007-ASAP1
Series 2007-A2B-ASP1, REMIC, 1.15%, (1 Month Term SOFR + 0.51%), 03/25/37 (d) (i) (j)	322	123
AG Trust 2024-NLP
Series 2024-A-NLP, REMIC, 6.17%, (1 Month Term SOFR + 2.02%), 08/15/29 (d)	428	429
Alternative Loan Trust 2005-43
Series 2005-A4-29CB, REMIC, 5.00%, 07/25/35	61	32
Alternative Loan Trust 2006-HY11
Series 2006-A1-HY11, REMIC, 4.49%, (1 Month Term SOFR + 0.35%), 06/25/36 (d) (i) (j)	222	209
Alternative Loan Trust 2007-1T1
Series 2007-1A1-1T1, REMIC, 6.00%, 03/25/37	2,179	733
Alternative Loan Trust 2007-4CB
Series 2007-1A35-4CB, REMIC, 6.00%, 04/25/37	193	165
Anchorage Capital CLO 20 Ltd
Series 2021-A1R-20A, 5.43%, (3 Month Term SOFR + 1.10%), 01/22/35 (d)	900	901

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Arbor Realty Collateralized Loan Obligation Ltd
Series 2022-A-FL1, 5.82%, (SOFR 30-Day Average + 1.45%), 01/15/37 (d)	643	643
Arbour CLO VI Designated Activity Company
Series AR-6A, 4.39%, 11/15/37, EUR (d) (h)	1,000	1,174
Atlas Senior Loan Fund XV Ltd
Series 2019-A1R-15A, 5.54%, (3 Month Term SOFR + 1.22%), 10/23/32 (d)	378	379
Bain Capital Credit
Series 2021-A1R-2A, REMIC, 5.55%, (3 Month Term SOFR + 1.23%), 07/17/34 (d)	600	601
Banc of America Mortgage Securities, Inc.
Series 2005-2A1-E, REMIC, 5.33%, 06/25/35 (d)	8	8
BCAP LLC Trust 2011-RR5
Series 2011-12A1-RR5, REMIC, 4.48%, 03/26/37 (d)	98	96
BDS 2022-FL11 LLC
Series 2022-ATS-FL11, 5.93%, (1 Month Term SOFR + 1.80%), 03/21/39 (d)	935	935
Bear Stearns ALT-A Trust 2006-3
Series 2005-24A1-10, REMIC, 5.17%, 01/25/36 (d)	69	65
Bear Stearns ALT-A Trust Mortgage Pass-Through Certificates Series 2006-4
Series 2006-21A1-4, REMIC, 4.73%, 08/25/36 (d)	81	48
Bear Stearns ARM Trust 2004-1
Series 2003-3A2-3, REMIC, 6.64%, 05/25/33 (d)	5	5
Series 2003-2A1-9, REMIC, 5.71%, 02/25/34 (d)	27	25
Series 2004-22A1-9, REMIC, 5.72%, 11/25/34 (d)	21	20
Series 2004-22A1-10, REMIC, 5.00%, 01/25/35 (d)	23	21
Bear Stearns ARM Trust 2005-6
Series 2005-2A1-1, REMIC, 4.76%, 03/25/35 (d)	55	51
Bear Stearns Structured Products Inc. Trust 2007-R6
Series 2007-2A1-R6, REMIC, 4.66%, 12/26/46 (d)	156	123
Black Diamond CLO 2019-1 Designated Activity Company
Series 2019-A1R-1A, 3.12%, (3 Month EURIBOR + 0.98%), 05/15/32, EUR (d) (h)	181	213
BlueMountain CLO XXII Ltd
Series 2018-A1-22A, 5.66%, (3 Month Term SOFR + 1.34%), 07/15/31 (d)	411	411
Bosphorus CLO VI Designated Activity Company
Series A-6A, 2.88%, (3 Month EURIBOR + 0.85%), 05/25/34, EUR (d) (h)	5,500	6,451
Capital Four CLO X Designated Activity Company
Series A-10A, 3.24%, 10/25/38, EUR (d) (h)	2,400	2,815
Capital Four US CLO II Ltd.
Series 2022-AR-1A, 6.23%, (3 Month Term SOFR + 1.90%), 01/21/37 (d)	500	502
Carlyle Global Market Strategies Euro CLO 2014-2 Designated Activity Company
Series 2014-AR1-2A, 2.79%, (3 Month EURIBOR + 0.75%), 11/15/31, EUR (d) (f)	412	483
C-Bass Mortgage Loan Asset Backed Certificates Series 2002-CB2
Series 2005-M4-CB3, REMIC, 2.60%, (1 Month Term SOFR + 1.16%), 08/25/34 (d) (i) (j)	170	164
Cedar Funding V CLO, Ltd.
Series 2016-A1R-5A, 5.68%, (3 Month Term SOFR + 1.36%), 07/17/31 (d)	348	349
Chase Mortgage Finance Trust Series 2007-A1
Series 2007-5A1-A1, REMIC, 6.02%, 02/25/37 (d)	6	6
CHL Mortgage Pass-Through Trust 2007-1
Series 2007-A1-1, REMIC, 6.00%, 03/25/37	698	316
CIFC European Funding CLO III Designated Activity Company
Series A-3A, 3.08%, (3 Month EURIBOR + 1.05%), 01/15/34, EUR (d) (h)	4,000	4,699
CIT Mortgage Loan Trust 2007-1
Series 2007-1M1-1, REMIC, 5.77%, (1 Month Term SOFR + 1.61%), 10/26/37 (d)	1,294	1,293
Citigroup Mortgage Loan Trust 2006-AMC1
Series 2006-A1-AMC1, REMIC, 3.36%, (1 Month Term SOFR + 0.40%), 09/25/36 (d) (i) (j)	1,095	1,073
Citigroup Mortgage Loan Trust 2007-10
Series 2007-22AA-10, REMIC, 4.48%, 09/25/37 (d)	199	189
Citigroup Mortgage Loan Trust 2007-AMC2
Series 2007-A3A-AMC2, REMIC, 2.29%, (1 Month Term SOFR + 0.19%), 01/25/37 (d) (i) (j)	40	29
Citigroup Mortgage Loan Trust 2007-AMC3
Series 2007-A2B-AMC3, REMIC, 2.17%, (1 Month Term SOFR + 0.29%), 03/25/37 (d) (i) (j)	907	804
Citigroup Mortgage Loan Trust 2007-AMC4
Series 2007-M1-AMC4, REMIC, 4.39%, (1 Month Term SOFR + 0.38%), 05/25/37 (d) (i) (j)	1,200	1,111
Citigroup Mortgage Loan Trust 2007-AR4
Series 2007-1A1A-AR4, REMIC, 4.63%, 03/25/37 (d)	777	679
Citigroup Mortgage Loan Trust Inc.
Series 2004-1CB1-NCM2, REMIC, 5.50%, 08/25/34	4	4
Series 2005-2A2B-3, REMIC, 5.45%, 08/25/35 (d)	17	18
Series 2005-A1-6, REMIC, 6.06%, (1 Year Treasury + 2.10%), 09/25/35 (d) (i)	3	3
Series 2005-A2-6, REMIC, 6.18%, (1 Year Treasury + 2.15%), 09/25/35 (d)	2	2
Series 2005-M3-HE4, REMIC, 2.99%, (1 Month Term SOFR + 0.80%), 10/25/35 (d) (i) (j)	3,422	3,160
Citigroup Mortgage Loan Trust Series 2007 AHL3
Series 2007-A3A-AHL3, REMIC, 2.72%, (1 Month Term SOFR + 0.17%), 07/25/45 (d) (i) (j)	82	57
Contego CLO IV Designated Activity Company
Series AR-4A, 2.61%, (3 Month EURIBOR + 0.64%), 01/23/30, EUR (d) (h)	497	580
Credit-Based Asset Servicing and Securitization LLC
Series 2007-A1-CB6, REMIC, 2.21%, (1 Month Term SOFR + 0.23%), 07/25/37 (d) (i) (j)	63	43
Series 2007-A3-CB6, REMIC, 2.21%, (1 Month Term SOFR + 0.33%), 07/25/37 (d) (i) (j)	1,837	1,240
CSMC Mortgage-Backed Trust 2007-1
Series 2007-1A6A-1, REMIC, 1.23%, 02/25/37 (d) (i) (j)	569	123
CSMC Series 2015-12R
Series 2015-2A2-12R, REMIC, 3.26%, 12/03/37 (d)	1,661	1,533
CSMC Series 2015-3R
Series 2015-5A2-3R, REMIC, 4.03%, 09/29/36 (d)	82	81
CWABS Asset-Backed Certificates Trust 2007-12
Series 2007-1A1-12, REMIC, 4.23%, (1 Month Term SOFR + 0.85%), 06/25/37 (d) (i) (j)	57	56
CWABS Asset-Backed Certificates Trust 2007-8
Series 2007-1A1-8, REMIC, 3.73%, (1 Month Term SOFR + 0.30%), 02/25/36 (d) (i) (j)	2,867	2,725
Dryden 44 Euro CLO 2015 B.V.
Series 2015-A1RR-44A, 3.67%, (3 Month EURIBOR + 0.88%), 04/17/34, EUR (d) (h)	500	587
Dryden 52 Euro CLO 2017 B.V. In Liquidatie
Series 2017-AR-52A, 2.90%, (3 Month EURIBOR + 0.86%), 05/15/34, EUR (d) (h)	254	298
Dryden 64 CLO, Ltd.
Series 2018-A-64A, 5.56%, (3 Month Term SOFR + 1.23%), 04/18/31 (d)	266	267
Elevation CLO 2022-16 Ltd
Series 2022-A1AR-16A, 5.45%, (3 Month Term SOFR + 1.13%), 07/25/34 (d)	600	600
Eurosail-UK 2007-3BL PLC
Series 2007-A3A-3X, 5.04%, (SONIA + 1.07%), 06/13/45, GBP (d) (f)	185	249

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Series 2007-A3C-3A, 5.04%, (SONIA + 1.07%), 06/13/45, GBP (d) (h)	64	86
First Franklin Mortgage Loan Trust 2006-FF10
Series 2006-A5-FF10, REMIC, 4.09%, (1 Month Term SOFR + 0.42%), 07/25/36 (d) (i) (j)	1,032	1,007
First Franklin Mortgage Loan Trust 2006-FF17
Series 2006-A2-FF17, REMIC, 3.93%, (1 Month Term SOFR + 0.23%), 12/25/36 (d) (i) (j)	4,467	4,051
First NLC Trust
Series 2007-A1-1, REMIC, 4.34%, (1 Month Term SOFR + 0.18%), 08/25/37 (d)	182	89
Gallatin CLO VIII 2017-1 Ltd
Series 2017-A1R-1A, 5.67%, (3 Month Term SOFR + 1.35%), 07/15/31 (d)	606	607
GCBSL 2020-50A A1R2 TSFR3
Series 2020-A-50, 5.31%, (3 Month Term SOFR + 1.11%), 04/20/35 (d)	3,600	3,600
Greenpoint M F T S 2006-AR4
Series 2006-A-A6, REMIC, 4.22%, (1 Month Term SOFR + 0.47%), 09/25/46 (d) (i) (j)	194	180
Grifonas Finance No.1 PLC
Series A-1, 2.34%, (6 Month EURIBOR + 0.28%), 08/28/39, EUR (d) (f) (j)	215	245
GS Mortgage Securities Corp.
Series 2006-AF4A-7, REMIC, 4.88%, 03/25/46 (d) (i) (j)	207	111
GSR Mortgage Loan Trust 2005-AR1
Series 2005-1A1-AR1, REMIC, 6.63%, 01/25/35 (d)	13	13
HarborView Mortgage Loan Trust
Series 2004-2A-1, REMIC, 5.93%, 04/19/34 (d)	53	51
HarborView Mortgage Loan Trust 2007-5
Series 2007-A1A-5, REMIC, 2.88%, (1 Month Term SOFR + 0.49%), 09/19/37 (d) (i) (j)	13	12
Harvest CLO XXI Designated Activity Company
Series A1R-21A, 2.79%, (3 Month EURIBOR + 0.76%), 07/15/31, EUR (d) (h)	406	476
Henley CLO VII Designated Activity Company
Series AR-7A, 2.93%, (3 Month EURIBOR + 0.99%), 04/25/34, EUR (d) (f)	1,200	1,410
Home Equity Asset Trust
Series 2005-M2-8, REMIC, 3.90%, (1 Month Term SOFR + 0.56%), 02/25/36 (d) (i) (j)	699	682
IndyMac MBS, Inc.
Series 2003-A2-A5, REMIC, 5.50%, 06/25/33	6	6
Series 2005-2A1-AR1, REMIC, 5.62%, 11/25/35 (d)	9	11
Series 2005-A1-16IP, REMIC, 4.89%, (1 Month Term SOFR + 0.75%), 07/25/45 (d) (i) (j)	55	42
J.P. Morgan Mortgage Acquisition Trust 2006-Ch2
Series 2006-AV5-CH2, REMIC, 3.78%, (1 Month Term SOFR + 0.32%), 10/25/36 (d) (i) (j)	7	7
J.P. Morgan Mortgage Trust 2005-A1
Series 2005-7A1-A6, REMIC, 5.10%, 08/25/35 (d)	35	33
Series 2005-2A1-A6, REMIC, 6.03%, 08/25/35 (d)	24	24
Series 2005-4A1-A6, REMIC, 5.20%, 09/25/35 (d)	4	3
J.P. Morgan Mortgage Trust 2007-A1
Series 2007-1A1-A1, REMIC, 5.91%, 07/25/35 (d)	10	10
J.P. Morgan Mortgage Trust, Series 2008-R2
Series 2008-1A1-R2, REMIC, 4.06%, 07/27/37 (d)	123	115
KKR CLO 11 Ltd
Series AR-11, 5.76%, (3 Month Term SOFR + 1.44%), 01/15/31 (d)	196	196
KKR CLO 9 Ltd.
Series AR2-9, 5.53%, (3 Month Term SOFR + 1.21%), 07/15/30 (d)	25	25
LCM 36 Ltd
Series A1R-36A, 5.39%, (3 Month Term SOFR + 1.07%), 01/15/34 (d)	2,000	2,004
LCM Loan Income Fund I Ltd.
Series A-1A, 5.62%, (3 Month Term SOFR + 1.29%), 04/21/31 (d)	184	184
Lehman XS Trust, Series 2007-15N
Series 2007-2A1-15N, REMIC, 4.11%, (1 Month Term SOFR + 0.61%), 08/25/47 (d) (i) (j)	278	263
LoanCore 2021-CRE5 Issuer Ltd.
Series 2021-A-CRE5, REMIC, 5.56%, (1 Month Term SOFR + 1.41%), 07/15/36 (d)	183	183
LoanCore 2021-CRE7 Issuer Ltd
Series 2022-A-CRE7, 5.93%, (SOFR 30-Day Average + 1.55%), 01/21/37 (d)	998	1,000
Long Beach Mortgage Loan Trust 2006-7
Series 2006-2A2-7, REMIC, 1.36%, (1 Month Term SOFR + 0.35%), 08/25/36 (d) (i) (j)	369	147
M360 2021-CRE3 Ltd
Series 2021-A-CRE3, 5.75%, (1 Month Term SOFR + 1.61%), 11/22/38 (d)	29	29
Man GLG Euro CLO V Designated Activity Company
Series A1R-5A, 2.70%, (3 Month EURIBOR + 0.69%), 12/15/31, EUR (d) (h)	119	140
MASTR Adjustable Rate Mortgages Trust 2004-10
Series 2003-2A1-6, REMIC, 5.16%, 12/25/33 (d)	31	30
MASTR Asset Backed Securities Trust 2006-AM1
Series 2005-M1-FRE1, REMIC, 2.79%, (1 Month Term SOFR + 0.86%), 10/25/35 (d) (i) (j)	41	39
Merrill Lynch Mortgage Capital Inc.
Series 2004-2A2-A1, REMIC, 6.15%, 02/25/34 (d)	30	29
Merrill Lynch Mortgage Investors Trust, Series MLCC 2003-C
Series 2003-1A1-A2, REMIC, 6.20%, 02/25/33 (d)	16	15
MF1 2022-FL9 LLC
Series 2022-A-FL9, 6.29%, (1 Month Term SOFR + 2.15%), 06/22/37 (d)	1,287	1,288
Mill City Mortgage Loan Trust 2019-GS2
Series 2019-A1-GS2, REMIC, 2.75%, 08/25/59 (d)	144	140
Morgan Stanley ABS Capital I Inc. Trust 2006-HE8
Series 2006-A2D-HE8, REMIC, 1.64%, (1 Month Term SOFR + 0.33%), 10/25/36 (d) (i) (j)	1,135	492
Morgan Stanley ABS Capital I Inc. Trust 2007-HE6
Series 2007-A1-HE6, REMIC, 3.31%, (1 Month Term SOFR + 0.17%), 05/25/37 (d) (i) (j)	31	28
Morgan Stanley ABS Capital Trust I Inc.
Series 2004-M3-NC7, REMIC, 3.87%, (1 Month Term SOFR + 1.09%), 07/25/34 (d) (i) (j)	239	253
Series 2005-M2-HE2, REMIC, 3.61%, (1 Month Term SOFR + 0.77%), 01/25/35 (d) (i) (j)	724	704
Series 2005-M3-HE5, REMIC, 3.25%, (1 Month Term SOFR + 0.79%), 09/25/35 (d) (i) (j)	1,012	963
MortgageIT Trust 2004-2
Series 2004-M2-2, REMIC, 5.44%, (1 Month Term SOFR + 1.12%), 12/25/34 (d) (i) (j)	91	89
New Century Home Equity Loan Trust
Series 2004-M1-4, REMIC, 5.04%, (1 Month Term SOFR + 0.88%), 02/25/35 (d)	185	181
New Residential Mortgage Loan Trust 2019-RPL3
Series 2019-A1-RPL3, REMIC, 2.75%, 07/25/59 (d)	958	926
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2005-FM1
Series 2005-M3-FM1, REMIC, 4.49%, (1 Month Term SOFR + 0.88%), 05/25/35 (d) (i) (j)	1,531	1,503
Oak Hill European Credit Partners VII Designated Activity Company
Series 2018-AR-7A, 2.76%, (3 Month EURIBOR + 0.74%), 10/20/31, EUR (d) (h)	605	711
Ocean Trails CLO 8
Series 2020-ARR-8A, REMIC, 5.61%, (3 Month Term SOFR + 1.29%), 07/15/34 (d)	1,700	1,701

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Octagon Investment Partners 18-R Ltd.
Series 2018-A1A-18A, 5.54%, (3 Month Term SOFR + 1.22%), 04/16/31 (d)	302	302
Octagon Investment Partners 40 Ltd.
Series 2019-A1RR-1A, 5.37%, (3 Month Term SOFR + 1.04%), 01/20/35 (d)	700	701
OZLM XXIV, Ltd.
Series 2019-A1AR-24A, 5.75%, (3 Month Term SOFR + 1.42%), 07/20/32 (d)	323	323
Palmer Square European Loan Funding 2023-3 Designated Activity Company
Series 2023-AR-3A, 3.01%, (3 Month EURIBOR + 0.97%), 05/15/33, EUR (d) (h)	541	636
Palmer Square European Loan Funding 2024-1 Designated Activity Company
Series 2024-AR-1A, 3.01%, (3 Month EURIBOR + 0.97%), 08/15/33, EUR (d) (h)	1,169	1,373
Palmer Square European Loan Funding 2024-2 Designated Activity Company
Series 2024-A-2A, 3.03%, (3 Month EURIBOR + 0.99%), 05/15/34, EUR (d) (h)	1,298	1,524
Providus CLO IV Designated Activity Company
Series AR-4A, 2.84%, (3 Month EURIBOR + 0.82%), 04/20/34, EUR (d) (h)	1,900	2,226
RALI Series 2007-QH8 Trust
Series 2007-A-QH8, REMIC, 5.05%, 10/25/37 (d)	406	348
RASC Series 2006-EMX1 Trust
Series 2006-A4-EMX4, REMIC, 4.84%, (1 Month Term SOFR + 0.57%), 06/25/36 (d) (i) (j)	1,807	1,766
Residential Asset Mortgage Products, Inc.
Series 2004-MII1-RS2, REMIC, 5.31%, (1 Month Term SOFR + 0.98%), 02/25/34 (d) (j)	142	144
Residential Asset Securities Corporation
Series 2006-M1-KS3, REMIC, 4.36%, (1 Month Term SOFR + 0.61%), 04/25/36 (d) (i) (j)	92	91
Residential Asset Securitization Trust 2006-A10
Series 2006-A5-A10, REMIC, 6.50%, 09/25/36	186	57
RMRK 2021-5A AR 144A TSFR3M+119BP
Series 2021-AR-5A, 5.40%, 01/15/35 (d)	4,100	4,106
Romark CLO Ltd
Series 2017-A1R-1A, REMIC, 5.61%, (3 Month Term SOFR + 1.29%), 10/23/30 (d)	132	132
Romark Credit Funding Ltd
Series 2025-A-4A, 5.42%, 07/22/43	1,000	1,000
Sandstone Peak Ltd.
Series 2021-A1R-1A, 5.34%, (3 Month Term SOFR + 1.02%), 10/15/34 (d)	600	601
Saranac CLO VI Limited
Series 2018-A1R-6A, 5.44%, (3 Month Term SOFR + 1.40%), 08/13/31 (d)	280	280
Saxon Asset Securities Trust 2004-3
Series 2005-M3-4, REMIC, 3.09%, (1 Month Term SOFR + 0.59%), 11/25/37 (d) (i) (j)	2,000	1,737
Saxon Asset Securities Trust 2007-3
Series 2007-1A-3, REMIC, 3.30%, (1 Month Term SOFR + 0.42%), 09/25/47 (d) (i) (j)	238	230
Sculptor CLO XXVII Ltd
Series A1R-27A, 5.39%, (3 Month Term SOFR + 1.06%), 07/20/34 (d)	900	900
Securitized Asset Backed Receivables LLC Trust 2006-HE1
Series 2006-A2C-HE1, REMIC, 0.51%, (1 Month Term SOFR + 0.43%), 07/25/36 (d) (i) (j)	2,479	830
Securitized Asset Backed Receivables LLC Trust 2006-HE2
Series 2006-A2C-HE2, REMIC, 1.26%, (1 Month Term SOFR + 0.41%), 07/25/36 (d) (i) (j)	346	131
Shackleton 2019-XIV CLO Ltd
Series 2019-A1RR-14A, 5.53%, (3 Month Term SOFR + 1.20%), 07/20/34 (d)	1,000	1,001
SLM Student Loan Trust 2004-1
Series 2004-A6B-3A, 5.15%, (SOFR 90-Day Average + 0.81%), 10/25/64 (d)	1,129	1,131
Sound Point CLO IV-R, Ltd.
Series 2013-A-3RA, 5.74%, (3 Month Term SOFR + 1.41%), 04/18/31 (d) (h)	131	131
Sound Point CLO IX Ltd
Series 2015-ARRR-2A, 5.80%, (3 Month Term SOFR + 1.47%), 07/20/32 (d)	916	916
Sound Point CLO XXVIII, Ltd
Series 2020-A1R-3A, 5.60%, (3 Month Term SOFR + 1.28%), 01/26/32 (d)	848	849
Soundview Home Loan Trust 2007-OPT1
Series 2007-1A1-OPT1, REMIC, 2.21%, (1 Month Term SOFR + 0.31%), 06/25/37 (d) (i) (j)	1,259	878
St. Paul's CLO II Designated Activity Company
Series AR4-2A, 2.92%, 10/25/35, EUR (d) (h)	600	702
St. Paul's CLO X Designated Activity Company
Series AR-10A, 2.80%, (3 Month EURIBOR + 0.80%), 04/23/35, EUR (d) (h)	599	700
Structured Asset Mortgage Investments II Inc.
Series 2004-1A1-AR5, REMIC, 5.13%, (1 Month Term SOFR + 0.77%), 10/19/34 (d) (i) (j)	3	3
Structured Asset Securities Corporation
Series 2004-4A1-1, REMIC, 6.34%, 02/25/34 (d)	40	38
SYMP 2021-29A AR TSFR3M+1
Series 2021-AR-29A, 5.47%, (3 Month Term SOFR + 1.15%), 10/15/35 (d)	1,200	1,200
TBW Mortgage-Backed Trust Series 2006-4
Series 2006-A6-4, REMIC, 0.63%, 09/25/36 (d) (i) (j)	473	13
TCW CLO 2019-1 AMR Ltd
Series 2019-ASNR-1A, 5.67%, (3 Month Term SOFR + 1.30%), 08/16/34 (d)	600	601
Thornburg Mortgage Securities Trust
Series 2006-A2B-4, REMIC, 4.39%, (1 Month Term SOFR + 0.23%), 07/25/36 (d)	1,489	1,233
Series 2005-A3-1, REMIC, 5.79%, 04/25/45 (d)	31	30
Toro European CLO 7 Designated Activity Company
Series ARE-7A, 2.85%, (3 Month EURIBOR + 0.81%), 02/15/34, EUR (d) (h)	1,679	1,964
Towd Point Mortgage Trust 2019-HY3
Series 2019-A1A-HY3, REMIC, 10.01%, (1 Month Term SOFR + 1.11%), 07/25/27 (d) (i)	291	293
Tralee CLO VII Ltd
Series 2021-A1-7A, 5.90%, (3 Month Term SOFR + 1.58%), 04/25/34 (d)	1,400	1,401
Trinitas CLO XIX Ltd
Series 2022-A1R-19A, 5.44%, (3 Month Term SOFR + 1.11%), 10/20/33 (d)	1,600	1,600
TRTX 2022-FL5 Issuer, Ltd.
Series 2022-A-FL5, 6.03%, (1 Month Term SOFR + 1.65%), 02/17/39 (d) (j)	244	244
Venture XXVIII CLO, Limited
Series 2017-A1R-28A, 5.58%, (3 Month Term SOFR + 1.25%), 07/22/30 (d)	123	123
Vibrant CLO XI Ltd
Series 2019-A1R1-11A, 5.97%, (3 Month Term SOFR + 1.38%), 07/20/32 (d)	718	717
Voya CLO 2012-4, Ltd.
Series 2012-A1R3-4A, 5.58%, (3 Month Term SOFR + 1.26%), 10/15/30 (d)	84	84
Voya CLO 2013-1, Ltd.
Series 2013-A1AR-1A, 5.79%, (3 Month Term SOFR + 1.47%), 10/15/30 (d)	57	57
Voya CLO 2019-2 Ltd
Series 2019-AR-2A, 5.53%, (3 Month Term SOFR + 1.20%), 07/20/32 (d)	425	425
Voya Euro CLO IV Designated Activity Company
Series AR-4A, 3.00%, (3 Month EURIBOR + 0.97%), 10/15/34, EUR (d) (h)	1,600	1,873
Washington Mutual Mortgage Pass-Through Certificates Series 2002-AR17 Trust
Series 2003-A7-AR5, REMIC, 5.77%, 06/25/33 (d) (i)	28	27

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Washington Mutual Mortgage Pass-Through Certificates Series 2003-AR9 Trust
Series 2003-2A-AR9, REMIC, 5.65%, 09/25/33 (d)	14	13
Series 2005-2A1-AR14, REMIC, 5.00%, 12/25/35 (d)	22	21
Washington Mutual Mortgage Pass-Through Certificates Series 2007-OA4 Trust
Series 2007-1A-OA4, REMIC, 3.46%, (12 Month Treasury Average + 0.77%), 05/25/47 (d) (i)	129	112
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR9 Trust
Series 2006-1A-AR9, REMIC, 3.78%, (12 Month Treasury Average + 1.00%), 08/25/46 (d) (i)	621	592
Washington Mutual Mortgage Securities Corp.
Series 2003-A5-AR1, REMIC, 5.73%, 03/25/33 (d)	13	13
Total Non-U.S. Government Agency Asset-Backed Securities (cost $106,515)		104,742
CORPORATE BONDS AND NOTES 0.7%
Communication Services 0.5%
Beignet Investments, LLC
6.58%, 05/30/49 (h) (k)	5,600	5,600
Financials 0.2%
Avolon Holdings Funding Limited
2.53%, 11/18/27 (h)	40	38
Bank of America Corporation
5.88%, (100, 03/15/28) (l)	1,160	1,171
Credicorp Capital Sociedad Titularizada S.A.
9.70%, 03/05/45, PEN (h)	700	215
Credit Suisse Group AG
2.13%, 10/13/26, EUR (f)	240	282
1.00%, 06/24/27, EUR (f)	100	116
7.00%, 09/30/27, GBP (f)	100	138
7.75%, 03/01/29, EUR (f)	100	131
		2,091
Consumer Discretionary 0.0%
Nissan Motor Co., Ltd.
4.35%, 09/17/27 (h)	300	294
Information Technology 0.0%
VMware LLC
3.90%, 08/21/27	200	199
Total Corporate Bonds And Notes (cost $8,087)		8,184
PREFERRED STOCKS 0.1%
Financials 0.1%
Wells Fargo & Company - Series A, 7.50% (l) (m)	1	617
Total Preferred Stocks (cost $500)		617
SHORT TERM INVESTMENTS 0.1%
U.S. Treasury Bill 0.1%
Treasury, United States Department of
3.90%, 01/13/26 (b)	301	298
3.89%, 01/20/26 (b)	339	335
Total Short Term Investments (cost $633)		633
Total Investments 133.6% (cost $1,523,799)		1,515,058
Total Forward Sales Commitments (0.4)% (proceeds $4,619)		(4,615)
Other Derivative Instruments (0.0)%		(468)
Other Assets and Liabilities, Net (33.2)%		(375,721)
Total Net Assets 100.0%		1,134,254

(a) Treasury inflation indexed note, par amount is adjusted for inflation.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2025, the total payable for investments purchased on a delayed delivery basis was $698,259.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(f) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(g) Treasury inflation indexed note, par amount is not adjusted for inflation.

(h) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2025, the value and the percentage of net assets of these securities was $36,476 and 3.2% of the Fund.

(i) The coupon rate represents the weighted average coupon and may differ from the stated coupon rate.

(j) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2025.

(k) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(l) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(m) Convertible security.

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (0.4%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.4%)
Treasury Inflation Indexed Securities (0.4%)
Treasury, United States Department of
1.63%, 10/15/29 (a)	(3,388)	(3,454)
1.75%, 01/15/34 (a)	(1,156)	(1,161)
Total Government And Agency Obligations (proceeds $4,619)		(4,615)
Total Forward Sales Commitments (0.4%) (proceeds $4,619)		(4,615)

(a) Treasury inflation indexed note, par amount is adjusted for inflation.

JNL/PIMCO Real Return Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.04% - Class I	5,203	134,528	139,731	34	—	—	—	—
JNL Government Money Market Fund, 4.14% - Class SL	—	924	924	—	—	—	—	—
	5,203	135,452	140,655	34	—	—	—	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL/PIMCO Real Return Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Carlyle Global Market Strategies Euro CLO 2014-2 Designated Activity Company, Series 2014-AR1-2A, 2.79%, 11/15/31	04/21/22	430	483	0.1
Credit Suisse Group AG, 2.13%, 10/13/26	03/22/23	253	282	0.1
Credit Suisse Group AG, 1.00%, 06/24/27	03/21/23	101	116	—
Credit Suisse Group AG, 7.00%, 09/30/27	03/21/23	121	138	—
Credit Suisse Group AG, 7.75%, 03/01/29	03/24/23	110	131	—
Eurosail-UK 2007-3BL PLC, Series 2007-A3A-3X, 5.04%, 06/13/45	06/29/16	229	249	—
French Republic Government Bond OAT, 0.10%, 03/01/26	05/17/22	13,640	15,009	1.3
Grifonas Finance No.1 PLC, Series A-1, 2.34%, 08/28/39	02/10/15	194	245	—
Henley CLO VII Designated Activity Company, Series AR-7A, 2.93%, 04/25/34	08/02/24	1,310	1,410	0.1
Segretariato Generale Della Presidenza Della Repubblica, 0.40%, 05/15/30	09/24/21	2,565	2,411	0.2
		18,953	20,474	1.8

JNL/PIMCO Real Return Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro BOBL	214	December 2025	EUR	25,204	40	8
Euro Buxl 30 Year Bond	98	December 2025	EUR	10,964	97	298
Italy Government BTP Bond	143	December 2025	EUR	16,980	64	184
Japan 10 Year Bond	3	December 2025	JPY	411,341	—	(27)
United States 10 Year Ultra Bond	33	December 2025		3,761	(2)	37
United States 5 Year Note	124	January 2026		13,552	5	(12)
United States Ultra Bond	175	December 2025		20,854	(122)	157
					82	645
Short Contracts
Euro Bund	(418)	December 2025	EUR	(53,565)	(152)	(207)
Euro OAT	(333)	December 2025	EUR	(40,093)	(113)	(370)
United States 10 Year Note	(164)	December 2025		(18,368)	2	(82)
United States 2 Year Note	(879)	January 2026		(182,947)	(96)	(235)
United States Long Bond	(70)	December 2025		(8,011)	17	(150)
					(342)	(1,044)

JNL/PIMCO Real Return Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
6M EURIBOR (S)	Receiving	2.74	(A)	09/10/35	EUR	4,200	(16)	(28)
6M EURIBOR (S)	Receiving	0.19	(A)	11/04/52	EUR	4,600	(25)	2,352
6M EURIBOR (S)	Receiving	0.20	(A)	11/08/52	EUR	13,300	(73)	6,960
6M EURIBOR (S)	Receiving	3.00	(A)	03/18/56	EUR	17,000	(156)	(93)
6M EURIBOR (S)	Paying	2.75	(A)	03/18/36	EUR	96,490	382	239
Bank of Japan Overnight Call Rate TONAR (S)	Receiving	0.30	(S)	03/20/28	JPY	60,000	—	8
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.55	(A)	09/14/28	JPY	1,400,000	5	146
Bank of Japan Overnight Call Rate TONAR (S)	Receiving	0.45	(S)	03/20/29	JPY	792,690	3	141
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.50	(A)	12/15/31	JPY	1,021,000	7	288
Eurostat Eurozone HICP Ex Tobacco (A)	Receiving	1.64	(A)	06/15/27	EUR	13,700	(19)	63
Eurostat Eurozone HICP Ex Tobacco (A)	Receiving	2.05	(A)	08/15/34	EUR	8,500	(27)	(95)
Eurostat Eurozone HICP Ex Tobacco (A)	Receiving	2.03	(A)	09/15/34	EUR	5,000	(15)	(33)
Eurostat Eurozone HICP Ex Tobacco (A)	Paying	2.59	(A)	12/15/52	EUR	2,000	9	201
Eurostat Eurozone HICP Ex Tobacco (A)	Paying	2.70	(A)	04/15/53	EUR	1,700	9	237
Eurostat Eurozone HICP Ex Tobacco (A)	Paying	2.76	(A)	09/15/53	EUR	800	4	129
Eurostat Eurozone HICP Ex Tobacco (A)	Paying	2.68	(A)	10/15/53	EUR	900	4	128
Eurostat Eurozone HICP Ex Tobacco (A)	Paying	2.74	(A)	10/15/53	EUR	1,300	6	195
France CPI Excluding Tobacco (A)	Paying	1.91	(A)	01/15/38	EUR	410	2	(24)
HICP (A)	Receiving	3.00	(A)	05/15/27	EUR	2,700	(5)	47
HICP (A)	Receiving	3.13	(A)	05/15/27	EUR	1,100	(2)	10
HICP (A)	Paying	1.38	(A)	03/15/31	EUR	8,920	32	(1,791)
HICP (A)	Paying	2.49	(A)	05/15/37	EUR	10	—	—
HICP (A)	Paying	2.58	(A)	03/15/52	EUR	800	4	33
HICP (A)	Paying	2.59	(A)	03/15/52	EUR	1,000	5	72
HICP (A)	Paying	2.55	(A)	04/15/52	EUR	300	1	12

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL/PIMCO Real Return Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
HICP (A)	Paying	2.42	(A)	05/15/52	EUR	570	2	5
Sterling Overnight Index Average Rate (A)	Paying	3.75	(A)	09/17/30	GBP	42,500	72	(20)
U.K. Retail Price Index (A)	Receiving	3.37	(A)	09/15/27	GBP	5,100	(7)	(5)
U.K. Retail Price Index (A)	Paying	3.50	(A)	08/15/34	GBP	5,800	20	67
U.K. Retail Price Index (A)	Paying	3.47	(A)	09/15/34	GBP	2,400	7	30
U.S. CPURNSA (A)	Receiving	2.31	(A)	02/26/26		1,400	—	178
U.S. CPURNSA (A)	Receiving	2.42	(A)	03/05/26		8,700	(2)	1,055
U.S. CPURNSA (A)	Receiving	2.77	(A)	05/13/26		6,500	(1)	651
U.S. CPURNSA (A)	Receiving	2.81	(A)	05/14/26		3,000	(1)	293
U.S. CPURNSA (A)	Receiving	2.70	(A)	05/25/26		4,850	—	497
U.S. CPURNSA (A)	Receiving	2.69	(A)	06/01/26		900	—	92
U.S. CPURNSA (A)	Receiving	1.80	(A)	08/25/27		3,700	(1)	670
U.S. CPURNSA (A)	Receiving	1.89	(A)	08/27/27		4,500	(1)	783
U.S. CPURNSA (A)	Receiving	2.57	(A)	08/26/28		800	—	70
U.S. CPURNSA (A)	Receiving	2.65	(A)	09/10/28		1,900	—	149
U.S. CPURNSA (A)	Receiving	2.31	(A)	02/24/31		16,800	5	2,231
U.S. CPURNSA (A)	Paying	2.21	(A)	10/07/25		13,330	—	(72)
U.S. CPURNSA (A)	Paying	2.38	(A)	10/15/25		8,400	—	(35)
U.S. CPURNSA (A)	Paying	2.34	(A)	11/07/25		21,600	1	(127)
U.S. CPURNSA (A)	Paying	2.70	(A)	01/14/26		9,100	(1)	(37)
U.S. CPURNSA (A)	Paying	2.82	(A)	02/05/26		5,400	—	(18)
U.S. CPURNSA (A)	Paying	2.84	(A)	02/13/26		5,600	—	(18)
U.S. CPURNSA (A)	Paying	3.04	(A)	02/21/26		3,300	—	(4)
U.S. CPURNSA (A)	Paying	3.30	(A)	06/04/26		5,600	1	2
U.S. CPURNSA (A)	Paying	3.44	(A)	08/01/26		6,800	2	7
U.S. CPURNSA (A)	Paying	3.43	(A)	08/27/26		11,200	4	20
U.S. CPURNSA (A)	Paying	2.34	(A)	02/05/28		10,040	6	(1,238)
U.S. CPURNSA (A)	Paying	2.37	(A)	06/06/28		8,700	2	(1,010)
U.S. CPURNSA (A)	Paying	2.38	(A)	07/09/28		7,900	1	(897)
U.S. CPURNSA (A)	Paying	2.00	(A)	07/25/29		6,100	—	(965)
U.S. CPURNSA (A)	Paying	1.76	(A)	11/04/29		14,500	(2)	(2,666)
U.S. CPURNSA (A)	Paying	1.28	(A)	05/19/30		2,200	(1)	(513)
U.S. SOFR (A)	Receiving	4.25	(A)	12/20/25		79,790	(2)	(550)
U.S. SOFR (A)	Receiving	3.33	(A)	02/28/30		2,100	(1)	11
U.S. SOFR (A)	Receiving	3.30	(A)	02/28/30		43,900	(18)	64
U.S. SOFR (A)	Receiving	3.75	(A)	05/15/32		29,167	(6)	(452)
U.S. SOFR (A)	Receiving	3.25	(A)	06/18/34		7,700	—	(146)
U.S. SOFR (A)	Receiving	4.10	(A)	11/15/53		15,409	48	(14)
U.S. SOFR (Q)	Receiving	2.24	(S)	11/21/53		10,490	34	3,558
U.S. SOFR (A)	Receiving	2.87	(A)	02/13/54		21,700	62	3,568
U.S. SOFR (A)	Receiving	3.50	(A)	06/20/54		7,700	24	391
U.S. SOFR (Q)	Paying	2.34	(S)	11/21/28		50,860	22	(1,947)
							404	12,855

JNL/PIMCO Real Return Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Contracts[1]	Notional[1]		Value ($)
Interest Rate Swaptions
6M EURIBOR, 01/27/29	BCL	Call	2.44	01/25/27	51,900,000	EUR	51,900	(321)
6M EURIBOR, 01/27/29	BCL	Put	2.44	01/25/27	51,900,000	EUR	51,900	(227)
								(548)

JNL/PIMCO Real Return Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	ANZ	10/02/25	AUD	3,614	2,391	18
BRL/USD	BNP	10/02/25	BRL	5,909	1,110	30
BRL/USD	CIT	10/02/25	BRL	4,372	822	30
BRL/USD	GSC	10/02/25	BRL	61,875	11,626	652
BRL/USD	GSC	12/02/25	BRL	73,427	13,596	39
CAD/USD	ANZ	10/02/25	CAD	19,886	14,289	(5)
CAD/USD	CIT	11/04/25	CAD	23	16	—
CHF/USD	BCL	10/02/25	CHF	2,335	2,933	21
CHF/USD	HSB	10/02/25	CHF	449	564	(6)
CHF/USD	BCL	11/04/25	CHF	2,193	2,766	8

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL/PIMCO Real Return Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
CHF/USD	CIT	11/04/25	CHF	392	495	—
CNY/USD	HSB	10/16/25	CNY	10,621	1,493	2
EUR/USD	HSB	10/02/25	EUR	12,890	15,134	(60)
EUR/USD	HSB	10/02/25	EUR	528	620	—
EUR/USD	SGS	10/02/25	EUR	29,171	34,249	(57)
GBP/USD	BCL	10/02/25	GBP	2,296	3,088	1
GBP/USD	CIT	10/02/25	GBP	783	1,053	(5)
GBP/USD	BCL	11/04/25	GBP	1,043	1,403	(6)
GBP/USD	HSB	11/04/25	GBP	737	991	(6)
GBP/USD	HSB	11/04/25	GBP	774	1,041	1
GBP/USD	SCB	11/04/25	GBP	525	706	4
IDR/USD	BNP	10/06/25	IDR	6,482,637	389	—
IDR/USD	HSB	10/06/25	IDR	944,780	57	—
IDR/USD	BNP	10/08/25	IDR	15,419,218	925	1
IDR/USD	GSC	10/08/25	IDR	258,756	16	—
IDR/USD	HSB	10/08/25	IDR	514,694	31	—
IDR/USD	MSC	10/08/25	IDR	5,875,848	353	—
IDR/USD	BCL	10/22/25	IDR	13,483,211	809	(11)
IDR/USD	BNP	10/22/25	IDR	104,568,757	6,274	(84)
IDR/USD	GSC	10/22/25	IDR	8,647,354	519	(7)
ILS/USD	BOA	10/15/25	ILS	1,415	427	6
ILS/USD	DUB	10/15/25	ILS	3,574	1,079	33
ILS/USD	JPM	10/15/25	ILS	1,506	455	6
ILS/USD	UBS	10/15/25	ILS	359	108	3
ILS/USD	BNP	11/13/25	ILS	1,715	518	8
ILS/USD	BOA	11/13/25	ILS	566	171	2
ILS/USD	CIT	11/13/25	ILS	1,253	378	4
ILS/USD	GSC	11/13/25	ILS	301	91	1
ILS/USD	HSB	11/13/25	ILS	338	102	—
INR/USD	SCB	10/06/25	INR	10,596	119	—
INR/USD	DUB	10/08/25	INR	10,588	119	—
INR/USD	BOA	10/17/25	INR	118,625	1,335	(6)
INR/USD	CIT	10/17/25	INR	436,855	4,916	(52)
INR/USD	DUB	10/17/25	INR	260,108	2,927	(16)
INR/USD	GSC	10/17/25	INR	94,227	1,060	(13)
INR/USD	SCB	10/17/25	INR	251,941	2,836	(19)
INR/USD	UBS	10/17/25	INR	7,121	80	(1)
INR/USD	CIT	11/19/25	INR	81,098	911	(1)
INR/USD	DUB	11/19/25	INR	49,367	555	(1)
INR/USD	DUB	11/19/25	INR	82,319	925	—
INR/USD	SCB	11/19/25	INR	83,558	939	—
JPY/USD	BNP	10/02/25	JPY	57,066	386	2
JPY/USD	BOA	10/02/25	JPY	49,257	333	4
JPY/USD	HSB	10/02/25	JPY	28,283	191	1
JPY/USD	MSC	10/02/25	JPY	1,078,938	7,296	69
JPY/USD	SGS	10/02/25	JPY	2,349,656	15,888	98
KRW/USD	BNP	10/10/25	KRW	1,309,532	934	(10)
KRW/USD	BNP	10/20/25	KRW	1,472,807	1,051	(19)
KRW/USD	BNP	10/22/25	KRW	2,759,146	1,969	(18)
KRW/USD	HSB	10/22/25	KRW	1,464,838	1,045	(2)
MXN/USD	BNP	12/17/25	MXN	2,504	136	—
MXN/USD	UBS	12/17/25	MXN	52,155	2,825	56
NOK/USD	BCL	10/02/25	NOK	28	3	—
NOK/USD	CIT	10/02/25	NOK	2,778	278	—
NOK/USD	HSB	10/02/25	NOK	29	3	—
NZD/USD	BOA	10/02/25	NZD	589	341	2
PEN/USD	SCB	10/07/25	PEN	702	202	2
PLN/USD	BCL	10/15/25	PLN	8,939	2,459	14
PLN/USD	BOA	10/15/25	PLN	74	20	—
PLN/USD	JPM	10/15/25	PLN	5,920	1,629	17
PLN/USD	BNP	10/22/25	PLN	4,168	1,146	(1)
PLN/USD	BNP	10/22/25	PLN	2,081	572	2
PLN/USD	BOA	10/22/25	PLN	466	128	(1)
PLN/USD	MSC	10/22/25	PLN	2,160	594	(3)
PLN/USD	UBS	10/22/25	PLN	2,159	594	(1)
SEK/USD	CIT	10/02/25	SEK	10,160	1,079	8
SGD/USD	CIT	10/02/25	SGD	17,123	13,274	5
SGD/USD	SCB	11/04/25	SGD	13	10	—
THB/USD	HSB	10/20/25	THB	11,979	370	—
THB/USD	UBS	10/20/25	THB	11,974	370	—
TWD/USD	CIT	10/07/25	TWD	20,806	683	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL/PIMCO Real Return Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
TWD/USD	CIT	10/20/25	TWD	19,946	655	(2)
TWD/USD	CIT	10/20/25	TWD	20,105	661	1
TWD/USD	JPM	10/20/25	TWD	6,502	214	—
TWD/USD	MSC	10/20/25	TWD	32,114	1,055	(11)
USD/AUD	ANZ	10/02/25	AUD	(12,165)	(8,050)	(180)
USD/AUD	CIT	10/02/25	AUD	(1,234)	(817)	(11)
USD/AUD	ANZ	11/04/25	AUD	(3,614)	(2,393)	(18)
USD/AUD	BCL	11/04/25	AUD	(9,785)	(6,478)	(10)
USD/BRL	GSC	10/02/25	BRL	(72,398)	(13,603)	(45)
USD/CAD	CIT	10/02/25	CAD	(23)	(16)	—
USD/CAD	JPM	10/02/25	CAD	(19,846)	(14,260)	101
USD/CAD	UBS	10/02/25	CAD	(18)	(13)	—
USD/CAD	ANZ	11/04/25	CAD	(19,855)	(14,291)	3
USD/CHF	BCL	10/02/25	CHF	(2,202)	(2,766)	(7)
USD/CHF	GSC	10/02/25	CHF	(91)	(114)	(1)
USD/CHF	HSB	10/02/25	CHF	(97)	(122)	—
USD/CNY	BNP	10/16/25	CNY	(13,716)	(1,929)	(3)
USD/CNY	CIT	10/16/25	CNY	(517)	(73)	—
USD/CNY	DUB	10/16/25	CNY	(14,645)	(2,059)	(2)
USD/CNY	DUB	10/16/25	CNY	(14,745)	(2,073)	3
USD/CNY	GSC	10/16/25	CNY	(2,067)	(291)	—
USD/CNY	HSB	10/16/25	CNY	(14,956)	(2,103)	1
USD/CNY	MSC	10/16/25	CNY	(15,099)	(2,123)	(1)
USD/CNY	SCB	10/16/25	CNY	(22,465)	(3,159)	3
USD/CNY	HSB	11/19/25	CNY	(10,595)	(1,493)	(2)
USD/EUR	ANZ	10/02/25	EUR	(39,690)	(46,599)	(306)
USD/EUR	BNP	10/02/25	EUR	(1,830)	(2,148)	6
USD/EUR	CIT	10/02/25	EUR	(380)	(446)	(1)
USD/EUR	CIT	10/02/25	EUR	(346)	(406)	1
USD/EUR	HSB	10/02/25	EUR	(343)	(403)	4
USD/EUR	SGS	11/04/25	EUR	(29,171)	(34,321)	54
USD/GBP	BCL	10/02/25	GBP	(1,043)	(1,403)	6
USD/GBP	HSB	10/02/25	GBP	(774)	(1,041)	(1)
USD/GBP	HSB	10/02/25	GBP	(737)	(991)	6
USD/GBP	SCB	10/02/25	GBP	(525)	(706)	(4)
USD/IDR	BNP	10/06/25	IDR	(6,482,637)	(389)	5
USD/IDR	HSB	10/06/25	IDR	(944,780)	(57)	1
USD/IDR	BNP	10/08/25	IDR	(15,419,218)	(925)	11
USD/IDR	GSC	10/08/25	IDR	(258,756)	(16)	—
USD/IDR	MSC	10/08/25	IDR	(5,875,847)	(352)	4
USD/IDR	BNP	10/15/25	IDR	(29,160,258)	(1,749)	32
USD/IDR	BNP	10/20/25	IDR	(7,926,735)	(475)	7
USD/IDR	BNP	11/03/25	IDR	(2,534,067)	(152)	(1)
USD/IDR	BNP	11/03/25	IDR	(4,651,821)	(279)	—
USD/IDR	BNP	12/17/25	IDR	(21,901,855)	(1,314)	(4)
USD/IDR	GSC	12/17/25	IDR	(258,756)	(15)	—
USD/IDR	HSB	12/17/25	IDR	(1,459,474)	(88)	—
USD/IDR	MSC	12/17/25	IDR	(5,875,848)	(352)	(1)
USD/ILS	UBS	10/15/25	ILS	(6,855)	(2,069)	(15)
USD/ILS	DUB	11/13/25	ILS	(3,572)	(1,079)	(33)
USD/ILS	UBS	11/13/25	ILS	(359)	(108)	(3)
USD/INR	BNP	10/06/25	INR	(10,589)	(119)	1
USD/INR	CIT	10/17/25	INR	(80,940)	(911)	1
USD/INR	DUB	10/17/25	INR	(131,425)	(1,478)	1
USD/INR	SCB	10/17/25	INR	(94,000)	(1,057)	—
USD/INR	BNP	10/20/25	INR	(37,546)	(422)	4
USD/INR	BNP	11/03/25	INR	(43,615)	(491)	—
USD/INR	DUB	11/19/25	INR	(10,615)	(119)	—
USD/JPY	BOA	10/02/25	JPY	(14,867)	(101)	1
USD/JPY	HSB	10/02/25	JPY	(10,570)	(71)	1
USD/JPY	MSC	10/02/25	JPY	(65,741)	(445)	1
USD/JPY	SCB	10/02/25	JPY	(336,585)	(2,276)	13
USD/JPY	SGS	10/02/25	JPY	(3,155,931)	(21,340)	119
USD/JPY	BNP	11/04/25	JPY	(56,868)	(386)	(2)
USD/JPY	BOA	11/04/25	JPY	(49,086)	(333)	(4)
USD/JPY	CIT	11/04/25	JPY	—	—	—
USD/JPY	HSB	11/04/25	JPY	(28,184)	(191)	(1)
USD/JPY	HSB	11/04/25	JPY	(20,168)	(137)	—
USD/JPY	MSC	11/04/25	JPY	(1,075,203)	(7,298)	(71)
USD/JPY	MSC	11/04/25	JPY	(1)	—	—
USD/JPY	SCB	11/04/25	JPY	(233)	(2)	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL/PIMCO Real Return Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/JPY	SGS	11/04/25	JPY	(2,341,530)	(15,893)	(102)
USD/KRW	BNP	10/10/25	KRW	(1,309,532)	(934)	6
USD/KRW	HSB	10/20/25	KRW	(1,465,005)	(1,045)	2
USD/KRW	BNP	10/22/25	KRW	(6,634,916)	(4,734)	38
USD/KRW	BNP	11/03/25	KRW	(378,490)	(270)	—
USD/MXN	GSC	12/17/25	MXN	(11,845)	(642)	(29)
USD/MXN	UBS	12/17/25	MXN	(4,153)	(225)	(7)
USD/NOK	CIT	10/02/25	NOK	(219)	(22)	—
USD/NOK	UBS	10/02/25	NOK	(2,710)	(272)	(5)
USD/NOK	BCL	11/04/25	NOK	(28)	(3)	—
USD/NOK	CIT	11/04/25	NOK	(2,777)	(278)	—
USD/NOK	HSB	11/04/25	NOK	(29)	(3)	—
USD/NZD	SGS	10/02/25	NZD	(761)	(441)	2
USD/NZD	ANZ	11/04/25	NZD	(173)	(100)	—
USD/NZD	BOA	11/04/25	NZD	(589)	(342)	(2)
USD/PEN	BCL	10/07/25	PEN	(702)	(202)	(5)
USD/PEN	CIT	12/05/25	PEN	(812)	(234)	(14)
USD/PEN	SCB	12/17/25	PEN	(703)	(202)	(2)
USD/PEN	CIT	05/26/26	PEN	(2,831)	(810)	(16)
USD/SEK	HSB	10/02/25	SEK	(10,815)	(1,149)	(21)
USD/SGD	CIT	10/02/25	SGD	(4,593)	(3,561)	17
USD/SGD	GSC	10/02/25	SGD	(180)	(140)	1
USD/SGD	HSB	10/02/25	SGD	(11,314)	(8,771)	58
USD/SGD	JPM	10/02/25	SGD	(850)	(659)	2
USD/SGD	SCB	10/02/25	SGD	(173)	(134)	2
USD/SGD	CIT	11/04/25	SGD	(17,079)	(13,276)	(7)
USD/THB	CIT	10/20/25	THB	(4,346)	(134)	—
USD/THB	HSB	10/20/25	THB	(10,260)	(317)	2
USD/TWD	BNP	10/07/25	TWD	(20,844)	(684)	(4)
USD/TWD	BNP	10/20/25	TWD	(95,979)	(3,154)	58
USD/TWD	CIT	10/20/25	TWD	(192,070)	(6,311)	154
USD/TWD	SCB	10/20/25	TWD	(102,308)	(3,362)	90
USD/TWD	BNP	12/15/25	TWD	(12,799)	(422)	4
USD/TWD	CIT	12/15/25	TWD	(39,815)	(1,313)	3
USD/TWD	MSC	12/15/25	TWD	(31,905)	(1,053)	13
USD/TWD	CIT	01/22/26	TWD	(20,597)	(681)	1
USD/ZAR	CIT	10/02/25	ZAR	(959)	(55)	—
USD/ZAR	UBS	10/09/25	ZAR	(959)	(55)	—
USD/ZAR	BCL	11/20/25	ZAR	(3,865)	(223)	(4)
USD/ZAR	DUB	11/20/25	ZAR	(9,333)	(539)	(5)
USD/ZAR	JPM	11/20/25	ZAR	(8,265)	(477)	(5)
USD/ZAR	UBS	11/20/25	ZAR	(4,204)	(243)	(4)
ZAR/USD	UBS	10/02/25	ZAR	959	56	—
ZAR/USD	BCL	10/20/25	ZAR	19,792	1,144	22
ZAR/USD	JPM	10/20/25	ZAR	4,462	258	6
					(86,989)	639

JNL/PIMCO Real Return Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
U.S. Treasury Inflation Indexed Securities
Treasury, United States Department of (S)	SOFR +0.13% (S)	MSC	10/10/25	29,353	—	(85)
Treasury, United States Department of (S)	SOFR +0.13% (S)	MSC	10/10/25	56,416	—	(381)
Treasury, United States Department of (S)	SOFR +0.13% (S)	MSC	10/10/25	66,324	—	(237)
					—	(703)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PIMCO Real Return Fund
Assets - Securities
Government And Agency Obligations	—	1,390,282	10,600	1,400,882
Non-U.S. Government Agency Asset-Backed Securities	—	104,742	—	104,742
Corporate Bonds And Notes	—	8,184	—	8,184
Preferred Stocks	617	—	—	617
Short Term Investments	—	633	—	633
	617	1,503,841	10,600	1,515,058
Liabilities - Securities
Government And Agency Obligations	—	(4,615)	—	(4,615)
	—	(4,615)	—	(4,615)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	684	—	—	684
Centrally Cleared Interest Rate Swap Agreements	—	25,653	—	25,653
Open Forward Foreign Currency Contracts	—	2,022	—	2,022
	684	27,675	—	28,359
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(1,083)	—	—	(1,083)
Centrally Cleared Interest Rate Swap Agreements	—	(12,798)	—	(12,798)
OTC Written Options	—	(548)	—	(548)
Open Forward Foreign Currency Contracts	—	(1,383)	—	(1,383)
OTC Total Return Swap Agreements	—	(703)	—	(703)
	(1,083)	(15,432)	—	(16,515)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL/PPM America High Yield Bond Fund
CORPORATE BONDS AND NOTES 88.6%
Financials 16.4%
Acrisure, LLC
8.25%, 02/01/29 (a)	6,408	6,689
6.00%, 08/01/29 (a)	3,679	3,644
7.50%, 11/06/30 (a)	1,968	2,051
6.75%, 07/01/32 (a)	9,209	9,491
Alliant Holdings Intermediate, LLC
6.50%, 10/01/31 (a)	4,379	4,485
Ally Financial Inc.
4.70%, (100, 05/15/26) (b)	4,530	4,289
6.65%, 01/17/40	3,228	3,230
Aretec Escrow Issuer 2 Inc.
10.00%, 08/15/30 (a)	3,668	4,002
Aretec Group, Inc.
7.50%, 04/01/29 (a) (c)	3,573	3,592
Azorra Finance Limited
7.25%, 01/15/31 (a)	4,737	4,931
Barclays PLC
9.63%, (100, 12/15/29) (b) (c) (d)	2,361	2,674
Beacon Funding Trust
6.27%, 08/15/54 (a)	3,530	3,624
Bread Financial Payments, Inc.
8.38%, 06/15/35 (a)	3,372	3,460
Citadel Securities Global Holdings LLC
5.50%, 06/18/30 (a)	2,731	2,803
6.20%, 06/18/35 (a)	4,066	4,271
Citigroup Inc.
6.88%, (100, 08/15/30) (b)	4,620	4,766
Credit Acceptance Corporation
9.25%, 12/15/28 (a)	485	510
6.63%, 03/15/30 (a)	8,824	8,838
CrossCountry Intermediate HoldCo LLC
6.50%, 10/01/30 (a)	8,332	8,358
Deutsche Bank Aktiengesellschaft
3.73%, 01/14/32 (d)	4,530	4,244
Encore Capital Group, Inc.
9.25%, 04/01/29 (a)	3,160	3,333
Ford Motor Credit Company LLC
7.35%, 11/04/27	2,138	2,229
Freedom Mortgage Corporation
6.63%, 01/15/27 (a)	1,455	1,459
12.25%, 10/01/30 (a)	2,962	3,303
Freedom Mortgage Holdings LLC
9.25%, 02/01/29 (a)	4,707	4,964
8.38%, 04/01/32 (a)	3,644	3,818
7.88%, 04/01/33 (a)	3,553	3,662
Global Atlantic Financial Company
7.95%, 10/15/54 (a)	4,005	4,262
Global Aviation Leasing Co., Ltd.
8.75%, 09/01/27 (a)	9,177	9,445
Goldman Sachs Group, Inc., The
7.50%, (100, 05/10/29) (b)	4,640	4,909
Jane Street Group, LLC
7.13%, 04/30/31 (a)	7,173	7,528
6.13%, 11/01/32 (a)	2,809	2,852
6.75%, 05/01/33 (a)	2,759	2,867
Macquarie AirFinance Holdings Limited
8.13%, 03/30/29 (a)	3,241	3,374
6.50%, 03/26/31 (a)	1,217	1,303
MoneyGram International, Inc.
9.00%, 06/01/30 (a)	2,626	2,219
OneMain Finance Corporation
5.38%, 11/15/29	2,550	2,525
6.13%, 05/15/30	3,521	3,574
4.00%, 09/15/30	5,359	4,982
7.13%, 09/15/32	3,866	3,996
Osaic Holdings, Inc.
6.75%, 08/01/32 (a)	5,605	5,782
8.00%, 08/01/33 (a)	5,950	6,169
PennyMac Financial Services, Inc.
5.75%, 09/15/31 (a)	6,331	6,283
6.88%, 05/15/32 (a)	4,998	5,181
PRA Group, Inc.
8.38%, 02/01/28 (a)	4,966	5,092
8.88%, 01/31/30 (a)	1,954	2,017
Rocket Companies, Inc.
6.13%, 08/01/30 (a)	3,828	3,930
6.38%, 08/01/33 (a)	3,321	3,431
Toronto-Dominion Bank, The
8.13%, 10/31/82 (d)	4,407	4,625
Transocean Poseidon Limited
6.88%, 02/01/27 (a)	1,616	1,617
UBS Group AG
4.88%, (100, 02/12/27) (a) (b)	5,602	5,521
UWM Holdings, LLC
6.63%, 02/01/30 (a)	4,772	4,855
VistaJet Group Holding S.A.
9.50%, 06/01/28 (a) (c)	7,307	7,609
Washington Mutual Bank, FA
0.00%, 06/15/11 (e) (f)	1,500	—
		228,668
Consumer Discretionary 13.9%
Advance Auto Parts, Inc.
7.00%, 08/01/30 (a)	1,843	1,898
7.38%, 08/01/33 (a)	1,843	1,901
Beach Acquisition Bidco, LLC
10.00%, 07/15/33 (a) (g)	4,124	4,455
BRE RC Pitney Road PA LP
6.63%, 01/15/32 (a)	4,671	4,742
Carnival Corporation
4.00%, 08/01/28 (a)	24,661	24,284
5.13%, 05/01/29 (a)	2,988	2,995
5.75%, 08/01/32 (a)	11,068	11,270
6.13%, 02/15/33 (a)	3,577	3,668
Champ Acquisition Corporation
8.38%, 12/01/31 (a)	3,524	3,753
Clarios Global LP
6.75%, 09/15/32 (a)	1,393	1,424
Dana Incorporated
4.50%, 02/15/32 (c)	3,840	3,780
EG Global Finance PLC
12.00%, 11/30/28 (a)	6,115	6,728
Ford Motor Company
9.63%, 04/22/30	1,826	2,130
IHO Verwaltungs GmbH
7.75%, 11/15/30 (a) (g)	2,657	2,790
Jacobs Entertainment, Inc.
6.75%, 02/15/29 (a)	4,800	4,683
Las Vegas Sands Corp.
6.00%, 06/14/30	2,293	2,387
6.20%, 08/15/34	494	517
Lindblad Expeditions, LLC
7.00%, 09/15/30 (a)	3,488	3,556
Macy's Retail Holdings, LLC
6.13%, 03/15/32 (a)	2,602	2,605
4.50%, 12/15/34	1,179	1,034
Majordrive Holdings IV, LLC
6.38%, 06/01/29 (a) (c)	4,366	3,580
MCE Finance Limited
5.38%, 12/04/29 (a)	7,730	7,567
NCL Corporation Ltd.
5.88%, 01/15/31 (a)	1,401	1,401
6.75%, 02/01/32 (a)	3,062	3,150
6.25%, 09/15/33 (a)	2,528	2,541
PetSmart, LLC
7.50%, 09/15/32 (a)	4,650	4,662
10.00%, 09/15/33 (a)	4,643	4,696
Qnity Electronics, Inc.
5.75%, 08/15/32 (a)	2,535	2,557
6.25%, 08/15/33 (a)	2,644	2,703
Resorts World Las Vegas LLC
4.63%, 04/16/29 (a)	1,608	1,455
8.45%, 07/27/30 (a)	3,093	3,142
Rivers Enterprise Borrower, LLC
6.25%, 10/15/30 (a)	3,472	3,504

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Royal Caribbean Cruises Ltd.
6.00%, 02/01/33 (a)	2,957	3,032
Sabre GLBL Inc.
10.75%, 11/15/29 (a)	3,265	3,162
11.13%, 07/15/30 (a)	2,449	2,377
Staples, Inc.
10.75%, 09/01/29 (a)	4,435	4,393
Tenneco Inc.
8.00%, 11/17/28 (a)	4,535	4,541
TKC Holdings, Inc.
6.88%, 05/15/28 (a)	3,661	3,693
10.50%, 05/15/29 (a)	3,518	3,612
Univision Communications Inc.
8.50%, 07/31/31 (a)	5,930	6,126
9.38%, 08/01/32 (a)	2,742	2,909
Voyager Parent, LLC
9.25%, 07/01/32 (a)	6,581	6,959
Warnermedia Holdings, Inc.
4.28%, 03/15/32 (c)	5,987	5,489
5.05%, 03/15/42	6,020	4,803
Wynn Macau, Limited
5.13%, 12/15/29 (a)	7,023	6,880
6.75%, 02/15/34 (a)	3,859	3,909
		193,443
Energy 11.9%
Aethon United BR LP
7.50%, 10/01/29 (a)	4,428	4,617
Baytex Energy Corp.
8.50%, 04/30/30 (a)	3,465	3,565
Bip-V Chinook
5.50%, 06/15/31 (a)	9,112	9,031
Borr IHC Limited
10.00%, 11/15/28 (a)	3,592	3,574
Buckeye Partners, L.P.
5.60%, 10/15/44	5,068	4,601
Citgo Petroleum Corporation
8.38%, 01/15/29 (a)	12,728	13,279
Crescent Energy Finance LLC
8.38%, 01/15/34 (a)	7,314	7,430
Enerflex Ltd.
9.00%, 10/15/27 (a)	6,776	6,938
Energy Transfer LP
8.00%, 05/15/54	2,518	2,689
6.75%, 02/15/56	3,500	3,493
EQT Corporation
7.50%, 06/01/27	1,957	1,993
Excelerate Energy Limited Partnership
8.00%, 05/15/30 (a)	2,917	3,106
Hess Infrastructure Partners LP
5.88%, 03/01/28 (a)	1,811	1,843
Hilcorp Energy I, L.P.
6.25%, 11/01/28 (a)	6,710	6,726
ITT Holdings LLC
6.50%, 08/01/29 (a)	3,608	3,547
Kimmeridge Texas Gas, LLC
8.50%, 02/15/30 (a)	7,117	7,411
Kinetik Holdings LP
5.88%, 06/15/30 (a)	3,351	3,372
Kodiak Gas Services, LLC
6.50%, 10/01/33 (a)	3,249	3,307
6.75%, 10/01/35 (a)	3,504	3,598
Nabors Industries, Inc.
7.38%, 05/15/27 (a)	5,548	5,633
NGL Energy Operating LLC
8.13%, 02/15/29 (a)	4,113	4,218
8.38%, 02/15/32 (a)	3,462	3,554
Permian Resources Operating, LLC
7.00%, 01/15/32 (a)	3,388	3,520
6.25%, 02/01/33 (a)	2,573	2,622
Phillips 66
5.88%, 03/15/56	5,044	5,003
6.20%, 03/15/56	1,895	1,900
Sunoco LP
7.88%, (100, 09/18/30) (a) (b)	6,017	6,124
Transmontaigne Partners LLC
8.50%, 06/15/30 (a)	3,248	3,387
Transocean Aquila Ltd.
8.00%, 09/30/28 (a)	712	732
Transocean Inc
8.00%, 02/01/27 (a)	7,090	7,083
Transocean Titan Financing Limited
8.38%, 02/01/28 (a)	755	774
Venture Global LNG, Inc.
9.00%, (100, 09/30/29) (a) (b)	8,930	8,841
8.13%, 06/01/28 (a)	3,483	3,606
9.50%, 02/01/29 (a)	6,128	6,757
9.88%, 02/01/32 (a)	3,159	3,440
Venture Global Plaquemines LNG, LLC
6.50%, 01/15/34 (a)	1,659	1,749
6.75%, 01/15/36 (a)	2,064	2,194
		165,257
Industrials 11.6%
ADT Security Corporation, The
5.88%, 10/15/33 (a)	4,674	4,674
Air Canada
3.88%, 08/15/26 (a)	6,407	6,349
Boeing Company, The
7.01%, 05/01/64 (h)	3,105	3,595
Bombardier Inc.
7.88%, 04/15/27 (a)	153	154
8.75%, 11/15/30 (a)	2,904	3,136
7.25%, 07/01/31 (a)	4,236	4,490
7.00%, 06/01/32 (a) (c)	3,356	3,512
Brundage-Bone Concrete Pumping Holdings, Inc.
7.50%, 02/01/32 (a)	7,589	7,668
Builders FirstSource, Inc.
4.25%, 02/01/32 (a)	8,090	7,610
Cimpress NV
7.38%, 09/15/32 (a) (c)	7,043	7,038
Fortress Transportation And Infrastructure Investors LLC
7.00%, 05/01/31 - 06/15/32 (a)	4,323	4,528
Genesee & Wyoming Inc.
6.25%, 04/15/32 (a)	4,229	4,301
Goat Holdco, LLC
6.75%, 02/01/32 (a)	3,624	3,724
Herc Holdings Inc.
7.00%, 06/15/30 (a)	1,942	2,017
7.25%, 06/15/33 (a)	2,243	2,344
Husky Injection Molding Systems Ltd.
9.00%, 02/15/29 (a)	3,695	3,859
Icahn Enterprises L.P.
6.25%, 05/15/26	1,364	1,363
JH North America Holdings Inc.
5.88%, 01/31/31 (a)	211	214
6.13%, 07/31/32 (a)	306	313
Lightning Power, LLC
7.25%, 08/15/32 (a)	4,805	5,090
Manitowoc Company, Inc., The
9.25%, 10/01/31 (a)	4,220	4,441
Maxam Prill S.a r.l.
7.75%, 07/15/30 (a)	6,985	7,036
Onesky Flight, LLC
8.88%, 12/15/29 (a)	4,751	5,025
Queen Mergerco, Inc.
6.75%, 04/30/32 (a)	3,527	3,662
Rand Parent, LLC
8.50%, 02/15/30 (a) (c)	4,389	4,561
Regal Rexnord Corporation
6.40%, 04/15/33 (h)	3,831	4,111
Smyrna Ready Mix Concrete, LLC
8.88%, 11/15/31 (a)	8,683	9,172
SRM Escrow Issuer, LLC
6.00%, 11/01/28 (a)	1,236	1,236
Star Leasing Company, LLC
7.63%, 02/15/30 (a)	6,717	6,526
Stonepeak Nile Parent LLC
7.25%, 03/15/32 (a)	3,674	3,867

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
TransDigm Inc.
6.75%, 08/15/28 (a)	1,833	1,870
6.38%, 03/01/29 (a)	3,751	3,837
6.63%, 03/01/32 (a)	4,281	4,410
6.00%, 01/15/33 (a)	2,475	2,502
Trivium Packaging Finance B.V.
8.25%, 07/15/30 (a)	2,835	3,023
United Airlines Pass Through Certificates, Series 2015-1
4.63%, 04/15/29 (a)	1,721	1,695
Waste Pro USA, Inc.
7.00%, 02/01/33 (a)	2,899	3,011
Watco Companies, L.L.C.
7.13%, 08/01/32 (a)	3,361	3,479
Wesco Distribution, Inc.
6.38%, 03/15/29 - 03/15/33 (a)	5,472	5,654
6.63%, 03/15/32 (a)	3,242	3,373
XPO, Inc.
6.25%, 06/01/28 (a)	3,365	3,428
		161,898
Communication Services 9.9%
A + N Real Estate & Business Management Corporation
5.63%, 08/15/29 (a)	6,948	6,756
Altice Financing S.A.
5.75%, 08/15/29 (a)	11,695	8,786
Altice France
0.00%, 02/15/28 (a) (e) (f)	7,991	2,836
Altice France Holding S.A.
8.13%, 02/01/27 (a)	10,570	9,881
AMC Networks, Inc.
10.25%, 01/15/29 (a)	4,100	4,322
Cable One, Inc.
4.00%, 11/15/30 (a) (c)	8,696	7,372
CCO Holdings, LLC
5.38%, 06/01/29 (a)	6,417	6,375
4.25%, 02/01/31 - 01/15/34 (a)	14,528	12,787
4.75%, 02/01/32 (a) (c)	2,844	2,631
4.50%, 05/01/32	2,199	2,002
Clear Channel Outdoor Holdings, Inc.
7.13%, 02/15/31 (a)	2,100	2,173
7.50%, 03/15/33 (a)	2,835	2,967
CMG Media Corporation
8.88%, 06/18/29 (a) (c)	8,855	8,168
Connect Finco S.a r.l.
9.00%, 09/15/29 (a)	5,014	5,270
DIRECTV Financing, LLC
5.88%, 08/15/27 (a)	5,537	5,533
8.88%, 02/01/30 (a)	3,528	3,484
10.00%, 02/15/31 (a)	3,580	3,582
Frontier Communications Holdings, LLC
8.75%, 05/15/30 (a)	2,786	2,911
8.63%, 03/15/31 (a)	2,570	2,714
Frontier Communications Parent, Inc.
6.75%, 05/01/29 (a)	4,132	4,174
Gray Media, Inc.
5.38%, 11/15/31 (a)	5,592	4,200
7.25%, 08/15/33 (a)	2,103	2,086
Iliad Holding
7.00%, 10/15/28 - 04/15/32 (a)	7,490	7,633
8.50%, 04/15/31 (a)	3,115	3,335
Level 3 Financing, Inc.
4.50%, 04/01/30 (a)	1,935	1,771
6.88%, 06/30/33 (a)	3,521	3,590
Liberty Media Corporation
8.25%, 02/01/30	5,487	746
McGraw-Hill Education, Inc.
7.38%, 09/01/31 (a)	3,402	3,535
Nexstar Escrow Inc.
5.63%, 07/15/27 (a)	1,768	1,766
Nexstar Media Group, Inc.
4.75%, 11/01/28 (a)	505	493
Telesat Canada
5.63%, 12/06/26 (a)	5,533	4,443
		138,322
Information Technology 8.0%
Ahead DB Holdings, LLC
6.63%, 05/01/28 (a)	7,010	7,016
AMS-Osram AG
12.25%, 03/30/29 (a)	4,525	4,890
Athenahealth Group Inc.
6.50%, 02/15/30 (a)	7,101	7,045
Central Parent Inc.
8.00%, 06/15/29 (a) (c)	7,409	6,540
Cloud Software Group, Inc.
6.50%, 03/31/29 (a)	7,593	7,665
9.00%, 09/30/29 (a)	7,186	7,447
8.25%, 06/30/32 (a)	2,757	2,926
6.63%, 08/15/33 (a)	2,682	2,732
Entegris Escrow Corporation
4.75%, 04/15/29 (a)	2,663	2,631
5.95%, 06/15/30 (a)	7,036	7,136
Entegris, Inc.
4.38%, 04/15/28 (a)	4,302	4,209
Fortress Intermediate 3, Inc.
7.50%, 06/01/31 (a)	3,177	3,331
Foundry JV Holdco LLC
5.90%, 01/25/33 (a)	3,275	3,456
Helios Software Holdings, Inc.
8.75%, 05/01/29 (a)	3,340	3,461
Imola Merger Corporation
4.75%, 05/15/29 (a)	9,809	9,546
Open Text Corporation
6.90%, 12/01/27 (a)	705	734
3.88%, 02/15/28 (a)	5,998	5,833
4.13%, 02/15/30 (a)	5,173	4,903
Rocket Software, Inc.
9.00%, 11/28/28 (a)	2,624	2,705
6.50%, 02/15/29 (a)	8,642	8,427
Seagate Data Storage Technology Pte. Ltd.
4.13%, 01/15/31 (a)	1,080	1,001
Solstice Advanced Materials US, Inc.
5.63%, 09/30/33 (a)	1,857	1,862
ViaSat, Inc.
6.50%, 07/15/28 (a)	2,880	2,813
7.50%, 05/30/31 (a) (c)	3,741	3,509
		111,818
Health Care 5.6%
1261229 B.C. Ltd.
10.00%, 04/15/32 (a)	3,559	3,655
Bausch Health Companies Inc.
4.88%, 06/01/28 (a)	4,144	3,712
Community Health Systems, Inc.
6.00%, 01/15/29 (a)	3,920	3,801
6.13%, 04/01/30 (a)	2,605	1,889
10.88%, 01/15/32 (a)	5,672	6,010
9.75%, 01/15/34 (a)	2,100	2,159
CVS Health Corporation
7.00%, 03/10/55	3,178	3,338
Global Medical Response, Inc.
7.38%, 10/01/32 (a)	7,736	7,964
Grifols Escrow Issuer S.A.
4.75%, 10/15/28 (a)	6,116	5,939
Lifepoint Health, Inc.
5.38%, 01/15/29 (a) (c)	2,871	2,747
9.88%, 08/15/30 (a)	6,185	6,705
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (a)	7,007	6,762
Radiology Partners, Inc.
8.50%, 07/15/32 (a)	7,036	7,318
Tenet Healthcare Corporation
4.25%, 06/01/29	4,328	4,226
4.38%, 01/15/30	2,480	2,413
6.13%, 06/15/30	3,224	3,269
Teva Pharmaceutical Finance Netherlands III B.V.
3.15%, 10/01/26	2,946	2,893
4.75%, 05/09/27	3,567	3,563
		78,363

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Consumer Staples 4.3%
Allied Universal Holdco LLC
4.63%, 06/01/28 (a)	3,610	3,544
6.88%, 06/15/30 (a)	4,751	4,886
7.88%, 02/15/31 (a)	3,351	3,515
Coty Inc.
4.75%, 01/15/29 (a)	1,172	1,147
6.63%, 07/15/30 (a)	3,646	3,724
Grupo Nutresa S.A.
8.00%, 05/12/30 (a)	3,950	4,237
9.00%, 05/12/35 (a)	2,513	2,857
JBS USA Lux S.A.
7.25%, 11/15/53	2,970	3,403
Marb Bondco PLC
3.95%, 01/29/31 (a)	13,545	12,428
Pilgrim's Pride Corporation
4.25%, 04/15/31	5,763	5,576
3.50%, 03/01/32	1,977	1,810
Raven Acquisition Holding LLC
6.88%, 11/15/31 (a)	5,510	5,664
United Natural Foods, Inc.
6.75%, 10/15/28 (a)	6,944	6,934
		59,725
Materials 2.9%
Compania de Minas Buenaventura S.A.A.
6.80%, 02/04/32 (a)	2,838	2,932
First Quantum Minerals Ltd
8.63%, 06/01/31 (a)	6,755	7,101
7.25%, 02/15/34 (a)	1,461	1,510
FMG Resources (August 2006) Pty Ltd
4.38%, 04/01/31 (a)	5,849	5,582
Mineral Resources Limited
8.13%, 05/01/27 (a)	986	986
9.25%, 10/01/28 (a)	8,936	9,373
7.00%, 04/01/31 (a)	1,521	1,540
NOVA Chemicals Corporation
4.25%, 05/15/29 (a)	4,633	4,486
7.00%, 12/01/31 (a)	5,646	5,947
Trinseo Luxco Finance SPV S.a r.l.
7.63%, 05/03/29 (a) (g)	69	27
		39,484
Utilities 2.3%
Edison International
4.13%, 03/15/28	527	517
6.25%, 03/15/30 (c)	698	726
Sempra
6.40%, 10/01/54	5,027	5,134
6.55%, 04/01/55	3,550	3,628
Venture Global Plaquemines LNG, LLC
7.50%, 05/01/33 (a)	1,335	1,475
7.75%, 05/01/35 (a)	1,462	1,650
Vistra Corp.
8.00%, (100, 10/15/26) (a) (b)	4,328	4,427
8.88%, (100, 01/15/29) (b) (i)	3,150	3,458
Vistra Operations Company LLC
5.00%, 07/31/27 (a)	2,859	2,855
4.38%, 05/01/29 (a)	1,018	997
6.88%, 04/15/32 (a)	6,596	6,901
		31,768
Real Estate 1.8%
Five Point Operating Company, LP
8.00%, 10/01/30 (a)	5,486	5,568
Greystar Real Estate Partners, LLC
7.75%, 09/01/30 (a)	4,361	4,605
RHP Hotel Properties, LP
6.50%, 04/01/32 - 06/15/33 (a)	7,734	7,956
Service Properties Trust
0.00%, 09/30/27 (a) (j)	4,477	3,947
Uniti Group LP
8.63%, 06/15/32 (a) (c)	3,552	3,393
		25,469
Total Corporate Bonds And Notes (cost $1,204,408)		1,234,215
SENIOR FLOATING RATE INSTRUMENTS 5.4%
Communication Services 2.0%
Allen Media, LLC
2021 Term Loan B, 9.65%, (3 Month Term SOFR + 5.50%), 02/10/27 (g) (k)	2,954	2,083
AMC Entertainment Holdings, Inc.
2024 Term Loan, 11.13%, (1 Month Term SOFR + 7.00%), 01/04/29 (k)	7,000	7,013
Aventiv Technologies, LLC
2024 Bridge Term Loan, 14.26%, (3 Month Term SOFR + 10.00%), 12/24/25 (k)	134	141
2024 Incremental Second Out Term Loan, 12.06%, (3 Month Term SOFR + 7.50%), 03/25/26 (k)	165	165
2025 5th Amendment Incremental Bridge Loan, 14.58%, (3 Month Term SOFR + 10.00%), 03/25/26 (k)	70	73
CMG Media Corporation
2024 Term Loan, 7.90%, (3 Month Term SOFR + 3.50%), 06/18/29 (k)	3,242	3,094
CSC Holdings, LLC
2022 Term Loan B6, 8.65%, (1 Month Term SOFR + 4.50%), 01/17/28 (k)	7,213	7,162
Flutter Financing B.V.
2024 Term Loan B, 6.05%, (3 Month Term SOFR + 1.75%), 11/30/30 (k)	1,625	1,618
Gray Television, Inc.
2024 Term Loan B, 9.53%, (1 Month Term SOFR + 5.25%), 05/22/29 (k)	81	81
Iridium Communications Inc.
Term Loan, 0.00%, (SOFR + 2.25%), 09/20/30 (k) (l)	3,745	3,541
ViaSat, Inc.
2023 Term Loan, 8.75%, (1 Month Term SOFR + 4.50%), 05/30/30 (k)	3,390	3,332
		28,303
Industrials 1.4%
Deep Blue Operating I LLC
Term Loan, 0.00%, (SOFR + 2.75%), 09/17/32 (k) (l)	2,247	2,246
Pitney Bowes Inc.
2025 Term Loan B, 8.07%, (1 Month Term SOFR + 3.75%), 01/31/32 (k)	5,643	5,636
PUG LLC
2024 Extended Term Loan B, 0.00%, (1 Month Term SOFR + 4.75%), 03/12/30 (k) (l)	3,655	3,617
United Airlines, Inc.
2024 1st Lien Term Loan B, 6.20%, (3 Month Term SOFR + 2.00%), 02/22/31 (k)	2,499	2,503
Vista Management Holding, Inc.
2025 Term Loan B, 8.04%, (3 Month Term SOFR + 3.75%), 03/27/31 (k)	5,003	5,030
		19,032
Consumer Discretionary 1.0%
Autokiniton US Holdings, Inc.
2024 Term Loan B, 0.00%, (1 Month Term SOFR + 4.00%), 04/06/28 (k) (l)	623	616
2024 Term Loan B, 8.43%, (1 Month Term SOFR + 4.00%), 04/06/28 (k)	3,014	2,981
Clarios Global LP
2024 USD Term Loan B, 6.82%, (1 Month Term SOFR + 2.50%), 05/06/30 (k)	2,698	2,695
First Brands Group, LLC
2022 Incremental Term Loan, 9.57%, (3 Month Term SOFR + 5.00%), 03/30/27 (k)	3,027	1,066
Great Outdoors Group, LLC
2025 Term Loan B, 7.57%, (1 Month Term SOFR + 3.25%), 01/20/32 (k)	3,498	3,493
Sabre GLBL Inc.
2021 Term Loan B1, 7.93%, (1 Month Term SOFR + 3.50%), 12/17/27 (k)	675	638
2021 Term Loan B2, 7.93%, (1 Month Term SOFR + 3.50%), 12/17/27 (k)	452	427
2022 1st Lien Term Loan B, 9.42%, (1 Month Term SOFR + 5.00%), 06/09/28 (k)	361	337

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
2024 Term Loan B1, 10.42%, (1 Month Term SOFR + 6.00%), 11/15/29 (k)	2,015	1,894
		14,147
Information Technology 0.6%
Ahead DB Holdings, LLC
2024 Term Loan B4, 7.05%, (3 Month Term SOFR + 2.75%), 01/24/31 (k)	3,473	3,475
Rocket Software, Inc.
2023 USD Term Loan B, 8.07%, (1 Month Term SOFR + 3.75%), 11/28/28 (k)	4,231	4,237
		7,712
Financials 0.2%
Aretec Group, Inc.
2024 1st Lien Term Loan B, 7.82%, (1 Month Term SOFR + 3.50%), 08/09/30 (k)	3,440	3,440
Health Care 0.2%
Amneal Pharmaceuticals LLC
2025 Term Loan B, 7.82%, (1 Month Term SOFR + 3.50%), 07/24/32 (k)	2,585	2,580
Total Senior Floating Rate Instruments (cost $77,671)		75,214
GOVERNMENT AND AGENCY OBLIGATIONS 0.6%
Sovereign 0.6%
Government of Commonwealth of the Bahamas
8.25%, 06/24/36 (a)	4,522	4,822
Presidence de la Republique de Cote d'Ivoire
8.08%, 04/01/36 (a)	4,031	4,182
Total Government And Agency Obligations (cost $8,765)		9,004
COMMON STOCKS 0.4%
Energy 0.3%
MPLX LP	87	4,356
Prairie Provident Resources Inc. (c) (e)	224	4
Vantage Drilling International (e) (m)	2	25
		4,385
Communication Services 0.1%
Clear Channel Outdoor Holdings, Inc. (e)	335	530
EchoStar Corporation - Class A (e)	4	300
iHeartMedia, Inc. - Class A (e)	141	404
		1,234
Materials 0.0%
Smurfit Westrock Public Limited Company	—	4
Information Technology 0.0%
New Cotai LLC (e) (m)	—	—
Total Common Stocks (cost $8,194)		5,623
SHORT TERM INVESTMENTS 7.5%
Investment Companies 3.9%
JNL Government Money Market Fund - Class I, 4.04% (n) (o)	53,604	53,604
Securities Lending Collateral 3.6%
JNL Government Money Market Fund - Class SL, 4.14% (n) (o)	50,181	50,181
Total Short Term Investments (cost $103,785)		103,785
Total Investments 102.5% (cost $1,402,823)		1,427,841
Other Assets and Liabilities, Net (2.5)%		(34,349)
Total Net Assets 100.0%		1,393,492

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2025, the value and the percentage of net assets of these securities was $1,101,586 and 79.1% of the Fund.

(b) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(c) All or a portion of the security was on loan as of September 30, 2025.

(d) Convertible security.

(e) Non-income producing security.

(f) As of September 30, 2025, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(g) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(h) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2025.

(i) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(j) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(k) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(l) This senior floating rate interest will settle after September 30, 2025. If a reference rate and spread is presented, it will go into effect upon settlement.

(m) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(n) Investment in affiliate.

(o) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL/PPM America High Yield Bond Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.04% - Class I	48,944	401,988	397,328	2,043	—	—	53,604	3.8
JNL Government Money Market Fund, 4.14% - Class SL	79,197	338,168	367,184	2,452	—	—	50,181	3.6
	128,141	740,156	764,512	4,495	—	—	103,785	7.4

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL/PPM America High Yield Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Vistra Corp., 8.88% (callable at 100, 01/15/29)	06/11/24	3,256	3,458	0.2

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PPM America High Yield Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	1,234,215	—	1,234,215
Senior Floating Rate Instruments	—	75,214	—	75,214
Government And Agency Obligations	—	9,004	—	9,004
Common Stocks	5,598	—	25	5,623
Short Term Investments	103,785	—	—	103,785
	109,383	1,318,433	25	1,427,841

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL/PPM America Investment Grade Credit Fund
CORPORATE BONDS AND NOTES 89.2%
Financials 35.2%
AerCap Ireland Capital Designated Activity Company
3.00%, 10/29/28	850	819
AIG Global Funding
5.20%, 06/24/29 (a)	600	617
American Express Company
4.35%, 07/20/29	1,500	1,508
AON North America, Inc.
5.75%, 03/01/54	400	402
Athene Holding Ltd
6.63%, 05/19/55	210	225
Avolon Holdings Funding Limited
4.95%, 01/15/28 (a)	783	791
Banco Santander, S.A.
6.53%, 11/07/27	1,080	1,107
Bank of America Corporation
3.71%, 04/24/28	1,000	994
5.82%, 09/15/29	2,700	2,823
2.97%, 02/04/33	1,420	1,292
5.47%, 01/23/35	1,420	1,483
5.51%, 01/24/36	280	293
Bank of New York Mellon Corporation, The
6.32%, 10/25/29	540	575
5.83%, 10/25/33	1,150	1,239
5.32%, 06/06/36	600	621
Barclays PLC
2.28%, 11/24/27	700	684
5.86%, 08/11/46	537	552
Beacon Funding Trust
6.27%, 08/15/54 (a)	240	246
Berkshire Hathaway Finance Corporation
4.20%, 08/15/48	340	290
3.85%, 03/15/52	310	243
BlackRock Finance, Inc.
2.10%, 02/25/32	460	403
BlackRock, Inc.
5.25%, 03/14/54	190	186
5.35%, 01/08/55	528	524
Blue Owl Credit Income Corp.
6.60%, 09/15/29	280	292
Brookfield Asset Management Ltd.
5.80%, 04/24/35	394	412
6.08%, 09/15/55	140	145
Brown & Brown, Inc.
5.25%, 06/23/32	145	149
5.55%, 06/23/35	79	81
Capital One Financial Corporation
6.18%, 01/30/36	280	290
Citigroup Inc.
6.95%, (100, 02/15/30) (b)	500	514
4.50%, 09/11/31	690	690
3.79%, 03/17/33	1,080	1,026
6.02%, 01/24/36	330	346
5.17%, 09/11/36	400	404
CNO Financial Group, Inc.
6.45%, 06/15/34	250	265
Corebridge Financial, Inc.
5.75%, 01/15/34	460	484
4.40%, 04/05/52	290	240
Equitable Financial Life Global Funding
1.70%, 11/12/26 (a)	940	916
4.95%, 06/09/30 (a)	1,927	1,966
European Bank for Reconstruction and Development
4.13%, 01/25/29	1,040	1,050
European Investment Bank
4.00%, 02/15/29	1,340	1,354
4.25%, 08/16/32	718	730
First Citizens BancShares, Inc.
5.60%, 09/05/35	1,073	1,070
Five Corners Funding Trust II
2.85%, 05/15/30 (a)	720	674
Ford Motor Credit Company LLC
5.92%, 03/20/28	450	457
6.80%, 11/07/28	300	313
General Motors Financial Company, Inc.
5.80%, 06/23/28	390	404
Goldman Sachs Group, Inc., The
4.69%, 10/23/30	580	587
5.56%, 11/19/45	600	609
Golub Capital Private Credit Fund
5.88%, 05/01/30	556	566
Guardian Life Insurance Co.
4.33%, 10/06/30 (a)	400	400
Guardian Life Insurance Company of America, The
3.70%, 01/22/70 (a)	290	200
HSBC Holdings PLC
5.13%, 11/19/28 (c)	400	407
6.16%, 03/09/29	600	626
Inter-American Development Bank
4.50%, 05/15/26	1,910	1,916
International Bank for Reconstruction and Development
4.75%, 04/10/26	500	502
3.88%, 10/16/29 - 02/14/30	3,776	3,798
4.00%, 07/25/30	600	606
4.50%, 04/10/31	630	651
4.38%, 08/27/35	1,067	1,083
JPMorgan Chase & Co.
5.04%, 01/23/28	1,000	1,011
4.51%, 10/22/28	1,640	1,654
2.07%, 06/01/29	1,223	1,160
5.35%, 06/01/34	550	572
4.95%, 10/22/35	710	716
5.57%, 04/22/36 (d)	180	190
5.58%, 07/23/36	441	457
3.11%, 04/22/41	430	338
5.53%, 11/29/45	1,060	1,090
3.96%, 11/15/48	650	532
KfW
5.00%, 03/16/26	1,000	1,004
4.63%, 08/07/26	700	705
3.50%, 08/27/27	3,000	2,990
Lloyds Banking Group PLC
5.72%, 06/05/30	435	455
LPL Holdings, Inc.
5.65%, 03/15/35	190	194
MET Tower Global Funding
4.85%, 01/16/27 (a)	1,000	1,010
Mitsubishi UFJ Financial Group, Inc.
4.53%, 09/12/31	538	540
5.57%, 01/16/36	1,900	1,991
5.19%, 09/12/36	600	609
Morgan Stanley
5.66%, 04/18/30	1,000	1,044
4.65%, 10/18/30	1,580	1,597
5.19%, 04/17/31	1,350	1,393
5.25%, 04/21/34	1,550	1,598
5.59%, 01/18/36	360	377
5.95%, 01/19/38 (e)	340	356
5.52%, 11/19/55	700	708
Morgan Stanley Bank, N.A.
5.02%, 01/12/29	590	601
Morgan Stanley Private Bank, National Association
4.47%, 07/06/28	1,132	1,139
NatWest Group PLC
5.12%, 05/23/31 (c)	576	590
North Haven Private Income Fund LLC
5.13%, 09/25/28 (a)	137	136
Northwestern Mutual Life Foundation, Inc.
6.17%, 05/29/55 (a)	300	322
Royal Bank of Canada
4.97%, 08/02/30	980	1,002
6.35%, 11/24/84 (c)	350	343

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
S&P Global Inc.
5.25%, 09/15/33	550	576
Skandinaviska Enskilda Banken AB
4.50%, 09/03/30 (a)	400	401
The PNC Financial Services Group, Inc.
6.04%, 10/28/33	825	890
5.58%, 01/29/36	492	514
Truist Bank
4.42%, 07/24/28	1,130	1,135
U.S. Bancorp
5.08%, 05/15/31	300	308
5.42%, 02/12/36 (d)	610	631
U.S. Bank National Association
4.73%, 05/15/28 (f)	830	837
UBS Group AG
6.25%, 09/22/29 (a)	700	739
6.54%, 08/12/33 (a)	170	188
Wells Fargo & Company
2.88%, 10/30/30	400	379
5.24%, 01/24/31	700	724
5.15%, 04/23/31	1,000	1,031
5.56%, 07/25/34	200	210
		81,127
Health Care 12.0%
AbbVie Inc.
4.80%, 03/15/29	1,500	1,534
4.25%, 11/21/49	1,000	842
Advocate Health and Hospitals Corporation
3.01%, 06/15/50	440	296
Alcon Finance Corporation
3.00%, 09/23/29 (a)	377	359
2.60%, 05/27/30 (a)	587	544
Amgen Inc.
5.25%, 03/02/30	970	1,005
5.65%, 03/02/53	670	670
AstraZeneca Finance LLC
5.00%, 02/26/34	700	722
Bayer US Finance II LLC
4.63%, 06/25/38 (a)	390	353
Bristol-Myers Squibb Company
4.13%, 06/15/39	350	317
Cencora, Inc.
4.85%, 12/15/29	400	408
5.15%, 02/15/35	564	574
Centene Corporation
3.38%, 02/15/30	1,090	1,003
Cigna Group, The
2.38%, 03/15/31	340	306
5.25%, 01/15/36	1,320	1,337
CVS Health Corporation
4.78%, 03/25/38	940	881
Elevance Health, Inc.
5.00%, 01/15/36	724	719
6.10%, 10/15/52	200	208
Eli Lilly and Company
4.90%, 10/15/35	1,041	1,055
5.05%, 08/14/54	500	478
EMD Finance LLC
4.38%, 10/15/30 (a)	600	599
4.63%, 10/15/32 (a)	243	243
Gilead Sciences, Inc.
4.80%, 04/01/44	560	524
HCA Inc.
5.45%, 09/15/34	326	335
4.63%, 03/15/52	570	471
6.20%, 03/01/55	470	485
Humana Inc.
5.75%, 04/15/54	180	172
Indiana University Health, Inc.
2.85%, 11/01/51	240	154
Johnson & Johnson
4.85%, 03/01/32	570	592
Kaiser Foundation Hospitals
4.15%, 05/01/47	190	159
Labcorp Holdings Inc.
4.35%, 04/01/30	960	961
Mars, Incorporated
3.88%, 04/01/39 (a)	740	647
5.65%, 05/01/45 (a)	310	315
5.70%, 05/01/55 (a)	90	91
McKesson Corporation
4.65%, 05/30/30	1,150	1,170
Merck & Co., Inc.
5.00%, 05/17/53	190	179
Pfizer Investment Enterprises Pte. Ltd
4.45%, 05/19/26	770	772
5.30%, 05/19/53	400	386
Quest Diagnostics Incorporated
4.63%, 12/15/29	1,481	1,503
Roche Holdings, Inc.
5.59%, 11/13/33 (a)	400	430
Royalty Pharma PLC
5.20%, 09/25/35	742	741
3.30%, 09/02/40	1,040	800
STERIS Irish FinCo Unlimited Company
3.75%, 03/15/51 (d)	240	176
Takeda Pharmaceutical Company Limited
5.30%, 07/05/34	670	690
UnitedHealth Group Incorporated
4.95%, 01/15/32	600	614
4.25%, 06/15/48	720	595
6.05%, 02/15/63	200	209
		27,624
Utilities 8.9%
American Water Capital Corp.
5.70%, 09/01/55	310	315
Arizona Public Service Company
5.70%, 08/15/34	542	568
Atmos Energy Corporation
5.20%, 08/15/35	482	493
Consolidated Edison Company of New York, Inc.
4.45%, 03/15/44	500	441
Constellation Energy Generation, LLC
6.50%, 10/01/53	220	245
Duke Energy Corporation
4.95%, 09/15/35	701	696
4.25%, 12/15/41	350	309
Duke Energy Florida, LLC
5.95%, 11/15/52	470	495
Duke Energy Progress, LLC
5.10%, 03/15/34	250	257
4.10%, 03/15/43	380	323
5.55%, 03/15/55	650	653
Entergy Utility Assets, LLC
5.15%, 09/15/34	247	252
Essential Utilities, Inc.
2.70%, 04/15/30	500	465
Exelon Corporation
5.60%, 03/15/53	250	245
6.50%, 03/15/55	1,503	1,575
Florida Power & Light Company
5.30%, 06/15/34	620	646
3.95%, 03/01/48	740	602
Interstate Power and Light Company
5.60%, 06/29/35	354	368
NextEra Energy Capital Holdings, Inc.
4.69%, 09/01/27 (g)	920	930
Niagara Mohawk Power Corporation
6.00%, 07/03/55 (a)	503	519
NiSource Inc.
5.85%, 04/01/55	400	406
Northern States Power Company
5.10%, 05/15/53	140	133
NSTAR Electric Company
1.95%, 08/15/31	250	219
5.40%, 06/01/34	185	192
5.20%, 03/01/35	832	848

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Oncor Electric Delivery Company LLC
3.10%, 09/15/49	430	291
PECO Energy Company
2.85%, 09/15/51	390	251
PG&E Corporation
4.50%, 07/01/40	500	435
6.75%, 01/15/53	400	431
6.70%, 04/01/53	280	300
5.90%, 10/01/54	150	146
Piedmont Natural Gas Company, Inc.
5.05%, 05/15/52	250	227
Public Service Company of Colorado
5.15%, 09/15/35	1,260	1,276
Public Service Electric And Gas Company
5.45%, 03/01/54	400	400
Public Service Enterprise Group Incorporated
5.85%, 11/15/27	690	714
5.88%, 10/15/28	850	890
San Diego Gas & Electric Company
5.35%, 04/01/53	360	347
Sempra
6.40%, 10/01/54	780	797
Southern California Edison Company
4.88%, 02/01/27	300	302
4.65%, 10/01/43	420	358
5.88%, 12/01/53	250	242
Southern California Gas Company
6.35%, 11/15/52	180	197
6.00%, 06/15/55	491	514
Virginia Electric and Power Company
2.45%, 12/15/50	350	204
		20,517
Industrials 6.2%
Aircastle Limited
6.50%, 07/18/28 (a)	900	946
5.00%, 09/15/30 (a)	266	268
Amcor Finance (USA), Inc.
5.63%, 05/26/33	340	355
Amrize Finance US LLC
4.95%, 04/07/30 (a)	391	399
Boeing Company, The
6.30%, 05/01/29 (h)	800	849
6.53%, 05/01/34 (h)	440	487
5.81%, 05/01/50 (h)	400	400
Burlington Northern Santa Fe, LLC
5.40%, 06/01/41	410	419
5.20%, 04/15/54	840	807
5.50%, 03/15/55	400	402
Canadian Pacific Kansas City Limited
3.10%, 12/02/51	200	135
Element Fleet Management Corp.
5.04%, 03/25/30 (a)	460	469
GATX Corporation
6.90%, 05/01/34	350	394
Norfolk Southern Corporation
5.35%, 08/01/54 (d)	450	443
Paychex, Inc.
5.10%, 04/15/30	448	461
5.35%, 04/15/32	345	358
Regal Rexnord Corporation
6.05%, 04/15/28 (h)	710	735
6.40%, 04/15/33 (h)	460	494
Republic Services, Inc.
4.88%, 04/01/29	100	103
RTX Corporation
6.00%, 03/15/31	880	950
6.10%, 03/15/34	610	668
5.38%, 02/27/53	220	215
Smurfit Kappa Treasury Unlimited Company
5.78%, 04/03/54	400	407
UL Solutions Inc.
6.50%, 10/20/28	700	736
Union Pacific Corporation
3.60%, 09/15/37	530	470
3.95%, 08/15/59	200	152
United Airlines Pass Through Certificates, Series 2015-1
4.63%, 04/15/29 (a)	157	155
Verisk Analytics, Inc.
5.25%, 06/05/34	200	206
Waste Connections, Inc.
5.00%, 03/01/34	510	520
Waste Management, Inc.
4.80%, 03/15/32	800	817
		14,220
Information Technology 5.9%
Accenture Capital Inc.
4.05%, 10/04/29	470	470
Apple Inc.
3.45%, 02/09/45	400	318
4.38%, 05/13/45	150	136
4.65%, 02/23/46	500	468
3.95%, 08/08/52	670	546
Applied Materials, Inc.
4.60%, 01/15/36	755	747
AppLovin Corporation
5.38%, 12/01/31	700	724
Broadcom Inc.
5.05%, 07/12/29	1,098	1,130
4.35%, 02/15/30	570	573
4.60%, 07/15/30	546	554
4.90%, 07/15/32	546	558
3.47%, 04/15/34 (a)	420	383
Cisco Systems, Inc.
4.85%, 02/26/29	550	565
4.95%, 02/26/31	310	321
5.30%, 02/26/54	310	306
Foundry JV Holdco LLC
6.15%, 01/25/32 (a)	470	503
Intel Corporation
4.80%, 10/01/41	240	217
Microsoft Corporation
2.53%, 06/01/50	1,000	634
NXP B.V.
3.15%, 05/01/27	690	679
Oracle Corporation
5.20%, 09/26/35	430	432
3.65%, 03/25/41	540	431
4.00%, 11/15/47	410	317
6.00%, 08/03/55	240	241
6.10%, 09/26/65	590	590
Qualcomm Incorporated
4.80%, 05/20/45	200	187
Synopsys, Inc.
4.85%, 04/01/30	968	985
Texas Instruments Incorporated
5.15%, 02/08/54	200	193
Wipro IT Services, LLC
1.50%, 06/23/26 (a)	400	392
		13,600
Consumer Staples 5.2%
Anheuser-Busch InBev Worldwide Inc.
5.45%, 01/23/39	1,430	1,477
Ashtead Capital, Inc.
4.00%, 05/01/28 (a)	530	525
B.A.T Capital Corporation
7.08%, 08/02/53	400	458
Bimbo Bakeries USA, Inc.
5.38%, 01/09/36 (a)	560	567
Bunge Limited Finance Corp.
5.15%, 08/04/35	752	761
Cargill, Incorporated
2.13%, 11/10/31 (a)	550	484
Coca-Cola Company, The
5.30%, 05/13/54	420	418
Constellation Brands, Inc.
4.80%, 05/01/30	111	113
2.25%, 08/01/31	430	379

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
CSL Finance PLC
4.25%, 04/27/32 (a)	330	325
5.11%, 04/03/34 (a)	400	412
JBS USA Holding Lux S.a r.l.
6.38%, 04/15/66 (a)	520	535
JBS USA Lux S.A.
7.25%, 11/15/53	330	378
Kenvue Inc.
5.00%, 03/22/30	309	317
Keurig Dr Pepper Inc.
3.95%, 04/15/29	670	659
Nestle Capital Corporation
4.88%, 03/12/34 (a)	250	257
Nestle Holdings, Inc.
5.25%, 03/13/26 (a)	740	745
Philip Morris International Inc.
4.75%, 11/01/31	850	865
Procter & Gamble Company, The
4.05%, 05/01/30	920	925
Tyson Foods, Inc.
5.70%, 03/15/34	430	453
Unilever Capital Corporation
5.00%, 12/08/33	470	488
Walmart Inc.
4.50%, 04/15/53	500	448
		11,989
Energy 5.0%
BP Capital Markets America Inc.
2.94%, 06/04/51	300	194
Chevron U.S.A. Inc.
4.30%, 10/15/30	476	479
ConocoPhillips Company
5.30%, 05/15/53	270	257
Energy Transfer LP
6.40%, 12/01/30	510	553
5.70%, 04/01/35	250	258
5.80%, 06/15/38	320	326
5.00%, 05/15/50	600	513
Enterprise Products Operating LLC
5.70%, 02/15/42	800	823
Equinor ASA
5.13%, 06/03/35	500	515
Exxon Mobil Corporation
4.23%, 03/19/40	600	549
MPLX LP
5.50%, 06/01/34	380	387
5.40%, 09/15/35	820	823
6.20%, 09/15/55	550	555
Ovintiv Canada ULC
5.65%, 05/15/28	350	360
6.25%, 07/15/33	140	148
Pioneer Natural Resources Company
1.90%, 08/15/30	410	368
Repsol E&P Capital Markets US LLC
5.20%, 09/16/30 (a)	250	252
Sabine Pass Liquefaction, LLC
5.00%, 03/15/27	570	574
4.50%, 05/15/30	850	854
Shell International Finance B.V.
3.00%, 11/26/51	400	266
Targa Resources Corp.
6.15%, 03/01/29	850	896
Targa Resources Partners LP
4.00%, 01/15/32	610	579
TotalEnergies SE
5.64%, 04/05/64	300	299
Williams Companies, Inc., The
5.30%, 09/30/35 - 08/15/52	840	827
		11,655
Communication Services 4.8%
Alphabet Inc.
4.50%, 05/15/35	760	761
1.90%, 08/15/40	320	219
5.25%, 05/15/55	90	90
5.30%, 05/15/65	132	131
AT&T Inc.
5.25%, 03/01/37	1,050	1,067
4.85%, 03/01/39	890	854
4.30%, 12/15/42	350	303
3.65%, 06/01/51	1,380	998
Charter Communications Operating, LLC
3.50%, 06/01/41 - 03/01/42	810	588
Comcast Corporation
3.75%, 04/01/40	640	538
2.89%, 11/01/51	500	309
Cox Communications, Inc.
5.95%, 09/01/54 (a)	450	419
Meta Platforms, Inc.
5.60%, 05/15/53	410	416
5.55%, 08/15/64	250	248
SoftBank Corp.
5.33%, 07/09/35 (a)	628	633
T-Mobile USA, Inc.
4.95%, 03/15/28	800	815
2.25%, 11/15/31	400	352
5.75%, 01/15/34	850	901
5.65%, 01/15/53	240	237
Verizon Communications Inc.
4.40%, 11/01/34	1,000	965
Walt Disney Company, The
6.65%, 11/15/37	280	324
		11,168
Consumer Discretionary 2.8%
Amazon.com, Inc.
3.88%, 08/22/37	1,060	975
2.50%, 06/03/50	200	124
Flutter Treasury Designated Activity Company
5.88%, 06/04/31 (a)	200	203
General Motors Company
5.63%, 04/15/30	600	622
Honda Motor Co., Ltd.
5.34%, 07/08/35	380	387
Hyundai Capital America
4.88%, 11/01/27 (a)	550	556
4.50%, 09/18/30 (a)	476	474
Lowe`s Companies, Inc.
3.00%, 10/15/50	450	291
Marriott International, Inc.
4.65%, 12/01/28	250	253
5.25%, 10/15/35	700	706
McDonald's Corporation
5.45%, 08/14/53	260	257
Royal Caribbean Cruises Ltd.
5.38%, 01/15/36	329	331
Southern California, University of
3.84%, 10/01/47	450	362
Spectrum Management Holding Company, LLC
6.75%, 06/15/39	150	157
Trustees of Columbia University In The City of New York, The
4.36%, 10/01/35	447	439
University of Chicago, The
2.76%, 04/01/45	350	276
		6,413
Materials 1.9%
Amcor Flexibles North America, Inc.
5.50%, 03/17/35	300	309
Antofagasta PLC
5.63%, 09/09/35 (a)	417	425
Corporacion Nacional del Cobre de Chile
6.78%, 01/13/55 (a)	430	462
Ecolab Inc.
5.00%, 09/01/35	210	214
Glencore Funding LLC
5.19%, 04/01/30 (a)	164	169
5.67%, 04/01/35 (a)	367	382
Newmont Corporation
5.35%, 03/15/34	1,000	1,043

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Nutrien Ltd.
5.40%, 06/21/34	600	618
Packaging Corporation of America
5.20%, 08/15/35	187	191
Sonoco Products Company
4.45%, 09/01/26	173	173
4.60%, 09/01/29	450	452
		4,438
Real Estate 1.3%
American Tower Corporation
1.45%, 09/15/26	1,020	995
2.90%, 01/15/30	450	424
CoStar Group, Inc.
2.80%, 07/15/30 (a)	480	439
ERP Operating Limited Partnership
4.95%, 06/15/32	178	182
National Health Investors, Inc.
5.35%, 02/01/33	215	213
ProLogis, L.P.
5.25%, 06/15/53	200	193
VICI Properties Inc.
4.13%, 08/15/30 (a)	540	521
		2,967
Total Corporate Bonds And Notes (cost $200,591)		205,718
GOVERNMENT AND AGENCY OBLIGATIONS 6.8%
U.S. Treasury Bond 4.2%
Treasury, United States Department of
4.13%, 08/15/44	7,000	6,497
2.88%, 11/15/46	4,150	3,105
		9,602
Sovereign 2.1%
CPPIB Capital Inc.
3.75%, 10/08/27 (a)	1,050	1,049
Gobierno Federal de los Estados Unidos Mexicanos
5.38%, 03/22/33	513	513
6.00%, 05/07/36	410	421
6.34%, 05/04/53	460	448
Israel, State of
5.50%, 03/12/34	520	533
ROP Sukuk Trust
5.05%, 06/06/29 (a)	960	984
Segretariato Generale Della Presidenza Della Repubblica
3.88%, 05/06/51	310	219
The Philippines, Government of
5.95%, 10/13/47	250	268
Urzad Rady Ministrow
5.50%, 03/18/54	550	528
		4,963
Municipal 0.5%
Jobsohio Beverage System
4.43%, 01/01/33	145	146
Metropolitan Transportation Authority
6.81%, 11/15/40	160	178
New Jersey Turnpike Authority
7.10%, 01/01/41	250	290
Texas, State of
5.52%, 04/01/39	250	260
The University of Texas System
4.79%, 08/15/46	230	219
		1,093
Total Government And Agency Obligations (cost $15,379)		15,658
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 2.7%
American Airlines, Inc.
Series 2016-AA-2, 3.20%, 06/15/28	243	235
Series 2016-A-2, 3.65%, 06/15/28	200	191
British Airways PLC
Series 2018-AA-1, 3.80%, 09/20/31	223	218
Series 2019-1, 3.30%, 12/15/32	293	277
DLLAD 2024-1 LLC
Series 2024-A2-1A, 5.50%, 06/20/26	567	570
Greatamerica Leasing Receivables Funding, L.L.C.
Series 2025-A2-1, 4.52%, 04/15/27	906	909
OBX 2025-NQM13 Trust
Series 2025-A1-NQM13, REMIC, 5.44%, 05/25/65 (g)	476	480
QTS Issuer ABS I LLC
Series 2025-A2-1A, 5.44%, 05/28/30	690	706
RIDE 2025-SHRE
Series 2025-A-SHRE, REMIC, 5.62%, 02/14/30 (e)	210	215
SFS Auto Receivables Securitization Trust 2024-2
Series 2024-A2-2A, 5.71%, 10/20/27	117	117
United Airlines Pass Through Certificates, Series 2015-1
Series 2023-1, 5.80%, 01/15/36	1,353	1,399
United Airlines Pass Through Certificates, Series 2016-2
Series 2024-AA-1, 5.45%, 02/15/37	615	632
United Airlines Pass Through Certificates, Series 2019-1
Series 2019-AA-1, 4.15%, 08/25/31	273	266
Total Non-U.S. Government Agency Asset-Backed Securities (cost $6,092)		6,215
SHORT TERM INVESTMENTS 0.7%
Securities Lending Collateral 0.7%
JNL Government Money Market Fund - Class SL, 4.14% (i) (j)	1,699	1,699
Total Short Term Investments (cost $1,699)		1,699
Total Investments 99.4% (cost $223,761)		229,290
Other Derivative Instruments 0.0%		8
Other Assets and Liabilities, Net 0.6%		1,308
Total Net Assets 100.0%		230,606

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2025, the value and the percentage of net assets of these securities was $27,039 and 11.7% of the Fund.

(b) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(c) Convertible security.

(d) All or a portion of the security was on loan as of September 30, 2025.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(g) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2025.

(h) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2025.

(i) Investment in affiliate.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL/PPM America Investment Grade Credit Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.04% - Class I	925	98,402	99,327	108	—	—	—	—
JNL Government Money Market Fund, 4.14% - Class SL	2,289	17,147	17,737	31	—	—	1,699	0.7
	3,214	115,549	117,064	139	—	—	1,699	0.7

JNL/PPM America Investment Grade Credit Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
U.S. Bank National Association, 4.73%, 05/15/28	05/12/25	830	837	0.4

JNL/PPM America Investment Grade Credit Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	38	January 2026	7,914	4	5
United States 5 Year Note	15	January 2026	1,643	1	(5)
				5	—
Short Contracts
United States 10 Year Ultra Bond	(29)	December 2025	(3,346)	2	9
United States Long Bond	(2)	December 2025	(234)	—	—
United States Ultra Bond	(1)	December 2025	(120)	1	—
				3	9

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PPM America Investment Grade Credit Fund
Assets - Securities
Corporate Bonds And Notes	—	205,718	—	205,718
Government And Agency Obligations	—	15,658	—	15,658
Non-U.S. Government Agency Asset-Backed Securities	—	6,215	—	6,215
Short Term Investments	1,699	—	—	1,699
	1,699	227,591	—	229,290
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	14	—	—	14
	14	—	—	14
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(5)	—	—	(5)
	(5)	—	—	(5)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL/PPM America Total Return Fund
GOVERNMENT AND AGENCY OBLIGATIONS 55.7%
U.S. Treasury Note 22.2%
Treasury, United States Department of
3.75%, 08/15/27 - 05/15/28	73,480	73,667
4.63%, 04/30/29 - 09/30/30	11,400	11,797
4.13%, 11/30/29 - 05/31/32	56,270	57,123
3.50%, 04/30/30 - 02/15/33	17,345	17,045
3.88%, 06/30/30 - 08/15/33	67,543	67,730
4.88%, 10/31/30	3,750	3,942
1.38%, 11/15/31	14,001	12,119
2.88%, 05/15/32	45,388	42,670
4.50%, 11/15/33	3,750	3,877
4.38%, 05/15/34	23,655	24,204
		314,174
Mortgage-Backed Securities 21.4%
Federal Home Loan Mortgage Corporation
2.50%, 08/01/31 - 11/01/51	4,077	3,517
3.00%, 05/01/34 - 06/01/52	13,072	11,704
2.00%, 04/01/36 - 06/01/52	24,089	20,510
3.50%, 08/01/37 - 05/01/48	8,209	7,711
4.00%, 10/01/37 - 06/01/48	6,615	6,401
5.00%, 02/01/38 - 03/01/55	28,101	27,930
4.50%, 07/01/38 - 09/01/52	15,460	15,170
5.50%, 10/01/53 - 09/01/54	24,553	24,783
6.00%, 11/01/53 - 03/01/54	10,453	10,702
Federal National Mortgage Association, Inc.
2.50%, 01/01/31 - 01/01/52	16,671	14,695
3.00%, 04/01/31 - 05/01/53	24,809	22,377
5.00%, 06/01/35 - 04/01/53	10,210	10,198
2.00%, 10/01/35 - 05/01/52	38,216	31,247
4.00%, 10/01/37 - 09/01/49	9,941	9,570
4.50%, 05/01/38 - 10/01/52	9,832	9,669
3.50%, 11/01/42 - 08/01/49	7,818	7,313
5.50%, 02/01/53	2,570	2,607
6.00%, 10/01/53	2,568	2,629
Government National Mortgage Association
5.00%, 08/20/41 - 01/20/55	7,510	7,503
3.50%, 06/20/43 - 05/20/52	8,457	7,870
4.00%, 05/20/44 - 04/20/53	7,451	7,112
3.00%, 07/20/45 - 06/20/52	9,538	8,567
4.50%, 12/20/48 - 06/20/53	13,677	13,363
2.50%, 08/20/50 - 04/20/52	16,918	14,581
2.00%, 10/20/51 - 01/20/52	6,153	5,093
		302,822
U.S. Treasury Bond 11.1%
Treasury, United States Department of
3.75%, 08/15/41 - 11/15/43	18,998	17,067
3.13%, 11/15/41	11,200	9,324
4.13%, 08/15/44	19,330	17,941
2.50%, 02/15/45 - 02/15/46	51,398	36,580
4.75%, 02/15/45 - 05/15/55	19,090	19,195
3.00%, 02/15/48	16,488	12,446
2.88%, 05/15/49	20,310	14,811
2.25%, 08/15/49	23,095	14,733
4.00%, 11/15/52	16,510	14,607
		156,704
U.S. Government Agency Obligations 1.0%
Federal National Mortgage Association, Inc.
0.88%, 08/05/30 (a) (b)	7,104	6,202
Tennessee Valley Authority
3.88%, 08/01/30 (b)	4,730	4,725
4.88%, 05/15/35 (b)	3,530	3,636
		14,563
Total Government And Agency Obligations (cost $820,846)		788,263
CORPORATE BONDS AND NOTES 29.6%
Financials 12.5%
Ally Financial Inc.
6.65%, 01/17/40	4,801	4,804
American Express Company
5.27%, 07/26/28 (c)	2,694	2,714
5.67%, 04/25/36	3,477	3,673
Athene Holding Ltd
6.63%, 05/19/55	2,074	2,219
Bank of America Corporation
2.97%, 02/04/33	2,908	2,647
5.52%, 10/25/35	4,205	4,306
Bank of New York Mellon Corporation, The
6.47%, 10/25/34	2,493	2,774
Barclays PLC
7.63%, (100, 03/15/35) (a) (d) (e)	1,772	1,876
Blue Owl Technology Finance Corp.
6.10%, 03/15/28 (f)	1,958	1,984
Brookfield Asset Management Ltd.
6.08%, 09/15/55	879	913
Brown & Brown, Inc.
5.55%, 06/23/35	1,002	1,030
6.25%, 06/23/55	677	713
Capital One Financial Corporation
6.38%, 06/08/34	1,732	1,870
6.18%, 01/30/36	3,287	3,410
Chubb Ina Holdings LLC
4.90%, 08/15/35	1,403	1,411
Citadel Limited Partnership
6.38%, 01/23/32 (f) (g)	2,402	2,542
Citigroup Inc.
6.88%, (100, 08/15/30) (d)	3,550	3,662
7.13%, (100, 08/15/29) (d)	2,750	2,842
6.02%, 01/24/36	2,776	2,909
5.17%, 09/11/36	3,476	3,513
CrossCountry Intermediate HoldCo LLC
6.50%, 10/01/30 (f)	1,732	1,738
Daimler Trucks Finance North America LLC
5.11%, (SOFR + 0.96%), 09/25/27 (c) (f)	3,995	4,010
First Citizens BancShares, Inc.
5.60%, 09/05/35	4,035	4,023
Ford Motor Credit Company LLC
4.13%, 08/17/27	632	621
7.35%, 11/04/27	3,456	3,604
6.05%, 03/05/31	1,100	1,126
6.05%, 11/05/31	1,340	1,369
6.13%, 03/08/34	2,820	2,832
Freedom Mortgage Holdings LLC
9.25%, 02/01/29 (f)	793	836
8.38%, 04/01/32 (f)	1,859	1,948
General Motors Financial Company, Inc.
5.69%, 05/08/27 (c)	4,700	4,725
Global Atlantic Financial Company
7.95%, 10/15/54 (f)	4,874	5,187
Goldman Sachs Group, Inc., The
5.56%, 11/19/45	5,384	5,464
5.73%, 01/28/56	1,681	1,743
Golub Capital Private Credit Fund
5.45%, 08/15/28 (f)	967	972
5.80%, 09/12/29	3,890	3,939
Henneman Trust
6.58%, 05/15/55 (f)	2,856	3,049
HPS Corporate Lending Fund
4.90%, 09/11/28 (f)	2,174	2,162
ING Groep N.V.
7.00%, (100, 11/16/32) (d) (e)	3,550	3,661
Jane Street Group, LLC
6.75%, 05/01/33 (f)	2,366	2,459
JPMorgan Chase & Co.
4.60%, 10/22/30	2,071	2,095
5.57%, 04/22/36	4,690	4,949
5.58%, 07/23/36	2,571	2,665
LPL Holdings, Inc.
5.75%, 06/15/35	3,500	3,591
Macquarie AirFinance Holdings Limited
6.40%, 03/26/29 (f)	4,199	4,415
MassMutual Global Funding II
5.09%, (SOFR + 0.74%), 04/09/27 (c) (f)	7,690	7,732
Morgan Stanley
5.36%, (SOFR + 1.02%), 04/13/28 (c)	6,000	6,031
5.19%, 04/17/31	2,532	2,613
6.63%, 11/01/34	2,880	3,225

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
5.52%, 11/19/55	3,769	3,813
Morgan Stanley Bank, N.A.
5.19%, (SOFR + 0.86%), 05/26/28 (c) (h)	2,005	2,010
Morgan Stanley Private Bank, National Association
4.73%, 07/18/31	4,993	5,065
National Rural Utilities Cooperative Finance Corporation
7.48%, (3 Month Term SOFR + 3.17%), 04/30/43 (c)	803	802
New York Life Global Funding
5.00%, 01/09/34 (f)	4,628	4,734
North Haven Private Income Fund LLC
5.13%, 09/25/28 (f)	1,211	1,205
Northwestern Mutual Life Foundation, Inc.
6.17%, 05/29/55 (f)	1,752	1,881
Rocket Companies, Inc.
6.13%, 08/01/30 (f)	880	903
6.38%, 08/01/33 (f)	880	909
State Street Corporation
6.12%, 11/21/34	1,900	2,058
Synovus Financial Corp.
6.17%, 11/01/30	1,610	1,671
The PNC Financial Services Group, Inc.
5.58%, 01/29/36	2,855	2,981
Wells Fargo & Company
5.41%, (SOFR + 1.07%), 04/22/28 (c)	3,523	3,545
		176,173
Utilities 3.6%
Alliant Energy Corporation
5.75%, 04/01/56	1,532	1,535
American Electric Power Company, Inc.
6.05%, 03/15/56	1,552	1,555
Duke Energy Progress, LLC
5.05%, 03/15/35	3,082	3,135
5.55%, 03/15/55	3,130	3,143
Edison International
5.25%, 11/15/28	5,746	5,785
Exelon Corporation
6.50%, 03/15/55	2,199	2,305
Interstate Power and Light Company
5.60%, 10/01/55	1,315	1,296
NRG Energy, Inc.
5.41%, 10/15/35 (f)	3,876	3,884
PG&E Corporation
3.25%, 06/01/31	1,512	1,390
5.90%, 06/15/32	3,593	3,766
6.75%, 01/15/53	1,419	1,529
6.10%, 10/15/55	3,545	3,540
PPL Electric Utilities Corporation
5.00%, 05/15/33	7,236	7,447
RWE Finance US, LLC
5.13%, 09/18/35 (f)	2,115	2,086
5.88%, 09/18/55 (f)	2,032	2,006
Southern California Edison Company
5.90%, 03/01/55	1,940	1,881
Vistra Operations Company LLC
6.95%, 10/15/33 (f)	4,162	4,639
		50,922
Consumer Staples 2.4%
B.A.T Capital Corporation
5.35%, 08/15/32	3,730	3,859
Grupo Nutresa S.A.
9.00%, 05/12/35 (f)	4,042	4,596
JBS USA Holding Lux S.a r.l.
6.38%, 04/15/66 (f)	1,418	1,459
JBS USA Lux S.A.
7.25%, 11/15/53	5,545	6,354
Marb Bondco PLC
3.95%, 01/29/31 (f)	3,470	3,184
PepsiCo, Inc.
5.00%, 07/23/35	4,730	4,813
Philip Morris International Inc.
4.88%, 04/30/35	7,130	7,138
Walmart Inc.
4.90%, 04/28/35	2,891	2,972
		34,375
Consumer Discretionary 2.0%
Advance Auto Parts, Inc.
7.00%, 08/01/30 (f)	1,863	1,919
7.38%, 08/01/33 (f)	1,863	1,921
Carnival Corporation
5.13%, 05/01/29 (f)	2,003	2,007
5.75%, 08/01/32 (f)	3,580	3,645
6.13%, 02/15/33 (f)	2,983	3,059
Hyundai Capital America
5.19%, (SOFR + 1.04%), 06/24/27 (c) (f)	4,450	4,466
Resorts World Las Vegas LLC
8.45%, 07/27/30 (f)	1,410	1,432
4.63%, 04/06/31 (f)	1,700	1,454
Royal Caribbean Cruises Ltd.
5.63%, 09/30/31 (f)	1,480	1,508
5.38%, 01/15/36	2,024	2,036
SkyMiles IP Ltd.
4.50%, 10/20/25 (f)	26	26
Voyager Parent, LLC
9.25%, 07/01/32 (f)	3,289	3,478
Warnermedia Holdings, Inc.
5.05%, 03/15/42	1,595	1,273
		28,224
Energy 1.9%
Chevron U.S.A. Inc.
4.85%, 10/15/35	7,130	7,205
Crescent Energy Finance LLC
7.38%, 01/15/33 (f)	2,220	2,162
Energy Transfer LP
6.50%, (100, 08/15/26) (d)	565	568
7.13%, (100, 05/15/30) (d)	2,573	2,664
Phillips 66
5.88%, 03/15/56	2,575	2,554
6.20%, 03/15/56	1,932	1,937
Sunoco LP
7.88%, (100, 09/18/30) (d) (f)	1,828	1,861
Venture Global LNG, Inc.
9.00%, (100, 09/30/29) (d) (f)	4,195	4,153
Venture Global Plaquemines LNG, LLC
6.50%, 01/15/34 (f)	1,314	1,385
6.75%, 01/15/36 (f)	1,635	1,738
		26,227
Health Care 1.7%
Amgen Inc.
5.15%, 11/15/41	1,097	1,066
CVS Health Corporation
7.00%, 03/10/55	2,874	3,018
Eli Lilly and Company
4.55%, 10/15/32	2,534	2,557
4.90%, 10/15/35	3,057	3,097
5.55%, 10/15/55	1,568	1,614
EMD Finance LLC
5.00%, 10/15/35 (f)	4,260	4,262
Mars, Incorporated
3.74%, 10/11/27 (h) (i)	1,200	1,185
Royalty Pharma PLC
5.20%, 09/25/35	3,254	3,250
Universal Health Services, Inc.
2.65%, 01/15/32	2,640	2,296
5.05%, 10/15/34	1,659	1,620
		23,965
Industrials 1.6%
Boeing Company, The
7.01%, 05/01/64 (g)	1,318	1,526
JH North America Holdings Inc.
5.88%, 01/31/31 (f)	439	446
Maxam Prill S.a r.l.
7.75%, 07/15/30 (f)	2,860	2,881
Paychex, Inc.
5.35%, 04/15/32	3,012	3,124

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Regal Rexnord Corporation
6.05%, 02/15/26 (g)	2,477	2,487
Smyrna Ready Mix Concrete, LLC
8.88%, 11/15/31 (f)	2,976	3,144
Uber Technologies, Inc.
4.80%, 09/15/34	1,500	1,502
United Airlines Pass Through Certificates, Series 2015-1
4.38%, 04/15/26 (f)	2,340	2,337
4.63%, 04/15/29 (f)	2,842	2,800
XPO, Inc.
6.25%, 06/01/28 (f)	2,506	2,553
		22,800
Materials 1.4%
Antofagasta PLC
5.63%, 09/09/35 (f)	306	312
Corporacion Nacional del Cobre de Chile
6.78%, 01/13/55 (f)	2,637	2,832
First Quantum Minerals Ltd
8.63%, 06/01/31 (f)	840	883
8.00%, 03/01/33 (f)	340	359
Glencore Funding LLC
5.63%, 04/04/34 (f)	5,090	5,296
5.67%, 04/01/35 (f)	4,597	4,787
Mineral Resources Limited
7.00%, 04/01/31 (f)	1,168	1,183
NOVA Chemicals Corporation
4.25%, 05/15/29 (f)	1,860	1,801
7.00%, 12/01/31 (f)	1,690	1,780
Packaging Corporation of America
5.20%, 08/15/35	1,158	1,181
		20,414
Communication Services 1.1%
Alphabet Inc.
5.25%, 05/15/55	1,358	1,362
5.30%, 05/15/65	1,267	1,262
Charter Communications Operating, LLC
5.85%, 12/01/35	3,100	3,125
Meta Platforms, Inc.
5.40%, 08/15/54	2,552	2,519
5.55%, 08/15/64	1,908	1,896
SoftBank Corp.
5.33%, 07/09/35 (f)	5,810	5,856
		16,020
Information Technology 1.1%
Broadcom Inc.
4.60%, 07/15/30	2,920	2,963
4.55%, 02/15/32	2,000	2,013
4.90%, 07/15/32	2,920	2,985
Cisco Systems, Inc.
5.05%, 02/26/34	3,961	4,098
Foundry JV Holdco LLC
5.88%, 01/25/34 (f)	2,810	2,930
		14,989
Real Estate 0.3%
Broadstone Net Lease, LLC
5.00%, 11/01/32	1,490	1,482
National Health Investors, Inc.
5.35%, 02/01/33	1,758	1,743
VICI Properties Inc.
3.75%, 02/15/27 (f)	1,679	1,661
		4,886
Total Corporate Bonds And Notes (cost $408,613)		418,995
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 10.6%
ALA Trust 2025-OANA
Series 2025-A-OANA, REMIC, 5.89%, (1 Month Term SOFR + 1.74%), 06/15/27 (c)	1,100	1,106
Series 2025-B-OANA, REMIC, 5.99%, (1 Month Term SOFR + 1.84%), 06/15/27 (c)	1,470	1,479
American Airlines, Inc.
Series 2016-AA-2, 3.20%, 06/15/28	3,512	3,394
ARDN 2025-ARCP Mortgage Trust
Series 2025-A-ARCP, REMIC, 5.79%, (1 Month Term SOFR + 1.75%), 06/15/27 (c)	2,839	2,844
Bank 2017-Bnk5
Series 2017-AS-BNK5, REMIC, 3.62%, 06/17/27	2,286	2,226
Barings CLO Ltd.2025-III
Series 2025-B-3A, 5.93%, (3 Month Term SOFR + 1.65%), 03/31/38 (c)	5,000	5,016
Benefit Street Partners CLO 41 Ltd
Series 2025-B-41A, 5.96%, (3 Month Term SOFR + 1.65%), 07/26/38 (c)	2,150	2,157
BSTN Commercial Mortgage Trust 2025-HUB
Series 2025-A-HUB, REMIC, 0.00%, 04/15/41 (c)	1,427	1,427
CIM Trust 2021-J2
Series 2021-A1-J2, REMIC, 2.50%, 11/25/42 (c)	4,596	3,810
CSMC 2017-HL1 Trust
Series 2017-A1-HL1, REMIC, 3.50%, 05/25/39 (c)	331	300
DataBank Issuer II LLC
Series 2025-A2-1A, 5.18%, 10/25/28	1,845	1,842
Dell Equipment Finance Trust 2023-2
Series 2023-A3-2, 5.65%, 02/23/26	1,843	1,850
Dell Equipment Finance Trust 2024-1
Series 2024-A3-1, 5.39%, 12/22/26	5,448	5,496
DLLAD 2024-1 LLC
Series 2024-A2-1A, 5.50%, 06/20/26	2,481	2,494
Dryden 123 CLO Ltd
Series 2025-A1-123A, 7.04%, (3 Month Term SOFR + 1.15%), 04/15/38 (c)	6,500	6,500
Extended Stay America, Inc.
Series 2025-A-ESH, 0.00%, 10/15/30 (c)	1,175	1,177
Garnet CLO 2 Ltd
Series 2025-A-2A, 5.50%, (3 Month Term SOFR + 1.35%), 10/20/38 (c)	3,500	3,512
GM Financial Automobile Leasing Trust 2023-3
Series 2023-A3-3, 5.38%, 11/20/26	474	474
GM Financial Automobile Leasing Trust 2025-3
Series 2025-A3-3, 4.17%, 09/20/27	1,731	1,738
GM Financial Consumer Automobile Receivables Trust 2021-4
Series 2021-B-4, 1.25%, 10/18/27	2,900	2,876
GM Financial Consumer Automobile Receivables Trust 2022-2
Series 2022-B-2, 3.77%, 04/17/28	3,441	3,431
GM Financial Consumer Automobile Receivables Trust 2023-2
Series 2023-A3-2, 4.47%, 02/16/28	1,624	1,627
Grace Trust
Series 2020-A-GRCE, REMIC, 2.35%, 12/12/30	5,550	4,925
Greatamerica Leasing Receivables Funding, L.L.C.
Series 2025-A2-1, 4.52%, 04/15/27	2,332	2,339
GS Mortgage Securities Corp II
Series 2023-A-SHIP, REMIC, 4.32%, 09/11/26 (c)	3,622	3,617
Hilton Grand Vacations Trust 2019-A
Series 2019-A-AA, 2.34%, 07/25/33	565	558
Hilton Grand Vacations Trust 2020-A
Series 2020-A-AA, 2.74%, 02/25/39	654	641
Houston Galleria Mall Trust 2025-HGLR
Series 2025-A-HGLR, REMIC, 5.64%, 02/07/35 (c)	3,137	3,234
HPEFS Equipment Trust 2025-1
Series 2025-A3-1A, 4.43%, 11/22/27	2,955	2,966
Hudson Yards 2019-30HY Mortgage Trust
Series 2019-A-30HY, REMIC, 3.23%, 07/12/29	2,295	2,181
Hyundai Auto Lease Securitization Trust 2024-C
Series 2024-A3-C, 4.62%, 02/16/27	1,700	1,712
Hyundai Auto Receivables Trust 2021-C
Series 2021-B-C, 1.49%, 11/15/25	1,815	1,803
J.P. Morgan Mortgage Acquisition Corp.
Series 2016-2A1-3, REMIC, 2.94%, 01/25/29 (c)	260	245

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
J.P. Morgan Mortgage Trust 2022-4
Series 2022-A3-4, REMIC, 3.00%, 09/25/43 (c)	4,688	4,055
JPMorgan Chase & Co.
Series 2014-A1-5, REMIC, 2.80%, 10/25/26 (c)	89	88
KKR CLO 54 LTD
Series 2024-A-54A, 5.64%, (3 Month Term SOFR + 1.32%), 01/15/38 (c)	6,500	6,519
LEX 2024-BBG Mortgage Trust
Series 2024-A-BBG, REMIC, 4.87%, 10/13/33 (c)	2,500	2,515
M&T Equipment (2025-LEAF1), LLC
Series 2025-A2-1A, 4.70%, 12/16/27	4,573	4,607
Manhattan West 2020-1MW Mortgage Trust
Series 2020-A-OMW, REMIC, 2.13%, 09/10/27	3,833	3,652
MetroNet Infrastructure Issuer LLC
Series 2025-A2-2A, 5.40%, 08/20/30	1,450	1,472
MVW 2024-2 LLC
Series 2024-A-2A, 4.43%, 03/20/42	5,407	5,403
NRTH 2024-PARK Mortgage Trust
Series 2024-A-PARK, REMIC, 5.79%, (1 Month Term SOFR + 1.64%), 03/15/29 (c)	2,830	2,824
OBX 2025-NQM11 Trust
Series 2025-A1-NQM11, REMIC, 5.42%, 05/25/65 (j)	2,353	2,373
OBX 2025-NQM13 Trust
Series 2025-A1-NQM13, REMIC, 5.44%, 05/25/65 (j)	3,435	3,466
PARK BLUE CLO 2023-III LTD
Series 2023-A1R-3A, 5.81%, (3 Month Term SOFR + 1.48%), 04/20/37 (c)	7,077	7,112
PK Alift Loan Funding 7 LP
Series 2025-A-2, 4.75%, 02/17/32 (i)	1,437	1,437
QTS Issuer ABS I LLC
Series 2025-A2-1A, 5.44%, 05/28/30	2,850	2,916
RIDE 2025-SHRE
Series 2025-A-SHRE, REMIC, 5.62%, 02/14/30 (c)	1,340	1,373
Series 2025-B-SHRE, REMIC, 6.02%, 02/14/30 (c)	660	678
SBNA Auto Lease Trust 2024-C
Series 2024-A3-C, 4.56%, 02/22/28	2,039	2,046
Sequoia Mortgage Trust 2020-4
Series 2020-A2-4, REMIC, 2.50%, 10/25/43 (c)	2,346	1,930
SFS Auto Receivables Securitization Trust 2024-2
Series 2024-A2-2A, 5.71%, 10/20/27	384	384
Silver Point CLO 12 Ltd
Series 2025-A1-12A, 5.29%, (3 Month Term SOFR + 1.31%), 10/15/38 (c)	5,000	5,002
Stellantis Financial Underwritten Enhanced Lease Trust 2025-A
Series 2025-A2-AA, 4.63%, 12/20/26	3,767	3,785
Stellantis Financial Underwritten Enhanced Lease Trust 2025-B
Series 2025-A3-BA, 4.27%, 11/22/27	3,625	3,640
VTR Commercial Mortgage Trust 2025-STEM
Series 2025-B-STEM, 5.50%, 10/15/29 (k)	900	900
Wells Fargo Mortgage Backed Securities Trust
Series 2020-A1-3, REMIC, 3.00%, 12/25/42 (c)	922	790
Total Non-U.S. Government Agency Asset-Backed Securities (cost $152,468)		149,964
SENIOR FLOATING RATE INSTRUMENTS 3.0%
Communication Services 0.8%
Cimpress Public Limited Company
2024 Term Loan B, 6.82%, (1 Month Term SOFR + 2.50%), 05/17/28 (c)	2,501	2,503
Flutter Financing B.V.
2024 Term Loan B, 6.05%, (3 Month Term SOFR + 1.75%), 11/30/30 (c)	6,843	6,814
TKO Worldwide Holdings, LLC
2025 Term Loan, 6.04%, (3 Month Term SOFR + 2.00%), 11/21/31 (c)	1,633	1,635
		10,952
Industrials 0.8%
Air Canada
2024 Term Loan B, 6.17%, (1 Month Term SOFR + 2.00%), 03/14/31 (c)	2,446	2,443
EOC Borrower, LLC
Term Loan B, 7.32%, (1 Month Term SOFR + 3.00%), 01/28/32 (c)	1,374	1,373
Grant Thornton Advisors LLC
2025 Term Loan B, 6.82%, (1 Month Term SOFR + 2.50%), 05/30/31 (c)	607	603
Stonepeak Bayou Holdings LP
Term Loan, 0.00%, (SOFR + 2.75%), 09/24/32 (c) (l)	1,826	1,821
Stonepeak Nile Parent LLC
Term Loan B, 7.08%, (3 Month Term SOFR + 2.75%), 02/03/32 (c)	2,091	2,089
Vista Management Holding, Inc.
2025 Term Loan B, 8.04%, (3 Month Term SOFR + 3.75%), 03/27/31 (c)	2,605	2,620
		10,949
Consumer Discretionary 0.6%
1011778 B.C. Unlimited Liability Company
2024 Term Loan B6, 6.07%, (1 Month Term SOFR + 1.75%), 09/23/30 (c)	221	220
First Brands Group, LLC
2021 Term Loan, 9.57%, (3 Month Term SOFR + 5.00%), 03/22/27 (c)	513	181
2022 Incremental Term Loan, 9.57%, (3 Month Term SOFR + 5.00%), 03/30/27 (c)	4,996	1,760
PCI Gaming Authority
Term Loan, 6.32%, (1 Month Term SOFR + 2.00%), 05/15/26 (c)	2,708	2,701
Staples, Inc.
2024 Term Loan B, 10.05%, (3 Month Term SOFR + 5.75%), 08/22/29 (c)	3,391	3,209
		8,071
Financials 0.5%
Delos Aircraft Designated Activity Co
Term Loan, 6.05%, (3 Month Term SOFR + 1.75%), 10/14/27 (c)	1,527	1,531
Hudson River Trading LLC
2024 Term Loan B, 7.15%, (1 Month Term SOFR + 3.00%), 03/18/30 (c)	2,497	2,501
Jane Street Group, LLC
2024 Term Loan B1, 6.20%, (3 Month Term SOFR + 2.00%), 12/10/31 (c)	4,056	4,023
		8,055
Utilities 0.3%
Vistra Zero Operating Company, LLC
Term Loan B, 6.32%, (1 Month Term SOFR + 2.00%), 03/20/31 (c)	4,102	4,050
Information Technology 0.0%
Sandisk Corp
Term Loan B, 7.14%, (1 Month Term SOFR + 3.00%), 12/12/31 (c)	894	894
Total Senior Floating Rate Instruments (cost $46,553)		42,971
SHORT TERM INVESTMENTS 2.4%
Investment Companies 2.3%
JNL Government Money Market Fund - Class I, 4.04% (m) (n)	32,737	32,737
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 4.14% (m) (n)	922	922
Total Short Term Investments (cost $33,659)		33,659
Total Investments 101.3% (cost $1,462,139)		1,433,852
Other Derivative Instruments 0.0%		56
Other Assets and Liabilities, Net (1.3)%		(18,319)
Total Net Assets 100.0%		1,415,589

(a) All or a portion of the security was on loan as of September 30, 2025.

(b) The security is a direct debt of the agency and not collateralized by mortgages.

(c) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(d) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(e) Convertible security.

(f) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2025, the value and the percentage of net assets of these securities was $154,837 and 10.9% of the Fund.

(g) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2025.

(h) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(i) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(j) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2025.

(k) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(l) This senior floating rate interest will settle after September 30, 2025. If a reference rate and spread is presented, it will go into effect upon settlement.

(m) Investment in affiliate.

(n) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL/PPM America Total Return Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.04% - Class I	23,573	540,229	531,065	685	—	—	32,737	2.3
JNL Government Money Market Fund, 4.14% - Class SL	7,650	58,525	65,253	90	—	—	922	0.1
	31,223	598,754	596,318	775	—	—	33,659	2.4

JNL/PPM America Total Return Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Mars, Incorporated, 3.74%, 10/11/27	09/19/12	1,200	1,185	0.1
Morgan Stanley Bank, N.A., 5.19%, 05/26/28	05/28/24	2,005	2,010	0.1
		3,205	3,195	0.2

JNL/PPM America Total Return Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	549	January 2026	114,366	48	44
United States 5 Year Note	837	January 2026	91,422	32	(26)
United States Ultra Bond	112	December 2025	13,386	(80)	61
				—	79
Short Contracts
United States 10 Year Note	(122)	December 2025	(13,766)	2	41
United States 10 Year Ultra Bond	(465)	December 2025	(53,090)	29	(421)
United States Long Bond	(99)	December 2025	(11,433)	25	(109)
				56	(489)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PPM America Total Return Fund
Assets - Securities
Government And Agency Obligations	—	788,263	—	788,263
Corporate Bonds And Notes	—	417,810	1,185	418,995
Non-U.S. Government Agency Asset-Backed Securities	—	148,527	1,437	149,964
Senior Floating Rate Instruments	—	42,971	—	42,971
Short Term Investments	33,659	—	—	33,659
	33,659	1,397,571	2,622	1,433,852
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	146	—	—	146
	146	—	—	146

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PPM America Total Return Fund (continued)
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(556)	—	—	(556)
	(556)	—	—	(556)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL/RAFI Fundamental U.S. Small Cap Fund
COMMON STOCKS 99.6%
Industrials 19.7%
A. O. Smith Corporation	11	838
AAR Corp. (a)	4	332
ABM Industries Incorporated	7	339
ACCO Brands Corporation	9	37
Acuity Brands, Inc.	3	1,003
Advanced Drainage Systems, Inc.	4	520
Air Lease Corporation - Class A	13	808
Alamo Group Inc.	1	134
Alaska Air Group, Inc. (a)	14	688
Albany International Corp. - Class A	3	136
Alight, Inc. - Class A	72	236
Allegiant Travel Company (a)	3	192
Allison Systems, Inc.	8	694
Amentum Holdings, Inc. (a)	5	111
American Airlines Group Inc. (a)	23	258
American Woodmark Corporation (a)	2	137
API Group Corporation (a)	14	497
Apogee Enterprises, Inc.	3	140
Applied Industrial Technologies, Inc.	2	459
Arcbest Corporation	5	333
Arcosa, Inc.	4	390
Armstrong World Industries, Inc.	2	379
Astec Industries, Inc.	2	79
ATI Inc. (a)	5	410
Atkore Inc.	6	380
Axon Enterprise, Inc. (a)	—	184
BlueLinx Holdings Inc. (a)	1	75
Boise Cascade Company	5	404
Booz Allen Hamilton Holding Corporation - Class A	7	723
Brady Corporation - Class A	3	267
BrightView Holdings, Inc. (a)	7	93
Brink's Company, The	2	278
Broadridge Financial Solutions, Inc.	4	870
BWXT Government Group, Inc.	3	548
Caci International Inc. - Class A (a)	2	924
CBIZ, Inc. (a)	2	111
Chart Industries, Inc. (a)	2	344
Clarivate PLC (a)	66	254
Clean Harbors, Inc. (a)	2	484
Comfort Systems USA, Inc.	1	655
Concentrix Corporation	12	546
Conduent Incorporated (a)	15	43
Copart, Inc. (a)	16	708
Core & Main, Inc. - Class A (a)	8	433
CoreCivic, Inc. (a)	17	339
Crane Company	2	397
CSG Systems International, Inc.	4	242
Curtiss-Wright Corporation	2	862
Dayforce, Inc. (a)	3	235
Deluxe Corporation	4	80
DNOW Inc. (a)	16	248
Donaldson Company, Inc.	8	652
Dycom Industries, Inc. (a)	2	547
EMCOR Group, Inc.	2	1,465
EnerSys	4	505
Enpro Inc.	1	196
Equifax Inc.	4	933
ESAB Corporation	3	322
Everus Construction Group, Inc. (a)	6	503
ExlService Holdings, Inc. (a)	4	194
Federal Signal Corporation	2	216
Flowserve Corporation	10	518
Fluor Corporation (a)	15	623
Fortune Brands Innovations, Inc.	16	857
Forward Air Corporation (a)	7	186
Franklin Electric Co., Inc.	3	290
FTAI Aviation Ltd.	1	221
FTI Consulting, Inc. (a)	3	473
Gates Industrial Corporation PLC (a)	24	583
GATX Corporation	3	470
Generac Holdings Inc. (a)	4	691
Genpact Limited	16	666
GEO Group, Inc., The (a)	15	299
Gibraltar Industries, Inc. (a)	2	153
Global Industrial Company	1	39
Graco Inc.	8	642
GrafTech International Ltd. (a)	2	23
Granite Construction Incorporated	4	404
Greenbrier Companies, Inc., The	6	284
Griffon Corporation	2	169
GXO Logistics Inc. (a)	15	780
Hayward Holdings, Inc. (a)	10	144
Healthcare Services Group, Inc. (a)	7	123
HEICO Corporation	2	573
Herc Holdings Inc.	3	329
Hexcel Corporation	7	442
Hillenbrand, Inc.	8	211
HNI Corporation	4	211
Hub Group, Inc. - Class A	8	293
Hubbell Incorporated	2	991
Hyster-Yale, Inc. - Class A	1	41
ICF International, Inc.	2	145
IDEX Corporation	5	736
Ingersoll Rand Inc.	3	276
Insperity, Inc.	3	164
ITT Inc.	5	849
JBT Marel Corporation	1	204
JELD-WEN Holding, Inc. (a)	19	93
JetBlue Airways Corporation (a) (b)	94	461
KBR, Inc.	11	517
Kelly Services, Inc. - Class A	4	51
Kennametal Inc.	14	291
Kforce Inc.	2	55
Kirby Corporation (a)	4	373
Korn Ferry	5	363
Landstar System, Inc.	5	621
Lennox International Inc.	1	508
Leonardo DRS, Inc.	3	135
Lincoln Electric Holdings, Inc.	3	774
Lyft, Inc. - Class A (a)	33	737
Manitowoc Company, Inc., The (a)	3	25
Marten Transport, Ltd.	5	58
MasTec, Inc. (a)	4	893
Masterbrand, Inc. (a)	15	192
Matson Intermodal - Paragon, Inc.	5	518
Maximus, Inc.	7	658
Mercury Systems, Inc. (a)	3	264
Middleby Corporation, The (a)	5	602
Millerknoll, Inc.	9	162
Mine Safety Appliances Company, LLC	2	312
MOOG Inc. - Class A	2	475
MRC Global Inc. (a)	9	131
MSC Industrial Direct Co., Inc. - Class A	7	638
Mueller Industries, Inc.	7	715
Mueller Water Products, Inc. - Class A	6	154
MYR Group Inc. (a)	1	236
Nordson Corporation	3	650
Nvent Electric Public Limited Company	10	977
Openlane, Inc. (a)	11	317
Oshkosh Corporation	10	1,289
Parsons Corporation (a)	3	251
Paycom Software, Inc.	1	268
Pentair Public Limited Company	9	967
Plug Power Inc. (a)	176	409
Primoris Services Corporation	4	556
RBC Bearings Incorporated (a)	1	307
Regal Rexnord Corporation	8	1,093
Resideo Technologies, Inc. (a)	16	684
REV Group, Inc.	4	212
Rollins, Inc.	7	413
Rush Enterprises, Inc. - Class A	7	400
RXO Inc (a)	19	292
Ryder System, Inc.	2	336
Saia, Inc. (a)	1	367
Schneider National, Inc. - Class B	8	167
Science Applications International Corporation	7	676

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Sensata Technologies Holding PLC	25	777
Simpson Manufacturing Co., Inc.	3	430
SiteOne Landscape Supply, Inc. (a)	3	355
SkyWest, Inc. (a)	4	412
Spirit AeroSystems Holdings, Inc. - Class A (a)	6	250
SPX Technologies, Inc. (a)	1	168
SS&C Technologies Holdings, Inc.	4	355
StandardAero, Inc. (a)	2	48
Steelcase Inc. - Class A	12	211
Sunrun Inc. (a)	39	669
Terex Corporation	10	520
Tetra Tech, Inc.	13	425
Timken Company, The	8	630
Titan Machinery Inc. (a)	3	44
Toro Company, The	9	690
TransUnion	7	602
Trex Company, Inc. (a)	5	266
Trinet Group, Inc.	5	317
Trinity Industries, Inc.	9	259
TrueBlue, Inc. (a)	1	4
TTEC Holdings, Inc. (a) (b)	1	5
Tutor Perini Corporation (a)	5	337
UFP Industries, Inc.	6	543
U-Haul Holding Company - Series N	7	339
UL Solutions Inc. - Class A	1	85
Unifirst Corporation	2	295
V2X, Inc. (a)	2	95
Valmont Industries, Inc.	1	576
Veralto Corporation	7	698
Verisk Analytics, Inc.	4	1,069
Vertiv Holdings Co - Class A	3	476
Vestis Corporation	30	137
Wabash National Corporation	12	120
Watsco, Inc.	2	779
Watts Water Technologies, Inc. - Class A	1	399
Werner Enterprises, Inc.	14	360
WESCO International, Inc.	2	331
Willscot Holdings Corporation - Class A	18	387
Woodward, Inc.	3	759
Worthington Industries, Inc.	4	200
XPO, Inc. (a)	3	422
Xylem Inc.	2	328
Zurn Elkay Water Solutions Corporation	4	209
		77,537
Financials 16.4%
Adamas Trust, Inc.	10	67
Affiliated Managers Group, Inc.	4	846
AGNC Investment Corp. (b)	83	810
Ameris Bancorp	5	376
Apollo Commercial Real Estate Finance, Inc.	19	194
Apollo Global Management, Inc.	1	115
Arbor Realty Trust, Inc.	30	372
Ares Management Corporation - Class A	3	409
Artisan Partners Asset Management Inc. - Class A	7	308
Associated Banc-Corp	20	511
Assurant, Inc.	4	867
Atlantic Union Bank	10	358
Axos Financial, Inc. (a)	2	188
B. Riley & Co., LLC (a) (b)	11	67
Bank of Hawaii Corporation	4	239
Bank OZK	13	679
BankUnited, Inc.	14	522
Banner Corporation	3	219
BGC Group, Inc. - Class A	21	196
Blackstone Mortgage Trust, Inc. - Class A	26	477
Blue Owl Capital Inc. - Class A	3	57
BOK Financial Corporation	2	263
Bread Financial Payments, Inc.	13	712
Brighthouse Financial, Inc. (a)	7	352
Brightsphere Investment Group Inc.	3	132
BrightSpire Capital, Inc - Class A	8	44
Brown & Brown, Inc.	7	635
Cadence Bank	17	656
Carlyle Group Inc., The	4	262
Cathay General Bancorp	6	299
Chimera Investment Corporation	10	128
Claros Mortgage Trust, Inc.	12	39
CNO Financial Group, Inc.	12	483
Cohen & Steers, Inc.	2	98
Coinbase Global, Inc. - Class A (a)	3	871
Columbia Banking System, Inc.	30	784
Columbia Financial, Inc. (a)	1	17
Commerce Bancshares, Inc.	6	386
Community Financial System, Inc.	4	233
Credit Acceptance Corporation (a)	1	339
Cullen/Frost Bankers, Inc.	4	476
CVB Financial Corp.	13	239
DigitalBridge Group, Inc. - Class A	30	356
Eagle Bancorp, Inc.	4	88
East West Bancorp, Inc.	10	1,029
Eastern Bankshares, Inc.	13	244
Employers Holdings, Inc.	2	77
Enact Holdings, Inc.	3	118
Encore Capital Group, Inc. (a)	4	157
Enova International, Inc. (a)	2	236
Equitable Holdings, Inc.	21	1,069
Erie Indemnity Company - Class A	1	257
Essent Group Ltd.	10	609
Euronet Worldwide, Inc. (a)	4	388
Evercore Inc. - Class A	3	1,055
F&G Annuities & Life, Inc.	1	34
F.N.B. Corporation	45	719
FactSet Research Systems Inc.	1	379
Federated Hermes, Inc. - Class B	10	501
First Citizens BancShares, Inc. - Class A	—	199
First Financial Bancorp.	7	184
First Financial Bankshares, Inc.	4	137
First Hawaiian, Inc.	13	325
First Horizon Corporation	50	1,130
First Interstate BancSystem, Inc. - Class A	12	393
First Merchants Corporation	3	112
FirstCash, Inc.	4	574
Flagstar Financial, Inc.	75	867
Fulton Financial Corporation	18	343
Genworth Financial, Inc. - Class A (a)	84	746
Glacier Bancorp, Inc.	8	409
Globe Life Inc.	7	957
Guild Holdings Company - Class A	—	—
Hancock Whitney Corporation	8	526
Hanover Insurance Group Inc, The	4	689
Hilltop Holdings Inc.	7	220
Home BancShares, Inc.	15	427
Hope Bancorp, Inc.	15	158
Houlihan Lokey, Inc. - Class A	2	440
Independent Bank Corp.	5	316
Interactive Brokers Group, Inc. - Class A	3	216
International Bancshares Corporation	4	258
Jack Henry & Associates, Inc.	4	619
Jackson Financial Inc. - Class A (c)	10	1,029
Janus Henderson Group PLC	15	682
KKR Real Estate Finance Trust Inc.	7	61
Ladder Capital Corp - Class A	12	132
Loandepot, Inc. - Class A (a)	12	36
LPL Financial Holdings Inc.	3	977
MarketAxess Holdings Inc.	1	260
Mercury General Corporation	3	270
MFA Financial, Inc.	19	172
MGIC Investment Corporation	31	892
Moelis & Company - Class A	6	415
Morningstar, Inc.	1	181
Mr. Cooper Group Inc.	5	1,018
MSCI Inc. - Class A	1	836
Navient Corporation	14	182
NCR Atleos Corporation (a)	5	203
Nelnet, Inc. - Class A	1	130
NMI Holdings, Inc. - Class A (a)	4	155
Northwest Bancshares, Inc.	9	113
OceanFirst Financial Corp.	4	62
Old National Bancorp	28	605

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Paysafe Limited (a)	3	45
PennyMac Financial Services, Inc.	4	539
PennyMac Mortgage Investment Trust	13	165
Pinnacle Financial Partners, Inc.	5	480
Piper Sandler Companies	1	247
PRA Group, Inc. (a)	3	53
Primerica, Inc.	2	624
PROG Holdings, Inc.	7	238
Prosperity Bancshares, Inc.	10	670
Provident Financial Services, Inc.	7	144
Radian Group Inc.	17	632
Ready Capital Corporation (b)	23	89
Reinsurance Group of America, Incorporated	1	225
Renasant Corporation	7	266
RITHM Capital Corp.	76	867
RLI Corp.	5	314
Robinhood Markets, Inc. - Class A (a)	10	1,491
Rocket Companies, Inc. - Class A (b)	1	19
SEI Investments Company	10	842
Selective Insurance Group, Inc.	5	407
Simmons First National Corporation - Class A	11	214
SLM Corporation	32	875
SoFi Technologies, Inc. (a)	20	538
Southstate Bank Corporation	8	777
Starwood Property Trust, Inc.	43	829
Stewart Information Services Corporation	3	228
Stifel Financial Corp.	6	662
StoneX Group Inc. (a)	4	382
Synovus Financial Corp.	13	624
Texas Capital Bancshares, Inc. (a)	4	305
TFS Financial Corporation	3	37
The Western Union Company	103	827
Toast, Inc. - Class A (a)	4	157
TowneBank	3	97
TPG Inc. - Class A	3	150
Tradeweb Markets Inc. - Class A	2	249
Trustmark Corporation	5	205
Two Harbors Investment Corp.	16	158
UMB Financial Corporation	3	364
United Bankshares, Inc.	11	407
United Community Banks, Inc.	10	315
UWM Holdings Corporation - Class A	6	34
Valley National Bancorp	66	703
Victory Capital Holdings, Inc. - Class A	2	145
Virtu Financial, Inc. - Class A	10	366
Voya Financial, Inc.	8	635
WAFD, Inc.	9	266
Walker & Dunlop, Inc.	3	284
Webster Financial Corporation	17	999
WesBanco, Inc.	8	259
Western Alliance Bancorporation	8	677
Wex, Inc. (a)	2	388
White Mountains Insurance Group Ltd	—	440
Wintrust Financial Corporation	4	594
World Acceptance Corporation (a)	—	61
WSFS Financial Corporation	4	190
Zurich American Corporation	7	375
		64,470
Consumer Discretionary 15.1%
1-800-Flowers.com, Inc. - Class A (a)	9	40
Abercrombie & Fitch Co. - Class A (a)	4	324
Academy Sports & Outdoors, Inc.	14	721
Acushnet Holdings Corp.	3	219
Adient Public Limited Company (a)	22	525
ADT, Inc.	63	553
Adtalem Global Education Inc. (a)	3	495
A-Mark Precious Metals, Inc.	3	77
American Axle & Manufacturing Holdings, Inc. (a)	30	181
American Eagle Outfitters, Inc.	38	650
Aramark	18	709
Asbury Automotive Group, Inc. (a)	3	729
AutoZone, Inc. (a)	—	1,364
Bath & Body Works, Inc.	22	570
Beazer Homes USA, Inc. (a)	4	102
Birkenstock Holding PLC (a)	1	38
Bloomin' Brands, Inc.	21	152
Boyd Gaming Corporation	6	502
Bright Horizons Family Solutions, Inc. (a)	2	219
Brightstar Lottery PLC (b)	22	372
Brunswick Corporation	13	833
Burlington Stores, Inc. (a)	2	540
Caesars Entertainment, Inc. (a)	26	706
Caleres, Inc.	9	115
Camping World Holdings, Inc. - Class A	3	54
Capri Holdings Limited (a)	44	869
Carter's, Inc.	14	404
Cavco Industries, Inc. (a)	—	269
Century Communities, Inc.	6	368
Chegg, Inc. (a)	23	35
Chipotle Mexican Grill, Inc. (a)	5	199
Choice Hotels International, Inc.	1	89
Churchill Downs Incorporated	3	270
Columbia Sportswear Company	6	310
Coupang, Inc. - Class A (a)	16	512
Cracker Barrel Old Country Store, Inc. (b)	7	325
Cricut, Inc. - Class A	4	23
Crocs, Inc. (a)	6	482
Dana Incorporated	36	723
Deckers Outdoor Corporation (a)	6	635
Designer Brands Inc. - Class A (b)	18	63
Dillard's, Inc. - Class A (b)	1	312
DK Crown Holdings Inc. - Class A (a)	4	139
Domino's Pizza, Inc.	2	786
DoorDash, Inc. - Class A (a)	4	1,106
Dorman Products, Inc. (a)	2	286
ETSY, Inc. (a)	10	677
Five Below, Inc. (a)	4	598
Floor & Decor Holdings, Inc. - Class A (a)	4	313
Fox Factory Holding Corp. (a)	7	168
GameStop Corp. - Class A (a)	14	390
Genesco Inc. (a)	3	78
Gentex Corporation	32	918
Gentherm Incorporated (a)	5	178
G-III Apparel Group, Ltd. (a)	8	220
Gopro Inc. - Class A (a) (b)	33	70
Graham Holdings Co., Ltd. - Class B	—	459
Grand Canyon Education, Inc. (a)	2	544
Green Brick Partners, Inc. (a)	2	166
Group 1 Automotive, Inc.	2	1,041
Guess?, Inc.	4	59
H & R Block, Inc.	6	318
Hanesbrands Inc. (a)	82	541
Harley-Davidson, Inc.	26	721
Hasbro, Inc.	16	1,217
Helen of Troy Limited (a)	9	228
Hilton Grand Vacations Inc. (a)	8	350
Hyatt Hotels Corporation - Class A	2	272
Installed Building Products, Inc.	1	210
iRobot Corporation (a) (b)	18	66
Jack in the Box Inc.	8	150
KB Home	12	746
Kontoor Brands, Inc.	3	255
Laureate Education, Inc. - Class A (a)	14	432
La-Z-Boy Incorporated	7	249
LCI Industries	5	435
Leggett & Platt, Incorporated	36	321
Levi Strauss & Co. - Class A	9	213
LGI Homes, Inc. (a)	4	219
Life Time Group Holdings, Inc. (a)	3	84
Light & Wonder, Inc. (a)	4	361
Lucid Group, Inc. (a) (b)	9	215
M/I Homes, Inc. (a)	4	555
MarineMax, Inc. (a)	4	92
Marriott Vacations Worldwide Corporation	7	486
Mattel, Inc. (a)	29	485
Matthews International Corporation - Class A	3	68
Meritage Homes Corporation	13	914
Modine Manufacturing Company (a)	2	220
Monro, Inc.	8	150

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Murphy USA Inc.	2	896
National Vision Holdings, Inc. (a)	10	302
Newell Brands Inc.	31	161
ODP Corporation, The (a)	9	256
Ollie's Bargain Outlet Holdings, Inc. (a)	3	423
Oxford Industries, Inc.	3	121
Patrick Industries, Inc.	4	406
PENN Entertainment, Inc. (a)	32	617
Petco Health And Wellness Company, Inc. - Class A (a)	26	100
Phinia Inc.	7	408
Polaris Inc.	20	1,170
Pool Corporation	2	666
Red Rock Resorts, Inc. - Class A	3	203
RH (a)	2	346
Royal Caribbean Cruises Ltd.	3	945
Sabre Corporation (a)	21	38
Sally Beauty Holdings, Inc. (a)	23	375
Service Corporation International	9	735
SharkNinja, Inc. (a)	3	272
Signet Jewelers Limited	9	845
Six Flags Entertainment Corporation (a)	4	87
Skyline Champion Corporation (a)	4	286
Sleep Number Corporation (a) (b)	6	45
Smith & Wesson Brands, Inc.	7	67
Somnigroup International Inc.	9	768
Sonic Automotive, Inc. - Class A	4	280
Sonos, Inc. (a)	17	261
Standard Motor Products, Inc.	2	78
Steven Madden, Ltd.	13	426
Strategic Education, Inc.	3	237
Stride, Inc. (a)	1	160
Sturm, Ruger & Company, Inc.	2	79
Taylor Morrison Home II Corporation - Class A (a)	16	1,079
Texas Roadhouse, Inc. - Class A	3	510
The Buckle, Inc.	5	284
The Wendy's Company	24	223
Thor Industries, Inc.	3	320
TopBuild Corp. (a)	2	677
Topgolf Callaway Brands Corp. (a)	41	386
Travel + Leisure Co.	9	549
TRI Pointe Homes Holdings, Inc. (a)	16	537
Ulta Beauty, Inc. (a)	2	1,285
Under Armour, Inc. - Class A (a) (b)	67	333
United Parks And Resorts Inc. (a)	3	162
Upbound Group, Inc.	9	202
Urban Outfitters, Inc. (a)	9	611
Vail Resorts, Inc.	4	579
Valvoline, Inc. (a)	13	456
Victoria's Secret & Co. (a)	16	426
Visteon Corporation	4	479
Vitamin Oldco Holdings, Inc. (a) (d)	5	—
Wayfair Inc. - Class A (a)	3	231
Williams-Sonoma, Inc.	6	1,144
Winnebago Industries, Inc.	9	308
Wolverine World Wide, Inc.	9	239
Wyndham Hotels & Resorts, Inc.	6	442
Wynn Resorts, Limited	3	390
YETI Holdings, Inc. (a)	5	154
Zumiez Inc. (a)	3	59
		59,571
Information Technology 11.5%
ACI Worldwide, Inc. (a)	7	380
Adtran Holdings, Inc. (a)	11	103
Advanced Energy Industries, Inc.	3	468
Alarm.Com Holdings, Inc. (a)	3	140
Allegro Microsystems Inc. (a)	5	144
Amkor Technology, Inc.	20	582
AppLovin Corporation - Class A (a)	1	522
ASGN Incorporated (a)	7	333
Aurora Innovations Inc. - Class A (a)	26	142
Autodesk, Inc. (a)	1	372
Axcelis Technologies, Inc. (a)	2	244
Belden Inc.	3	325
Benchmark Electronics, Inc.	5	180
Bentley Systems, Incorporated - Class B	3	171
Bill Holdings, Inc. (a)	5	254
Blackbaud, Inc. (a)	2	144
CCC Intelligent Solutions Holdings Inc. (a)	18	160
Ciena Corporation (a)	13	1,908
Cirrus Logic, Inc. (a)	6	792
Cognex Corporation	13	608
Coherent Corp. (a)	8	873
CommVault Systems, Inc. (a)	1	264
Crane Nxt, Co.	2	154
CrowdStrike Holdings, Inc. - Class A (a)	1	321
Datadog, Inc. - Class A (a)	2	324
Diebold Nixdorf, Incorporated (a)	2	98
Diodes Incorporated (a)	7	382
DocuSign, Inc. (a)	3	203
Dolby Laboratories, Inc. - Class A	6	432
Dropbox, Inc. - Class A (a)	25	743
Dynatrace, Inc. (a)	4	201
Enphase Energy, Inc. (a)	7	234
Entegris, Inc.	7	656
EPAM Systems, Inc. (a)	3	524
ePlus inc.	2	148
F5, Inc. (a)	3	1,123
Fair Isaac Corporation (a)	—	465
First Solar, Inc. (a)	5	1,052
Flex Ltd. (a)	7	433
Formfactor, Inc. (a)	5	188
Fortinet, Inc. (a)	3	242
Gartner, Inc. (a)	3	673
Globant S.A. (a)	2	103
GoDaddy Inc. - Class A (a)	7	919
Guidewire Software, Inc. (a)	1	337
HubSpot, Inc. (a)	—	180
Informatica Inc. - Class A (a)	6	145
Insight Enterprises, Inc. (a)	4	477
InterDigital, Inc. (b)	1	425
IPG Photonics Corporation (a)	4	339
Itron, Inc. (a)	3	374
Knowles Corporation (a)	11	251
Lattice Semiconductor Corporation (a)	3	205
Littelfuse, Inc.	2	552
LiveRamp Holdings, Inc. (a)	8	227
Lumentum Holdings Inc. (a)	7	1,059
Manhattan Associates, Inc. (a)	1	266
MaxLinear, Inc. (a)	11	178
Methode Electronics, Inc.	3	23
MKS Inc.	7	867
MongoDB, Inc. - Class A (a)	1	249
Monolithic Power Systems, Inc.	1	651
NCR Voyix Corporation (a)	23	288
NETGEAR, Inc. (a)	5	147
NetScout Systems, Inc. (a)	9	223
Nutanix, Inc. - Class A (a)	2	181
Okta, Inc. - Class A (a)	6	589
Onto Innovation Inc. (a)	2	238
OSI Systems, Inc. (a)	1	274
Palantir Technologies Inc. - Class A (a)	4	787
Palo Alto Networks, Inc. (a)	2	308
PC Connection, Inc.	1	87
Pegasystems Inc.	3	173
Photronics, Inc. (a)	6	138
Plexus Corp. (a)	3	385
Power Integrations, Inc.	5	218
Progress Software Corporation (a)	3	135
PTC Inc. (a)	3	561
Pure Storage, Inc. - Class A (a)	8	680
Qualys, Inc. (a)	1	178
Rackspace Technology, Inc. (a) (b)	1	2
Rambus Inc. (a)	3	314
Ribbon Communications Inc. (a)	3	11
RingCentral, Inc. - Class A (a)	5	153
Rogers Corporation (a)	2	166
Sanmina Corporation (a)	7	849
ScanSource, Inc. (a)	2	108
Semtech Corporation (a)	5	323

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
ServiceNow, Inc. (a)	—	294
Silicon Laboratories Inc. (a)	4	537
Snowflake Inc. - Class A (a)	4	803
Strategy Inc - Class A (a)	—	120
Super Micro Computer, Inc. (a)	15	740
Synaptics Incorporated (a)	6	383
Teledyne Technologies Incorporated (a)	1	363
Teradata Corporation (a)	16	338
Trimble Inc. (a)	15	1,226
TTM Technologies, Inc. (a)	11	625
Twilio Inc. - Class A (a)	3	322
Tyler Technologies, Inc. (a)	1	357
Ubiquiti Inc.	—	54
Uipath, Inc. - Class A (a)	13	168
Ultra Clean Holdings, Inc. (a)	5	145
Unity Software Inc. (a)	22	882
Universal Display Corporation	1	199
VeriSign, Inc.	2	600
ViaSat, Inc. (a)	46	1,339
Viavi Solutions Inc. (a)	28	356
Vishay Intertechnology, Inc.	28	424
Vontier Corporation	11	463
Zebra Technologies Corporation - Class A (a)	4	1,063
Zoom Communications, Inc. - Class A (a)	2	184
		45,033
Real Estate 9.2%
Acadia Realty Trust	9	185
Agree Realty Corporation	6	418
Alexander & Baldwin, Inc.	6	113
American Assets Trust, Inc.	4	88
American Healthcare REIT, Inc.	4	173
American Homes 4 Rent - Class A	18	614
Americold Realty Trust, Inc.	35	433
Anywhere Real Estate Inc. (a)	11	113
Apple Hospitality REIT, Inc.	34	408
Brandywine Realty Trust	28	119
Brixmor Property Group Inc.	24	664
Broadstone Net Lease, Inc.	19	342
Camden Property Trust	8	801
Compass, Inc. - Class A (a)	32	254
COPT Defense Properties	11	321
CoStar Group, Inc. (a)	10	876
Cousins Properties Incorporated	20	573
Cubesmart, L.P.	13	518
Cushman & Wakefield PLC (a)	31	493
DiamondRock Alpharetta Tenant, LLC	27	215
Diversified Healthcare Trust	13	57
Douglas Emmett, Inc.	25	396
EastGroup Properties, Inc.	2	343
Empire State Realty Trust, Inc. - Class A	15	119
EPR Properties	8	458
Equity Lifestyle Properties, Inc.	7	433
Essential Properties Realty Trust, Inc.	7	201
Essex Property Trust, Inc.	4	1,022
eXp World Holdings, Inc. (b)	15	156
Extra Space Storage Inc.	2	220
Federal Realty Investment Trust	6	633
First Industrial Realty Trust, Inc.	8	387
Forestar Group Inc. (a)	2	59
Gaming and Leisure Properties, Inc.	16	746
Global Net Lease, Inc.	26	213
Healthcare Realty Trust Incorporated - Class A	47	849
Healthpeak OP, LLC	18	348
Highwoods Properties, Inc.	14	442
Howard Hughes Holdings Inc. (a)	3	219
Hudson Pacific Properties, Inc. (a)	58	159
Independence Realty Trust, Inc.	18	290
Innovative Industrial Properties, Inc.	2	128
InvenTrust Properties Corp.	4	127
Invitation Homes Inc.	10	290
JBG Smith Properties	14	319
Kennedy-Wilson Holdings, Inc.	13	109
Kilroy Realty Corporation (b)	20	837
Kite Realty Naperville, LLC	19	416
Lamar Advertising Company - Class A	5	611
Lineage, Inc. (b)	3	112
LXP Industrial Trust	37	332
Macerich Company, The	26	472
Medical Properties Trust, Inc.	164	834
National Health Investors, Inc.	3	227
National Storage Affiliates Trust	3	98
Newmark Group, Inc. - Class A	13	239
NNN REIT, Inc.	14	604
Omega Healthcare Investors, Inc.	16	694
Open Doors Technology Inc. - Class A (a) (b)	230	1,832
OUTFRONT Media Inc.	16	284
Paramount Group, Inc. (a)	22	144
Park Hotels & Resorts Inc. (b)	56	624
Peakstone Realty Trust - Class E	2	23
Pebblebrook Hotel Trust	29	333
Phillips Edison & Company, Inc.	8	284
Piedmont Realty Trust, Inc. - Class A	10	90
PotlatchDeltic Corporation	9	348
Rayonier Inc.	15	392
Regency Centers Corporation	13	933
Rexford Industrial Realty, Inc.	17	696
RLJ III-EM Columbus Lessee, LLC (b)	34	247
Ryman Hospitality Properties, Inc.	2	144
Sabra Health Care REIT, Inc.	24	452
SBA Communications Corporation - Class A	4	678
Service Properties Trust	38	103
SITE Centers Corp.	1	9
SL Green Realty Corp.	10	612
STAG Industrial, Inc.	13	471
Sun Communities, Inc.	9	1,168
Sunstone Hotel Investors, Inc.	31	289
Terreno Realty Corporation	4	210
UDR, Inc.	21	784
Uniti Group Inc. (a)	24	147
Urban Edge Properties	9	177
Vornado Realty Trust	20	806
W.P. Carey Inc.	18	1,223
Xenia Hotels & Resorts, Inc.	14	194
Zillow Group, Inc. - Class C (a)	9	701
		36,318
Health Care 8.6%
Acadia Healthcare Company, Inc. (a)	15	375
Acadia Pharmaceuticals Inc. (a)	6	124
AdaptHealth LLC - Class A (a)	14	128
Align Technology, Inc. (a)	1	147
Alnylam Pharmaceuticals, Inc. (a)	1	586
AMN Healthcare Services, Inc. (a)	14	270
Ardent Health Partners, Inc. (a)	3	39
Avanos Medical, Inc. (a)	6	67
Avantor, Inc. (a)	55	684
Azenta, Inc. (a)	7	202
BioMarin Pharmaceutical Inc. (a)	14	747
Bio-Rad Laboratories, Inc. - Class A (a)	3	763
Bio-Techne Corporation	6	336
Brightspring Health Services, Inc. (a)	3	81
Bruker Corporation	9	309
Charles River Laboratories International, Inc. (a)	4	561
Chemed Corporation	1	437
Claritev Corporation - Class A (a)	1	75
Community Health Systems, Inc. (a)	28	90
Concentra Group Holdings Parent, Inc.	15	304
Cooper Companies, Inc., The (a)	12	837
Corcept Therapeutics Incorporated (a)	2	182
Cross Country Healthcare, Inc. (a)	5	71
Denali Therapeutics Inc. (a)	8	114
Dentsply Sirona Inc.	44	560
DexCom, Inc. (a)	9	603
Elanco Animal Health Incorporated (a) (b)	70	1,402
Embecta Corp.	5	75
Emergent BioSolutions Inc. (a)	12	108
Encompass Health Corporation	5	584
Enovis Corporation (a)	11	332
Ensign Group, Inc., The	2	273

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Envista Holdings Corporation (a)	31	628
Exact Sciences Corporation (a)	9	486
Exelixis, Inc. (a)	20	813
Fortrea Holdings Inc. (a)	21	176
Fulgent Genetics, Inc. (a)	4	80
Ginkgo Bioworks Holdings, Inc. - Class A (a)	23	332
Globus Medical, Inc. - Class A (a)	6	348
Grail, Inc. (a)	5	309
Haemonetics Corporation (a)	4	183
Halozyme Therapeutics, Inc. (a)	3	205
HealthEquity, Inc. (a)	2	207
ICU Medical, Inc. (a)	2	288
IDEXX Laboratories, Inc. (a)	2	1,122
Innoviva, Inc. (a)	6	116
Integer Holdings Corporation (a)	2	203
Integra LifeSciences Holdings Corporation (a)	12	166
Ionis Pharmaceuticals, Inc. (a)	10	662
Jazz Pharmaceuticals Public Limited Company (a)	8	1,016
LivaNova PLC (a)	5	265
Masimo Corporation (a)	3	388
Merit Medical Systems, Inc. (a)	2	146
Mettler-Toledo International Inc. (a)	1	1,169
National HealthCare Corporation	1	84
Neogen Corporation (a)	33	186
Neurocrine Biosciences, Inc. (a)	4	545
Novavax, Inc. (a)	47	407
Omnicell, Inc. (a)	5	154
OPKO Health, Inc. (a)	40	63
Option Care Health, Inc. (a)	13	348
Owens & Minor, Inc. (a)	18	86
Pediatrix Medical Group, Inc. (a)	7	115
Premier Healthcare Solutions, Inc. - Class A	20	560
Prestige Consumer Healthcare Inc. (a)	2	152
PTC Therapeutics, Inc. (a)	4	232
QuidelOrtho Corporation (a)	17	496
Repligen Corporation (a)	1	164
ResMed Inc.	4	1,169
Revolution Medicines, Inc. (a)	4	170
Revvity, Inc.	11	980
Roivant Sciences Ltd. (a)	27	412
Royalty Pharma PLC - Class A	20	708
Sarepta Therapeutics, Inc. (a)	10	191
Select Medical Holdings Corporation	11	137
Steris Public Limited Company	1	347
Surgery Partners, Inc. (a)	5	100
Teladoc Health, Inc. (a)	45	347
Teleflex Incorporated	5	630
Tenet Healthcare Corporation (a)	6	1,203
Ultragenyx Pharmaceutical Inc. (a)	6	171
United Therapeutics Corporation (a)	3	1,108
Veeva Systems Inc. - Class A (a)	3	775
VIR Biotechnology, Inc. (a)	22	124
Waystar Holding Corp. (a)	2	82
West Pharmaceutical Services, Inc.	3	812
ZimVie Inc. (a)	1	23
		33,855
Energy 5.0%
Antero Midstream Corporation	21	406
Antero Resources Corporation (a)	9	293
Apa Corp.	16	400
Archrock, Inc.	11	282
Berry Corporation (Bry)	11	43
BKV Corporation (a)	1	28
California Resources Corporation	10	506
Cheniere Energy, Inc.	2	363
Chord Energy Corporation	9	881
Civitas Resources, Inc.	23	742
CNX Resources Corporation (a)	24	769
Comstock Resources, Inc. (a) (b)	7	146
Core Natural Resources, Inc.	4	327
Crescent Energy Company - Class A	19	172
CVR Energy, Inc.	11	418
Delek US Holdings, Inc.	23	754
Dorian LPG Ltd.	7	197
DT Midstream, Inc.	6	643
EQT Corporation	11	593
Green Plains Inc. (a)	24	207
Gulfport Energy Operating Corporation (a)	1	218
Helix Energy Solutions Group, Inc. (a)	19	125
Helmerich & Payne, Inc.	24	531
Highpeak Energy, Inc.	3	24
International Seaways, Inc.	6	255
Kodiak Gas Services, LLC	2	77
Kosmos Energy Ltd. (a)	104	172
Liberty Energy Inc. - Class A	32	400
Magnolia Oil & Gas Corporation - Class A	13	321
Matador Resources Company	11	483
Murphy Oil Corporation	36	1,013
Nabors Industries Ltd. (a)	4	180
New Fortress Energy Inc. - Class A (a) (b)	33	72
Noble Corporation 2022 Limited	10	284
Northern Oil and Gas Incorporated	8	204
NOV Inc.	59	776
Par Pacific Holdings, Inc. (a)	11	393
Patterson-UTI Energy, Inc.	100	517
Peabody Energy Corporation	42	1,118
Permian Resources Corporation - Class A	34	435
ProFrac Holding Corp. - Class A (a)	2	9
Propetro Holding Corp. (a)	19	99
Range Resources Corporation	19	713
RPC, Inc.	24	114
Select Water Solutions, Inc. - Class A	11	121
SM Energy Company	21	535
Talos Energy Inc. (a)	21	198
TechnipFMC PLC	26	1,009
Texas Pacific Land Corporation	—	166
Transocean Ltd. (a) (e)	51	159
Valaris Limited (a)	4	187
Vital Energy, Inc. (a)	11	182
Weatherford International Public Limited Company	5	358
		19,618
Materials 4.6%
AdvanSix Inc.	2	39
Albemarle Corporation	3	276
Alpha Metallurgical Resources, Inc. (a)	3	516
AptarGroup, Inc.	4	553
Ardagh Metal Packaging S.A.	11	44
Ashland Inc.	9	439
Avery Dennison Corporation	6	1,016
Avient Corporation	10	335
Axalta Coating Systems Ltd. (a)	17	484
Balchem Corporation	1	145
Cabot Corporation	5	388
Carpenter Technology Corporation	2	373
Chemours Company, The	40	628
Clearwater Paper Corporation (a)	3	72
Commercial Metals Company	16	928
Compass Minerals International, Inc. (a)	7	128
Crown Holdings, Inc.	10	997
Eagle Materials Inc.	3	591
Ecovyst Inc. (a)	12	106
Element Solutions Inc.	19	480
FMC Corporation	5	177
Graphic Packaging Holding Company	36	700
Greif, Inc. - Class A	3	191
H.B. Fuller Company	6	372
Hecla Mining Company	38	462
Ingevity Corporation (a)	3	154
Innospec Inc.	2	177
Kaiser Aluminum Corporation	2	192
KRC Materials, Inc. (a)	4	282
Kronos Worldwide, Inc.	4	22
Louisiana-Pacific Corporation (W VA)	6	519
Materion Corporation	1	159
MATIV Holdings, Inc.	6	66
Metallus Inc. (a)	4	60
Minerals Technologies Inc.	3	212
NewMarket Corporation	1	499

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
O-I Glass, Inc. (a)	26	338
Olin Corporation	8	191
Olympic Steel, Inc.	1	36
Quaker Chemical Corporation	2	233
Royal Gold, Inc.	2	458
RPM International Inc.	8	921
Ryerson Holding Corporation	5	108
Scotts Miracle-Gro Company, The	6	323
Sealed Air Corporation	16	550
Sensient Technologies Corporation	3	275
Silgan Holdings Inc.	9	381
Sonoco Products Company	13	561
Stepan Company	2	90
SunCoke Energy, Inc.	11	86
Sylvamo Corporation	4	190
Trinseo Public Limited Company (b)	—	1
Tronox Holdings PLC	29	116
Warrior Met Coal, Inc.	8	501
Worthington Steel, Inc.	3	89
		18,230
Communication Services 3.7%
Advantage Solutions, Inc. - Class A (a) (b)	—	—
AMC Networks, Inc. - Class A (a)	5	41
Angi Inc. - Class A (a)	8	132
Array Digital Infrastructure, Inc. (b)	2	96
Bumble Inc. - Class A (a)	15	91
Cable One, Inc.	2	274
CarGurus, Inc. - Class A (a)	5	175
Cogent Communications Holdings, Inc.	3	123
CommScope Holding Company, Inc. (a)	43	659
E.W. Scripps Company, The - Class A (a)	4	10
EchoStar Corporation - Class A (a)	3	207
Frontier Communications Parent, Inc. (a)	26	970
Gray Media, Inc.	15	86
Grizzly Merger Sub 1, LLC - Series C (a)	1	34
IAC Inc. (a)	13	439
iHeartMedia, Inc. - Class A (a)	10	28
IHS Holding Limited (a)	6	40
Iridium Communications Inc.	7	126
John Wiley & Sons, Inc. - Class A	6	223
Liberty Broadband Corporation - Series C (a)	8	533
Liberty Latin America Ltd. - Class C (a)	21	178
Liberty Media Corporation - Series C (a)	7	701
Lionsgate Studios Corp. (a)	4	30
Match Group, Inc.	14	492
Nexstar Media Group, Inc. - Class A	6	1,099
Pinterest, Inc. - Class A (a)	22	703
Roblox Corporation - Class A (a)	2	323
Roku, Inc. - Class A (a)	7	652
Scholastic Corporation	5	135
Sinclair, Inc. - Class A	4	68
Snap Inc. - Class A (a)	75	576
Take-Two Interactive Software, Inc. (a)	6	1,450
TEGNA Inc.	25	504
Telephone and Data Systems, Inc.	17	681
The Interpublic Group of Companies, Inc.	11	311
The New York Times Company - Class A	8	487
TKO Group Holdings Inc. - Class A	1	174
Trade Desk, Inc., The - Class A (a)	5	228
TripAdvisor, Inc. (a)	15	239
Warner Music Group Corp. - Class A	3	95
Yelp Inc. (a)	12	360
Ziff Davis, Inc. (a)	7	283
ZoomInfo Technologies Inc. - Class A (a)	25	277
		14,333
Consumer Staples 3.3%
Andersons, Inc., The	4	161
B&G Foods, Inc. (b)	24	107
BJ's Wholesale Club Holdings, Inc. (a)	6	553
Boston Beer Company, Inc., The - Class A (a)	1	207
Brown-Forman Corporation - Class B	25	680
Cal-Maine Foods, Inc.	4	379
Casey's General Stores, Inc.	3	1,477
Central Garden & Pet Company - Class A (a)	8	235
Clorox Company, The	7	862
Coca-Cola Consolidated, Inc.	2	238
Coty Inc. - Class A (a)	55	224
Darling Ingredients Inc. (a)	24	728
Del Monte Fresh Produce Company	6	197
Edgewell Personal Care Colombia S A S	9	174
Energizer Holdings, Inc.	7	172
Flowers Foods, Inc.	30	391
Grocery Outlet Holding Corp. (a)	13	202
Hain Celestial Group, Inc., The (a)	15	24
Ingles Markets, Incorporated - Class A	3	181
Ingredion Incorporated	8	921
J&J Snack Foods Corp.	1	122
Lamb Weston Holdings, Inc.	11	632
Maplebear Inc. (a)	6	223
McCormick & Company, Incorporated	4	277
Medifast, Inc. (a) (b)	2	33
National Beverage Corp. (a)	2	65
Nomad Foods Limited	10	127
Nu Skin Enterprises, Inc. - Class A	7	86
Oil-Dri Corporation of America	—	23
Pilgrim's Pride Corporation	4	159
Post Holdings, Inc. (a)	6	606
PriceSmart, Inc.	3	399
Reynolds Consumer Products Inc.	6	146
Seaboard Corporation	—	58
Seneca Foods Corporation - Class A (a)	—	25
Simply Good Foods Company, The (a)	4	109
Spectrum Brands Holdings, Inc.	7	381
Sprouts Farmers Market, Inc. (a)	4	421
The Marzetti Company	1	234
Treehouse Foods, Inc. (a)	10	204
United Natural Foods, Inc. (a)	9	321
Universal Corporation	3	164
USANA Health Sciences, Inc. (a)	2	63
Village Super Market, Inc. - Class A	1	27
Weis Markets, Inc.	2	121
		13,139
Utilities 2.5%
ALLETE, Inc.	6	416
Avista Corporation	9	353
Black Hills Corporation	8	504
California Water Service Group	3	152
Clearway Energy, Inc. - Class C	9	261
Essential Utilities, Inc.	21	856
Hawaiian Electric Industries, Inc. (a)	39	432
IDACORP, Inc.	4	569
MDU Resources Group, Inc.	15	267
National Fuel Gas Company	8	747
New Jersey Resources Corporation	9	450
Northwest Natural Holding Company	3	133
NorthWestern Corporation	7	409
OGE Energy Corp.	18	824
One Gas, Inc.	7	536
Ormat Technologies, Inc.	3	336
Otter Tail Corporation	2	201
Portland General Electric Company	14	624
Southwest Gas Holdings, Inc.	6	497
Spire Inc.	7	548
Talen Energy Corporation (a)	1	351
TXNM Energy, Inc.	9	495
		9,961
Total Common Stocks (cost $335,814)		392,065
SHORT TERM INVESTMENTS 1.5%
Securities Lending Collateral 1.2%
JNL Government Money Market Fund - Class SL, 4.14% (c) (f)	4,763	4,763

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Investment Companies 0.3%
JNL Government Money Market Fund - Class I, 4.04% (c) (f)	1,290	1,290
Total Short Term Investments (cost $6,053)		6,053
Total Investments 101.1% (cost $341,867)		398,118
Other Derivative Instruments 0.0%		3
Other Assets and Liabilities, Net (1.1)%		(4,427)
Total Net Assets 100.0%		393,694

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2025.

(c) Investment in affiliate.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(e) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL/RAFI Fundamental U.S. Small Cap Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Jackson Financial Inc. - Class A	1,213	34	373	29	234	(79)	1,029	0.3
JNL Government Money Market Fund, 4.14% - Class SL	480	33,986	29,703	47	—	—	4,763	1.2
JNL Government Money Market Fund, 4.04% - Class I	3,120	39,662	41,492	46	—	—	1,290	0.3
	4,813	73,682	71,568	122	234	(79)	7,082	1.8

JNL/RAFI Fundamental U.S. Small Cap Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Transocean Ltd.	03/15/24	211	159	—

JNL/RAFI Fundamental U.S. Small Cap Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Index	5	December 2025	614	1	—
S&P Midcap 400 Index	4	December 2025	1,318	2	(4)
				3	(4)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/RAFI Fundamental U.S. Small Cap Fund
Assets - Securities
Common Stocks	392,065	—	—	392,065
Short Term Investments	6,053	—	—	6,053
	398,118	—	—	398,118
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	—	—	—	—
	—	—	—	—
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(4)	—	—	(4)
	(4)	—	—	(4)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL/RAFI Multi-Factor U.S. Equity Fund
COMMON STOCKS 99.7%
Information Technology 17.3%
Accenture Public Limited Company - Class A	19	4,663
Adobe Inc. (a)	2	765
Advanced Energy Industries, Inc.	2	296
Akamai Technologies, Inc. (a)	6	456
Amdocs Limited	9	773
Amkor Technology, Inc.	24	682
Amphenol Corporation - Class A	26	3,241
Apple Inc.	92	23,509
Applied Materials, Inc.	31	6,286
AppLovin Corporation - Class A (a)	12	8,385
Arista Networks, Inc. (a)	21	3,101
Arrow Electronics, Inc. (a)	11	1,374
Aurora Innovations Inc. - Class A (a)	45	244
Autodesk, Inc. (a)	5	1,461
Avnet, Inc.	18	939
Belden Inc.	5	579
Broadcom Inc.	144	47,381
Cadence Design Systems, Inc. (a)	6	2,051
CDW Corp.	2	250
Ciena Corporation (a)	7	958
Cirrus Logic, Inc. (a)	4	506
Cisco Systems, Inc.	347	23,753
Coherent Corp. (a)	7	775
CommVault Systems, Inc. (a)	7	1,370
Corning Incorporated	118	9,655
CrowdStrike Holdings, Inc. - Class A (a)	11	5,194
Dell Technologies Inc. - Class C	8	1,072
DocuSign, Inc. (a)	9	679
Dolby Laboratories, Inc. - Class A	7	485
Dropbox, Inc. - Class A (a)	33	1,005
DXC Technology Company (a)	40	551
F5, Inc. (a)	9	2,987
Fair Isaac Corporation (a)	1	1,621
Flex Ltd. (a)	8	463
Fortinet, Inc. (a)	6	535
Gartner, Inc. (a)	3	701
Gen Digital Inc.	55	1,569
GoDaddy Inc. - Class A (a)	11	1,573
Guidewire Software, Inc. (a)	4	905
Hewlett Packard Enterprise Company	185	4,539
HP, Inc.	184	4,998
Insight Enterprises, Inc. (a)	6	686
Intel Corporation (a)	474	15,887
InterDigital, Inc. (b)	3	1,117
International Business Machines Corporation	91	25,614
Intuit Inc.	6	4,021
Jabil Inc.	11	2,330
Keysight Technologies, Inc. (a)	4	646
KLA Corporation	3	3,766
Knowles Corporation (a)	12	284
Kyndryl Holdings, Inc. (a)	44	1,331
Lam Research Corporation	79	10,550
Lattice Semiconductor Corporation (a)	9	661
Lumentum Holdings Inc. (a)	3	512
Manhattan Associates, Inc. (a)	2	365
Motorola Solutions, Inc.	4	1,846
NCR Voyix Corporation (a)	24	304
NetApp, Inc.	10	1,199
NetScout Systems, Inc. (a)	14	350
Nutanix, Inc. - Class A (a)	12	903
NVIDIA Corporation	118	22,024
Okta, Inc. - Class A (a)	8	692
Oracle Corporation	173	48,622
OSI Systems, Inc. (a)	3	783
Palantir Technologies Inc. - Class A (a)	37	6,839
Plexus Corp. (a)	4	575
Qorvo, Inc. (a)	3	282
Qualcomm Incorporated	44	7,350
Rambus Inc. (a)	5	519
Roper Technologies, Inc.	2	1,093
Sanmina Corporation (a)	14	1,566
Seagate Technology Holdings Public Limited Company	16	3,870
Silicon Laboratories Inc. (a)	4	495
Snowflake Inc. - Class A (a)	14	3,063
Strategy Inc - Class A (a)	12	3,979
TD SYNNEX Corporation	2	342
TE Connectivity Public Limited Company	6	1,392
Teledyne Technologies Incorporated (a)	1	585
Teradata Corporation (a)	17	369
Teradyne, Inc.	8	1,157
Texas Instruments Incorporated	36	6,569
Trimble Inc. (a)	11	912
TTM Technologies, Inc. (a)	26	1,488
Twilio Inc. - Class A (a)	3	311
Tyler Technologies, Inc. (a)	1	561
Unity Software Inc. (a)	14	549
VeriSign, Inc.	9	2,574
ViaSat, Inc. (a)	24	706
Vishay Intertechnology, Inc.	32	492
Vontier Corporation	16	679
Western Digital Corporation	48	5,759
Xerox Holdings Corporation (b)	40	151
Zoom Communications, Inc. - Class A (a)	5	416
		371,466
Financials 16.3%
Affiliated Managers Group, Inc.	4	1,005
AFLAC Incorporated	33	3,720
AGNC Investment Corp. (b)	112	1,093
Allstate Corporation, The	24	5,231
Ally Financial Inc.	45	1,749
American Express Company	11	3,588
American International Group, Inc.	83	6,515
Ameriprise Financial, Inc.	6	2,862
Annaly Capital Management, Inc.	13	269
AON Public Limited Company - Class A	17	5,956
Ares Management Corporation - Class A	13	2,074
Arthur J. Gallagher & Co.	4	1,254
Artisan Partners Asset Management Inc. - Class A	9	390
Assurant, Inc.	6	1,204
Bank of New York Mellon Corporation, The (c)	68	7,365
Bank OZK	5	252
BankUnited, Inc.	17	638
Berkshire Hathaway Inc. - Class B (a)	44	22,299
BlackRock, Inc.	3	3,769
Blackstone Inc. - Class A	30	5,152
Blackstone Mortgage Trust, Inc. - Class A	18	340
Bread Financial Payments, Inc.	15	812
Brighthouse Financial, Inc. (a)	15	789
Brown & Brown, Inc.	14	1,283
Cadence Bank	8	292
Capital One Financial Corporation	64	13,568
Carlyle Group Inc., The	5	333
Charles Schwab Corporation, The	54	5,149
Cincinnati Financial Corporation	3	521
Citigroup Inc.	289	29,360
Citizens Financial Group, Inc.	23	1,234
CME Group Inc. - Class A	18	4,884
CNO Financial Group, Inc.	15	578
Coinbase Global, Inc. - Class A (a)	10	3,221
Comerica Incorporated	16	1,085
Corebridge Financial, Inc.	38	1,218
Corpay Inc (a)	1	271
Credit Acceptance Corporation (a) (b)	—	206
Cullen/Frost Bankers, Inc.	2	312
DigitalBridge Group, Inc. - Class A	42	486
East West Bancorp, Inc.	6	648
Encore Capital Group, Inc. (a)	6	270
Equitable Holdings, Inc.	48	2,421
Erie Indemnity Company - Class A	2	720
Evercore Inc. - Class A	6	2,107
FactSet Research Systems Inc.	2	514
Federated Hermes, Inc. - Class B	15	762
First American Financial Corporation	9	571
First Horizon Corporation	22	490
FirstCash, Inc.	6	887

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Flagstar Financial, Inc.	69	798
Franklin Resources, Inc.	41	939
Genworth Financial, Inc. - Class A (a)	143	1,271
Globe Life Inc.	4	517
Goldman Sachs Group, Inc., The	15	12,210
Hanover Insurance Group Inc, The	5	935
Hartford Insurance Group, Inc., The	6	791
Hilltop Holdings Inc.	7	222
Houlihan Lokey, Inc. - Class A	7	1,466
Huntington Bancshares Incorporated	32	546
Independence Holdings, LLC	19	1,054
Interactive Brokers Group, Inc. - Class A	28	1,897
Intercontinental Exchange, Inc.	30	5,117
Invesco Ltd.	52	1,203
Jack Henry & Associates, Inc.	11	1,586
Jackson Financial Inc. - Class A (c)	13	1,285
Janus Henderson Group PLC	25	1,116
Jefferies Financial Group Inc.	10	659
JPMorgan Chase & Co.	59	18,464
KeyCorp	24	455
Lincoln National Corporation	29	1,164
Loews Corporation	15	1,501
LPL Financial Holdings Inc.	9	2,858
M&T Bank Corporation	3	664
Markel Group Inc. (a)	—	489
MarketAxess Holdings Inc.	4	685
Marsh & Mclennan Companies, Inc.	17	3,397
MasterCard Incorporated - Class A	27	15,157
Mercury General Corporation	6	508
MetLife, Inc.	48	3,962
MFA Financial, Inc.	31	287
MGIC Investment Corporation	13	379
Moelis & Company - Class A	9	643
Moody's Corporation	1	538
Morgan Stanley	26	4,164
Morningstar, Inc.	1	287
Mr. Cooper Group Inc.	12	2,486
MSCI Inc. - Class A	2	1,143
Nasdaq, Inc.	12	1,106
Navient Corporation	15	192
NCR Atleos Corporation (a)	12	473
Nelnet, Inc. - Class A	2	198
Northern Trust Corporation	4	528
Old National Bancorp	16	359
PennyMac Financial Services, Inc.	6	742
PennyMac Mortgage Investment Trust	18	216
Piper Sandler Companies	1	267
PROG Holdings, Inc.	9	281
Progressive Corporation, The	25	6,170
Prudential Financial, Inc.	37	3,883
Raymond James Financial, Inc.	4	667
Regions Financial Corporation	20	519
RITHM Capital Corp.	34	386
RLI Corp.	6	413
Robinhood Markets, Inc. - Class A (a)	35	5,034
S&P Global Inc.	9	4,279
SEI Investments Company	18	1,514
Selective Insurance Group, Inc.	5	371
SLM Corporation	40	1,116
SoFi Technologies, Inc. (a)	53	1,402
State Street Corporation	6	671
Stewart Information Services Corporation	4	287
Stifel Financial Corp.	5	521
Synchrony Financial	84	5,992
T. Rowe Price Group, Inc.	20	2,069
The Western Union Company (b)	176	1,406
Toast, Inc. - Class A (a)	22	789
TPG Inc. - Class A	4	225
Tradeweb Markets Inc. - Class A	10	1,070
Travelers Companies, Inc., The	22	6,038
Unum Group	31	2,392
Virtu Financial, Inc. - Class A	19	662
Visa Inc. - Class A	59	20,076
W. R. Berkley Corporation	6	456
Webster Financial Corporation	8	496
Wells Fargo & Company	349	29,239
White Mountains Insurance Group Ltd	—	787
Willis Towers Watson Public Limited Company	5	1,872
Wintrust Financial Corporation	4	473
Zions Bancorporation, National Association	13	737
Zurich American Corporation	5	269
		351,203
Consumer Discretionary 12.5%
Abercrombie & Fitch Co. - Class A (a)	18	1,530
Academy Sports & Outdoors, Inc.	15	727
Acushnet Holdings Corp.	7	541
Adient Public Limited Company (a)	25	606
Adtalem Global Education Inc. (a)	9	1,332
Advance Auto Parts, Inc.	8	518
American Eagle Outfitters, Inc.	84	1,443
Asbury Automotive Group, Inc. (a)	4	929
AutoNation, Inc. (a)	9	2,074
AutoZone, Inc. (a)	2	8,134
Bath & Body Works, Inc.	19	496
Best Buy Co., Inc.	62	4,711
Booking Holdings Inc.	3	14,772
BorgWarner Inc.	34	1,507
Boyd Gaming Corporation	9	768
Bright Horizons Family Solutions, Inc. (a)	3	305
Brightstar Lottery PLC (b)	28	478
Brunswick Corporation	17	1,048
Carnival Corporation (a)	69	1,998
Carter's, Inc.	27	753
Choice Hotels International, Inc.	2	238
Coupang, Inc. - Class A (a)	54	1,731
Cracker Barrel Old Country Store, Inc. (b)	10	441
Dana Incorporated	46	916
Darden Restaurants, Inc.	9	1,725
Deckers Outdoor Corporation (a)	13	1,305
Dick's Sporting Goods, Inc.	8	1,680
Dillard's, Inc. - Class A (b)	1	780
Domino's Pizza, Inc.	5	2,209
DoorDash, Inc. - Class A (a)	16	4,405
Dorman Products, Inc. (a)	4	577
eBay Inc.	126	11,452
Expedia Group, Inc.	7	1,420
Five Below, Inc. (a)	3	392
Flutter Entertainment Public Limited Company (a)	4	957
Ford Motor Company	788	9,428
Gap, Inc., The	34	733
General Motors Company	218	13,267
Gentex Corporation	50	1,424
Genuine Parts Company	2	292
G-III Apparel Group, Ltd. (a)	11	286
Graham Holdings Co., Ltd. - Class B	1	849
Grand Canyon Education, Inc. (a)	5	1,021
Group 1 Automotive, Inc.	3	1,285
H & R Block, Inc.	16	799
Hanesbrands Inc. (a)	104	683
Harley-Davidson, Inc.	14	380
Hasbro, Inc.	23	1,730
Hilton Worldwide Holdings Inc.	5	1,307
Home Depot, Inc., The	52	20,927
KB Home	4	252
Kohl's Corporation	59	913
Kontoor Brands, Inc.	9	753
Las Vegas Sands Corp.	7	375
Laureate Education, Inc. - Class A (a)	23	723
La-Z-Boy Incorporated	8	283
Lear Corporation	8	770
Leggett & Platt, Incorporated	42	375
Light & Wonder, Inc. (a)	3	236
Lithia Motors, Inc. - Class A	2	530
Lowe`s Companies, Inc.	44	10,958
M/I Homes, Inc. (a)	4	516
Macy's, Inc.	67	1,201
Marriott International, Inc. - Class A	8	2,128
McDonald's Corporation	52	15,723
Meritage Homes Corporation	13	966

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Mohawk Industries, Inc. (a)	4	471
Murphy USA Inc.	6	2,269
Newell Brands Inc.	20	103
Nike, Inc. - Class B	34	2,379
NVR, Inc. (a)	—	1,414
Ollie's Bargain Outlet Holdings, Inc. (a)	7	924
O'Reilly Automotive, Inc. (a)	64	6,923
Penske Automotive Group, Inc.	2	360
Phinia Inc.	9	505
Pool Corporation	6	1,793
PulteGroup, Inc.	13	1,656
PVH Corp.	10	817
Ralph Lauren Corporation - Class A	5	1,614
Red Rock Resorts, Inc. - Class A	5	280
RH (a)	2	357
Rivian Automotive, Inc. - Class A (a) (b)	20	292
Royal Caribbean Cruises Ltd.	11	3,589
Sally Beauty Holdings, Inc. (a)	35	576
Service Corporation International	20	1,655
Signet Jewelers Limited	10	957
Somnigroup International Inc.	25	2,147
Sonic Automotive, Inc. - Class A	5	401
Starbucks Corporation	54	4,585
Steven Madden, Ltd.	14	460
Strategic Education, Inc.	4	317
Stride, Inc. (a)	4	526
Tapestry, Inc.	21	2,426
Taylor Morrison Home II Corporation - Class A (a)	24	1,615
Tesla Inc. (a)	60	26,903
Texas Roadhouse, Inc. - Class A	2	406
The Buckle, Inc.	9	539
The Goodyear Tire & Rubber Company (a)	89	664
The Wendy's Company	69	629
Thor Industries, Inc.	4	400
TJX Companies, Inc., The	54	7,838
Toll Brothers, Inc.	5	753
Tractor Supply Company	28	1,607
TRI Pointe Homes Holdings, Inc. (a)	25	848
Ulta Beauty, Inc. (a)	5	2,670
Upbound Group, Inc.	11	264
Urban Outfitters, Inc. (a)	23	1,653
V.F. Corporation	71	1,025
Vail Resorts, Inc.	8	1,254
Valvoline, Inc. (a)	29	1,048
Victoria's Secret & Co. (a)	31	836
Visteon Corporation	5	554
Vitamin Oldco Holdings, Inc. (a) (d)	6	—
Wayfair Inc. - Class A (a)	5	411
Whirlpool Corporation (b)	13	995
Williams-Sonoma, Inc.	24	4,704
Winnebago Industries, Inc.	10	346
Wyndham Hotels & Resorts, Inc.	12	941
Wynn Resorts, Limited	4	481
Yum! Brands, Inc.	22	3,396
		268,587
Health Care 12.3%
Abbott Laboratories	37	4,956
AbbVie Inc.	101	23,504
Alnylam Pharmaceuticals, Inc. (a)	8	3,524
Amgen Inc.	38	10,779
Baxter International Inc.	35	791
Becton, Dickinson and Company	11	2,016
Biogen Inc. (a)	3	456
BioMarin Pharmaceutical Inc. (a)	6	347
Boston Scientific Corporation (a)	42	4,066
Bristol-Myers Squibb Company	265	11,970
Cardinal Health, Inc.	38	6,014
Cencora, Inc.	11	3,343
Centene Corporation (a)	21	748
Chemed Corporation	2	1,106
Cigna Group, The	18	5,135
Cooper Companies, Inc., The (a)	15	1,028
Corcept Therapeutics Incorporated (a)	9	782
CVS Health Corporation	189	14,222
Davita Inc. (a)	17	2,228
Dentsply Sirona Inc.	27	343
Elevance Health, Inc.	3	1,073
Eli Lilly and Company	15	11,783
Encompass Health Corporation	18	2,265
Exelixis, Inc. (a)	54	2,215
GE HealthCare Technologies Inc.	14	1,022
Gilead Sciences, Inc.	180	20,010
Globus Medical, Inc. - Class A (a)	7	391
Haemonetics Corporation (a)	5	231
Halozyme Therapeutics, Inc. (a)	5	395
HCA Healthcare, Inc.	8	3,414
Henry Schein, Inc. (a)	11	730
Hologic, Inc. (a)	10	667
ICU Medical, Inc. (a)	3	387
IDEXX Laboratories, Inc. (a)	6	3,849
Incyte Corporation (a)	10	860
Jazz Pharmaceuticals Public Limited Company (a)	8	1,065
Johnson & Johnson	196	36,311
Labcorp Holdings Inc.	5	1,448
Masimo Corporation (a)	6	948
McKesson Corporation	10	7,576
Merck & Co., Inc.	182	15,240
Mettler-Toledo International Inc. (a)	1	1,519
Neurocrine Biosciences, Inc. (a)	5	661
Organon & Co.	97	1,035
Pfizer Inc.	712	18,147
Premier Healthcare Solutions, Inc. - Class A (b)	28	766
Quest Diagnostics Incorporated	9	1,790
Regeneron Pharmaceuticals, Inc.	6	3,616
ResMed Inc.	7	2,031
Revvity, Inc.	7	649
Royalty Pharma PLC - Class A	56	1,973
Select Medical Holdings Corporation	24	304
Stryker Corporation	7	2,763
Teladoc Health, Inc. (a)	37	287
Teleflex Incorporated	4	521
Tenet Healthcare Corporation (a)	23	4,612
United Therapeutics Corporation (a)	9	3,834
Universal Health Services, Inc. - Class B	7	1,413
Veeva Systems Inc. - Class A (a)	7	2,085
Vertex Pharmaceuticals Incorporated (a)	5	1,860
Viatris Inc.	268	2,657
Waters Corporation (a)	—	119
West Pharmaceutical Services, Inc.	3	661
Zimmer Biomet Holdings, Inc.	3	308
Zoetis Inc. - Class A	7	1,073
		263,922
Industrials 12.2%
3M Company	89	13,783
A. O. Smith Corporation	29	2,146
AAR Corp. (a)	6	521
ABM Industries Incorporated	10	470
Acuity Brands, Inc.	4	1,236
Advanced Drainage Systems, Inc.	4	542
AECOM	11	1,483
AGCO Corporation	7	742
Alaska Air Group, Inc. (a)	6	297
Allison Systems, Inc.	18	1,513
API Group Corporation (a)	17	595
Applied Industrial Technologies, Inc.	3	679
Arcosa, Inc.	4	397
Armstrong World Industries, Inc.	6	1,214
ATI Inc. (a)	9	693
Automatic Data Processing, Inc.	18	5,280
Avis Budget Group, Inc. (a) (b)	4	633
Axon Enterprise, Inc. (a)	4	2,525
Boeing Company, The (a)	16	3,535
Boise Cascade Company	7	510
Booz Allen Hamilton Holding Corporation - Class A	22	2,155
Brady Corporation - Class A	3	268
Brink's Company, The	3	376
Broadridge Financial Solutions, Inc.	11	2,524
Builders FirstSource, Inc. (a)	9	1,037

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
BWXT Government Group, Inc.	20	3,621
C.H. Robinson Worldwide, Inc.	24	3,124
Caci International Inc. - Class A (a)	4	2,167
Carlisle Companies Incorporated	1	313
Carrier Global Corporation	10	579
Caterpillar Inc.	11	5,040
Chart Industries, Inc. (a)	2	426
Cintas Corporation	15	3,167
Comfort Systems USA, Inc.	2	1,357
Copart, Inc. (a)	38	1,696
Core & Main, Inc. - Class A (a)	17	895
CoreCivic, Inc. (a)	20	399
Crane Company	4	814
CSG Systems International, Inc.	4	278
CSX Corporation	91	3,221
Cummins Inc.	7	2,777
Curtiss-Wright Corporation	6	3,259
Deere & Company	5	2,486
DNOW Inc. (a)	28	427
Donaldson Company, Inc.	10	835
Dycom Industries, Inc. (a)	3	768
EMCOR Group, Inc.	2	1,346
Emerson Electric Co.	21	2,781
Equifax Inc.	3	675
ESAB Corporation	2	238
Everus Construction Group, Inc. (a)	4	354
ExlService Holdings, Inc. (a)	7	322
Expeditors International of Washington, Inc. - Class A	21	2,637
Fastenal Company	58	2,869
Federal Signal Corporation	3	332
Ferguson Enterprises Inc.	4	877
Franklin Electric Co., Inc.	3	293
FTI Consulting, Inc. (a)	5	882
Gates Industrial Corporation PLC (a)	11	269
GATX Corporation	3	612
GE Vernova Inc.	6	3,565
Generac Holdings Inc. (a)	7	1,093
General Dynamics Corporation	11	3,897
General Electric Company	70	20,962
Genpact Limited	27	1,144
GEO Group, Inc., The (a)	58	1,184
Graco Inc.	10	868
Granite Construction Incorporated	11	1,165
Greenbrier Companies, Inc., The	10	467
Healthcare Services Group, Inc. (a)	17	281
HEICO Corporation	5	1,539
Hertz Global Holdings, Inc. (a) (b)	24	167
Hexcel Corporation	10	622
HNI Corporation	6	280
Howmet Aerospace Inc.	34	6,738
Hub Group, Inc. - Class A	11	397
Hubbell Incorporated	1	333
Huntington Ingalls Industries, Inc.	1	375
IDEX Corporation	10	1,681
Illinois Tool Works Inc.	16	4,066
ITT Inc.	5	959
J.B. Hunt Transport Services, Inc.	3	403
JBT Marel Corporation	2	302
JetBlue Airways Corporation (a) (b)	108	533
Johnson Controls International Public Limited Company	14	1,555
KBR, Inc.	7	351
Kennametal Inc.	11	239
Knight-Swift Transportation Holdings Inc. - Class A	7	288
L3Harris Technologies, Inc.	13	4,112
Landstar System, Inc.	8	1,036
Leidos Holdings, Inc.	7	1,350
Lennox International Inc.	4	1,993
Lincoln Electric Holdings, Inc.	7	1,582
Lockheed Martin Corporation	26	13,104
ManpowerGroup Inc.	14	536
Masco Corporation	11	801
MasTec, Inc. (a)	3	623
Matson Intermodal - Paragon, Inc.	5	526
Maximus, Inc.	9	784
Mercury Systems, Inc. (a)	5	420
Mine Safety Appliances Company, LLC	3	504
MOOG Inc. - Class A	4	766
MSC Industrial Direct Co., Inc. - Class A	13	1,205
Mueller Industries, Inc.	21	2,114
Northrop Grumman Corporation	12	7,179
Nvent Electric Public Limited Company	8	743
Old Dominion Freight Line, Inc.	4	499
Openlane, Inc. (a)	15	420
Oshkosh Corporation	7	909
Otis Worldwide Corporation	18	1,625
Owens Corning	3	493
Parker-Hannifin Corporation	3	2,090
Parsons Corporation (a)	4	362
Paychex, Inc.	15	1,911
Paycom Software, Inc.	2	448
Pentair Public Limited Company	13	1,419
Primoris Services Corporation	17	2,382
Quanta Services, Inc.	10	4,189
RBC Bearings Incorporated (a)	1	578
Republic Services, Inc.	10	2,381
Resideo Technologies, Inc. (a)	22	948
Robert Half Inc.	9	289
Rockwell Automation, Inc.	2	852
Rollins, Inc.	33	1,938
RTX Corporation	29	4,786
Rush Enterprises, Inc. - Class A	10	547
Ryder System, Inc.	1	238
Schneider National, Inc. - Class B	14	307
Science Applications International Corporation	10	972
SkyWest, Inc. (a)	7	681
Snap-on Incorporated	1	389
Spirit AeroSystems Holdings, Inc. - Class A (a)	10	371
SS&C Technologies Holdings, Inc.	5	402
Steelcase Inc. - Class A	19	333
Terex Corporation	17	890
Timken Company, The	11	822
Toro Company, The	14	1,105
Trinity Industries, Inc.	14	380
Uber Technologies, Inc. (a)	43	4,255
UFP Industries, Inc.	8	789
UL Solutions Inc. - Class A	5	331
Unifirst Corporation	3	446
Union Pacific Corporation	30	7,144
United Airlines Holdings, Inc. (a)	6	561
United Parcel Service, Inc. - Class B	43	3,563
Valmont Industries, Inc.	2	606
Veralto Corporation	8	835
Verisk Analytics, Inc.	12	2,923
Vertiv Holdings Co - Class A	18	2,667
W.W. Grainger, Inc.	2	1,541
Waste Management, Inc.	18	4,046
Watsco, Inc.	5	2,090
Watts Water Technologies, Inc. - Class A	1	390
Werner Enterprises, Inc.	19	501
Westinghouse Air Brake Technologies Corporation	4	738
Woodward, Inc.	3	705
Worthington Industries, Inc.	6	311
Zurn Elkay Water Solutions Corporation	6	301
		262,821
Consumer Staples 10.4%
Albertsons Companies, Inc. - Class A	72	1,261
Altria Group, Inc.	200	13,196
Andersons, Inc., The	7	271
Archer-Daniels-Midland Company	76	4,544
BJ's Wholesale Club Holdings, Inc. (a)	15	1,376
Boston Beer Company, Inc., The - Class A (a)	1	305
Brown-Forman Corporation - Class B	33	889
Bunge Global SA	19	1,548
Cal-Maine Foods, Inc.	18	1,679
Campbell's Company, The	14	436
Casey's General Stores, Inc.	7	3,904
Central Garden & Pet Company - Class A (a)	10	300

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Church & Dwight Co., Inc.	15	1,335
Clorox Company, The	19	2,316
Coca-Cola Company, The	188	12,445
Coca-Cola Consolidated, Inc.	3	339
Colgate-Palmolive Company	48	3,817
Conagra Brands, Inc.	35	641
Constellation Brands, Inc. - Class A	6	786
Costco Wholesale Corporation	13	11,603
Del Monte Fresh Produce Company	9	297
Dollar General Corporation	26	2,716
Dollar Tree, Inc. (a)	16	1,492
Edgewell Personal Care Colombia S A S	15	297
Energizer Holdings, Inc.	12	290
Flowers Foods, Inc.	35	460
General Mills, Inc.	45	2,288
Hershey Company, The	8	1,549
Hormel Foods Corporation	19	460
Ingredion Incorporated	8	1,025
J. M. Smucker Company, The	12	1,330
Kellanova	30	2,436
Kenvue Inc.	22	358
Keurig Dr Pepper Inc.	58	1,478
Kimberly-Clark Corporation	26	3,193
Kraft Heinz Company, The	155	4,036
Kroger Co., The	157	10,560
Lamb Weston Holdings, Inc.	10	579
Maplebear Inc. (a)	7	273
McCormick & Company, Incorporated	2	166
Molson Coors Beverage Company - Class B	36	1,640
Mondelez International, Inc. - Class A	68	4,226
Monster Beverage 1990 Corporation (a)	43	2,898
Nomad Foods Limited	15	199
PepsiCo, Inc.	100	14,025
Performance Food Group Company (a)	3	341
Philip Morris International Inc.	134	21,772
Pilgrim's Pride Corporation	8	338
Post Holdings, Inc. (a)	8	835
PriceSmart, Inc.	5	555
Procter & Gamble Company, The	114	17,574
Seaboard Corporation	—	109
Spectrum Brands Holdings, Inc.	10	535
Sprouts Farmers Market, Inc. (a)	31	3,386
Sysco Corporation	22	1,806
Target Corporation	92	8,294
The Marzetti Company	3	516
Treehouse Foods, Inc. (a)	13	266
Tyson Foods, Inc. - Class A	63	3,406
United Natural Foods, Inc. (a)	22	812
Universal Corporation	5	289
US Foods Holding Corp. (a)	28	2,125
Walmart Inc.	376	38,781
		223,002
Communication Services 7.2%
Altice USA, Inc. - Class A (a) (b)	98	236
Array Digital Infrastructure, Inc. (b)	4	201
AT&T Inc.	796	22,491
Comcast Corporation - Class A	144	4,518
CommScope Holding Company, Inc. (a)	77	1,191
EchoStar Corporation - Class A (a)	13	1,010
Electronic Arts Inc.	19	3,807
Former Charter Communications Parent, Inc. - Class A (a)	37	10,072
Fox Corporation - Class A	57	3,618
Iridium Communications Inc.	14	248
John Wiley & Sons, Inc. - Class A	10	423
Liberty Broadband Corporation - Series C (a)	18	1,157
Liberty Global Ltd. - Class C (a)	72	843
Liberty Latin America Ltd. - Class C (a)	39	326
Liberty Media Corporation - Series C (a)	10	1,067
Lumen Technologies, Inc. (a)	243	1,490
Match Group, Inc.	13	456
Meta Platforms, Inc. - Class A	44	32,158
Netflix, Inc. (a)	13	15,140
News Corporation - Class A	23	722
Nexstar Media Group, Inc. - Class A	6	1,237
Omnicom Group Inc.	13	1,097
Roblox Corporation - Class A (a)	28	3,864
Roku, Inc. - Class A (a)	6	611
Sirius XM Holdings Inc.	20	461
Take-Two Interactive Software, Inc. (a)	20	5,212
TEGNA Inc.	26	535
Telephone and Data Systems, Inc.	27	1,063
The New York Times Company - Class A	12	676
TKO Group Holdings Inc. - Class A	4	723
T-Mobile US, Inc.	33	7,786
Verizon Communications Inc.	442	19,427
Walt Disney Company, The	38	4,392
Warner Bros. Discovery, Inc. - Series A (a)	322	6,295
Yelp Inc. (a)	15	472
		155,025
Energy 5.0%
Antero Midstream Corporation	16	306
Archrock, Inc.	33	865
Baker Hughes Company - Class A	85	4,147
Cheniere Energy, Inc.	10	2,351
Chevron Corporation	139	21,555
CNX Resources Corporation (a)	45	1,453
ConocoPhillips	24	2,234
Core Natural Resources, Inc.	3	283
CVR Energy, Inc.	19	691
Delek US Holdings, Inc.	32	1,049
DT Midstream, Inc.	10	1,123
EQT Corporation	13	732
Expand Energy Corporation	12	1,309
Exxon Mobil Corporation	190	21,416
Helmerich & Payne, Inc.	17	375
HF Sinclair Corporation	26	1,346
Kinder Morgan, Inc.	73	2,070
Marathon Petroleum Corporation	55	10,628
Murphy Oil Corporation	29	823
Ovintiv Canada ULC	21	838
Patterson-UTI Energy, Inc.	56	290
PBF Energy Inc. - Class A	34	1,025
Peabody Energy Corporation	52	1,381
Permian Resources Corporation - Class A	28	355
Phillips 66	65	8,846
Schlumberger Limited	21	707
SM Energy Company	16	391
Targa Resources Corp.	16	2,673
TechnipFMC PLC	61	2,412
Valero Energy Corporation	65	11,091
Williams Companies, Inc., The	26	1,672
World Kinect Corporation	15	385
		106,822
Materials 2.7%
Alcoa Corporation	22	737
Amcor Pty Ltd	80	654
AptarGroup, Inc.	7	939
Avery Dennison Corporation	8	1,307
Ball Corporation	17	863
Cabot Corporation	7	536
Carpenter Technology Corporation	15	3,663
Celanese Corporation - Class A	5	221
CF Industries Holdings, Inc.	4	320
Chemours Company, The	35	560
Cleveland-Cliffs Inc. (a)	21	257
Commercial Metals Company	17	988
Corteva, Inc.	31	2,065
CRH Public Limited Company	15	1,748
Crown Holdings, Inc.	20	1,970
Dow Inc.	28	636
DuPont de Nemours, Inc.	56	4,343
Eagle Materials Inc.	4	878
Eastman Chemical Company	11	705
Graphic Packaging Holding Company	63	1,233
Greif, Inc. - Class A	4	262
Huntsman Corporation	9	81
International Paper Company	45	2,072
Louisiana-Pacific Corporation (W VA)	10	922

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
LyondellBasell Industries N.V. - Class A	64	3,145
Mosaic Company, The	61	2,130
NewMarket Corporation	2	1,343
Newmont Corporation	62	5,249
Nucor Corporation	26	3,590
O-I Glass, Inc. (a)	30	390
Packaging Corporation of America	5	1,032
PPG Industries, Inc.	10	1,064
Reliance, Inc.	5	1,505
Royal Gold, Inc.	7	1,429
RPM International Inc.	16	1,918
Sealed Air Corporation	27	967
Sensient Technologies Corporation	8	744
Sherwin-Williams Company, The	3	1,188
Silgan Holdings Inc.	14	604
Sonoco Products Company	18	791
Southern Copper Corporation	3	369
Steel Dynamics, Inc.	4	559
Sylvamo Corporation	7	289
Vulcan Materials Company	3	873
Warrior Met Coal, Inc.	23	1,441
		58,580
Utilities 2.3%
AES Corporation, The	12	153
ALLETE, Inc.	4	289
Alliant Energy Corporation	6	383
Ameren Corporation	6	615
American Electric Power Company, Inc.	12	1,300
American Water Works Company, Inc.	4	612
Atmos Energy Corporation	3	592
Avista Corporation	11	429
CenterPoint Energy, Inc.	14	550
Clearway Energy, Inc. - Class C	16	464
CMS Energy Corporation	7	483
Consolidated Edison, Inc.	8	789
Constellation Energy Group, Inc.	7	2,244
Dominion Energy, Inc.	19	1,136
DTE Energy Company	4	563
Duke Energy Corporation	17	2,080
Entergy Corporation	10	902
Essential Utilities, Inc.	8	305
Evergy, Inc.	10	750
Eversource Energy	8	574
Exelon Corporation	78	3,524
Hawaiian Electric Industries, Inc. (a)	33	366
IDACORP, Inc.	5	704
MDU Resources Group, Inc.	27	485
National Fuel Gas Company	13	1,228
New Jersey Resources Corporation	10	495
NiSource Inc.	10	453
NorthWestern Corporation	8	451
NRG Energy, Inc.	16	2,634
OGE Energy Corp.	9	410
One Gas, Inc.	7	553
Ormat Technologies, Inc.	5	479
Portland General Electric Company	9	387
PPL Corporation	15	576
Public Service Enterprise Group Incorporated	11	905
Southwest Gas Holdings, Inc.	8	624
Spire Inc.	8	644
Talen Energy Corporation (a)	3	1,413
The Southern Company	23	2,182
TXNM Energy, Inc.	19	1,065
UGI Corporation	20	676
Vistra Corp.	68	13,415
WEC Energy Group Inc.	7	799
XCEL Energy Inc.	13	1,034
		50,715
Real Estate 1.5%
Agree Realty Corporation	8	563
American Healthcare REIT, Inc.	7	288
American Homes 4 Rent - Class A	25	842
American Tower Corporation	2	465
Americold Realty Trust, Inc.	28	342
Apple Hospitality REIT, Inc.	45	544
Brandywine Realty Trust	51	214
Camden Property Trust	10	1,085
CBRE Group, Inc. - Class A (a)	6	995
COPT Defense Properties	13	380
Cubesmart, L.P.	13	518
DiamondRock Alpharetta Tenant, LLC	44	349
Digital Realty Trust, Inc.	7	1,276
Douglas Emmett, Inc. (b)	26	399
Equity Lifestyle Properties, Inc.	9	531
First Industrial Realty Trust, Inc.	4	222
Gaming and Leisure Properties, Inc.	27	1,282
Healthcare Realty Trust Incorporated - Class A	68	1,234
Host Hotels & Resorts, Inc.	14	232
Iron Mountain Incorporated	9	939
JBG Smith Properties (b)	23	514
Jones Lang LaSalle Incorporated (a)	4	1,134
Lamar Advertising Company - Class A	7	813
LXP Industrial Trust	37	328
Macerich Company, The	34	627
Medical Properties Trust, Inc. (b)	168	850
Omega Healthcare Investors, Inc.	11	472
Paramount Group, Inc. (a)	43	281
Park Hotels & Resorts Inc. (b)	79	873
Phillips Edison & Company, Inc.	12	425
Public Storage Operating Company	2	507
Rayonier Inc.	19	497
RLJ III-EM Columbus Lessee, LLC (b)	41	292
SBA Communications Corporation - Class A	6	1,107
Simon Property Group, Inc.	9	1,783
SL Green Realty Corp. (b)	15	908
Sun Communities, Inc.	6	795
Sunstone Hotel Investors, Inc.	33	305
Uniti Group Inc. (a)	34	209
Ventas, Inc.	10	689
VICI Properties Inc.	24	768
Vornado Realty Trust	27	1,081
W.P. Carey Inc.	10	652
Welltower Inc.	14	2,581
Xenia Hotels & Resorts, Inc.	19	264
Zillow Group, Inc. - Class C (a)	10	735
		32,190
Total Common Stocks (cost $1,717,143)		2,144,333
SHORT TERM INVESTMENTS 0.6%
Securities Lending Collateral 0.4%
JNL Government Money Market Fund - Class SL, 4.14% (c) (e)	7,922	7,922
Investment Companies 0.2%
JNL Government Money Market Fund - Class I, 4.04% (c) (e)	4,696	4,696
Total Short Term Investments (cost $12,618)		12,618
Total Investments 100.3% (cost $1,729,761)		2,156,951
Other Derivative Instruments 0.0%		21
Other Assets and Liabilities, Net (0.3)%		(7,448)
Total Net Assets 100.0%		2,149,524

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2025.

(c) Investment in affiliate.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL/RAFI Multi-Factor U.S. Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Bank of New York Mellon Corporation, The	5,233	828	748	96	384	1,668	7,365	0.3
Jackson Financial Inc. - Class A	1,945	88	974	43	616	(390)	1,285	0.1
JNL Government Money Market Fund, 4.14% - Class SL	4	47,189	39,271	40	—	—	7,922	0.4
JNL Government Money Market Fund, 4.04% - Class I	10,679	256,287	262,270	255	—	—	4,696	0.2
	17,861	304,392	303,263	434	1,000	1,278	21,268	1.0

JNL/RAFI Multi-Factor U.S. Equity Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	17	December 2025	5,705	20	23
S&P Midcap 400 Index	6	December 2025	1,982	1	(10)
				21	13

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/RAFI Multi-Factor U.S. Equity Fund
Assets - Securities
Common Stocks	2,144,333	—	—	2,144,333
Short Term Investments	12,618	—	—	12,618
	2,156,951	—	—	2,156,951
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	23	—	—	23
	23	—	—	23
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(10)	—	—	(10)
	(10)	—	—	(10)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Balanced Fund
COMMON STOCKS 65.3%
Information Technology 15.1%
Accenture Public Limited Company - Class A	1	224
Adobe Inc. (a)	1	182
Advanced Micro Devices, Inc. (a)	2	285
Amphenol Corporation - Class A	2	294
Analog Devices, Inc.	4	970
Apple Inc.	49	12,575
AppLovin Corporation - Class A (a)	—	287
Arista Networks, Inc. (a)	2	268
ASML Holding N.V. - ADR	1	611
ASML Holding N.V.	3	2,473
Autodesk, Inc. (a)	—	99
BE Semiconductor Industries N.V.	3	383
Broadcom Inc.	22	7,128
Cadence Design Systems, Inc. (a)	1	169
CDW Corp.	—	37
Cisco Systems, Inc.	5	312
CrowdStrike Holdings, Inc. - Class A (a)	1	484
Datadog, Inc. - Class A (a)	2	280
Dell Technologies Inc. - Class C	—	50
Descartes Systems Group Inc., The (a)	1	111
Fair Isaac Corporation (a)	—	82
First Solar, Inc. (a)	1	118
Fortinet, Inc. (a)	2	139
Hamamatsu Photonics K.K.	21	226
Intel Corporation (a)	20	674
International Business Machines Corporation	1	193
Intuit Inc.	—	309
Jabil Inc.	—	12
Keysight Technologies, Inc. (a)	12	2,082
KLA Corporation	1	752
Marvell Technology, Inc.	1	94
Microchip Technology Incorporated	1	71
Micron Technology, Inc.	2	335
Microsoft Corporation	33	17,054
Monday.Com Ltd. (a)	—	24
Monolithic Power Systems, Inc.	1	645
Motorola Solutions, Inc.	—	114
Nec Corporation	25	792
Nomura Research Institute, Ltd. (b)	12	457
NVIDIA Corporation	102	18,968
NXP Semiconductors N.V.	3	762
Oracle Corporation	7	1,825
Palantir Technologies Inc. - Class A (a)	4	770
Palo Alto Networks, Inc. (a)	1	285
PTC Inc. (a)	—	75
Qualcomm Incorporated	2	297
Renesas Electronics Corporation	28	317
Roper Technologies, Inc.	1	422
Salesforce, Inc.	1	216
Samsung Electronics Co., Ltd.	14	820
SAP SE	7	1,872
ServiceNow, Inc. (a)	2	1,639
Shopify Inc. - Class A (a)	5	717
Synopsys, Inc. (a)	1	461
Taiwan Semiconductor Manufacturing Company Limited - ADR	2	444
Taiwan Semiconductor Manufacturing Company Limited	53	2,290
TE Connectivity Public Limited Company	5	1,034
Teledyne Technologies Incorporated (a)	—	186
Telefonaktiebolaget LM Ericsson - Class B	74	618
Texas Instruments Incorporated	10	1,842
Tokyo Electron Limited	4	791
Workday, Inc. - Class A (a)	—	58
Zebra Technologies Corporation - Class A (a)	—	21
		88,125
Financials 11.5%
ABN AMRO Bank N.V. - DUTCHCERT (c)	12	371
Admiral Group PLC	12	531
Adyen N.V. (a) (c)	—	449
AIA Group Limited	74	707
Allstate Corporation, The	8	1,817
American Express Company	4	1,294
American International Group, Inc.	2	194
Annaly Capital Management, Inc.	22	444
ANZ Group Holdings Limited	29	629
Apollo Global Management, Inc.	4	511
Ares Management Corporation - Class A	1	90
Assicurazioni Generali Societa' Per Azioni	9	362
Aviva PLC	66	607
AXA	22	1,058
AXIS Capital Holdings Limited	—	42
Banco Bilbao Vizcaya Argentaria, S.A.	40	767
Banco Santander, S.A.	120	1,255
Bank of America Corporation	36	1,878
Bank of New York Mellon Corporation, The	2	162
Banque Nationale Du Canada (b)	5	582
Barclays PLC	137	702
Berkshire Hathaway Inc. - Class B (a)	7	3,632
BlackRock, Inc.	—	245
Blackstone Inc. - Class A	—	78
Block, Inc. - Class A (a)	3	230
Bridgepoint Group PLC (c)	82	337
Brookfield Corporation - Class A	11	728
Capital One Financial Corporation	2	426
CBOE Global Markets, Inc.	—	30
Charles Schwab Corporation, The	23	2,154
Chubb Limited	4	1,036
Citigroup Inc.	11	1,087
CME Group Inc. - Class A	2	650
Corebridge Financial, Inc.	22	717
Corpay Inc (a)	2	615
CVC Capital Partners PLC	21	366
DBS Group Holdings Ltd	24	946
Definity Financial Corporation	13	658
DNB Bank ASA	43	1,165
Edenred	7	170
Equitable Holdings, Inc.	1	66
Erste Group Bank AG	6	589
Fifth Third Bancorp	9	405
Fiserv, Inc. (a)	1	90
Global Payments Inc.	—	11
Goldman Sachs Group, Inc., The	2	1,202
Great-West Lifeco Inc.	15	624
Hartford Insurance Group, Inc., The	1	126
HDFC Bank Limited	59	630
Huntington Bancshares Incorporated	5	87
ING Groep N.V.	43	1,119
Intercontinental Exchange, Inc.	8	1,268
Intesa Sanpaolo S.p.A.	115	764
JPMorgan Chase & Co.	14	4,514
Julius Bar Gruppe AG - Class N	6	387
KeyCorp	46	851
KKR & Co. Inc. - Class A	1	156
Klarna Group PLC (a)	1	53
Lloyds Banking Group PLC	817	923
Macquarie Group Limited	5	674
Mandatum Holding Oy	58	391
Marsh & Mclennan Companies, Inc.	2	460
MasterCard Incorporated - Class A	5	2,592
Melrose Industries PLC	103	844
MetLife, Inc.	5	405
Mitsubishi UFJ Financial Group, Inc.	92	1,481
Moody's Corporation	—	163
Morgan Stanley	3	548
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft in Munchen - Class N	2	1,263
ORIX Corporation	11	280
Popular, Inc.	—	44
Progressive Corporation, The	1	247
RenaissanceRe Holdings Ltd	1	126
Robinhood Markets, Inc. - Class A (a)	1	86
S&P Global Inc.	1	433
Sampo Oyj - Class A	81	927
Skandinaviska Enskilda Banken AB - Class A	41	799
Societe Generale	16	1,031

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Sony Financial Group Inc.	58	64
Standard Chartered PLC	52	998
State Street Corporation	1	70
Storebrand ASA	31	476
Sumitomo Mitsui Trust Group, Inc.	20	589
Talon Capital Corp. (a)	2	16
Tokio Marine Holdings, Inc.	28	1,191
TPG Inc. - Class A	2	89
Tradeweb Markets Inc. - Class A	1	114
Travelers Companies, Inc., The	4	1,132
Truist Financial Corporation	1	24
U.S. Bancorp	4	175
UBS Group AG	22	904
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A.	14	1,088
Visa Inc. - Class A	11	3,629
Voya Financial, Inc.	1	109
Wells Fargo & Company	2	156
Western Alliance Bancorporation	—	36
		67,241
Industrials 7.5%
ABB Ltd - Class N	19	1,396
AerCap Holdings N.V.	5	630
AMETEK, Inc.	8	1,456
API Group Corporation (a)	2	61
Ashtead Group Public Limited Company	3	208
Automatic Data Processing, Inc.	—	33
Boeing Company, The (a)	1	319
Booz Allen Hamilton Holding Corporation - Class A	—	29
Bunzl Public Limited Company	16	512
Canadian National Railway Company	1	76
Carrier Global Corporation	1	72
Caterpillar Inc.	3	1,508
Cintas Corporation	1	291
CSX Corporation	9	333
Cummins Inc.	—	155
Dayforce, Inc. (a)	1	58
DCC Public Limited Company (b)	5	351
Deere & Company	5	2,135
Dover Corporation	1	118
Element Fleet Management Corp. (b)	35	916
EMCOR Group, Inc.	—	45
Emerson Electric Co.	—	49
Equifax Inc.	2	511
ESAB Corporation	—	36
Firefly Aerospace Inc. (a)	—	4
Fortive Corporation	2	76
GE Vernova Inc.	1	708
General Electric Company	10	2,986
Hitachi, Ltd.	37	987
Honeywell International Inc.	1	130
Howmet Aerospace Inc.	1	154
Hubbell Incorporated	—	145
Ingersoll Rand Inc.	2	133
Interpump Group S.p.A.	1	47
Johnson Controls International Public Limited Company	1	107
Kajima Corporation	1	26
Kingspan Group Public Limited Company	3	276
Kion Group AG	9	603
Kyushu Railway Company	2	50
L3Harris Technologies, Inc.	1	430
Legrand	5	840
Middleby Corporation, The (a)	—	54
Mitsubishi Corporation	22	528
Mitsubishi Electric Corporation	52	1,340
Norfolk Southern Corporation	3	774
Northrop Grumman Corporation	2	910
Old Dominion Freight Line, Inc.	7	984
Owens Corning	2	347
PACCAR Inc	—	16
Parker-Hannifin Corporation	2	1,431
Pentair Public Limited Company	4	448
Prysmian S.p.A.	15	1,500
Recruit Holdings Co., Ltd.	11	563
Republic Services, Inc.	5	1,050
Rheinmetall Aktiengesellschaft	—	857
Rockwell Automation, Inc.	—	132
Rolls-Royce Holdings PLC	54	862
RTX Corporation	1	112
Ryanair Holdings Public Limited Company - ADR	8	483
Safran	4	1,327
Saia, Inc. (a)	—	106
Sandvik Aktiebolag	30	836
Shimizu Corporation	31	436
Siemens Aktiengesellschaft - Class N	12	3,254
SiteOne Landscape Supply, Inc. (a)	—	35
SK Square Co., Ltd. (a)	3	418
Spie S.A.	1	33
SS&C Technologies Holdings, Inc.	—	30
Stanley Black & Decker, Inc.	1	42
Sumitomo Corporation	33	947
TechnoPro Holdings, Inc.	12	402
Teleperformance SE	2	174
Thales	1	463
Trane Technologies Public Limited Company	—	125
TransDigm Group Incorporated	—	297
Uber Technologies, Inc. (a)	—	35
Union Pacific Corporation	—	105
United Airlines Holdings, Inc. (a)	1	66
Veralto Corporation	—	41
Verisk Analytics, Inc.	—	78
Vertiv Holdings Co - Class A	1	121
VINCI	4	596
W.W. Grainger, Inc.	1	505
Waste Connections, Inc.	—	64
Waste Management, Inc.	—	85
Westinghouse Air Brake Technologies Corporation	7	1,341
Xylem Inc.	1	73
		43,426
Consumer Discretionary 6.8%
Alibaba Group Holding Limited (c)	16	366
Amadeus IT Holding, S.A. (c)	9	708
Amazon.com, Inc. (a)	42	9,301
ASICS Corporation	24	628
Autoliv, Inc. - SWEDDR	6	753
AutoZone, Inc. (a)	—	1,506
Bath & Body Works, Inc.	—	11
Booking Holdings Inc.	—	1,096
Carvana Co. - Class A (a)	7	2,641
Chipotle Mexican Grill, Inc. (a)	13	523
Compass Group PLC	40	1,348
Darden Restaurants, Inc.	—	34
Domino's Pizza, Inc.	—	34
DoorDash, Inc. - Class A (a)	2	658
Dowlais Group PLC	134	145
eBay Inc.	1	79
General Motors Company	1	49
Hilton Worldwide Holdings Inc.	1	198
Home Depot, Inc., The	4	1,815
Isetan Mitsukoshi Holdings Ltd. (b)	42	773
Kering	2	695
Kingfisher PLC	175	730
Las Vegas Sands Corp.	2	86
Lowe`s Companies, Inc.	1	188
Marriott International, Inc. - Class A	—	24
McDonald's Corporation	5	1,578
Moncler S.p.A.	9	530
Next PLC	5	862
Nike, Inc. - Class B	1	63
NVR, Inc. (a)	—	129
Open House Group Co., Ltd.	1	62
O'Reilly Automotive, Inc. (a)	2	188
Panasonic Holdings Corporation	45	490
Persimmon Public Limited Company	22	340
Pool Corporation	—	37
Ross Stores, Inc.	3	434
Royal Caribbean Cruises Ltd.	—	154
Samsonite Group S.A. (c)	121	258

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Sea Limited - Class A - ADR (a)	6	1,090
Sony Group Corporation	58	1,657
Subaru Corporation. (b)	20	411
Suzuki Motor Corporation	43	621
Tapestry, Inc.	—	34
Tesla Inc. (a)	10	4,277
TJX Companies, Inc., The	4	560
Toyota Motor Corporation	67	1,275
Ulta Beauty, Inc. (a)	—	59
Wingstop Inc.	—	34
		39,532
Health Care 5.3%
Abbott Laboratories	9	1,244
AbbVie Inc.	3	625
Alcon AG	11	815
Alcon AG	5	406
Amgen Inc.	—	52
argenx SE - ADR (a)	1	638
AstraZeneca PLC - ADR	32	2,433
BeOne Medicines AG - ADR (a)	—	102
Boston Scientific Corporation (a)	2	211
Bristol-Myers Squibb Company	1	54
Cardinal Health, Inc.	—	74
Cencora, Inc.	4	1,320
Chugai Pharmaceutical Co., Ltd. - ADR	2	42
Chugai Pharmaceutical Co., Ltd.	18	766
Cigna Group, The	3	886
CVS Health Corporation	3	200
Danaher Corporation	5	947
Elevance Health, Inc.	2	659
Eli Lilly and Company	4	2,706
EssilorLuxottica	2	787
Gilead Sciences, Inc.	12	1,376
Humana Inc.	—	16
Intuitive Surgical, Inc. (a)	3	1,261
IQVIA Holdings Inc (a)	—	38
Johnson & Johnson	3	501
Koninklijke Philips N.V.	32	858
McKesson Corporation	—	104
Medtronic, Inc.	1	83
Merck & Co., Inc.	3	284
Mettler-Toledo International Inc. (a)	—	91
Molina Healthcare, Inc. (a)	1	210
Novartis AG - Class N	10	1,322
Novo Nordisk A/S - Class B	15	837
Pfizer Inc.	3	76
Quest Diagnostics Incorporated	3	531
Regeneron Pharmaceuticals, Inc.	—	111
ResMed Inc.	—	99
Revvity, Inc.	8	694
Sanofi	12	1,166
Siemens Healthineers AG (c)	16	877
Sonova Holding AG	1	247
Stryker Corporation	2	623
Sysmex Corporation	16	200
Tenet Healthcare Corporation (a)	6	1,246
Thermo Fisher Scientific Inc.	2	720
UnitedHealth Group Incorporated	5	1,879
Vertex Pharmaceuticals Incorporated (a)	1	245
Viatris Inc.	14	135
Zimmer Biomet Holdings, Inc.	1	97
Zoetis Inc. - Class A	—	44
		30,938
Communication Services 4.7%
Alphabet Inc. - Class A	16	3,769
Alphabet Inc. - Class C	29	7,003
AT&T Inc.	6	169
BT Group PLC	324	833
Cellnex Telecom, S.A. (c)	1	37
Comcast Corporation - Class A	7	216
Electronic Arts Inc.	1	129
Former Charter Communications Parent, Inc. - Class A (a)	—	41
KDDI Corporation	46	738
KT Corporation	16	575
Meta Platforms, Inc. - Class A	10	7,525
Netflix, Inc. (a)	2	2,911
Pinterest, Inc. - Class A (a)	10	325
Spotify Technology S.A. (a)	—	84
Take-Two Interactive Software, Inc. (a)	—	18
Telstra Corporation Limited	142	453
Tencent Holdings Limited	5	383
TKO Group Holdings Inc. - Class A	—	76
T-Mobile US, Inc.	8	2,019
Trade Desk, Inc., The - Class A (a)	1	35
Walt Disney Company, The	1	151
		27,490
Materials 4.2%
Agnico Eagle Mines Limited	1	89
Agnico Eagle Mines Limited	3	499
Akzo Nobel N.V.	5	328
Alamos Gold Inc - Class A	6	194
Alamos Gold Inc - Class A	1	36
Alcoa Corporation	1	31
Aluminium Bahrain B.S.C	9	21
Anglo American PLC	5	194
AngloGold Ashanti PLC	4	291
Antofagasta PLC	32	1,190
ArcelorMittal	2	74
Artemis Gold Inc. (a)	5	132
Ausgold Limited (a)	18	12
B2Gold Corp. (b)	13	65
Ball Corporation	11	539
Barrick Mining Corporation	12	406
BASF SE - Class N	9	448
Benz Mining Corp. - CHESS (a)	12	13
BHP Group Limited	38	1,054
BHP Group Limited (b)	14	397
BlueScope Steel Limited	1	17
Boliden AB (a)	—	15
Capricorn Metals Limited (a)	13	113
Capstone Copper Corp. (a)	9	75
Carpenter Technology Corporation	—	44
CF Industries Holdings, Inc.	—	35
Champion Iron Limited	12	36
China Hongqiao Group Limited	15	49
China Steel Corporation	36	23
CMOC Group Limited - Class H	27	55
Coeur Mining, Inc. (a)	3	49
Corteva, Inc.	2	120
Covestro AG (a)	6	414
Discovery Silver Corp. (a)	15	57
Dow Inc.	1	14
DPM Metals Inc.	1	13
DuPont de Nemours, Inc.	1	67
Ecolab Inc.	—	101
Emerald Resources NL (a)	29	98
Equinox Gold Corp. (a)	1	16
ERO Copper Corp. (a) (b)	4	86
Evolution Mining Limited	4	32
First Quantum Minerals Ltd (a)	7	147
Fortescue Ltd	4	54
Franco-Nevada Corporation	2	490
Franco-Nevada Corporation	1	286
Freeport-McMoRan Inc.	12	464
G Mining Ventures Corp. (a)	5	105
Genesis Minerals Limited (a)	8	32
Glencore PLC	64	296
Gold Fields Limited	7	284
Grupo Mexico, S.A.B. de C.V. - Class B (b)	9	80
Harmony Gold Mining Company	3	57
Heidelberg Materials AG	—	80
Hindalco Industries Limited	5	40
Holcim AG	7	559
Iluka Resources Limited	5	20
Impala Platinum Holdings Limited	14	179
Industrias Penoles, S.A.B. de C.V. (a) (b)	3	120
International Paper Company	36	1,679

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Ivanhoe Electric Inc. (a)	4	44
Ivanhoe Mines Ltd - Class A (a) (b)	4	43
JFE Holdings, Inc. (b)	1	16
Jindal Stainless Limited	2	15
Jindal Steel Limited	2	28
Joint Stock Company Alrosa (Public Joint Stock Company) (a) (c) (d)	40	—
JSW Steel Limited	3	44
Kinross Gold Corporation	10	250
KRC Materials, Inc. (a)	1	40
L'Air Liquide, societe anonyme pour l'Etude et l'Exploitation des procedes Georges Claude	6	1,213
Linde Public Limited Company	4	2,004
Louisiana-Pacific Corporation (W VA)	—	38
Lundin Gold Inc. (c)	1	75
Lundin Mining Corporation	1	16
Meridian Mining UK Societas (a)	12	11
Montage Gold Corp. (a)	2	9
Mosaic Company, The	1	31
MP Materials Corp. - Class A (a) (b)	—	30
Newmont Corporation - CHESS	1	70
Newmont Corporation	5	410
NGEx Minerals Ltd. (a)	3	60
Nippon Sanso Holdings Corporation	1	32
Nippon Steel Corporation (b)	24	99
Norsk Hydro ASA	2	14
Northam Platinum Limited	3	53
Northern Star Resources Ltd	10	166
NovaGold Resources Inc. (a)	3	29
Nucor Corporation	1	131
Omai Gold Mines Corp. (a)	4	4
Oramelius Resources Limited	9	23
Orla Mining Ltd. (a)	1	15
Orogen Royalties Inc.	6	220
Packaging Corporation of America	—	94
POSCO Holdings Inc.	—	58
PPG Industries, Inc.	3	357
Predictive Discovery Limited (a)	131	38
Public Joint Stock Company Polyus (a) (c) (d)	—	—
Reliance, Inc.	—	127
Rio Tinto Limited	1	107
Rio Tinto PLC	5	316
Robex Resources Inc. (a)	1	4
Robex Resources Inc. - CHESS (a)	2	6
Royal Gold, Inc.	—	13
RPM International Inc.	1	62
Sherwin-Williams Company, The	6	1,961
Shin-Etsu Chemical Co., Ltd.	22	729
Sibanye Stillwater (a) (b)	28	81
Skeena Resources Limited (a)	5	98
Snowline Gold Corp. (a)	9	68
Southern Copper Corporation	1	125
Sovereign Metals Limited (a)	17	8
Steel Dynamics, Inc.	2	293
Stora Enso Oyj - Class R (b)	38	413
Syensqo	—	29
Tata Steel Limited	37	71
Teck Resources Limited - Class B	4	168
Thyssenkrupp AG	3	39
Torex Gold Resources Inc. (a)	—	11
Turaco Gold Limited (a)	18	5
UPM-Kymmene Oyj	2	41
Vale S.A.	17	179
Valterra Platinum	4	259
Vulcan Materials Company	—	101
Warrior Met Coal, Inc.	1	52
West Fraser Timber Co. Ltd.	1	56
West Fraser Timber Co. Ltd. (b)	1	49
Wheaton Precious Metals Corp.	2	257
Zijin Gold International Company Limited (a)	3	52
Zijin Mining Group Co., Ltd. - Class H	62	261
		24,335
Energy 3.1%
Advantage Energy Ltd. (a)	3	26
Baker Hughes Company - Class A	2	91
BP P.L.C.	13	74
Cameco Corporation	2	135
Canadian Natural Resources Limited (b)	5	155
Chevron Corporation	13	2,068
ConocoPhillips	21	1,979
Diamondback Energy, Inc.	1	187
Enbridge Inc.	4	194
Energy Fuels Inc. (a) (b)	3	52
EOG Resources, Inc.	1	153
EQT Corporation	3	167
Equinor ASA	36	871
Expand Energy Corporation	1	137
Expro Group Holdings N.V. (a)	4	42
Exxon Mobil Corporation	13	1,479
Galp Energia, SGPS, S.A. - Class B	4	67
HF Sinclair Corporation	1	66
Kelt Exploration Ltd. (a)	6	27
Kinder Morgan, Inc.	4	114
Kodiak Gas Services, LLC	1	38
Marathon Petroleum Corporation	1	172
NAC Kazatomprom JSC - GDR (c)	1	46
Neste Oyj	3	48
NuVista Energy Ltd. (a) (c)	4	43
ONEOK, Inc.	2	130
Ovintiv Canada ULC	2	64
Permian Resources Corporation - Class A	4	51
Phillips 66	1	148
Precision Drilling Corporation (a) (b)	1	33
Range Resources Corporation	27	999
Schlumberger Limited	28	973
Shell PLC - Class A	10	356
Shell PLC - Class A - ADR	20	1,438
South Bow Corporation (b)	2	54
Suncor Energy Inc.	3	138
Tamarack Valley Energy Ltd. (b)	3	14
Targa Resources Corp.	1	224
TechnipFMC PLC	18	712
Tenaris S.A. - ADR	1	40
TotalEnergies SE	29	1,763
Tourmaline Oil Corp (b)	1	63
Uranium Energy Corp. (a)	16	207
Valero Energy Corporation	8	1,358
Var Energi ASA	6	19
Viper Energy, Inc. - Class A	1	49
Vista Energy, S.A.B. De C.V. - Series A - ADR (a) (b)	1	22
Weatherford International Public Limited Company	1	57
Williams Companies, Inc., The	6	374
Woodside Energy Group Ltd	5	70
		17,787
Consumer Staples 3.0%
Ajinomoto Co., Inc.	22	620
Altria Group, Inc.	2	145
Coca-Cola Company, The	7	448
Colgate-Palmolive Company	12	955
Costco Wholesale Corporation	1	578
Diageo PLC	20	472
Dollar Tree, Inc. (a)	8	707
e.l.f. Beauty, Inc. (a)	—	40
Estee Lauder Companies Inc., The - Class A	1	73
Heineken N.V.	8	642
Kenvue Inc.	47	759
Keurig Dr Pepper Inc.	5	114
Kimberly-Clark Corporation	1	99
Lamb Weston Holdings, Inc.	—	12
L'Oreal	2	813
Mondelez International, Inc. - Class A	22	1,364
Monster Beverage 1990 Corporation (a)	1	86
Nestle S.A. - Class N	23	2,137
PepsiCo, Inc.	1	192
Philip Morris International Inc.	3	430
Procter & Gamble Company, The	14	2,105
Puig Brands S.A. - Class B	16	258
Seven & I Holdings Co., Ltd.	44	592
Tyson Foods, Inc. - Class A	—	16

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Unilever PLC	39	2,321
Unilever PLC - ADR	1	53
Walmart Inc.	14	1,403
		17,434
Real Estate 2.6%
Acadia Realty Trust	8	161
Aedifica	—	32
Agree Realty Corporation	—	12
Alexandria Real Estate Equities, Inc.	—	34
American Homes 4 Rent - Class A	5	174
American Tower Corporation	3	567
Apple Hospitality REIT, Inc.	3	41
AvalonBay Communities, Inc.	2	356
Big Yellow Group PLC	4	51
Broadstone Net Lease, Inc.	—	5
BXP, Inc.	1	37
Camden Property Trust	1	58
Canadian Apartment Properties Real Estate Investment Trust	1	41
Capitaland Group Pte. Ltd.	33	59
CBRE Group, Inc. - Class A (a)	1	138
Colliers International Group Inc.	1	76
CoStar Group, Inc. (a)	—	21
Crown Castle Inc.	2	188
Cubesmart, L.P.	6	245
Cushman & Wakefield PLC (a)	2	36
Digital Core REIT Management Pte. Ltd. (c)	30	14
Digital Realty Trust, Inc.	1	196
Douglas Emmett, Inc.	6	88
EastGroup Properties, Inc.	1	232
EPR Properties	—	6
Equinix, Inc.	1	874
Equity Lifestyle Properties, Inc.	3	171
Equity Residential	4	262
Essential Properties Realty Trust, Inc.	—	11
Essex Property Trust, Inc.	3	898
Federal Realty Investment Trust	1	51
Gaming and Leisure Properties, Inc.	1	51
Goodman Funding Pty Ltd	9	205
Healthcare Realty Trust Incorporated - Class A	4	79
Invincible Investment Corporation	—	37
Japan Prime Realty Investment Corporation	—	42
Japan Real Estate Investment Corporation	—	40
Keppel DC REIT Management Pte. Ltd.	28	52
Kerry Properties Limited	16	41
Kilroy Realty Corporation (b)	1	51
Kimco Realty OP, LLC	3	72
Kojamo Oyj (a) (b) (c)	7	92
LEG Immobilien SE	1	56
Lineage, Inc. (b)	1	25
Mirvac Limited	31	47
Mitsubishi Estate Co., Ltd. (b)	7	159
Mitsui Fudosan Co., Ltd.	80	875
Nexus Select Trust	19	35
Nippon Prologis REIT, Inc.	—	35
NNN REIT, Inc.	—	16
Nomura Real Estate Holdings, Inc.	4	28
NTT DC REIT Manager Pte. Ltd. (a)	46	46
Pebblebrook Hotel Trust	4	43
ProLogis Inc.	7	762
Public Storage Operating Company	3	792
Rayonier Inc.	2	64
Realty Income Corporation	1	89
Regency Centers Corporation	4	326
Rexford Industrial Realty, Inc.	10	408
SBA Communications Corporation - Class A	—	48
Scentre Group Limited	289	781
SEGRO Public Limited Company	44	387
Shurgard Self Storage Limited	1	50
Simon Property Group, Inc.	3	498
SmartStop Self Storage REIT, Inc.	4	137
Sun Communities, Inc.	2	301
Sun Hung Kai Properties Limited	6	66
Swire Properties Limited	22	62
Terreno Realty Corporation	3	180
The Unite Group PLC	4	38
Ventas, Inc.	5	367
VICI Properties Inc.	18	601
Vornado Realty Trust	2	84
W.P. Carey Inc.	—	29
Warehouses De Pauw	4	88
Welltower Inc.	10	1,793
Weyerhaeuser Company	2	39
		15,252
Utilities 1.5%
Alliant Energy Corporation	—	27
Ameren Corporation	11	1,108
American Water Works Company, Inc.	3	393
Atmos Energy Corporation	4	621
CMS Energy Corporation	1	71
Consolidated Edison, Inc.	1	143
Constellation Energy Group, Inc.	2	635
DTE Energy Company	1	83
Engie	39	846
Exelon Corporation	1	54
National Grid PLC	75	1,079
NextEra Energy, Inc.	5	392
NRG Energy, Inc.	—	40
PG&E Corporation	10	157
Sempra	2	191
The Southern Company	12	1,121
Vistra Corp.	1	139
XCEL Energy Inc.	19	1,562
		8,662
Total Common Stocks (cost $273,661)		380,222
GOVERNMENT AND AGENCY OBLIGATIONS 18.1%
Mortgage-Backed Securities 6.8%
Federal Home Loan Mortgage Corporation
3.50%, 06/01/33 - 12/01/47	100	96
3.00%, 11/01/34 - 01/01/52	625	561
1.50%, 02/01/36	161	145
2.00%, 08/01/36 - 05/01/52	2,850	2,343
2.50%, 04/01/37 - 05/01/52	2,556	2,182
4.00%, 06/01/37 - 02/01/50	287	275
5.00%, 12/01/41 - 07/01/54	415	416
5.50%, 05/01/44 - 07/01/55	1,156	1,173
4.50%, 05/01/50	22	22
7.00%, 06/01/54	43	45
6.00%, 08/01/54 - 12/01/54	797	816
6.50%, 08/01/54 - 01/01/55	488	509
Federal National Mortgage Association, Inc.
2.50%, 01/01/32 - 05/01/52	3,840	3,309
3.00%, 11/01/33 - 07/01/50	2,773	2,543
3.50%, 12/01/33 - 01/01/52	2,162	2,025
2.00%, 09/01/36 - 04/01/52	6,090	5,071
1.50%, 05/01/37 - 01/01/42	652	572
4.00%, 06/01/37 - 09/01/52	1,440	1,380
5.00%, 06/01/40 - 10/01/53	1,114	1,114
4.50%, 04/01/41 - 07/01/53	1,358	1,336
6.00%, 07/01/41 - 08/01/55	1,957	2,012
5.50%, 05/01/44 - 09/01/55	1,522	1,548
6.50%, 03/01/54 - 06/01/55	657	682
TBA, 4.50%, 10/15/55 (e)	205	199
TBA, 5.00%, 10/15/55 (e)	765	759
TBA, 6.00%, 10/15/55 (e)	45	46
Government National Mortgage Association
1.50%, 05/20/37	115	104
3.50%, 08/20/42 - 01/20/49	1,021	952
3.00%, 05/15/43 - 06/20/52	1,458	1,309
4.50%, 07/20/45 - 06/20/53	653	641
4.00%, 09/20/45 - 10/20/52	859	820
5.50%, 03/20/48 - 09/20/54	252	257
5.00%, 05/20/48 - 07/20/53	608	613
2.50%, 08/20/50 - 01/20/52	1,699	1,465
2.00%, 01/20/51 - 03/20/52	1,731	1,434
6.00%, 09/20/52 - 11/20/52	156	160
TBA, 5.00%, 10/15/55 (e)	180	179
TBA, 5.50%, 10/15/55 (e)	700	705

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
TBA, 6.00%, 10/15/55 (e)	90	92
		39,910
U.S. Treasury Note 6.0%
Treasury, United States Department of
4.13%, 10/31/27 - 03/31/32	1,540	1,556
3.63%, 05/31/28 - 08/31/30	5,390	5,384
4.00%, 06/30/28 - 02/15/34	11,505	11,624
4.38%, 11/30/28 - 12/31/29	2,155	2,208
4.25%, 02/28/29 - 05/15/35	3,305	3,362
4.50%, 05/31/29	2,120	2,179
4.13%, 11/30/29 (f)	3,505	3,561
0.63%, 05/15/30	700	608
3.88%, 07/31/30 - 08/15/34	1,995	1,995
1.25%, 08/15/31	760	657
4.63%, 02/15/35	1,740	1,809
		34,943
U.S. Treasury Bond 3.0%
Treasury, United States Department of
4.50%, 05/15/38 (f)	2,320	2,368
1.13%, 05/15/40	790	503
1.88%, 02/15/41 - 02/15/51	2,195	1,378
1.75%, 08/15/41	615	417
3.13%, 11/15/41	485	404
3.88%, 02/15/43 - 05/15/43	880	798
4.75%, 11/15/43 - 05/15/55	1,920	1,928
4.63%, 05/15/44 - 02/15/55	1,235	1,216
4.13%, 08/15/44	350	325
5.00%, 05/15/45	350	364
3.00%, 08/15/48	4,675	3,513
2.00%, 02/15/50 - 08/15/51	2,360	1,394
1.38%, 08/15/50	380	191
2.38%, 05/15/51	125	80
4.00%, 11/15/52	585	518
3.63%, 02/15/53 - 05/15/53	2,025	1,672
4.25%, 02/15/54 - 08/15/54	555	512
		17,581
U.S. Treasury Inflation Indexed Securities 0.9%
Treasury, United States Department of
0.63%, 01/15/26 - 07/15/32 (g)	148	148
0.13%, 10/15/26 - 07/15/30 (g)	626	611
1.63%, 10/15/27 - 04/15/30 (g)	1,910	1,942
1.25%, 04/15/28 (g)	490	492
0.75%, 07/15/28 - 02/15/45 (g)	339	279
2.38%, 10/15/28 - 02/15/55 (g)	240	249
0.88%, 01/15/29 (g)	64	63
2.50%, 01/15/29 (g)	90	94
2.13%, 04/15/29 - 02/15/54 (g)	361	354
3.88%, 04/15/29 (g)	177	193
0.25%, 07/15/29 (g)	76	73
1.13%, 01/15/33 (g)	22	21
1.38%, 07/15/33 - 02/15/44 (g)	168	155
1.75%, 01/15/34 (g)	352	354
1.88%, 07/15/34 - 07/15/35 (g)	55	57
1.50%, 02/15/53 (g)	10	8
		5,093
Municipal 0.5%
American Municipal Power, Inc.
6.45%, 02/15/44	250	267
Bay Area Toll Authority
6.91%, 10/01/50	235	268
Bayhealth Medical Center, Inc.
3.41%, 07/01/51	320	226
California, State of
7.55%, 04/01/39	240	293
Central Texas Regional Mobility Authority
3.17%, 01/01/41	300	246
Dallas-Fort Worth International Airport Facility Improvement Corporation
2.99%, 11/01/38	160	138
3.09%, 11/01/40	260	213
Fulton, County of
5.15%, 07/01/39	325	331
Municipal Electric Authority of Georgia
6.66%, 04/01/57	324	353
Oregon Department of Transportation
1.76%, 11/15/32	190	162
Texas A&M University
3.33%, 05/15/39	250	216
Trustees of the California State University
2.80%, 11/01/41	350	264
		2,977
Commercial Mortgage-Backed Securities 0.5%
Federal Home Loan Mortgage Corporation
Series A2-K753, REMIC, 4.40%, 10/25/30	730	740
Series A2-K137, REMIC, 2.35%, 11/25/31 (h)	1,195	1,080
Series K-A2-150, REMIC, 3.71%, 09/25/32 (h)	515	496
Series K-A2-156, REMIC, 4.43%, 02/25/33 (h)	410	410
		2,726
Sovereign 0.3%
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
5.38%, 02/08/35	80	82
Gobierno Federal de los Estados Unidos Mexicanos
2.66%, 05/24/31	200	178
3.50%, 02/12/34	360	313
Government of the Province of Alberta
4.50%, 01/24/34	330	334
Government of the Province of British Columbia
4.20%, 07/06/33	303	301
Government of the Province of Manitoba
4.30%, 07/27/33	155	153
Government of the Republic of Panama
3.30%, 01/19/33	350	301
Urzad Rady Ministrow
5.50%, 03/18/54	180	173
		1,835
Collateralized Mortgage Obligations 0.1%
Federal Home Loan Mortgage Corporation
Series 2021-M1-DNA7, REMIC, 5.21%, (SOFR 30-Day Average + 0.85%), 11/25/41 (h)	39	39
Series 2025-A1-HQA1, REMIC, 5.31%, (SOFR 30-Day Average + 0.95%), 02/27/45 (h)	42	42
Series 2025-M1-DNA3, REMIC, 5.47%, (SOFR 30-Day Average + 1.10%), 09/25/45 (h)	210	210
Government National Mortgage Association
Series 2022-LM-63, REMIC, 3.50%, 10/20/50	110	94
		385
Total Government And Agency Obligations (cost $111,741)		105,450
CORPORATE BONDS AND NOTES 10.3%
Financials 3.2%
AIB Group Public Limited Company
6.61%, 09/13/29 (i)	200	212
Alliant Holdings Intermediate, LLC
7.00%, 01/15/31 (i)	195	202
American Express Company
4.92%, 07/20/33	45	46
American Honda Finance Corporation
4.55%, 07/09/27	275	277
APH Somerset Inv 2 LLC
7.88%, 11/01/29 (i)	200	209
Aretec Escrow Issuer 2 Inc.
10.00%, 08/15/30 (i)	372	406
Arthur J. Gallagher & Co.
4.85%, 12/15/29	40	41
Athene Global Funding
4.86%, 08/27/26 (i)	335	337
Banco Santander, S.A.
3.49%, 05/28/30	200	192
5.44%, 07/15/31	400	420
Bank of America Corporation
2.65%, 03/11/32	250	228
2.68%, 06/19/41	340	251
4.33%, 03/15/50	175	149

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Bank of New York Mellon Corporation, The
6.47%, 10/25/34	225	250
Banque Nationale Du Canada
5.60%, 12/18/28	385	402
Barclays PLC
2.28%, 11/24/27	200	196
Blackstone Mortgage Trust, Inc.
7.75%, 12/01/29 (i)	190	200
Block, Inc.
6.00%, 08/15/33 (i)	215	220
Bread Financial Payments, Inc.
8.38%, 06/15/35 (i)	220	226
CaixaBank, S.A.
6.84%, 09/13/34 (i)	230	256
Capital One Financial Corporation
3.65%, 05/11/27	240	238
Caterpillar Financial Services Corporation
5.00%, 05/14/27	385	392
Chubb Ina Holdings LLC
4.35%, 11/03/45	100	88
Citigroup Inc.
6.17%, 05/25/34	135	144
CNO Global Funding
2.65%, 01/06/29 (i)	445	421
Corebridge Financial, Inc.
4.40%, 04/05/52	415	344
Daimler Trucks Finance North America LLC
3.65%, 04/07/27 (i)	230	228
Danske Bank A/S
5.71%, 03/01/30 (i)	200	208
Enact Holdings, Inc.
6.25%, 05/28/29	43	45
Encore Capital Group, Inc.
6.63%, 04/15/31 (i)	220	219
Enel Finance International N.V.
2.13%, 07/12/28 (i) (j)	200	189
Equitable Financial Life Global Funding
4.70%, 09/15/32 (i)	65	65
Fifth Third Bancorp
6.34%, 07/27/29	55	58
4.90%, 09/06/30	70	71
FirstCash, Inc.
6.88%, 03/01/32 (i)	74	77
Fiserv, Inc.
3.20%, 07/01/26	110	109
5.45%, 03/15/34	245	253
5.25%, 08/11/35	155	157
Ford Motor Credit Company LLC
7.12%, 11/07/33	200	214
General Motors Financial Company, Inc.
2.40%, 04/10/28	325	310
Goldman Sachs Group, Inc., The
3.85%, 01/26/27	550	548
HSBC Holdings PLC
2.21%, 08/17/29 (k)	200	189
7.40%, 11/13/34	200	228
Intercontinental Exchange, Inc.
5.25%, 06/15/31	175	183
John Deere Capital Corporation
4.50%, 01/08/27	395	398
JPMorgan Chase & Co.
3.63%, 12/01/27	300	298
5.30%, 07/24/29	355	366
Manufacturers and Traders Trust Company
4.76%, 07/06/28	250	252
MassMutual Global Funding II
5.10%, 04/09/27 (i)	330	335
Mercedes-Benz Finance North America LLC
4.80%, 03/30/26 (i)	170	170
Morgan Stanley
3.13%, 07/27/26	275	274
5.66%, 04/18/30	330	344
3.22%, 04/22/42	300	235
Nationwide Building Society
1.50%, 10/13/26 (i)	380	370
NCR Atleos Escrow Corporation
9.50%, 04/01/29 (i)	190	206
OneMain Finance Corporation
7.88%, 03/15/30	195	206
Osaic Holdings, Inc.
6.75%, 08/01/32 (i)	85	88
PACCAR Financial Corp.
5.20%, 11/09/26	350	355
RFNA, LP
7.88%, 02/15/30 (i)	245	251
RGA Global Funding
4.35%, 08/25/28 (i)	80	80
5.45%, 05/24/29 (i)	190	197
Saks Global Enterprises LLC
11.00%, 12/15/29 (i)	225	73
Santander Holdings USA, Inc.
2.49%, 01/06/28	190	185
Santander UK Group Holdings PLC
2.47%, 01/11/28 (k)	200	195
Skandinaviska Enskilda Banken AB
5.13%, 03/05/27 (i)	335	341
Standard Chartered PLC
2.61%, 01/12/28 (i)	200	196
State Street Corporation
5.16%, 05/18/34	205	212
Sumitomo Mitsui Financial Group, Inc.
5.46%, 01/13/26	200	201
Teachers Insurance & Annuity Association of America
4.27%, 05/15/47 (i)	400	333
The PNC Financial Services Group, Inc.
5.37%, 07/21/36	30	31
Toronto-Dominion Bank, The
4.99%, 04/05/29 (k)	330	339
Toyota Motor Credit Corporation
4.80%, 01/05/26	350	350
4.05%, 09/05/28	230	230
Volkswagen Group of America Finance, LLC
6.45%, 11/16/30 (i)	400	430
Wells Fargo & Company
2.39%, 06/02/28	155	151
6.30%, 10/23/29	210	222
3.07%, 04/30/41	535	415
Westpac New Zealand Limited
5.20%, 02/28/29 (i)	225	232
Willis North America Inc.
4.50%, 09/15/28	195	197
		18,456
Energy 1.2%
Aethon United BR LP
7.50%, 10/01/29 (i)	200	209
Ascent Resources - Utica, LLC
6.63%, 07/15/33 (i)	210	213
Chevron U.S.A. Inc.
4.30%, 10/15/30	190	191
Chord Energy Corporation
6.75%, 03/15/33 (i)	205	208
Crescent Energy Finance LLC
8.38%, 01/15/34 (i)	154	156
Enbridge Inc.
4.25%, 12/01/26	275	275
6.20%, 11/15/30	40	43
5.63%, 04/05/34	90	94
8.25%, 01/15/84 (k)	300	322
Energy Transfer LP
6.55%, 12/01/33	100	109
8.00%, 05/15/54	192	205
Enterprise Products Operating LLC
4.60%, 01/11/27	510	514
Excelerate Energy Limited Partnership
8.00%, 05/15/30 (i)	205	218
HF Sinclair Corporation
5.75%, 01/15/31	69	71
Ithaca Energy (North Sea) PLC
8.13%, 10/15/29 (i)	230	241

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Kodiak Gas Services, LLC
6.50%, 10/01/33 (i)	95	97
MPLX LP
4.80%, 02/15/31	180	181
NGL Energy Operating LLC
8.13%, 02/15/29 (i)	213	218
Occidental Petroleum Corporation
5.38%, 01/01/32	150	153
ONEOK, Inc.
5.40%, 10/15/35	330	331
PBF Holding Company LLC
9.88%, 03/15/30 (i)	25	26
7.88%, 09/15/30 (b) (i)	205	202
Permian Resources Operating, LLC
7.00%, 01/15/32 (i)	195	203
Pioneer Natural Resources Company
1.13%, 01/15/26	115	114
5.10%, 03/29/26	55	55
Sabine Pass Liquefaction, LLC
4.50%, 05/15/30	55	55
South Bow Canadian Infrastructure Holdings Ltd.
7.50%, 03/01/55	300	318
South Bow USA Infrastructure Holdings LLC
5.03%, 10/01/29	50	51
Sunoco LP
7.00%, 05/01/29 (i)	190	197
Targa Resources Corp.
5.50%, 02/15/35	85	87
Targa Resources Partners LP
5.00%, 01/15/28	136	136
TotalEnergies Capital International
2.99%, 06/29/41	265	201
USA Compression Finance Corp.
6.25%, 10/01/33 (i)	157	158
Venture Global LNG, Inc.
9.00%, (100, 09/30/29) (i) (l)	280	277
Venture Global Plaquemines LNG, LLC
6.75%, 01/15/36 (i)	35	37
Weatherford International Ltd
6.75%, 10/15/33 (i)	210	210
Williams Companies, Inc., The
4.63%, 06/30/30	110	111
5.15%, 03/15/34	55	56
Williams Partners L.P.
5.10%, 09/15/45	175	162
Woodside Finance Limited
3.70%, 09/15/26 (i)	475	472
		7,177
Health Care 1.0%
1261229 B.C. Ltd.
10.00%, 04/15/32 (i)	200	205
AbbVie Inc.
3.20%, 05/14/26	300	299
4.70%, 05/14/45	100	92
4.25%, 11/21/49	195	164
Alcon Finance Corporation
2.60%, 05/27/30 (i)	265	245
Amneal Pharmaceuticals, Inc.
6.88%, 08/01/32 (i)	265	274
Banner Health
1.90%, 01/01/31	70	62
Bayer US Finance LLC
6.38%, 11/21/30 (i)	200	214
Centene Corporation
3.38%, 02/15/30	260	239
Cigna Group, The
4.90%, 12/15/48	285	256
CommonSpirit Health
2.78%, 10/01/30	75	69
Community Health Systems, Inc.
10.88%, 01/15/32 (i)	195	207
CVS Health Corporation
5.40%, 06/01/29	85	88
5.00%, 09/15/32	35	35
5.05%, 03/25/48	475	423
Health Care Service Corporation, A Mutual Legal Reserve Company
5.45%, 06/15/34 (i)	120	123
Heartland Dental, LLC
10.50%, 04/30/28 (i)	78	82
Herbalife International, Inc.
12.25%, 04/15/29 (i)	289	315
Humana Inc.
5.95%, 03/15/34	165	174
Icon Investments Six Designated Activity Company
5.85%, 05/08/29	200	209
IQVIA Inc.
6.25%, 02/01/29	90	95
Northwell Health, Inc.
3.98%, 11/01/46	175	139
Providence St. Joseph Health
3.93%, 10/01/48	550	426
Revvity, Inc.
1.90%, 09/15/28	210	196
Solventum Corporation
5.40%, 03/01/29	78	80
Stanford Health Care
3.80%, 11/15/48	150	118
Thermo Fisher Scientific Inc.
2.80%, 10/15/41	155	115
UnitedHealth Group Incorporated
4.70%, 04/15/29	190	193
2.90%, 05/15/50	270	174
West Virginia Hospital Finance Authority
4.92%, 06/01/48	300	262
Zoetis Inc.
4.15%, 08/17/28	315	316
		5,889
Consumer Discretionary 0.8%
Aston Martin Capital Holdings Limited
10.00%, 03/31/29 (i)	240	235
AutoZone, Inc.
5.05%, 07/15/26	315	317
Carvana Co.
9.00%, 06/01/30 - 06/01/31 (i) (j) (m)	112	124
Cougar JV Subsidiary, LLC
8.00%, 05/15/32 (i)	188	200
EG Global Finance PLC
12.00%, 11/30/28 (i)	230	253
Expedia Group, Inc.
5.00%, 02/15/26	73	73
Hilton Domestic Operating Company Inc.
5.75%, 09/15/33 (i)	115	117
Hyundai Capital America
1.65%, 09/17/26 (i)	245	239
6.50%, 01/16/29 (i)	70	74
5.35%, 03/19/29 (i)	30	31
K. Hovnanian Enterprises, Inc.
8.38%, 10/01/33 (i)	140	144
LCM Investments Holdings II, LLC
8.25%, 08/01/31 (i)	190	201
LGI Homes, Inc.
8.75%, 12/15/28 (i)	195	205
Lowe`s Companies, Inc.
4.45%, 04/01/62	165	132
Marriott International, Inc.
4.65%, 12/01/28	305	309
Odeon Finco PLC
12.75%, 11/01/27 (i)	210	217
O'Reilly Automotive, Inc.
5.75%, 11/20/26	60	61
3.60%, 09/01/27	150	149
5.00%, 08/19/34	250	252
Six Flags Operations Inc.
7.25%, 05/15/31 (b) (i)	470	470
Spectrum Management Holding Company, LLC
6.55%, 05/01/37	425	442
TJX Companies, Inc., The
1.60%, 05/15/31	155	136

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Univision Communications Inc.
9.38%, 08/01/32 (i)	155	164
Voyager Parent, LLC
9.25%, 07/01/32 (i)	225	238
Warnermedia Holdings, Inc.
5.05%, 03/15/42	134	107
		4,890
Communication Services 0.8%
AT&T Inc.
4.35%, 03/01/29	35	35
4.55%, 11/01/32	140	139
3.50%, 06/01/41	230	184
CCO Holdings, LLC
6.38%, 09/01/29 (i)	200	203
7.38%, 03/01/31 (i)	195	201
Charter Communications Operating, LLC
6.10%, 06/01/29	75	79
Comcast Corporation
2.65%, 02/01/30	70	66
3.90%, 03/01/38	200	176
5.50%, 05/15/64	150	141
Cox Communications, Inc.
5.45%, 09/01/34 (i)	100	100
2.95%, 10/01/50 (i)	295	173
Digicel International Finance Limited
8.63%, 08/01/32 (i)	210	216
DIRECTV Financing, LLC
8.88%, 02/01/30 (i)	284	281
EchoStar Corporation
10.75%, 11/30/29	205	226
Gray Media, Inc.
10.50%, 07/15/29 (i)	171	185
7.25%, 08/15/33 (i)	85	84
Iliad Holding
7.00%, 04/15/32 (i)	250	255
Level 3 Financing, Inc.
6.88%, 06/30/33 (i)	255	260
7.00%, 03/31/34 (i)	126	129
Midcontinent Communications
8.00%, 08/15/32 (i)	197	203
NTT Finance Corporation
4.88%, 07/16/30 (i)	200	203
Rogers Communications Inc.
5.00%, 02/15/29	85	87
4.50%, 03/15/42	315	274
Sinclair Television Group, Inc.
8.13%, 02/15/33 (i)	135	139
T-Mobile USA, Inc.
5.75%, 01/15/34	220	233
Verizon Communications Inc.
4.00%, 03/22/50	150	118
Windstream Services, LLC
8.25%, 10/01/31 (i)	145	150
7.50%, 10/15/33 (i)	141	141
		4,681
Real Estate 0.7%
Anywhere Real Estate Group LLC
7.00%, 04/15/30 (i)	234	237
Brixmor Operating Partnership LP
3.90%, 03/15/27	275	274
4.85%, 02/15/33	35	35
Brookfield Properties Retail Holding LLC
4.50%, 04/01/27 (i)	154	151
CBRE Services, Inc.
5.50%, 04/01/29	65	67
Crown Castle Inc.
2.25%, 01/15/31	185	165
2.10%, 04/01/31	255	223
Essex Portfolio, L.P.
3.38%, 04/15/26	525	522
Extra Space Storage LP
4.95%, 01/15/33	65	65
Healthpeak OP, LLC
2.13%, 12/01/28	85	80
ProLogis, L.P.
4.00%, 09/15/28	410	410
Public Storage Operating Company
1.95%, 11/09/28	125	118
Realty Income Corporation
2.20%, 06/15/28	75	71
Regency Centers, L.P.
3.60%, 02/01/27	100	99
Simon Property Group, L.P.
2.65%, 02/01/32	350	314
Uniti Group LP
10.50%, 02/15/28 (i)	116	122
8.63%, 06/15/32 (b) (i)	207	198
Ventas Realty, Limited Partnership
3.25%, 10/15/26	170	168
VICI Properties L.P.
5.63%, 05/15/52	430	409
W.P. Carey Inc.
3.85%, 07/15/29	150	148
		3,876
Information Technology 0.6%
Amphenol Corporation
4.75%, 03/30/26	25	25
5.05%, 04/05/29	105	108
Atlassian Corporation
5.25%, 05/15/29	70	72
Broadcom Inc.
5.05%, 07/12/29	400	412
Cadence Design Systems, Inc.
4.30%, 09/10/29	110	111
Cloud Software Group, Inc.
9.00%, 09/30/29 (i)	200	207
8.25%, 06/30/32 (i)	190	202
Dell International L.L.C.
8.35%, 07/15/46 (n)	141	184
Foundry JV Holdco LLC
6.15%, 01/25/32 (i)	200	214
Kioxia Holdings Corporation
6.63%, 07/24/33 (i)	110	113
McAfee Corp.
7.38%, 02/15/30 (i)	125	116
Microsoft Corporation
2.92%, 03/17/52	100	68
Motorola Solutions, Inc.
5.00%, 04/15/29	95	97
NXP B.V.
3.15%, 05/01/27	35	34
4.30%, 08/19/28	50	50
Oracle Corporation
5.38%, 07/15/40	255	250
6.90%, 11/09/52	120	134
Qorvo, Inc.
4.38%, 10/15/29	46	45
Roper Technologies, Inc.
3.80%, 12/15/26	375	374
Salesforce, Inc.
2.70%, 07/15/41	350	258
Texas Instruments Incorporated
5.05%, 05/18/63	185	172
VMware LLC
1.40%, 08/15/26	320	313
		3,559
Industrials 0.6%
AAR Escrow Issuer, LLC
6.75%, 03/15/29 (i)	195	201
Bombardier Inc.
7.25%, 07/01/31 (i)	195	207
Canadian National Railway Company
5.85%, 11/01/33	215	234
Canadian Pacific Kansas City Limited
1.75%, 12/02/26	105	102
2.88%, 11/15/29	210	199
3.50%, 05/01/50	180	132

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
CRH America Finance, Inc.
5.50%, 01/09/35	350	366
Deluxe Corporation
8.13%, 09/15/29 (i)	200	209
JetBlue Airways Corporation
9.88%, 09/20/31 (i)	230	233
LATAM Airlines Group S.A.
7.88%, 04/15/30 (i)	250	261
7.63%, 01/07/31 (i)	70	73
Lockheed Martin Corporation
3.55%, 01/15/26	125	125
Onesky Flight, LLC
8.88%, 12/15/29 (i)	195	206
Owens Corning
5.70%, 06/15/34	115	121
Quikrete Holdings, Inc.
6.75%, 03/01/33 (i)	200	208
TransDigm Inc.
6.25%, 01/31/34 (b) (i)	21	22
Uber Technologies, Inc.
4.80%, 09/15/35	130	129
5.35%, 09/15/54	60	58
Verisk Analytics, Inc.
4.50%, 08/15/30	75	75
Waste Connections, Inc.
2.20%, 01/15/32	145	128
Waste Management, Inc.
4.88%, 02/15/34	250	256
		3,545
Utilities 0.6%
Ameren Corporation
5.70%, 12/01/26	215	218
American Electric Power Company, Inc.
5.20%, 01/15/29	310	320
Boston Gas Company
5.84%, 01/10/35 (i)	30	32
Cameron LNG, LLC
2.90%, 07/15/31 (i)	55	50
3.70%, 01/15/39 (i)	50	43
CMS Energy Corporation
3.00%, 05/15/26	100	99
DTE Energy Company
4.95%, 07/01/27	60	61
Duke Energy Corporation
4.95%, 09/15/35	90	89
Edison International
8.13%, 06/15/53 (b)	160	164
7.88%, 06/15/54 (b)	150	153
FirstEnergy Transmission, LLC
5.00%, 01/15/35	95	95
Hawaiian Electric Company, Inc.
6.00%, 10/01/33 (i)	125	126
Jersey Central Power & Light Company
5.15%, 01/15/36 (i)	100	101
New York State Electric & Gas Corporation
5.30%, 08/15/34 (i)	120	123
NextEra Energy Capital Holdings, Inc.
4.69%, 09/01/27 (j)	25	25
Niagara Mohawk Power Corporation
4.65%, 10/03/30 (i)	100	100
NiSource Finance Corp.
3.95%, 03/30/48	150	119
NRG Energy, Inc.
10.25%, (100, 03/15/28) (i) (l)	169	185
PG&E Corporation
2.10%, 08/01/27	135	130
Southern California Edison Company
5.15%, 06/01/29	240	244
Southern Company Gas Capital Corporation
4.95%, 09/15/34	265	266
Talen Energy Supply, LLC
8.63%, 06/01/30 (i)	180	191
The Southern Company
5.70%, 03/15/34	165	174
Vistra Corp.
8.00%, (100, 10/15/26) (i) (l)	197	202
		3,310
Consumer Staples 0.5%
Altria Group, Inc.
5.80%, 02/14/39	200	207
Anheuser-Busch InBev Worldwide Inc.
5.45%, 01/23/39	275	284
Avis Budget Car Rental, LLC
8.25%, 01/15/30 (b) (i)	300	311
B.A.T Capital Corporation
5.83%, 02/20/31	65	69
4.39%, 08/15/37	295	270
Hertz Vehicle Financing II LP
12.63%, 07/15/29 (i)	105	111
Kroger Co., The
5.00%, 09/15/34	70	71
Mondelez International, Inc.
4.75%, 02/20/29	365	373
Nestle Holdings, Inc.
4.85%, 03/14/33 (i)	250	257
RB Global Holdings Inc.
7.75%, 03/15/31 (i)	95	99
RELX Capital Inc.
3.00%, 05/22/30	95	90
Transurban Finance Company Pty Ltd
2.45%, 03/16/31 (i)	145	131
Williams Scotsman, Inc.
7.38%, 10/01/31 (i)	297	309
		2,582
Materials 0.3%
Air Products and Chemicals, Inc.
1.50%, 10/15/25	15	15
Antofagasta PLC
5.63%, 09/09/35 (c)	200	204
Celanese US Holdings LLC
6.75%, 04/15/33 (b)	235	234
Corporacion Nacional del Cobre de Chile
3.00%, 09/30/29 (i)	305	288
First Quantum Minerals Ltd
8.63%, 06/01/31 (i)	249	262
Freeport-McMoRan Inc.
5.45%, 03/15/43	36	35
Ivanhoe Mines Ltd
7.88%, 01/23/30 (i)	250	259
Martin Marietta Materials, Inc.
5.50%, 12/01/54	350	347
Suzano Netherlands B.V.
5.50%, 01/15/36	140	140
		1,784
Total Corporate Bonds And Notes (cost $60,800)		59,749
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 3.1%
Affirm Master Trust
Series 2025-A-2A, REMIC, 4.67%, 07/15/33	270	272
AGL CLO 13 Ltd
Series 2021-A1R-13A, 5.33%, (3 Month Term SOFR + 1.10%), 10/20/34 (h)	380	381
Ally Bank
Series 2025-A2-A, 4.45%, 06/15/29	232	233
American Airlines, Inc. Class AA Pass Through Certificates, Series 2019-1
Series 2019-AA-1, REMIC, 3.15%, 02/15/32	274	256
Angel Oak Mortgage Trust 2020-2
Series 2021-A1-2, REMIC, 0.98%, 04/25/66 (h)	1	—
Angel Oak Mortgage Trust 2021-1
Series 2021-A1-1, REMIC, 0.91%, 01/25/66 (h)	72	64
Series 2021-A2-1, REMIC, 1.11%, 01/25/66 (h)	21	19
Avis Budget Rental Car Funding (AESOP) LLC
Series 2025-A-3A, 4.17%, 02/20/29	100	100
Bank 2024-BNK47
Series 2024-A5-BNK47, REMIC, 5.72%, 05/17/34	125	133

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Bank5 2024-5YR12
Series 2024-A3-5YR12, REMIC, 5.90%, 12/17/57 (h)	220	231
Bank5 2024-5YR8
Series 2024-AS-5YR8, REMIC, 6.38%, 07/17/29 (h)	90	95
Barclays Mortgage Loan Trust 2021-NQM1
Series 2021-A3-NQM1, REMIC, 2.19%, 09/25/51	75	68
Barings CLO Ltd.2021-III
Series 2021-B1R-3A, 5.96%, (3 Month Term SOFR + 1.63%), 01/18/35 (h)	250	250
Bayview Opportunity Master Fund VII 2024-CAR1, LLC
Series 2024-A-CAR1, 5.46%, (SOFR 30-Day Average + 1.10%), 12/26/31 (h)	116	116
BBCMS Mortgage Trust 2024-5C27
Series 2024-A3-5C27, REMIC, 6.01%, 06/15/29	45	47
BBCMS Mortgage Trust 2025-C35
Series 2025-A5-C35, REMIC, 5.59%, 07/17/35	235	247
Benchmark 2023-B39 Mortgage Trust
Series 2023-A5-B39, REMIC, 5.75%, 06/15/33	265	281
Benchmark 2024-V8 Mortgage Trust
Series 2024-A3-V8, REMIC, 6.19%, 06/15/29 (h)	145	153
Benchmark 2025-B41 Mortgage Trust
Series 2025-A5-B41, REMIC, 5.41%, 08/17/35	100	104
Benchmark 2025-V16 Mortgage Trust
Series 2025-A3-V16, REMIC, 5.44%, 07/15/30	375	389
BIG Commercial Mortgage Trust 2022-BIG
Series 2022-A-BIG, REMIC, 5.49%, (1 Month Term SOFR + 1.34%), 02/15/39 (h)	297	294
BRE Grand Islander Timeshare Issuer 2019-A LLC
Series 2019-A-A, 3.28%, 09/26/33	14	14
BX Trust 2021-LGCY
Series 2021-C-LGCY, 5.27%, (1 Month Term SOFR + 1.12%), 10/15/36 (h)	295	294
CarMax Auto Owner Trust 2023-3
Series 2023-B-3, 5.47%, 02/15/29	80	82
CarMax Auto Owner Trust 2024-1
Series 2024-B-1, 5.17%, 12/15/27	15	15
Carvana Auto Receivables Trust 2021-P4
Series 2021-C-P4, 2.33%, 04/10/27	200	193
Carvana Auto Receivables Trust 2024-N1
Series 2024-B-N1, 5.63%, 01/11/27	30	30
Carvana Auto Receivables Trust 2024-P4
Series 2024-A3-P4, 4.64%, 04/10/28	65	65
Series 2024-A4-P4, 4.74%, 09/10/29	110	111
Carvana Auto Receivables Trust 2025-P2
Series 2025-A4-P2, 4.75%, 11/10/29	120	121
CENT 2025-CITY
Series 2025-A-CITY, REMIC, 5.09%, (1 Month Term SOFR + 5.09%), 07/12/30 (h)	320	322
Clarus Capital Funding 2024-1 LLC
Series 2024-A2-1A, 4.71%, 05/20/27	128	128
COLT 2020-3 Mortgage Loan Trust
Series 2020-A1-3, REMIC, 1.51%, 04/27/65	2	2
COLT 2025-8 Mortgage Loan Trust
Series 2025-A1-8, REMIC, 5.48%, 08/25/70 (j)	168	169
CyrusOne Data Centers Issuer I LLC
Series 2024-A2-2A, 4.50%, 05/20/29	285	280
Dell Equipment Finance Trust 2024-2
Series 2024-A3-2, 4.59%, 08/22/30	100	101
Driven Brands Funding, LLC
Series 2020-A2-1A, 3.79%, 07/20/50	79	77
EFMT 2025-INV1
Series 2025-A1-INV1, REMIC, 5.63%, 03/25/70 (j)	93	94
Elara HGV Timeshare Issuer 2023-A, LLC
Series 2023-B-A, 6.53%, 11/25/30	53	54
Ellington Financial Mortgage Trust 2019-2
Series 2019-A3-2, REMIC, 3.05%, 11/25/59 (h)	9	9
Ellington Financial Mortgage Trust 2020-2
Series 2020-A1-2, REMIC, 1.18%, 10/25/65 (h)	52	48
Ellington Financial Mortgage Trust 2021-2
Series 2021-A1-2, REMIC, 0.93%, 06/25/66 (h)	48	40
Elmwood CLO 20 Ltd
Series 2022-AR-7A, 5.82%, (3 Month Term SOFR + 1.50%), 01/21/37 (h)	250	250
Enterprise Fleet Financing 2024-4, LLC
Series 2024-A2-4, 4.69%, 01/20/27	49	49
Series 2024-A4-4, 4.70%, 08/20/29	75	76
Enterprise Fleet Financing 2025-3, LLC
Series 2025-A3-3, 4.46%, 04/20/29	145	146
Exeter Automobile Receivables Trust 2025-4
Series 2025-B-4A, 4.40%, 02/15/28	115	115
Exeter Select Automobile Receivables Trust 2025-2
Series 2025-A3-2, 4.43%, 06/15/28	75	76
Extended Stay America Trust 2021-ESH
Series 2021-B-ESH, REMIC, 5.64%, (1 Month Term SOFR + 1.49%), 07/15/38 (h)	110	110
Ford Credit Auto Owner Trust 2020-REV2
Series 2020-C-2, 1.74%, 10/15/25	170	170
Ford Credit Auto Owner Trust 2023-REV1
Series 2023-A-1, 4.85%, 02/15/28	285	290
Fortress Credit BSL XIX Ltd
Series 2023-A1R-2A, 5.58%, (3 Month Term SOFR + 1.35%), 07/24/36 (h)	420	420
GCAT 2025-NQM4 Trust
Series 2025-A1-NQM4, REMIC, 0.00%, 06/25/70 (j) (o)	226	228
Grace Trust
Series 2020-C-GRCE, REMIC, 2.68%, 12/12/30 (h)	150	132
GS Mortgage-Backed Securities Trust 2020-INV1
Series 2020-A14-INV1, REMIC, 2.91%, 11/25/41 (h) (o)	63	54
GS Mortgage-Backed Securities Trust 2025-NQM3
Series 2025-A1-NQM3, REMIC, 5.14%, 08/25/29 (j)	183	184
Halseypoint CLO 6 Ltd
Series 2022-A1R-6A, 5.68%, (3 Month Term SOFR + 1.35%), 01/20/38 (h)	250	251
Highbridge Loan Management 5-2015 Ltd
Series 5A-A1R3-2015, 5.38%, (3 Month Term SOFR + 1.06%), 10/15/30 (h)	106	105
HOMES 2025-NQM4 Trust
Series 2025-A1-NQM4, REMIC, 5.22%, 08/25/70 (j)	239	240
Huntington National Bank, The
Series 2025-B-1, 4.96%, 04/20/29	202	203
J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-NINE
Series 2016-A-NINE, REMIC, 2.95%, 09/09/26 (h) (o)	155	152
J.P. Morgan Chase Commercial Mortgage Securities Trust 2022-OPO
Series 2022-B-OPO, REMIC, 3.38%, 01/08/27 (h)	100	88
J.P. Morgan Mortgage Trust
Series 2019-B4-HYB1, REMIC, 4.99%, 12/25/28 (h)	115	114
J.P. Morgan Mortgage Trust 2025-DSC2
Series 2025-A1-DSC2, REMIC, 5.20%, 10/25/65 (h)	124	124
J.P. Morgan Mortgage Trust 2025-NQM3
Series 2025-A1-NQM3, REMIC, 5.50%, 07/25/29 (h) (j)	363	367
Jamestown CLO Ltd
Series 2020-A1R-15A, 5.69%, (3 Month Term SOFR + 1.37%), 07/15/35 (h)	250	250
JPMCC Commercial Mortgage Securities Trust 2016-JP2
Series 2016-AS-JP2, REMIC, 3.06%, 07/17/26	435	417
MAD Commercial Mortgage Trust 2025-11MD
Series 2025-A-11MD, REMIC, 4.75%, 10/11/42	100	100
MARQ Trust 2024-HOU
Series 2024-A-HOU, REMIC, 5.96%, (1 Month Term SOFR + 1.59%), 06/15/26 (h)	100	100
Metlife Securitization Trust 2018-1
Series 2018-A-1A, REMIC, 3.75%, 09/25/29 (h)	90	88

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
MHC Commercial Mortgage Trust 2021-MHC
Series 2021-B-MHC, REMIC, 5.37%, (1 Month Term SOFR + 1.22%), 04/15/26 (h)	288	288
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2025-A5-C35, REMIC, 5.63%, 07/17/35	135	142
Morgan Stanley Capital I Trust 2014-150E
Series 2014-A-150E, REMIC, 3.91%, 09/13/32	220	194
Morgan Stanley Residential Mortgage Loan Trust 2021-2
Series 2021-A9-2, REMIC, 2.50%, 01/25/43	66	54
Morgan Stanley Residential Mortgage Loan Trust 2025-DSC2
Series 2025-A1-DSC2, REMIC, 5.44%, 07/25/70 (j)	99	100
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM5
Series 2025-A1-NQM5, REMIC, 5.44%, 07/25/70 (j)	98	99
MVW 2019-2 LLC
Series 2019-A-2A, REMIC, 2.22%, 10/20/38	12	12
Navient Private Education REFI Loan Trust 2019-C
Series 2019-A2-CA, 3.13%, 07/15/28	28	27
Nelnet Student Loan Trust 2020-1
Series 2020-A-1A, 5.01%, (1 Month Term SOFR + 0.85%), 03/26/68 (h)	35	35
Nelnet Student Loan Trust 2021-C
Series 2021-AFX-CA, 1.32%, 04/20/62	130	121
Neuberger Berman Loan Advisers NBLA CLO 52, Ltd.
Series 2022-A1R-48A, 5.32%, (3 Month Term SOFR + 1.09%), 04/25/36 (h)	390	390
New Residential Mortgage Loan Trust 2022-INV1
Series 2022-A4-INV1, REMIC, 3.00%, 07/25/43 (h)	170	146
New Residential Mortgage Loan Trust 2025-NQM3
Series 2025-A1-NQM3, REMIC, 5.53%, 08/25/30 (j)	92	93
New Residential Mortgage Loan Trust 2025-NQM4
Series 2025-A1-NQM4, REMIC, 5.35%, 07/25/65 (h) (j)	293	296
OBX 2019-EXP3 Trust
Series 2019-1A9-EXP3, REMIC, 3.50%, 09/25/59 (h)	11	10
Series 2019-2A2-EXP3, REMIC, 5.37%, (1 Month Term SOFR + 1.21%), 09/25/59 (h)	3	3
OBX 2020-EXP1 Trust
Series 2020-1A8-EXP1, REMIC, 3.50%, 01/25/60 (h)	49	44
Series 2020-2A2-EXP1, REMIC, 5.37%, (1 Month Term SOFR + 1.06%), 01/26/60 (h) (o)	9	9
OBX 2025-NQM15 Trust
Series 2025-A1-NQM15, REMIC, 5.14%, 07/25/65 (j)	99	99
Series 2025-A1F-NQM15, REMIC, 5.50%, (SOFR 30-Day Average + 1.15%), 07/25/65 (h) (j) (o)	99	99
Octane Receivables Trust 2023-1
Series 2023-A-1A, 5.87%, 05/21/29	6	6
Octane Receivables Trust 2024-RVM1
Series 2024-A-RVM1, 5.01%, 01/22/49	72	73
P11 Commercial Mortgage Trust 2025-P11
Series 2025-A-P11, REMIC, 5.52%, 08/12/30 (h)	235	238
Palmer Square CLO 2021-2 Ltd
Series 2021-AR1-2A, 5.57%, (3 Month Term SOFR + 1.25%), 04/15/38 (h)	255	255
PEAC Solutions Receivables 2025-1 LLC
Series 2025-A2-1A, 4.94%, 10/20/28	225	226
Post Road Equipment Finance 2024-1 LLC
Series 2024-A2-1A, 5.59%, 08/15/26	44	45
Post Road Equipment Finance 2025-1, LLC
Series 2025-A2-1A, 4.90%, 05/15/31	190	191
Progress Residential 2025-SFR5 Trust
Series 2025-A-SFR5, 3.85%, 10/17/42	100	96
PSMC 2021-2 Trust
Series 2021-A3-2, REMIC, 2.50%, 04/25/27 (h)	156	141
RCKT Mortgage Trust 2024-CES9
Series 2024-A1A-CES9, REMIC, 5.58%, 12/25/28 (j)	86	87
Rockford Tower CLO 2022-1 Ltd
Series 2022-A1R-1A, 5.48%, (3 Month Term SOFR + 1.20%), 07/20/35 (h)	390	390
Santander Drive Auto Receivables Trust 2025-1
Series 2025-A3-1, 4.74%, 02/16/27	130	131
SCF Equipment Leasing 2025-1 LLC
Series 2025-A2-1A, 4.82%, 07/22/30	79	79
Series 2025-A3-1A, 5.11%, 11/21/33	115	117
SEB Funding LLC
Series 2024-A2-1A, 7.39%, 04/30/29	165	169
Servicemaster Brands L.L.C.
Series 2021-A2I-1, 2.87%, 07/30/28	166	155
Sierra Timeshare 2025-2 Receivables Funding LLC
Series 2025-A-2A, 4.72%, 04/20/44	89	90
Signal Peak CLO 10 Ltd
Series 2021-A1R-10A, 5.51%, (3 Month Term SOFR + 1.19%), 01/25/38 (h)	310	310
SMB Private Education Loan Trust 2020-A
Series 2020-A2A-A, 2.23%, 09/15/37	30	29
SMB Private Education Loan Trust 2021-A
Series 2021-APT1-A, 1.07%, 01/15/53	124	114
Starwood Mortgage Residential Trust 2019-INV1
Series 2019-A3-INV1, REMIC, 2.92%, 09/25/49 (h)	31	31
Starwood Mortgage Residential Trust 2020-INV1
Series 2020-A1-INV1, REMIC, 1.03%, 11/25/55 (h)	16	15
Stellantis Financial Underwritten Enhanced Lease Trust 2025-B
Series 2025-A4-BA, 4.29%, 06/20/29	95	95
Series 2025-B-BA, 4.47%, 07/20/29	50	50
Towd Point Mortgage Trust 2017-4
Series 2017-A1-4, REMIC, 2.75%, 06/25/57 (h)	43	42
Towd Point Mortgage Trust 2024-2
Series 2024-A1B-2, REMIC, 4.86%, 09/25/41 (h)	432	435
U.S. Bank National Association
Series 2023-B-1, 6.79%, 08/25/32	70	71
Verdant Receivables 2023-1 LLC
Series 2023-A2-1A, 6.24%, 06/14/27	52	53
Verdant Receivables 2025-1 LLC
Series 2025-B-1A, 5.37%, 05/12/33	100	101
Verus Securitization Trust 2021-1
Series 2021-A1-1, REMIC, 0.82%, 01/25/66 (h)	32	29
Verus Securitization Trust 2023-INV1
Series 2023-A1-INV1, REMIC, 6.00%, 02/25/68 (h) (j)	78	78
Verus Securitization Trust 2024-INV1
Series 2024-A2-INV1, REMIC, 6.32%, 03/25/69 (h) (j)	137	139
Verus Securitization Trust 2025-7
Series 2025-A1F-7, REMIC, 5.56%, (SOFR 30-Day Average + 1.20%), 08/25/70 (h)	178	178
Wells Fargo Commercial Mortgage Trust 2019-C54
Series 2019-A4-C54, REMIC, 3.15%, 11/19/29	100	95
Wells Fargo Commercial Mortgage Trust 2025-5C6
Series 2025-A3-5C6, REMIC, 5.19%, 09/17/30	190	195
Wheels Fleet Lease Funding 1 LLC
Series 2025-A1-2A, 4.41%, 04/18/29	360	362
Total Non-U.S. Government Agency Asset-Backed Securities (cost $18,202)		18,053
PREFERRED STOCKS 0.3%
Health Care 0.3%
Roche Holding AG	5	1,734
Financials 0.0%
Osaic Financial Services, Inc., 6.50%, 11/30/27	7	143
Total Preferred Stocks (cost $1,801)		1,877

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
SENIOR FLOATING RATE INSTRUMENTS 0.2%
Information Technology 0.1%
Ellucian Holdings, Inc.
2024 2nd Lien Term Loan, 9.07%, (1 Month Term SOFR + 4.75%), 11/14/32 (h)	205	209
Instructure Holdings, Inc.
2024 2nd Lien Term Loan, 0.00%, (6 Month Term SOFR + 5.00%), 09/10/32 (h) (p)	10	10
2024 2nd Lien Term Loan, 9.21%, (6 Month Term SOFR + 5.00%), 09/10/32 (h)	200	202
LSF9 Atlantis Holdings, LLC
2025 Term Loan B, 7.89%, (1 Month Term SOFR + 3.75%), 03/29/29 (h)	211	211
		632
Utilities 0.1%
Waterbridge Midstream Operating LLC
2024 1st Lien Term Loan B, 9.03%, (3 Month Term SOFR + 4.75%), 06/22/29 (h)	218	218
Consumer Discretionary 0.0%
Varsity Brands, Inc.
Term Loan, 7.03%, (SOFR + 3.00%), 08/26/31 (h)	215	214
Health Care 0.0%
Endo Luxembourg Finance Company I S.a r.l.
2024 1st Lien Term Loan, 8.32%, (1 Month Term SOFR + 4.00%), 04/23/31 (h)	213	213
Communication Services 0.0%
Lumen Technologies, Inc.
2024 Extended Term Loan B1, 6.78%, (1 Month Term SOFR + 2.35%), 04/15/29 (h)	109	108
Total Senior Floating Rate Instruments (cost $1,375)		1,385
WARRANTS 0.0%
Ivanhoe Electric Inc. (a) (q)	2	12
Total Warrants (cost $0)		12
RIGHTS 0.0%
Keppel DC REIT Management Pte. Ltd. (a) (q)	2	—
Total Rights (cost $0)		—
SHORT TERM INVESTMENTS 3.3%
Investment Companies 2.8%
JNL Government Money Market Fund - Class I, 4.04% (r) (s)	1,463	1,463
T. Rowe Price Government Reserve Fund - Class I, 4.09% (r) (s)	14,882	14,882
		16,345
Securities Lending Collateral 0.5%
JNL Government Money Market Fund - Class SL, 4.14% (r) (s)	2,900	2,900
Total Short Term Investments (cost $19,245)		19,245
Total Investments 100.6% (cost $486,825)		585,993
Other Derivative Instruments 0.0%		2
Other Assets and Liabilities, Net (0.6)%		(3,767)
Total Net Assets 100.0%		582,228

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2025.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(e) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2025, the total payable for investments purchased on a delayed delivery basis was $1,969.

(f) All or a portion of the security is pledged or segregated as collateral.

(g) Treasury inflation indexed note, par amount is adjusted for inflation.

(h) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(i) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2025, the value and the percentage of net assets of these securities was $24,179 and 4.2% of the Fund.

(j) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2025.

(k) Convertible security.

(l) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(m) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(n) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2025.

(o) The coupon rate represents the weighted average coupon and may differ from the stated coupon rate.

(p) This senior floating rate interest will settle after September 30, 2025. If a reference rate and spread is presented, it will go into effect upon settlement.

(q) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(r) Investment in affiliate.

(s) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL/T. Rowe Price Balanced Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.04% - Class I	1,293	52,449	52,279	61	—	—	1,463	0.2
JNL Government Money Market Fund, 4.14% - Class SL	2,894	21,567	21,561	84	—	—	2,900	0.5
T. Rowe Price Government Reserve Fund, 4.09% - Class I	5,693	52,820	43,631	434	—	—	14,882	2.6
	9,880	126,836	117,471	579	—	—	19,245	3.3

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL/T. Rowe Price Balanced Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
ABN AMRO Bank N.V.	07/01/25	321	371	0.1
Adyen N.V.	03/08/22	442	449	0.1
Alibaba Group Holding Limited	05/16/24	291	366	0.1
Amadeus IT Holding, S.A.	04/03/20	538	708	0.1
Antofagasta PLC, 5.63%, 09/09/35	09/02/25	199	204	—
Bridgepoint Group PLC	07/21/21	311	337	0.1
Cellnex Telecom, S.A.	08/02/24	38	37	—
Digital Core REIT Management Pte. Ltd.	02/09/24	19	14	—
Joint Stock Company Alrosa (Public Joint Stock Company)	10/08/19	65	—	—
Kojamo Oyj	11/11/24	74	92	—
Lundin Gold Inc.	09/25/23	15	75	—
NAC Kazatomprom JSC	08/30/23	32	46	—
NuVista Energy Ltd.	06/30/25	39	43	—
Public Joint Stock Company Polyus	06/10/20	27	—	—
Samsonite Group S.A.	08/06/19	247	258	—
Siemens Healthineers AG	01/30/19	782	877	0.2
		3,440	3,877	0.7

JNL/T. Rowe Price Balanced Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	11	January 2026	2,291	1	1
United States 5 Year Note	46	January 2026	5,025	2	(1)
United States Ultra Bond	2	December 2025	234	(1)	6
				2	6
Short Contracts
United States 10 Year Ultra Bond	(4)	December 2025	(456)	—	(5)

JNL/T. Rowe Price Balanced Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
CDX.NA.IG.44 (Q)	0.47	1.00	06/20/30	(500)	11	—	—

JNL/T. Rowe Price Balanced Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
HKD/USD	SSB	10/02/25	HKD	89	11	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Balanced Fund
Assets - Securities
Common Stocks	271,180	109,042	—	380,222
Government And Agency Obligations	—	105,450	—	105,450
Corporate Bonds And Notes	—	59,749	—	59,749
Non-U.S. Government Agency Asset-Backed Securities	—	18,053	—	18,053
Preferred Stocks	143	1,734	—	1,877
Senior Floating Rate Instruments	—	1,385	—	1,385
Warrants	—	12	—	12
Rights	—	—	—	—
Short Term Investments	19,245	—	—	19,245
	290,568	295,425	—	585,993

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Balanced Fund (continued)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	7	—	—	7
Centrally Cleared Credit Default Swap Agreements	—	—	—	—
	7	—	—	7
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(6)	—	—	(6)
Open Forward Foreign Currency Contracts	—	—	—	—
	(6)	—	—	(6)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Capital Appreciation Equity Fund
COMMON STOCKS 99.8%
Information Technology 36.9%
Advanced Micro Devices, Inc. (a)	127	20,523
Amphenol Corporation - Class A	92	11,344
Apple Inc.	254	64,760
Aurora Innovations Inc. - Class A (a)	933	5,028
Autodesk, Inc. (a)	4	1,325
Bentley Systems, Incorporated - Class B	9	454
Broadcom Inc.	43	14,340
Cadence Design Systems, Inc. (a)	1	465
Intuit Inc.	5	3,279
KLA Corporation	1	623
Microsoft Corporation	173	89,354
NVIDIA Corporation	408	76,189
PTC Inc. (a)	116	23,514
Roper Technologies, Inc.	37	18,580
Salesforce, Inc.	10	2,485
Taiwan Semiconductor Manufacturing Company Limited - ADR	13	3,707
Teledyne Technologies Incorporated (a)	1	490
Workday, Inc. - Class A (a)	51	12,201
		348,661
Health Care 18.4%
Abbott Laboratories	153	20,507
Arcellx Inc. (a)	30	2,465
Ascendis Pharma A/S - ADR (a)	9	1,722
Becton, Dickinson and Company	137	25,580
BioNTech SE - ADR (a)	29	2,821
Cencora, Inc.	28	8,833
Cigna Group, The	35	10,230
Cytokinetics, Incorporated (a)	197	10,835
Danaher Corporation	100	19,782
Eli Lilly and Company	18	13,571
GE HealthCare Technologies Inc.	23	1,693
Gilead Sciences, Inc.	32	3,502
Hologic, Inc. (a)	4	282
Humana Inc.	9	2,243
Icon Public Limited Company (a)	8	1,485
Ionis Pharmaceuticals, Inc. (a)	22	1,448
McKesson Corporation	18	14,124
Revvity, Inc.	158	13,881
Thermo Fisher Scientific Inc.	7	3,523
UnitedHealth Group Incorporated	29	10,176
Vaxcyte, Inc. (a)	57	2,062
Waters Corporation (a)	12	3,750
		174,515
Consumer Discretionary 11.6%
Amazon.com, Inc. (a)	283	62,180
Chipotle Mexican Grill, Inc. (a)	253	9,915
Hilton Worldwide Holdings Inc.	16	4,138
Marriott International, Inc. - Class A	8	2,121
Nike, Inc. - Class B	31	2,148
Service Corporation International	39	3,239
Starbucks Corporation	137	11,604
Yum! Brands, Inc.	95	14,376
		109,721
Utilities 10.6%
Alliant Energy Corporation	18	1,239
Ameren Corporation	195	20,364
CenterPoint Energy, Inc.	607	23,535
CMS Energy Corporation	7	500
DTE Energy Company	85	12,044
Evergy, Inc.	32	2,458
NiSource Inc.	518	22,414
PPL Corporation	455	16,910
WEC Energy Group Inc.	5	537
		100,001
Financials 8.3%
Arthur J. Gallagher & Co.	45	14,081
Brown & Brown, Inc.	15	1,397
CME Group Inc. - Class A	6	1,581
Intercontinental Exchange, Inc.	11	1,873
JPMorgan Chase & Co.	32	10,005
KKR & Co. Inc. - Class A	11	1,407
MasterCard Incorporated - Class A	20	11,411
MSCI Inc. - Class A	2	1,035
S&P Global Inc.	8	3,718
The PNC Financial Services Group, Inc.	8	1,637
Visa Inc. - Class A	46	15,604
Willis Towers Watson Public Limited Company (b)	43	14,768
		78,517
Communication Services 6.5%
Alphabet Inc. - Class A	116	28,161
Alphabet Inc. - Class C	3	685
Meta Platforms, Inc. - Class A	39	28,852
Walt Disney Company, The	31	3,499
		61,197
Industrials 3.9%
AMETEK, Inc.	11	2,090
Booz Allen Hamilton Holding Corporation - Class A	3	348
Equifax Inc.	6	1,608
Ferguson Enterprises Inc.	3	567
Fortive Corporation	7	346
Ingersoll Rand Inc.	117	9,686
ITT Inc.	14	2,568
Lockheed Martin Corporation	14	6,778
Otis Worldwide Corporation	7	667
SPX Technologies, Inc. (a)	13	2,399
Veralto Corporation	74	7,907
Waste Connections, Inc.	10	1,710
		36,674
Energy 1.8%
Canadian Natural Resources Limited	524	16,743
Expand Energy Corporation	7	758
		17,501
Real Estate 0.9%
American Tower Corporation	25	4,841
SBA Communications Corporation - Class A	19	3,734
		8,575
Materials 0.9%
Vulcan Materials Company	26	8,115
Total Common Stocks (cost $871,284)		943,477
SHORT TERM INVESTMENTS 1.6%
Securities Lending Collateral 1.3%
JNL Government Money Market Fund - Class SL, 4.14% (c) (d)	12,740	12,740
Investment Companies 0.3%
JNL Government Money Market Fund - Class I, 4.04% (c) (d)	2,471	2,471
T. Rowe Price Government Reserve Fund - Class I, 4.09% (c) (d)	1	1
		2,472
Total Short Term Investments (cost $15,212)		15,212
Total Investments 101.4% (cost $886,496)		958,689
Other Assets and Liabilities, Net (1.4)%		(12,817)
Total Net Assets 100.0%		945,872

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2025.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL/T. Rowe Price Capital Appreciation Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.04% - Class I	1,630	111,153	110,312	75	—	—	2,471	0.3
JNL Government Money Market Fund, 4.14% - Class SL	10,171	32,669	30,100	9	—	—	12,740	1.3
T. Rowe Price Government Reserve Fund, 4.09% - Class I	3	205,721	205,723	27	—	—	1	—
	11,804	349,543	346,135	111	—	—	15,212	1.6

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Capital Appreciation Equity Fund
Assets - Securities
Common Stocks	943,477	—	—	943,477
Short Term Investments	15,212	—	—	15,212
	958,689	—	—	958,689

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Capital Appreciation Fund
COMMON STOCKS 63.5%
Information Technology 24.5%
Advanced Micro Devices, Inc. (a) (b)	1,378	222,993
Amphenol Corporation - Class A (b)	897	111,065
Apple Inc. (b) (c)	2,588	659,000
Aurora Innovations Inc. - Class A (a)	33,614	181,178
Broadcom Inc.	431	142,236
Intuit Inc. (b)	59	40,395
Microsoft Corporation (b)	1,618	838,206
NVIDIA Corporation (b) (c)	4,037	753,305
PTC Inc. (a)	1,519	308,397
Roper Technologies, Inc. (c)	395	196,800
Salesforce, Inc. (b) (c)	202	47,803
Taiwan Semiconductor Manufacturing Company Limited - ADR	109	30,501
Workday, Inc. - Class A (a) (b)	558	134,391
		3,666,270
Health Care 13.3%
Abbott Laboratories (b)	2,474	331,396
Arcellx Inc. (a)	281	23,078
Becton, Dickinson and Company (c)	2,262	423,456
BioNTech SE - ADR (a)	367	36,211
Cencora, Inc. (b)	350	109,258
Cigna Group, The (b)	528	152,098
Cytokinetics, Incorporated (a)	530	29,110
Danaher Corporation (b) (c)	873	173,024
Eli Lilly and Company (b)	146	111,551
GE HealthCare Technologies Inc. (b)	160	11,993
Hologic, Inc. (a)	424	28,620
Ionis Pharmaceuticals, Inc. (a)	175	11,463
McKesson Corporation (b)	222	171,303
Revvity, Inc.	3,124	273,841
UnitedHealth Group Incorporated	231	79,659
Vaxcyte, Inc. (a)	344	12,409
		1,978,470
Consumer Discretionary 7.1%
Amazon.com, Inc. (a) (b) (c)	2,835	622,570
Chipotle Mexican Grill, Inc. (a) (c)	2,725	106,783
Starbucks Corporation (b)	1,595	134,940
Yum! Brands, Inc. (b) (c)	1,245	189,181
		1,053,474
Utilities 7.0%
Ameren Corporation	2,120	221,280
CenterPoint Energy, Inc. (b)	7,036	273,015
DTE Energy Company (b)	841	118,985
NiSource Inc.	5,921	256,371
PPL Corporation	4,888	181,641
		1,051,292
Communication Services 4.3%
Alphabet Inc. - Class A (b) (c)	1,277	310,419
Meta Platforms, Inc. - Class A (b)	458	336,585
		647,004
Financials 3.9%
Arthur J. Gallagher & Co.	337	104,376
MasterCard Incorporated - Class A (b)	266	151,406
Visa Inc. - Class A (b) (c)	492	167,981
Willis Towers Watson Public Limited Company (b)	455	157,205
		580,968
Industrials 1.7%
Ingersoll Rand Inc. (b)	1,247	103,005
Lockheed Martin Corporation (b)	121	60,349
Otis Worldwide Corporation	472	43,116
Veralto Corporation (b) (c)	485	51,659
		258,129
Energy 1.2%
Canadian Natural Resources Limited (b)	5,672	181,287
Materials 0.5%
Vulcan Materials Company (b)	235	72,365
Total Common Stocks (cost $8,233,757)		9,489,259
GOVERNMENT AND AGENCY OBLIGATIONS 16.6%
U.S. Treasury Note 16.6%
Treasury, United States Department of
3.88%, 04/30/30 - 07/31/30	1,220,382	1,227,894
4.00%, 05/31/30 - 07/31/32	994,180	1,002,808
3.63%, 08/31/30	244,098	242,849
Total Government And Agency Obligations (cost $2,453,913)		2,473,551
SENIOR FLOATING RATE INSTRUMENTS 9.5%
Information Technology 3.6%
Applied Systems, Inc.
2024 1st Lien Term Loan, 6.45%, (3 Month Term SOFR + 2.25%), 02/07/31 (d)	191,131	191,184
2024 2nd Lien Term Loan, 0.00%, (3 Month Term SOFR + 4.50%), 02/07/32 (d) (e)	1,488	1,520
2024 2nd Lien Term Loan, 8.80%, (3 Month Term SOFR + 4.50%), 02/07/32 (d)	23,061	23,556
Ascend Learning, LLC
2025 Repriced Term Loan B, 0.00%, (1 Month Term SOFR + 3.00%), 12/11/28 (d) (e)	22,460	22,427
2025 Repriced Term Loan B, 7.32%, (1 Month Term SOFR + 3.00%), 12/11/28 (d)	13,041	13,022
Athenahealth Group, Inc.
2022 Term Loan B, 7.07%, (1 Month Term SOFR + 2.75%), 01/27/29 (d)	34,316	34,230
CCC Intelligent Solutions Inc.
Term Loan, 6.32%, (1 Month Term SOFR + 2.00%), 09/16/28 (d)	12,454	12,434
Ellucian Holdings, Inc.
2024 1st Lien Term Loan B, 7.07%, (1 Month Term SOFR + 2.75%), 10/29/29 (d)	30,028	30,009
Epicor Software Corporation
2024 Term Loan F, 6.82%, (1 Month Term SOFR + 2.50%), 05/23/31 (d)	38,566	38,596
Informatica LLC
2024 Term Loan B, 6.57%, (1 Month Term SOFR + 2.25%), 10/30/28 (d)	12,097	12,112
Instructure Holdings, Inc.
2025 Repriced Term Loan, 0.00%, (3 Month Term SOFR + 2.75%), 11/13/31 (d) (e)	1,329	1,327
2025 Repriced Term Loan, 6.75%, (3 Month Term SOFR + 2.75%), 11/13/31 (d)	52,110	52,021
2024 2nd Lien Term Loan, 9.21%, (6 Month Term SOFR + 5.00%), 09/10/32 (d)	12,817	12,957
Quartz Acquireco LLC
2025 Term Loan B, 6.55%, (3 Month Term SOFR + 2.25%), 06/28/30 (d)	8,395	8,357
Storable Intermediate Holdings, LLC
2025 Term Loan B, 7.57%, (1 Month Term SOFR + 3.25%), 04/17/31 (d)	25,982	26,031
UKG Inc.
2024 Term Loan B, 6.81%, (3 Month Term SOFR + 2.50%), 01/30/31 (d)	58,251	58,176
		537,959
Financials 3.2%
AmWINS Group, Inc.
2025 Term Loan B, 6.57%, (1 Month Term SOFR + 2.25%), 01/23/32 (d)	101,073	101,007
Broadstreet Partners, Inc.
2024 Term Loan B4, 7.07%, (1 Month Term SOFR + 2.75%), 05/10/31 (d)	100,322	100,401
HUB International Limited
2025 Term Loan B, 0.00%, (3 Month Term SOFR + 2.50%), 06/20/30 (d) (e)	1,806	1,808
2025 Term Loan B, 6.58%, (3 Month Term SOFR + 2.50%), 06/20/30 (d)	191,867	192,101
Press Ganey Holdings, Inc.
2025 Repriced Term Loan B, 7.32%, (1 Month Term SOFR + 3.00%), 05/30/31 (d)	4,412	4,398
Ryan Specialty Group, LLC
2024 USD Term Loan B, 6.32%, (1 Month Term SOFR + 2.00%), 09/11/31 (d)	1,762	1,761
Trans Union, LLC
2019 Term Loan B5, 6.17%, (1 Month Term SOFR + 1.75%), 11/13/26 (d)	2,444	2,445

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
USI, Inc.
2024 Term Loan D, 6.55%, (3 Month Term SOFR + 2.25%), 11/23/29 (d)	36,555	36,507
2024 Term Loan C, 6.55%, (3 Month Term SOFR + 2.25%), 09/27/30 (d)	36,838	36,779
		477,207
Industrials 1.4%
CPI Holdco B LLC
2024 Term Loan, 6.32%, (1 Month Term SOFR + 2.00%), 05/10/31 (d)	38,752	38,704
Filtration Group Corporation
2025 EUR Term Loan B, 5.37%, (1 Month EURIBOR + 3.50%), 10/21/28, EUR (d)	13,832	16,372
2025 USD Term Loan, 7.07%, (1 Month Term SOFR + 2.75%), 10/21/28 (d)	76,111	76,396
Mariner Wealth Advisors LLC
2025 Term Loan, 6.80%, (3 Month Term SOFR + 2.50%), 12/31/30 (d)	21,119	21,154
TransDigm, Inc.
2024 Term Loan I, 0.00%, (3 Month Term SOFR + 2.75%), 08/24/28 (d) (e)	2,101	2,098
2024 Term Loan K, 0.00%, (3 Month Term SOFR + 2.75%), 02/22/30 (d) (e)	2,237	2,234
2025 Term Loan K, 6.39%, (1 Month Term SOFR + 2.25%), 03/22/30 (d)	59,299	59,228
		216,186
Consumer Discretionary 0.7%
Hilton Domestic Operating Company, Inc.
2023 Term Loan B4, 5.91%, (1 Month Term SOFR + 1.75%), 11/09/30 (d)	49,665	49,697
Mister Car Wash Holdings, Inc.
2024 Term Loan B, 6.82%, (1 Month Term SOFR + 2.50%), 03/21/31 (d)	6,739	6,745
Varsity Brands, Inc.
Term Loan, 7.03%, (SOFR + 3.00%), 08/26/31 (d)	38,356	38,337
Wyndham Hotels & Resorts, Inc.
2024 Term Loan, 6.07%, (1 Month Term SOFR + 1.75%), 05/28/30 (d)	8,028	8,051
		102,830
Health Care 0.3%
Loire Finco Luxembourg S.a. r.l.
2025 USD Term Loan B, 8.31%, (3 Month Term SOFR + 4.00%), 01/31/30 (d)	44,422	44,444
Communication Services 0.3%
SBA Senior Finance II LLC
2024 Term Loan B, 6.07%, (1 Month Term SOFR + 1.75%), 01/20/31 (d)	43,885	44,014
Total Senior Floating Rate Instruments (cost $1,420,341)		1,422,640
CORPORATE BONDS AND NOTES 7.7%
Consumer Discretionary 2.7%
Hilton Domestic Operating Company Inc.
5.75%, 05/01/28 - 09/15/33 (f)	42,798	43,073
5.88%, 04/01/29 (f)	10,445	10,658
3.75%, 05/01/29 (f)	21,619	20,797
4.88%, 01/15/30	19,559	19,443
4.00%, 05/01/31 (f)	32,112	30,390
3.63%, 02/15/32 (f)	26,573	24,315
Hilton Worldwide Holdings Inc.
4.88%, 04/01/27	8,951	8,942
KFC Holding Co.
4.75%, 06/01/27 (f)	33,740	33,666
Life Time, Inc.
6.00%, 11/15/31 (f)	6,950	7,062
Magnum Management Corporation
5.38%, 04/15/27	24,148	24,088
6.50%, 10/01/28	12,855	12,912
5.25%, 07/15/29	7,175	6,942
Service Corporation International
4.63%, 12/15/27	1,245	1,239
3.38%, 08/15/30	5,988	5,553
5.75%, 10/15/32	7,722	7,835
Six Flags Operations Inc.
5.50%, 04/15/27 (f)	20,984	20,942
7.25%, 05/15/31 (f) (g)	7,372	7,372
Vail Resorts, Inc.
5.63%, 07/15/30 (f)	4,408	4,437
6.50%, 05/15/32 (f)	9,363	9,690
Yum! Brands, Inc.
4.75%, 01/15/30 (f)	10,271	10,204
3.63%, 03/15/31	14,549	13,597
4.63%, 01/31/32	24,731	24,034
5.38%, 04/01/32	29,015	29,128
6.88%, 11/15/37	5,461	6,071
5.35%, 11/01/43	15,610	15,085
		397,475
Financials 2.2%
AmWINS Group, Inc.
6.38%, 02/15/29 (f)	8,902	9,077
BroadStreet Partners, Inc.
5.88%, 04/15/29 (f)	21,881	21,828
HUB International Limited
5.63%, 12/01/29 (f)	11,598	11,594
7.25%, 06/15/30 (f)	126,919	132,400
7.38%, 01/31/32 (f)	77,140	80,508
MSCI Inc.
5.25%, 09/01/35	19,385	19,550
Ryan Specialty, LLC
4.38%, 02/01/30 (f)	5,592	5,424
5.88%, 08/01/32 (f)	14,494	14,666
U S I, Inc.
7.50%, 01/15/32 (f)	30,789	32,300
		327,347
Industrials 1.4%
Korn Ferry
4.63%, 12/15/27 (f)	7,012	6,967
TransDigm Inc.
6.75%, 08/15/28 - 01/31/34 (f)	29,515	30,436
4.63%, 01/15/29	10,449	10,236
6.38%, 03/01/29 - 05/31/33 (f)	75,996	77,441
7.13%, 12/01/31 (f)	24,266	25,324
6.63%, 03/01/32 (f)	53,870	55,496
6.25%, 01/31/34 (f) (g)	2,522	2,596
		208,496
Health Care 0.4%
Avantor, Inc.
4.63%, 07/15/28 (f)	15,464	15,214
3.88%, 11/01/29 (f)	20,476	19,483
Hologic, Inc.
3.25%, 02/15/29 (f)	6,671	6,441
IQVIA Inc.
5.00%, 05/15/27 (f)	10,348	10,325
6.50%, 05/15/30 (f)	6,498	6,720
Surgery Center Holdings, Inc.
7.25%, 04/15/32 (f)	6,089	6,260
		64,443
Information Technology 0.4%
Booz Allen Hamilton Inc.
4.00%, 07/01/29 (f) (g)	5,511	5,364
5.95%, 08/04/33 (g)	7,932	8,338
Capstone Borrower, Inc.
8.00%, 06/15/30 (f)	6,562	6,868
CrowdStrike Holdings, Inc.
3.00%, 02/15/29	1,455	1,386
Ellucian Holdings Inc.
6.50%, 12/01/29 (f)	9,841	10,025
Fair Isaac Corporation
6.00%, 05/15/33 (f)	10,101	10,264
PTC Inc.
4.00%, 02/15/28 (f)	9,445	9,253
		51,498
Real Estate 0.3%
SBA Communications Corporation
3.88%, 02/15/27	25,781	25,388
3.13%, 02/01/29	27,063	25,338
		50,726

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Communication Services 0.2%
CCO Holdings, LLC
5.13%, 05/01/27 (f)	24,986	24,830
Lamar Media Corp.
3.75%, 02/15/28	7,806	7,602
4.88%, 01/15/29	1,249	1,238
3.63%, 01/15/31	1,290	1,201
		34,871
Utilities 0.1%
CenterPoint Energy, Inc.
5.95%, 04/01/56	14,727	14,727
Total Corporate Bonds And Notes (cost $1,119,912)		1,149,583
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.0%
Domino's Pizza, Inc.
Series 2017-A23-1A, 4.12%, 07/26/27	2,060	2,043
Series 2019-A2-1A, 3.67%, 10/25/29 (f)	2,822	2,696
SBA Towers, LLC
Series 2022-C-1, 6.60%, 01/15/28	602	616
Total Non-U.S. Government Agency Asset-Backed Securities (cost $5,483)		5,355
PREFERRED STOCKS 0.0%
Utilities 0.0%
CMS Energy Corporation, 5.88%, 10/15/78	24	565
Total Preferred Stocks (cost $661)		565
SHORT TERM INVESTMENTS 2.9%
Investment Companies 2.8%
JNL Government Money Market Fund - Class I, 4.04% (h) (i)	14,141	14,141
T. Rowe Price Government Reserve Fund - Class I, 4.09% (h) (i)	403,982	403,982
		418,123
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 4.14% (h) (i)	13,500	13,500
Total Short Term Investments (cost $431,623)		431,623
Total Investments 100.2% (cost $13,665,690)		14,972,576
Other Derivative Instruments (0.3)%		(45,307)
Other Assets and Liabilities, Net 0.1%		9,806
Total Net Assets 100.0%		14,937,075

(a) Non-income producing security.

(b) All or a portion of the security is subject to a written call option.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) This senior floating rate interest will settle after September 30, 2025. If a reference rate and spread is presented, it will go into effect upon settlement.

(f) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2025, the value and the percentage of net assets of these securities was $862,406 and 5.8% of the Fund.

(g) All or a portion of the security was on loan as of September 30, 2025.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL/T. Rowe Price Capital Appreciation Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.04% - Class I	7,195	695,371	688,425	311	—	—	14,141	0.1
JNL Government Money Market Fund, 4.14% - Class SL	17,825	1,732,386	1,736,711	1,230	—	—	13,500	0.1
T. Rowe Price Government Reserve Fund, 4.09% - Class I	760,348	3,384,453	3,740,819	27,490	—	—	403,982	2.7
T. Rowe Price Institutional Floating Rate Fund	1,647	30	1,669	21	(96)	88	—	—
	787,015	5,812,240	6,167,624	29,052	(96)	88	431,623	2.9

JNL/T. Rowe Price Capital Appreciation Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Options on Securities
Abbott Laboratories	BOA	Call	145.00	01/16/26	680	9,860	(166)
Abbott Laboratories	BOA	Call	140.00	01/16/26	737	10,318	(306)
Abbott Laboratories	BOA	Call	130.00	01/16/26	1,372	17,836	(1,270)
Advanced Micro Devices, Inc.	BCL	Call	180.00	01/16/26	737	13,266	(796)
Advanced Micro Devices, Inc.	BCL	Call	175.00	01/16/26	737	12,898	(909)
Alphabet Inc.	UBS	Call	215.00	01/16/26	737	15,846	(2,721)
Alphabet Inc.	UBS	Call	205.00	01/16/26	737	15,109	(3,281)
Amazon.com, Inc.	CIT	Call	260.00	01/16/26	737	19,162	(291)
Amazon.com, Inc.	CIT	Call	250.00	01/16/26	737	18,425	(424)
Amphenol Corporation	UBS	Call	120.00	01/16/26	426	5,112	(528)
Amphenol Corporation	UBS	Call	115.00	01/16/26	426	4,899	(667)
Apple Inc.	BCL	Call	245.00	01/16/26	737	18,057	(1,537)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL/T. Rowe Price Capital Appreciation Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Apple Inc.	BCL	Call	235.00	01/16/26	737	17,320	(2,056)
Canadian Natural Resources Limited	BCL	Call	35.00	01/16/26	2,211	7,739	(188)
Canadian Natural Resources Limited	BCL	Call	32.50	01/16/26	2,211	7,186	(392)
Cencora, Inc.	UBS	Call	270.00	01/16/26	353	9,531	(1,721)
Cencora, Inc.	UBS	Call	260.00	01/16/26	457	11,882	(2,628)
CenterPoint Energy, Inc.	BOA	Call	35.00	12/19/25	3,631	12,709	(1,579)
Cigna Group, The	WFI	Call	330.00	01/16/26	295	9,735	(162)
Danaher Corporation	UBS	Call	330.00	01/16/26	786	25,938	(2)
Danaher Corporation	UBS	Call	220.00	01/16/26	590	12,980	(336)
DTE Energy Company	WFI	Call	145.00	01/16/26	1,192	17,284	(447)
Eli Lilly and Company	CIT	Call	890.00	01/16/26	58	5,162	(114)
Eli Lilly and Company	CIT	Call	850.00	01/16/26	58	4,930	(168)
GE HealthCare Technologies Inc.	WFI	Call	97.50	01/16/26	835	8,141	(23)
GE HealthCare Technologies Inc.	WFI	Call	100.00	01/16/26	762	7,620	(40)
Ingersoll Rand Inc.	WFI	Call	95.00	01/16/26	1,032	9,804	(155)
Ingersoll Rand Inc.	WFI	Call	100.00	01/16/26	1,032	10,320	(132)
Intuit Inc.	UBS	Call	860.00	01/16/26	148	12,728	(56)
Intuit Inc.	UBS	Call	840.00	01/16/26	148	12,432	(70)
Lockheed Martin Corporation	BOA	Call	520.00	01/16/26	275	14,300	(463)
Lockheed Martin Corporation	BOA	Call	500.00	01/16/26	181	9,050	(467)
Lockheed Martin Corporation	BOA	Call	480.00	06/18/26	311	14,928	(1,627)
Lockheed Martin Corporation	BOA	Call	500.00	06/18/26	311	15,550	(1,289)
MasterCard Incorporated	BCL	Call	620.00	01/16/26	151	9,362	(157)
MasterCard Incorporated	BCL	Call	640.00	01/16/26	295	18,880	(181)
MasterCard Incorporated	BCL	Call	610.00	01/16/26	295	17,995	(391)
MasterCard Incorporated	BCL	Call	580.00	01/16/26	305	17,690	(774)
MasterCard Incorporated	BCL	Call	585.00	01/16/26	295	17,258	(675)
MasterCard Incorporated	BCL	Call	670.00	06/18/26	295	19,765	(403)
McKesson Corporation	GSC	Call	760.00	01/16/26	148	11,248	(753)
McKesson Corporation	GSC	Call	780.00	01/16/26	148	11,544	(603)
McKesson Corporation	GSC	Call	660.00	01/16/26	114	7,524	(1,443)
McKesson Corporation	GSC	Call	680.00	01/16/26	113	7,684	(1,236)
Meta Platforms, Inc.	JPM	Call	810.00	01/16/26	295	23,895	(830)
Meta Platforms, Inc.	JPM	Call	775.00	01/16/26	295	22,863	(1,181)
Microsoft Corporation	JPM	Call	590.00	01/16/26	295	17,405	(165)
Microsoft Corporation	JPM	Call	565.00	01/16/26	295	16,668	(312)
NVIDIA Corporation	GSC	Call	200.00	01/16/26	811	16,220	(941)
NVIDIA Corporation	GSC	Call	190.00	01/16/26	811	15,409	(1,281)
Salesforce, Inc.	GSC	Call	300.00	01/16/26	168	5,040	(60)
Salesforce, Inc.	GSC	Call	290.00	01/16/26	168	4,872	(78)
Starbucks Corporation	WFI	Call	125.00	01/16/26	654	8,175	(18)
Starbucks Corporation	WFI	Call	105.00	01/16/26	2,798	29,379	(280)
Starbucks Corporation	WFI	Call	100.00	01/16/26	1,180	11,800	(187)
Veralto Corporation	UBS	Call	110.00	01/16/26	443	4,873	(138)
Visa Inc.	GSC	Call	390.00	01/16/26	497	19,383	(154)
Visa Inc.	GSC	Call	400.00	01/16/26	443	17,720	(89)
Visa Inc.	GSC	Call	380.00	01/16/26	442	16,796	(203)
Visa Inc.	GSC	Call	360.00	01/16/26	457	16,452	(473)
Visa Inc.	GSC	Call	370.00	01/16/26	443	16,391	(312)
Visa Inc.	GSC	Call	395.00	06/18/26	442	17,459	(430)
Vulcan Materials Company	JPM	Call	300.00	12/19/25	369	11,070	(662)
Vulcan Materials Company	JPM	Call	290.00	12/19/25	369	10,701	(963)
Willis Towers Watson Public Limited Company	BOA	Call	340.00	01/16/26	143	4,862	(315)
Willis Towers Watson Public Limited Company	BOA	Call	330.00	01/16/26	143	4,719	(412)
Workday, Inc.	WFI	Call	270.00	01/16/26	590	15,930	(463)
Workday, Inc.	WFI	Call	260.00	01/16/26	590	15,340	(637)
Yum! Brands, Inc.	WFI	Call	165.00	01/16/26	296	4,884	(68)
Yum! Brands, Inc.	WFI	Call	160.00	01/16/26	990	15,840	(367)
Yum! Brands, Inc.	WFI	Call	145.00	01/16/26	533	7,729	(661)
							(45,307)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Capital Appreciation Fund
Assets - Securities
Common Stocks	9,489,259	—	—	9,489,259
Government And Agency Obligations	—	2,473,551	—	2,473,551
Senior Floating Rate Instruments	—	1,422,640	—	1,422,640
Corporate Bonds And Notes	—	1,149,583	—	1,149,583
Non-U.S. Government Agency Asset-Backed Securities	—	5,355	—	5,355
Preferred Stocks	565	—	—	565
Short Term Investments	431,623	—	—	431,623
	9,921,447	5,051,129	—	14,972,576
Liabilities - Investments in Other Financial Instruments[1]
OTC Written Options	—	(45,307)	—	(45,307)
	—	(45,307)	—	(45,307)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Growth Stock Fund
COMMON STOCKS 100.0%
Information Technology 55.7%
Advanced Micro Devices, Inc. (a)	173	27,924
Amphenol Corporation - Class A	840	104,006
Apple Inc.	4,507	1,147,582
AppLovin Corporation - Class A (a)	133	95,670
Arista Networks, Inc. (a)	803	117,047
ASML Holding N.V. - ADR	26	25,191
Broadcom Inc.	1,568	517,277
CrowdStrike Holdings, Inc. - Class A (a)	107	52,589
HubSpot, Inc. (a)	76	35,685
Intuit Inc.	106	72,258
Microsoft Corporation	2,557	1,324,237
Monday.Com Ltd. (a)	20	3,828
NVIDIA Corporation	7,981	1,489,166
Oracle Corporation	495	139,298
Palantir Technologies Inc. - Class A (a)	219	40,041
Roper Technologies, Inc.	74	36,910
Samsara Inc. - Class A (a)	808	30,102
ServiceNow, Inc. (a)	136	124,842
Shopify Inc. - Class A (a)	396	58,919
Snowflake Inc. - Class A (a)	202	45,621
Synopsys, Inc. (a)	57	28,232
Taiwan Semiconductor Manufacturing Company Limited - ADR	278	77,699
Teledyne Technologies Incorporated (a)	46	26,778
		5,620,902
Consumer Discretionary 14.8%
Amazon.com, Inc. (a)	2,434	534,325
Booking Holdings Inc.	10	56,104
Carvana Co. - Class A (a)	282	106,220
Chipotle Mexican Grill, Inc. (a)	1,195	46,839
Coupang, Inc. - Class A (a)	2,106	67,800
DoorDash, Inc. - Class A (a)	274	74,579
Duolingo, Inc. - Class A (a)	24	7,771
Ferrari N.V.	152	73,707
Floor & Decor Holdings, Inc. - Class A (a)	294	21,648
Hilton Worldwide Holdings Inc.	109	28,263
MercadoLibre, Inc. (a)	35	80,758
Sea Limited - Class A - ADR (a)	260	46,522
Tesla Inc. (a)	729	324,146
Wingstop Inc.	82	20,638
		1,489,320
Communication Services 14.7%
Alphabet Inc. - Class A	2,428	590,303
Meta Platforms, Inc. - Class A	678	497,706
Netflix, Inc. (a)	221	264,404
Spotify Technology S.A. (a)	121	84,318
T-Mobile US, Inc.	181	43,407
		1,480,138
Financials 5.5%
Adyen N.V. (a) (b)	11	18,215
Ares Management Corporation - Class A	298	47,599
Charles Schwab Corporation, The	415	39,613
MasterCard Incorporated - Class A	367	208,682
Visa Inc. - Class A	720	245,759
		559,868
Health Care 5.5%
argenx SE - ADR (a)	43	32,077
Cigna Group, The	112	32,192
Danaher Corporation	139	27,652
Eli Lilly and Company	268	204,294
Intuitive Surgical, Inc. (a)	237	105,856
Natera, Inc. (a)	188	30,266
Stryker Corporation	155	57,392
Thermo Fisher Scientific Inc.	80	38,643
UnitedHealth Group Incorporated	79	27,171
		555,543
Industrials 3.1%
Boeing Company, The (a)	220	47,451
GE Vernova Inc.	31	19,308
General Electric Company	595	179,128
Rockwell Automation, Inc.	70	24,559
TransDigm Group Incorporated	32	41,764
		312,210
Materials 0.7%
Linde Public Limited Company	104	49,283
Sherwin-Williams Company, The	56	19,529
		68,812
Total Common Stocks (cost $5,812,717)		10,086,793
SHORT TERM INVESTMENTS 0.1%
Investment Companies 0.1%
JNL Government Money Market Fund - Class I, 4.04% (c) (d)	3,666	3,666
T. Rowe Price Government Reserve Fund - Class I, 4.09% (c) (d)	7,688	7,688
Total Short Term Investments (cost $11,354)		11,354
Total Investments 100.1% (cost $5,824,071)		10,098,147
Other Assets and Liabilities, Net (0.1)%		(8,139)
Total Net Assets 100.0%		10,090,008

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL/T. Rowe Price Growth Stock Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.04% - Class I	4,600	197,507	198,441	123	—	—	3,666	—
JNL Government Money Market Fund, 4.14% - Class SL	—	35,243	35,243	9	—	—	—	—
T. Rowe Price Government Reserve Fund, 4.09% - Class I	38,079	938,694	969,085	1,408	—	—	7,688	0.1
	42,679	1,171,444	1,202,769	1,540	—	—	11,354	0.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL/T. Rowe Price Growth Stock Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen N.V.	04/24/25	20,008	18,215	0.2

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Growth Stock Fund
Assets - Securities
Common Stocks	10,068,578	18,215	—	10,086,793
Short Term Investments	11,354	—	—	11,354
	10,079,932	18,215	—	10,098,147

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Mid-Cap Growth Fund
COMMON STOCKS 97.1%
Health Care 20.4%
Agilent Technologies, Inc.	673	86,392
Alcon AG	418	31,115
Align Technology, Inc. (a)	180	22,527
Alnylam Pharmaceuticals, Inc. (a)	181	82,677
Arcellx Inc. (a)	138	11,346
Ascendis Pharma A/S - ADR (a)	176	34,911
Avantor, Inc. (a)	2,797	34,907
Biogen Inc. (a)	88	12,257
BioNTech SE - ADR (a)	173	17,101
Bruker Corporation	490	15,933
Caris Life Sciences, Inc. (a)	397	12,005
Cooper Companies, Inc., The (a)	819	56,171
CRISPR Therapeutics AG (a) (b)	197	12,759
Cytokinetics, Incorporated (a)	464	25,501
Elanco Animal Health Incorporated (a) (b)	894	17,997
Encompass Health Corporation	171	21,695
Hologic, Inc. (a)	1,564	105,534
Ionis Pharmaceuticals, Inc. (a)	953	62,362
Masimo Corporation (a)	70	10,329
Mettler-Toledo International Inc. (a)	58	71,201
Molina Healthcare, Inc. (a)	111	21,145
QuidelOrtho Corporation (a)	433	12,758
Revolution Medicines, Inc. (a)	257	11,997
Teleflex Incorporated	389	47,574
Vaxcyte, Inc. (a)	306	11,040
Veeva Systems Inc. - Class A (a)	326	97,089
West Pharmaceutical Services, Inc.	54	14,035
		960,358
Information Technology 20.1%
Amphenol Corporation - Class A	473	58,534
Atlassian Corporation - Class A (a)	176	28,089
Aurora Innovations Inc. - Class A (a)	1,195	6,442
CCC Intelligent Solutions Holdings Inc. (a)	4,858	44,258
Corning Incorporated	372	30,474
HubSpot, Inc. (a)	36	16,794
Keysight Technologies, Inc. (a)	283	49,520
Lattice Semiconductor Corporation (a)	1,226	89,883
MACOM Technology Solutions Holdings, Inc. (a)	267	33,226
Manhattan Associates, Inc. (a)	159	32,674
McGraw-Hill Education, Inc. (a)	550	6,904
Microchip Technology Incorporated	796	51,151
Monday.Com Ltd. (a)	93	17,916
MongoDB, Inc. - Class A (a)	48	14,960
Monolithic Power Systems, Inc.	64	58,737
Netskope, Inc. - Class A (a)	255	5,802
NXP Semiconductors N.V.	147	33,408
OneStream, Inc. - Class A (a)	480	8,855
PTC Inc. (a)	520	105,659
Pure Storage, Inc. - Class A (a)	568	47,621
Ralliant Corporation	244	10,650
Teradyne, Inc.	125	17,219
Tyler Technologies, Inc. (a)	154	80,410
Unity Software Inc. (a)	273	10,950
Zoom Communications, Inc. - Class A (a)	353	29,147
Zscaler, Inc. (a)	188	56,306
		945,589
Consumer Discretionary 16.6%
Birkenstock Holding PLC (a)	672	30,426
Bright Horizons Family Solutions, Inc. (a)	144	15,656
Burlington Stores, Inc. (a)	182	46,355
DK Crown Holdings Inc. - Class A (a)	1,590	59,485
Domino's Pizza, Inc.	163	70,299
Duolingo, Inc. - Class A (a)	96	30,768
Hilton Worldwide Holdings Inc.	372	96,538
On Holding AG - Class A (a)	407	17,228
Planet Fitness, Inc. - Class A (a)	552	57,277
Ross Stores, Inc.	342	52,178
Service Corporation International	156	12,957
Sportradar Group AG - Class A (a)	573	15,408
Texas Roadhouse, Inc. - Class A	179	29,724
TopBuild Corp. (a)	48	18,761
Ulta Beauty, Inc. (a)	79	43,328
Viking Holdings Ltd (a)	1,047	65,053
Wingstop Inc.	59	14,799
Wyndham Hotels & Resorts, Inc.	254	20,327
Yum! Brands, Inc.	561	85,298
		781,865
Industrials 14.8%
Booz Allen Hamilton Holding Corporation - Class A	356	35,612
Broadridge Financial Solutions, Inc.	78	18,625
BWXT Government Group, Inc.	251	46,332
Equifax Inc.	147	37,582
ESAB Corporation	438	48,948
Ferguson Enterprises Inc.	228	51,137
Firefly Aerospace Inc. (a)	70	2,051
Fortive Corporation	320	15,680
IDEX Corporation	51	8,285
Ingersoll Rand Inc.	748	61,816
ITT Inc.	163	29,174
J.B. Hunt Transport Services, Inc.	85	11,442
Old Dominion Freight Line, Inc.	276	38,896
Paylocity Holding Corporation (a)	307	48,892
Quanta Services, Inc.	69	28,429
StandardAero, Inc. (a)	736	20,092
Textron Inc.	682	57,664
TransUnion	555	46,540
UL Solutions Inc. - Class A	334	23,655
Veralto Corporation	276	29,456
Waste Connections, Inc.	42	7,384
XPO, Inc. (a)	247	31,943
		699,635
Financials 8.5%
Assurant, Inc.	322	69,767
AXIS Capital Holdings Limited	156	14,916
Bullish (a)	55	3,475
CBOE Global Markets, Inc.	158	38,676
Corpay Inc (a)	108	31,046
Klarna Group PLC (a)	125	4,597
Markel Group Inc. (a)	13	24,657
MarketAxess Holdings Inc.	104	18,035
MSCI Inc. - Class A	106	60,316
Raymond James Financial, Inc.	310	53,437
Ryan Specialty Group Holdings, Inc. - Class A	225	12,670
Toast, Inc. - Class A (a)	912	33,283
TPG Inc. - Class A	284	16,323
Tradeweb Markets Inc. - Class A	188	20,875
		402,073
Communication Services 4.9%
Liberty Media Corporation - Series C (a)	716	74,786
Liberty Media Corporation - Series C (a)	309	29,964
Live Nation Entertainment, Inc. (a)	58	9,494
Match Group, Inc.	407	14,384
Reddit, Inc. - Class A (a)	170	39,142
The New York Times Company - Class A	704	40,415
Trade Desk, Inc., The - Class A (a)	434	21,260
		229,445
Energy 4.6%
Cheniere Energy, Inc.	292	68,497
DT Midstream, Inc.	44	4,986
EQT Corporation	785	42,744
Expand Energy Corporation	292	30,980
TechnipFMC PLC	1,750	69,040
		216,247
Consumer Staples 3.4%
Casey's General Stores, Inc.	81	45,521
Dollar Tree, Inc. (a)	664	62,662
Maplebear Inc. (a)	477	17,538
McCormick & Company, Incorporated	507	33,910
		159,631
Materials 3.3%
Avery Dennison Corporation	275	44,564
Ball Corporation	575	28,986
Martin Marietta Materials, Inc.	90	56,788

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Sealed Air Corporation	669	23,660
		153,998
Real Estate 0.5%
CoStar Group, Inc. (a)	290	24,425
Total Common Stocks (cost $3,652,292)		4,573,266
SHORT TERM INVESTMENTS 3.1%
Investment Companies 3.0%
JNL Government Money Market Fund - Class I, 4.04% (c) (d)	4,190	4,190
T. Rowe Price Government Reserve Fund - Class I, 4.09% (c) (d)	136,180	136,180
		140,370
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 4.14% (c) (d)	7,595	7,595
Total Short Term Investments (cost $147,965)		147,965
Total Investments 100.2% (cost $3,800,257)		4,721,231
Other Assets and Liabilities, Net (0.2)%		(9,569)
Total Net Assets 100.0%		4,711,662

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2025.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL/T. Rowe Price Mid-Cap Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.04% - Class I	4,545	166,230	166,585	121	—	—	4,190	0.1
JNL Government Money Market Fund, 4.14% - Class SL	1,715	179,725	173,845	136	—	—	7,595	0.1
T. Rowe Price Government Reserve Fund, 4.09% - Class I	119,773	606,421	590,014	4,614	—	—	136,180	2.9
	126,033	952,376	930,444	4,871	—	—	147,965	3.1

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Mid-Cap Growth Fund
Assets - Securities
Common Stocks	4,573,266	—	—	4,573,266
Short Term Investments	147,965	—	—	147,965
	4,721,231	—	—	4,721,231

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Short-Term Bond Fund
CORPORATE BONDS AND NOTES 42.9%
Financials 14.1%
AerCap Ireland Capital Designated Activity Company
6.10%, 01/15/27	545	557
6.45%, 04/15/27	2,574	2,655
AIG Global Funding
4.65%, 08/20/27 (a)	605	612
4.25%, 08/21/28 (a)	1,110	1,111
5.20%, 01/12/29 (a)	585	602
American Express Company
5.10%, 02/16/28	665	674
5.04%, 07/26/28	1,045	1,063
4.73%, 04/25/29	1,295	1,315
5.53%, 04/25/30	1,280	1,337
American Honda Finance Corporation
5.65%, 11/15/28	1,895	1,976
Aspen Insurance Holdings Limited
5.75%, 07/01/30	710	743
Athene Global Funding
5.68%, 02/23/26 (a)	1,715	1,726
4.86%, 08/27/26 (a)	1,290	1,298
5.35%, 07/09/27 (a)	1,260	1,284
Avolon Holdings Funding Limited
2.13%, 02/21/26 (a)	935	926
6.38%, 05/04/28 (a)	740	772
5.75%, 03/01/29 (a)	1,215	1,257
Banco Santander, S.A.
5.55%, 03/14/28 (b)	1,000	1,018
Bank of America Corporation
5.08%, 01/20/27	1,650	1,653
1.73%, 07/22/27	1,290	1,264
4.62%, 05/09/29	2,175	2,199
Bank of New York Mellon Corporation, The
4.73%, 04/20/29	1,600	1,626
Banque Federative du Credit Mutuel
4.94%, 01/26/26 (a)	1,495	1,498
Barclays PLC
7.33%, 11/02/26	1,380	1,383
5.09%, 02/25/29 (b)	1,260	1,284
4.48%, 11/11/29	665	666
BNP Paribas
4.79%, 05/09/29 (a)	2,680	2,705
Brighthouse Financial, Inc.
1.55%, 05/24/26 (a)	460	452
Brown & Brown, Inc.
4.70%, 06/23/28	605	611
CaixaBank, S.A.
6.68%, 09/13/27 (a)	1,565	1,598
Capital One Financial Corporation
7.15%, 10/29/27	760	782
6.31%, 06/08/29	995	1,044
Citigroup Inc.
5.17%, 02/13/30	1,170	1,200
CNO Global Funding
1.75%, 10/07/26 (a)	2,065	2,016
4.88%, 12/10/27 (a)	613	621
Credit Agricole S.A.
5.23%, 01/09/29 (a)	1,655	1,686
Daimler Trucks Finance North America LLC
5.00%, 01/15/27 (a)	630	637
4.30%, 08/12/27 (a)	1,135	1,138
5.13%, 09/25/27 (a)	1,025	1,042
Danske Bank A/S
5.43%, 03/01/28 (a)	1,210	1,231
4.61%, 10/02/30 (a)	1,115	1,121
Eagle Funding LuxCo S.a r.l.
5.50%, 08/17/30 (a)	1,890	1,920
Enel Finance International N.V.
7.05%, 10/14/25 (a) (c) (d)	625	625
1.63%, 07/12/26 (a) (d)	2,250	2,205
4.13%, 09/30/28 (a)	560	559
Equitable Financial Life Global Funding
1.70%, 11/12/26 (a)	1,255	1,223
3.95%, 09/15/27 (a)	430	429
4.65%, 06/09/28 (a)	1,310	1,325
First Abu Dhabi Bank P.J.S.C.
5.13%, 10/13/27 (e)	2,800	2,853
Fiserv, Inc.
5.15%, 03/15/27	1,495	1,515
4.20%, 10/01/28 (f)	1,035	1,035
4.55%, 02/15/31	775	777
Ford Motor Credit Company LLC
5.13%, 11/05/26	1,135	1,138
5.80%, 03/05/27	1,485	1,501
5.92%, 03/20/28	840	854
Fortitude Global Funding
4.63%, 10/06/28 (a)	1,080	1,081
Fortitude Group Holdings, LLC
6.25%, 04/01/30 (a)	1,775	1,843
GA Global Funding Trust
4.40%, 09/23/27 (a)	1,715	1,719
5.40%, 01/13/30 (a)	1,530	1,585
General Motors Financial Company, Inc.
5.40%, 04/06/26 - 05/08/27	2,169	2,194
5.35%, 07/15/27	1,831	1,865
5.05%, 04/04/28	2,200	2,236
Goldman Sachs Group, Inc., The
4.94%, 04/23/28	3,035	3,070
4.48%, 08/23/28	1,225	1,233
5.22%, 04/23/31	1,695	1,750
HSBC Holdings PLC
5.60%, 05/17/28	1,280	1,307
5.13%, 11/19/28 (b)	1,645	1,673
4.90%, 03/03/29 (b)	1,410	1,428
ING Groep N.V.
4.86%, 03/25/29 (b)	1,610	1,632
Intercontinental Exchange, Inc.
3.63%, 09/01/28	1,168	1,154
JPMorgan Chase & Co.
5.23%, (SOFR + 0.89%), 04/22/27 (c)	1,265	1,268
5.04%, 01/23/28	1,170	1,183
4.98%, 07/22/28	1,175	1,193
5.10%, 04/22/31	1,280	1,322
Lloyds Banking Group PLC
5.46%, 01/05/28 (b)	1,175	1,191
LPL Holdings, Inc.
5.70%, 05/20/27	1,940	1,977
4.63%, 11/15/27 (a)	315	314
4.90%, 04/03/28	695	703
6.75%, 11/17/28	600	640
Manufacturers and Traders Trust Company
4.76%, 07/06/28	1,235	1,247
Mercedes-Benz Finance North America LLC
4.80%, 01/11/27 (a)	3,660	3,694
Morgan Stanley
6.14%, 10/16/26	1,925	1,926
4.99%, 04/12/29	1,635	1,667
Nasdaq, Inc.
5.35%, 06/28/28 (f)	573	591
National Rural Utilities Cooperative Finance Corporation
5.10%, 05/06/27	884	898
Northern Trust Corporation
3.95%, 10/30/25	1,085	1,085
PT Bank Mandiri (Persero) Tbk
5.50%, 04/04/26 (e)	1,710	1,723
Reinsurance Group of America, Incorporated
3.95%, 09/15/26	1,264	1,263
RGA Global Funding
4.35%, 08/25/28 (a)	1,775	1,777
Sammons Financial Group, Inc.
5.05%, 01/10/28 (a)	795	808
Santander Holdings USA, Inc.
6.12%, 05/31/27	240	243
2.49%, 01/06/28	1,360	1,327

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Santander UK Group Holdings PLC
1.67%, 06/14/27 (b)	615	603
4.32%, 09/22/29	790	788
Societe Generale
5.52%, 01/19/28 (a)	1,250	1,267
5.25%, 05/22/29 (a)	1,260	1,277
Standard Chartered PLC
4.30%, 02/19/27 (a) (b)	788	787
5.69%, 05/14/28 (a)	1,180	1,205
The PNC Financial Services Group, Inc.
4.76%, 01/26/27	1,860	1,862
The Western Union Company
1.35%, 03/15/26 (f)	3,993	3,940
Toyota Motor Credit Corporation
4.05%, 09/05/28	1,935	1,939
U.S. Bancorp
5.73%, 10/21/26	1,140	1,141
4.55%, 07/22/28	1,815	1,829
UBS Group AG
1.49%, 08/10/27 (a) (b)	905	882
6.33%, 12/22/27 (a)	1,305	1,338
Volkswagen Group of America Finance, LLC
5.70%, 09/12/26 (a)	1,355	1,373
6.00%, 11/16/26 (a)	1,195	1,216
4.85%, 08/15/27 (a)	2,020	2,038
4.45%, 09/11/27 (a)	325	326
5.05%, 03/27/28 (a)	885	896
Wells Fargo & Company
4.90%, 01/24/28	2,090	2,109
4.97%, 04/23/29	4,465	4,549
		153,517
Health Care 4.2%
Becton, Dickinson and Company
4.69%, 02/13/28	3,035	3,073
Cardinal Health, Inc.
4.50%, 09/15/30	865	868
Cencora, Inc.
3.45%, 12/15/27	342	337
4.63%, 12/15/27	955	966
4.85%, 12/15/29	510	520
Centene Corporation
4.63%, 12/15/29	4,155	4,049
CVS Health Corporation
5.00%, 02/20/26	3,079	3,087
2.88%, 06/01/26	1,201	1,191
3.00%, 08/15/26	890	881
1.30%, 08/21/27	3,190	3,021
4.30%, 03/25/28	980	980
EMD Finance LLC
4.13%, 08/15/28 (a)	2,855	2,855
HCA Inc.
5.88%, 02/15/26	1,230	1,238
3.13%, 03/15/27	2,280	2,248
5.63%, 09/01/28	1,840	1,898
Health Care Service Corporation, A Mutual Legal Reserve Company
5.20%, 06/15/29 (a)	875	899
Humana Inc.
5.75%, 03/01/28 - 12/01/28	2,202	2,286
Icon Investments Six Designated Activity Company
5.81%, 05/08/27	2,440	2,491
IQVIA Inc.
6.25%, 02/01/29	810	853
Mars, Incorporated
4.60%, 03/01/28 (a)	1,565	1,584
4.55%, 04/20/28 (a)	2,555	2,587
Mylan II B.V.
3.95%, 06/15/26	2,258	2,248
PeaceHealth
1.38%, 11/15/25	470	468
Solventum Corporation
5.45%, 02/25/27	897	912
Thermo Fisher Scientific Inc.
1.75%, 10/15/28	1,100	1,030
Viatris Inc.
2.30%, 06/22/27	1,353	1,302
Zoetis Inc.
3.00%, 09/12/27	1,769	1,737
		45,609
Energy 4.0%
BP Capital Markets America Inc.
4.23%, 11/06/28	892	896
BP Capital Markets P.L.C.
3.72%, 11/28/28	1,305	1,292
Canadian Natural Resources Limited
3.85%, 06/01/27	1,243	1,236
Cheniere Corpus Christi Holdings, LLC
5.13%, 06/30/27	1,518	1,535
Cheniere Energy, Inc.
4.63%, 10/15/28	46	46
Columbia Pipelines Holding Company LLC
6.06%, 08/15/26 (a)	290	294
Diamondback Energy, Inc.
5.20%, 04/18/27	1,270	1,289
Enbridge Inc.
5.90%, 11/15/26	730	743
4.60%, 06/20/28	505	511
6.00%, 11/15/28	600	631
Energy Transfer LP
6.05%, 12/01/26	2,770	2,822
5.25%, 07/01/29	960	988
EQT Corporation
3.13%, 05/15/26 (a)	480	475
Gray Oak Pipeline, LLC
2.60%, 10/15/25 (a)	940	939
HF Sinclair Corporation
5.75%, 01/15/31	1,270	1,315
Kinder Morgan, Inc.
5.15%, 06/01/30	1,330	1,372
MPLX LP
4.80%, 02/15/31	4,155	4,177
Occidental Petroleum Corporation
5.00%, 08/01/27	494	500
5.20%, 08/01/29	680	691
ONEOK, Inc.
4.85%, 07/15/26	2,657	2,666
5.55%, 11/01/26	1,325	1,342
4.25%, 09/24/27	2,280	2,285
Sabine Pass Liquefaction, LLC
5.88%, 06/30/26	924	926
4.20%, 03/15/28	468	467
Schlumberger Holdings Corporation
3.90%, 05/17/28 (a)	2,067	2,058
Schlumberger Investment S.A.
4.50%, 05/15/28	1,135	1,143
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27	1,595	1,610
Targa Resources Corp.
5.20%, 07/01/27	510	518
Tengizchevroil Finance Company S.a r.l.
4.00%, 08/15/26 (e)	2,240	2,227
Valero Energy Corporation
5.15%, 02/15/30	515	530
Williams Companies, Inc., The
5.40%, 03/02/26	3,205	3,219
4.80%, 11/15/29	980	997
4.63%, 06/30/30	1,550	1,563
Woodside Finance Limited
3.70%, 09/15/26 (a)	657	653
		43,956
Industrials 3.9%
Amrize Finance US LLC
4.70%, 04/07/28 (a)	1,540	1,558
4.95%, 04/07/30 (a)	565	577
BAE Systems PLC
5.00%, 03/26/27 (a)	1,380	1,396
Boeing Company, The
2.20%, 02/04/26 (f)	955	948

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
6.26%, 05/01/27 (f)	2,378	2,446
3.20%, 03/01/29	1,195	1,153
Delta Air Lines, Inc.
4.95%, 07/10/28	1,005	1,017
Element Fleet Management Corp.
5.64%, 03/13/27 (a)	1,090	1,111
5.04%, 03/25/30 (a)	1,045	1,066
FedEx Corporation
3.25%, 04/01/26	2,666	2,653
Fortive Corporation
3.15%, 06/15/26	1,538	1,526
GATX Corporation
3.25%, 09/15/26	820	814
5.40%, 03/15/27	774	785
3.85%, 03/30/27	867	862
Huntington Ingalls Industries, Inc.
5.35%, 01/15/30	445	459
Northrop Grumman Corporation
3.25%, 01/15/28	325	320
Owens Corning
3.40%, 08/15/26	748	742
5.50%, 06/15/27	1,035	1,057
Penske Truck Leasing Co., L.P.
5.75%, 05/24/26 (a)	3,035	3,058
1.70%, 06/15/26 (a)	268	263
3.40%, 11/15/26 (a)	470	465
5.35%, 01/12/27 (a)	690	698
Regal Rexnord Corporation
6.05%, 02/15/26 - 04/15/28 (f)	4,869	4,937
Republic Services, Inc.
0.88%, 11/15/25	863	860
Rolls-Royce PLC
5.75%, 10/15/27 (a)	1,435	1,474
RTX Corporation
6.70%, 08/01/28	981	1,047
7.00%, 11/01/28	927	990
Sydney Airport Finance Company Pty Limited
3.63%, 04/28/26 (a)	326	324
Uber Technologies, Inc.
4.50%, 08/15/29 (a)	2,690	2,679
4.15%, 01/15/31	1,525	1,510
Verisk Analytics, Inc.
4.50%, 08/15/30	1,560	1,565
Waste Management, Inc.
3.88%, 01/15/29	2,290	2,284
		42,644
Utilities 3.5%
AES Corporation, The
1.38%, 01/15/26	2,302	2,284
American Electric Power Company, Inc.
5.20%, 01/15/29	2,110	2,175
Appalachian Power Company
3.30%, 06/01/27	2,528	2,492
Constellation Energy Generation, LLC
5.60%, 03/01/28	1,185	1,225
DTE Energy Company
4.95%, 07/01/27	880	891
4.88%, 06/01/28	1,200	1,221
5.20%, 04/01/30	1,155	1,191
Duke Energy Corporation
4.30%, 03/15/28	789	793
Exelon Corporation
5.15%, 03/15/29	625	643
FirstEnergy Corp.
3.90%, 07/15/27 (d) (f)	1,896	1,885
FirstEnergy Transmission, LLC
4.55%, 01/15/30	450	452
Korea Electric Power Corp
5.38%, 04/06/26 (a)	2,400	2,415
Korea Hydro & Nuclear Power Co., Ltd
1.25%, 04/27/26 (a)	1,419	1,395
4.25%, 07/27/27 (a)	1,120	1,123
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/27	2,270	2,208
4.69%, 09/01/27 (d)	370	374
Niagara Mohawk Power Corporation
4.65%, 10/03/30 (a)	970	975
NiSource Inc.
5.25%, 03/30/28	515	528
NRG Energy, Inc.
2.00%, 12/02/25 (a)	755	752
PG&E Corporation
3.30%, 03/15/27 - 12/01/27	837	821
5.45%, 06/15/27	195	198
5.00%, 06/04/28	995	1,008
Public Service Enterprise Group Incorporated
4.90%, 03/15/30	1,930	1,973
Sempra
5.40%, 08/01/26	1,090	1,100
Southern California Gas Company
2.95%, 04/15/27	1,625	1,600
Southern Company Gas Capital Corporation
4.05%, 09/15/28	1,000	999
Southern Power Company
4.25%, 10/01/30	500	497
Tenaga Nasional Berhad
7.50%, 11/01/25 (e)	2,800	2,807
The Southern Company
5.11%, 08/01/27 (d)	1,035	1,054
Trans-Allegheny Interstate Line Company
5.00%, 01/15/31 (a)	290	297
Vistra Operations Company LLC
5.05%, 12/30/26 (a)	908	915
		38,291
Information Technology 3.0%
Atlassian Corporation
5.25%, 05/15/29	645	663
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (a)	2,780	2,726
4.00%, 07/01/29 (a)	300	292
Dell International L.L.C.
4.75%, 04/01/28	1,515	1,537
Fortinet, Inc.
1.00%, 03/15/26	1,965	1,934
Foundry JV Holdco LLC
5.90%, 01/25/30 (a)	505	532
5.50%, 01/25/31 (a)	535	556
Intel Corporation
3.15%, 05/11/27	525	517
3.75%, 08/05/27	950	943
4.88%, 02/10/28	324	329
4.00%, 08/05/29	1,045	1,034
International Business Machines Corporation
4.65%, 02/10/28	3,859	3,915
Keysight Technologies, Inc.
5.35%, 07/30/30	1,080	1,123
Marvell Technology, Inc.
1.65%, 04/15/26	725	714
4.88%, 06/22/28	2,200	2,234
4.75%, 07/15/30	450	456
Micron Technology, Inc.
5.38%, 04/15/28	3,020	3,113
NXP B.V.
3.88%, 06/18/26	1,345	1,343
3.15%, 05/01/27	305	300
4.40%, 06/01/27	295	296
4.30%, 08/19/28 - 06/18/29	1,845	1,844
Oracle Corporation
4.45%, 09/26/30	1,990	1,989
Synopsys, Inc.
4.65%, 04/01/28	2,900	2,932
Workday, Inc.
3.50%, 04/01/27	975	966
		32,288
Consumer Staples 3.0%
Altria Group, Inc.
2.63%, 09/16/26	1,251	1,235

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
B.A.T. International Finance P.L.C.
1.67%, 03/25/26	1,775	1,753
4.45%, 03/16/28	3,255	3,274
Bacardi Limited
4.70%, 05/15/28 (a)	2,022	2,038
Bunge Limited Finance Corp.
2.00%, 04/21/26	375	371
4.90%, 04/21/27	2,015	2,034
Coca-Cola Europacific Partners PLC
1.50%, 01/15/27 (a)	290	280
CSL Finance PLC
3.85%, 04/27/27 (a)	730	727
Dollar General Corporation
4.63%, 11/01/27	910	917
4.13%, 05/01/28	1,874	1,867
5.20%, 07/05/28	1,088	1,114
ERAC USA Finance LLC
4.60%, 05/01/28 (a)	2,440	2,471
5.00%, 02/15/29 (a)	875	897
Heineken N.V.
3.50%, 01/29/28 (a)	5,862	5,794
Imperial Brands Finance PLC
6.13%, 07/27/27 (a)	1,540	1,589
4.50%, 06/30/28 (a)	1,195	1,203
Japan Tobacco Inc.
4.85%, 05/15/28 (a)	2,490	2,533
Kroger Co., The
3.70%, 08/01/27	293	291
KT&G Corporation
5.00%, 05/02/28 (e)	1,260	1,282
Philip Morris International Inc.
5.13%, 11/17/27	457	467
		32,137
Consumer Discretionary 2.6%
AutoZone, Inc.
5.13%, 06/15/30	1,230	1,270
BMW US Capital, LLC
4.60%, 08/13/27 (a)	2,875	2,901
Ck Hutchison International 25 Ltd.
4.25%, 09/26/30 (a)	1,610	1,605
Darden Restaurants, Inc.
4.35%, 10/15/27	1,620	1,626
Hyundai Capital America
6.25%, 11/03/25 (a)	820	822
5.50%, 03/30/26 (a)	885	891
5.25%, 01/08/27 (a)	620	627
4.85%, 03/25/27 (a)	1,080	1,088
4.88%, 06/23/27 (a)	1,130	1,140
5.00%, 01/07/28 (a)	1,340	1,359
5.60%, 03/30/28 (a)	1,180	1,214
Lowe`s Companies, Inc.
3.35%, 04/01/27	680	673
4.00%, 10/15/28	680	679
Marriott International, Inc.
3.13%, 06/15/26	2,125	2,109
Mattel, Inc.
3.38%, 04/01/26 (a)	1,914	1,903
O'Reilly Automotive, Inc.
5.75%, 11/20/26	3,362	3,420
4.35%, 06/01/28	1,102	1,109
Ross Stores, Inc.
0.88%, 04/15/26	2,130	2,091
Starbucks Corporation
2.00%, 03/12/27	450	437
4.00%, 11/15/28	1,168	1,166
		28,130
Communication Services 1.7%
AT&T Inc.
4.10%, 02/15/28	780	779
Comcast Corporation
4.15%, 10/15/28	660	662
Cox Communications, Inc.
3.35%, 09/15/26 (a)	665	660
3.50%, 08/15/27 (a)	860	849
KT Corporation
4.13%, 02/02/28 (a)	350	350
NBN Co Limited
1.45%, 05/05/26 (a)	3,665	3,607
NTT Finance Corporation
4.62%, 07/16/28 (a)	1,035	1,045
Omnicom Group Inc.
3.60%, 04/15/26	495	493
Rogers Communications Inc.
3.20%, 03/15/27	2,250	2,218
5.00%, 02/15/29	2,780	2,833
Take-Two Interactive Software, Inc.
5.00%, 03/28/26	1,910	1,917
T-Mobile USA, Inc.
2.63%, 04/15/26	955	947
Verizon Communications Inc.
2.10%, 03/22/28	2,398	2,288
		18,648
Materials 1.5%
Celanese US Holdings LLC
1.40%, 08/05/26	1,260	1,220
6.67%, 07/15/27 (d) (f)	785	805
Corporacion Nacional del Cobre de Chile
3.63%, 08/01/27 (e)	421	415
3.00%, 09/30/29 (e)	2,570	2,430
EQUATE Petrochemical
2.63%, 04/28/28 (e)	2,350	2,242
FMC Corporation
3.45%, 10/01/29	1,217	1,150
Freeport-McMoRan Inc.
5.25%, 09/01/29	327	331
LYB International Finance III, LLC
1.25%, 10/01/25	1,417	1,417
Nutrien Ltd.
4.90%, 03/27/28	980	997
POSCO Holdings Inc.
5.63%, 01/17/26 (a)	1,315	1,320
Saudi Arabian Mining Company
5.25%, 02/13/30 (e)	615	635
5.25%, 02/13/30 (a)	2,000	2,068
Sherwin-Williams Company, The
4.55%, 03/01/28	1,305	1,318
		16,348
Real Estate 1.4%
American Tower Corporation
1.60%, 04/15/26	2,927	2,895
3.55%, 07/15/27	1,188	1,177
CBRE Services, Inc.
4.80%, 06/15/30	595	604
Crown Castle Inc.
1.05%, 07/15/26	2,800	2,731
2.90%, 03/15/27	2,205	2,162
5.00%, 01/11/28	850	862
4.80%, 09/01/28	1,125	1,141
4.30%, 02/15/29	230	229
5.60%, 06/01/29	930	966
Extra Space Storage LP
3.88%, 12/15/27	710	705
ProLogis, L.P.
3.88%, 09/15/28	535	533
Realty Income Corporation
5.05%, 01/13/26	645	646
		14,651
Total Corporate Bonds And Notes (cost $461,386)		466,219
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 28.0%
Affirm Master Trust
Series 2025-A-2A, REMIC, 4.67%, 07/15/33	940	947
Series 2025-B-2A, REMIC, 5.06%, 07/15/33	990	998
ALEN 2021-ACEN Mortgage Trust
Series 2021-A-ACEN, REMIC, 5.42%, (1 Month Term SOFR + 1.26%), 04/15/26 (c)	685	664
Alinea CLO 2018-1 Ltd
Series 2018-AR-1A, 5.17%, (3 Month Term SOFR + 0.90%), 07/21/31 (c)	275	275

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Series 2018-BR-1A, 5.42%, (3 Month Term SOFR + 1.15%), 07/21/31 (c)	250	249
Ally Auto Receivables Trust 2023-A
Series 2023-B-A, 6.01%, 12/15/25	63	63
Series 2023-C-A, 6.08%, 12/15/26	519	526
Ally Bank
Series 2024-C-A, 6.02%, 02/15/28	152	153
Series 2024-A2-B, 4.97%, 09/15/32	247	249
Series 2024-C-B, 5.22%, 09/15/32	270	271
American Airlines, Inc.
Series 2017-B-2B, 3.70%, 10/15/25	598	596
AmeriCredit Automobile Receivables Trust 2022-1
Series 2022-D-1, 3.23%, 02/18/28	1,465	1,450
Americredit Automobile Receivables Trust 2023-1
Series 2023-C-1, 5.80%, 12/18/28	1,195	1,218
Amur Equipment Finance Receivables X LLC
Series 2022-C-1A, 2.37%, 04/20/28	550	549
Series 2022-E-1A, 5.02%, 12/20/28	770	770
Angel Oak Mortgage Trust 2021-1
Series 2021-A1-1, REMIC, 0.91%, 01/25/66 (c)	921	819
Angel Oak Mortgage Trust 2025-5
Series 2025-A1-5, REMIC, 5.57%, 04/25/70 (d)	2,885	2,915
Anthelion CLO 2025-1 Ltd
Series 2025-A1-1A, REMIC, 5.81%, (3 Month Term SOFR + 1.50%), 07/21/36 (c)	1,650	1,652
Arby's Funding, LLC
Series 2020-A2-1A, 3.24%, 07/30/27 (d)	2,955	2,856
ARI Fleet Lease Trust 2024-B
Series 2024-A2-B, 5.54%, 02/16/27	857	865
Auxilior Term Funding 2023-1, LLC
Series 2023-A2-1A, 6.18%, 12/16/30	684	687
Series 2023-D-1A, 7.27%, 12/16/30	1,040	1,089
Auxilior Term Funding 2024-1, LLC
Series 2024-A3-1A, 5.49%, 07/15/31	715	726
Avis Budget Rental Car Funding (AESOP) LLC
Series 2022-C-5A, 6.24%, 04/20/26	525	527
Series 2023-C-2A, 6.18%, 10/20/26	370	374
Series 2025-B-3A, 4.46%, 02/20/29	260	260
Series 2025-C-3A, 4.95%, 02/20/29	100	100
Balboa Bay Loan Funding 2023-1 Ltd
Series 2023-ARR-1A, 5.49%, (3 Month Term SOFR + 1.16%), 04/21/36 (c)	545	547
Bank 2024-BNK47
Series 2024-A1-BNK47, REMIC, 5.52%, 05/17/29	240	244
Bank5 2024-5Yr11
Series 2024-AS-5YR11, REMIC, 6.14%, 11/19/29	925	962
Bank5 2024-5YR12
Series 2024-AS-5YR12, REMIC, 6.12%, 12/15/29 (c)	650	676
Series 2024-A3-5YR12, REMIC, 5.90%, 12/17/57 (c)	1,535	1,613
Bank5 2024-5YR9
Series 2024-A1-5YR9, REMIC, 4.89%, 06/15/29	1,106	1,120
Battalion CLO XII Ltd
Series 2018-BRR-12A, 5.39%, (3 Month Term SOFR + 1.20%), 05/19/31 (c)	1,335	1,330
Series 2018-CRR-12A, 5.74%, (3 Month Term SOFR + 1.55%), 05/19/31 (c)	1,445	1,443
Battalion CLO XV Ltd
Series 2020-A1RR-15A, 5.30%, (3 Month Term SOFR + 0.98%), 01/17/33 (c)	4,102	4,102
Series 2020-CR-15A, 6.22%, (3 Month Term SOFR + 1.90%), 01/17/33 (c)	965	961
Battalion CLO XXI Ltd.
Series 2021-BR-21A, REMIC, 6.02%, (3 Month Term SOFR + 1.70%), 07/17/34 (c)	830	830
Bayview Opportunity Master Fund VII 2024-CAR1, LLC
Series 2024-A-CAR1, 5.46%, (SOFR 30-Day Average + 1.10%), 12/26/31 (c)	373	374
Bayview Opportunity Master Fund VII 2025-EDU1 LLC
Series 2025-A-EDU1, REMIC, 5.63%, (SOFR 30-Day Average + 1.30%), 07/27/48 (c) (g)	505	505
Series 2025-B-EDU1, REMIC, 6.03%, (SOFR 30-Day Average + 1.70%), 07/27/48 (c) (g)	1,320	1,320
Benchmark 2024-V11 Mortgage Trust
Series 2024-AM-V11, REMIC, 6.20%, 11/19/29	785	821
Benchmark 2024-V8 Mortgage Trust
Series 2024-A1-V8, REMIC, 5.51%, 04/16/29 (c)	558	567
Benchmark 2025-B41 Mortgage Trust
Series 2025-A1-B41, REMIC, 4.40%, 08/16/30	214	214
BFLD Commercial Mortgage Trust 2025-5MW
Series 2025-C-5MW, REMIC, 5.45%, 10/10/30 (c)	425	423
BINOM Securitization Trust 2021-INV1
Series 2021-A2-INV1, REMIC, 2.37%, 06/25/56 (c)	499	456
Series 2021-A3-INV1, REMIC, 2.63%, 06/25/56 (c)	512	469
Blue Owl Asset Leasing Trust 2024-1 LLC
Series 2024-A2-1A, 5.05%, 03/15/29	794	795
Series 2024-B-1A, 5.41%, 03/15/30	325	328
BlueMountain CLO 2016-3 Ltd
Series 2016-A1R2-3A, 5.15%, (3 Month Term SOFR + 0.94%), 11/15/30 (c)	1,124	1,125
BlueMountain CLO 2018-3 Ltd
Series 2018-A1R-3A, 5.51%, (3 Month Term SOFR + 1.19%), 10/25/30 (c)	783	784
BMO 2024-5C4 Mortgage Trust
Series 2024-A3-5C4, REMIC, 6.53%, 04/17/29	1,540	1,639
BPR Trust 2021-TY
Series 2021-B-TY, REMIC, 5.42%, (1 Month Term SOFR + 1.26%), 09/15/38 (c)	1,855	1,848
BRE Grand Islander Timeshare Issuer 2019-A LLC
Series 2019-A-A, 3.28%, 09/26/33	362	358
BX Commercial Mortgage Trust 2024-GPA3
Series 2024-B-GPA3, REMIC, 5.79%, (1 Month Term SOFR + 1.64%), 12/15/26 (c)	829	831
BX Commercial Mortgage Trust 2024-MDHS
Series 2024-A-MDHS, REMIC, 5.79%, (1 Month Term SOFR + 1.64%), 05/15/29 (c)	1,179	1,180
Series 2024-B-MDHS, REMIC, 5.99%, (1 Month Term SOFR + 1.84%), 05/15/29 (c)	1,152	1,153
BX Commercial Mortgage Trust 2024-SLCT
Series 2024-B-SLCT, REMIC, 5.94%, (1 Month Term SOFR + 1.79%), 01/15/27 (c)	545	545
Series 2024-C-SLCT, REMIC, 6.54%, (1 Month Term SOFR + 2.39%), 01/15/27 (c)	1,430	1,431
CarMax Auto Owner Trust 2023-2
Series 2023-C-2, 5.57%, 11/15/28	2,330	2,365
Series 2023-D-2, 6.55%, 10/15/29	1,570	1,616
CarMax Auto Owner Trust 2023-3
Series 2023-C-3, 5.61%, 02/15/29	1,505	1,534
Series 2023-D-3, 6.44%, 12/16/30	820	843
CarMax Auto Owner Trust 2024-1
Series 2024-C-1, 5.47%, 12/15/27	905	918
CarMax Auto Owner Trust 2024-2
Series 2024-D-2, 6.42%, 10/15/30	100	103
CarMax Auto Owner Trust 2024-3
Series 2024-D-3, 5.67%, 01/15/31	375	378
CarMax Select Receivables Trust 2024-A
Series 2024-B-A, 5.35%, 08/16/27	405	412
Series 2024-C-A, 5.62%, 03/15/28	1,700	1,726
Carvana Auto Receivables Trust 2022-N1
Series 2022-C-N1, 3.32%, 02/10/27	51	50
Carvana Auto Receivables Trust 2024-N2
Series 2024-B-N2, 5.67%, 03/10/27	1,215	1,233
CENT 2025-CITY
Series 2025-A-CITY, REMIC, 5.09%, (1 Month Term SOFR + 5.09%), 07/12/30 (c)	1,275	1,284
Chenango Park CLO Ltd
Series 2018-A2R-1A, 5.77%, (3 Month Term SOFR + 1.45%), 04/15/30 (c)	870	870
Series 2018-BR-1A, 6.12%, (3 Month Term SOFR + 1.80%), 04/15/30 (c)	1,825	1,827
CIFC Funding 2016-I, Ltd.
Series 2016-AR3-1A, 5.33%, (3 Month Term SOFR + 1.00%), 10/21/31 (c)	2,144	2,140

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Series 2016-D1R3-1A, 6.63%, (3 Month Term SOFR + 2.30%), 10/21/31 (c)	895	896
CIM Trust 2022-R3
Series 2022-A1-R3, REMIC, 4.50%, 03/25/62	2,645	2,604
Citigroup Mortgage Loan Trust
Series 2020-A3-EXP2, REMIC, 2.50%, 11/25/38	977	825
Clover CLO 2019-1 Ltd
Series 2019-ARR-1A, 5.33%, (3 Month Term SOFR + 1.00%), 04/18/35 (c)	2,300	2,303
COLT 2020-3 Mortgage Loan Trust
Series 2020-A1-3, REMIC, 1.51%, 04/27/65	20	20
Series 2020-B2-3, REMIC, 5.67%, 04/27/65 (c)	1,595	1,591
COLT 2024-6 Mortgage Loan Trust
Series 2024-A2-6, REMIC, 5.64%, 11/25/69 (d)	1,505	1,513
COLT 2024-INV4 Mortgage Loan Trust
Series 2024-A3-INV4, REMIC, 6.11%, 11/25/69 (d)	1,460	1,475
COLT 2025-10 Mortgage Loan Trust
Series 2025-A1F-10, 0.00%, (1 Month Term SOFR + 1.20%), 10/25/70 (c)	1,715	1,715
COLT 2025-4 Mortgage Loan Trust
Series 2025-A1-4, REMIC, 5.79%, 04/25/70 (d)	676	687
COLT 2025-INV2 Mortgage Loan Trust
Series 2025-A1-INV2, REMIC, 5.60%, 02/25/70 (d)	1,152	1,167
COLT Funding LLC
Series 2021-A2-1, REMIC, 1.17%, 06/25/66 (c)	774	690
COMM 2014-CCRE15 Mortgage Trust
Series 2014-B-CR15, REMIC, 3.91%, 02/12/47 (c)	963	927
COMM 2014-CCRE19 Mortgage Trust
Series 2014-D-CR19, REMIC, 4.42%, 08/12/47 (c)	24	23
Crown Communication Inc.
Series 2018-C-2, 4.24%, 07/15/28	690	682
CyrusOne Data Centers Issuer I LLC
Series 2024-A2-2A, 4.50%, 05/20/29	2,080	2,044
Deephaven Residential Mortgage Trust 2021-1
Series 2021-A2-1, 0.97%, 05/25/65	132	127
Deephaven Residential Mortgage Trust 2021-2
Series 2021-A3-2, REMIC, 1.26%, 04/25/66 (c)	365	327
Dell Equipment Finance Trust 2023-3
Series 2023-D-3, 6.75%, 06/22/26	180	182
Dell Equipment Finance Trust 2024-1
Series 2024-D-1, 6.12%, 12/22/26	300	304
Dell Equipment Finance Trust 2024-2
Series 2024-B-2, 4.82%, 08/22/30	155	156
Series 2024-D-2, 5.29%, 02/24/31	360	362
Dell Equipment Finance Trust 2025-1
Series 2025-C-1, 5.25%, 12/22/27	110	111
DLLST 2024-1 LLC
Series 2024-A3-1A, 5.05%, 10/21/26	412	413
Series 2024-A4-1A, 4.93%, 03/22/27	120	121
Driven Brands Funding, LLC
Series 2019-A2-1A, 4.64%, 04/22/26	1,063	1,063
Series 2019-A2-2A, 3.98%, 10/20/26	598	594
Dryden 86 CLO, Ltd.
Series 2020-A1R2-86A, 5.45%, (3 Month Term SOFR + 1.13%), 07/17/34 (c)	2,755	2,762
EFMT 2024-INV2
Series 2024-A1-INV2, REMIC, 5.03%, 10/25/69 (c)	1,258	1,260
Series 2024-A2-INV2, REMIC, 5.29%, 10/25/69 (c)	710	710
EFMT 2025-INV2
Series 2025-A1-INV2, REMIC, 5.39%, 05/25/70 (d)	553	557
EFMT 2025-INV4
Series 2025-A1F-INV4, REMIC, 5.53%, 10/25/70 (c)	540	540
Elara HGV Timeshare Issuer 2019-A, LLC
Series 2019-A-A, 2.61%, 01/25/34	249	246
Elara HGV Timeshare Issuer 2023-A, LLC
Series 2023-A-A, 6.16%, 11/25/30	322	333
Series 2023-C-A, 7.30%, 11/25/30	439	454
Ellington Financial Mortgage Trust 2019-2
Series 2019-A3-2, REMIC, 3.05%, 11/25/59 (c)	109	105
Ellington Financial Mortgage Trust 2021-3
Series 2021-A3-3, REMIC, 1.55%, 09/25/66	502	420
Enterprise Fleet Financing 2024-3, LLC
Series 2024-A4-3, 5.06%, 04/20/29	300	307
Exeter Automobile Receivables Trust 2022-4
Series 2022-D-4A, 5.98%, 12/15/25	1,365	1,376
Exeter Automobile Receivables Trust 2022-5
Series 2022-C-5A, 6.51%, 12/15/27	887	888
Exeter Automobile Receivables Trust 2023-1
Series 2023-D-1A, 6.69%, 06/15/29	180	183
Exeter Automobile Receivables Trust 2025-4
Series 2025-B-4A, 4.40%, 02/15/28	375	376
Series 2025-C-4A, 4.57%, 10/16/28	1,320	1,325
Exeter Select Automobile Receivables Trust 2025-1
Series 2025-B-1, 4.87%, 08/15/28	775	782
Exeter Select Automobile Receivables Trust 2025-2
Series 2025-C-2, 4.91%, 09/15/29	795	800
Series 2025-B-2, 4.63%, 11/17/31	385	387
Extended Stay America, Inc.
Series 2025-C-ESH, 0.00%, 10/15/30 (c)	630	632
Finance of America HECM Buyout 2024-HB1
Series 2024-A1A-HB1, 4.00%, 10/25/34	1,268	1,264
Flagstar Mortgage Trust 2019-1INV
Series 2019-A13-1INV, REMIC, 3.50%, 01/25/40 (c)	224	201
Flagstar Mortgage Trust 2020-1INV
Series 2020-A11-1INV, REMIC, 5.29%, (1 Month Term SOFR + 0.96%), 08/25/41 (c)	338	326
Ford Credit Auto Owner Trust 2020-REV2
Series 2020-C-2, 1.74%, 10/15/25	1,405	1,403
Ford Credit Auto Owner Trust 2023-B
Series 2023-C-B, 6.43%, 05/15/26	895	903
Ford Credit Floorplan Master Owner Trust A
Series 2023-B-1, 5.31%, 05/15/26	435	437
Series 2023-C-1, 5.75%, 05/15/26	995	1,001
Series 2023-D-1, 6.62%, 05/15/26	1,200	1,212
Series 2024-B-1, 5.48%, 04/15/27	840	859
Fortress Credit Bsl VII Ltd
Series 2019-A2R-1A, 5.72%, (3 Month Term SOFR + 1.40%), 07/23/32 (c)	1,320	1,318
Series 2019-BR-1A, 5.97%, (3 Month Term SOFR + 1.65%), 07/23/32 (c)	1,690	1,690
Fortress Credit BSL VIII Ltd
Series 2019-A1AR-2A, 5.38%, (3 Month Term SOFR + 1.05%), 10/20/32 (c)	1,372	1,371
Series 2019-A2R-2A, 5.73%, (3 Month Term SOFR + 1.40%), 10/20/32 (c)	3,275	3,269
Fortress Credit BSL XV Limited
Series 2022-AR-2A, 5.73%, (3 Month Term SOFR + 1.40%), 10/18/33 (c)	2,195	2,195
Fortress Credit BSL XVIII Ltd
Series 2023-A1R-1A, 5.89%, (3 Month Term SOFR + 1.57%), 04/23/36 (c)	395	396
Frontier Issuer LLC
Series 2024-A2-1, 6.19%, 05/20/31	285	292
Galton Funding Mortgage Trust 2018-1
Series 2018-A33-1, REMIC, 3.50%, 02/25/33 (c)	92	84
Galton Funding Mortgage Trust 2019-1
Series 2019-A32-1, REMIC, 4.00%, 12/25/32 (c)	45	43
Series 2019-A21-1, REMIC, 4.50%, 12/25/32 (c)	90	88
Galton Funding Mortgage Trust 2019-H1
Series 2019-M1-H1, REMIC, 3.34%, 10/25/59	805	773
Galton Funding Mortgage Trust 2020-H1
Series 2020-M1-H1, REMIC, 2.83%, 01/25/60 (c)	1,170	1,000
GCAT 2025-NQM1 Trust
Series 2025-A1-NQM1, REMIC, 5.37%, 11/25/69 (d)	881	889
GM Financial Consumer Automobile Receivables Trust 2023-1
Series 2023-B-1, 5.03%, 09/18/28	805	812

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Golub Capital Partners Static 2024-1 Ltd
Series 2024-BR-1A, 5.83%, (3 Month Term SOFR + 1.50%), 07/20/35 (c)	4,300	4,300
GoTo Foods Funding LLC
Series 2017-A2II-1A, 5.09%, 04/30/27	2,753	2,742
GS Mortgage-Backed Securities Trust 2014-EB1
Series 2014-2A1-EB1A, REMIC, 6.04%, 07/25/44 (c)	11	11
Hardee's Funding LLC
Series 2020-A2-1A, 3.98%, 12/20/27	1,957	1,885
Series 2021-A2-1A, 2.87%, 06/20/28	857	795
Series 2018-A23-1A, 5.71%, 06/20/28	916	913
HILT Commercial Mortgage Trust 2024-ORL
Series 2024-B-ORL, REMIC, 6.09%, (1 Month Term SOFR + 1.94%), 05/15/26 (c)	1,470	1,472
Hilton Grand Vacations Trust 2020-A
Series 2020-A-AA, 2.74%, 02/25/39	313	307
Hilton Grand Vacations Trust 2022-1D
Series 2022-A-1D, 3.61%, 06/20/34	200	198
Hilton Grand Vacations Trust 2025-1
Series 2025-A-1A, 4.88%, 10/25/31	567	571
Series 2025-B-1A, 5.18%, 05/27/42	970	985
Homes 2025-NQM2 Trust
Series 2025-A1-NQM2, REMIC, 5.43%, 02/25/70 (d)	726	733
HOMES 2025-NQM4 Trust
Series 2025-A1-NQM4, REMIC, 5.22%, 08/25/70 (d)	985	990
HPEFS Equipment Trust 2023-1
Series 2023-B-1A, 5.73%, 04/20/28	571	572
HPEFS Equipment Trust 2023-2
Series 2023-C-2A, 6.48%, 03/20/26	400	402
Series 2023-D-2A, 6.97%, 07/20/26	405	410
HPEFS Equipment Trust 2024-1
Series 2024-C-1A, 5.33%, 05/20/31	2,145	2,155
HPEFS Equipment Trust 2024-2
Series 2024-B-2A, 5.35%, 10/20/31	250	253
Series 2024-D-2A, 5.82%, 04/20/32	620	634
Huntington National Bank, The
Series 2024-B1-1, 6.15%, 02/20/28 (a)	1,012	1,027
Series 2025-B-1, 4.96%, 04/20/29	1,467	1,476
Series 2024-B1-2, 5.44%, 10/20/32	1,152	1,164
HYT Commercial Mortgage Trust 2024-RGCY
Series 2024-A-RGCY, REMIC, 5.99%, (1 Month Term SOFR + 1.84%), 09/15/26 (c)	1,395	1,397
Hyundai Auto Lease Securitization Trust 2025-B
Series 2025-A3-B, 4.53%, 08/15/27	595	600
Series 2025-B-B, 4.94%, 10/15/27	1,235	1,247
Imperial Fund Mortgage Trust 2021-NQM2
Series 2021-A3-NQM2, REMIC, 1.52%, 09/25/56 (c)	776	671
Imperial Fund Mortgage Trust 2022-NQM4
Series 2022-A1-NQM4, REMIC, 4.77%, 06/25/67 (c)	2,469	2,519
Invesco CLO 2021-3 Ltd
Series 2021-A1R-3A, 5.07%, (3 Month Term SOFR + 0.00%), 10/22/34 (c)	710	712
J.P. Morgan Mortgage Trust
Series 2020-A13-INV2, REMIC, 3.00%, 03/25/42	352	304
J.P. Morgan Mortgage Trust 2020-INV1
Series 2020-A15-INV1, REMIC, 3.50%, 03/25/43 (c)	231	204
Series 2020-A11-INV1, REMIC, 5.27%, (1 Month Term SOFR + 0.94%), 03/25/43 (c) (h)	153	148
J.P. Morgan Mortgage Trust 2025-DSC1
Series 2025-A1-DSC1, REMIC, 5.58%, 04/25/29 (c)	1,577	1,598
J.P. Morgan Mortgage Trust 2025-DSC2
Series 2025-A1-DSC2, REMIC, 5.20%, 10/25/65 (c)	516	518
Jack in the Box Funding, LLC
Series 2022-A2I-1A, 3.45%, 02/25/27	1,130	1,098
Jersey Mike's Funding, LLC
Series 2021-A2I-1A, 2.89%, 02/15/27	49	49
JPMorgan Chase Bank, National Association
Series 2025-B-1, 4.75%, 04/25/29	900	905
KKR CLO 18 Ltd
Series A1R2-18, 5.07%, (3 Month Term SOFR + 1.05%), 10/18/35 (c)	4,385	4,391
KKR CLO 34 Ltd
Series AR-34A, 5.12%, (3 Month Term SOFR + 1.10%), 07/17/34 (c)	920	920
LSTAR Commercial Mortgage Trust 2017-5
Series 2017-AS-5, REMIC, 4.02%, 01/12/27	1,410	1,361
Madison Park Funding XL, Ltd.
Series AR-13A, 5.47%, (3 Month Term SOFR + 1.15%), 11/21/30 (c)	1,570	1,570
Madison Park Funding XXIII, Ltd
Series 2017-AR-23A, 5.55%, (3 Month Term SOFR + 1.23%), 07/28/31 (c)	1,695	1,697
Series 2017-BR-23A, 6.13%, (3 Month Term SOFR + 1.81%), 07/28/31 (c)	2,005	2,009
Madison Park Funding XXIV Ltd
Series 2016-CR2-24A, 6.38%, (3 Month Term SOFR + 2.05%), 10/20/29 (c)	1,300	1,301
Madison Park Funding XXXI, Ltd.
Series 2019-AR-33A, 5.61%, (3 Month Term SOFR + 1.29%), 10/15/32 (c)	4,123	4,126
Marble Point CLO XIV Ltd
Series 2018-A12R-2A, 5.53%, (3 Month Term SOFR + 1.20%), 01/20/32 (c)	2,898	2,896
Marble Point CLO XV Ltd
Series 2019-A1R2-1A, REMIC, 5.36%, (3 Month Term SOFR + 1.04%), 07/23/32 (c)	1,819	1,816
MARQ Trust 2024-HOU
Series 2024-B-HOU, REMIC, 6.46%, (1 Month Term SOFR + 2.09%), 06/15/26 (c)	1,600	1,596
MED Commercial Mortgage Trust 2024-MOB
Series 2024-A-MOB, REMIC, 5.74%, (1 Month Term SOFR + 1.59%), 04/15/26 (c)	1,520	1,517
MFA 2025-NQM4 Trust
Series 2025-A1F-NQM4, REMIC, 5.54%, (1 Month Term SOFR + 1.20%), 08/25/70 (c)	2,760	2,760
MFA Trust
Series 2021-A1-INV1, REMIC, 0.85%, 01/25/56 (c)	162	158
MMAF Equipment Finance LLC 2021-A
Series 2021-A5-A, 1.19%, 11/13/43	365	355
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2025-A1-C35, REMIC, 4.61%, 08/16/30	178	179
Morgan Stanley Capital I Trust 2014-150E
Series 2014-A-150E, REMIC, 3.91%, 09/13/32	2,710	2,392
MVW 2019-2 LLC
Series 2019-B-2A, REMIC, 2.44%, 10/20/38	129	127
MVW 2020-1 LLC
Series 2020-A-1A, 1.74%, 10/20/37	202	193
Series 2020-B-1A, 2.73%, 10/20/37	359	348
MVW 2023-1 LLC
Series 2023-A-1A, 4.93%, 10/22/40	1,390	1,402
MVW 2023-2 LLC
Series 2023-A-2A, 6.18%, 11/20/40	271	277
Series 2023-B-2A, 6.33%, 11/20/40	182	186
Navient Private Education Loan Trust 2020-A
Series 2020-A2A-A, 2.46%, 11/15/68	552	534
Navient Private Education Loan Trust 2020-C
Series 2020-A2A-CA, 2.15%, 03/15/29	2,155	2,071
Navient Private Education Refi Loan Trust 2019-A
Series 2019-A2A-A, 3.42%, 04/17/28	168	167
Navient Private Education Refi Loan Trust 2019-E
Series 2019-A2A-EA, 2.64%, 09/15/28	452	442
Navient Private Education Refi Loan Trust 2019-G
Series 2019-A-GA, 2.40%, 02/15/29	626	606
Navient Private Education Refi Loan Trust 2020-D
Series 2020-A-DA, 1.69%, 05/15/69	383	363
Navient Private Education Refi Loan Trust 2020-G
Series 2020-A-GA, 1.17%, 09/15/69	256	239
Navient Private Education Refi Loan Trust 2020-H
Series 2020-A-HA, 1.31%, 11/15/27	222	210

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Navistar Financial Dealer Note Master Owner Trust II
Series 2024-B-1, 5.79%, 04/27/26	150	151
Series 2024-C-1, 6.13%, 04/27/26	235	236
Nelnet Student Loan Trust 2021-C
Series 2021-AFX-CA, 1.32%, 04/20/62	892	833
Nelnet, Inc.
Series 2005-A4-4, 4.82%, (SOFR 90-Day Average + 0.44%), 03/22/32 (c)	458	445
Neuberger Berman Loan Advisers CLO 42, Ltd.
Series 2021-AR-43A, 5.37%, (3 Month Term SOFR + 1.05%), 07/17/36 (c)	3,975	3,980
New Residential Mortgage Loan Trust 2025-NQM4
Series 2025-A1-NQM4, REMIC, 5.35%, 07/25/65 (c) (d)	1,596	1,613
Series 2025-A2-NQM4, REMIC, 5.60%, 07/25/65 (d)	789	797
NMEF Funding 2025-A LLC
Series 2025-A2-A, 4.72%, 07/15/32	530	532
OBX 2019-EXP2 Trust
Series 2019-2A2-EXP2, REMIC, 5.47%, (1 Month Term SOFR + 1.31%), 06/25/59 (c)	133	133
OBX 2019-EXP3 Trust
Series 2019-2A1-EXP3, REMIC, 5.17%, (1 Month Term SOFR + 1.01%), 09/25/59 (c)	197	196
OBX 2020-EXP1 Trust
Series 2020-2A1-EXP1, REMIC, 5.19%, (1 Month Term SOFR + 0.86%), 02/25/27 (c) (h)	171	169
Series 2020-2A2-EXP1, REMIC, 5.37%, (1 Month Term SOFR + 1.06%), 01/26/60 (c) (h)	191	189
OBX 2020-EXP2 Trust
Series 2020-A9-EXP2, REMIC, 3.00%, 07/25/36 (c)	152	133
OBX 2020-EXP3 Trust
Series 2020-2A1-EXP3, REMIC, 5.34%, (1 Month Term SOFR + 11.00%), 01/25/60 (c)	416	413
OBX 2025-NQM15 Trust
Series 2025-A1-NQM15, REMIC, 5.14%, 07/25/65 (d)	692	695
Series 2025-A1F-NQM15, REMIC, 5.50%, (SOFR 30-Day Average + 1.15%), 07/25/65 (c) (d) (h)	484	484
Octagon Investment Partners 39 Ltd
Series 2018-AR-3A, 5.48%, (3 Month Term SOFR + 1.15%), 10/21/30 (c)	887	887
Octagon Investment Partners XXI Ltd
Series 2014-AAR4-1A, 4.78%, (3 Month Term SOFR + 0.55%), 02/14/31 (c)	710	710
Series 2014-A2R4-1A, 5.12%, (3 Month Term SOFR + 0.89%), 02/14/31 (c)	2,710	2,709
Series 2014-BR4-1A, 5.32%, (3 Month Term SOFR + 1.09%), 02/14/31 (c)	1,065	1,064
Octane Receivables Trust 2021-1
Series 2022-B-1A, 4.90%, 05/22/28	460	460
Octane Receivables Trust 2023-3
Series 2023-B-3A, 6.48%, 11/20/26	435	442
Series 2023-C-3A, 6.74%, 05/20/27	145	147
Octane Receivables Trust 2024-3
Series 2024-A2-3A, REMIC, 4.94%, 08/20/27	390	391
Series 2024-C-3A, REMIC, 5.51%, 10/20/28	405	412
ONE 2021-PARK Mortgage Trust
Series 2021-B-PARK, REMIC, 5.21%, (1 Month Term SOFR + 1.06%), 03/17/36 (c)	3,445	3,344
Series 2021-C-PARK, REMIC, 5.36%, (1 Month Term SOFR + 1.21%), 03/17/36 (c)	1,840	1,752
OZLM Funding II, Ltd.
Series 2012-AR4-2A, 5.53%, (3 Month Term SOFR + 1.20%), 07/30/37 (c)	2,600	2,601
Series 2012-BR4-2A, 6.08%, (3 Month Term SOFR + 1.75%), 07/30/37 (c)	1,755	1,755
OZLM XXI Ltd
Series 2017-A1R-21A, 5.48%, (3 Month Term SOFR + 1.15%), 01/21/31 (c)	472	472
PEAC Solutions Receivables 2025-1 LLC
Series 2025-A2-1A, 4.94%, 10/20/28	840	843
Series 2025-A3-1A, 5.04%, 07/20/32	680	693
Post Road Equipment Finance 2024-1 LLC
Series 2024-A2-1A, 5.59%, 08/15/26	78	78
Progress Residential 2021-SFR8 Trust
Series 2021-C-SFR8, REMIC, 1.93%, 10/19/26	1,330	1,300
RCKT Mortgage Trust 2024-CES8
Series 2024-A1A-CES8, REMIC, 5.49%, 10/25/44 (d)	1,569	1,579
RCKT Mortgage Trust 2024-CES9
Series 2024-A1A-CES9, REMIC, 5.58%, 12/25/28 (d)	310	312
Rockford Tower CLO 2019-2 Ltd
Series 2019-AR2-2A, 5.33%, (3 Month Term SOFR + 1.13%), 08/20/32 (c)	2,725	2,728
Romark CLO II Ltd
Series 2018-A2R-2A, 5.97%, (3 Month Term SOFR + 1.65%), 07/25/31 (c)	3,225	3,226
Santander Bank, N.A.
Series 2024-B-A, 5.62%, 07/15/28	379	382
Series 2024-C-A, 5.82%, 07/15/28	464	470
Series 2024-B-B, 4.97%, 01/18/33	320	322
Series 2024-C-B, 5.14%, 01/18/33	445	448
Series 2023-A2-B, 5.64%, 12/15/33	188	190
Series 2023-D-B, 6.66%, 12/15/33	612	620
Santander Consumer Auto Receivables Trust 2021-B
Series 2021-C-BA, 3.09%, 03/15/29	561	557
Santander Drive Auto Receivables Trust 2020-4
Series 2020-E-4, 2.85%, 04/17/28	1,498	1,496
Santander Drive Auto Receivables Trust 2021-1
Series 2021-E-1, 2.51%, 11/15/25	2,353	2,344
Santander Drive Auto Receivables Trust 2021-4
Series 2021-E-4, 4.03%, 07/15/26	3,500	3,492
Santander Drive Auto Receivables Trust 2023-1
Series 2023-C-1, 5.09%, 05/15/30	1,370	1,380
Santander Drive Auto Receivables Trust 2025-2
Series 2025-C-2, 4.39%, 10/16/28	600	598
SBA Towers, LLC
Series 2020-2C-1, 1.88%, 01/15/26	730	725
Series 2022-C-1, 6.60%, 01/15/28	1,930	1,976
Series 2024-C-1, 4.83%, 10/15/29	3,270	3,249
Series 2021-C-211, 1.63%, 05/15/51	1,240	1,200
SCF Equipment Leasing 2025-1 LLC
Series 2025-A2-1A, 4.82%, 07/22/30	593	594
Series 2025-A3-1A, 5.11%, 11/21/33	840	858
SDR Commercial Mortgage Trust 2024-DSNY
Series 2024-B-DSNY, REMIC, 5.89%, (1 Month Term SOFR + 1.80%), 05/18/26 (c)	1,210	1,205
SEB Funding LLC
Series 2024-A2-1A, 7.39%, 04/30/29	1,512	1,547
Securitized Term Auto Receivables Trust
Series 2025-B-A, 5.04%, 04/25/28	393	395
Securitized Term Auto Receivables Trust 2025-B
Series 2025-B-B, 4.93%, 09/25/28	309	311
Series 2025-C-B, 5.12%, 09/25/28	125	125
Sequoia Mortgage Capital, Inc.
Series 2018-A19-CH3, REMIC, 4.50%, 08/25/48 (c)	4	4
Sequoia Mortgage Trust 2018-CH2
Series 2018-A21-CH2, REMIC, 4.00%, 09/25/35 (c)	83	77
Series 2018-A3-CH2, REMIC, 4.00%, 09/25/35 (c)	166	154
SFS Auto Receivables Securitization Trust 2024-1
Series 2024-A3-1A, 4.95%, 05/21/29	459	462
Series 2024-C-1A, 5.51%, 01/20/32	170	173
Sierra Timeshare 2025-2 Receivables Funding LLC
Series 2025-B-2A, 4.93%, 04/20/44	586	587
SMB Private Education Loan Trust 2018-B
Series 2018-A2B-B, 4.98%, (1 Month Term SOFR + 0.83%), 03/15/28 (a) (c)	628	626
SMB Private Education Loan Trust 2019-B
Series 2020-A2A-PTB, REMIC, 1.60%, 09/15/54	1,870	1,770
SMB Private Education Loan Trust 2020-B
Series 2020-A1A-BA, REMIC, 1.29%, 07/15/53	272	259

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
SMB Private Education Loan Trust 2021-B
Series 2021-A-B, 1.31%, 07/17/51	1,373	1,291
SMB Private Education Loan Trust 2025-A
Series 2025-A1A-A, 5.13%, 09/15/36	884	899
Sound Point CLO XXI Ltd
Series 2019-BRR-1A, 5.98%, (3 Month Term SOFR + 1.65%), 01/20/32 (c)	325	326
Starwood Mortgage Residential Trust 2019-INV1
Series 2019-A3-INV1, REMIC, 2.92%, 09/25/49 (c)	176	174
Starwood Mortgage Residential Trust 2020-1
Series 2020-A2-1, REMIC, 2.41%, 02/25/50 (c)	518	497
Starwood Mortgage Residential Trust 2021-2
Series 2021-A1-2, REMIC, 0.94%, 05/25/65	321	307
Starwood Mortgage Residential Trust 2021-4
Series 2021-A1-4, REMIC, 1.16%, 08/25/56 (c) (h)	1,792	1,599
Stratus Funding CLO 2025-1 Ltd
Series 2025-B-1A, 5.75%, (3 Month Term SOFR + 1.45%), 07/15/33 (c)	905	905
Symphony CLO XXIII, Ltd.
Series 2020-AR2-23A, 5.22%, (3 Month Term SOFR + 0.90%), 01/17/34 (c)	1,910	1,909
Symphony CLO XXVI, Ltd.
Series 2021-AR-26A, 5.67%, (3 Month Term SOFR + 1.34%), 04/20/33 (c)	974	974
THL Credit Wind River 2015-1 CLO Ltd
Series 2015-A1R3-1A, 5.53%, (3 Month Term SOFR + 1.20%), 10/21/30 (c)	289	289
Towd Point Mortgage Trust 2018-1
Series 2018-A1-1, REMIC, 3.00%, 01/25/58 (c)	48	47
Tricon Residential 2024-SFR2 Trust
Series 2024-A-SFR2, REMIC, 4.75%, 06/20/28	833	839
Series 2024-D-SFR2, REMIC, 6.00%, 06/20/28	1,530	1,558
Trinitas CLO VI Ltd
Series 2017-AR4-6A, 0.00%, (3 Month Term SOFR + 0.00%), 01/25/34 (c)	2,185	2,185
Trinitas CLO VI, Ltd.
Series 2017-ARRR-6A, 5.65%, (3 Month Term SOFR + 1.33%), 01/25/34 (c)	2,195	2,194
Trinitas CLO VII Ltd
Series 2017-A1R2-7A, 5.34%, (3 Month Term SOFR + 1.06%), 01/25/35 (c)	2,760	2,757
TRK 2021-INV1 Trust
Series 2021-A2-INV1, REMIC, 1.41%, 07/25/56 (c)	315	287
U.S. Bank National Association
Series 2023-B-1, 6.79%, 08/25/32	165	167
Verdant Receivables 2023-1 LLC
Series 2023-A2-1A, 6.24%, 06/14/27	757	770
Verdant Receivables 2024-1 LLC
Series 2024-A2-1A, 5.68%, 08/14/28	292	297
Verizon Master Trust
Series 2024-B-6, 4.42%, 08/20/27	1,975	1,983
Verus Securitization Trust 2021-1
Series 2021-A2-1, REMIC, 1.05%, 01/25/66 (c)	349	319
Series 2021-A3-1, REMIC, 1.15%, 01/25/66 (c)	208	191
Verus Securitization Trust 2021-2
Series 2021-A1-2, REMIC, 1.03%, 02/25/66	302	274
Verus Securitization Trust 2021-R2
Series 2021-A1-R2, REMIC, 0.92%, 02/25/64	487	451
Verus Securitization Trust 2023-7
Series 2023-A2-7, REMIC, 7.27%, 10/25/68 (d)	641	652
Verus Securitization Trust 2025-3
Series 2025-A1-3, REMIC, 5.62%, 05/25/70 (d)	608	616
Verus Securitization Trust 2025-7
Series 2025-A1F-7, REMIC, 5.56%, (SOFR 30-Day Average + 1.20%), 08/25/70 (c)	1,248	1,249
Vista Point Securitization Trust 2020-2
Series 2020-A3-2, REMIC, 2.50%, 04/25/65	114	110
Wellfleet CLO 2021-1 Ltd
Series 2021-BR-1A, 5.98%, (3 Month Term SOFR + 1.65%), 04/20/34 (c)	2,180	2,183
Wells Fargo Commercial Mortgage Trust 2025-5C6
Series 2025-A1-5C6, REMIC, 4.31%, 06/15/30	373	372
Wind River 2019-3 CLO Ltd.
Series 2019-BR2-3A, 5.87%, (3 Month Term SOFR + 1.55%), 04/15/31 (c)	1,520	1,522
Series 2019-CR2-3A, 6.32%, (3 Month Term SOFR + 2.00%), 04/15/31 (c)	655	655
Wingspire Equipment Finance 2025-1 LLC
Series 2025-A2-1A, 4.33%, 03/20/28	100	100
Series 2025-C-1A, 4.76%, 08/20/28	100	100
World Omni Auto Receivables Trust 2022-A
Series 2022-C-A, 2.55%, 09/15/28	1,280	1,267
World Omni Select Auto Trust 2021-A
Series 2021-D-A, 1.44%, 11/15/27	815	814
Total Non-U.S. Government Agency Asset-Backed Securities (cost $305,010)		304,135
GOVERNMENT AND AGENCY OBLIGATIONS 26.2%
U.S. Treasury Note 17.2%
Treasury, United States Department of
3.88%, 03/31/27 - 07/31/27	83,415	83,701
3.75%, 04/30/27	2,750	2,754
3.63%, 08/31/27	68,400	68,400
3.88%, 07/15/28 (i)	32,495	32,707
		187,562
Mortgage-Backed Securities 7.0%
Federal Home Loan Mortgage Corporation
6.91%, (1 Year Treasury + 2.25%), 09/01/33 (c)	5	6
7.25%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.75%), 09/01/33 (c)	2	2
6.00%, 09/01/34 - 05/01/55	5,985	6,161
6.71%, (1 Year Treasury + 2.11%), 10/01/34 (c)	4	4
3.00%, 11/01/34 - 06/01/52	1,329	1,181
6.40%, (1 Year Treasury + 2.25%), 11/01/34 (c)	7	7
6.53%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.90%), 11/01/34 (c)	1	1
6.95%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.89%), 11/01/34 (c)	4	4
7.40%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.90%), 11/01/34 (c)	1	1
6.55%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.68%), 01/01/35 (c)	3	3
6.34%, (1 Year Treasury + 2.11%), 02/01/35 (c)	7	8
6.50%, (1 Year Treasury + 2.25%), 02/01/35 (c)	5	5
6.54%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.63%), 02/01/35 (c)	5	5
6.58%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.62%), 02/01/35 (c)	2	2
6.66%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.68%), 02/01/35 (c)	3	3
6.85%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.90%), 02/01/35 (c)	4	4
6.45%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.75%), 06/01/35 (c)	54	55
7.37%, (1 Year Treasury + 2.37%), 09/01/35 (c)	152	155
6.53%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.66%), 10/01/35 (c)	14	14
6.51%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.61%), 03/01/36 (c)	28	29
7.50%, 06/01/38	97	102
7.00%, 03/01/39	111	117
5.00%, 12/01/41	248	252
4.00%, 12/01/49	412	395
2.50%, 01/01/52	2,265	1,938
4.50%, 09/01/52 - 02/01/53	4,605	4,491
5.50%, 08/01/53 - 07/01/55	5,614	5,686
6.50%, 09/01/54 - 01/01/55	577	597
Federal National Mortgage Association, Inc.
3.50%, 11/01/26 - 01/01/52	2,053	1,914
3.00%, 09/01/28 - 02/01/35	976	952
6.50%, 07/01/32 - 06/01/55	1,476	1,533
6.49%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.62%), 03/01/33 (c)	1	1
6.06%, (FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 1.41%), 06/01/33 (c)	2	2
6.27%, (1 Year Treasury + 2.16%), 06/01/33 (c)	26	26
6.21%, (1 Year Treasury + 2.02%), 07/01/33 (c)	1	1
5.00%, 10/01/33 - 08/01/54	11,605	11,621
5.50%, 10/01/33 - 09/01/55	13,732	13,970

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
6.36%, (1 Year Treasury + 2.21%), 12/01/33 (c)	42	42
6.00%, 03/01/34 - 02/01/49	1,550	1,626
6.51%, (1 Year Treasury + 2.30%), 04/01/34 (c)	1	1
6.71%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.59%), 10/01/34 (c)	2	2
6.35%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.35%), 11/01/34 (c)	1	1
6.53%, (1 Year Treasury + 2.36%), 11/01/34 (c)	33	34
6.85%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.67%), 11/01/34 (c)	6	6
6.48%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.64%), 12/01/34 (c)	3	3
6.43%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.59%), 01/01/35 (c)	5	5
6.44%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.63%), 01/01/35 (c)	2	2
6.51%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.56%), 01/01/35 (c)	3	3
6.52%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.54%), 01/01/35 (c)	7	7
6.43%, (1 Year Treasury + 2.19%), 02/01/35 (c)	8	8
6.58%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.62%), 02/01/35 (c)	2	2
6.33%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.35%), 03/01/35 (c)	5	5
6.07%, (1 Year Treasury + 1.82%), 04/01/35 (c)	49	50
6.81%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.81%), 04/01/35 (c)	9	9
6.99%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.99%), 04/01/35 (c)	24	25
6.18%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.43%), 05/01/35 (c)	15	15
6.40%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.42%), 05/01/35 (c)	19	19
6.63%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.63%), 05/01/35 (c)	5	5
6.32%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.69%), 06/01/35 (c)	39	40
6.48%, (1 Year Treasury + 2.30%), 06/01/35 (c)	48	50
6.62%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.84%), 07/01/35 (c)	9	9
6.35%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.60%), 08/01/35 (c)	24	25
6.31%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.69%), 11/01/35 (c)	5	5
6.30%, (1 Year Treasury + 2.05%), 02/01/36 (c)	19	20
6.56%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.69%), 02/01/36 (c)	25	26
6.74%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.74%), 03/01/36 (c)	28	29
4.50%, 09/01/39 - 11/01/52	4,054	4,002
4.00%, 08/01/43 - 09/01/52	3,368	3,197
2.00%, 10/01/50	531	433
2.50%, 01/01/52	2,251	1,916
Government National Mortgage Association
5.00%, 12/20/34 - 02/20/48	759	772
6.00%, 07/15/36	275	285
4.50%, 09/20/40	172	172
3.50%, 03/20/43 - 07/20/52	3,654	3,371
5.50%, 09/15/45 - 12/20/48	809	833
4.00%, 09/20/45 - 10/20/52	1,606	1,532
3.00%, 09/20/47 - 09/20/49	1,366	1,233
TBA, 5.00%, 10/15/55 (j)	5,465	5,436
		76,504
U.S. Treasury Inflation Indexed Securities 0.8%
Treasury, United States Department of
1.63%, 04/15/30 (k)	8,352	8,480
Collateralized Mortgage Obligations 0.6%
Connecticut Avenue Securities Trust 2025-R03
Series 2025-2A1-R03, REMIC, 5.81%, (SOFR 30-Day Average + 1.45%), 03/27/45 (c)	511	515
Federal Home Loan Mortgage Corporation
Series 2021-M2-DNA7, REMIC, 6.16%, (SOFR 30-Day Average + 1.80%), 11/25/41 (c)	895	903
Series 2022-M1A-HQA2, REMIC, 7.01%, (SOFR 30-Day Average + 2.65%), 07/25/42 (c)	515	526
Series 2023-A1-HQA3, REMIC, 6.21%, (SOFR 30-Day Average + 1.85%), 11/25/43 (c)	470	475
Series 2024-A1-HQA1, REMIC, 5.59%, (SOFR 30-Day Average + 1.25%), 03/25/44 (c)	1,909	1,917
Series 2025-A1-DNA1, REMIC, 5.31%, (SOFR 30-Day Average + 0.95%), 01/25/45 (c)	341	342
Series 2025-M1-DNA3, REMIC, 5.47%, (SOFR 30-Day Average + 1.10%), 09/25/45 (c)	1,420	1,421
Series 2017-M1-SC02, REMIC, 3.89%, 05/25/47 (c)	11	11
Federal National Mortgage Association, Inc.
Series 2017-KA-90, REMIC, 3.00%, 11/25/47	999	951
		7,061
Sovereign 0.4%
Government of Saudi Arabia
5.13%, 01/13/28 (a)	1,270	1,296
Korea Housing Finance Corporation
4.63%, 02/24/28 (a)	2,500	2,534
		3,830
Commercial Mortgage-Backed Securities 0.2%
Federal Home Loan Mortgage Corporation
Series A1-K753, REMIC, 4.60%, 06/25/30	1,004	1,009
Freddie Mac Multifamily Securities 2020-K737 Mortgage Trust
Series 2020-B-K737, REMIC, 3.32%, 11/25/26 (c)	900	890
		1,899
Total Government And Agency Obligations (cost $286,062)		285,336
SHORT TERM INVESTMENTS 3.2%
Commercial Paper 2.4%
Bacardi-Martini B.V.
4.56%, 11/13/25	2,345	2,332
Brunswick Corporation
4.77%, 10/02/25	2,990	2,989
Crown Castle Inc.
4.92%, 10/02/25	2,935	2,934
4.68%, 10/23/25	3,005	2,996
CVS Health Corporation
4.71%, 10/10/25	2,960	2,956
FMC Corporation
5.07%, 10/20/25	3,000	2,992
Harley-Davidson Motor Company, Inc.
5.02%, 10/17/25	2,970	2,964
HCA Inc.
4.77%, 10/16/25	2,985	2,979
International Flavors & Fragrances Inc.
4.46%, 10/30/25	3,435	3,422
		26,564
Investment Companies 0.8%
T. Rowe Price Government Reserve Fund - Class I, 4.09% (l) (m)	8,467	8,467
Total Short Term Investments (cost $35,035)		35,031
Total Investments 100.3% (cost $1,087,493)		1,090,721
Other Derivative Instruments 0.0%		186
Other Assets and Liabilities, Net (0.3)%		(3,160)
Total Net Assets 100.0%		1,087,747

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2025, the value and the percentage of net assets of these securities was $144,500 and 13.3% of the Fund.

(b) Convertible security.

(c) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(d) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2025.

(e) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(f) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2025.

(g) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(h) The coupon rate represents the weighted average coupon and may differ from the stated coupon rate.

(i) All or a portion of the security is pledged or segregated as collateral.

(j) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2025, the total payable for investments purchased on a delayed delivery basis was $5,459.

(k) Treasury inflation indexed note, par amount is adjusted for inflation.

(l) Investment in affiliate.

(m) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL/T. Rowe Price Short-Term Bond Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.04% - Class I	4,336	258,607	262,943	95	—	—	—	—
JNL Government Money Market Fund, 4.14% - Class SL	746	8,702	9,448	13	—	—	—	—
T. Rowe Price Government Reserve Fund, 4.09% - Class I	10,451	274,844	276,828	230	—	—	8,467	0.8
	15,533	542,153	549,219	338	—	—	8,467	0.8

JNL/T. Rowe Price Short-Term Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Corporacion Nacional del Cobre de Chile, 3.63%, 08/01/27	01/22/25	410	415	—
Corporacion Nacional del Cobre de Chile, 3.00%, 09/30/29	02/12/25	2,348	2,430	0.2
EQUATE Petrochemical, 2.63%, 04/28/28	05/20/25	2,240	2,242	0.2
First Abu Dhabi Bank P.J.S.C., 5.13%, 10/13/27	04/15/25	2,832	2,853	0.3
KT&G Corporation, 5.00%, 05/02/28	04/24/25	1,260	1,282	0.1
PT Bank Mandiri (Persero) Tbk, 5.50%, 04/04/26	09/27/24	1,717	1,723	0.2
Saudi Arabian Mining Company, 5.25%, 02/13/30	09/24/25	636	635	0.1
Tenaga Nasional Berhad, 7.50%, 11/01/25	01/04/21	2,814	2,807	0.2
Tengizchevroil Finance Company S.a r.l., 4.00%, 08/15/26	01/28/25	2,211	2,227	0.2
		16,468	16,614	1.5

JNL/T. Rowe Price Short-Term Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	1,500	January 2026	312,441	158	157

Short Contracts
United States 10 Year Note	(190)	December 2025	(21,278)	3	(97)
United States 10 Year Ultra Bond	(123)	December 2025	(14,029)	8	(126)
United States 5 Year Note	(564)	January 2026	(61,586)	(22)	(1)
United States Ultra Bond	(70)	December 2025	(8,197)	39	(207)
				28	(431)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Short-Term Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	469,198	—	469,198
Non-U.S. Government Agency Asset-Backed Securities	—	304,135	—	304,135
Government And Agency Obligations	—	285,336	—	285,336
Short Term Investments	8,467	23,585	—	32,052
	8,467	1,082,254	—	1,090,721
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	157	—	—	157
	157	—	—	157
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(431)	—	—	(431)
	(431)	—	—	(431)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price U.S. High Yield Fund
CORPORATE BONDS AND NOTES 88.5%
Energy 17.6%
Aethon United BR LP
7.50%, 10/01/29 (a)	4,170	4,348
Ascent Resources - Utica, LLC
6.63%, 07/15/33 (a)	4,090	4,158
Chord Energy Corporation
6.75%, 03/15/33 (a)	4,275	4,330
Crescent Energy Finance LLC
8.38%, 01/15/34 (a)	3,017	3,065
Enbridge Inc.
8.25%, 01/15/84 (b)	5,850	6,281
Energy Transfer LP
8.00%, 05/15/54	4,188	4,473
Excelerate Energy Limited Partnership
8.00%, 05/15/30 (a)	4,185	4,456
Ithaca Energy (North Sea) PLC
8.13%, 10/15/29 (a)	3,920	4,109
Kodiak Gas Services, LLC
6.50%, 10/01/33 (a)	1,804	1,836
NGL Energy Operating LLC
8.13%, 02/15/29 (a)	4,064	4,167
PBF Holding Company LLC
9.88%, 03/15/30 (a)	510	534
7.88%, 09/15/30 (a) (c)	3,995	3,945
Permian Resources Operating, LLC
7.00%, 01/15/32 (a)	4,180	4,343
South Bow Canadian Infrastructure Holdings Ltd.
7.50%, 03/01/55	5,820	6,176
Sunoco LP
7.00%, 05/01/29 (a)	3,855	3,992
USA Compression Finance Corp.
6.25%, 10/01/33 (a)	3,055	3,067
Venture Global LNG, Inc.
9.00%, (100, 09/30/29) (a) (d)	5,790	5,733
Venture Global Plaquemines LNG, LLC
6.75%, 01/15/36 (a)	725	771
Weatherford International Ltd
6.75%, 10/15/33 (a)	4,070	4,074
		73,858
Communication Services 13.1%
CCO Holdings, LLC
6.38%, 09/01/29 (a)	4,285	4,347
7.38%, 03/01/31 (a)	4,095	4,227
CSC Holdings, LLC
11.25%, 05/15/28 (a)	4,320	3,997
Digicel International Finance Limited
8.63%, 08/01/32 (a)	4,098	4,215
DIRECTV Financing, LLC
8.88%, 02/01/30 (a)	5,258	5,203
EchoStar Corporation
10.75%, 11/30/29	4,335	4,770
Gray Media, Inc.
10.50%, 07/15/29 (a)	2,878	3,113
7.25%, 08/15/33 (a)	1,645	1,632
Iliad Holding
7.00%, 04/15/32 (a)	3,990	4,072
Level 3 Financing, Inc.
6.88%, 06/30/33 (a)	4,415	4,501
7.00%, 03/31/34 (a)	2,453	2,496
Midcontinent Communications
8.00%, 08/15/32 (a)	4,161	4,286
Sinclair Television Group, Inc.
8.13%, 02/15/33 (a)	2,125	2,187
Windstream Services, LLC
8.25%, 10/01/31 (a)	3,120	3,234
7.50%, 10/15/33 (a)	2,709	2,708
		54,988
Consumer Discretionary 12.7%
Aston Martin Capital Holdings Limited
10.00%, 03/31/29 (a)	5,819	5,694
Avianca MidCo 2 PLC
9.63%, 02/14/30 (a)	2,440	2,416
Cougar JV Subsidiary, LLC
8.00%, 05/15/32 (a)	3,884	4,133
EG Global Finance PLC
12.00%, 11/30/28 (a)	5,580	6,139
Hilton Domestic Operating Company Inc.
5.75%, 09/15/33 (a)	2,225	2,256
K. Hovnanian Enterprises, Inc.
8.38%, 10/01/33 (a)	2,750	2,820
LCM Investments Holdings II, LLC
8.25%, 08/01/31 (a)	4,100	4,335
LGI Homes, Inc.
8.75%, 12/15/28 (a)	3,935	4,129
Odeon Finco PLC
12.75%, 11/01/27 (a)	4,019	4,160
Six Flags Operations Inc.
7.25%, 05/15/31 (a) (c)	7,643	7,643
Univision Communications Inc.
9.38%, 08/01/32 (a)	3,010	3,193
Voyager Parent, LLC
9.25%, 07/01/32 (a)	3,860	4,082
Warnermedia Holdings, Inc.
5.05%, 03/15/42	2,613	2,085
		53,085
Financials 11.8%
Alliant Holdings Intermediate, LLC
7.00%, 01/15/31 (a)	4,170	4,310
APH Somerset Inv 2 LLC
7.88%, 11/01/29 (a)	4,270	4,455
Aretec Escrow Issuer 2 Inc.
10.00%, 08/15/30 (a)	7,059	7,702
Blackstone Mortgage Trust, Inc.
7.75%, 12/01/29 (a)	3,925	4,142
Block, Inc.
6.00%, 08/15/33 (a)	4,195	4,298
Bread Financial Payments, Inc.
8.38%, 06/15/35 (a)	4,140	4,248
Encore Capital Group, Inc.
6.63%, 04/15/31 (a)	3,880	3,867
FirstCash, Inc.
6.88%, 03/01/32 (a)	1,130	1,169
NCR Atleos Escrow Corporation
9.50%, 04/01/29 (a)	3,260	3,530
OneMain Finance Corporation
7.88%, 03/15/30	3,840	4,062
Osaic Holdings, Inc.
6.75%, 08/01/32 (a)	1,645	1,697
RFNA, LP
7.88%, 02/15/30 (a)	4,305	4,416
Saks Global Enterprises LLC
11.00%, 12/15/29 (a) (c)	4,760	1,546
		49,442
Industrials 7.8%
AAR Escrow Issuer, LLC
6.75%, 03/15/29 (a)	4,225	4,357
Bombardier Inc.
7.25%, 07/01/31 (a)	4,105	4,352
Deluxe Corporation
8.13%, 09/15/29 (a)	3,885	4,058
JetBlue Airways Corporation
9.88%, 09/20/31 (a)	4,105	4,166
LATAM Airlines Group S.A.
7.88%, 04/15/30 (a)	4,560	4,759
7.63%, 01/07/31 (a)	1,550	1,609
Onesky Flight, LLC
8.88%, 12/15/29 (a)	4,218	4,461
Quikrete Holdings, Inc.
6.75%, 03/01/33 (a)	4,230	4,396
TransDigm Inc.
6.25%, 01/31/34 (a) (c)	407	419
		32,577

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Real Estate 5.3%
Anywhere Real Estate Group LLC
7.00%, 04/15/30 (a)	4,669	4,725
Brookfield Properties Retail Holding LLC
4.50%, 04/01/27 (a)	3,574	3,513
Uniti Group LP
10.50%, 02/15/28 (a)	2,441	2,569
8.63%, 06/15/32 (a) (c)	4,004	3,825
VICI Properties L.P.
5.63%, 05/15/52	8,184	7,792
		22,424
Utilities 4.9%
Edison International
8.13%, 06/15/53 (c)	3,425	3,500
7.88%, 06/15/54 (c)	2,630	2,680
Hawaiian Electric Company, Inc.
6.00%, 10/01/33 (a)	2,450	2,469
NRG Energy, Inc.
10.25%, (100, 03/15/28) (a) (d)	3,113	3,399
Talen Energy Supply, LLC
8.63%, 06/01/30 (a)	3,870	4,110
Vistra Corp.
8.00%, (100, 10/15/26) (a) (d)	4,464	4,567
		20,725
Health Care 4.9%
1261229 B.C. Ltd.
10.00%, 04/15/32 (a)	4,045	4,154
Amneal Pharmaceuticals, Inc.
6.88%, 08/01/32 (a)	4,130	4,275
Community Health Systems, Inc.
10.88%, 01/15/32 (a)	4,005	4,243
Heartland Dental, LLC
10.50%, 04/30/28 (a)	1,458	1,536
Herbalife International, Inc.
12.25%, 04/15/29 (a)	5,956	6,492
		20,700
Consumer Staples 3.8%
Avis Budget Car Rental, LLC
8.25%, 01/15/30 (a) (c)	5,955	6,176
Hertz Vehicle Financing II LP
12.63%, 07/15/29 (a) (c)	2,215	2,348
RB Global Holdings Inc.
7.75%, 03/15/31 (a)	1,135	1,188
Williams Scotsman, Inc.
7.38%, 10/01/31 (a)	5,766	6,008
		15,720
Materials 3.6%
Celanese US Holdings LLC
6.75%, 04/15/33 (c)	4,020	4,002
First Quantum Minerals Ltd
8.63%, 06/01/31 (a)	4,039	4,246
8.00%, 03/01/33 (a)	1,945	2,053
Ivanhoe Mines Ltd
7.88%, 01/23/30 (a)	4,640	4,805
		15,106
Information Technology 3.0%
Cloud Software Group, Inc.
9.00%, 09/30/29 (a)	3,915	4,057
8.25%, 06/30/32 (a)	3,900	4,140
Kioxia Holdings Corporation
6.63%, 07/24/33 (a)	2,090	2,144
McAfee Corp.
7.38%, 02/15/30 (a)	2,526	2,347
		12,688
Total Corporate Bonds And Notes (cost $364,917)		371,313
SENIOR FLOATING RATE INSTRUMENTS 6.8%
Information Technology 3.1%
Ellucian Holdings, Inc.
2024 2nd Lien Term Loan, 9.07%, (1 Month Term SOFR + 4.75%), 11/14/32 (e)	4,190	4,277
Instructure Holdings, Inc.
2024 2nd Lien Term Loan, 9.21%, (6 Month Term SOFR + 5.00%), 09/10/32 (e)	4,360	4,408
LSF9 Atlantis Holdings, LLC
2025 Term Loan B, 7.89%, (1 Month Term SOFR + 3.75%), 03/29/29 (e)	4,253	4,256
		12,941
Health Care 1.1%
Endo Luxembourg Finance Company I S.a r.l.
2024 1st Lien Term Loan, 8.32%, (1 Month Term SOFR + 4.00%), 04/23/31 (e)	4,589	4,595
Consumer Discretionary 1.0%
Varsity Brands, Inc.
Term Loan, 7.03%, (SOFR + 3.00%), 08/26/31 (e)	4,424	4,422
Utilities 1.0%
Waterbridge Midstream Operating LLC
2024 1st Lien Term Loan B, 9.03%, (3 Month Term SOFR + 4.75%), 06/22/29 (e)	4,341	4,342
Communication Services 0.6%
Lumen Technologies, Inc.
2024 Extended Term Loan B1, 6.78%, (1 Month Term SOFR + 2.35%), 04/15/29 (e)	2,441	2,423
Total Senior Floating Rate Instruments (cost $28,457)		28,723
PREFERRED STOCKS 1.0%
Financials 1.0%
Osaic Financial Services, Inc., 6.50%, 11/30/27	198	4,367
Total Preferred Stocks (cost $3,793)		4,367
COMMON STOCKS 0.0%
Energy 0.0%
Ascent Resources - Marcellus, LLC	5	7
Total Common Stocks (cost $16)		7
SHORT TERM INVESTMENTS 7.4%
Securities Lending Collateral 4.3%
JNL Government Money Market Fund - Class SL, 4.14% (f) (g)	18,120	18,120
Investment Companies 3.1%
T. Rowe Price Government Reserve Fund - Class I, 4.09% (f) (g)	12,858	12,858
Total Short Term Investments (cost $30,978)		30,978
Total Investments 103.7% (cost $428,161)		435,388
Other Assets and Liabilities, Net (3.7)%		(15,650)
Total Net Assets 100.0%		419,738

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2025, the value and the percentage of net assets of these securities was $325,492 and 77.5% of the Fund.

(b) Convertible security.

(c) All or a portion of the security was on loan as of September 30, 2025.

(d) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL/T. Rowe Price U.S. High Yield Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.04% - Class I	390	47,069	47,459	21	—	—	—	—
JNL Government Money Market Fund, 4.14% - Class SL	19,673	160,422	161,975	916	—	—	18,120	4.3
T. Rowe Price Government Reserve Fund, 4.09% - Class I	17,798	180,960	185,900	502	—	—	12,858	3.1
	37,861	388,451	395,334	1,439	—	—	30,978	7.4

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price U.S. High Yield Fund
Assets - Securities
Corporate Bonds And Notes	—	371,313	—	371,313
Senior Floating Rate Instruments	—	28,723	—	28,723
Preferred Stocks	4,367	—	—	4,367
Common Stocks	7	—	—	7
Short Term Investments	30,978	—	—	30,978
	35,352	400,036	—	435,388

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Value Fund
COMMON STOCKS 99.7%
Financials 23.9%
Allstate Corporation, The	385	82,649
American Express Company	169	56,023
Annaly Capital Management, Inc.	1,205	24,352
Apollo Global Management, Inc.	151	20,177
Bank of America Corporation	1,202	61,998
Berkshire Hathaway Inc. - Class B (a)	293	147,146
Capital One Financial Corporation	70	14,881
Charles Schwab Corporation, The	879	83,925
Citigroup Inc.	322	32,692
CME Group Inc. - Class A	82	22,186
Corebridge Financial, Inc.	1,077	34,504
Corpay Inc (a)	80	23,157
Fifth Third Bancorp	391	17,401
Goldman Sachs Group, Inc., The	42	33,404
Intercontinental Exchange, Inc.	400	67,394
JPMorgan Chase & Co.	572	180,400
KeyCorp	2,267	42,375
MetLife, Inc.	143	11,784
Progressive Corporation, The	27	6,564
Travelers Companies, Inc., The	219	61,074
Visa Inc. - Class A	60	20,584
		1,044,670
Industrials 16.3%
AMETEK, Inc.	414	77,744
Caterpillar Inc.	115	54,872
CSX Corporation	231	8,191
Deere & Company	224	102,524
Equifax Inc.	94	24,037
General Electric Company	178	53,486
L3Harris Technologies, Inc.	53	16,093
Norfolk Southern Corporation	141	42,415
Northrop Grumman Corporation	59	35,829
Old Dominion Freight Line, Inc.	248	34,967
Owens Corning	134	19,022
Parker-Hannifin Corporation	89	67,247
Pentair Public Limited Company	209	23,193
Republic Services, Inc.	245	56,254
W.W. Grainger, Inc.	23	21,728
Westinghouse Air Brake Technologies Corporation	364	73,003
		710,605
Health Care 11.4%
Abbott Laboratories	342	45,793
Alcon AG (b)	577	43,000
AstraZeneca PLC - ADR	319	24,455
Cencora, Inc.	204	63,747
Cigna Group, The	140	40,311
Danaher Corporation	76	15,053
Elevance Health, Inc.	100	32,244
Gilead Sciences, Inc.	492	54,646
Molina Healthcare, Inc. (a)	56	10,754
Quest Diagnostics Incorporated	133	25,383
Revvity, Inc.	432	37,893
Tenet Healthcare Corporation (a)	286	58,003
UnitedHealth Group Incorporated	137	47,125
		498,407
Information Technology 8.1%
Analog Devices, Inc.	185	45,569
Intel Corporation (a)	866	29,052
Keysight Technologies, Inc. (a)	583	101,902
KLA Corporation	26	28,346
Microsoft Corporation	85	44,129
TE Connectivity Public Limited Company	132	29,081
Texas Instruments Incorporated	421	77,319
		355,398
Energy 7.9%
Chevron Corporation	424	65,771
ConocoPhillips	825	78,081
Exxon Mobil Corporation	259	29,202
Range Resources Corporation	1,367	51,455
Schlumberger Limited	1,103	37,917
TechnipFMC PLC	839	33,086
Valero Energy Corporation	302	51,390
		346,902
Consumer Staples 6.5%
Colgate-Palmolive Company	434	34,722
Dollar Tree, Inc. (a)	388	36,598
Kenvue Inc.	2,437	39,552
Mondelez International, Inc. - Class A	997	62,301
Procter & Gamble Company, The	460	70,653
Walmart Inc.	387	39,929
		283,755
Materials 6.2%
Ball Corporation	514	25,926
Franco-Nevada Corporation	39	8,692
International Paper Company	1,767	81,989
Linde Public Limited Company	123	58,574
PPG Industries, Inc.	182	19,093
Sherwin-Williams Company, The	224	77,533
		271,807
Consumer Discretionary 6.2%
Amazon.com, Inc. (a)	334	73,334
AutoZone, Inc. (a)	17	72,977
Home Depot, Inc., The	155	62,692
McDonald's Corporation	206	62,649
		271,652
Communication Services 5.3%
Alphabet Inc. - Class A	325	79,080
Alphabet Inc. - Class C	272	66,311
Comcast Corporation - Class A	199	6,249
Meta Platforms, Inc. - Class A	30	21,811
Pinterest, Inc. - Class A (a)	562	18,088
T-Mobile US, Inc.	166	39,784
		231,323
Utilities 5.2%
Ameren Corporation	522	54,489
American Water Works Company, Inc.	150	20,852
Atmos Energy Corporation	166	28,270
The Southern Company	526	49,840
XCEL Energy Inc.	891	71,873
		225,324
Real Estate 2.7%
Essex Property Trust, Inc.	111	29,678
Public Storage Operating Company	74	21,459
VICI Properties Inc.	679	22,129
Welltower Inc.	238	42,396
		115,662
Total Common Stocks (cost $3,641,589)		4,355,505
SHORT TERM INVESTMENTS 0.7%
Securities Lending Collateral 0.4%
JNL Government Money Market Fund - Class SL, 4.14% (c) (d)	17,839	17,839
Investment Companies 0.3%
JNL Government Money Market Fund - Class I, 4.04% (c) (d)	3,546	3,546
T. Rowe Price Government Reserve Fund - Class I, 4.09% (c) (d)	8,903	8,903
		12,449
Total Short Term Investments (cost $30,288)		30,288
Total Investments 100.4% (cost $3,671,877)		4,385,793
Other Assets and Liabilities, Net (0.4)%		(19,278)
Total Net Assets 100.0%		4,366,515

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2025.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL/T. Rowe Price Value Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.04% - Class I	3,882	265,278	265,614	113	—	—	3,546	0.1
JNL Government Money Market Fund, 4.14% - Class SL	—	153,392	135,553	111	—	—	17,839	0.4
T. Rowe Price Government Reserve Fund, 4.09% - Class I	18,285	374,116	383,498	233	—	—	8,903	0.2
	22,167	792,786	784,665	457	—	—	30,288	0.7

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Value Fund
Assets - Securities
Common Stocks	4,355,505	—	—	4,355,505
Short Term Investments	30,288	—	—	30,288
	4,385,793	—	—	4,385,793

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL/WCM China Quality Growth Fund
COMMON STOCKS 94.8%
China 80.9%
Alibaba Group Holding Limited (a)	30	663
Alibaba Group Holding Limited - ADR	1	223
Asymchem Laboratories (Tianjin) Co., Ltd. - Class H (a) (b)	—	—
BYD Company Limited - Class H	8	106
China Merchants Bank Co., Ltd. - Class H	76	452
Chongqing Baiya Sanitary Products Co., Ltd. - Class A	57	210
Contemporary Amperex Technology Co., Limited - Class A	14	785
DiDi Global Inc. - Class A - ADR (c)	131	816
Full Truck Alliance Co. Ltd. - Class A - ADR	39	509
Guangzhou Yatsen Global Co., Ltd. - Class A - ADR (c)	10	87
Kanzhun Limited - ADR	12	287
Kingsoft Cloud Holdings Limited (a) (b) (c)	232	246
Kweichow Moutai Co., Ltd. - Class A	1	284
Meituan - Class B (a) (c)	12	164
NetEase Cloud Music Inc. (c)	5	156
Pinduoduo (Shanghai) Network Technology Co., Ltd. - ADR (c)	4	513
Shengyi Technology Co., Ltd. - Class A	48	367
Shenzhen Inovance Technology Co., Ltd. - Class A	35	415
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	8	276
Sieyuan Electric Co., Ltd. - Class A	16	251
Tencent Holdings Limited	18	1,512
Trip.com Group Limited - ADR	3	188
Xiamen Meitu Technology Co., Ltd.	472	568
Xiaomi Corporation (a) (c)	75	523
		9,601
Hong Kong 5.7%
Futu Holdings Limited - ADR	1	173
Melco Resorts & Entertainment Limited - ADR (c)	24	218
Wasion Holdings Limited	178	290
		681
Netherlands 5.3%
Prosus N.V. - ADR	45	632
Japan 2.9%
MARUWA Co., Ltd.	1	338
Total Common Stocks (cost $9,603)		11,252
SHORT TERM INVESTMENTS 6.8%
Investment Companies 4.6%
JNL Government Money Market Fund - Class I, 4.04% (d) (e)	550	550
Securities Lending Collateral 2.2%
JNL Government Money Market Fund - Class SL, 4.14% (d) (e)	260	260
Total Short Term Investments (cost $810)		810
Total Investments 101.6% (cost $10,413)		12,062
Other Assets and Liabilities, Net (1.6)%		(191)
Total Net Assets 100.0%		11,871

(a) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(b) All or a portion of the security was on loan as of September 30, 2025.

(c) Non-income producing security.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL/WCM China Quality Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.04% - Class I	157	11,819	11,426	14	—	—	550	4.6
JNL Government Money Market Fund, 4.14% - Class SL	—	1,144	884	1	—	—	260	2.2
	157	12,963	12,310	15	—	—	810	6.8

JNL/WCM China Quality Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alibaba Group Holding Limited	02/11/25	491	663	5.6
Asymchem Laboratories (Tianjin) Co., Ltd. - Class H	04/03/24	—	—	—
Kingsoft Cloud Holdings Limited	09/10/25	248	246	2.0
Meituan - Class B	07/12/24	254	164	1.4
Xiaomi Corporation	03/20/25	525	523	4.4
		1,518	1,596	13.4

JNL/WCM China Quality Growth Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
HKD/USD	BBH	10/02/25	HKD	123	16	—
HKD/USD	BBH	10/03/25	HKD	129	16	—
					32	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WCM China Quality Growth Fund
Assets - Securities
Common Stocks	3,646	7,606	—	11,252
Short Term Investments	810	—	—	810
	4,456	7,606	—	12,062
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL/WCM Focused International Equity Fund
COMMON STOCKS 95.7%
United Kingdom 17.9%
3i Group PLC	1,192	65,712
AstraZeneca PLC	272	41,655
BAE Systems PLC	3,770	104,754
Compass Group PLC	1,101	37,514
Experian PLC	672	33,631
Rolls-Royce Holdings PLC	7,603	122,088
		405,354
United States of America 12.5%
AON Public Limited Company - Class A	81	28,993
Arch Capital Group Ltd.	525	47,667
Linde Public Limited Company	80	38,189
Philip Morris International Inc.	475	77,096
Seagate Technology Holdings Public Limited Company	210	49,572
Steris Public Limited Company	47	11,494
Waste Connections, Inc.	165	28,928
		281,939
Germany 12.3%
Deutsche Borse Aktiengesellschaft - Class N	121	32,461
Rheinmetall Aktiengesellschaft	17	40,607
SAP SE	274	73,371
Siemens Energy AG (a)	1,116	131,336
		277,775
Netherlands 7.0%
Adyen N.V. (a) (b)	30	48,150
ASM International N.V.	60	36,485
ASML Holding N.V. - ADR	76	73,650
		158,285
Japan 6.3%
Mitsubishi Heavy Industries, Ltd.	3,186	83,434
Nintendo Co., Ltd.	675	58,362
		141,796
Taiwan 5.7%
Taiwan Semiconductor Manufacturing Company Limited - ADR	461	128,680
Singapore 5.1%
Sea Limited - Class A - ADR (a)	651	116,265
Sweden 4.0%
Spotify Technology S.A. (a)	130	90,461
Canada 3.5%
Canadian Natural Resources Limited	926	29,606
Canadian Pacific Kansas City Limited (c)	670	49,865
		79,471
France 3.4%
Safran	218	77,122
China 2.9%
Tencent Holdings Limited	757	64,486
South Korea 2.7%
Coupang, Inc. - Class A (a)	1,909	61,482
Argentina 2.1%
MercadoLibre, Inc. (a)	20	47,601
Switzerland 2.1%
UBS Group AG	1,138	46,983
Brazil 2.0%
NU Holdings Ltd. - Class A (a)	2,829	45,290
India 1.8%
ICICI Bank Limited - ADR	1,368	41,346
Italy 1.8%
Ferrari N.V.	83	40,406
Denmark 1.3%
Novo Nordisk A/S - Class B	548	30,251
Israel 1.3%
Monday.Com Ltd. (a)	151	29,314
Total Common Stocks (cost $1,475,757)		2,164,307
SHORT TERM INVESTMENTS 6.5%
Investment Companies 4.3%
JNL Government Money Market Fund - Class I, 4.04% (d) (e)	97,490	97,490
Securities Lending Collateral 2.2%
JNL Government Money Market Fund - Class SL, 4.14% (d) (e)	50,140	50,140
Total Short Term Investments (cost $147,630)		147,630
Total Investments 102.2% (cost $1,623,387)		2,311,937
Other Assets and Liabilities, Net (2.2)%		(49,379)
Total Net Assets 100.0%		2,262,558

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of September 30, 2025.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL/WCM Focused International Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.04% - Class I	32,385	572,625	507,520	2,022	—	—	97,490	4.3
JNL Government Money Market Fund, 4.14% - Class SL	—	82,370	32,230	41	—	—	50,140	2.2
	32,385	654,995	539,750	2,063	—	—	147,630	6.5

JNL/WCM Focused International Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen N.V.	06/24/22	35,555	48,150	2.1

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WCM Focused International Equity Fund
Assets - Securities
Common Stocks
United Kingdom	—	405,354	—	405,354
United States of America	281,939	—	—	281,939
Germany	—	277,775	—	277,775
Netherlands	73,650	84,635	—	158,285
Japan	—	141,796	—	141,796
Taiwan	128,680	—	—	128,680
Singapore	116,265	—	—	116,265
Sweden	90,461	—	—	90,461
Canada	79,471	—	—	79,471
France	—	77,122	—	77,122
China	—	64,486	—	64,486
South Korea	61,482	—	—	61,482
Argentina	47,601	—	—	47,601
Switzerland	—	46,983	—	46,983
Brazil	45,290	—	—	45,290
India	41,346	—	—	41,346
Italy	—	40,406	—	40,406
Denmark	—	30,251	—	30,251
Israel	29,314	—	—	29,314
Short Term Investments	147,630	—	—	147,630
	1,143,129	1,168,808	—	2,311,937

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL/Westchester Capital Event Driven Fund
COMMON STOCKS 58.3%
Financials 23.8%
1RT Acquisition Corp. (a)	1	6
A Paradise Acquisition Corp. (a)	2	16
A Paradise Acquisition Corp. - Class A (a)	14	141
AA Mission Acquisition Corp. - Class A (a)	8	88
AmpliTech Group, Inc. - Class A (a)	3	32
Andretti Acquisition Corp. II - Class A (a)	9	97
Archimedes Tech Spac Partners II Co. (a)	9	96
Armada Acquisition Corp. II (a)	6	67
Armada Acquisition Corp. II - Class A (a)	10	109
Axiom Intelligence Acquisition Corp 1 (a)	3	29
Axiom Intelligence Acquisition Corp 1 - Class A (a)	8	81
Bain Capital GSS Investment Corp. (a)	—	4
Berto Acquisition Corp. (a)	1	13
BEST SPAC I Acquisition Corp. (a)	1	8
Blue Acquisition Corp (a)	3	33
Blue Water Acquisition Corp. III (a)	8	83
Blue Water Acquisition Corp. III - Class A (a)	8	77
BTC Development Corp. (a)	1	8
Cal Redwood Acquisition Corp. (a)	3	25
Cal Redwood Acquisition Corp. - Class A (a)	8	82
Cantaloupe, Inc. (a)	5	55
Cantor Equity Partners I, Inc. - Class A (a)	2	22
Cantor Equity Partners III, Inc. - Class A (a)	1	8
Cantor Equity Partners IV Inc. - Class A (a)	3	33
Cartesian Growth Corp III (a)	2	17
Cartesian Growth Corp III - Class A (a)	11	112
Cayson Acquisition Corp. (a)	3	32
ChampionsGate Acquisition Corp. (a)	1	10
Chenghe Acquisition III Co. (a)	4	44
CO2 Energy Transition Corp. (a)	36	370
Cohen Circle Acquisition Corp. II (a)	3	36
Columbus Circle Capital Corp I - Class A (a)	2	25
Copley Acquisition Corp. (a)	4	39
CSLM Digital Asset Acquisition Corp III Ltd. (a)	6	65
D. Boral Arc Acquisition I Corp. - Class A (a)	20	197
Drugs Made In America Acquisition II Corp. (a)	3	32
Dune Acquisition Corp. II (a)	6	62
EGH Acquisition Corp. (a)	1	12
EGH Acquisition Corp. - Class A (a)	4	41
Emmis Acquisition Corp. (a)	3	28
EQV Ventures Acquisition Corp. (a)	13	125
Eureka Acquisition Corp - Class A (a)	1	9
FG Merger II Corp. (a)	23	231
Fifth Era Acquisition Corp I - Class A (a)	1	14
FIGX Capital Acquisition Corp. (a)	1	14
FIGX Capital Acquisition Corp. - Class A (a)	2	20
Flagship Acquisition Corporation (a)	1	9
Future Vision II Acquisition Corp (a)	7	68
FutureCrest Acquisition Corp. (a)	—	2
Galata Acquisition Corp. II (a)	3	28
Gesher Acquisition Corp. II - Class A (a)	4	42
GigCapital7 Corp. - Class A (a)	3	33
Globa Terra Acquisition Corp - Class A (a)	22	221
Gores Holdings X, Inc. (a)	9	87
Graf Global Corp. - Class A (a)	4	42
GSR III Acquisition Corp. (a)	12	121
GSR IV Acquisition Corp. (a)	11	111
Guild Holdings Company - Class A	12	244
Haymaker Acquisition Corp. IV - Class A (a)	12	139
HCM III Acquisition Corp. (a)	—	4
Jackson Acquisition Co II - Class A (a)	4	37
Jena Acquisition Corp II (a)	7	69
Jena Acquisition Corp II - Class A (a)	8	84
K&F Growth Acquisition Corp. II - Class A (a)	4	46
Kochav Defense Acquisition Corp. - Class A (a)	5	48
Lakeshore Acquisition III Corp. (a)	11	114
LightWave Acquisition Corp. (a)	8	81
Lionheart Holdings - Class A (a)	5	51
Live Oak Acquisition Corp V - Class A (a)	9	92
M3-Brigade Acquisition VI Corp. (a)	1	8
Maywood Acquisition Corp. - Class A (a)	1	11
Mckinley Acquisition Corp. (a)	2	16
Mountain Lake Acquisition Corp. - Class A (a)	15	153
Mr. Cooper Group Inc.	14	2,904
Nabors Energy Transition Corp. - Class A (a)	11	128
New Providence Acquisition Corp. III (a)	20	207
Newbury Street Acquisition Corporation - Class A (a)	13	139
NewHold Investment Corp. III - Class A (a)	4	39
NMP Acquisition Corp. - Class A (a)	8	81
Origin Investment Corp I (a)	4	40
Otg Acquisition Corp. I (a)	2	20
Oxley Bridge Acquisition Ltd. (a)	3	33
Oxley Bridge Acquisition Ltd. - Class A (a)	7	71
Oyster Enterprises II Acquisition Corp (a)	4	41
Oyster Enterprises II Acquisition Corp - Class A (a)	7	68
Perimeter Acquisition Corp. I (a)	3	26
Pioneer Acquisition I Corp (a)	12	124
ProAssurance Corporation (a) (b)	36	852
ProCap Acquisition Corp (a)	1	12
ProCap Acquisition Corp - Class A (a)	4	41
Quantumsphere Acquisition Corporation (a)	2	16
Quartzsea Acquisition Corporation (a)	12	120
Real Asset Acquisition Corp. - Class A (a)	4	42
Republic Digital Acquisition Co. (a)	1	13
Roman DBDR Acquisition Corp. II (a)	5	51
Siddhi Acquisition Corp. - Class A (a)	11	114
Silver Pegasus Acquisition Corp. (a)	2	21
Silver Pegasus Acquisition Corp. - Class A (a)	4	40
SilverBox Corp IV - Class A (a)	5	49
SIM Acquisition Corp. I - Class A (a)	8	85
Sizzle Acquisition Corp II - Class A (a)	14	137
Solarius Capital Acquisition Corp. - Class A (a)	5	48
Soulpower Acquisition Corp - Class A (a)	9	90
Spring Valley Acquisition Corp. III (a)	3	34
Stellar V Capital Corp. - Class A (a)	4	37
Thayer Ventures Acquisition Corporation II (a)	5	47
Thayer Ventures Acquisition Corporation II - Class A (a)	4	41
Titan Acquisition Corp - Class A (a)	9	90
Translational Development Acquisition Corp. (a)	3	33
UY Scuti Acquisition Corp. (a)	2	18
Vendome Acquisition Corp I - Class A (a)	8	83
Veritex Holdings, Inc.	7	222
Vine Hill Capital Investment Corp. - Class A (a)	4	47
Voyager Acquisition Corp. - Class A (a)	10	102
Wen Acquisition Corp. (a)	6	66
Wen Acquisition Corp. - Class A (a)	1	9
Wintergreen Acquisition Corp. (a)	—	1
Wintergreen Acquisition Corp. (a)	4	41
		11,232
Communication Services 16.7%
Comcast Corporation - Class A (c)	21	647
Electronic Arts Inc. (c)	2	329
Endeavor Group Holdings, Inc. - Class A (d)	110	3,017
Frontier Communications Parent, Inc. (a)	—	14
IAC Inc. (a) (c)	7	235
Liberty Broadband Corporation - Series A (a) (b)	14	867
TEGNA Inc. (c)	3	57
The Interpublic Group of Companies, Inc. (b)	44	1,229
Warner Bros. Discovery, Inc. - Series A (a) (b) (c)	74	1,449
		7,844
Industrials 5.5%
Air Lease Corporation - Class A (c)	3	163
Chart Industries, Inc. (a)	—	7
CSX Corporation (b) (c)	35	1,237
Norfolk Southern Corporation (b)	2	735
Spirit AeroSystems Holdings, Inc. - Class A (a)	9	351
Taskus, Inc. - Class A (a)	7	118
		2,611
Materials 2.8%
DuPont de Nemours, Inc. (c)	6	475
Teck Resources Limited - Class B (c)	19	837
		1,312

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Consumer Staples 2.4%
Keurig Dr Pepper Inc. (b) (c)	35	894
Kraft Heinz Company, The (c)	9	234
		1,128
Information Technology 2.2%
CyberArk Software Ltd. (a) (b)	2	1,034
Health Care 2.2%
Merus N.V. (a)	2	178
Verona Pharma PLC. - ADR (a)	8	853
		1,031
Consumer Discretionary 1.7%
Aptiv PLC (a)	6	517
Hanesbrands Inc. (a)	44	290
		807
Energy 0.8%
Aris Water Solutions, Inc. - Class A	6	146
Parkland Corporation	8	232
		378
Utilities 0.2%
ALLETE, Inc.	1	95
Total Common Stocks (cost $26,250)		27,472
CORPORATE BONDS AND NOTES 16.5%
Communication Services 4.3%
EchoStar Corporation
10.75%, 11/30/29	355	391
Frontier Communications Holdings, LLC
5.88%, 11/01/29	197	199
6.00%, 01/15/30 (e)	276	279
Getty Images, Inc.
9.75%, 03/01/27 (e)	629	598
11.25%, 02/21/30 (e)	600	573
		2,040
Information Technology 3.6%
AMS-Osram AG
2.13%, 11/03/27, EUR (f) (g)	1,300	1,456
Dye & Durham Limited
3.75%, 03/01/26, CAD (f) (g)	354	252
		1,708
Energy 3.5%
California Resources Corporation
7.13%, 02/01/26 (e)	201	201
Calumet Specialty Products Partners, L.P.
11.00%, 04/15/26 (e)	746	751
Earthstone Energy Holdings, LLC
8.00%, 04/15/27 (e)	195	198
Shelf Drilling Management Services DMCC
9.63%, 04/15/29 (e)	477	500
		1,650
Industrials 2.8%
Mauser Packaging Solutions Holding Company
9.25%, 04/15/27 (b) (e)	1,304	1,306
Financials 1.2%
MoneyGram International, Inc.
9.00%, 06/01/30 (e)	188	159
SBL Holdings, Inc.
6.50%, (100, 11/13/26) (e) (h)	416	405
		564
Materials 1.1%
Illuminate Buyer LLC
9.00%, 07/01/28 (e)	517	519
Total Corporate Bonds And Notes (cost $7,717)		7,787
SENIOR FLOATING RATE INSTRUMENTS 6.2%
Communication Services 6.2%
CommScope Holding Company, Inc.
2024 Term Loan, 0.00%, (1 Month Term SOFR + 4.75%), 12/15/29 (i) (j)	700	708
Lumen Technologies, Inc.
2024 Extended Term Loan B1, 6.78%, (1 Month Term SOFR + 2.35%), 04/15/29 (i)	214	212
2024 Extended Term Loan B2, 6.78%, (1 Month Term SOFR + 2.35%), 04/15/30 (i)	966	958
Syniverse Holdings, Inc.
2022 Term Loan, 11.30%, (3 Month Term SOFR + 7.00%), 05/06/27 (i)	1,067	1,035
Total Senior Floating Rate Instruments (cost $2,943)		2,913
INVESTMENT COMPANIES 2.9%
BlackRock Municipal Income Quality Trust	21	230
BlackRock Municipal Income Trust	12	122
BlackRock Municipal Income Trust II	12	126
BlackRock MuniHoldings Fund Inc	8	92
BlackRock MuniHoldings Quality Fund II Inc	8	79
BlackRock MuniYield Quality Fund	12	139
BlackRock MuniYield Quality Fund III, Inc.	10	110
Eaton Vance Floating-Rate Income Trust	5	56
Franklin Universal Trust	34	274
Nuveen Amt-Free Municipal Credit Income Fund	11	139
Saba Capital Income & Opportunities Fund	2	17
Total Investment Companies (cost $1,373)		1,384
OTHER EQUITY INTERESTS 2.3%
Altaba Inc. (a) (k) (l)	839	1,070
Pershing Square Tontine Holdings, Ltd. (a) (k) (l)	16	—
Total Other Equity Interests (cost $1,124)		1,070
PREFERRED STOCKS 1.4%
Real Estate 1.0%
City Office REIT, Inc., 6.63%, (25, 11/08/25) (h)	19	486
Financials 0.4%
Federal Home Loan Mortgage Corporation, 0.00%, (25, 12/31/27) (a) (h) (m)	6	89
Federal National Mortgage Association, Inc. - Series S, 0.00%, (25, 12/31/25) (a) (h) (m)	5	81
Federal National Mortgage Association, Inc., 8.25%, (25, 11/08/25) (a) (h)	2	36
		206
Total Preferred Stocks (cost $643)		692
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.5%
Hercules Capital Funding Trust 2019-1
Series 2016-B-2, 3.65%, 10/07/25	226	226
Total Non-U.S. Government Agency Asset-Backed Securities (cost $226)		226
RIGHTS 0.5%
Akouos, Inc. (a) (k)	11	5
Bristol-Myers Squibb Company (a) (k)	92	46
Cayson Acquisition Corp. (a)	3	1
ESH Acquisition Corp. (a)	11	2
Inhibrx, Inc. (a) (k)	4	3
K&F Growth Acquisition Corp. II (a)	4	1
Lakeshore Acquisition III Corp. (a)	7	1
Mountain Lake Acquisition Corp. (a)	7	1
Pan American Silver Corp. (a)	446	156
Pershing Square SPARC Holdings, Ltd. (a) (k)	4	1
Sizzle Acquisition Corp II (a)	4	1
Soulpower Acquisition Corp (a)	8	2
Spring Valley Acquisition Corp. II (a)	2	1
UY Scuti Acquisition Corp. (a)	2	—
Total Rights (cost $619)		221
WARRANTS 0.0%
Alchemy Investments Acquisition Corp 1 (a)	6	1
Aldel Financial II Inc. (a)	3	1
Allurion Technologies, Inc. (a)	6	—
Altenergy Acquisition Corp. (a) (k)	2	—
Andretti Acquisition Corp. II (a)	5	1
Archimedes Tech Spac Partners II Co. (a)	3	1
Bridger Aerospace Group Holdings, Inc. (a)	12	1
Buzzfeed, Inc. (a)	7	—
Capri Listco (a) (k)	14	—
Cartesian Growth Corporation II (a)	2	—
Cero Therapeutics Holdings, Inc. (a)	2	—
Copley Acquisition Corp. (a)	1	—
Corner Growth Acquisition Corp. (a) (k)	4	—
ECARX Holdings Inc. (a)	12	1
EVe Mobility Acquisition Corp (a) (k)	3	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Foxo Technologies Inc. (a)	11	—
Gesher Acquisition Corp. II (a)	2	1
Getaround Operating, Inc. (a) (k)	5	—
GIBO Holdings Ltd. (a)	2	—
Goal Acquisitions Corp. (a) (k)	119	1
Graf Global Corp. (a)	2	1
Grove Collaborative Holdings, Inc. (a)	5	—
iLearningEngines, Inc. (a) (k)	16	—
Jaws Mustang Acquisition Corp. (a)	8	—
LeddarTech Holdings Inc. (a)	37	—
Live Oak Acquisition Corp V (a)	2	1
Movella Holdings Inc. (a) (k)	5	—
Newbury Street Acquisition Corporation (a)	4	1
Newbury Street Acquisition Corporation (a) (k)	13	—
NewHold Investment Corp. III (a)	2	1
Roman DBDR Acquisition Corp. II (a)	3	1
Slam Corp. (a)	10	—
Stellar V Capital Corp. (a)	2	1
Target Global Acquisition I Corp. (a) (k)	4	—
Tevogen Bio Holdings Inc. (a)	3	—
Titan Acquisition Corp (a)	4	1
Veea Inc. (a)	5	—
Volato Group, Inc. (a)	5	—
Voyager Acquisition Corp. (a)	4	1
XBP Global Holdings, Inc. (a)	6	—
Zapp Electric Vehicles Group Limited (a)	5	—
Zeo Energy Corp. (a)	2	—
Total Warrants (cost $184)		16
SHORT TERM INVESTMENTS 7.0%
Investment Companies 7.0%
JNL Government Money Market Fund - Class I, 4.04% (n) (o)	3,289	3,289
Total Short Term Investments (cost $3,289)		3,289
Total Investments 95.6% (cost $44,368)		45,070
Total Securities Sold Short (12.2)% (proceeds $4,793)		(5,748)
Total Purchased Options 0.2% (cost $162)		96
Other Derivative Instruments (2.1)%		(973)
Other Assets and Liabilities, Net 18.5%		8,684
Total Net Assets 100.0%		47,129

(a) Non-income producing security.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) All or a portion of the security is subject to a written call option.

(d) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2025, the value and the percentage of net assets of these securities was $5,489 and 11.6% of the Fund.

(f) Convertible security.

(g) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(h) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(i) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(j) This senior floating rate interest will settle after September 30, 2025. If a reference rate and spread is presented, it will go into effect upon settlement.

(k) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(l) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(m) As of September 30, 2025, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(n) Investment in affiliate.

(o) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (12.2%)
COMMON STOCKS (12.2%)
Financials (6.0%)
Huntington Bancshares Incorporated	—	(3)
Rocket Companies, Inc. - Class A	(146)	(2,836)
		(2,839)
Information Technology (5.2%)
Palo Alto Networks, Inc.	(12)	(2,465)
Communication Services (0.7%)
Former Charter Communications Parent, Inc. - Class A	(1)	(308)
Energy (0.1%)
Western Midstream Partners, LP	(1)	(54)
Consumer Discretionary (0.1%)
Les Vetements de Sport Gildan Inc. - Class A	(1)	(44)
Industrials (0.1%)
Union Pacific Corporation	—	(38)
Total Common Stocks (proceeds $4,793)		(5,748)
Total Securities Sold Short (12.2%) (proceeds $4,793)		(5,748)

JNL/Westchester Capital Event Driven Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.04% - Class I	4,653	49,193	50,557	108	—	—	3,289	7.0

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL/Westchester Capital Event Driven Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
AMS-Osram AG, 2.13%, 11/03/27	05/19/25	1,369	1,456	3.1
Dye & Durham Limited, 3.75%, 03/01/26	11/06/24	251	252	0.5
		1,620	1,708	3.6

JNL/Westchester Capital Event Driven Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Options on Securities
Aptiv PLC	Put	70.00	10/17/25	60	420	—
Boeing Company, The	Put	150.00	10/17/25	8	120	—
Comcast Corporation	Put	30.00	10/17/25	206	618	6
CSX Corporation	Put	30.00	11/21/25	348	1,044	4
DuPont de Nemours, Inc.	Put	65.00	10/17/25	61	397	—
DuPont de Nemours, Inc.	Put	70.00	12/19/25	61	427	10
Honeywell International Inc.	Put	200.00	12/19/25	85	1,700	37
IAC Inc.	Put	30.00	10/17/25	131	393	1
IAC Inc.	Put	30.00	12/19/25	201	603	18
Keurig Dr Pepper Inc.	Put	24.00	10/17/25	351	842	4
Kraft Heinz Company, The	Put	20.00	11/21/25	340	680	2
SPDR S&P 500 ETF Trust	Put	625.00	10/17/25	35	2,188	4
Teck Resources Limited	Put	35.00	10/17/25	379	1,327	—
Warner Bros. Discovery, Inc.	Put	14.00	11/21/25	131	183	4
Warner Bros. Discovery, Inc.	Put	10.00	11/21/25	350	350	3
Warner Bros. Discovery, Inc.	Put	12.00	12/19/25	131	157	3
						96

JNL/Westchester Capital Event Driven Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Options on Securities
Air Lease Corporation	Call	65.00	02/20/26	17	111	(1)
Aptiv PLC	Call	75.00	10/17/25	60	450	(69)
Boeing Company, The	Call	205.00	10/17/25	6	123	(8)
Comcast Corporation	Call	35.00	10/17/25	206	721	(1)
CSX Corporation	Call	35.00	11/21/25	348	1,218	(60)
DuPont de Nemours, Inc.	Call	82.50	12/19/25	61	503	(16)
Electronic Arts Inc.	Call	210.00	11/21/25	5	105	—
Electronic Arts Inc.	Call	210.00	03/20/26	5	105	—
Honeywell International Inc.	Call	220.00	12/19/25	85	1,870	(46)
IAC Inc.	Call	35.00	10/17/25	131	459	(8)
IAC Inc.	Call	35.00	12/19/25	201	704	(42)
Keurig Dr Pepper Inc.	Call	27.00	10/17/25	351	948	(7)
Kraft Heinz Company, The	Call	25.00	11/21/25	340	850	(61)
SPDR S&P 500 ETF Trust	Call	655.00	10/17/25	13	852	(20)
SPDR S&P 500 ETF Trust	Put	600.00	10/17/25	22	1,320	(1)
Teck Resources Limited	Call	39.00	10/17/25	171	667	(88)
Teck Resources Limited	Call	38.00	10/17/25	208	790	(126)
TEGNA Inc.	Call	22.00	12/19/25	29	64	(1)
Warner Bros. Discovery, Inc.	Call	12.00	11/21/25	350	420	(249)
Warner Bros. Discovery, Inc.	Call	17.00	12/19/25	261	444	(95)
Warner Bros. Discovery, Inc.	Call	15.00	12/19/25	131	197	(67)
Western Midstream Partners, LP	Call	40.00	10/17/25	1	4	—
Western Midstream Partners, LP	Call	40.00	11/21/25	5	20	—
						(966)

JNL/Westchester Capital Event Driven Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
JPY/USD	GSC	10/15/25	JPY	41,778	283	—
USD/CAD	JPM	11/14/25	CAD	(336)	(242)	2
USD/CAD	JPM	12/18/25	CAD	(354)	(255)	3
USD/EUR	GSC	10/20/25	EUR	(445)	(523)	(8)
USD/EUR	GSC	10/20/25	EUR	(42)	(49)	—
USD/EUR	GSC	11/05/25	EUR	(548)	(647)	(21)
USD/EUR	GSC	11/05/25	EUR	(357)	(416)	1
USD/EUR	GSC	12/15/25	EUR	(248)	(292)	(2)
USD/EUR	GSC	12/15/25	EUR	(8)	(10)	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL/Westchester Capital Event Driven Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/EUR	JPM	12/15/25	EUR	(16)	(19)	—
USD/EUR	GSC	12/16/25	EUR	(193)	(228)	(3)
USD/EUR	GSC	12/16/25	EUR	(126)	(148)	—
USD/EUR	JPM	12/17/25	EUR	(1,235)	(1,456)	(38)
USD/GBP	GSC	12/17/25	GBP	(230)	(310)	(4)
USD/GBP	GSC	12/17/25	GBP	(97)	(131)	—
USD/GBP	GSC	12/18/25	GBP	(772)	(1,040)	7
USD/JPY	GSC	10/15/25	JPY	(41,778)	(283)	3
					(5,766)	(60)

JNL/Westchester Capital Event Driven Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
Equity
ABIOMED, Inc.‡ (MT)	OBFR +0.00% (M)	BOA	01/03/26 ††	—	—	2
Bristol-Myers Squibb Company‡ (MT)	1M LIBOR +0.00% (Q)	BOA	12/27/25 ††	—	—	19
Chart Industries, Inc. (MT)	OBFR +0.61% (Q)	GSC	08/11/26 ††	1,449	—	9
Covestro AG (MT)	OBFR +0.61% (Q)	GSC	12/02/25 ††	851	—	36
CyberArk Software Ltd. (MT)	OBFR +0.61% (M)	GSC	08/11/26 ††	1,391	—	284
Frontier Communications Parent, Inc. (MT)	OBFR +0.61% (Q)	GSC	06/06/26 ††	2,199	—	43
Honeywell International Inc. (MT)	OBFR +0.61% (Q)	GSC	02/10/26 ††	1,211	—	8
IAC Inc. (MT)	OBFR +0.61% (Q)	GSC	03/11/26 ††	929	—	(34)
Just Eat Takeaway.Com N.V. (MT)	OBFR +0.61% (Q)	GSC	04/07/26 ††	991	—	66
Just Group PLC (MT)	OBFR +0.85% (Q)	GSC	08/01/26 ††	419	—	6
Kellanova (MT)	OBFR +0.61% (M)	GSC	09/22/26 ††	2,868	—	34
Kraft Heinz Company, The (MT)	OBFR +0.61% (Q)	GSC	09/12/26 ††	663	—	(13)
Mr. Cooper Group Inc. (MT)	OBFR +0.61% (Q)	GSC	07/08/26 ††	64	—	30
Saba Capital Income & Opportunities Fund (MT)	OBFR +1.21% (M)	GSC	05/20/26 ††	38	—	2
Spectris PLC (MT)	OBFR +0.61% (Q)	GSC	07/01/26 ††	1,019	—	2
TEGNA Inc. (MT)	OBFR +0.61% (Q)	GSC	09/12/26 ††	383	—	(13)
Vivendi SE (MT)	OBFR +0.61% (Q)	GSC	06/23/26 ††	522	—	4
Cantaloupe, Inc. (MT)	OBFR +0.38% (Q)	JPM	09/16/26 ††	247	—	(6)
Chart Industries, Inc. (MT)	OBFR +0.38% (Q)	JPM	09/17/26 ††	530	—	1
Honeywell International Inc. (MT)	OBFR +0.38% (Q)	JPM	09/17/26 ††	570	—	(2)
Teck Resources Limited (MT)	OBFR +0.38% (Q)	JPM	09/16/26 ††	973	—	43
Vivendi SE (MT)	OBFR +0.55% (Q)	JPM	12/30/25 ††	14	—	5
					—	526
Total return swap agreements - paying return
Equity
Anglo American PLC (MT)	OBFR -0.35% (Q)	GSC	09/25/26 ††	(54)	—	(3)
Boeing Company, The (MT)	OBFR -0.35% (Q)	GSC	07/30/26 ††	(226)	—	10
Huntington Bancshares Incorporated (MT)	OBFR -0.35% (Q)	GSC	07/30/26 ††	(149)	—	(6)
Les Vetements de Sport Gildan Inc. (MT)	OBFR -0.35% (Q)	GSC	08/19/26 ††	(208)	—	(6)
Omnicom Group Inc. (MT)	OBFR -0.35% (Q)	GSC	01/03/26 ††	(1,196)	—	(44)
Pan American Silver Corp. (MT)	OBFR -0.35% (Q)	GSC	10/30/25 ††	(532)	—	(293)
Rocket Companies, Inc. (MT)	OBFR -10.97% (Q)	GSC	07/08/26 ††	(66)	—	(29)
Universal Music Group N.V. (MT)	OBFR -0.27% (Q)	GSC	08/01/26 ††	(260)	—	(9)
Western Midstream Partners, LP (MT)	OBFR -2.24% (Q)	GSC	08/22/26 ††	(48)	—	(1)
Anglo American PLC (MT)	OBFR -0.35% (Q)	JPM	09/26/26 ††	(154)	—	(8)
Former Charter Communications Parent, Inc. (MT)	OBFR -0.25% (Q)	JPM	09/15/26 ††	(555)	—	(24)
Huntington Bancshares Incorporated (MT)	OBFR -0.25% (Q)	JPM	09/15/26 ††	(66)	—	1
Palo Alto Networks, Inc. (MT)	OBFR -0.25% (Q)	JPM	08/20/26 ††	(43)	—	(5)
Rocket Companies, Inc. (MT)	OBFR -9.88% (Q)	JPM	07/23/26 ††	(80)	—	(20)
Union Pacific Corporation (MT)	OBFR -0.25% (Q)	JPM	08/25/26 ††	(508)	—	(36)
Western Midstream Partners, LP (MT)	OBFR -3.84% (Q)	JPM	08/14/26 ††	(15)	—	—
					—	(473)

‡Total Return Swap fair valued in good faith in accordance with the procedures approved by the JNL Series Trust’s Board of Trustees and classified as Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See “Fair Value Measurements” in the Notes to Schedules of Investments.

††For this swap agreement, the expiration date represents the termination date, which is generally 13 months from the effective date. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Westchester Capital Event Driven Fund
Assets - Securities
Common Stocks	24,455	3,017	—	27,472
Corporate Bonds And Notes	—	7,787	—	7,787
Senior Floating Rate Instruments	—	2,913	—	2,913
Investment Companies	1,384	—	—	1,384
Other Equity Interests	—	—	1,070	1,070
Preferred Stocks	692	—	—	692
Non-U.S. Government Agency Asset-Backed Securities	—	226	—	226
Rights	166	—	55	221
Warrants	15	—	1	16
Short Term Investments	3,289	—	—	3,289
	30,001	13,943	1,126	45,070
Liabilities - Securities
Common Stocks	(5,748)	—	—	(5,748)
	(5,748)	—	—	(5,748)
Assets - Investments in Other Financial Instruments[1]
Exchange Traded Purchased Options	96	—	—	96
Open Forward Foreign Currency Contracts	—	16	—	16
OTC Total Return Swap Agreements	—	584	21	605
	96	600	21	717
Liabilities - Investments in Other Financial Instruments[1]
Exchange Traded Written Options	(966)	—	—	(966)
Open Forward Foreign Currency Contracts	—	(76)	—	(76)
OTC Total Return Swap Agreements	—	(552)	—	(552)
	(966)	(628)	—	(1,594)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL/William Blair International Leaders Fund
COMMON STOCKS 98.0%
United Kingdom 11.4%
3i Group PLC	402	22,141
BAE Systems PLC	631	17,544
Compass Group PLC	314	10,697
Diploma PLC	103	7,332
Experian PLC	285	14,265
Halma Public Limited Company	337	15,684
London Stock Exchange Group PLC	100	11,456
Unilever PLC	243	14,383
		113,502
Taiwan 9.5%
Accton Technology Corporation	487	16,783
Hon Hai Precision Industry Co., Ltd.	3,998	28,423
Taiwan Semiconductor Manufacturing Company Limited	1,159	50,078
		95,284
China 8.2%
BYD Company Limited - Class H	722	10,237
NetEase, Inc.	325	9,847
Tencent Holdings Limited	425	36,174
Trip.com Group Limited	225	16,993
Xiaomi Corporation (a) (b)	1,299	9,008
		82,259
Japan 7.8%
ASICS Corporation	584	15,293
Hitachi, Ltd.	408	10,790
IHI Corporation	844	15,738
Pan Pacific International Holdings Corporation	1,412	9,304
Sumitomo Mitsui Financial Group, Inc.	573	16,108
Tokio Marine Holdings, Inc.	247	10,463
		77,696
Italy 7.2%
ENEL - SPA	2,101	19,948
Ferrari N.V.	25	12,121
Prysmian S.p.A.	208	20,726
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A.	249	18,959
		71,754
Canada 5.5%
Constellation Software Inc.	3	8,766
Dollarama Inc.	124	16,388
Intact Financial Corporation	71	13,836
Royal Bank of Canada	108	15,911
		54,901
France 5.4%
L'Air Liquide, societe anonyme pour l'Etude et l'Exploitation des procedes Georges Claude	86	17,845
Safran	57	20,282
VINCI	114	15,900
		54,027
Switzerland 5.4%
ABB Ltd - Class N	235	16,961
Lonza Group AG	22	14,742
Sandoz Group AG	368	21,891
		53,594
Germany 5.2%
Heidelberg Materials AG	97	21,974
Rheinmetall Aktiengesellschaft	8	17,989
SAP SE	44	11,742
		51,705
South Korea 5.1%
Samsung Electronics Co., Ltd.	251	15,073
SK Hynix Inc.	143	35,609
		50,682
Spain 4.0%
Banco Bilbao Vizcaya Argentaria, S.A.	1,120	21,588
Iberdrola, Sociedad Anonima	983	18,630
		40,218
Hong Kong 3.7%
AIA Group Limited	2,018	19,280
Hong Kong Exchanges and Clearing Limited	308	17,513
		36,793
India 3.5%
Bharat Electronics Limited	2,778	12,697
Bharti Airtel Limited	437	9,265
ICICI Bank Limited	863	13,096
		35,058
Netherlands 2.4%
ASML Holding N.V.	21	20,490
Euronext N.V. (b)	22	3,292
		23,782
Singapore 2.3%
Sea Limited - Class A - ADR (a)	129	22,983
United States of America 1.9%
Brookfield Asset Management Ltd. - Class A	235	13,394
Flutter Entertainment Public Limited Company (a)	22	5,476
		18,870
Argentina 1.8%
MercadoLibre, Inc. (a)	8	18,151
Brazil 1.6%
NU Holdings Ltd. - Class A (a)	1,019	16,317
Belgium 1.5%
UCB	52	14,449
Australia 1.4%
Aristocrat Leisure Limited	174	8,085
Pro Medicus Limited	28	5,664
		13,749
Sweden 1.3%
Spotify Technology S.A. (a)	18	12,783
Peru 1.0%
Credicorp Ltd.	38	10,199
Austria 0.9%
Erste Group Bank AG	96	9,417
Total Common Stocks (cost $803,726)		978,173
PREFERRED STOCKS 0.8%
Switzerland 0.8%
Chocoladefabriken Lindt & Sprungli AG	1	8,219
Total Preferred Stocks (cost $7,495)		8,219
SHORT TERM INVESTMENTS 0.8%
Investment Companies 0.8%
JNL Government Money Market Fund - Class I, 4.04% (c) (d)	7,708	7,708
Total Short Term Investments (cost $7,708)		7,708
Total Investments 99.6% (cost $818,929)		994,100
Other Assets and Liabilities, Net 0.4%		4,099
Total Net Assets 100.0%		998,199

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

JNL/William Blair International Leaders Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.04% - Class I	7,245	256,651	256,188	358	—	—	7,708	0.8
JNL Government Money Market Fund, 4.14% - Class SL	4,177	100,718	104,895	107	—	—	—	—
	11,422	357,369	361,083	465	—	—	7,708	0.8

JNL/William Blair International Leaders Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Euronext N.V.	04/23/25	3,563	3,292	0.3
Xiaomi Corporation	06/25/25	9,423	9,008	0.9
		12,986	12,300	1.2

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/William Blair International Leaders Fund
Assets - Securities
Common Stocks	166,325	811,848	—	978,173
Preferred Stocks	—	8,219	—	8,219
Short Term Investments	7,708	—	—	7,708
	174,033	820,067	—	994,100

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL/WMC Balanced Fund
COMMON STOCKS 65.8%
Information Technology 22.6%
Amphenol Corporation - Class A	438	54,149
Apple Inc.	1,672	425,645
Broadcom Inc.	514	169,741
Corning Incorporated	767	62,929
Figma, Inc. - Class A (a) (b)	16	830
Intuit Inc.	65	44,201
Jabil Inc.	159	34,438
Micron Technology, Inc.	271	45,338
Microsoft Corporation	927	480,189
NVIDIA Corporation	2,848	531,316
Oracle Corporation	175	49,346
Palantir Technologies Inc. - Class A (a)	129	23,519
ServiceNow, Inc. (a)	61	56,175
Snowflake Inc. - Class A (a)	159	35,923
Teradyne, Inc.	143	19,738
Texas Instruments Incorporated	353	64,909
Unity Software Inc. (a)	143	5,714
Via Transportation, Inc. - Class A (a)	136	6,534
		2,110,634
Financials 9.9%
American Express Company	210	69,620
Arthur J. Gallagher & Co.	142	43,873
Bank of America Corporation	720	37,158
Charles Schwab Corporation, The	520	49,665
Goldman Sachs Group, Inc., The	67	53,048
Intercontinental Exchange, Inc.	52	8,837
JPMorgan Chase & Co.	261	82,408
KKR & Co. Inc. - Class A	320	41,606
MasterCard Incorporated - Class A	154	87,453
Morgan Stanley	236	37,481
Nasdaq, Inc.	1,256	111,122
S&P Global Inc.	97	47,229
UBS Group AG	1,771	73,141
Wells Fargo & Company	2,228	186,749
		929,390
Consumer Discretionary 6.8%
Amazon.com, Inc. (a)	1,244	273,054
Home Depot, Inc., The	82	33,179
Marriott International, Inc. - Class A	242	62,981
McDonald's Corporation	123	37,506
MercadoLibre, Inc. (a)	5	12,047
O'Reilly Automotive, Inc. (a)	418	45,106
Tesla Inc. (a)	164	72,854
TJX Companies, Inc., The	397	57,353
Tractor Supply Company	734	41,726
		635,806
Communication Services 6.5%
Alphabet Inc. - Class A	1,381	335,747
Meta Platforms, Inc. - Class A	237	174,324
Netflix, Inc. (a)	33	39,007
T-Mobile US, Inc.	231	55,258
		604,336
Health Care 5.8%
Abbott Laboratories	464	62,083
AbbVie Inc.	211	48,913
AstraZeneca PLC - ADR	711	54,517
Eli Lilly and Company	128	97,714
Gilead Sciences, Inc.	371	41,192
GSK PLC - ADR	172	7,425
Haleon PLC	13,739	61,385
HCA Healthcare, Inc.	108	45,968
Merck & Co., Inc.	518	43,500
Thermo Fisher Scientific Inc.	75	36,560
UnitedHealth Group Incorporated	127	43,920
		543,177
Consumer Staples 3.5%
British American Tobacco P.L.C.	1,232	65,452
Coca-Cola Company, The	883	58,548
Kroger Co., The	1,017	68,523
Performance Food Group Company (a)	167	17,357
Philip Morris International Inc.	286	46,343
Unilever PLC	930	54,974
US Foods Holding Corp. (a)	242	18,513
		329,710
Industrials 3.1%
Boeing Company, The (a)	277	59,732
Caterpillar Inc.	168	80,072
Johnson Controls International Public Limited Company	313	34,444
PACCAR Inc	272	26,757
Parker-Hannifin Corporation	52	39,770
Republic Services, Inc.	228	52,224
		292,999
Energy 2.6%
Exxon Mobil Corporation	553	62,366
Marathon Petroleum Corporation	196	37,715
Targa Resources Corp.	375	62,831
Williams Companies, Inc., The	1,203	76,220
		239,132
Utilities 1.8%
Duke Energy Corporation	438	54,190
NextEra Energy, Inc.	497	37,503
Sempra	892	80,307
		172,000
Materials 1.6%
Anglo American PLC	1,155	43,445
Freeport-McMoRan Inc.	955	37,453
Linde Public Limited Company	126	59,830
Teck Resources Limited - Class B	188	8,253
		148,981
Real Estate 1.6%
Simon Property Group, Inc.	398	74,701
Welltower Inc.	414	73,666
		148,367
Total Common Stocks (cost $4,442,151)		6,154,532
GOVERNMENT AND AGENCY OBLIGATIONS 25.3%
U.S. Treasury Note 10.7%
Treasury, United States Department of
4.13%, 10/31/26 - 05/31/32	125,866	127,266
4.63%, 11/15/26 - 02/15/35	49,116	50,849
1.25%, 11/30/26 - 06/30/28	26,142	25,353
4.25%, 11/30/26 - 05/15/35	140,166	142,142
4.38%, 12/15/26 - 01/31/32	17,805	18,050
4.00%, 01/15/27 - 07/31/32	106,921	107,915
3.88%, 03/31/27 - 08/31/32	150,392	150,980
3.75%, 04/30/27 - 08/31/31	142,306	142,620
2.63%, 05/31/27	2,390	2,350
3.63%, 08/31/27 - 09/30/31	127,341	127,029
3.50%, 01/31/28 - 09/30/29	28,122	27,957
2.88%, 08/15/28	625	612
3.38%, 09/15/28	14,850	14,749
4.50%, 05/31/29 - 12/31/31	24,128	24,839
4.25%, 08/15/35 (b)	37,040	37,342
		1,000,053
Mortgage-Backed Securities 9.2%
Federal Home Loan Mortgage Corporation
4.00%, 09/01/26 - 07/01/49	1,205	1,170
7.00%, 11/01/30 - 06/01/31	6	6
2.50%, 12/01/31 - 04/01/52	54,447	46,954
4.50%, 01/01/38 - 08/01/52	15,362	15,072
6.00%, 12/01/39 - 11/01/53	15,056	15,422
5.50%, 06/01/40 - 09/01/53	46,905	47,645
2.00%, 11/01/41 - 04/01/52	68,714	56,336
3.00%, 11/01/46 - 12/01/46	9,145	8,308
5.00%, 08/01/52 - 11/01/53	29,627	29,581
6.50%, 11/01/53	12,775	13,244
Federal National Mortgage Association, Inc.
3.50%, 03/01/26 - 06/01/52	21,743	20,127
4.00%, 09/01/26 - 10/01/52	24,499	23,285
4.50%, 01/01/27 - 11/01/52	23,966	23,771
3.00%, 05/01/27 - 10/01/51	29,901	26,881

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
7.50%, 09/01/29	1	1
4.60%, 04/01/30	15,263	15,541
2.50%, 05/01/30 - 03/01/52	46,744	40,227
4.47%, 05/01/30	12,759	12,917
4.22%, 08/01/30 - 09/01/30	26,226	26,325
4.34%, 08/01/30	12,538	12,651
4.42%, 08/01/30	14,427	14,609
4.24%, 09/01/30	14,759	14,813
4.83%, 10/01/30	14,900	15,330
7.00%, 10/01/33	8	9
5.50%, 03/01/38 - 08/01/53	24,838	25,349
6.50%, 10/01/38 - 10/01/39	36	38
5.00%, 07/01/40 - 04/01/55	9,907	9,872
TBA, 5.00%, 10/15/40 (c)	41,579	42,018
2.00%, 04/01/41 - 09/01/51	75,253	62,229
1.50%, 11/01/41	6,675	5,595
6.00%, 09/01/53 - 07/01/54	39,025	40,011
TBA, 2.50%, 10/15/55 (c)	9,951	8,383
TBA, 3.00%, 10/15/55 (c)	12,437	10,924
TBA, 5.50%, 10/15/55 - 11/15/55 (c)	15,785	15,911
Government National Mortgage Association
6.50%, 04/15/26	—	—
6.00%, 01/15/33 - 04/15/40	1,166	1,221
7.00%, 01/15/33 - 05/15/33	2	2
5.50%, 05/20/33	6	6
5.00%, 06/20/33 - 06/15/39	663	674
4.50%, 06/15/40 - 06/20/52	6,205	6,066
4.00%, 01/15/41 - 08/20/52	21,438	20,366
2.00%, 12/20/50 - 02/20/51	22,141	18,325
2.50%, 03/20/51 - 12/20/52	32,606	28,107
3.00%, 07/20/51 - 03/20/52	14,083	12,593
3.50%, 01/20/52 - 03/20/52	27,543	25,276
TBA, 2.00%, 10/15/55 (c)	9,350	7,733
TBA, 2.50%, 10/15/55 (c)	24,494	21,084
TBA, 3.00%, 10/15/55 (c)	7,982	7,129
TBA, 5.50%, 10/15/55 (c)	10,704	10,783
		859,920
U.S. Treasury Bond 4.1%
Treasury, United States Department of
1.75%, 08/15/41	2,495	1,692
3.25%, 05/15/42	1,826	1,534
3.38%, 08/15/42	18,040	15,363
4.00%, 11/15/42 - 11/15/52	29,387	26,492
3.88%, 02/15/43 - 05/15/43	23,408	21,220
4.38%, 08/15/43	12,287	11,857
4.75%, 11/15/43 - 08/15/55	84,672	85,096
4.50%, 02/15/44 - 11/15/54	15,199	14,699
4.63%, 05/15/44 - 02/15/55	37,052	36,534
4.63%, 11/15/44 (d)	12,022	11,912
2.50%, 02/15/45	25,397	18,183
5.00%, 05/15/45	27,820	28,895
2.88%, 08/15/45 - 05/15/52	29,354	21,441
4.88%, 08/15/45	3,028	3,095
2.50%, 05/15/46 (d)	28,515	20,033
3.00%, 05/15/47	5,470	4,162
2.75%, 08/15/47 - 11/15/47	21,494	15,543
2.38%, 05/15/51	8,510	5,473
3.63%, 02/15/53 - 05/15/53	28,786	23,782
4.13%, 08/15/53	7,940	7,176
4.25%, 02/15/54	6,464	5,966
		380,148
Collateralized Mortgage Obligations 0.4%
Connecticut Avenue Securities Trust 2021-R01
Series 2021-1M2-R01, REMIC, 5.91%, (SOFR 30-Day Average + 1.55%), 10/25/41 (e)	828	831
Federal Home Loan Mortgage Corporation
Series 2019-MA-3, REMIC, 3.50%, 07/25/26	1,271	1,221
Series JM-4165, REMIC, 3.50%, 09/15/41	304	301
Series ZP-3967, REMIC, 4.00%, 09/15/41	3,640	3,510
Series AH-4143, REMIC, 1.75%, 09/15/42	2,547	2,413
Series DJ-4322, REMIC, 3.00%, 05/15/43	246	242
Series CZ-4809, REMIC, 4.00%, 07/15/48	3,853	3,602
Series DP-5170, REMIC, 2.00%, 07/25/50	7,076	6,238
Series 2021-MTU-1, REMIC, 2.50%, 09/25/60	9,942	8,212
Federal National Mortgage Association, Inc.
Series 2016-2M2-C03, 10.37%, (SOFR 30-Day Average + 6.01%), 10/25/28 (e)	197	202
Series 2015-HP-28, REMIC, 3.50%, 06/25/44	506	500
Series 2014-ZC-95, REMIC, 3.00%, 01/25/45	2,912	2,679
Series 2020-HC-27, REMIC, 1.50%, 10/25/49	3,629	2,856
Government National Mortgage Association
Series 2005-HC-74, REMIC, 7.50%, 09/16/35	1	1
Series 2021-KA-215, REMIC, 2.50%, 10/20/49	9,505	8,391
		41,199
Municipal 0.4%
Chicago Transit Authority
6.90%, 12/01/40	615	687
Dallas-Fort Worth International Airport Facility Improvement Corporation
4.09%, 11/01/51	300	250
Golden State Tobacco Securitization Corporation
3.00%, 06/01/46	590	528
Grand Parkway Transportation Corporation
5.18%, 10/01/42	220	221
Illinois Municipal Electric Agency
6.83%, 02/01/35	1,315	1,358
Illinois, State of
5.10%, 06/01/33	18,241	18,556
Metropolitan Transportation Authority
6.20%, 11/15/26	75	76
6.81%, 11/15/40	2,350	2,608
5.18%, 11/15/49	100	92
Municipal Electric Authority of Georgia
6.64%, 04/01/57	4,777	5,235
Oregon School Boards Association
4.76%, 06/30/28	173	175
Philadelphia, City of
6.55%, 10/15/28	5,225	5,548
Texas Natural Gas Securitization Finance Corporation
5.10%, 04/01/35	4,193	4,320
5.17%, 04/01/41	1,250	1,273
		40,927
Sovereign 0.3%
Gobierno Federal de los Estados Unidos Mexicanos
6.75%, 09/27/34	7,788	8,529
Government of Saudi Arabia
5.38%, 01/13/31 (f)	11,210	11,706
Israel, State of
5.38%, 03/12/29	8,850	9,078
		29,313
Commercial Mortgage-Backed Securities 0.2%
Federal Home Loan Mortgage Corporation
Series A2-K758, REMIC, 4.68%, 10/25/31 (e)	4,300	4,402
Series A2-K142, REMIC, 2.40%, 03/25/32	8,300	7,479
Series A2-K157, REMIC, 3.99%, 05/25/33 (e)	4,775	4,724
		16,605
Total Government And Agency Obligations (cost $2,416,560)		2,368,165
CORPORATE BONDS AND NOTES 7.8%
Financials 3.3%
ACE Capital Trust II
9.70%, 04/01/30	525	632
American Express Company
4.92%, 07/20/33	7,330	7,462
5.67%, 04/25/36	4,785	5,055
Athene Global Funding
5.58%, 01/09/29 (f)	11,485	11,869
5.38%, 01/07/30 (f)	15,711	16,197
Athene Holding Ltd
6.63%, 05/19/55	1,510	1,616
Bank of America Corporation
4.95%, 07/22/28	7,648	7,758
5.82%, 09/15/29	3,858	4,034
3.19%, 07/23/30	2,210	2,128
5.16%, 01/24/31	6,833	7,052
5.02%, 07/22/33	2,522	2,579

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
5.51%, 01/24/36	5,706	5,965
BPCE
6.61%, 10/19/27 (f)	2,803	2,866
5.88%, 01/14/31 (f)	8,045	8,407
5.39%, 05/28/31 (f)	6,120	6,277
Brighthouse Financial, Inc.
5.65%, 06/10/29 (f)	10,728	11,017
Citigroup Inc.
4.95%, 05/07/31	6,534	6,656
4.50%, 09/11/31	3,520	3,521
5.17%, 09/11/36	2,205	2,228
Commonwealth Bank of Australia
5.07%, 09/14/28 (f)	13,220	13,654
Enel Finance International N.V.
4.13%, 09/30/28 (f)	2,940	2,933
5.00%, 09/30/35 (f)	2,635	2,596
Equitable Financial Life Global Funding
3.95%, 09/15/27 (f)	2,225	2,221
4.70%, 09/15/32 (f)	1,245	1,239
F&G Global Funding
5.88%, 06/10/27 (f)	1,640	1,683
4.65%, 09/08/28 (f)	1,445	1,450
Federal National Mortgage Association, Inc.
4.25%, 09/01/30 (g)	14,655	14,653
Fortitude Global Funding
4.63%, 10/06/28 (f)	5,565	5,569
GA Global Funding Trust
5.90%, 01/13/35 (f)	8,943	9,285
HSBC Holdings PLC
4.90%, 03/03/29 (h)	4,020	4,070
5.24%, 05/13/31 (h)	5,065	5,214
5.74%, 09/10/36	4,090	4,160
JPMorgan Chase & Co.
5.04%, 01/23/28	7,675	7,762
5.14%, 01/24/31	5,180	5,351
5.10%, 04/22/31 (b)	7,381	7,624
4.91%, 07/25/33	5,055	5,161
5.57%, 04/22/36 (b)	4,785	5,049
Liberty Mutual Group Inc.
4.57%, 02/01/29 (f)	4,478	4,504
Liberty Mutual Insurance Company
7.88%, 10/15/26 (f)	475	492
Morgan Stanley
4.65%, 10/18/30	7,095	7,172
Morgan Stanley Private Bank, National Association
4.73%, 07/18/31	5,035	5,108
NLG Global Funding
4.35%, 09/15/30 (f)	5,395	5,344
Omnis Funding Trust
6.72%, 05/15/55 (f)	5,489	5,922
Pricoa Global Funding I
5.35%, 05/28/35 (f)	2,205	2,286
Protective Life Global Funding
4.80%, 06/05/30 (f)	2,785	2,836
5.43%, 01/14/32 (f)	7,640	7,954
RGA Global Funding
4.35%, 08/25/28 (f)	9,075	9,084
5.00%, 08/25/32 (f)	2,045	2,059
Sammons Financial Group, Inc.
4.95%, 06/12/30 (f)	18,890	19,165
Synchrony Financial
5.02%, 07/29/29	1,650	1,664
6.00%, 07/29/36	1,125	1,148
Wells Fargo & Company
5.71%, 04/22/28	7,471	7,645
6.30%, 10/23/29	8,770	9,287
5.24%, 01/24/31	7,430	7,687
		312,350
Energy 0.9%
Columbia Pipelines Holding Company LLC
6.04%, 08/15/28 (f)	7,084	7,393
5.10%, 10/01/31 (f)	3,375	3,427
5.68%, 01/15/34 (f)	1,635	1,686
Columbia Pipelines Operating Company LLC
5.93%, 08/15/30 (f)	1,975	2,090
6.50%, 08/15/43 (f)	3,557	3,792
Energy Transfer LP
6.20%, 04/01/55	2,354	2,366
Enterprise Products Operating LLC
5.20%, 01/15/36	5,375	5,467
Gray Oak Pipeline, LLC
2.60%, 10/15/25 (f)	2,861	2,859
3.45%, 10/15/27 (f)	465	458
GreenSaif Pipelines Bidco S.a r.l.
5.85%, 02/23/36 (f)	5,145	5,404
6.10%, 08/23/42 (f)	8,390	8,834
ONEOK, Inc.
5.63%, 01/15/28 (f)	7,569	7,734
Saudi Arabian Oil Company
5.38%, 06/02/35 (f)	10,380	10,733
6.38%, 06/02/55 (f)	5,910	6,297
Whistler Pipeline LLC
5.40%, 09/30/29 (f)	7,826	8,060
5.70%, 09/30/31 (f)	5,415	5,633
		82,233
Utilities 0.8%
Alabama Power Company
5.10%, 04/02/35	990	1,012
Arizona Public Service Company
3.75%, 05/15/46	2,750	2,126
5.90%, 08/15/55	2,975	3,045
Duke Energy Corporation
4.95%, 09/15/35	1,890	1,878
5.70%, 09/15/55	2,370	2,355
FirstEnergy Corp.
4.85%, 07/15/47 (i) (j)	1,525	1,350
Georgia Power Company
4.75%, 09/01/40	1,085	1,034
5.13%, 05/15/52	3,871	3,690
Metropolitan Edison Company
5.20%, 04/01/28 (f)	390	399
Ohio Edison Company
4.95%, 12/15/29 (f)	885	905
Pennsylvania Electric Company
5.15%, 03/30/26 (f)	305	307
PG&E Corporation
4.75%, 02/15/44	2,565	2,199
4.95%, 07/01/50	8,685	7,472
Public Service Company of Oklahoma
5.45%, 01/15/36	7,605	7,771
Sempra
4.13%, 04/01/52	6,298	6,148
Southern California Edison Company
4.65%, 10/01/43	5,325	4,535
4.00%, 04/01/47	6,103	4,610
6.20%, 09/15/55	320	323
Southern Company Gas Capital Corporation
5.10%, 09/15/35	2,505	2,512
Texas Electric Market Stabilization Funding N LLC
4.27%, 08/01/34 (f)	6,375	6,358
The Cleveland Electric Illuminating Company
3.50%, 04/01/28 (f)	9,400	9,225
Trans-Allegheny Interstate Line Company
5.00%, 01/15/31 (f)	900	923
Virginia Electric and Power Company
4.90%, 09/15/35	1,640	1,632
5.60%, 09/15/55	1,440	1,436
		73,245
Real Estate 0.5%
Crown Castle Inc.
5.00%, 01/11/28	7,635	7,743
Extra Space Storage LP
4.95%, 01/15/33	1,825	1,836
5.40%, 06/15/35	12,777	13,036
GLP Financing, LLC
3.25%, 01/15/32	12,225	10,992
5.25%, 02/15/33	4,370	4,377

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Healthpeak OP, LLC
4.75%, 01/15/33	8,785	8,729
Kilroy Realty, L.P.
5.88%, 10/15/35	3,525	3,570
Kite Realty Group, L.P.
5.20%, 08/15/32	1,055	1,088
		51,371
Materials 0.5%
Anglo American Capital PLC
4.75%, 04/10/27 (f)	4,350	4,381
4.50%, 03/15/28 (f)	3,266	3,285
2.63%, 09/10/30 (f)	13,808	12,666
Glencore Funding LLC
5.37%, 04/04/29 (f)	4,385	4,519
6.38%, 10/06/30 (f)	18,674	20,167
5.89%, 04/04/54 (f)	2,456	2,485
6.14%, 04/01/55 (f)	1,415	1,483
		48,986
Information Technology 0.5%
Broadcom Inc.
4.60%, 07/15/30	7,805	7,921
Constellation Software Inc.
5.46%, 02/16/34 (f)	6,185	6,317
Foundry JV Holdco LLC
5.90%, 01/25/30 - 01/25/33 (f)	4,313	4,550
6.20%, 01/25/37 (f)	8,619	9,220
Intel Corporation
4.60%, 03/25/40	10,760	9,783
5.60%, 02/21/54 (b)	1,731	1,663
Synopsys, Inc.
5.00%, 04/01/32	6,630	6,778
		46,232
Consumer Staples 0.5%
B.A.T Capital Corporation
4.63%, 03/22/33	3,910	3,868
JBS USA Food Company
3.00%, 05/15/32	1,885	1,686
5.75%, 04/01/33	12,269	12,817
JBS USA Holding Lux S.a r.l.
5.95%, 04/20/35 (f)	1,594	1,676
6.25%, 03/01/56 (f)	4,425	4,536
6.38%, 04/15/66 (f)	3,310	3,406
JBS USA Lux S.A.
6.75%, 03/15/34	13,790	15,249
		43,238
Communication Services 0.4%
AT&T Inc.
4.55%, 11/01/32	7,160	7,128
5.55%, 11/01/45	7,285	7,219
Charter Communications Operating, LLC
5.05%, 03/30/29	7,442	7,537
5.85%, 12/01/35	445	449
3.50%, 03/01/42	5,800	4,180
4.80%, 03/01/50	3,100	2,455
3.90%, 06/01/52	7,980	5,390
5.25%, 04/01/53	5,172	4,320
		38,678
Health Care 0.2%
Mars, Incorporated
5.65%, 05/01/45 (f)	2,010	2,043
5.70%, 05/01/55 (f)	6,167	6,247
Providence St. Joseph Health
5.40%, 10/01/33	4,785	4,926
Sutter Health
2.29%, 08/15/30	820	750
Toledo Hospital, The
5.75%, 11/15/38	710	718
		14,684
Industrials 0.2%
Boeing Company, The
5.71%, 05/01/40 (j)	3,850	3,931
5.81%, 05/01/50 (j)	605	604
6.86%, 05/01/54 (j)	8,576	9,784
		14,319
Consumer Discretionary 0.0%
Spectrum Management Holding Company, LLC
6.55%, 05/01/37	435	452
7.30%, 07/01/38	285	311
6.75%, 06/15/39	285	298
		1,061
Total Corporate Bonds And Notes (cost $711,639)		726,397
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 1.3%
American Tower Trust #1
Series 2023-A-1, 5.49%, 03/15/28	12,460	12,666
Angel Oak Mortgage Trust 2019-6
Series 2019-A1-6, REMIC, 2.62%, 11/25/59 (e)	105	104
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Series 2015-A4-UBS7, REMIC, 3.71%, 09/17/48	73	73
BX Trust 2021-ARIA
Series 2021-B-ARIA, REMIC, 5.56%, (1 Month Term SOFR + 1.41%), 10/15/36 (e)	7,510	7,505
Castlelake Aircraft Structured Trust 2019-1
Series 2019-A-1A, 3.97%, 04/15/26 (i)	749	719
Castlelake Aircraft Structured Trust 2021-1
Series 2021-A-1A, 3.47%, 01/15/28 (i)	94	92
CF Hippolyta Issuer LLC
Series 2022-A1-1A, 5.97%, 02/15/27	2,462	2,377
Series 2021-A1-1A, REMIC, 1.53%, 03/15/26	2,448	2,028
CFMT 2021-AL1 Trust
Series 2021-B-AL1, REMIC, 1.39%, 09/22/31	633	629
DURST Commercial Mortgage Trust 2025-151
Series 2025-A-151, REMIC, 5.32%, 08/12/30 (e)	1,820	1,851
Enterprise Fleet Financing 2023-3, LLC
Series 2023-A2-3, 6.40%, 02/22/27	5,176	5,255
Flagstar Mortgage Trust 2018-3
Series 2018-A3-3INV, REMIC, 4.00%, 05/25/38	1,138	1,055
Flagstar Mortgage Trust 2021-9INV
Series 2021-A2-9INV, REMIC, 2.00%, 01/25/36 (e)	2,473	2,175
Home Partners of America 2021-2 Trust
Series 2021-B-2, 2.30%, 12/17/26	6,716	6,544
Horizon Aircraft Finance I Limited
Series 2018-A-1, 4.46%, 12/15/25 (i)	89	87
Horizon Aircraft Finance II Limited
Series 2019-A-1, 3.72%, 07/15/26 (i)	243	237
Horizon Aircraft Finance III Limited
Series 2019-A-2, 3.43%, 11/15/26 (f) (i)	803	765
Kubota Credit Owner Trust 2023-2
Series 2023-A3-2A, 5.28%, 05/17/27	5,801	5,850
Mach 1 Cayman Limited
Series 2019-A-1, 3.47%, 08/17/26 (f) (i)	176	172
Metlife Securitization Trust 2017-1
Series 2017-A-1A, REMIC, 3.00%, 06/25/26 (e)	433	417
Navient Private Education Refi Loan Trust 2023-A
Series 2023-A-A, 5.51%, 09/15/71	5,691	5,839
PRET 2025-RPL2 Trust
Series 2025-A1-RPL2, REMIC, 4.00%, 08/25/64 (i)	10,423	10,124
RFR Trust 2025-SGRM
Series 2025-A-SGRM, REMIC, 5.56%, 03/13/29 (e)	17,394	17,775
SBA Towers, LLC
Series 2020-2C-1, 1.88%, 01/15/26	1,520	1,509
Series 2021-C-211, 1.63%, 05/15/51	2,570	2,488
SCE Recovery Funding LLC
Series 2021-A-1-A, 0.86%, 11/15/31	1,551	1,391
Series 2021-A-2-A, 1.94%, 05/15/38	1,050	808
Series 2021-A-3-A, 2.51%, 11/15/43	605	415
Start II Ltd
Series 2019-A-1, 4.09%, 03/15/26	528	523
Towd Point Mortgage Trust 2017-4
Series 2017-A1-4, REMIC, 2.75%, 06/25/57 (e)	450	442
Towd Point Mortgage Trust 2018-1
Series 2018-A1-1, REMIC, 3.00%, 01/25/58 (e)	101	100

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
Toyota Lease Owner Trust 2025-B
Series 2025-A3-B, 3.96%, 11/20/28	6,720	6,709
United Airlines Class B Pass Through Certificates, Series 2018-1
Series 2018-B-1, 4.60%, 03/01/26	215	214
Volkswagen Auto Lease Trust 2024-A
Series 2024-A3-A, 5.21%, 10/20/26	5,090	5,136
Volkswagen Auto Lease Trust 2025-B
Series 2025-A3-B, 4.01%, 12/20/27	8,640	8,652
Wheels Fleet Lease Funding 1 LLC
Series 2023-A-2A, 6.46%, 01/19/27	3,312	3,359
Series 2024-A1-2A, 4.87%, 02/18/28	6,128	6,189
Total Non-U.S. Government Agency Asset-Backed Securities (cost $122,849)		122,274
SHORT TERM INVESTMENTS 0.7%
Investment Companies 0.6%
JNL Government Money Market Fund - Class I, 4.04% (k) (l)	53,125	53,125
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 4.14% (k) (l)	12,984	12,984
Total Short Term Investments (cost $66,109)		66,109
Total Investments 100.9% (cost $7,759,308)		9,437,477
Total Forward Sales Commitments (1.4)% (proceeds $131,398)		(131,152)
Other Derivative Instruments (0.0)%		(2)
Other Assets and Liabilities, Net 0.5%		48,335
Total Net Assets 100.0%		9,354,658

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2025.

(c) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2025, the total payable for investments purchased on a delayed delivery basis was $124,339.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2025, the value and the percentage of net assets of these securities was $349,050 and 3.7% of the Fund.

(g) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedules of Investments.

(h) Convertible security.

(i) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2025.

(j) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2025.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (1.4%)
GOVERNMENT AND AGENCY OBLIGATIONS (1.4%)
Mortgage-Backed Securities (1.4%)
Federal National Mortgage Association, Inc.
TBA, 4.50%, 10/15/40 (a)	(12,759)	(12,747)
TBA, 2.00%, 10/15/55 (a)	(26,145)	(21,088)
TBA, 3.50%, 10/15/55 (a)	(2,580)	(2,359)
TBA, 4.00%, 10/15/55 (a)	(5,041)	(4,753)
TBA, 4.50%, 10/15/55 (a)	(7,957)	(7,723)
TBA, 6.00%, 10/15/55 (a)	(21,707)	(22,180)
TBA, 4.00%, 11/15/55 (a)	(5,040)	(4,751)
TBA, 4.50%, 11/15/55 (a)	(7,950)	(7,713)
TBA, 5.00%, 11/15/55 (a)	(34,626)	(34,330)
Government National Mortgage Association
TBA, 4.00%, 10/15/55 (a)	(14,356)	(13,508)
Total Government And Agency Obligations (proceeds $131,398)		(131,152)
Total Forward Sales Commitments (1.4%) (proceeds $131,398)		(131,152)

(a) All or a portion of the security was sold on a delayed delivery basis. As of September 30, 2025, the total proceeds for investments sold on a delayed delivery basis was $131,398.

JNL/WMC Balanced Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.04% - Class I	146,648	1,429,755	1,523,278	3,561	—	—	53,125	0.6
JNL Government Money Market Fund, 4.14% - Class SL	4,290	124,000	115,306	177	—	—	12,984	0.1
	150,938	1,553,755	1,638,584	3,738	—	—	66,109	0.7

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WMC Balanced Fund
Assets - Securities
Common Stocks	5,856,135	298,397	—	6,154,532
Government And Agency Obligations	—	2,368,165	—	2,368,165
Corporate Bonds And Notes	—	711,744	14,653	726,397
Non-U.S. Government Agency Asset-Backed Securities	—	122,274	—	122,274
Short Term Investments	66,109	—	—	66,109
	5,922,244	3,500,580	14,653	9,437,477
Liabilities - Securities
Government And Agency Obligations	—	(131,152)	—	(131,152)
	—	(131,152)	—	(131,152)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL/WMC Equity Income Fund
COMMON STOCKS 96.8%
Financials 20.4%
American International Group, Inc.	207	16,286
Ares Management Corporation - Class A	36	5,832
Bank of America Corporation	624	32,171
Intercontinental Exchange, Inc.	59	9,900
JPMorgan Chase & Co.	83	26,067
M&T Bank Corporation	74	14,569
Marsh & Mclennan Companies, Inc.	58	11,630
MetLife, Inc.	113	9,286
Morgan Stanley	100	15,924
Nasdaq, Inc.	99	8,749
Progressive Corporation, The	12	2,840
Raymond James Financial, Inc.	67	11,491
Regions Financial Corporation	485	12,780
The PNC Financial Services Group, Inc.	43	8,657
		186,182
Health Care 16.2%
AstraZeneca PLC - ADR	127	9,772
Becton, Dickinson and Company	47	8,766
Cardinal Health, Inc.	16	2,558
CVS Health Corporation	62	4,645
Elevance Health, Inc.	38	12,395
Eli Lilly and Company	13	9,564
Gilead Sciences, Inc.	130	14,415
Johnson & Johnson	142	26,368
Merck & Co., Inc.	287	24,056
Pfizer Inc.	482	12,279
UnitedHealth Group Incorporated	66	22,898
		147,716
Information Technology 11.1%
Accenture Public Limited Company - Class A	35	8,534
Broadcom Inc.	122	40,305
Cisco Systems, Inc.	257	17,554
NetApp, Inc.	81	9,585
NXP Semiconductors N.V.	58	13,214
TE Connectivity Public Limited Company	55	12,157
		101,349
Industrials 10.9%
Automatic Data Processing, Inc.	25	7,339
Emerson Electric Co.	100	13,156
Ferguson Enterprises Inc.	42	9,350
Honeywell International Inc.	63	13,211
IDEX Corporation	56	9,160
Johnson Controls International Public Limited Company	81	8,920
L3Harris Technologies, Inc.	47	14,359
Northrop Grumman Corporation	15	9,247
PACCAR Inc	150	14,786
		99,528
Utilities 8.6%
American Electric Power Company, Inc.	122	13,754
Atmos Energy Corporation	62	10,640
Dominion Energy, Inc.	247	15,118
PPL Corporation	378	14,056
Sempra	171	15,400
WEC Energy Group Inc.	80	9,184
		78,152
Consumer Staples 8.3%
Archer-Daniels-Midland Company	245	14,631
Constellation Brands, Inc. - Class A	54	7,289
Kenvue Inc.	388	6,300
Keurig Dr Pepper Inc.	366	9,335
Pernod Ricard	88	8,691
Philip Morris International Inc.	82	13,314
Unilever PLC - ADR	270	16,031
		75,591
Energy 8.0%
ConocoPhillips	231	21,805
Coterra Energy Inc.	534	12,620
EQT Corporation	334	18,184
Marathon Petroleum Corporation	47	9,126
Targa Resources Corp.	71	11,837
		73,572
Consumer Discretionary 4.5%
Darden Restaurants, Inc.	51	9,747
Dick's Sporting Goods, Inc.	41	9,060
Industria de Diseno Textil, S.A.	187	10,309
Industria de Diseno Textil, S.A. - ADR	165	2,284
Tractor Supply Company	169	9,589
		40,989
Materials 4.0%
Anglo American PLC	351	13,223
Avery Dennison Corporation	69	11,240
Barrick Mining Corporation	5	176
PPG Industries, Inc.	113	11,906
		36,545
Real Estate 3.5%
Crown Castle Inc.	144	13,862
Sun Communities, Inc.	70	9,094
Weyerhaeuser Company	365	9,043
		31,999
Communication Services 1.3%
T-Mobile US, Inc.	51	12,164
Total Common Stocks (cost $792,678)		883,787
PREFERRED STOCKS 1.0%
Health Care 1.0%
Roche Holding AG	27	8,882
Total Preferred Stocks (cost $7,240)		8,882
SHORT TERM INVESTMENTS 2.2%
Investment Companies 2.2%
JNL Government Money Market Fund - Class I, 4.04% (a) (b)	20,349	20,349
Total Short Term Investments (cost $20,349)		20,349
Total Investments 100.0% (cost $820,267)		913,018
Other Assets and Liabilities, Net 0.0%		180
Total Net Assets 100.0%		913,198

(a) Investment in affiliate.

(b) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL/WMC Equity Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.04% - Class I	6,020	239,550	225,221	277	—	—	20,349	2.2
JNL Government Money Market Fund, 4.14% - Class SL	—	42,643	42,643	35	—	—	—	—
	6,020	282,193	267,864	312	—	—	20,349	2.2

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WMC Equity Income Fund
Assets - Securities
Common Stocks	851,564	32,223	—	883,787
Preferred Stocks	—	8,882	—	8,882
Short Term Investments	20,349	—	—	20,349
	871,913	41,105	—	913,018

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL/WMC Global Real Estate Fund
COMMON STOCKS 99.5%
United States of America 57.6%
American Healthcare REIT, Inc. (a)	346	14,552
AvalonBay Communities, Inc.	36	6,945
Brookdale Senior Living Inc. (b)	1,108	9,382
Caretrust REIT, Inc.	258	8,957
CBRE Group, Inc. - Class A (b)	18	2,887
Digital Realty Trust, Inc.	115	19,845
EastGroup Properties, Inc.	34	5,716
EPR Properties	50	2,880
Equinix, Inc.	16	12,288
Essential Properties Realty Trust, Inc.	237	7,044
Essex Property Trust, Inc.	74	19,899
Hilton Worldwide Holdings Inc.	21	5,438
Hyatt Hotels Corporation - Class A	40	5,654
Iron Mountain Incorporated	57	5,769
JBG Smith Properties (a)	179	3,990
Jones Lang LaSalle Incorporated (b)	10	2,840
Kilroy Realty Corporation (a)	162	6,829
Mid-America Apartment Communities, Inc.	19	2,709
Millrose Properties, Inc. - Class A	206	6,917
Paramount Group, Inc. (b)	783	5,123
ProLogis Inc.	262	29,950
Public Storage Operating Company	28	8,037
Regency Centers Corporation	187	13,660
Simon Property Group, Inc.	120	22,481
SL Green Realty Corp. (a)	134	8,018
SmartStop Self Storage REIT, Inc.	241	9,060
Tanger Inc.	200	6,768
Urban Edge Properties	412	8,438
W.P. Carey Inc.	245	16,579
Welltower Inc.	246	43,812
		322,467
Japan 11.4%
Arealink Co., Ltd.	244	3,679
Japan Real Estate Investment Corporation	8	6,971
Kajima Corporation	156	4,563
Mitsubishi Estate Co., Ltd.	572	13,176
Mitsui Fudosan Co., Ltd.	1,015	11,081
ORIX JREIT Inc.	10	7,045
Resorttrust, Inc.	318	4,028
Sumitomo Realty & Development Co., Ltd.	297	13,123
		63,666
Australia 8.9%
Charter Hall Limited	918	13,867
NEXTDC Limited (b)	501	5,641
Scentre Group Limited	5,387	14,565
Stockland Corporation Ltd	3,909	15,870
		49,943
Hong Kong 4.1%
Hongkong Land Holdings Limited	2,437	15,421
Swire Properties Limited	2,579	7,322
		22,743
France 3.9%
Accor	117	5,542
Clariane (a) (b)	631	3,515
Klepierre	322	12,582
		21,639
Canada 2.2%
Brookfield Corporation - Class A	178	12,234
Singapore 2.0%
Capitaland Group Pte. Ltd.	3,869	6,876
Keppel Ltd.	608	4,205
		11,081
Netherlands 2.0%
CTP N.V.	493	11,015
United Arab Emirates 1.8%
Emaar Properties PJSC	2,900	10,323
Switzerland 1.7%
Swiss Prime Site AG - Class N	68	9,480
United Kingdom 1.3%
Hammerson PLC (a)	1,862	7,271
Germany 1.0%
TAG Immobilien AG	338	5,840
Sweden 0.9%
Cibus Nordic Real Estate AB (publ) (a)	296	5,335
Belgium 0.7%
Aedifica	57	4,250
Total Common Stocks (cost $495,739)		557,287
SHORT TERM INVESTMENTS 1.9%
Securities Lending Collateral 1.9%
JNL Government Money Market Fund - Class SL, 4.14% (c) (d)	10,598	10,598
Total Short Term Investments (cost $10,598)		10,598
Total Investments 101.4% (cost $506,337)		567,885
Other Assets and Liabilities, Net (1.4)%		(7,967)
Total Net Assets 100.0%		559,918

(a) All or a portion of the security was on loan as of September 30, 2025.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL/WMC Global Real Estate Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.04% - Class I	8,695	108,541	117,236	80	—	—	—	—
JNL Government Money Market Fund, 4.14% - Class SL	5,890	57,033	52,325	73	—	—	10,598	1.9
	14,585	165,574	169,561	153	—	—	10,598	1.9

JNL/WMC Global Real Estate Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
HKD/USD	SSB	10/03/25	HKD	2,004	257	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WMC Global Real Estate Fund
Assets - Securities
Common Stocks
United States of America	322,467	—	—	322,467
Japan	—	63,666	—	63,666
Australia	—	49,943	—	49,943
Hong Kong	—	22,743	—	22,743
France	—	21,639	—	21,639
Canada	12,234	—	—	12,234
Singapore	—	11,081	—	11,081
Netherlands	—	11,015	—	11,015
United Arab Emirates	—	10,323	—	10,323
Switzerland	—	9,480	—	9,480
United Kingdom	—	7,271	—	7,271
Germany	—	5,840	—	5,840
Sweden	—	5,335	—	5,335
Belgium	—	4,250	—	4,250
Short Term Investments	10,598	—	—	10,598
	345,299	222,586	—	567,885
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	Shares/Par[1]	Value ($)
JNL/WMC Value Fund
COMMON STOCKS 96.5%
Financials 24.2%
American International Group, Inc.	238	18,668
Ares Management Corporation - Class A	58	9,232
Chubb Limited	56	15,829
JPMorgan Chase & Co.	139	43,833
KKR & Co. Inc. - Class A	111	14,478
LPL Financial Holdings Inc.	46	15,291
M&T Bank Corporation	82	16,156
Marsh & Mclennan Companies, Inc.	82	16,470
MetLife, Inc.	225	18,512
Morgan Stanley	109	17,282
Nasdaq, Inc.	153	13,498
Progressive Corporation, The	20	4,914
Raymond James Financial, Inc.	97	16,824
Regions Financial Corporation	583	15,381
The PNC Financial Services Group, Inc.	85	17,086
		253,454
Health Care 15.2%
AstraZeneca PLC - ADR	134	10,301
Elevance Health, Inc.	56	17,992
Eli Lilly and Company	17	13,233
Gilead Sciences, Inc.	150	16,601
Johnson & Johnson	162	30,107
Merck & Co., Inc.	294	24,638
Pfizer Inc.	777	19,812
UnitedHealth Group Incorporated	76	26,231
		158,915
Industrials 9.9%
3M Company	85	13,270
Emerson Electric Co.	116	15,221
Johnson Controls International Public Limited Company	144	15,853
Knight-Swift Transportation Holdings Inc. - Class A	260	10,264
L3Harris Technologies, Inc.	66	20,203
Middleby Corporation, The (a)	89	11,832
PACCAR Inc	177	17,365
		104,008
Information Technology 9.8%
Amdocs Limited	200	16,381
Broadcom Inc.	29	9,558
Cisco Systems, Inc.	323	22,116
Corning Incorporated	157	12,922
F5, Inc. (a)	35	11,414
NetApp, Inc.	115	13,628
NXP Semiconductors N.V.	72	16,325
		102,344
Energy 7.8%
Antero Resources Corporation (a)	489	16,417
ConocoPhillips	188	17,792
Coterra Energy Inc.	624	14,752
Marathon Petroleum Corporation	85	16,327
Targa Resources Corp.	96	16,039
		81,327
Consumer Discretionary 6.6%
Dick's Sporting Goods, Inc.	69	15,246
Gentex Corporation	553	15,664
H & R Block, Inc. (b)	269	13,628
Industria de Diseno Textil, S.A. - ADR	1,150	15,876
Starbucks Corporation	105	8,853
		69,267
Utilities 6.2%
American Electric Power Company, Inc.	132	14,883
Atmos Energy Corporation	93	15,931
Sempra	226	20,338
WEC Energy Group Inc.	123	14,108
		65,260
Communication Services 5.9%
Alphabet Inc. - Class C	194	47,202
T-Mobile US, Inc.	61	14,499
		61,701
Consumer Staples 5.5%
Archer-Daniels-Midland Company	304	18,136
Keurig Dr Pepper Inc.	435	11,110
Unilever PLC - ADR (b)	220	13,056
US Foods Holding Corp. (a)	202	15,452
		57,754
Real Estate 3.1%
Crown Castle Inc.	183	17,675
Gaming and Leisure Properties, Inc.	312	14,525
		32,200
Materials 2.3%
Axalta Coating Systems Ltd. (a)	355	10,154
Freeport-McMoRan Inc.	354	13,890
		24,044
Total Common Stocks (cost $838,960)		1,010,274
PREFERRED STOCKS 1.0%
Health Care 1.0%
Roche Holding AG	30	10,111
Total Preferred Stocks (cost $9,041)		10,111
SHORT TERM INVESTMENTS 2.6%
Investment Companies 2.6%
JNL Government Money Market Fund - Class I, 4.04% (c) (d)	27,794	27,794
Total Short Term Investments (cost $27,794)		27,794
Total Investments 100.1% (cost $875,795)		1,048,179
Other Assets and Liabilities, Net (0.1)%		(996)
Total Net Assets 100.0%		1,047,183

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2025.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.

JNL/WMC Value Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.04% - Class I	13,197	179,826	165,229	331	—	—	27,794	2.7
JNL Government Money Market Fund, 4.14% - Class SL	920	7,204	8,124	17	—	—	—	—
	14,117	187,030	173,353	348	—	—	27,794	2.7

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Notes to Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2025.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WMC Value Fund
Assets - Securities
Common Stocks	1,010,274	—	—	1,010,274
Preferred Stocks	—	10,111	—	10,111
Short Term Investments	27,794	—	—	27,794
	1,038,068	10,111	—	1,048,179

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2025

Currency Abbreviations:

ARS - Argentine Peso	COP - Colombian Peso	ILS - Israeli New Shekel	PHP - Philippine Peso
AUD - Australian Dollar	CZK - Czech Republic Korunas	INR - Indian Rupee	PLN - Polish Zloty
BRL - Brazilian Real	DKK - Danish Krone	JPY - Japanese Yen	SEK - Swedish Krona
CAD - Canadian Dollar	EUR - European Currency Unit (Euro)	KRW - South Korean Won	SGD - Singapore Dollar
CHF - Swiss Franc	GBP - British Pound	MXN - Mexican Peso	TRY - Turkish Lira
CLP - Chilean Peso	HKD - Hong Kong Dollar	NOK - Norwegian Krone	TWD - New Taiwan Dollar
CNH - Chinese Offshore Yuan	HUF - Hungarian Forint	NZD - New Zealand Dollar	USD - United States Dollar
CNY - Chinese Yuan	IDR - Indonesian Rupiah	PEN - Peruvian Nuevo Sol	ZAR - South African Rand

Abbreviations:

ADR - American Depositary Receipt	ITRAXX - Group of international credit derivative indices monitored by the
ASX - Australian Securities Exchange	International Index Company
BRAZIBOR - Brazil Interbank Offered Rate	JIBAR - Johannesburg Interbank Average Rate
BTP - debt instrument issued by the Republic of Italy with a term of 2 to 11 years	LIBOR - London Interbank Offered Rate
BUBOR - Budapest Interbank Offered Rate	LLC/L.L.C. - Limited Liability Companies
CAPE - Cyclically Adjusted Price Earnings	MBS - Mortgage-Backed Security
CDX.EM - Credit Default Swap Index - Emerging Markets	MEXIBOR - Mexico Interbank Offered Rate
CDX.NA.HY - Credit Default Swap Index - North American - High Yield	MICEX - Moscow Interbank Offered Rate
CDX.NA.IG - Credit Default Swap Index - North American - Investment Grade	MSCI - Morgan Stanley Capital International
CHESS - Clearing House Electronic Subregister System	NASDAQ - National Association of Securities Dealers Automated Quotations
CLO - Collateralized Loan Obligation	NVDR - Non-Voting Depository Receipt
CMBX.NA - Commercial Mortgage-backed Securities Index North America	OAT - Obligations Assimilables du Tresor
CPURNSA - CPI Urban Consumers Index Non-Seasonally Adjusted	OBFR - Overnight Bank Funding Rate
DIP - Debtor-in-possession	PJSC - Private Joint Stock Company
DUTCHCERT - Dutch Certificate	PLC/P.L.C./Plc - Public Limited Company
EAFE - Europe, Asia and Far East	RBOB - Reformulated Blendstock for Oxygenate Blending
ESTR - Euro Short-Term Rate	REIT - Real Estate Investment Trust
ETF - Exchange Traded Fund	REMIC - Real Estate Mortgage Investment Conduit
EURIBOR - Europe Interbank Offered Rate	RTS - Russian Trading System
Euro BOBL - debt instrument issued by the Federal Republic of Germany with a	S&P - Standard & Poor's
term of 4.5 to 5.5 years	SDR - Swedish Depositary Receipt
Euro Bund - debt instrument issued by the Federal Republic of Germany with a	SOFR - Secured Overnight Financing Rates
term of 8.5 to 10.5 years	SONIA - Sterling Overnight Index Average
Euro Buxl - debt instrument issued by the Federal Republic of Germany with a	SPDR - Standard & Poor's Depositary Receipt
term of 24 to 35 years	TBA - To be Announced (Securities purchased on a delayed delivery basis)
Euro OAT - debt instrument issued by the Republic of Italy with a	TBD - To Be Determined
term of 8.5 to 10.5 years	TIPS - Treasury Inflation-Protected Securities
Euro Schatz - debt instrument issued by the Federal Republic of Germany with a	TONAR - Tokyo Overnight Average Rate
term of 1.75 to 2.25 years	TOPIX - Tokyo Stock Price Index
FTSE - Financial Times Stock Exchange	TSX - Toronto Stock Exchange
GDR - Global Depositary Receipt	ULSD - Ultra Low Sulfur Diesel
HICP - Harmonized Index of Consumer Prices	US - United States
IBOR – Interbank Offered Rate	WIBOR - Warsaw Interbank Offered Rate

Counterparty Abbreviations:

BBH - Brown Brothers Harriman & Co.	CTC - Creditag Corp	MSC - Morgan Stanley & Co. Inc.
BCL - Barclays Capital Inc.	DUB - Deutsche Bank AG.	RBC - Royal Bank of Canada
BNP - BNP Paribas Securities	DWA - Daiwa Capital Markets America Inc.	SBI - Sanford C.Bernstein & CO., INC
BNS - Bank of Nova Scotia/Scotiabank	FICC - Fixed Income Clearing Corporation	SCB - Standard Chartered Bank
BOA - Bancamerica Securities/Bank of America NA	GSC - Goldman Sachs & Co.	SSB - State Street Brokerage Services
BPC - BroadPoint Capital, Inc.	HSB - HSBC Securities Inc.	TDB - Toronto - Dominion Bank
CIB - Canadian Imperial Bank of Commerce	JPM - J.P. Morgan Securities Inc.	UBS - UBS Securities, LLC
CIT - Citibank, Inc	MLP - Merrill Lynch Professional Clearing Corp.

1Rounded par and notional amounts are listed in USD unless otherwise noted. Options are quoted in unrounded number of contracts or unrounded notional. Futures and contracts for difference are quoted in unrounded contracts.

2The frequency of periodic payments received or paid by the Fund are defined as follows: (A)/(AN) - Annually; (E) - Expiration Date; (M) - Monthly; (MT) - Maturity; (Q) - Quarterly; (S) - Semi-Annually.

“-“ Amount rounds to less than one thousand or 0.05%.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2025

Securities Lending and Securities Lending Collateral. All Funds, except JNL Multi-Manager Floating Rate Income Fund and JNL/Dreyfus Government Money Market Fund, participate in agency based securities lending programs. JPMorgan Chase Bank, N.A. (“JPM Chase”) and State Street Bank and Trust Company (“State Street”) (each a “Custodian” and together the “Custodians”) each serve as securities lending agent to the eligible Funds for which they are Custodian. Per the securities lending agreements, the securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral. Each Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional collateral required due to changes in security values is typically delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. The securities lending agents have agreed to indemnify the Fund in the event of default by a third-party borrower. A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, which is shared with the borrower through negotiated rebates. The Fund bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral which a Fund receives may include U.S. Government securities; U.S. Government agencies’ debt securities; and U.S. Government-sponsored agencies’ debt securities and mortgage-backed securities. For non-cash collateral, the Fund receives lending fees negotiated with the borrower. The securities lending agents have agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments. The Fund also bears the market risk with respect to the collateral received and securities loaned. JPM Chase and State Street receive a portion of the earnings from the Funds' securities lending program.

Except as described below, cash collateral received is invested in the JNL Government Money Market Fund – Class SL, a registered government money market fund under the 1940 Act and series of the JNL Investors Series Trust. JNAM serves as the Adviser and Administrator for the JNL Government Money Market Fund. The JNL Government Money Market Fund is offered to the Funds and their affiliates and is not available for direct purchase by members of the public. The JNL Government Money Market Fund pays JNAM annual fees, accrued daily and payable monthly, for investment advisory and administrative services. In addition to investing cash collateral in the JNL Government Money Market Fund - Class SL, JNL/Mellon S&P 500 Index Fund may invest cash collateral in repurchase agreements collateralized by equity and U.S. government or agency securities. JPM Chase has agreed to bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the repurchase agreements collateralized by equity and U.S. government or agency securities. Reinvestments in repurchase agreements will not exceed 10% of the Funds net assets, shall be collateralized by equity and U.S. government or agency securities equal to not less than 110% of the cash collateral reinvested in such transactions, and shall be marked-to-market daily.

Security Valuation. Under the JNL Series Trust ("Trust") valuation policy and procedures (“Valuation Policies and Procedures”), the Trust's Board of Trustees (“Board” or “Trustees”) has designated to the Adviser the responsibility for carrying out certain functions relating to the valuation of portfolio securities for the purpose of determining the NAV of each Fund. The Adviser has established a Valuation Committee (the “Valuation Committee”) that is charged with the responsibilities set forth in the Valuation Policies and Procedures. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures approved by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board.

The NAV of a Fund's shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). The NAV of a Fund’s shares may also not be determined on days designated by the Board or on days designated by the SEC. However, consistent with legal requirements, calculation of the Fund’s NAV may be suspended on days determined by the Board during times of NYSE market closure, which may include times during which the SEC issues policies or protocols associated with such closure pursuant to Section 22(e) of the 1940 Act. In the event that the NYSE is closed unexpectedly or opens for trading but closes earlier than scheduled, the Fund’s Valuation Committee will evaluate if trading activity on other U.S. exchanges and markets for equity securities is considered reflective of normal market activity. To the extent an NYSE closure is determined to be accompanied by a disruption of normal market activity, the Valuation Committee may utilize the time the NYSE closed for purposes of measuring and calculating the Funds’ NAVs. To the extent an NYSE closure is determined to not have resulted in a disruption of normal market activity, the valuation committee may utilize the time the NYSE was scheduled to close for purposes of measuring and calculating the Funds’ NAVs. The Funds of Funds’ investments in the underlying funds are valued at the daily NAV of the applicable underlying fund determined as of the close of the NYSE on each valuation date. Valuation of investments by the underlying funds is discussed in the underlying funds’ financial statements, which are filed with the SEC and are available on the SEC’s website at www.sec.gov. Each Feeder Fund’s investment in its corresponding Master Fund is valued at the daily NAV per share of the applicable Master Fund determined as of the close of the NYSE on each valuation date. Valuation of the investments by the Master Fund is discussed in each Master Fund’s financial statements, which are available on the SEC's website at www.sec.gov.

Equity securities are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security on the valuation date, the security may be valued at the most recent sale or quoted bid price prior to close. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for equities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined. When fair valuing foreign equity securities, the Adviser adjusts the closing prices of foreign portfolio equity securities (except foreign equity securities traded in North America and South America) based upon pricing models provided by a third-party vendor in order to reflect the “fair value” of such securities for purposes of determining a Fund's NAV. Foreign equity securities traded in North America and South America may be fair valued utilizing international adjustment factors in response to local market holidays, exchange closures, or other events as deemed necessary in order to reflect the “fair value” of such securities for purposes of determining a Fund's NAV. All securities in the JNL/Dreyfus Government Money Market Fund, as permitted by compliance with applicable provisions under Rule 2a-7 under the 1940

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2025

Act, are valued at amortized cost, unless it is determined that such practice does not approximate fair value. If a valuation from a third party pricing service is unavailable or it is determined that such valuation does not approximate fair value, debt obligations with remaining maturities of sixty (60) days or less may be valued at their amortized cost, unless it is determined that such practice also does not approximate fair value.

Debt and derivative securities are generally valued by independent pricing services approved by the Board. Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data. Term loans are generally valued at the composite bid prices provided by approved pricing services. Commodity-linked structured notes and credit linked notes are valued by approved pricing services. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. Options traded on an exchange are generally valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the current day’s mid-price. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. If pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent fair value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Valuation Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including each Fund’s Sub-Adviser(s), to assist in determining the fair value of an investment. A market-based approach may be utilized whereby related or comparable assets or liabilities, recent transactions, market multiples, book values and other inputs may be considered in determining fair value. An income-based valuation approach may also be used in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Inputs considered to determine fair value may include fundamental analytical data relating to the security; the nature and duration of restrictions, if any, on the disposition of the security; trading volume on markets, exchanges, or among dealers; evaluation of the forces which influence the market in which the security is traded; the type of security; the financial statements of the issuer, or other financial information about the issuer; the cost of the security at its date of purchase; the size of the Fund’s holding; the discount from market value of unrestricted securities of the same class, if applicable, at the time of purchase or at a later date; reports prepared by analysts; information as to any transactions in or offers for the security; the existence of any merger proposal, tender offer or other extraordinary event relating to the security; the price and extent of public or dealer trading in similar securities or derivatives of the issuer or of comparable companies; trading in depositary receipts; foreign currency exchange activity; changes in the interest rate environment; trading prices of financial products that are tied to baskets of foreign securities; and any other matters considered relevant.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820, "Fair Value Measurement". FASB ASC Topic 820 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under this guidance. The inputs are summarized into three broad categories:

Level 1 includes quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date.

Level 2 includes other significant observable inputs (including fair value factors, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 includes significant unobservable inputs, to the extent observable inputs are not available, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a rollforward of asset types with significant Level 3 valuations (in thousands) and transfers by category for which significant unobservable inputs were used to determine fair value during the period ended September 30, 2025:

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2025

Balance at Beginning of Period ($)	Transfers into Level 3 During the Period[1]	Transfers out of Level 3 During the Period[1]	Realized Gain/(Loss)	Amortization/Accretion	Purchases	(Sales)	Balance at End of Period ($)	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at End of Period[2] ($)

JNL/PIMCO Income Fund

Senior Floating Rate Instruments	23,287	—	11	—	7	8,547	(354)	31,954	478
Common Stocks	11,384	3	6,736	—	—	801	—	5,316	(136)
Credit Default Swap Agreements	—	—	—	—	—	—	—	(23)	(23)
Rights	—	—	—	—	—	1,456	—	1,475	19
Preferred Stocks	—	—	—	—	—	832	—	832	—
Warrants	933	—	933	—	—	155	—	143	(12)
Government And Agency Obligations	—	2,633	—	—	—	—	—	—	(2,633)
Corporate Bonds And Notes	1,650	—	1,650	—	—	—	—	—	—
	37,254	2,636	9,330	—	7	11,791	(354)	39,697	(2,307)

JNL/Westchester Capital Event Driven Fund

Other Equity Interests	1,179	—	—	—	—	—	(168)	1,070	59
Rights	78	—	—	—	—	—	—	55	(23)
Warrants	1	1	—	—	—	—	—	1	(1)
Total Return Swap Agreements	32	—	—	—	—	—	—	21	(11)
	1,290	1	—	—	—	—	(168)	1,147	24

[1]	There were no significant transfers between Level 3 and Level 2 during the Period except for those noted.
[2]	Reflects the change in unrealized appreciation/(depreciation) for Level 3 investments held September 30, 2025.

Asset Class	Fair Value (In Thousands $)	Valuation Technique	Unobservable Input	Range (Weighted Average†)
JNL/PIMCO Income Fund
Senior Floating Rate Instruments	18,773	Merger Terms	Merger Indicated Value	100.00 - 103.00 (102.59)
Senior Floating Rate Instruments	7,823	Recent Transaction	NA‡	100.27 - 100.78 (100.57)
Senior Floating Rate Instruments	3,687	Par Value	Par Value	100.00 (N/A)
Senior Floating Rate Instruments	1,418	Market Approach	Broker Quote	39.00 - 100.00 (99.61)
Senior Floating Rate Instruments	253	Discounted Cash Flow Model	Discount Rate	40% (N/A)
	31,954
Common Stocks	4,580	Merger Terms	Merger Indicated Value	$3.9B (N/A)
Common Stocks	734	Black Scholes Model	Volatility	63% (N/A)
Common Stocks	2	Market Approach	Broker Quote	0.63 (N/A)
	5,316
Credit Default Swap Agreements	(23)	Market Approach	Broker Quote	0.94 - 0.98 (0.95)
Rights	1,475	Hybrid Model	Discount Rate and Broker Quote	7.93% - 7.98% (7.93%)
Preferred Stocks	832	Liquidation Preference	Liquidation Value	$575M (N/A)
Warrants	143	Market Approach	Discount Rate	8% (N/A)

JNL/Westchester Capital Event Driven Fund
Other Equity Interests	1,070	Market Approach	Broker Quote	1.28 - 1.30 (1.28)
Rights	55	Market Approach	Broker Quote	0.30 - 0.75 (0.51)
Warrants	1	Market Approach	Current Trade Price	0.00 - 0.03 (0.01)
Total Return Swap Agreements	21	Market Approach	Broker Quote	0.50 - 1.60 (0.60)

† Unobservable inputs were weighted by the relative fair value of the instruments.

‡ The valuations within this category are based on recent transactions. There were no quantitative unobservable inputs significant to the valuation technique.

The following table summarizes Funds with significant exposure to Russian securities with Level 3 valuations (in thousands) at September 30, 2025. These securities were fair valued at or near zero due to economic sanctions that prohibit the Funds from transacting in these securities or to repatriate Russian currency.

Unrealized Gain/(Loss) ($)
JNL Emerging Markets Index Fund
Common Stocks	(24,725)
JNL Multi-Manager Emerging Markets Equity Fund
Common Stocks	(20,149)
JNL/BlackRock Global Natural Resources Fund
Common Stocks	(40,428)
JNL/GQG Emerging Markets Equity Fund
Common Stocks	(57,255)
JNL/PIMCO Investment Grade Credit Bond Fund
Corporate Bonds and Notes	(6,680)

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2025

Unfunded Commitments. Certain Funds may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked-to-market daily.

Sub-Adviser Affiliates. PPM America, Inc., an affiliate of JNAM, serves as Sub-Adviser for JNL Multi-Manager Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund, JNL/PPM America Investment Grade Credit Fund and JNL/PPM America Total Return Fund.

For additional information on the Funds' policies regarding valuation of investments and other significant accounting matters, please refer to the Funds' most recent annual or semi-annual financial statements.